        AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON 04/08/10


                                           REGISTRATION STATEMENT NO. 333-152256
                                                                       811-21262
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4



                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                              PRE-EFFECTIVE AMENDMENT NO.                                [ ]
                             POST-EFFECTIVE AMENDMENT NO. 2                              [X]
                                          AND
            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                   AMENDMENT NO. 124                                     [X]



                        (Check Appropriate box or boxes.)

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                               (Name of Depositor)

           1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT 06002 -- 2910
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000


                              MARIE C. SWIFT, ESQ.
                       METROPOLITAN LIFE INSURANCE COMPANY
                               501 BOYLSTON STREET
                                BOSTON, MA 02116
                     (Name and Address of Agent for Service)

                                    ---------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 1, 2010 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

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                        VINTAGE 3(SM) ANNUITY PROSPECTUS:

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES


                                   MAY 1, 2010


This prospectus describes VINTAGE 3 VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Janus Forty Portfolio -- Class A
  American Funds Global Growth Fund                Lazard Mid Cap Portfolio -- Class B
  American Funds Growth Fund                       Lord Abbett Growth and Income
  American Funds Growth-Income Fund                   Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE PRODUCTS            Lord Abbett Mid Cap Value
  Contrafund(R) Portfolio -- Service Class            Portfolio -- Class B
  Mid Cap Portfolio -- Service Class 2             Met/Templeton Growth Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     MFS(R) Emerging Markets Equity
  TRUST -- CLASS 2                                    Portfolio -- Class B
  Franklin Income Securities Fund                  PIMCO Inflation Protected Bond
  Templeton Foreign Securities Fund                   Portfolio -- Class A
JANUS ASPEN SERIES -- SERVICE SHARES               PIMCO Total Return Portfolio -- Class B
  Enterprise Portfolio                             Pioneer Fund Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Pioneer Strategic Income Portfolio -- Class
  Legg Mason ClearBridge Variable Aggressive          A
     Growth Portfolio -- Class I                   Third Avenue Small Cap Value
  Legg Mason ClearBridge Variable                     Portfolio -- Class B
     Appreciation Portfolio -- Class I           METROPOLITAN SERIES FUND, INC.
  Legg Mason ClearBridge Variable Equity           BlackRock Aggressive Growth
     Income Builder Portfolio -- Class II             Portfolio -- Class D
  Legg Mason ClearBridge Variable Large Cap        BlackRock Bond Income Portfolio -- Class E
     Value Portfolio -- Class I                    BlackRock Legacy Large Cap Growth
  Legg Mason ClearBridge Variable Mid Cap             Portfolio -- Class A
     Core Portfolio -- Class I                     BlackRock Money Market Portfolio -- Class E
LEGG MASON PARTNERS VARIABLE INCOME TRUST          FI Value Leaders Portfolio -- Class D
  Legg Mason Western Asset Variable                MetLife Aggressive Allocation
     Adjustable Rate                                  Portfolio -- Class B
  Income Portfolio                                 MetLife Conservative Allocation
  Legg Mason Western Asset Variable High              Portfolio -- Class B
     Income Portfolio                              MetLife Conservative to Moderate Allocation
MET INVESTORS SERIES TRUST                            Portfolio -- Class B
  BlackRock Large Cap Core Portfolio -- Class      MetLife Moderate Allocation
     E                                                Portfolio -- Class B
  Clarion Global Real Estate                       MetLife Moderate to Aggressive Allocation
     Portfolio -- Class A                             Portfolio -- Class B
  Dreman Small Cap Value Portfolio -- Class A      MetLife Stock Index Portfolio -- Class B
  Harris Oakmark International                     MFS(R) Total Return Portfolio -- Class F
     Portfolio -- Class A                          MFS(R) Value Portfolio -- Class A
  Invesco Small Cap Growth Portfolio -- Class      Oppenheimer Global Equity
     A                                                Portfolio -- Class B



Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.

THE CONTRACT IS NO LONGER OFFERED TO NEW PURCHASERS.


This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2010. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9325 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----
GLOSSARY................................................................     3
SUMMARY.................................................................     5
FEE TABLE...............................................................     9
CONDENSED FINANCIAL INFORMATION.........................................    14
THE ANNUITY CONTRACT....................................................    14
Contract Owner Inquiries................................................    15
Purchase Payments.......................................................    15
Accumulation Units......................................................    15
The Variable Funding Options............................................    16
FIXED ACCOUNT...........................................................    22
CHARGES AND DEDUCTIONS..................................................    22
General.................................................................    22
Withdrawal Charge.......................................................    22
Free Withdrawal Allowance...............................................    23
Transfer Charge.........................................................    23
Administrative Charges..................................................    23
Mortality and Expense Risk Charge.......................................    24
Variable Liquidity Benefit Charge.......................................    24
Enhanced Stepped-Up Provision Charge....................................    24
Guaranteed Minimum Withdrawal Benefit Charge............................    24
Variable Funding Option Expenses........................................    24
Premium Tax.............................................................    25
Changes in Taxes Based upon Premium or Value............................    25
TRANSFERS...............................................................    25
Market Timing/Excessive Trading.........................................    25
Dollar Cost Averaging...................................................    27
ACCESS TO YOUR MONEY....................................................    28
Systematic Withdrawals..................................................    28
OWNERSHIP PROVISIONS....................................................    29
Types of Ownership......................................................    29
Contract Owner..........................................................    29
Beneficiary.............................................................    29
Annuitant...............................................................    29
DEATH BENEFIT...........................................................    30
Death Proceeds before the Maturity Date.................................    30
Enhanced Stepped-Up Provision ("E.S.P.")................................    31
Payment of Proceeds.....................................................    31
Spousal Contract Continuance (subject to availability -- does not apply
  if a non-spouse is a joint owner).....................................    33
Beneficiary Contract Continuance (not permitted for non-natural
  beneficiaries)........................................................    34
Planned Death Benefit...................................................    34
Death Proceeds after the Maturity Date..................................    35
Death Proceeds under 403(b) Contracts...................................    35
LIVING BENEFITS.........................................................    35
Guaranteed Minimum Withdrawal Benefit ("GMWB" or "Principal
  Guarantee")...........................................................    35
THE ANNUITY PERIOD......................................................    41
Maturity Date...........................................................    41
Allocation of Annuity...................................................    41
Variable Annuity........................................................    42
Fixed Annuity...........................................................    42
PAYMENTS OPTIONS........................................................    42
Election of Options.....................................................    42
Annuity Options.........................................................    43
Variable Liquidity Benefit..............................................    43
MISCELLANEOUS CONTRACT PROVISIONS.......................................    44
Right to Return.........................................................    44
Termination.............................................................    44
Required Reports........................................................    44
Suspension of Payments..................................................    44
THE SEPARATE ACCOUNT....................................................    44
Performance Information.................................................    45
FEDERAL TAX CONSIDERATIONS..............................................    45
General Taxation of Annuities...........................................    46
Types of Contracts: Qualified and Non-qualified.........................    47
Qualified Annuity Contracts.............................................    47
Taxation of Qualified Annuity Contracts.................................    47
Mandatory Distributions for Qualified Plans.............................    47
Individual Retirement Annuities.........................................    48
Roth IRAs ..............................................................    48
TSAs (Tax-Sheltered Annuities -- ERISA and Non-ERISA)...................    49
Non-qualified Annuity Contracts.........................................    51
Diversification Requirements for Variable Annuities.....................    52
Ownership of the Investments............................................    52
Taxation of Death Benefit Proceeds......................................    52
Other Tax Considerations................................................    52
Treatment of Charges for Optional Benefits..............................    52
Guaranteed Minimum Withdrawal Benefits..................................    52
Puerto Rico Tax Considerations..........................................    53
Non-Resident Aliens.....................................................    53
Tax Credits and Deductions..............................................    53
OTHER INFORMATION.......................................................    53
The Insurance Company...................................................    53
Financial Statements....................................................    54
Distribution of Variable Annuity Contracts..............................    54
Conformity with State and Federal Laws..................................    55
Voting Rights...........................................................    55
Restrictions on Financial Transactions..................................    55
Legal Proceedings.......................................................    56
APPENDIX A: CONDENSED FINANCIAL INFORMATION FOR METLIFE OF CT SEPARATE
  ACCOUNT ELEVEN FOR VARIABLE ANNUITIES.................................   A-1
APPENDIX B: ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS...........   B-1
APPENDIX C: THE FIXED ACCOUNT...........................................   C-1
APPENDIX D: CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.........   D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (YOU) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

GOOD ORDER -- A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 10366, Des Moines, IA 50306-0366 (for overnight delivery or courier service only: 4700 Westown Parkway, Suite 200, West Des Moines, IA 50266). For Purchase Payments and (if applicable) loan repayments, our Home Office address is: MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, 408A or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- "You" is the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust.

                                    SUMMARY:

                           VINTAGE 3 VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your Contract is issued by MetLife Insurance Company of Connecticut (the "Company," "We," or "Us"). The Company sponsors MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account" or "Separate Account Eleven"), a segregated account.

THE CONTRACT IS NO LONGER AVAILABLE FOR SALE. It does continue to accept Purchase Payments from existing Contract Owners.

For contracts issued in New York, a waiver of the withdrawal charge may apply to all Annuity Payments.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Internal Revenue Code (the "Code"). Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.



Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.


The Contract is no longer available for sale. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds. If your Contract was issued as a Qualified Contract under Section 403(b) of the Code in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted) as significant adverse tax consequences may result from such additional payments. (See "Federal Tax Considerations.")

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business (generally, 4:00 p.m., Eastern Time) on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Where permitted by state law, we also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.70%. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after three full years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.)

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted each business day from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted each business day from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.



ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain Contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to the beneficiary in a lump sum.


     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10% of the Remaining Benefit Base. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE...................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE.....................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE...................................   6%(3)
(As a percentage of the present value of the remaining Annuity
  Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net
  Investment Factor used to calculate The Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...............................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 3 years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               1 years               6%
         1 years               2 years               5%
         2 years               3 years               4%
        3 + years                                    0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after three years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               1 years               6%
         1 years               2 years               5%
         2 years               3 years               4%
        3 + years                                    0%


(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00%
upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the optional features you select:

Mortality and Expense Risk Charge............................................    1.70%(5)
Administrative Expense Charge................................................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED.....    1.85%
Optional E.S.P. Charge.......................................................    0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED..............    2.05%
Optional GMWB I Charge (maximum upon reset)..................................    1.00%(6)
Optional GMWB II Charge (maximum upon reset).................................    1.00%(6)
Optional GMWB III Charge.....................................................    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED..............    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED.............    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED............    2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED........    3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.......    3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED......    2.30%



(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the underlying fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio, and an amount equal to the underlying fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio.

(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2009 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.49%      1.42%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
AMERICAN FUNDS INSURANCE
  SERIES(R)  -- CLASS 2
  American Funds Global Growth
     Fund........................     0.54%        0.25%       0.03%            --            0.82%           --          0.82%
  American Funds Growth Fund.....     0.33%        0.25%       0.02%            --            0.60%           --          0.60%
  American Funds Growth-Income
     Fund........................     0.28%        0.25%       0.01%            --            0.54%           --          0.54%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R) Portfolio
     -- Service Class............     0.56%        0.10%       0.11%            --            0.77%           --          0.77%
  Mid Cap Portfolio  -- Service
     Class 2.....................     0.56%        0.25%       0.12%            --            0.93%           --          0.93%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  -- CLASS 2
  Franklin Income Securities
     Fund........................     0.45%        0.25%       0.02%            --            0.72%           --          0.72%
  Franklin Small-Mid Cap Growth
     Securities Fund++...........     0.51%        0.25%       0.30%          0.01%           1.07%         0.01%         1.06%(1)
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.02%           1.06%         0.01%         1.05%(1)
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Enterprise Portfolio...........     0.64%        0.25%       0.06%            --            0.95%           --          0.95%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I#.......     0.75%          --        0.06%            --            0.81%           --          0.81%(2)
  Legg Mason ClearBridge Variable
     Appreciation Portfolio
     -- Class I..................     0.72%          --        0.05%            --            0.77%           --          0.77%(2)
  Legg Mason ClearBridge Variable
     Capital Portfolio++.........     0.75%        0.25%       0.14%            --            1.14%         0.14%         1.00%(3)
  Legg Mason ClearBridge Variable
     Dividend Strategy
     Portfolio++#................     0.65%          --        0.41%            --            1.06%         0.11%         0.95%(4)
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio  -- Class II......     0.75%        0.25%       0.10%            --            1.10%           --          1.10%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio  -- Class I++.....     0.75%          --        0.05%            --            0.80%           --          0.80%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio
     -- Class I++#...............     0.75%          --        0.10%            --            0.85%           --          0.85%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio
     -- Class I..................     0.65%          --        0.06%            --            0.71%           --          0.71%
  Legg Mason ClearBridge Variable
     Mid Cap Core Portfolio
     -- Class I#.................     0.75%          --        0.24%            --            0.99%         0.04%         0.95%(4)
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio
     -- Class I++................     0.75%          --        0.17%            --            0.92%           --          0.92%
  Legg Mason Global Currents
     Variable International All
     Cap Opportunity
     Portfolio++#................     0.85%          --        0.25%            --            1.10%           --          1.10%(2)
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Western Asset
     Variable Adjustable Rate
     Income Portfolio#...........     0.55%        0.25%       0.56%            --            1.36%         0.36%         1.00%(3)
  Legg Mason Western Asset
     Variable Diversified
     Strategic Income
     Portfolio++.................     0.65%          --        0.30%            --            0.95%           --          0.95%
  Legg Mason Western Asset
     Variable High Income
     Portfolio#..................     0.60%          --        0.15%            --            0.75%           --          0.75%
MET INVESTORS SERIES TRUST
  BlackRock Large Cap Core
     Portfolio  -- Class E.......     0.59%        0.15%       0.06%            --            0.80%           --          0.80%
  Clarion Global Real Estate
     Portfolio  -- Class A.......     0.64%          --        0.09%            --            0.73%           --          0.73%
  Dreman Small Cap Value
     Portfolio -- Class A........     0.79%          --        0.10%            --            0.89%           --          0.89%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
  Harris Oakmark International
     Portfolio  -- Class A.......     0.79%          --        0.05%            --            0.84%           --          0.84%
  Invesco Small Cap Growth
     Portfolio  -- Class A.......     0.86%          --        0.04%            --            0.90%           --          0.90%
  Janus Forty Portfolio  -- Class
     A...........................     0.64%          --        0.04%            --            0.68%           --          0.68%
  Lazard Mid Cap Portfolio
     -- Class B..................     0.70%        0.25%       0.04%            --            0.99%           --          0.99%
  Lord Abbett Growth and Income
     Portfolio -- Class B........     0.53%        0.25%       0.03%            --            0.81%           --          0.81%
  Lord Abbett Mid Cap Value
     Portfolio  -- Class B.......     0.68%        0.25%       0.08%            --            1.01%           --          1.01%
  Met/Templeton Growth
     Portfolio -- Class B........     0.69%        0.25%       0.18%            --            1.12%         0.07%         1.05%(5)
  MFS(R) Emerging Markets Equity
     Portfolio  -- Class B.......     0.99%        0.25%       0.18%            --            1.42%           --          1.42%
  MFS(R) Research International
     Portfolio  -- Class B++.....     0.71%        0.25%       0.10%            --            1.06%           --          1.06%
  Morgan Stanley Mid Cap Growth
     Portfolio  -- Class B++.....     0.70%        0.25%       0.20%            --            1.15%           --          1.15%
  PIMCO Inflation Protected Bond
     Portfolio  -- Class A.......     0.48%          --        0.05%            --            0.53%           --          0.53%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.04%            --            0.77%           --          0.77%
  Pioneer Fund Portfolio
     -- Class A..................     0.66%          --        0.08%            --            0.74%           --          0.74%
  Pioneer Strategic Income
     Portfolio  -- Class A.......     0.60%          --        0.06%            --            0.66%           --          0.66%
  Third Avenue Small Cap Value
     Portfolio  -- Class B.......     0.74%        0.25%       0.04%            --            1.03%           --          1.03%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.06%            --            0.89%           --          0.89%
  BlackRock Bond Income
     Portfolio -- Class E........     0.38%        0.15%       0.05%            --            0.58%         0.03%         0.55%(6)
  BlackRock Legacy Large Cap
     Growth Portfolio  -- Class
     A...........................     0.73%          --        0.10%            --            0.83%         0.01%         0.82%(7)
  BlackRock Money Market
     Portfolio -- Class E........     0.32%        0.15%       0.02%            --            0.49%         0.01%         0.48%(8)
  FI Value Leaders Portfolio
     -- Class D..................     0.67%        0.10%       0.10%            --            0.87%           --          0.87%
  Jennison Growth Portfolio
     -- Class A++................     0.62%          --        0.04%            --            0.66%         0.04%         0.62%(9)
  MetLife Aggressive Allocation
     Portfolio  -- Class B.......     0.10%        0.25%       0.04%          0.74%           1.13%         0.04%         1.09%(10)
  MetLife Conservative Allocation
     Portfolio  -- Class B.......     0.10%        0.25%       0.02%          0.58%           0.95%         0.02%         0.93%(10)
  MetLife Conservative to
     Moderate Allocation
     Portfolio  -- Class B.......     0.09%        0.25%       0.01%          0.63%           0.98%           --          0.98%(11)
  MetLife Moderate Allocation
     Portfolio  -- Class B.......     0.07%        0.25%         --           0.67%           0.99%           --          0.99%(11)
  MetLife Moderate to Aggressive
     Allocation Portfolio
     -- Class B..................     0.07%        0.25%         --           0.71%           1.03%           --          1.03%(11)
  MetLife Stock Index
     Portfolio -- Class B........     0.25%        0.25%       0.03%            --            0.53%         0.01%         0.52%(12)
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.06%            --            0.80%           --          0.80%
  MFS(R) Value Portfolio
     -- Class A..................     0.71%          --        0.03%            --            0.74%         0.08%         0.66%(13)
  Oppenheimer Global Equity
     Portfolio  -- Class B.......     0.53%        0.25%       0.11%            --            0.89%           --          0.89%
  T. Rowe Price Large Cap Growth
     Portfolio  -- Class B++.....     0.60%        0.25%       0.07%            --            0.92%           --          0.92%



---------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



# Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2009.


(1) The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund"). This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.


(2)   Other Expenses have been restated to reflect current fees.


(3) The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 1.00%. This arrangement cannot be terminated prior to December 31, 2011 without the Board of Trustees' consent.


(4) Other Expenses have been restated to reflect current fees. The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 0.95%. This arrangement cannot be terminated prior to December 31, 2011 without the Board of Trustees' consent.


(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding 12b-1 fees) to 0.80%.


(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for amounts over $1 billion but less than $3.4 billion and 0.25% on amounts over $3.4 billion.


(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.705% for amounts over $300 million but less than $1 billion.


(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds. In light of current market and economic conditions, MetLife Advisers, LLC and/or its affiliates may voluntarily waive certain fees or expenses in an attempt to increase the Portfolio's yield. Any such waiver may be discontinued at any time without notice. If the waiver were reflected in the table, 12b-1 fees would have been 0.11% and net annual operating expenses would have been 0.44%.


(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.70% for the first $200 million of the Portfolio's average daily net assets and 0.65% for the next $100 million and 0.60% for the next $200 million and 0.55% for the next $1.3 billion and 0.52% for the next $200 million and 0.47% for amounts over $2 billion.


(10) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to waive fees or pay all expenses so as to limit total annual operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% of the average daily net assets of the Class A shares, 0.35% of the average daily net assets of the Class B shares and 0.25% of the average daily net assets of the Class E shares.


(11) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.


(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.243%.




(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets and 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.




EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits.

This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).


                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
--------------                            ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................    $1,053      $1,704      $2,281      $4,597      $453       $1,364      $2,281
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................    $  961      $1,434      $1,841      $3,776      $361       $1,094      $1,841
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
FUNDING OPTION                            10 YEARS
--------------                            --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $4,597
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $3,776



                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Vintage 3 Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by state law, we also reserve the right to restrict allocation of Purchase Payments to the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract

Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 800-842-9325.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. Where permitted by state law, we may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract. Purchase Payments may be made at any time while the Annuitant is alive and before the date Annuity Payments begin.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in Good Order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

IF YOU SEND YOUR PURCHASE PAYMENTS OR TRANSACTION REQUESTS TO AN ADDRESS OTHER THAN THE ONE WE HAVE DESIGNATED FOR RECEIPT OF SUCH PURCHASE PAYMENTS OR REQUESTS, WE MAY RETURN THE PURCHASE PAYMENT TO YOU, OR THERE MAY BE A DELAY IN APPLYING THE PURCHASE PAYMENT OR TRANSACTION TO YOUR CONTRACT.

QUALIFIED CONTRACTS UNDER SECTION 403(B). If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "Federal Tax Consequences.")

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same as the retail mutual funds offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a variable product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company (both of which are now MetLife Insurance Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predate the acquisition.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of its affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts, and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of its affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the adviser to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee
Table -- Underlying Fund Fees and Expenses" and "Other
Information -- Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor, MetLife Investors Distribution Company. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution of Variable Annuity Contracts.")

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth       Seeks long-term growth of           Capital Research and Management
  Fund                             capital.                            Company
American Funds Growth Fund         Seeks growth of capital.            Capital Research and Management
                                                                       Company
American Funds Growth-Income       Seeks long-term growth of           Capital Research and Management
  Fund                             capital and income.                 Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
Contrafund(R)                      Seeks long-term capital             Fidelity Management & Research
  Portfolio -- Service Class       appreciation.                       Company
                                                                       Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service       Seeks long-term growth of           Fidelity Management & Research
  Class 2                          capital.                            Company
                                                                       Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Income Securities Fund    Seeks to maximize income while      Franklin Advisers, Inc.
                                   maintaining prospects for
                                   capital appreciation.
Franklin Small-Mid Cap Growth      Seeks long-term capital growth.     Franklin Advisers, Inc.
  Securities Fund++
Templeton Foreign Securities       Seeks long-term capital growth.     Templeton Investment Counsel,
  Fund                                                                 LLC
                                                                       Subadviser: Franklin Templeton
                                                                       Investment Management Limited
JANUS ASPEN SERIES -- SERVICE
  SHARES
Enterprise Portfolio               Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable    Seeks capital appreciation.         Legg Mason Partners Fund
  Aggressive Growth                                                    Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term appreciation of     Legg Mason Partners Fund
  Appreciation                     capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks capital appreciation          Legg Mason Partners Fund
  Capital Portfolio++              through investment in securities    Advisor, LLC
                                   which the portfolio managers        Subadviser: ClearBridge
                                   believe have above-average          Advisors, LLC
                                   capital appreciation potential.
Legg Mason ClearBridge Variable    Seeks capital appreciation,         Legg Mason Partners Fund
  Dividend Strategy Portfolio++    principally through investments     Advisor, LLC
                                   in dividend-paying stocks.          Subadviser: ClearBridge
                                                                       Advisors, LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Legg Mason ClearBridge Variable    Seeks a high level of current       Legg Mason Partners Fund
  Equity Income Builder            income. Long-term capital           Advisor, LLC
  Portfolio -- Class II            appreciation is a secondary         Subadviser: ClearBridge
                                   objective.                          Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term capital growth.     Legg Mason Partners Fund
  Fundamental All Cap Value        Current income is a secondary       Advisor, LLC
  Portfolio -- Class I++           consideration.                      Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I++                                               Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Value                  capital. Current income is a        Advisor, LLC
  Portfolio -- Class I             secondary objective.                Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Mid Cap Core                     capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Small Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I++                                               Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason Global Currents         Seeks total return on assets        Legg Mason Partners Fund
  Variable International All Cap   from growth of capital and          Advisor, LLC
  Opportunity Portfolio++          income.                             Subadviser: Global Currents
                                                                       Investment Management, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Western Asset           Seeks to provide high current       Legg Mason Partners Fund
  Variable Adjustable Rate         income and to limit the degree      Advisor, LLC
  Income Portfolio                 of fluctuation of its net asset     Subadviser: Western Asset
                                   value resulting from movements      Management Company
                                   in interest rates.
Legg Mason Western Asset           Seeks high current income.          Legg Mason Partners Fund
  Variable Diversified Strategic                                       Advisor, LLC
  Income Portfolio++                                                   Subadvisers: Western Asset
                                                                       Management Company; Western
                                                                       Asset Management Company Limited
Legg Mason Western Asset           Seeks high current income.          Legg Mason Partners Fund
  Variable High Income Portfolio   Secondarily, seeks capital          Advisor, LLC
                                   appreciation.                       Subadvisers: Western Asset
                                                                       Management Company; Western
                                                                       Asset Management Company Limited
MET INVESTORS SERIES TRUST
BlackRock Large Cap Core           Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class E                                                 Subadviser: BlackRock Advisors,
                                                                       LLC
Clarion Global Real Estate         Seeks total return through          MetLife Advisers, LLC
  Portfolio -- Class A             investment in real estate           Subadviser: ING Clarion Real
                                   securities, emphasizing both        Estate Securities, L.P.
                                   capital appreciation and current
                                   income.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Dreman Small Cap Value             Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Dreman Value
                                                                       Management, L.L.C.
Harris Oakmark International       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class A             appreciation.                       Subadviser: Harris Associates
                                                                       L.P.
Invesco Small Cap Growth           Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Invesco Advisers,
                                                                       Inc.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.         MetLife Advisers, LLC
                                                                       Subadviser: Janus Capital
                                                                       Management LLC
Lazard Mid Cap                     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital.                            Subadviser: Lazard Asset
                                                                       Management LLC
Lord Abbett Growth and Income      Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital and income without          Subadviser: Lord, Abbett & Co.
                                   excessive fluctuation in market     LLC
                                   value.
Lord Abbett Mid Cap Value          Seeks capital appreciation          MetLife Advisers, LLC
  Portfolio -- Class B             through investments primarily in    Subadviser: Lord, Abbett & Co.
                                   equity securities which are         LLC
                                   believed to be undervalued in
                                   the marketplace.
Met/Templeton Growth               Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: Templeton Global
                                                                       Advisors Limited
MFS(R) Emerging Markets Equity     Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: Massachusetts
                                                                       Financial Services Company
MFS(R) Research International      Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B++                                               Subadviser: Massachusetts
                                                                       Financial Services Company
Morgan Stanley Mid Cap Growth      Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B++                                               Subadviser: Morgan Stanley
                                                                       Investment Management Inc.
PIMCO Inflation Protected Bond     Seeks to provide maximum real       MetLife Advisers, LLC
  Portfolio -- Class A             return, consistent with             Subadviser: Pacific Investment
                                   preservation of capital and         Management Company LLC
                                   prudent investment management.
PIMCO Total Return                 Seeks maximum total return,         MetLife Advisers, LLC
  Portfolio -- Class B             consistent with the preservation    Subadviser: Pacific Investment
                                   of capital and prudent              Management Company LLC
                                   investment management.
Pioneer Fund Portfolio -- Class    Seeks reasonable income and         MetLife Advisers, LLC
  A                                capital growth.                     Subadviser: Pioneer Investment
                                                                       Management, Inc.
Pioneer Strategic Income           Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income.                             Subadviser: Pioneer Investment
                                                                       Management, Inc.
Third Avenue Small Cap Value       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B             appreciation.                       Subadviser: Third Avenue
                                                                       Management LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth        Seeks maximum capital               MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                       Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Bond Income              Seeks a competitive total return    MetLife Advisers, LLC
  Portfolio -- Class E             primarily from investing in         Subadviser: BlackRock Advisors,
                                   fixed-income securities.            LLC
BlackRock Legacy Large Cap         Seeks long-term growth of           MetLife Advisers, LLC
  Growth Portfolio -- Class A      capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Money Market             Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class E             income consistent with              Subadviser: BlackRock Advisors,
                                   preservation of capital.            LLC
FI Value Leaders                   Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class D             capital.                            Subadviser: Pyramis Global
                                                                       Advisors, LLC
Jennison Growth                    Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A++           capital.                            Subadviser: Jennison Associates
                                                                       LLC
MetLife Aggressive Allocation      Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class B
MetLife Conservative Allocation    Seeks high level of current         MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital
                                   as a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the      MetLife Advisers, LLC
  Allocation Portfolio -- Class    form of income and growth of
  B                                capital, with a greater emphasis
                                   on income.
MetLife Moderate Allocation        Seeks a balance between a high      MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a
                                   greater emphasis on growth of
                                   capital.
MetLife Moderate to Aggressive     Seeks growth of capital.            MetLife Advisers, LLC
  Allocation Portfolio -- Class
  B
MetLife Stock Index                Seeks to equal the performance      MetLife Advisers, LLC
  Portfolio -- Class B             of the Standard & Poor's 500(R)     Subadviser: MetLife Investment
                                   Composite Stock Price Index.        Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return      MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a             Subadviser: Massachusetts
                                   diversified portfolio.              Financial Services Company
MFS(R) Value Portfolio -- Class    Seeks capital appreciation.         MetLife Advisers, LLC
  A                                                                    Subadviser: Massachusetts
                                                                       Financial Services Company
Oppenheimer Global Equity          Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: OppenheimerFunds,
                                                                       Inc.
T. Rowe Price Large Cap Growth     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B++           capital and, secondarily,           Subadviser: T. Rowe Price
                                   dividend income.                    Associates, Inc.



---------


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds."

                                  FIXED ACCOUNT

--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     -    administration of the annuity options available under the Contracts

     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     - sales and marketing expenses including commission payments to your registered representative

     -    other costs of doing business

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     - that the amount of the death benefit will be greater than the Contract Value

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for three years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.) We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years                1 year               6%
         1 year                2 years               5%
         2 years               3 years               4%
        3+ years                                     0%


For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a)  any Purchase Payment to which no withdrawal charge applies, then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d)  any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

     - in the form of lifetime Annuity Payments or Annuity Payments for a fixed period of at least five years

     -    under the Managed Distribution Program

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. The annual Contract administrative charge will be deducted on a pro-rata basis from amounts allocated to the Variable Funding Options. We will deduct this charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account, if it is available, or :

     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge is equal to 1.70% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your registered representative.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years                1 year               6%
         1 year                2 years               5%
         2 years               3 years               4%
        3+ years                                     0%


Please refer to "Payment Options" for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. You may elect these GMWB riders only at the time of your initial purchase of the Contract. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We may deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, Clarion Global Real Estate Portfolio, Dreman Small Cap Value Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Legg Mason Global Currents Variable International All Cap Opportunity Portfolio, Legg Mason Western Asset Variable Diversified Strategic Income Portfolio, Legg Mason Western Asset Variable High Income Portfolio, Met/Templeton Growth Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Templeton Foreign Securities Fund, and Third Avenue Small Cap Value Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios

("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Special DCA Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Special DCA Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the DCA Program period selected to the current funding options over the remainder of that DCA Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) and/or the Fixed Account from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in Good Order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date"). The death benefit is reduced by any applicable premium tax, outstanding loans or withdrawals not previously deducted.

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

ANNUAL STEP-UP DEATH BENEFIT

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The death benefit will be the
  greatest of:                         -  the Contract Value on the Death Report Date
                                       -  the total Purchase Payments less the total amount
                                          of any withdrawals made under this Contract; or
                                       -  the Step-Up Value, if any, as described below
-------------------------------------------------------------------------------------------


STEP-UP VALUE. A Step-Up Value will be established on each Contract Date anniversary that occurs on or before the Death Report Date. The Step-Up Value will initially equal the Contract Value on that anniversary. Whenever you make an additional Purchase Payment, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant's 80(th) birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the Annuitant's 80(th) birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the first Contract Date anniversary, there is no Step-Up Value.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction which equals (1) the step-up value in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


           50,000 x (10,000/55,000) = $9,090



Your new Step-Up Value would be $50,000 - $9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


           50,000 x (10,000/30,000) = $16,666



Your new Step-Up Value would be $50,000 - $16,666, or $33,334.


ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


           50,000 x (10,000/55,000) = $9,090



You new modified Purchase Payment would be 50,000 - 9,090 = $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


           50,000 x (10,000/30,000) = $16,666



Your new modified Purchase Payment would be 50,000 - 16,666 = $33,334.


PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS

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         BEFORE THE                THE COMPANY WILL                                        MANDATORY
    MATURITY DATE, UPON            PAY THE PROCEEDS                                          PAYOUT
      THE DEATH OF THE                   TO:                       UNLESS. . .            RULES APPLY*
------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE        The beneficiary (ies), or     The beneficiary elects to     Yes
ANNUITANT) (WITH NO JOINT    if none, to the Contract      continue the Contract
OWNER)                       Owner's estate.               rather than receive a lump
                                                           sum distribution.
------------------------------------------------------------------------------------------------------

OWNER (WHO IS THE            The beneficiary (ies), or     The beneficiary elects to     Yes
ANNUITANT) (WITH NO JOINT    if none, to the Contract      continue the Contract
OWNER)                       Owner's estate.               rather than receive a lump
                                                           sum distribution.
------------------------------------------------------------------------------------------------------

NON-SPOUSAL JOINT OWNER      The surviving joint owner.                                  Yes
(WHO IS NOT THE ANNUITANT)
------------------------------------------------------------------------------------------------------

NON-SPOUSAL JOINT OWNER      The beneficiary (ies), or,    The beneficiary elects to     Yes
(WHO IS THE ANNUITANT)       if none, to the surviving     continue the Contract
                             joint owner.                  rather than receive a lump
                                                           sum distribution.
------------------------------------------------------------------------------------------------------

SPOUSAL JOINT OWNER (WHO IS  The surviving joint owner.    The spouse elects to          Yes
NOT THE ANNUITANT)                                         continue the Contract.
------------------------------------------------------------------------------------------------------

SPOUSAL JOINT OWNER (WHO IS  The beneficiary (ies), or,    The spouse elects to          Yes
THE ANNUITANT)               if none, to the surviving     continue the Contract.
                             joint owner.
                                                           A spouse who is not the
                                                           beneficiary may decline to
                                                           continue the Contract and
                                                           instruct the Company to pay
                                                           the beneficiary.
------------------------------------------------------------------------------------------------------

ANNUITANT (WHO IS NOT THE    The beneficiary (ies), or     The beneficiary elects to     Yes
CONTRACT OWNER)              if none, to the Contract      continue the Contract
                             Owner.                        rather than receive a lump
                                                           sum distribution.
                                                           But, if there is a
                                                           Contingent Annuitant, then
                                                           the Contingent Annuitant
                                                           becomes the Annuitant and
                                                           the Contract continues in
                                                           effect (generally using the
                                                           original Maturity Date).
                                                           The proceeds will then be
                                                           paid upon the death of the
                                                           Contingent Annuitant or
                                                           owner.
------------------------------------------------------------------------------------------------------

ANNUITANT (WHO IS THE        See death of "owner who is                                  Yes
CONTRACT OWNER)              the Annuitant" above.
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ANNUITANT (WHERE OWNER IS A  The beneficiary (ies), or                                   Yes (Death of
NON-NATURAL ENTITY/TRUST)    if none, to the owner.                                      Annuitant is
                                                                                         treated as
                                                                                         death of the
                                                                                         owner in
                                                                                         these
                                                                                         circum-
                                                                                         stances.)
------------------------------------------------------------------------------------------------------


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         BEFORE THE                THE COMPANY WILL                                        MANDATORY
    MATURITY DATE, UPON            PAY THE PROCEEDS                                          PAYOUT
      THE DEATH OF THE                   TO:                       UNLESS. . .            RULES APPLY*
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CONTINGENT ANNUITANT         No death proceeds are                                       N/A
(ASSUMING ANNUITANT IS       payable; Contract
STILL ALIVE)                 continues.
------------------------------------------------------------------------------------------------------

BENEFICIARY                  No death proceeds are                                       N/A
                             payable; Contract
                             continues.
------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY       No death proceeds are                                       N/A
                             payable; Contract
                             continues.
------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS

------------------------------------------------------------------------------------------------------
         BEFORE THE                THE COMPANY WILL                                        MANDATORY
    MATURITY DATE, UPON            PAY THE PROCEEDS                                          PAYOUT
      THE DEATH OF THE                   TO:                       UNLESS. . .            RULES APPLY*
------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT            The beneficiary (ies), or     The beneficiary elects to     Yes
                             if none, to the Contract      continue the Contract
                             Owner's estate.               rather than receive a lump
                                                           sum distribution.
------------------------------------------------------------------------------------------------------

BENEFICIARY                  No death proceeds are                                       N/A
                             payable; Contract
                             continues.
------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY       No death proceeds are                                       N/A
                             payable; Contract
                             continues.
------------------------------------------------------------------------------------------------------


* Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the Contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5-year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

The terms and conditions that applied to the original Contract (including Contract fees and charges) will also apply to the continued Contract, with certain exceptions described in the Contract. Any Purchase Payment made before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract. For purposes of the death benefit on the continued Contract, the death benefit will be calculated the same as prior to continuance except all values used to calculate the death benefit, which may include a Step-Up Value or Roll-Up Death Benefit Value (depending on the optional benefit), are reset on the date the spouse continues the contract.

Spousal continuation will not satisfy required minimum distribution rules for Qualified Contracts other than IRAs. In addition, because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law.


Under the Internal Revenue Code ("Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    take a loan

     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

DEATH PROCEEDS UNDER 403(B) CONTRACTS

If your Contract was issued in connection with a 403(b) plan, your beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

                                 LIVING BENEFITS

--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.

AVAILABILITY AND ELIGIBILITY We offer several different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. Additionally, each GMWB rider may offer different features depending upon the rider's issue date and state availability. Please check with your registered representative regarding which features are available in your state.


The GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III"; we may refer to any one of these as GMWB. The availability of each rider is shown below.


--------------------------------------------------------------------------------------------------------------
         NAME OF RIDER:                    GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
ALSO CALLED:                         Principal Guarantee       Principal Guarantee       Principal Guarantee
                                                                                                Value
--------------------------------------------------------------------------------------------------------------
AVAILABILITY:                         Not available for       Available on or after     Available on or after
                                    purchase on or after        March 28, 2005 if         March 28, 2005 if
                                   March 28, 2005, unless    approved in your state    approved in your state
                                   GMWB II is not approved
                                        in your state
--------------------------------------------------------------------------------------------------------------


CURRENTLY, YOU MAY ELECT A GMWB RIDER ONLY AT THE TIME OF YOUR INITIAL PURCHASE OF THE CONTRACT.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment. If you added the GMWB after the initial purchase of the Contract, the Initial RBB is the Contract Value on the date the GMWB was added. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal on or after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------


ADDITIONAL PREMIUM. Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS. When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL        N/A         (100,000 x           [5,000 x (1-         N/A         (100,000 x           [5,000 x (1-
REDUCTION                  10,000/110,000) =    90,000/100,000)] =               10,000/90,000) =     88,889/100,000)] =
(PWR)                            9,091                  500                           $11,111                $556
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $10,000                                               $11,111
OF THE
WITHDRAWAL                  (10,000>9,091)                                        (11,111>10,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,000               $4,500          $80,000         $88,889               $4,444
-------------------------------------------------------------------------------------------------------------------------


                          WITHDRAWAL EXAMPLE FOR GMWB I

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY                     $90,909               $4,545                          $88,889               $4,444
AFTER
WITHDRAWAL               [100,000 -- (100,000         [(5,000                  [100,000 -- (100,000        [5,000 x
               $100,000    x10,000/110,000)]     x90,909/100,000)]    $80,000    x10,000/90,000)]      (88,889/100,000)]
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $9,091                 $455           $10,000         $11,111                $556
-------------------------------------------------------------------------------------------------------------------------


TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          -    a qualified retirement plan (Code Section 401),

          -    a tax-sheltered annuity (Code Section 403(b)),

          -    an individual retirement account (Code Sections 408(a)),

          -    an individual retirement annuity (Code Section 408(b)), or

          -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB

          Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB starting with the 5th year anniversary date of your GMWB purchase. In accordance with the terms of the rider we have established the following procedures for resets. If you elect to reset within 30 days prior to the end of the 5th contract year, your new RBB will be reset to equal your current Contract Value. If you do not reset on the 5th year anniversary, you will have the opportunity to elect to reset during the 30-day period prior to each anniversary following the date of your 5th year anniversary of your GMWB purchase. In the event that you elect a reset you will be eligible to reset your RBB again provided that 5 contract years have elapsed since the most recent reset, so long as your election is made during the 30-day period prior to the anniversary date of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB. (In such cases, the charge will never exceed the guaranteed maximum charge.) Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)


We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. These investment restrictions are intended to reduce the risk of investment losses which could require the Company to use the assets from its general account to pay amounts due under the benefit. If we do restrict allocations, we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.


If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option.

The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------


MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.


We will waive the termination of the rider if you assign the Contract in order to comply with the nontaxable exchange requirements of Section 1035 of the Code under the following limited circumstances: If the Section 1035 exchange is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable surrender charges.


OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

COMPARISON OF IMPORTANT DIFFERENCES AMONG THE GMWB RIDERS

The following chart may help you decide which version of GMWB is best for you.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                   if first withdrawal on    if first withdrawal on
                                       or after 3(rd)            or after 3(rd)
                                         anniversary               anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------


                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected and any living benefit rider is terminated.

Unless you elect otherwise, the Maturity Date will be the Annuitant's 95(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us). (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90(th) birthday.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 95th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates (if applicable in your state), the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

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ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.") Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to a survivor under Options 3, 4 and 6 and/or the duration of the guarantee period under Options 2, 5 and 6.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. This option may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

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RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to terminate your traditional IRA, Roth IRA or other Qualified Contract.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNT

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The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine") and MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). On December 8, 2008, Separate Account Nine and Separate Account Ten along with certain other separate accounts (collectively, the "Former Separate Accounts") were combined with and into Separate Account Eleven (the "Combination").




We hold the assets of the Separate Account for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company, and the Company is obligated to pay them even if that amount exceeds the assets in the Separate Account. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company and our long-term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. The Company is regulated as an insurance company under state law, which includes generally limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2010, and it may be indexed for inflation in years after 2010. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $49,000 or 100% of pay for each participant in 2010.


ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)


GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).


Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.


If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.


Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.


The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.


LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.


The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.


Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

VINTAGE 3 is a service mark of Citigroup, Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.

THE INSURANCE COMPANY

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

Before December 7, 2007, certain of the Contracts were issued by MetLife Life and Annuity Company of Connecticut, a stock life insurance company chartered in 1973 in Connecticut. These Contracts were funded through Separate Account Ten, a separate account registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. On December 7, 2007, MLACC, a wholly-owned subsidiary of the Company and an indirect, wholly-owned subsidiary of MetLife, Inc., merged with and into the Company. Upon consummation of the merger, MLACC's corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLACC, including Separate Account Ten and its assets. Pursuant to the merger, therefore, Separate Account Ten became a separate account of the Company. As a result of the merger, the Company also has become responsible for all of MLACC's liabilities and obligations, including those created under the Contract as initially issued by MLACC (formerly known as The Travelers Life and Annuity Company) and outstanding on the date of the merger. The Contract has thereby become a variable contract funded by a separate account of the Company, and each owner thereof has become a Contract Owner of the Company.

FINANCIAL STATEMENTS

The financial statements of the Company and each of the Sub-Accounts of the Separate Account are located in the Statement of Additional Information. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.


MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contracts to new purchasers but it continues to accept Purchase Payments from Contract Owners.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Funds' shares in connection with the Contract.

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES AND
           METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 1.85%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.153                 --
                                                       2006      1.000          1.078            218,759

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.034          1.085                 --
                                                       2005      0.997          1.034            384,723
                                                       2004      0.960          0.997            564,277
                                                       2003      0.782          0.960            580,634
                                                       2002      1.142          0.782            338,997
                                                       2001      1.000          1.142             72,644

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.143          1.194                 --
                                                       2005      1.113          1.143          1,568,513
                                                       2004      1.019          1.113          1,394,502
                                                       2003      0.786          1.019          1,315,337
                                                       2002      1.000          0.786            512,682

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.166          1.138                 --
                                                       2005      1.034          1.166            340,220
                                                       2004      0.973          1.034            534,327
                                                       2003      0.803          0.973            523,556
                                                       2002      1.183          0.803            444,753
                                                       2001      1.000          1.183             25,673

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (10/01)............................................  2009      1.329          1.857          1,654,944
                                                       2008      2.198          1.329          2,379,174
                                                       2007      1.950          2.198          3,019,485
                                                       2006      1.649          1.950          3,272,923
                                                       2005      1.473          1.649          3,306,916
                                                       2004      1.322          1.473          2,655,233
                                                       2003      0.995          1.322          1,916,041
                                                       2002      1.188          0.995            687,483
                                                       2001      1.000          1.188             53,009

  American Funds Growth Subaccount (Class 2)
  (10/01)............................................  2009      1.019          1.395          6,568,679
                                                       2008      1.854          1.019          7,523,472
                                                       2007      1.681          1.854          9,443,710
                                                       2006      1.553          1.681         11,381,502
                                                       2005      1.362          1.553         12,017,148
                                                       2004      1.233          1.362         10,520,778
                                                       2003      0.918          1.233          8,199,450
                                                       2002      1.238          0.918          3,191,614
                                                       2001      1.000          1.238            334,212

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)............................................  2009      0.954          1.229          6,416,233
                                                       2008      1.564          0.954          7,779,967
                                                       2007      1.517          1.564          9,042,382
                                                       2006      1.341          1.517         11,151,752
                                                       2005      1.291          1.341         12,001,784
                                                       2004      1.191          1.291         11,617,894
                                                       2003      0.916          1.191          9,428,215
                                                       2002      1.143          0.916          4,343,254
                                                       2001      1.000          1.143            489,151

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.297          1.282                 --
                                                       2005      1.117          1.297            270,405
                                                       2004      0.952          1.117            284,837
                                                       2003      0.777          0.952            281,928
                                                       2002      1.000          0.777            229,435

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.703          2.217                 --
                                                       2005      1.618          1.703            843,861
                                                       2004      1.255          1.618            816,644
                                                       2003      0.953          1.255            682,096
                                                       2002      1.000          0.953            279,702

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.302          1.415                 --
                                                       2005      1.204          1.302            290,919
                                                       2004      1.074          1.204             79,948
                                                       2003      1.000          1.074              5,122

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.299          1.447                 --
                                                       2005      1.202          1.299            490,676
                                                       2004      1.067          1.202             99,662
                                                       2003      1.000          1.067                 --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (10/01).....................................  2009      1.159          1.544          2,365,915
                                                       2008      2.057          1.159          2,531,696
                                                       2007      1.784          2.057          2,825,080
                                                       2006      1.628          1.784          3,353,989
                                                       2005      1.419          1.628          3,163,742
                                                       2004      1.254          1.419          2,238,271
                                                       2003      0.995          1.254          1,588,254
                                                       2002      1.119          0.995            651,538
                                                       2001      1.000          1.119             61,062

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.217          1.670          1,681,269
                                                       2008      2.053          1.217          2,066,887
                                                       2007      1.813          2.053          2,716,635
                                                       2006      1.643          1.813          3,237,766
                                                       2005      1.418          1.643          3,764,767
                                                       2004      1.159          1.418          3,531,167
                                                       2003      0.854          1.159          2,724,412
                                                       2002      1.000          0.854            848,122

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.843          1.122          1,286,672
                                                       2008      1.220          0.843          1,350,249
                                                       2007      1.198          1.220          1,897,822
                                                       2006      1.032          1.198          1,429,876
                                                       2005      1.000          1.032            517,437

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).......................  2009      0.857          1.208            755,412
                                                       2008      1.519          0.857            955,266
                                                       2007      1.391          1.519          1,256,157
                                                       2006      1.303          1.391          1,357,708
                                                       2005      1.267          1.303          1,511,860
                                                       2004      1.158          1.267          1,612,869
                                                       2003      0.859          1.158          1,155,163
                                                       2002      1.228          0.859            552,933
                                                       2001      1.000          1.228             19,240

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.242          1.443                 --
                                                       2005      1.144          1.242          3,654,757
                                                       2004      1.035          1.144          2,910,893
                                                       2003      0.842          1.035          2,090,772
                                                       2002      1.000          0.842            832,357

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.515          3.195                 --
                                                       2007      2.780          3.515          1,157,087
                                                       2006      2.211          2.780          1,274,566
                                                       2005      1.767          2.211          1,292,213
                                                       2004      1.444          1.767            612,528
                                                       2003      1.000          1.444             79,468

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)..................................  2009      1.171          1.576          2,113,721
                                                       2008      2.001          1.171          2,480,408
                                                       2007      1.766          2.001          3,105,587
                                                       2006      1.481          1.766          3,387,056
                                                       2005      1.369          1.481          3,582,390
                                                       2004      1.177          1.369          2,636,109
                                                       2003      0.907          1.177          1,547,572
                                                       2002      1.134          0.907            725,922
                                                       2001      1.000          1.134             29,133

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.246          1.490                 --
                                                       2005      1.166          1.246          1,139,324
                                                       2004      1.024          1.166            867,313
                                                       2003      0.789          1.024            411,565
                                                       2002      1.000          0.789            189,113

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (11/01)............................................  2009      1.030          1.461            113,646
                                                       2008      1.869          1.030            107,740
                                                       2007      1.564          1.869            107,333
                                                       2006      1.406          1.564             90,153
                                                       2005      1.279          1.406            213,535
                                                       2004      1.081          1.279            289,742
                                                       2003      0.817          1.081            291,470
                                                       2002      1.158          0.817            169,129
                                                       2001      1.000          1.158             17,376

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.534          1.717                 --
                                                       2005      1.502          1.534            624,032
                                                       2004      1.332          1.502            359,563
                                                       2003      1.000          1.332            181,680

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)............................................  2007      1.260          1.341                 --
                                                       2006      1.196          1.260            669,472
                                                       2005      1.146          1.196            819,050
                                                       2004      1.135          1.146            865,998
                                                       2003      0.861          1.135            856,282
                                                       2002      1.198          0.861            561,340
                                                       2001      1.000          1.198              1,868

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (10/02)............................................  2009      1.053          1.249          1,336,578
                                                       2008      1.827          1.053          1,512,269
                                                       2007      1.774          1.827          2,166,539
                                                       2006      1.569          1.774          3,019,733
                                                       2005      1.500          1.569          3,590,883
                                                       2004      1.386          1.500          2,810,205
                                                       2003      1.073          1.386            568,294
                                                       2002      1.000          1.073            102,496

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (10/01).......................  2009      0.780          1.030          4,137,806
                                                       2008      1.333          0.780          5,049,565
                                                       2007      1.338          1.333          6,557,656
                                                       2006      1.253          1.338          7,261,375
                                                       2005      1.143          1.253          8,661,852
                                                       2004      1.059          1.143          9,608,986
                                                       2003      0.802          1.059          8,246,936
                                                       2002      1.213          0.802          4,485,731
                                                       2001      1.000          1.213            400,759

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/01)..................................  2009      1.024          1.228          2,783,815
                                                       2008      1.476          1.024          2,662,566
                                                       2007      1.387          1.476          3,337,982
                                                       2006      1.231          1.387          4,263,914
                                                       2005      1.202          1.231          5,363,734
                                                       2004      1.125          1.202          5,731,444
                                                       2003      0.920          1.125          5,441,951
                                                       2002      1.137          0.920          2,369,461
                                                       2001      1.000          1.137            203,714

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      1.133          1.108                 --
                                                       2008      1.635          1.133            684,646
                                                       2007      1.639          1.635            974,517

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.937          1.290          3,333,299
                                                       2008      1.650          0.937          3,758,963
                                                       2007      1.651          1.650          5,750,234
                                                       2006      1.480          1.651          6,718,987
                                                       2005      1.432          1.480          8,538,130
                                                       2004      1.368          1.432          8,424,198
                                                       2003      1.060          1.368          6,312,914
                                                       2002      1.000          1.060          1,192,523

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (10/01).................................  2009      0.838          1.004            233,069
                                                       2008      1.195          0.838            284,831
                                                       2007      1.144          1.195            410,850
                                                       2006      0.988          1.144            460,356
                                                       2005      1.008          0.988            549,657
                                                       2004      0.993          1.008            411,403
                                                       2003      0.819          0.993            297,884
                                                       2002      1.128          0.819             42,767
                                                       2001      1.000          1.128             29,747

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.938          1.129          5,133,313
                                                       2008      1.469          0.938          6,701,002
                                                       2007      1.421          1.469          8,745,660
                                                       2006      1.310          1.421         10,337,342
                                                       2005      1.280          1.310         13,239,685
                                                       2004      1.242          1.280         10,945,191
                                                       2003      1.037          1.242          7,746,731
                                                       2002      1.000          1.037          1,216,352

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (10/01).......................  2009      0.956          1.214          3,421,700
                                                       2008      1.536          0.956          4,209,432
                                                       2007      1.545          1.536          6,335,447
                                                       2006      1.347          1.545          5,104,700
                                                       2005      1.310          1.347          6,459,399
                                                       2004      1.233          1.310          7,460,248
                                                       2003      0.906          1.233          6,544,522
                                                       2002      1.173          0.906          3,685,513
                                                       2001      1.000          1.173            387,824

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (10/01)..................................  2009      0.943          1.153          1,306,183
                                                       2008      1.493          0.943          1,488,498
                                                       2007      1.463          1.493          1,963,508
                                                       2006      1.261          1.463          1,457,483
                                                       2005      1.205          1.261          2,187,413
                                                       2004      1.112          1.205          2,449,937
                                                       2003      0.856          1.112          1,736,582
                                                       2002      1.134          0.856          1,123,187
                                                       2001      1.000          1.134             76,156

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/01).......................  2009      0.840          1.175          1,237,382
                                                       2008      1.365          0.840          1,608,272
                                                       2007      1.321          1.365          1,984,106
                                                       2006      1.286          1.321          2,360,634
                                                       2005      1.245          1.286          2,985,448
                                                       2004      1.264          1.245          3,178,555
                                                       2003      0.872          1.264          3,256,345
                                                       2002      1.181          0.872          1,343,803
                                                       2001      1.000          1.181            220,733

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (10/01)..................................  2009      1.083          1.445            555,617
                                                       2008      1.704          1.083            695,294
                                                       2007      1.620          1.704          1,084,440
                                                       2006      1.437          1.620          1,363,179
                                                       2005      1.352          1.437          1,761,537
                                                       2004      1.247          1.352          2,082,371
                                                       2003      0.979          1.247          1,985,524
                                                       2002      1.233          0.979          1,007,229
                                                       2001      1.000          1.233            106,957

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2009      0.952          1.335            610,895
                                                       2008      1.636          0.952            751,633
                                                       2007      1.515          1.636          1,112,460
                                                       2006      1.369          1.515            874,133
                                                       2005      1.329          1.369          1,450,361
                                                       2004      1.176          1.329          1,512,977
                                                       2003      0.805          1.176          1,362,566
                                                       2002      1.255          0.805            374,199
                                                       2001      1.000          1.255              3,283

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.863          0.839                 --
                                                       2008      1.406          0.863          2,029,831
                                                       2007      1.365          1.406          2,219,452
                                                       2006      1.208          1.365          2,630,281
                                                       2005      1.180          1.208          3,241,340
                                                       2004      1.091          1.180          3,694,895
                                                       2003      0.870          1.091          3,104,267
                                                       2002      1.141          0.870          1,112,239
                                                       2001      1.000          1.141             46,322

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/01).................  2009      0.970          1.225             23,608
                                                       2008      1.746          0.970             29,352
                                                       2007      1.673          1.746             75,615
                                                       2006      1.354          1.673            290,615
                                                       2005      1.234          1.354            439,395
                                                       2004      1.067          1.234            340,841
                                                       2003      0.853          1.067            359,537
                                                       2002      1.169          0.853          2,351,514
                                                       2001      1.000          1.169                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.588          1.614                 --
                                                       2006      1.441          1.588          1,080,594
                                                       2005      1.417          1.441          1,383,219
                                                       2004      1.353          1.417          1,087,983
                                                       2003      1.068          1.353            677,570
                                                       2002      1.000          1.068             98,290

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (10/01).............  2009      1.047          1.030          3,001,298
                                                       2008      1.039          1.047          3,983,489
                                                       2007      1.009          1.039          3,917,178
                                                       2006      0.982          1.009          3,539,717
                                                       2005      0.973          0.982          5,853,181
                                                       2004      0.983          0.973          6,201,418
                                                       2003      0.995          0.983         10,307,290
                                                       2002      1.000          0.995         10,414,856
                                                       2001      1.000          1.000          4,696,068

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.784          0.903            299,074
                                                       2008      1.013          0.784            345,215
                                                       2007      1.018          1.013            548,010
                                                       2006      0.996          1.018            638,708
                                                       2005      0.991          0.996            790,687
                                                       2004      0.998          0.991            520,781
                                                       2003      1.000          0.998            112,210

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (10/01)..........................  2009      1.058          1.240            911,320
                                                       2008      1.248          1.058          1,262,829
                                                       2007      1.247          1.248          1,783,763
                                                       2006      1.205          1.247          2,167,036
                                                       2005      1.197          1.205          3,111,900
                                                       2004      1.142          1.197          3,438,219
                                                       2003      1.041          1.142          2,476,299
                                                       2002      1.012          1.041            806,368
                                                       2001      1.000          1.012            523,138

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income
  Subaccount (10/01).................................  2009      0.993          1.560          1,417,000
                                                       2008      1.445          0.993          1,670,642
                                                       2007      1.468          1.445          2,463,237
                                                       2006      1.347          1.468          3,316,182
                                                       2005      1.337          1.347          3,764,331
                                                       2004      1.234          1.337          4,280,141
                                                       2003      0.985          1.234          3,543,720
                                                       2002      1.037          0.985          1,009,257
                                                       2001      1.000          1.037             54,303

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (11/01)..................................  2007      1.601          1.707                 --
                                                       2006      1.445          1.601            554,760
                                                       2005      1.403          1.445            971,926
                                                       2004      1.236          1.403          1,145,519
                                                       2003      0.887          1.236            938,913
                                                       2002      1.215          0.887            227,917
                                                       2001      1.000          1.215             20,517

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.426          1.494                 --
                                                       2006      1.229          1.426          3,034,285
                                                       2005      1.204          1.229          4,123,387
                                                       2004      1.132          1.204          4,776,424
                                                       2003      0.829          1.132          4,044,047
                                                       2002      1.127          0.829          2,454,452
                                                       2001      1.000          1.127            283,937

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/01)........  2007      1.331          1.398                 --
                                                       2006      1.147          1.331          1,007,512
                                                       2005      1.097          1.147          1,163,792
                                                       2004      1.010          1.097          1,567,539
                                                       2003      0.806          1.010          1,544,295
                                                       2002      1.101          0.806          1,272,473
                                                       2001      1.000          1.101            140,595

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.601          1.663                 --
                                                       2006      1.391          1.601            826,360
                                                       2005      1.372          1.391            912,109
                                                       2004      1.241          1.372            814,490
                                                       2003      1.000          1.241            254,459

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.790          1.971                 --
                                                       2006      1.625          1.790          1,328,761
                                                       2005      1.529          1.625          1,853,134
                                                       2004      1.256          1.529          1,047,903
                                                       2003      1.000          1.256            487,664

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.412          1.480                 --
                                                       2006      1.336          1.412            432,930

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.908          1.063            185,744
                                                       2008      1.476          0.908            234,239
                                                       2007      1.467          1.476            270,281

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.584          0.775            816,265
                                                       2008      1.019          0.584            855,425
                                                       2007      1.218          1.019          1,163,744
                                                       2006      1.003          1.218          1,350,094

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.965          1.223            144,548
                                                       2008      1.315          0.965            137,581
                                                       2007      1.353          1.315            116,308
                                                       2006      1.271          1.353             63,505

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.930          1.419            802,152
                                                       2008      1.597          0.930            856,150
                                                       2007      1.641          1.597          1,056,563
                                                       2006      1.492          1.641            931,468

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      0.959          1.348            321,892
                                                       2008      1.680          0.959            251,583
                                                       2007      1.312          1.680             84,653
                                                       2006      1.282          1.312            171,370

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.670          0.900             80,073
                                                       2008      1.063          0.670             98,949
                                                       2008      1.107          1.063            108,451
                                                       2007      1.251          1.107             11,588

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.683          0.794          3,767,046
                                                       2008      1.093          0.683          4,187,119
                                                       2007      1.074          1.093          5,352,699
                                                       2006      1.001          1.074          5,040,214

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.635          0.789          1,704,558
                                                       2008      1.057          0.635          2,003,655
                                                       2007      1.070          1.057          2,160,726
                                                       2006      1.002          1.070             40,020

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.829          0.787                 --
                                                       2008      1.472          0.829            337,188
                                                       2007      1.340          1.472            506,785
                                                       2006      1.359          1.340            537,554

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.836          1.102             60,851
                                                       2008      1.388          0.836             59,738
                                                       2007      1.269          1.388             48,553
                                                       2006      1.281          1.269             11,402

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.463          2.427          1,016,774
                                                       2008      3.200          1.463          1,093,219

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.167          1.507            310,313
                                                       2008      2.062          1.167            359,515
                                                       2007      1.967          2.062            561,962

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.097          1.275          2,502,184
                                                       2008      1.197          1.097          2,786,262
                                                       2007      1.133          1.197          3,537,567

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.329          1.478          9,102,928

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.065          1.295            343,781
                                                       2008      1.615          1.065            117,736
                                                       2007      1.567          1.615            131,153
                                                       2006      1.460          1.567            145,731

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.147          1.265                 --
                                                       2006      1.092          1.147              8,773

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.064          1.390          1,208,409
                                                       2008      1.214          1.064          1,274,191
                                                       2007      1.160          1.214          1,385,294
                                                       2006      1.122          1.160          2,208,049

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.674          0.836          2,214,711
                                                       2008      0.978          0.674          2,622,643
                                                       2007      1.027          0.978          3,365,676
                                                       2006      1.003          1.027          1,958,877

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.742          1.146             30,114
                                                       2008      1.340          0.742             39,523

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.543          0.795            581,592
                                                       2008      1.019          0.543            681,325
                                                       2007      0.862          1.019            980,232
                                                       2006      0.885          0.862          1,150,626

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.064          1.142          2,773,459
                                                       2008      1.124          1.064          3,064,087
                                                       2007      1.079          1.124          3,916,582
                                                       2006      1.041          1.079          4,781,096

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.726          0.913          1,048,488

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.675          0.667                 --
                                                       2008      1.150          0.675            321,611
                                                       2007      1.173          1.150            414,912
                                                       2006      1.143          1.173            456,315

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.678          0.707                 --
                                                       2008      1.252          0.678            945,305
                                                       2007      1.227          1.252          1,217,980
                                                       2006      1.212          1.227          1,534,327

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.894          1.069          1,903,920
                                                       2008      1.494          0.894          2,250,263
                                                       2007      1.462          1.494          2,732,435
                                                       2006      1.428          1.462          3,423,841

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.767          1.055             61,108
                                                       2008      1.159          0.767             78,234

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.627          0.810          1,077,965
                                                       2008      1.073          0.627            101,904
                                                       2007      1.059          1.073             77,136
                                                       2006      1.002          1.059             82,046

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.907          1.073          1,311,540
                                                       2008      1.079          0.907          2,469,357
                                                       2007      1.041          1.079            694,072
                                                       2006      1.001          1.041            345,238

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.829          1.007            682,868
                                                       2008      1.078          0.829            461,557
                                                       2007      1.047          1.078            138,575
                                                       2006      1.002          1.047             96,735

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.755          0.938            689,973
                                                       2008      1.078          0.755            355,115
                                                       2007      1.053          1.078            365,282
                                                       2006      1.002          1.053            138,612

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.687          0.870            319,169
                                                       2008      1.078          0.687            354,568
                                                       2007      1.058          1.078          3,790,478
                                                       2006      1.002          1.058          3,867,318

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.868          1.066          1,906,871

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.091          1.268          5,570,751
                                                       2008      1.431          1.091          6,623,364
                                                       2007      1.399          1.431          8,475,997
                                                       2006      1.311          1.399         10,776,451

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.975          1.156            579,426
                                                       2008      1.472          0.975            741,138
                                                       2007      1.393          1.472            811,778
                                                       2006      1.262          1.393            724,652

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.639          0.877          1,666,362
                                                       2008      1.095          0.639          1,838,210
                                                       2007      1.049          1.095          2,240,779
                                                       2006      0.996          1.049          2,055,848

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.651          0.914            166,401
                                                       2008      1.143          0.651            192,308
                                                       2007      1.067          1.143            294,582
                                                       2006      0.998          1.067            375,374

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.107          1.128                 --
                                                       2006      1.119          1.107          4,427,645
                                                       2005      1.117          1.119          4,051,146
                                                       2004      1.045          1.117          3,205,754
                                                       2003      1.000          1.045          1,272,314

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.283          1.325                 --
                                                       2008      1.248          1.283         10,331,159
                                                       2007      1.169          1.248         13,620,913
                                                       2006      1.146          1.169         17,239,178
                                                       2005      1.140          1.146         22,862,275
                                                       2004      1.107          1.140         25,251,835
                                                       2003      1.074          1.107         24,931,634
                                                       2002      1.003          1.074         12,110,005
                                                       2001      1.000          1.003            284,980

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.450          1.345                 --
                                                       2007      1.339          1.450             80,724
                                                       2006      1.228          1.339             85,573
                                                       2005      1.167          1.228            118,293
                                                       2004      1.105          1.167            276,444
                                                       2003      0.853          1.105            288,042
                                                       2002      1.233          0.853            166,521
                                                       2001      1.000          1.233             19,152

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.828          1.977                 --
                                                       2006      1.458          1.828            638,928
                                                       2005      1.323          1.458            563,447
                                                       2004      1.160          1.323            708,372
                                                       2003      0.919          1.160            789,803
                                                       2002      1.138          0.919            348,979
                                                       2001      1.000          1.138             52,475

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      2.157          2.302                 --
                                                       2006      1.874          2.157            987,227
                                                       2005      1.783          1.874          1,262,872
                                                       2004      1.439          1.783          1,531,094
                                                       2003      0.980          1.439          1,457,951
                                                       2002      1.221          0.980            894,693
                                                       2001      1.000          1.221             16,781

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.277          1.359                 --
                                                       2005      1.196          1.277            625,300
                                                       2004      1.144          1.196            971,172
                                                       2003      0.901          1.144            604,655
                                                       2002      1.206          0.901            171,916
                                                       2001      1.000          1.206              3,553

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (11/01).........  2006      1.360          1.428                 --
                                                       2005      1.326          1.360          4,685,823
                                                       2004      1.229          1.326          4,664,493
                                                       2003      0.955          1.229          3,466,972
                                                       2002      1.130          0.955            851,610
                                                       2001      1.000          1.130             27,813

  Travelers Large Cap Subaccount (10/01).............  2006      1.177          1.212                 --
                                                       2005      1.103          1.177          1,408,457
                                                       2004      1.055          1.103          1,502,752
                                                       2003      0.862          1.055          1,320,336
                                                       2002      1.138          0.862            297,305
                                                       2001      1.000          1.138             36,628

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.108          1.177                 --
                                                       2005      1.000          1.108              4,537

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.019          1.022                 --
                                                       2005      1.000          1.019            111,348

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.053          1.090                 --
                                                       2005      1.000          1.053            127,111

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.086          1.132                 --
                                                       2005      1.000          1.086          3,605,600

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.030          1.049                 --
                                                       2005      1.000          1.030              4,434

  Travelers Managed Income Subaccount (10/01)........  2006      1.052          1.041                 --
                                                       2005      1.057          1.052          5,931,326
                                                       2004      1.047          1.057          6,706,064
                                                       2003      0.984          1.047          6,231,466
                                                       2002      0.981          0.984          2,680,937
                                                       2001      1.000          0.981             86,039

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.259          1.336                 --
                                                       2005      1.145          1.259            577,073
                                                       2004      1.006          1.145            802,307
                                                       2003      0.846          1.006            611,226
                                                       2002      1.151          0.846            186,632
                                                       2001      1.000          1.151                614

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      0.837          0.885                 --
                                                       2005      0.827          0.837          1,379,504
                                                       2004      0.738          0.827            965,769
                                                       2003      0.549          0.738            863,409
                                                       2002      1.000          0.549            228,485

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.271          1.311                 --
                                                       2005      1.258          1.271         14,835,633
                                                       2004      1.150          1.258         15,096,154
                                                       2003      1.005          1.150         12,779,445
                                                       2002      1.081          1.005          4,612,845
                                                       2001      1.000          1.081            348,528

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.169          1.262                 --
                                                       2005      1.119          1.169            534,003
                                                       2004      1.000          1.119             22,370

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.300          1.492                 --
                                                       2005      1.209          1.300            900,979
                                                       2004      1.064          1.209            782,542
                                                       2003      0.843          1.064            306,180
                                                       2002      1.000          0.843             43,855

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.377          1.460                 --
                                                       2005      1.324          1.377            135,007
                                                       2004      1.213          1.324             98,404
                                                       2003      1.000          1.213             37,895

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.038          1.092                 --
                                                       2005      1.000          1.038              2,873

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.112          1.122                 --
                                                       2005      1.092          1.112          2,085,055
                                                       2004      1.000          1.092            835,408

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.056          1.101                 --
                                                       2005      1.054          1.056            968,595
                                                       2004      0.974          1.054          1,033,754
                                                       2003      0.749          0.974          1,013,488
                                                       2002      1.148          0.749            737,863
                                                       2001      1.000          1.148            122,403

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.113          1.281                 --
                                                       2005      1.000          1.113              8,406

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.109          1.271                 --
                                                       2005      1.000          1.109             15,029

  Travelers Van Kampen Enterprise Subaccount (1/00)..  2006      1.102          1.143                 --
                                                       2005      1.041          1.102            475,059
                                                       2004      1.021          1.041            341,310
                                                       2003      0.828          1.021            144,333
                                                       2002      1.194          0.828             50,164
                                                       2001      1.000          1.194                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (10/01)............................................  2008      1.213          1.156                 --
                                                       2007      1.056          1.213            108,804
                                                       2006      1.046          1.056            144,044
                                                       2005      0.987          1.046            347,156
                                                       2004      0.940          0.987            428,209
                                                       2003      0.752          0.940            419,469
                                                       2002      1.134          0.752            245,637
                                                       2001      1.000          1.134             81,986




                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.55%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.073          1.145               --
                                                       2006      1.000          1.073               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.080          1.131               --
                                                       2005      1.049          1.080               --
                                                       2004      1.000          1.049               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2009      1.147          1.147               --
                                                       2008      1.147          1.147               --
                                                       2006      1.101          1.147               --
                                                       2005      1.080          1.101           20,275
                                                       2004      1.000          1.080               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.184          1.146               --
                                                       2005      1.057          1.184               --
                                                       2004      1.000          1.057               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (10/01)............................................  2009      0.976          1.354           11,334
                                                       2008      1.625          0.976           14,388
                                                       2007      1.452          1.625           14,393
                                                       2006      1.237          1.452           28,294
                                                       2005      1.112          1.237           13,476
                                                       2004      1.000          1.112               --

  American Funds Growth Subaccount (Class 2)
  (10/01)............................................  2009      0.790          1.073          455,407
                                                       2008      1.446          0.790          472,309
                                                       2007      1.320          1.446          520,965
                                                       2006      1.229          1.320          499,533
                                                       2005      1.085          1.229          411,119
                                                       2004      1.000          1.085           34,031

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)............................................  2009      0.765          0.978          385,454
                                                       2008      1.262          0.765          429,948
                                                       2007      1.233          1.262          460,412
                                                       2006      1.097          1.233          431,176
                                                       2005      1.064          1.097          345,177
                                                       2004      1.000          1.064              766

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.346          1.328               --
                                                       2005      1.168          1.346               --
                                                       2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.344          1.738               --
                                                       2005      1.286          1.344           13,433
                                                       2004      1.000          1.286               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.198          1.299               --
                                                       2005      1.116          1.198            1,287
                                                       2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.200          1.334               --
                                                       2005      1.118          1.200           97,012
                                                       2004      1.000          1.118              740

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (10/01).....................................  2009      0.878          1.162          139,659
                                                       2008      1.570          0.878          139,659
                                                       2007      1.371          1.570          139,659
                                                       2006      1.260          1.371          120,320
                                                       2005      1.106          1.260           37,790
                                                       2004      1.000          1.106               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.023          1.393          120,817
                                                       2008      1.737          1.023          144,604
                                                       2007      1.546          1.737          136,963
                                                       2006      1.410          1.546          145,334
                                                       2005      1.226          1.410          163,704
                                                       2004      1.000          1.226           19,636

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.821          1.086           20,722
                                                       2008      1.198          0.821           20,736
                                                       2007      1.184          1.198           20,736
                                                       2006      1.027          1.184           16,826
                                                       2005      1.000          1.027            5,741

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).......................  2009      0.713          0.998           42,102
                                                       2008      1.272          0.713           46,376
                                                       2007      1.173          1.272           19,438
                                                       2006      1.107          1.173           20,456
                                                       2005      1.084          1.107           20,338
                                                       2004      1.000          1.084            9,872

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.184          1.367               --
                                                       2005      1.099          1.184           62,704
                                                       2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.454          2.226               --
                                                       2007      1.955          2.454           20,553
                                                       2006      1.566          1.955            9,036
                                                       2005      1.260          1.566           10,108
                                                       2004      1.000          1.260           11,772

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)..................................  2009      0.960          1.283           55,818
                                                       2008      1.653          0.960           63,067
                                                       2007      1.468          1.653           61,363
                                                       2006      1.240          1.468          141,961
                                                       2005      1.155          1.240          136,574
                                                       2004      1.000          1.155           63,377

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.187          1.409               --
                                                       2005      1.118          1.187          142,910
                                                       2004      1.000          1.118               --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (11/01)............................................  2009      0.884          1.245               --
                                                       2008      1.616          0.884               --
                                                       2007      1.362          1.616               --
                                                       2006      1.233          1.362               --
                                                       2005      1.129          1.233               --
                                                       2004      1.000          1.129               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.140          1.269               --
                                                       2005      1.125          1.140           89,672
                                                       2004      1.000          1.125           64,090

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)............................................  2007      1.112          1.180               --
                                                       2006      1.062          1.112               --
                                                       2005      1.025          1.062               --
                                                       2004      1.000          1.025               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (10/02)............................................  2009      0.727          0.856          351,797
                                                       2008      1.271          0.727          357,400
                                                       2007      1.243          1.271          397,902
                                                       2006      1.107          1.243          464,735
                                                       2005      1.065          1.107          406,369
                                                       2004      1.000          1.065          103,866

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (10/01).......................  2009      0.707          0.927           40,121
                                                       2008      1.216          0.707           39,332
                                                       2007      1.229          1.216           38,527
                                                       2006      1.159          1.229            9,883
                                                       2005      1.065          1.159            9,552
                                                       2004      1.000          1.065               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/01)..................................  2009      0.875          1.041           25,809
                                                       2008      1.269          0.875            8,784
                                                       2007      1.201          1.269           49,687
                                                       2006      1.073          1.201           49,720
                                                       2005      1.055          1.073           49,206
                                                       2004      1.000          1.055           33,887

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.802          0.782               --
                                                       2008      1.166          0.802           20,960
                                                       2007      1.169          1.166           21,153

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.660          0.903          466,526
                                                       2008      1.171          0.660          526,150
                                                       2007      1.179          1.171          480,799
                                                       2006      1.065          1.179          548,567
                                                       2005      1.038          1.065          478,793
                                                       2004      1.000          1.038           26,690

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (10/01).................................  2009      0.820          0.976               --
                                                       2008      1.178          0.820               --
                                                       2007      1.135          1.178               --
                                                       2006      0.987          1.135               --
                                                       2005      1.015          0.987               --
                                                       2004      1.000          1.015               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.734          0.878           50,412
                                                       2008      1.158          0.734           48,510
                                                       2007      1.128          1.158           50,751
                                                       2006      1.047          1.128           52,797
                                                       2005      1.030          1.047           52,916
                                                       2004      1.000          1.030               --

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (10/01).......................  2009      0.750          0.946              717
                                                       2008      1.213          0.750              720
                                                       2007      1.229          1.213              723
                                                       2006      1.079          1.229              725
                                                       2005      1.057          1.079              728
                                                       2004      1.000          1.057               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (10/01)..................................  2009      0.820          0.996           11,654
                                                       2008      1.308          0.820           15,002
                                                       2007      1.291          1.308           15,002
                                                       2006      1.120          1.291           15,002
                                                       2005      1.078          1.120           15,002
                                                       2004      1.000          1.078               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/01).......................  2009      0.649          0.901            5,454
                                                       2008      1.062          0.649           12,988
                                                       2007      1.034          1.062           12,920
                                                       2006      1.014          1.034           12,949
                                                       2005      0.989          1.014           12,501
                                                       2004      1.000          0.989               --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (10/01)..................................  2009      0.851          1.128           29,725
                                                       2008      1.349          0.851           30,416
                                                       2007      1.292          1.349           28,787
                                                       2006      1.154          1.292           18,302
                                                       2005      1.093          1.154           19,256
                                                       2004      1.000          1.093            9,888

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2009      0.811          1.129               --
                                                       2008      1.404          0.811            2,859
                                                       2007      1.309          1.404            2,877
                                                       2006      1.191          1.309               --
                                                       2005      1.165          1.191               --
                                                       2004      1.000          1.165               --

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.759          0.737               --
                                                       2008      1.247          0.759               --
                                                       2007      1.219          1.247               --
                                                       2006      1.086          1.219               --
                                                       2005      1.069          1.086               --
                                                       2004      1.000          1.069               --

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/01).................  2009      0.882          1.106               --
                                                       2008      1.599          0.882               --
                                                       2007      1.542          1.599               --
                                                       2006      1.257          1.542               --
                                                       2005      1.154          1.257               --
                                                       2004      1.000          1.154               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.140          1.152               --
                                                       2006      1.041          1.140           20,815
                                                       2005      1.032          1.041           20,662
                                                       2004      1.000          1.032           10,329

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (10/01).............  2009      1.038          1.014              723
                                                       2008      1.038          1.038              726
                                                       2007      1.014          1.038              729
                                                       2006      0.995          1.014              732
                                                       2005      0.992          0.995              734
                                                       2004      1.000          0.992               --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.766          0.877              720
                                                       2008      0.997          0.766              723
                                                       2007      1.009          0.997              726
                                                       2006      0.995          1.009              728
                                                       2005      0.997          0.995              731
                                                       2004      1.000          0.997               --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (10/01)..........................  2009      0.919          1.069               --
                                                       2008      1.092          0.919               --
                                                       2007      1.098          1.092               --
                                                       2006      1.069          1.098               --
                                                       2005      1.069          1.069               --
                                                       2004      1.000          1.069               --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/01).................................  2009      0.782          1.220           32,543
                                                       2008      1.146          0.782           45,575
                                                       2007      1.172          1.146           47,385
                                                       2006      1.084          1.172           13,287
                                                       2005      1.083          1.084           12,550
                                                       2004      1.000          1.083               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (11/01)..................................  2007      1.314          1.398               --
                                                       2006      1.194          1.314            2,986
                                                       2005      1.168          1.194            2,962
                                                       2004      1.000          1.168               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.233          1.290               --
                                                       2006      1.071          1.233               --
                                                       2005      1.056          1.071               --
                                                       2004      1.000          1.056               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/01)........  2007      1.293          1.355               --
                                                       2006      1.121          1.293               --
                                                       2005      1.080          1.121               --
                                                       2004      1.000          1.080               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.264          1.310               --
                                                       2006      1.106          1.264           21,522
                                                       2005      1.098          1.106           28,907
                                                       2004      1.000          1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.338          1.470               --
                                                       2006      1.223          1.338          165,277
                                                       2005      1.159          1.223          161,706
                                                       2004      1.000          1.159           63,332

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.366          1.428               --
                                                       2006      1.298          1.366           64,367

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.866          1.007           65,902
                                                       2008      1.418          0.866           67,223
                                                       2007      1.416          1.418           65,276

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.574          0.755           10,251
                                                       2008      1.007          0.574           12,570
                                                       2007      1.212          1.007           23,926
                                                       2006      1.003          1.212           15,382

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.941          1.184           11,792
                                                       2008      1.291          0.941           11,795
                                                       2007      1.337          1.291           11,798
                                                       2006      1.263          1.337              725

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.855          1.296               --
                                                       2008      1.480          0.855               --
                                                       2007      1.531          1.480           31,902
                                                       2006      1.398          1.531               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      0.975          1.361           17,970
                                                       2008      1.720          0.975           17,970
                                                       2007      1.353          1.720           17,970
                                                       2006      1.328          1.353               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.654          0.871           12,212
                                                       2008      1.042          0.654           11,114
                                                       2008      1.087          1.042           10,956
                                                       2007      1.234          1.087               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.671          0.774            9,108
                                                       2008      1.081          0.671           22,259
                                                       2007      1.069          1.081           21,937
                                                       2006      1.001          1.069           65,545

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.623          0.769          127,539
                                                       2008      1.044          0.623          128,510
                                                       2007      1.065          1.044          146,333
                                                       2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.710          0.672               --
                                                       2008      1.269          0.710               --
                                                       2007      1.164          1.269               --
                                                       2006      1.185          1.164               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.815          1.067               --
                                                       2008      1.363          0.815               --
                                                       2007      1.255          1.363               --
                                                       2006      1.272          1.255               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.014          1.671           20,553
                                                       2008      2.229          1.014           20,553

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      0.992          1.273           39,314
                                                       2008      1.766          0.992           39,314
                                                       2007      1.693          1.766           39,769

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.019          1.175          257,201
                                                       2008      1.119          1.019          257,385
                                                       2007      1.064          1.119          288,401

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.179          1.306          333,892

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.854          1.032           23,018
                                                       2008      1.305          0.854           23,018
                                                       2007      1.275          1.305           23,018
                                                       2006      1.193          1.275               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.134          1.248               --
                                                       2006      1.085          1.134               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.044          1.355          237,652
                                                       2008      1.200          1.044          259,366
                                                       2007      1.155          1.200          276,798
                                                       2006      1.122          1.155          255,887

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.661          0.815          306,398
                                                       2008      0.966          0.661          317,703
                                                       2007      1.022          0.966          322,152
                                                       2006      1.003          1.022          355,273

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.659          1.011               --
                                                       2008      1.196          0.659               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.684          0.995               --
                                                       2008      1.294          0.684               --
                                                       2007      1.102          1.294               --
                                                       2006      1.136          1.102               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.006          1.072           63,505
                                                       2008      1.070          1.006           63,511
                                                       2007      1.034          1.070           63,516
                                                       2006      1.003          1.034            4,099

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.669          0.837               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.653          0.643               --
                                                       2008      1.120          0.653               --
                                                       2007      1.150          1.120               --
                                                       2006      1.126          1.150               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.626          0.651               --
                                                       2008      1.163          0.626            3,340
                                                       2007      1.148          1.163            3,342
                                                       2006      1.140          1.148            3,342

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.722          0.857               (0)
                                                       2008      1.215          0.722            5,620
                                                       2007      1.197          1.215            5,624
                                                       2006      1.174          1.197            5,624

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.799          1.091               --
                                                       2008      1.213          0.799               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.616          0.789           32,271
                                                       2008      1.060          0.616           30,912
                                                       2007      1.054          1.060           29,813
                                                       2006      1.002          1.054           30,598

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.890          1.045               --
                                                       2008      1.066          0.890               --
                                                       2007      1.036          1.066               --
                                                       2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.814          0.981               --
                                                       2008      1.065          0.814               --
                                                       2007      1.043          1.065               --
                                                       2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.741          0.914               --
                                                       2008      1.066          0.741               --
                                                       2007      1.048          1.066               --
                                                       2006      1.002          1.048          286,616

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.674          0.848          222,677
                                                       2008      1.065          0.674          224,467
                                                       2007      1.053          1.065          225,359
                                                       2006      1.002          1.053          224,275

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.762          0.932               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      0.923          1.065          199,998
                                                       2008      1.219          0.923          205,532
                                                       2007      1.201          1.219          247,851
                                                       2006      1.131          1.201          243,154

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.953          1.122          108,178
                                                       2008      1.449          0.953          116,387
                                                       2007      1.381          1.449          115,891
                                                       2006      1.258          1.381           77,332

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.627          0.854          169,272
                                                       2008      1.082          0.627          171,373
                                                       2007      1.044          1.082          180,313
                                                       2006      0.996          1.044          152,363

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.639          0.891               --
                                                       2008      1.130          0.639               --
                                                       2007      1.062          1.130               --
                                                       2006      0.998          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.042          1.059               --
                                                       2006      1.061          1.042          354,078
                                                       2005      1.066          1.061          298,845
                                                       2004      1.000          1.066           60,172

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.142          1.176               --
                                                       2008      1.118          1.142          338,553
                                                       2007      1.055          1.118          384,569
                                                       2006      1.042          1.055          374,764
                                                       2005      1.043          1.042          357,897
                                                       2004      1.000          1.043           56,932

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.297          1.200               --
                                                       2007      1.206          1.297               --
                                                       2006      1.114          1.206               --
                                                       2005      1.066          1.114               --
                                                       2004      1.000          1.066               --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.577          1.702               --
                                                       2006      1.266          1.577               --
                                                       2005      1.158          1.266               --
                                                       2004      1.000          1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      1.422          1.514               --
                                                       2006      1.243          1.422           15,345
                                                       2005      1.192          1.243           19,791
                                                       2004      1.000          1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.117          1.185               --
                                                       2005      1.053          1.117               --
                                                       2004      1.000          1.053               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (11/01).........  2006      1.121          1.174               --
                                                       2005      1.101          1.121           18,454
                                                       2004      1.000          1.101               --

  Travelers Large Cap Subaccount (10/01).............  2006      1.110          1.140               --
                                                       2005      1.047          1.110               --
                                                       2004      1.000          1.047               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.103          1.169               --
                                                       2005      1.000          1.103           26,398

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.015               --
                                                       2005      1.000          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.083               --
                                                       2005      1.000          1.049               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.081          1.124               --
                                                       2005      1.000          1.081          456,630

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.026          1.043               --
                                                       2005      1.000          1.026               --

  Travelers Managed Income Subaccount (10/01)........  2006      1.016          1.003               --
                                                       2005      1.028          1.016            4,104
                                                       2004      1.000          1.028               --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.227          1.298               --
                                                       2005      1.123          1.227           79,209
                                                       2004      1.000          1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.077          1.136               --
                                                       2005      1.072          1.077               --
                                                       2004      1.000          1.072               --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.099          1.131               --
                                                       2005      1.095          1.099          268,929
                                                       2004      1.000          1.095              983

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.168          1.258               --
                                                       2005      1.125          1.168           27,601
                                                       2004      1.000          1.125               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.221          1.398               --
                                                       2005      1.144          1.221               --
                                                       2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.128          1.193               --
                                                       2005      1.092          1.128               --
                                                       2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.085               --
                                                       2005      1.000          1.034               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.114          1.122               --
                                                       2005      1.103          1.114          159,981
                                                       2004      1.000          1.103               --

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.091          1.135               --
                                                       2005      1.097          1.091            2,635
                                                       2004      1.000          1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.272               --
                                                       2005      1.000          1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.263               --
                                                       2005      1.000          1.104              728

  Travelers Van Kampen Enterprise Subaccount (1/00)..  2006      1.088          1.126               --
                                                       2005      1.035          1.088               --
                                                       2004      1.000          1.035               --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (10/01)............................................  2008      1.272          1.210               --
                                                       2007      1.116          1.272               --
                                                       2006      1.113          1.116               --
                                                       2005      1.058          1.113               --
                                                       2004      1.000          1.058               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2009.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2009 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund, Inc.-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.


Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class I and is no longer available as a funding option.

                                   APPENDIX B

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.

UNDERLYING FUND NAME CHANGES


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST      LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Partners Variable Adjustable        Legg Mason Western Asset Variable
     Rate Income Portfolio                          Adjustable Rate Income Portfolio
  Legg Mason Partners Variable Diversified       Legg Mason Western Asset Variable
     Strategic Income Portfolio                     Diversified Strategic Income Portfolio
  Legg Mason Partners Variable High Income       Legg Mason Western Asset Variable High
     Portfolio                                      Income Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Aggressive        Legg Mason ClearBridge Variable Aggressive
     Growth Portfolio                               Growth Portfolio
  Legg Mason Partners Variable Appreciation      Legg Mason ClearBridge Variable
     Portfolio                                      Appreciation Portfolio
  Legg Mason Partners Variable Capital and       Legg Mason ClearBridge Variable Equity
     Income Portfolio                               Income Builder Portfolio
  Legg Mason Partners Variable Capital           Legg Mason ClearBridge Variable Capital
     Portfolio                                      Portfolio
  Legg Mason Partners Variable Dividend          Legg Mason ClearBridge Variable Dividend
     Strategy Portfolio                             Strategy Portfolio
  Legg Mason Partners Variable Fundamental       Legg Mason ClearBridge Variable
     Value Portfolio                                Fundamental All Cap Value Portfolio
  Legg Mason Partners Variable Investors         Legg Mason ClearBridge Variable Large Cap
     Portfolio                                      Value Portfolio
  Legg Mason Partners Variable Large Cap         Legg Mason ClearBridge Variable Large Cap
     Growth Portfolio                               Growth Portfolio
  Legg Mason Partners Variable Mid Cap Core      Legg Mason ClearBridge Variable Mid Cap
     Portfolio                                      Core Portfolio
  Legg Mason Partners Variable Small Cap         Legg Mason ClearBridge Variable Small Cap
     Growth Portfolio                               Growth Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Met/AIM Small Cap Growth Portfolio             Invesco Small Cap Growth Portfolio





UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were substituted for the former Underlying Funds.


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      MET INVESTORS SERIES TRUST
  Legg Mason Partners Variable Global Equity   Met/Templeton Growth Portfolio
     Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST      METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Money Market    BlackRock Money Market Portfolio
     Portfolio

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Financial Statements


A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated May 1, 2010 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.


Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-04-08-81-82-83

               PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY PROSPECTUS:

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES


                                   MAY 1, 2010


This prospectus describes PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Lazard Mid Cap Portfolio -- Class B
  American Funds Global Growth Fund                Lord Abbett Bond Debenture
  American Funds Growth Fund                          Portfolio -- Class A
  American Funds Growth-Income Fund                Lord Abbett Growth and Income
FIDELITY(R) VARIABLE INSURANCE                        Portfolio -- Class B
  PRODUCTS -- SERVICE CLASS 2                      Lord Abbett Mid Cap Value
  Contrafund(R) Portfolio                             Portfolio -- Class B
  Mid Cap Portfolio                                PIMCO Inflation Protected Bond
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS        Portfolio -- Class A
  TRUST -- CLASS 2                                 PIMCO Total Return Portfolio -- Class B
  Templeton Foreign Securities Fund                Pioneer Fund Portfolio -- Class A
JANUS ASPEN SERIES -- SERVICE SHARES               Pioneer Strategic Income Portfolio -- Class
  Global Technology Portfolio                         A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Third Avenue Small Cap Value
  Legg Mason ClearBridge Variable Aggressive          Portfolio -- Class B
     Growth Portfolio -- Class I                   Van Kampen Comstock Portfolio -- Class B
  Legg Mason ClearBridge Variable                METROPOLITAN SERIES FUND, INC.
     Appreciation Portfolio -- Class I             BlackRock Aggressive Growth
  Legg Mason ClearBridge Variable Fundamental         Portfolio -- Class D
     All Cap                                       BlackRock Bond Income Portfolio -- Class A
  Value Portfolio -- Class I                       BlackRock Diversified Portfolio -- Class A
  Legg Mason ClearBridge Variable Large Cap        BlackRock Legacy Large Cap Growth
     Growth Portfolio -- Class I                      Portfolio -- Class A
  Legg Mason ClearBridge Variable Large Cap        BlackRock Money Market Portfolio -- Class A
     Value Portfolio -- Class I                    Davis Venture Value Portfolio -- Class A
  Legg Mason ClearBridge Variable Small Cap        FI Value Leaders Portfolio -- Class D
     Growth Portfolio -- Class I                   MetLife Aggressive Allocation
  Legg Mason Investment Counsel Variable              Portfolio -- Class B
     Social                                        MetLife Conservative Allocation
  Awareness Portfolio                                 Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE INCOME TRUST          MetLife Conservative to Moderate Allocation
  Legg Mason Western Asset Variable                   Portfolio -- Class B
     Adjustable Rate                               MetLife Moderate Allocation
  Income Portfolio                                    Portfolio -- Class B
MET INVESTORS SERIES TRUST                         MetLife Moderate to Aggressive Allocation
  BlackRock High Yield Portfolio -- Class A           Portfolio -- Class B
  BlackRock Large Cap Core Portfolio -- Class      MetLife Stock Index Portfolio -- Class B
     E                                             MFS(R) Total Return Portfolio -- Class F
  Clarion Global Real Estate                       MFS(R) Value Portfolio -- Class A
     Portfolio -- Class A                          Oppenheimer Global Equity
  Dreman Small Cap Value Portfolio -- Class A         Portfolio -- Class B
  Harris Oakmark International                     T. Rowe Price Small Cap Growth
     Portfolio -- Class A                             Portfolio -- Class B
  Invesco Small Cap Growth Portfolio -- Class      Western Asset Management U.S. Government
     A                                                Portfolio -- Class A
  Janus Forty Portfolio -- Class A



Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.


THE CONTRACT IS NO LONGER OFFERED TO NEW PURCHASERS.



This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2010. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----
GLOSSARY................................................................     3
SUMMARY.................................................................     5
FEE TABLE...............................................................     9
CONDENSED FINANCIAL INFORMATION.........................................    14
THE ANNUITY CONTRACT....................................................    14
Contract Owner Inquiries................................................    15
Purchase Payments.......................................................    15
Accumulation Units......................................................    16
The Variable Funding Options............................................    16
FIXED ACCOUNT...........................................................    22
CHARGES AND DEDUCTIONS..................................................    22
General.................................................................    22
Withdrawal Charge.......................................................    23
Free Withdrawal Allowance...............................................    23
Transfer Charge.........................................................    24
Administrative Charges..................................................    24
Mortality and Expense Risk Charge.......................................    24
Variable Liquidity Benefit Charge.......................................    24
Enhanced Stepped-Up Provision Charge....................................    25
Guaranteed Minimum Withdrawal Benefit Charge............................    25
Variable Funding Option Expenses........................................    25
Premium Tax.............................................................    25
Changes in Taxes Based upon Premium or Value............................    25
TRANSFERS...............................................................    25
Market Timing/Excessive Trading.........................................    25
Dollar Cost Averaging...................................................    27
ACCESS TO YOUR MONEY....................................................    28
Systematic Withdrawals..................................................    29
OWNERSHIP PROVISIONS....................................................    29
Types of Ownership......................................................    29
Contract Owner..........................................................    29
Beneficiary.............................................................    30
Annuitant...............................................................    30
DEATH BENEFIT...........................................................    30
Death Proceeds before the Maturity Date.................................    30
Enhanced Stepped-Up Provision ("E.S.P.")................................    31
Payment of Proceeds.....................................................    32
Spousal Contract Continuance (subject to availability -- does not apply
  if a non-spouse is a joint owner).....................................    34
Beneficiary Contract Continuance (not permitted for non-natural
  beneficiaries)........................................................    35
Planned Death Benefit...................................................    35
Death Proceeds after the Maturity Date..................................    35
Death Proceeds under 403(b) Contracts...................................    35
LIVING BENEFITS.........................................................    36
Guaranteed Minimum Withdrawal Benefit ("GMWB" or "Principal
  Guarantee")...........................................................    36
THE ANNUITY PERIOD......................................................    42
Maturity Date...........................................................    42
Allocation of Annuity...................................................    42
Variable Annuity........................................................    42
Fixed Annuity...........................................................    43
PAYMENTS OPTIONS........................................................    43
Election of Options.....................................................    43
Annuity Options.........................................................    43
Variable Liquidity Benefit..............................................    44
MISCELLANEOUS CONTRACT PROVISIONS.......................................    44
Right to Return.........................................................    44
Termination.............................................................    44
Required Reports........................................................    45
Suspension of Payments..................................................    45
THE SEPARATE ACCOUNT....................................................    45
Performance Information.................................................    46
FEDERAL TAX CONSIDERATIONS..............................................    46
General Taxation of Annuities...........................................    46
Types of Contracts: Qualified and Non-qualified.........................    47
Qualified Annuity Contracts.............................................    47
Taxation of Qualified Annuity Contracts.................................    47
Mandatory Distributions for Qualified Plans.............................    48
Individual Retirement Annuities.........................................    48
Roth IRAs ..............................................................    49
TSAs (Tax-Sheltered Annuities -- ERISA and Non-ERISA)...................    49
Non-qualified Annuity Contracts.........................................    51
Diversification Requirements for Variable Annuities.....................    52
Ownership of the Investments............................................    52
Taxation of Death Benefit Proceeds......................................    53
Other Tax Considerations................................................    53
Treatment of Charges for Optional Benefits..............................    53
Guaranteed Minimum Withdrawal Benefits..................................    53
Puerto Rico Tax Considerations..........................................    53
Non-Resident Aliens.....................................................    54
Tax Credits and Deductions..............................................    54
OTHER INFORMATION.......................................................    54
The Insurance Company...................................................    54
Financial Statements....................................................    54
Distribution of Variable Annuity Contracts..............................    55
Conformity with State and Federal Laws..................................    56
Voting Rights...........................................................    56
Restrictions on Financial Transactions..................................    56
Legal Proceedings.......................................................    56
APPENDIX A: CONDENSED FINANCIAL INFORMATION FOR METLIFE OF CT SEPARATE
  ACCOUNT ELEVEN FOR VARIABLE ANNUITIES.................................   A-1
APPENDIX B: ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS...........   B-1
APPENDIX C: THE FIXED ACCOUNT...........................................   C-1
APPENDIX D: CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.........   D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (YOU) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

GOOD ORDER -- A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 10366, Des Moines, IA 50306-0366 (for overnight delivery or courier service only: 4700 Westown Parkway, Suite 200, West Des Moines, IA 50266). For Purchase Payments and (if applicable) loan repayments, our Home Office address is: MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, 408A or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND A portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- "You" is the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust.

                                    SUMMARY:

                     PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your Contract is issued by MetLife Insurance Company of Connecticut (the "Company," "We," or "Us"). The Company sponsors MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account" or "Separate Account Eleven"), a segregated account.


THE CONTRACT IS NO LONGER AVAILABLE FOR SALE. It does continue to accept Purchase Payments from existing Contract Owners.


For contracts issued in New York, a waiver of the withdrawal charge may apply to all Annuity Payments.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Internal Revenue Code (the "Code"). Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.





Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.





The Contract is no longer available for sale. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds. If your Contract was issued as a Qualified Contract under Section 403(b) of the Code in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted) as significant adverse tax consequences may result from such additional payments. (See "Federal Tax Considerations.")

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business (generally, 4:00 p.m., Eastern Time) on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Where permitted by state law, we also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.70%. For Contracts with a value of less than $40,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after three full years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.)

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted each business day from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted each business day from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.



ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to the beneficiary in a lump sum.


     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10% of the Remaining Benefit Base. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE...................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE.....................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE...................................   6%(3)
(As a percentage of the present value of the remaining Annuity
  Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net
  Investment Factor used to calculate The Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...............................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 3 years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               1 years               6%
         1 years               2 years               5%
         2 years               3 years               4%
        3 + years                                    0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after three years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               1 years               6%
         1 years               2 years               5%
         2 years               3 years               4%
        3 + years                                    0%


(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00%
upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the optional features you select:

Mortality and Expense Risk Charge............................................    1.70%(5)
Administrative Expense Charge................................................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED.....    1.85%
Optional E.S.P. Charge.......................................................    0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED..............    2.05%
Optional GMWB I Charge(maximum upon reset)...................................    1.00%(6)
Optional GMWB II Charge(maximum upon reset)..................................    1.00%(6)
Optional GMWB III Charge.....................................................    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED..............    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED.............    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED............    2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED........    3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.......    3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED......    2.30%



(5) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the underlying fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the underlying fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the underlying fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.84% for the Subaccount investing in the T.Rowe Price Small Cap Growth Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Oppenheimer Global Equity Portfolio, and an amount equal to the underlying fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Mid-Cap Growth Portfolio.

(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2009 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.34%      1.36%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
AMERICAN FUNDS INSURANCE
  SERIES(R)  -- CLASS 2
  American Funds Global Growth
     Fund........................     0.54%        0.25%       0.03%            --            0.82%           --          0.82%
  American Funds Growth Fund.....     0.33%        0.25%       0.02%            --            0.60%           --          0.60%
  American Funds Growth-Income
     Fund........................     0.28%        0.25%       0.01%            --            0.54%           --          0.54%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.11%            --            0.92%           --          0.92%
  Dynamic Capital Appreciation
     Portfolio++.................     0.56%        0.25%       0.38%            --            1.19%           --          1.19%
  Mid Cap Portfolio..............     0.56%        0.25%       0.12%            --            0.93%           --          0.93%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  -- CLASS 2
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.02%           1.06%         0.01%         1.05%(1)
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Global Technology Portfolio....     0.64%        0.25%       0.33%            --            1.22%           --          1.22%(2)
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I#.......     0.75%          --        0.06%            --            0.81%           --          0.81%(3)
  Legg Mason ClearBridge Variable
     Appreciation Portfolio
     -- Class I..................     0.72%          --        0.05%            --            0.77%           --          0.77%(3)
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio  -- Class I.......     0.75%          --        0.05%            --            0.80%           --          0.80%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio
     -- Class I#.................     0.75%          --        0.10%            --            0.85%           --          0.85%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio
     -- Class I..................     0.65%          --        0.06%            --            0.71%           --          0.71%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.17%            --            0.92%           --          0.92%
  Legg Mason Investment Counsel
     Variable Social Awareness
     Portfolio#..................     0.70%          --        0.21%            --            0.91%           --          0.91%(3)
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Western Asset
     Variable Adjustable Rate
     Income Portfolio#...........     0.55%        0.25%       0.56%            --            1.36%         0.36%         1.00%(4)
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class A........     0.60%          --        0.07%            --            0.67%           --          0.67%
  BlackRock Large Cap Core
     Portfolio  -- Class E.......     0.59%        0.15%       0.06%            --            0.80%           --          0.80%
  Clarion Global Real Estate
     Portfolio  -- Class A.......     0.64%          --        0.09%            --            0.73%           --          0.73%
  Dreman Small Cap Value
     Portfolio -- Class A........     0.79%          --        0.10%            --            0.89%           --          0.89%
  Harris Oakmark International
     Portfolio  -- Class A.......     0.79%          --        0.05%            --            0.84%           --          0.84%
  Invesco Small Cap Growth
     Portfolio  -- Class A.......     0.86%          --        0.04%            --            0.90%           --          0.90%
  Janus Forty Portfolio  -- Class
     A...........................     0.64%          --        0.04%            --            0.68%           --          0.68%
  Lazard Mid Cap Portfolio
     -- Class A++................     0.70%          --        0.04%            --            0.74%           --          0.74%
  Lazard Mid Cap Portfolio
     -- Class B..................     0.70%        0.25%       0.04%            --            0.99%           --          0.99%
  Lord Abbett Bond Debenture
     Portfolio  -- Class A.......     0.51%          --        0.04%            --            0.55%           --          0.55%
  Lord Abbett Growth and Income
     Portfolio -- Class B........     0.53%        0.25%       0.03%            --            0.81%           --          0.81%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
  Lord Abbett Mid Cap Value
     Portfolio  -- Class B.......     0.68%        0.25%       0.08%            --            1.01%           --          1.01%
  MFS(R) Emerging Markets Equity
     Portfolio  -- Class A++.....     0.99%          --        0.18%            --            1.17%           --          1.17%
  MFS(R) Research International
     Portfolio  -- Class B++.....     0.71%        0.25%       0.10%            --            1.06%           --          1.06%
  Morgan Stanley Mid Cap Growth
     Portfolio  -- Class B++.....     0.70%        0.25%       0.20%            --            1.15%           --          1.15%
  PIMCO Inflation Protected Bond
     Portfolio  -- Class A.......     0.48%          --        0.05%            --            0.53%           --          0.53%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.04%            --            0.77%           --          0.77%
  Pioneer Fund Portfolio
     -- Class A..................     0.66%          --        0.08%            --            0.74%           --          0.74%
  Pioneer Strategic Income
     Portfolio  -- Class A.......     0.60%          --        0.06%            --            0.66%           --          0.66%
  Third Avenue Small Cap Value
     Portfolio  -- Class B.......     0.74%        0.25%       0.04%            --            1.03%           --          1.03%
  Van Kampen Comstock Portfolio
     -- Class B..................     0.61%        0.25%       0.03%            --            0.89%           --          0.89%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.06%            --            0.89%           --          0.89%
  BlackRock Bond Income
     Portfolio -- Class A........     0.38%          --        0.05%            --            0.43%         0.03%         0.40%(5)
  BlackRock Diversified
     Portfolio  -- Class A.......     0.46%          --        0.06%            --            0.52%           --          0.52%
  BlackRock Legacy Large Cap
     Growth Portfolio  -- Class
     A...........................     0.73%          --        0.10%            --            0.83%         0.01%         0.82%(6)
  BlackRock Money Market
     Portfolio -- Class A........     0.32%          --        0.02%            --            0.34%         0.01%         0.33%(7)
  Davis Venture Value
     Portfolio -- Class A........     0.71%          --        0.03%            --            0.74%         0.05%         0.69%(8)
  FI Value Leaders Portfolio
     -- Class D..................     0.67%        0.10%       0.10%            --            0.87%           --          0.87%
  MetLife Aggressive Allocation
     Portfolio  -- Class B.......     0.10%        0.25%       0.04%          0.74%           1.13%         0.04%         1.09%(9)
  MetLife Conservative Allocation
     Portfolio  -- Class B.......     0.10%        0.25%       0.02%          0.58%           0.95%         0.02%         0.93%(9)
  MetLife Conservative to
     Moderate Allocation
     Portfolio  -- Class B.......     0.09%        0.25%       0.01%          0.63%           0.98%           --          0.98%(10)
  MetLife Moderate Allocation
     Portfolio  -- Class B.......     0.07%        0.25%         --           0.67%           0.99%           --          0.99%(10)
  MetLife Moderate to Aggressive
     Allocation Portfolio
     -- Class B..................     0.07%        0.25%         --           0.71%           1.03%           --          1.03%(10)
  MetLife Stock Index
     Portfolio -- Class B........     0.25%        0.25%       0.03%            --            0.53%         0.01%         0.52%(11)
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.06%            --            0.80%           --          0.80%
  MFS(R) Value Portfolio
     -- Class A..................     0.71%          --        0.03%            --            0.74%         0.08%         0.66%(12)
  Oppenheimer Global Equity
     Portfolio  -- Class B.......     0.53%        0.25%       0.11%            --            0.89%           --          0.89%
  T. Rowe Price Large Cap Growth
     Portfolio  -- Class B++.....     0.60%        0.25%       0.07%            --            0.92%           --          0.92%
  T. Rowe Price Small Cap Growth
     Portfolio  -- Class B.......     0.51%        0.25%       0.11%            --            0.87%           --          0.87%
  Western Asset Management U.S.
     Government Portfolio
     -- Class A..................     0.48%          --        0.04%            --            0.52%         0.01%         0.51%(13)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
OPPENHEIMER VARIABLE ACCOUNT
  FUNDS -- SERVICE SHARES
  Oppenheimer Main Street
     Fund/VA++...................     0.66%        0.25%       0.12%            --            1.03%           --          1.03%



---------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

# Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2009.


(1) The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund"). This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.


(2) Other Expenses include 0.04% of short sale dividend expenses attributable to the payment of dividends to the lender on borrowed securities.


(3)   Other Expenses have been restated to reflect current fees.




(4) The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 1.00%. This arrangement cannot be terminated prior to December 31, 2011 without the Board of Trustees' consent.




(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for amounts over $1 billion but less than $3.4 billion and 0.25% on amounts over $3.4 billion.




(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.705% for amounts over $300 million but less than $1 billion.




(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.




(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets and 0.70% for the next $450 million and 0.65% for the next $4 billion and 0.625% for amounts over $4.5 billion.




(9) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to waive fees or pay all expenses so as to limit total annual operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% of the average daily net assets of the Class A shares, 0.35% of the average daily net assets of the Class B shares and 0.25% of the average daily net assets of the Class E shares.




(10) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.


(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.243%.




(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets and 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.


(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.50% for amounts over $200 million but less than $500 million.


EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge for the Guaranteed Minimum Withdrawal Benefit
(GMWB) applies.

This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge of 1.00% applies in all Contract Years).


                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
--------------                            ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................    $1,048      $1,687      $2,253      $4,547      $448       $1,347      $2,253
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................    $  946      $1,389      $1,768      $3,636      $346       $1,049      $1,768
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
FUNDING OPTION                            10 YEARS
--------------                            --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $4,547
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $3,636



                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Portfolio Architect 3 Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by state law, we also reserve the right to restrict allocation of

Purchase Payments to the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                            MAXIMUM AGE BASED ON THE OLDER OF THE OWNER
             DEATH BENEFIT/OPTIONAL FEATURE                   AND ANNUITANT ON THE CONTRACT/RIDER DATE
--------------------------------------------------------    -------------------------------------------
Annual Step-Up Death Benefit                                                   Age 80
Enhanced Stepped-Up Provision (E.S.P.)                                         Age 75


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. Purchase Payments may be made at any time while the Annuitant is alive and before the date Annuity Payments begin.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in Good Order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

IF YOU SEND YOUR PURCHASE PAYMENTS OR TRANSACTION REQUESTS TO AN ADDRESS OTHER THAN THE ONE WE HAVE DESIGNATED FOR RECEIPT OF SUCH PURCHASE PAYMENTS OR REQUESTS, WE MAY RETURN THE PURCHASE PAYMENT TO YOU, OR THERE MAY BE A DELAY IN APPLYING THE PURCHASE PAYMENT OR TRANSACTION TO YOUR CONTRACT.

QUALIFIED CONTRACTS UNDER SECTION 403(B). If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "Federal Tax Consequences.")

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same as the retail mutual funds offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a variable product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company (both of which are now MetLife Insurance Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predate the acquisition.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of its affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts, and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of its affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the adviser to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee
Table -- Underlying Fund Fees and Expenses" and "Other
Information -- Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor, MetLife

Investors Distribution Company. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution of Variable Annuity Contracts.")

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth       Seeks long-term growth of           Capital Research and Management
  Fund                             capital.                            Company
American Funds Growth Fund         Seeks growth of capital.            Capital Research and Management
                                                                       Company
American Funds Growth-Income       Seeks long-term growth of           Capital Research and Management
  Fund                             capital and income.                 Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio            Seeks long-term capital             Fidelity Management & Research
                                   appreciation.                       Company
                                                                       Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation       Seeks capital appreciation.         Fidelity Management & Research
  Portfolio++                                                          Company
                                                                       Subadviser: FMR Co., Inc.
Mid Cap Portfolio                  Seeks long-term growth of           Fidelity Management & Research
                                   capital.                            Company
                                                                       Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Templeton Foreign Securities       Seeks long-term capital growth.     Templeton Investment Counsel,
  Fund                                                                 LLC
                                                                       Subadviser: Franklin Templeton
                                                                       Investment Management Limited

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
JANUS ASPEN SERIES -- SERVICE
  SHARES
Global Technology Portfolio        Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable    Seeks capital appreciation.         Legg Mason Partners Fund
  Aggressive Growth                                                    Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term appreciation of     Legg Mason Partners Fund
  Appreciation                     capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term capital growth.     Legg Mason Partners Fund
  Fundamental All Cap Value        Current income is a secondary       Advisor, LLC
  Portfolio -- Class I             consideration.                      Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Value                  capital. Current income is a        Advisor, LLC
  Portfolio -- Class I             secondary objective.                Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Small Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason Investment Counsel      Seeks capital appreciation and      Legg Mason Partners Fund
  Variable Social Awareness        retention of net investment         Advisor, LLC
  Portfolio                        income.                             Subadviser: Legg Mason
                                                                       Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Western Asset           Seeks to provide high current       Legg Mason Partners Fund
  Variable Adjustable Rate         income and to limit the degree      Advisor, LLC
  Income Portfolio                 of fluctuation of its net asset     Subadviser: Western Asset
                                   value resulting from movements      Management Company
                                   in interest rates.
MET INVESTORS SERIES TRUST
BlackRock High Yield               Seeks to maximize total return,     MetLife Advisers, LLC
  Portfolio -- Class A             consistent with income              Subadviser: BlackRock Financial
                                   generation and prudent              Management, Inc.
                                   investment management.
BlackRock Large Cap Core           Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class E                                                 Subadviser: BlackRock Advisors,
                                                                       LLC
Clarion Global Real Estate         Seeks total return through          MetLife Advisers, LLC
  Portfolio -- Class A             investment in real estate           Subadviser: ING Clarion Real
                                   securities, emphasizing both        Estate Securities, L.P.
                                   capital appreciation and current
                                   income.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Dreman Small Cap Value             Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Dreman Value
                                                                       Management, L.L.C.
Harris Oakmark International       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class A             appreciation.                       Subadviser: Harris Associates
                                                                       L.P.
Invesco Small Cap Growth           Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Invesco Advisers,
                                                                       Inc.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.         MetLife Advisers, LLC
                                                                       Subadviser: Janus Capital
                                                                       Management LLC
Lazard Mid Cap                     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A++           capital.                            Subadviser: Lazard Asset
                                                                       Management LLC
Lazard Mid Cap                     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital.                            Subadviser: Lazard Asset
                                                                       Management LLC
Lord Abbett Bond Debenture         Seeks high current income and       MetLife Advisers, LLC
  Portfolio -- Class A             the opportunity for capital         Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high      LLC
                                   total return.
Lord Abbett Growth and Income      Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital and income without          Subadviser: Lord, Abbett & Co.
                                   excessive fluctuation in market     LLC
                                   value.
Lord Abbett Mid Cap Value          Seeks capital appreciation          MetLife Advisers, LLC
  Portfolio -- Class B             through investments primarily in    Subadviser: Lord, Abbett & Co.
                                   equity securities which are         LLC
                                   believed to be undervalued in
                                   the marketplace.
MFS(R) Emerging Markets Equity     Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A++                                               Subadviser: Massachusetts
                                                                       Financial Services Company
MFS(R) Research International      Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B++                                               Subadviser: Massachusetts
                                                                       Financial Services Company
Morgan Stanley Mid Cap Growth      Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B++                                               Subadviser: Morgan Stanley
                                                                       Investment Management Inc.
PIMCO Inflation Protected Bond     Seeks to provide maximum real       MetLife Advisers, LLC
  Portfolio -- Class A             return, consistent with             Subadviser: Pacific Investment
                                   preservation of capital and         Management Company LLC
                                   prudent investment management.
PIMCO Total Return                 Seeks maximum total return,         MetLife Advisers, LLC
  Portfolio -- Class B             consistent with the preservation    Subadviser: Pacific Investment
                                   of capital and prudent              Management Company LLC
                                   investment management.
Pioneer Fund Portfolio -- Class    Seeks reasonable income and         MetLife Advisers, LLC
  A                                capital growth.                     Subadviser: Pioneer Investment
                                                                       Management, Inc.
Pioneer Strategic Income           Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income.                             Subadviser: Pioneer Investment
                                                                       Management, Inc.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Third Avenue Small Cap Value       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B             appreciation.                       Subadviser: Third Avenue
                                                                       Management LLC
Van Kampen Comstock                Seeks capital growth and income.    MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: Morgan Stanley
                                                                       Investment Management Inc.*
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth        Seeks maximum capital               MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                       Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Bond Income              Seeks a competitive total return    MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in         Subadviser: BlackRock Advisors,
                                   fixed-income securities.            LLC
BlackRock Diversified              Seeks high total return while       MetLife Advisers, LLC
  Portfolio -- Class A             attempting to limit investment      Subadviser: BlackRock Advisors,
                                   risk and preserve capital.          LLC
BlackRock Legacy Large Cap         Seeks long-term growth of           MetLife Advisers, LLC
  Growth Portfolio -- Class A      capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Money Market             Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income consistent with              Subadviser: BlackRock Advisors,
                                   preservation of capital.            LLC
Davis Venture Value                Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Davis Selected
                                                                       Advisers, L.P.
FI Value Leaders                   Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class D             capital.                            Subadviser: Pyramis Global
                                                                       Advisors, LLC
MetLife Aggressive Allocation      Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class B
MetLife Conservative Allocation    Seeks high level of current         MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital
                                   as a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the      MetLife Advisers, LLC
  Allocation Portfolio -- Class    form of income and growth of
  B                                capital, with a greater emphasis
                                   on income.
MetLife Moderate Allocation        Seeks a balance between a high      MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a
                                   greater emphasis on growth of
                                   capital.
MetLife Moderate to Aggressive     Seeks growth of capital.            MetLife Advisers, LLC
  Allocation Portfolio -- Class
  B
MetLife Stock Index                Seeks to equal the performance      MetLife Advisers, LLC
  Portfolio -- Class B             of the Standard & Poor's 500(R)     Subadviser: MetLife Investment
                                   Composite Stock Price Index.        Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return      MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a             Subadviser: Massachusetts
                                   diversified portfolio.              Financial Services Company
MFS(R) Value Portfolio -- Class    Seeks capital appreciation.         MetLife Advisers, LLC
  A                                                                    Subadviser: Massachusetts
                                                                       Financial Services Company
Oppenheimer Global Equity          Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: OppenheimerFunds,
                                                                       Inc.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
T. Rowe Price Large Cap Growth     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B++           capital and, secondarily,           Subadviser: T. Rowe Price
                                   dividend income.                    Associates, Inc.
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: T. Rowe Price
                                                                       Associates, Inc.
Western Asset Management U.S.      Seeks to maximize total return      MetLife Advisers, LLC
  Government Portfolio -- Class    consistent with preservation of     Subadviser: Western Asset
  A                                capital and maintenance of          Management Company
                                   liquidity.
OPPENHEIMER VARIABLE ACCOUNT
  FUNDS -- SERVICE SHARES
Oppenheimer Main Street            Seeks high total return (which      OppenheimerFunds, Inc.
  Fund/VA++                        includes growth in the value of
                                   its shares as well as current
                                   income) from equity and debt
                                   securities.



---------

* On or about May 28, 2010, Invesco Advisers, Inc. is expected to become the subadviser to the portfolio.




++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds."

                                  FIXED ACCOUNT

--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     -    administration of the annuity options available under the Contracts

     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     - sales and marketing expenses including commission payments to your registered representative

     -    other costs of doing business

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     - that the amount of the death benefit will be greater than the Contract Value

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for three years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.) We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years                1 year               6%
         1 year                2 years               5%
         2 years               3 years               4%
        3+ years                                     0%


For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a)  any Purchase Payment to which no withdrawal charge applies, then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d)  any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

     - in the form of lifetime Annuity Payments or Annuity Payments for a fixed period of at least five years

     -    under the Managed Distribution Program

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. The annual Contract administrative charge will be deducted on a pro-rata basis from amounts allocated to the Variable Funding Options. We will deduct this charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account, if it is available, or :

     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge is equal to 1.70% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your registered representative.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

YEARS SINCE INITIAL PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years                1 year               6%
         1 year                2 years               5%
         2 years               3 years               4%
        3+ years                                     0%


Please refer to "Payment Options" for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. You may elect these GMWB riders only at the time of your initial purchase of the Contract. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We may deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Dreman Small Cap Value Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Janus Aspen Global Life Sciences Portfolio, Janus Aspen Global Technology Portfolio, Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Oppenheimer Main Street Fund/VA, Pioneer Strategic Income Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Foreign Securities Fund, and Third Avenue Small Cap Value Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Special DCA Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Special DCA Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the DCA Program period selected to the current funding options over the remainder of that DCA Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) and/or the Fixed Account from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in Good Order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

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Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

ANNUAL STEP-UP DEATH BENEFIT

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The death benefit will be the
  greatest of, less any applicable
  premium tax and outstanding loans:   -  the Contract Value on the Death Report Date
                                       -  the total Purchase Payments less the total amount
                                          of any withdrawals made under this Contract; or
                                       -  the Step-Up Value, if any, as described below
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STEP-UP VALUE A Step-Up Value will be established on each Contract Date anniversary which occurs on or prior to the Death Report Date. The Step-Up Value will initially equal the Contract Value on that anniversary. Whenever you make an additional Purchase Payment, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant's 80(th) birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the Annuitant's 80(th) birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the first Contract Date anniversary, there is no Step-Up Value.

PARTIAL SURRENDER REDUCTION If you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction which equals (1) the death benefit value in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


           50,000 x (10,000/55,000) = $9,090



Your new Step-Up Value would be $50,000 - $9,090, or $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


           50,000 x (10,000/30,000) = $16,666



Your new Step-Up Value would be $50,000 - $16,666, or $33,334.


ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


           50,000 x (10,000/55,000) = $9,090



You new modified Purchase Payment would be 50,000 - 9,090 = $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


           50,000 x (10,000/30,000) = $16,666



Your new modified Purchase Payment would be 50,000 - 16,666 = $33,334.


PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

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         BEFORE THE                THE COMPANY WILL                                        MANDATORY
    MATURITY DATE, UPON            PAY THE PROCEEDS                                          PAYOUT
      THE DEATH OF THE                   TO:                       UNLESS. . .            RULES APPLY*
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OWNER (WHO IS NOT THE        The beneficiary(ies), or if   The beneficiary elects to     Yes
ANNUITANT) (WITH NO JOINT    none, to the Contract         continue the Contract
OWNER)                       Owner's estate.               rather than receive a lump
                                                           sum distribution.
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OWNER (WHO IS THE            The beneficiary(ies), or if   The beneficiary elects to     Yes
ANNUITANT) (WITH NO JOINT    none, to the Contract         continue the Contract
OWNER)                       Owner's estate.               rather than receive a lump
                                                           sum distribution.
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NON-SPOUSAL JOINT OWNER      The surviving joint owner.                                  Yes
(WHO IS NOT THE ANNUITANT)
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NON-SPOUSAL JOINT OWNER      The beneficiary(ies), or if   The beneficiary elects to     Yes
(WHO IS THE ANNUITANT)       none, to the surviving        continue the Contract
                             joint owner.                  rather than receive a lump
                                                           sum distribution.
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SPOUSAL JOINT OWNER (WHO IS  The surviving joint owner.    The spouse elects to          Yes
NOT THE ANNUITANT)                                         continue the Contract.
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SPOUSAL JOINT OWNER (WHO IS  The beneficiary(ies), or if   The spouse elects to          Yes
THE ANNUITANT)               none, to the surviving        continue the Contract
                             joint owner.
                                                           A spouse who is not the
                                                           beneficiary may decline to
                                                           receive the proceeds or to
                                                           continue the Contract and
                                                           instruct the Company to pay
                                                           the beneficiary.
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         BEFORE THE                THE COMPANY WILL                                        MANDATORY
    MATURITY DATE, UPON            PAY THE PROCEEDS                                          PAYOUT
      THE DEATH OF THE                   TO:                       UNLESS. . .            RULES APPLY*
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ANNUITANT (WHO IS NOT THE    The beneficiary(ies), or if   The beneficiary elects to     Yes
CONTRACT OWNER)              none, to the Contract         continue the Contract
                             Owner.                        rather than receive a lump
                                                           sum distribution.
                                                           But, if there is a
                                                           Contingent Annuitant, then
                                                           the Contingent Annuitant
                                                           becomes the Annuitant and
                                                           the Contract continues in
                                                           effect (generally using the
                                                           original Maturity Date).
                                                           The proceeds will then be
                                                           paid upon the death of the
                                                           Contingent Annuitant or
                                                           owner.
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ANNUITANT (WHO IS THE        See death of "owner who is                                  Yes
CONTRACT OWNER)              the Annuitant" above.
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ANNUITANT (WHERE OWNER IS    The beneficiary(ies), or if                                 Yes (Death of
NON-NATURAL ENTITY/TRUST)    none, to the Contract                                       Annuitant is
                             Owner.                                                      treated as
                                                                                         death of the
                                                                                         owner in
                                                                                         these
                                                                                         circum-
                                                                                         stances.)
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CONTINGENT ANNUITANT         No death proceeds are                                       N/A
(ASSUMING ANNUITANT IS       payable; Contract
STILL ALIVE)                 continues.
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BENEFICIARY                  No death proceeds are                                       N/A
                             payable; Contract
                             continues.
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CONTINGENT BENEFICIARY       No death proceeds are                                       N/A
                             payable; Contract
                             continues.
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                               QUALIFIED CONTRACTS

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         BEFORE THE                THE COMPANY WILL                                        MANDATORY
    MATURITY DATE, UPON            PAY THE PROCEEDS                                          PAYOUT
      THE DEATH OF THE                   TO:                       UNLESS. . .            RULES APPLY*
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OWNER/ANNUITANT              The beneficiary(ies), or if   The beneficiary elects to     Yes
                             none, to the Contract         continue the Contract
                             Owner's estate.               rather than receive a lump
                                                           sum distribution.
------------------------------------------------------------------------------------------------------

BENEFICIARY                  No death proceeds are                                       N/A
                             payable; Contract
                             continues.
------------------------------------------------------------------------------------------------------


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         BEFORE THE                THE COMPANY WILL                                        MANDATORY
    MATURITY DATE, UPON            PAY THE PROCEEDS                                          PAYOUT
      THE DEATH OF THE                   TO:                       UNLESS. . .            RULES APPLY*
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SPOUSAL JOINT OWNER (WHO IS  The beneficiary(ies), or if   The spouse elects to          Yes
THE ANNUITANT)               none, to the surviving        continue the Contract.
                             joint owner.
                                                           A spouse who is not the
                                                           beneficiary may decline to
                                                           receive the proceeds or to
                                                           continue the Contract and
                                                           instruct the Company to pay
                                                           the beneficiary.
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* Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5-year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

The terms and conditions that applied to the original Contract (including Contract fees and charges) will also apply to the continued Contract, with certain exceptions described in the Contract. Any Purchase Payment made before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract. For purposes of the death benefit on the continued Contract, the death benefit will be calculated the same as prior to continuance except all values used to calculate the death benefit, which may include a Step-Up Value or Roll-Up Death Benefit Value (depending on the optional benefit), are reset on the date the spouse continues the contract.

Spousal continuation will not satisfy required minimum distribution rules for Qualified Contracts other than IRAs. In addition, because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law.


Under the Internal Revenue Code ("Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    take a loan

     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

DEATH PROCEEDS UNDER 403(B) CONTRACTS

If your Contract was issued in connection with a 403(b) plan, your beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

                                 LIVING BENEFITS

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GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.

AVAILABILITY AND ELIGIBILITY We offer several different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. Additionally, each GMWB rider may offer different features depending upon the rider's issue date and state availability. Please check with your registered representative regarding which features are available in your state.


The GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III"; we may refer to any one of these as GMWB. The availability of each rider is shown below.


CURRENTLY, YOU MAY ELECT A GMWB RIDER ONLY AT THE TIME OF YOUR INITIAL PURCHASE OF THE CONTRACT.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment. If you added the GMWB after the initial purchase of the Contract, the Initial RBB is the Contract Value on the date the GMWB was added. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

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                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
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If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal on or after the 3(rd)
anniversary after you purchase
GMWB:
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ADDITIONAL PREMIUM. Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS. When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties.

Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

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                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
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PARTIAL
WITHDRAWAL        N/A         (100,000 x           [5,000 x (1-         N/A         (100,000 x           [5,000 x (1-
REDUCTION                  10,000/110,000) =    90,000/100,000)] =               10,000/90,000) =     88,889/100,000)] =
(PWR)                            9,091                  500                           $11,111                $556
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $10,000                                               $11,111
OF THE
WITHDRAWAL                  (10,000>9,091)                                        (11,111>10,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,000               $4,500          $80,000         $88,889               $4,444
-------------------------------------------------------------------------------------------------------------------------


                          WITHDRAWAL EXAMPLE FOR GMWB I

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                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY                     $90,909               $4,545                          $88,889               $4,444
AFTER
WITHDRAWAL               [100,000 -- (100,000         [(5,000                  [100,000 -- (100,000        [5,000 x
               $100,000    x10,000/110,000)]     x90,909/100,000)]    $80,000    x10,000/90,000)]      (88,889/100,000)]
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $9,091                 $455           $10,000         $11,111                $556
-------------------------------------------------------------------------------------------------------------------------


TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          -    a qualified retirement plan (Code Section 401),

          -    a tax-sheltered annuity (Code Section 403(b)),

          -    an individual retirement account (Code Sections 408(a)),

          -    an individual retirement annuity (Code Section 408(b)), or

          -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB starting with the 5th year anniversary date of your GMWB purchase. In accordance with the terms of the rider we have established the following procedures for resets. If you elect to reset within 30 days prior to the end of the 5th contract year, your new RBB will be reset to equal your current Contract Value. If you do not reset on the 5th year anniversary, you will have the opportunity to elect to reset during the 30-day period prior to each anniversary following the date of your 5th year anniversary of your GMWB purchase. In the event that you elect a reset you will be eligible to reset your RBB again provided that 5 contract years have elapsed since the most recent reset, so long as your election is made during the 30-day period prior to the anniversary date of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB. (In such cases, the charge will never exceed the guaranteed maximum charge.) Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)


We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. These investment restrictions are intended to reduce the risk of investment losses which could require the Company to use the assets from its general account to pay amounts due under the benefit. If we do restrict allocations, we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.


If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

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                                           GMWB I                    GMWB II                  GMWB III
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Current Annual Charge                       0.40%                     0.50%                     0.25%
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Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
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MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.


We will waive the termination of the rider if you assign the Contract in order to comply with the nontaxable exchange requirements of Section 1035 of the Code under the following limited circumstances: If the Section 1035 exchange is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable surrender charges.


OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

COMPARISON OF IMPORTANT DIFFERENCES AMONG THE GMWB RIDERS

The following chart may help you decide which version of GMWB is best for you.

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                                           GMWB I                    GMWB II                  GMWB III
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AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                   if first withdrawal on    if first withdrawal on
                                       or after 3(rd)            or after 3(rd)
                                         anniversary               anniversary
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ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
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RESET                                        Yes                       Yes                       No
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CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
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WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
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                               THE ANNUITY PERIOD

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MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected and any living benefit rider is terminated.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 95(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 95th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates (if applicable in your state), the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity

Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

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ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.") Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to a survivor under Options 3, 4 and 6 and/or the duration of the guarantee period under Options 2, 5 and 6.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. This option may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

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RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to terminate your traditional IRA, Roth IRA or other Qualified Contract.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNT

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The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine") and MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). On December 8, 2008, Separate Account Nine and Separate Account Ten along with certain other separate accounts (collectively, the "Former Separate Accounts") were combined with and into Separate Account Eleven (the "Combination").




We hold the assets of the Separate Account for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company, and the Company is obligated to pay them even if that amount exceeds the assets in the Separate Account. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company and our long-term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. The Company is regulated as an insurance company under state law, which includes generally limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.



Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after

October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2010, and it may be indexed for inflation in years after 2010. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $49,000 or 100% of pay for each participant in 2010.


ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)


GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).


Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.


If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.


Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.


The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan

(e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.


LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.


The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.


Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS




The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.




NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

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THE INSURANCE COMPANY

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

Before December 7, 2007, certain of the Contracts were issued by MetLife Life and Annuity Company of Connecticut, a stock life insurance company chartered in 1973 in Connecticut. These Contracts were funded through Separate Account Ten, a separate account registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. On December 7, 2007, MLACC, a wholly-owned subsidiary of the Company and an indirect, wholly-owned subsidiary of MetLife, Inc., merged with and into the Company. Upon consummation of the merger, MLACC's corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLACC, including Separate Account Ten and its assets. Pursuant to the merger, therefore, Separate Account Ten became a separate account of the Company. As a result of the merger, the Company also has become responsible for all of MLACC's liabilities and obligations, including those created under the Contract as initially issued by MLACC (formerly known as The Travelers Life and Annuity Company) and outstanding on the date of the merger. The Contract has thereby become a variable contract funded by a separate account of the Company, and each owner thereof has become a Contract Owner of the Company.

FINANCIAL STATEMENTS

The financial statements of the Company and each of the Sub-Accounts of the Separate Account are located in the Statement of Additional Information. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.


MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.



MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products.


COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Funds' shares in connection with the Contract.

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products.


The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., and MetLife Advisers, LLC. MetLife Advisers, LLC is an affiliate of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES AND
           METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 1.85%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.153                 --
                                                       2006      1.000          1.078            218,759

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.034          1.085                 --
                                                       2005      0.997          1.034            384,723
                                                       2004      0.960          0.997            564,277
                                                       2003      0.782          0.960            580,634
                                                       2002      1.142          0.782            338,997
                                                       2001      1.000          1.142             72,644

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.166          1.138                 --
                                                       2005      1.034          1.166            340,220
                                                       2004      0.973          1.034            534,327
                                                       2003      0.803          0.973            523,556
                                                       2002      1.183          0.803            444,753
                                                       2001      1.000          1.183             25,673

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.329          1.857          1,654,944
                                                       2008      2.198          1.329          2,379,174
                                                       2007      1.950          2.198          3,019,485
                                                       2006      1.649          1.950          3,272,923
                                                       2005      1.473          1.649          3,306,916
                                                       2004      1.322          1.473          2,655,233
                                                       2003      0.995          1.322          1,916,041
                                                       2002      1.188          0.995            687,483
                                                       2001      1.000          1.188             53,009

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.019          1.395          6,568,679
                                                       2008      1.854          1.019          7,523,472
                                                       2007      1.681          1.854          9,443,710
                                                       2006      1.553          1.681         11,381,502
                                                       2005      1.362          1.553         12,017,148
                                                       2004      1.233          1.362         10,520,778
                                                       2003      0.918          1.233          8,199,450
                                                       2002      1.238          0.918          3,191,614
                                                       2001      1.000          1.238            334,212

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.954          1.229          6,416,233
                                                       2008      1.564          0.954          7,779,967
                                                       2007      1.517          1.564          9,042,382
                                                       2006      1.341          1.517         11,151,752
                                                       2005      1.291          1.341         12,001,784
                                                       2004      1.191          1.291         11,617,894
                                                       2003      0.916          1.191          9,428,215
                                                       2002      1.143          0.916          4,343,254
                                                       2001      1.000          1.143            489,151

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.297          1.282                 --
                                                       2005      1.117          1.297            270,405
                                                       2004      0.952          1.117            284,837
                                                       2003      0.777          0.952            281,928
                                                       2002      1.000          0.777            229,435

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (3/02).............................................  2007      2.251          2.356                 --
                                                       2006      1.730          2.251             47,667
                                                       2005      1.377          1.730             59,209
                                                       2004      1.123          1.377            113,351
                                                       2003      0.801          1.123            117,060
                                                       2002      1.000          0.801             51,280

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.703          2.217                 --
                                                       2005      1.618          1.703            843,861
                                                       2004      1.255          1.618            816,644
                                                       2003      0.953          1.255            682,096
                                                       2002      1.000          0.953            279,702

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.208          1.155                 --
                                                       2007      1.149          1.208            161,972
                                                       2006      1.005          1.149            183,032
                                                       2005      0.981          1.005            249,538
                                                       2004      0.951          0.981            270,405
                                                       2003      0.799          0.951            376,973
                                                       2002      1.000          0.799            163,994

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      0.982          0.926                 --
                                                       2007      1.124          0.982            453,336
                                                       2006      1.104          1.124            539,602
                                                       2005      1.063          1.104            683,335
                                                       2004      0.972          1.063            879,917
                                                       2003      0.752          0.972            842,382
                                                       2002      1.000          0.752            443,238

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.302          1.415                 --
                                                       2005      1.204          1.302            290,919
                                                       2004      1.074          1.204             79,948
                                                       2003      1.000          1.074              5,122

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.299          1.447                 --
                                                       2005      1.202          1.299            490,676
                                                       2004      1.067          1.202             99,662
                                                       2003      1.000          1.067                 --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2009      1.001          1.331            455,233
                                                       2008      1.779          1.001            522,821
                                                       2007      1.545          1.779            725,933
                                                       2006      1.412          1.545            813,613
                                                       2005      1.233          1.412          1,044,869
                                                       2004      1.091          1.233          1,209,098
                                                       2003      0.867          1.091            858,644
                                                       2002      1.000          0.867            392,286

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2009      0.840          1.120            166,988
                                                       2008      1.460          0.840            172,383
                                                       2007      1.393          1.460            188,195
                                                       2006      1.247          1.393            190,901
                                                       2005      1.053          1.247            199,781
                                                       2004      1.059          1.053            220,343
                                                       2003      0.863          1.059            203,174
                                                       2002      1.000          0.863            164,295

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.217          1.670          1,681,269
                                                       2008      2.053          1.217          2,066,887
                                                       2007      1.813          2.053          2,716,635
                                                       2006      1.643          1.813          3,237,766
                                                       2005      1.418          1.643          3,764,767
                                                       2004      1.159          1.418          3,531,167
                                                       2003      0.854          1.159          2,724,412
                                                       2002      1.000          0.854            848,122

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.242          1.443                 --
                                                       2005      1.144          1.242          3,654,757
                                                       2004      1.035          1.144          2,910,893
                                                       2003      0.842          1.035          2,090,772
                                                       2002      1.000          0.842            832,357

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.515          3.195                 --
                                                       2007      2.780          3.515          1,157,087
                                                       2006      2.211          2.780          1,274,566
                                                       2005      1.767          2.211          1,292,213
                                                       2004      1.444          1.767            612,528
                                                       2003      1.000          1.444             79,468

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.171          1.576          2,113,721
                                                       2008      2.001          1.171          2,480,408
                                                       2007      1.766          2.001          3,105,587
                                                       2006      1.481          1.766          3,387,056
                                                       2005      1.369          1.481          3,582,390
                                                       2004      1.177          1.369          2,636,109
                                                       2003      0.907          1.177          1,547,572
                                                       2002      1.134          0.907            725,922
                                                       2001      1.000          1.134             29,133

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.246          1.490                 --
                                                       2005      1.166          1.246          1,139,324
                                                       2004      1.024          1.166            867,313
                                                       2003      0.789          1.024            411,565
                                                       2002      1.000          0.789            189,113

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.061          1.084                 --
                                                       2005      1.067          1.061             55,885
                                                       2004      1.000          1.067             37,259

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.144          1.181                 --
                                                       2005      1.082          1.144          1,010,201
                                                       2004      1.018          1.082          1,275,401
                                                       2003      0.912          1.018          1,163,663
                                                       2002      1.000          0.912            268,558

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2009      0.978          1.206             20,421
                                                       2008      1.403          0.978             21,460
                                                       2007      1.174          1.403             19,937
                                                       2006      1.125          1.174             19,742
                                                       2005      1.020          1.125             25,381
                                                       2004      0.910          1.020             25,882
                                                       2003      0.734          0.910             23,785
                                                       2002      1.000          0.734              4,308

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2009      0.674          1.039             26,085
                                                       2008      1.226          0.674             50,844
                                                       2007      1.026          1.226             47,513
                                                       2006      0.970          1.026             53,457
                                                       2005      0.885          0.970             52,265
                                                       2004      0.897          0.885            134,295
                                                       2003      0.624          0.897            185,307
                                                       2002      1.000          0.624             83,475

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.186          1.117                 --
                                                       2007      1.105          1.186             17,001
                                                       2006      0.955          1.105             45,973
                                                       2005      0.921          0.955             68,205
                                                       2004      0.898          0.921            103,757
                                                       2003      0.739          0.898             83,879
                                                       2002      1.000          0.739            105,057

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.534          1.717                 --
                                                       2005      1.502          1.534            624,032
                                                       2004      1.332          1.502            359,563
                                                       2003      1.000          1.332            181,680

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.780          1.030          4,137,806
                                                       2008      1.333          0.780          5,049,565
                                                       2007      1.385          1.333          6,557,656

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      1.024          1.228          2,783,815
                                                       2008      1.476          1.024          2,662,566
                                                       2007      1.428          1.476          3,337,982

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.956          1.214          3,421,700
                                                       2008      1.536          0.956          4,209,432
                                                       2007      1.606          1.536          6,335,447

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (10/01)..................................  2009      0.943          1.153          1,306,183
                                                       2008      1.493          0.943          1,488,498
                                                       2007      1.463          1.493          1,963,508
                                                       2006      1.261          1.463          1,457,483
                                                       2005      1.205          1.261          2,187,413
                                                       2004      1.112          1.205          2,449,937
                                                       2003      0.856          1.112          1,736,582
                                                       2002      1.134          0.856          1,123,187
                                                       2001      1.000          1.134             76,156

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.840          1.175          1,237,382
                                                       2008      1.365          0.840          1,608,272
                                                       2007      1.366          1.365          1,984,106

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2009      0.952          1.335            610,895
                                                       2008      1.636          0.952            751,633
                                                       2007      1.515          1.636          1,112,460
                                                       2006      1.369          1.515            874,133
                                                       2005      1.329          1.369          1,450,361
                                                       2004      1.176          1.329          1,512,977
                                                       2003      0.805          1.176          1,362,566
                                                       2002      1.255          0.805            374,199
                                                       2001      1.000          1.255              3,283

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.863          0.839                 --
                                                       2008      1.406          0.863          2,029,831
                                                       2007      1.365          1.406          2,219,452
                                                       2006      1.208          1.365          2,630,281
                                                       2005      1.180          1.208          3,241,340
                                                       2004      1.091          1.180          3,694,895
                                                       2003      0.870          1.091          3,104,267
                                                       2002      1.141          0.870          1,112,239
                                                       2001      1.000          1.141             46,322

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.935          1.128                 --
                                                       2008      1.274          0.935                 --
                                                       2007      1.170          1.274                 --
                                                       2006      1.107          1.170                 --
                                                       2005      1.080          1.107                 --
                                                       2004      1.000          1.080                 --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.784          0.903            299,074
                                                       2008      1.013          0.784            345,215
                                                       2007      1.018          1.013            548,010
                                                       2006      0.996          1.018            638,708
                                                       2005      0.991          0.996            790,687
                                                       2004      0.998          0.991            520,781
                                                       2003      1.000          0.998            112,210

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.426          1.494                 --
                                                       2006      1.229          1.426          3,034,285
                                                       2005      1.204          1.229          4,123,387
                                                       2004      1.132          1.204          4,776,424
                                                       2003      0.829          1.132          4,044,047
                                                       2002      1.127          0.829          2,454,452
                                                       2001      1.000          1.127            283,937

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/02).............................................  2007      1.180          1.229                 --
                                                       2006      1.154          1.180            116,227
                                                       2005      1.117          1.154            192,032
                                                       2004      1.132          1.117            332,627
                                                       2003      0.798          1.132            121,429
                                                       2002      1.000          0.798             30,008

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2007      1.309          1.354                 --
                                                       2006      1.200          1.309             67,603
                                                       2005      1.113          1.200             68,803
                                                       2004      1.039          1.113             77,808
                                                       2003      0.755          1.039             57,784
                                                       2002      1.000          0.755              2,659

  LMPVPII Growth and Income Subaccount (Class I)
  (1/00).............................................  2007      1.218          1.271                 --
                                                       2006      1.103          1.218             42,273
                                                       2005      1.085          1.103            127,638
                                                       2004      1.019          1.085            134,914
                                                       2003      0.798          1.019            150,416
                                                       2002      1.000          0.798             16,195

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.601          1.663                 --
                                                       2006      1.391          1.601            826,360
                                                       2005      1.372          1.391            912,109
                                                       2004      1.241          1.372            814,490
                                                       2003      1.000          1.241            254,459

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.790          1.971                 --
                                                       2006      1.625          1.790          1,328,761
                                                       2005      1.529          1.625          1,853,134
                                                       2004      1.256          1.529          1,047,903
                                                       2003      1.000          1.256            487,664

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.096          1.130                 --
                                                       2005      1.075          1.096                 --
                                                       2004      1.000          1.075                 --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.419          1.367                 --
                                                       2007      1.363          1.419            261,262
                                                       2006      1.434          1.363            351,310

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      1.053          1.523            143,499
                                                       2008      1.413          1.053            158,575
                                                       2007      1.401          1.413            299,564
                                                       2006      1.331          1.401            340,237

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.412          1.480                 --
                                                       2006      1.336          1.412            432,930

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.908          1.063            185,744
                                                       2008      1.476          0.908            234,239
                                                       2007      1.467          1.476            270,281

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.584          0.775            816,265
                                                       2008      1.019          0.584            855,425
                                                       2007      1.218          1.019          1,163,744
                                                       2006      1.003          1.218          1,350,094

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.965          1.223            144,548
                                                       2008      1.315          0.965            137,581
                                                       2007      1.353          1.315            116,308
                                                       2006      1.271          1.353             63,505

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.930          1.419            802,152
                                                       2008      1.597          0.930            856,150
                                                       2007      1.641          1.597          1,056,563
                                                       2006      1.492          1.641            931,468

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      0.959          1.348            321,892
                                                       2008      1.680          0.959            251,583
                                                       2007      1.312          1.680             84,653
                                                       2006      1.282          1.312            171,370

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.670          0.900             80,073
                                                       2008      1.107          0.670             98,949
                                                       2007      1.251          1.107             11,588

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.913          0.902                 --
                                                       2008      1.244          0.913                 --
                                                       2007      1.192          1.244                 --
                                                       2006      1.130          1.192                 --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.117          1.503            249,155
                                                       2008      1.394          1.117            202,705
                                                       2007      1.329          1.394            342,408
                                                       2006      1.270          1.329            574,161

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.687          0.798            749,610
                                                       2008      1.098          0.687            786,202
                                                       2007      1.076          1.098          1,045,180
                                                       2006      1.001          1.076          1,093,247

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.635          0.789          1,704,558
                                                       2008      1.057          0.635          2,003,655
                                                       2007      1.070          1.057          2,160,726
                                                       2006      1.002          1.070             40,020

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.829          0.787                 --
                                                       2008      1.472          0.829            337,188
                                                       2007      1.340          1.472            506,785
                                                       2006      1.359          1.340            537,554

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.836          1.102             60,851
                                                       2008      1.388          0.836             59,738
                                                       2007      1.269          1.388             48,553
                                                       2006      1.281          1.269             11,402

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.290          2.142             34,742
                                                       2008      2.945          1.290             13,320
                                                       2007      2.341          2.945             34,618

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.463          2.427          1,016,774
                                                       2008      3.200          1.463          1,093,219

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.167          1.507            310,313
                                                       2008      2.062          1.167            359,515
                                                       2007      1.967          2.062            561,962

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.097          1.275          2,502,184
                                                       2008      1.197          1.097          2,786,262
                                                       2007      1.133          1.197          3,537,567

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.329          1.478          9,102,928

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.065          1.295            343,781
                                                       2008      1.615          1.065            117,736
                                                       2007      1.567          1.615            131,153
                                                       2006      1.460          1.567            145,731

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.147          1.265                 --
                                                       2006      1.092          1.147              8,773

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.064          1.390          1,208,409
                                                       2008      1.214          1.064          1,274,191
                                                       2007      1.160          1.214          1,385,294
                                                       2006      1.122          1.160          2,208,049

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.674          0.836          2,214,711
                                                       2008      0.978          0.674          2,622,643
                                                       2007      1.027          0.978          3,365,676
                                                       2006      1.003          1.027          1,958,877

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.799          0.995            418,573

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.742          1.146             30,114
                                                       2008      1.340          0.742             39,523

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.543          0.795            581,592
                                                       2008      1.019          0.543            681,325
                                                       2007      0.862          1.019            980,232
                                                       2006      0.885          0.862          1,150,626

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.139          1.224            316,965
                                                       2008      1.201          1.139            333,953
                                                       2007      1.151          1.201            522,148
                                                       2006      1.110          1.151            186,368

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.916          1.061                 --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.726          0.913          1,048,488

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.058          1.043          1,727,401
                                                       2008      1.047          1.058          1,346,251
                                                       2007      1.016          1.047            920,417
                                                       2006      0.995          1.016            814,212

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.675          0.667                 --
                                                       2008      1.150          0.675            321,611
                                                       2007      1.217          1.150            414,912

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.709          0.919            113,066
                                                       2008      1.151          0.709            136,012

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.678          0.707                 --
                                                       2008      1.252          0.678            945,305
                                                       2007      1.227          1.252          1,217,980
                                                       2006      1.212          1.227          1,534,327

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.894          1.069          1,903,920
                                                       2008      1.494          0.894          2,250,263
                                                       2007      1.462          1.494          2,732,435
                                                       2006      1.428          1.462          3,423,841

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.627          0.810          1,077,965
                                                       2008      1.073          0.627            101,904
                                                       2007      1.059          1.073             77,136
                                                       2006      1.002          1.059             82,046

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.907          1.073          1,311,540
                                                       2008      1.079          0.907          2,469,357
                                                       2007      1.041          1.079            694,072
                                                       2006      1.001          1.041            345,238

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.829          1.007            682,868
                                                       2008      1.078          0.829            461,557
                                                       2007      1.047          1.078            138,575
                                                       2006      1.002          1.047             96,735

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.755          0.938            689,973
                                                       2008      1.078          0.755            355,115
                                                       2007      1.053          1.078            365,282
                                                       2006      1.002          1.053            138,612

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.687          0.870            319,169
                                                       2008      1.078          0.687            354,568
                                                       2007      1.058          1.078          3,790,478
                                                       2006      1.002          1.058          3,867,318

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.868          1.066          1,906,871

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.091          1.268          5,570,751
                                                       2008      1.431          1.091          6,623,364
                                                       2007      1.399          1.431          8,475,997
                                                       2006      1.311          1.399         10,776,451

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.975          1.156            579,426
                                                       2008      1.472          0.975            741,138
                                                       2007      1.393          1.472            811,778
                                                       2006      1.262          1.393            724,652

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.639          0.877          1,666,362
                                                       2008      1.095          0.639          1,838,210
                                                       2007      1.049          1.095          2,240,779
                                                       2006      0.996          1.049          2,055,848

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.651          0.914            166,401
                                                       2008      1.143          0.651            192,308
                                                       2007      1.067          1.143            294,582
                                                       2006      0.998          1.067            375,374

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2009      0.609          0.829            310,798
                                                       2008      0.928          0.609            349,280

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.150          1.192                 --
                                                       2006      1.084          1.150             55,924

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.075          1.102              4,767
                                                       2008      1.097          1.075              3,806
                                                       2007      1.069          1.097              5,256
                                                       2006      1.035          1.069              5,154

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.987          0.995                 --
                                                       2005      0.977          0.987            848,137
                                                       2004      0.986          0.977          1,483,340
                                                       2003      0.996          0.986          1,002,392
                                                       2002      1.000          0.996          1,305,479

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.111          1.329                 --
                                                       2005      1.071          1.111              4,459
                                                       2004      1.000          1.071              4,344

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.107          1.128                 --
                                                       2006      1.119          1.107          4,427,645
                                                       2005      1.117          1.119          4,051,146
                                                       2004      1.045          1.117          3,205,754
                                                       2003      1.000          1.045          1,272,314

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.283          1.325                 --
                                                       2008      1.248          1.283         10,331,159
                                                       2007      1.169          1.248         13,620,913
                                                       2006      1.146          1.169         17,239,178
                                                       2005      1.140          1.146         22,862,275
                                                       2004      1.107          1.140         25,251,835
                                                       2003      1.074          1.107         24,931,634
                                                       2002      1.003          1.074         12,110,005
                                                       2001      1.000          1.003            284,980

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.450          1.345                 --
                                                       2007      1.339          1.450             80,724
                                                       2006      1.228          1.339             85,573
                                                       2005      1.167          1.228            118,293
                                                       2004      1.105          1.167            276,444
                                                       2003      0.853          1.105            288,042
                                                       2002      1.233          0.853            166,521
                                                       2001      1.000          1.233             19,152

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.828          1.977                 --
                                                       2006      1.458          1.828            638,928
                                                       2005      1.323          1.458            563,447
                                                       2004      1.160          1.323            708,372
                                                       2003      0.919          1.160            789,803
                                                       2002      1.138          0.919            348,979
                                                       2001      1.000          1.138             52,475

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      2.157          2.302                 --
                                                       2006      1.874          2.157            987,227
                                                       2005      1.783          1.874          1,262,872
                                                       2004      1.439          1.783          1,531,094
                                                       2003      0.980          1.439          1,457,951
                                                       2002      1.221          0.980            894,693
                                                       2001      1.000          1.221             16,781

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.277          1.359                 --
                                                       2005      1.196          1.277            625,300
                                                       2004      1.144          1.196            971,172
                                                       2003      0.901          1.144            604,655
                                                       2002      1.206          0.901            171,916
                                                       2001      1.000          1.206              3,553

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.193          1.270                 --
                                                       2005      1.211          1.193          1,185,709
                                                       2004      1.160          1.211          4,274,583
                                                       2003      0.936          1.160          2,146,338
                                                       2002      1.000          0.936            241,752

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.314          1.434                 --
                                                       2005      1.191          1.314            402,107
                                                       2004      1.042          1.191            420,924
                                                       2003      0.793          1.042            398,425
                                                       2002      1.000          0.793             70,673

  Travelers Equity Income Subaccount (11/01).........  2006      1.360          1.428                 --
                                                       2005      1.326          1.360          4,685,823
                                                       2004      1.229          1.326          4,664,493
                                                       2003      0.955          1.229          3,466,972
                                                       2002      1.130          0.955            851,610
                                                       2001      1.000          1.130             27,813

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.300          1.331                 --
                                                       2005      1.291          1.300            889,535
                                                       2004      1.191          1.291          1,140,165
                                                       2003      0.991          1.191          1,078,686
                                                       2002      1.000          0.991            129,210

  Travelers Federated Stock Subaccount (3/02)........  2006      1.100          1.138                 --
                                                       2005      1.064          1.100            221,079
                                                       2004      0.980          1.064            266,163
                                                       2003      0.782          0.980            244,153
                                                       2002      1.000          0.782             56,793

  Travelers Large Cap Subaccount (10/01).............  2006      1.177          1.212                 --
                                                       2005      1.103          1.177          1,408,457
                                                       2004      1.055          1.103          1,502,752
                                                       2003      0.862          1.055          1,320,336
                                                       2002      1.138          0.862            297,305
                                                       2001      1.000          1.138             36,628

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.108          1.177                 --
                                                       2005      1.000          1.108              4,537

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.019          1.022                 --
                                                       2005      1.000          1.019            111,348

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.053          1.090                 --
                                                       2005      1.000          1.053            127,111

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.086          1.132                 --
                                                       2005      1.000          1.086          3,605,600

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.030          1.049                 --
                                                       2005      1.000          1.030              4,434

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.259          1.336                 --
                                                       2005      1.145          1.259            577,073
                                                       2004      1.006          1.145            802,307
                                                       2003      0.846          1.006            611,226
                                                       2002      1.151          0.846            186,632
                                                       2001      1.000          1.151                614

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      0.837          0.885                 --
                                                       2005      0.827          0.837          1,379,504
                                                       2004      0.738          0.827            965,769
                                                       2003      0.549          0.738            863,409
                                                       2002      1.000          0.549            228,485

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.271          1.311                 --
                                                       2005      1.258          1.271         14,835,633
                                                       2004      1.150          1.258         15,096,154
                                                       2003      1.005          1.150         12,779,445
                                                       2002      1.081          1.005          4,612,845
                                                       2001      1.000          1.081            348,528

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.169          1.262                 --
                                                       2005      1.119          1.169            534,003
                                                       2004      1.000          1.119             22,370

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.300          1.492                 --
                                                       2005      1.209          1.300            900,979
                                                       2004      1.064          1.209            782,542
                                                       2003      0.843          1.064            306,180
                                                       2002      1.000          0.843             43,855

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.377          1.460                 --
                                                       2005      1.324          1.377            135,007
                                                       2004      1.213          1.324             98,404
                                                       2003      1.000          1.213             37,895

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.038          1.092                 --
                                                       2005      1.000          1.038              2,873

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.112          1.122                 --
                                                       2005      1.092          1.112          2,085,055
                                                       2004      1.000          1.092            835,408

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.121          1.110                 --
                                                       2005      1.124          1.121          1,128,780
                                                       2004      1.108          1.124          1,759,387
                                                       2003      1.055          1.108          1,843,904
                                                       2002      1.000          1.055            702,120

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.056          1.101                 --
                                                       2005      1.054          1.056            968,595
                                                       2004      0.974          1.054          1,033,754
                                                       2003      0.749          0.974          1,013,488
                                                       2002      1.148          0.749            737,863
                                                       2001      1.000          1.148            122,403

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.113          1.281                 --
                                                       2005      1.000          1.113              8,406

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.109          1.271                 --
                                                       2005      1.000          1.109             15,029

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.075          1.035                 --
                                                       2005      1.049          1.075              4,894
                                                       2004      1.000          1.049                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.797          0.772                 --
                                                       2008      1.265          0.797            537,009
                                                       2007      1.319          1.265            766,683
                                                       2006      1.158          1.319            906,464
                                                       2005      1.133          1.158          1,240,004
                                                       2004      0.983          1.133          1,468,543
                                                       2003      0.766          0.983          1,566,559
                                                       2002      1.000          0.766            848,211

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.623          0.638                 --
                                                       2008      1.114          0.623             16,681
                                                       2007      1.010          1.114             53,456
                                                       2006      0.963          1.010             53,468
                                                       2005      0.909          0.963             66,019
                                                       2004      0.893          0.909             68,034
                                                       2003      0.723          0.893             73,388
                                                       2002      1.000          0.723             80,186





             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.55%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.073          1.145               --
                                                       2006      1.000          1.073               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.080          1.131               --
                                                       2005      1.049          1.080               --
                                                       2004      1.000          1.049               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.184          1.146               --
                                                       2005      1.057          1.184               --
                                                       2004      1.000          1.057               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.976          1.354           11,334
                                                       2008      1.625          0.976           14,388
                                                       2007      1.452          1.625           14,393
                                                       2006      1.237          1.452           28,294
                                                       2005      1.112          1.237           13,476
                                                       2004      1.000          1.112               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.790          1.073          455,407
                                                       2008      1.446          0.790          472,309
                                                       2007      1.320          1.446          520,965
                                                       2006      1.229          1.320          499,533
                                                       2005      1.085          1.229          411,119
                                                       2004      1.000          1.085           34,031

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.765          0.978          385,454
                                                       2008      1.262          0.765          429,948
                                                       2007      1.233          1.262          460,412
                                                       2006      1.097          1.233          431,176
                                                       2005      1.064          1.097          345,177
                                                       2004      1.000          1.064              766

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.346          1.328               --
                                                       2005      1.168          1.346               --
                                                       2004      1.000          1.168               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (3/02).............................................  2007      2.071          2.163               --
                                                       2006      1.603          2.071               --
                                                       2005      1.285          1.603               --
                                                       2004      1.000          1.285               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.344          1.738               --
                                                       2005      1.286          1.344           13,433
                                                       2004      1.000          1.286               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.232          1.176               --
                                                       2007      1.180          1.232               --
                                                       2006      1.039          1.180               --
                                                       2005      1.021          1.039               --
                                                       2004      1.000          1.021               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      0.988          0.930               --
                                                       2007      1.140          0.988           12,899
                                                       2006      1.127          1.140           10,895
                                                       2005      1.092          1.127            6,832
                                                       2004      1.000          1.092               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.198          1.299               --
                                                       2005      1.116          1.198            1,287
                                                       2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.200          1.334               --
                                                       2005      1.118          1.200           97,012
                                                       2004      1.000          1.118              740

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2009      0.873          1.152           85,744
                                                       2008      1.562          0.873           89,902
                                                       2007      1.366          1.562          133,277
                                                       2006      1.258          1.366           97,234
                                                       2005      1.106          1.258          140,081
                                                       2004      1.000          1.106               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2009      0.806          1.068               --
                                                       2008      1.411          0.806               --
                                                       2007      1.356          1.411               --
                                                       2006      1.222          1.356               --
                                                       2005      1.039          1.222               --
                                                       2004      1.000          1.039               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.023          1.393          120,817
                                                       2008      1.737          1.023          144,604
                                                       2007      1.546          1.737          136,963
                                                       2006      1.410          1.546          145,334
                                                       2005      1.226          1.410          163,704
                                                       2004      1.000          1.226           19,636

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.184          1.367               --
                                                       2005      1.099          1.184           62,704
                                                       2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.454          2.226               --
                                                       2007      1.955          2.454           20,553
                                                       2006      1.566          1.955            9,036
                                                       2005      1.260          1.566           10,108
                                                       2004      1.000          1.260           11,772

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      0.960          1.283           55,818
                                                       2008      1.653          0.960           63,067
                                                       2007      1.468          1.653           61,363
                                                       2006      1.240          1.468          141,961
                                                       2005      1.155          1.240          136,574
                                                       2004      1.000          1.155           63,377

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.187          1.409               --
                                                       2005      1.118          1.187          142,910
                                                       2004      1.000          1.118               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.061          1.082               --
                                                       2005      1.075          1.061            7,363
                                                       2004      1.000          1.075              246

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.120          1.153               --
                                                       2005      1.067          1.120               --
                                                       2004      1.000          1.067               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2009      0.967          1.184               --
                                                       2008      1.397          0.967               --
                                                       2007      1.178          1.397               --
                                                       2006      1.136          1.178               --
                                                       2005      1.038          1.136               --
                                                       2004      1.000          1.038               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2009      0.779          1.191               --
                                                       2008      1.426          0.779               --
                                                       2007      1.202          1.426               --
                                                       2006      1.143          1.202               --
                                                       2005      1.051          1.143               --
                                                       2004      1.000          1.051               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.370          1.286               --
                                                       2007      1.285          1.370               --
                                                       2006      1.117          1.285               --
                                                       2005      1.086          1.117               --
                                                       2004      1.000          1.086               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.140          1.269               --
                                                       2005      1.125          1.140           89,672
                                                       2004      1.000          1.125           64,090

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.707          0.927           40,121
                                                       2008      1.216          0.707           39,332
                                                       2007      1.269          1.216           38,527

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      0.875          1.041           25,809
                                                       2008      1.269          0.875            8,784
                                                       2007      1.234          1.269           49,687

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.750          0.946              717
                                                       2008      1.213          0.750              720
                                                       2007      1.275          1.213              723

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (10/01)..................................  2009      0.820          0.996           11,654
                                                       2008      1.308          0.820           15,002
                                                       2007      1.291          1.308           15,002
                                                       2006      1.120          1.291           15,002
                                                       2005      1.078          1.120           15,002
                                                       2004      1.000          1.078               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.649          0.901            5,454
                                                       2008      1.062          0.649           12,988
                                                       2007      1.067          1.062           12,920

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2009      0.811          1.129               --
                                                       2008      1.404          0.811            2,859
                                                       2007      1.309          1.404            2,877
                                                       2006      1.191          1.309               --
                                                       2005      1.165          1.191               --
                                                       2004      1.000          1.165               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.759          0.737               --
                                                       2008      1.247          0.759               --
                                                       2007      1.219          1.247               --
                                                       2006      1.086          1.219               --
                                                       2005      1.069          1.086               --
                                                       2004      1.000          1.069               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.905          1.083               --
                                                       2008      1.241          0.905               --
                                                       2007      1.148          1.241               --
                                                       2006      1.093          1.148               --
                                                       2005      1.074          1.093               --
                                                       2004      1.000          1.074               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.766          0.877              720
                                                       2008      0.997          0.766              723
                                                       2007      1.009          0.997              726
                                                       2006      0.995          1.009              728
                                                       2005      0.997          0.995              731
                                                       2004      1.000          0.997               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.233          1.290               --
                                                       2006      1.071          1.233               --
                                                       2005      1.056          1.071               --
                                                       2004      1.000          1.056               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/02).............................................  2007      1.031          1.071               --
                                                       2006      1.015          1.031               --
                                                       2005      0.990          1.015               --
                                                       2004      1.000          0.990               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2007      1.222          1.261               --
                                                       2006      1.128          1.222           28,805
                                                       2005      1.053          1.128           29,935
                                                       2004      1.000          1.053               --

  LMPVPII Growth and Income Subaccount (Class I)
  (1/00).............................................  2007      1.178          1.227               --
                                                       2006      1.075          1.178               --
                                                       2005      1.064          1.075               --
                                                       2004      1.000          1.064               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.264          1.310               --
                                                       2006      1.106          1.264           21,522
                                                       2005      1.098          1.106           28,907
                                                       2004      1.000          1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.338          1.470               --
                                                       2006      1.223          1.338          165,277
                                                       2005      1.159          1.223          161,706
                                                       2004      1.000          1.159           63,332

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.084          1.115               --
                                                       2005      1.070          1.084               --
                                                       2004      1.000          1.070               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.305          1.254               --
                                                       2007      1.262          1.305               --
                                                       2006      1.334          1.262               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      0.854          1.227            6,066
                                                       2008      1.155          0.854            7,463
                                                       2007      1.153          1.155            7,733
                                                       2006      1.101          1.153               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.366          1.428               --
                                                       2006      1.298          1.366           64,367

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.866          1.007           65,902
                                                       2008      1.418          0.866           67,223
                                                       2007      1.416          1.418           65,276

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.574          0.755           10,251
                                                       2008      1.007          0.574           12,570
                                                       2007      1.212          1.007           23,926
                                                       2006      1.003          1.212           15,382

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.941          1.184           11,792
                                                       2008      1.291          0.941           11,795
                                                       2007      1.337          1.291           11,798
                                                       2006      1.263          1.337              725

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.855          1.296               --
                                                       2008      1.480          0.855               --
                                                       2007      1.531          1.480           31,902
                                                       2006      1.398          1.531               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      0.975          1.361           17,970
                                                       2008      1.720          0.975           17,970
                                                       2007      1.353          1.720           17,970
                                                       2006      1.328          1.353               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.654          0.871           12,212
                                                       2008      1.087          0.654           11,114
                                                       2007      1.234          1.087               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.884          0.872               --
                                                       2008      1.213          0.884               --
                                                       2007      1.171          1.213               --
                                                       2006      1.115          1.171               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      0.934          1.248               --
                                                       2008      1.174          0.934               --
                                                       2007      1.127          1.174               --
                                                       2006      1.082          1.127               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.674          0.778           62,264
                                                       2008      1.085          0.674           64,252
                                                       2007      1.071          1.085           69,200
                                                       2006      1.001          1.071           44,716

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.623          0.769          127,539
                                                       2008      1.044          0.623          128,510
                                                       2007      1.065          1.044          146,333
                                                       2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.710          0.672               --
                                                       2008      1.269          0.710               --
                                                       2007      1.164          1.269               --
                                                       2006      1.185          1.164               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.815          1.067               --
                                                       2008      1.363          0.815               --
                                                       2007      1.255          1.363               --
                                                       2006      1.272          1.255               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.170          1.930               --
                                                       2008      2.691          1.170               --
                                                       2007      2.149          2.691               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.014          1.671           20,553
                                                       2008      2.229          1.014           20,553

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      0.992          1.273           39,314
                                                       2008      1.766          0.992           39,314
                                                       2007      1.693          1.766           39,769

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.019          1.175          257,201
                                                       2008      1.119          1.019          257,385
                                                       2007      1.064          1.119          288,401

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.179          1.306          333,892

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.854          1.032           23,018
                                                       2008      1.305          0.854           23,018
                                                       2007      1.275          1.305           23,018
                                                       2006      1.193          1.275               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.134          1.248               --
                                                       2006      1.085          1.134               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.044          1.355          237,652
                                                       2008      1.200          1.044          259,366
                                                       2007      1.155          1.200          276,798
                                                       2006      1.122          1.155          255,887

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.661          0.815          306,398
                                                       2008      0.966          0.661          317,703
                                                       2007      1.022          0.966          322,152
                                                       2006      1.003          1.022          355,273

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.772          0.958           84,561

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.659          1.011               --
                                                       2008      1.196          0.659               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.684          0.995               --
                                                       2008      1.294          0.684               --
                                                       2007      1.102          1.294               --
                                                       2006      1.136          1.102               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.015          1.084               --
                                                       2008      1.079          1.015               --
                                                       2007      1.041          1.079               --
                                                       2006      1.009          1.041               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.885          1.021               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.669          0.837               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.045          1.023          313,968
                                                       2008      1.042          1.045          275,101
                                                       2007      1.018          1.042          142,532
                                                       2006      1.002          1.018          251,652

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.653          0.643               --
                                                       2008      1.120          0.653               --
                                                       2007      1.191          1.120               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.718          0.924               --
                                                       2008      1.171          0.718               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.626          0.651               --
                                                       2008      1.163          0.626            3,340
                                                       2007      1.148          1.163            3,342
                                                       2006      1.140          1.148            3,342

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.722          0.857               (0)
                                                       2008      1.215          0.722            5,620
                                                       2007      1.197          1.215            5,624
                                                       2006      1.174          1.197            5,624

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.616          0.789           32,271
                                                       2008      1.060          0.616           30,912
                                                       2007      1.054          1.060           29,813
                                                       2006      1.002          1.054           30,598

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.890          1.045               --
                                                       2008      1.066          0.890               --
                                                       2007      1.036          1.066               --
                                                       2006      1.001          1.036               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.814          0.981               --
                                                       2008      1.065          0.814               --
                                                       2007      1.043          1.065               --
                                                       2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.741          0.914               --
                                                       2008      1.066          0.741               --
                                                       2007      1.048          1.066               --
                                                       2006      1.002          1.048          286,616

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.674          0.848          222,677
                                                       2008      1.065          0.674          224,467
                                                       2007      1.053          1.065          225,359
                                                       2006      1.002          1.053          224,275

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.762          0.932               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      0.923          1.065          199,998
                                                       2008      1.219          0.923          205,532
                                                       2007      1.201          1.219          247,851
                                                       2006      1.131          1.201          243,154

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.953          1.122          108,178
                                                       2008      1.449          0.953          116,387
                                                       2007      1.381          1.449          115,891
                                                       2006      1.258          1.381           77,332

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.627          0.854          169,272
                                                       2008      1.082          0.627          171,373
                                                       2007      1.044          1.082          180,313
                                                       2006      0.996          1.044          152,363

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.639          0.891               --
                                                       2008      1.130          0.639               --
                                                       2007      1.062          1.130               --
                                                       2006      0.998          1.062               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2009      0.609          0.822           12,570
                                                       2008      0.932          0.609           13,323

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.142          1.182               --
                                                       2006      1.082          1.142            8,023

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.067          1.087              245
                                                       2008      1.097          1.067              198
                                                       2007      1.077          1.097              304
                                                       2006      1.047          1.077              282

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.996          1.002               --
                                                       2005      0.993          0.996           39,858
                                                       2004      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.094          1.302               --
                                                       2005      1.062          1.094               --
                                                       2004      1.000          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.042          1.059               --
                                                       2006      1.061          1.042          354,078
                                                       2005      1.066          1.061          298,845
                                                       2004      1.000          1.066           60,172

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.142          1.176               --
                                                       2008      1.118          1.142          338,553
                                                       2007      1.055          1.118          384,569
                                                       2006      1.042          1.055          374,764
                                                       2005      1.043          1.042          357,897
                                                       2004      1.000          1.043           56,932

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.297          1.200               --
                                                       2007      1.206          1.297               --
                                                       2006      1.114          1.206               --
                                                       2005      1.066          1.114               --
                                                       2004      1.000          1.066               --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.577          1.702               --
                                                       2006      1.266          1.577               --
                                                       2005      1.158          1.266               --
                                                       2004      1.000          1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      1.422          1.514               --
                                                       2006      1.243          1.422           15,345
                                                       2005      1.192          1.243           19,791
                                                       2004      1.000          1.192               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.117          1.185               --
                                                       2005      1.053          1.117               --
                                                       2004      1.000          1.053               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.019          1.082               --
                                                       2005      1.041          1.019               --
                                                       2004      1.000          1.041               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.225          1.334               --
                                                       2005      1.118          1.225               --
                                                       2004      1.000          1.118               --

  Travelers Equity Income Subaccount (11/01).........  2006      1.121          1.174               --
                                                       2005      1.101          1.121           18,454
                                                       2004      1.000          1.101               --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.077          1.101               --
                                                       2005      1.077          1.077               --
                                                       2004      1.000          1.077               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.107          1.143               --
                                                       2005      1.078          1.107               --
                                                       2004      1.000          1.078               --

  Travelers Large Cap Subaccount (10/01).............  2006      1.110          1.140               --
                                                       2005      1.047          1.110               --
                                                       2004      1.000          1.047               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.103          1.169               --
                                                       2005      1.000          1.103           26,398

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.015               --
                                                       2005      1.000          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.083               --
                                                       2005      1.000          1.049               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.081          1.124               --
                                                       2005      1.000          1.081          456,630

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.026          1.043               --
                                                       2005      1.000          1.026               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.227          1.298               --
                                                       2005      1.123          1.227           79,209
                                                       2004      1.000          1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.077          1.136               --
                                                       2005      1.072          1.077               --
                                                       2004      1.000          1.072               --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.099          1.131               --
                                                       2005      1.095          1.099          268,929
                                                       2004      1.000          1.095              983

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.168          1.258               --
                                                       2005      1.125          1.168           27,601
                                                       2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.221          1.398               --
                                                       2005      1.144          1.221               --
                                                       2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.128          1.193               --
                                                       2005      1.092          1.128               --
                                                       2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.085               --
                                                       2005      1.000          1.034               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.114          1.122               --
                                                       2005      1.103          1.114          159,981
                                                       2004      1.000          1.103               --

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.021          1.009               --
                                                       2005      1.031          1.021               --
                                                       2004      1.000          1.031               --

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.091          1.135               --
                                                       2005      1.097          1.091            2,635
                                                       2004      1.000          1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.272               --
                                                       2005      1.000          1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.263               --
                                                       2005      1.000          1.104              728

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.090          1.047               --
                                                       2005      1.071          1.090              252
                                                       2004      1.000          1.071              242

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.773          0.747               --
                                                       2008      1.235          0.773           84,250
                                                       2007      1.297          1.235           84,309
                                                       2006      1.147          1.297           83,915
                                                       2005      1.130          1.147           80,902
                                                       2004      1.000          1.130               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.690          0.705               --
                                                       2008      1.244          0.690               --
                                                       2007      1.135          1.244               --
                                                       2006      1.090          1.135               --
                                                       2005      1.036          1.090               --
                                                       2004      1.000          1.036               --





---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2009.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2009 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund- merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust- merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust- merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio- merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.


Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio -- Class B was exchanged for Met Investors Series Trust- MFS(R) Emerging Markets Equity Portfolio -- Class A and is no longer available as a funding option.



Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

                                   APPENDIX B

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES





         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST      LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Partners Variable Adjustable        Legg Mason Western Asset Variable
     Rate Income Portfolio                          Adjustable Rate Income Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Aggressive        Legg Mason ClearBridge Variable Aggressive
     Growth Portfolio                               Growth Portfolio
  Legg Mason Partners Variable Appreciation      Legg Mason ClearBridge Variable
     Portfolio                                      Appreciation Portfolio
  Legg Mason Partners Variable Fundamental       Legg Mason ClearBridge Variable
     Value Portfolio                                Fundamental All Cap Value Portfolio
  Legg Mason Partners Variable Investors         Legg Mason ClearBridge Variable Large Cap
     Portfolio                                      Value Portfolio
  Legg Mason Partners Variable Large Cap         Legg Mason ClearBridge Variable Large Cap
     Growth Portfolio                               Growth Portfolio
  Legg Mason Partners Variable Small Cap         Legg Mason ClearBridge Variable Small Cap
     Growth Portfolio                               Growth Portfolio
  Legg Mason Partners Variable Social            Legg Mason Investment Counsel Variable
     Awareness Portfolio                            Social Awareness Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Van Kampen Mid Cap Growth Portfolio            Morgan Stanley Mid Cap Growth Portfolio
  Met/AIM Small Cap Growth Portfolio             Invesco Small Cap Growth Portfolio





UNDERLYING FUND LIQUIDATION




            FORMER UNDERLYING FUND
---------------------------------------------
GLOBAL LIFE SCIENCES PORTFOLIO
  Janus Aspen Series

                       THIS PAGE INTENTIONALLY LEFT BLANK.

APPENDIX C

--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

APPENDIX D

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Condensed Financial Information

          Financial Statements


A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated May 1, 2010 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.


Name: -------------------------------------------------


Address:  ---------------------------------------------

               PORTFOLIO ARCHITECT L VARIABLE ANNUITY PROSPECTUS:

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES


                                   MAY 1, 2010


This prospectus describes PORTFOLIO ARCHITECT L VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Lord Abbett Bond Debenture
  American Funds Global Growth Fund                   Portfolio -- Class A
  American Funds Growth Fund                       Lord Abbett Growth and Income
  American Funds Growth-Income Fund                   Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE                     Lord Abbett Mid Cap Value
  PRODUCTS -- SERVICE CLASS 2                         Portfolio -- Class B
  Contrafund(R) Portfolio                          MFS(R) Emerging Markets Equity
  Mid Cap Portfolio                                   Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     PIMCO Inflation Protected Bond
  TRUST -- CLASS 2                                    Portfolio -- Class A
  Templeton Foreign Securities Fund                PIMCO Total Return Portfolio -- Class B
JANUS ASPEN SERIES -- SERVICE SHARES               Pioneer Fund Portfolio -- Class A
  Global Technology Portfolio                      Pioneer Strategic Income Portfolio -- Class
LEGG MASON PARTNERS VARIABLE EQUITY TRUST             A
  Legg Mason ClearBridge Variable Aggressive       Third Avenue Small Cap Value
     Growth Portfolio -- Class I                      Portfolio -- Class B
  Legg Mason ClearBridge Variable                  Van Kampen Comstock Portfolio -- Class B
     Appreciation Portfolio -- Class I           METROPOLITAN SERIES FUND, INC.
  Legg Mason ClearBridge Variable Fundamental      BlackRock Aggressive Growth
     All Cap                                          Portfolio -- Class D
  Value Portfolio -- Class I                       BlackRock Bond Income Portfolio -- Class A
  Legg Mason ClearBridge Variable Large Cap        BlackRock Diversified Portfolio -- Class A
     Growth Portfolio -- Class I                   BlackRock Legacy Large Cap Growth
  Legg Mason ClearBridge Variable Large Cap           Portfolio -- Class A
     Value Portfolio -- Class I                    BlackRock Money Market Portfolio -- Class A
  Legg Mason ClearBridge Variable Small Cap        Davis Venture Value Portfolio -- Class A
     Growth Portfolio -- Class I                   FI Value Leaders Portfolio -- Class D
  Legg Mason Investment Counsel Variable           MetLife Aggressive Allocation
     Social                                           Portfolio -- Class B
  Awareness Portfolio                              MetLife Conservative Allocation
LEGG MASON PARTNERS VARIABLE INCOME TRUST             Portfolio -- Class B
  Legg Mason Western Asset Variable                MetLife Conservative to Moderate Allocation
     Adjustable Rate                                  Portfolio -- Class B
  Income Portfolio                                 MetLife Moderate Allocation
MET INVESTORS SERIES TRUST                            Portfolio -- Class B
  BlackRock High Yield Portfolio -- Class A        MetLife Moderate to Aggressive Allocation
  BlackRock Large Cap Core Portfolio -- Class         Portfolio -- Class B
     E                                             MetLife Stock Index Portfolio -- Class B
  Clarion Global Real Estate                       MFS(R) Total Return Portfolio -- Class F
     Portfolio -- Class A                          MFS(R) Value Portfolio -- Class A
  Dreman Small Cap Value Portfolio -- Class A      Oppenheimer Global Equity
  Harris Oakmark International                        Portfolio -- Class B
     Portfolio -- Class A                          T. Rowe Price Small Cap Growth
  Invesco Small Cap Growth Portfolio -- Class         Portfolio -- Class B
     A                                             Western Asset Management U.S. Government
  Janus Forty Portfolio -- Class A                    Portfolio -- Class A
  Lazard Mid Cap Portfolio -- Class B



Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.

THE CONTRACT IS NO LONGER OFFERED TO NEW PURCHASERS.


This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2010. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----
GLOSSARY................................................................     3
SUMMARY.................................................................     5
FEE TABLE...............................................................     9
THE ANNUITY CONTRACT....................................................    14
Contract Owner Inquiries................................................    15
Purchase Payments.......................................................    15
Accumulation Units......................................................    16
The Variable Funding Options............................................    16
FIXED ACCOUNT...........................................................    22
CHARGES AND DEDUCTIONS..................................................    22
General.................................................................    22
Withdrawal Charge.......................................................    23
Free Withdrawal Allowance...............................................    23
Transfer Charge.........................................................    24
Administrative Charges..................................................    24
Mortality and Expense Risk Charge.......................................    24
Variable Liquidity Benefit Charge.......................................    24
Enhanced Stepped-Up Provision Charge....................................    25
Guaranteed Minimum Withdrawal Benefit Charge............................    25
Guaranteed Minimum Accumulation Benefit Charge..........................    25
Variable Funding Option Expenses........................................    25
Premium Tax.............................................................    25
Changes in Taxes Based upon Premium or Value............................    25
TRANSFERS...............................................................    25
Market Timing/Excessive Trading.........................................    26
Dollar Cost Averaging...................................................    27
ACCESS TO YOUR MONEY....................................................    28
Systematic Withdrawals..................................................    29
OWNERSHIP PROVISIONS....................................................    29
Types of Ownership......................................................    29
Contract Owner..........................................................    29
Beneficiary.............................................................    30
Annuitant...............................................................    30
DEATH BENEFIT...........................................................    30
Death Proceeds before the Maturity Date.................................    30
Enhanced Stepped-Up Provision ("E.S.P.")................................    33
Payment of Proceeds.....................................................    33
Spousal Contract Continuance (subject to availability -- does not apply
  if a non-spouse is a joint owner).....................................    35
Beneficiary Contract Continuance (not permitted for non-natural
  beneficiaries)........................................................    36
Planned Death Benefit...................................................    36
Death Proceeds after the Maturity Date..................................    37
Death Proceeds under 403(b) Contracts...................................    37
LIVING BENEFITS.........................................................    37
Guaranteed Minimum Withdrawal Benefit ("GMWB" or "Principal
  Guarantee")...........................................................    37
Guaranteed Minimum Accumulation Benefit ("GMAB")........................    44
THE ANNUITY PERIOD......................................................    50
Maturity Date...........................................................    50
Allocation of Annuity...................................................    50
Variable Annuity........................................................    50
Fixed Annuity...........................................................    51
PAYMENTS OPTIONS........................................................    51
Election of Options.....................................................    51
Annuity Options.........................................................    52
Variable Liquidity Benefit..............................................    52
MISCELLANEOUS CONTRACT PROVISIONS.......................................    52
Right to Return.........................................................    52
Termination.............................................................    53
Required Reports........................................................    53
Suspension of Payments..................................................    53
THE SEPARATE ACCOUNT....................................................    53
Performance Information.................................................    54
FEDERAL TAX CONSIDERATIONS..............................................    54
General Taxation of Annuities...........................................    55
Types of Contracts: Qualified and Non-qualified.........................    55
Qualified Annuity Contracts.............................................    55
Taxation of Qualified Annuity Contracts.................................    56
Mandatory Distributions for Qualified Plans.............................    56
Individual Retirement Annuities.........................................    57
Roth IRAs ..............................................................    57
TSAs (Tax-Sheltered Annuities -- ERISA and Non-ERISA)...................    57
Non-qualified Annuity Contracts.........................................    59
Diversification Requirements for Variable Annuities.....................    61
Ownership of the Investments............................................    61
Taxation of Death Benefit Proceeds......................................    61
Other Tax Considerations................................................    61
Treatment of Charges for Optional Benefits..............................    61
Guaranteed Minimum Withdrawal Benefits..................................    61
Puerto Rico Tax Considerations..........................................    62
Non-Resident Aliens.....................................................    62
Tax Credits and Deductions..............................................    62
OTHER INFORMATION.......................................................    62
The Insurance Company...................................................    62
Financial Statements....................................................    63
Distribution of Variable Annuity Contracts..............................    63
Conformity with State and Federal Laws..................................    64
Voting Rights...........................................................    64
Restrictions on Financial Transactions..................................    64
Legal Proceedings.......................................................    65
APPENDIX A: CONDENSED FINANCIAL INFORMATION FOR METLIFE OF CT SEPARATE
  ACCOUNT ELEVEN FOR VARIABLE ANNUITIES.................................   A-1
APPENDIX B: ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS...........   B-1
APPENDIX C: THE FIXED ACCOUNT...........................................   C-1
APPENDIX D: CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.........   D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (YOU) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

GOOD ORDER -- A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 10366, Des Moines, IA 50306-0366 (for overnight delivery or courier service only: 4700 Westown Parkway, Suite 200, West Des Moines, IA 50266). For Purchase Payments and (if applicable) loan repayments, our Home Office address is: MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- "You" is the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust.

                                    SUMMARY:

                     PORTFOLIO ARCHITECT L VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your Contract is issued by MetLife Insurance Company of Connecticut (the "Company," "We," or "Us"). The Company sponsors MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account" or "Separate Account Eleven"), a segregated account.

THE CONTRACT IS NO LONGER AVAILABLE FOR SALE. It does continue to accept Purchase Payments from existing Contract Owners.

For contracts issued in New York, a waiver of the withdrawal charge may apply to all Annuity Payments.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.


Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.


The Contract is no longer available for sale. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds. If your Contract was issued as a Qualified Contract under Section 403(b) of the Code in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted) as significant adverse tax consequences may result from such additional payments. (See "Federal Tax Considerations.")

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business (generally, 4:00 p.m., Eastern Time) on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. However, this restriction does not apply to transfers that are a part of the dollar cost averaging program. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.60% for the Deferred Annual Step-Up, 1.70% for the Annual Step-Up and 1.90% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after four full years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.)

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted each business day from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted each business day from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. The current charge, on an annual basis, for a GMWB Rider issued in exchange for the GMAB Rider under the GMAB Rider Exchange Option is 0.75%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted each business day from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.



ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to the beneficiary in a lump sum.

     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum percentage you can receive each year is 5% or 10% of the Remaining Benefit Base. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

     - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE...................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE.....................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE...................................   6%(3)
(As a percentage of the present value of the remaining Annuity
  Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net
  Investment Factor used to calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...............................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years                1 year               6%
         1 year                2 years               5%
         2 years               3 years               4%
         3 years               4 years               3%
        4+ years                                     0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years                1 year               6%
         1 year                2 years               5%
         2 years               3 years               4%
         3 years               4 years               3%
        4+ years                                     0%


(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:

(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.60% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a

0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                          DEFERRED ANNUAL
                                                           STEP UP DEATH     ANNUAL STEP
                                                              BENEFIT          UP DEATH     ROLL-UP DEATH
                                                             'STANDARD'        BENEFIT         BENEFIT
                                                          ---------------    -----------    -------------
Mortality and Expense Risk Charge.....................         1.60%(5)         1.70%(5)        1.90%(5)
Administrative Expense Charge.........................         0.15%            0.15%           0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED...................................         1.75%            1.85%           2.05%
Optional E.S.P. Charge................................         0.20%            0.20%           0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED............................................         1.95%            2.05%           2.25%
Optional GMAB Charge..................................         0.50%            0.50%           0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
  SELECTED............................................         2.25%            2.35%           2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMAB SELECTED(6)....................................         2.45%            2.55%           2.75%
Optional GMWB I Charge (maximum upon reset)...........         1.00%(7)         1.00%(7)        1.00%(7)
Optional GMWB II Charge (maximum upon reset)..........         1.00%(7)         1.00%(7)        1.00%(7)
Optional GMWB III Charge..............................         0.25%            0.25%           0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED............................................         2.75%            2.85%           3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II
  ONLY SELECTED.......................................         2.75%            2.85%           3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III
  ONLY SELECTED.......................................         2.00%            2.10%           2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I SELECTED.....................................         2.95%            3.05%           3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II SELECTED....................................         2.95%            3.05%           3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB III SELECTED...................................         2.20%            2.30%           2.50%


(5) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the underlying fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the underlying fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the underlying fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.84% for the Subaccount investing in the T.Rowe Price Small Cap Growth Portfolio, and an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.
(6)   GMAB and GMWB cannot both be elected.
(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2009 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.34%      1.42%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
AMERICAN FUNDS INSURANCE
  SERIES(R)  -- CLASS 2
  American Funds Global Growth
     Fund........................     0.54%        0.25%       0.03%            --            0.82%           --          0.82%
  American Funds Growth Fund.....     0.33%        0.25%       0.02%            --            0.60%           --          0.60%
  American Funds Growth-Income
     Fund........................     0.28%        0.25%       0.01%            --            0.54%           --          0.54%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.11%            --            0.92%           --          0.92%
  Dynamic Capital Appreciation
     Portfolio++.................     0.56%        0.25%       0.38%            --            1.19%           --          1.19%
  Mid Cap Portfolio..............     0.56%        0.25%       0.12%            --            0.93%           --          0.93%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  -- CLASS 2
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.02%           1.06%         0.01%         1.05%(1)
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Global Technology Portfolio....     0.64%        0.25%       0.33%            --            1.22%           --          1.22%(2)
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I#.......     0.75%          --        0.06%            --            0.81%           --          0.81%(3)
  Legg Mason ClearBridge Variable
     Appreciation Portfolio
     -- Class I..................     0.72%          --        0.05%            --            0.77%           --          0.77%(3)
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio  -- Class I.......     0.75%          --        0.05%            --            0.80%           --          0.80%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio
     -- Class I#.................     0.75%          --        0.10%            --            0.85%           --          0.85%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio
     -- Class I..................     0.65%          --        0.06%            --            0.71%           --          0.71%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.17%            --            0.92%           --          0.92%
  Legg Mason Investment Counsel
     Variable Social Awareness
     Portfolio#..................     0.70%          --        0.21%            --            0.91%           --          0.91%(3)
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Western Asset
     Variable Adjustable Rate
     Income Portfolio#...........     0.55%        0.25%       0.56%            --            1.36%         0.36%         1.00%(4)
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class A........     0.60%          --        0.07%            --            0.67%           --          0.67%
  BlackRock Large Cap Core
     Portfolio  -- Class E.......     0.59%        0.15%       0.06%            --            0.80%           --          0.80%
  Clarion Global Real Estate
     Portfolio  -- Class A.......     0.64%          --        0.09%            --            0.73%           --          0.73%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
  Dreman Small Cap Value
     Portfolio -- Class A........     0.79%          --        0.10%            --            0.89%           --          0.89%
  Harris Oakmark International
     Portfolio  -- Class A.......     0.79%          --        0.05%            --            0.84%           --          0.84%
  Invesco Small Cap Growth
     Portfolio  -- Class A.......     0.86%          --        0.04%            --            0.90%           --          0.90%
  Janus Forty Portfolio  -- Class
     A...........................     0.64%          --        0.04%            --            0.68%           --          0.68%
  Lazard Mid Cap Portfolio
     -- Class A++................     0.70%          --        0.04%            --            0.74%           --          0.74%
  Lazard Mid Cap Portfolio
     -- Class B..................     0.70%        0.25%       0.04%            --            0.99%           --          0.99%
  Lord Abbett Bond Debenture
     Portfolio  -- Class A.......     0.51%          --        0.04%            --            0.55%           --          0.55%
  Lord Abbett Growth and Income
     Portfolio -- Class B........     0.53%        0.25%       0.03%            --            0.81%           --          0.81%
  Lord Abbett Mid Cap Value
     Portfolio  -- Class B.......     0.68%        0.25%       0.08%            --            1.01%           --          1.01%
  MFS(R) Emerging Markets Equity
     Portfolio  -- Class B.......     0.99%        0.25%       0.18%            --            1.42%           --          1.42%
  MFS(R) Research International
     Portfolio  -- Class B++.....     0.71%        0.25%       0.10%            --            1.06%           --          1.06%
  PIMCO Inflation Protected Bond
     Portfolio  -- Class A.......     0.48%          --        0.05%            --            0.53%           --          0.53%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.04%            --            0.77%           --          0.77%
  Pioneer Fund Portfolio
     -- Class A..................     0.66%          --        0.08%            --            0.74%           --          0.74%
  Pioneer Strategic Income
     Portfolio  -- Class A.......     0.60%          --        0.06%            --            0.66%           --          0.66%
  Third Avenue Small Cap Value
     Portfolio  -- Class B.......     0.74%        0.25%       0.04%            --            1.03%           --          1.03%
  Van Kampen Comstock Portfolio
     -- Class B..................     0.61%        0.25%       0.03%            --            0.89%           --          0.89%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.06%            --            0.89%           --          0.89%
  BlackRock Bond Income
     Portfolio -- Class A........     0.38%          --        0.05%            --            0.43%         0.03%         0.40%(5)
  BlackRock Diversified
     Portfolio  -- Class A.......     0.46%          --        0.06%            --            0.52%           --          0.52%
  BlackRock Legacy Large Cap
     Growth Portfolio  -- Class
     A...........................     0.73%          --        0.10%            --            0.83%         0.01%         0.82%(6)
  BlackRock Money Market
     Portfolio -- Class A........     0.32%          --        0.02%            --            0.34%         0.01%         0.33%(7)
  Davis Venture Value
     Portfolio -- Class A........     0.71%          --        0.03%            --            0.74%         0.05%         0.69%(8)
  FI Value Leaders Portfolio
     -- Class D..................     0.67%        0.10%       0.10%            --            0.87%           --          0.87%
  MetLife Aggressive Allocation
     Portfolio  -- Class B.......     0.10%        0.25%       0.04%          0.74%           1.13%         0.04%         1.09%(9)
  MetLife Conservative Allocation
     Portfolio  -- Class B.......     0.10%        0.25%       0.02%          0.58%           0.95%         0.02%         0.93%(9)
  MetLife Conservative to
     Moderate Allocation
     Portfolio  -- Class B.......     0.09%        0.25%       0.01%          0.63%           0.98%           --          0.98%(10)
  MetLife Moderate Allocation
     Portfolio  -- Class B.......     0.07%        0.25%         --           0.67%           0.99%           --          0.99%(10)
  MetLife Moderate to Aggressive
     Allocation Portfolio
     -- Class B..................     0.07%        0.25%         --           0.71%           1.03%           --          1.03%(10)
  MetLife Stock Index
     Portfolio -- Class B........     0.25%        0.25%       0.03%            --            0.53%         0.01%         0.52%(11)
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.06%            --            0.80%           --          0.80%
  MFS(R) Value Portfolio
     -- Class A..................     0.71%          --        0.03%            --            0.74%         0.08%         0.66%(12)
  Oppenheimer Global Equity
     Portfolio  -- Class B.......     0.53%        0.25%       0.11%            --            0.89%           --          0.89%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
  T. Rowe Price Large Cap Growth
     Portfolio  -- Class B++.....     0.60%        0.25%       0.07%            --            0.92%           --          0.92%
  T. Rowe Price Small Cap Growth
     Portfolio  -- Class B.......     0.51%        0.25%       0.11%            --            0.87%           --          0.87%
  Western Asset Management U.S.
     Government Portfolio
     -- Class A..................     0.48%          --        0.04%            --            0.52%         0.01%         0.51%(13)



---------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.



++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


# Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2009.


(1) The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund"). This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.


(2) Other Expenses include 0.04% of short sale dividend expenses attributable to the payment of dividends to the lender on borrowed securities.


(3)   Other Expenses have been restated to reflect current fees.


(4) The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 1.00%. This arrangement cannot be terminated prior to December 31, 2011 without the Board of Trustees' consent.




(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for amounts over $1 billion but less than $3.4 billion and 0.25% on amounts over $3.4 billion.




(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.705% for amounts over $300 million but less than $1 billion.




(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.




(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets and 0.70% for the next $450 million and 0.65% for the next $4 billion and 0.625% for amounts over $4.5 billion.




(9) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to waive fees or pay all expenses so as to limit total annual operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% of the average daily net assets of the Class A shares, 0.35% of the average daily net assets of the Class B shares and 0.25% of the average daily net assets of the Class E shares.




(10) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.


(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.243%.




(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets and 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.




(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.50% for amounts over $200 million but less than $500 million.


EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example do not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge of 1.00% applies in all Contract Years).


                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
--------------                            ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................    $1,072      $1,778      $2,368      $4,753      $472       $1,418      $2,368
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................    $  965      $1,465      $1,859      $3,812      $365       $1,105      $1,859
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
FUNDING OPTION                            10 YEARS
--------------                            --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $4,753
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $3,812



                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Portfolio Architect L Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by state law, we also reserve the right to restrict allocation of Purchase Payments to the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The Contract is available to owners and Annuitants age 80 or under as of the Contract Date.

                                                          MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
            DEATH BENEFIT/OPTIONAL FEATURE                      ANNUITANT ON THE CONTRACT/RIDER DATE
------------------------------------------------------    -----------------------------------------------
Deferred Annual Step Up Death Benefit                                            75
Annual Step Up Death Benefit                                                     80
Roll Up Death Benefit                                                            75
Enhanced Stepped-Up Provision (E.S.P.)                                           75


Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. Purchase Payments may be made at any time while the Annuitant is alive and before the date Annuity Payments begin.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in Good Order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

IF YOU SEND YOUR PURCHASE PAYMENTS OR TRANSACTION REQUESTS TO AN ADDRESS OTHER THAN THE ONE WE HAVE DESIGNATED FOR RECEIPT OF SUCH PURCHASE PAYMENTS OR REQUESTS, WE MAY RETURN THE PURCHASE PAYMENT TO YOU, OR THERE MAY BE A DELAY IN APPLYING THE PURCHASE PAYMENT OR TRANSACTION TO YOUR CONTRACT.

QUALIFIED CONTRACTS UNDER SECTION 403(B). If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "Federal Tax Consequences.")

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same as the retail mutual funds offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a variable product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company (both of which are now MetLife Insurance Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predate the acquisition.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of its affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts, and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of its affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the adviser to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee
Table -- Underlying Fund Fees and Expenses" and "Other
Information -- Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor, MetLife

Investors Distribution Company. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution of Variable Annuity Contracts.")

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth       Seeks long-term growth of           Capital Research and Management
  Fund                             capital.                            Company
American Funds Growth Fund         Seeks growth of capital.            Capital Research and Management
                                                                       Company
American Funds Growth-Income       Seeks long-term growth of           Capital Research and Management
  Fund                             capital and income.                 Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio            Seeks long-term capital             Fidelity Management & Research
                                   appreciation.                       Company
                                                                       Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation       Seeks capital appreciation.         Fidelity Management & Research
  Portfolio++                                                          Company
                                                                       Subadviser: FMR Co., Inc.
Mid Cap Portfolio                  Seeks long-term growth of           Fidelity Management & Research
                                   capital.                            Company
                                                                       Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Templeton Foreign Securities       Seeks long-term capital growth.     Templeton Investment Counsel,
  Fund                                                                 LLC
                                                                       Subadviser: Franklin Templeton
                                                                       Investment Management Limited

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
JANUS ASPEN SERIES -- SERVICE
  SHARES
Global Technology Portfolio        Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable    Seeks capital appreciation.         Legg Mason Partners Fund
  Aggressive Growth                                                    Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term appreciation of     Legg Mason Partners Fund
  Appreciation                     capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term capital growth.     Legg Mason Partners Fund
  Fundamental All Cap Value        Current income is a secondary       Advisor, LLC
  Portfolio -- Class I             consideration.                      Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Value                  capital. Current income is a        Advisor, LLC
  Portfolio -- Class I             secondary objective.                Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Small Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason Investment Counsel      Seeks capital appreciation and      Legg Mason Partners Fund
  Variable Social Awareness        retention of net investment         Advisor, LLC
  Portfolio                        income.                             Subadviser: Legg Mason
                                                                       Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Western Asset           Seeks to provide high current       Legg Mason Partners Fund
  Variable Adjustable Rate         income and to limit the degree      Advisor, LLC
  Income Portfolio                 of fluctuation of its net asset     Subadviser: Western Asset
                                   value resulting from movements      Management Company
                                   in interest rates.
MET INVESTORS SERIES TRUST
BlackRock High Yield               Seeks to maximize total return,     MetLife Advisers, LLC
  Portfolio -- Class A             consistent with income              Subadviser: BlackRock Financial
                                   generation and prudent              Management, Inc.
                                   investment management.
BlackRock Large Cap Core           Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class E                                                 Subadviser: BlackRock Advisors,
                                                                       LLC
Clarion Global Real Estate         Seeks total return through          MetLife Advisers, LLC
  Portfolio -- Class A             investment in real estate           Subadviser: ING Clarion Real
                                   securities, emphasizing both        Estate Securities, L.P.
                                   capital appreciation and current
                                   income.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Dreman Small Cap Value             Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Dreman Value
                                                                       Management, L.L.C.
Harris Oakmark International       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class A             appreciation.                       Subadviser: Harris Associates
                                                                       L.P.
Invesco Small Cap Growth           Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Invesco Advisers,
                                                                       Inc.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.         MetLife Advisers, LLC
                                                                       Subadviser: Janus Capital
                                                                       Management LLC
Lazard Mid Cap                     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A++           capital.                            Subadviser: Lazard Asset
                                                                       Management LLC
Lazard Mid Cap                     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital.                            Subadviser: Lazard Asset
                                                                       Management LLC
Lord Abbett Bond Debenture         Seeks high current income and       MetLife Advisers, LLC
  Portfolio -- Class A             the opportunity for capital         Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high      LLC
                                   total return.
Lord Abbett Growth and Income      Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital and income without          Subadviser: Lord, Abbett & Co.
                                   excessive fluctuation in market     LLC
                                   value.
Lord Abbett Mid Cap Value          Seeks capital appreciation          MetLife Advisers, LLC
  Portfolio -- Class B             through investments primarily in    Subadviser: Lord, Abbett & Co.
                                   equity securities which are         LLC
                                   believed to be undervalued in
                                   the marketplace.
MFS(R) Emerging Markets Equity     Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: Massachusetts
                                                                       Financial Services Company
MFS(R) Research International      Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B++                                               Subadviser: Massachusetts
                                                                       Financial Services Company
PIMCO Inflation Protected Bond     Seeks to provide maximum real       MetLife Advisers, LLC
  Portfolio -- Class A             return, consistent with             Subadviser: Pacific Investment
                                   preservation of capital and         Management Company LLC
                                   prudent investment management.
PIMCO Total Return                 Seeks maximum total return,         MetLife Advisers, LLC
  Portfolio -- Class B             consistent with the preservation    Subadviser: Pacific Investment
                                   of capital and prudent              Management Company LLC
                                   investment management.
Pioneer Fund Portfolio -- Class    Seeks reasonable income and         MetLife Advisers, LLC
  A                                capital growth.                     Subadviser: Pioneer Investment
                                                                       Management, Inc.
Pioneer Strategic Income           Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income.                             Subadviser: Pioneer Investment
                                                                       Management, Inc.
Third Avenue Small Cap Value       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B             appreciation.                       Subadviser: Third Avenue
                                                                       Management LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Van Kampen Comstock                Seeks capital growth and income.    MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: Morgan Stanley
                                                                       Investment Management Inc.*
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth        Seeks maximum capital               MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                       Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Bond Income              Seeks a competitive total return    MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in         Subadviser: BlackRock Advisors,
                                   fixed-income securities.            LLC
BlackRock Diversified              Seeks high total return while       MetLife Advisers, LLC
  Portfolio -- Class A             attempting to limit investment      Subadviser: BlackRock Advisors,
                                   risk and preserve capital.          LLC
BlackRock Legacy Large Cap         Seeks long-term growth of           MetLife Advisers, LLC
  Growth Portfolio -- Class A      capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Money Market             Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income consistent with              Subadviser: BlackRock Advisors,
                                   preservation of capital.            LLC
Davis Venture Value                Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Davis Selected
                                                                       Advisers, L.P.
FI Value Leaders                   Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class D             capital.                            Subadviser: Pyramis Global
                                                                       Advisors, LLC
MetLife Aggressive Allocation      Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class B
MetLife Conservative Allocation    Seeks high level of current         MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital
                                   as a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the      MetLife Advisers, LLC
  Allocation Portfolio -- Class    form of income and growth of
  B                                capital, with a greater emphasis
                                   on income.
MetLife Moderate Allocation        Seeks a balance between a high      MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a
                                   greater emphasis on growth of
                                   capital.
MetLife Moderate to Aggressive     Seeks growth of capital.            MetLife Advisers, LLC
  Allocation Portfolio -- Class
  B
MetLife Stock Index                Seeks to equal the performance      MetLife Advisers, LLC
  Portfolio -- Class B             of the Standard & Poor's 500(R)     Subadviser: MetLife Investment
                                   Composite Stock Price Index.        Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return      MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a             Subadviser: Massachusetts
                                   diversified portfolio.              Financial Services Company
MFS(R) Value Portfolio -- Class    Seeks capital appreciation.         MetLife Advisers, LLC
  A                                                                    Subadviser: Massachusetts
                                                                       Financial Services Company
Oppenheimer Global Equity          Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: OppenheimerFunds,
                                                                       Inc.
T. Rowe Price Large Cap Growth     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B++           capital and, secondarily,           Subadviser: T. Rowe Price
                                   dividend income.                    Associates, Inc.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: T. Rowe Price
                                                                       Associates, Inc.
Western Asset Management U.S.      Seeks to maximize total return      MetLife Advisers, LLC
  Government Portfolio -- Class    consistent with preservation of     Subadviser: Western Asset
  A                                capital and maintenance of          Management Company
                                   liquidity.


---------



* On or about May 28, 2010, Invesco Advisers, Inc. is expected to become the subadviser to the portfolio.


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds."

                                  FIXED ACCOUNT

--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     -    administration of the annuity options available under the Contracts

     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     - sales and marketing expenses including commission payments to your registered representative

     -    other costs of doing business

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     - that the amount of the death benefit will be greater than the Contract Value

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for four years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.) We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years                1 year               6%
         1 year                2 years               5%
         2 years               3 years               4%
         3 years               4 years               3%
        4+ years                                     0%


For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a)  any Purchase Payment to which no withdrawal charge applies, then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d)  any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

     - in the form of lifetime Annuity Payments or Annuity Payments for a fixed period of at least five years

     -    under the Managed Distribution Program

Partial withdrawals will be prorated from all Underlying Funds unless you specify otherwise on the Surrender Request Form. If you request a Partial Withdrawal, the amount that you receive may be less than your requested withdrawal amount because we will deduct applicable taxes and charges, including the Withdrawal Charge, from your requested withdrawal amount. If you want the full requested withdrawal amount you must check the "Net" box on the Surrender Request Form and we will deduct the amount of applicable taxes and charges from your Contract Value so you can receive your full requested withdrawal amount.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. The annual Contract administrative charge will be deducted on a pro-rata basis from amounts allocated to the Variable Funding Options. We will deduct this charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account, if it is available, or :

     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Deferred Annual Step-Up Death Benefit the M&E charge is 1.60% annually. If you choose the Annual Step-Up Death Benefit the M&E charge is 1.70% annually. If you choose the Roll-Up Death Benefit the M&E charge is 1.90%. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your registered representative.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

YEARS SINCE INITIAL PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years                1 year               6%
         1 year                2 years               5%
         2 years               3 years               4%
         3 years               4 years               3%
        4 +years                                     0%


Please refer to "Payment Options" for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. You may elect these GMWB riders only at the time of your initial purchase of the Contract. The current charge for a GMWB rider issued in exchange for the GMAB rider under the GMAB Rider Exchange Option is 0.75%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.50% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We may deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

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Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Dreman Small-Cap Value Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Janus Aspen Series Global Technology Portfolio, Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Foreign Securities Fund, and Third Avenue Small Cap Value Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract.

Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Special DCA Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Special DCA Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the DCA Program period selected to the current funding options over the remainder of that DCA Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program. In that event, transfers will be made from the Money Market Variable Funding Option.

                              ACCESS TO YOUR MONEY

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Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) and/or the Fixed Account from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in Good Order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Please note that naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of those benefits, and who will receive them. Use care when naming owners, Annuitants and beneficiaries, and consult your agent if you have questions.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

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Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEFERRED ANNUAL STEP-UP (STANDARD DEATH BENEFIT)

(NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

     (1)  the Contract Value on the Death Report Date

     (2)  your Adjusted Purchase Payment* (see below) or

     (3)  the Step-Up Value** (if any, as described below)

ANNUAL STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

     (1)  the Contract Value on the Death Report Date

     (2)  your Adjusted Purchase Payment* (see below) or

     (3)  the Step-Up Value** (if any, as described below)

ROLL-UP DEATH BENEFIT

(NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE)

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If the Annuitant dies before age 80,
  the death benefit will be the
  greatest of:                         -  the Contract Value on the Death Report Date;
                                       -  your adjusted Purchase Payment* (see below);
                                       -  the Step-Up Value** (if any, as described below)
                                       -  the Roll-Up Death Benefit Value**(as described
                                          below)
-------------------------------------------------------------------------------------------
If the Annuitant dies on or after age
80, the death benefit will be the
greatest of:                           -  the Contract Value on the Death Report Date;
                                       -  your adjusted Purchase Payment* (see below) or
                                       -  the Step-Up Value**(if any, as described below)
                                          or
                                       -  the Roll-Up Death Benefit Value** (as described
                                          below) on the Annuitant's 80(th) birthday, plus
                                          any additional Purchase Payments and minus any
                                          partial surrender reductions (as described below)
                                          that occur after the Annuitant's 80(th) birthday.
-------------------------------------------------------------------------------------------


* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.
** Your Step-Up Value and Roll-Up Death Benefit Value will be subject to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE (FOR DEFERRED ANNUAL STEP-UP DEATH BENEFIT)

The Step-Up Value will initially equal the Contract Value on the fourth Contract Date Anniversary that occurs before the Annuitant's 80(th) birthday and before the Death Report Date. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80(th) birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80(th) birthday will be those related to additional Purchase Payments or partial surrenders as described below. If the Death Report Date or the Annuitant's 80(th) birthday is before the fourth Contract Date Anniversary, there is no Step-Up Value.

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80(th) birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up value on or after the Annuitant's 80(th) birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b)   is any Purchase Payment made during the previous Contract Year

     c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b) is any Purchase Payment made since the previous Contract Date anniversary

     c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions (as described below).

PARTIAL SURRENDER REDUCTIONS

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:


           50,000 x (10,000/55,000) = 9,090



Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000 - 9,090, or $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:


           50,000 x (10,000/30,000) = 16,666

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000 - 16,666, or $33,334.


If you have elected GMWB, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable Partial Surrender Reduction, the Partial Surrender Reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your Contract, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR CONTRACT OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments (described below) excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


           50,000 x (10,000/55,000) = $9,090



You new modified Purchase Payment would be 50,000 - 9,090 = $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


           50,000 x (10,000/30,000) = $16,666



Your new modified Purchase Payment would be 50,000 - 16,666 = $33,334.


PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

------------------------------------------------------------------------------------------------------
         BEFORE THE                THE COMPANY WILL                                        MANDATORY
    MATURITY DATE, UPON            PAY THE PROCEEDS                                          PAYOUT
      THE DEATH OF THE                   TO:                       UNLESS. . .            RULES APPLY*
------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE        The beneficiary (ies), or     The beneficiary elects to     Yes
ANNUITANT) (WITH NO JOINT    if none, to the Contract      continue the Contract
OWNER)                       Owner's estate.               rather than receive a lump
                                                           sum distribution.
------------------------------------------------------------------------------------------------------

OWNER (WHO IS THE            The beneficiary (ies), or     The beneficiary elects to     Yes
ANNUITANT) (WITH NO JOINT    if none, to the Contract      continue the Contract
OWNER)                       Owner's estate.               rather than receive a lump
                                                           sum distribution.
------------------------------------------------------------------------------------------------------

NON-SPOUSAL JOINT OWNER      The surviving joint owner.                                  Yes
(WHO IS NOT THE ANNUITANT)
------------------------------------------------------------------------------------------------------

NON-SPOUSAL JOINT OWNER      The beneficiary (ies), or     The beneficiary elects to     Yes
(WHO IS THE ANNUITANT)       if none, to the surviving     continue the Contract
                             joint owner.                  rather than receive a lump
                                                           sum distribution.
------------------------------------------------------------------------------------------------------

SPOUSAL JOINT OWNER (WHO IS  The surviving joint owner.    The spouse elects to          Yes
THE ANNUITANT)                                             continue the Contract.
------------------------------------------------------------------------------------------------------

SPOUSAL JOINT OWNER (WHO IS  The beneficiary (ies), or     The spouse elects to          Yes
NOT THE ANNUITANT)           if none, to the surviving     continue the Contract
                             joint owner.
                                                           A spouse who is not the
                                                           beneficiary may decline to
                                                           continue the Contract and
                                                           instruct the Company to pay
                                                           the beneficiary.
------------------------------------------------------------------------------------------------------

ANNUITANT (WHO IS NOT THE    The beneficiary (ies), or     The beneficiary elects to     Yes
CONTRACT OWNER)              if none, to the Contract      continue the Contract
                             Owner's estate.               rather than receive a lump
                                                           sum distribution.
                                                           But, if there is a
                                                           Contingent Annuitant, then
                                                           the Contingent Annuitant
                                                           becomes the Annuitant and
                                                           the Contract continues in
                                                           effect (generally using the
                                                           original Maturity Date).
                                                           The proceeds will then be
                                                           paid upon the death of the
                                                           Contingent Annuitant or
                                                           owner.
------------------------------------------------------------------------------------------------------

ANNUITANT (WHO IS THE        See death of "owner who is                                  Yes
CONTRACT OWNER)              the Annuitant" above.
------------------------------------------------------------------------------------------------------

ANNUITANT (WHERE OWNER IS    The beneficiary (ies), or                                   Yes (Death of
NON-NATURAL ENTITY/TRUST)    if none, to the Contract                                    Annuitant is
                             Owner.                                                      treated as
                                                                                         death of the
                                                                                         owner in
                                                                                         these
                                                                                         circum-
                                                                                         stances.)
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
         BEFORE THE                THE COMPANY WILL                                        MANDATORY
    MATURITY DATE, UPON            PAY THE PROCEEDS                                          PAYOUT
      THE DEATH OF THE                   TO:                       UNLESS. . .            RULES APPLY*
------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT         No death proceeds are                                       N/A
(ASSUMING ANNUITANT IS       payable; Contract
STILL ALIVE)                 continues.
------------------------------------------------------------------------------------------------------

BENEFICIARY                  No death proceeds are                                       N/A
                             payable; Contract
                             continues.
------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY       No death proceeds are                                       N/A
                             payable; Contract
                             continues.
------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS

------------------------------------------------------------------------------------------------------
         BEFORE THE                THE COMPANY WILL                                        MANDATORY
    MATURITY DATE, UPON            PAY THE PROCEEDS                                          PAYOUT
      THE DEATH OF THE                   TO:                       UNLESS. . .            RULES APPLY*
------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT              The beneficiary (ies), or     The beneficiary elects to     Yes
                             if none, to the Contract      continue the Contract
                             Owner's estate.               rather than receive a lump
                                                           sum distribution.
------------------------------------------------------------------------------------------------------

BENEFICIARY                  No death proceeds are                                       N/A
                             payable; Contract
                             continues.
------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY       No death proceeds are                                       N/A
                             payable; Contract
                             continues.
------------------------------------------------------------------------------------------------------


* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5-year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

The terms and conditions that applied to the original Contract (including Contract fees and charges) will also apply to the continued Contract, with certain exceptions described in the Contract. Any Purchase Payment made before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract. For purposes of the death benefit on the continued Contract, the death benefit will be calculated the same as prior to continuance except all values used to calculate the death benefit, which may include a Step-Up Value or Roll-Up Death Benefit Value (depending on the optional benefit), are reset on the date the spouse continues the contract.

Spousal continuation will not satisfy required minimum distribution rules for Qualified Contracts other than IRAs. In addition, because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law.


Under the Internal Revenue Code ("Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

DEATH PROCEEDS UNDER 403(B) CONTRACTS

If your Contract was issued in connection with a 403(b) plan, your beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

                                 LIVING BENEFITS

--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.

AVAILABILITY AND ELIGIBILITY We offer several different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers several different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. Additionally, each GMWB rider may offer different features depending upon the rider's issue date and state availability. Please check with your registered representative regarding which features are available in your state.

The GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III"; we may refer to any one of these as GMWB. The availability of each rider is shown below.

--------------------------------------------------------------------------------------------------------------
         NAME OF RIDER:                    GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
ALSO CALLED:                         Principal Guarantee       Principal Guarantee       Principal Guarantee
                                                                                                Value
--------------------------------------------------------------------------------------------------------------
AVAILABILITY:                         Not available for       Available on or after     Available on or after
                                    purchase on or after        March 21, 2005 if         March 21, 2005 if
                                   March 21, 2005, unless    approved in your state    approved in your state
                                   GMWB II is not approved
                                        in your state
--------------------------------------------------------------------------------------------------------------


CURRENTLY, YOU MAY ELECT A GMWB RIDER ONLY AT THE TIME OF YOUR INITIAL PURCHASE OF THE CONTRACT. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment. If you added the GMWB after the initial purchase of the Contract, the Initial RBB is the Contract Value on the date the GMWB was added. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal on or after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------


IF YOU EXERCISE YOUR RIGHT TO EXCHANGE YOUR GMAB RIDER FOR THE GMWB RIDER WE MAKE AVAILABLE UNDER THE RIDER EXCHANGE OPTION, your AWB will equal 10% of the RBB immediately prior to the first partial withdrawal, regardless of when you make your first withdrawal. (See, "LIVING BENEFITS -- Cancellation of the GMAB Rider.")

ADDITIONAL PREMIUM. Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS. When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by

          2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL        N/A         (100,000 x           [5,000 x (1-         N/A         (100,000 x           [5,000 x (1-
REDUCTION                  10,000/110,000) =    90,000/100,000)] =               10,000/90,000) =     88,889/100,000)] =
(PWR)                            9,091                  500                           $11,111                $556
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $10,000                                               $11,111
OF THE
WITHDRAWAL                  (10,000>9,091)                                        (11,111>10,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,000               $4,500          $80,000         $88,889               $4,444
-------------------------------------------------------------------------------------------------------------------------


                          WITHDRAWAL EXAMPLE FOR GMWB I

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY                     $90,909               $4,545                          $88,889               $4,444
AFTER
WITHDRAWAL               [100,000 -- (100,000         [(5,000                  [100,000 -- (100,000        [5,000 x
               $100,000    x10,000/110,000)]     x90,909/100,000)]    $80,000    x10,000/90,000)]      (88,889/100,000)]
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $9,091                 $455           $10,000         $11,111                $556
-------------------------------------------------------------------------------------------------------------------------

WITHDRAWAL EXAMPLES. IF YOU EXERCISE YOUR RIGHT TO EXCHANGE YOUR GMAB RIDER FOR THE GMWB II RIDER OR GMWB I RIDER WE MAKE AVAILABLE UNDER THE RIDER EXCHANGE OPTION, the following examples are intended to illustrate the effect of withdrawals on your RBB and AWB. (See, "LIVING BENEFITS -- Cancellation of the GMAB Rider"). The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties, but they do reflect a withdrawal of the AWB that is 10% of the RBB immediately before the first partial withdrawal. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $15,000 after your first GMWB Anniversary:


                         WITHDRAWAL EXAMPLE FOR GMWB II

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (10%)         VALUE            RBB                AWB (10%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $10,000        $100,000        $100,000               $10,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $10,000         $90,000        $100,000               $10,000
-------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL        N/A         (100,000 x           [10,000 x (1-        N/A         (100,000 x           [10,000 x (1-
REDUCTION                  15,000/110,000) =    $85,000/100,000)] =              15,000/90,000) =     83,333/100,000)] =
(PWR)                           $13,636               $1,500                          $16,667               $1,667
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $15,000                                               $16,667
OF THE
WITHDRAWAL                 (15,000>$13,636)                                      ($16,667>15,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $15,000         $15,000               $1,500          $15,000         $16,667               $1,667
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL      $95,000         $85,000               $8,500          $75,000         $83,333               $8,333
-------------------------------------------------------------------------------------------------------------------------


                          WITHDRAWAL EXAMPLE FOR GMWB I

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (10%)         VALUE            RBB                AWB (10%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $10,000        $100,000        $100,000               $10,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $10,000         $90,000        $100,000               $10,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY                     $86,364               $8,636                          $83,333               $8,333
AFTER
WITHDRAWAL               [100,000 -- (100,000        [(10,000                  [100,000 -- (100,000        [10,000 x
                $95,000    x15,000/110,000)]    x$86,364/100,000)]    $75,000    x15,000/90,000)]      (83,333/100,000)]
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $15,000         $13,636               $1,364          $15,000         $16,667               $1,667
-------------------------------------------------------------------------------------------------------------------------


TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          -    a qualified retirement plan (Code Section 401),

          -    a tax-sheltered annuity (Code Section 403(b)),

          -    an individual retirement account (Code Sections 408(a)),

          -    an individual retirement annuity (Code Section 408(b)), or

          -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age
          70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB starting with the 5th year anniversary date of your GMWB purchase. In accordance with the terms of the rider we have established the following procedures for resets. If you elect to reset within 30 days prior to the end of the 5th contract year, your new RBB will be reset to equal your current Contract Value. If you do not reset on the 5th year anniversary, you will have the opportunity to elect to reset during the 30-day period prior to each anniversary following the date of your 5th year anniversary of your GMWB purchase. In the event that you elect a reset you will be eligible to reset your RBB again provided that 5 contract years have elapsed since the most recent reset, so long as your election is made during the 30-day period prior to the anniversary date of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB. (In such cases, the charge will never exceed the guaranteed maximum charge.) Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)


We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. These investment restrictions are intended to reduce the risk of investment losses which could require the Company to use the assets from its general account to pay amounts due under the benefit. If we do restrict allocations, we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.


If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------


IF YOU EXERCISE YOUR RIGHT TO EXCHANGE THE GMAB RIDER FOR A GMWB RIDER UNDER THE GMAB RIDER EXCHANGE OPTION, THE CURRENT ANNUAL CHARGE FOR THE GMWB RIDER IS 0.75%.

MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.


We will waive the termination of the rider if you assign the Contract in order to comply with the nontaxable exchange requirements of Section 1035 of the Code under the following limited circumstances: If the Section 1035 exchange is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable surrender charges.


OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES AMONG THE GMWB RIDERS

The following chart may help you decide which version of GMWB is best for you.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                   if first withdrawal on    if first withdrawal on
                                       or after 3(rd)            or after 3(rd)
                                         anniversary               anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------


IF YOU EXERCISE YOUR RIGHT TO EXCHANGE THE GMAB RIDER FOR A GMWB RIDER UNDER THE GMAB RIDER EXCHANGE OPTION, THE CURRENT CHARGE FOR THE GMWB RIDER IS 0.75%. IN ADDITION, YOUR AWB WILL EQUAL 10% OF THE RBB IMMEDIATELY PRIOR TO THE FIRST PARTIAL WITHDRAWAL, REGARDLESS OF WHEN YOU MAKE YOUR FIRST WITHDRAWAL. (SEE, "LIVING BENEFITS -- CANCELLATION OF THE GMAB RIDER.")

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

     - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes all the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.

     - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.

Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

-------------------------------------------------------------------------------------------------------------------
                           INCREASING CONTRACT VALUE                           DECLINING CONTRACT VALUE
-------------------------------------------------------------------------------------------------------------------
                                      BASE                                               BASE
                   CONTRACT       CALCULATION                         CONTRACT       CALCULATION
                    VALUE            AMOUNT        BENEFIT BASE        VALUE            AMOUNT        BENEFIT BASE
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $100,000         $100,000      Not Applicable      $100,000         $100,000      Not Applicable
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
RIDER
MATURITY DATE      $110,000         $100,000         $100,000         $90,000          $100,000         $100,000
-------------------------------------------------------------------------------------------------------------------
AMOUNT
APPLIED TO
CONTRACT
VALUE DUE TO
GMAB RIDER                           $0(1)                                            $10,000(2)
-------------------------------------------------------------------------------------------------------------------


(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.
(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

-------------------------------------------------------------------------------------------------------------------
                  ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS       ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
-------------------------------------------------------------------------------------------------------------------
                                                       BASE                                               BASE
                   CONTRACT         PURCHASE       CALCULATION        CONTRACT         PURCHASE       CALCULATION
                    VALUE           PAYMENT           AMOUNT           VALUE           PAYMENT           AMOUNT
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $100,000         $100,000         $100,000         $100,000         $100,000         $100,000
-------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE
PAYMENT            $110,000      Not Applicable      $100,000         $110,000      Not Applicable      $100,000
-------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE
PAYMENT            $120,000         $10,000          $110,000         $120,000         $10,000          $100,000
-------------------------------------------------------------------------------------------------------------------


The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

---------------------------------------------------------------------------------------------------------------------------
                                                    ASSUMING INCREASING CONTRACT VALUE
---------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
---------------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $100,000              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL           $110,000              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY                                                                           [100,000 x
FOLLOWING
PARTIAL                                                                            10,000/110,000] =
WITHDRAWAL           $100,000               $90,000               $10,000               $9,091                $10,000
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                     ASSUMING DECLINING CONTRACT VALUE
---------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
---------------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $100,000              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL            $90,000              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY                                                                           [100,000 x
FOLLOWING
PARTIAL                                                                            10,000/90,000] =
WITHDRAWAL            $80,000               $88,889               $10,000               $11,111               $11,111
---------------------------------------------------------------------------------------------------------------------------


INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING


If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts. These investment restrictions are intended to reduce the risk of investment losses which could require the Company to use the assets from its general account to pay amounts due under the benefit.


We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

     - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

     - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

     - If you make an additional Purchase Payment, you can only allocate up to 80% of the Purchase Payment to Subaccounts that we classify as Class A.

     - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payment to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently classified as Class B Subaccounts. All remaining Subaccounts offered under the Contract are classified as Class A Subaccounts.


                                      CLASS B SUBACCOUNTS/
                                        UNDERLYING FUNDS
                    --------------------------------------------------------
                          LEGG MASON PARTNERS VARIABLE INCOME TRUST
                            Legg Mason Western Asset Variable
                               Adjustable Rate Income Portfolio
                          MET INVESTORS SERIES TRUST
                            BlackRock High Yield Portfolio -- Class A
                            Pioneer Strategic Income
                               Portfolio -- Class A
                            PIMCO Inflation Protected Bond
                               Portfolio -- Class A
                            PIMCO Total Return Portfolio -- Class B
                          METROPOLITAN SERIES FUND, INC.
                            BlackRock Bond Income Portfolio -- Class
                               A
                            BlackRock Money Market Portfolio -- Class
                               A
                            Western Asset Management U.S. Government
                               Portfolio -- Class A



GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

          Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in Good Order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider (currently 0.50%). The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations. (Currently, we offer a ten year Rider Period.)

          Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. If you add the GMWB Rider under this Rider Exchange Option, the initial RBB is the Contract Value on the date you elect to exchange the GMWB Rider for the GMAB Rider. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option (currently 0.75%).

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.


We will waive the termination of the rider if you assign the Contract in order to comply with the nontaxable exchange requirements of Section 1035 of the Code under the following limited circumstances: If the Section 1035 exchange is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable surrender charges.


The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on each business day that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

     - Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

     - If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

     - Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

     - If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected and any living benefit rider is terminated.

You may choose to annuitize at any time thirteen months after the Contract Date. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates (if applicable in your state), the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

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ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.") Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to a survivor under Options 3, 4 and 6 and/or the duration of the guarantee period under Options 2, 5 and 6.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. This option may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

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RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to terminate your traditional IRA, Roth IRA or other Qualified Contract.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNT

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The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine") and MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). On December 8, 2008, Separate Account Nine and Separate Account Ten along with certain other separate accounts (collectively, the "Former Separate Accounts") were combined with and into Separate Account Eleven (the "Combination").




We hold the assets of the Separate Account for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company, and the Company is obligated to pay them even if that amount exceeds the assets in the Separate Account. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company and our long-term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. The Company is regulated as an insurance company under state law, which includes generally limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2010, and it may be indexed for inflation in years after 2010. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $49,000 or 100% of pay for each participant in 2010.


ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)


GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.


If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.


Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.


The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.


LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.


The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.


Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANY

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

Before December 7, 2007, certain of the Contracts were issued by MetLife Life and Annuity Company of Connecticut, a stock life insurance company chartered in 1973 in Connecticut. These Contracts were funded through Separate Account Ten, a separate account registered with the SEC as a unit investment trust under the Investment

Company Act of 1940, as amended. On December 7, 2007, MLACC, a wholly-owned subsidiary of the Company and an indirect, wholly-owned subsidiary of MetLife, Inc., merged with and into the Company. Upon consummation of the merger, MLACC's corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLACC, including Separate Account Ten and its assets. Pursuant to the merger, therefore, Separate Account Ten became a separate account of the Company. As a result of the merger, the Company also has become responsible for all of MLACC's liabilities and obligations, including those created under the Contract as initially issued by MLACC (formerly known as The Travelers Life and Annuity Company) and outstanding on the date of the merger. The Contract has thereby become a variable contract funded by a separate account of the Company, and each owner thereof has become a Contract Owner of the Company.

FINANCIAL STATEMENTS

The financial statements of the Company and each of the Sub-Accounts of the Separate Account are located in the Statement of Additional Information. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.


MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contracts to new purchasers but it continues to accept Purchase Payments from Contract Owners.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Funds' shares in connection with the Contract.

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products.

The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., and MetLife Advisers, LLC. MetLife Advisers, LLC is an affiliate of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A

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                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES AND
           METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.75%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      0.876          0.855                --
                                                       2005      0.776          0.876             2,359
                                                       2004      0.729          0.776             2,370
                                                       2003      0.601          0.729             2,374
                                                       2002      0.885          0.601                --
                                                       2001      1.000          0.885                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.006          1.407           252,891
                                                       2008      1.662          1.006           342,120
                                                       2007      1.472          1.662           459,329
                                                       2006      1.244          1.472           499,813
                                                       2005      1.110          1.244           452,099
                                                       2004      0.995          1.110           280,265
                                                       2003      0.749          0.995            44,490
                                                       2002      0.893          0.749            28,091
                                                       2001      1.000          0.893            24,696

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.722          0.990           654,443
                                                       2008      1.312          0.722           804,791
                                                       2007      1.189          1.312         1,051,335
                                                       2006      1.097          1.189         1,105,439
                                                       2005      0.961          1.097           967,515
                                                       2004      0.869          0.961           715,936
                                                       2003      0.647          0.869           283,205
                                                       2002      0.871          0.647           273,031
                                                       2001      1.000          0.871           140,369

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.804          1.037           697,927
                                                       2008      1.317          0.804           875,143
                                                       2007      1.276          1.317         1,071,424
                                                       2006      1.127          1.276         1,146,120
                                                       2005      1.084          1.127         1,113,722
                                                       2004      0.999          1.084         1,064,059
                                                       2003      0.768          0.999           346,058
                                                       2002      0.957          0.768           234,659
                                                       2001      1.000          0.957           115,327

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.302          1.287                --
                                                       2005      1.121          1.302            94,259
                                                       2004      0.954          1.121            66,716
                                                       2003      0.777          0.954            14,371
                                                       2002      1.000          0.777                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.709          2.227                --
                                                       2005      1.623          1.709           169,958
                                                       2004      1.257          1.623            84,520
                                                       2003      0.954          1.257            21,110
                                                       2002      1.000          0.954                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.215          1.162                --
                                                       2007      1.154          1.215            61,149
                                                       2006      1.009          1.154            84,673
                                                       2005      0.983          1.009            83,215
                                                       2004      0.953          0.983            73,390
                                                       2003      0.800          0.953             9,791
                                                       2002      1.000          0.800                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      0.987          0.932                --
                                                       2007      1.130          0.987           228,303
                                                       2006      1.108          1.130           245,828
                                                       2005      1.066          1.108           240,373
                                                       2004      0.974          1.066           183,507
                                                       2003      0.753          0.974                --
                                                       2002      1.000          0.753                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.305          1.419                --
                                                       2005      1.205          1.305            26,564
                                                       2004      1.074          1.205               692
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.302          1.451                --
                                                       2005      1.203          1.302            10,580
                                                       2004      1.067          1.203             5,851
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2009      1.007          1.341           259,339
                                                       2008      1.789          1.007           294,834
                                                       2007      1.552          1.789           419,739
                                                       2006      1.418          1.552           429,800
                                                       2005      1.237          1.418           249,603
                                                       2004      1.093          1.237           185,381
                                                       2003      0.867          1.093                --
                                                       2002      1.000          0.867                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2009      0.846          1.129                --
                                                       2008      1.468          0.846                --
                                                       2007      1.400          1.468            27,620
                                                       2006      1.252          1.400            27,620
                                                       2005      1.055          1.252                --
                                                       2004      1.061          1.055                --
                                                       2003      0.864          1.061                --
                                                       2002      1.000          0.864                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.225          1.683           174,150
                                                       2008      2.065          1.225           205,270
                                                       2007      1.822          2.065           247,260
                                                       2006      1.650          1.822           239,450
                                                       2005      1.422          1.650           260,406
                                                       2004      1.161          1.422           182,894
                                                       2003      0.855          1.161            30,317
                                                       2002      1.000          0.855             4,541

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.246          1.450                --
                                                       2005      1.147          1.246           176,908
                                                       2004      1.036          1.147           111,131
                                                       2003      0.843          1.036                --
                                                       2002      1.000          0.843                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.531          3.211                --
                                                       2007      2.791          3.531            78,059
                                                       2006      2.217          2.791            90,305
                                                       2005      1.770          2.217            86,871
                                                       2004      1.444          1.770            14,266
                                                       2003      1.000          1.444             1,599

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      0.929          1.252            95,747
                                                       2008      1.586          0.929            78,151
                                                       2007      1.398          1.586           209,692
                                                       2006      1.172          1.398           131,264
                                                       2005      1.082          1.172            79,049
                                                       2004      0.929          1.082            77,269
                                                       2003      0.715          0.929            77,269
                                                       2002      0.894          0.715            77,269
                                                       2001      1.000          0.894           142,176

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.251          1.497                --
                                                       2005      1.169          1.251           376,686
                                                       2004      1.026          1.169           251,177
                                                       2003      0.790          1.026            34,635
                                                       2002      1.000          0.790                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.063          1.086                --
                                                       2005      1.067          1.063            34,026
                                                       2004      1.000          1.067            13,400

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.148          1.186                --
                                                       2005      1.085          1.148             2,461
                                                       2004      1.020          1.085             2,464
                                                       2003      0.913          1.020                --
                                                       2002      1.000          0.913                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2009      0.984          1.215                --
                                                       2008      1.411          0.984                --
                                                       2007      1.180          1.411                --
                                                       2006      1.129          1.180                --
                                                       2005      1.023          1.129                --
                                                       2004      0.911          1.023                --
                                                       2003      0.735          0.911                --
                                                       2002      1.000          0.735                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2009      0.679          1.047                --
                                                       2008      1.233          0.679                --
                                                       2007      1.031          1.233             9,525
                                                       2006      0.973          1.031                --
                                                       2005      0.888          0.973                --
                                                       2004      0.898          0.888                --
                                                       2003      0.624          0.898                --
                                                       2002      1.000          0.624                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.193          1.124                --
                                                       2007      1.110          1.193            38,169
                                                       2006      0.958          1.110            38,894
                                                       2005      0.924          0.958            39,609
                                                       2004      0.899          0.924            26,988
                                                       2003      0.740          0.899            15,086
                                                       2002      1.000          0.740                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.538          1.723                --
                                                       2005      1.505          1.538            51,576
                                                       2004      1.333          1.505            37,399
                                                       2003      1.000          1.333             4,014

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.591          0.781           261,827
                                                       2008      1.009          0.591           271,179
                                                       2007      1.047          1.009           325,483

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      0.851          1.021           346,562
                                                       2008      1.224          0.851           346,083
                                                       2007      1.184          1.224           402,738

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.751          0.955           487,542
                                                       2008      1.206          0.751           508,259
                                                       2007      1.260          1.206           602,641

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.779          0.953           348,368
                                                       2008      1.231          0.779           359,088
                                                       2007      1.206          1.231           398,122
                                                       2006      1.038          1.206           254,576
                                                       2005      0.991          1.038           276,329
                                                       2004      0.914          0.991           260,914
                                                       2003      0.703          0.914           178,682
                                                       2002      0.929          0.703           180,225
                                                       2001      1.000          0.929           180,225

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.661          0.924           253,987
                                                       2008      1.072          0.661           253,994
                                                       2007      1.072          1.072           341,659

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.712          0.999            74,674
                                                       2008      1.223          0.712           142,298
                                                       2007      1.131          1.223           156,957
                                                       2006      1.021          1.131           198,333
                                                       2005      0.990          1.021           171,939
                                                       2004      0.875          0.990           137,676
                                                       2003      0.598          0.875            87,445
                                                       2002      0.933          0.598            15,870
                                                       2001      1.000          0.933                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.694          0.675                --
                                                       2008      1.130          0.694           174,018
                                                       2007      1.096          1.130           239,256
                                                       2006      0.969          1.096           372,435
                                                       2005      0.946          0.969           368,565
                                                       2004      0.873          0.946           239,442
                                                       2003      0.695          0.873            46,366
                                                       2002      0.912          0.695                --
                                                       2001      1.000          0.912                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.940          1.134                --
                                                       2008      1.278          0.940                --
                                                       2007      1.173          1.278            19,018
                                                       2006      1.109          1.173                --
                                                       2005      1.081          1.109                --
                                                       2004      1.000          1.081             3,000

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.788          0.909           104,296
                                                       2008      1.017          0.788           105,841
                                                       2007      1.021          1.017           114,039
                                                       2006      0.998          1.021           145,244
                                                       2005      0.992          0.998           145,004
                                                       2004      0.998          0.992           152,003
                                                       2003      1.000          0.998                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.194          1.252                --
                                                       2006      1.029          1.194           221,359
                                                       2005      1.006          1.029           236,352
                                                       2004      0.946          1.006           242,854
                                                       2003      0.692          0.946            97,374
                                                       2002      0.940          0.692            99,440
                                                       2001      1.000          0.940            95,599

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.186          1.235                --
                                                       2006      1.158          1.186            33,023
                                                       2005      1.120          1.158           102,401
                                                       2004      1.134          1.120            73,347
                                                       2003      0.799          1.134            19,756
                                                       2002      1.000          0.799                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.315          1.361                --
                                                       2006      1.205          1.315           112,039
                                                       2005      1.116          1.205           125,781
                                                       2004      1.041          1.116           112,114
                                                       2003      0.756          1.041                --
                                                       2002      1.000          0.756                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.223          1.277                --
                                                       2006      1.107          1.223             6,353
                                                       2005      1.087          1.107             6,345
                                                       2004      1.021          1.087             6,486
                                                       2003      0.798          1.021             1,109
                                                       2002      1.000          0.798                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.607          1.669                --
                                                       2006      1.394          1.607            70,265
                                                       2005      1.374          1.394            73,186
                                                       2004      1.242          1.374            51,610
                                                       2003      1.000          1.242             5,319

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.797          1.979                --
                                                       2006      1.629          1.797           182,534
                                                       2005      1.532          1.629           134,534
                                                       2004      1.257          1.532           107,707
                                                       2003      1.000          1.257             5,215

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.098          1.132                --
                                                       2005      1.076          1.098            24,100
                                                       2004      1.000          1.076            14,156

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.428          1.375                --
                                                       2007      1.370          1.428           166,118
                                                       2006      1.440          1.370           183,905

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      1.060          1.535            76,153
                                                       2008      1.422          1.060           161,716
                                                       2007      1.408          1.422           201,057
                                                       2006      1.337          1.408           183,994

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.064          1.115                --
                                                       2006      1.006          1.064            21,629

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.686          0.803             1,411
                                                       2008      1.113          0.686             1,344
                                                       2007      1.106          1.113            14,107

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.586          0.778           242,161
                                                       2008      1.020          0.586           267,023
                                                       2007      1.219          1.020           286,058
                                                       2006      1.003          1.219           347,976

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.969          1.229             5,044
                                                       2008      1.318          0.969             6,290
                                                       2007      1.355          1.318             5,673
                                                       2006      1.272          1.355             5,990

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.936          1.430            24,315
                                                       2008      1.607          0.936            24,383
                                                       2007      1.649          1.607            38,651
                                                       2006      1.498          1.649            59,974

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      0.966          1.359            66,770
                                                       2008      1.690          0.966            69,502
                                                       2007      1.318          1.690            87,981
                                                       2006      1.287          1.318           103,482

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.673          0.904                --
                                                       2008      1.066          0.673                --
                                                       2008      1.109          1.066                --
                                                       2007      1.253          1.109                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.918          0.907                --
                                                       2008      1.249          0.918             8,035
                                                       2007      1.195          1.249           127,146
                                                       2006      1.132          1.195           138,370

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.124          1.515           101,868
                                                       2008      1.402          1.124           117,743
                                                       2007      1.335          1.402           254,409
                                                       2006      1.275          1.335           234,741

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.689          0.801           100,706
                                                       2008      1.100          0.689           223,122
                                                       2007      1.077          1.100           330,560
                                                       2006      1.001          1.077           234,217

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.637          0.792           178,539
                                                       2008      1.058          0.637           211,511
                                                       2007      1.071          1.058           248,076
                                                       2006      1.002          1.071                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.610          0.580                --
                                                       2008      1.083          0.610             6,194
                                                       2007      0.985          1.083            18,229
                                                       2006      0.998          0.985            21,117

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.839          1.107             2,920
                                                       2008      1.391          0.839             3,002
                                                       2007      1.271          1.391             3,004
                                                       2006      1.282          1.271             2,995

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.472          2.443            45,846
                                                       2008      3.216          1.472            58,815

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      0.926          1.197            97,804
                                                       2008      1.635          0.926            97,804
                                                       2007      1.558          1.635            97,804

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.104          1.284            77,695
                                                       2008      1.203          1.104           124,237
                                                       2007      1.137          1.203           267,525

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.389          1.546           517,755

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.071          1.304                (0)
                                                       2008      1.623          1.071             7,418
                                                       2007      1.573          1.623            11,229
                                                       2006      1.464          1.573            40,080

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.149          1.268                --
                                                       2006      1.093          1.149             3,492

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.069          1.398            41,377
                                                       2008      1.219          1.069            30,050
                                                       2007      1.163          1.219            57,114
                                                       2006      1.124          1.163            64,529

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.675          0.839           331,361
                                                       2008      0.979          0.675           322,476
                                                       2007      1.028          0.979           315,283
                                                       2006      1.003          1.028           150,826

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.804          1.003            43,923

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.546          0.801            13,581
                                                       2008      1.025          0.546            16,209
                                                       2007      0.866          1.025            42,023
                                                       2006      0.888          0.866           102,647

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.146          1.233           157,474
                                                       2008      1.208          1.146           153,288
                                                       2007      1.157          1.208           371,471
                                                       2006      1.115          1.157           192,781

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.921          1.067             6,760

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.566          0.712            61,167

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.065          1.051           376,462
                                                       2008      1.054          1.065           663,482
                                                       2007      1.020          1.054           115,358
                                                       2006      0.999          1.020            52,647

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.714          0.926            35,804
                                                       2008      1.158          0.714            56,084

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.528          0.551                --
                                                       2008      0.974          0.528            60,885
                                                       2007      0.954          0.974           100,008
                                                       2006      0.942          0.954           173,985

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.747          0.893            39,068
                                                       2008      1.246          0.747            41,522
                                                       2007      1.218          1.246           145,266
                                                       2006      1.188          1.218           186,862

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.629          0.813                --
                                                       2008      1.075          0.629                --
                                                       2007      1.059          1.075                --
                                                       2006      1.002          1.059                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.909          1.077                --
                                                       2008      1.080          0.909                --
                                                       2007      1.042          1.080                --
                                                       2006      1.001          1.042                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.832          1.011             7,123
                                                       2008      1.079          0.832             7,155
                                                       2007      1.048          1.079           284,428
                                                       2006      1.002          1.048            92,679

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.757          0.942             5,686
                                                       2008      1.080          0.757            28,846
                                                       2007      1.053          1.080           166,845
                                                       2006      1.002          1.053           157,570

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.689          0.873           170,936
                                                       2008      1.080          0.689           170,973
                                                       2007      1.058          1.080           171,005
                                                       2006      1.002          1.058           171,005

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.698          0.858            81,940

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      0.990          1.151           202,747
                                                       2008      1.297          0.990           252,857
                                                       2007      1.267          1.297           556,949
                                                       2006      1.186          1.267           625,757

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.979          1.163           106,715
                                                       2008      1.477          0.979           106,710
                                                       2007      1.396          1.477            89,459
                                                       2006      1.265          1.396            87,894

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.640          0.880           314,554
                                                       2008      1.096          0.640           364,602
                                                       2007      1.050          1.096           510,471
                                                       2006      0.996          1.050           580,284

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.653          0.917             2,020
                                                       2008      1.145          0.653             2,031
                                                       2007      1.068          1.145             2,041
                                                       2006      0.998          1.068             2,049

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2009      0.613          0.835           106,405
                                                       2008      0.934          0.613           158,600

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.153          1.196                --
                                                       2006      1.086          1.153            30,704

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.080          1.109             7,998
                                                       2008      1.101          1.080             6,212
                                                       2007      1.072          1.101             9,733
                                                       2006      1.037          1.072            11,531

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.991          0.999                --
                                                       2005      0.980          0.991            52,937
                                                       2004      0.987          0.980            54,444
                                                       2003      0.997          0.987                --
                                                       2002      1.000          0.997                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.113          1.333                --
                                                       2005      1.071          1.113            54,246
                                                       2004      1.000          1.071             2,000

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.111          1.132                --
                                                       2006      1.122          1.111           281,697
                                                       2005      1.119          1.122           344,182
                                                       2004      1.045          1.119           284,471
                                                       2003      1.000          1.045                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.341          1.385                --
                                                       2008      1.303          1.341           498,785
                                                       2007      1.219          1.303           714,373
                                                       2006      1.195          1.219           834,763
                                                       2005      1.187          1.195           667,645
                                                       2004      1.151          1.187           543,076
                                                       2003      1.115          1.151           311,064
                                                       2002      1.041          1.115           172,708
                                                       2001      1.000          1.041            68,142

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.448          1.566                --
                                                       2006      1.153          1.448           153,053
                                                       2005      1.046          1.153           153,053
                                                       2004      0.916          1.046           140,081
                                                       2003      0.725          0.916            97,804
                                                       2002      0.897          0.725           102,304
                                                       2001      1.000          0.897            16,745

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.827          1.950                --
                                                       2006      1.585          1.827           116,911
                                                       2005      1.507          1.585           119,187
                                                       2004      1.215          1.507            58,592
                                                       2003      0.826          1.215            16,949
                                                       2002      1.029          0.826             3,058
                                                       2001      1.000          1.029                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.938          0.998                --
                                                       2005      0.877          0.938            26,656
                                                       2004      0.838          0.877            19,836
                                                       2003      0.660          0.838             7,409
                                                       2002      0.882          0.660             2,329
                                                       2001      1.000          0.882                --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.197          1.275                --
                                                       2005      1.214          1.197           348,320
                                                       2004      1.162          1.214           506,571
                                                       2003      0.937          1.162               960
                                                       2002      1.000          0.937                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.319          1.440                --
                                                       2005      1.194          1.319           192,667
                                                       2004      1.043          1.194           149,237
                                                       2003      0.794          1.043                --
                                                       2002      1.000          0.794                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.132          1.188                --
                                                       2005      1.102          1.132           240,681
                                                       2004      1.021          1.102           347,592
                                                       2003      0.792          1.021            32,029
                                                       2002      0.936          0.792            14,899
                                                       2001      1.000          0.936                --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.304          1.337                --
                                                       2005      1.294          1.304           143,782
                                                       2004      1.193          1.294            91,887
                                                       2003      0.992          1.193                --
                                                       2002      1.000          0.992                --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.104          1.142                --
                                                       2005      1.066          1.104             6,096
                                                       2004      0.982          1.066           136,774
                                                       2003      0.783          0.982                --
                                                       2002      1.000          0.783                --

  Travelers Large Cap Subaccount (11/99).............  2006      0.914          0.942                --
                                                       2005      0.856          0.914           110,093
                                                       2004      0.818          0.856            91,653
                                                       2003      0.668          0.818            29,629
                                                       2002      0.880          0.668                --
                                                       2001      1.000          0.880                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.109          1.178                --
                                                       2005      1.000          1.109                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.020          1.023                --
                                                       2005      1.000          1.020                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.054          1.091                --
                                                       2005      1.000          1.054            24,396

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.087          1.133                --
                                                       2005      1.000          1.087           115,455

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.030          1.050                --
                                                       2005      1.000          1.030             6,911

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      0.948          1.006                --
                                                       2005      0.861          0.948            25,238
                                                       2004      0.756          0.861             6,034
                                                       2003      0.635          0.756                --
                                                       2002      0.863          0.635                --
                                                       2001      1.000          0.863                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      0.840          0.888                --
                                                       2005      0.829          0.840           104,129
                                                       2004      0.740          0.829            76,840
                                                       2003      0.549          0.740             1,104
                                                       2002      1.000          0.549                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.150          1.186                --
                                                       2005      1.137          1.150           679,511
                                                       2004      1.038          1.137           772,719
                                                       2003      0.906          1.038            35,558
                                                       2002      0.973          0.906            23,468
                                                       2001      1.000          0.973            19,775

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.171          1.265                --
                                                       2005      1.120          1.171            62,455
                                                       2004      1.000          1.120            50,595

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.305          1.498                --
                                                       2005      1.212          1.305            64,107
                                                       2004      1.066          1.212            37,016
                                                       2003      0.843          1.066                --
                                                       2002      1.000          0.843                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.381          1.464                --
                                                       2005      1.326          1.381            40,574
                                                       2004      1.214          1.326            34,509
                                                       2003      1.000          1.214                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.039          1.093                --
                                                       2005      1.000          1.039             3,410

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.114          1.124                --
                                                       2005      1.093          1.114            41,709
                                                       2004      1.000          1.093             2,053

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.126          1.115                --
                                                       2005      1.127          1.126           483,338
                                                       2004      1.110          1.127           456,867
                                                       2003      1.056          1.110            56,643
                                                       2002      1.000          1.056                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      0.784          0.818                --
                                                       2005      0.782          0.784            39,104
                                                       2004      0.722          0.782            71,647
                                                       2003      0.554          0.722            53,375
                                                       2002      0.849          0.554            51,790
                                                       2001      1.000          0.849            51,817

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.114          1.282                --
                                                       2005      1.000          1.114             2,967

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.110          1.272                --
                                                       2005      1.000          1.110             5,889

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.076          1.037                --
                                                       2005      1.050          1.076            15,216
                                                       2004      1.000          1.050             6,241

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.803          0.778                --
                                                       2008      1.272          0.803            61,533
                                                       2007      1.326          1.272            72,024
                                                       2006      1.162          1.326            97,545
                                                       2005      1.136          1.162           111,661
                                                       2004      0.985          1.136            66,980
                                                       2003      0.766          0.985                --
                                                       2002      1.000          0.766                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.627          0.642                --
                                                       2008      1.121          0.627                --
                                                       2007      1.014          1.121                --
                                                       2006      0.967          1.014                --
                                                       2005      0.912          0.967                --
                                                       2004      0.894          0.912                --
                                                       2003      0.724          0.894                --
                                                       2002      1.000          0.724                --





             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.75%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.180          1.141               --
                                                       2005      1.056          1.180               --
                                                       2004      1.000          1.056               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.967          1.339               --
                                                       2008      1.614          0.967               --
                                                       2007      1.444          1.614               --
                                                       2006      1.233          1.444               --
                                                       2005      1.111          1.233               --
                                                       2004      1.000          1.111               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.782          1.061               --
                                                       2008      1.435          0.782               --
                                                       2007      1.313          1.435               --
                                                       2006      1.225          1.313               --
                                                       2005      1.083          1.225               --
                                                       2004      1.000          1.083               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.758          0.967            3,657
                                                       2008      1.253          0.758            3,663
                                                       2007      1.226          1.253            3,668
                                                       2006      1.094          1.226            3,613
                                                       2005      1.063          1.094            3,617
                                                       2004      1.000          1.063               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.342          1.323               --
                                                       2005      1.167          1.342           21,166
                                                       2004      1.000          1.167               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.340          1.729               --
                                                       2005      1.285          1.340           10,634
                                                       2004      1.000          1.285               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.224          1.167               --
                                                       2007      1.174          1.224           10,171
                                                       2006      1.036          1.174           10,171
                                                       2005      1.020          1.036           10,171
                                                       2004      1.000          1.020               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      0.981          0.596               --
                                                       2007      1.134          0.981               --
                                                       2006      1.123          1.134               --
                                                       2005      1.091          1.123               --
                                                       2004      1.000          1.091               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.195          1.294               --
                                                       2005      1.114          1.195            3,401
                                                       2004      1.000          1.114               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.197          1.329               --
                                                       2005      1.117          1.197               --
                                                       2004      1.000          1.117               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2009      0.865          1.139               --
                                                       2008      1.551          0.865               --
                                                       2007      1.359          1.551               --
                                                       2006      1.254          1.359               --
                                                       2005      1.105          1.254               --
                                                       2004      1.000          1.105               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2009      0.799          1.056               --
                                                       2008      1.401          0.799               --
                                                       2007      1.349          1.401               --
                                                       2006      1.218          1.349               --
                                                       2005      1.038          1.218               --
                                                       2004      1.000          1.038               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.014          1.378               --
                                                       2008      1.725          1.014               --
                                                       2007      1.538          1.725               --
                                                       2006      1.406          1.538               --
                                                       2005      1.224          1.406               --
                                                       2004      1.000          1.224               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.181          1.360               --
                                                       2005      1.098          1.181               --
                                                       2004      1.000          1.098               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.437          2.209               --
                                                       2007      1.945          2.437            7,876
                                                       2006      1.561          1.945            7,876
                                                       2005      1.259          1.561            7,876
                                                       2004      1.000          1.259               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      0.952          1.269            9,241
                                                       2008      1.641          0.952            9,241
                                                       2007      1.461          1.641            9,241
                                                       2006      1.236          1.461            9,241
                                                       2005      1.154          1.236            9,241
                                                       2004      1.000          1.154               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.183          1.402               --
                                                       2005      1.117          1.183               --
                                                       2004      1.000          1.117               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.058          1.078               --
                                                       2005      1.073          1.058               --
                                                       2004      1.000          1.073               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.117          1.149               --
                                                       2005      1.066          1.117               --
                                                       2004      1.000          1.066               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2009      0.958          1.171               --
                                                       2008      1.387          0.958               --
                                                       2007      1.172          1.387               --
                                                       2006      1.133          1.172               --
                                                       2005      1.036          1.133               --
                                                       2004      1.000          1.036               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2009      0.772          1.178               --
                                                       2008      1.416          0.772               --
                                                       2007      1.196          1.416               --
                                                       2006      1.140          1.196               --
                                                       2005      1.050          1.140               --
                                                       2004      1.000          1.050               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.360          1.276               --
                                                       2007      1.278          1.360               --
                                                       2006      1.114          1.278               --
                                                       2005      1.085          1.114               --
                                                       2004      1.000          1.085               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.137          1.263               --
                                                       2005      1.123          1.137               --
                                                       2004      1.000          1.123               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.700          0.917               --
                                                       2008      1.208          0.700               --
                                                       2007      1.262          1.208               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      0.867          1.030               --
                                                       2008      1.260          0.867               --
                                                       2007      1.227          1.260               --

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.743          0.935              948
                                                       2008      1.205          0.743            1,705
                                                       2007      1.268          1.205            1,705

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.813          0.985               --
                                                       2008      1.298          0.813               --
                                                       2007      1.285          1.298               --
                                                       2006      1.116          1.285               --
                                                       2005      1.077          1.116               --
                                                       2004      1.000          1.077               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.643          0.891               --
                                                       2008      1.054          0.643               --
                                                       2007      1.061          1.054               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.804          1.117            8,856
                                                       2008      1.394          0.804            8,856
                                                       2007      1.303          1.394            8,856
                                                       2006      1.187          1.303            8,856
                                                       2005      1.163          1.187            8,856
                                                       2004      1.000          1.163               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.753          0.730               --
                                                       2008      1.238          0.753               --
                                                       2007      1.213          1.238               --
                                                       2006      1.083          1.213               --
                                                       2005      1.067          1.083               --
                                                       2004      1.000          1.067               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.896          1.071               --
                                                       2008      1.232          0.896               --
                                                       2007      1.142          1.232               --
                                                       2006      1.090          1.142               --
                                                       2005      1.073          1.090               --
                                                       2004      1.000          1.073               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.759          0.867               --
                                                       2008      0.990          0.759               --
                                                       2007      1.004          0.990               --
                                                       2006      0.992          1.004               --
                                                       2005      0.996          0.992               --
                                                       2004      1.000          0.996               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.227          1.283               --
                                                       2006      1.068          1.227               --
                                                       2005      1.055          1.068               --
                                                       2004      1.000          1.055               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.026          1.065               --
                                                       2006      1.012          1.026               --
                                                       2005      0.988          1.012               --
                                                       2004      1.000          0.988               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.215          1.254               --
                                                       2006      1.125          1.215               --
                                                       2005      1.052          1.125               --
                                                       2004      1.000          1.052               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.172          1.220               --
                                                       2006      1.072          1.172               --
                                                       2005      1.063          1.072               --
                                                       2004      1.000          1.063               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.258          1.302               --
                                                       2006      1.102          1.258               --
                                                       2005      1.097          1.102               --
                                                       2004      1.000          1.097               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.332          1.462               --
                                                       2006      1.219          1.332            3,255
                                                       2005      1.158          1.219            3,259
                                                       2004      1.000          1.158               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.080          1.110               --
                                                       2005      1.069          1.080               --
                                                       2004      1.000          1.069               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.295          1.244               --
                                                       2007      1.256          1.295               --
                                                       2006      1.329          1.256               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      0.846          1.214               --
                                                       2008      1.147          0.846               --
                                                       2007      1.147          1.147            3,336
                                                       2006      1.097          1.147               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.359          1.420               --
                                                       2006      1.293          1.359               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.859          0.996            3,147
                                                       2008      1.408          0.859            3,152
                                                       2007      1.408          1.408               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.571          0.750           11,110
                                                       2008      1.003          0.571           11,110
                                                       2007      1.211          1.003           11,110
                                                       2006      1.003          1.211           15,298

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.934          1.173               --
                                                       2008      1.284          0.934               --
                                                       2007      1.333          1.284               --
                                                       2006      1.260          1.333               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.847          1.282               --
                                                       2008      1.469          0.847               --
                                                       2007      1.523          1.469               --
                                                       2006      1.393          1.523               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      0.966          1.346           21,166
                                                       2008      1.708          0.966           21,166
                                                       2007      1.346          1.708           21,166
                                                       2006      1.323          1.346           21,166

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.649          0.863               --
                                                       2008      1.035          0.649               --
                                                       2008      1.081          1.035               --
                                                       2007      1.230          1.081               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.876          0.863               --
                                                       2008      1.205          0.876               --
                                                       2007      1.165          1.205               --
                                                       2006      1.110          1.165               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      0.925          1.234               --
                                                       2008      1.166          0.925               --
                                                       2007      1.121          1.166               --
                                                       2006      1.078          1.121               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.671          0.772               --
                                                       2008      1.082          0.671               --
                                                       2007      1.069          1.082               --
                                                       2006      1.001          1.069               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.620          0.763               --
                                                       2008      1.041          0.620               --
                                                       2007      1.064          1.041            4,074
                                                       2006      1.002          1.064               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.703          0.666               --
                                                       2008      1.260          0.703           25,212
                                                       2007      1.158          1.260           25,212
                                                       2006      1.181          1.158           25,212

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.810          1.057               --
                                                       2008      1.355          0.810               --
                                                       2007      1.251          1.355               --
                                                       2006      1.270          1.251               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.005          1.652            7,876
                                                       2008      2.212          1.005            7,876

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      0.983          1.259               --
                                                       2008      1.754          0.983               --
                                                       2007      1.683          1.754               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.009          1.163           11,909
                                                       2008      1.111          1.009               --
                                                       2007      1.058          1.111               --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.168          1.292               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.847          1.020               --
                                                       2008      1.296          0.847               --
                                                       2007      1.269          1.296               --
                                                       2006      1.189          1.269               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.131          1.244               --
                                                       2006      1.083          1.131               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.035          1.340               --
                                                       2008      1.192          1.035               --
                                                       2007      1.149          1.192               --
                                                       2006      1.118          1.149               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.657          0.809               --
                                                       2008      0.963          0.657               --
                                                       2007      1.021          0.963               --
                                                       2006      1.003          1.021               --

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.765          0.947            3,476

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.678          0.984               --
                                                       2008      1.285          0.678               --
                                                       2007      1.097          1.285               --
                                                       2006      1.132          1.097               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.006          1.072            2,519
                                                       2008      1.071          1.006            2,523
                                                       2007      1.036          1.071               --
                                                       2006      1.005          1.036               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.877          1.009               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.662          0.827           26,044

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.036          1.012            7,693
                                                       2008      1.035          1.036           18,119
                                                       2007      1.013          1.035           18,148
                                                       2006      0.998          1.013           18,177

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.712          0.914           10,171
                                                       2008      1.162          0.712           10,171

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.620          0.645               --
                                                       2008      1.155          0.620               --
                                                       2007      1.142          1.155               --
                                                       2006      1.136          1.142               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.716          0.847               --
                                                       2008      1.206          0.716               --
                                                       2007      1.191          1.206               --
                                                       2006      1.170          1.191               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.612          0.783               --
                                                       2008      1.057          0.612               --
                                                       2007      1.052          1.057               --
                                                       2006      1.002          1.052               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.885          1.038               --
                                                       2008      1.063          0.885               --
                                                       2007      1.035          1.063               --
                                                       2006      1.001          1.035               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.810          0.974               --
                                                       2008      1.061          0.810               --
                                                       2007      1.041          1.061               --
                                                       2006      1.002          1.041               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.737          0.908            3,593
                                                       2008      1.062          0.737            3,599
                                                       2007      1.046          1.062               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.670          0.842               --
                                                       2008      1.062          0.670               --
                                                       2007      1.051          1.062               --
                                                       2006      1.002          1.051               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.755          0.921               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      0.915          1.054            3,686
                                                       2008      1.211          0.915            3,692
                                                       2007      1.195          1.211            3,697
                                                       2006      1.126          1.195               --

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.944          1.110               --
                                                       2008      1.439          0.944               --
                                                       2007      1.374          1.439               --
                                                       2006      1.253          1.374               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.623          0.848               --
                                                       2008      1.078          0.623               --
                                                       2007      1.043          1.078            4,345
                                                       2006      0.996          1.043            4,413

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.635          0.884               --
                                                       2008      1.126          0.635               --
                                                       2007      1.061          1.126               --
                                                       2006      0.998          1.061               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2009      0.603          0.813               --
                                                       2008      0.925          0.603               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.136          1.175               --
                                                       2006      1.078          1.136               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.071          1.089               --
                                                       2006      1.043          1.071               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.993          0.998               --
                                                       2005      0.992          0.993           18,207
                                                       2004      1.000          0.992               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.091          1.296               --
                                                       2005      1.060          1.091               --
                                                       2004      1.000          1.060               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.036          1.053               --
                                                       2006      1.058          1.036            3,156
                                                       2005      1.065          1.058            3,160
                                                       2004      1.000          1.065               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.132          1.165               --
                                                       2008      1.110          1.132               --
                                                       2007      1.049          1.110               --
                                                       2006      1.039          1.049               --
                                                       2005      1.042          1.039               --
                                                       2004      1.000          1.042               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.569          1.692               --
                                                       2006      1.263          1.569               --
                                                       2005      1.157          1.263               --
                                                       2004      1.000          1.157               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.415          1.505               --
                                                       2006      1.240          1.415               --
                                                       2005      1.190          1.240               --
                                                       2004      1.000          1.190               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.113          1.181               --
                                                       2005      1.052          1.113           25,212
                                                       2004      1.000          1.052               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.016          1.078               --
                                                       2005      1.040          1.016               --
                                                       2004      1.000          1.040               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.221          1.329               --
                                                       2005      1.116          1.221               --
                                                       2004      1.000          1.116               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.118          1.170               --
                                                       2005      1.100          1.118               --
                                                       2004      1.000          1.100               --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.074          1.097               --
                                                       2005      1.076          1.074               --
                                                       2004      1.000          1.076               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.104          1.138               --
                                                       2005      1.077          1.104               --
                                                       2004      1.000          1.077               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.106          1.136               --
                                                       2005      1.046          1.106               --
                                                       2004      1.000          1.046               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.102          1.167               --
                                                       2005      1.000          1.102               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.014          1.013               --
                                                       2005      1.000          1.014               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.047          1.081               --
                                                       2005      1.000          1.047               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.080          1.122               --
                                                       2005      1.000          1.080               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.025          1.041               --
                                                       2005      1.000          1.025               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.223          1.293               --
                                                       2005      1.122          1.223               --
                                                       2004      1.000          1.122               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.074          1.132               --
                                                       2005      1.071          1.074               --
                                                       2004      1.000          1.071               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.095          1.126               --
                                                       2005      1.093          1.095               --
                                                       2004      1.000          1.093               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.164          1.253               --
                                                       2005      1.124          1.164               --
                                                       2004      1.000          1.124               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.217          1.393               --
                                                       2005      1.143          1.217               --
                                                       2004      1.000          1.143               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.125          1.189               --
                                                       2005      1.091          1.125               --
                                                       2004      1.000          1.091               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.033          1.083               --
                                                       2005      1.000          1.033               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.111          1.118               --
                                                       2005      1.101          1.111               --
                                                       2004      1.000          1.101               --

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.018          1.005               --
                                                       2005      1.029          1.018               --
                                                       2004      1.000          1.029               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.087          1.130               --
                                                       2005      1.095          1.087               --
                                                       2004      1.000          1.095               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.107          1.270               --
                                                       2005      1.000          1.107               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.260               --
                                                       2005      1.000          1.103               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.086          1.043               --
                                                       2005      1.070          1.086               --
                                                       2004      1.000          1.070               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.766          0.740               --
                                                       2008      1.226          0.766            3,481
                                                       2007      1.291          1.226            3,486
                                                       2006      1.143          1.291            3,422
                                                       2005      1.129          1.143            3,427
                                                       2004      1.000          1.129               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.684          0.698               --
                                                       2008      1.235          0.684               --
                                                       2007      1.129          1.235               --
                                                       2006      1.087          1.129               --
                                                       2005      1.035          1.087               --
                                                       2004      1.000          1.035               --





---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2009.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2009 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.




Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.





Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.





Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

                                   APPENDIX B

--------------------------------------------------------------------------------





                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a name change or liquidation. The chart below identifies the former name and new name of each of these Underlying Funds.



FUND NAME CHANGES



               FORMER FUND NAME                                NEW FUND NAME
---------------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Aggressive        Legg Mason Partners Variable Aggressive
     Growth Portfolio                               Growth Portfolio
  Legg Mason Partners Variable Appreciation      Legg Mason ClearBridge Variable
     Portfolio                                      Appreciation Portfolio
  Legg Mason Partners Variable Fundamental       Legg Mason ClearBridge Variable
     Value Portfolio                                Fundamental All Cap Value Portfolio
  Legg Mason Partners Variable Investors         Legg Mason ClearBridge Variable Large Cap
     Portfolio                                      Value Portfolio
  Legg Mason Partners Variable Large Cap         Legg Mason ClearBridge Variable Large Cap
     Growth Portfolio                               Growth Portfolio
  Legg Mason Partners Variable Small Cap         Legg Mason ClearBridge Variable Small Cap
     Growth Portfolio                               Growth Portfolio
  Legg Mason Partners Variable Social            Legg Mason Investment Counsel Variable
     Awareness Portfolio                            Social Awareness Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST      LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Partners Variable Adjustable        Legg Mason Western Asset Variable
     Rate Income Portfolio                          Adjustable Rate Income Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Met/AIM Small Cap Growth Portfolio             Invesco Small Cap Growth Portfolio





UNDERLYING FUND LIQUIDATION


The following Underlying Fund was liquidated and is no longer available in your contract.



JANUS ASPEN SERIES
  Global Life Sciences Portfolio

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.


Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------





               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



          The Insurance Company



          Principal Underwriter



          Distribution and Principal Underwriting Agreement



          Valuation of Assets



          Federal Tax Considerations



          Independent Registered Public Accounting Firm



          Condensed Financial Information



          Financial Statements



A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated May 1, 2010 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.



Name:  ------------------------------------------------



Address:  ---------------------------------------------

                   VINTAGE L(SM) VARIABLE ANNUITY PROSPECTUS:

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES


                                   MAY 1, 2010


This prospectus describes VINTAGE L VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Janus Forty Portfolio -- Class A
  American Funds Global Growth Fund                Lazard Mid Cap Portfolio -- Class B
  American Funds Growth Fund                       Lord Abbett Growth and Income
  American Funds Growth-Income Fund                   Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE PRODUCTS            Lord Abbett Mid Cap Value
  Contrafund(R) Portfolio -- Service Class            Portfolio -- Class B
  Mid Cap Portfolio -- Service Class 2             Met/Templeton Growth Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     MFS(R) Emerging Markets Equity
  TRUST -- CLASS 2                                    Portfolio -- Class B
  Franklin Income Securities Fund                  PIMCO Inflation Protected Bond
  Templeton Foreign Securities Fund                   Portfolio -- Class A
JANUS ASPEN SERIES -- SERVICE SHARES               PIMCO Total Return Portfolio -- Class B
  Enterprise Portfolio                             Pioneer Fund Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Pioneer Strategic Income Portfolio -- Class
  Legg Mason ClearBridge Variable Aggressive          A
     Growth Portfolio -- Class I                   Third Avenue Small Cap Value
  Legg Mason ClearBridge Variable                     Portfolio -- Class B
     Appreciation Portfolio -- Class I           METROPOLITAN SERIES FUND, INC.
  Legg Mason ClearBridge Variable Equity           BlackRock Aggressive Growth
     Income Builder Portfolio -- Class II             Portfolio -- Class D
  Legg Mason ClearBridge Variable Large Cap        BlackRock Bond Income Portfolio -- Class E
     Value Portfolio -- Class I                    BlackRock Legacy Large Cap Growth
  Legg Mason ClearBridge Variable Mid Cap             Portfolio -- Class A
     Core Portfolio -- Class I                     BlackRock Money Market Portfolio -- Class E
LEGG MASON PARTNERS VARIABLE INCOME TRUST          FI Value Leaders Portfolio -- Class D
  Legg Mason Western Asset Variable                MetLife Aggressive Allocation
     Adjustable Rate                                  Portfolio -- Class B
  Income Portfolio                                 MetLife Conservative Allocation
  Legg Mason Western Asset Variable High              Portfolio -- Class B
     Income Portfolio                              MetLife Conservative to Moderate Allocation
MET INVESTORS SERIES TRUST                            Portfolio -- Class B
  BlackRock Large Cap Core Portfolio -- Class      MetLife Moderate Allocation
     E                                                Portfolio -- Class B
  Clarion Global Real Estate                       MetLife Moderate to Aggressive Allocation
     Portfolio -- Class A                             Portfolio -- Class B
  Dreman Small Cap Value Portfolio -- Class A      MetLife Stock Index Portfolio -- Class B
  Harris Oakmark International                     MFS(R) Total Return Portfolio -- Class F
     Portfolio -- Class A                          MFS(R) Value Portfolio -- Class A
  Invesco Small Cap Growth Portfolio -- Class      Oppenheimer Global Equity
     A                                                Portfolio -- Class B



Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.

THE CONTRACT IS NO LONGER OFFERED TO NEW PURCHASERS.


This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2010. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9325 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----
GLOSSARY................................................................     3
SUMMARY.................................................................     5
FEE TABLE...............................................................     9
CONDENSED FINANCIAL INFORMATION.........................................    14
THE ANNUITY CONTRACT....................................................    14
Contract Owner Inquiries................................................    15
Purchase Payments.......................................................    15
Accumulation Units......................................................    16
The Variable Funding Options............................................    16
FIXED ACCOUNT...........................................................    21
CHARGES AND DEDUCTIONS..................................................    22
General.................................................................    22
Withdrawal Charge.......................................................    22
Free Withdrawal Allowance...............................................    23
Transfer Charge.........................................................    23
Administrative Charges..................................................    23
Mortality and Expense Risk Charge.......................................    24
Variable Liquidity Benefit Charge.......................................    24
Enhanced Stepped-Up Provision Charge....................................    24
Guaranteed Minimum Withdrawal Benefit Charge............................    24
Guaranteed Minimum Accumulation Benefit Charge..........................    24
Variable Funding Option Expenses........................................    25
Premium Tax.............................................................    25
Changes in Taxes Based upon Premium or Value............................    25
TRANSFERS...............................................................    25
Market Timing/Excessive Trading.........................................    25
Dollar Cost Averaging...................................................    27
ACCESS TO YOUR MONEY....................................................    28
Systematic Withdrawals..................................................    28
OWNERSHIP PROVISIONS....................................................    29
Types of Ownership......................................................    29
Contract Owner..........................................................    29
Beneficiary.............................................................    29
Annuitant...............................................................    30
DEATH BENEFIT...........................................................    30
Death Proceeds before the Maturity Date.................................    30
Enhanced Stepped-Up Provision ("E.S.P.")................................    32
Payment of Proceeds.....................................................    33
Spousal Contract Continuance (subject to availability -- does not apply
  if a non-spouse is a joint owner).....................................    35
Beneficiary Contract Continuance (not permitted for non-natural
  beneficiaries)........................................................    35
Planned Death Benefit...................................................    36
Death Proceeds after the Maturity Date..................................    36
Death Proceeds under 403(b) Contracts...................................    36
LIVING BENEFITS.........................................................    36
Guaranteed Minimum Withdrawal Benefit ("GMWB" or "Principal
  Guarantee")...........................................................    36
Guaranteed Minimum Accumulation Benefit ("GMAB")........................    44
THE ANNUITY PERIOD......................................................    50
Maturity Date...........................................................    50
Allocation of Annuity...................................................    50
Variable Annuity........................................................    50
Fixed Annuity...........................................................    51
PAYMENTS OPTIONS........................................................    51
Election of Options.....................................................    51
Annuity Options.........................................................    51
Variable Liquidity Benefit..............................................    52
MISCELLANEOUS CONTRACT PROVISIONS.......................................    52
Right to Return.........................................................    52
Termination.............................................................    52
Required Reports........................................................    53
Suspension of Payments..................................................    53
THE SEPARATE ACCOUNT....................................................    53
Performance Information.................................................    54
FEDERAL TAX CONSIDERATIONS..............................................    54
General Taxation of Annuities...........................................    54
Types of Contracts: Qualified and Non-qualified.........................    55
Qualified Annuity Contracts.............................................    55
Taxation of Qualified Annuity Contracts.................................    55
Mandatory Distributions for Qualified Plans.............................    56
Individual Retirement Annuities.........................................    56
Roth IRAs ..............................................................    57
TSAs (Tax-Sheltered Annuities -- ERISA and Non-ERISA)...................    57
Non-qualified Annuity Contracts.........................................    59
Diversification Requirements for Variable Annuities.....................    60
Ownership of the Investments............................................    60
Taxation of Death Benefit Proceeds......................................    61
Other Tax Considerations................................................    61
Treatment of Charges for Optional Benefits..............................    61
Guaranteed Minimum Withdrawal Benefits..................................    61
Puerto Rico Tax Considerations..........................................    61
Non-Resident Aliens.....................................................    62
Tax Credits and Deductions..............................................    62
OTHER INFORMATION.......................................................    62
The Insurance Company...................................................    62
Financial Statements....................................................    62
Distribution of Variable Annuity Contracts..............................    63
Conformity with State and Federal Laws..................................    64
Voting Rights...........................................................    64
Restrictions on Financial Transactions..................................    64
Legal Proceedings.......................................................    64
APPENDIX A: CONDENSED FINANCIAL INFORMATION FOR METLIFE OF CT SEPARATE
  ACCOUNT ELEVEN FOR VARIABLE ANNUITIES.................................   A-1
APPENDIX B: ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS...........   B-1
APPENDIX C: THE FIXED ACCOUNT...........................................   C-1
APPENDIX D: CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.........   D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (YOU) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

GOOD ORDER -- A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 10366, Des Moines, IA 50306-0366 (for overnight delivery or courier service only: 4700 Westown Parkway, Suite 200, West Des Moines, IA 50266). For Purchase Payments and (if applicable) loan repayments, our Home Office address is: MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- "You" is the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust.

                                    SUMMARY:

                           VINTAGE L VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your Contract is issued by MetLife Insurance Company of Connecticut (the "Company," "We," or "Us"). The Company sponsors MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account" or "Separate Account Eleven"), a segregated account.

THE CONTRACT IS NO LONGER AVAILABLE FOR SALE. It does continue to accept Purchase Payments from existing Contract Owners.

For contracts issued in New York, a waiver of the withdrawal charge may apply to all Annuity Payments.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.


Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.


The Contract is no longer available for sale. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds. If your Contract was issued as a Qualified Contract under Section 403(b) of the Code in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted) as significant adverse tax consequences may result from such additional payments. (See "Federal Tax Considerations.")

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business (generally, 4:00 p.m., Eastern Time) on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. However, this restriction does not apply to transfers that are a part of the dollar cost averaging program. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.70% for the Annual Step-Up Benefit or 1.90% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% in Contract Years five and later. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.)

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.15% annually will be deducted each business day from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted each business day from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. The current charge, on an annual basis, for a GMWB Rider issued in exchange for the GMAB Rider under the GMAB Rider Exchange Option is 0.75%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted each business day from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.



ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to the beneficiary in a lump sum.

     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum percentage you can receive each year is 5% or 10% of the Remaining Benefit Base. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

     - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE...................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE.....................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE...................................   6%(3)
(As a percentage of the present value of the remaining Annuity
  Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net
  Investment Factor used to calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...............................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT      WITHDRAWAL CHARGE
-----------------------------------------    -----------------
GREATER THAN OR EQUAL TO    BUT LESS THAN
         0 years                1 year               6%
         1 year                2 years               5%
         2 years               3 years               4%
         3 years               4 years               3%
        4 +years                                     0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT      WITHDRAWAL CHARGE
-----------------------------------------    -----------------
GREATER THAN OR EQUAL TO    BUT LESS THAN
         0 years                1 year               6%
         1 year                2 years               5%
         2 years               3 years               4%
         3 years               4 years               3%
        4 + years                                    0%


(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:

(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge

(maximum of 1.00% upon reset) for GMWB II , and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                                    ANNUAL STEP-UP       ROLL-UP
                                                                     DEATH BENEFIT    DEATH BENEFIT
                                                                    --------------    -------------
Mortality and Expense Risk ("M&E") Charge.......................         1.70%(5)         1.90%(5)
Administrative Expense Charge...................................         0.15%            0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES
  SELECTED......................................................         1.85%            2.05%
Optional E.S.P. Charge..........................................         0.15%            0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED......................................................         2.00%            2.20%
Optional GMAB Charge............................................         0.50%            0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
  SELECTED(6)...................................................         2.35%            2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
  SELECTED......................................................         2.50%            2.70%
Optional GMWB I Charge (maximum upon reset).....................         1.00%(7)         1.00%(7)
Optional GMWB II Charge (maximum upon reset)....................         1.00%(7)         1.00%(7)
Optional GMWB III Charge........................................         0.25%            0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED......................................................         2.85%            3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED......................................................         2.85%            3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED......................................................         2.10%            2.30
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
  SELECTED......................................................         3.00%            3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
  SELECTED......................................................         3.00%            3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
  SELECTED......................................................         2.25%            2.45%



(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, and an amount equal to the underlying fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio.

(6)   GMAB and GMWB cannot both be elected.
(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2009 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.49%      1.42%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
AMERICAN FUNDS INSURANCE
  SERIES(R)  -- CLASS 2
  American Funds Global Growth
     Fund........................     0.54%        0.25%       0.03%            --            0.82%           --          0.82%
  American Funds Growth Fund.....     0.33%        0.25%       0.02%            --            0.60%           --          0.60%
  American Funds Growth-Income
     Fund........................     0.28%        0.25%       0.01%            --            0.54%           --          0.54%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R) Portfolio
     -- Service Class............     0.56%        0.10%       0.11%            --            0.77%           --          0.77%
  Mid Cap Portfolio  -- Service
     Class 2.....................     0.56%        0.25%       0.12%            --            0.93%           --          0.93%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  -- CLASS 2
  Franklin Income Securities
     Fund........................     0.45%        0.25%       0.02%            --            0.72%           --          0.72%
  Franklin Small-Mid Cap Growth
     Securities Fund++...........     0.51%        0.25%       0.30%          0.01%           1.07%         0.01%         1.06%(1)
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.02%           1.06%         0.01%         1.05%(1)
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Enterprise Portfolio...........     0.64%        0.25%       0.06%            --            0.95%           --          0.95%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I#.......     0.75%          --        0.06%            --            0.81%           --          0.81%(2)
  Legg Mason ClearBridge Variable
     Appreciation Portfolio
     -- Class I..................     0.72%          --        0.05%            --            0.77%           --          0.77%(2)
  Legg Mason ClearBridge Variable
     Capital Portfolio++.........     0.75%        0.25%       0.14%            --            1.14%         0.14%         1.00%(3)
  Legg Mason ClearBridge Variable
     Dividend Strategy
     Portfolio++#................     0.65%          --        0.41%            --            1.06%         0.11%         0.95%(4)
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio  -- Class II......     0.75%        0.25%       0.10%            --            1.10%           --          1.10%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio  -- Class I++.....     0.75%          --        0.05%            --            0.80%           --          0.80%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio
     -- Class I++#...............     0.75%          --        0.10%            --            0.85%           --          0.85%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio
     -- Class I..................     0.65%          --        0.06%            --            0.71%           --          0.71%
  Legg Mason ClearBridge Variable
     Mid Cap Core Portfolio
     -- Class I#.................     0.75%          --        0.24%            --            0.99%         0.04%         0.95%(4)
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio
     -- Class I++................     0.75%          --        0.17%            --            0.92%           --          0.92%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Western Asset
     Variable Adjustable Rate
     Income Portfolio#...........     0.55%        0.25%       0.56%            --            1.36%         0.36%         1.00%(3)
  Legg Mason Western Asset
     Variable Diversified
     Strategic Income
     Portfolio++.................     0.65%          --        0.30%            --            0.95%           --          0.95%
  Legg Mason Western Asset
     Variable High Income
     Portfolio#..................     0.60%          --        0.15%            --            0.75%           --          0.75%
MET INVESTORS SERIES TRUST
  BlackRock Large Cap Core
     Portfolio  -- Class E.......     0.59%        0.15%       0.06%            --            0.80%           --          0.80%
  Clarion Global Real Estate
     Portfolio  -- Class A.......     0.64%          --        0.09%            --            0.73%           --          0.73%
  Dreman Small Cap Value
     Portfolio -- Class A........     0.79%          --        0.10%            --            0.89%           --          0.89%
  Harris Oakmark International
     Portfolio  -- Class A.......     0.79%          --        0.05%            --            0.84%           --          0.84%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
  Invesco Small Cap Growth
     Portfolio  -- Class A.......     0.86%          --        0.04%            --            0.90%           --          0.90%
  Janus Forty Portfolio  -- Class
     A...........................     0.64%          --        0.04%            --            0.68%           --          0.68%
  Lazard Mid Cap Portfolio
     -- Class B..................     0.70%        0.25%       0.04%            --            0.99%           --          0.99%
  Lord Abbett Growth and Income
     Portfolio -- Class B........     0.53%        0.25%       0.03%            --            0.81%           --          0.81%
  Lord Abbett Mid Cap Value
     Portfolio  -- Class B.......     0.68%        0.25%       0.08%            --            1.01%           --          1.01%
  Met/Templeton Growth
     Portfolio -- Class B........     0.69%        0.25%       0.18%            --            1.12%         0.07%         1.05%(5)
  MFS(R) Emerging Markets Equity
     Portfolio  -- Class B.......     0.99%        0.25%       0.18%            --            1.42%           --          1.42%
  MFS(R) Research International
     Portfolio  -- Class B++.....     0.71%        0.25%       0.10%            --            1.06%           --          1.06%
  PIMCO Inflation Protected Bond
     Portfolio  -- Class A.......     0.48%          --        0.05%            --            0.53%           --          0.53%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.04%            --            0.77%           --          0.77%
  Pioneer Fund Portfolio
     -- Class A..................     0.66%          --        0.08%            --            0.74%           --          0.74%
  Pioneer Strategic Income
     Portfolio  -- Class A.......     0.60%          --        0.06%            --            0.66%           --          0.66%
  Third Avenue Small Cap Value
     Portfolio  -- Class B.......     0.74%        0.25%       0.04%            --            1.03%           --          1.03%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.06%            --            0.89%           --          0.89%
  BlackRock Bond Income
     Portfolio -- Class E........     0.38%        0.15%       0.05%            --            0.58%         0.03%         0.55%(6)
  BlackRock Legacy Large Cap
     Growth Portfolio  -- Class
     A...........................     0.73%          --        0.10%            --            0.83%         0.01%         0.82%(7)
  BlackRock Money Market
     Portfolio -- Class E........     0.32%        0.15%       0.02%            --            0.49%         0.01%         0.48%(8)
  FI Value Leaders Portfolio
     -- Class D..................     0.67%        0.10%       0.10%            --            0.87%           --          0.87%
  Jennison Growth Portfolio
     -- Class A++................     0.62%          --        0.04%            --            0.66%         0.04%         0.62%(9)
  MetLife Aggressive Allocation
     Portfolio  -- Class B.......     0.10%        0.25%       0.04%          0.74%           1.13%         0.04%         1.09%(10)
  MetLife Conservative Allocation
     Portfolio  -- Class B.......     0.10%        0.25%       0.02%          0.58%           0.95%         0.02%         0.93%(10)
  MetLife Conservative to
     Moderate Allocation
     Portfolio  -- Class B.......     0.09%        0.25%       0.01%          0.63%           0.98%           --          0.98%(11)
  MetLife Moderate Allocation
     Portfolio  -- Class B.......     0.07%        0.25%         --           0.67%           0.99%           --          0.99%(11)
  MetLife Moderate to Aggressive
     Allocation Portfolio
     -- Class B..................     0.07%        0.25%         --           0.71%           1.03%           --          1.03%(11)
  MetLife Stock Index
     Portfolio -- Class B........     0.25%        0.25%       0.03%            --            0.53%         0.01%         0.52%(12)
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.06%            --            0.80%           --          0.80%
  MFS(R) Value Portfolio
     -- Class A..................     0.71%          --        0.03%            --            0.74%         0.08%         0.66%(13)
  Oppenheimer Global Equity
     Portfolio  -- Class B.......     0.53%        0.25%       0.11%            --            0.89%           --          0.89%
  T. Rowe Price Large Cap Growth
     Portfolio  -- Class B++.....     0.60%        0.25%       0.07%            --            0.92%           --          0.92%



---------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
+ Not available under all Contracts. Availability depends on Contract issue date.

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

# Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2009.


(1) The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund"). This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.


(2)   Other Expenses have been restated to reflect current fees.


(3) The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 1.00%. This arrangement cannot be terminated prior to December 31, 2011 without the Board of Trustees' consent.


(4) Other Expenses have been restated to reflect current fees. The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 0.95%. This arrangement cannot be terminated prior to December 31, 2011 without the Board of Trustees' consent.


(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding 12b-1 fees) to 0.80%.


(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for amounts over $1 billion but less than $3.4 billion and 0.25% on amounts over $3.4 billion.


(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.705% for amounts over $300 million but less than $1 billion.


(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds. In light of current market and economic conditions, MetLife Advisers, LLC and/or its affiliates may voluntarily waive certain fees or expenses in an attempt to increase the Portfolio's yield. Any such waiver may be discontinued at any time without notice. If the waiver were reflected in the table, 12b-1 fees would have been 0.11% and net annual operating expenses would have been 0.44%.




(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.70% for the first $200 million of the Portfolio's average daily net assets and 0.65% for the next $100 million and 0.60% for the next $200 million and 0.55% for the next $1.3 billion and 0.52% for the next $200 million and 0.47% for amounts over $2 billion.




(10) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to waive fees or pay all expenses so as to limit total annual operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% of the average daily net assets of the Class A shares, 0.35% of the average daily net assets of the Class B shares and 0.25% of the average daily net assets of the Class E shares.




(11) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.


(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.243%.




(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets and 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.




EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and the GMWB cannot both be elected.

This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).


                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
--------------                            ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................    $1,067      $1,765      $2,346      $4,714      $467       $1,405      $2,346
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................    $  975      $1,495      $1,909      $3,906      $375       $1,135      $1,909
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
FUNDING OPTION                            10 YEARS
--------------                            --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $4,714
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $3,906



                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Vintage L Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by state law, we also reserve the right to restrict allocation of Purchase Payments to the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The Contract is not available to new purchasers. However, you may continue to make additional Purchase Payments or transfer Contract Value among the Variable Funding Options.

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 800-842-9325.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. Purchase Payments may be made at any time while the Annuitant is alive and before the date Annuity Payments begin.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in Good Order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

IF YOU SEND YOUR PURCHASE PAYMENTS OR TRANSACTION REQUESTS TO AN ADDRESS OTHER THAN THE ONE WE HAVE DESIGNATED FOR RECEIPT OF SUCH PURCHASE PAYMENTS OR REQUESTS, WE MAY RETURN THE PURCHASE PAYMENT TO YOU, OR THERE MAY BE A DELAY IN APPLYING THE PURCHASE PAYMENT OR TRANSACTION TO YOUR CONTRACT.

QUALIFIED CONTRACTS UNDER SECTION 403(B). If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "Federal Tax Consequences.")

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same as the retail mutual funds offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a variable product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company (both of which are now MetLife Insurance Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predate the acquisition.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of its affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts, and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of its affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the adviser to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee
Table -- Underlying Fund Fees and Expenses" and "Other
Information -- Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor, MetLife Investors Distribution Company. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution of Variable Annuity Contracts.")

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth       Seeks long-term growth of           Capital Research and Management
  Fund                             capital.                            Company
American Funds Growth Fund         Seeks growth of capital.            Capital Research and Management
                                                                       Company
American Funds Growth-Income       Seeks long-term growth of           Capital Research and Management
  Fund                             capital and income.                 Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
Contrafund(R)                      Seeks long-term capital             Fidelity Management & Research
  Portfolio -- Service Class       appreciation.                       Company
                                                                       Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service       Seeks long-term growth of           Fidelity Management & Research
  Class 2                          capital.                            Company
                                                                       Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Income Securities Fund    Seeks to maximize income while      Franklin Advisers, Inc.
                                   maintaining prospects for
                                   capital appreciation.
Franklin Small-Mid Cap Growth      Seeks long-term capital growth.     Franklin Advisers, Inc.
  Securities Fund++
Templeton Foreign Securities       Seeks long-term capital growth.     Templeton Investment Counsel,
  Fund                                                                 LLC
                                                                       Subadviser: Franklin Templeton
                                                                       Investment Management Limited
JANUS ASPEN SERIES -- SERVICE
  SHARES
Enterprise Portfolio               Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable    Seeks capital appreciation.         Legg Mason Partners Fund
  Aggressive Growth                                                    Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term appreciation of     Legg Mason Partners Fund
  Appreciation                     capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks capital appreciation          Legg Mason Partners Fund
  Capital Portfolio++              through investment in securities    Advisor, LLC
                                   which the portfolio managers        Subadviser: ClearBridge
                                   believe have above-average          Advisors, LLC
                                   capital appreciation potential.
Legg Mason ClearBridge Variable    Seeks capital appreciation,         Legg Mason Partners Fund
  Dividend Strategy Portfolio++    principally through investments     Advisor, LLC
                                   in dividend-paying stocks.          Subadviser: ClearBridge
                                                                       Advisors, LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Legg Mason ClearBridge Variable    Seeks a high level of current       Legg Mason Partners Fund
  Equity Income Builder            income. Long-term capital           Advisor, LLC
  Portfolio -- Class II            appreciation is a secondary         Subadviser: ClearBridge
                                   objective.                          Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term capital growth.     Legg Mason Partners Fund
  Fundamental All Cap Value        Current income is a secondary       Advisor, LLC
  Portfolio -- Class I++           consideration.                      Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I++                                               Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Value                  capital. Current income is a        Advisor, LLC
  Portfolio -- Class I             secondary objective.                Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Mid Cap Core                     capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Small Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I++                                               Subadviser: ClearBridge
                                                                       Advisors, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Western Asset           Seeks to provide high current       Legg Mason Partners Fund
  Variable Adjustable Rate         income and to limit the degree      Advisor, LLC
  Income Portfolio                 of fluctuation of its net asset     Subadviser: Western Asset
                                   value resulting from movements      Management Company
                                   in interest rates.
Legg Mason Western Asset           Seeks high current income.          Legg Mason Partners Fund
  Variable Diversified Strategic                                       Advisor, LLC
  Income Portfolio++                                                   Subadvisers: Western Asset
                                                                       Management Company; Western
                                                                       Asset Management Company Limited
Legg Mason Western Asset           Seeks high current income.          Legg Mason Partners Fund
  Variable High Income Portfolio   Secondarily, seeks capital          Advisor, LLC
                                   appreciation.                       Subadvisers: Western Asset
                                                                       Management Company; Western
                                                                       Asset Management Company Limited
MET INVESTORS SERIES TRUST
BlackRock Large Cap Core           Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class E                                                 Subadviser: BlackRock Advisors,
                                                                       LLC
Clarion Global Real Estate         Seeks total return through          MetLife Advisers, LLC
  Portfolio -- Class A             investment in real estate           Subadviser: ING Clarion Real
                                   securities, emphasizing both        Estate Securities, L.P.
                                   capital appreciation and current
                                   income.
Dreman Small Cap Value             Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Dreman Value
                                                                       Management, L.L.C.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Harris Oakmark International       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class A             appreciation.                       Subadviser: Harris Associates
                                                                       L.P.
Invesco Small Cap Growth           Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Invesco Advisers,
                                                                       Inc.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.         MetLife Advisers, LLC
                                                                       Subadviser: Janus Capital
                                                                       Management LLC
Lazard Mid Cap                     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital.                            Subadviser: Lazard Asset
                                                                       Management LLC
Lord Abbett Growth and Income      Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital and income without          Subadviser: Lord, Abbett & Co.
                                   excessive fluctuation in market     LLC
                                   value.
Lord Abbett Mid Cap Value          Seeks capital appreciation          MetLife Advisers, LLC
  Portfolio -- Class B             through investments primarily in    Subadviser: Lord, Abbett & Co.
                                   equity securities which are         LLC
                                   believed to be undervalued in
                                   the marketplace.
Met/Templeton Growth               Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: Templeton Global
                                                                       Advisors Limited
MFS(R) Emerging Markets Equity     Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: Massachusetts
                                                                       Financial Services Company
MFS(R) Research International      Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B++                                               Subadviser: Massachusetts
                                                                       Financial Services Company
PIMCO Inflation Protected Bond     Seeks to provide maximum real       MetLife Advisers, LLC
  Portfolio -- Class A             return, consistent with             Subadviser: Pacific Investment
                                   preservation of capital and         Management Company LLC
                                   prudent investment management.
PIMCO Total Return                 Seeks maximum total return,         MetLife Advisers, LLC
  Portfolio -- Class B             consistent with the preservation    Subadviser: Pacific Investment
                                   of capital and prudent              Management Company LLC
                                   investment management.
Pioneer Fund Portfolio -- Class    Seeks reasonable income and         MetLife Advisers, LLC
  A                                capital growth.                     Subadviser: Pioneer Investment
                                                                       Management, Inc.
Pioneer Strategic Income           Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income.                             Subadviser: Pioneer Investment
                                                                       Management, Inc.
Third Avenue Small Cap Value       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B             appreciation.                       Subadviser: Third Avenue
                                                                       Management LLC
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth        Seeks maximum capital               MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                       Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Bond Income              Seeks a competitive total return    MetLife Advisers, LLC
  Portfolio -- Class E             primarily from investing in         Subadviser: BlackRock Advisors,
                                   fixed-income securities.            LLC
BlackRock Legacy Large Cap         Seeks long-term growth of           MetLife Advisers, LLC
  Growth Portfolio -- Class A      capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
BlackRock Money Market             Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class E             income consistent with              Subadviser: BlackRock Advisors,
                                   preservation of capital.            LLC
FI Value Leaders                   Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class D             capital.                            Subadviser: Pyramis Global
                                                                       Advisors, LLC
Jennison Growth                    Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A++           capital.                            Subadviser: Jennison Associates
                                                                       LLC
MetLife Aggressive Allocation      Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class B
MetLife Conservative Allocation    Seeks high level of current         MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital
                                   as a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the      MetLife Advisers, LLC
  Allocation Portfolio -- Class    form of income and growth of
  B                                capital, with a greater emphasis
                                   on income.
MetLife Moderate Allocation        Seeks a balance between a high      MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a
                                   greater emphasis on growth of
                                   capital.
MetLife Moderate to Aggressive     Seeks growth of capital.            MetLife Advisers, LLC
  Allocation Portfolio -- Class
  B
MetLife Stock Index                Seeks to equal the performance      MetLife Advisers, LLC
  Portfolio -- Class B             of the Standard & Poor's 500(R)     Subadviser: MetLife Investment
                                   Composite Stock Price Index.        Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return      MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a             Subadviser: Massachusetts
                                   diversified portfolio.              Financial Services Company
MFS(R) Value Portfolio -- Class    Seeks capital appreciation.         MetLife Advisers, LLC
  A                                                                    Subadviser: Massachusetts
                                                                       Financial Services Company
Oppenheimer Global Equity          Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: OppenheimerFunds,
                                                                       Inc.
T. Rowe Price Large Cap Growth     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B++           capital and, secondarily,           Subadviser: T. Rowe Price
                                   dividend income.                    Associates, Inc.



---------


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds."

                                  FIXED ACCOUNT

--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     -    administration of the annuity options available under the Contracts

     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     - sales and marketing expenses including commission payments to your registered representative

     -    other costs of doing business

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     - that the amount of the death benefit will be greater than the Contract Value

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for four years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.) We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years                1 year               6%
         1 year                2 years               5%
         2 years               3 years               4%
         3 years               4 years               3%
        4+ years                                     0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a)  any Purchase Payment to which no withdrawal charge applies, then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d)  any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

     - in the form of lifetime Annuity Payments or Annuity Payments for a fixed period of at least five years

     -    under the Managed Distribution Program

Partial withdrawals will be prorated from all Underlying Funds unless you specify otherwise on the Surrender Request Form. If you request a Partial Withdrawal, the amount that you receive may be less than your requested withdrawal amount because we will deduct applicable taxes and charges, including the Withdrawal Charge, from your requested withdrawal amount. If you want the full requested withdrawal amount you must check the "Net" box on the Surrender Request Form and we will deduct the amount of applicable taxes and charges from your Contract Value so you can receive your full requested withdrawal amount.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. The annual Contract administrative charge will be deducted on a pro-rata basis from amounts allocated to the Variable Funding Options. We will deduct this charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account, if it is available, or :

     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Annual Step-Up Death Benefit the M&E charge is 1.70% annually. If you choose the Roll-Up Death Benefit the M&E charge is 1.90% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your registered representative.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years                1 year               6%
         1 year                2 years               5%
         2 years               3 years               4%
         3 years               4 years               3%
        4 + years                                    0%


Please refer to "Payment Options" for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.15% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. You may elect these GMWB riders only at the time of your initial purchase of the Contract. The current charge for a GMWB rider issued in exchange for the GMAB rider under the GMAB Rider Exchange Option is 0.75%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.50% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We may deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, Clarion Global Real Estate Portfolio, Dreman Small Cap Value Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Legg Mason ClearBridge Variable Small

Cap Growth Portfolio, Legg Mason Western Asset Variable Diversified Strategic Income Portfolio, Legg Mason Western Asset Variable High Income Portfolio, Met/Templeton Growth Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Templeton Foreign Securities Fund, and Third Avenue Small Cap Value Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Special DCA Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Special DCA Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the DCA Program period selected to the current funding options over the remainder of that DCA Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program. In that event, transfers will be made from the Money Market Variable Funding Option.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) and/or the Fixed Account from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in Good Order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Please note that naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of those benefits, and who will receive them. Use care when naming owners, Annuitants and beneficiaries, and consult your agent if you have questions.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

ANNUAL STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

     (1)  the Contract Value on the Death Report Date

     (2)  your adjusted Purchase Payment* (see below) or

     (3)  the Step-Up Value** (if any, as described below)

ROLL-UP DEATH BENEFIT

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If the Annuitant dies before age 80,
  the death benefit will be the
  greatest of:                         -  the Contract Value on the Death Report Date;
                                       -  your adjusted Purchase Payment* (see below);
                                       -  the Step-Up Value,**(if any, as described below)
                                       -  the Roll-Up Death Benefit Value** (as described
                                          below)
-------------------------------------------------------------------------------------------
If the Annuitant dies on or after age
80, the death benefit will be the
greatest of:                           -  the Contract Value on the Death Report Date;
                                       -  your adjusted Purchase Payment* (see below) or
                                       -  the Step-Up Value,** (if any, as described
                                          below), or
                                       -  the Roll-Up Death Benefit Value** (as described
                                          below) on the Annuitant's 80(th) birthday, plus
                                          any additional Purchase Payments and minus any
                                          partial surrender reductions (as described below)
                                          that occur after the Annuitant's 80(th) birthday.
-------------------------------------------------------------------------------------------


* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.
** Your Step-Up Value or the Roll-Up Death Benefit Value will be subject to the partial surrender reduction below even if you have elected a GMWB Rider (Principal Guarantee).

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80(th) birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80(th) birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b)   is any Purchase Payment made during the previous Contract Year

     c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b) is any Purchase Payment made since the previous Contract Date anniversary

     c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions (as described below).

PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:


           50,000 x (10,000/55,000) = $9,090



Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000 - 9,090, or $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:


           50,000 x (10,000/30,000) = $16,666



Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000 - 16,666, or $33,334.


ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR CONTRACT OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments (described below) excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


           50,000 x (10,000/55,000) = $9,090



You new modified Purchase Payment would be 50,000 - 9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


           50,000 x (10,000/30,000) = $16,666



Your new modified Purchase Payment would be 50,000 - 16,666 = $33,334.


PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

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         BEFORE THE                THE COMPANY WILL                                        MANDATORY
    MATURITY DATE, UPON            PAY THE PROCEEDS                                          PAYOUT
      THE DEATH OF THE                   TO:                       UNLESS. . .            RULES APPLY*
------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE        The beneficiary (ies), or     The beneficiary elects to     Yes
ANNUITANT) (WITH NO JOINT    if none, to the Contract      continue the Contract
OWNER)                       Owner's estate.               rather than receive a lump
                                                           sum distribution.
------------------------------------------------------------------------------------------------------

OWNER (WHO IS THE            The beneficiary (ies), or     The beneficiary elects to     Yes
ANNUITANT) (WITH NO JOINT    if none, to the Contract      continue the Contract
OWNER)                       Owner's estate.               rather than receive a lump
                                                           sum distribution.
------------------------------------------------------------------------------------------------------

NON-SPOUSAL JOINT OWNER      The surviving joint owner.                                  Yes
(WHO IS NOT THE ANNUITANT)
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NON-SPOUSAL JOINT OWNER      The beneficiary (ies), or,    The beneficiary elects to     Yes
(WHO IS THE ANNUITANT)       if none, to the surviving     continue the Contract
                             joint owner.                  rather than receive a lump
                                                           sum distribution.
------------------------------------------------------------------------------------------------------

SPOUSAL JOINT OWNER (WHO IS  The surviving joint owner.    The spouse elects to          Yes
NOT THE ANNUITANT)                                         continue the Contract.
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SPOUSAL JOINT OWNER (WHO IS  The beneficiary (ies), or,    The spouse elects to          Yes
THE ANNUITANT)               if none, to the surviving     continue the Contract.
                             joint owner.
                                                           A spouse who is not the
                                                           beneficiary may decline to
                                                           continue the Contract and
                                                           instruct the Company to pay
                                                           the beneficiary.
------------------------------------------------------------------------------------------------------


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         BEFORE THE                THE COMPANY WILL                                        MANDATORY
    MATURITY DATE, UPON            PAY THE PROCEEDS                                          PAYOUT
      THE DEATH OF THE                   TO:                       UNLESS. . .            RULES APPLY*
------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE    The beneficiary (ies), or     The beneficiary elects to     Yes
CONTRACT OWNER)              if none, to the Contract      continue the Contract
                             Owner.                        rather than receive a lump
                                                           sum distribution.
                                                           But, if there is a
                                                           Contingent Annuitant, then
                                                           the Contingent Annuitant
                                                           becomes the Annuitant and
                                                           the Contract continues in
                                                           effect (generally using the
                                                           original Maturity Date).
                                                           The proceeds will then be
                                                           paid upon the death of the
                                                           Contingent Annuitant or
                                                           owner.
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ANNUITANT (WHO IS THE        See death of "owner who is                                  Yes
CONTRACT OWNER)              the Annuitant" above.
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ANNUITANT (WHERE OWNER IS A  The beneficiary (ies), or                                   Yes (Death of
NON-NATURAL ENTITY/TRUST)    if none, to the owner.                                      Annuitant is
                                                                                         treated as
                                                                                         death of the
                                                                                         owner in
                                                                                         these
                                                                                         circum-
                                                                                         stances.)
------------------------------------------------------------------------------------------------------

CONTINGENT ANNUITANT         No death proceeds are                                       N/A
(ASSUMING ANNUITANT IS       payable; Contract
STILL ALIVE)                 continues.
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BENEFICIARY                  No death proceeds are                                       N/A
                             payable; Contract
                             continues.
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CONTINGENT BENEFICIARY       No death proceeds are                                       N/A
                             payable; Contract
                             continues.
------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS

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         BEFORE THE                THE COMPANY WILL                                        MANDATORY
    MATURITY DATE, UPON            PAY THE PROCEEDS                                          PAYOUT
      THE DEATH OF THE                   TO:                       UNLESS. . .            RULES APPLY*
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OWNER/ANNUITANT              The beneficiary (ies), or     The beneficiary elects to     Yes
                             if none, to the Contract      continue the Contract
                             Owner's estate.               rather than receive a lump
                                                           sum distribution.
------------------------------------------------------------------------------------------------------

BENEFICIARY                  No death proceeds are                                       N/A
                             payable; Contract
                             continues.
------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY       No death proceeds are                                       N/A
                             payable; Contract
                             continues.
------------------------------------------------------------------------------------------------------


* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5-year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

The terms and conditions that applied to the original Contract (including Contract fees and charges) will also apply to the continued Contract, with certain exceptions described in the Contract. Any Purchase Payment made before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract. For purposes of the death benefit on the continued Contract, the death benefit will be calculated the same as prior to continuance except all values used to calculate the death benefit, which may include a Step-Up Value or Roll-Up Death Benefit Value (depending on the optional benefit), are reset on the date the spouse continues the contract.

Spousal continuation will not satisfy required minimum distribution rules for Qualified Contracts other than IRAs. In addition, because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law.


Under the Internal Revenue Code ("Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

DEATH PROCEEDS UNDER 403(B) CONTRACTS

If your Contract was issued in connection with a 403(b) plan, your beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

                                 LIVING BENEFITS

--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.

AVAILABILITY AND ELIGIBILITY We offer several different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers several different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. Additionally, each GMWB rider may offer different features depending upon the rider's issue date and state availability. Please check with your registered representative regarding which features are available in your state.

The GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III"; we may refer to any one of these as GMWB. The availability of each rider is shown below.

--------------------------------------------------------------------------------------------------------------
         NAME OF RIDER:                    GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
ALSO CALLED:                         Principal Guarantee       Principal Guarantee       Principal Guarantee
                                                                                                Value
--------------------------------------------------------------------------------------------------------------
AVAILABILITY:                         Not available for       Available on or after     Available on or after
                                    purchase on or after        March 28, 2005 if         March 28, 2005 if
                                   March 28, 2005, unless    approved in your state    approved in your state
                                   GMWB II is not approved
                                        in your state
--------------------------------------------------------------------------------------------------------------


CURRENTLY, YOU MAY ELECT A GMWB RIDER ONLY AT THE TIME OF YOUR INITIAL PURCHASE OF THE CONTRACT. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment. If you added the GMWB after the initial purchase of the Contract, the Initial RBB is the Contract Value on the date the GMWB was added. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal on or after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------


IF YOU EXERCISE YOUR RIGHT TO EXCHANGE YOUR GMAB RIDER FOR THE GMWB RIDER WE MAKE AVAILABLE UNDER THE RIDER EXCHANGE OPTION, your AWB will equal 10% of the RBB immediately prior to the first partial withdrawal, regardless of when you make your first withdrawal. (See, "LIVING BENEFITS -- Cancellation of the GMAB Rider.")

ADDITIONAL PREMIUM. Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS. When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties.

Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

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                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL        N/A         (100,000 x           [5,000 x (1-         N/A         (100,000 x           [5,000 x (1-
REDUCTION                  10,000/110,000) =    90,000/100,000)] =               10,000/90,000) =     88,889/100,000)] =
(PWR)                            9,091                  500                           $11,111                $556
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $10,000                                               $11,111
OF THE
WITHDRAWAL                  (10,000>9,091)                                        (11,111>10,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,000               $4,500          $80,000         $88,889               $4,444
-------------------------------------------------------------------------------------------------------------------------


                          WITHDRAWAL EXAMPLE FOR GMWB I

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY                     $90,909               $4,545                          $88,889               $4,444
AFTER
WITHDRAWAL               [100,000 -- (100,000         [(5,000                  [100,000 -- (100,000        [5,000 x
               $100,000    x10,000/110,000)]     x90,909/100,000)]    $80,000    x10,000/90,000)]      (88,889/100,000)]
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $9,091                 $455           $10,000         $11,111                $556
-------------------------------------------------------------------------------------------------------------------------



WITHDRAWAL EXAMPLES. IF YOU EXERCISE YOUR RIGHT TO EXCHANGE YOUR GMAB RIDER FOR THE GMWB II RIDER OR GMWB I RIDER WE MAKE AVAILABLE UNDER THE RIDER EXCHANGE OPTION, the following examples are intended to illustrate the effect of withdrawals on your RBB and AWB. (See, "LIVING BENEFITS -- Cancellation of the GMAB Rider"). The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties, but they do reflect a withdrawal of the AWB that is

10% of the RBB immediately before the first partial withdrawal. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $15,000 after your first GMWB Anniversary:


                         WITHDRAWAL EXAMPLE FOR GMWB II

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (10%)         VALUE            RBB                AWB (10%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $10,000        $100,000        $100,000               $10,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $10,000         $90,000        $100,000               $10,000
-------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL        N/A         (100,000 x           [10,000 x (1-        N/A         (100,000 x           [10,000 x (1-
REDUCTION                  15,000/110,000) =    $85,000/100,000)] =              15,000/90,000) =     83,333/100,000)] =
(PWR)                           $13,636               $1,500                          $16,667               $1,667
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $15,000                                               $16,667
OF THE
WITHDRAWAL                 (15,000>$13,636)                                      ($16,667>15,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $15,000         $15,000               $1,500          $15,000         $16,667               $1,667
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL      $95,000         $85,000               $8,500          $75,000         $83,333               $8,333
-------------------------------------------------------------------------------------------------------------------------


                          WITHDRAWAL EXAMPLE FOR GMWB I

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (10%)         VALUE            RBB                AWB (10%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $10,000        $100,000        $100,000               $10,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $10,000         $90,000        $100,000               $10,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY                     $86,364               $8,636                          $83,333               $8,333
AFTER
WITHDRAWAL               [100,000 -- (100,000        [(10,000                  [100,000 -- (100,000        [10,000 x
                $95,000    x15,000/110,000)]    x$86,364/100,000)]    $75,000    x15,000/90,000)]      (83,333/100,000)]
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $15,000         $13,636               $1,364          $15,000         $16,667               $1,667
-------------------------------------------------------------------------------------------------------------------------


TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          -    a qualified retirement plan (Code Section 401),

          -    a tax-sheltered annuity (Code Section 403(b)),

          -    an individual retirement account (Code Sections 408(a)),

          -    an individual retirement annuity (Code Section 408(b)), or

          -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB starting with the 5th year anniversary date of your GMWB purchase. In accordance with the terms of the rider we have established the following procedures for resets. If you elect to reset within 30 days prior to the end of the 5th contract year, your new RBB will be reset to equal your current Contract Value. If you do not reset on the 5th year anniversary, you will have the opportunity to elect to reset during the 30-day period prior to each anniversary following the date of your 5th year anniversary of your GMWB purchase. In the event that you elect a reset you will be eligible to reset your RBB again provided that 5 contract years have elapsed since the most recent reset, so long as your election is made during the 30-day period prior to the anniversary date of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB. (In such cases, the charge will never exceed the guaranteed maximum charge.) Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)


We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. These investment restrictions are intended to reduce the risk of investment losses which could require the Company to use the assets from its general account to pay amounts due under the benefit. If we do restrict allocations, we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.


If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------


IF YOU EXERCISE YOUR RIGHT TO EXCHANGE THE GMAB RIDER FOR A GMWB RIDER UNDER THE GMAB RIDER EXCHANGE OPTION, THE CURRENT ANNUAL CHARGE FOR THE GMWB RIDER IS 0.75%.

MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.


We will waive the termination of the rider if you assign the Contract in order to comply with the nontaxable exchange requirements of Section 1035 of the Code under the following limited circumstances: If the Section 1035 exchange is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable surrender charges.


OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES AMONG THE GMWB RIDERS

The following chart may help you decide which version of GMWB is best for you.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                   if first withdrawal on    if first withdrawal on
                                       or after 3(rd)            or after 3(rd)
                                         anniversary               anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------


IF YOU EXERCISE YOUR RIGHT TO EXCHANGE THE GMAB RIDER FOR A GMWB RIDER UNDER THE GMAB RIDER EXCHANGE OPTION, THE CURRENT CHARGE FOR THE GMWB RIDER IS 0.75%. IN ADDITION, YOUR AWB WILL EQUAL 10% OF THE RBB

IMMEDIATELY PRIOR TO THE FIRST PARTIAL WITHDRAWAL, REGARDLESS OF WHEN YOU MAKE YOUR FIRST WITHDRAWAL. (SEE, "LIVING BENEFITS -- CANCELLATION OF THE GMAB RIDER.")

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

     - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes all the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.

     - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.

Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

-------------------------------------------------------------------------------------------------------------------
                           INCREASING CONTRACT VALUE                           DECLINING CONTRACT VALUE
-------------------------------------------------------------------------------------------------------------------
                                      BASE                                               BASE
                   CONTRACT       CALCULATION                         CONTRACT       CALCULATION
                    VALUE            AMOUNT        BENEFIT BASE        VALUE            AMOUNT        BENEFIT BASE
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $100,000         $100,000      Not Applicable      $100,000         $100,000      Not Applicable
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
RIDER
MATURITY DATE      $110,000         $100,000         $100,000         $90,000          $100,000         $100,000
-------------------------------------------------------------------------------------------------------------------
AMOUNT
APPLIED TO
CONTRACT
VALUE DUE TO
GMAB RIDER                           $0(1)                                            $10,000(2)
-------------------------------------------------------------------------------------------------------------------


(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.
(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

-------------------------------------------------------------------------------------------------------------------
                  ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS       ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
-------------------------------------------------------------------------------------------------------------------
                                                       BASE                                               BASE
                   CONTRACT         PURCHASE       CALCULATION        CONTRACT         PURCHASE       CALCULATION
                    VALUE           PAYMENT           AMOUNT           VALUE           PAYMENT           AMOUNT
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $100,000         $100,000         $100,000         $100,000         $100,000         $100,000
-------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE
PAYMENT            $110,000      Not Applicable      $100,000         $110,000      Not Applicable      $100,000
-------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE
PAYMENT            $120,000         $10,000          $110,000         $120,000         $10,000          $100,000
-------------------------------------------------------------------------------------------------------------------


The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

---------------------------------------------------------------------------------------------------------------------------
                                                    ASSUMING INCREASING CONTRACT VALUE
---------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
---------------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $100,000              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL           $110,000              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY                                                                           [100,000 x
FOLLOWING
PARTIAL                                                                            10,000/110,000] =
WITHDRAWAL           $100,000               $90,000               $10,000               $9,091                $10,000
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                     ASSUMING DECLINING CONTRACT VALUE
---------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
---------------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $100,000              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL            $90,000              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY                                                                           [100,000 x
FOLLOWING
PARTIAL                                                                            10,000/90,000] =
WITHDRAWAL            $80,000               $88,889               $10,000               $11,111               $11,111
---------------------------------------------------------------------------------------------------------------------------


INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING


If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts. These investment restrictions are intended to reduce the risk of investment losses which could require the Company to use the assets from its general account to pay amounts due under the benefit.


We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in

Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

     - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

     - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

     - If you make an additional Purchase Payment, you can only allocate up to 80% of the Purchase Payment to Subaccounts that we classify as Class A.

     - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payment to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently classified as Class B Subaccounts. All remaining Subaccounts offered under the Contract are classified as Class A Subaccounts.

                                      CLASS B SUBACCOUNTS/
                                        UNDERLYING FUNDS
                    --------------------------------------------------------
                          FRANKLIN TEMPLETON VARIABLE INSURANCE
                            PRODUCTS TRUST
                            Franklin Income Securities Fund
                          LEGG MASON PARTNERS VARIABLE INCOME TRUST
                            Legg Mason Western Asset Variable
                               Adjustable Rate Income Portfolio
                            Legg Mason Western Asset Variable High
                               Income Portfolio
                          MET INVESTORS SERIES TRUST
                            Pioneer Strategic Income Portfolio
                            PIMCO Inflation Protected Bond Portfolio
                            PIMCO Total Return Portfolio
                          METROPOLITAN SERIES FUND, INC.
                            BlackRock Bond Income Portfolio
                            BlackRock Money Market Portfolio



GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

          Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in Good Order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider (currently

          0.50%). The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations. (Currently, we offer a ten year Rider Period.)

          Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. If you add the GMWB Rider under this Rider Exchange Option, the initial RBB is the Contract Value on the date you elect to exchange the GMWB Rider for the GMAB Rider. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option (currently 0.75%).

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.


We will waive the termination of the rider if you assign the Contract in order to comply with the nontaxable exchange requirements of Section 1035 of the Code under the following limited circumstances: If the Section 1035 exchange is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable surrender charges.


The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on each business day that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

     - Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

     - If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

     - Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

     - If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

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MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected and any living benefit rider is terminated.

You may choose to annuitize at any time thirteen months after the Contract Date. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us). (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90(th) birthday.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates (if applicable in your state), the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

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ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.") Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to a survivor under Options 3, 4 and 6 and/or the duration of the guarantee period under Options 2, 5 and 6.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. This option may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

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RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to terminate your traditional IRA, Roth IRA or other Qualified Contract.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNT

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The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine") and MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). On December 8, 2008, Separate Account Nine and Separate Account Ten along with certain other separate accounts (collectively, the "Former Separate Accounts") were combined with and into Separate Account Eleven (the "Combination").




We hold the assets of the Separate Account for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company, and the Company is obligated to pay them even if that amount exceeds the assets in the Separate Account. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company and our long-term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. The Company is regulated as an insurance company under state law, which includes generally limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after

October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2010, and it may be indexed for inflation in years after 2010. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $49,000 or 100% of pay for each participant in 2010.


ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)


GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).


Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.


If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.


Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.


The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan

(e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.


LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.


The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.


Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

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VINTAGE L is a service mark of Citigroup, Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.

THE INSURANCE COMPANY

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

Before December 7, 2007, certain of the Contracts were issued by MetLife Life and Annuity Company of Connecticut, a stock life insurance company chartered in 1973 in Connecticut. These Contracts were funded through Separate Account Ten, a separate account registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. On December 7, 2007, MLACC, a wholly-owned subsidiary of the Company and an indirect, wholly-owned subsidiary of MetLife, Inc., merged with and into the Company. Upon consummation of the merger, MLACC's corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLACC, including Separate Account Ten and its assets. Pursuant to the merger, therefore, Separate Account Ten became a separate account of the Company. As a result of the merger, the Company also has become responsible for all of MLACC's liabilities and obligations, including those created under the Contract as initially issued by MLACC (formerly known as The Travelers Life and Annuity Company) and outstanding on the date of the merger. The Contract has thereby become a variable contract funded by a separate account of the Company, and each owner thereof has become a Contract Owner of the Company.

FINANCIAL STATEMENTS

The financial statements of the Company and each of the Sub-Accounts of the Separate Account are located in the Statement of Additional Information. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.


MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contracts to new purchasers but it continues to accept Purchase Payments from Contract Owners.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Funds' shares in connection with the Contract.

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

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                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES AND
           METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 1.85%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.143          1.194                 --
                                                       2005      1.113          1.143          1,568,513
                                                       2004      1.019          1.113          1,394,502
                                                       2003      0.786          1.019          1,315,337
                                                       2002      1.000          0.786            512,682

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.166          1.138                 --
                                                       2005      1.034          1.166            340,220
                                                       2004      0.973          1.034            534,327
                                                       2003      0.803          0.973            523,556
                                                       2002      1.183          0.803            444,753
                                                       2001      1.000          1.183             25,673

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.329          1.857          1,654,944
                                                       2008      2.198          1.329          2,379,174
                                                       2007      1.950          2.198          3,019,485
                                                       2006      1.649          1.950          3,272,923
                                                       2005      1.473          1.649          3,306,916
                                                       2004      1.322          1.473          2,655,233
                                                       2003      0.995          1.322          1,916,041
                                                       2002      1.188          0.995            687,483
                                                       2001      1.000          1.188             53,009

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.019          1.395          6,568,679
                                                       2008      1.854          1.019          7,523,472
                                                       2007      1.681          1.854          9,443,710
                                                       2006      1.553          1.681         11,381,502
                                                       2005      1.362          1.553         12,017,148
                                                       2004      1.233          1.362         10,520,778
                                                       2003      0.918          1.233          8,199,450
                                                       2002      1.238          0.918          3,191,614
                                                       2001      1.000          1.238            334,212

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.954          1.229          6,416,233
                                                       2008      1.564          0.954          7,779,967
                                                       2007      1.517          1.564          9,042,382
                                                       2006      1.341          1.517         11,151,752
                                                       2005      1.291          1.341         12,001,784
                                                       2004      1.191          1.291         11,617,894
                                                       2003      0.916          1.191          9,428,215
                                                       2002      1.143          0.916          4,343,254
                                                       2001      1.000          1.143            489,151

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.297          1.282                 --
                                                       2005      1.117          1.297            270,405
                                                       2004      0.952          1.117            284,837
                                                       2003      0.777          0.952            281,928
                                                       2002      1.000          0.777            229,435

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.703          2.217                 --
                                                       2005      1.618          1.703            843,861
                                                       2004      1.255          1.618            816,644
                                                       2003      0.953          1.255            682,096
                                                       2002      1.000          0.953            279,702

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.302          1.415                 --
                                                       2005      1.204          1.302            290,919
                                                       2004      1.074          1.204             79,948
                                                       2003      1.000          1.074              5,122

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.299          1.447                 --
                                                       2005      1.202          1.299            490,676
                                                       2004      1.067          1.202             99,662
                                                       2003      1.000          1.067                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      1.159          1.544          2,365,915
                                                       2008      2.057          1.159          2,531,696
                                                       2007      1.784          2.057          2,825,080
                                                       2006      1.628          1.784          3,353,989
                                                       2005      1.419          1.628          3,163,742
                                                       2004      1.254          1.419          2,238,271
                                                       2003      0.995          1.254          1,588,254
                                                       2002      1.119          0.995            651,538
                                                       2001      1.000          1.119             61,062

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.217          1.670          1,681,269
                                                       2008      2.053          1.217          2,066,887
                                                       2007      1.813          2.053          2,716,635
                                                       2006      1.643          1.813          3,237,766
                                                       2005      1.418          1.643          3,764,767
                                                       2004      1.159          1.418          3,531,167
                                                       2003      0.854          1.159          2,724,412
                                                       2002      1.000          0.854            848,122

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.843          1.122          1,286,672
                                                       2008      1.220          0.843          1,350,249
                                                       2007      1.198          1.220          1,897,822
                                                       2006      1.032          1.198          1,429,876
                                                       2005      1.000          1.032            517,437

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.857          1.208            755,412
                                                       2008      1.519          0.857            955,266
                                                       2007      1.391          1.519          1,256,157
                                                       2006      1.303          1.391          1,357,708
                                                       2005      1.267          1.303          1,511,860
                                                       2004      1.158          1.267          1,612,869
                                                       2003      0.859          1.158          1,155,163
                                                       2002      1.228          0.859            552,933
                                                       2001      1.000          1.228             19,240

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.242          1.443                 --
                                                       2005      1.144          1.242          3,654,757
                                                       2004      1.035          1.144          2,910,893
                                                       2003      0.842          1.035          2,090,772
                                                       2002      1.000          0.842            832,357

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.515          3.195                 --
                                                       2007      2.780          3.515          1,157,087
                                                       2006      2.211          2.780          1,274,566
                                                       2005      1.767          2.211          1,292,213
                                                       2004      1.444          1.767            612,528
                                                       2003      1.000          1.444             79,468

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.171          1.576          2,113,721
                                                       2008      2.001          1.171          2,480,408
                                                       2007      1.766          2.001          3,105,587
                                                       2006      1.481          1.766          3,387,056
                                                       2005      1.369          1.481          3,582,390
                                                       2004      1.177          1.369          2,636,109
                                                       2003      0.907          1.177          1,547,572
                                                       2002      1.134          0.907            725,922
                                                       2001      1.000          1.134             29,133

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.246          1.490                 --
                                                       2005      1.166          1.246          1,139,324
                                                       2004      1.024          1.166            867,313
                                                       2003      0.789          1.024            411,565
                                                       2002      1.000          0.789            189,113

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      1.030          1.461            113,646
                                                       2008      1.869          1.030            107,740
                                                       2007      1.564          1.869            107,333
                                                       2006      1.406          1.564             90,153
                                                       2005      1.279          1.406            213,535
                                                       2004      1.081          1.279            289,742
                                                       2003      0.817          1.081            291,470
                                                       2002      1.158          0.817            169,129
                                                       2001      1.000          1.158             17,376

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.534          1.717                 --
                                                       2005      1.502          1.534            624,032
                                                       2004      1.332          1.502            359,563
                                                       2003      1.000          1.332            181,680

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.260          1.341                 --
                                                       2006      1.196          1.260            669,472
                                                       2005      1.146          1.196            819,050
                                                       2004      1.135          1.146            865,998
                                                       2003      0.861          1.135            856,282
                                                       2002      1.198          0.861            561,340
                                                       2001      1.000          1.198              1,868

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (10/02)............................................  2009      1.053          1.249          1,336,578
                                                       2008      1.827          1.053          1,512,269
                                                       2007      1.774          1.827          2,166,539
                                                       2006      1.569          1.774          3,019,733
                                                       2005      1.500          1.569          3,590,883
                                                       2004      1.386          1.500          2,810,205
                                                       2003      1.073          1.386            568,294
                                                       2002      1.000          1.073            102,496

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.780          1.030          4,137,806
                                                       2008      1.333          0.780          5,049,565
                                                       2007      1.338          1.333          6,557,656
                                                       2006      1.253          1.338          7,261,375
                                                       2005      1.143          1.253          8,661,852
                                                       2004      1.059          1.143          9,608,986
                                                       2003      0.802          1.059          8,246,936
                                                       2002      1.213          0.802          4,485,731
                                                       2001      1.000          1.213            400,759

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      1.024          1.228          2,783,815
                                                       2008      1.476          1.024          2,662,566
                                                       2007      1.387          1.476          3,337,982
                                                       2006      1.231          1.387          4,263,914
                                                       2005      1.202          1.231          5,363,734
                                                       2004      1.125          1.202          5,731,444
                                                       2003      0.920          1.125          5,441,951
                                                       2002      1.137          0.920          2,369,461
                                                       2001      1.000          1.137            203,714

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      1.133          1.108                 --
                                                       2008      1.635          1.133            684,646
                                                       2007      1.639          1.635            974,517

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.937          1.290          3,333,299
                                                       2008      1.650          0.937          3,758,963
                                                       2007      1.651          1.650          5,750,234
                                                       2006      1.480          1.651          6,718,987
                                                       2005      1.432          1.480          8,538,130
                                                       2004      1.368          1.432          8,424,198
                                                       2003      1.060          1.368          6,312,914
                                                       2002      1.000          1.060          1,192,523

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.838          1.004            233,069
                                                       2008      1.195          0.838            284,831
                                                       2007      1.144          1.195            410,850
                                                       2006      0.988          1.144            460,356
                                                       2005      1.008          0.988            549,657
                                                       2004      0.993          1.008            411,403
                                                       2003      0.819          0.993            297,884
                                                       2002      1.128          0.819             42,767
                                                       2001      1.000          1.128             29,747

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.938          1.129          5,133,313
                                                       2008      1.469          0.938          6,701,002
                                                       2007      1.421          1.469          8,745,660
                                                       2006      1.310          1.421         10,337,342
                                                       2005      1.280          1.310         13,239,685
                                                       2004      1.242          1.280         10,945,191
                                                       2003      1.037          1.242          7,746,731
                                                       2002      1.000          1.037          1,216,352

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (12/99).......................  2009      0.956          1.214          3,421,700
                                                       2008      1.536          0.956          4,209,432
                                                       2007      1.545          1.536          6,335,447
                                                       2006      1.347          1.545          5,104,700
                                                       2005      1.310          1.347          6,459,399
                                                       2004      1.233          1.310          7,460,248
                                                       2003      0.906          1.233          6,544,522
                                                       2002      1.173          0.906          3,685,513
                                                       2001      1.000          1.173            387,824

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.943          1.153          1,306,183
                                                       2008      1.493          0.943          1,488,498
                                                       2007      1.463          1.493          1,963,508
                                                       2006      1.261          1.463          1,457,483
                                                       2005      1.205          1.261          2,187,413
                                                       2004      1.112          1.205          2,449,937
                                                       2003      0.856          1.112          1,736,582
                                                       2002      1.134          0.856          1,123,187
                                                       2001      1.000          1.134             76,156

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.840          1.175          1,237,382
                                                       2008      1.365          0.840          1,608,272
                                                       2007      1.321          1.365          1,984,106
                                                       2006      1.286          1.321          2,360,634
                                                       2005      1.245          1.286          2,985,448
                                                       2004      1.264          1.245          3,178,555
                                                       2003      0.872          1.264          3,256,345
                                                       2002      1.181          0.872          1,343,803
                                                       2001      1.000          1.181            220,733

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      1.083          1.445            555,617
                                                       2008      1.704          1.083            695,294
                                                       2007      1.620          1.704          1,084,440
                                                       2006      1.437          1.620          1,363,179
                                                       2005      1.352          1.437          1,761,537
                                                       2004      1.247          1.352          2,082,371
                                                       2003      0.979          1.247          1,985,524
                                                       2002      1.233          0.979          1,007,229
                                                       2001      1.000          1.233            106,957

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.952          1.335            610,895
                                                       2008      1.636          0.952            751,633
                                                       2007      1.515          1.636          1,112,460
                                                       2006      1.369          1.515            874,133
                                                       2005      1.329          1.369          1,450,361
                                                       2004      1.176          1.329          1,512,977
                                                       2003      0.805          1.176          1,362,566
                                                       2002      1.255          0.805            374,199
                                                       2001      1.000          1.255              3,283

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.863          0.839                 --
                                                       2008      1.406          0.863          2,029,831
                                                       2007      1.365          1.406          2,219,452
                                                       2006      1.208          1.365          2,630,281
                                                       2005      1.180          1.208          3,241,340
                                                       2004      1.091          1.180          3,694,895
                                                       2003      0.870          1.091          3,104,267
                                                       2002      1.141          0.870          1,112,239
                                                       2001      1.000          1.141             46,322

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.588          1.614                 --
                                                       2006      1.441          1.588          1,080,594
                                                       2005      1.417          1.441          1,383,219
                                                       2004      1.353          1.417          1,087,983
                                                       2003      1.068          1.353            677,570
                                                       2002      1.000          1.068             98,290

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.047          1.030          3,001,298
                                                       2008      1.039          1.047          3,983,489
                                                       2007      1.009          1.039          3,917,178
                                                       2006      0.982          1.009          3,539,717
                                                       2005      0.973          0.982          5,853,181
                                                       2004      0.983          0.973          6,201,418
                                                       2003      0.995          0.983         10,307,290
                                                       2002      1.000          0.995         10,414,856
                                                       2001      1.000          1.000          4,696,068

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.784          0.903            299,074
                                                       2008      1.013          0.784            345,215
                                                       2007      1.018          1.013            548,010
                                                       2006      0.996          1.018            638,708
                                                       2005      0.991          0.996            790,687
                                                       2004      0.998          0.991            520,781
                                                       2003      1.000          0.998            112,210

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      1.058          1.240            911,320
                                                       2008      1.248          1.058          1,262,829
                                                       2007      1.247          1.248          1,783,763
                                                       2006      1.205          1.247          2,167,036
                                                       2005      1.197          1.205          3,111,900
                                                       2004      1.142          1.197          3,438,219
                                                       2003      1.041          1.142          2,476,299
                                                       2002      1.012          1.041            806,368
                                                       2001      1.000          1.012            523,138

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.993          1.560          1,417,000
                                                       2008      1.445          0.993          1,670,642
                                                       2007      1.468          1.445          2,463,237
                                                       2006      1.347          1.468          3,316,182
                                                       2005      1.337          1.347          3,764,331
                                                       2004      1.234          1.337          4,280,141
                                                       2003      0.985          1.234          3,543,720
                                                       2002      1.037          0.985          1,009,257
                                                       2001      1.000          1.037             54,303

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.601          1.707                 --
                                                       2006      1.445          1.601            554,760
                                                       2005      1.403          1.445            971,926
                                                       2004      1.236          1.403          1,145,519
                                                       2003      0.887          1.236            938,913
                                                       2002      1.215          0.887            227,917
                                                       2001      1.000          1.215             20,517

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.426          1.494                 --
                                                       2006      1.229          1.426          3,034,285
                                                       2005      1.204          1.229          4,123,387
                                                       2004      1.132          1.204          4,776,424
                                                       2003      0.829          1.132          4,044,047
                                                       2002      1.127          0.829          2,454,452
                                                       2001      1.000          1.127            283,937

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.601          1.663                 --
                                                       2006      1.391          1.601            826,360
                                                       2005      1.372          1.391            912,109
                                                       2004      1.241          1.372            814,490
                                                       2003      1.000          1.241            254,459

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.790          1.971                 --
                                                       2006      1.625          1.790          1,328,761
                                                       2005      1.529          1.625          1,853,134
                                                       2004      1.256          1.529          1,047,903
                                                       2003      1.000          1.256            487,664

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.412          1.480                 --
                                                       2006      1.336          1.412            432,930

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.908          1.063            185,744
                                                       2008      1.476          0.908            234,239
                                                       2007      1.467          1.476            270,281

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.584          0.775            816,265
                                                       2008      1.019          0.584            855,425
                                                       2007      1.218          1.019          1,163,744
                                                       2006      1.003          1.218          1,350,094

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.965          1.223            144,548
                                                       2008      1.315          0.965            137,581
                                                       2007      1.353          1.315            116,308
                                                       2006      1.271          1.353             63,505

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.930          1.419            802,152
                                                       2008      1.597          0.930            856,150
                                                       2007      1.641          1.597          1,056,563
                                                       2006      1.492          1.641            931,468

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      0.959          1.348            321,892
                                                       2008      1.680          0.959            251,583
                                                       2007      1.312          1.680             84,653
                                                       2006      1.282          1.312            171,370

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.670          0.900             80,073
                                                       2008      1.063          0.670             98,949
                                                       2008      1.107          1.063            108,451
                                                       2007      1.251          1.107             11,588

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.683          0.794          3,767,046
                                                       2008      1.093          0.683          4,187,119
                                                       2007      1.074          1.093          5,352,699
                                                       2006      1.001          1.074          5,040,214

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.635          0.789          1,704,558
                                                       2008      1.057          0.635          2,003,655
                                                       2007      1.070          1.057          2,160,726
                                                       2006      1.002          1.070             40,020

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.829          0.787                 --
                                                       2008      1.472          0.829            337,188
                                                       2007      1.340          1.472            506,785
                                                       2006      1.359          1.340            537,554

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.836          1.102             60,851
                                                       2008      1.388          0.836             59,738
                                                       2007      1.269          1.388             48,553
                                                       2006      1.281          1.269             11,402

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.463          2.427          1,016,774
                                                       2008      3.200          1.463          1,093,219

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.167          1.507            310,313
                                                       2008      2.062          1.167            359,515
                                                       2007      1.967          2.062            561,962

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.097          1.275          2,502,184
                                                       2008      1.197          1.097          2,786,262
                                                       2007      1.133          1.197          3,537,567

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.329          1.478          9,102,928

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.065          1.295            343,781
                                                       2008      1.615          1.065            117,736
                                                       2007      1.567          1.615            131,153
                                                       2006      1.460          1.567            145,731

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.147          1.265                 --
                                                       2006      1.092          1.147              8,773

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.064          1.390          1,208,409
                                                       2008      1.214          1.064          1,274,191
                                                       2007      1.160          1.214          1,385,294
                                                       2006      1.122          1.160          2,208,049

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.674          0.836          2,214,711
                                                       2008      0.978          0.674          2,622,643
                                                       2007      1.027          0.978          3,365,676
                                                       2006      1.003          1.027          1,958,877

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.543          0.795            581,592
                                                       2008      1.019          0.543            681,325
                                                       2007      0.862          1.019            980,232
                                                       2006      0.885          0.862          1,150,626

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.064          1.142          2,773,459
                                                       2008      1.124          1.064          3,064,087
                                                       2007      1.079          1.124          3,916,582
                                                       2006      1.041          1.079          4,781,096

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.726          0.913          1,048,488

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.675          0.667                 --
                                                       2008      1.150          0.675            321,611
                                                       2007      1.173          1.150            414,912
                                                       2006      1.143          1.173            456,315

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.678          0.707                 --
                                                       2008      1.252          0.678            945,305
                                                       2007      1.227          1.252          1,217,980
                                                       2006      1.212          1.227          1,534,327

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.894          1.069          1,903,920
                                                       2008      1.494          0.894          2,250,263
                                                       2007      1.462          1.494          2,732,435
                                                       2006      1.428          1.462          3,423,841

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.767          1.055             61,108
                                                       2008      1.159          0.767             78,234

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.627          0.810          1,077,965
                                                       2008      1.073          0.627            101,904
                                                       2007      1.059          1.073             77,136
                                                       2006      1.002          1.059             82,046

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.907          1.073          1,311,540
                                                       2008      1.079          0.907          2,469,357
                                                       2007      1.041          1.079            694,072
                                                       2006      1.001          1.041            345,238

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.829          1.007            682,868
                                                       2008      1.078          0.829            461,557
                                                       2007      1.047          1.078            138,575
                                                       2006      1.002          1.047             96,735

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.755          0.938            689,973
                                                       2008      1.078          0.755            355,115
                                                       2007      1.053          1.078            365,282
                                                       2006      1.002          1.053            138,612

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.687          0.870            319,169
                                                       2008      1.078          0.687            354,568
                                                       2007      1.058          1.078          3,790,478
                                                       2006      1.002          1.058          3,867,318

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.868          1.066          1,906,871

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.091          1.268          5,570,751
                                                       2008      1.431          1.091          6,623,364
                                                       2007      1.399          1.431          8,475,997
                                                       2006      1.311          1.399         10,776,451

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.975          1.156            579,426
                                                       2008      1.472          0.975            741,138
                                                       2007      1.393          1.472            811,778
                                                       2006      1.262          1.393            724,652

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.651          0.914            166,401
                                                       2008      1.143          0.651            192,308
                                                       2007      1.067          1.143            294,582
                                                       2006      0.998          1.067            375,374

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.107          1.128                 --
                                                       2006      1.119          1.107          4,427,645
                                                       2005      1.117          1.119          4,051,146
                                                       2004      1.045          1.117          3,205,754
                                                       2003      1.000          1.045          1,272,314

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.283          1.325                 --
                                                       2008      1.248          1.283         10,331,159
                                                       2007      1.169          1.248         13,620,913
                                                       2006      1.146          1.169         17,239,178
                                                       2005      1.140          1.146         22,862,275
                                                       2004      1.107          1.140         25,251,835
                                                       2003      1.074          1.107         24,931,634
                                                       2002      1.003          1.074         12,110,005
                                                       2001      1.000          1.003            284,980

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.828          1.977                 --
                                                       2006      1.458          1.828            638,928
                                                       2005      1.323          1.458            563,447
                                                       2004      1.160          1.323            708,372
                                                       2003      0.919          1.160            789,803
                                                       2002      1.138          0.919            348,979
                                                       2001      1.000          1.138             52,475

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.157          2.302                 --
                                                       2006      1.874          2.157            987,227
                                                       2005      1.783          1.874          1,262,872
                                                       2004      1.439          1.783          1,531,094
                                                       2003      0.980          1.439          1,457,951
                                                       2002      1.221          0.980            894,693
                                                       2001      1.000          1.221             16,781

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.277          1.359                 --
                                                       2005      1.196          1.277            625,300
                                                       2004      1.144          1.196            971,172
                                                       2003      0.901          1.144            604,655
                                                       2002      1.206          0.901            171,916
                                                       2001      1.000          1.206              3,553

  Travelers Equity Income Subaccount (11/99).........  2006      1.360          1.428                 --
                                                       2005      1.326          1.360          4,685,823
                                                       2004      1.229          1.326          4,664,493
                                                       2003      0.955          1.229          3,466,972
                                                       2002      1.130          0.955            851,610
                                                       2001      1.000          1.130             27,813

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.177          1.212                 --
                                                       2005      1.103          1.177          1,408,457
                                                       2004      1.055          1.103          1,502,752
                                                       2003      0.862          1.055          1,320,336
                                                       2002      1.138          0.862            297,305
                                                       2001      1.000          1.138             36,628

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.108          1.177                 --
                                                       2005      1.000          1.108              4,537

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.019          1.022                 --
                                                       2005      1.000          1.019            111,348

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.053          1.090                 --
                                                       2005      1.000          1.053            127,111

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.086          1.132                 --
                                                       2005      1.000          1.086          3,605,600

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.030          1.049                 --
                                                       2005      1.000          1.030              4,434

  Travelers Managed Income Subaccount (11/99)........  2006      1.052          1.041                 --
                                                       2005      1.057          1.052          5,931,326
                                                       2004      1.047          1.057          6,706,064
                                                       2003      0.984          1.047          6,231,466
                                                       2002      0.981          0.984          2,680,937
                                                       2001      1.000          0.981             86,039

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.259          1.336                 --
                                                       2005      1.145          1.259            577,073
                                                       2004      1.006          1.145            802,307
                                                       2003      0.846          1.006            611,226
                                                       2002      1.151          0.846            186,632
                                                       2001      1.000          1.151                614

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      0.837          0.885                 --
                                                       2005      0.827          0.837          1,379,504
                                                       2004      0.738          0.827            965,769
                                                       2003      0.549          0.738            863,409
                                                       2002      1.000          0.549            228,485

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.271          1.311                 --
                                                       2005      1.258          1.271         14,835,633
                                                       2004      1.150          1.258         15,096,154
                                                       2003      1.005          1.150         12,779,445
                                                       2002      1.081          1.005          4,612,845
                                                       2001      1.000          1.081            348,528

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.169          1.262                 --
                                                       2005      1.119          1.169            534,003
                                                       2004      1.000          1.119             22,370

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.300          1.492                 --
                                                       2005      1.209          1.300            900,979
                                                       2004      1.064          1.209            782,542
                                                       2003      0.843          1.064            306,180
                                                       2002      1.000          0.843             43,855

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.377          1.460                 --
                                                       2005      1.324          1.377            135,007
                                                       2004      1.213          1.324             98,404
                                                       2003      1.000          1.213             37,895

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.038          1.092                 --
                                                       2005      1.000          1.038              2,873

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.112          1.122                 --
                                                       2005      1.092          1.112          2,085,055
                                                       2004      1.000          1.092            835,408

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.056          1.101                 --
                                                       2005      1.054          1.056            968,595
                                                       2004      0.974          1.054          1,033,754
                                                       2003      0.749          0.974          1,013,488
                                                       2002      1.148          0.749            737,863
                                                       2001      1.000          1.148            122,403

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.113          1.281                 --
                                                       2005      1.000          1.113              8,406

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.109          1.271                 --
                                                       2005      1.000          1.109             15,029

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.102          1.143                 --
                                                       2005      1.041          1.102            475,059
                                                       2004      1.021          1.041            341,310
                                                       2003      0.828          1.021            144,333
                                                       2002      1.194          0.828             50,164
                                                       2001      1.000          1.194                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.213          1.156                 --
                                                       2007      1.056          1.213            108,804
                                                       2006      1.046          1.056            144,044
                                                       2005      0.987          1.046            347,156
                                                       2004      0.940          0.987            428,209
                                                       2003      0.752          0.940            419,469
                                                       2002      1.134          0.752            245,637
                                                       2001      1.000          1.134             81,986




                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.70%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2009      1.144          1.144               --
                                                       2008      1.144          1.144               --
                                                       2006      1.099          1.144               --
                                                       2005      1.079          1.099               --
                                                       2004      1.000          1.079               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.181          1.142               --
                                                       2005      1.056          1.181               --
                                                       2004      1.000          1.056               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.969          1.343            7,109
                                                       2008      1.617          0.969            8,024
                                                       2007      1.446          1.617            7,795
                                                       2006      1.234          1.446            8,568
                                                       2005      1.111          1.234            4,830
                                                       2004      1.000          1.111               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.784          1.064           27,013
                                                       2008      1.438          0.784           28,797
                                                       2007      1.315          1.438           25,548
                                                       2006      1.226          1.315           30,391
                                                       2005      1.084          1.226           17,061
                                                       2004      1.000          1.084               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.759          0.970           27,355
                                                       2008      1.255          0.759           35,702
                                                       2007      1.228          1.255           34,425
                                                       2006      1.095          1.228           37,277
                                                       2005      1.063          1.095           30,911
                                                       2004      1.000          1.063               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.343          1.324               --
                                                       2005      1.167          1.343               --
                                                       2004      1.000          1.167               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.341          1.731               --
                                                       2005      1.285          1.341               --
                                                       2004      1.000          1.285               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.196          1.296               --
                                                       2005      1.115          1.196            4,422
                                                       2004      1.000          1.115               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.197          1.330               --
                                                       2005      1.117          1.197           28,051
                                                       2004      1.000          1.117               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      0.872          1.152            6,873
                                                       2008      1.562          0.872            6,640
                                                       2007      1.366          1.562            5,189
                                                       2006      1.257          1.366            5,742
                                                       2005      1.105          1.257               --
                                                       2004      1.000          1.105               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.016          1.382           10,174
                                                       2008      1.728          1.016           11,000
                                                       2007      1.540          1.728            9,421
                                                       2006      1.407          1.540           10,348
                                                       2005      1.225          1.407            2,809
                                                       2004      1.000          1.225               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.817          1.078            7,339
                                                       2008      1.193          0.817            7,413
                                                       2007      1.181          1.193            6,787
                                                       2006      1.026          1.181            6,694
                                                       2005      1.000          1.026               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.708          0.990               --
                                                       2008      1.265          0.708               --
                                                       2007      1.169          1.265               --
                                                       2006      1.105          1.169               --
                                                       2005      1.083          1.105               --
                                                       2004      1.000          1.083               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.182          1.362               --
                                                       2005      1.098          1.182            2,646
                                                       2004      1.000          1.098               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.441          2.213               --
                                                       2007      1.948          2.441            2,475
                                                       2006      1.562          1.948            4,444
                                                       2005      1.259          1.562            3,011
                                                       2004      1.000          1.259               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      0.954          1.272            7,318
                                                       2008      1.644          0.954            8,325
                                                       2007      1.463          1.644            7,824
                                                       2006      1.237          1.463            8,544
                                                       2005      1.154          1.237            4,762
                                                       2004      1.000          1.154               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.184          1.404               --
                                                       2005      1.117          1.184               --
                                                       2004      1.000          1.117               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      0.878          1.235               --
                                                       2008      1.607          0.878               --
                                                       2007      1.356          1.607               --
                                                       2006      1.230          1.356               --
                                                       2005      1.128          1.230               --
                                                       2004      1.000          1.128               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.138          1.265               --
                                                       2005      1.124          1.138               --
                                                       2004      1.000          1.124               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.107          1.175               --
                                                       2006      1.060          1.107               --
                                                       2005      1.024          1.060               --
                                                       2004      1.000          1.024               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (10/02)............................................  2009      0.722          0.849               --
                                                       2008      1.264          0.722               --
                                                       2007      1.238          1.264               --
                                                       2006      1.104          1.238               --
                                                       2005      1.065          1.104               --
                                                       2004      1.000          1.065               --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.702          0.919           59,464
                                                       2008      1.210          0.702           64,934
                                                       2007      1.225          1.210           64,934
                                                       2006      1.156          1.225           64,934
                                                       2005      1.064          1.156           71,280
                                                       2004      1.000          1.064               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      0.869          1.032           19,351
                                                       2008      1.262          0.869           31,215
                                                       2007      1.196          1.262           31,236
                                                       2006      1.071          1.196           31,256
                                                       2005      1.055          1.071           31,278
                                                       2004      1.000          1.055               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.796          0.777               --
                                                       2008      1.159          0.796               --
                                                       2007      1.163          1.159               --

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.656          0.895           41,596
                                                       2008      1.164          0.656           41,632
                                                       2007      1.175          1.164           41,632
                                                       2006      1.062          1.175           41,632
                                                       2005      1.037          1.062           41,632
                                                       2004      1.000          1.037               --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.814          0.968               --
                                                       2008      1.172          0.814               --
                                                       2007      1.131          1.172               --
                                                       2006      0.985          1.131               --
                                                       2005      1.014          0.985               --
                                                       2004      1.000          1.014               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.729          0.870          294,707
                                                       2008      1.152          0.729          298,666
                                                       2007      1.123          1.152          130,657
                                                       2006      1.044          1.123          130,572
                                                       2005      1.029          1.044          191,764
                                                       2004      1.000          1.029               --

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (12/99).......................  2009      0.745          0.938               --
                                                       2008      1.207          0.745            5,857
                                                       2007      1.224          1.207            5,857
                                                       2006      1.077          1.224            5,857
                                                       2005      1.056          1.077            5,857
                                                       2004      1.000          1.056               --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.815          0.988               --
                                                       2008      1.301          0.815               --
                                                       2007      1.286          1.301               --
                                                       2006      1.117          1.286               --
                                                       2005      1.077          1.117               --
                                                       2004      1.000          1.077               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.645          0.893               --
                                                       2008      1.056          0.645               --
                                                       2007      1.031          1.056               --
                                                       2006      1.012          1.031               --
                                                       2005      0.988          1.012               --
                                                       2004      1.000          0.988               --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      0.846          1.119            8,644
                                                       2008      1.342          0.846            8,655
                                                       2007      1.287          1.342            8,666
                                                       2006      1.152          1.287            8,675
                                                       2005      1.092          1.152            8,686
                                                       2004      1.000          1.092               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.806          1.120               --
                                                       2008      1.397          0.806               --
                                                       2007      1.304          1.397               --
                                                       2006      1.188          1.304               --
                                                       2005      1.164          1.188               --
                                                       2004      1.000          1.164               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.754          0.732               --
                                                       2008      1.240          0.754               --
                                                       2007      1.214          1.240               --
                                                       2006      1.084          1.214               --
                                                       2005      1.068          1.084               --
                                                       2004      1.000          1.068               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.136          1.146               --
                                                       2006      1.039          1.136               --
                                                       2005      1.031          1.039               --
                                                       2004      1.000          1.031               --

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.031          1.005           16,744
                                                       2008      1.032          1.031           23,097
                                                       2007      1.011          1.032           23,116
                                                       2006      0.992          1.011           23,134
                                                       2005      0.992          0.992           23,155
                                                       2004      1.000          0.992               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.761          0.870            6,300
                                                       2008      0.992          0.761            6,306
                                                       2007      1.006          0.992            6,312
                                                       2006      0.992          1.006            6,317
                                                       2005      0.996          0.992            6,323
                                                       2004      1.000          0.996               --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      0.913          1.060               --
                                                       2008      1.086          0.913               --
                                                       2007      1.094          1.086               --
                                                       2006      1.066          1.094               --
                                                       2005      1.068          1.066               --
                                                       2004      1.000          1.068               --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.777          1.210            6,538
                                                       2008      1.140          0.777            7,684
                                                       2007      1.168          1.140            7,104
                                                       2006      1.081          1.168            6,766
                                                       2005      1.083          1.081               --
                                                       2004      1.000          1.083               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.309          1.392               --
                                                       2006      1.192          1.309               --
                                                       2005      1.167          1.192               --
                                                       2004      1.000          1.167               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.229          1.284               --
                                                       2006      1.069          1.229               --
                                                       2005      1.055          1.069               --
                                                       2004      1.000          1.055               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.259          1.304               --
                                                       2006      1.103          1.259               --
                                                       2005      1.098          1.103               --
                                                       2004      1.000          1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.333          1.464               --
                                                       2006      1.220          1.333           18,745
                                                       2005      1.158          1.220           14,438
                                                       2004      1.000          1.158               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.361          1.422               --
                                                       2006      1.295          1.361               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.860          0.998               --
                                                       2008      1.410          0.860               --
                                                       2007      1.410          1.410               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.571          0.751               --
                                                       2008      1.004          0.571               --
                                                       2007      1.211          1.004               --
                                                       2006      1.003          1.211               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.936          1.176               --
                                                       2008      1.286          0.936               --
                                                       2007      1.334          1.286               --
                                                       2006      1.261          1.334               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.849          1.285            6,138
                                                       2008      1.472          0.849            7,043
                                                       2007      1.525          1.472            5,318
                                                       2006      1.395          1.525            5,306

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      0.968          1.350               --
                                                       2008      1.711          0.968               --
                                                       2007      1.347          1.711               --
                                                       2006      1.324          1.347               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.650          0.865               --
                                                       2008      1.037          0.650               --
                                                       2008      1.083          1.037               --
                                                       2007      1.231          1.083               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.668          0.770               --
                                                       2008      1.078          0.668               --
                                                       2007      1.068          1.078               --
                                                       2006      1.001          1.068            3,325

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.621          0.765           36,589
                                                       2008      1.042          0.621           35,735
                                                       2007      1.064          1.042           29,704
                                                       2006      1.002          1.064            7,446

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.705          0.667               --
                                                       2008      1.263          0.705           61,850
                                                       2007      1.159          1.263           61,850
                                                       2006      1.182          1.159           61,850

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.811          1.059               --
                                                       2008      1.357          0.811               --
                                                       2007      1.252          1.357               --
                                                       2006      1.271          1.252               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.008          1.657            2,876
                                                       2008      2.216          1.008            3,878

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      0.986          1.262               --
                                                       2008      1.757          0.986               --
                                                       2007      1.685          1.757               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.012          1.166           15,119
                                                       2008      1.113          1.012           15,013
                                                       2007      1.059          1.113           21,118

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.171          1.295           18,698

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.849          1.023               --
                                                       2008      1.298          0.849               --
                                                       2007      1.270          1.298               --
                                                       2006      1.190          1.270               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.132          1.245               --
                                                       2006      1.083          1.132               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.037          1.344           13,211
                                                       2008      1.194          1.037           13,587
                                                       2007      1.150          1.194           16,785
                                                       2006      1.119          1.150           16,724

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.658          0.810           51,555
                                                       2008      0.964          0.658           62,758
                                                       2007      1.021          0.964           63,879
                                                       2006      1.003          1.021           53,969

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.680          0.987            4,722
                                                       2008      1.287          0.680            4,728
                                                       2007      1.098          1.287            4,733
                                                       2006      1.133          1.098            5,891

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      0.999          1.063          140,325
                                                       2008      1.064          0.999          149,544
                                                       2007      1.030          1.064          149,557
                                                       2006      1.000          1.030          149,570

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.664          0.830           63,889

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.648          0.638               --
                                                       2008      1.114          0.648               --
                                                       2007      1.146          1.114               --
                                                       2006      1.123          1.146               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.622          0.646               --
                                                       2008      1.157          0.622               --
                                                       2007      1.144          1.157               --
                                                       2006      1.137          1.144               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.717          0.850               --
                                                       2008      1.208          0.717               --
                                                       2007      1.193          1.208               --
                                                       2006      1.171          1.193               --

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.794          1.082               --
                                                       2008      1.206          0.794               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.613          0.785               --
                                                       2008      1.058          0.613               --
                                                       2007      1.052          1.058               --
                                                       2006      1.002          1.052               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.886          1.040           28,232
                                                       2008      1.063          0.886           38,764
                                                       2007      1.035          1.063               --
                                                       2006      1.001          1.035               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.811          0.976               --
                                                       2008      1.062          0.811               --
                                                       2007      1.042          1.062               --
                                                       2006      1.002          1.042               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.738          0.909               --
                                                       2008      1.063          0.738               --
                                                       2007      1.047          1.063           47,279
                                                       2006      1.002          1.047           94,815

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.671          0.843               --
                                                       2008      1.063          0.671               --
                                                       2007      1.052          1.063               --
                                                       2006      1.002          1.052               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.756          0.924               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      0.917          1.057          145,325
                                                       2008      1.213          0.917          144,407
                                                       2007      1.196          1.213          144,976
                                                       2006      1.127          1.196          144,761

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.947          1.113           38,785
                                                       2008      1.441          0.947           37,264
                                                       2007      1.376          1.441           39,100
                                                       2006      1.254          1.376           40,201

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2009      0.624          0.850            5,962
                                                       2008      1.079          0.624            6,701
                                                       2007      1.043          1.079            5,230
                                                       2006      0.996          1.043            5,495

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.636          0.886               --
                                                       2008      1.127          0.636               --
                                                       2007      1.061          1.127               --
                                                       2006      0.998          1.061               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.038          1.055               --
                                                       2006      1.059          1.038           20,676
                                                       2005      1.065          1.059           12,485
                                                       2004      1.000          1.065               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.134          1.168               --
                                                       2008      1.112          1.134           19,123
                                                       2007      1.051          1.112           28,552
                                                       2006      1.039          1.051           29,986
                                                       2005      1.042          1.039           25,063
                                                       2004      1.000          1.042               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.571          1.695               --
                                                       2006      1.264          1.571               --
                                                       2005      1.157          1.264               --
                                                       2004      1.000          1.157               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.417          1.507               --
                                                       2006      1.241          1.417            5,626
                                                       2005      1.191          1.241               --
                                                       2004      1.000          1.191               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.114          1.182               --
                                                       2005      1.053          1.114           68,471
                                                       2004      1.000          1.053               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.119          1.171               --
                                                       2005      1.100          1.119               --
                                                       2004      1.000          1.100               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.107          1.137               --
                                                       2005      1.046          1.107               --
                                                       2004      1.000          1.046               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.102          1.168               --
                                                       2005      1.000          1.102               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.014          1.014               --
                                                       2005      1.000          1.014               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.048          1.081               --
                                                       2005      1.000          1.048          117,297

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.080          1.123               --
                                                       2005      1.000          1.080               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.025          1.041               --
                                                       2005      1.000          1.025               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.013          1.000               --
                                                       2005      1.027          1.013          163,216
                                                       2004      1.000          1.027               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.224          1.295               --
                                                       2005      1.122          1.224               --
                                                       2004      1.000          1.122               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.075          1.133               --
                                                       2005      1.071          1.075            5,899
                                                       2004      1.000          1.071               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.096          1.127               --
                                                       2005      1.094          1.096          157,897
                                                       2004      1.000          1.094               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.165          1.254               --
                                                       2005      1.124          1.165           22,336
                                                       2004      1.000          1.124               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.218          1.395               --
                                                       2005      1.143          1.218               --
                                                       2004      1.000          1.143               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.126          1.190               --
                                                       2005      1.091          1.126               --
                                                       2004      1.000          1.091               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.033          1.083               --
                                                       2005      1.000          1.033               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.112          1.119               --
                                                       2005      1.102          1.112           16,285
                                                       2004      1.000          1.102               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.088          1.131               --
                                                       2005      1.096          1.088               --
                                                       2004      1.000          1.096               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.108          1.271               --
                                                       2005      1.000          1.108               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.261               --
                                                       2005      1.000          1.103               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.086          1.123               --
                                                       2005      1.034          1.086               --
                                                       2004      1.000          1.034               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.265          1.203               --
                                                       2007      1.112          1.265               --
                                                       2006      1.110          1.112               --
                                                       2005      1.057          1.110               --
                                                       2004      1.000          1.057               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2009.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2009 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.


Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class I and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.

UNDERLYING FUND NAME CHANGES


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST      LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Partners Variable Adjustable        Legg Mason Western Asset Variable
     Rate Income Portfolio                          Adjustable Rate Income Portfolio
  Legg Mason Partners Variable Diversified       Legg Mason Western Asset Variable
     Strategic Income Portfolio                     Diversified Strategic Income Portfolio
  Legg Mason Partners Variable High Income       Legg Mason Western Asset Variable High
     Portfolio                                      Income Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Aggressive        Legg Mason ClearBridge Variable Aggressive
     Growth Portfolio                               Growth Portfolio
  Legg Mason Partners Variable Appreciation      Legg Mason ClearBridge Variable
     Portfolio                                      Appreciation Portfolio
  Legg Mason Partners Variable Capital and       Legg Mason ClearBridge Variable Equity
     Income Portfolio                               Income Builder Portfolio
  Legg Mason Partners Variable Capital           Legg Mason ClearBridge Variable Capital
     Portfolio                                      Portfolio
  Legg Mason Partners Variable Dividend          Legg Mason ClearBridge Variable Dividend
     Strategy Portfolio                             Strategy Portfolio
  Legg Mason Partners Variable Fundamental       Legg Mason ClearBridge Variable
     Value Portfolio                                Fundamental All Cap Value Portfolio
  Legg Mason Partners Variable International     Legg Mason Global Currents Variable
     All Cap Opportunity Portfolio                  International All Cap Opportunity
                                                    Portfolio
  Legg Mason Partners Variable Investors         Legg Mason ClearBridge Variable Large Cap
     Portfolio                                      Value Portfolio
  Legg Mason Partners Variable Large Cap         Legg Mason ClearBridge Variable Large Cap
     Growth Portfolio                               Growth Portfolio
  Legg Mason Partners Variable Mid Cap Core      Legg Mason ClearBridge Variable Mid Cap
     Portfolio                                      Core Portfolio
  Legg Mason Partners Variable Small Cap         Legg Mason ClearBridge Variable Small Cap
     Growth Portfolio                               Growth Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Van Kampen Mid Cap Growth Portfolio            Morgan Stanley Mid Cap Growth Portfolio
  Met/AIM Small Cap Growth Portfolio             Invesco Small Cap Growth Portfolio

UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were substituted for the former Underlying Funds.


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      MET INVESTORS SERIES TRUST
  Legg Mason Partners Variable Global Equity     Met/Templeton Growth Portfolio
     Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST      METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Money Market      BlackRock Money Market Portfolio
     Portfolio

                                   APPENDIX C

--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------


               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Financial Statements


A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated May 1, 2010 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.


Name: -------------------------------------------------


Address:  ---------------------------------------------

             PIONEER ANNUISTAR(SM) FLEX VARIABLE ANNUITY PROSPECTUS:


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES


                                   MAY 1, 2010


This prospectus describes PIONEER ANNUISTAR FLEX VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST -- CLASS 2                                   Pioneer Strategic Income Portfolio -- Class
  Franklin Rising Dividends Securities Fund           E
  Franklin Small-Mid Cap Growth Securities       METROPOLITAN SERIES FUND, INC.
     Fund                                          BlackRock Legacy Large Cap Growth
  Templeton Foreign Securities Fund                   Portfolio -- Class EBlackRock Money
LEGG MASON PARTNERS VARIABLE EQUITY TRUST             Market Portfolio -- Class A
  Legg Mason ClearBridge Variable Aggressive       MFS(R) Total Return Portfolio -- Class B
     Growth Portfolio -- Class II                  Oppenheimer Global Equity
  Legg Mason ClearBridge Variable Equity              Portfolio -- Class B
     Income                                      PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
  Builder Portfolio -- Class II                    Pioneer Bond VCT Portfolio
  Legg Mason ClearBridge Variable Fundamental      Pioneer Cullen Value VCT Portfolio
     All Cap                                       Pioneer Emerging Markets VCT Portfolio
  Value Portfolio -- Class I                       Pioneer Equity Income VCT Portfolio
MET INVESTORS SERIES TRUST                         Pioneer Fund VCT Portfolio
  BlackRock High Yield Portfolio -- Class B        Pioneer Ibbotson Growth Allocation VCT
  Lazard Mid Cap Portfolio -- Class B                 Portfolio
  MFS(R) Research International                    Pioneer Ibbotson Moderate Allocation VCT
     Portfolio -- Class B                             Portfolio
  Oppenheimer Capital Appreciation                 Pioneer Mid Cap Value VCT Portfolio
     Portfolio -- Class B                          Pioneer Real Estate Shares VCT Portfolio





Certain Variable Funding Options have been subject to a name change or substitution. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.



THE CONTRACT IS NO LONGER OFFERED TO NEW PURCHASERS.



This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2010. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-547-3793 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----
GLOSSARY................................................................     3
SUMMARY.................................................................     5
FEE TABLE...............................................................    10
THE ANNUITY CONTRACT....................................................    14
Contract Owner Inquiries................................................    15
Purchase Payments.......................................................    15
Accumulation Units......................................................    15
The Variable Funding Options............................................    16
FIXED ACCOUNT...........................................................    19
CHARGES AND DEDUCTIONS..................................................    19
General.................................................................    19
Withdrawal Charge.......................................................    20
Free Withdrawal Allowance...............................................    21
Transfer Charge.........................................................    21
Administrative Charges..................................................    21
Mortality and Expense Risk Charge.......................................    22
Variable Liquidity Benefit Charge.......................................    22
Enhanced Stepped-Up Provision Charge....................................    22
Guaranteed Minimum Withdrawal Benefit Charge............................    22
Guaranteed Minimum Withdrawal Benefit for Life ("GMWB for Life")
  Charge................................................................    22
Guaranteed Minimum Accumulation Benefit Charge..........................    22
Variable Funding Option Expenses........................................    23
Premium Tax.............................................................    23
Changes in Taxes Based upon Premium or Value............................    23
TRANSFERS...............................................................    23
Market Timing/Excessive Trading.........................................    23
Dollar Cost Averaging...................................................    25
ACCESS TO YOUR MONEY....................................................    26
Systematic Withdrawals..................................................    26
OWNERSHIP PROVISIONS....................................................    27
Types of Ownership......................................................    27
Contract Owner..........................................................    27
Beneficiary.............................................................    27
Annuitant...............................................................    27
DEATH BENEFIT...........................................................    28
Death Proceeds before the Maturity Date.................................    28
Enhanced Stepped-Up Provision ("E.S.P.")................................    30
Payment of Proceeds.....................................................    30
Spousal Contract Continuance (subject to availability -- does not apply
  if a non-spouse is a joint owner).....................................    32
Beneficiary Contract Continuance (not permitted for non-natural
  beneficiaries)........................................................    33
Planned Death Benefit...................................................    33
Death Proceeds after the Maturity Date..................................    34
Death Proceeds under 403(b) Contracts...................................    34
LIVING BENEFITS.........................................................    34
Guaranteed Minimum Withdrawal Benefit ("GMWB" or "Principal
  Guarantee")...........................................................    34
Guaranteed Minimum Accumulation Benefit ("GMAB" or "Accumulation
  Advantage")...........................................................    51
THE ANNUITY PERIOD......................................................    57
Maturity Date...........................................................    57
Allocation of Annuity...................................................    57
Variable Annuity........................................................    58
Fixed Annuity...........................................................    58
PAYMENTS OPTIONS........................................................    58
Election of Options.....................................................    58
Annuity Options.........................................................    59
Variable Liquidity Benefit..............................................    59
MISCELLANEOUS CONTRACT PROVISIONS.......................................    60
Right to Return.........................................................    60
Termination.............................................................    60
Required Reports........................................................    60
Suspension of Payments..................................................    60
THE SEPARATE ACCOUNT....................................................    60
Performance Information.................................................    61
FEDERAL TAX CONSIDERATIONS..............................................    61
General Taxation of Annuities...........................................    62
Types of Contracts: Qualified and Non-qualified.........................    63
Qualified Annuity Contracts.............................................    63
Taxation of Qualified Annuity Contracts.................................    63
Mandatory Distributions for Qualified Plans.............................    63
Individual Retirement Annuities.........................................    64
Roth IRAs ..............................................................    64
TSAs (Tax-Sheltered Annuities -- ERISA and Non-ERISA)...................    65
Non-qualified Annuity Contracts.........................................    67
Diversification Requirements for Variable Annuities.....................    68
Ownership of the Investments............................................    68
Taxation of Death Benefit Proceeds......................................    68
Other Tax Considerations................................................    68
Treatment of Charges for Optional Benefits..............................    68
Guaranteed Minimum Withdrawal Benefits..................................    69
Puerto Rico Tax Considerations..........................................    69
Non-Resident Aliens.....................................................    69
Tax Credits and Deductions..............................................    69
OTHER INFORMATION.......................................................    70
The Insurance Company...................................................    70
Financial Statements....................................................    70
Distribution of Variable Annuity Contracts..............................    70
Conformity with State and Federal Laws..................................    71
Voting Rights...........................................................    71
Restrictions on Financial Transactions..................................    72
Legal Proceedings.......................................................    72
APPENDIX A: CONDENSED FINANCIAL INFORMATION FOR METLIFE OF CT SEPARATE
  ACCOUNT ELEVEN FOR VARIABLE ANNUITIES.................................   A-1
APPENDIX B: ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS...........   B-1
APPENDIX C: THE FIXED ACCOUNT...........................................   C-1
APPENDIX D: WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT....   D-1
APPENDIX E: CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.........   E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (YOU) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

GOOD ORDER -- A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 10366, Des Moines, IA 50306-0366 (for overnight delivery or courier service only: 4700 Westown Parkway, Suite 200, West Des Moines, IA 50266). For Purchase Payments and (if applicable) loan repayments, our Home Office address is: MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- "You" is the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust.

                                    SUMMARY:

                   PIONEER ANNUISTAR(SM) FLEX VARIABLE ANNUITY


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your Contract is issued by MetLife Insurance Company of Connecticut (the "Company," "We," or "Us"). The Company sponsors MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account" or "Separate Account Eleven"), a segregated account.


THE CONTRACT IS NO LONGER AVAILABLE FOR SALE. It does continue to accept Purchase Payments from existing Contract Owners.


For contracts issued in New York, a waiver of the withdrawal charge may apply to all Annuity Payments.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Fixed Account is currently not available. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.




Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or same-sex spouse would not be able to receive continued payments after the death of the contract owner under the GMWB for Life (Joint Life Option) (see "Living Benefits -- Guaranteed Minimum Withdrawal Benefit").





The Contract is no longer available for sale. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds. If your Contract was issued as a Qualified Contract under Section 403(b) of the

Code in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted) as significant adverse tax consequences may result from such additional payments. (See "Federal Tax Considerations.")


CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business (generally, 4:00 p.m., Eastern Time) on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Where permitted by state law, we also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.70% for the Annual Step-Up Death Benefit and 1.90% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 6%, decreasing to 0% after four full years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.)

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted each business day from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to "Payment Options" for a description of this benefit.

We offer a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider that you can select when you purchase the Contract. There are four different versions of the GMWB under this Contract: GMWB I, GMWB II, GMWB III and GMWB for Life. (Check with your registered representative to see which version(s) of the rider is available in your state.) If you select one of the GMWB riders, a charge will be deducted each business day from amounts allocated to the Variable Funding Options. The current charge for GMWB I, GMWB II and GMWB III, on an annual basis, is as follows: 0.40%, 0.50% and 0.25%, respectively. The current charge, on an annual basis, for a GMWB Rider issued in exchange for the GMAB Rider under the GMAB Rider Exchange Option is 0.75%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you elect the GMWB for Life ("Living Income Guarantee") rider, a charge will be deducted each business day from amounts allocated to the Variable Funding Options. The charge depends on whether you purchase the Single Life Option or the Joint Life Option. The current charge, on an annual basis, is 0.65% for the Single Life Option and 0.80% for the Joint Life Option. The charge can increase but will never exceed 1.50%. This charge will continue until termination of the rider or Contract. You cannot cancel the rider, although the rider terminates under certain circumstances. (see "Termination".)

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), we will deduct each business day a charge of 0.50% (on an annual basis) from amounts allocated to the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. You may also choose to purchase the Enhanced Stepped-Up Provision, which, for a fee, may increase the amount of the death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.



ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to the beneficiary in a lump sum.

     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum percentage you can receive each year is 5% or 10% of the Remaining Benefit Base. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" OR "LIVING INCOME GUARANTEE"). For an additional charge, we will guarantee a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your Contract each year. The guarantee is based on Purchase Payments received within two years of your initial purchase. Depending on when you elect to take your first withdrawal, the maximum amount of your investment that you may receive each year is 5%, 6%, or 7%. Payments are guaranteed for your life when you reach age 59 1/2 if you purchase the benefit alone (the "Single Life Option"), or guaranteed for the life of both you and your spouse (the "Joint Life Option") when both you and your spouse reach age 65 if you purchase the benefit with your spouse. The base guarantee increases each year automatically on your anniversary if your Contract Value is greater than the base guarantee. The guarantee is subject to restrictions on withdrawals, and you are required to remain invested in a limited number of specified Variable Funding Options. You may elect the GMWB for Life rider only at the time of your initial purchase of the Contract, and once you purchase the GMWB for Life rider, you cannot cancel it. Guaranteed withdrawals are also available before the qualifying age, however these payments are not guaranteed for life. There is also a guaranteed lump sum feature available after ten years in lieu of guaranteed periodic payments.

     - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB" OR "ACCUMULATION ADVANTAGE"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase

          Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE...................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE.....................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE...................................   6%(3)
(As a percentage of the present value of the remaining Annuity
  Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net
  Investment Factor used to calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...............................   $30 (4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years                1 year               6%
         1 year                2 years               5%
         2 years               3 years               4%
         3 years               4 years               3%
        4 years+                                     0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years                1 year               6%
         1 year                2 years               5%
         2 years               3 years               4%
         3 years               4 years               3%
        4 years+                                     0%


(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:

(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense ("M&E") risk charge of 1.70% and a maximum administrative expense charge of 0.15% on all Contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a

0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, a 0.25% charge for GMWB III, a 0.65% current charge (maximum of 1.50% upon reset) for GMWB for Life (Single Life Option), and a 0.80% current charge (maximum of 1.50% upon reset) for GMWB for Life (Joint Life Option). If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all of the maximum charges that may apply, depending on the death benefit and optional features you select:


                                                                      STANDARD      ENHANCED DEATH
                                                                   DEATH BENEFIT        BENEFIT
                                                                   -------------    --------------
Mortality and Expense Risk Charge*.............................        1.70%             1.90%
Administrative Expense Charge..................................        0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES
  SELECTED.....................................................        1.85%             2.05%
Optional E.S.P. Charge.........................................        0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED.....................................................        2.05%             2.25%
Optional GMAB Charge...........................................        0.50%             0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED..        2.35%             2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
  SELECTED(5)..................................................        2.55%             2.75%
Optional GMWB I Charge (maximum upon reset)....................        1.00%(6)          1.00%(6)
Optional GMWB II Charge (maximum upon reset)...................        1.00%(6)          1.00%(6)
Optional GMWB III Charge.......................................        0.25%             0.25%
Optional GMWB for Life (Single Life Option) Charge (maximum
  upon reset)..................................................        1.50%(6)          1.50%(6)
Optional GMWB for Life (Joint Life Option) Charge (maximum upon
  reset).......................................................        1.50%(6)          1.50%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED.....................................................        2.85%             3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED.....................................................        2.85%             3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED.....................................................        2.10%             2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE
  (SINGLE LIFE OPTION) ONLY SELECTED...........................        3.35%             3.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE (JOINT
  LIFE OPTION) ONLY SELECTED...................................        3.35%             3.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
  SELECTED.....................................................        3.05%             3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
  SELECTED.....................................................        3.05%             3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
  SELECTED.....................................................        2.30%             2.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB FOR
  LIFE (SINGLE LIFE OPTION) SELECTED...........................        3.55%             3.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB FOR
  LIFE (JOINT LIFE OPTION) SELECTED............................        3.55%             3.75%


---------

*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount, if any, equal to the underlying fund expenses that are in excess of 1.13% for the Subaccount investing in MFS(R) Research International Portfolio -- Class B, and an amount, if any, equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in Oppenheimer Global Equity Portfolio -- Class B.

(5)   GMAB and GMWB cannot both be elected.
(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are as follows:

            GMWB RIDER                CURRENT CHARGE
----------------------------------    --------------
              GMWB I                       0.40%
              GMWB II                      0.50%
GMWB for Life (Single Life Option)         0.65%
 GMWB for Life (Joint Life Option)         0.80%

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2009 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-547-3793.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.34%      1.69%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  -- CLASS 2
  Franklin Rising Dividends
     Securities Fund.............     0.63%        0.25%       0.03%          0.02%           0.93%         0.01%         0.92%(1)
  Franklin Small-Mid Cap Growth
     Securities Fund.............     0.51%        0.25%       0.30%          0.01%           1.07%         0.01%         1.06%(1)
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.02%           1.06%         0.01%         1.05%(1)
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class II++.....     0.75%        0.25%       0.09%            --            1.09%           --          1.09%(2)
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio  -- Class II......     0.75%        0.25%       0.10%            --            1.10%           --          1.10%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio  -- Class I.......     0.75%          --        0.05%            --            0.80%           --          0.80%
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class B........     0.60%        0.25%       0.07%            --            0.92%           --          0.92%
  Lazard Mid Cap Portfolio
     -- Class B..................     0.70%        0.25%       0.04%            --            0.99%           --          0.99%
  MFS(R) Research International
     Portfolio  -- Class B.......     0.71%        0.25%       0.10%            --            1.06%           --          1.06%
  Oppenheimer Capital
     Appreciation Portfolio
     -- Class B..................     0.60%        0.25%       0.07%            --            0.92%           --          0.92%
  Pioneer Strategic Income
     Portfolio  -- Class E.......     0.60%        0.15%       0.06%            --            0.81%           --          0.81%
METROPOLITAN SERIES FUND, INC.
  BlackRock Legacy Large Cap
     Growth Portfolio  -- Class
     E...........................     0.73%        0.15%       0.10%            --            0.98%         0.01%         0.97%(3)
  BlackRock Money Market
     Portfolio -- Class A........     0.32%          --        0.02%            --            0.34%         0.01%         0.33%(4)
  MFS(R) Total Return
     Portfolio -- Class B........     0.54%        0.25%       0.06%            --            0.85%           --          0.85%
  Oppenheimer Global Equity
     Portfolio  -- Class B.......     0.53%        0.25%       0.11%            --            0.89%           --          0.89%
PIONEER VARIABLE CONTRACTS TRUST
  -- CLASS II
  Pioneer Bond VCT Portfolio.....     0.50%        0.25%       0.26%            --            1.01%         0.14%         0.87%(5)
  Pioneer Cullen Value VCT
     Portfolio...................     0.70%        0.25%       0.25%            --            1.20%         0.20%         1.00%(6)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
  Pioneer Emerging Markets VCT
     Portfolio...................     1.15%        0.25%       0.29%            --            1.69%           --          1.69%
  Pioneer Equity Income VCT
     Portfolio...................     0.65%        0.25%       0.11%            --            1.01%           --          1.01%
  Pioneer Fund VCT Portfolio.....     0.65%        0.25%       0.09%            --            0.99%           --          0.99%
  Pioneer Ibbotson Growth
     Allocation VCT Portfolio....     0.17%        0.25%       0.09%          0.86%           1.37%         0.03%         1.34%(7)
  Pioneer Ibbotson Moderate
     Allocation VCT Portfolio....     0.17%        0.25%       0.11%          0.82%           1.35%         0.05%         1.30%(7)
  Pioneer Mid Cap Value VCT
     Portfolio...................     0.65%        0.25%       0.10%            --            1.00%           --          1.00%
  Pioneer Real Estate Shares VCT
     Portfolio...................     0.80%        0.25%       0.28%            --            1.33%           --          1.33%



---------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2009.


(1) The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund"). This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.


(2)   Other Expenses have been restated to reflect current fees.


(3) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.705% for amounts over $300 million but less than $1 billion.




(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.




(5) Under a contractual expense limitation in effect through May 1, 2011, Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.62% of the average daily net assets attributable to Class I shares. Expenses of Class II shares will be reduced only to the extent Portfolio-wide expenses are reduced for Class I shares.


(6) Under a contractual expense limitation in effect through May 1, 2011, Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.00% of the average daily net assets attributable to Class II shares.




(7) The Portfolio is a "fund of funds" that invests in underlying funds that are managed by Pioneer and in underlying funds that are not managed by Pioneer. As an investor in the underlying funds, the Portfolio will bear its pro rata portion of the operating expenses of the underlying funds, including the management fee. The management fee payable by the Portfolio is equal to 0.13% of average daily net assets attributable to the Portfolio's investments in underlying funds managed by Pioneer and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer. Under a contractual expense limitation in effect through May 1, 2011, Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other direct ordinary operating expenses to the extent required to reduce Class II expenses, other than underlying fund fees and expenses, to 0.48% of the average daily net assets.


EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and the GMWB cannot both be elected.

This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit for Life rider (assuming the maximum 1.50% charge applies in all Contract Years).


                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
--------------                            ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................    $1,149      $2,000      $2,722      $5,383      $549       $1,640      $2,722
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................    $1,015      $1,612      $2,098      $4,252      $415       $1,252      $2,098
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
FUNDING OPTION                            10 YEARS
--------------                            --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $5,383
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $4,252



                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Pioneer AnnuiStar Flex Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                          MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
            DEATH BENEFIT/OPTIONAL FEATURE                         ANNUITANT ON THE CONTRACT DATE
------------------------------------------------------    -----------------------------------------------
Annual Step Up Death Benefit                                                     80
Roll Up Death Benefit                                                            75
Enhanced Stepped-Up Provision (E.S.P.)                                           75


Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 866-547-3793.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. Where permitted by state law, we may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract. Currently, the Fixed Account is not an available funding option. Purchase Payments may be made at any time while the Annuitant is alive and before the date Annuity Payments begin.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in Good Order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

IF YOU SEND YOUR PURCHASE PAYMENTS OR TRANSACTION REQUESTS TO AN ADDRESS OTHER THAN THE ONE WE HAVE DESIGNATED FOR RECEIPT OF SUCH PURCHASE PAYMENTS OR REQUESTS, WE MAY RETURN THE PURCHASE PAYMENT TO YOU, OR THERE MAY BE A DELAY IN APPLYING THE PURCHASE PAYMENT OR TRANSACTION TO YOUR CONTRACT.

QUALIFIED CONTRACTS UNDER SECTION 403(B). If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "Federal Tax Consequences.")

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same as the retail mutual funds offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a variable product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company (both of which are now MetLife Insurance Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predate the acquisition.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of its affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts, and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of its affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the adviser to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee
Table -- Underlying Fund Fees and Expenses" and "Other
Information -- Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor, MetLife Investors Distribution Company. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-547-3793 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Rising Dividends          Seeks long-term capital             Franklin Advisory Services, LLC
  Securities Fund                  appreciation, with preservation
                                   of capital as an important
                                   consideration.
Franklin Small-Mid Cap Growth      Seeks long-term capital growth.     Franklin Advisers, Inc.
  Securities Fund

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Templeton Foreign Securities       Seeks long-term capital growth.     Templeton Investment Counsel,
  Fund                                                                 LLC
                                                                       Subadviser: Franklin Templeton
                                                                       Investment Management Limited
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable    Seeks capital appreciation.         Legg Mason Partners Fund
  Aggressive Growth                                                    Advisor, LLC
  Portfolio -- Class II                                                Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks a high level of current       Legg Mason Partners Fund
  Equity Income Builder            income. Long-term capital           Advisor, LLC
  Portfolio -- Class II            appreciation is a secondary         Subadviser: ClearBridge
                                   objective.                          Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term capital growth.     Legg Mason Partners Fund
  Fundamental All Cap Value        Current income is a secondary       Advisor, LLC
  Portfolio -- Class I             consideration.                      Subadviser: ClearBridge
                                                                       Advisors, LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield               Seeks to maximize total return,     MetLife Advisers, LLC
  Portfolio -- Class B             consistent with income              Subadviser: BlackRock Financial
                                   generation and prudent              Management, Inc.
                                   investment management.
Lazard Mid Cap                     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital.                            Subadviser: Lazard Asset
                                                                       Management LLC
MFS(R) Research International      Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: Massachusetts
                                                                       Financial Services Company
Oppenheimer Capital Appreciation   Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: OppenheimerFunds,
                                                                       Inc.
Pioneer Strategic Income           Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class E             income.                             Subadviser: Pioneer Investment
                                                                       Management, Inc.
METROPOLITAN SERIES FUND, INC.
BlackRock Legacy Large Cap         Seeks long-term growth of           MetLife Advisers, LLC
  Growth Portfolio -- Class E      capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Money Market             Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income consistent with              Subadviser: BlackRock Advisors,
                                   preservation of capital.            LLC
MFS(R) Total Return                Seeks a favorable total return      MetLife Advisers, LLC
  Portfolio -- Class B             through investment in a             Subadviser: Massachusetts
                                   diversified portfolio.              Financial Services Company
Oppenheimer Global Equity          Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: OppenheimerFunds,
                                                                       Inc.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
Pioneer Bond VCT Portfolio         Seeks to provide current income     Pioneer Investment Management,
                                   from an investment grade            Inc.
                                   portfolio with due regard to
                                   preservation of capital and
                                   prudent investment risk.
Pioneer Cullen Value VCT           Seeks capital appreciation, with    Pioneer Investment Management,
  Portfolio                        current income as a secondary       Inc.
                                   objective.                          Subadviser: Cullen Capital
                                                                       Management, Inc.
Pioneer Emerging Markets VCT       Seeks long-term growth of           Pioneer Investment Management,
  Portfolio                        capital.                            Inc.
Pioneer Equity Income VCT          Seeks current income and long-      Pioneer Investment Management,
  Portfolio                        term growth of capital from a       Inc.
                                   portfolio consisting primarily
                                   of income-producing equity
                                   securities of U.S. corporations.
Pioneer Fund VCT Portfolio         Seeks reasonable income and         Pioneer Investment Management,
                                   capital growth.                     Inc.
Pioneer Ibbotson Growth            Seeks long-term capital growth      Pioneer Investment Management,
  Allocation VCT Portfolio         and current income.                 Inc.
                                                                       Subadviser: Ibbotson Associates,
                                                                       LLC
Pioneer Ibbotson Moderate          Seeks long-term capital growth      Pioneer Investment Management,
  Allocation VCT Portfolio         and current income.                 Inc.
                                                                       Subadviser: Ibbotson Associates,
                                                                       LLC
Pioneer Mid Cap Value VCT          Seeks capital appreciation by       Pioneer Investment Management,
  Portfolio                        investing in a diversified          Inc.
                                   portfolio of securities
                                   consisting primarily of common
                                   stocks.
Pioneer Real Estate Shares VCT     Seeks long-term growth of           Pioneer Investment Management,
  Portfolio                        capital. Current income is the      Inc.
                                   portfolio's secondary investment    Subadviser: AEW Capital
                                   objective.                          Management, L.P.






Certain Variable Funding Options may have been subject to a name change or substitution. Please see "Appendix B -- Additional Information Regarding Underlying Funds."


                                  FIXED ACCOUNT

--------------------------------------------------------------------------------

Currently, the Fixed Account is not available as a funding option. Please refer to your Contract and Appendix C for more information about the Fixed Account.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     -    administration of the annuity options available under the Contracts

     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     - sales and marketing expenses including commission payments to your registered representative

     -    other costs of doing business

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     - that the amount of the death benefit will be greater than the Contract Value

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for four years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.) We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years                1 year               6%
         1 year                2 years               5%
         2 years               3 years               4%
         3 years               4 years               3%
        4+ years                                     0%


For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a)  any Purchase Payment to which no withdrawal charge applies, then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d)  any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

     - in the form of lifetime Annuity Payments or Annuity Payments for a fixed period of at least five years

     -    under the Managed Distribution Program

     -    under the Nursing Home Confinement provision (as described in Appendix
          D)

Partial withdrawals will be prorated from all Underlying Funds unless you specify otherwise on the Surrender Request Form. If you request a Partial Withdrawal, the amount that you receive may be less than your requested withdrawal amount because we will deduct applicable taxes and charges, including the Withdrawal Charge, from your requested withdrawal amount. If you want the full requested withdrawal amount you must check the "Net" box on the Surrender Request Form and we will deduct the amount of applicable taxes and charges from your Contract Value so you can receive your full requested withdrawal amount.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. The annual Contract administrative charge will be deducted on a pro-rata basis from amounts allocated to the Variable Funding Options. We will deduct this charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account, if it is available, or :

     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Annual Step-Up Death Benefit the M&E charge is equal to 1.70% annually. If you choose the Roll-Up Death Benefit the M&E charge is equal to 1.90%. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your registered representative.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years                1 year               6%
         1 year                2 years               5%
         2 years               3 years               4%
         3 years               4 years               3%
        4 +years                                     0%


Please refer to "Payment Options" for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. You may elect these GMWB riders only at the time of your initial purchase of the Contract. The current charge for a GMWB rider issued in exchange for the GMAB rider under the GMAB Rider Exchange Option is 0.75%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE") CHARGE

If you elect the GMWB for Life rider, a charge is deducted each business day from amounts held in each Variable Funding Option. The current charge, on an annual basis, is 0.65% if you select the Single Life Option, or 0.80% if you select the Joint Life Option. Your current charge may increase when your benefits automatically reset, unless you notify us not to reset your benefits (see "LIVING BENEFITS -- Guaranteed Minimum Withdrawal Benefit for Life"). The charge will never exceed 1.50%. The charge will continue until termination of the rider or Contract. You cannot cancel the rider, although the rider terminates under certain circumstances (see "Termination"). You may elect the GMWB for Life rider only at the time of your initial purchase of the Contract.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.50% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We may deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available Funding Option.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Franklin Small-Mid Cap Growth Securities Fund, Templeton Foreign Securities Fund, BlackRock High Yield Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Emerging Markets VCT Portfolio, and Pioneer Strategic Income

Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Special DCA Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Special DCA Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the DCA Program period selected to the current funding options over the remainder of that DCA Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program. In that event, transfers will be made from the Money Market Variable Funding Option.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) and/or the Fixed Account from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in Good Order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Please note that naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of those benefits, and who will receive them. Use care when naming owners, Annuitants and beneficiaries, and consult your agent if you have questions.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see "The Annuity Contract" section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

ANNUAL STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax:


     (1)  the Contract Value on the Death Report Date or


     (2)  your Adjusted Purchase Payment (see below)* or

     (3)  the Step-Up Value** (if any, as described below)

ROLL-UP DEATH BENEFIT(+)


-------------------------------------------------------------------------------------------
If the Annuitant dies before age 80,
  the death benefit will be the
  greatest of:                         -  the Contract Value on the Death Report Date;
                                       -  your adjusted Purchase Payment* (see below);
                                       -  the Step-Up Value**(if any, as described below);
                                          or
                                       -  the Roll-Up Death Benefit Value**(as described
                                          below)
-------------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------
If the Annuitant dies on or after age
  80, the death benefit will be the
  greatest of:                         -  the Contract Value on the Death Report Date;
                                       -  your adjusted Purchase Payment* (see below);
                                       -  the Step-Up Value**(if any, as described below);
                                          or
                                       -  the Roll-Up Death Benefit Value** (as described
                                          below) on the Annuitant's 80(th) birthday, plus
                                          any additional Purchase Payments and minus any
                                          partial surrender reductions (as described below)
                                          that occur after the Annuitant's 80(th) birthday
-------------------------------------------------------------------------------------------



* If you purchased a GMWB rider and if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described below, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the GMWB rider is added to your Contract.
** Your Step-Up Value or your Roll-Up Death Benefit Value will be subject to the partial surrender reduction below even if you have elected tone of the four GMWB riders.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)+

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80(th) birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80(th) birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE+

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b)   is any Purchase Payment made during the previous Contract Year

     c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b) is any Purchase Payment made since the previous Contract Date anniversary

     c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).
+ May not be available in all states. Please check with your registered representative.

PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:


           50,000 x (10,000/55,000) = $9,090



Your new Adjusted Purchase Payment would be 50,000 - 9,090, or $40, 910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:


           50,000 x (10,000/30,000) = $16,666



Your new Adjusted Purchase Payment would be 50,000 - 16,666, or $33,334.


STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


           50,000 x (10,000/55,000) = $9,090



Your new Step-Up Value would be 50,000 - 9,090, or $40, 910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


           50,000 x (10,000/30,000) = $16,666



Your new Step-Up Value would be 50,000 - 16,666, or $33,334.


ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR CONTRACT OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments (described below) excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


           50,000 x (10,000/55,000) = $9,090



You new modified Purchase Payment would be 50,000 - 9,090 = $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


           50,000 x (10,000/30,000) = $16,666



Your new modified Purchase Payment would be 50,000 - 16,666 = $33,334.


PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.


                             NON-QUALIFIED CONTRACTS


------------------------------------------------------------------------------------------------------
                                                                                           MANDATORY
 BEFORE THE MATURITY DATE,         THE COMPANY WILL                                          PAYOUT
   UPON THE DEATH OF THE         PAY THE PROCEEDS TO:              UNLESS. . .            RULES APPLY*
------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE        The beneficiary (ies), or     The beneficiary elects to     Yes
ANNUITANT) (WITH NO JOINT    if none, to the Contract      continue the Contract
OWNER)                       Owner's estate.               rather than receive the
                                                           lump sum distribution.
------------------------------------------------------------------------------------------------------

OWNER (WHO IS THE            The beneficiary (ies), or     The beneficiary elects to     Yes
ANNUITANT) (WITH NO JOINT    if none, to the Contract      continue the Contract
OWNER)                       Owner's estate.               rather than receive the
                                                           lump sum distribution.
------------------------------------------------------------------------------------------------------

NON-SPOUSAL JOINT OWNER      The surviving joint owner.                                  Yes
(WHO IS NOT THE ANNUITANT)
------------------------------------------------------------------------------------------------------

NON-SPOUSAL JOINT OWNER      The beneficiary (ies), or     The beneficiary elects to     Yes
(WHO IS THE ANNUITANT)       if none, to the surviving     continue the Contract
                             joint owner.                  rather than receive a lump
                                                           sum distribution.
------------------------------------------------------------------------------------------------------

SPOUSAL JOINT OWNER (WHO IS  The surviving joint owner.    The spouse elects to          Yes
THE ANNUITANT)                                             continue the Contract.
------------------------------------------------------------------------------------------------------

SPOUSAL JOINT OWNER (WHO IS  The beneficiary (ies), or     The spouse elects to          Yes
NOT THE ANNUITANT)           if none, to the surviving     continue the Contract A
                             joint owner.                  spouse who is not the
                                                           beneficiary may decline to
                                                           continue the Contract and
                                                           instruct the Company to pay
                                                           the beneficiary.
------------------------------------------------------------------------------------------------------

ANNUITANT (WHO IS NOT THE    The beneficiary (ies), or     The beneficiary elects to     Yes
CONTRACT OWNER)              if none, to the Contract      continue the Contract
                             Owner's estate.               rather than receive a lump
                                                           sum distribution. But, if
                                                           there is a Contingent
                                                           Annuitant, then the
                                                           Contingent Annuitant
                                                           becomes the Annuitant and
                                                           the Contract continues in
                                                           effect (generally using the
                                                           original Maturity Date).
                                                           The proceeds will then be
                                                           paid upon the death of the
                                                           Contingent Annuitant or
                                                           owner.
------------------------------------------------------------------------------------------------------

ANNUITANT (WHO IS THE        See death of "owner who is                                  Yes
CONTRACT OWNER)              the Annuitant" above.
------------------------------------------------------------------------------------------------------

ANNUITANT (WHERE OWNER IS    The beneficiary (ies), or                                   Yes (Death of
NON-NATURAL ENTITY/TRUST)    if none, to the Contract                                    Annuitant is
                             Owner.                                                      treated as
                                                                                         death of the
                                                                                         owner in
                                                                                         these
                                                                                         circum-
                                                                                         stances.)
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
                                                                                           MANDATORY
 BEFORE THE MATURITY DATE,         THE COMPANY WILL                                          PAYOUT
   UPON THE DEATH OF THE         PAY THE PROCEEDS TO:              UNLESS. . .            RULES APPLY*
------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT         No death proceeds are                                       N/A
(ASSUMING ANNUITANT IS       payable; Contract
STILL ALIVE)                 continues.
------------------------------------------------------------------------------------------------------

BENEFICIARY                  No death proceeds are                                       N/A
                             payable; Contract
                             continues.
------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY       No death proceeds are                                       N/A
                             payable; Contract
                             continues.
------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS

------------------------------------------------------------------------------------------------------
                                                                                           MANDATORY
 BEFORE THE MATURITY DATE,         THE COMPANY WILL                                          PAYOUT
   UPON THE DEATH OF THE         PAY THE PROCEEDS TO:              UNLESS. . .            RULES APPLY*
------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT              The beneficiary (ies), or     The beneficiary elects to     Yes
                             if none, to the Contract      continue the Contract
                             Owner's estate.               rather than receive a lump
                                                           sum distribution.
------------------------------------------------------------------------------------------------------

BENEFICIARY                  No death proceeds are                                       N/A
                             payable; Contract
                             continues.
------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY       No death proceeds are                                       N/A
                             payable; Contract
                             continues.
------------------------------------------------------------------------------------------------------


* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5-year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

The terms and conditions that applied to the original Contract (including Contract fees and charges) will also apply to the continued Contract, with certain exceptions described in the Contract. Any Purchase Payment made before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract. For purposes of the death benefit on the continued Contract, the death benefit will be calculated the same as prior to continuance except all values used to calculate the death benefit, which may include a Step-Up Value or Roll-Up Death Benefit Value (depending on the optional benefit), are reset on the date the spouse continues the contract.

Spousal continuation will not satisfy required minimum distribution rules for Qualified Contracts other than IRAs. In addition, because the contract proceeds must be distributed within the time periods required by the federal Internal

Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law.


Under the Internal Revenue Code ("Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or same-sex spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the GMWB for Life (the "Living Income Guarantee for 2").


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

DEATH PROCEEDS UNDER 403(B) CONTRACTS

If your Contract was issued in connection with a 403(b) plan, your beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

                                 LIVING BENEFITS

--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.

AVAILABILITY AND ELIGIBILITY We offer several different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. Additionally, each GMWB rider may offer different features depending upon the rider's issue date and state availability. Please check with your registered representative regarding which features are available in your state.

The GMWB riders described in this prospectus are called "GMWB I", "GMWB II", "GMWB III", and "GMWB for Life" (described separately below); we may refer to any one of these as GMWB. The availability of each rider is shown below.

--------------------------------------------------------------------------------------------------------------
         NAME OF RIDER:                    GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
ALSO CALLED:                         Principal Guarantee    Principal Guarantee 5/10    Principal Guarantee 5
--------------------------------------------------------------------------------------------------------------
AVAILABILITY:                         Not available for       Available on or after     Available on or after
                                    purchase on or after        March 21, 2005 if         March 21, 2005 if
                                   March 21, 2005, unless    approved in your state    approved in your state
                                   GMWB II is not approved
                                        in your state
--------------------------------------------------------------------------------------------------------------


CURRENTLY, YOU MAY ELECT A GMWB RIDER ONLY AT THE TIME OF YOUR INITIAL PURCHASE OF THE CONTRACT. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment. If you added the GMWB after the initial purchase of the Contract, the Initial RBB is the Contract Value on the date the GMWB was added. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal on or after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------


IF YOU EXERCISE YOUR RIGHT TO EXCHANGE YOUR GMAB RIDER FOR THE GMWB RIDER WE MAKE AVAILABLE UNDER THE RIDER EXCHANGE OPTION, your AWB will equal 10% of the RBB immediately prior to the first partial withdrawal, regardless of when you make your first withdrawal. (See, "LIVING BENEFITS -- Cancellation of the GMAB Rider.")

ADDITIONAL PREMIUM. Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS. When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL        N/A         (100,000 x           [5,000 x (1-         N/A         (100,000 x           [5,000 x (1-
REDUCTION                  10,000/110,000) =    90,000/100,000)] =               10,000/90,000) =     88,889/100,000)] =
(PWR)                            9,091                  500                           $11,111                $556
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $10,000                                               $11,111
OF THE
WITHDRAWAL                  (10,000>9,091)                                        (11,111>10,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,000               $4,500          $80,000         $88,889               $4,444
-------------------------------------------------------------------------------------------------------------------------

                          WITHDRAWAL EXAMPLE FOR GMWB I

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY                     $90,909               $4,545                          $88,889               $4,444
AFTER
WITHDRAWAL               [100,000 -- (100,000         [(5,000                  [100,000 -- (100,000        [5,000 x
               $100,000    x10,000/110,000)]     x90,909/100,000)]    $80,000    x10,000/90,000)]      (88,889/100,000)]
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $9,091                 $455           $10,000         $11,111                $556
-------------------------------------------------------------------------------------------------------------------------



WITHDRAWAL EXAMPLES. IF YOU EXERCISE YOUR RIGHT TO EXCHANGE YOUR GMAB RIDER FOR THE GMWB II RIDER OR GMWB I RIDER WE MAKE AVAILABLE UNDER THE RIDER EXCHANGE OPTION, the following examples are intended to illustrate the effect of withdrawals on your RBB and AWB. (See, "LIVING BENEFITS -- Cancellation of the GMAB Rider"). The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties, but they do reflect a withdrawal of the AWB that is 10% of the RBB immediately before the first partial withdrawal. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $15,000 after your first GMWB Anniversary:


                         WITHDRAWAL EXAMPLE FOR GMWB II

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (10%)         VALUE            RBB                AWB (10%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $10,000        $100,000        $100,000               $10,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $10,000         $90,000        $100,000               $10,000
-------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL        N/A         (100,000 x           [10,000 x (1-        N/A         (100,000 x           [10,000 x (1-
REDUCTION                  15,000/110,000) =    $85,000/100,000)] =              15,000/90,000) =     83,333/100,000)] =
(PWR)                           $13,636               $1,500                          $16,667               $1,667
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $15,000                                               $16,667
OF THE
WITHDRAWAL                 (15,000>$13,636)                                      ($16,667>15,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $15,000         $15,000               $1,500          $15,000         $16,667               $1,667
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL      $95,000         $85,000               $8,500          $75,000         $83,333               $8,333
-------------------------------------------------------------------------------------------------------------------------

                          WITHDRAWAL EXAMPLE FOR GMWB I

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (10%)         VALUE            RBB                AWB (10%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $10,000        $100,000        $100,000               $10,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $10,000         $90,000        $100,000               $10,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY                     $86,364               $8,636                          $83,333               $8,333
AFTER
WITHDRAWAL               [100,000 -- (100,000        [(10,000                  [100,000 -- (100,000        [10,000 x
                $95,000    x15,000/110,000)]    x$86,364/100,000)]    $75,000    x15,000/90,000)]      (83,333/100,000)]
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $15,000         $13,636               $1,364          $15,000         $16,667               $1,667
-------------------------------------------------------------------------------------------------------------------------


TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          -    a qualified retirement plan (Code Section 401),

          -    a tax-sheltered annuity (Code Section 403(b)),

          -    an individual retirement account (Code Sections 408(a)),

          -    an individual retirement annuity (Code Section 408(b)), or

          -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB starting with the 5th year anniversary date of your GMWB purchase. In accordance with the terms of the rider we have established the following procedures for resets. If you elect to reset within 30 days prior to the end of the 5th contract year, your new RBB will be reset to equal your current Contract Value. If you do not reset on the 5th year anniversary, you will have the opportunity to elect to reset during the 30-day period prior to each anniversary following the date of your 5th year anniversary of your GMWB purchase. In the event that you elect a reset you will be eligible to reset your RBB again provided that 5 contract years have elapsed since the most recent reset, so long as your election is made during the 30-day period prior to the anniversary date of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB. (In such cases, the charge will never exceed the guaranteed maximum charge.) Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)


We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. These investment restrictions are intended to reduce the risk of investment losses which could require the Company to use the assets from its general account to pay amounts due under the benefit. If we do restrict allocations, we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.


If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------


IF YOU EXERCISE YOUR RIGHT TO EXCHANGE THE GMAB RIDER FOR A GMWB RIDER UNDER THE GMAB RIDER EXCHANGE OPTION, THE CURRENT ANNUAL CHARGE FOR THE GMWB RIDER IS 0.75%.

MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.


We will waive the termination of the rider if you assign the Contract in order to comply with the nontaxable exchange requirements of Section 1035 of the Code under the following limited circumstances: If the Section 1035 exchange is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable surrender charges.


OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES AMONG THE GMWB RIDERS

The following chart may help you decide which version of GMWB is best for you.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                   if first withdrawal on    if first withdrawal on
                                       or after 3(rd)            or after 3(rd)
                                         anniversary               anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------


IF YOU EXERCISE YOUR RIGHT TO EXCHANGE THE GMAB RIDER FOR A GMWB RIDER UNDER THE GMAB RIDER EXCHANGE OPTION, THE CURRENT CHARGE FOR THE GMWB RIDER IS 0.75%. IN ADDITION, YOUR AWB WILL EQUAL 10% OF THE RBB IMMEDIATELY PRIOR TO THE FIRST PARTIAL WITHDRAWAL, REGARDLESS OF WHEN YOU MAKE YOUR FIRST WITHDRAWAL. (SEE, "LIVING BENEFITS -- CANCELLATION OF THE GMAB RIDER.")

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" OR "LIVING INCOME GUARANTEE")

SUMMARY OF BENEFITS. For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit for Life, or "GMWB for Life". The GMWB for Life rider is designed to protect your investment from poor market performance. CURRENTLY, YOU MAY ELECT THE GMWB FOR LIFE RIDER ONLY AT THE TIME OF YOUR INITIAL PURCHASE OF THE CONTRACT. The GMWB for Life rider:

     - Guarantees a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your Contract each year;

     -    Can be purchased for you alone or with your spouse;

     -    Can accommodate tax-qualified distributions from your Contract;

     - Increases in value on each anniversary if your Contract Value increases through an automatic reset feature;

     - Can provide an income until your guaranteed amount is recovered if your circumstances change before you reach the minimum age to begin lifetime income, as long as you do not withdraw more than a certain amount from your Contract each year;

     - Offers the option to receive a lump sum after a period of years in lieu of the guarantee to take periodic payments if your circumstances change.

You must continue to meet several restrictions and conditions in order to receive the benefits of the GMWB for Life rider. Withdrawals that exceed the allowable annual maximum will more rapidly decrease the guarantees under the rider. Also, to be eligible for the guarantees you are permitted to invest only in a limited number of specified Variable Funding Options. Only Purchase Payments that you make within two years of purchase are eligible for the guarantees. See below for details.

Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract. In the future we may allow Contract Owners to add the rider after purchase. You may not elect the GMWB for Life rider if you have also elected the GMWB or GMAB rider offered under this Contract. The GMWB for Life rider may not be available in all states. Once you purchase the GMWB for Life rider, you cannot cancel it.

In written materials other than this prospectus, we may refer to the GMWB for Life rider using different names. These names are "Living Income Guarantee" and "Living Income Guarantee for 2". These names refer to the same GMWB for Life rider described in this prospectus.

SINGLE LIFE OPTION OR JOINT LIFE OPTION. The GMWB for Life rider is designed for use by you alone (the "Single Life Option"), or you and your spouse (the "Joint Life Option"). You must select either the Single Life Option or the Joint Life Option at the time you elect the GMWB for Life rider.

The Single Life Option is available to all Contract Owners. However, if you select the Single Life Option and your Contract is jointly owned, the age of the older joint owner will determine when you are eligible for lifetime benefits under the rider, and income is guaranteed only over the lifetime of the older joint owner.

The Joint Life Option is only available if you name your spouse as the joint owner or sole beneficiary of your Contract. Under the Joint Life Option, income is guaranteed over the joint lifetime of both you and your spouse. Under the Joint Life Option, the age of the younger spouse determines when you are eligible for lifetime benefits under the rider. If the first withdrawal was taken before the contract owner died (or before the first joint owner died), upon continuation of the Contract by the spouse, the annual percentage of the RBB is based on the age of the younger spouse at the time of the first withdrawal. This means you and your spouse will have to wait until the younger of you reaches the minimum age to qualify for the lifetime benefit.

REMAINING BENEFIT BASE ("RBB"). The guarantees under the GMWB for Life rider are determined by applying an annual percentage to a base amount that we calculate called the "remaining benefit base" or "RBB."

Your initial RBB is equal to your initial Purchase Payment if you elect GMWB for Life when you purchase your Contract. If in the future we permit the rider to be added after the Contract is issued, then your initial RBB is equal to your Contract Value when you elect the rider. The RBB is not a lump sum guarantee, rather, it is used to determine the amount that we return to you through a series of payments that annually do not exceed a percentage of your RBB.

Your RBB is subject to a maximum of $5,000,000 for all deferred variable annuities issued by us in the same calendar year to you.

LIFETIME WITHDRAWAL BENEFIT ("LWB"). The annual percentage of your RBB that is available for withdrawal is called the "Lifetime Withdrawal Benefit" or "LWB. " Each year you may take withdrawals that do not exceed your LWB.

The level of your initial LWB payment depends on whether your GMWB for Life rider was issued under the Single Life Option or the Joint Life Option, and the timing of your first withdrawal from your Contract. You are eligible to receive payments under the LWB after you attain a certain age as shown below. Under the Joint Life Option, the age of the younger spouse determines eligibility. Under the Single Life Option, if your Contract is jointly owned, the age of the older joint owner determines eligibility.

--------------------------------------------------------------------------------------------
                                                  MINIMUM AGE TO BE ELIGIBLE TO RECEIVE LWB
--------------------------------------------------------------------------------------------
Single Life Option                                              59 1/2 years
--------------------------------------------------------------------------------------------
Joint Life Option                                                 65 years
--------------------------------------------------------------------------------------------

Your initial LWB is calculated as a percentage of the RBB immediately before your first withdrawal:

-------------------------------------------------------------------------------------
SINGLE LIFE OPTION                                                             LWB
-------------------------------------------------------------------------------------
If you make your first withdrawal BEFORE the 5(th) anniversary after you
  purchase GMWB for Life:                                                   5% of RBB
-------------------------------------------------------------------------------------
If you make your first withdrawal ON OR AFTER the 5(th) anniversary, but
  before the 10(th) anniversary:                                            6% of RBB
-------------------------------------------------------------------------------------
If you make your first withdrawal ON OR AFTER the 10(th) anniversary:       7% of RBB
-------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------
JOINT LIFE OPTION                                                              LWB
-------------------------------------------------------------------------------------
If you make your first withdrawal BEFORE the 8(th) anniversary after you
  purchase GMWB for Life:                                                   5% of RBB
-------------------------------------------------------------------------------------
If you make your first withdrawal ON OR AFTER the 8(th) anniversary, but
  before the 15th anniversary:                                              6% of RBB
-------------------------------------------------------------------------------------
If you make your first withdrawal ON OR AFTER the 15(th) anniversary:       7% of RBB
-------------------------------------------------------------------------------------


You should carefully choose when you take your first withdrawal from your Contract, because it will determine your LWB annual percentage which will not change for the life of your Contract. For example, if you take your first withdrawal before the 5th anniversary, your LWB will be 5% of RBB for the life of your Contract, and you will never qualify for a 6% or 7% of RBB.

As long as your total annual withdrawals do not exceed your LWB amount, you may continue to take your LWB payments until death, even if the aggregate payments exceed your RBB. Under the Joint Life Option, payments cease upon the death of the last surviving spouse. Under the Single Life Option, payments cease upon your death, or the death of the older joint owner.

You may adjust the amount and frequency of payments during the year. Each year you may take your LWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your LWB without affecting your guarantee. If you choose to receive only a part of, or none of, your LWB in any given year, your LWB in any subsequent year will not be increased. In certain circumstances we may limit the frequency of LWB payments to annual, such as payments under our Managed Distribution Program, payments to a beneficiary after your death, or if your Contract Value reduces to zero (see below).

ADDITIONAL PREMIUM. Additional Purchase Payments made within two years after you purchase the GMWB for Life rider will increase your RBB, which will serve to increase your LWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new LWB is equal to the LWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original LWB as shown above.

Additional Purchase Payments made more than two years after you purchase the GMWB for Life rider will not be included in your RBB, and will be excluded from the guarantees under your rider. However, additional Purchase Payments will be added to your Contract Value and would be reflected in any reset of the RBB. (See the "Reset" section below.)

WITHDRAWALS. When you make a withdrawal, your LWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase of GMWB for Life (or "GMWB for Life Anniversary"), including the current withdrawal, does not exceed your LWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB for Life Anniversary, including the current withdrawal, exceeds your LWB immediately prior to the current withdrawal, we will recalculate your RBB and LWB.

To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a proportional "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

To recalculate your LWB, we reduce your LWB by a partial withdrawal reduction, which is equal to 1) the LWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by
3) the RBB immediately prior to the current withdrawal.

These recalculations magnify the effect of a withdrawal when your Contract Value is less than your RBB, as shown in the example below.

WITHDRAWAL EXAMPLES The following example is intended to illustrate the effect of withdrawals on your RBB and LWB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is greater than 65, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                               WITHDRAWAL EXAMPLE

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                LWB (5%)          VALUE            RBB                LWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL
AND AFTER THE
FIRST GMWB
ANNIVERSARY    $110,000        $110,000               $5,500          $90,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
PARTIAL           N/A         [$110,000 x          [$5,500 x (1-        N/A         [$100,000 x            [$5,000 x
WITHDRAWAL               ($10,000/ $110,000)]   $100,000/$110,000)]            ($10,000/$90,000)] =  (1 -- 88,889/$100,0-
REDUCTION                      = $10,000               = 500                          $11,111             00)] = $556
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $10,000                                               $11,111
OF THE
WITHDRAWAL                ($10,000 = $10,000)                                   ($11,111 > 10,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000        $100,000               $5,000          $80,000         $88,889               $4,444
-------------------------------------------------------------------------------------------------------------------------


RESET. On each anniversary after you purchase the GMWB for Life rider, we will automatically reset your RBB, under our Automatic RBB Reset Program, to an amount equal to 100% of the then Contract Value. We will not automatically reset your RBB if the Contract Value on your anniversary is less than your current RBB, or, if you (or you and your spouse) are over age 85.

You may choose to opt out of the Automatic RBB Reset Program, if a reset of your RBB would cause the charge for your rider to increase. This can happen since the rate you pay for the rider will be changed to the rate in effect at the time of reset and that may be higher than the rate before the reset. We will send you advance notice if the charge for your rider would increase upon reset in order to give you the opportunity to opt out of the Automatic RBB Reset Program. In order to opt out of the Automatic RBB Reset Program, you must notify us in writing which we must receive by the 7th calendar day prior to the scheduled reset. Your rider will no longer be reset for the life of the rider unless you subsequently elect in writing to opt back into the Automatic RBB Reset Program. Your opt back in election will go into effect upon the next GMWB for Life Anniversary following the receipt of your request.

Upon reset, the LWB will be recalculated as the greater of the a) LWB prior to the reset, or b) a percentage of the Reset RBB value. The percentage will equal the percentage of the RBB (e.g. 5%) used in determining the initial LWB.

GUARANTEED PRINCIPAL OPTION. If your circumstances change and you no longer want the lifetime features of the GMWB for Life rider, you may wish to opt out and receive an adjustment to your Contract Value. In this case, once you have held the rider for ten (10) years or more you will have the option each year to elect the Guaranteed

Principal Option. Each year you will have a 30-day window period during which you may elect the option. You may only elect the option once, as your GMWB for Life rider will terminate when you exercise the option.

The Guaranteed Principal Option will be paid to you as a positive adjustment to your Contract Value. The adjustment is equal to (a) minus (b):

     a) Purchase Payments credited within 120 days after you purchase the GMWB for Life rider, reduced by a "Percentage Reduction in the Contract Value" attributable to any partial withdrawals taken.

          We compute the "Percentage Reduction in Contract Value" attributable to a partial withdrawal by dividing the dollar amount of the withdrawal, plus any applicable withdrawal charges, by the Contract Value immediately preceding such withdrawal. We apply the Percentage Reduction in the Contract Value as a factor equal to 1 minus the percentage reduction.

     b) Your Contract Value on the GMWB Anniversary immediately preceding exercise of the Guaranteed Principal Option.

For example, assume you make a single Purchase Payment of $100,000 and elect the GMWB for Life rider. Also assume that you make no withdrawals, and that ten years later your Contract Value has declined to $80,000. If you elect to receive the Guaranteed Principal Option, we will apply $20,000 to your Contract Value to restore it to $100,000.

To exercise the Guaranteed Principal Option you must notify us in writing within 30 days following any anniversary of your purchase of the GMWB for Life rider, on or after the tenth (10th) anniversary of your purchase of the rider. We will adjust your Contract Value at the end of the 30-day window period.

The adjustment will be added to each Variable Funding Option in the ratio that the Contract Value in such Variable Funding Option bears to the total Contract Value in all Variable Funding Options. The adjustment will never be less than zero.

If you exercise the Guaranteed Principal Option, the GMWB for Life rider will terminate on the date the adjustment is added to your Contract Value.

Only Purchase Payments credited within 120 days after you purchase the GMWB for Life rider are taken into consideration in determining the amount paid under the Guaranteed Principal Option. If you anticipate making Purchase Payments after the 120-day period, you should understand that such payments will not increase the amount paid under the Guaranteed Principal Option. However, Purchase Payments credited after 120 days are added to your Contract Value and will impact whether or not any benefit is due. Therefore, GMWB for Life may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMWB for Life rider for this feature.


REQUIRED ALLOCATION OF YOUR CONTRACT VALUE AND PREMIUM PAYMENTS. If you elect the GMWB for Life rider, you will be required to invest in a limited number of specific Variable Funding Options, and you will be foreclosed from investing in all the other Variable Funding Options or the Fixed Account that would otherwise be available to you while the rider is in effect. These investment restrictions are intended to reduce the risk of investment losses which could require the Company to use the assets from its general account to pay amounts due under the benefit.


You will be required to allocate 100% of your Contract Value or Purchase Payments to one or more of the following Variable Funding Options. Some of these Variable Funding Options invest in mutual funds that invest in other mutual funds, also known as "funds of funds." Please see the section in this prospectus entitled "Variable Funding Options" for a description of the investment objectives of these Variable Funding Options, as well as the section entitled "Fee Table" for the charges associated with these Variable Funding Options.

                               PERMITTED VARIABLE FUNDING OPTIONS
                    --------------------------------------------------------
                          LEGG MASON PARTNERS VARIABLE EQUITY
                            TRUST -- CLASS II
                            Legg Mason ClearBridge Variable Equity
                               Income Builder Portfolio
                          MET INVESTORS SERIES TRUST
                            BlackRock High Yield Portfolio -- Class B
                            Pioneer Strategic Income
                               Portfolio -- Class E
                          METROPOLITAN SERIES FUND, INC.
                            BlackRock Money Market Portfolio -- Class
                               A
                            MFS(R) Total Return Portfolio -- Class B
                          PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
                            Pioneer Bond VCT Portfolio
                            Pioneer Ibbotson Growth Allocation VCT
                               Portfolio
                            Pioneer Ibbotson Moderate Allocation VCT
                               Portfolio



We will reject any request by you to transfer Contract Value or allocate Purchase Payments to a Variable Funding Option other than the permitted Variable Funding Options listed above. You will be required to re-submit your request to comply with the above restrictions. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it violated the above restrictions.

We may make additions to or deletions from the list of permitted Variable Funding Options.

GMWB FOR LIFE CHARGE. The charge for your GMWB for Life rider depends on whether you purchase the Single Life Option or the Joint Life Option. The charge is deducted each business day from amounts held in each Variable Funding Option. The current charge, on an annual basis, is shown below. Your current charge may increase when your RBB automatically resets, unless you notify us not to reset your RBB (see "Reset" above). The charge may increase provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the Step-Up; but it will never exceed 1.50%.

-----------------------------------------------------------------------------------------
                                                                           CURRENT CHARGE
-----------------------------------------------------------------------------------------
GMWB for Life (Single Life Option)                                              0.65%
-----------------------------------------------------------------------------------------
GMWB for Life (Joint Life Option)                                               0.80%
-----------------------------------------------------------------------------------------


ANNUAL WITHDRAWAL BENEFIT ("AWB"). If your circumstances change, you may wish to take guaranteed withdrawals even though you have not yet reached the minimum age to be eligible for lifetime payments under LWB. In this case, you can take an "Annual Withdrawal Benefit" or "AWB" which allows you to withdraw an amount each year until your RBB is depleted. AWB payments are not guaranteed for life.

The level of your AWB is determined in the same manner as the level of your LWB as described in the above section entitled "Lifetime Withdrawal Benefit ("LWB")", except that there is no minimum age to be eligible to receive AWB payments. Additional Premium Payments affect your AWB in the same manner as they do the LWB as described in the "Additional Premium Payments" section above. The reset of your RBB will affect your AWB in the same manner as it affects the LWB as described in the "Reset" section above.

Withdrawals affect your AWB in the same manner as your LWB as described in the "Withdrawals" section above, with the following exception. If you begin taking AWB withdrawals before you reach the minimum age to qualify for payments under LWB, when you reach the minimum age any withdrawals in excess of your LWB amount will subject your LWB and RBB to a partial withdrawal reduction, even if your withdrawal does not exceed your AWB. This could serve to decrease the amount of your future monthly payments under LWB, and the length of the time period during which you may continue to take payments under AWB.

SHOULD I TAKE WITHDRAWALS UNDER LWB OR AWB? The GMWB for Life rider works best, and is designed, for the Contract Owner who can wait until the minimum age is attained to qualify for LWB payments. If you take your first withdrawal after you have reached the minimum age to qualify for LWB payments, payments under AWB or LWB are equal and the same. However, if you take your first withdrawal before you have reached the minimum age to qualify for LWB payments, the AWB or LWB payments available to you when you reach the minimum age may not be equal.

AWB is designed for the Contract Owner who has undergone a change in circumstances and wants to take withdrawals before reaching the minimum age to qualify for LWB payments.

If you choose to take AWB payments before you qualify for LWB payments, you should consider that the charges for the GMWB for Life rider are designed to support LWB payments for life, and that you may be paying a higher charge without receiving the full benefit.

IF YOU CONTINUE TO MAKE WITHDRAWALS IN EXCESS OF THE LWB ONCE THE MINIMUM AGE TO QUALIFY FOR LWB HAS BEEN REACHED, YOU MAY EVENTUALLY LOSE ANY BENEFIT UNDER LWB.

Whether you choose to access your money using the LWB, AWB, or Guaranteed Principal Option depends on your individual financial circumstances and the performance of your Contract. You should consult with your financial adviser to determine which method is best for you.

TAX-QUALIFIED DISTRIBUTION PROGRAMS. Subject to certain limitations and restrictions, your LWB and AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, but will not affect the LWB or AWB. The following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     1) distributions relating to this Contract intended to satisfy the required minimum distribution rules under Internal Revenue Code of 1986, as amended, ("Code"), Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to a qualified retirement plan (Code Section 401), a tax-sheltered annuity (Code
          Section 403(b)), an individual retirement annuity (Code Section 408(b)), or an eligible deferred compensation plan (Code Section 457(b)), which required minimum distribution is calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate, or as otherwise required to be calculated under the Code and the regulations thereunder;

     2) distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life, or over a period no longer than the remaining life expectancy, of a designated beneficiary relating to this Contract;

     3) distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of such participant and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract; or

     4) distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice

          2004-15, page 526, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract.

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB for Life rider, however your RBB, LWB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB for Life Anniversary, and you may only make the change during the 30-day period after your GMWB for Life Anniversary. At the time you purchase GMWB for Life, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB for Life Anniversary.

You are advised to take your required distributions prior to purchasing GMWB for Life in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB for Life, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

ANY WITHDRAWALS OUTSIDE THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB for Life (a "GMWB for Life Year"). If during any GMWB for Life Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB for Life rider, however for the remainder of the GMWB for Life Year your RBB, LWB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

DISTRIBUTIONS UNDER THE TAX-QUALIFIED DISTRIBUTION PROGRAM WILL BE DETERMINED AS IF YOUR CONTRACT UNDER WHICH YOUR GMWB FOR LIFE RIDER WAS ISSUED WERE THE ONLY CONTRACT SUBJECT TO THE ABOVE TAX RULES.

TERMINATION. Once you purchase the GMWB for Life rider, you cannot cancel it. However, the rider will automatically terminate when:

     -    you make a full withdrawal of your Contract Value;

     -    you apply all of your Contract Value to an Annuity Option;

     - the Contract Owner dies and a death benefit under your Contract becomes payable, unless the Contract is continued by the beneficiary;

     - the Annuitant dies and the Annuitant is not the person whose life is used to determine guaranteed payments;

     - you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option;

     -    you opt to take the Guaranteed Principal Option; or

     -    you terminate your Contract.

Charges for the rider cease upon termination.


We will waive the termination of the rider if you assign the Contract in order to comply with the nontaxable exchange requirements of Section 1035 of the Code under the following limited circumstances: If the Section 1035 exchange is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable surrender charges.

OTHER INFORMATION. You should also consider the following before you purchase the GMWB for Life rider:

     - The charge for the GMWB for Life rider continues for the life of the rider, even if you never need nor exercise the guarantees under the rider.

     - Withdrawals that are greater than your LWB or AWB will erode your guarantee by serving to more rapidly deplete your RBB.

     - The GMWB for Life rider is not transferable; if you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option, the rider terminates automatically.

     - If you only plan to take AWB, or take the Guaranteed Principal Option, you should consider the higher cost of the GMWB for Life rider which is designed to support payments for life under LWB.

     - If you continue to take AWB once eligible for LWB, you may eventually lose any benefit under LWB.

EFFECT ON THE DEATH BENEFIT. The GMWB for Life rider terminates when a death benefit under your Contract becomes payable, except in certain circumstances when the beneficiary may continue the Contract along with the GMWB for Life rider (see "Contract Continuation by Beneficiary" and "Contract Value Reduces to Zero" below).

However, if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described in the "Death Benefit" section, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

If the Annuitant dies before the Contract Owner(s), then the GMWB for Life rider will terminate and the beneficiary cannot continue the rider.

Under the Joint Life Option, if the spousal beneficiary predeceases the Contract Owner, the rider continues and no death benefit is paid out; the Contract Owner may then name a new beneficiary for the purposes of the death benefit provisions under the Contract, but not for purposes of the GMWB for Life rider.

Notwithstanding anything in the GMWB for Life rider to the contrary:

     a) In order to comply with section 72(s) of the Code, if the GMWB for Life rider is purchased with respect to a non-qualified annuity contract, any death benefit paid out under the terms of the GMWB for Life rider to a non-spousal Beneficiary upon the death of the owner (or to a payee other than the spouse of the Annuitant on the death of the Annuitant, where the Contract is owned by a non-natural person) (including payments made under the "Contract Continuation by the Beneficiary" provision, "Contract Value Reset to Zero" provision, and any other payments of the AWB and RBB otherwise made after a death) will be paid out in non-increasing annual installments over a period no longer than the remaining single life expectancy of the Beneficiary under the appropriate IRS life expectancy table under Code Section 72 and the regulation thereunder or as otherwise provided under the tax law for non-qualified annuities and under Code Section 72(s). Such payments must begin within 12 months of the date of death in all cases.

     b) Where the Beneficiary or other payee under paragraph (a) is not a natural person, such period may not extend beyond the fifth anniversary of the date of the death.

     c) If the GMWB for Life rider is issued under a Qualified Contract and the death occurs on or after the Required Beginning Date of distributions to the participant under Code Section 401(a)(9), the period for the payments described in paragraph (a) above may not exceed the longer of: (i) the Beneficiary's or other payee's remaining life expectancy or (ii) the deceased Annuitant's remaining life expectancy in the year of his or her death, reduced by one for each calendar year thereafter.

     d) Where under other sections of the GMWB for Life rider, any payment described in this section ("Effect on Death Benefits") is payable over a shorter period of time, required to begin at an earlier date, or would otherwise be paid more rapidly than under this section ("Effect on Death Benefit"), then such payment will be made under the terms of such other provision.

If annual payments must exceed the AWB in order to comply with these requirements, then these payments will not result in a Partial Withdrawal Reduction to the RBB and AWB as described in the RBB and AWB sections of the

GMWB for Life rider. Each withdrawal will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

You should consult with your tax advisor prior to purchasing a variable annuity contract and optional rider, such as the GMWB for Life rider.

CONTRACT CONTINUATION BY THE BENEFICIARY. Under the Joint Life Option, if the spousal beneficiary elects to continue the Contract instead of receiving the death benefit, the GMWB for Life rider will also continue for the benefit of the spouse. Upon the death of the spouse, the LWB will terminate. However, if there are any remaining AWB payments, such payments may be continued by a surviving beneficiary instead of receiving a death benefit. In such case payments will be made annually on the next rider anniversary, no further resets will be made of the RBB, and the RBB will be reduced by the amount of each payment. Upon the death of such beneficiary, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.

Under the Single Life Option, the LWB terminates when a death benefit becomes payable under the Contract, regardless of whether the Contract is continued by a beneficiary. If a non-spousal beneficiary continues the Contract, even under the Joint Life Option, the LWB terminates. However, if there are any remaining AWB payments, such payments may also be continued by a surviving beneficiary as described in the preceding paragraph.

Payments made under the Continuation by the Beneficiary provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner (or upon the death of the Annuitant where the owner is not a natural person), the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.

For riders issued under a Qualified Contract, the payments under the Continuation by the Beneficiary provision of the GMWB for Life rider must be paid out at regular intervals in non-increasing annual payments made over a period no longer than that permitted under Code Section 401(a)(9) and the regulations thereunder.

Payments to the Beneficiary or to the owner's estate on the death of the owner, or payments to the Beneficiary's estate (or to the successor beneficiary) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.

In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that such partner/spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of GMWB for Life.

CONTRACT VALUE REDUCES TO ZERO. If your Contract Value reduces to zero for reasons other than you making 1) a withdrawal that exceeds your AWB or LWB or 2) a full withdrawal of your Contract Value, and the minimum age has already been reached to be eligible to receive LWB payments, then we will automatically begin paying you annual payments equal to the LWB as long as you (or you or your spouse under the Joint Life Option) are alive unless you elect to receive annual payments equal to the AWB as set forth below. Payments will be made once a year on each rider effective date anniversary starting with the next anniversary. Each payment will reduce the RBB by the amount of the payment. Alternatively, you have the option to elect in writing to instead receive annual payments equal to the current AWB, as of the date your written election is received in Good Order at our Home Office, until the RBB is depleted. Upon such election, we will begin paying you the AWB starting on the next rider effective date anniversary following the date your written election is received in Good Order in our Home Office.

If the minimum age to be eligible for LWB payments has not yet been reached, and the RBB is greater than zero, we will automatically begin paying you annual payments equal to the AWB until the RBB is depleted. All other rights under your Contract cease, we will no longer accept subsequent Purchase Payments and no future resets will be allowed. All other optional endorsements are terminated without value.

Upon your death (or your or your spouse's death under the Joint Life Option), your Beneficiary(s) will receive the following:

     1) Under the Single Life Option, the LWB will be set to $0.00 and the beneficiary(s) will receive annual payments equal to the current AWB until the RBB is depleted. No other death benefit or Enhanced Stepped-Up Provision (if any) will be paid if the RBB is already equal to zero upon the owner's death. The death benefit under the Contract is cancelled. Upon the beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.

     2) Under the Joint Life Option, the terms of the rider continue and we will continue to your spouse annual payments equal to either the LWB or AWB according to your election prior to your death and the terms described above. The death benefit under the Contract is cancelled. Upon the spouse's death, the LWB will be set to $0.00 and the spousal beneficiary's estate or Beneficiary, as applicable, will receive annual payments equal to the current AWB until the RBB is depleted. Upon that beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.

     3) Payments made under the "Contract value reduces to Zero" provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner, the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.

     4) For riders issued under a Contract that is issued to an Individual Retirement Account under Code Section 408(a), an Individual Retirement Annuity under Code Section 408(b), a Roth IRA annuity under Code
          Section 408A, a SIMPLE IRA annuity under Code Section 408(p) or any other annuity under an employer's retirement plan that is subject to the required minimum distribution rules under Code Section 401(a)(9), including the after-death distribution rules under Code Section 401(a)(9)(B) ("Qualified Contracts"), The payments under this provision of the GMWB for Life rider will be adjusted as required to be paid out in a non-increasing annual payments over a period no longer than permitted under Code Section 401(a)(9).

Payments to the Beneficiary (or to the owner's estate on the death of the owner), or payments to the successor beneficiary (or to the Beneficiary's estate) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB" OR "ACCUMULATION ADVANTAGE")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

     - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes all the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.

     - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.

Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

-------------------------------------------------------------------------------------------------------------------
                           INCREASING CONTRACT VALUE                           DECLINING CONTRACT VALUE
-------------------------------------------------------------------------------------------------------------------
                                      BASE                                               BASE
                   CONTRACT       CALCULATION                         CONTRACT       CALCULATION
                    VALUE            AMOUNT        BENEFIT BASE        VALUE            AMOUNT        BENEFIT BASE
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $100,000         $100,000      Not Applicable      $100,000         $100,000      Not Applicable
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
RIDER
MATURITY DATE      $110,000         $100,000         $100,000         $90,000          $100,000         $100,000
-------------------------------------------------------------------------------------------------------------------
AMOUNT
APPLIED TO
CONTRACT
VALUE DUE TO
GMAB RIDER                           $0(1)                                            $10,000(2)
-------------------------------------------------------------------------------------------------------------------


(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.
(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

-------------------------------------------------------------------------------------------------------------------
                  ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS       ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
-------------------------------------------------------------------------------------------------------------------
                                                       BASE                                               BASE
                   CONTRACT         PURCHASE       CALCULATION        CONTRACT         PURCHASE       CALCULATION
                    VALUE           PAYMENT           AMOUNT           VALUE           PAYMENT           AMOUNT
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $100,000         $100,000         $100,000         $100,000         $100,000         $100,000
-------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE
PAYMENT            $110,000      Not Applicable      $100,000         $110,000      Not Applicable      $100,000
-------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE
PAYMENT            $120,000         $10,000          $110,000         $120,000         $10,000          $100,000
-------------------------------------------------------------------------------------------------------------------


The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

---------------------------------------------------------------------------------------------------------------------------
                                                    ASSUMING INCREASING CONTRACT VALUE
---------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
---------------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $100,000              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL           $110,000              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY                                                                           [100,000 x
FOLLOWING
PARTIAL                                                                            10,000/110,000] =
WITHDRAWAL           $100,000               $90,000               $10,000               $9,091                $10,000
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                     ASSUMING DECLINING CONTRACT VALUE
---------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
---------------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $100,000              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL            $90,000              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY                                                                           [100,000 x
FOLLOWING
PARTIAL                                                                            10,000/90,000] =
WITHDRAWAL            $80,000               $88,889               $10,000               $11,111               $11,111
---------------------------------------------------------------------------------------------------------------------------


INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING


If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts. These investment restrictions are intended to reduce the risk of investment losses which could require the Company to use the assets from its general account to pay amounts due under the benefit.


We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

     - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

     - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

     - If you make an additional Purchase Payment, you can only allocate up to 80% of the Purchase Payment to Subaccounts that we classify as Class A.

     - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payment to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently classified as Class B Subaccounts. All remaining Subaccounts offered under the Contract are classified as Class A Subaccounts.

                                      CLASS B SUBACCOUNTS/
                                        UNDERLYING FUNDS
                    --------------------------------------------------------
                          MET INVESTORS SERIES TRUST -- CLASS E
                            Pioneer Strategic Income Portfolio
                          METROPOLITAN SERIES FUND, INC.
                            BlackRock Money Market Portfolio -- Class
                               A
                            MFS(R) Total Return Portfolio -- Class B
                          PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
                            Pioneer Bond VCT Portfolio
                            Pioneer Ibbotson Growth Allocation VCT
                               Portfolio
                            Pioneer Ibbotson Moderate Allocation VCT
                               Portfolio


GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

          Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in Good Order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider (currently 0.50%). The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations. (Currently, we offer a ten year Rider Period.)

          Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. If you add the GMWB Rider under this Rider Exchange Option, the initial RBB is the Contract Value on the date you elect to exchange the GMWB Rider for the GMAB Rider. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option (currently 0.75%).

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.


We will waive the termination of the rider if you assign the Contract in order to comply with the nontaxable exchange requirements of Section 1035 of the Code under the following limited circumstances: If the Section 1035 exchange is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable surrender charges.


The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on each business day that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option

(described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

     - Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

     - If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

     - Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

     - If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

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MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected and any living benefit rider is terminated.

You may choose to annuitize at any time thirteen months after the Contract Date. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates (if applicable in your state), the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

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ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.") Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to a survivor under Options 3, 4 and 6 and/or the duration of the guarantee period under Options 2, 5 and 6.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. This option may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

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RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to terminate your traditional IRA, Roth IRA or other Qualified Contract.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNT

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The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine") and MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). On December 8, 2008, Separate Account Nine and Separate Account Ten along with certain other separate accounts (collectively, the "Former Separate Accounts") were combined with and into Separate Account Eleven (the "Combination").




We hold the assets of the Separate Account for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company, and the Company is obligated to pay them even if that amount exceeds the assets in the Separate Account. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company and our long-term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. The Company is regulated as an insurance company under state law, which includes generally limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.



Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2010, and it may be indexed for inflation in years after 2010. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $49,000 or 100% of pay for each participant in 2010.


ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)


GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).


Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.


If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.


Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.


The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.


LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.


The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.


Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that certain benefits or the charges for certain benefits such as guaranteed death benefits (including the Roll-up Death Benefit) and certain living benefits (e.g. Guaranteed Minimum Withdrawal Benefit) could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these earnings and benefits as an intrinsic part of the Contract and not report them as taxable income until distributions are actually made. However, it is possible that this may change if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under 59 1/2. You should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS




The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.




NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

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THE INSURANCE COMPANY

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

Before December 7, 2007, certain of the Contracts were issued by MetLife Life and Annuity Company of Connecticut, a stock life insurance company chartered in 1973 in Connecticut. These Contracts were funded through Separate Account Ten, a separate account registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. On December 7, 2007, MLACC, a wholly-owned subsidiary of the Company and an indirect, wholly-owned subsidiary of MetLife, Inc., merged with and into the Company. Upon consummation of the merger, MLACC's corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLACC, including Separate Account Ten and its assets. Pursuant to the merger, therefore, Separate Account Ten became a separate account of the Company. As a result of the merger, the Company also has become responsible for all of MLACC's liabilities and obligations, including those created under the Contract as initially issued by MLACC (formerly known as The Travelers Life and Annuity Company) and outstanding on the date of the merger. The Contract has thereby become a variable contract funded by a separate account of the Company, and each owner thereof has become a Contract Owner of the Company.

FINANCIAL STATEMENTS

The financial statements of the Company and each of the Sub-Accounts of the Separate Account are located in the Statement of Additional Information. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.


MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.



MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products.


The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., and MetLife Advisers, LLC. MetLife Advisers, LLC is an affiliate of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES AND
           METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 1.85%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.195          1.273                --
                                                       2006      1.148          1.195           409,656
                                                       2005      1.077          1.148           388,544
                                                       2004      1.032          1.077           231,863
                                                       2003      1.000          1.032                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.432          1.413                --
                                                       2007      1.335          1.432            82,857
                                                       2006      1.225          1.335            98,969
                                                       2005      1.163          1.225            84,071
                                                       2004      1.043          1.163            66,519
                                                       2003      1.000          1.043                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2009      0.898          1.035           494,886
                                                       2008      1.255          0.898           616,666
                                                       2007      1.314          1.255           709,375
                                                       2006      1.143          1.314           735,985
                                                       2005      1.125          1.143           713,991
                                                       2004      1.033          1.125           330,019
                                                       2003      1.000          1.033                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.857          1.208           755,412
                                                       2008      1.519          0.857           955,266
                                                       2007      1.391          1.519         1,256,157
                                                       2006      1.303          1.391         1,357,708
                                                       2005      1.267          1.303         1,511,860
                                                       2004      1.158          1.267         1,612,869
                                                       2003      1.000          1.158         1,155,163

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.171          1.576         2,113,721
                                                       2008      2.001          1.171         2,480,408
                                                       2007      1.766          2.001         3,105,587
                                                       2006      1.481          1.766         3,387,056
                                                       2005      1.369          1.481         3,582,390
                                                       2004      1.177          1.369         2,636,109
                                                       2003      1.000          1.177         1,547,572

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2009      0.759          1.000           318,983
                                                       2008      1.301          0.759           357,554
                                                       2007      1.353          1.301           456,260

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2009      0.938          1.129         5,133,313
                                                       2008      1.469          0.938         6,701,002
                                                       2007      1.467          1.469         8,745,660

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.956          1.214         3,421,700
                                                       2008      1.536          0.956         4,209,432
                                                       2007      1.606          1.536         6,335,447

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.235          1.293                --
                                                       2006      1.067          1.235             1,635
                                                       2005      1.000          1.067               587

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.232          1.266                --
                                                       2006      1.118          1.232           225,591
                                                       2005      1.106          1.118           149,353
                                                       2004      1.038          1.106            69,461
                                                       2003      1.000          1.038                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.320          1.365                --
                                                       2006      1.215          1.320           484,033
                                                       2005      1.128          1.215           432,115
                                                       2004      1.057          1.128           268,754
                                                       2003      1.000          1.057                --

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.670          0.900            80,073
                                                       2008      1.063          0.670            98,949

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.737          0.699                --
                                                       2008      1.310          0.737           361,567
                                                       2007      1.257          1.310           398,936

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.167          1.507           310,313
                                                       2008      2.062          1.167           359,515
                                                       2007      1.967          2.062           561,962

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2009      0.599          0.845           578,081
                                                       2008      1.129          0.599           627,761
                                                       2007      1.006          1.129           650,842
                                                       2006      1.000          1.006           693,208

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2009      1.111          1.356           456,879

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2009      0.719          0.902           331,392

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2009      1.058          1.043         1,727,401
                                                       2008      1.047          1.058         1,346,251
                                                       2007      1.016          1.047           920,417
                                                       2006      0.995          1.016           814,212

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2009      0.745          0.865           205,977
                                                       2008      0.978          0.745           213,322
                                                       2007      0.996          0.978            28,248

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2009      0.639          0.877           685,240
                                                       2008      1.096          0.639           852,084
                                                       2007      1.050          1.096           983,194
                                                       2006      0.996          1.050         1,005,027

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.987          0.995                --
                                                       2005      0.977          0.987           848,137
                                                       2004      0.986          0.977         1,483,340
                                                       2003      0.996          0.986         1,002,392
                                                       2002      1.000          0.996         1,305,479

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.134          1.184                --
                                                       2005      1.101          1.134           490,350
                                                       2004      1.052          1.101           345,372
                                                       2003      1.000          1.052                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.412          1.536                --
                                                       2005      1.261          1.412           580,710
                                                       2004      1.080          1.261           289,872
                                                       2003      1.000          1.080                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.026          1.062                --
                                                       2006      1.013          1.026           716,446
                                                       2005      1.014          1.013           581,308
                                                       2004      1.002          1.014           443,805
                                                       2003      1.000          1.002                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.993          1.114                --
                                                       2005      0.999          0.993               462
                                                       2004      1.000          0.999                --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.080          1.146                --
                                                       2005      1.061          1.080           245,843
                                                       2004      1.033          1.061           135,804
                                                       2003      1.000          1.033                --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2009      1.062          1.222           533,107
                                                       2008      1.091          1.062           590,465
                                                       2007      1.079          1.091           705,519

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2009      0.874          0.993           201,443
                                                       2008      1.320          0.874           213,573
                                                       2007      1.264          1.320           253,373
                                                       2006      1.099          1.264           227,914
                                                       2005      1.000          1.099            95,526

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2009      1.348          2.303            40,957
                                                       2008      3.294          1.348            59,359
                                                       2007      2.356          3.294            76,347
                                                       2006      1.771          2.356            68,928
                                                       2005      1.311          1.771            35,224
                                                       2004      1.125          1.311             7,428
                                                       2003      1.000          1.125                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.014          1.133           545,903
                                                       2008      1.485          1.014           616,023
                                                       2007      1.505          1.485           656,105
                                                       2006      1.255          1.505           573,418
                                                       2005      1.212          1.255           569,191
                                                       2004      1.064          1.212           259,754
                                                       2003      1.000          1.064                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.170          1.285                --
                                                       2006      0.999          1.170            23,906
                                                       2005      1.000          0.999             1,630

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.344          1.703                --
                                                       2005      1.270          1.344            34,455
                                                       2004      1.094          1.270            21,535
                                                       2003      1.000          1.094                --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2009      0.903          1.107           127,983
                                                       2008      1.401          0.903           128,924
                                                       2007      1.362          1.401           230,700
                                                       2006      1.193          1.362           158,650
                                                       2005      1.147          1.193           102,950
                                                       2004      1.053          1.147            94,451
                                                       2003      1.000          1.053                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.743          0.740                --
                                                       2008      1.152          0.743           343,283
                                                       2007      1.149          1.152           377,085
                                                       2006      1.045          1.149           267,487
                                                       2005      1.000          1.045           237,990

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2009      0.753          1.183           570,105
                                                       2008      1.192          0.753           672,769
                                                       2007      1.150          1.192           854,297
                                                       2006      1.082          1.150         1,048,985
                                                       2005      1.084          1.082         1,035,469
                                                       2004      1.025          1.084           665,796
                                                       2003      1.000          1.025                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.744          0.712                --
                                                       2008      1.260          0.744           285,929
                                                       2007      1.220          1.260           285,956
                                                       2006      1.086          1.220           271,527
                                                       2005      1.000          1.086            16,812

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2009      0.783          1.020           748,600
                                                       2008      1.229          0.783           662,028
                                                       2007      1.184          1.229           713,460
                                                       2006      1.070          1.184           161,306
                                                       2005      1.000          1.070                --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2009      0.799          1.031         1,119,095
                                                       2008      1.182          0.799         1,017,757
                                                       2007      1.139          1.182         1,319,969
                                                       2006      1.049          1.139           768,565
                                                       2005      1.000          1.049            50,495

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.615          0.647                --
                                                       2008      1.229          0.615            21,797
                                                       2007      1.166          1.229            47,536
                                                       2006      1.089          1.166            63,647
                                                       2005      1.075          1.089            26,122
                                                       2004      1.030          1.075            26,797
                                                       2003      1.000          1.030                --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      1.035          0.945                --
                                                       2008      1.922          1.035           174,330
                                                       2007      1.729          1.922           220,734
                                                       2006      1.437          1.729           226,364
                                                       2005      1.270          1.437           148,345
                                                       2004      1.093          1.270           121,874
                                                       2003      1.000          1.093                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.984          1.210           489,571
                                                       2008      1.514          0.984           532,724
                                                       2007      1.464          1.514           639,949
                                                       2006      1.328          1.464           588,966
                                                       2005      1.257          1.328           487,513
                                                       2004      1.051          1.257           214,143
                                                       2003      1.000          1.051                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.752          0.774                --
                                                       2008      1.243          0.752           249,449
                                                       2007      1.171          1.243           293,762
                                                       2006      1.161          1.171           314,252
                                                       2005      1.093          1.161           280,080
                                                       2004      1.000          1.093            28,345

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2009      1.008          1.301           134,849
                                                       2008      1.665          1.008           137,953
                                                       2007      2.097          1.665           160,500
                                                       2006      1.565          2.097           191,973
                                                       2005      1.388          1.565           160,395
                                                       2004      1.044          1.388            76,272
                                                       2003      1.000          1.044                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.164          1.373                --
                                                       2006      1.100          1.164           102,484
                                                       2005      1.071          1.100            58,913
                                                       2004      1.000          1.071            11,558

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.846          0.806                --
                                                       2008      1.392          0.846           104,369
                                                       2007      1.528          1.392           172,401
                                                       2006      1.363          1.528           155,547
                                                       2005      1.250          1.363           165,261
                                                       2004      1.062          1.250            13,257
                                                       2003      1.000          1.062                --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.152          1.222                --
                                                       2005      1.154          1.152            39,302
                                                       2004      1.038          1.154            14,378
                                                       2003      1.000          1.038                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.047          1.107                --
                                                       2008      1.208          1.047           543,569
                                                       2007      1.159          1.208           858,207
                                                       2006      1.112          1.159         1,022,593
                                                       2005      1.105          1.112           888,249
                                                       2004      1.024          1.105           300,348
                                                       2003      1.000          1.024                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.347          1.346                --
                                                       2006      1.193          1.347           127,004
                                                       2005      1.161          1.193           127,419
                                                       2004      1.062          1.161           112,280
                                                       2003      1.000          1.062                --




            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 3.05%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      0.984          1.044             --
                                                       2006      1.000          0.984             --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.096          1.078             --
                                                       2007      1.034          1.096             --
                                                       2006      1.000          1.034             --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2009      0.737          0.839             --
                                                       2008      1.043          0.737             --
                                                       2007      1.105          1.043             --
                                                       2006      1.000          1.105             --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.597          0.831             --
                                                       2008      1.070          0.597             --
                                                       2007      0.992          1.070             --
                                                       2006      1.000          0.992             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      0.733          0.974             --
                                                       2008      1.267          0.733             --
                                                       2007      1.132          1.267             --
                                                       2006      1.000          1.132             --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2009      0.574          0.747             --
                                                       2008      0.995          0.574             --
                                                       2007      1.044          0.995             --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2009      0.679          0.807             --
                                                       2008      1.076          0.679             --
                                                       2007      1.082          1.076             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.660          0.829             --
                                                       2008      1.073          0.660             --
                                                       2007      1.132          1.073             --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.100          1.148             --
                                                       2006      1.000          1.100             --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.066          1.091             --
                                                       2006      1.000          1.066             --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.023          1.053             --
                                                       2006      1.000          1.023             --

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.608          0.806             --
                                                       2008      0.971          0.608             --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.592          0.560             --
                                                       2008      1.065          0.592             --
                                                       2007      1.031          1.065             --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      0.733          0.935             --
                                                       2008      1.311          0.733             --
                                                       2007      1.261          1.311             --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2009      0.580          0.808             --
                                                       2008      1.106          0.580             --
                                                       2007      0.998          1.106             --
                                                       2006      1.000          0.998             --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2009      0.956          1.158             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2009      0.575          0.716             --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2009      1.033          1.006             --
                                                       2008      1.035          1.033             --
                                                       2007      1.016          1.035             --
                                                       2006      1.003          1.016             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2009      0.730          0.838             --
                                                       2008      0.970          0.730             --
                                                       2007      0.996          0.970             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2009      0.619          0.839             --
                                                       2008      1.074          0.619             --
                                                       2007      1.041          1.074             --
                                                       2006      0.996          1.041             --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      1.000          1.003             --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.000          1.004             --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.000          1.033             --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.003          1.028             --
                                                       2006      1.000          1.003             --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      1.000          1.082             --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.029             --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2009      1.047          1.191             --
                                                       2008      1.089          1.047             --
                                                       2007      1.079          1.089             --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2009      0.742          0.832             --
                                                       2008      1.133          0.742             --
                                                       2007      1.098          1.133             --
                                                       2006      1.000          1.098             --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2009      0.658          1.111             --
                                                       2008      1.628          0.658             --
                                                       2007      1.179          1.628             --
                                                       2006      1.000          1.179             --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2009      0.755          0.834             --
                                                       2008      1.120          0.755             --
                                                       2007      1.148          1.120             --
                                                       2006      1.000          1.148             --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.105          1.200             --
                                                       2006      1.000          1.105             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.000          1.188             --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2009      0.710          0.860             --
                                                       2008      1.116          0.710             --
                                                       2007      1.098          1.116             --
                                                       2006      1.000          1.098             --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.677          0.672             --
                                                       2008      1.062          0.677             --
                                                       2007      1.072          1.062             --
                                                       2006      1.000          1.072             --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2009      0.666          1.034             --
                                                       2008      1.067          0.666             --
                                                       2007      1.042          1.067             --
                                                       2006      1.000          1.042             --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.636          0.606             --
                                                       2008      1.090          0.636             --
                                                       2007      1.068          1.090             --
                                                       2006      1.000          1.068             --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2009      0.683          0.879             --
                                                       2008      1.085          0.683             --
                                                       2007      1.058          1.085             --
                                                       2006      1.000          1.058             --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2009      0.717          0.914             --
                                                       2008      1.073          0.717             --
                                                       2007      1.047          1.073             --
                                                       2006      1.000          1.047             --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.542          0.568             --
                                                       2008      1.096          0.542             --
                                                       2007      1.052          1.096             --
                                                       2006      1.000          1.052             --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      0.654          0.595             --
                                                       2008      1.230          0.654             --
                                                       2007      1.120          1.230             --
                                                       2006      1.000          1.120             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.697          0.847             --
                                                       2008      1.085          0.697             --
                                                       2007      1.062          1.085             --
                                                       2006      1.000          1.062             --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.615          0.630             --
                                                       2008      1.028          0.615             --
                                                       2007      0.981          1.028             --
                                                       2006      1.000          0.981             --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2009      0.583          0.744             --
                                                       2008      0.975          0.583             --
                                                       2007      1.243          0.975             --
                                                       2006      1.000          1.243             --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.002          1.170             --
                                                       2006      1.000          1.002             --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.558          0.530             --
                                                       2008      0.930          0.558             --
                                                       2007      1.034          0.930             --
                                                       2006      1.000          1.034             --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          0.985             --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      0.905          0.953             --
                                                       2008      1.057          0.905             --
                                                       2007      1.027          1.057             --
                                                       2006      1.000          1.027             --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.079          1.066             --
                                                       2006      1.000          1.079             --





---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2009.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2009 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust -- Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 4/28/2008, AIM Variable Insurance Funds-AIM V.I. Mid Cap Core Equity Fund was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Strategic Income VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Global High Yield VCT Portfolio liquidated its assets and is no longer available as a funding option.



Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Ibbotson Aggressive Allocation VCT Portfolio liquidated its assets and is no longer available as a funding option.



Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Independence VCT Portfolio liquidated its assets and is no longer available as a funding option.



Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio liquidated its assets and is no longer available as a funding option.



Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.



Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Small Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

                                   APPENDIX B

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change or substitution. The chart below identifies the former name and new name of each of these Underlying Funds.



FUND NAME CHANGES





                 FORMER FUND                                      NEW FUND
---------------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Aggressive        Legg Mason ClearBridge Variable Aggressive
     Growth Portfolio                               Growth Portfolio
  Legg Mason Partners Variable Capital and       Legg Mason ClearBridge Variable Equity
     Income Portfolio                               Income Builder Portfolio
  Legg Mason Partners Variable Fundamental       Legg Mason ClearBridge Variable
     Value Portfolio                                Fundamental All Cap Value Portfolio



UNDERLYING FUND SUBSTITUTION
The following new Underlying Fund was substituted for the former Underlying
Fund.


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST               MET INVESTORS SERIES TRUST
  Pioneer High Yield VCT Portfolio -- Class    BlackRock High Yield Portfolio -- Class B
     II

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT

  (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS
                                    ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

     (a)  is Medicare approved as a provider of skilled nursing care services;
          and

     (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

OR

Meets all of the following standards:

     (a) is licensed as a nursing care facility by the state in which it is licensed;

     (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

     (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

     (d) provides, as a primary function, nursing care and room and board; and charges for these services;

     (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

     (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

     (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

     (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

     (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

     (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

     (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

     (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Condensed Financial Information

          Financial Statements


A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated May 1, 2010 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.


Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-04-08-81-82-83

                                    VINTAGE 3
                              PORTFOLIO ARCHITECT 3
                              PORTFOLIO ARCHITECT L
                                    VINTAGE L

                             PIONEER ANNUISTAR FLEX

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                   MAY 1, 2010

                                       FOR

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT

This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by MetLife Insurance Company of Connecticut (the "Company", "we" or "our").

This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated May 1, 2010. A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, P.O. Box 103666, Des Moines, IA 50306-0366 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----

THE INSURANCE COMPANY...................................................     2

PRINCIPAL UNDERWRITER...................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.......................     2

VALUATION OF ASSETS.....................................................     4

FEDERAL TAX CONSIDERATIONS..............................................     5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........................     8

CONDENSED FINANCIAL INFORMATION -- Vintage 3............................    10

CONDENSED FINANCIAL INFORMATION -- Portfolio Architect 3................   106

CONDENSED FINANCIAL INFORMATION -- Portfolio Architect L................   203

CONDENSED FINANCIAL INFORMATION -- Vintage L............................   413

CONDENSED FINANCIAL INFORMATION -- Pioneer AnnuiStar Flex...............   584

FINANCIAL STATEMENTS....................................................     1

                              THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. Prior to May 1, 2006, the Company was known as The Travelers Insurance Company. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Separate Account meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS


                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                             COMPANY                         DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2009............................            $114,483,902                           $0

2008............................            $134,250,501                           $0

2007............................            $137,393,857                           $0



The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2009 ranged from $15,520 to $130,462. The amount of commissions paid to selected broker-dealer firms during 2009 ranged from $182,851 to $19,381,938. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2009 ranged from $198,371to $19,381,938.


The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2009 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:


Citicorp Investment Services

Citigroup Global Markets, Inc. (d/b/a/ Smith Barney)

DWS Scudder Distributors, Inc.

Merrill Lynch, Pierce Fenner & Smith Incorporated

Morgan Stanley DW, Inc.

PFS Investments, Inc. (d/b/a Primerica)

Pioneer Funds Distributor, Inc.

Towers Square Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

           Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -- 1

Where:

Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV -- Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1(st) of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 for 2010, and may be indexed for inflation in years after 2010. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $49,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $11,500 in 2010 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan for 2010 is $49,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $16,500 in 2010. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($16,500 in 2010).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

     (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Subaccounts of MetLife of CT Separate Account Eleven for Variable Annuities included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph referring to changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and its method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007). Such financial statements and financial statement schedules have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

                  CONDENSED FINANCIAL INFORMATION -- VINTAGE 3

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.05%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.151                --
                                                       2006      1.000          1.077            59,545

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.025          1.075                --
                                                       2005      0.991          1.025           205,665
                                                       2004      0.956          0.991           326,881
                                                       2003      0.780          0.956           329,058
                                                       2002      1.142          0.780           360,945
                                                       2001      1.000          1.142            71,942

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2009      1.184          1.184                --
                                                       2008      1.184          1.184                --
                                                       2006      1.135          1.184                --
                                                       2005      1.107          1.135           191,901
                                                       2004      1.016          1.107           193,936
                                                       2003      0.785          1.016           182,023
                                                       2002      1.000          0.785           102,137

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.156          1.126                --
                                                       2005      1.028          1.156           347,920
                                                       2004      0.968          1.028           372,515
                                                       2003      0.801          0.968           394,719
                                                       2002      1.182          0.801           422,138
                                                       2001      1.000          1.182           170,836

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (10/01)............................................  2009      1.310          1.826           492,396
                                                       2008      2.171          1.310           503,803
                                                       2007      1.929          2.171           688,333
                                                       2006      1.635          1.929           927,883
                                                       2005      1.463          1.635         1,027,930
                                                       2004      1.316          1.463         1,070,524
                                                       2003      0.993          1.316         1,046,278
                                                       2002      1.187          0.993         1,010,551
                                                       2001      1.000          1.187           198,467

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (10/01)............................................  2009      1.005          1.372         1,634,039
                                                       2008      1.830          1.005         1,731,530
                                                       2007      1.663          1.830         2,194,734
                                                       2006      1.540          1.663         3,051,113
                                                       2005      1.353          1.540         3,359,314
                                                       2004      1.227          1.353         3,533,116
                                                       2003      0.916          1.227         2,628,725
                                                       2002      1.237          0.916         1,878,262
                                                       2001      1.000          1.237           983,277

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)............................................  2009      0.940          1.209         1,497,875
                                                       2008      1.544          0.940         1,807,005
                                                       2007      1.501          1.544         2,621,532
                                                       2006      1.330          1.501         3,467,098
                                                       2005      1.282          1.330         4,282,897
                                                       2004      1.186          1.282         4,657,202
                                                       2003      0.914          1.186         4,375,502
                                                       2002      1.143          0.914         3,413,144
                                                       2001      1.000          1.143           514,638

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.287          1.272                --
                                                       2005      1.111          1.287            48,830
                                                       2004      0.949          1.111            48,121
                                                       2003      0.775          0.949            47,448
                                                       2002      1.000          0.775            13,963

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.690          2.196                --
                                                       2005      1.609          1.690           247,390
                                                       2004      1.250          1.609           316,497
                                                       2003      0.952          1.250           324,500
                                                       2002      1.000          0.952           254,096

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408                --
                                                       2005      1.201          1.297            50,359
                                                       2004      1.074          1.201            44,617
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.440                --
                                                       2005      1.199          1.294            21,349
                                                       2004      1.067          1.199            16,503
                                                       2003      1.000          1.067                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (10/01).....................................  2009      1.142          1.518           226,352
                                                       2008      2.032          1.142           204,716
                                                       2007      1.765          2.032           274,092
                                                       2006      1.614          1.765           334,170
                                                       2005      1.410          1.614           343,333
                                                       2004      1.248          1.410           370,976
                                                       2003      0.992          1.248           300,821
                                                       2002      1.118          0.992           223,681
                                                       2001      1.000          1.118            74,817

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.201          1.644           289,772
                                                       2008      2.030          1.201           341,738
                                                       2007      1.796          2.030           357,352
                                                       2006      1.631          1.796           459,141
                                                       2005      1.411          1.631           445,909
                                                       2004      1.155          1.411           361,681
                                                       2003      0.853          1.155           255,006
                                                       2002      1.000          0.853           148,547

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.836          1.111           209,880
                                                       2008      1.214          0.836           277,536
                                                       2007      1.194          1.214           131,920
                                                       2006      1.031          1.194            79,379
                                                       2005      1.000          1.031                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).......................  2009      0.845          1.188            93,891
                                                       2008      1.500          0.845           148,857
                                                       2007      1.376          1.500           239,163
                                                       2006      1.292          1.376           189,938
                                                       2005      1.259          1.292           139,790
                                                       2004      1.153          1.259           179,492
                                                       2003      0.857          1.153           155,747
                                                       2002      1.227          0.857           175,953
                                                       2001      1.000          1.227             1,300

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.233          1.430                --
                                                       2005      1.138          1.233           606,220
                                                       2004      1.031          1.138           549,617
                                                       2003      0.841          1.031           406,480
                                                       2002      1.000          0.841           111,997

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.482          3.163                --
                                                       2007      2.760          3.482           112,593
                                                       2006      2.199          2.760           115,958
                                                       2005      1.761          2.199            75,757
                                                       2004      1.442          1.761            62,765
                                                       2003      1.000          1.442            27,068

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)..................................  2009      1.154          1.550           461,577
                                                       2008      1.976          1.154           676,353
                                                       2007      1.747          1.976           729,839
                                                       2006      1.469          1.747           853,741
                                                       2005      1.361          1.469           908,858
                                                       2004      1.172          1.361           953,288
                                                       2003      0.904          1.172           513,949
                                                       2002      1.134          0.904           319,815
                                                       2001      1.000          1.134            47,591

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.237          1.477                --
                                                       2005      1.160          1.237           145,298
                                                       2004      1.020          1.160            72,027
                                                       2003      0.788          1.020            27,006
                                                       2002      1.000          0.788            17,719

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (11/01)............................................  2009      1.015          1.437             4,537
                                                       2008      1.846          1.015             5,932
                                                       2007      1.548          1.846             5,940
                                                       2006      1.394          1.548             1,658
                                                       2005      1.270          1.394             1,665
                                                       2004      1.076          1.270            40,908
                                                       2003      0.815          1.076            41,944
                                                       2002      1.158          0.815            38,099
                                                       2001      1.000          1.158            28,104

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.525          1.705                --
                                                       2005      1.497          1.525            27,875
                                                       2004      1.330          1.497            17,906
                                                       2003      1.000          1.330             4,618

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)............................................  2007      1.247          1.326                --
                                                       2006      1.186          1.247            91,056
                                                       2005      1.139          1.186           104,096
                                                       2004      1.130          1.139           110,268
                                                       2003      0.859          1.130            94,650
                                                       2002      1.197          0.859            85,309
                                                       2001      1.000          1.197               917

Legg Mason Partners Variable Equity Trust
  LMPVET Battermarch Global Equity Subaccount
  (10/02)............................................  2009      1.039          1.231           190,147
                                                       2008      1.808          1.039           190,195
                                                       2007      1.759          1.808           190,306
                                                       2006      1.559          1.759           443,829
                                                       2005      1.493          1.559           450,103
                                                       2004      1.382          1.493           443,467
                                                       2003      1.073          1.382           269,336
                                                       2002      1.000          1.073           155,053

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (10/01).......................  2009      0.769          1.013         1,283,152
                                                       2008      1.317          0.769         1,410,045
                                                       2007      1.324          1.317         1,574,995
                                                       2006      1.242          1.324         2,005,877
                                                       2005      1.136          1.242         2,435,820
                                                       2004      1.054          1.136         2,883,285
                                                       2003      0.800          1.054         2,170,608
                                                       2002      1.212          0.800         2,025,793
                                                       2001      1.000          1.212           522,726

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/01)..................................  2009      1.009          1.208           817,848
                                                       2008      1.458          1.009           748,127
                                                       2007      1.372          1.458           952,825
                                                       2006      1.220          1.372         1,264,599
                                                       2005      1.194          1.220         1,428,707
                                                       2004      1.120          1.194         1,686,191
                                                       2003      0.918          1.120         1,269,264
                                                       2002      1.136          0.918           996,324
                                                       2001      1.000          1.136           237,326

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      1.119          1.093                --
                                                       2008      1.618          1.119           144,847
                                                       2007      1.622          1.618           177,401

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.926          1.272           437,151
                                                       2008      1.633          0.926           607,147
                                                       2007      1.637          1.633           871,180
                                                       2006      1.470          1.637         1,058,218
                                                       2005      1.426          1.470         1,528,706
                                                       2004      1.365          1.426         1,528,994
                                                       2003      1.060          1.365         1,566,924
                                                       2002      1.000          1.060           156,519

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (10/01).................................  2009      0.826          0.987            18,412
                                                       2008      1.180          0.826            18,412
                                                       2007      1.132          1.180            20,957
                                                       2006      0.979          1.132            40,671
                                                       2005      1.001          0.979            40,671
                                                       2004      0.989          1.001           109,047
                                                       2003      0.817          0.989           111,489
                                                       2002      1.127          0.817            40,123
                                                       2001      1.000          1.127                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.927          1.113           759,821
                                                       2008      1.454          0.927         1,057,554
                                                       2007      1.409          1.454         1,246,258
                                                       2006      1.301          1.409         1,505,223
                                                       2005      1.274          1.301         1,756,267
                                                       2004      1.238          1.274         1,780,748
                                                       2003      1.037          1.238         1,256,933
                                                       2002      1.000          1.037           220,092

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (10/01).......................  2009      0.942          1.194           833,873
                                                       2008      1.517          0.942           899,751
                                                       2007      1.529          1.517         1,139,248
                                                       2006      1.336          1.529           951,440
                                                       2005      1.301          1.336         1,396,128
                                                       2004      1.227          1.301         1,767,500
                                                       2003      0.904          1.227         1,862,138
                                                       2002      1.172          0.904         1,831,590
                                                       2001      1.000          1.172           423,086

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (10/01)..................................  2009      0.930          1.134           235,588
                                                       2008      1.474          0.930           535,985
                                                       2007      1.448          1.474           555,205
                                                       2006      1.250          1.448           427,683
                                                       2005      1.197          1.250           522,604
                                                       2004      1.107          1.197           554,866
                                                       2003      0.854          1.107           636,125
                                                       2002      1.133          0.854           526,307
                                                       2001      1.000          1.133            14,994

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/01).......................  2009      0.828          1.155           461,768
                                                       2008      1.348          0.828           538,204
                                                       2007      1.307          1.348           587,902
                                                       2006      1.275          1.307           627,954
                                                       2005      1.237          1.275           735,016
                                                       2004      1.258          1.237           826,881
                                                       2003      0.870          1.258           566,137
                                                       2002      1.181          0.870           518,804
                                                       2001      1.000          1.181            61,317

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (10/01)..................................  2009      1.067          1.421           153,848
                                                       2008      1.682          1.067           209,698
                                                       2007      1.603          1.682           222,523
                                                       2006      1.425          1.603           310,542
                                                       2005      1.343          1.425           403,704
                                                       2004      1.241          1.343           518,762
                                                       2003      0.976          1.241           546,831
                                                       2002      1.232          0.976           485,483
                                                       2001      1.000          1.232            97,391

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2009      0.939          1.313           120,371
                                                       2008      1.616          0.939           156,691
                                                       2007      1.499          1.616           203,696
                                                       2006      1.357          1.499           213,822
                                                       2005      1.320          1.357           245,178
                                                       2004      1.171          1.320           305,578
                                                       2003      0.802          1.171           295,575
                                                       2002      1.255          0.802           244,170
                                                       2001      1.000          1.255            22,533

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.850          0.826                --
                                                       2008      1.388          0.850           152,863
                                                       2007      1.351          1.388           242,321
                                                       2006      1.198          1.351           246,110
                                                       2005      1.173          1.198           434,032
                                                       2004      1.086          1.173           499,129
                                                       2003      0.867          1.086           389,159
                                                       2002      1.141          0.867           162,856
                                                       2001      1.000          1.141                --

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/01).................  2009      0.956          1.205                --
                                                       2008      1.724          0.956                --
                                                       2007      1.655          1.724                --
                                                       2006      1.342          1.655             7,360
                                                       2005      1.226          1.342             3,856
                                                       2004      1.062          1.226             3,856
                                                       2003      0.850          1.062            12,092
                                                       2002      1.168          0.850             6,583
                                                       2001      1.000          1.168             1,076

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.575          1.598                --
                                                       2006      1.432          1.575           192,880
                                                       2005      1.411          1.432           212,838
                                                       2004      1.349          1.411           127,087
                                                       2003      1.068          1.349            54,230
                                                       2002      1.000          1.068            13,418

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (10/01).............  2009      1.032          1.013           717,485
                                                       2008      1.026          1.032         1,424,947
                                                       2007      0.998          1.026           637,345
                                                       2006      0.974          0.998           228,585
                                                       2005      0.967          0.974           336,949
                                                       2004      0.978          0.967           531,662
                                                       2003      0.992          0.978         1,139,300
                                                       2002      1.000          0.992         1,669,540
                                                       2001      1.000          1.000           207,523

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.775          0.892            26,679
                                                       2008      1.004          0.775            24,497
                                                       2007      1.011          1.004            25,789
                                                       2006      0.991          1.011            35,261
                                                       2005      0.989          0.991            38,858
                                                       2004      0.997          0.989            19,753
                                                       2003      1.000          0.997               579

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (10/01)..........................  2009      1.043          1.219           150,239
                                                       2008      1.232          1.043           165,544
                                                       2007      1.234          1.232           214,402
                                                       2006      1.195          1.234           359,004
                                                       2005      1.189          1.195           658,183
                                                       2004      1.137          1.189           718,963
                                                       2003      1.039          1.137           641,867
                                                       2002      1.011          1.039           308,520
                                                       2001      1.000          1.011            32,007

  LMPVIT Western Asset Variable High Income
  Subaccount (10/01).................................  2009      0.979          1.534           253,023
                                                       2008      1.427          0.979           266,982
                                                       2007      1.452          1.427           328,399
                                                       2006      1.336          1.452           469,487
                                                       2005      1.329          1.336           532,888
                                                       2004      1.228          1.329           827,859
                                                       2003      0.983          1.228           750,091
                                                       2002      1.037          0.983           446,090
                                                       2001      1.000          1.037            29,916

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (11/01)..................................  2007      1.584          1.688                --
                                                       2006      1.432          1.584            51,993
                                                       2005      1.394          1.432            61,578
                                                       2004      1.231          1.394            93,839
                                                       2003      0.885          1.231            78,918
                                                       2002      1.215          0.885            77,835
                                                       2001      1.000          1.215                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.411          1.478                --
                                                       2006      1.219          1.411           595,112
                                                       2005      1.196          1.219           710,038
                                                       2004      1.127          1.196           850,183
                                                       2003      0.827          1.127           867,910
                                                       2002      1.127          0.827           838,091
                                                       2001      1.000          1.127            74,887

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/01)........  2007      1.317          1.383                --
                                                       2006      1.137          1.317           160,971
                                                       2005      1.090          1.137           265,411
                                                       2004      1.005          1.090           291,380
                                                       2003      0.804          1.005           357,237
                                                       2002      1.101          0.804           435,549
                                                       2001      1.000          1.101           171,941

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.589          1.649                --
                                                       2006      1.383          1.589         1,067,268
                                                       2005      1.368          1.383         1,103,425
                                                       2004      1.239          1.368         1,091,516
                                                       2003      1.000          1.239           207,608

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.777          1.956                --
                                                       2006      1.616          1.777           798,547
                                                       2005      1.524          1.616           848,933
                                                       2004      1.254          1.524           748,357
                                                       2003      1.000          1.254           254,809

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.398          1.463                --
                                                       2006      1.324          1.398           233,370

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.895          1.046           124,137
                                                       2008      1.458          0.895           150,349
                                                       2007      1.451          1.458           199,400

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.581          0.770           137,131
                                                       2008      1.015          0.581           175,735
                                                       2007      1.216          1.015           312,931
                                                       2006      1.003          1.216           466,627

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.958          1.212             6,991
                                                       2008      1.308          0.958             6,015
                                                       2007      1.348          1.308             5,718
                                                       2006      1.269          1.348             2,871

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.917          1.397           349,810
                                                       2008      1.579          0.917           370,486
                                                       2007      1.626          1.579           412,945
                                                       2006      1.480          1.626           453,404

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      0.946          1.328            64,050
                                                       2008      1.661          0.946            68,723
                                                       2007      1.300          1.661            51,966
                                                       2006      1.272          1.300            48,840

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.665          0.892             3,202
                                                       2008      1.057          0.665             4,006
                                                       2008      1.101          1.057             4,061
                                                       2007      1.246          1.101             1,179

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.680          0.788         1,403,629
                                                       2008      1.090          0.680         1,521,824
                                                       2007      1.073          1.090         1,670,126
                                                       2006      1.001          1.073           613,061

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.632          0.783           928,176
                                                       2008      1.053          0.632           958,675
                                                       2007      1.069          1.053         1,143,115
                                                       2006      1.002          1.069            27,728

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.817          0.775                --
                                                       2008      1.454          0.817            24,483
                                                       2007      1.326          1.454             8,822
                                                       2006      1.346          1.326            10,530

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.830          1.092             1,792
                                                       2008      1.380          0.830             1,792
                                                       2007      1.265          1.380             1,792
                                                       2006      1.278          1.265                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.447          2.395            86,880
                                                       2008      3.168          1.447            96,034

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.150          1.482           131,885
                                                       2008      2.036          1.150           137,886
                                                       2007      1.945          2.036           155,426

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.085          1.258           558,683
                                                       2008      1.186          1.085           626,176
                                                       2007      1.124          1.186           610,074

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.308          1.454         2,656,466

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.053          1.278            89,295
                                                       2008      1.600          1.053            68,653
                                                       2007      1.556          1.600            95,329
                                                       2006      1.451          1.556            81,703

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.143          1.260                --
                                                       2006      1.090          1.143             1,179

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.054          1.375            78,503
                                                       2008      1.206          1.054           107,998
                                                       2007      1.154          1.206           101,535
                                                       2006      1.117          1.154           101,664

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.670          0.830           525,205
                                                       2008      0.974          0.670           523,515
                                                       2007      1.026          0.974           573,020
                                                       2006      1.003          1.026           131,901

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.732          1.127             8,375
                                                       2008      1.323          0.732             8,375

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.535          0.783           219,833
                                                       2008      1.007          0.535           236,217
                                                       2007      0.854          1.007           249,539
                                                       2006      0.877          0.854           260,526

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.049          1.123           408,183
                                                       2008      1.110          1.049           405,274
                                                       2007      1.068          1.110           487,330
                                                       2006      1.032          1.068           635,802

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.715          0.898           174,100

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.665          0.657                --
                                                       2008      1.136          0.665            50,041
                                                       2007      1.160          1.136            48,315
                                                       2006      1.132          1.160                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.668          0.696                --
                                                       2008      1.236          0.668           157,097
                                                       2007      1.214          1.236           172,811
                                                       2006      1.201          1.214           208,263

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.882          1.051           287,175
                                                       2008      1.475          0.882           312,384
                                                       2007      1.447          1.475           383,653
                                                       2006      1.415          1.447           490,839

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.756          1.037            52,558
                                                       2008      1.144          0.756            53,083

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.624          0.804                --
                                                       2008      1.069          0.624                --
                                                       2007      1.057          1.069                --
                                                       2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.902          1.065                --
                                                       2008      1.075          0.902                --
                                                       2007      1.040          1.075                --
                                                       2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.825          1.000           104,702
                                                       2008      1.074          0.825           116,283
                                                       2007      1.046          1.074                --
                                                       2006      1.002          1.046             8,483

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.751          0.931           436,032
                                                       2008      1.075          0.751           300,985
                                                       2007      1.051          1.075           473,367
                                                       2006      1.002          1.051           293,332

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.683          0.864                --
                                                       2008      1.074          0.683                --
                                                       2007      1.056          1.074                --
                                                       2006      1.002          1.056                --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.854          1.048           150,629

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.076          1.247         1,108,857
                                                       2008      1.413          1.076         1,277,298
                                                       2007      1.385          1.413         1,770,342
                                                       2006      1.299          1.385         2,329,161

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.966          1.143            43,556
                                                       2008      1.461          0.966            71,259
                                                       2007      1.385          1.461           100,257
                                                       2006      1.257          1.385            61,385

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.635          0.870           152,472
                                                       2008      1.091          0.635           185,229
                                                       2007      1.048          1.091           232,162
                                                       2006      0.996          1.048           216,565

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.647          0.907           196,538
                                                       2008      1.139          0.647           226,017
                                                       2007      1.066          1.139           217,096
                                                       2006      0.998          1.066           244,796

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.119                --
                                                       2006      1.113          1.099           680,672
                                                       2005      1.113          1.113           622,991
                                                       2004      1.043          1.113           537,157
                                                       2003      1.000          1.043           241,210

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.265          1.305                --
                                                       2008      1.232          1.265         3,154,465
                                                       2007      1.156          1.232         3,525,232
                                                       2006      1.137          1.156         3,564,596
                                                       2005      1.132          1.137         4,132,025
                                                       2004      1.102          1.132         5,302,373
                                                       2003      1.071          1.102         5,603,583
                                                       2002      1.002          1.071         4,649,600
                                                       2001      1.000          1.002           359,558

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.432          1.327                --
                                                       2007      1.325          1.432             8,375
                                                       2006      1.218          1.325             8,375
                                                       2005      1.159          1.218             8,375
                                                       2004      1.100          1.159           155,269
                                                       2003      0.850          1.100           172,684
                                                       2002      1.233          0.850            67,678
                                                       2001      1.000          1.233                --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.809          1.955                --
                                                       2006      1.445          1.809           142,465
                                                       2005      1.315          1.445           208,427
                                                       2004      1.155          1.315           245,992
                                                       2003      0.917          1.155           262,993
                                                       2002      1.137          0.917           209,372
                                                       2001      1.000          1.137             4,558

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      2.135          2.276                --
                                                       2006      1.858          2.135           269,546
                                                       2005      1.771          1.858           342,993
                                                       2004      1.433          1.771           415,868
                                                       2003      0.977          1.433           407,261
                                                       2002      1.220          0.977           286,310
                                                       2001      1.000          1.220            98,292

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.266          1.346                --
                                                       2005      1.189          1.266            23,272
                                                       2004      1.139          1.189           101,154
                                                       2003      0.899          1.139           100,587
                                                       2002      1.206          0.899            99,352
                                                       2001      1.000          1.206            12,840

  Travelers Equity Income Subaccount (11/01).........  2006      1.348          1.415                --
                                                       2005      1.317          1.348           603,020
                                                       2004      1.224          1.317           664,550
                                                       2003      0.952          1.224           643,020
                                                       2002      1.129          0.952           397,607
                                                       2001      1.000          1.129            10,873

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (10/01).............  2006      1.167          1.201                --
                                                       2005      1.096          1.167           113,401
                                                       2004      1.050          1.096           141,124
                                                       2003      0.860          1.050           147,137
                                                       2002      1.137          0.860            95,934
                                                       2001      1.000          1.137             8,222

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.107          1.175                --
                                                       2005      1.000          1.107                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.020                --
                                                       2005      1.000          1.018                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.088                --
                                                       2005      1.000          1.052            14,308

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130                --
                                                       2005      1.000          1.085                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.029          1.047                --
                                                       2005      1.000          1.029                --

  Travelers Managed Income Subaccount (10/01)........  2006      1.043          1.032                --
                                                       2005      1.050          1.043           798,327
                                                       2004      1.042          1.050         1,115,635
                                                       2003      0.981          1.042         1,082,482
                                                       2002      0.980          0.981           969,658
                                                       2001      1.000          0.980           126,164

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.249          1.324                --
                                                       2005      1.137          1.249           262,368
                                                       2004      1.002          1.137           282,156
                                                       2003      0.844          1.002           264,799
                                                       2002      1.151          0.844           226,138
                                                       2001      1.000          1.151            20,414

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      0.830          0.877                --
                                                       2005      0.822          0.830           290,467
                                                       2004      0.736          0.822            43,480
                                                       2003      0.548          0.736            29,675
                                                       2002      1.000          0.548             4,683

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.261          1.299                --
                                                       2005      1.250          1.261         2,634,731
                                                       2004      1.144          1.250         3,026,672
                                                       2003      1.002          1.144         3,043,996
                                                       2002      1.080          1.002         2,625,598
                                                       2001      1.000          1.080           476,441

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.165          1.257                --
                                                       2005      1.117          1.165            48,422
                                                       2004      1.000          1.117            23,139

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.290          1.480                --
                                                       2005      1.202          1.290           515,266
                                                       2004      1.060          1.202           451,988
                                                       2003      0.842          1.060           377,074
                                                       2002      1.000          0.842            10,138

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.370          1.451                --
                                                       2005      1.319          1.370            10,011
                                                       2004      1.212          1.319             5,416
                                                       2003      1.000          1.212                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.090                --
                                                       2005      1.000          1.037                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.108          1.117                --
                                                       2005      1.091          1.108           120,414
                                                       2004      1.000          1.091            37,354

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.047          1.091                --
                                                       2005      1.047          1.047           241,361
                                                       2004      0.970          1.047           326,300
                                                       2003      0.747          0.970           343,430
                                                       2002      1.148          0.747           286,272
                                                       2001      1.000          1.148            85,438

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278                --
                                                       2005      1.000          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269                --
                                                       2005      1.000          1.108                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Van Kampen Enterprise Subaccount (1/00)..  2006      1.092          1.132                --
                                                       2005      1.034          1.092            33,146
                                                       2004      1.016          1.034            98,222
                                                       2003      0.826          1.016           101,564
                                                       2002      1.193          0.826           105,425
                                                       2001      1.000          1.193            46,933

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (10/01)............................................  2008      1.198          1.141                --
                                                       2007      1.045          1.198            63,645
                                                       2006      1.037          1.045            96,126
                                                       2005      0.981          1.037           144,555
                                                       2004      0.935          0.981           200,083
                                                       2003      0.750          0.935           194,819
                                                       2002      1.134          0.750           156,956
                                                       2001      1.000          1.134            69,805




                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.10%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.076          1.151                --
                                                       2006      1.000          1.076                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.191          1.249                --
                                                       2005      1.152          1.191                --
                                                       2004      1.112          1.152                --
                                                       2003      1.000          1.112                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2009      1.304          1.304                --
                                                       2008      1.304          1.304                --
                                                       2006      1.249          1.304                --
                                                       2005      1.220          1.249            29,615
                                                       2004      1.120          1.220             4,812
                                                       2003      1.000          1.120                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.304          1.269                --
                                                       2005      1.159          1.304                --
                                                       2004      1.093          1.159                --
                                                       2003      1.000          1.093                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (10/01)............................................  2009      1.179          1.643           195,446
                                                       2008      1.955          1.179           288,225
                                                       2007      1.738          1.955           310,264
                                                       2006      1.474          1.738           310,194
                                                       2005      1.319          1.474           212,785
                                                       2004      1.187          1.319           120,005
                                                       2003      1.000          1.187            75,501

  American Funds Growth Subaccount (Class 2)
  (10/01)............................................  2009      0.938          1.281         1,054,414
                                                       2008      1.710          0.938         1,274,695
                                                       2007      1.554          1.710         1,391,037
                                                       2006      1.440          1.554         1,396,522
                                                       2005      1.266          1.440           886,386
                                                       2004      1.149          1.266           324,421
                                                       2003      1.000          1.149            87,646

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)............................................  2009      0.907          1.165           665,171
                                                       2008      1.490          0.907           708,281
                                                       2007      1.449          1.490           746,239
                                                       2006      1.284          1.449           750,829
                                                       2005      1.239          1.284           505,039
                                                       2004      1.147          1.239           232,783
                                                       2003      1.000          1.147            87,906

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.551          1.532                --
                                                       2005      1.340          1.551            73,943
                                                       2004      1.145          1.340                --
                                                       2003      1.000          1.145                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.543          2.004                --
                                                       2005      1.470          1.543             1,987
                                                       2004      1.143          1.470                --
                                                       2003      1.000          1.143                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406                --
                                                       2005      1.201          1.295            15,490
                                                       2004      1.074          1.201                --
                                                       2003      1.000          1.074                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.439                --
                                                       2005      1.199          1.293           138,448
                                                       2004      1.067          1.199                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (10/01).....................................  2009      1.042          1.384           386,286
                                                       2008      1.854          1.042           414,250
                                                       2007      1.611          1.854           539,566
                                                       2006      1.474          1.611           537,902
                                                       2005      1.288          1.474           226,388
                                                       2004      1.141          1.288            21,572
                                                       2003      1.000          1.141                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.242          1.700            85,778
                                                       2008      2.101          1.242            56,548
                                                       2007      1.860          2.101           133,709
                                                       2006      1.690          1.860           110,289
                                                       2005      1.462          1.690            65,896
                                                       2004      1.198          1.462             4,757
                                                       2003      1.000          1.198                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.835          1.109           449,288
                                                       2008      1.212          0.835           475,499
                                                       2007      1.193          1.212           605,725
                                                       2006      1.031          1.193           595,396
                                                       2005      1.000          1.031           211,695

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).......................  2009      0.872          1.226            45,868
                                                       2008      1.548          0.872           141,504
                                                       2007      1.422          1.548           143,793
                                                       2006      1.336          1.422           143,990
                                                       2005      1.302          1.336           116,970
                                                       2004      1.192          1.302            94,927
                                                       2003      1.000          1.192            72,821

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547                --
                                                       2005      1.232          1.334           279,090
                                                       2004      1.117          1.232            40,828
                                                       2003      1.000          1.117                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.044          2.765                --
                                                       2007      2.414          3.044            99,964
                                                       2006      1.924          2.414           109,390
                                                       2005      1.542          1.924            39,664
                                                       2004      1.263          1.542                --
                                                       2003      1.000          1.263                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)..................................  2009      1.155          1.550           304,453
                                                       2008      1.979          1.155           316,483
                                                       2007      1.750          1.979           402,806
                                                       2006      1.472          1.750           352,954
                                                       2005      1.364          1.472           172,546
                                                       2004      1.175          1.364            10,115
                                                       2003      1.000          1.175                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.406          1.678                --
                                                       2005      1.319          1.406           121,975
                                                       2004      1.161          1.319                --
                                                       2003      1.000          1.161                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (11/01)............................................  2009      1.074          1.519            28,855
                                                       2008      1.954          1.074            34,443
                                                       2007      1.639          1.954            34,743
                                                       2006      1.478          1.639            35,308
                                                       2005      1.347          1.478            33,744
                                                       2004      1.142          1.347                --
                                                       2003      1.000          1.142                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502                --
                                                       2005      1.320          1.344           107,190
                                                       2004      1.173          1.320             4,856
                                                       2003      1.000          1.173                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)............................................  2007      1.269          1.349                --
                                                       2006      1.207          1.269                --
                                                       2005      1.160          1.207                --
                                                       2004      1.151          1.160                --
                                                       2003      1.000          1.151                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Battermarch Global Equity Subaccount
  (10/02)............................................  2009      0.855          1.012            41,593
                                                       2008      1.488          0.855            52,394
                                                       2007      1.449          1.488            62,409
                                                       2006      1.284          1.449           106,317
                                                       2005      1.231          1.284           133,019
                                                       2004      1.140          1.231           121,998
                                                       2003      1.000          1.140                --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (10/01).......................  2009      0.826          1.088           231,614
                                                       2008      1.415          0.826           235,408
                                                       2007      1.424          1.415           271,599
                                                       2006      1.337          1.424           260,345
                                                       2005      1.223          1.337           165,349
                                                       2004      1.136          1.223            67,772
                                                       2003      1.000          1.136                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/01)..................................  2009      1.006          1.203           164,808
                                                       2008      1.453          1.006           106,290
                                                       2007      1.369          1.453           124,725
                                                       2006      1.218          1.369           123,708
                                                       2005      1.192          1.218            52,018
                                                       2004      1.119          1.192            26,682
                                                       2003      1.000          1.119                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.928          0.907                --
                                                       2008      1.343          0.928            90,653
                                                       2007      1.347          1.343           101,562

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.764          1.049           620,974
                                                       2008      1.348          0.764           672,883
                                                       2007      1.352          1.348           782,567
                                                       2006      1.215          1.352           903,680
                                                       2005      1.179          1.215         1,116,130
                                                       2004      1.129          1.179         1,079,685
                                                       2003      1.000          1.129           120,387

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (10/01).................................  2009      0.917          1.096            19,904
                                                       2008      1.312          0.917            21,607
                                                       2007      1.258          1.312            20,726
                                                       2006      1.090          1.258            21,440
                                                       2005      1.115          1.090            21,979
                                                       2004      1.101          1.115            57,419
                                                       2003      1.000          1.101                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.813          0.976           675,141
                                                       2008      1.276          0.813           709,391
                                                       2007      1.237          1.276           742,354
                                                       2006      1.143          1.237           771,021
                                                       2005      1.120          1.143           514,612
                                                       2004      1.089          1.120           289,306
                                                       2003      1.000          1.089             1,107

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (10/01).......................  2009      0.895          1.134           207,006
                                                       2008      1.441          0.895           203,562
                                                       2007      1.453          1.441           233,632
                                                       2006      1.271          1.453           194,665
                                                       2005      1.238          1.271            60,849
                                                       2004      1.169          1.238            25,340
                                                       2003      1.000          1.169             2,903

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (10/01)..................................  2009      0.960          1.171            10,721
                                                       2008      1.523          0.960            10,724
                                                       2007      1.498          1.523            10,724
                                                       2006      1.293          1.498            10,724
                                                       2005      1.240          1.293             5,937
                                                       2004      1.147          1.240                --
                                                       2003      1.000          1.147                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/01).......................  2009      0.767          1.070            47,798
                                                       2008      1.250          0.767            49,039
                                                       2007      1.212          1.250            48,526
                                                       2006      1.183          1.212            48,629
                                                       2005      1.148          1.183            19,378
                                                       2004      1.169          1.148            46,877
                                                       2003      1.000          1.169                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (10/01)..................................  2009      0.993          1.322            27,754
                                                       2008      1.567          0.993            27,987
                                                       2007      1.494          1.567            27,537
                                                       2006      1.328          1.494            29,210
                                                       2005      1.252          1.328            27,263
                                                       2004      1.158          1.252            23,009
                                                       2003      1.000          1.158                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2009      0.989          1.382            18,520
                                                       2008      1.703          0.989            18,905
                                                       2007      1.581          1.703            18,508
                                                       2006      1.432          1.581            11,063
                                                       2005      1.394          1.432            11,063
                                                       2004      1.236          1.394                --
                                                       2003      1.000          1.236                --

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.882          0.858                --
                                                       2008      1.442          0.882            61,652
                                                       2007      1.403          1.442            61,718
                                                       2006      1.245          1.403            62,113
                                                       2005      1.219          1.245            60,652
                                                       2004      1.130          1.219            54,008
                                                       2003      1.000          1.130                --

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/01).................  2009      1.054          1.327                --
                                                       2008      1.902          1.054                --
                                                       2007      1.826          1.902                --
                                                       2006      1.482          1.826                --
                                                       2005      1.354          1.482                --
                                                       2004      1.173          1.354                --
                                                       2003      1.000          1.173                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.308          1.327                --
                                                       2006      1.189          1.308           121,267
                                                       2005      1.173          1.189           123,127
                                                       2004      1.122          1.173           216,831
                                                       2003      1.000          1.122                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (10/01).............  2009      1.045          1.026           518,350
                                                       2008      1.040          1.045           492,543
                                                       2007      1.013          1.040            68,075
                                                       2006      0.989          1.013            72,872
                                                       2005      0.982          0.989            78,034
                                                       2004      0.994          0.982                --
                                                       2003      1.000          0.994                --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.773          0.889            48,279
                                                       2008      1.002          0.773            48,261
                                                       2007      1.010          1.002            47,967
                                                       2006      0.990          1.010            52,538
                                                       2005      0.988          0.990            45,856
                                                       2004      0.997          0.988            31,864
                                                       2003      1.000          0.997             2,406

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (10/01)..........................  2009      0.968          1.131            36,444
                                                       2008      1.144          0.968            37,673
                                                       2007      1.145          1.144            37,673
                                                       2006      1.110          1.145            37,673
                                                       2005      1.105          1.110            37,673
                                                       2004      1.057          1.105            55,100
                                                       2003      1.000          1.057                --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/01).................................  2009      0.876          1.371           179,563
                                                       2008      1.277          0.876           227,671
                                                       2007      1.301          1.277           262,834
                                                       2006      1.197          1.301           267,209
                                                       2005      1.191          1.197           186,636
                                                       2004      1.101          1.191           102,072
                                                       2003      1.000          1.101             2,546

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (11/01)..................................  2007      1.587          1.691                --
                                                       2006      1.436          1.587             7,708
                                                       2005      1.397          1.436             4,371
                                                       2004      1.234          1.397             1,478
                                                       2003      1.000          1.234             1,397

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.462          1.532                --
                                                       2006      1.264          1.462                --
                                                       2005      1.241          1.264            37,563
                                                       2004      1.170          1.241            37,563
                                                       2003      1.000          1.170                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/01)........  2007      1.501          1.575                --
                                                       2006      1.296          1.501                --
                                                       2005      1.242          1.296                --
                                                       2004      1.147          1.242                --
                                                       2003      1.000          1.147                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.461          1.515                --
                                                       2006      1.272          1.461           115,005
                                                       2005      1.258          1.272           107,753
                                                       2004      1.140          1.258                --
                                                       2003      1.000          1.140                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.635          1.799                --
                                                       2006      1.488          1.635           199,359
                                                       2005      1.404          1.488           173,124
                                                       2004      1.156          1.404            42,026
                                                       2003      1.000          1.156                --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.518          1.589                --
                                                       2006      1.438          1.518                --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.971          1.134                --
                                                       2008      1.582          0.971                --
                                                       2007      1.576          1.582                --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.581          0.768                --
                                                       2008      1.014          0.581                --
                                                       2007      1.216          1.014            60,280
                                                       2006      1.003          1.216            34,117

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.956          1.209             1,955
                                                       2008      1.306          0.956             1,957
                                                       2007      1.347          1.306                --
                                                       2006      1.268          1.347                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.999          1.521           147,125
                                                       2008      1.722          0.999           154,804
                                                       2007      1.774          1.722           152,304
                                                       2006      1.615          1.774           125,236

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.138          1.596            48,101
                                                       2008      2.000          1.138            61,842
                                                       2007      1.565          2.000            63,316
                                                       2006      1.532          1.565            69,085

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.664          0.890                --
                                                       2008      1.055          0.664                --
                                                       2008      1.100          1.055                --
                                                       2007      1.245          1.100                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.679          0.787           539,189
                                                       2008      1.089          0.679           660,398
                                                       2007      1.072          1.089           795,549
                                                       2006      1.001          1.072           655,788

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.631          0.782           250,826
                                                       2008      1.052          0.631           278,321
                                                       2007      1.068          1.052           287,555
                                                       2006      1.002          1.068                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.813          0.771                --
                                                       2008      1.448          0.813                --
                                                       2007      1.321          1.448                --
                                                       2006      1.342          1.321                --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.829          1.089                --
                                                       2008      1.379          0.829                --
                                                       2007      1.264          1.379                --
                                                       2006      1.278          1.264                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.264          2.091            73,803
                                                       2008      2.769          1.264           154,882

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.172          1.510               695
                                                       2008      2.077          1.172               696
                                                       2007      1.984          2.077                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.085          1.257           289,744
                                                       2008      1.186          1.085           280,038
                                                       2007      1.124          1.186           307,968

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.213          1.347         1,004,038

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.977          1.185                --
                                                       2008      1.485          0.977                --
                                                       2007      1.445          1.485                --
                                                       2006      1.348          1.445                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.142          1.259                --
                                                       2006      1.089          1.142                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.052          1.371           336,639
                                                       2008      1.203          1.052           329,226
                                                       2007      1.153          1.203           482,222
                                                       2006      1.116          1.153           475,545

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.669          0.828           301,892
                                                       2008      0.974          0.669           316,896
                                                       2007      1.025          0.974           346,054
                                                       2006      1.003          1.025           335,357

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.747          1.151                --
                                                       2008      1.351          0.747                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.822          1.201             5,007
                                                       2008      1.546          0.822             5,011
                                                       2007      1.312          1.546             6,145
                                                       2006      1.348          1.312             7,142

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.033          1.105           134,730
                                                       2008      1.093          1.033           135,379
                                                       2007      1.052          1.093            43,107
                                                       2006      1.017          1.052            43,115

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.763          0.957             7,821

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.737          0.727                --
                                                       2008      1.259          0.737                --
                                                       2007      1.287          1.259                --
                                                       2006      1.256          1.287                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.713          0.743                --
                                                       2008      1.319          0.713             7,819
                                                       2007      1.296          1.319             7,232
                                                       2006      1.283          1.296             7,020

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.814          0.970            32,795
                                                       2008      1.362          0.814            38,386
                                                       2007      1.337          1.362            37,443
                                                       2006      1.308          1.337            45,657

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.900          1.233             4,104
                                                       2008      1.361          0.900             4,088

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.623          0.802                --
                                                       2008      1.068          0.623                --
                                                       2007      1.057          1.068                --
                                                       2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.900          1.063                --
                                                       2008      1.074          0.900                --
                                                       2007      1.039          1.074                --
                                                       2006      1.001          1.039                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.824          0.998                --
                                                       2008      1.073          0.824                --
                                                       2007      1.046          1.073                --
                                                       2006      1.002          1.046                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.750          0.930                --
                                                       2008      1.074          0.750                --
                                                       2007      1.051          1.074                --
                                                       2006      1.002          1.051                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.682          0.862                --
                                                       2008      1.074          0.682                --
                                                       2007      1.056          1.074            65,004
                                                       2006      1.002          1.056            64,097

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.887          1.087             8,358

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.011          1.172           290,963
                                                       2008      1.329          1.011           384,413
                                                       2007      1.303          1.329           436,817
                                                       2006      1.223          1.303           522,955

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.963          1.140           152,921
                                                       2008      1.458          0.963           196,369
                                                       2007      1.384          1.458           199,040
                                                       2006      1.256          1.384           206,155

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.634          0.869           355,668
                                                       2008      1.090          0.634           486,995
                                                       2007      1.047          1.090           497,959
                                                       2006      0.996          1.047           511,128

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.647          0.906                --
                                                       2008      1.138          0.647                --
                                                       2007      1.065          1.138                --
                                                       2006      0.998          1.065                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.120                --
                                                       2006      1.115          1.099           308,701
                                                       2005      1.115          1.115           222,028
                                                       2004      1.046          1.115            35,218
                                                       2003      1.000          1.046             4,700

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.173          1.210                --
                                                       2008      1.143          1.173           952,015
                                                       2007      1.073          1.143           930,897
                                                       2006      1.056          1.073           949,462
                                                       2005      1.052          1.056           830,620
                                                       2004      1.024          1.052           196,452
                                                       2003      1.000          1.024            10,207

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.463          1.356                --
                                                       2007      1.355          1.463                --
                                                       2006      1.246          1.355                --
                                                       2005      1.186          1.246                --
                                                       2004      1.126          1.186                --
                                                       2003      1.000          1.126                --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.845          1.995                --
                                                       2006      1.475          1.845                --
                                                       2005      1.343          1.475                --
                                                       2004      1.180          1.343                --
                                                       2003      1.000          1.180                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      1.839          1.961                --
                                                       2006      1.601          1.839            13,289
                                                       2005      1.528          1.601            13,871
                                                       2004      1.236          1.528             1,314
                                                       2003      1.000          1.236             1,436

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.262          1.342                --
                                                       2005      1.185          1.262                --
                                                       2004      1.136          1.185                --
                                                       2003      1.000          1.136                --

  Travelers Equity Income Subaccount (11/01).........  2006      1.246          1.308                --
                                                       2005      1.218          1.246            45,518
                                                       2004      1.132          1.218                --
                                                       2003      1.000          1.132                --

  Travelers Large Cap Subaccount (10/01).............  2006      1.247          1.283                --
                                                       2005      1.172          1.247             1,666
                                                       2004      1.123          1.172                --
                                                       2003      1.000          1.123                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.106          1.174                --
                                                       2005      1.000          1.106                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.020                --
                                                       2005      1.000          1.017                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.087                --
                                                       2005      1.000          1.051                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.129                --
                                                       2005      1.000          1.084                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.047                --
                                                       2005      1.000          1.028                --

  Travelers Managed Income Subaccount (10/01)........  2006      1.029          1.017                --
                                                       2005      1.036          1.029            34,785
                                                       2004      1.029          1.036            26,629
                                                       2003      1.000          1.029                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.357          1.438                --
                                                       2005      1.236          1.357                --
                                                       2004      1.090          1.236                --
                                                       2003      1.000          1.090                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.276          1.348                --
                                                       2005      1.264          1.276             6,041
                                                       2004      1.132          1.264                --
                                                       2003      1.000          1.132                --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.187          1.223                --
                                                       2005      1.177          1.187           358,857
                                                       2004      1.078          1.177           114,230
                                                       2003      1.000          1.078            81,699

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.164          1.256                --
                                                       2005      1.117          1.164           222,621
                                                       2004      1.000          1.117                --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.408          1.615                --
                                                       2005      1.313          1.408            67,392
                                                       2004      1.158          1.313                --
                                                       2003      1.000          1.158                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348                --
                                                       2005      1.226          1.273            24,893
                                                       2004      1.127          1.226                --
                                                       2003      1.000          1.127                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.089                --
                                                       2005      1.000          1.036                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.107          1.116                --
                                                       2005      1.091          1.107           126,564
                                                       2004      1.000          1.091                --

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.204          1.254                --
                                                       2005      1.205          1.204                --
                                                       2004      1.116          1.205                --
                                                       2003      1.000          1.116                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278                --
                                                       2005      1.000          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268                --
                                                       2005      1.000          1.107                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Van Kampen Enterprise Subaccount (1/00)..  2006      1.212          1.256                --
                                                       2005      1.148          1.212            20,157
                                                       2004      1.128          1.148                --
                                                       2003      1.000          1.128                --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (10/01)............................................  2008      1.425          1.358                --
                                                       2007      1.244          1.425             3,859
                                                       2006      1.236          1.244             3,855
                                                       2005      1.169          1.236             3,267
                                                       2004      1.115          1.169             3,336
                                                       2003      1.000          1.115             2,893




                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.25%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.075          1.149                 --
                                                       2006      1.000          1.075             27,764

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.258          1.319                 --
                                                       2005      1.218          1.258             34,807
                                                       2004      1.178          1.218             41,326
                                                       2003      0.963          1.178             36,438
                                                       2002      1.000          0.963                 --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.380          1.440                 --
                                                       2005      1.349          1.380          2,207,542
                                                       2004      1.241          1.349          1,908,078
                                                       2003      0.960          1.241          1,179,327
                                                       2002      1.000          0.960                 --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.360          1.321                 --
                                                       2005      1.211          1.360          1,019,795
                                                       2004      1.143          1.211            676,886
                                                       2003      0.948          1.143            234,740
                                                       2002      1.000          0.948                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (10/01)............................................  2009      1.283          1.786          6,413,451
                                                       2008      2.131          1.283          7,866,718
                                                       2007      1.898          2.131         10,754,051
                                                       2006      1.612          1.898         11,666,294
                                                       2005      1.445          1.612         11,519,191
                                                       2004      1.302          1.445          8,608,663
                                                       2003      0.984          1.302          3,272,115
                                                       2002      1.000          0.984                 --

  American Funds Growth Subaccount (Class 2)
  (10/01)............................................  2009      1.041          1.419         17,279,131
                                                       2008      1.901          1.041         20,555,168
                                                       2007      1.730          1.901         27,639,345
                                                       2006      1.606          1.730         33,178,097
                                                       2005      1.413          1.606         36,084,575
                                                       2004      1.285          1.413         27,846,095
                                                       2003      0.960          1.285         13,348,333
                                                       2002      1.000          0.960                 --

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)............................................  2009      0.987          1.267         18,535,140
                                                       2008      1.625          0.987         22,490,492
                                                       2007      1.582          1.625         31,610,754
                                                       2006      1.404          1.582         38,914,252
                                                       2005      1.357          1.404         42,938,409
                                                       2004      1.257          1.357         34,891,433
                                                       2003      0.971          1.257         16,543,346
                                                       2002      1.000          0.971                 --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.597          1.577                 --
                                                       2005      1.382          1.597            322,897
                                                       2004      1.183          1.382            155,337
                                                       2003      0.968          1.183            125,330
                                                       2002      1.000          0.968                 --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.773          2.300                 --
                                                       2005      1.692          1.773          1,258,475
                                                       2004      1.317          1.692            907,982
                                                       2003      1.005          1.317            517,817
                                                       2002      1.000          1.005                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.401                 --
                                                       2005      1.199          1.291          1,017,734
                                                       2004      1.073          1.199            635,300
                                                       2003      1.000          1.073             14,159

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.433                 --
                                                       2005      1.197          1.289          1,152,733
                                                       2004      1.067          1.197            585,747
                                                       2003      1.000          1.067             10,036

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (10/01).....................................  2009      1.128          1.496          4,834,284
                                                       2008      2.010          1.128          6,046,378
                                                       2007      1.749          2.010          7,693,955
                                                       2006      1.603          1.749          9,020,390
                                                       2005      1.403          1.603          9,170,674
                                                       2004      1.244          1.403          5,398,363
                                                       2003      0.991          1.244          2,658,742
                                                       2002      1.000          0.991                 --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.372          1.875          3,621,278
                                                       2008      2.324          1.372          4,092,654
                                                       2007      2.061          2.324          5,936,210
                                                       2006      1.875          2.061          7,374,141
                                                       2005      1.625          1.875          7,786,802
                                                       2004      1.333          1.625          5,697,013
                                                       2003      0.986          1.333          2,642,834
                                                       2002      1.000          0.986                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.830          1.101          2,671,387
                                                       2008      1.207          0.830          3,281,125
                                                       2007      1.190          1.207          3,749,596
                                                       2006      1.030          1.190          2,737,922
                                                       2005      1.000          1.030          1,009,443

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).......................  2009      0.943          1.324          1,733,160
                                                       2008      1.678          0.943          1,931,467
                                                       2007      1.543          1.678          2,835,034
                                                       2006      1.452          1.543          3,420,457
                                                       2005      1.417          1.452          4,249,245
                                                       2004      1.300          1.417          4,037,292
                                                       2003      0.969          1.300          2,343,085
                                                       2002      1.000          0.969                 --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.448          1.676                 --
                                                       2005      1.340          1.448         10,316,308
                                                       2004      1.217          1.340          7,282,453
                                                       2003      0.994          1.217          4,035,760
                                                       2002      1.000          0.994                 --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.450          3.132                 --
                                                       2007      2.740          3.450          2,318,232
                                                       2006      2.188          2.740          2,629,984
                                                       2005      1.756          2.188          2,655,308
                                                       2004      1.440          1.756          1,329,055
                                                       2003      1.000          1.440            459,909

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)..................................  2009      1.247          1.671          4,419,728
                                                       2008      2.139          1.247          5,349,549
                                                       2007      1.895          2.139          7,187,435
                                                       2006      1.596          1.895          8,555,322
                                                       2005      1.481          1.596          8,963,221
                                                       2004      1.278          1.481          6,219,902
                                                       2003      0.989          1.278          2,712,781
                                                       2002      1.000          0.989                 --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.524          1.815                 --
                                                       2005      1.431          1.524          2,988,510
                                                       2004      1.262          1.431          1,026,327
                                                       2003      0.976          1.262            293,882
                                                       2002      1.000          0.976                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (11/01)............................................  2009      1.209          1.708            252,749
                                                       2008      2.203          1.209            328,215
                                                       2007      1.851          2.203            343,923
                                                       2006      1.671          1.851            328,486
                                                       2005      1.525          1.671            397,701
                                                       2004      1.295          1.525            319,453
                                                       2003      0.983          1.295            219,841
                                                       2002      1.000          0.983                 --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.517          1.693                 --
                                                       2005      1.492          1.517          1,705,579
                                                       2004      1.328          1.492          1,245,948
                                                       2003      1.000          1.328            374,664

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)............................................  2007      1.383          1.469                 --
                                                       2006      1.318          1.383            563,380
                                                       2005      1.268          1.318            480,171
                                                       2004      1.260          1.268            448,712
                                                       2003      0.960          1.260            359,025
                                                       2002      1.000          0.960                 --

Legg Mason Partners Variable Equity Trust
  LMPVET Battermarch Global Equity Subaccount
  (10/02)............................................  2009      0.922          1.089          5,348,496
                                                       2008      1.606          0.922          6,163,610
                                                       2007      1.566          1.606          8,736,918
                                                       2006      1.390          1.566         10,546,462
                                                       2005      1.335          1.390         11,577,357
                                                       2004      1.238          1.335          8,533,561
                                                       2003      0.962          1.238          2,738,011
                                                       2002      1.000          0.962                 --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (10/01).......................  2009      0.903          1.188          8,161,893
                                                       2008      1.549          0.903         10,087,557
                                                       2007      1.561          1.549         16,790,158
                                                       2006      1.467          1.561         21,236,684
                                                       2005      1.344          1.467         25,412,629
                                                       2004      1.250          1.344         22,751,474
                                                       2003      0.951          1.250         11,494,472
                                                       2002      1.000          0.951                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/01)..................................  2009      1.061          1.267          6,445,462
                                                       2008      1.535          1.061          5,061,103
                                                       2007      1.448          1.535          7,070,990
                                                       2006      1.290          1.448          8,820,264
                                                       2005      1.265          1.290         10,510,932
                                                       2004      1.190          1.265          9,600,984
                                                       2003      0.977          1.190          5,322,604
                                                       2002      1.000          0.977                 --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.995          0.972                 --
                                                       2008      1.443          0.995          2,930,315
                                                       2007      1.447          1.443          4,439,814

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.836          1.147         23,651,308
                                                       2008      1.479          0.836         27,785,327
                                                       2007      1.485          1.479         41,111,069
                                                       2006      1.337          1.485         51,864,816
                                                       2005      1.299          1.337         65,845,300
                                                       2004      1.245          1.299         61,022,190
                                                       2003      0.969          1.245         30,761,271
                                                       2002      1.000          0.969                 --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (10/01).................................  2009      0.961          1.147            772,262
                                                       2008      1.376          0.961            897,124
                                                       2007      1.323          1.376          1,242,260
                                                       2006      1.147          1.323          1,416,387
                                                       2005      1.175          1.147          1,622,405
                                                       2004      1.163          1.175          1,589,909
                                                       2003      0.963          1.163            975,740
                                                       2002      1.000          0.963                 --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.865          1.037         19,428,974
                                                       2008      1.360          0.865         22,097,104
                                                       2007      1.320          1.360         31,555,909
                                                       2006      1.222          1.320         40,017,095
                                                       2005      1.199          1.222         53,081,546
                                                       2004      1.168          1.199         49,565,817
                                                       2003      0.979          1.168         24,217,295
                                                       2002      1.000          0.979                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (10/01).......................  2009      0.995          1.258          7,664,544
                                                       2008      1.605          0.995          9,528,019
                                                       2007      1.621          1.605         14,736,423
                                                       2006      1.419          1.621         14,682,258
                                                       2005      1.385          1.419         17,117,375
                                                       2004      1.309          1.385         16,184,891
                                                       2003      0.966          1.309          7,989,991
                                                       2002      1.000          0.966                 --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (10/01)..................................  2009      1.031          1.255          1,458,721
                                                       2008      1.637          1.031          1,626,807
                                                       2007      1.612          1.637          2,279,472
                                                       2006      1.394          1.612          2,883,317
                                                       2005      1.338          1.394          4,364,648
                                                       2004      1.240          1.338          4,367,573
                                                       2003      0.958          1.240          1,988,012
                                                       2002      1.000          0.958                 --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/01).......................  2009      0.890          1.238          2,957,488
                                                       2008      1.451          0.890          3,692,461
                                                       2007      1.409          1.451          5,938,566
                                                       2006      1.378          1.409          7,587,073
                                                       2005      1.339          1.378          9,104,409
                                                       2004      1.365          1.339          9,771,190
                                                       2003      0.946          1.365          7,010,022
                                                       2002      1.000          0.946                 --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (10/01)..................................  2009      1.054          1.402          1,385,852
                                                       2008      1.666          1.054          1,545,985
                                                       2007      1.591          1.666          2,889,218
                                                       2006      1.417          1.591          3,774,438
                                                       2005      1.338          1.417          4,280,078
                                                       2004      1.239          1.338          4,060,031
                                                       2003      0.977          1.239          2,093,102
                                                       2002      1.000          0.977                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2009      1.120          1.564          1,026,312
                                                       2008      1.933          1.120          1,247,935
                                                       2007      1.797          1.933          2,148,030
                                                       2006      1.630          1.797          1,742,629
                                                       2005      1.589          1.630          2,997,641
                                                       2004      1.412          1.589          2,444,392
                                                       2003      0.970          1.412          1,138,526
                                                       2002      1.000          0.970                 --

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.936          0.909                 --
                                                       2008      1.532          0.936          3,118,573
                                                       2007      1.493          1.532          4,272,623
                                                       2006      1.327          1.493          4,956,784
                                                       2005      1.302          1.327          5,893,196
                                                       2004      1.208          1.302          5,225,862
                                                       2003      0.967          1.208          3,484,316
                                                       2002      1.000          0.967                 --

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/01).................  2009      1.095          1.377             20,302
                                                       2008      1.978          1.095             21,030
                                                       2007      1.903          1.978             81,086
                                                       2006      1.546          1.903            123,516
                                                       2005      1.416          1.546            173,982
                                                       2004      1.228          1.416            156,528
                                                       2003      0.986          1.228            110,964
                                                       2002      1.000          0.986                 --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.407          1.425                 --
                                                       2006      1.282          1.407          5,710,696
                                                       2005      1.266          1.282          7,098,282
                                                       2004      1.213          1.266          5,749,368
                                                       2003      0.961          1.213          2,581,176
                                                       2002      1.000          0.961                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (10/01).............  2009      1.027          1.006          5,645,192
                                                       2008      1.023          1.027         11,010,605
                                                       2007      0.998          1.023         10,346,986
                                                       2006      0.975          0.998          7,327,426
                                                       2005      0.970          0.975          7,484,727
                                                       2004      0.984          0.970          6,463,205
                                                       2003      0.999          0.984          2,711,497
                                                       2002      1.000          0.999                 --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.767          0.881          1,754,680
                                                       2008      0.995          0.767          2,110,862
                                                       2007      1.005          0.995          3,178,256
                                                       2006      0.987          1.005          4,151,183
                                                       2005      0.986          0.987          4,447,365
                                                       2004      0.997          0.986          2,937,368
                                                       2003      1.000          0.997            158,070

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (10/01)..........................  2009      1.002          1.169          2,068,882
                                                       2008      1.187          1.002          2,786,947
                                                       2007      1.190          1.187          4,089,523
                                                       2006      1.155          1.190          4,885,021
                                                       2005      1.152          1.155          6,531,392
                                                       2004      1.103          1.152          6,205,290
                                                       2003      1.010          1.103          3,210,667
                                                       2002      1.000          1.010                 --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/01).................................  2009      0.991          1.550          3,429,824
                                                       2008      1.448          0.991          4,401,834
                                                       2007      1.476          1.448          6,593,186
                                                       2006      1.361          1.476          8,814,668
                                                       2005      1.356          1.361         11,436,070
                                                       2004      1.256          1.356         11,781,817
                                                       2003      1.007          1.256          8,240,112
                                                       2002      1.000          1.007                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (11/01)..................................  2007      1.731          1.844                 --
                                                       2006      1.568          1.731          1,107,608
                                                       2005      1.529          1.568          2,374,979
                                                       2004      1.353          1.529          1,792,455
                                                       2003      0.974          1.353          2,095,200
                                                       2002      1.000          0.974                 --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.624          1.700                 --
                                                       2006      1.406          1.624          4,564,455
                                                       2005      1.382          1.406          5,575,091
                                                       2004      1.305          1.382          6,103,588
                                                       2003      0.960          1.305          3,027,981
                                                       2002      1.000          0.960                 --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/01)........  2007      1.575          1.652                 --
                                                       2006      1.362          1.575            103,770
                                                       2005      1.308          1.362            232,726
                                                       2004      1.209          1.308            249,423
                                                       2003      0.969          1.209            227,476
                                                       2002      1.000          0.969                 --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.578          1.636                 --
                                                       2006      1.376          1.578          5,723,532
                                                       2005      1.363          1.376          6,713,637
                                                       2004      1.237          1.363          5,690,449
                                                       2003      1.000          1.237          2,497,243

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.764          1.940                 (2)
                                                       2006      1.608          1.764          6,279,204
                                                       2005      1.519          1.608          7,890,703
                                                       2004      1.252          1.519          5,612,052
                                                       2003      1.000          1.252          2,084,375

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.599          1.673                 --
                                                       2006      1.516          1.599            572,347

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      1.020          1.189            314,548
                                                       2008      1.664          1.020            329,358
                                                       2007      1.659          1.664            504,219

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.578          0.764          1,398,607
                                                       2008      1.012          0.578          1,564,673
                                                       2007      1.215          1.012          2,057,759
                                                       2006      1.003          1.215          2,727,553

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.951          1.201            301,313
                                                       2008      1.301          0.951            170,775
                                                       2007      1.344          1.301            254,616
                                                       2006      1.266          1.344            164,483

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.078          1.638          1,833,231
                                                       2008      1.860          1.078          2,035,846
                                                       2007      1.919          1.860          2,922,567
                                                       2006      1.749          1.919          3,087,346

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.167          1.635            802,041
                                                       2008      2.054          1.167            711,694
                                                       2007      1.610          2.054            528,860
                                                       2006      1.577          1.610            271,642

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.661          0.884            256,718
                                                       2008      1.051          0.661            255,652
                                                       2008      1.095          1.051            525,371
                                                       2007      1.242          1.095            123,065

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.676          0.783          9,621,977
                                                       2008      1.086          0.676         11,726,875
                                                       2007      1.071          1.086         16,684,897
                                                       2006      1.001          1.071         14,753,011

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.628          0.777          4,589,109
                                                       2008      1.050          0.628          5,888,411
                                                       2007      1.067          1.050          8,579,406
                                                       2006      1.002          1.067            177,197

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.868          0.823                 --
                                                       2008      1.548          0.868            493,398
                                                       2007      1.414          1.548            649,173
                                                       2006      1.438          1.414            891,373

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.824          1.082            121,676
                                                       2008      1.373          0.824            113,345
                                                       2007      1.261          1.373             27,260
                                                       2006      1.276          1.261             25,651

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.430          2.363          1,709,390
                                                       2008      3.136          1.430          1,937,905

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.231          1.584            565,386
                                                       2008      2.185          1.231            641,597
                                                       2007      2.090          2.185            906,287

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.073          1.242          4,124,179
                                                       2008      1.175          1.073          5,381,602
                                                       2007      1.115          1.175          7,087,828

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.221          1.354         17,267,374

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.041          1.261            465,030
                                                       2008      1.585          1.041            508,681
                                                       2007      1.544          1.585            656,154
                                                       2006      1.443          1.544            778,029

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.140          1.256                 --
                                                       2006      1.088          1.140             59,218

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.044          1.359          1,962,628
                                                       2008      1.197          1.044          2,928,208
                                                       2007      1.148          1.197          4,244,491
                                                       2006      1.113          1.148          4,027,463

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.666          0.824          4,263,190
                                                       2008      0.971          0.666          5,051,965
                                                       2007      1.024          0.971          7,273,283
                                                       2006      1.003          1.024          4,452,368

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.815          1.252              7,350
                                                       2008      1.474          0.815              7,618

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.940          1.372            704,958
                                                       2008      1.773          0.940            776,099
                                                       2007      1.506          1.773            917,872
                                                       2006      1.549          1.506          1,178,119

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.071          1.144          3,922,320
                                                       2008      1.136          1.071          4,616,814
                                                       2007      1.095          1.136          6,672,228
                                                       2006      1.059          1.095          7,917,099

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.794          0.995          1,545,775

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.769          0.758                 --
                                                       2008      1.315          0.769            149,674
                                                       2007      1.347          1.315            207,446
                                                       2006      1.316          1.347            242,061

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.742          0.773                 --
                                                       2008      1.375          0.742          1,185,675
                                                       2007      1.353          1.375          1,649,269
                                                       2006      1.341          1.353          1,916,151

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.877          1.043          2,600,613
                                                       2008      1.470          0.877          3,265,721
                                                       2007      1.445          1.470          4,648,555
                                                       2006      1.414          1.445          5,773,243

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.956          1.309            288,838
                                                       2008      1.448          0.956            305,227

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.621          0.798            286,201
                                                       2008      1.066          0.621            226,154
                                                       2007      1.056          1.066            368,278
                                                       2006      1.002          1.056            435,071

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.897          1.057          1,315,103
                                                       2008      1.071          0.897          1,528,827
                                                       2007      1.038          1.071          2,114,666
                                                       2006      1.001          1.038            548,068

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.821          0.992          1,407,477
                                                       2008      1.070          0.821          1,581,657
                                                       2007      1.045          1.070          1,388,717
                                                       2006      1.002          1.045            313,622

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.747          0.925          3,354,196
                                                       2008      1.071          0.747          2,842,066
                                                       2007      1.050          1.071          2,899,623
                                                       2006      1.002          1.050          2,266,006

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.679          0.857          1,135,940
                                                       2008      1.071          0.679          1,646,865
                                                       2007      1.055          1.071          2,215,565
                                                       2006      1.002          1.055          1,236,910

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.940          1.152          2,484,256

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.045          1.209         11,175,573
                                                       2008      1.376          1.045         13,798,968
                                                       2007      1.351          1.376         19,480,847
                                                       2006      1.269          1.351         22,904,968

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.957          1.130          1,034,078
                                                       2008      1.450          0.957          1,232,671
                                                       2007      1.378          1.450          1,540,094
                                                       2006      1.252          1.378          1,650,937

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.632          0.864          3,685,845
                                                       2008      1.087          0.632          4,873,943
                                                       2007      1.046          1.087          5,943,469
                                                       2006      0.996          1.046          6,869,926

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.644          0.901            650,089
                                                       2008      1.136          0.644            914,220
                                                       2007      1.064          1.136          1,241,790
                                                       2006      0.998          1.064          1,510,335

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.091          1.110                 --
                                                       2006      1.108          1.091          7,839,426
                                                       2005      1.110          1.108          9,371,512
                                                       2004      1.042          1.110          6,703,404
                                                       2003      1.000          1.042          2,567,539

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.181          1.217                 (4)
                                                       2008      1.152          1.181         18,493,972
                                                       2007      1.084          1.152         26,032,668
                                                       2006      1.067          1.084         29,856,229
                                                       2005      1.066          1.067         34,623,246
                                                       2004      1.039          1.066         28,002,666
                                                       2003      1.012          1.039         16,220,857
                                                       2002      1.000          1.012                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.598          1.479                 --
                                                       2007      1.481          1.598              8,129
                                                       2006      1.364          1.481             23,399
                                                       2005      1.301          1.364             23,720
                                                       2004      1.237          1.301             24,067
                                                       2003      0.958          1.237              4,520
                                                       2002      1.000          0.958                 --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.945          2.101                 --
                                                       2006      1.557          1.945          1,116,025
                                                       2005      1.420          1.557          1,188,809
                                                       2004      1.249          1.420          1,202,254
                                                       2003      0.994          1.249          1,017,058
                                                       2002      1.000          0.994                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      2.117          2.256                 --
                                                       2006      1.846          2.117          2,003,677
                                                       2005      1.764          1.846          2,343,611
                                                       2004      1.429          1.764          1,856,317
                                                       2003      0.977          1.429          1,245,206
                                                       2002      1.000          0.977                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.353          1.438                 --
                                                       2005      1.273          1.353            960,104
                                                       2004      1.222          1.273            873,719
                                                       2003      0.967          1.222            433,041
                                                       2002      1.000          0.967                 --

  Travelers Equity Income Subaccount (11/01).........  2006      1.349          1.414                 --
                                                       2005      1.320          1.349          6,852,978
                                                       2004      1.229          1.320          5,979,259
                                                       2003      0.958          1.229          3,623,265
                                                       2002      1.000          0.958                 --

  Travelers Large Cap Subaccount (10/01).............  2006      1.304          1.341                 --
                                                       2005      1.227          1.304          1,419,278
                                                       2004      1.178          1.227          1,323,451
                                                       2003      0.966          1.178            779,722
                                                       2002      1.000          0.966                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.173                 --
                                                       2005      1.000          1.105            155,703

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.018                 --
                                                       2005      1.000          1.017            137,148

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.086                 --
                                                       2005      1.000          1.050          1,186,342

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127                 --
                                                       2005      1.000          1.083            579,581

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.045                 --
                                                       2005      1.000          1.028              8,861

  Travelers Managed Income Subaccount (10/01)........  2006      1.072          1.059                 --
                                                       2005      1.081          1.072          9,094,874
                                                       2004      1.075          1.081          8,818,009
                                                       2003      1.014          1.075          4,434,743
                                                       2002      1.000          1.014                 --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.431          1.516                 --
                                                       2005      1.306          1.431            722,175
                                                       2004      1.153          1.306            638,990
                                                       2003      0.973          1.153            354,698
                                                       2002      1.000          0.973                 --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.467          1.549                 --
                                                       2005      1.456          1.467          1,317,158
                                                       2004      1.305          1.456            493,360
                                                       2003      0.974          1.305            363,995
                                                       2002      1.000          0.974                 --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.232          1.269                 --
                                                       2005      1.224          1.232         26,866,522
                                                       2004      1.123          1.224         22,032,112
                                                       2003      0.986          1.123         11,934,543
                                                       2002      1.000          0.986                 --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.162          1.252                 --
                                                       2005      1.116          1.162          1,340,888
                                                       2004      1.000          1.116            205,842

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.526          1.749                 --
                                                       2005      1.425          1.526          3,318,807
                                                       2004      1.259          1.425          2,439,815
                                                       2003      1.001          1.259            663,587
                                                       2002      1.000          1.001                 --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.363          1.443                 --
                                                       2005      1.315          1.363            927,158
                                                       2004      1.210          1.315            613,760
                                                       2003      1.000          1.210            185,744

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.088                 --
                                                       2005      1.000          1.036             44,982

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.104          1.113                 --
                                                       2005      1.089          1.104          3,506,464
                                                       2004      1.000          1.089            528,096

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.351          1.407                 --
                                                       2005      1.354          1.351            931,184
                                                       2004      1.256          1.354            915,221
                                                       2003      0.969          1.256            764,083
                                                       2002      1.000          0.969                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.276                 --
                                                       2005      1.000          1.111             20,532

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266                 --
                                                       2005      1.000          1.106              4,691

  Travelers Van Kampen Enterprise Subaccount (1/00)..  2006      1.270          1.316                 --
                                                       2005      1.205          1.270            357,834
                                                       2004      1.186          1.205            224,885
                                                       2003      0.966          1.186            258,633
                                                       2002      1.000          0.966                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (10/01)............................................  2008      1.517          1.445                 --
                                                       2007      1.327          1.517            487,221
                                                       2006      1.319          1.327            614,293
                                                       2005      1.250          1.319            656,379
                                                       2004      1.195          1.250            610,988
                                                       2003      0.959          1.195            511,435
                                                       2002      1.000          0.959                 --

                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.075          1.148               --
                                                       2006      1.000          1.075               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.039          1.089               --
                                                       2005      1.000          1.039               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2009      1.051          1.051               --
                                                       2008      1.051          1.051               --
                                                       2006      1.008          1.051               --
                                                       2005      1.000          1.008               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.155          1.121               --
                                                       2005      1.000          1.155               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (10/01)............................................  2009      0.888          1.234               --
                                                       2008      1.474          0.888               --
                                                       2007      1.314          1.474           12,281
                                                       2006      1.116          1.314           12,281
                                                       2005      1.000          1.116           12,281

  American Funds Growth Subaccount (Class 2)
  (10/01)............................................  2009      0.740          1.008           11,675
                                                       2008      1.351          0.740           11,675
                                                       2007      1.231          1.351           23,940
                                                       2006      1.143          1.231           24,649
                                                       2005      1.000          1.143           20,595

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)............................................  2009      0.729          0.935               --
                                                       2008      1.200          0.729               --
                                                       2007      1.169          1.200           28,572
                                                       2006      1.039          1.169           28,572
                                                       2005      1.000          1.039           28,572

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.165          1.150               --
                                                       2005      1.000          1.165               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.083          1.404               --
                                                       2005      1.000          1.083           14,479

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.076          1.168               --
                                                       2005      1.000          1.076               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.102          1.226               --
                                                       2005      1.000          1.102               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (10/01).....................................  2009      0.795          1.054               --
                                                       2008      1.417          0.795               --
                                                       2007      1.234          1.417            5,986
                                                       2006      1.132          1.234            5,986
                                                       2005      1.000          1.132            5,986

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      0.831          1.135               --
                                                       2008      1.408          0.831               --
                                                       2007      1.250          1.408               --
                                                       2006      1.138          1.250               --
                                                       2005      1.000          1.138               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.829          1.098           12,572
                                                       2008      1.206          0.829           12,572
                                                       2007      1.189          1.206           12,572
                                                       2006      1.029          1.189           12,572
                                                       2005      1.000          1.029            8,420

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).......................  2009      0.682          0.957               --
                                                       2008      1.213          0.682               --
                                                       2007      1.116          1.213               --
                                                       2006      1.051          1.116               --
                                                       2005      1.000          1.051               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.079          1.248               --
                                                       2005      1.000          1.079           20,551

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      1.902          1.726               --
                                                       2007      1.511          1.902               --
                                                       2006      1.207          1.511               --
                                                       2005      1.000          1.207               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)..................................  2009      0.835          1.119           49,685
                                                       2008      1.434          0.835           49,685
                                                       2007      1.271          1.434           69,967
                                                       2006      1.071          1.271           51,622
                                                       2005      1.000          1.071           21,549

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.061          1.263               --
                                                       2005      1.000          1.061               --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (11/01)............................................  2009      0.797          1.125               --
                                                       2008      1.453          0.797               --
                                                       2007      1.221          1.453               --
                                                       2006      1.103          1.221               --
                                                       2005      1.000          1.103               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.028          1.147               --
                                                       2005      1.000          1.028               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)............................................  2007      1.093          1.161               --
                                                       2006      1.042          1.093               --
                                                       2005      1.000          1.042               --

Legg Mason Partners Variable Equity Trust
  LMPVET Battermarch Global Equity Subaccount
  (10/02)............................................  2009      0.697          0.823          303,869
                                                       2008      1.215          0.697          303,869
                                                       2007      1.185          1.215          303,869
                                                       2006      1.052          1.185          303,869
                                                       2005      1.000          1.052           97,903

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (10/01).......................  2009      0.680          0.894               --
                                                       2008      1.167          0.680               --
                                                       2007      1.177          1.167               --
                                                       2006      1.107          1.177               --
                                                       2005      1.000          1.107               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/01)..................................  2009      0.831          0.992               --
                                                       2008      1.204          0.831               --
                                                       2007      1.136          1.204               --
                                                       2006      1.013          1.136               --
                                                       2005      1.000          1.013               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.789          0.770               --
                                                       2008      1.144          0.789               --
                                                       2007      1.147          1.144               --

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.651          0.893               --
                                                       2008      1.152          0.651               --
                                                       2007      1.157          1.152               --
                                                       2006      1.042          1.157               --
                                                       2005      1.000          1.042               --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (10/01).................................  2009      0.819          0.976               --
                                                       2008      1.173          0.819               --
                                                       2007      1.127          1.173               --
                                                       2006      0.978          1.127               --
                                                       2005      1.000          0.978               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.726          0.871          459,689
                                                       2008      1.143          0.726          459,689
                                                       2007      1.110          1.143          459,689
                                                       2006      1.028          1.110          459,689
                                                       2005      1.000          1.028          142,365

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (10/01).......................  2009      0.727          0.919           50,638
                                                       2008      1.173          0.727           50,638
                                                       2007      1.185          1.173           50,638
                                                       2006      1.038          1.185               --
                                                       2005      1.000          1.038               --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (10/01)..................................  2009      0.771          0.938               --
                                                       2008      1.226          0.771               --
                                                       2007      1.208          1.226               --
                                                       2006      1.045          1.208               --
                                                       2005      1.000          1.045               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/01).......................  2009      0.679          0.945               --
                                                       2008      1.109          0.679               --
                                                       2007      1.077          1.109               --
                                                       2006      1.054          1.077               --
                                                       2005      1.000          1.054               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (10/01)..................................  2009      0.794          1.055               --
                                                       2008      1.255          0.794               --
                                                       2007      1.199          1.255               --
                                                       2006      1.068          1.199               --
                                                       2005      1.000          1.068               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2009      0.737          1.028               --
                                                       2008      1.272          0.737               --
                                                       2007      1.183          1.272               --
                                                       2006      1.074          1.183               --
                                                       2005      1.000          1.074               --

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.722          0.702               --
                                                       2008      1.183          0.722               --
                                                       2007      1.153          1.183               --
                                                       2006      1.025          1.153               --
                                                       2005      1.000          1.025               --

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/01).................  2009      0.767          0.965               --
                                                       2008      1.388          0.767               --
                                                       2007      1.336          1.388               --
                                                       2006      1.086          1.336               --
                                                       2005      1.000          1.086               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.116          1.130               --
                                                       2006      1.017          1.116               --
                                                       2005      1.000          1.017               --

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (10/01).............  2009      1.057          1.035               --
                                                       2008      1.054          1.057          155,624
                                                       2007      1.028          1.054               --
                                                       2006      1.005          1.028               --
                                                       2005      1.000          1.005               --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.776          0.891               --
                                                       2008      1.008          0.776               --
                                                       2007      1.018          1.008               --
                                                       2006      1.000          1.018               --
                                                       2005      1.000          1.000               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (10/01)..........................  2009      0.862          1.005               --
                                                       2008      1.021          0.862               --
                                                       2007      1.024          1.021               --
                                                       2006      0.994          1.024               --
                                                       2005      1.000          0.994               --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/01).................................  2009      0.725          1.133               --
                                                       2008      1.059          0.725               --
                                                       2007      1.081          1.059               --
                                                       2006      0.996          1.081               --
                                                       2005      1.000          0.996               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (11/01)..................................  2007      1.185          1.262               --
                                                       2006      1.074          1.185               --
                                                       2005      1.000          1.074               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.192          1.248               --
                                                       2006      1.033          1.192               --
                                                       2005      1.000          1.033               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/01)........  2007      1.208          1.267               --
                                                       2006      1.045          1.208               --
                                                       2005      1.000          1.045               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.173          1.216               --
                                                       2006      1.023          1.173               --
                                                       2005      1.000          1.023               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.176          1.294               --
                                                       2006      1.073          1.176               --
                                                       2005      1.000          1.073               --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.215          1.272               --
                                                       2006      1.153          1.215               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.775          0.902               --
                                                       2008      1.264          0.775               --
                                                       2007      1.261          1.264               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.577          0.762               --
                                                       2008      1.011          0.577               --
                                                       2007      1.214          1.011           17,665
                                                       2006      1.003          1.214           15,393

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.949          1.198               --
                                                       2008      1.299          0.949               --
                                                       2007      1.343          1.299               --
                                                       2006      1.266          1.343               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.753          1.143               --
                                                       2008      1.299          0.753               --
                                                       2007      1.341          1.299               --
                                                       2006      1.223          1.341               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      0.850          1.190               --
                                                       2008      1.497          0.850               --
                                                       2007      1.174          1.497               --
                                                       2006      1.150          1.174               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.660          0.881               --
                                                       2008      1.049          0.660               --
                                                       2008      1.094          1.049               --
                                                       2007      1.240          1.094               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.675          0.781           14,114
                                                       2008      1.085          0.675           14,114
                                                       2007      1.071          1.085           28,212
                                                       2006      1.001          1.071           28,212

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.627          0.776               --
                                                       2008      1.049          0.627               --
                                                       2007      1.067          1.049               --
                                                       2006      1.002          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.691          0.655               --
                                                       2008      1.232          0.691               --
                                                       2007      1.127          1.232               --
                                                       2006      1.146          1.127               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.823          1.079               --
                                                       2008      1.371          0.823               --
                                                       2007      1.260          1.371               --
                                                       2006      1.275          1.260               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      0.788          1.301               --
                                                       2008      1.729          0.788               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      0.865          1.112               --
                                                       2008      1.535          0.865               --
                                                       2007      1.469          1.535               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      0.957          1.107               --
                                                       2008      1.048          0.957               --
                                                       2007      0.995          1.048               --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.139          1.263           41,273

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.796          0.964               --
                                                       2008      1.213          0.796               --
                                                       2007      1.182          1.213               --
                                                       2006      1.104          1.182               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.139          1.254               --
                                                       2006      1.087          1.139               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      0.949          1.235               --
                                                       2008      1.088          0.949               --
                                                       2007      1.044          1.088           30,728
                                                       2006      1.013          1.044           30,710

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.665          0.822               --
                                                       2008      0.970          0.665               --
                                                       2007      1.024          0.970               --
                                                       2006      1.003          1.024               --

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.636          0.977               --
                                                       2008      1.151          0.636               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.669          0.975               --
                                                       2008      1.261          0.669               --
                                                       2007      1.072          1.261               --
                                                       2006      1.103          1.072               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      0.985          1.052               --
                                                       2008      1.045          0.985               --
                                                       2007      1.008          1.045               --
                                                       2006      0.976          1.008               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.652          0.818               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.647          0.638               --
                                                       2008      1.107          0.647               --
                                                       2007      1.134          1.107               --
                                                       2006      1.108          1.134               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.610          0.635               --
                                                       2008      1.131          0.610               --
                                                       2007      1.114          1.131               --
                                                       2006      1.104          1.114               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.667          0.793               --
                                                       2008      1.119          0.667               --
                                                       2007      1.100          1.119               --
                                                       2006      1.077          1.100               --

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.777          1.062               --
                                                       2008      1.177          0.777               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.620          0.796               --
                                                       2008      1.065          0.620               --
                                                       2007      1.055          1.065               --
                                                       2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.896          1.055               --
                                                       2008      1.071          0.896               --
                                                       2007      1.038          1.071               --
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.819          0.990               --
                                                       2008      1.070          0.819               --
                                                       2007      1.044          1.070               --
                                                       2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.746          0.923               --
                                                       2008      1.070          0.746               --
                                                       2007      1.050          1.070               --
                                                       2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.678          0.856               --
                                                       2008      1.070          0.678               --
                                                       2007      1.054          1.070           76,274
                                                       2006      1.002          1.054           76,274

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.725          0.888               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      0.854          0.987               --
                                                       2008      1.124          0.854               --
                                                       2007      1.104          1.124           28,496
                                                       2006      1.038          1.104           28,254

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.850          1.004               --
                                                       2008      1.290          0.850               --
                                                       2007      1.226          1.290               --
                                                       2006      1.115          1.226               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.631          0.862               --
                                                       2008      1.086          0.631               --
                                                       2007      1.046          1.086               --
                                                       2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.643          0.899               --
                                                       2008      1.135          0.643               --
                                                       2007      1.064          1.135               --
                                                       2006      0.998          1.064               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      0.973          0.991               --
                                                       2006      0.989          0.973               --
                                                       2005      1.000          0.989               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.102          1.136               --
                                                       2008      1.076          1.102           19,653
                                                       2007      1.012          1.076           19,653
                                                       2006      0.998          1.012           19,653
                                                       2005      1.000          0.998           13,117

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.248          1.155               --
                                                       2007      1.157          1.248               --
                                                       2006      1.066          1.157               --
                                                       2005      1.000          1.066               --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.367          1.477               --
                                                       2006      1.095          1.367               --
                                                       2005      1.000          1.095               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      1.207          1.286               --
                                                       2006      1.053          1.207               --
                                                       2005      1.000          1.053               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.079          1.146               --
                                                       2005      1.000          1.079               --

  Travelers Equity Income Subaccount (11/01).........  2006      1.028          1.077               --
                                                       2005      1.000          1.028               --

  Travelers Large Cap Subaccount (10/01).............  2006      1.074          1.104               --
                                                       2005      1.000          1.074               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.172               --
                                                       2005      1.000          1.105               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.018               --
                                                       2005      1.000          1.016               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085               --
                                                       2005      1.000          1.050               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127               --
                                                       2005      1.000          1.083           67,777

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.045               --
                                                       2005      1.000          1.027               --

  Travelers Managed Income Subaccount (10/01)........  2006      0.987          0.976               --
                                                       2005      1.000          0.987               --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.089          1.153               --
                                                       2005      1.000          1.089               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.045          1.103               --
                                                       2005      1.000          1.045               --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.008          1.038               --
                                                       2005      1.000          1.008           28,174

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.034          1.115               --
                                                       2005      1.000          1.034               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.067          1.223               --
                                                       2005      1.000          1.067               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.043          1.104               --
                                                       2005      1.000          1.043               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087               --
                                                       2005      1.000          1.035               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.005          1.013               --
                                                       2005      1.000          1.005           28,882

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.042          1.085               --
                                                       2005      1.000          1.042               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275               --
                                                       2005      1.000          1.110               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266               --
                                                       2005      1.000          1.106               --

  Travelers Van Kampen Enterprise Subaccount (1/00)..  2006      1.070          1.108               --
                                                       2005      1.000          1.070               --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (10/01)............................................  2008      1.233          1.174               --
                                                       2007      1.079          1.233               --
                                                       2006      1.073          1.079               --
                                                       2005      1.000          1.073               --




                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.35%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.074          1.148                --
                                                       2006      1.000          1.074                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.184          1.241                --
                                                       2005      1.148          1.184                --
                                                       2004      1.111          1.148                --
                                                       2003      1.000          1.111                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2009      1.295          1.295                --
                                                       2008      1.295          1.295                --
                                                       2006      1.242          1.295                --
                                                       2005      1.215          1.242           127,117
                                                       2004      1.119          1.215                --
                                                       2003      1.000          1.119                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.296          1.258                --
                                                       2005      1.155          1.296            26,995
                                                       2004      1.092          1.155                --
                                                       2003      1.000          1.092                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (10/01)............................................  2009      1.164          1.617         1,820,923
                                                       2008      1.933          1.164         2,091,862
                                                       2007      1.724          1.933         1,989,234
                                                       2006      1.465          1.724         1,836,843
                                                       2005      1.315          1.465         1,155,309
                                                       2004      1.186          1.315            16,692
                                                       2003      1.000          1.186                --

  American Funds Growth Subaccount (Class 2)
  (10/01)............................................  2009      0.925          1.260         5,253,242
                                                       2008      1.691          0.925         6,102,592
                                                       2007      1.541          1.691         6,291,384
                                                       2006      1.432          1.541         6,387,307
                                                       2005      1.261          1.432         4,141,302
                                                       2004      1.148          1.261           199,675
                                                       2003      1.000          1.148                --

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)............................................  2009      0.895          1.147         5,244,656
                                                       2008      1.474          0.895         6,014,864
                                                       2007      1.437          1.474         6,053,884
                                                       2006      1.277          1.437         5,817,067
                                                       2005      1.235          1.277         3,864,895
                                                       2004      1.145          1.235           123,550
                                                       2003      1.000          1.145                --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.541          1.522                --
                                                       2005      1.335          1.541            71,580
                                                       2004      1.143          1.335                --
                                                       2003      1.000          1.143                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.534          1.987                --
                                                       2005      1.465          1.534           204,937
                                                       2004      1.142          1.465                --
                                                       2003      1.000          1.142                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.398                --
                                                       2005      1.197          1.289           119,651
                                                       2004      1.073          1.197             2,361
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.430                --
                                                       2005      1.195          1.286           435,371
                                                       2004      1.066          1.195             8,771
                                                       2003      1.000          1.066                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (10/01).....................................  2009      1.028          1.362         2,700,830
                                                       2008      1.834          1.028         3,192,632
                                                       2007      1.598          1.834         3,322,160
                                                       2006      1.466          1.598         3,427,431
                                                       2005      1.284          1.466         1,869,913
                                                       2004      1.140          1.284                --
                                                       2003      1.000          1.140                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.226          1.673         1,278,955
                                                       2008      2.078          1.226         1,463,369
                                                       2007      1.844          2.078         1,566,707
                                                       2006      1.680          1.844         1,775,319
                                                       2005      1.457          1.680           964,624
                                                       2004      1.197          1.457             7,282
                                                       2003      1.000          1.197                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.827          1.096         3,073,781
                                                       2008      1.204          0.827         3,196,568
                                                       2007      1.188          1.204         3,626,465
                                                       2006      1.029          1.188         3,148,283
                                                       2005      1.000          1.029         1,585,229

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).......................  2009      0.860          1.206            85,115
                                                       2008      1.531          0.860            69,928
                                                       2007      1.410          1.531            97,128
                                                       2006      1.328          1.410            74,606
                                                       2005      1.297          1.328            43,388
                                                       2004      1.191          1.297             9,977
                                                       2003      1.000          1.191                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.326          1.534                --
                                                       2005      1.228          1.326         1,148,828
                                                       2004      1.116          1.228             8,874
                                                       2003      1.000          1.116                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.010          2.732                --
                                                       2007      2.393          3.010         1,162,246
                                                       2006      1.913          2.393         1,215,088
                                                       2005      1.537          1.913           653,223
                                                       2004      1.261          1.537             2,013
                                                       2003      1.000          1.261                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)..................................  2009      1.140          1.526         1,455,035
                                                       2008      1.957          1.140         1,714,627
                                                       2007      1.736          1.957         1,903,015
                                                       2006      1.463          1.736         1,886,389
                                                       2005      1.359          1.463         1,065,779
                                                       2004      1.174          1.359             2,118
                                                       2003      1.000          1.174                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.398          1.663                --
                                                       2005      1.315          1.398           778,942
                                                       2004      1.160          1.315            13,918
                                                       2003      1.000          1.160                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (11/01)............................................  2009      1.060          1.495            27,009
                                                       2008      1.933          1.060            29,840
                                                       2007      1.626          1.933           225,164
                                                       2006      1.469          1.626            21,008
                                                       2005      1.342          1.469            18,602
                                                       2004      1.140          1.342                --
                                                       2003      1.000          1.140                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.336          1.490                --
                                                       2005      1.315          1.336           266,233
                                                       2004      1.172          1.315                --
                                                       2003      1.000          1.172                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)............................................  2007      1.258          1.336                --
                                                       2006      1.200          1.258                --
                                                       2005      1.156          1.200                --
                                                       2004      1.150          1.156                --
                                                       2003      1.000          1.150                --

Legg Mason Partners Variable Equity Trust
  LMPVET Battermarch Global Equity Subaccount
  (10/02)............................................  2009      0.844          0.996         1,427,167
                                                       2008      1.472          0.844         2,085,103
                                                       2007      1.436          1.472         2,808,938
                                                       2006      1.276          1.436         2,957,662
                                                       2005      1.226          1.276         1,546,258
                                                       2004      1.139          1.226            15,706
                                                       2003      1.000          1.139                --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (10/01).......................  2009      0.815          1.071         1,352,024
                                                       2008      1.400          0.815         1,665,293
                                                       2007      1.412          1.400         2,144,900
                                                       2006      1.329          1.412         2,177,509
                                                       2005      1.219          1.329         1,495,208
                                                       2004      1.135          1.219           135,046
                                                       2003      1.000          1.135                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/01)..................................  2009      0.993          1.184           955,859
                                                       2008      1.438          0.993           965,027
                                                       2007      1.358          1.438         1,055,670
                                                       2006      1.211          1.358         1,117,601
                                                       2005      1.188          1.211         1,040,580
                                                       2004      1.118          1.188           109,070
                                                       2003      1.000          1.118                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.916          0.894                --
                                                       2008      1.329          0.916           319,764
                                                       2007      1.333          1.329           545,031

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.753          1.032         2,392,519
                                                       2008      1.333          0.753         2,666,555
                                                       2007      1.340          1.333         3,529,037
                                                       2006      1.208          1.340         3,639,218
                                                       2005      1.174          1.208         2,609,873
                                                       2004      1.128          1.174            66,010
                                                       2003      1.000          1.128                --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (10/01).................................  2009      0.905          1.079            11,666
                                                       2008      1.297          0.905            22,550
                                                       2007      1.248          1.297            74,726
                                                       2006      1.083          1.248            75,667
                                                       2005      1.111          1.083            93,532
                                                       2004      1.100          1.111            18,420
                                                       2003      1.000          1.100                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.802          0.960         4,246,017
                                                       2008      1.262          0.802         5,168,028
                                                       2007      1.227          1.262         5,904,017
                                                       2006      1.136          1.227         6,911,210
                                                       2005      1.116          1.136         4,861,747
                                                       2004      1.088          1.116           405,533
                                                       2003      1.000          1.088                --

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (10/01).......................  2009      0.883          1.116           492,325
                                                       2008      1.425          0.883           778,531
                                                       2007      1.441          1.425           918,544
                                                       2006      1.263          1.441           840,698
                                                       2005      1.234          1.263           687,139
                                                       2004      1.167          1.234            78,545
                                                       2003      1.000          1.167                --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (10/01)..................................  2009      0.947          1.152           179,723
                                                       2008      1.507          0.947           179,843
                                                       2007      1.485          1.507           190,161
                                                       2006      1.285          1.485           193,377
                                                       2005      1.235          1.285           177,368
                                                       2004      1.146          1.235                --
                                                       2003      1.000          1.146                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/01).......................  2009      0.757          1.053           282,269
                                                       2008      1.236          0.757           404,107
                                                       2007      1.202          1.236           482,503
                                                       2006      1.176          1.202           540,044
                                                       2005      1.144          1.176           474,812
                                                       2004      1.167          1.144            17,873
                                                       2003      1.000          1.167                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (10/01)..................................  2009      0.980          1.301           416,392
                                                       2008      1.550          0.980           539,165
                                                       2007      1.481          1.550           587,815
                                                       2006      1.321          1.481           622,298
                                                       2005      1.248          1.321           716,785
                                                       2004      1.157          1.248           250,879
                                                       2003      1.000          1.157                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2009      0.975          1.360            81,056
                                                       2008      1.684          0.975           139,674
                                                       2007      1.568          1.684           131,989
                                                       2006      1.423          1.568            18,898
                                                       2005      1.389          1.423            27,311
                                                       2004      1.235          1.389             4,834
                                                       2003      1.000          1.235                --

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.871          0.845                --
                                                       2008      1.426          0.871           619,816
                                                       2007      1.392          1.426           761,039
                                                       2006      1.237          1.392           771,088
                                                       2005      1.215          1.237           779,368
                                                       2004      1.129          1.215            76,132
                                                       2003      1.000          1.129                --

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/01).................  2009      1.040          1.306                --
                                                       2008      1.881          1.040                --
                                                       2007      1.811          1.881                --
                                                       2006      1.473          1.811                --
                                                       2005      1.350          1.473                --
                                                       2004      1.172          1.350                --
                                                       2003      1.000          1.172                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.297          1.313                --
                                                       2006      1.182          1.297           623,134
                                                       2005      1.169          1.182           551,799
                                                       2004      1.121          1.169            26,484
                                                       2003      1.000          1.121                --

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (10/01).............  2009      1.031          1.010         1,223,655
                                                       2008      1.029          1.031         2,560,810
                                                       2007      1.004          1.029         1,322,232
                                                       2006      0.983          1.004           845,554
                                                       2005      0.978          0.983            62,290
                                                       2004      0.993          0.978           131,110
                                                       2003      1.000          0.993                --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.763          0.875           285,649
                                                       2008      0.991          0.763           394,236
                                                       2007      1.001          0.991           601,651
                                                       2006      0.985          1.001           663,786
                                                       2005      0.985          0.985           526,753
                                                       2004      0.997          0.985           124,857
                                                       2003      1.000          0.997                --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (10/01)..........................  2009      0.955          1.113            45,072
                                                       2008      1.131          0.955            53,607
                                                       2007      1.136          1.131            69,170
                                                       2006      1.103          1.136            69,487
                                                       2005      1.101          1.103            96,787
                                                       2004      1.056          1.101            22,686
                                                       2003      1.000          1.056                --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/01).................................  2009      0.864          1.350         1,027,347
                                                       2008      1.263          0.864         1,407,255
                                                       2007      1.290          1.263         1,501,251
                                                       2006      1.190          1.290         1,597,304
                                                       2005      1.187          1.190         1,059,905
                                                       2004      1.100          1.187            71,552
                                                       2003      1.000          1.100                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (11/01)..................................  2007      1.574          1.675                --
                                                       2006      1.427          1.574           117,303
                                                       2005      1.393          1.427           103,410
                                                       2004      1.233          1.393                --
                                                       2003      1.000          1.233                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.450          1.517                --
                                                       2006      1.257          1.450                --
                                                       2005      1.236          1.257                --
                                                       2004      1.169          1.236                --
                                                       2003      1.000          1.169                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/01)........  2007      1.488          1.560                --
                                                       2006      1.288          1.488                --
                                                       2005      1.238          1.288                --
                                                       2004      1.146          1.238                --
                                                       2003      1.000          1.146                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.448          1.501                --
                                                       2006      1.264          1.448           505,646
                                                       2005      1.253          1.264           458,335
                                                       2004      1.139          1.253            40,640
                                                       2003      1.000          1.139                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.621          1.783                --
                                                       2006      1.479          1.621         1,021,048
                                                       2005      1.399          1.479           944,971
                                                       2004      1.155          1.399            33,407
                                                       2003      1.000          1.155                --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.505          1.574                --
                                                       2006      1.428          1.505            13,156

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.958          1.116            17,472
                                                       2008      1.565          0.958            17,624
                                                       2007      1.561          1.565            16,304

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.577          0.761           630,877
                                                       2008      1.010          0.577           681,041
                                                       2007      1.214          1.010           701,161
                                                       2006      1.003          1.214           799,548

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.948          1.195           146,096
                                                       2008      1.298          0.948           159,621
                                                       2007      1.342          1.298           132,203
                                                       2006      1.265          1.342            63,985

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.986          1.497           255,922
                                                       2008      1.703          0.986           308,636
                                                       2007      1.759          1.703           307,296
                                                       2006      1.604          1.759           514,350

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.123          1.571           271,636
                                                       2008      1.978          1.123           329,850
                                                       2007      1.552          1.978           168,179
                                                       2006      1.522          1.552           132,827

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.658          0.879           103,537
                                                       2008      1.048          0.658           109,150
                                                       2008      1.092          1.048            59,742
                                                       2007      1.239          1.092            47,641

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.674          0.780         2,495,892
                                                       2008      1.084          0.674         2,929,009
                                                       2007      1.070          1.084         3,309,548
                                                       2006      1.001          1.070         2,861,770

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.627          0.774         1,233,693
                                                       2008      1.048          0.627         1,453,107
                                                       2007      1.067          1.048         1,504,181
                                                       2006      1.002          1.067                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.802          0.760                --
                                                       2008      1.432          0.802            49,942
                                                       2007      1.310          1.432            55,303
                                                       2006      1.333          1.310            67,191

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.821          1.077            42,628
                                                       2008      1.370          0.821            39,286
                                                       2007      1.259          1.370            44,166
                                                       2006      1.275          1.259            35,268

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.247          2.058         1,082,158
                                                       2008      2.736          1.247         1,239,094

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.156          1.486            14,141
                                                       2008      2.054          1.156            19,421
                                                       2007      1.966          2.054                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.070          1.237         1,290,738
                                                       2008      1.174          1.070         1,377,246
                                                       2007      1.114          1.174         1,394,093

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.196          1.326         3,338,076

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.964          1.166           165,539
                                                       2008      1.469          0.964           173,595
                                                       2007      1.433          1.469           182,216
                                                       2006      1.339          1.433           184,963

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.138          1.253                --
                                                       2006      1.087          1.138            43,379

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.040          1.351         1,329,988
                                                       2008      1.192          1.040         1,506,206
                                                       2007      1.145          1.192         1,749,354
                                                       2006      1.111          1.145         1,421,361

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.665          0.821         1,463,970
                                                       2008      0.970          0.665         1,650,682
                                                       2007      1.024          0.970         1,768,231
                                                       2006      1.003          1.024         1,361,621

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.737          1.133                --
                                                       2008      1.335          0.737                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.811          1.182            45,263
                                                       2008      1.530          0.811            67,002
                                                       2007      1.301          1.530           341,012
                                                       2006      1.339          1.301            88,529

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.019          1.088           671,588
                                                       2008      1.082          1.019           788,769
                                                       2007      1.043          1.082           931,682
                                                       2006      1.010          1.043           934,982

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.752          0.942           254,015

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.727          0.717                --
                                                       2008      1.245          0.727            20,408
                                                       2007      1.276          1.245            19,718
                                                       2006      1.247          1.276            19,469

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.703          0.732                --
                                                       2008      1.305          0.703           224,608
                                                       2007      1.285          1.305           221,960
                                                       2006      1.274          1.285           230,529

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.803          0.954           534,950
                                                       2008      1.348          0.803           620,276
                                                       2007      1.326          1.348           686,791
                                                       2006      1.299          1.326           731,420

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.888          1.214             3,898
                                                       2008      1.345          0.888             3,344

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.619          0.795           138,985
                                                       2008      1.064          0.619            88,293
                                                       2007      1.055          1.064            88,926
                                                       2006      1.002          1.055           378,320

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.894          1.053            88,760
                                                       2008      1.070          0.894            24,285
                                                       2007      1.037          1.070            27,446
                                                       2006      1.001          1.037            31,936

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.818          0.989           164,449
                                                       2008      1.069          0.818           201,974
                                                       2007      1.044          1.069           170,325
                                                       2006      1.002          1.044           163,449

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.745          0.921           779,729
                                                       2008      1.069          0.745           629,708
                                                       2007      1.049          1.069           662,867
                                                       2006      1.002          1.049           719,402

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.678          0.854           322,103
                                                       2008      1.069          0.678           434,810
                                                       2007      1.054          1.069           457,601
                                                       2006      1.002          1.054           465,821

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.874          1.070           662,279

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      0.998          1.153         1,271,937
                                                       2008      1.315          0.998         1,471,375
                                                       2007      1.292          1.315         1,741,962
                                                       2006      1.215          1.292         1,922,840

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.952          1.124           451,475
                                                       2008      1.445          0.952           482,286
                                                       2007      1.374          1.445           526,307
                                                       2006      1.250          1.374           619,542

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.630          0.861         1,600,704
                                                       2008      1.085          0.630         1,891,554
                                                       2007      1.046          1.085         1,983,515
                                                       2006      0.996          1.046         2,041,042

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.642          0.897            36,454
                                                       2008      1.134          0.642            55,430
                                                       2007      1.063          1.134            28,624
                                                       2006      0.998          1.063            28,624

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.090          1.109                --
                                                       2006      1.108          1.090         1,296,208
                                                       2005      1.111          1.108         1,033,484
                                                       2004      1.045          1.111            96,272
                                                       2003      1.000          1.045                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.157          1.193                --
                                                       2008      1.130          1.157         4,171,345
                                                       2007      1.064          1.130         4,228,796
                                                       2006      1.049          1.064         3,764,766
                                                       2005      1.048          1.049         2,688,262
                                                       2004      1.023          1.048           107,674
                                                       2003      1.000          1.023                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.447          1.340                --
                                                       2007      1.343          1.447                --
                                                       2006      1.238          1.343                --
                                                       2005      1.182          1.238                --
                                                       2004      1.125          1.182                --
                                                       2003      1.000          1.125                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.830          1.976                --
                                                       2006      1.467          1.830                --
                                                       2005      1.338          1.467                --
                                                       2004      1.179          1.338                --
                                                       2003      1.000          1.179                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      1.824          1.943                --
                                                       2006      1.592          1.824           295,550
                                                       2005      1.523          1.592           280,760
                                                       2004      1.235          1.523                --
                                                       2003      1.000          1.235                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.255          1.333                --
                                                       2005      1.181          1.255            49,939
                                                       2004      1.135          1.181             9,847
                                                       2003      1.000          1.135                --

  Travelers Equity Income Subaccount (11/01).........  2006      1.239          1.299                --
                                                       2005      1.214          1.239           720,262
                                                       2004      1.131          1.214            41,041
                                                       2003      1.000          1.131                --

  Travelers Large Cap Subaccount (10/01).............  2006      1.240          1.274                --
                                                       2005      1.168          1.240            64,523
                                                       2004      1.122          1.168             2,527
                                                       2003      1.000          1.122                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.171                --
                                                       2005      1.000          1.104           295,809

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.017                --
                                                       2005      1.000          1.016            31,450

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085                --
                                                       2005      1.000          1.050           489,279

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.126                --
                                                       2005      1.000          1.083           203,169

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.045                --
                                                       2005      1.000          1.027            37,182

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Income Subaccount (10/01)........  2006      1.023          1.010                --
                                                       2005      1.033          1.023           772,350
                                                       2004      1.028          1.033            77,717
                                                       2003      1.000          1.028                --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.349          1.428                --
                                                       2005      1.232          1.349            10,886
                                                       2004      1.088          1.232             6,671
                                                       2003      1.000          1.088                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.269          1.339                --
                                                       2005      1.260          1.269            72,202
                                                       2004      1.131          1.260                --
                                                       2003      1.000          1.131                --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.180          1.215                --
                                                       2005      1.173          1.180         1,203,637
                                                       2004      1.077          1.173            63,089
                                                       2003      1.000          1.077                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.160          1.250                --
                                                       2005      1.115          1.160           414,455
                                                       2004      1.000          1.115               233

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.400          1.604                --
                                                       2005      1.308          1.400           256,874
                                                       2004      1.157          1.308             2,184
                                                       2003      1.000          1.157                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.265          1.339                --
                                                       2005      1.222          1.265           121,433
                                                       2004      1.126          1.222                --
                                                       2003      1.000          1.126                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087                --
                                                       2005      1.000          1.035            32,972

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.111                --
                                                       2005      1.089          1.102           941,307
                                                       2004      1.000          1.089             8,613

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.197          1.246                --
                                                       2005      1.201          1.197            26,075
                                                       2004      1.115          1.201                --
                                                       2003      1.000          1.115                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275                --
                                                       2005      1.000          1.110            26,780

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.265                --
                                                       2005      1.000          1.106            36,600

  Travelers Van Kampen Enterprise Subaccount (1/00)..  2006      1.205          1.247                --
                                                       2005      1.144          1.205             8,358
                                                       2004      1.127          1.144                --
                                                       2003      1.000          1.127                --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (10/01)............................................  2008      1.410          1.342                --
                                                       2007      1.234          1.410             3,613
                                                       2006      1.228          1.234             3,432
                                                       2005      1.165          1.228             3,556
                                                       2004      1.114          1.165                --
                                                       2003      1.000          1.114                --




                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.45%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.074          1.147                --
                                                       2006      1.000          1.074            19,132

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.251          1.310                --
                                                       2005      1.213          1.251            24,538
                                                       2004      1.175          1.213            24,538
                                                       2003      0.963          1.175            19,935
                                                       2002      1.000          0.963                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.372          1.430                --
                                                       2005      1.344          1.372           112,648
                                                       2004      1.238          1.344           118,266
                                                       2003      0.960          1.238            88,029
                                                       2002      1.000          0.960                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.352          1.310                --
                                                       2005      1.206          1.352            17,902
                                                       2004      1.141          1.206            36,520
                                                       2003      0.947          1.141            27,611
                                                       2002      1.000          0.947                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (10/01)............................................  2009      1.268          1.761           622,216
                                                       2008      2.109          1.268           717,198
                                                       2007      1.882          2.109           845,324
                                                       2006      1.602          1.882           911,520
                                                       2005      1.439          1.602           948,592
                                                       2004      1.299          1.439           939,232
                                                       2003      0.984          1.299           606,925
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (10/01)............................................  2009      1.029          1.399         1,750,502
                                                       2008      1.882          1.029         1,842,828
                                                       2007      1.717          1.882         2,450,821
                                                       2006      1.596          1.717         2,875,091
                                                       2005      1.408          1.596         3,079,647
                                                       2004      1.282          1.408         2,959,886
                                                       2003      0.960          1.282         1,589,866
                                                       2002      1.000          0.960                --

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)............................................  2009      0.975          1.249         1,912,481
                                                       2008      1.608          0.975         2,035,988
                                                       2007      1.569          1.608         2,642,214
                                                       2006      1.396          1.569         3,104,742
                                                       2005      1.352          1.396         3,749,688
                                                       2004      1.255          1.352         3,694,941
                                                       2003      0.971          1.255         2,218,460
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.588          1.567                --
                                                       2005      1.377          1.588            54,696
                                                       2004      1.180          1.377             9,989
                                                       2003      0.968          1.180               785
                                                       2002      1.000          0.968                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.763          2.281                --
                                                       2005      1.685          1.763           168,150
                                                       2004      1.314          1.685           169,491
                                                       2003      1.005          1.314           116,510
                                                       2002      1.000          1.005                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.394                --
                                                       2005      1.196          1.286           362,351
                                                       2004      1.073          1.196           318,587
                                                       2003      1.000          1.073             2,903

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.283          1.426                --
                                                       2005      1.194          1.283           261,208
                                                       2004      1.066          1.194           227,077
                                                       2003      1.000          1.066               240

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (10/01).....................................  2009      1.114          1.475           268,736
                                                       2008      1.990          1.114           282,289
                                                       2007      1.735          1.990           401,485
                                                       2006      1.594          1.735           475,024
                                                       2005      1.397          1.594           478,999
                                                       2004      1.242          1.397           409,292
                                                       2003      0.991          1.242           213,718
                                                       2002      1.000          0.991                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.356          1.849           350,431
                                                       2008      2.300          1.356           371,451
                                                       2007      2.044          2.300           565,391
                                                       2006      1.864          2.044           664,361
                                                       2005      1.618          1.864           646,045
                                                       2004      1.330          1.618           535,382
                                                       2003      0.986          1.330           212,265
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.824          1.091            64,143
                                                       2008      1.201          0.824            57,684
                                                       2007      1.186          1.201           146,278
                                                       2006      1.028          1.186            81,467
                                                       2005      1.000          1.028            20,402

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).......................  2009      0.932          1.306           223,264
                                                       2008      1.661          0.932           273,954
                                                       2007      1.530          1.661           310,894
                                                       2006      1.443          1.530           418,820
                                                       2005      1.411          1.443           433,985
                                                       2004      1.297          1.411           462,146
                                                       2003      0.968          1.297           332,319
                                                       2002      1.000          0.968                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.440          1.663                --
                                                       2005      1.334          1.440           795,038
                                                       2004      1.214          1.334           717,041
                                                       2003      0.994          1.214           458,930
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.418          3.101                --
                                                       2007      2.720          3.418           192,110
                                                       2006      2.176          2.720           230,006
                                                       2005      1.750          2.176           226,439
                                                       2004      1.438          1.750           160,556
                                                       2003      1.000          1.438            48,022

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)..................................  2009      1.232          1.647           447,909
                                                       2008      2.117          1.232           559,398
                                                       2007      1.880          2.117           777,681
                                                       2006      1.586          1.880           941,992
                                                       2005      1.475          1.586           926,674
                                                       2004      1.275          1.475           838,272
                                                       2003      0.988          1.275           274,144
                                                       2002      1.000          0.988                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.514          1.800                --
                                                       2005      1.425          1.514           114,648
                                                       2004      1.259          1.425            43,957
                                                       2003      0.976          1.259             2,057
                                                       2002      1.000          0.976                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (11/01)............................................  2009      1.195          1.684            11,132
                                                       2008      2.181          1.195            16,900
                                                       2007      1.837          2.181            14,917
                                                       2006      1.661          1.837            69,354
                                                       2005      1.519          1.661            86,844
                                                       2004      1.292          1.519            79,984
                                                       2003      0.983          1.292            61,684
                                                       2002      1.000          0.983                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.509          1.681                --
                                                       2005      1.487          1.509           326,819
                                                       2004      1.326          1.487           358,842
                                                       2003      1.000          1.326           102,251

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)............................................  2007      1.372          1.456                --
                                                       2006      1.310          1.372           164,233
                                                       2005      1.262          1.310           170,251
                                                       2004      1.258          1.262           170,523
                                                       2003      0.960          1.258           127,274
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Equity Trust
  LMPVET Battermarch Global Equity Subaccount
  (10/02)............................................  2009      0.911          1.074           193,155
                                                       2008      1.590          0.911           244,341
                                                       2007      1.554          1.590           250,335
                                                       2006      1.382          1.554           324,000
                                                       2005      1.329          1.382           593,024
                                                       2004      1.235          1.329           258,857
                                                       2003      0.962          1.235            57,917
                                                       2002      1.000          0.962                --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (10/01).......................  2009      0.892          1.171           462,064
                                                       2008      1.534          0.892           531,361
                                                       2007      1.549          1.534           650,353
                                                       2006      1.459          1.549           681,642
                                                       2005      1.339          1.459           923,195
                                                       2004      1.248          1.339           955,288
                                                       2003      0.951          1.248           826,554
                                                       2002      1.000          0.951                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/01)..................................  2009      1.048          1.249           652,231
                                                       2008      1.520          1.048           492,441
                                                       2007      1.437          1.520           600,774
                                                       2006      1.283          1.437           646,613
                                                       2005      1.260          1.283           809,539
                                                       2004      1.187          1.260           738,429
                                                       2003      0.977          1.187           505,815
                                                       2002      1.000          0.977                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.983          0.960                --
                                                       2008      1.428          0.983           167,769
                                                       2007      1.433          1.428           215,001

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.826          1.131         1,179,401
                                                       2008      1.464          0.826         1,308,236
                                                       2007      1.473          1.464         2,148,712
                                                       2006      1.328          1.473         3,132,860
                                                       2005      1.293          1.328         4,097,406
                                                       2004      1.243          1.293         3,938,967
                                                       2003      0.969          1.243         2,089,352
                                                       2002      1.000          0.969                --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (10/01).................................  2009      0.950          1.131             7,771
                                                       2008      1.363          0.950            19,256
                                                       2007      1.312          1.363            23,142
                                                       2006      1.140          1.312            36,585
                                                       2005      1.170          1.140            52,423
                                                       2004      1.160          1.170            54,112
                                                       2003      0.963          1.160            20,788
                                                       2002      1.000          0.963                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.854          1.022           762,486
                                                       2008      1.346          0.854           876,432
                                                       2007      1.310          1.346         1,536,804
                                                       2006      1.215          1.310         1,997,656
                                                       2005      1.194          1.215         2,926,511
                                                       2004      1.165          1.194         3,143,512
                                                       2003      0.979          1.165         1,606,291
                                                       2002      1.000          0.979                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (10/01).......................  2009      0.983          1.241           527,013
                                                       2008      1.588          0.983           596,441
                                                       2007      1.608          1.588           712,487
                                                       2006      1.410          1.608           785,346
                                                       2005      1.379          1.410           997,095
                                                       2004      1.306          1.379         1,049,017
                                                       2003      0.965          1.306           799,789
                                                       2002      1.000          0.965                --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (10/01)..................................  2009      1.018          1.237           158,599
                                                       2008      1.621          1.018           149,673
                                                       2007      1.599          1.621           164,783
                                                       2006      1.386          1.599           171,203
                                                       2005      1.333          1.386           211,911
                                                       2004      1.238          1.333           216,761
                                                       2003      0.958          1.238           171,462
                                                       2002      1.000          0.958                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/01).......................  2009      0.879          1.221            86,002
                                                       2008      1.436          0.879           141,978
                                                       2007      1.398          1.436           163,477
                                                       2006      1.370          1.398           317,185
                                                       2005      1.334          1.370           463,770
                                                       2004      1.362          1.334           598,131
                                                       2003      0.946          1.362           394,331
                                                       2002      1.000          0.946                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (10/01)..................................  2009      1.042          1.382            85,317
                                                       2008      1.649          1.042           152,075
                                                       2007      1.578          1.649           231,336
                                                       2006      1.408          1.578           326,064
                                                       2005      1.332          1.408           385,744
                                                       2004      1.236          1.332           561,478
                                                       2003      0.976          1.236           311,907
                                                       2002      1.000          0.976                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2009      1.107          1.542            50,380
                                                       2008      1.913          1.107            57,351
                                                       2007      1.783          1.913            89,930
                                                       2006      1.620          1.783            70,029
                                                       2005      1.583          1.620           143,267
                                                       2004      1.409          1.583           205,010
                                                       2003      0.969          1.409           117,984
                                                       2002      1.000          0.969                --

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.925          0.898                --
                                                       2008      1.517          0.925            34,894
                                                       2007      1.481          1.517            98,810
                                                       2006      1.319          1.481           136,587
                                                       2005      1.296          1.319           152,151
                                                       2004      1.205          1.296           142,982
                                                       2003      0.967          1.205            70,314
                                                       2002      1.000          0.967                --

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/01).................  2009      1.082          1.357             3,739
                                                       2008      1.959          1.082             3,739
                                                       2007      1.888          1.959             3,739
                                                       2006      1.537          1.888             4,097
                                                       2005      1.410          1.537            16,587
                                                       2004      1.226          1.410            17,488
                                                       2003      0.985          1.226            14,449
                                                       2002      1.000          0.985                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.396          1.411                --
                                                       2006      1.274          1.396           277,264
                                                       2005      1.261          1.274           315,343
                                                       2004      1.210          1.261           215,652
                                                       2003      0.961          1.210            95,903
                                                       2002      1.000          0.961                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (10/01).............  2009      1.014          0.992           234,494
                                                       2008      1.013          1.014           605,509
                                                       2007      0.990          1.013           420,574
                                                       2006      0.969          0.990           159,970
                                                       2005      0.966          0.969           496,424
                                                       2004      0.982          0.966           589,082
                                                       2003      0.999          0.982           611,970
                                                       2002      1.000          0.999                --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.759          0.870           212,568
                                                       2008      0.987          0.759           229,397
                                                       2007      0.998          0.987           235,972
                                                       2006      0.982          0.998           270,702
                                                       2005      0.983          0.982           343,643
                                                       2004      0.996          0.983           330,135
                                                       2003      1.000          0.996            47,603

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (10/01)..........................  2009      0.990          1.153            78,626
                                                       2008      1.175          0.990            79,002
                                                       2007      1.181          1.175           110,929
                                                       2006      1.148          1.181           176,146
                                                       2005      1.147          1.148           406,310
                                                       2004      1.101          1.147           379,768
                                                       2003      1.010          1.101           256,584
                                                       2002      1.000          1.010                --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/01).................................  2009      0.979          1.528           251,608
                                                       2008      1.433          0.979           266,650
                                                       2007      1.465          1.433           352,052
                                                       2006      1.352          1.465           414,956
                                                       2005      1.351          1.352           623,810
                                                       2004      1.253          1.351           618,112
                                                       2003      1.007          1.253           598,011
                                                       2002      1.000          1.007                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (11/01)..................................  2007      1.717          1.828                --
                                                       2006      1.559          1.717            62,178
                                                       2005      1.523          1.559            64,424
                                                       2004      1.350          1.523            69,737
                                                       2003      0.974          1.350            66,935
                                                       2002      1.000          0.974                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.611          1.685                --
                                                       2006      1.397          1.611           164,737
                                                       2005      1.376          1.397           243,383
                                                       2004      1.302          1.376           262,966
                                                       2003      0.960          1.302           167,690
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/01)........  2007      1.562          1.638                --
                                                       2006      1.354          1.562            10,808
                                                       2005      1.302          1.354            10,808
                                                       2004      1.206          1.302            10,808
                                                       2003      0.969          1.206            10,808
                                                       2002      1.000          0.969                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.566          1.623                --
                                                       2006      1.369          1.566           503,952
                                                       2005      1.358          1.369           620,310
                                                       2004      1.236          1.358           635,874
                                                       2003      1.000          1.236           321,133

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.751          1.925                --
                                                       2006      1.599          1.751           581,538
                                                       2005      1.514          1.599           697,616
                                                       2004      1.251          1.514           613,503
                                                       2003      1.000          1.251           237,691

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.586          1.658                --
                                                       2006      1.506          1.586            77,629

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      1.008          1.172            64,349
                                                       2008      1.647          1.008            64,884
                                                       2007      1.644          1.647            56,019

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.575          0.758           132,888
                                                       2008      1.009          0.575           158,211
                                                       2007      1.213          1.009           176,242
                                                       2006      1.003          1.213           200,270

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.944          1.189            30,129
                                                       2008      1.294          0.944            30,014
                                                       2007      1.339          1.294            48,843
                                                       2006      1.264          1.339            43,135

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.065          1.616           128,760
                                                       2008      1.841          1.065           166,017
                                                       2007      1.903          1.841           252,581
                                                       2006      1.737          1.903           239,316

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.153          1.612            83,686
                                                       2008      2.033          1.153           101,120
                                                       2007      1.597          2.033            73,509
                                                       2006      1.567          1.597            62,572

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.656          0.875            29,507
                                                       2008      1.045          0.656            29,651
                                                       2008      1.090          1.045            29,385
                                                       2007      1.237          1.090                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.673          0.777           871,811
                                                       2008      1.083          0.673           840,429
                                                       2007      1.070          1.083         1,118,420
                                                       2006      1.001          1.070         1,080,842

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.625          0.772           496,863
                                                       2008      1.046          0.625           646,399
                                                       2007      1.066          1.046           798,936
                                                       2006      1.002          1.066                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.857          0.813                --
                                                       2008      1.532          0.857            30,663
                                                       2007      1.403          1.532            28,618
                                                       2006      1.428          1.403            33,146

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.818          1.072            13,511
                                                       2008      1.366          0.818            15,243
                                                       2007      1.257          1.366            42,383
                                                       2006      1.274          1.257            42,794

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.414          2.332            96,612
                                                       2008      3.105          1.414           119,770

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.217          1.562            51,123
                                                       2008      2.163          1.217            59,152
                                                       2007      2.072          2.163            78,241

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.061          1.225           301,467
                                                       2008      1.164          1.061           318,433
                                                       2007      1.106          1.164           260,216

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.205          1.335         1,360,890

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.029          1.244            34,681
                                                       2008      1.571          1.029            41,766
                                                       2007      1.533          1.571            61,326
                                                       2006      1.434          1.533           119,162

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.136          1.251                --
                                                       2006      1.086          1.136             7,052

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.035          1.344           177,313
                                                       2008      1.188          1.035           163,220
                                                       2007      1.142          1.188           219,540
                                                       2006      1.109          1.142           171,152

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.663          0.818           485,285
                                                       2008      0.968          0.663           565,957
                                                       2007      1.023          0.968           773,322
                                                       2006      1.003          1.023           867,304

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.805          1.235                --
                                                       2008      1.459          0.805                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.929          1.353            48,338
                                                       2008      1.755          0.929            81,078
                                                       2007      1.494          1.755            88,600
                                                       2006      1.539          1.494            89,328

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.058          1.128           526,265
                                                       2008      1.124          1.058           533,678
                                                       2007      1.086          1.124           674,523
                                                       2006      1.052          1.086           906,848

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.783          0.981            69,749

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.759          0.749                --
                                                       2008      1.302          0.759                --
                                                       2007      1.336          1.302                --
                                                       2006      1.307          1.336            39,617

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.733          0.763                --
                                                       2008      1.361          0.733            38,887
                                                       2007      1.342          1.361            62,372
                                                       2006      1.332          1.342            92,196

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.866          1.029           157,289
                                                       2008      1.455          0.866           185,732
                                                       2007      1.433          1.455           228,215
                                                       2006      1.405          1.433           370,972

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.945          1.291           110,805
                                                       2008      1.433          0.945           111,150

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.617          0.792           228,027
                                                       2008      1.062          0.617           228,027
                                                       2007      1.054          1.062           228,027
                                                       2006      1.002          1.054                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.892          1.049                --
                                                       2008      1.068          0.892                --
                                                       2007      1.037          1.068                --
                                                       2006      1.001          1.037                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.816          0.985            66,988
                                                       2008      1.067          0.816            75,121
                                                       2007      1.043          1.067           180,959
                                                       2006      1.002          1.043           372,223

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.743          0.918           260,143
                                                       2008      1.067          0.743           260,178
                                                       2007      1.048          1.067           260,178
                                                       2006      1.002          1.048            66,061

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.676          0.851            76,123
                                                       2008      1.067          0.676            80,317
                                                       2007      1.053          1.067           100,782
                                                       2006      1.002          1.053           134,994

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.928          1.136            20,407

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.033          1.192           781,431
                                                       2008      1.362          1.033           864,282
                                                       2007      1.340          1.362         1,050,728
                                                       2006      1.261          1.340         1,221,226

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.948          1.117           122,785
                                                       2008      1.440          0.948           109,659
                                                       2007      1.371          1.440           115,603
                                                       2006      1.248          1.371           125,653

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.629          0.857           387,761
                                                       2008      1.084          0.629           437,628
                                                       2007      1.045          1.084           686,231
                                                       2006      0.996          1.045           701,592

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.640          0.894             5,290
                                                       2008      1.132          0.640             5,297
                                                       2007      1.063          1.132            26,068
                                                       2006      0.998          1.063             5,309

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.083          1.101                --
                                                       2006      1.102          1.083           433,579
                                                       2005      1.106          1.102           715,457
                                                       2004      1.041          1.106           678,713
                                                       2003      1.000          1.041           402,687

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.167          1.202                --
                                                       2008      1.141          1.167         1,559,149
                                                       2007      1.075          1.141         1,775,820
                                                       2006      1.061          1.075         2,224,202
                                                       2005      1.061          1.061         2,820,666
                                                       2004      1.037          1.061         2,705,908
                                                       2003      1.012          1.037         1,817,152
                                                       2002      1.000          1.012                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.582          1.463                --
                                                       2007      1.469          1.582                --
                                                       2006      1.356          1.469                --
                                                       2005      1.295          1.356                --
                                                       2004      1.234          1.295                --
                                                       2003      0.958          1.234                --
                                                       2002      1.000          0.958                --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.929          2.083                --
                                                       2006      1.548          1.929           152,649
                                                       2005      1.414          1.548           118,435
                                                       2004      1.247          1.414           123,675
                                                       2003      0.994          1.247           141,914
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      2.100          2.236                --
                                                       2006      1.835          2.100            96,742
                                                       2005      1.756          1.835           120,574
                                                       2004      1.426          1.756            89,169
                                                       2003      0.977          1.426            48,389
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.345          1.428                --
                                                       2005      1.268          1.345           101,135
                                                       2004      1.220          1.268            90,190
                                                       2003      0.967          1.220            89,135
                                                       2002      1.000          0.967                --

  Travelers Equity Income Subaccount (11/01).........  2006      1.341          1.405                --
                                                       2005      1.315          1.341           350,621
                                                       2004      1.226          1.315           363,339
                                                       2003      0.958          1.226           232,478
                                                       2002      1.000          0.958                --

  Travelers Large Cap Subaccount (10/01).............  2006      1.296          1.332                --
                                                       2005      1.222          1.296           106,339
                                                       2004      1.176          1.222           101,957
                                                       2003      0.966          1.176           100,664
                                                       2002      1.000          0.966                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.170                --
                                                       2005      1.000          1.104                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.016                --
                                                       2005      1.000          1.015                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.084                --
                                                       2005      1.000          1.049                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.082          1.125                --
                                                       2005      1.000          1.082             6,250

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.044                --
                                                       2005      1.000          1.027                --

  Travelers Managed Income Subaccount (10/01)........  2006      1.065          1.052                --
                                                       2005      1.077          1.065           996,352
                                                       2004      1.073          1.077         1,002,647
                                                       2003      1.014          1.073           888,204
                                                       2002      1.000          1.014                --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.422          1.506                --
                                                       2005      1.301          1.422           121,684
                                                       2004      1.150          1.301           130,104
                                                       2003      0.973          1.150            85,949
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.458          1.539                --
                                                       2005      1.450          1.458            92,226
                                                       2004      1.302          1.450            27,016
                                                       2003      0.974          1.302             5,936
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.225          1.261                --
                                                       2005      1.219          1.225         1,931,053
                                                       2004      1.121          1.219         1,886,360
                                                       2003      0.986          1.121         1,674,573
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.158          1.248                --
                                                       2005      1.114          1.158            55,119
                                                       2004      1.000          1.114            13,187

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.516          1.737                --
                                                       2005      1.419          1.516           187,814
                                                       2004      1.256          1.419           120,602
                                                       2003      1.001          1.256            47,064
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.355          1.434                --
                                                       2005      1.310          1.355           160,260
                                                       2004      1.208          1.310           160,221
                                                       2003      1.000          1.208            15,008

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.086                --
                                                       2005      1.000          1.034                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.101          1.109                --
                                                       2005      1.088          1.101           206,711
                                                       2004      1.000          1.088            92,201

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.343          1.397                --
                                                       2005      1.348          1.343            39,402
                                                       2004      1.254          1.348            39,721
                                                       2003      0.969          1.254            36,786
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.274                --
                                                       2005      1.000          1.109                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.264                --
                                                       2005      1.000          1.105                --

  Travelers Van Kampen Enterprise Subaccount (1/00)..  2006      1.263          1.307                --
                                                       2005      1.200          1.263            14,916
                                                       2004      1.184          1.200            11,065
                                                       2003      0.966          1.184            12,206
                                                       2002      1.000          0.966                --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (10/01)............................................  2008      1.502          1.430                --
                                                       2007      1.316          1.502           117,177
                                                       2006      1.311          1.316           126,265
                                                       2005      1.245          1.311           135,330
                                                       2004      1.192          1.245           143,021
                                                       2003      0.959          1.192           139,962
                                                       2002      1.000          0.959                --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2009.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2009 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund, Inc.-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class I and is no longer available as a funding option.

            CONDENSED FINANCIAL INFORMATION -- PORTFOLIO ARCHITECT 3

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.05%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.151                --
                                                       2006      1.000          1.077            59,545

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.025          1.075                --
                                                       2005      0.991          1.025           205,665
                                                       2004      0.956          0.991           326,881
                                                       2003      0.780          0.956           329,058
                                                       2002      1.142          0.780           360,945
                                                       2001      1.000          1.142            71,942

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.156          1.126                --
                                                       2005      1.028          1.156           347,920
                                                       2004      0.968          1.028           372,515
                                                       2003      0.801          0.968           394,719
                                                       2002      1.182          0.801           422,138
                                                       2001      1.000          1.182           170,836

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.310          1.826           492,396
                                                       2008      2.171          1.310           503,803
                                                       2007      1.929          2.171           688,333
                                                       2006      1.635          1.929           927,883
                                                       2005      1.463          1.635         1,027,930
                                                       2004      1.316          1.463         1,070,524
                                                       2003      0.993          1.316         1,046,278
                                                       2002      1.187          0.993         1,010,551
                                                       2001      1.000          1.187           198,467

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.005          1.372         1,634,039
                                                       2008      1.830          1.005         1,731,530
                                                       2007      1.663          1.830         2,194,734
                                                       2006      1.540          1.663         3,051,113
                                                       2005      1.353          1.540         3,359,314
                                                       2004      1.227          1.353         3,533,116
                                                       2003      0.916          1.227         2,628,725
                                                       2002      1.237          0.916         1,878,262
                                                       2001      1.000          1.237           983,277

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.940          1.209         1,497,875
                                                       2008      1.544          0.940         1,807,005
                                                       2007      1.501          1.544         2,621,532
                                                       2006      1.330          1.501         3,467,098
                                                       2005      1.282          1.330         4,282,897
                                                       2004      1.186          1.282         4,657,202
                                                       2003      0.914          1.186         4,375,502
                                                       2002      1.143          0.914         3,413,144
                                                       2001      1.000          1.143           514,638

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.287          1.272                --
                                                       2005      1.111          1.287            48,830
                                                       2004      0.949          1.111            48,121
                                                       2003      0.775          0.949            47,448
                                                       2002      1.000          0.775            13,963

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (3/02).............................................  2007      2.230          2.332                --
                                                       2006      1.717          2.230             3,768
                                                       2005      1.370          1.717             3,768
                                                       2004      1.119          1.370             3,768
                                                       2003      0.799          1.119             3,768
                                                       2002      1.000          0.799             3,768

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.690          2.196                --
                                                       2005      1.609          1.690           247,390
                                                       2004      1.250          1.609           316,497
                                                       2003      0.952          1.250           324,500
                                                       2002      1.000          0.952           254,096

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.194          1.141                --
                                                       2007      1.138          1.194            23,617
                                                       2006      0.997          1.138            22,888
                                                       2005      0.975          0.997            40,547
                                                       2004      0.948          0.975            40,791
                                                       2003      0.798          0.948            48,092
                                                       2002      1.000          0.798                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      0.970          0.915                --
                                                       2007      1.114          0.970            59,385
                                                       2006      1.096          1.114            62,792
                                                       2005      1.057          1.096           104,511
                                                       2004      0.969          1.057           104,238
                                                       2003      0.751          0.969            87,565
                                                       2002      1.000          0.751            30,660

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408                --
                                                       2005      1.201          1.297            50,359
                                                       2004      1.074          1.201            44,617
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.440                --
                                                       2005      1.199          1.294            21,349
                                                       2004      1.067          1.199            16,503
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2009      0.987          1.310            41,555
                                                       2008      1.758          0.987            50,351
                                                       2007      1.530          1.758            40,324
                                                       2006      1.402          1.530            49,696
                                                       2005      1.226          1.402           148,325
                                                       2004      1.087          1.226           173,596
                                                       2003      0.865          1.087           167,866
                                                       2002      1.000          0.865            98,257

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2009      0.829          1.103                --
                                                       2008      1.443          0.829                --
                                                       2007      1.380          1.443                --
                                                       2006      1.238          1.380                --
                                                       2005      1.047          1.238                --
                                                       2004      1.055          1.047                --
                                                       2003      0.862          1.055                --
                                                       2002      1.000          0.862                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.201          1.644           289,772
                                                       2008      2.030          1.201           341,738
                                                       2007      1.796          2.030           357,352
                                                       2006      1.631          1.796           459,141
                                                       2005      1.411          1.631           445,909
                                                       2004      1.155          1.411           361,681
                                                       2003      0.853          1.155           255,006
                                                       2002      1.000          0.853           148,547

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.233          1.430                --
                                                       2005      1.138          1.233           606,220
                                                       2004      1.031          1.138           549,617
                                                       2003      0.841          1.031           406,480
                                                       2002      1.000          0.841           111,997

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.482          3.163                --
                                                       2007      2.760          3.482           112,593
                                                       2006      2.199          2.760           115,958
                                                       2005      1.761          2.199            75,757
                                                       2004      1.442          1.761            62,765
                                                       2003      1.000          1.442            27,068

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.154          1.550           461,577
                                                       2008      1.976          1.154           676,353
                                                       2007      1.747          1.976           729,839
                                                       2006      1.469          1.747           853,741
                                                       2005      1.361          1.469           908,858
                                                       2004      1.172          1.361           953,288
                                                       2003      0.904          1.172           513,949
                                                       2002      1.134          0.904           319,815
                                                       2001      1.000          1.134            47,591

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.237          1.477                --
                                                       2005      1.160          1.237           145,298
                                                       2004      1.020          1.160            72,027
                                                       2003      0.788          1.020            27,006
                                                       2002      1.000          0.788            17,719

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.057          1.080                --
                                                       2005      1.065          1.057                --
                                                       2004      1.000          1.065                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.135          1.171                --
                                                       2005      1.076          1.135             2,009
                                                       2004      1.015          1.076            11,325
                                                       2003      0.911          1.015            12,720
                                                       2002      1.000          0.911             4,844

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2009      0.964          1.187                --
                                                       2008      1.387          0.964             4,621
                                                       2007      1.163          1.387                --
                                                       2006      1.117          1.163                --
                                                       2005      1.015          1.117                --
                                                       2004      0.907          1.015                --
                                                       2003      0.733          0.907                --
                                                       2002      1.000          0.733                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2009      0.665          1.023            17,308
                                                       2008      1.212          0.665            23,725
                                                       2007      1.017          1.212            27,371
                                                       2006      0.962          1.017            27,384
                                                       2005      0.880          0.962            37,943
                                                       2004      0.894          0.880            37,960
                                                       2003      0.623          0.894            36,011
                                                       2002      1.000          0.623                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.173          1.103                --
                                                       2007      1.095          1.173            10,594
                                                       2006      0.947          1.095            18,390
                                                       2005      0.916          0.947            18,393
                                                       2004      0.894          0.916            18,396
                                                       2003      0.738          0.894            17,668
                                                       2002      1.000          0.738            17,318

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.525          1.705                --
                                                       2005      1.497          1.525            27,875
                                                       2004      1.330          1.497            17,906
                                                       2003      1.000          1.330             4,618

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.769          1.013         1,283,152
                                                       2008      1.317          0.769         1,410,045
                                                       2007      1.370          1.317         1,574,995

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      1.009          1.208           817,848
                                                       2008      1.458          1.009           748,127
                                                       2007      1.412          1.458           952,825

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.942          1.194           833,873
                                                       2008      1.517          0.942           899,751
                                                       2007      1.588          1.517         1,139,248

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (10/01)..................................  2009      0.930          1.134           235,588
                                                       2008      1.474          0.930           535,985
                                                       2007      1.448          1.474           555,205
                                                       2006      1.250          1.448           427,683
                                                       2005      1.197          1.250           522,604
                                                       2004      1.107          1.197           554,866
                                                       2003      0.854          1.107           636,125
                                                       2002      1.133          0.854           526,307
                                                       2001      1.000          1.133            14,994

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.828          1.155           461,768
                                                       2008      1.348          0.828           538,204
                                                       2007      1.351          1.348           587,902

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2009      0.939          1.313           120,371
                                                       2008      1.616          0.939           156,691
                                                       2007      1.499          1.616           203,696
                                                       2006      1.357          1.499           213,822
                                                       2005      1.320          1.357           245,178
                                                       2004      1.171          1.320           305,578
                                                       2003      0.802          1.171           295,575
                                                       2002      1.255          0.802           244,170
                                                       2001      1.000          1.255            22,533

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.850          0.826                --
                                                       2008      1.388          0.850           152,863
                                                       2007      1.351          1.388           242,321
                                                       2006      1.198          1.351           246,110
                                                       2005      1.173          1.198           434,032
                                                       2004      1.086          1.173           499,129
                                                       2003      0.867          1.086           389,159
                                                       2002      1.141          0.867           162,856
                                                       2001      1.000          1.141                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.927          1.115                --
                                                       2008      1.264          0.927                --
                                                       2007      1.164          1.264                --
                                                       2006      1.103          1.164                --
                                                       2005      1.078          1.103                --
                                                       2004      1.000          1.078                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.775          0.892            26,679
                                                       2008      1.004          0.775            24,497
                                                       2007      1.011          1.004            25,789
                                                       2006      0.991          1.011            35,261
                                                       2005      0.989          0.991            38,858
                                                       2004      0.997          0.989            19,753
                                                       2003      1.000          0.997               579

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.411          1.478                --
                                                       2006      1.219          1.411           595,112
                                                       2005      1.196          1.219           710,038
                                                       2004      1.127          1.196           850,183
                                                       2003      0.827          1.127           867,910
                                                       2002      1.127          0.827           838,091
                                                       2001      1.000          1.127            74,887

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/02).............................................  2007      1.169          1.216                --
                                                       2006      1.145          1.169            26,832
                                                       2005      1.111          1.145            25,564
                                                       2004      1.128          1.111            25,077
                                                       2003      0.797          1.128            24,323
                                                       2002      1.000          0.797             4,749

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2007      1.297          1.341                --
                                                       2006      1.192          1.297               192
                                                       2005      1.107          1.192             5,241
                                                       2004      1.035          1.107             5,464
                                                       2003      0.754          1.035             5,467
                                                       2002      1.000          0.754                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (1/00).............................................  2007      1.206          1.258                --
                                                       2006      1.095          1.206             4,227
                                                       2005      1.079          1.095             4,232
                                                       2004      1.016          1.079             4,237
                                                       2003      0.797          1.016             2,931
                                                       2002      1.000          0.797                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.589          1.649                --
                                                       2006      1.383          1.589         1,067,268
                                                       2005      1.368          1.383         1,103,425
                                                       2004      1.239          1.368         1,091,516
                                                       2003      1.000          1.239           207,608

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.777          1.956                --
                                                       2006      1.616          1.777           798,547
                                                       2005      1.524          1.616           848,933
                                                       2004      1.254          1.524           748,357
                                                       2003      1.000          1.254           254,809

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.092          1.125                --
                                                       2005      1.073          1.092                --
                                                       2004      1.000          1.073                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.403          1.350                --
                                                       2007      1.350          1.403           111,126
                                                       2006      1.423          1.350           132,174

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      1.039          1.500            55,012
                                                       2008      1.397          1.039            67,549
                                                       2007      1.388          1.397           131,342
                                                       2006      1.321          1.388           211,798

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.398          1.463                --
                                                       2006      1.324          1.398           233,370

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.895          1.046           124,137
                                                       2008      1.458          0.895           150,349
                                                       2007      1.451          1.458           199,400

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.581          0.770           137,131
                                                       2008      1.015          0.581           175,735
                                                       2007      1.216          1.015           312,931
                                                       2006      1.003          1.216           466,627

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.958          1.212             6,991
                                                       2008      1.308          0.958             6,015
                                                       2007      1.348          1.308             5,718
                                                       2006      1.269          1.348             2,871

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.917          1.397           349,810
                                                       2008      1.579          0.917           370,486
                                                       2007      1.626          1.579           412,945
                                                       2006      1.480          1.626           453,404

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      0.946          1.328            64,050
                                                       2008      1.661          0.946            68,723
                                                       2007      1.300          1.661            51,966
                                                       2006      1.272          1.300            48,840

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.665          0.892             3,202
                                                       2008      1.101          0.665             4,006
                                                       2007      1.246          1.101             1,179

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.905          0.894                --
                                                       2008      1.235          0.905                --
                                                       2007      1.186          1.235                --
                                                       2006      1.125          1.186                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.102          1.480            87,779
                                                       2008      1.378          1.102            96,720
                                                       2007      1.316          1.378           147,688
                                                       2006      1.260          1.316           155,315

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.683          0.793           170,212
                                                       2008      1.094          0.683           168,060
                                                       2007      1.074          1.094           224,390
                                                       2006      1.001          1.074           224,507

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.632          0.783           928,176
                                                       2008      1.053          0.632           958,675
                                                       2007      1.069          1.053         1,143,115
                                                       2006      1.002          1.069            27,728

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.817          0.775                --
                                                       2008      1.454          0.817            24,483
                                                       2007      1.326          1.454             8,822
                                                       2006      1.346          1.326            10,530

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.830          1.092             1,792
                                                       2008      1.380          0.830             1,792
                                                       2007      1.265          1.380             1,792
                                                       2006      1.278          1.265                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.273          2.109            15,857
                                                       2008      2.912          1.273             7,352
                                                       2007      2.318          2.912             3,768

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.447          2.395            86,880
                                                       2008      3.168          1.447            96,034

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.150          1.482           131,885
                                                       2008      2.036          1.150           137,886
                                                       2007      1.945          2.036           155,426

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.085          1.258           558,683
                                                       2008      1.186          1.085           626,176
                                                       2007      1.124          1.186           610,074

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.308          1.454         2,656,466

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.053          1.278            89,295
                                                       2008      1.600          1.053            68,653
                                                       2007      1.556          1.600            95,329
                                                       2006      1.451          1.556            81,703

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.143          1.260                --
                                                       2006      1.090          1.143             1,179

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.054          1.375            78,503
                                                       2008      1.206          1.054           107,998
                                                       2007      1.154          1.206           101,535
                                                       2006      1.117          1.154           101,664

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.670          0.830           525,205
                                                       2008      0.974          0.670           523,515
                                                       2007      1.026          0.974           573,020
                                                       2006      1.003          1.026           131,901

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.787          0.980           166,996

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.732          1.127             8,375
                                                       2008      1.323          0.732             8,375

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.535          0.783           219,833
                                                       2008      1.007          0.535           236,217
                                                       2007      0.854          1.007           249,539
                                                       2006      0.877          0.854           260,526

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.123          1.205             2,329
                                                       2008      1.187          1.123             3,620
                                                       2007      1.140          1.187            30,422
                                                       2006      1.101          1.140                --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.907          1.049                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.715          0.898           174,100

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.043          1.027           318,574
                                                       2008      1.035          1.043           407,918
                                                       2007      1.006          1.035           440,208
                                                       2006      0.987          1.006           519,111

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.665          0.657                --
                                                       2008      1.136          0.665            50,041
                                                       2007      1.203          1.136            48,315

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.700          0.905            15,787
                                                       2008      1.137          0.700            15,795

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.668          0.696                --
                                                       2008      1.236          0.668           157,097
                                                       2007      1.214          1.236           172,811
                                                       2006      1.201          1.214           208,263

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.882          1.051           287,175
                                                       2008      1.475          0.882           312,384
                                                       2007      1.447          1.475           383,653
                                                       2006      1.415          1.447           490,839

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.624          0.804                --
                                                       2008      1.069          0.624                --
                                                       2007      1.057          1.069                --
                                                       2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.902          1.065                --
                                                       2008      1.075          0.902                --
                                                       2007      1.040          1.075                --
                                                       2006      1.001          1.040                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.825          1.000           104,702
                                                       2008      1.074          0.825           116,283
                                                       2007      1.046          1.074                --
                                                       2006      1.002          1.046             8,483

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.751          0.931           436,032
                                                       2008      1.075          0.751           300,985
                                                       2007      1.051          1.075           473,367
                                                       2006      1.002          1.051           293,332

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.683          0.864                --
                                                       2008      1.074          0.683                --
                                                       2007      1.056          1.074                --
                                                       2006      1.002          1.056                --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.854          1.048           150,629

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.076          1.247         1,108,857
                                                       2008      1.413          1.076         1,277,298
                                                       2007      1.385          1.413         1,770,342
                                                       2006      1.299          1.385         2,329,161

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.966          1.143            43,556
                                                       2008      1.461          0.966            71,259
                                                       2007      1.385          1.461           100,257
                                                       2006      1.257          1.385            61,385

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.635          0.870           152,472
                                                       2008      1.091          0.635           185,229
                                                       2007      1.048          1.091           232,162
                                                       2006      0.996          1.048           216,565

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.647          0.907           196,538
                                                       2008      1.139          0.647           226,017
                                                       2007      1.066          1.139           217,096
                                                       2006      0.998          1.066           244,796

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2009      0.601          0.816            42,612
                                                       2008      0.917          0.601            44,019

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.143          1.185                --
                                                       2006      1.080          1.143                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.065          1.090             2,195
                                                       2008      1.089          1.065            16,951
                                                       2007      1.064          1.089                --
                                                       2006      1.031          1.064               733

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.980          0.987                --
                                                       2005      0.972          0.980           120,340
                                                       2004      0.982          0.972           320,499
                                                       2003      0.995          0.982           486,707
                                                       2002      1.000          0.995           187,176

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.108          1.323                --
                                                       2005      1.069          1.108             2,792
                                                       2004      1.000          1.069                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.119                --
                                                       2006      1.113          1.099           680,672
                                                       2005      1.113          1.113           622,991
                                                       2004      1.043          1.113           537,157
                                                       2003      1.000          1.043           241,210

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.265          1.305                --
                                                       2008      1.232          1.265         3,154,465
                                                       2007      1.156          1.232         3,525,232
                                                       2006      1.137          1.156         3,564,596
                                                       2005      1.132          1.137         4,132,025
                                                       2004      1.102          1.132         5,302,373
                                                       2003      1.071          1.102         5,603,583
                                                       2002      1.002          1.071         4,649,600
                                                       2001      1.000          1.002           359,558

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.432          1.327                --
                                                       2007      1.325          1.432             8,375
                                                       2006      1.218          1.325             8,375
                                                       2005      1.159          1.218             8,375
                                                       2004      1.100          1.159           155,269
                                                       2003      0.850          1.100           172,684
                                                       2002      1.233          0.850            67,678
                                                       2001      1.000          1.233                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.809          1.955                --
                                                       2006      1.445          1.809           142,465
                                                       2005      1.315          1.445           208,427
                                                       2004      1.155          1.315           245,992
                                                       2003      0.917          1.155           262,993
                                                       2002      1.137          0.917           209,372
                                                       2001      1.000          1.137             4,558

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      2.135          2.276                --
                                                       2006      1.858          2.135           269,546
                                                       2005      1.771          1.858           342,993
                                                       2004      1.433          1.771           415,868
                                                       2003      0.977          1.433           407,261
                                                       2002      1.220          0.977           286,310
                                                       2001      1.000          1.220            98,292

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.266          1.346                --
                                                       2005      1.189          1.266            23,272
                                                       2004      1.139          1.189           101,154
                                                       2003      0.899          1.139           100,587
                                                       2002      1.206          0.899            99,352
                                                       2001      1.000          1.206            12,840

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.184          1.260                --
                                                       2005      1.204          1.184           159,648
                                                       2004      1.156          1.204           127,245
                                                       2003      0.935          1.156           108,925
                                                       2002      1.000          0.935            26,056

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.304          1.423                --
                                                       2005      1.184          1.304           144,007
                                                       2004      1.038          1.184           142,087
                                                       2003      0.792          1.038           112,878
                                                       2002      1.000          0.792            53,735

  Travelers Equity Income Subaccount (11/01).........  2006      1.348          1.415                --
                                                       2005      1.317          1.348           603,020
                                                       2004      1.224          1.317           664,550
                                                       2003      0.952          1.224           643,020
                                                       2002      1.129          0.952           397,607
                                                       2001      1.000          1.129            10,873

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.290          1.321                --
                                                       2005      1.284          1.290           250,936
                                                       2004      1.187          1.284           225,563
                                                       2003      0.990          1.187           218,017
                                                       2002      1.000          0.990            87,108

  Travelers Federated Stock Subaccount (3/02)........  2006      1.091          1.128                --
                                                       2005      1.058          1.091               550
                                                       2004      0.977          1.058               551
                                                       2003      0.781          0.977               553
                                                       2002      1.000          0.781                --

  Travelers Large Cap Subaccount (10/01).............  2006      1.167          1.201                --
                                                       2005      1.096          1.167           113,401
                                                       2004      1.050          1.096           141,124
                                                       2003      0.860          1.050           147,137
                                                       2002      1.137          0.860            95,934
                                                       2001      1.000          1.137             8,222

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.107          1.175                --
                                                       2005      1.000          1.107                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.020                --
                                                       2005      1.000          1.018                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.088                --
                                                       2005      1.000          1.052            14,308

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130                --
                                                       2005      1.000          1.085                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.029          1.047                --
                                                       2005      1.000          1.029                --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.249          1.324                --
                                                       2005      1.137          1.249           262,368
                                                       2004      1.002          1.137           282,156
                                                       2003      0.844          1.002           264,799
                                                       2002      1.151          0.844           226,138
                                                       2001      1.000          1.151            20,414

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      0.830          0.877                --
                                                       2005      0.822          0.830           290,467
                                                       2004      0.736          0.822            43,480
                                                       2003      0.548          0.736            29,675
                                                       2002      1.000          0.548             4,683

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.261          1.299                --
                                                       2005      1.250          1.261         2,634,731
                                                       2004      1.144          1.250         3,026,672
                                                       2003      1.002          1.144         3,043,996
                                                       2002      1.080          1.002         2,625,598
                                                       2001      1.000          1.080           476,441

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.165          1.257                --
                                                       2005      1.117          1.165            48,422
                                                       2004      1.000          1.117            23,139

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.290          1.480                --
                                                       2005      1.202          1.290           515,266
                                                       2004      1.060          1.202           451,988
                                                       2003      0.842          1.060           377,074
                                                       2002      1.000          0.842            10,138

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.370          1.451                --
                                                       2005      1.319          1.370            10,011
                                                       2004      1.212          1.319             5,416
                                                       2003      1.000          1.212                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.090                --
                                                       2005      1.000          1.037                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.108          1.117                --
                                                       2005      1.091          1.108           120,414
                                                       2004      1.000          1.091            37,354

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.113          1.101                --
                                                       2005      1.118          1.113            72,091
                                                       2004      1.104          1.118            69,611
                                                       2003      1.054          1.104            74,097
                                                       2002      1.000          1.054            20,923

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.047          1.091                --
                                                       2005      1.047          1.047           241,361
                                                       2004      0.970          1.047           326,300
                                                       2003      0.747          0.970           343,430
                                                       2002      1.148          0.747           286,272
                                                       2001      1.000          1.148            85,438

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278                --
                                                       2005      1.000          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269                --
                                                       2005      1.000          1.108                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.071          1.031                --
                                                       2005      1.048          1.071               687
                                                       2004      1.000          1.048                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.786          0.762                --
                                                       2008      1.250          0.786           187,248
                                                       2007      1.307          1.250           291,557
                                                       2006      1.149          1.307           318,105
                                                       2005      1.127          1.149           406,718
                                                       2004      0.979          1.127           367,381
                                                       2003      0.764          0.979           277,386
                                                       2002      1.000          0.764            94,785

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.614          0.629                --
                                                       2008      1.102          0.614             1,983
                                                       2007      1.000          1.102             1,803
                                                       2006      0.956          1.000             2,074
                                                       2005      0.904          0.956             2,096
                                                       2004      0.889          0.904             1,002
                                                       2003      0.722          0.889               899
                                                       2002      1.000          0.722                --




             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.10%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.076          1.151                --
                                                       2006      1.000          1.076                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.191          1.249                --
                                                       2005      1.152          1.191                --
                                                       2004      1.112          1.152                --
                                                       2003      1.000          1.112                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.304          1.269                --
                                                       2005      1.159          1.304                --
                                                       2004      1.093          1.159                --
                                                       2003      1.000          1.093                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.179          1.643           195,446
                                                       2008      1.955          1.179           288,225
                                                       2007      1.738          1.955           310,264
                                                       2006      1.474          1.738           310,194
                                                       2005      1.319          1.474           212,785
                                                       2004      1.187          1.319           120,005
                                                       2003      1.000          1.187            75,501

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.938          1.281         1,054,414
                                                       2008      1.710          0.938         1,274,695
                                                       2007      1.554          1.710         1,391,037
                                                       2006      1.440          1.554         1,396,522
                                                       2005      1.266          1.440           886,386
                                                       2004      1.149          1.266           324,421
                                                       2003      1.000          1.149            87,646

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.907          1.165           665,171
                                                       2008      1.490          0.907           708,281
                                                       2007      1.449          1.490           746,239
                                                       2006      1.284          1.449           750,829
                                                       2005      1.239          1.284           505,039
                                                       2004      1.147          1.239           232,783
                                                       2003      1.000          1.147            87,906

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.551          1.532                --
                                                       2005      1.340          1.551            73,943
                                                       2004      1.145          1.340                --
                                                       2003      1.000          1.145                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (3/02).............................................  2007      2.433          2.545                --
                                                       2006      1.875          2.433                --
                                                       2005      1.496          1.875                --
                                                       2004      1.223          1.496                --
                                                       2003      1.000          1.223                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.543          2.004                --
                                                       2005      1.470          1.543             1,987
                                                       2004      1.143          1.470                --
                                                       2003      1.000          1.143                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.399          1.337                --
                                                       2007      1.334          1.399                --
                                                       2006      1.169          1.334                --
                                                       2005      1.144          1.169                --
                                                       2004      1.112          1.144                --
                                                       2003      1.000          1.112                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.148          1.082                --
                                                       2007      1.318          1.148                --
                                                       2006      1.297          1.318                --
                                                       2005      1.252          1.297                --
                                                       2004      1.148          1.252                --
                                                       2003      1.000          1.148                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406                --
                                                       2005      1.201          1.295            15,490
                                                       2004      1.074          1.201                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.439                --
                                                       2005      1.199          1.293           138,448
                                                       2004      1.067          1.199                --
                                                       2003      1.000          1.067                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2009      1.033          1.371                --
                                                       2008      1.842          1.033                --
                                                       2007      1.603          1.842                --
                                                       2006      1.469          1.603                --
                                                       2005      1.286          1.469                --
                                                       2004      1.141          1.286                --
                                                       2003      1.000          1.141                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2009      0.867          1.152                --
                                                       2008      1.509          0.867                --
                                                       2007      1.444          1.509                --
                                                       2006      1.295          1.444                --
                                                       2005      1.096          1.295                --
                                                       2004      1.105          1.096                --
                                                       2003      1.000          1.105                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.242          1.700            85,778
                                                       2008      2.101          1.242            56,548
                                                       2007      1.860          2.101           133,709
                                                       2006      1.690          1.860           110,289
                                                       2005      1.462          1.690            65,896
                                                       2004      1.198          1.462             4,757
                                                       2003      1.000          1.198                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547                --
                                                       2005      1.232          1.334           279,090
                                                       2004      1.117          1.232            40,828
                                                       2003      1.000          1.117                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.044          2.765                --
                                                       2007      2.414          3.044            99,964
                                                       2006      1.924          2.414           109,390
                                                       2005      1.542          1.924            39,664
                                                       2004      1.263          1.542                --
                                                       2003      1.000          1.263                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.155          1.550           304,453
                                                       2008      1.979          1.155           316,483
                                                       2007      1.750          1.979           402,806
                                                       2006      1.472          1.750           352,954
                                                       2005      1.364          1.472           172,546
                                                       2004      1.175          1.364            10,115
                                                       2003      1.000          1.175                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.406          1.678                --
                                                       2005      1.319          1.406           121,975
                                                       2004      1.161          1.319                --
                                                       2003      1.000          1.161                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.057          1.078                --
                                                       2005      1.065          1.057                --
                                                       2004      1.000          1.065                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.204          1.241                --
                                                       2005      1.142          1.204                --
                                                       2004      1.077          1.142                --
                                                       2003      1.000          1.077                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2009      1.185          1.458                --
                                                       2008      1.705          1.185                --
                                                       2007      1.431          1.705                --
                                                       2006      1.374          1.431                --
                                                       2005      1.249          1.374                --
                                                       2004      1.117          1.249                --
                                                       2003      1.000          1.117                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2009      0.890          1.368                --
                                                       2008      1.623          0.890                --
                                                       2007      1.362          1.623                --
                                                       2006      1.290          1.362                --
                                                       2005      1.181          1.290                --
                                                       2004      1.199          1.181                --
                                                       2003      1.000          1.199                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.494          1.405                --
                                                       2007      1.395          1.494                --
                                                       2006      1.208          1.395                --
                                                       2005      1.168          1.208                --
                                                       2004      1.141          1.168                --
                                                       2003      1.000          1.141                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502                --
                                                       2005      1.320          1.344           107,190
                                                       2004      1.173          1.320             4,856
                                                       2003      1.000          1.173                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.826          1.088           231,614
                                                       2008      1.415          0.826           235,408
                                                       2007      1.473          1.415           271,599

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      1.006          1.203           164,808
                                                       2008      1.453          1.006           106,290
                                                       2007      1.409          1.453           124,725

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.895          1.134           207,006
                                                       2008      1.441          0.895           203,562
                                                       2007      1.510          1.441           233,632

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (10/01)..................................  2009      0.960          1.171            10,721
                                                       2008      1.523          0.960            10,724
                                                       2007      1.498          1.523            10,724
                                                       2006      1.293          1.498            10,724
                                                       2005      1.240          1.293             5,937
                                                       2004      1.147          1.240                --
                                                       2003      1.000          1.147                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.767          1.070            47,798
                                                       2008      1.250          0.767            49,039
                                                       2007      1.252          1.250            48,526

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2009      0.989          1.382            18,520
                                                       2008      1.703          0.989            18,905
                                                       2007      1.581          1.703            18,508
                                                       2006      1.432          1.581            11,063
                                                       2005      1.394          1.432            11,063
                                                       2004      1.236          1.394                --
                                                       2003      1.000          1.236                --

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.882          0.858                --
                                                       2008      1.442          0.882            61,652
                                                       2007      1.403          1.442            61,718
                                                       2006      1.245          1.403            62,113
                                                       2005      1.219          1.245            60,652
                                                       2004      1.130          1.219            54,008
                                                       2003      1.000          1.130                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.924          1.112                --
                                                       2008      1.262          0.924                --
                                                       2007      1.162          1.262                --
                                                       2006      1.102          1.162                --
                                                       2005      1.078          1.102                --
                                                       2004      1.000          1.078                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.773          0.889            48,279
                                                       2008      1.002          0.773            48,261
                                                       2007      1.010          1.002            47,967
                                                       2006      0.990          1.010            52,538
                                                       2005      0.988          0.990            45,856
                                                       2004      0.997          0.988            31,864
                                                       2003      1.000          0.997             2,406

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.462          1.532                --
                                                       2006      1.264          1.462                --
                                                       2005      1.241          1.264            37,563
                                                       2004      1.170          1.241            37,563
                                                       2003      1.000          1.170                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/02).............................................  2007      1.203          1.251                --
                                                       2006      1.179          1.203                --
                                                       2005      1.144          1.179                --
                                                       2004      1.162          1.144                --
                                                       2003      1.000          1.162                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2007      1.432          1.480                --
                                                       2006      1.316          1.432                --
                                                       2005      1.223          1.316                --
                                                       2004      1.145          1.223                --
                                                       2003      1.000          1.145                --

  LMPVPII Growth and Income Subaccount (Class I)
  (1/00).............................................  2007      1.334          1.391                --
                                                       2006      1.212          1.334                --
                                                       2005      1.194          1.212                --
                                                       2004      1.125          1.194                --
                                                       2003      1.000          1.125                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.461          1.515                --
                                                       2006      1.272          1.461           115,005
                                                       2005      1.258          1.272           107,753
                                                       2004      1.140          1.258                --
                                                       2003      1.000          1.140                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.635          1.799                --
                                                       2006      1.488          1.635           199,359
                                                       2005      1.404          1.488           173,124
                                                       2004      1.156          1.404            42,026
                                                       2003      1.000          1.156                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.091          1.124                --
                                                       2005      1.073          1.091                --
                                                       2004      1.000          1.073                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.581          1.522                --
                                                       2007      1.523          1.581                --
                                                       2006      1.604          1.523                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      0.952          1.374                --
                                                       2008      1.281          0.952                --
                                                       2007      1.273          1.281                --
                                                       2006      1.212          1.273                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.518          1.589                --
                                                       2006      1.438          1.518                --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.971          1.134                --
                                                       2008      1.582          0.971                --
                                                       2007      1.576          1.582                --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.581          0.768                --
                                                       2008      1.014          0.581                --
                                                       2007      1.216          1.014            60,280
                                                       2006      1.003          1.216            34,117

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.956          1.209             1,955
                                                       2008      1.306          0.956             1,957
                                                       2007      1.347          1.306                --
                                                       2006      1.268          1.347                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.999          1.521           147,125
                                                       2008      1.722          0.999           154,804
                                                       2007      1.774          1.722           152,304
                                                       2006      1.615          1.774           125,236

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.138          1.596            48,101
                                                       2008      2.000          1.138            61,842
                                                       2007      1.565          2.000            63,316
                                                       2006      1.532          1.565            69,085

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.664          0.890                --
                                                       2008      1.100          0.664                --
                                                       2007      1.245          1.100                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.903          0.891                --
                                                       2008      1.233          0.903                --
                                                       2007      1.184          1.233                --
                                                       2006      1.124          1.184                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.048          1.408                --
                                                       2008      1.312          1.048                --
                                                       2007      1.254          1.312                --
                                                       2006      1.201          1.254                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.682          0.791                --
                                                       2008      1.093          0.682                --
                                                       2007      1.074          1.093                --
                                                       2006      1.001          1.074                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.631          0.782           250,826
                                                       2008      1.052          0.631           278,321
                                                       2007      1.068          1.052           287,555
                                                       2006      1.002          1.068                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.813          0.771                --
                                                       2008      1.448          0.813                --
                                                       2007      1.321          1.448                --
                                                       2006      1.342          1.321                --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.829          1.089                --
                                                       2008      1.379          0.829                --
                                                       2007      1.264          1.379                --
                                                       2006      1.278          1.264                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.387          2.298                --
                                                       2008      3.176          1.387                --
                                                       2007      2.529          3.176                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.264          2.091            73,803
                                                       2008      2.769          1.264           154,882

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.172          1.510               695
                                                       2008      2.077          1.172               696
                                                       2007      1.984          2.077                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.085          1.257           289,744
                                                       2008      1.186          1.085           280,038
                                                       2007      1.124          1.186           307,968

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.213          1.347         1,004,038

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.977          1.185                --
                                                       2008      1.485          0.977                --
                                                       2007      1.445          1.485                --
                                                       2006      1.348          1.445                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.142          1.259                --
                                                       2006      1.089          1.142                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.052          1.371           336,639
                                                       2008      1.203          1.052           329,226
                                                       2007      1.153          1.203           482,222
                                                       2006      1.116          1.153           475,545

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.669          0.828           301,892
                                                       2008      0.974          0.669           316,896
                                                       2007      1.025          0.974           346,054
                                                       2006      1.003          1.025           335,357

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.911          1.133                --

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.747          1.151                --
                                                       2008      1.351          0.747                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.822          1.201             5,007
                                                       2008      1.546          0.822             5,011
                                                       2007      1.312          1.546             6,145
                                                       2006      1.348          1.312             7,142

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.039          1.114                --
                                                       2008      1.099          1.039                --
                                                       2007      1.056          1.099                --
                                                       2006      1.020          1.056                --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.905          1.046                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.763          0.957             7,821

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.054          1.036           151,660
                                                       2008      1.046          1.054            54,462
                                                       2007      1.017          1.046             9,494
                                                       2006      0.998          1.017                --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.737          0.727                --
                                                       2008      1.259          0.737                --
                                                       2007      1.334          1.259                --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.819          1.059                --
                                                       2008      1.331          0.819                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.713          0.743                --
                                                       2008      1.319          0.713             7,819
                                                       2007      1.296          1.319             7,232
                                                       2006      1.283          1.296             7,020

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.814          0.970            32,795
                                                       2008      1.362          0.814            38,386
                                                       2007      1.337          1.362            37,443
                                                       2006      1.308          1.337            45,657

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.623          0.802                --
                                                       2008      1.068          0.623                --
                                                       2007      1.057          1.068                --
                                                       2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.900          1.063                --
                                                       2008      1.074          0.900                --
                                                       2007      1.039          1.074                --
                                                       2006      1.001          1.039                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.824          0.998                --
                                                       2008      1.073          0.824                --
                                                       2007      1.046          1.073                --
                                                       2006      1.002          1.046                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.750          0.930                --
                                                       2008      1.074          0.750                --
                                                       2007      1.051          1.074                --
                                                       2006      1.002          1.051                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.682          0.862                --
                                                       2008      1.074          0.682                --
                                                       2007      1.056          1.074            65,004
                                                       2006      1.002          1.056            64,097

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.887          1.087             8,358

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.011          1.172           290,963
                                                       2008      1.329          1.011           384,413
                                                       2007      1.303          1.329           436,817
                                                       2006      1.223          1.303           522,955

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.963          1.140           152,921
                                                       2008      1.458          0.963           196,369
                                                       2007      1.384          1.458           199,040
                                                       2006      1.256          1.384           206,155

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.634          0.869           355,668
                                                       2008      1.090          0.634           486,995
                                                       2007      1.047          1.090           497,959
                                                       2006      0.996          1.047           511,128

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.647          0.906                --
                                                       2008      1.138          0.647                --
                                                       2007      1.065          1.138                --
                                                       2006      0.998          1.065                --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2009      0.710          0.964                --
                                                       2008      1.084          0.710                --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.142          1.184                --
                                                       2006      1.078          1.142                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.062          1.087                --
                                                       2008      1.087          1.062                --
                                                       2007      1.062          1.087                --
                                                       2006      1.030          1.062                --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.991          0.998                --
                                                       2005      0.984          0.991                --
                                                       2004      0.994          0.984                --
                                                       2003      1.000          0.994                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.107          1.321                --
                                                       2005      1.069          1.107                --
                                                       2004      1.000          1.069                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.120                --
                                                       2006      1.115          1.099           308,701
                                                       2005      1.115          1.115           222,028
                                                       2004      1.046          1.115            35,218
                                                       2003      1.000          1.046             4,700

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.173          1.210                --
                                                       2008      1.143          1.173           952,015
                                                       2007      1.073          1.143           930,897
                                                       2006      1.056          1.073           949,462
                                                       2005      1.052          1.056           830,620
                                                       2004      1.024          1.052           196,452
                                                       2003      1.000          1.024            10,207

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.463          1.356                --
                                                       2007      1.355          1.463                --
                                                       2006      1.246          1.355                --
                                                       2005      1.186          1.246                --
                                                       2004      1.126          1.186                --
                                                       2003      1.000          1.126                --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.845          1.995                --
                                                       2006      1.475          1.845                --
                                                       2005      1.343          1.475                --
                                                       2004      1.180          1.343                --
                                                       2003      1.000          1.180                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      1.839          1.961                --
                                                       2006      1.601          1.839            13,289
                                                       2005      1.528          1.601            13,871
                                                       2004      1.236          1.528             1,314
                                                       2003      1.000          1.236             1,436

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.262          1.342                --
                                                       2005      1.185          1.262                --
                                                       2004      1.136          1.185                --
                                                       2003      1.000          1.136                --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.128          1.201                --
                                                       2005      1.148          1.128                --
                                                       2004      1.103          1.148                --
                                                       2003      1.000          1.103                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.471          1.604                --
                                                       2005      1.336          1.471                --
                                                       2004      1.172          1.336                --
                                                       2003      1.000          1.172                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (11/01).........  2006      1.246          1.308                --
                                                       2005      1.218          1.246            45,518
                                                       2004      1.132          1.218                --
                                                       2003      1.000          1.132                --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.184          1.212                --
                                                       2005      1.179          1.184                --
                                                       2004      1.091          1.179                --
                                                       2003      1.000          1.091                --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.280          1.323                --
                                                       2005      1.241          1.280                --
                                                       2004      1.146          1.241                --
                                                       2003      1.000          1.146                --

  Travelers Large Cap Subaccount (10/01).............  2006      1.247          1.283                --
                                                       2005      1.172          1.247             1,666
                                                       2004      1.123          1.172                --
                                                       2003      1.000          1.123                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.106          1.174                --
                                                       2005      1.000          1.106                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.020                --
                                                       2005      1.000          1.017                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.087                --
                                                       2005      1.000          1.051                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.129                --
                                                       2005      1.000          1.084                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.047                --
                                                       2005      1.000          1.028                --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.357          1.438                --
                                                       2005      1.236          1.357                --
                                                       2004      1.090          1.236                --
                                                       2003      1.000          1.090                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.276          1.348                --
                                                       2005      1.264          1.276             6,041
                                                       2004      1.132          1.264                --
                                                       2003      1.000          1.132                --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.187          1.223                --
                                                       2005      1.177          1.187           358,857
                                                       2004      1.078          1.177           114,230
                                                       2003      1.000          1.078            81,699

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.164          1.256                --
                                                       2005      1.117          1.164           222,621
                                                       2004      1.000          1.117                --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.408          1.615                --
                                                       2005      1.313          1.408            67,392
                                                       2004      1.158          1.313                --
                                                       2003      1.000          1.158                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348                --
                                                       2005      1.226          1.273            24,893
                                                       2004      1.127          1.226                --
                                                       2003      1.000          1.127                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.089                --
                                                       2005      1.000          1.036                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.107          1.116                --
                                                       2005      1.091          1.107           126,564
                                                       2004      1.000          1.091                --

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.031          1.020                --
                                                       2005      1.036          1.031                --
                                                       2004      1.024          1.036                --
                                                       2003      1.000          1.024                --

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.204          1.254                --
                                                       2005      1.205          1.204                --
                                                       2004      1.116          1.205                --
                                                       2003      1.000          1.116                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278                --
                                                       2005      1.000          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268                --
                                                       2005      1.000          1.107                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.070          1.030                --
                                                       2005      1.047          1.070                --
                                                       2004      1.000          1.047                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.910          0.881                --
                                                       2008      1.447          0.910                --
                                                       2007      1.513          1.447                --
                                                       2006      1.332          1.513                --
                                                       2005      1.306          1.332                --
                                                       2004      1.136          1.306                --
                                                       2003      1.000          1.136                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.780          0.798                --
                                                       2008      1.400          0.780                --
                                                       2007      1.271          1.400                --
                                                       2006      1.216          1.271                --
                                                       2005      1.151          1.216                --
                                                       2004      1.133          1.151                --
                                                       2003      1.000          1.133                --




             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.25%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.075          1.149                 --
                                                       2006      1.000          1.075             27,764

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.258          1.319                 --
                                                       2005      1.218          1.258             34,807
                                                       2004      1.178          1.218             41,326
                                                       2003      0.963          1.178             36,438
                                                       2002      1.000          0.963                 --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.360          1.321                 --
                                                       2005      1.211          1.360          1,019,795
                                                       2004      1.143          1.211            676,886
                                                       2003      0.948          1.143            234,740
                                                       2002      1.000          0.948                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.283          1.786          6,413,451
                                                       2008      2.131          1.283          7,866,718
                                                       2007      1.898          2.131         10,754,051
                                                       2006      1.612          1.898         11,666,294
                                                       2005      1.445          1.612         11,519,191
                                                       2004      1.302          1.445          8,608,663
                                                       2003      0.984          1.302          3,272,115
                                                       2002      1.000          0.984                 --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.041          1.419         17,279,131
                                                       2008      1.901          1.041         20,555,168
                                                       2007      1.730          1.901         27,639,345
                                                       2006      1.606          1.730         33,178,097
                                                       2005      1.413          1.606         36,084,575
                                                       2004      1.285          1.413         27,846,095
                                                       2003      0.960          1.285         13,348,333
                                                       2002      1.000          0.960                 --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.987          1.267         18,535,140
                                                       2008      1.625          0.987         22,490,492
                                                       2007      1.582          1.625         31,610,754
                                                       2006      1.404          1.582         38,914,252
                                                       2005      1.357          1.404         42,938,409
                                                       2004      1.257          1.357         34,891,433
                                                       2003      0.971          1.257         16,543,346
                                                       2002      1.000          0.971                 --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.597          1.577                 --
                                                       2005      1.382          1.597            322,897
                                                       2004      1.183          1.382            155,337
                                                       2003      0.968          1.183            125,330
                                                       2002      1.000          0.968                 --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (3/02).............................................  2007      2.716          2.840                 --
                                                       2006      2.096          2.716                 --
                                                       2005      1.676          2.096                 --
                                                       2004      1.372          1.676                 --
                                                       2003      0.982          1.372                 --
                                                       2002      1.000          0.982                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.773          2.300                 --
                                                       2005      1.692          1.773          1,258,475
                                                       2004      1.317          1.692            907,982
                                                       2003      1.005          1.317            517,817
                                                       2002      1.000          1.005                 --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.438          1.374                 --
                                                       2007      1.373          1.438            298,656
                                                       2006      1.206          1.373            397,978
                                                       2005      1.181          1.206            391,653
                                                       2004      1.150          1.181            322,804
                                                       2003      0.971          1.150            188,469
                                                       2002      1.000          0.971                 --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.249          1.177                 --
                                                       2007      1.437          1.249            268,359
                                                       2006      1.416          1.437            313,175
                                                       2005      1.369          1.416            377,046
                                                       2004      1.257          1.369            311,733
                                                       2003      0.976          1.257            231,835
                                                       2002      1.000          0.976                 --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.401                 --
                                                       2005      1.199          1.291          1,017,734
                                                       2004      1.073          1.199            635,300
                                                       2003      1.000          1.073             14,159

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.433                 --
                                                       2005      1.197          1.289          1,152,733
                                                       2004      1.067          1.197            585,747
                                                       2003      1.000          1.067             10,036

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2009      1.117          1.479            835,808
                                                       2008      1.993          1.117            879,496
                                                       2007      1.738          1.993          1,772,730
                                                       2006      1.595          1.738          2,182,747
                                                       2005      1.398          1.595          2,061,509
                                                       2004      1.242          1.398          1,531,588
                                                       2003      0.991          1.242            910,082
                                                       2002      1.000          0.991                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2009      0.906          1.203              3,821
                                                       2008      1.580          0.906             11,037
                                                       2007      1.514          1.580             39,535
                                                       2006      1.361          1.514             74,317
                                                       2005      1.153          1.361            130,669
                                                       2004      1.164          1.153            116,084
                                                       2003      0.953          1.164             85,921
                                                       2002      1.000          0.953                 --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.372          1.875          3,621,278
                                                       2008      2.324          1.372          4,092,654
                                                       2007      2.061          2.324          5,936,210
                                                       2006      1.875          2.061          7,374,141
                                                       2005      1.625          1.875          7,786,802
                                                       2004      1.333          1.625          5,697,013
                                                       2003      0.986          1.333          2,642,834
                                                       2002      1.000          0.986                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.448          1.676                 --
                                                       2005      1.340          1.448         10,316,308
                                                       2004      1.217          1.340          7,282,453
                                                       2003      0.994          1.217          4,035,760
                                                       2002      1.000          0.994                 --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.450          3.132                 --
                                                       2007      2.740          3.450          2,318,232
                                                       2006      2.188          2.740          2,629,984
                                                       2005      1.756          2.188          2,655,308
                                                       2004      1.440          1.756          1,329,055
                                                       2003      1.000          1.440            459,909

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.247          1.671          4,419,728
                                                       2008      2.139          1.247          5,349,549
                                                       2007      1.895          2.139          7,187,435
                                                       2006      1.596          1.895          8,555,322
                                                       2005      1.481          1.596          8,963,221
                                                       2004      1.278          1.481          6,219,902
                                                       2003      0.989          1.278          2,712,781
                                                       2002      1.000          0.989                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.524          1.815                 --
                                                       2005      1.431          1.524          2,988,510
                                                       2004      1.262          1.431          1,026,327
                                                       2003      0.976          1.262            293,882
                                                       2002      1.000          0.976                 --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.054          1.075                 --
                                                       2005      1.064          1.054            144,872
                                                       2004      1.000          1.064             31,644

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.232          1.270                 --
                                                       2005      1.170          1.232          1,000,058
                                                       2004      1.105          1.170          1,007,817
                                                       2003      0.994          1.105            761,916
                                                       2002      1.000          0.994                 --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2009      1.284          1.578              7,976
                                                       2008      1.850          1.284              8,431
                                                       2007      1.555          1.850              9,040
                                                       2006      1.496          1.555             23,329
                                                       2005      1.362          1.496             28,557
                                                       2004      1.219          1.362             30,040
                                                       2003      0.988          1.219             34,672
                                                       2002      1.000          0.988                 --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2009      0.997          1.529             26,563
                                                       2008      1.819          0.997             37,835
                                                       2007      1.529          1.819             41,665
                                                       2006      1.450          1.529             51,633
                                                       2005      1.330          1.450             70,170
                                                       2004      1.352          1.330             54,392
                                                       2003      0.944          1.352             41,727
                                                       2002      1.000          0.944                 --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.541          1.449                 --
                                                       2007      1.441          1.541             65,551
                                                       2006      1.250          1.441             89,928
                                                       2005      1.211          1.250            138,407
                                                       2004      1.185          1.211            135,271
                                                       2003      0.980          1.185            198,223
                                                       2002      1.000          0.980                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.517          1.693                 --
                                                       2005      1.492          1.517          1,705,579
                                                       2004      1.328          1.492          1,245,948
                                                       2003      1.000          1.328            374,664

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.903          1.188          8,161,893
                                                       2008      1.549          0.903         10,087,557
                                                       2007      1.614          1.549         16,790,158

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      1.061          1.267          6,445,462
                                                       2008      1.535          1.061          5,061,103
                                                       2007      1.490          1.535          7,070,990

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.995          1.258          7,664,544
                                                       2008      1.605          0.995          9,528,019
                                                       2007      1.683          1.605         14,736,423

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (10/01)..................................  2009      1.031          1.255          1,458,721
                                                       2008      1.637          1.031          1,626,807
                                                       2007      1.612          1.637          2,279,472
                                                       2006      1.394          1.612          2,883,317
                                                       2005      1.338          1.394          4,364,648
                                                       2004      1.240          1.338          4,367,573
                                                       2003      0.958          1.240          1,988,012
                                                       2002      1.000          0.958                 --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.890          1.238          2,957,488
                                                       2008      1.451          0.890          3,692,461
                                                       2007      1.455          1.451          5,938,566

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2009      1.120          1.564          1,026,312
                                                       2008      1.933          1.120          1,247,935
                                                       2007      1.797          1.933          2,148,030
                                                       2006      1.630          1.797          1,742,629
                                                       2005      1.589          1.630          2,997,641
                                                       2004      1.412          1.589          2,444,392
                                                       2003      0.970          1.412          1,138,526
                                                       2002      1.000          0.970                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.936          0.909                 --
                                                       2008      1.532          0.936          3,118,573
                                                       2007      1.493          1.532          4,272,623
                                                       2006      1.327          1.493          4,956,784
                                                       2005      1.302          1.327          5,893,196
                                                       2004      1.208          1.302          5,225,862
                                                       2003      0.967          1.208          3,484,316
                                                       2002      1.000          0.967                 --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.918          1.102             61,224
                                                       2008      1.255          0.918             61,224
                                                       2007      1.158          1.255             61,224
                                                       2006      1.099          1.158             61,224
                                                       2005      1.077          1.099             44,664
                                                       2004      1.000          1.077             37,480

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.767          0.881          1,754,680
                                                       2008      0.995          0.767          2,110,862
                                                       2007      1.005          0.995          3,178,256
                                                       2006      0.987          1.005          4,151,183
                                                       2005      0.986          0.987          4,447,365
                                                       2004      0.997          0.986          2,937,368
                                                       2003      1.000          0.997            158,070

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.624          1.700                 --
                                                       2006      1.406          1.624          4,564,455
                                                       2005      1.382          1.406          5,575,091
                                                       2004      1.305          1.382          6,103,588
                                                       2003      0.960          1.305          3,027,981
                                                       2002      1.000          0.960                 --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/02).............................................  2007      1.399          1.454                 --
                                                       2006      1.373          1.399            221,919
                                                       2005      1.334          1.373            240,936
                                                       2004      1.358          1.334            236,815
                                                       2003      0.961          1.358            179,718
                                                       2002      1.000          0.961                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2007      1.619          1.672                 --
                                                       2006      1.491          1.619            410,208
                                                       2005      1.387          1.491            570,991
                                                       2004      1.300          1.387            576,176
                                                       2003      0.949          1.300            503,329
                                                       2002      1.000          0.949                 --

  LMPVPII Growth and Income Subaccount (Class I)
  (1/00).............................................  2007      1.453          1.514                 --
                                                       2006      1.322          1.453             68,458
                                                       2005      1.304          1.322             76,362
                                                       2004      1.231          1.304             80,237
                                                       2003      0.967          1.231             66,312
                                                       2002      1.000          0.967                 --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.578          1.636                 --
                                                       2006      1.376          1.578          5,723,532
                                                       2005      1.363          1.376          6,713,637
                                                       2004      1.237          1.363          5,690,449
                                                       2003      1.000          1.237          2,497,243

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.764          1.940                 (2)
                                                       2006      1.608          1.764          6,279,204
                                                       2005      1.519          1.608          7,890,703
                                                       2004      1.252          1.519          5,612,052
                                                       2003      1.000          1.252          2,084,375

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.089          1.121                 --
                                                       2005      1.072          1.089            139,374
                                                       2004      1.000          1.072             15,056

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.713          1.648                 --
                                                       2007      1.652          1.713            180,514
                                                       2006      1.743          1.652            228,846

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      1.040          1.499            523,878
                                                       2008      1.402          1.040            629,813
                                                       2007      1.395          1.402            858,402
                                                       2006      1.330          1.395            881,687

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.599          1.673                 --
                                                       2006      1.516          1.599            572,347

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      1.020          1.189            314,548
                                                       2008      1.664          1.020            329,358
                                                       2007      1.659          1.664            504,219

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.578          0.764          1,398,607
                                                       2008      1.012          0.578          1,564,673
                                                       2007      1.215          1.012          2,057,759
                                                       2006      1.003          1.215          2,727,553

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.951          1.201            301,313
                                                       2008      1.301          0.951            170,775
                                                       2007      1.344          1.301            254,616
                                                       2006      1.266          1.344            164,483

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.078          1.638          1,833,231
                                                       2008      1.860          1.078          2,035,846
                                                       2007      1.919          1.860          2,922,567
                                                       2006      1.749          1.919          3,087,346

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.167          1.635            802,041
                                                       2008      2.054          1.167            711,694
                                                       2007      1.610          2.054            528,860
                                                       2006      1.577          1.610            271,642

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.661          0.884            256,718
                                                       2008      1.095          0.661            255,652
                                                       2007      1.242          1.095            123,065

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.896          0.885                 --
                                                       2008      1.226          0.896            106,858
                                                       2007      1.179          1.226            101,276
                                                       2006      1.121          1.179             65,479

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.159          1.554          1,036,281
                                                       2008      1.453          1.159          1,205,645
                                                       2007      1.391          1.453          1,770,880
                                                       2006      1.333          1.391          2,140,686

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.680          0.787          2,114,384
                                                       2008      1.091          0.680          2,607,065
                                                       2007      1.073          1.091          3,491,053
                                                       2006      1.001          1.073          2,072,174

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.628          0.777          4,589,109
                                                       2008      1.050          0.628          5,888,411
                                                       2007      1.067          1.050          8,579,406
                                                       2006      1.002          1.067            177,197

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.868          0.823                 --
                                                       2008      1.548          0.868            493,398
                                                       2007      1.414          1.548            649,173
                                                       2006      1.438          1.414            891,373

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.824          1.082            121,676
                                                       2008      1.373          0.824            113,345
                                                       2007      1.261          1.373             27,260
                                                       2006      1.276          1.261             25,651

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.544          2.554             33,958
                                                       2008      3.540          1.544              3,447
                                                       2007      2.822          3.540                 --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.430          2.363          1,709,390
                                                       2008      3.136          1.430          1,937,905

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.231          1.584            565,386
                                                       2008      2.185          1.231            641,597
                                                       2007      2.090          2.185            906,287

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.073          1.242          4,124,179
                                                       2008      1.175          1.073          5,381,602
                                                       2007      1.115          1.175          7,087,828

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.221          1.354         17,267,374

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.041          1.261            465,030
                                                       2008      1.585          1.041            508,681
                                                       2007      1.544          1.585            656,154
                                                       2006      1.443          1.544            778,029

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.140          1.256                 --
                                                       2006      1.088          1.140             59,218

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.044          1.359          1,962,628
                                                       2008      1.197          1.044          2,928,208
                                                       2007      1.148          1.197          4,244,491
                                                       2006      1.113          1.148          4,027,463

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.666          0.824          4,263,190
                                                       2008      0.971          0.666          5,051,965
                                                       2007      1.024          0.971          7,273,283
                                                       2006      1.003          1.024          4,452,368

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.991          1.231            741,888

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.815          1.252              7,350
                                                       2008      1.474          0.815              7,618

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.940          1.372            704,958
                                                       2008      1.773          0.940            776,099
                                                       2007      1.506          1.773            917,872
                                                       2006      1.549          1.506          1,178,119

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.068          1.143            726,040
                                                       2008      1.131          1.068            768,685
                                                       2007      1.089          1.131          1,228,697
                                                       2006      1.052          1.089            378,941

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.898          1.038             85,678

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.794          0.995          1,545,775

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.036          1.017          1,479,930
                                                       2008      1.030          1.036          3,193,590
                                                       2007      1.003          1.030          2,139,292
                                                       2006      0.985          1.003          1,121,418

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.769          0.758                 --
                                                       2008      1.315          0.769            149,674
                                                       2007      1.396          1.315            207,446

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.841          1.085            258,420
                                                       2008      1.368          0.841            294,964

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.742          0.773                 --
                                                       2008      1.375          0.742          1,185,675
                                                       2007      1.353          1.375          1,649,269
                                                       2006      1.341          1.353          1,916,151

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.877          1.043          2,600,613
                                                       2008      1.470          0.877          3,265,721
                                                       2007      1.445          1.470          4,648,555
                                                       2006      1.414          1.445          5,773,243

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.621          0.798            286,201
                                                       2008      1.066          0.621            226,154
                                                       2007      1.056          1.066            368,278
                                                       2006      1.002          1.056            435,071

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.897          1.057          1,315,103
                                                       2008      1.071          0.897          1,528,827
                                                       2007      1.038          1.071          2,114,666
                                                       2006      1.001          1.038            548,068

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.821          0.992          1,407,477
                                                       2008      1.070          0.821          1,581,657
                                                       2007      1.045          1.070          1,388,717
                                                       2006      1.002          1.045            313,622

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.747          0.925          3,354,196
                                                       2008      1.071          0.747          2,842,066
                                                       2007      1.050          1.071          2,899,623
                                                       2006      1.002          1.050          2,266,006

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.679          0.857          1,135,940
                                                       2008      1.071          0.679          1,646,865
                                                       2007      1.055          1.071          2,215,565
                                                       2006      1.002          1.055          1,236,910

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.940          1.152          2,484,256

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.045          1.209         11,175,573
                                                       2008      1.376          1.045         13,798,968
                                                       2007      1.351          1.376         19,480,847
                                                       2006      1.269          1.351         22,904,968

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.957          1.130          1,034,078
                                                       2008      1.450          0.957          1,232,671
                                                       2007      1.378          1.450          1,540,094
                                                       2006      1.252          1.378          1,650,937

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.632          0.864          3,685,845
                                                       2008      1.087          0.632          4,873,943
                                                       2007      1.046          1.087          5,943,469
                                                       2006      0.996          1.046          6,869,926

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.644          0.901            650,089
                                                       2008      1.136          0.644            914,220
                                                       2007      1.064          1.136          1,241,790
                                                       2006      0.998          1.064          1,510,335

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2009      0.772          1.046            177,556
                                                       2008      1.179          0.772            216,413

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.137          1.178                 --
                                                       2006      1.075          1.137            187,465

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.055          1.078            164,292
                                                       2008      1.081          1.055             75,812
                                                       2007      1.058          1.081             49,091
                                                       2006      1.027          1.058             57,884

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.978          0.985                 --
                                                       2005      0.973          0.978            913,662
                                                       2004      0.985          0.973          1,014,654
                                                       2003      0.999          0.985            711,605
                                                       2002      1.000          0.999                 --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.104          1.317                 --
                                                       2005      1.068          1.104             57,587
                                                       2004      1.000          1.068              8,593

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.091          1.110                 --
                                                       2006      1.108          1.091          7,839,426
                                                       2005      1.110          1.108          9,371,512
                                                       2004      1.042          1.110          6,703,404
                                                       2003      1.000          1.042          2,567,539

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.181          1.217                 (4)
                                                       2008      1.152          1.181         18,493,972
                                                       2007      1.084          1.152         26,032,668
                                                       2006      1.067          1.084         29,856,229
                                                       2005      1.066          1.067         34,623,246
                                                       2004      1.039          1.066         28,002,666
                                                       2003      1.012          1.039         16,220,857
                                                       2002      1.000          1.012                 --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.598          1.479                 --
                                                       2007      1.481          1.598              8,129
                                                       2006      1.364          1.481             23,399
                                                       2005      1.301          1.364             23,720
                                                       2004      1.237          1.301             24,067
                                                       2003      0.958          1.237              4,520
                                                       2002      1.000          0.958                 --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.945          2.101                 --
                                                       2006      1.557          1.945          1,116,025
                                                       2005      1.420          1.557          1,188,809
                                                       2004      1.249          1.420          1,202,254
                                                       2003      0.994          1.249          1,017,058
                                                       2002      1.000          0.994                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      2.117          2.256                 --
                                                       2006      1.846          2.117          2,003,677
                                                       2005      1.764          1.846          2,343,611
                                                       2004      1.429          1.764          1,856,317
                                                       2003      0.977          1.429          1,245,206
                                                       2002      1.000          0.977                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.353          1.438                 --
                                                       2005      1.273          1.353            960,104
                                                       2004      1.222          1.273            873,719
                                                       2003      0.967          1.222            433,041
                                                       2002      1.000          0.967                 --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.253          1.333                 --
                                                       2005      1.277          1.253          2,470,437
                                                       2004      1.229          1.277          2,374,115
                                                       2003      0.995          1.229            596,150
                                                       2002      1.000          0.995                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.599          1.743                 --
                                                       2005      1.455          1.599            259,579
                                                       2004      1.278          1.455            254,423
                                                       2003      0.977          1.278            209,822
                                                       2002      1.000          0.977                 --

  Travelers Equity Income Subaccount (11/01).........  2006      1.349          1.414                 --
                                                       2005      1.320          1.349          6,852,978
                                                       2004      1.229          1.320          5,979,259
                                                       2003      0.958          1.229          3,623,265
                                                       2002      1.000          0.958                 --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.300          1.330                 --
                                                       2005      1.296          1.300          1,087,695
                                                       2004      1.201          1.296            919,724
                                                       2003      1.003          1.201            516,662
                                                       2002      1.000          1.003                 --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.358          1.403                 --
                                                       2005      1.318          1.358            165,941
                                                       2004      1.220          1.318            158,630
                                                       2003      0.978          1.220            112,426
                                                       2002      1.000          0.978                 --

  Travelers Large Cap Subaccount (10/01).............  2006      1.304          1.341                 --
                                                       2005      1.227          1.304          1,419,278
                                                       2004      1.178          1.227          1,323,451
                                                       2003      0.966          1.178            779,722
                                                       2002      1.000          0.966                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.173                 --
                                                       2005      1.000          1.105            155,703

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.018                 --
                                                       2005      1.000          1.017            137,148

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.086                 --
                                                       2005      1.000          1.050          1,186,342

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127                 --
                                                       2005      1.000          1.083            579,581

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.045                 --
                                                       2005      1.000          1.028              8,861

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.431          1.516                 --
                                                       2005      1.306          1.431            722,175
                                                       2004      1.153          1.306            638,990
                                                       2003      0.973          1.153            354,698
                                                       2002      1.000          0.973                 --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.467          1.549                 --
                                                       2005      1.456          1.467          1,317,158
                                                       2004      1.305          1.456            493,360
                                                       2003      0.974          1.305            363,995
                                                       2002      1.000          0.974                 --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.232          1.269                 --
                                                       2005      1.224          1.232         26,866,522
                                                       2004      1.123          1.224         22,032,112
                                                       2003      0.986          1.123         11,934,543
                                                       2002      1.000          0.986                 --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.162          1.252                 --
                                                       2005      1.116          1.162          1,340,888
                                                       2004      1.000          1.116            205,842

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.526          1.749                 --
                                                       2005      1.425          1.526          3,318,807
                                                       2004      1.259          1.425          2,439,815
                                                       2003      1.001          1.259            663,587
                                                       2002      1.000          1.001                 --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.363          1.443                 --
                                                       2005      1.315          1.363            927,158
                                                       2004      1.210          1.315            613,760
                                                       2003      1.000          1.210            185,744

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.088                 --
                                                       2005      1.000          1.036             44,982

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.104          1.113                 --
                                                       2005      1.089          1.104          3,506,464
                                                       2004      1.000          1.089            528,096

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.064          1.052                 --
                                                       2005      1.071          1.064          1,139,958
                                                       2004      1.061          1.071          1,065,664
                                                       2003      1.014          1.061            543,097
                                                       2002      1.000          1.014                 --

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.351          1.407                 --
                                                       2005      1.354          1.351            931,184
                                                       2004      1.256          1.354            915,221
                                                       2003      0.969          1.256            764,083
                                                       2002      1.000          0.969                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.276                 --
                                                       2005      1.000          1.111             20,532

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266                 --
                                                       2005      1.000          1.106              4,691

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.068          1.027                 --
                                                       2005      1.046          1.068             53,294
                                                       2004      1.000          1.046             16,481

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.990          0.958                 --
                                                       2008      1.578          0.990          1,007,476
                                                       2007      1.652          1.578          1,442,269
                                                       2006      1.456          1.652          1,904,003
                                                       2005      1.431          1.456          2,281,096
                                                       2004      1.246          1.431          2,030,623
                                                       2003      0.974          1.246          1,003,439
                                                       2002      1.000          0.974                 --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.812          0.830                 --
                                                       2008      1.459          0.812             17,242
                                                       2007      1.327          1.459             22,200
                                                       2006      1.271          1.327             30,854
                                                       2005      1.205          1.271             38,060
                                                       2004      1.187          1.205             28,691
                                                       2003      0.966          1.187             13,154
                                                       2002      1.000          0.966                 --

             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.075          1.148               --
                                                       2006      1.000          1.075               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.039          1.089               --
                                                       2005      1.000          1.039               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.155          1.121               --
                                                       2005      1.000          1.155               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.888          1.234               --
                                                       2008      1.474          0.888               --
                                                       2007      1.314          1.474           12,281
                                                       2006      1.116          1.314           12,281
                                                       2005      1.000          1.116           12,281

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.740          1.008           11,675
                                                       2008      1.351          0.740           11,675
                                                       2007      1.231          1.351           23,940
                                                       2006      1.143          1.231           24,649
                                                       2005      1.000          1.143           20,595

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.729          0.935               --
                                                       2008      1.200          0.729               --
                                                       2007      1.169          1.200           28,572
                                                       2006      1.039          1.169           28,572
                                                       2005      1.000          1.039           28,572

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.165          1.150               --
                                                       2005      1.000          1.165               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (3/02).............................................  2007      1.578          1.649               --
                                                       2006      1.218          1.578               --
                                                       2005      1.000          1.218               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.083          1.404               --
                                                       2005      1.000          1.083           14,479

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.199          1.145               --
                                                       2007      1.145          1.199               --
                                                       2006      1.006          1.145               --
                                                       2005      1.000          1.006               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      0.932          0.878               --
                                                       2007      1.072          0.932               --
                                                       2006      1.057          1.072               --
                                                       2005      1.000          1.057               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.076          1.168               --
                                                       2005      1.000          1.076               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.102          1.226               --
                                                       2005      1.000          1.102               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2009      0.790          1.046               --
                                                       2008      1.411          0.790               --
                                                       2007      1.231          1.411           11,767
                                                       2006      1.130          1.231           12,991
                                                       2005      1.000          1.130           12,773

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2009      0.782          1.038               --
                                                       2008      1.364          0.782               --
                                                       2007      1.308          1.364               --
                                                       2006      1.176          1.308               --
                                                       2005      1.000          1.176               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      0.831          1.135               --
                                                       2008      1.408          0.831               --
                                                       2007      1.250          1.408               --
                                                       2006      1.138          1.250               --
                                                       2005      1.000          1.138               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.079          1.248               --
                                                       2005      1.000          1.079           20,551

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      1.902          1.726               --
                                                       2007      1.511          1.902               --
                                                       2006      1.207          1.511               --
                                                       2005      1.000          1.207               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      0.835          1.119           49,685
                                                       2008      1.434          0.835           49,685
                                                       2007      1.271          1.434           69,967
                                                       2006      1.071          1.271           51,622
                                                       2005      1.000          1.071           21,549

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.061          1.263               --
                                                       2005      1.000          1.061               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      0.986          1.006               --
                                                       2005      1.000          0.986               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.058          1.090               --
                                                       2005      1.000          1.058               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2009      0.968          1.189               --
                                                       2008      1.396          0.968               --
                                                       2007      1.174          1.396               --
                                                       2006      1.130          1.174               --
                                                       2005      1.000          1.130               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2009      0.770          1.180               --
                                                       2008      1.406          0.770               --
                                                       2007      1.182          1.406               --
                                                       2006      1.122          1.182               --
                                                       2005      1.000          1.122               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.280          1.203               --
                                                       2007      1.198          1.280               --
                                                       2006      1.039          1.198               --
                                                       2005      1.000          1.039               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.028          1.147               --
                                                       2005      1.000          1.028               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.680          0.894               --
                                                       2008      1.167          0.680               --
                                                       2007      1.216          1.167               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      0.831          0.992               --
                                                       2008      1.204          0.831               --
                                                       2007      1.168          1.204               --

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.727          0.919           50,638
                                                       2008      1.173          0.727           50,638
                                                       2007      1.230          1.173           50,638

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (10/01)..................................  2009      0.771          0.938               --
                                                       2008      1.226          0.771               --
                                                       2007      1.208          1.226               --
                                                       2006      1.045          1.208               --
                                                       2005      1.000          1.045               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.679          0.945               --
                                                       2008      1.109          0.679               --
                                                       2007      1.113          1.109               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2009      0.737          1.028               --
                                                       2008      1.272          0.737               --
                                                       2007      1.183          1.272               --
                                                       2006      1.074          1.183               --
                                                       2005      1.000          1.074               --

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.722          0.702               --
                                                       2008      1.183          0.722               --
                                                       2007      1.153          1.183               --
                                                       2006      1.025          1.153               --
                                                       2005      1.000          1.025               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.869          1.044               --
                                                       2008      1.189          0.869               --
                                                       2007      1.098          1.189               --
                                                       2006      1.043          1.098               --
                                                       2005      1.000          1.043               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.776          0.891               --
                                                       2008      1.008          0.776               --
                                                       2007      1.018          1.008               --
                                                       2006      1.000          1.018               --
                                                       2005      1.000          1.000               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.192          1.248               --
                                                       2006      1.033          1.192               --
                                                       2005      1.000          1.033               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/02).............................................  2007      1.073          1.116               --
                                                       2006      1.054          1.073               --
                                                       2005      1.000          1.054               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2007      1.182          1.221               --
                                                       2006      1.089          1.182               --
                                                       2005      1.000          1.089               --

  LMPVPII Growth and Income Subaccount (Class I)
  (1/00).............................................  2007      1.127          1.175               --
                                                       2006      1.026          1.127               --
                                                       2005      1.000          1.026               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.173          1.216               --
                                                       2006      1.023          1.173               --
                                                       2005      1.000          1.023               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.176          1.294               --
                                                       2006      1.073          1.176               --
                                                       2005      1.000          1.073               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.017          1.046               --
                                                       2005      1.000          1.017               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.169          1.125               --
                                                       2007      1.128          1.169               --
                                                       2006      1.190          1.128               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      0.797          1.148               --
                                                       2008      1.075          0.797               --
                                                       2007      1.070          1.075               --
                                                       2006      1.020          1.070               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.215          1.272               --
                                                       2006      1.153          1.215               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.775          0.902               --
                                                       2008      1.264          0.775               --
                                                       2007      1.261          1.264               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.577          0.762               --
                                                       2008      1.011          0.577               --
                                                       2007      1.214          1.011           17,665
                                                       2006      1.003          1.214           15,393

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.949          1.198               --
                                                       2008      1.299          0.949               --
                                                       2007      1.343          1.299               --
                                                       2006      1.266          1.343               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.753          1.143               --
                                                       2008      1.299          0.753               --
                                                       2007      1.341          1.299               --
                                                       2006      1.223          1.341               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      0.850          1.190               --
                                                       2008      1.497          0.850               --
                                                       2007      1.174          1.497               --
                                                       2006      1.150          1.174               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.660          0.881               --
                                                       2008      1.094          0.660               --
                                                       2007      1.240          1.094               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.836          0.825               --
                                                       2008      1.144          0.836               --
                                                       2007      1.101          1.144               --
                                                       2006      1.046          1.101               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      0.920          1.233               --
                                                       2008      1.154          0.920               --
                                                       2007      1.105          1.154               --
                                                       2006      1.060          1.105               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.679          0.785               --
                                                       2008      1.090          0.679               --
                                                       2007      1.073          1.090               --
                                                       2006      1.001          1.073               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.627          0.776               --
                                                       2008      1.049          0.627               --
                                                       2007      1.067          1.049               --
                                                       2006      1.002          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.691          0.655               --
                                                       2008      1.232          0.691               --
                                                       2007      1.127          1.232               --
                                                       2006      1.146          1.127               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.823          1.079               --
                                                       2008      1.371          0.823               --
                                                       2007      1.260          1.371               --
                                                       2006      1.275          1.260               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      0.896          1.481               --
                                                       2008      2.055          0.896               --
                                                       2007      1.638          2.055               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      0.788          1.301               --
                                                       2008      1.729          0.788               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      0.865          1.112               --
                                                       2008      1.535          0.865               --
                                                       2007      1.469          1.535               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      0.957          1.107               --
                                                       2008      1.048          0.957               --
                                                       2007      0.995          1.048               --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.139          1.263           41,273

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.796          0.964               --
                                                       2008      1.213          0.796               --
                                                       2007      1.182          1.213               --
                                                       2006      1.104          1.182               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.139          1.254               --
                                                       2006      1.087          1.139               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      0.949          1.235               --
                                                       2008      1.088          0.949               --
                                                       2007      1.044          1.088           30,728
                                                       2006      1.013          1.044           30,710

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.665          0.822               --
                                                       2008      0.970          0.665               --
                                                       2007      1.024          0.970               --
                                                       2006      1.003          1.024               --

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.698          0.867               --

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.636          0.977               --
                                                       2008      1.151          0.636               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.669          0.975               --
                                                       2008      1.261          0.669               --
                                                       2007      1.072          1.261               --
                                                       2006      1.103          1.072               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      0.991          1.060               --
                                                       2008      1.050          0.991               --
                                                       2007      1.011          1.050               --
                                                       2006      0.978          1.011               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.837          0.967               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.652          0.818               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.063          1.043           42,557
                                                       2008      1.058          1.063           77,308
                                                       2007      1.030          1.058               --
                                                       2006      1.012          1.030               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.647          0.638               --
                                                       2008      1.107          0.647               --
                                                       2007      1.175          1.107               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.701          0.904               --
                                                       2008      1.140          0.701               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.610          0.635               --
                                                       2008      1.131          0.610               --
                                                       2007      1.114          1.131               --
                                                       2006      1.104          1.114               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.667          0.793               --
                                                       2008      1.119          0.667               --
                                                       2007      1.100          1.119               --
                                                       2006      1.077          1.100               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.620          0.796               --
                                                       2008      1.065          0.620               --
                                                       2007      1.055          1.065               --
                                                       2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.896          1.055               --
                                                       2008      1.071          0.896               --
                                                       2007      1.038          1.071               --
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.819          0.990               --
                                                       2008      1.070          0.819               --
                                                       2007      1.044          1.070               --
                                                       2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.746          0.923               --
                                                       2008      1.070          0.746               --
                                                       2007      1.050          1.070               --
                                                       2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.678          0.856               --
                                                       2008      1.070          0.678               --
                                                       2007      1.054          1.070           76,274
                                                       2006      1.002          1.054           76,274

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.725          0.888               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      0.854          0.987               --
                                                       2008      1.124          0.854               --
                                                       2007      1.104          1.124           28,496
                                                       2006      1.038          1.104           28,254

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.850          1.004               --
                                                       2008      1.290          0.850               --
                                                       2007      1.226          1.290               --
                                                       2006      1.115          1.226               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.631          0.862               --
                                                       2008      1.086          0.631               --
                                                       2007      1.046          1.086               --
                                                       2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.643          0.899               --
                                                       2008      1.135          0.643               --
                                                       2007      1.064          1.135               --
                                                       2006      0.998          1.064               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2009      0.575          0.779               --
                                                       2008      0.880          0.575               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.064          1.102               --
                                                       2006      1.006          1.064               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      0.983          1.004               --
                                                       2008      1.008          0.983               --
                                                       2007      0.987          1.008               --
                                                       2006      0.959          0.987               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      1.006          1.012               --
                                                       2005      1.000          1.006               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.040          1.240               --
                                                       2005      1.000          1.040               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      0.973          0.991               --
                                                       2006      0.989          0.973               --
                                                       2005      1.000          0.989               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.102          1.136               --
                                                       2008      1.076          1.102           19,653
                                                       2007      1.012          1.076           19,653
                                                       2006      0.998          1.012           19,653
                                                       2005      1.000          0.998           13,117

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.248          1.155               --
                                                       2007      1.157          1.248               --
                                                       2006      1.066          1.157               --
                                                       2005      1.000          1.066               --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.367          1.477               --
                                                       2006      1.095          1.367               --
                                                       2005      1.000          1.095               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      1.207          1.286               --
                                                       2006      1.053          1.207               --
                                                       2005      1.000          1.053               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.079          1.146               --
                                                       2005      1.000          1.079               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      0.996          1.060               --
                                                       2005      1.000          0.996               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.093          1.190               --
                                                       2005      1.000          1.093               --

  Travelers Equity Income Subaccount (11/01).........  2006      1.028          1.077               --
                                                       2005      1.000          1.028               --

  Travelers Federated High Yield Subaccount (3/02)...  2006      0.997          1.020               --
                                                       2005      1.000          0.997               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.029          1.063               --
                                                       2005      1.000          1.029               --

  Travelers Large Cap Subaccount (10/01).............  2006      1.074          1.104               --
                                                       2005      1.000          1.074               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.172               --
                                                       2005      1.000          1.105               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.018               --
                                                       2005      1.000          1.016               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085               --
                                                       2005      1.000          1.050               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127               --
                                                       2005      1.000          1.083           67,777

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.045               --
                                                       2005      1.000          1.027               --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.089          1.153               --
                                                       2005      1.000          1.089               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.045          1.103               --
                                                       2005      1.000          1.045               --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.008          1.038               --
                                                       2005      1.000          1.008           28,174

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.034          1.115               --
                                                       2005      1.000          1.034               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.067          1.223               --
                                                       2005      1.000          1.067               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.043          1.104               --
                                                       2005      1.000          1.043               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087               --
                                                       2005      1.000          1.035               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.005          1.013               --
                                                       2005      1.000          1.005           28,882

  Travelers Quality Bond Subaccount (3/02)...........  2006      0.989          0.978               --
                                                       2005      1.000          0.989               --

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.042          1.085               --
                                                       2005      1.000          1.042               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275               --
                                                       2005      1.000          1.110               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266               --
                                                       2005      1.000          1.106               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      0.997          0.959               --
                                                       2005      1.000          0.997               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.698          0.675               --
                                                       2008      1.113          0.698               --
                                                       2007      1.166          1.113            9,943
                                                       2006      1.028          1.166            9,140
                                                       2005      1.000          1.028            9,354

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.683          0.698               --
                                                       2008      1.228          0.683               --
                                                       2007      1.117          1.228               --
                                                       2006      1.071          1.117               --
                                                       2005      1.000          1.071               --




             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.35%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.074          1.148                --
                                                       2006      1.000          1.074                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.184          1.241                --
                                                       2005      1.148          1.184                --
                                                       2004      1.111          1.148                --
                                                       2003      1.000          1.111                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.296          1.258                --
                                                       2005      1.155          1.296            26,995
                                                       2004      1.092          1.155                --
                                                       2003      1.000          1.092                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.164          1.617         1,820,923
                                                       2008      1.933          1.164         2,091,862
                                                       2007      1.724          1.933         1,989,234
                                                       2006      1.465          1.724         1,836,843
                                                       2005      1.315          1.465         1,155,309
                                                       2004      1.186          1.315            16,692
                                                       2003      1.000          1.186                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.925          1.260         5,253,242
                                                       2008      1.691          0.925         6,102,592
                                                       2007      1.541          1.691         6,291,384
                                                       2006      1.432          1.541         6,387,307
                                                       2005      1.261          1.432         4,141,302
                                                       2004      1.148          1.261           199,675
                                                       2003      1.000          1.148                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.895          1.147         5,244,656
                                                       2008      1.474          0.895         6,014,864
                                                       2007      1.437          1.474         6,053,884
                                                       2006      1.277          1.437         5,817,067
                                                       2005      1.235          1.277         3,864,895
                                                       2004      1.145          1.235           123,550
                                                       2003      1.000          1.145                --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.541          1.522                --
                                                       2005      1.335          1.541            71,580
                                                       2004      1.143          1.335                --
                                                       2003      1.000          1.143                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (3/02).............................................  2007      2.413          2.521                --
                                                       2006      1.864          2.413                --
                                                       2005      1.491          1.864                --
                                                       2004      1.222          1.491                --
                                                       2003      1.000          1.222                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.534          1.987                --
                                                       2005      1.465          1.534           204,937
                                                       2004      1.142          1.465                --
                                                       2003      1.000          1.142                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.384          1.321                --
                                                       2007      1.322          1.384                --
                                                       2006      1.162          1.322                --
                                                       2005      1.140          1.162                --
                                                       2004      1.111          1.140                --
                                                       2003      1.000          1.111                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.135          1.069                --
                                                       2007      1.307          1.135             7,959
                                                       2006      1.289          1.307             7,889
                                                       2005      1.247          1.289             7,731
                                                       2004      1.147          1.247                --
                                                       2003      1.000          1.147                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.398                --
                                                       2005      1.197          1.289           119,651
                                                       2004      1.073          1.197             2,361
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.430                --
                                                       2005      1.195          1.286           435,371
                                                       2004      1.066          1.195             8,771
                                                       2003      1.000          1.066                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2009      1.020          1.349           133,879
                                                       2008      1.821          1.020           141,149
                                                       2007      1.590          1.821           114,282
                                                       2006      1.461          1.590           120,861
                                                       2005      1.282          1.461            70,187
                                                       2004      1.140          1.282             8,029
                                                       2003      1.000          1.140                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2009      0.855          1.134                --
                                                       2008      1.492          0.855                --
                                                       2007      1.432          1.492                --
                                                       2006      1.288          1.432                --
                                                       2005      1.092          1.288                --
                                                       2004      1.104          1.092                --
                                                       2003      1.000          1.104                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.226          1.673         1,278,955
                                                       2008      2.078          1.226         1,463,369
                                                       2007      1.844          2.078         1,566,707
                                                       2006      1.680          1.844         1,775,319
                                                       2005      1.457          1.680           964,624
                                                       2004      1.197          1.457             7,282
                                                       2003      1.000          1.197                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.326          1.534                --
                                                       2005      1.228          1.326         1,148,828
                                                       2004      1.116          1.228             8,874
                                                       2003      1.000          1.116                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.010          2.732                --
                                                       2007      2.393          3.010         1,162,246
                                                       2006      1.913          2.393         1,215,088
                                                       2005      1.537          1.913           653,223
                                                       2004      1.261          1.537             2,013
                                                       2003      1.000          1.261                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.140          1.526         1,455,035
                                                       2008      1.957          1.140         1,714,627
                                                       2007      1.736          1.957         1,903,015
                                                       2006      1.463          1.736         1,886,389
                                                       2005      1.359          1.463         1,065,779
                                                       2004      1.174          1.359             2,118
                                                       2003      1.000          1.174                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.398          1.663                --
                                                       2005      1.315          1.398           778,942
                                                       2004      1.160          1.315            13,918
                                                       2003      1.000          1.160                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.052          1.073                --
                                                       2005      1.063          1.052            20,924
                                                       2004      1.000          1.063                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.196          1.233                --
                                                       2005      1.138          1.196                --
                                                       2004      1.075          1.138                --
                                                       2003      1.000          1.075                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2009      1.169          1.435                --
                                                       2008      1.686          1.169                --
                                                       2007      1.419          1.686                --
                                                       2006      1.366          1.419                --
                                                       2005      1.245          1.366                --
                                                       2004      1.116          1.245                --
                                                       2003      1.000          1.116                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2009      0.878          1.346                --
                                                       2008      1.605          0.878                --
                                                       2007      1.351          1.605                --
                                                       2006      1.282          1.351                --
                                                       2005      1.177          1.282                --
                                                       2004      1.198          1.177                --
                                                       2003      1.000          1.198                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.477          1.388                --
                                                       2007      1.383          1.477                --
                                                       2006      1.201          1.383                --
                                                       2005      1.164          1.201                --
                                                       2004      1.140          1.164                --
                                                       2003      1.000          1.140                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.336          1.490                --
                                                       2005      1.315          1.336           266,233
                                                       2004      1.172          1.315                --
                                                       2003      1.000          1.172                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.815          1.071         1,352,024
                                                       2008      1.400          0.815         1,665,293
                                                       2007      1.459          1.400         2,144,900

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      0.993          1.184           955,859
                                                       2008      1.438          0.993           965,027
                                                       2007      1.396          1.438         1,055,670

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.883          1.116           492,325
                                                       2008      1.425          0.883           778,531
                                                       2007      1.496          1.425           918,544

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (10/01)..................................  2009      0.947          1.152           179,723
                                                       2008      1.507          0.947           179,843
                                                       2007      1.485          1.507           190,161
                                                       2006      1.285          1.485           193,377
                                                       2005      1.235          1.285           177,368
                                                       2004      1.146          1.235                --
                                                       2003      1.000          1.146                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.757          1.053           282,269
                                                       2008      1.236          0.757           404,107
                                                       2007      1.241          1.236           482,503

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2009      0.975          1.360            81,056
                                                       2008      1.684          0.975           139,674
                                                       2007      1.568          1.684           131,989
                                                       2006      1.423          1.568            18,898
                                                       2005      1.389          1.423            27,311
                                                       2004      1.235          1.389             4,834
                                                       2003      1.000          1.235                --

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.871          0.845                --
                                                       2008      1.426          0.871           619,816
                                                       2007      1.392          1.426           761,039
                                                       2006      1.237          1.392           771,088
                                                       2005      1.215          1.237           779,368
                                                       2004      1.129          1.215            76,132
                                                       2003      1.000          1.129                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.914          1.096                --
                                                       2008      1.251          0.914                --
                                                       2007      1.155          1.251                --
                                                       2006      1.098          1.155                --
                                                       2005      1.076          1.098                --
                                                       2004      1.000          1.076                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.763          0.875           285,649
                                                       2008      0.991          0.763           394,236
                                                       2007      1.001          0.991           601,651
                                                       2006      0.985          1.001           663,786
                                                       2005      0.985          0.985           526,753
                                                       2004      0.997          0.985           124,857
                                                       2003      1.000          0.997                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.450          1.517                --
                                                       2006      1.257          1.450                --
                                                       2005      1.236          1.257                --
                                                       2004      1.169          1.236                --
                                                       2003      1.000          1.169                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/02).............................................  2007      1.193          1.240                --
                                                       2006      1.172          1.193                --
                                                       2005      1.140          1.172                --
                                                       2004      1.161          1.140                --
                                                       2003      1.000          1.161                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2007      1.419          1.466                --
                                                       2006      1.308          1.419            12,949
                                                       2005      1.219          1.308            13,099
                                                       2004      1.144          1.219             1,649
                                                       2003      1.000          1.144                --

  LMPVPII Growth and Income Subaccount (Class I)
  (1/00).............................................  2007      1.322          1.378                --
                                                       2006      1.204          1.322                --
                                                       2005      1.190          1.204                --
                                                       2004      1.124          1.190                --
                                                       2003      1.000          1.124                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.448          1.501                --
                                                       2006      1.264          1.448           505,646
                                                       2005      1.253          1.264           458,335
                                                       2004      1.139          1.253            40,640
                                                       2003      1.000          1.139                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.621          1.783                --
                                                       2006      1.479          1.621         1,021,048
                                                       2005      1.399          1.479           944,971
                                                       2004      1.155          1.399            33,407
                                                       2003      1.000          1.155                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.087          1.119                --
                                                       2005      1.071          1.087                --
                                                       2004      1.000          1.071                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.564          1.504                --
                                                       2007      1.510          1.564             4,367
                                                       2006      1.594          1.510             4,491

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      0.939          1.352            23,716
                                                       2008      1.267          0.939            28,750
                                                       2007      1.262          1.267            29,999
                                                       2006      1.204          1.262            17,174

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.505          1.574                --
                                                       2006      1.428          1.505            13,156

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.958          1.116            17,472
                                                       2008      1.565          0.958            17,624
                                                       2007      1.561          1.565            16,304

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.577          0.761           630,877
                                                       2008      1.010          0.577           681,041
                                                       2007      1.214          1.010           701,161
                                                       2006      1.003          1.214           799,548

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.948          1.195           146,096
                                                       2008      1.298          0.948           159,621
                                                       2007      1.342          1.298           132,203
                                                       2006      1.265          1.342            63,985

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.986          1.497           255,922
                                                       2008      1.703          0.986           308,636
                                                       2007      1.759          1.703           307,296
                                                       2006      1.604          1.759           514,350

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.123          1.571           271,636
                                                       2008      1.978          1.123           329,850
                                                       2007      1.552          1.978           168,179
                                                       2006      1.522          1.552           132,827

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.658          0.879           103,537
                                                       2008      1.092          0.658           109,150
                                                       2007      1.239          1.092            47,641

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.892          0.880                --
                                                       2008      1.222          0.892                --
                                                       2007      1.176          1.222                --
                                                       2006      1.119          1.176                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.034          1.385                --
                                                       2008      1.298          1.034                --
                                                       2007      1.244          1.298             1,331
                                                       2006      1.193          1.244             1,329

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.678          0.784           118,953
                                                       2008      1.089          0.678           117,003
                                                       2007      1.072          1.089           153,982
                                                       2006      1.001          1.072            31,253

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.627          0.774         1,233,693
                                                       2008      1.048          0.627         1,453,107
                                                       2007      1.067          1.048         1,504,181
                                                       2006      1.002          1.067                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.802          0.760                --
                                                       2008      1.432          0.802            49,942
                                                       2007      1.310          1.432            55,303
                                                       2006      1.333          1.310            67,191

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.821          1.077            42,628
                                                       2008      1.370          0.821            39,286
                                                       2007      1.259          1.370            44,166
                                                       2006      1.275          1.259            35,268

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.369          2.262                --
                                                       2008      3.141          1.369                --
                                                       2007      2.505          3.141                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.247          2.058         1,082,158
                                                       2008      2.736          1.247         1,239,094

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.156          1.486            14,141
                                                       2008      2.054          1.156            19,421
                                                       2007      1.966          2.054                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.070          1.237         1,290,738
                                                       2008      1.174          1.070         1,377,246
                                                       2007      1.114          1.174         1,394,093

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.196          1.326         3,338,076

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.964          1.166           165,539
                                                       2008      1.469          0.964           173,595
                                                       2007      1.433          1.469           182,216
                                                       2006      1.339          1.433           184,963

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.138          1.253                --
                                                       2006      1.087          1.138            43,379

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.040          1.351         1,329,988
                                                       2008      1.192          1.040         1,506,206
                                                       2007      1.145          1.192         1,749,354
                                                       2006      1.111          1.145         1,421,361

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.665          0.821         1,463,970
                                                       2008      0.970          0.665         1,650,682
                                                       2007      1.024          0.970         1,768,231
                                                       2006      1.003          1.024         1,361,621

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.898          1.115            40,332

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.737          1.133                --
                                                       2008      1.335          0.737                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.811          1.182            45,263
                                                       2008      1.530          0.811            67,002
                                                       2007      1.301          1.530           341,012
                                                       2006      1.339          1.301            88,529

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.025          1.096             1,076
                                                       2008      1.087          1.025             1,080
                                                       2007      1.047          1.087             5,840
                                                       2006      1.013          1.047             1,088

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.894          1.032                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.752          0.942           254,015

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.040          1.020           672,352
                                                       2008      1.035          1.040           154,855
                                                       2007      1.009          1.035           146,303
                                                       2006      0.991          1.009            23,504

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.727          0.717                --
                                                       2008      1.245          0.727            20,408
                                                       2007      1.322          1.245            19,718

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.808          1.042                --
                                                       2008      1.316          0.808                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.703          0.732                --
                                                       2008      1.305          0.703           224,608
                                                       2007      1.285          1.305           221,960
                                                       2006      1.274          1.285           230,529

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.803          0.954           534,950
                                                       2008      1.348          0.803           620,276
                                                       2007      1.326          1.348           686,791
                                                       2006      1.299          1.326           731,420

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.619          0.795           138,985
                                                       2008      1.064          0.619            88,293
                                                       2007      1.055          1.064            88,926
                                                       2006      1.002          1.055           378,320

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.894          1.053            88,760
                                                       2008      1.070          0.894            24,285
                                                       2007      1.037          1.070            27,446
                                                       2006      1.001          1.037            31,936

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.818          0.989           164,449
                                                       2008      1.069          0.818           201,974
                                                       2007      1.044          1.069           170,325
                                                       2006      1.002          1.044           163,449

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.745          0.921           779,729
                                                       2008      1.069          0.745           629,708
                                                       2007      1.049          1.069           662,867
                                                       2006      1.002          1.049           719,402

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.678          0.854           322,103
                                                       2008      1.069          0.678           434,810
                                                       2007      1.054          1.069           457,601
                                                       2006      1.002          1.054           465,821

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.874          1.070           662,279

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      0.998          1.153         1,271,937
                                                       2008      1.315          0.998         1,471,375
                                                       2007      1.292          1.315         1,741,962
                                                       2006      1.215          1.292         1,922,840

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.952          1.124           451,475
                                                       2008      1.445          0.952           482,286
                                                       2007      1.374          1.445           526,307
                                                       2006      1.250          1.374           619,542

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.630          0.861         1,600,704
                                                       2008      1.085          0.630         1,891,554
                                                       2007      1.046          1.085         1,983,515
                                                       2006      0.996          1.046         2,041,042

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.642          0.897            36,454
                                                       2008      1.134          0.642            55,430
                                                       2007      1.063          1.134            28,624
                                                       2006      0.998          1.063            28,624

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2009      0.701          0.949             4,722
                                                       2008      1.071          0.701             4,901

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.134          1.175                --
                                                       2006      1.073          1.134            13,772

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.050          1.072             6,048
                                                       2008      1.077          1.050             5,328
                                                       2007      1.055          1.077            15,176
                                                       2006      1.025          1.055            15,673

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.985          0.991                --
                                                       2005      0.980          0.985            56,970
                                                       2004      0.993          0.980                --
                                                       2003      1.000          0.993                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.102          1.313                --
                                                       2005      1.067          1.102            19,841
                                                       2004      1.000          1.067                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.090          1.109                --
                                                       2006      1.108          1.090         1,296,208
                                                       2005      1.111          1.108         1,033,484
                                                       2004      1.045          1.111            96,272
                                                       2003      1.000          1.045                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.157          1.193                --
                                                       2008      1.130          1.157         4,171,345
                                                       2007      1.064          1.130         4,228,796
                                                       2006      1.049          1.064         3,764,766
                                                       2005      1.048          1.049         2,688,262
                                                       2004      1.023          1.048           107,674
                                                       2003      1.000          1.023                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.447          1.340                --
                                                       2007      1.343          1.447                --
                                                       2006      1.238          1.343                --
                                                       2005      1.182          1.238                --
                                                       2004      1.125          1.182                --
                                                       2003      1.000          1.125                --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.830          1.976                --
                                                       2006      1.467          1.830                --
                                                       2005      1.338          1.467                --
                                                       2004      1.179          1.338                --
                                                       2003      1.000          1.179                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      1.824          1.943                --
                                                       2006      1.592          1.824           295,550
                                                       2005      1.523          1.592           280,760
                                                       2004      1.235          1.523                --
                                                       2003      1.000          1.235                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.255          1.333                --
                                                       2005      1.181          1.255            49,939
                                                       2004      1.135          1.181             9,847
                                                       2003      1.000          1.135                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.122          1.193                --
                                                       2005      1.144          1.122             1,385
                                                       2004      1.102          1.144               225
                                                       2003      1.000          1.102                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.463          1.594                --
                                                       2005      1.332          1.463             4,321
                                                       2004      1.171          1.332                --
                                                       2003      1.000          1.171                --

  Travelers Equity Income Subaccount (11/01).........  2006      1.239          1.299                --
                                                       2005      1.214          1.239           720,262
                                                       2004      1.131          1.214            41,041
                                                       2003      1.000          1.131                --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.177          1.204                --
                                                       2005      1.175          1.177            16,918
                                                       2004      1.090          1.175               219
                                                       2003      1.000          1.090                --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.272          1.314                --
                                                       2005      1.236          1.272                --
                                                       2004      1.145          1.236                --
                                                       2003      1.000          1.145                --

  Travelers Large Cap Subaccount (10/01).............  2006      1.240          1.274                --
                                                       2005      1.168          1.240            64,523
                                                       2004      1.122          1.168             2,527
                                                       2003      1.000          1.122                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.171                --
                                                       2005      1.000          1.104           295,809

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.017                --
                                                       2005      1.000          1.016            31,450

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085                --
                                                       2005      1.000          1.050           489,279

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.126                --
                                                       2005      1.000          1.083           203,169

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.045                --
                                                       2005      1.000          1.027            37,182

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.349          1.428                --
                                                       2005      1.232          1.349            10,886
                                                       2004      1.088          1.232             6,671
                                                       2003      1.000          1.088                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.269          1.339                --
                                                       2005      1.260          1.269            72,202
                                                       2004      1.131          1.260                --
                                                       2003      1.000          1.131                --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.180          1.215                --
                                                       2005      1.173          1.180         1,203,637
                                                       2004      1.077          1.173            63,089
                                                       2003      1.000          1.077                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.160          1.250                --
                                                       2005      1.115          1.160           414,455
                                                       2004      1.000          1.115               233

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.400          1.604                --
                                                       2005      1.308          1.400           256,874
                                                       2004      1.157          1.308             2,184
                                                       2003      1.000          1.157                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.265          1.339                --
                                                       2005      1.222          1.265           121,433
                                                       2004      1.126          1.222                --
                                                       2003      1.000          1.126                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087                --
                                                       2005      1.000          1.035            32,972

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.111                --
                                                       2005      1.089          1.102           941,307
                                                       2004      1.000          1.089             8,613

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.025          1.013                --
                                                       2005      1.032          1.025            21,132
                                                       2004      1.023          1.032               743
                                                       2003      1.000          1.023                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.197          1.246                --
                                                       2005      1.201          1.197            26,075
                                                       2004      1.115          1.201                --
                                                       2003      1.000          1.115                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275                --
                                                       2005      1.000          1.110            26,780

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.265                --
                                                       2005      1.000          1.106            36,600

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.066          1.025                --
                                                       2005      1.046          1.066            15,246
                                                       2004      1.000          1.046                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.898          0.868                --
                                                       2008      1.431          0.898            49,461
                                                       2007      1.501          1.431            45,353
                                                       2006      1.324          1.501            46,303
                                                       2005      1.302          1.324            57,756
                                                       2004      1.135          1.302                --
                                                       2003      1.000          1.135                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.770          0.787                --
                                                       2008      1.385          0.770                --
                                                       2007      1.261          1.385                --
                                                       2006      1.209          1.261                --
                                                       2005      1.147          1.209                --
                                                       2004      1.131          1.147                --
                                                       2003      1.000          1.131                --




             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.45%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.074          1.147                --
                                                       2006      1.000          1.074            19,132

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.251          1.310                --
                                                       2005      1.213          1.251            24,538
                                                       2004      1.175          1.213            24,538
                                                       2003      0.963          1.175            19,935
                                                       2002      1.000          0.963                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.352          1.310                --
                                                       2005      1.206          1.352            17,902
                                                       2004      1.141          1.206            36,520
                                                       2003      0.947          1.141            27,611
                                                       2002      1.000          0.947                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.268          1.761           622,216
                                                       2008      2.109          1.268           717,198
                                                       2007      1.882          2.109           845,324
                                                       2006      1.602          1.882           911,520
                                                       2005      1.439          1.602           948,592
                                                       2004      1.299          1.439           939,232
                                                       2003      0.984          1.299           606,925
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.029          1.399         1,750,502
                                                       2008      1.882          1.029         1,842,828
                                                       2007      1.717          1.882         2,450,821
                                                       2006      1.596          1.717         2,875,091
                                                       2005      1.408          1.596         3,079,647
                                                       2004      1.282          1.408         2,959,886
                                                       2003      0.960          1.282         1,589,866
                                                       2002      1.000          0.960                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.975          1.249         1,912,481
                                                       2008      1.608          0.975         2,035,988
                                                       2007      1.569          1.608         2,642,214
                                                       2006      1.396          1.569         3,104,742
                                                       2005      1.352          1.396         3,749,688
                                                       2004      1.255          1.352         3,694,941
                                                       2003      0.971          1.255         2,218,460
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.588          1.567                --
                                                       2005      1.377          1.588            54,696
                                                       2004      1.180          1.377             9,989
                                                       2003      0.968          1.180               785
                                                       2002      1.000          0.968                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (3/02).............................................  2007      2.695          2.815                --
                                                       2006      2.084          2.695             2,061
                                                       2005      1.669          2.084             2,063
                                                       2004      1.369          1.669             2,065
                                                       2003      0.982          1.369             2,067
                                                       2002      1.000          0.982                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.763          2.281                --
                                                       2005      1.685          1.763           168,150
                                                       2004      1.314          1.685           169,491
                                                       2003      1.005          1.314           116,510
                                                       2002      1.000          1.005                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.424          1.359                --
                                                       2007      1.362          1.424            15,100
                                                       2006      1.198          1.362            23,346
                                                       2005      1.177          1.198            23,701
                                                       2004      1.148          1.177            23,236
                                                       2003      0.971          1.148             2,694
                                                       2002      1.000          0.971                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.237          1.164                --
                                                       2007      1.425          1.237            29,587
                                                       2006      1.407          1.425            28,456
                                                       2005      1.363          1.407            29,338
                                                       2004      1.254          1.363            17,501
                                                       2003      0.976          1.254             3,495
                                                       2002      1.000          0.976                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.394                --
                                                       2005      1.196          1.286           362,351
                                                       2004      1.073          1.196           318,587
                                                       2003      1.000          1.073             2,903

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.283          1.426                --
                                                       2005      1.194          1.283           261,208
                                                       2004      1.066          1.194           227,077
                                                       2003      1.000          1.066               240

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2009      1.103          1.459            62,481
                                                       2008      1.973          1.103            64,381
                                                       2007      1.724          1.973            88,720
                                                       2006      1.585          1.724            80,377
                                                       2005      1.393          1.585           101,217
                                                       2004      1.239          1.393            69,583
                                                       2003      0.991          1.239            17,573
                                                       2002      1.000          0.991                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2009      0.895          1.186             8,502
                                                       2008      1.564          0.895             8,502
                                                       2007      1.502          1.564             8,502
                                                       2006      1.352          1.502             8,502
                                                       2005      1.148          1.352                --
                                                       2004      1.162          1.148                --
                                                       2003      0.953          1.162                --
                                                       2002      1.000          0.953                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.356          1.849           350,431
                                                       2008      2.300          1.356           371,451
                                                       2007      2.044          2.300           565,391
                                                       2006      1.864          2.044           664,361
                                                       2005      1.618          1.864           646,045
                                                       2004      1.330          1.618           535,382
                                                       2003      0.986          1.330           212,265
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.440          1.663                --
                                                       2005      1.334          1.440           795,038
                                                       2004      1.214          1.334           717,041
                                                       2003      0.994          1.214           458,930
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.418          3.101                --
                                                       2007      2.720          3.418           192,110
                                                       2006      2.176          2.720           230,006
                                                       2005      1.750          2.176           226,439
                                                       2004      1.438          1.750           160,556
                                                       2003      1.000          1.438            48,022

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.232          1.647           447,909
                                                       2008      2.117          1.232           559,398
                                                       2007      1.880          2.117           777,681
                                                       2006      1.586          1.880           941,992
                                                       2005      1.475          1.586           926,674
                                                       2004      1.275          1.475           838,272
                                                       2003      0.988          1.275           274,144
                                                       2002      1.000          0.988                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.514          1.800                --
                                                       2005      1.425          1.514           114,648
                                                       2004      1.259          1.425            43,957
                                                       2003      0.976          1.259             2,057
                                                       2002      1.000          0.976                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.050          1.071                --
                                                       2005      1.062          1.050             4,730
                                                       2004      1.000          1.062            27,383

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.225          1.261                --
                                                       2005      1.166          1.225                --
                                                       2004      1.103          1.166             7,190
                                                       2003      0.994          1.103            27,518
                                                       2002      1.000          0.994                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2009      1.269          1.556             1,896
                                                       2008      1.832          1.269             1,898
                                                       2007      1.543          1.832             1,900
                                                       2006      1.487          1.543             1,902
                                                       2005      1.356          1.487             2,629
                                                       2004      1.217          1.356             2,698
                                                       2003      0.988          1.217             2,687
                                                       2002      1.000          0.988                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2009      0.985          1.508                --
                                                       2008      1.801          0.985                --
                                                       2007      1.517          1.801                --
                                                       2006      1.442          1.517                --
                                                       2005      1.324          1.442               792
                                                       2004      1.350          1.324               795
                                                       2003      0.944          1.350               664
                                                       2002      1.000          0.944                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.526          1.433                --
                                                       2007      1.430          1.526            15,969
                                                       2006      1.242          1.430            20,377
                                                       2005      1.206          1.242            29,219
                                                       2004      1.182          1.206            28,719
                                                       2003      0.980          1.182            27,591
                                                       2002      1.000          0.980                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.509          1.681                --
                                                       2005      1.487          1.509           326,819
                                                       2004      1.326          1.487           358,842
                                                       2003      1.000          1.326           102,251

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.892          1.171           462,064
                                                       2008      1.534          0.892           531,361
                                                       2007      1.600          1.534           650,353

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      1.048          1.249           652,231
                                                       2008      1.520          1.048           492,441
                                                       2007      1.477          1.520           600,774

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.983          1.241           527,013
                                                       2008      1.588          0.983           596,441
                                                       2007      1.668          1.588           712,487

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (10/01)..................................  2009      1.018          1.237           158,599
                                                       2008      1.621          1.018           149,673
                                                       2007      1.599          1.621           164,783
                                                       2006      1.386          1.599           171,203
                                                       2005      1.333          1.386           211,911
                                                       2004      1.238          1.333           216,761
                                                       2003      0.958          1.238           171,462
                                                       2002      1.000          0.958                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.879          1.221            86,002
                                                       2008      1.436          0.879           141,978
                                                       2007      1.443          1.436           163,477

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2009      1.107          1.542            50,380
                                                       2008      1.913          1.107            57,351
                                                       2007      1.783          1.913            89,930
                                                       2006      1.620          1.783            70,029
                                                       2005      1.583          1.620           143,267
                                                       2004      1.409          1.583           205,010
                                                       2003      0.969          1.409           117,984
                                                       2002      1.000          0.969                --

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.925          0.898                --
                                                       2008      1.517          0.925            34,894
                                                       2007      1.481          1.517            98,810
                                                       2006      1.319          1.481           136,587
                                                       2005      1.296          1.319           152,151
                                                       2004      1.205          1.296           142,982
                                                       2003      0.967          1.205            70,314
                                                       2002      1.000          0.967                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.909          1.090                --
                                                       2008      1.246          0.909                --
                                                       2007      1.152          1.246                --
                                                       2006      1.096          1.152                --
                                                       2005      1.076          1.096                --
                                                       2004      1.000          1.076                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.759          0.870           212,568
                                                       2008      0.987          0.759           229,397
                                                       2007      0.998          0.987           235,972
                                                       2006      0.982          0.998           270,702
                                                       2005      0.983          0.982           343,643
                                                       2004      0.996          0.983           330,135
                                                       2003      1.000          0.996            47,603

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.611          1.685                --
                                                       2006      1.397          1.611           164,737
                                                       2005      1.376          1.397           243,383
                                                       2004      1.302          1.376           262,966
                                                       2003      0.960          1.302           167,690
                                                       2002      1.000          0.960                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/02).............................................  2007      1.388          1.442                --
                                                       2006      1.364          1.388             2,156
                                                       2005      1.329          1.364             1,994
                                                       2004      1.355          1.329             1,937
                                                       2003      0.961          1.355             1,697
                                                       2002      1.000          0.961                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2007      1.606          1.658                --
                                                       2006      1.481          1.606            28,822
                                                       2005      1.381          1.481            27,139
                                                       2004      1.298          1.381            21,740
                                                       2003      0.949          1.298             1,981
                                                       2002      1.000          0.949                --

  LMPVPII Growth and Income Subaccount (Class I)
  (1/00).............................................  2007      1.441          1.501                --
                                                       2006      1.314          1.441             1,236
                                                       2005      1.299          1.314             1,238
                                                       2004      1.228          1.299             1,241
                                                       2003      0.967          1.228               211
                                                       2002      1.000          0.967                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.566          1.623                --
                                                       2006      1.369          1.566           503,952
                                                       2005      1.358          1.369           620,310
                                                       2004      1.236          1.358           635,874
                                                       2003      1.000          1.236           321,133

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.751          1.925                --
                                                       2006      1.599          1.751           581,538
                                                       2005      1.514          1.599           697,616
                                                       2004      1.251          1.514           613,503
                                                       2003      1.000          1.251           237,691

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.085          1.116                --
                                                       2005      1.071          1.085                --
                                                       2004      1.000          1.071                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.696          1.630                --
                                                       2007      1.639          1.696            13,048
                                                       2006      1.731          1.639            15,526

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      1.028          1.478            34,280
                                                       2008      1.388          1.028            56,433
                                                       2007      1.384          1.388            61,525
                                                       2006      1.321          1.384            57,810

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.586          1.658                --
                                                       2006      1.506          1.586            77,629

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      1.008          1.172            64,349
                                                       2008      1.647          1.008            64,884
                                                       2007      1.644          1.647            56,019

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.575          0.758           132,888
                                                       2008      1.009          0.575           158,211
                                                       2007      1.213          1.009           176,242
                                                       2006      1.003          1.213           200,270

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.944          1.189            30,129
                                                       2008      1.294          0.944            30,014
                                                       2007      1.339          1.294            48,843
                                                       2006      1.264          1.339            43,135

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.065          1.616           128,760
                                                       2008      1.841          1.065           166,017
                                                       2007      1.903          1.841           252,581
                                                       2006      1.737          1.903           239,316

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.153          1.612            83,686
                                                       2008      2.033          1.153           101,120
                                                       2007      1.597          2.033            73,509
                                                       2006      1.567          1.597            62,572

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.656          0.875            29,507
                                                       2008      1.090          0.656            29,651
                                                       2007      1.237          1.090                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.888          0.876                --
                                                       2008      1.217          0.888                --
                                                       2007      1.173          1.217                --
                                                       2006      1.116          1.173                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.145          1.532            57,331
                                                       2008      1.438          1.145            70,487
                                                       2007      1.380          1.438            71,215
                                                       2006      1.324          1.380            76,652

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.676          0.781           326,074
                                                       2008      1.087          0.676           408,775
                                                       2007      1.072          1.087           664,258
                                                       2006      1.001          1.072           243,560

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.625          0.772           496,863
                                                       2008      1.046          0.625           646,399
                                                       2007      1.066          1.046           798,936
                                                       2006      1.002          1.066                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.857          0.813                --
                                                       2008      1.532          0.857            30,663
                                                       2007      1.403          1.532            28,618
                                                       2006      1.428          1.403            33,146

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.818          1.072            13,511
                                                       2008      1.366          0.818            15,243
                                                       2007      1.257          1.366            42,383
                                                       2006      1.274          1.257            42,794

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.526          2.519             3,485
                                                       2008      3.505          1.526             2,057
                                                       2007      2.797          3.505             2,059

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.414          2.332            96,612
                                                       2008      3.105          1.414           119,770

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.217          1.562            51,123
                                                       2008      2.163          1.217            59,152
                                                       2007      2.072          2.163            78,241

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.061          1.225           301,467
                                                       2008      1.164          1.061           318,433
                                                       2007      1.106          1.164           260,216

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.205          1.335         1,360,890

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.029          1.244            34,681
                                                       2008      1.571          1.029            41,766
                                                       2007      1.533          1.571            61,326
                                                       2006      1.434          1.533           119,162

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.136          1.251                --
                                                       2006      1.086          1.136             7,052

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.035          1.344           177,313
                                                       2008      1.188          1.035           163,220
                                                       2007      1.142          1.188           219,540
                                                       2006      1.109          1.142           171,152

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.663          0.818           485,285
                                                       2008      0.968          0.663           565,957
                                                       2007      1.023          0.968           773,322
                                                       2006      1.003          1.023           867,304

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.978          1.214            69,341

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.805          1.235                --
                                                       2008      1.459          0.805                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.929          1.353            48,338
                                                       2008      1.755          0.929            81,078
                                                       2007      1.494          1.755            88,600
                                                       2006      1.539          1.494            89,328

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.055          1.127            25,181
                                                       2008      1.120          1.055            31,758
                                                       2007      1.080          1.120           135,085
                                                       2006      1.045          1.080            57,422

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.889          1.026                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.783          0.981            69,749

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.023          1.003           115,454
                                                       2008      1.020          1.023           457,759
                                                       2007      0.995          1.020           303,139
                                                       2006      0.978          0.995           298,259

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.759          0.749                --
                                                       2008      1.302          0.759                --
                                                       2007      1.383          1.302                --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.831          1.070            14,757
                                                       2008      1.354          0.831            14,042

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.733          0.763                --
                                                       2008      1.361          0.733            38,887
                                                       2007      1.342          1.361            62,372
                                                       2006      1.332          1.342            92,196

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.866          1.029           157,289
                                                       2008      1.455          0.866           185,732
                                                       2007      1.433          1.455           228,215
                                                       2006      1.405          1.433           370,972

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.617          0.792           228,027
                                                       2008      1.062          0.617           228,027
                                                       2007      1.054          1.062           228,027
                                                       2006      1.002          1.054                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.892          1.049                --
                                                       2008      1.068          0.892                --
                                                       2007      1.037          1.068                --
                                                       2006      1.001          1.037                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.816          0.985            66,988
                                                       2008      1.067          0.816            75,121
                                                       2007      1.043          1.067           180,959
                                                       2006      1.002          1.043           372,223

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.743          0.918           260,143
                                                       2008      1.067          0.743           260,178
                                                       2007      1.048          1.067           260,178
                                                       2006      1.002          1.048            66,061

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.676          0.851            76,123
                                                       2008      1.067          0.676            80,317
                                                       2007      1.053          1.067           100,782
                                                       2006      1.002          1.053           134,994

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.928          1.136            20,407

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.033          1.192           781,431
                                                       2008      1.362          1.033           864,282
                                                       2007      1.340          1.362         1,050,728
                                                       2006      1.261          1.340         1,221,226

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.948          1.117           122,785
                                                       2008      1.440          0.948           109,659
                                                       2007      1.371          1.440           115,603
                                                       2006      1.248          1.371           125,653

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.629          0.857           387,761
                                                       2008      1.084          0.629           437,628
                                                       2007      1.045          1.084           686,231
                                                       2006      0.996          1.045           701,592

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.640          0.894             5,290
                                                       2008      1.132          0.640             5,297
                                                       2007      1.063          1.132            26,068
                                                       2006      0.998          1.063             5,309

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2009      0.762          1.031            20,865
                                                       2008      1.167          0.762            23,574

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.131          1.171                --
                                                       2006      1.071          1.131             4,730

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.045          1.066            24,909
                                                       2008      1.073          1.045            38,731
                                                       2007      1.053          1.073            86,594
                                                       2006      1.023          1.053            86,283

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.973          0.978                --
                                                       2005      0.969          0.973           241,352
                                                       2004      0.983          0.969           132,347
                                                       2003      0.999          0.983            11,760
                                                       2002      1.000          0.999                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.100          1.310                --
                                                       2005      1.066          1.100            12,321
                                                       2004      1.000          1.066             6,275

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.083          1.101                --
                                                       2006      1.102          1.083           433,579
                                                       2005      1.106          1.102           715,457
                                                       2004      1.041          1.106           678,713
                                                       2003      1.000          1.041           402,687

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.167          1.202                --
                                                       2008      1.141          1.167         1,559,149
                                                       2007      1.075          1.141         1,775,820
                                                       2006      1.061          1.075         2,224,202
                                                       2005      1.061          1.061         2,820,666
                                                       2004      1.037          1.061         2,705,908
                                                       2003      1.012          1.037         1,817,152
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.582          1.463                --
                                                       2007      1.469          1.582                --
                                                       2006      1.356          1.469                --
                                                       2005      1.295          1.356                --
                                                       2004      1.234          1.295                --
                                                       2003      0.958          1.234                --
                                                       2002      1.000          0.958                --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.929          2.083                --
                                                       2006      1.548          1.929           152,649
                                                       2005      1.414          1.548           118,435
                                                       2004      1.247          1.414           123,675
                                                       2003      0.994          1.247           141,914
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      2.100          2.236                --
                                                       2006      1.835          2.100            96,742
                                                       2005      1.756          1.835           120,574
                                                       2004      1.426          1.756            89,169
                                                       2003      0.977          1.426            48,389
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.345          1.428                --
                                                       2005      1.268          1.345           101,135
                                                       2004      1.220          1.268            90,190
                                                       2003      0.967          1.220            89,135
                                                       2002      1.000          0.967                --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.246          1.324                --
                                                       2005      1.272          1.246           179,647
                                                       2004      1.226          1.272           167,807
                                                       2003      0.995          1.226            11,156
                                                       2002      1.000          0.995                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.589          1.731                --
                                                       2005      1.449          1.589            61,319
                                                       2004      1.275          1.449            63,067
                                                       2003      0.977          1.275            55,380
                                                       2002      1.000          0.977                --

  Travelers Equity Income Subaccount (11/01).........  2006      1.341          1.405                --
                                                       2005      1.315          1.341           350,621
                                                       2004      1.226          1.315           363,339
                                                       2003      0.958          1.226           232,478
                                                       2002      1.000          0.958                --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.292          1.321                --
                                                       2005      1.291          1.292            87,127
                                                       2004      1.198          1.291            80,330
                                                       2003      1.003          1.198            22,819
                                                       2002      1.000          1.003                --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.350          1.394                --
                                                       2005      1.313          1.350             6,807
                                                       2004      1.217          1.313             5,376
                                                       2003      0.977          1.217                --
                                                       2002      1.000          0.977                --

  Travelers Large Cap Subaccount (10/01).............  2006      1.296          1.332                --
                                                       2005      1.222          1.296           106,339
                                                       2004      1.176          1.222           101,957
                                                       2003      0.966          1.176           100,664
                                                       2002      1.000          0.966                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.170                --
                                                       2005      1.000          1.104                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.016                --
                                                       2005      1.000          1.015                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.084                --
                                                       2005      1.000          1.049                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.082          1.125                --
                                                       2005      1.000          1.082             6,250

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.044                --
                                                       2005      1.000          1.027                --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.422          1.506                --
                                                       2005      1.301          1.422           121,684
                                                       2004      1.150          1.301           130,104
                                                       2003      0.973          1.150            85,949
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.458          1.539                --
                                                       2005      1.450          1.458            92,226
                                                       2004      1.302          1.450            27,016
                                                       2003      0.974          1.302             5,936
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.225          1.261                --
                                                       2005      1.219          1.225         1,931,053
                                                       2004      1.121          1.219         1,886,360
                                                       2003      0.986          1.121         1,674,573
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.158          1.248                --
                                                       2005      1.114          1.158            55,119
                                                       2004      1.000          1.114            13,187

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.516          1.737                --
                                                       2005      1.419          1.516           187,814
                                                       2004      1.256          1.419           120,602
                                                       2003      1.001          1.256            47,064
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.355          1.434                --
                                                       2005      1.310          1.355           160,260
                                                       2004      1.208          1.310           160,221
                                                       2003      1.000          1.208            15,008

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.086                --
                                                       2005      1.000          1.034                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.101          1.109                --
                                                       2005      1.088          1.101           206,711
                                                       2004      1.000          1.088            92,201

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.058          1.045                --
                                                       2005      1.067          1.058           135,960
                                                       2004      1.058          1.067           109,346
                                                       2003      1.014          1.058            13,167
                                                       2002      1.000          1.014                --

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.343          1.397                --
                                                       2005      1.348          1.343            39,402
                                                       2004      1.254          1.348            39,721
                                                       2003      0.969          1.254            36,786
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.274                --
                                                       2005      1.000          1.109                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.264                --
                                                       2005      1.000          1.105                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.064          1.023                --
                                                       2005      1.045          1.064            85,624
                                                       2004      1.000          1.045            43,929

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.978          0.946                --
                                                       2008      1.562          0.978            71,131
                                                       2007      1.639          1.562            73,228
                                                       2006      1.447          1.639           104,710
                                                       2005      1.425          1.447           204,245
                                                       2004      1.243          1.425           211,909
                                                       2003      0.974          1.243           235,475
                                                       2002      1.000          0.974                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.802          0.820                --
                                                       2008      1.444          0.802                --
                                                       2007      1.316          1.444                --
                                                       2006      1.263          1.316                --
                                                       2005      1.200          1.263                --
                                                       2004      1.185          1.200                --
                                                       2003      0.966          1.185                --
                                                       2002      1.000          0.966                --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2009.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2009 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund- merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust- merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust- merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio- merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio -- Class B was exchanged for Met Investors Series Trust- MFS(R) Emerging Markets Equity Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

            CONDENSED FINANCIAL INFORMATION -- PORTFOLIO ARCHITECT L

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.85%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.166          1.138                 --
                                                       2005      1.034          1.166            340,220
                                                       2004      0.973          1.034            534,327
                                                       2003      0.803          0.973            523,556
                                                       2002      1.183          0.803            444,753
                                                       2001      1.000          1.183             25,673

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.329          1.857          1,654,944
                                                       2008      2.198          1.329          2,379,174
                                                       2007      1.950          2.198          3,019,485
                                                       2006      1.649          1.950          3,272,923
                                                       2005      1.473          1.649          3,306,916
                                                       2004      1.322          1.473          2,655,233
                                                       2003      0.995          1.322          1,916,041
                                                       2002      1.188          0.995            687,483
                                                       2001      1.000          1.188             53,009

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.019          1.395          6,568,679
                                                       2008      1.854          1.019          7,523,472
                                                       2007      1.681          1.854          9,443,710
                                                       2006      1.553          1.681         11,381,502
                                                       2005      1.362          1.553         12,017,148
                                                       2004      1.233          1.362         10,520,778
                                                       2003      0.918          1.233          8,199,450
                                                       2002      1.238          0.918          3,191,614
                                                       2001      1.000          1.238            334,212

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.954          1.229          6,416,233
                                                       2008      1.564          0.954          7,779,967
                                                       2007      1.517          1.564          9,042,382
                                                       2006      1.341          1.517         11,151,752
                                                       2005      1.291          1.341         12,001,784
                                                       2004      1.191          1.291         11,617,894
                                                       2003      0.916          1.191          9,428,215
                                                       2002      1.143          0.916          4,343,254
                                                       2001      1.000          1.143            489,151

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.297          1.282                 --
                                                       2005      1.117          1.297            270,405
                                                       2004      0.952          1.117            284,837
                                                       2003      0.777          0.952            281,928
                                                       2002      1.000          0.777            229,435

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.703          2.217                 --
                                                       2005      1.618          1.703            843,861
                                                       2004      1.255          1.618            816,644
                                                       2003      0.953          1.255            682,096
                                                       2002      1.000          0.953            279,702

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.208          1.155                 --
                                                       2007      1.149          1.208            161,972
                                                       2006      1.005          1.149            183,032
                                                       2005      0.981          1.005            249,538
                                                       2004      0.951          0.981            270,405
                                                       2003      0.799          0.951            376,973
                                                       2002      1.000          0.799            163,994

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      0.982          0.926                 --
                                                       2007      1.124          0.982            453,336
                                                       2006      1.104          1.124            539,602
                                                       2005      1.063          1.104            683,335
                                                       2004      0.972          1.063            879,917
                                                       2003      0.752          0.972            842,382
                                                       2002      1.000          0.752            443,238

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.302          1.415                 --
                                                       2005      1.204          1.302            290,919
                                                       2004      1.074          1.204             79,948
                                                       2003      1.000          1.074              5,122

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.299          1.447                 --
                                                       2005      1.202          1.299            490,676
                                                       2004      1.067          1.202             99,662
                                                       2003      1.000          1.067                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2009      1.001          1.331            455,233
                                                       2008      1.779          1.001            522,821
                                                       2007      1.545          1.779            725,933
                                                       2006      1.412          1.545            813,613
                                                       2005      1.233          1.412          1,044,869
                                                       2004      1.091          1.233          1,209,098
                                                       2003      0.867          1.091            858,644
                                                       2002      1.000          0.867            392,286

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2009      0.840          1.120            166,988
                                                       2008      1.460          0.840            172,383
                                                       2007      1.393          1.460            188,195
                                                       2006      1.247          1.393            190,901
                                                       2005      1.053          1.247            199,781
                                                       2004      1.059          1.053            220,343
                                                       2003      0.863          1.059            203,174
                                                       2002      1.000          0.863            164,295

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.217          1.670          1,681,269
                                                       2008      2.053          1.217          2,066,887
                                                       2007      1.813          2.053          2,716,635
                                                       2006      1.643          1.813          3,237,766
                                                       2005      1.418          1.643          3,764,767
                                                       2004      1.159          1.418          3,531,167
                                                       2003      0.854          1.159          2,724,412
                                                       2002      1.000          0.854            848,122

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.242          1.443                 --
                                                       2005      1.144          1.242          3,654,757
                                                       2004      1.035          1.144          2,910,893
                                                       2003      0.842          1.035          2,090,772
                                                       2002      1.000          0.842            832,357

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.515          3.195                 --
                                                       2007      2.780          3.515          1,157,087
                                                       2006      2.211          2.780          1,274,566
                                                       2005      1.767          2.211          1,292,213
                                                       2004      1.444          1.767            612,528
                                                       2003      1.000          1.444             79,468

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.171          1.576          2,113,721
                                                       2008      2.001          1.171          2,480,408
                                                       2007      1.766          2.001          3,105,587
                                                       2006      1.481          1.766          3,387,056
                                                       2005      1.369          1.481          3,582,390
                                                       2004      1.177          1.369          2,636,109
                                                       2003      0.907          1.177          1,547,572
                                                       2002      1.134          0.907            725,922
                                                       2001      1.000          1.134             29,133

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.246          1.490                 --
                                                       2005      1.166          1.246          1,139,324
                                                       2004      1.024          1.166            867,313
                                                       2003      0.789          1.024            411,565
                                                       2002      1.000          0.789            189,113

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.061          1.084                 --
                                                       2005      1.067          1.061             55,885
                                                       2004      1.000          1.067             37,259

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.144          1.181                 --
                                                       2005      1.082          1.144          1,010,201
                                                       2004      1.018          1.082          1,275,401
                                                       2003      0.912          1.018          1,163,663
                                                       2002      1.000          0.912            268,558

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2009      0.978          1.206             20,421
                                                       2008      1.403          0.978             21,460
                                                       2007      1.174          1.403             19,937
                                                       2006      1.125          1.174             19,742
                                                       2005      1.020          1.125             25,381
                                                       2004      0.910          1.020             25,882
                                                       2003      0.734          0.910             23,785
                                                       2002      1.000          0.734              4,308

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2009      0.674          1.039             26,085
                                                       2008      1.226          0.674             50,844
                                                       2007      1.026          1.226             47,513
                                                       2006      0.970          1.026             53,457
                                                       2005      0.885          0.970             52,265
                                                       2004      0.897          0.885            134,295
                                                       2003      0.624          0.897            185,307
                                                       2002      1.000          0.624             83,475

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.186          1.117                 --
                                                       2007      1.105          1.186             17,001
                                                       2006      0.955          1.105             45,973
                                                       2005      0.921          0.955             68,205
                                                       2004      0.898          0.921            103,757
                                                       2003      0.739          0.898             83,879
                                                       2002      1.000          0.739            105,057

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.534          1.717                 --
                                                       2005      1.502          1.534            624,032
                                                       2004      1.332          1.502            359,563
                                                       2003      1.000          1.332            181,680

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.780          1.030          4,137,806
                                                       2008      1.333          0.780          5,049,565
                                                       2007      1.385          1.333          6,557,656

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      1.024          1.228          2,783,815
                                                       2008      1.476          1.024          2,662,566
                                                       2007      1.428          1.476          3,337,982

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.956          1.214          3,421,700
                                                       2008      1.536          0.956          4,209,432
                                                       2007      1.606          1.536          6,335,447

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.943          1.153          1,306,183
                                                       2008      1.493          0.943          1,488,498
                                                       2007      1.463          1.493          1,963,508
                                                       2006      1.261          1.463          1,457,483
                                                       2005      1.205          1.261          2,187,413
                                                       2004      1.112          1.205          2,449,937
                                                       2003      0.856          1.112          1,736,582
                                                       2002      1.134          0.856          1,123,187
                                                       2001      1.000          1.134             76,156

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.840          1.175          1,237,382
                                                       2008      1.365          0.840          1,608,272
                                                       2007      1.366          1.365          1,984,106

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.952          1.335            610,895
                                                       2008      1.636          0.952            751,633
                                                       2007      1.515          1.636          1,112,460
                                                       2006      1.369          1.515            874,133
                                                       2005      1.329          1.369          1,450,361
                                                       2004      1.176          1.329          1,512,977
                                                       2003      0.805          1.176          1,362,566
                                                       2002      1.255          0.805            374,199
                                                       2001      1.000          1.255              3,283

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.863          0.839                 --
                                                       2008      1.406          0.863          2,029,831
                                                       2007      1.365          1.406          2,219,452
                                                       2006      1.208          1.365          2,630,281
                                                       2005      1.180          1.208          3,241,340
                                                       2004      1.091          1.180          3,694,895
                                                       2003      0.870          1.091          3,104,267
                                                       2002      1.141          0.870          1,112,239
                                                       2001      1.000          1.141             46,322

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.935          1.128                 --
                                                       2008      1.274          0.935                 --
                                                       2007      1.170          1.274                 --
                                                       2006      1.107          1.170                 --
                                                       2005      1.080          1.107                 --
                                                       2004      1.000          1.080                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.784          0.903            299,074
                                                       2008      1.013          0.784            345,215
                                                       2007      1.018          1.013            548,010
                                                       2006      0.996          1.018            638,708
                                                       2005      0.991          0.996            790,687
                                                       2004      0.998          0.991            520,781
                                                       2003      1.000          0.998            112,210

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.426          1.494                 --
                                                       2006      1.229          1.426          3,034,285
                                                       2005      1.204          1.229          4,123,387
                                                       2004      1.132          1.204          4,776,424
                                                       2003      0.829          1.132          4,044,047
                                                       2002      1.127          0.829          2,454,452
                                                       2001      1.000          1.127            283,937

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.180          1.229                 --
                                                       2006      1.154          1.180            116,227
                                                       2005      1.117          1.154            192,032
                                                       2004      1.132          1.117            332,627
                                                       2003      0.798          1.132            121,429
                                                       2002      1.000          0.798             30,008

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.309          1.354                 --
                                                       2006      1.200          1.309             67,603
                                                       2005      1.113          1.200             68,803
                                                       2004      1.039          1.113             77,808
                                                       2003      0.755          1.039             57,784
                                                       2002      1.000          0.755              2,659

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.218          1.271                 --
                                                       2006      1.103          1.218             42,273
                                                       2005      1.085          1.103            127,638
                                                       2004      1.019          1.085            134,914
                                                       2003      0.798          1.019            150,416
                                                       2002      1.000          0.798             16,195

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.601          1.663                 --
                                                       2006      1.391          1.601            826,360
                                                       2005      1.372          1.391            912,109
                                                       2004      1.241          1.372            814,490
                                                       2003      1.000          1.241            254,459

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.790          1.971                 --
                                                       2006      1.625          1.790          1,328,761
                                                       2005      1.529          1.625          1,853,134
                                                       2004      1.256          1.529          1,047,903
                                                       2003      1.000          1.256            487,664

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.096          1.130                 --
                                                       2005      1.075          1.096                 --
                                                       2004      1.000          1.075                 --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.419          1.367                 --
                                                       2007      1.363          1.419            261,262
                                                       2006      1.434          1.363            351,310

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      1.053          1.523            143,499
                                                       2008      1.413          1.053            158,575
                                                       2007      1.401          1.413            299,564
                                                       2006      1.331          1.401            340,237

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.412          1.480                 --
                                                       2006      1.336          1.412            432,930

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.908          1.063            185,744
                                                       2008      1.476          0.908            234,239
                                                       2007      1.467          1.476            270,281

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.584          0.775            816,265
                                                       2008      1.019          0.584            855,425
                                                       2007      1.218          1.019          1,163,744
                                                       2006      1.003          1.218          1,350,094

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.965          1.223            144,548
                                                       2008      1.315          0.965            137,581
                                                       2007      1.353          1.315            116,308
                                                       2006      1.271          1.353             63,505

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.930          1.419            802,152
                                                       2008      1.597          0.930            856,150
                                                       2007      1.641          1.597          1,056,563
                                                       2006      1.492          1.641            931,468

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      0.959          1.348            321,892
                                                       2008      1.680          0.959            251,583
                                                       2007      1.312          1.680             84,653
                                                       2006      1.282          1.312            171,370

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.670          0.900             80,073
                                                       2008      1.063          0.670             98,949
                                                       2008      1.107          1.063            108,451
                                                       2007      1.251          1.107             11,588

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.913          0.902                 --
                                                       2008      1.244          0.913                 --
                                                       2007      1.192          1.244                 --
                                                       2006      1.130          1.192                 --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.117          1.503            249,155
                                                       2008      1.394          1.117            202,705
                                                       2007      1.329          1.394            342,408
                                                       2006      1.270          1.329            574,161

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.687          0.798            749,610
                                                       2008      1.098          0.687            786,202
                                                       2007      1.076          1.098          1,045,180
                                                       2006      1.001          1.076          1,093,247

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.635          0.789          1,704,558
                                                       2008      1.057          0.635          2,003,655
                                                       2007      1.070          1.057          2,160,726
                                                       2006      1.002          1.070             40,020

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.829          0.787                 --
                                                       2008      1.472          0.829            337,188
                                                       2007      1.340          1.472            506,785
                                                       2006      1.359          1.340            537,554

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.836          1.102             60,851
                                                       2008      1.388          0.836             59,738
                                                       2007      1.269          1.388             48,553
                                                       2006      1.281          1.269             11,402

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.463          2.427          1,016,774
                                                       2008      3.200          1.463          1,093,219

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.167          1.507            310,313
                                                       2008      2.062          1.167            359,515
                                                       2007      1.967          2.062            561,962

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.097          1.275          2,502,184
                                                       2008      1.197          1.097          2,786,262
                                                       2007      1.133          1.197          3,537,567

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.329          1.478          9,102,928

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.065          1.295            343,781
                                                       2008      1.615          1.065            117,736
                                                       2007      1.567          1.615            131,153
                                                       2006      1.460          1.567            145,731

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.147          1.265                 --
                                                       2006      1.092          1.147              8,773

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.064          1.390          1,208,409
                                                       2008      1.214          1.064          1,274,191
                                                       2007      1.160          1.214          1,385,294
                                                       2006      1.122          1.160          2,208,049

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.674          0.836          2,214,711
                                                       2008      0.978          0.674          2,622,643
                                                       2007      1.027          0.978          3,365,676
                                                       2006      1.003          1.027          1,958,877

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.799          0.995            418,573

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.543          0.795            581,592
                                                       2008      1.019          0.543            681,325
                                                       2007      0.862          1.019            980,232
                                                       2006      0.885          0.862          1,150,626

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.139          1.224            316,965
                                                       2008      1.201          1.139            333,953
                                                       2007      1.151          1.201            522,148
                                                       2006      1.110          1.151            186,368

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.916          1.061                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.726          0.913          1,048,488

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.058          1.043          1,727,401
                                                       2008      1.047          1.058          1,346,251
                                                       2007      1.016          1.047            920,417
                                                       2006      0.995          1.016            814,212

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.709          0.919            113,066
                                                       2008      1.151          0.709            136,012

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.678          0.707                 --
                                                       2008      1.252          0.678            945,305
                                                       2007      1.227          1.252          1,217,980
                                                       2006      1.212          1.227          1,534,327

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.894          1.069          1,903,920
                                                       2008      1.494          0.894          2,250,263
                                                       2007      1.462          1.494          2,732,435
                                                       2006      1.428          1.462          3,423,841

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.627          0.810          1,077,965
                                                       2008      1.073          0.627            101,904
                                                       2007      1.059          1.073             77,136
                                                       2006      1.002          1.059             82,046

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.907          1.073          1,311,540
                                                       2008      1.079          0.907          2,469,357
                                                       2007      1.041          1.079            694,072
                                                       2006      1.001          1.041            345,238

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.829          1.007            682,868
                                                       2008      1.078          0.829            461,557
                                                       2007      1.047          1.078            138,575
                                                       2006      1.002          1.047             96,735

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.755          0.938            689,973
                                                       2008      1.078          0.755            355,115
                                                       2007      1.053          1.078            365,282
                                                       2006      1.002          1.053            138,612

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.687          0.870            319,169
                                                       2008      1.078          0.687            354,568
                                                       2007      1.058          1.078          3,790,478
                                                       2006      1.002          1.058          3,867,318

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.868          1.066          1,906,871

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.091          1.268          5,570,751
                                                       2008      1.431          1.091          6,623,364
                                                       2007      1.399          1.431          8,475,997
                                                       2006      1.311          1.399         10,776,451

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.975          1.156            579,426
                                                       2008      1.472          0.975            741,138
                                                       2007      1.393          1.472            811,778
                                                       2006      1.262          1.393            724,652

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.639          0.877          1,666,362
                                                       2008      1.095          0.639          1,838,210
                                                       2007      1.049          1.095          2,240,779
                                                       2006      0.996          1.049          2,055,848

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.651          0.914            166,401
                                                       2008      1.143          0.651            192,308
                                                       2007      1.067          1.143            294,582
                                                       2006      0.998          1.067            375,374

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2009      0.609          0.829            310,798
                                                       2008      0.928          0.609            349,280

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.150          1.192                 --
                                                       2006      1.084          1.150             55,924

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.075          1.102              4,767
                                                       2008      1.097          1.075              3,806
                                                       2007      1.069          1.097              5,256
                                                       2006      1.035          1.069              5,154

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.987          0.995                 --
                                                       2005      0.977          0.987            848,137
                                                       2004      0.986          0.977          1,483,340
                                                       2003      0.996          0.986          1,002,392
                                                       2002      1.000          0.996          1,305,479

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.111          1.329                 --
                                                       2005      1.071          1.111              4,459
                                                       2004      1.000          1.071              4,344

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.107          1.128                 --
                                                       2006      1.119          1.107          4,427,645
                                                       2005      1.117          1.119          4,051,146
                                                       2004      1.045          1.117          3,205,754
                                                       2003      1.000          1.045          1,272,314

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.283          1.325                 --
                                                       2008      1.248          1.283         10,331,159
                                                       2007      1.169          1.248         13,620,913
                                                       2006      1.146          1.169         17,239,178
                                                       2005      1.140          1.146         22,862,275
                                                       2004      1.107          1.140         25,251,835
                                                       2003      1.074          1.107         24,931,634
                                                       2002      1.003          1.074         12,110,005
                                                       2001      1.000          1.003            284,980

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.828          1.977                 --
                                                       2006      1.458          1.828            638,928
                                                       2005      1.323          1.458            563,447
                                                       2004      1.160          1.323            708,372
                                                       2003      0.919          1.160            789,803
                                                       2002      1.138          0.919            348,979
                                                       2001      1.000          1.138             52,475

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.157          2.302                 --
                                                       2006      1.874          2.157            987,227
                                                       2005      1.783          1.874          1,262,872
                                                       2004      1.439          1.783          1,531,094
                                                       2003      0.980          1.439          1,457,951
                                                       2002      1.221          0.980            894,693
                                                       2001      1.000          1.221             16,781

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.277          1.359                 --
                                                       2005      1.196          1.277            625,300
                                                       2004      1.144          1.196            971,172
                                                       2003      0.901          1.144            604,655
                                                       2002      1.206          0.901            171,916
                                                       2001      1.000          1.206              3,553

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.193          1.270                 --
                                                       2005      1.211          1.193          1,185,709
                                                       2004      1.160          1.211          4,274,583
                                                       2003      0.936          1.160          2,146,338
                                                       2002      1.000          0.936            241,752

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.314          1.434                 --
                                                       2005      1.191          1.314            402,107
                                                       2004      1.042          1.191            420,924
                                                       2003      0.793          1.042            398,425
                                                       2002      1.000          0.793             70,673

  Travelers Equity Income Subaccount (11/99).........  2006      1.360          1.428                 --
                                                       2005      1.326          1.360          4,685,823
                                                       2004      1.229          1.326          4,664,493
                                                       2003      0.955          1.229          3,466,972
                                                       2002      1.130          0.955            851,610
                                                       2001      1.000          1.130             27,813

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.300          1.331                 --
                                                       2005      1.291          1.300            889,535
                                                       2004      1.191          1.291          1,140,165
                                                       2003      0.991          1.191          1,078,686
                                                       2002      1.000          0.991            129,210

  Travelers Federated Stock Subaccount (3/02)........  2006      1.100          1.138                 --
                                                       2005      1.064          1.100            221,079
                                                       2004      0.980          1.064            266,163
                                                       2003      0.782          0.980            244,153
                                                       2002      1.000          0.782             56,793

  Travelers Large Cap Subaccount (11/99).............  2006      1.177          1.212                 --
                                                       2005      1.103          1.177          1,408,457
                                                       2004      1.055          1.103          1,502,752
                                                       2003      0.862          1.055          1,320,336
                                                       2002      1.138          0.862            297,305
                                                       2001      1.000          1.138             36,628

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.108          1.177                 --
                                                       2005      1.000          1.108              4,537

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.019          1.022                 --
                                                       2005      1.000          1.019            111,348

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.053          1.090                 --
                                                       2005      1.000          1.053            127,111

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.086          1.132                 --
                                                       2005      1.000          1.086          3,605,600

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.030          1.049                 --
                                                       2005      1.000          1.030              4,434

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.259          1.336                 --
                                                       2005      1.145          1.259            577,073
                                                       2004      1.006          1.145            802,307
                                                       2003      0.846          1.006            611,226
                                                       2002      1.151          0.846            186,632
                                                       2001      1.000          1.151                614

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      0.837          0.885                 --
                                                       2005      0.827          0.837          1,379,504
                                                       2004      0.738          0.827            965,769
                                                       2003      0.549          0.738            863,409
                                                       2002      1.000          0.549            228,485

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.271          1.311                 --
                                                       2005      1.258          1.271         14,835,633
                                                       2004      1.150          1.258         15,096,154
                                                       2003      1.005          1.150         12,779,445
                                                       2002      1.081          1.005          4,612,845
                                                       2001      1.000          1.081            348,528

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.169          1.262                 --
                                                       2005      1.119          1.169            534,003
                                                       2004      1.000          1.119             22,370

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.300          1.492                 --
                                                       2005      1.209          1.300            900,979
                                                       2004      1.064          1.209            782,542
                                                       2003      0.843          1.064            306,180
                                                       2002      1.000          0.843             43,855

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.377          1.460                 --
                                                       2005      1.324          1.377            135,007
                                                       2004      1.213          1.324             98,404
                                                       2003      1.000          1.213             37,895

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.038          1.092                 --
                                                       2005      1.000          1.038              2,873

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.112          1.122                 --
                                                       2005      1.092          1.112          2,085,055
                                                       2004      1.000          1.092            835,408

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.121          1.110                 --
                                                       2005      1.124          1.121          1,128,780
                                                       2004      1.108          1.124          1,759,387
                                                       2003      1.055          1.108          1,843,904
                                                       2002      1.000          1.055            702,120

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.056          1.101                 --
                                                       2005      1.054          1.056            968,595
                                                       2004      0.974          1.054          1,033,754
                                                       2003      0.749          0.974          1,013,488
                                                       2002      1.148          0.749            737,863
                                                       2001      1.000          1.148            122,403

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.113          1.281                 --
                                                       2005      1.000          1.113              8,406

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.109          1.271                 --
                                                       2005      1.000          1.109             15,029

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.075          1.035                 --
                                                       2005      1.049          1.075              4,894
                                                       2004      1.000          1.049                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.797          0.772                 --
                                                       2008      1.265          0.797            537,009
                                                       2007      1.319          1.265            766,683
                                                       2006      1.158          1.319            906,464
                                                       2005      1.133          1.158          1,240,004
                                                       2004      0.983          1.133          1,468,543
                                                       2003      0.766          0.983          1,566,559
                                                       2002      1.000          0.766            848,211

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.623          0.638                 --
                                                       2008      1.114          0.623             16,681
                                                       2007      1.010          1.114             53,456
                                                       2006      0.963          1.010             53,468
                                                       2005      0.909          0.963             66,019
                                                       2004      0.893          0.909             68,034
                                                       2003      0.723          0.893             73,388
                                                       2002      1.000          0.723             80,186




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.95%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.372          1.337               --
                                                       2005      1.218          1.372            8,961
                                                       2004      1.147          1.218            8,961
                                                       2003      0.948          1.147            4,728
                                                       2002      1.000          0.948               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.307          1.824           22,377
                                                       2008      2.163          1.307           35,802
                                                       2007      1.921          2.163           11,841
                                                       2006      1.626          1.921            1,393
                                                       2005      1.454          1.626            1,395
                                                       2004      1.306          1.454            8,292
                                                       2003      0.984          1.306               --
                                                       2002      1.000          0.984               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.060          1.450          273,186
                                                       2008      1.930          1.060          289,909
                                                       2007      1.752          1.930          275,894
                                                       2006      1.620          1.752          331,594
                                                       2005      1.422          1.620          320,187
                                                       2004      1.289          1.422          310,343
                                                       2003      0.961          1.289          233,269
                                                       2002      1.000          0.961               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      1.005          1.294          562,754
                                                       2008      1.649          1.005          611,944
                                                       2007      1.601          1.649          621,304
                                                       2006      1.417          1.601          665,666
                                                       2005      1.365          1.417          612,262
                                                       2004      1.261          1.365          612,287
                                                       2003      0.971          1.261          359,401
                                                       2002      1.000          0.971               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.612          1.593               --
                                                       2005      1.391          1.612               --
                                                       2004      1.186          1.391               --
                                                       2003      0.968          1.186               --
                                                       2002      1.000          0.968               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.789          2.328               --
                                                       2005      1.702          1.789           24,733
                                                       2004      1.321          1.702               --
                                                       2003      1.005          1.321               --
                                                       2002      1.000          1.005               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.460          1.396               --
                                                       2007      1.390          1.460           22,444
                                                       2006      1.217          1.390           23,082
                                                       2005      1.189          1.217           19,911
                                                       2004      1.154          1.189               --
                                                       2003      0.971          1.154               --
                                                       2002      1.000          0.971               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.268          1.196               --
                                                       2007      1.454          1.268               --
                                                       2006      1.429          1.454               --
                                                       2005      1.377          1.429               --
                                                       2004      1.261          1.377               --
                                                       2003      0.976          1.261               --
                                                       2002      1.000          0.976               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.299          1.412               --
                                                       2005      1.203          1.299               --
                                                       2004      1.074          1.203               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.444               --
                                                       2005      1.201          1.297               --
                                                       2004      1.067          1.201               --
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2009      1.137          1.511           20,548
                                                       2008      2.024          1.137           20,382
                                                       2007      1.759          2.024           21,679
                                                       2006      1.610          1.759           20,986
                                                       2005      1.407          1.610           21,375
                                                       2004      1.246          1.407               --
                                                       2003      0.991          1.246               --
                                                       2002      1.000          0.991               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2009      0.923          1.229               --
                                                       2008      1.604          0.923               --
                                                       2007      1.533          1.604               --
                                                       2006      1.373          1.533               --
                                                       2005      1.160          1.373               --
                                                       2004      1.168          1.160               --
                                                       2003      0.953          1.168               --
                                                       2002      1.000          0.953               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.397          1.915           57,190
                                                       2008      2.359          1.397           60,584
                                                       2007      2.086          2.359           43,873
                                                       2006      1.892          2.086           63,282
                                                       2005      1.635          1.892           60,437
                                                       2004      1.337          1.635           22,724
                                                       2003      0.986          1.337           21,215
                                                       2002      1.000          0.986               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.462          1.697               --
                                                       2005      1.348          1.462           24,185
                                                       2004      1.220          1.348               --
                                                       2003      0.994          1.220           37,934
                                                       2002      1.000          0.994               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.498          3.179               --
                                                       2007      2.770          3.498            4,524
                                                       2006      2.205          2.770           24,671
                                                       2005      1.764          2.205           25,451
                                                       2004      1.443          1.764           14,602
                                                       2003      1.000          1.443               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.270          1.706           60,785
                                                       2008      2.171          1.270           61,717
                                                       2007      1.918          2.171           61,720
                                                       2006      1.610          1.918           42,323
                                                       2005      1.490          1.610           42,325
                                                       2004      1.282          1.490           47,231
                                                       2003      0.989          1.282           45,162
                                                       2002      1.000          0.989               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.537          1.837               --
                                                       2005      1.440          1.537           18,752
                                                       2004      1.265          1.440           11,908
                                                       2003      0.976          1.265               --
                                                       2002      1.000          0.976               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.059          1.082               --
                                                       2005      1.066          1.059               --
                                                       2004      1.000          1.066               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.243          1.283               --
                                                       2005      1.178          1.243               --
                                                       2004      1.109          1.178               --
                                                       2003      0.994          1.109               --
                                                       2002      1.000          0.994               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2009      1.308          1.611               --
                                                       2008      1.879          1.308               --
                                                       2007      1.574          1.879               --
                                                       2006      1.510          1.574               --
                                                       2005      1.370          1.510               --
                                                       2004      1.223          1.370               --
                                                       2003      0.988          1.223               --
                                                       2002      1.000          0.988               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2009      1.015          1.562               --
                                                       2008      1.847          1.015               --
                                                       2007      1.548          1.847               --
                                                       2006      1.464          1.548               --
                                                       2005      1.338          1.464               --
                                                       2004      1.357          1.338               --
                                                       2003      0.944          1.357               --
                                                       2002      1.000          0.944               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.565          1.472               --
                                                       2007      1.459          1.565               --
                                                       2006      1.261          1.459               --
                                                       2005      1.218          1.261               --
                                                       2004      1.188          1.218               --
                                                       2003      0.980          1.188               --
                                                       2002      1.000          0.980               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.529          1.711               --
                                                       2005      1.500          1.529           16,669
                                                       2004      1.331          1.500           24,726
                                                       2003      1.000          1.331           21,288

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.919          1.213          115,739
                                                       2008      1.573          0.919          116,108
                                                       2007      1.635          1.573          116,304

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      1.081          1.294          378,076
                                                       2008      1.559          1.081          383,820
                                                       2007      1.509          1.559          390,865

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      1.013          1.285           55,692
                                                       2008      1.629          1.013           55,699
                                                       2007      1.705          1.629           61,204

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      1.050          1.281            6,082
                                                       2008      1.662          1.050            6,088
                                                       2007      1.632          1.662           77,506
                                                       2006      1.407          1.632            6,098
                                                       2005      1.347          1.407            6,103
                                                       2004      1.244          1.347            6,109
                                                       2003      0.959          1.244            3,053
                                                       2002      1.000          0.959               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.906          1.265           58,283
                                                       2008      1.473          0.906           58,789
                                                       2007      1.475          1.473          112,702

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      1.141          1.597           18,797
                                                       2008      1.962          1.141           19,603
                                                       2007      1.819          1.962           37,101
                                                       2006      1.645          1.819           12,736
                                                       2005      1.599          1.645           13,402
                                                       2004      1.416          1.599               --
                                                       2003      0.970          1.416               --
                                                       2002      1.000          0.970               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.953          0.927               --
                                                       2008      1.555          0.953           41,330
                                                       2007      1.512          1.555           83,751
                                                       2006      1.339          1.512          109,497
                                                       2005      1.310          1.339          111,342
                                                       2004      1.211          1.310          105,163
                                                       2003      0.967          1.211          105,766
                                                       2002      1.000          0.967               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.931          1.121               --
                                                       2008      1.269          0.931               --
                                                       2007      1.167          1.269               --
                                                       2006      1.105          1.167               --
                                                       2005      1.079          1.105               --
                                                       2004      1.000          1.079               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.779          0.897               --
                                                       2008      1.008          0.779               --
                                                       2007      1.015          1.008               --
                                                       2006      0.994          1.015               --
                                                       2005      0.990          0.994               --
                                                       2004      0.998          0.990               --
                                                       2003      1.000          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.643          1.722               --
                                                       2006      1.419          1.643           48,307
                                                       2005      1.390          1.419           39,811
                                                       2004      1.309          1.390           39,816
                                                       2003      0.960          1.309           40,379
                                                       2002      1.000          0.960               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.416          1.473               --
                                                       2006      1.385          1.416               --
                                                       2005      1.342          1.385               --
                                                       2004      1.362          1.342               --
                                                       2003      0.961          1.362               --
                                                       2002      1.000          0.961               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.638          1.694               --
                                                       2006      1.504          1.638               --
                                                       2005      1.396          1.504               --
                                                       2004      1.304          1.396               --
                                                       2003      0.949          1.304               --
                                                       2002      1.000          0.949               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.470          1.534               --
                                                       2006      1.334          1.470               --
                                                       2005      1.312          1.334               --
                                                       2004      1.235          1.312               --
                                                       2003      0.967          1.235               --
                                                       2002      1.000          0.967               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.595          1.656               --
                                                       2006      1.387          1.595               --
                                                       2005      1.370          1.387               --
                                                       2004      1.240          1.370               --
                                                       2003      1.000          1.240               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.784          1.964               --
                                                       2006      1.620          1.784           30,605
                                                       2005      1.527          1.620           29,794
                                                       2004      1.255          1.527           29,800
                                                       2003      1.000          1.255           29,801

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.094          1.127               --
                                                       2005      1.074          1.094               --
                                                       2004      1.000          1.074               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.739          1.675               --
                                                       2007      1.672          1.739               --
                                                       2006      1.761          1.672               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      1.059          1.531               --
                                                       2008      1.423          1.059               --
                                                       2007      1.412          1.423               --
                                                       2006      1.343          1.412               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.618          1.695               --
                                                       2006      1.532          1.618               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      1.039          1.214               --
                                                       2008      1.689          1.039               --
                                                       2007      1.681          1.689               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.583          0.772           19,699
                                                       2008      1.017          0.583           20,217
                                                       2007      1.217          1.017           18,559
                                                       2006      1.003          1.217           47,855

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.962          1.217               --
                                                       2008      1.311          0.962               --
                                                       2007      1.350          1.311               --
                                                       2006      1.270          1.350               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.098          1.673           86,915
                                                       2008      1.888          1.098           88,609
                                                       2007      1.942          1.888           96,904
                                                       2006      1.767          1.942           79,377

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.189          1.670           10,237
                                                       2008      2.085          1.189           12,060
                                                       2007      1.630          2.085               --
                                                       2006      1.593          1.630               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.668          0.896               --
                                                       2008      1.060          0.668               --
                                                       2008      1.104          1.060               --
                                                       2007      1.249          1.104               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.909          0.898               --
                                                       2008      1.240          0.909               --
                                                       2007      1.189          1.240               --
                                                       2006      1.127          1.189               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.180          1.587            1,645
                                                       2008      1.475          1.180            2,878
                                                       2007      1.408          1.475            2,879
                                                       2006      1.347          1.408            2,880

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.685          0.795           36,689
                                                       2008      1.096          0.685           39,921
                                                       2007      1.075          1.096           39,265
                                                       2006      1.001          1.075           38,973

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.633          0.786           18,915
                                                       2008      1.055          0.633           20,454
                                                       2007      1.069          1.055           51,069
                                                       2006      1.002          1.069               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.884          0.839               --
                                                       2008      1.571          0.884               --
                                                       2007      1.432          1.571               --
                                                       2006      1.453          1.432           20,979

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.833          1.097           16,576
                                                       2008      1.384          0.833           16,576
                                                       2007      1.267          1.384           16,576
                                                       2006      1.279          1.267               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.455          2.411            4,794
                                                       2008      3.184          1.455            4,037

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.254          1.618           95,403
                                                       2008      2.219          1.254           98,100
                                                       2007      2.117          2.219           83,632

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.091          1.267           60,065
                                                       2008      1.192          1.091           60,153
                                                       2007      1.128          1.192           60,230

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.244          1.383          192,697

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.059          1.287               --
                                                       2008      1.608          1.059               --
                                                       2007      1.562          1.608            5,914
                                                       2006      1.456          1.562            5,919

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.145          1.263               --
                                                       2006      1.091          1.145            5,867

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.059          1.382               --
                                                       2008      1.210          1.059               --
                                                       2007      1.157          1.210               --
                                                       2006      1.120          1.157               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.672          0.833           51,533
                                                       2008      0.976          0.672           53,326
                                                       2007      1.026          0.976           52,541
                                                       2006      1.003          1.026           85,604

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      1.010          1.258            4,209

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.958          1.401            2,977
                                                       2008      1.800          0.958            5,203
                                                       2007      1.524          1.800            5,205
                                                       2006      1.565          1.524            5,207

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.088          1.168               (0)
                                                       2008      1.148          1.088            8,166
                                                       2007      1.102          1.148            8,193
                                                       2006      1.063          1.102               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.912          1.055               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.809          1.016            9,022

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.055          1.039           11,554
                                                       2008      1.046          1.055           11,582
                                                       2007      1.015          1.046           11,611
                                                       2006      0.995          1.015           11,640

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.856          1.108           22,500
                                                       2008      1.390          0.856           21,693

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.756          0.788               --
                                                       2008      1.396          0.756            9,029
                                                       2007      1.370          1.396            9,029
                                                       2006      1.355          1.370            9,029

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.893          1.065           49,785
                                                       2008      1.492          0.893           50,732
                                                       2007      1.462          1.492           77,841
                                                       2006      1.429          1.462           77,841

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.626          0.807               --
                                                       2008      1.071          0.626               --
                                                       2007      1.058          1.071               --
                                                       2006      1.002          1.058               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.904          1.069               --
                                                       2008      1.077          0.904               --
                                                       2007      1.040          1.077               --
                                                       2006      1.001          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.827          1.003               --
                                                       2008      1.076          0.827               --
                                                       2007      1.047          1.076               --
                                                       2006      1.002          1.047               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.753          0.935          633,132
                                                       2008      1.076          0.753          633,132
                                                       2007      1.052          1.076          608,755
                                                       2006      1.002          1.052               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.685          0.867               --
                                                       2008      1.076          0.685               --
                                                       2007      1.057          1.076               --
                                                       2006      1.002          1.057               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.958          1.176           37,753

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.064          1.235           94,315
                                                       2008      1.397          1.064          137,359
                                                       2007      1.367          1.397          143,277
                                                       2006      1.282          1.367          134,570

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.970          1.149               --
                                                       2008      1.466          0.970               --
                                                       2007      1.389          1.466               --
                                                       2006      1.260          1.389               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.637          0.873           32,028
                                                       2008      1.093          0.637           32,330
                                                       2007      1.049          1.093           32,071
                                                       2006      0.996          1.049           32,135

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.649          0.911           12,241
                                                       2008      1.141          0.649           12,241
                                                       2007      1.066          1.141           12,241
                                                       2006      0.998          1.066           12,241

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2009      0.786          1.068               --
                                                       2008      1.198          0.786               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.147          1.189               --
                                                       2006      1.082          1.147               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.070          1.096               --
                                                       2008      1.093          1.070               --
                                                       2007      1.067          1.093               --
                                                       2006      1.033          1.067               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.987          0.995               --
                                                       2005      0.979          0.987           11,670
                                                       2004      0.988          0.979           11,700
                                                       2003      1.000          0.988               --
                                                       2002      1.000          1.000               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.110          1.326               --
                                                       2005      1.070          1.110               --
                                                       2004      1.000          1.070               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.103          1.123               --
                                                       2006      1.116          1.103           60,291
                                                       2005      1.115          1.116           60,291
                                                       2004      1.044          1.115           60,291
                                                       2003      1.000          1.044           57,878

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.202          1.241               --
                                                       2008      1.170          1.202          165,771
                                                       2007      1.097          1.170          171,818
                                                       2006      1.077          1.097          168,805
                                                       2005      1.072          1.077          167,332
                                                       2004      1.042          1.072          179,966
                                                       2003      1.012          1.042          151,979
                                                       2002      1.000          1.012               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.969          2.129               --
                                                       2006      1.572          1.969           66,294
                                                       2005      1.428          1.572           67,482
                                                       2004      1.253          1.428           72,597
                                                       2003      0.994          1.253           72,597
                                                       2002      1.000          0.994               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.143          2.285               --
                                                       2006      1.863          2.143           25,467
                                                       2005      1.774          1.863           25,776
                                                       2004      1.433          1.774            8,360
                                                       2003      0.977          1.433            8,360
                                                       2002      1.000          0.977               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.366          1.453               --
                                                       2005      1.281          1.366           20,979
                                                       2004      1.226          1.281           20,979
                                                       2003      0.967          1.226           20,979
                                                       2002      1.000          0.967               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.265          1.347               --
                                                       2005      1.285          1.265            2,881
                                                       2004      1.233          1.285               --
                                                       2003      0.996          1.233               --
                                                       2002      1.000          0.996               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.614          1.761               --
                                                       2005      1.464          1.614               --
                                                       2004      1.282          1.464               --
                                                       2003      0.977          1.282               --
                                                       2002      1.000          0.977               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.361          1.429               --
                                                       2005      1.329          1.361           78,736
                                                       2004      1.233          1.329           79,753
                                                       2003      0.958          1.233           75,794
                                                       2002      1.000          0.958               --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.311          1.343               --
                                                       2005      1.304          1.311               --
                                                       2004      1.205          1.304               --
                                                       2003      1.003          1.205               --
                                                       2002      1.000          1.003               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.370          1.417               --
                                                       2005      1.327          1.370               --
                                                       2004      1.224          1.327               --
                                                       2003      0.978          1.224               --
                                                       2002      1.000          0.978               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.316          1.355               --
                                                       2005      1.235          1.316               --
                                                       2004      1.182          1.235               --
                                                       2003      0.967          1.182               --
                                                       2002      1.000          0.967               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.107          1.176               --
                                                       2005      1.000          1.107               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.021               --
                                                       2005      1.000          1.018               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.089               --
                                                       2005      1.000          1.052               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.131               --
                                                       2005      1.000          1.085               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.029          1.048               --
                                                       2005      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.444          1.532               --
                                                       2005      1.314          1.444               --
                                                       2004      1.156          1.314               --
                                                       2003      0.973          1.156               --
                                                       2002      1.000          0.973               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.481          1.565               --
                                                       2005      1.465          1.481            5,209
                                                       2004      1.309          1.465               --
                                                       2003      0.974          1.309               --
                                                       2002      1.000          0.974               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.243          1.282               --
                                                       2005      1.231          1.243          137,752
                                                       2004      1.127          1.231          143,268
                                                       2003      0.986          1.127          291,870
                                                       2002      1.000          0.986               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.167          1.260               --
                                                       2005      1.118          1.167               --
                                                       2004      1.000          1.118           22,795

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.540          1.767               --
                                                       2005      1.433          1.540           80,331
                                                       2004      1.263          1.433           70,505
                                                       2003      1.001          1.263           67,375
                                                       2002      1.000          1.001               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.373          1.456               --
                                                       2005      1.321          1.373            5,924
                                                       2004      1.212          1.321            5,930
                                                       2003      1.000          1.212            6,531

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.091               --
                                                       2005      1.000          1.037               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.110          1.120               --
                                                       2005      1.092          1.110               --
                                                       2004      1.000          1.092               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.074          1.063               --
                                                       2005      1.078          1.074            8,248
                                                       2004      1.064          1.078            8,276
                                                       2003      1.014          1.064               --
                                                       2002      1.000          1.014               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.363          1.421               --
                                                       2005      1.362          1.363            8,608
                                                       2004      1.260          1.362            8,608
                                                       2003      0.969          1.260            8,608
                                                       2002      1.000          0.969               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.113          1.279               --
                                                       2005      1.000          1.113               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.270               --
                                                       2005      1.000          1.108               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.073          1.033               --
                                                       2005      1.049          1.073               --
                                                       2004      1.000          1.049               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      1.008          0.977               --
                                                       2008      1.602          1.008            7,450
                                                       2007      1.673          1.602            7,453
                                                       2006      1.470          1.673            7,456
                                                       2005      1.439          1.470            7,459
                                                       2004      1.250          1.439               --
                                                       2003      0.974          1.250               --
                                                       2002      1.000          0.974               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.827          0.846               --
                                                       2008      1.481          0.827               --
                                                       2007      1.343          1.481               --
                                                       2006      1.282          1.343               --
                                                       2005      1.212          1.282               --
                                                       2004      1.191          1.212               --
                                                       2003      0.966          1.191               --
                                                       2002      1.000          0.966               --

             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.00%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.370          1.334               --
                                                       2005      1.217          1.370               --
                                                       2004      1.146          1.217               --
                                                       2003      0.948          1.146               --
                                                       2002      1.000          0.948               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.303          1.818          129,042
                                                       2008      2.158          1.303          136,429
                                                       2007      1.917          2.158          165,904
                                                       2006      1.624          1.917          178,010
                                                       2005      1.452          1.624          110,811
                                                       2004      1.305          1.452           42,254
                                                       2003      0.984          1.305           19,446
                                                       2002      1.000          0.984               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.057          1.444          361,028
                                                       2008      1.925          1.057          383,503
                                                       2007      1.748          1.925          430,026
                                                       2006      1.618          1.748          437,863
                                                       2005      1.420          1.618          340,966
                                                       2004      1.288          1.420          120,679
                                                       2003      0.961          1.288           47,022
                                                       2002      1.000          0.961               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      1.002          1.289          289,134
                                                       2008      1.645          1.002          335,713
                                                       2007      1.598          1.645          412,337
                                                       2006      1.415          1.598          415,257
                                                       2005      1.364          1.415          319,906
                                                       2004      1.261          1.364          155,487
                                                       2003      0.971          1.261           60,641
                                                       2002      1.000          0.971               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.610          1.591               --
                                                       2005      1.389          1.610               --
                                                       2004      1.186          1.389               --
                                                       2003      0.968          1.186               --
                                                       2002      1.000          0.968               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.787          2.323               --
                                                       2005      1.701          1.787            1,402
                                                       2004      1.321          1.701               --
                                                       2003      1.005          1.321               --
                                                       2002      1.000          1.005               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.456          1.392               --
                                                       2007      1.387          1.456               --
                                                       2006      1.215          1.387               --
                                                       2005      1.187          1.215               --
                                                       2004      1.153          1.187               --
                                                       2003      0.971          1.153               --
                                                       2002      1.000          0.971               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.265          1.193               --
                                                       2007      1.451          1.265            1,265
                                                       2006      1.427          1.451            1,316
                                                       2005      1.375          1.427            1,318
                                                       2004      1.260          1.375               --
                                                       2003      0.976          1.260               --
                                                       2002      1.000          0.976               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410               --
                                                       2005      1.202          1.298           31,491
                                                       2004      1.074          1.202               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.442               --
                                                       2005      1.200          1.295           34,696
                                                       2004      1.067          1.200            9,982
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2009      1.134          1.505            1,070
                                                       2008      2.018          1.134            1,114
                                                       2007      1.756          2.018            1,175
                                                       2006      1.607          1.756            1,223
                                                       2005      1.406          1.607            1,225
                                                       2004      1.245          1.406               --
                                                       2003      0.991          1.245               --
                                                       2002      1.000          0.991               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2009      0.920          1.224               --
                                                       2008      1.600          0.920               --
                                                       2007      1.530          1.600               --
                                                       2006      1.371          1.530               --
                                                       2005      1.159          1.371               --
                                                       2004      1.167          1.159               --
                                                       2003      0.953          1.167               --
                                                       2002      1.000          0.953               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.393          1.908           98,681
                                                       2008      2.353          1.393          100,963
                                                       2007      2.082          2.353          110,828
                                                       2006      1.889          2.082          108,117
                                                       2005      1.633          1.889           93,631
                                                       2004      1.336          1.633           52,848
                                                       2003      0.986          1.336           29,604
                                                       2002      1.000          0.986               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.459          1.693               --
                                                       2005      1.347          1.459           76,699
                                                       2004      1.220          1.347           10,810
                                                       2003      0.994          1.220           13,197
                                                       2002      1.000          0.994               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.490          3.171               --
                                                       2007      2.765          3.490           37,280
                                                       2006      2.202          2.765           38,825
                                                       2005      1.763          2.202           25,297
                                                       2004      1.442          1.763            1,778
                                                       2003      1.000          1.442           10,805

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.266          1.700           63,644
                                                       2008      2.166          1.266           64,175
                                                       2007      1.914          2.166           61,496
                                                       2006      1.608          1.914           83,242
                                                       2005      1.489          1.608           77,170
                                                       2004      1.281          1.489           58,192
                                                       2003      0.989          1.281           67,115
                                                       2002      1.000          0.989               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.535          1.833               --
                                                       2005      1.438          1.535           28,099
                                                       2004      1.265          1.438            4,542
                                                       2003      0.976          1.265               --
                                                       2002      1.000          0.976               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.058          1.081               --
                                                       2005      1.066          1.058           18,869
                                                       2004      1.000          1.066               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.242          1.281               --
                                                       2005      1.176          1.242               --
                                                       2004      1.108          1.176               --
                                                       2003      0.994          1.108               --
                                                       2002      1.000          0.994               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2009      1.304          1.606               --
                                                       2008      1.874          1.304               --
                                                       2007      1.571          1.874               --
                                                       2006      1.507          1.571               --
                                                       2005      1.369          1.507               --
                                                       2004      1.223          1.369               --
                                                       2003      0.988          1.223               --
                                                       2002      1.000          0.988               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2009      1.012          1.556            3,785
                                                       2008      1.843          1.012            4,319
                                                       2007      1.545          1.843            5,645
                                                       2006      1.462          1.545            6,357
                                                       2005      1.337          1.462            7,625
                                                       2004      1.356          1.337               --
                                                       2003      0.944          1.356               --
                                                       2002      1.000          0.944               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.561          1.468               --
                                                       2007      1.456          1.561               --
                                                       2006      1.259          1.456               --
                                                       2005      1.217          1.259               --
                                                       2004      1.188          1.217               --
                                                       2003      0.980          1.188               --
                                                       2002      1.000          0.980               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708               --
                                                       2005      1.498          1.527           14,774
                                                       2004      1.330          1.498            5,304
                                                       2003      1.000          1.330               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.916          1.209           97,227
                                                       2008      1.569          0.916           82,009
                                                       2007      1.631          1.569          114,689

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      1.077          1.289           44,524
                                                       2008      1.555          1.077           65,888
                                                       2007      1.506          1.555          101,995

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      1.010          1.281           34,946
                                                       2008      1.625          1.010           42,529
                                                       2007      1.701          1.625           47,305

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      1.046          1.277            1,086
                                                       2008      1.658          1.046            1,088
                                                       2007      1.628          1.658            1,089
                                                       2006      1.405          1.628            1,090
                                                       2005      1.345          1.405            1,091
                                                       2004      1.243          1.345               --
                                                       2003      0.958          1.243               --
                                                       2002      1.000          0.958               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.903          1.260           20,134
                                                       2008      1.469          0.903           19,973
                                                       2007      1.471          1.469           20,026

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      1.137          1.592           23,192
                                                       2008      1.957          1.137           25,509
                                                       2007      1.815          1.957           25,369
                                                       2006      1.642          1.815            5,625
                                                       2005      1.597          1.642            3,179
                                                       2004      1.415          1.597            1,499
                                                       2003      0.970          1.415               --
                                                       2002      1.000          0.970               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.950          0.924               --
                                                       2008      1.551          0.950            1,309
                                                       2007      1.509          1.551            1,314
                                                       2006      1.337          1.509            4,462
                                                       2005      1.308          1.337            4,470
                                                       2004      1.211          1.308            4,478
                                                       2003      0.967          1.211               --
                                                       2002      1.000          0.967               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.929          1.118               --
                                                       2008      1.267          0.929               --
                                                       2007      1.165          1.267               --
                                                       2006      1.104          1.165               --
                                                       2005      1.079          1.104               --
                                                       2004      1.000          1.079               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.777          0.895               --
                                                       2008      1.006          0.777               --
                                                       2007      1.013          1.006            6,368
                                                       2006      0.993          1.013            8,876
                                                       2005      0.989          0.993            8,879
                                                       2004      0.998          0.989            8,882
                                                       2003      1.000          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.640          1.718               --
                                                       2006      1.417          1.640            2,252
                                                       2005      1.389          1.417            2,252
                                                       2004      1.308          1.389            2,252
                                                       2003      0.960          1.308            2,252
                                                       2002      1.000          0.960               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.413          1.470               --
                                                       2006      1.383          1.413               --
                                                       2005      1.341          1.383               --
                                                       2004      1.361          1.341               --
                                                       2003      0.961          1.361               --
                                                       2002      1.000          0.961               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.635          1.691               --
                                                       2006      1.502          1.635            6,287
                                                       2005      1.394          1.502            7,097
                                                       2004      1.304          1.394               --
                                                       2003      0.949          1.304               --
                                                       2002      1.000          0.949               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.467          1.531               --
                                                       2006      1.332          1.467               --
                                                       2005      1.311          1.332               --
                                                       2004      1.234          1.311               --
                                                       2003      0.967          1.234               --
                                                       2002      1.000          0.967               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.592          1.653               --
                                                       2006      1.385          1.592           37,493
                                                       2005      1.369          1.385           36,659
                                                       2004      1.239          1.369           17,462
                                                       2003      1.000          1.239               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.780          1.960               --
                                                       2006      1.618          1.780           62,613
                                                       2005      1.525          1.618           57,739
                                                       2004      1.255          1.525           19,603
                                                       2003      1.000          1.255              574

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.093          1.126               --
                                                       2005      1.074          1.093               --
                                                       2004      1.000          1.074               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.735          1.670               --
                                                       2007      1.669          1.735               --
                                                       2006      1.758          1.669               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      1.056          1.525            8,221
                                                       2008      1.420          1.056           11,263
                                                       2007      1.410          1.420           28,262
                                                       2006      1.341          1.410           16,220

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.615          1.691               --
                                                       2006      1.529          1.615               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      1.036          1.210               --
                                                       2008      1.685          1.036               --
                                                       2007      1.677          1.685               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.582          0.771            2,666
                                                       2008      1.016          0.582            2,675
                                                       2007      1.217          1.016            2,683
                                                       2006      1.003          1.217            7,846

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.960          1.215               --
                                                       2008      1.310          0.960            3,355
                                                       2007      1.349          1.310            3,355
                                                       2006      1.269          1.349            3,355

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.094          1.668           18,217
                                                       2008      1.884          1.094           18,280
                                                       2007      1.938          1.884           19,288
                                                       2006      1.764          1.938           26,158

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.185          1.664           17,254
                                                       2008      2.080          1.185           17,597
                                                       2007      1.626          2.080           10,814
                                                       2006      1.591          1.626            3,406

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.667          0.894               --
                                                       2008      1.058          0.667               --
                                                       2008      1.102          1.058               --
                                                       2007      1.247          1.102               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.907          0.896               --
                                                       2008      1.237          0.907               --
                                                       2007      1.187          1.237               --
                                                       2006      1.126          1.187               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.177          1.582               --
                                                       2008      1.471          1.177               --
                                                       2007      1.405          1.471               --
                                                       2006      1.344          1.405               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.684          0.794            2,667
                                                       2008      1.095          0.684            2,777
                                                       2007      1.075          1.095            2,929
                                                       2006      1.001          1.075            3,047

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.633          0.785           73,236
                                                       2008      1.054          0.633           85,284
                                                       2007      1.069          1.054          119,580
                                                       2006      1.002          1.069            8,374

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.881          0.836               --
                                                       2008      1.567          0.881               --
                                                       2007      1.429          1.567            5,199
                                                       2006      1.450          1.429            5,199

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.832          1.094               --
                                                       2008      1.382          0.832               --
                                                       2007      1.266          1.382               --
                                                       2006      1.279          1.266               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.451          2.403           36,089
                                                       2008      3.176          1.451           39,871

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.250          1.612               --
                                                       2008      2.213          1.250               --
                                                       2007      2.113          2.213               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.088          1.262          119,933
                                                       2008      1.189          1.088          123,065
                                                       2007      1.126          1.189          138,068

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.240          1.378          243,927

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.056          1.282               --
                                                       2008      1.604          1.056               --
                                                       2007      1.559          1.604               --
                                                       2006      1.453          1.559               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.144          1.262               --
                                                       2006      1.090          1.144               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.057          1.379           45,868
                                                       2008      1.208          1.057           57,339
                                                       2007      1.156          1.208           96,041
                                                       2006      1.119          1.156          100,478

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.671          0.831          134,305
                                                       2008      0.975          0.671          146,739
                                                       2007      1.026          0.975          178,099
                                                       2006      1.003          1.026           75,289

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      1.007          1.253               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.955          1.396           10,753
                                                       2008      1.795          0.955           11,055
                                                       2007      1.521          1.795           11,926
                                                       2006      1.562          1.521           19,806

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.084          1.164           52,184
                                                       2008      1.146          1.084           55,792
                                                       2007      1.100          1.146           35,083
                                                       2006      1.061          1.100           18,196

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.909          1.052               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.806          1.013           27,245

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.052          1.035               --
                                                       2008      1.043          1.052               --
                                                       2007      1.013          1.043               --
                                                       2006      0.993          1.013               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.854          1.104               --
                                                       2008      1.387          0.854               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.753          0.785               --
                                                       2008      1.393          0.753           27,250
                                                       2007      1.367          1.393           27,254
                                                       2006      1.352          1.367           27,257

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.890          1.062           64,613
                                                       2008      1.489          0.890           64,624
                                                       2007      1.459          1.489           64,633
                                                       2006      1.426          1.459           64,641

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.625          0.805               --
                                                       2008      1.070          0.625           27,656
                                                       2007      1.057          1.070           27,688
                                                       2006      1.002          1.057           27,716

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.903          1.067               --
                                                       2008      1.076          0.903               --
                                                       2007      1.040          1.076               --
                                                       2006      1.001          1.040           38,308

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.826          1.001               --
                                                       2008      1.075          0.826               --
                                                       2007      1.046          1.075               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.752          0.933           38,802
                                                       2008      1.076          0.752           38,828
                                                       2007      1.052          1.076           38,903
                                                       2006      1.002          1.052              982

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.684          0.865          270,766
                                                       2008      1.075          0.684          285,703
                                                       2007      1.057          1.075          294,393
                                                       2006      1.002          1.057          273,532

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.955          1.172            1,304

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.061          1.231          130,012
                                                       2008      1.393          1.061          140,304
                                                       2007      1.365          1.393          164,171
                                                       2006      1.280          1.365          168,730

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.968          1.146           38,669
                                                       2008      1.464          0.968           43,369
                                                       2007      1.387          1.464           53,875
                                                       2006      1.259          1.387           51,954

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.636          0.872          119,471
                                                       2008      1.092          0.636          125,771
                                                       2007      1.048          1.092          153,162
                                                       2006      0.996          1.048          141,496

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.648          0.909               --
                                                       2008      1.140          0.648               --
                                                       2007      1.066          1.140               --
                                                       2006      0.998          1.066               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2009      0.783          1.064            1,151
                                                       2008      1.195          0.783            1,199

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.145          1.187               --
                                                       2006      1.081          1.145           18,491

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.067          1.093               --
                                                       2008      1.091          1.067               --
                                                       2007      1.065          1.091               --
                                                       2006      1.032          1.065               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.986          0.993               --
                                                       2005      0.978          0.986               --
                                                       2004      0.987          0.978               --
                                                       2003      1.000          0.987               --
                                                       2002      1.000          1.000               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.109          1.325               --
                                                       2005      1.070          1.109               --
                                                       2004      1.000          1.070               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.121               --
                                                       2006      1.115          1.101          123,795
                                                       2005      1.114          1.115          157,960
                                                       2004      1.044          1.114           67,168
                                                       2003      1.000          1.044           34,812

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.199          1.237               --
                                                       2008      1.167          1.199          194,527
                                                       2007      1.095          1.167          241,997
                                                       2006      1.076          1.095          225,507
                                                       2005      1.071          1.076          217,671
                                                       2004      1.042          1.071           49,211
                                                       2003      1.012          1.042           91,451
                                                       2002      1.000          1.012               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.965          2.124               --
                                                       2006      1.569          1.965               --
                                                       2005      1.427          1.569               --
                                                       2004      1.253          1.427               --
                                                       2003      0.994          1.253               --
                                                       2002      1.000          0.994               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.138          2.280               --
                                                       2006      1.860          2.138           46,357
                                                       2005      1.773          1.860           43,405
                                                       2004      1.433          1.773           27,512
                                                       2003      0.977          1.433           19,985
                                                       2002      1.000          0.977               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.364          1.450               --
                                                       2005      1.279          1.364            5,199
                                                       2004      1.226          1.279            5,199
                                                       2003      0.967          1.226               --
                                                       2002      1.000          0.967               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.263          1.344               --
                                                       2005      1.284          1.263               --
                                                       2004      1.232          1.284               --
                                                       2003      0.996          1.232               --
                                                       2002      1.000          0.996               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.611          1.758               --
                                                       2005      1.462          1.611               --
                                                       2004      1.281          1.462               --
                                                       2003      0.977          1.281               --
                                                       2002      1.000          0.977               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.359          1.426               --
                                                       2005      1.327          1.359           64,649
                                                       2004      1.232          1.327           63,717
                                                       2003      0.958          1.232           48,026
                                                       2002      1.000          0.958               --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.309          1.341               --
                                                       2005      1.303          1.309           16,141
                                                       2004      1.204          1.303               --
                                                       2003      1.003          1.204               --
                                                       2002      1.000          1.003               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.368          1.415               --
                                                       2005      1.325          1.368               --
                                                       2004      1.223          1.325               --
                                                       2003      0.978          1.223               --
                                                       2002      1.000          0.978               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.314          1.352               --
                                                       2005      1.233          1.314            3,521
                                                       2004      1.181          1.233            3,521
                                                       2003      0.967          1.181              616
                                                       2002      1.000          0.967               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.107          1.175               --
                                                       2005      1.000          1.107           23,645

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.021               --
                                                       2005      1.000          1.018           37,600

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.088               --
                                                       2005      1.000          1.052              329

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130               --
                                                       2005      1.000          1.085           43,756

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.029          1.048               --
                                                       2005      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.442          1.529               --
                                                       2005      1.313          1.442               --
                                                       2004      1.156          1.313               --
                                                       2003      0.973          1.156               --
                                                       2002      1.000          0.973               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.478          1.562               --
                                                       2005      1.463          1.478           10,746
                                                       2004      1.308          1.463               --
                                                       2003      0.974          1.308               --
                                                       2002      1.000          0.974               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.242          1.280               --
                                                       2005      1.230          1.242          145,919
                                                       2004      1.126          1.230           83,145
                                                       2003      0.986          1.126           43,414
                                                       2002      1.000          0.986               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.166          1.259               --
                                                       2005      1.118          1.166           44,123
                                                       2004      1.000          1.118               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.537          1.764               --
                                                       2005      1.432          1.537           27,884
                                                       2004      1.262          1.432            6,415
                                                       2003      1.001          1.262            6,515
                                                       2002      1.000          1.001               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453               --
                                                       2005      1.320          1.372               --
                                                       2004      1.212          1.320               --
                                                       2003      1.000          1.212               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.090               --
                                                       2005      1.000          1.037               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.109          1.119               --
                                                       2005      1.091          1.109           93,381
                                                       2004      1.000          1.091           34,210

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.073          1.061               --
                                                       2005      1.077          1.073           18,568
                                                       2004      1.063          1.077               --
                                                       2003      1.014          1.063               --
                                                       2002      1.000          1.014               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.361          1.418               --
                                                       2005      1.361          1.361           22,633
                                                       2004      1.260          1.361           22,637
                                                       2003      0.969          1.260           22,642
                                                       2002      1.000          0.969               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.279               --
                                                       2005      1.000          1.112               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269               --
                                                       2005      1.000          1.108               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.072          1.032               --
                                                       2005      1.048          1.072               --
                                                       2004      1.000          1.048               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      1.005          0.974               --
                                                       2008      1.598          1.005               --
                                                       2007      1.669          1.598               --
                                                       2006      1.467          1.669               --
                                                       2005      1.438          1.467               --
                                                       2004      1.249          1.438               --
                                                       2003      0.974          1.249               --
                                                       2002      1.000          0.974               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.824          0.843               --
                                                       2008      1.477          0.824               --
                                                       2007      1.340          1.477               --
                                                       2006      1.280          1.340               --
                                                       2005      1.211          1.280               --
                                                       2004      1.190          1.211               --
                                                       2003      0.966          1.190               --
                                                       2002      1.000          0.966               --




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.05%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.156          1.126                --
                                                       2005      1.028          1.156           347,920
                                                       2004      0.968          1.028           372,515
                                                       2003      0.801          0.968           394,719
                                                       2002      1.182          0.801           422,138
                                                       2001      1.000          1.182           170,836

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.310          1.826           492,396
                                                       2008      2.171          1.310           503,803
                                                       2007      1.929          2.171           688,333
                                                       2006      1.635          1.929           927,883
                                                       2005      1.463          1.635         1,027,930
                                                       2004      1.316          1.463         1,070,524
                                                       2003      0.993          1.316         1,046,278
                                                       2002      1.187          0.993         1,010,551
                                                       2001      1.000          1.187           198,467

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.005          1.372         1,634,039
                                                       2008      1.830          1.005         1,731,530
                                                       2007      1.663          1.830         2,194,734
                                                       2006      1.540          1.663         3,051,113
                                                       2005      1.353          1.540         3,359,314
                                                       2004      1.227          1.353         3,533,116
                                                       2003      0.916          1.227         2,628,725
                                                       2002      1.237          0.916         1,878,262
                                                       2001      1.000          1.237           983,277

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.940          1.209         1,497,875
                                                       2008      1.544          0.940         1,807,005
                                                       2007      1.501          1.544         2,621,532
                                                       2006      1.330          1.501         3,467,098
                                                       2005      1.282          1.330         4,282,897
                                                       2004      1.186          1.282         4,657,202
                                                       2003      0.914          1.186         4,375,502
                                                       2002      1.143          0.914         3,413,144
                                                       2001      1.000          1.143           514,638

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.287          1.272                --
                                                       2005      1.111          1.287            48,830
                                                       2004      0.949          1.111            48,121
                                                       2003      0.775          0.949            47,448
                                                       2002      1.000          0.775            13,963

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.690          2.196                --
                                                       2005      1.609          1.690           247,390
                                                       2004      1.250          1.609           316,497
                                                       2003      0.952          1.250           324,500
                                                       2002      1.000          0.952           254,096

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.194          1.141                --
                                                       2007      1.138          1.194            23,617
                                                       2006      0.997          1.138            22,888
                                                       2005      0.975          0.997            40,547
                                                       2004      0.948          0.975            40,791
                                                       2003      0.798          0.948            48,092
                                                       2002      1.000          0.798                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      0.970          0.915                --
                                                       2007      1.114          0.970            59,385
                                                       2006      1.096          1.114            62,792
                                                       2005      1.057          1.096           104,511
                                                       2004      0.969          1.057           104,238
                                                       2003      0.751          0.969            87,565
                                                       2002      1.000          0.751            30,660

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408                --
                                                       2005      1.201          1.297            50,359
                                                       2004      1.074          1.201            44,617
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.440                --
                                                       2005      1.199          1.294            21,349
                                                       2004      1.067          1.199            16,503
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2009      0.987          1.310            41,555
                                                       2008      1.758          0.987            50,351
                                                       2007      1.530          1.758            40,324
                                                       2006      1.402          1.530            49,696
                                                       2005      1.226          1.402           148,325
                                                       2004      1.087          1.226           173,596
                                                       2003      0.865          1.087           167,866
                                                       2002      1.000          0.865            98,257

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2009      0.829          1.103                --
                                                       2008      1.443          0.829                --
                                                       2007      1.380          1.443                --
                                                       2006      1.238          1.380                --
                                                       2005      1.047          1.238                --
                                                       2004      1.055          1.047                --
                                                       2003      0.862          1.055                --
                                                       2002      1.000          0.862                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.201          1.644           289,772
                                                       2008      2.030          1.201           341,738
                                                       2007      1.796          2.030           357,352
                                                       2006      1.631          1.796           459,141
                                                       2005      1.411          1.631           445,909
                                                       2004      1.155          1.411           361,681
                                                       2003      0.853          1.155           255,006
                                                       2002      1.000          0.853           148,547

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.233          1.430                --
                                                       2005      1.138          1.233           606,220
                                                       2004      1.031          1.138           549,617
                                                       2003      0.841          1.031           406,480
                                                       2002      1.000          0.841           111,997

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.482          3.163                --
                                                       2007      2.760          3.482           112,593
                                                       2006      2.199          2.760           115,958
                                                       2005      1.761          2.199            75,757
                                                       2004      1.442          1.761            62,765
                                                       2003      1.000          1.442            27,068

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.154          1.550           461,577
                                                       2008      1.976          1.154           676,353
                                                       2007      1.747          1.976           729,839
                                                       2006      1.469          1.747           853,741
                                                       2005      1.361          1.469           908,858
                                                       2004      1.172          1.361           953,288
                                                       2003      0.904          1.172           513,949
                                                       2002      1.134          0.904           319,815
                                                       2001      1.000          1.134            47,591

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.237          1.477                --
                                                       2005      1.160          1.237           145,298
                                                       2004      1.020          1.160            72,027
                                                       2003      0.788          1.020            27,006
                                                       2002      1.000          0.788            17,719

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.057          1.080                --
                                                       2005      1.065          1.057                --
                                                       2004      1.000          1.065                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.135          1.171                --
                                                       2005      1.076          1.135             2,009
                                                       2004      1.015          1.076            11,325
                                                       2003      0.911          1.015            12,720
                                                       2002      1.000          0.911             4,844

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2009      0.964          1.187                --
                                                       2008      1.387          0.964             4,621
                                                       2007      1.163          1.387                --
                                                       2006      1.117          1.163                --
                                                       2005      1.015          1.117                --
                                                       2004      0.907          1.015                --
                                                       2003      0.733          0.907                --
                                                       2002      1.000          0.733                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2009      0.665          1.023            17,308
                                                       2008      1.212          0.665            23,725
                                                       2007      1.017          1.212            27,371
                                                       2006      0.962          1.017            27,384
                                                       2005      0.880          0.962            37,943
                                                       2004      0.894          0.880            37,960
                                                       2003      0.623          0.894            36,011
                                                       2002      1.000          0.623                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.173          1.103                --
                                                       2007      1.095          1.173            10,594
                                                       2006      0.947          1.095            18,390
                                                       2005      0.916          0.947            18,393
                                                       2004      0.894          0.916            18,396
                                                       2003      0.738          0.894            17,668
                                                       2002      1.000          0.738            17,318

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.525          1.705                --
                                                       2005      1.497          1.525            27,875
                                                       2004      1.330          1.497            17,906
                                                       2003      1.000          1.330             4,618

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.769          1.013         1,283,152
                                                       2008      1.317          0.769         1,410,045
                                                       2007      1.370          1.317         1,574,995

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      1.009          1.208           817,848
                                                       2008      1.458          1.009           748,127
                                                       2007      1.412          1.458           952,825

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.942          1.194           833,873
                                                       2008      1.517          0.942           899,751
                                                       2007      1.588          1.517         1,139,248

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.930          1.134           235,588
                                                       2008      1.474          0.930           535,985
                                                       2007      1.448          1.474           555,205
                                                       2006      1.250          1.448           427,683
                                                       2005      1.197          1.250           522,604
                                                       2004      1.107          1.197           554,866
                                                       2003      0.854          1.107           636,125
                                                       2002      1.133          0.854           526,307
                                                       2001      1.000          1.133            14,994

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.828          1.155           461,768
                                                       2008      1.348          0.828           538,204
                                                       2007      1.351          1.348           587,902

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.939          1.313           120,371
                                                       2008      1.616          0.939           156,691
                                                       2007      1.499          1.616           203,696
                                                       2006      1.357          1.499           213,822
                                                       2005      1.320          1.357           245,178
                                                       2004      1.171          1.320           305,578
                                                       2003      0.802          1.171           295,575
                                                       2002      1.255          0.802           244,170
                                                       2001      1.000          1.255            22,533

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.850          0.826                --
                                                       2008      1.388          0.850           152,863
                                                       2007      1.351          1.388           242,321
                                                       2006      1.198          1.351           246,110
                                                       2005      1.173          1.198           434,032
                                                       2004      1.086          1.173           499,129
                                                       2003      0.867          1.086           389,159
                                                       2002      1.141          0.867           162,856
                                                       2001      1.000          1.141                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.927          1.115                --
                                                       2008      1.264          0.927                --
                                                       2007      1.164          1.264                --
                                                       2006      1.103          1.164                --
                                                       2005      1.078          1.103                --
                                                       2004      1.000          1.078                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.775          0.892            26,679
                                                       2008      1.004          0.775            24,497
                                                       2007      1.011          1.004            25,789
                                                       2006      0.991          1.011            35,261
                                                       2005      0.989          0.991            38,858
                                                       2004      0.997          0.989            19,753
                                                       2003      1.000          0.997               579

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.411          1.478                --
                                                       2006      1.219          1.411           595,112
                                                       2005      1.196          1.219           710,038
                                                       2004      1.127          1.196           850,183
                                                       2003      0.827          1.127           867,910
                                                       2002      1.127          0.827           838,091
                                                       2001      1.000          1.127            74,887

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.169          1.216                --
                                                       2006      1.145          1.169            26,832
                                                       2005      1.111          1.145            25,564
                                                       2004      1.128          1.111            25,077
                                                       2003      0.797          1.128            24,323
                                                       2002      1.000          0.797             4,749

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.297          1.341                --
                                                       2006      1.192          1.297               192
                                                       2005      1.107          1.192             5,241
                                                       2004      1.035          1.107             5,464
                                                       2003      0.754          1.035             5,467
                                                       2002      1.000          0.754                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.206          1.258                --
                                                       2006      1.095          1.206             4,227
                                                       2005      1.079          1.095             4,232
                                                       2004      1.016          1.079             4,237
                                                       2003      0.797          1.016             2,931
                                                       2002      1.000          0.797                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.589          1.649                --
                                                       2006      1.383          1.589         1,067,268
                                                       2005      1.368          1.383         1,103,425
                                                       2004      1.239          1.368         1,091,516
                                                       2003      1.000          1.239           207,608

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.777          1.956                --
                                                       2006      1.616          1.777           798,547
                                                       2005      1.524          1.616           848,933
                                                       2004      1.254          1.524           748,357
                                                       2003      1.000          1.254           254,809

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.092          1.125                --
                                                       2005      1.073          1.092                --
                                                       2004      1.000          1.073                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.403          1.350                --
                                                       2007      1.350          1.403           111,126
                                                       2006      1.423          1.350           132,174

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      1.039          1.500            55,012
                                                       2008      1.397          1.039            67,549
                                                       2007      1.388          1.397           131,342
                                                       2006      1.321          1.388           211,798

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.398          1.463                --
                                                       2006      1.324          1.398           233,370

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.895          1.046           124,137
                                                       2008      1.458          0.895           150,349
                                                       2007      1.451          1.458           199,400

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.581          0.770           137,131
                                                       2008      1.015          0.581           175,735
                                                       2007      1.216          1.015           312,931
                                                       2006      1.003          1.216           466,627

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.958          1.212             6,991
                                                       2008      1.308          0.958             6,015
                                                       2007      1.348          1.308             5,718
                                                       2006      1.269          1.348             2,871

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.917          1.397           349,810
                                                       2008      1.579          0.917           370,486
                                                       2007      1.626          1.579           412,945
                                                       2006      1.480          1.626           453,404

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      0.946          1.328            64,050
                                                       2008      1.661          0.946            68,723
                                                       2007      1.300          1.661            51,966
                                                       2006      1.272          1.300            48,840

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.665          0.892             3,202
                                                       2008      1.057          0.665             4,006
                                                       2008      1.101          1.057             4,061
                                                       2007      1.246          1.101             1,179

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.905          0.894                --
                                                       2008      1.235          0.905                --
                                                       2007      1.186          1.235                --
                                                       2006      1.125          1.186                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.102          1.480            87,779
                                                       2008      1.378          1.102            96,720
                                                       2007      1.316          1.378           147,688
                                                       2006      1.260          1.316           155,315

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.683          0.793           170,212
                                                       2008      1.094          0.683           168,060
                                                       2007      1.074          1.094           224,390
                                                       2006      1.001          1.074           224,507

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.632          0.783           928,176
                                                       2008      1.053          0.632           958,675
                                                       2007      1.069          1.053         1,143,115
                                                       2006      1.002          1.069            27,728

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.817          0.775                --
                                                       2008      1.454          0.817            24,483
                                                       2007      1.326          1.454             8,822
                                                       2006      1.346          1.326            10,530

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.830          1.092             1,792
                                                       2008      1.380          0.830             1,792
                                                       2007      1.265          1.380             1,792
                                                       2006      1.278          1.265                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.447          2.395            86,880
                                                       2008      3.168          1.447            96,034

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.150          1.482           131,885
                                                       2008      2.036          1.150           137,886
                                                       2007      1.945          2.036           155,426

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.085          1.258           558,683
                                                       2008      1.186          1.085           626,176
                                                       2007      1.124          1.186           610,074

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.308          1.454         2,656,466

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.053          1.278            89,295
                                                       2008      1.600          1.053            68,653
                                                       2007      1.556          1.600            95,329
                                                       2006      1.451          1.556            81,703

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.143          1.260                --
                                                       2006      1.090          1.143             1,179

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.054          1.375            78,503
                                                       2008      1.206          1.054           107,998
                                                       2007      1.154          1.206           101,535
                                                       2006      1.117          1.154           101,664

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.670          0.830           525,205
                                                       2008      0.974          0.670           523,515
                                                       2007      1.026          0.974           573,020
                                                       2006      1.003          1.026           131,901

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.787          0.980           166,996

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.535          0.783           219,833
                                                       2008      1.007          0.535           236,217
                                                       2007      0.854          1.007           249,539
                                                       2006      0.877          0.854           260,526

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.123          1.205             2,329
                                                       2008      1.187          1.123             3,620
                                                       2007      1.140          1.187            30,422
                                                       2006      1.101          1.140                --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.907          1.049                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.715          0.898           174,100

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.043          1.027           318,574
                                                       2008      1.035          1.043           407,918
                                                       2007      1.006          1.035           440,208
                                                       2006      0.987          1.006           519,111

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.700          0.905            15,787
                                                       2008      1.137          0.700            15,795

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.668          0.696                --
                                                       2008      1.236          0.668           157,097
                                                       2007      1.214          1.236           172,811
                                                       2006      1.201          1.214           208,263

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.882          1.051           287,175
                                                       2008      1.475          0.882           312,384
                                                       2007      1.447          1.475           383,653
                                                       2006      1.415          1.447           490,839

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.624          0.804                --
                                                       2008      1.069          0.624                --
                                                       2007      1.057          1.069                --
                                                       2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.902          1.065                --
                                                       2008      1.075          0.902                --
                                                       2007      1.040          1.075                --
                                                       2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.825          1.000           104,702
                                                       2008      1.074          0.825           116,283
                                                       2007      1.046          1.074                --
                                                       2006      1.002          1.046             8,483

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.751          0.931           436,032
                                                       2008      1.075          0.751           300,985
                                                       2007      1.051          1.075           473,367
                                                       2006      1.002          1.051           293,332

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.683          0.864                --
                                                       2008      1.074          0.683                --
                                                       2007      1.056          1.074                --
                                                       2006      1.002          1.056                --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.854          1.048           150,629

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.076          1.247         1,108,857
                                                       2008      1.413          1.076         1,277,298
                                                       2007      1.385          1.413         1,770,342
                                                       2006      1.299          1.385         2,329,161

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.966          1.143            43,556
                                                       2008      1.461          0.966            71,259
                                                       2007      1.385          1.461           100,257
                                                       2006      1.257          1.385            61,385

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.635          0.870           152,472
                                                       2008      1.091          0.635           185,229
                                                       2007      1.048          1.091           232,162
                                                       2006      0.996          1.048           216,565

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.647          0.907           196,538
                                                       2008      1.139          0.647           226,017
                                                       2007      1.066          1.139           217,096
                                                       2006      0.998          1.066           244,796

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2009      0.601          0.816            42,612
                                                       2008      0.917          0.601            44,019

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.143          1.185                --
                                                       2006      1.080          1.143                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.065          1.090             2,195
                                                       2008      1.089          1.065            16,951
                                                       2007      1.064          1.089                --
                                                       2006      1.031          1.064               733

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.980          0.987                --
                                                       2005      0.972          0.980           120,340
                                                       2004      0.982          0.972           320,499
                                                       2003      0.995          0.982           486,707
                                                       2002      1.000          0.995           187,176

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.108          1.323                --
                                                       2005      1.069          1.108             2,792
                                                       2004      1.000          1.069                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.119                --
                                                       2006      1.113          1.099           680,672
                                                       2005      1.113          1.113           622,991
                                                       2004      1.043          1.113           537,157
                                                       2003      1.000          1.043           241,210

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.265          1.305                --
                                                       2008      1.232          1.265         3,154,465
                                                       2007      1.156          1.232         3,525,232
                                                       2006      1.137          1.156         3,564,596
                                                       2005      1.132          1.137         4,132,025
                                                       2004      1.102          1.132         5,302,373
                                                       2003      1.071          1.102         5,603,583
                                                       2002      1.002          1.071         4,649,600
                                                       2001      1.000          1.002           359,558

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.809          1.955                --
                                                       2006      1.445          1.809           142,465
                                                       2005      1.315          1.445           208,427
                                                       2004      1.155          1.315           245,992
                                                       2003      0.917          1.155           262,993
                                                       2002      1.137          0.917           209,372
                                                       2001      1.000          1.137             4,558

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.135          2.276                --
                                                       2006      1.858          2.135           269,546
                                                       2005      1.771          1.858           342,993
                                                       2004      1.433          1.771           415,868
                                                       2003      0.977          1.433           407,261
                                                       2002      1.220          0.977           286,310
                                                       2001      1.000          1.220            98,292

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.266          1.346                --
                                                       2005      1.189          1.266            23,272
                                                       2004      1.139          1.189           101,154
                                                       2003      0.899          1.139           100,587
                                                       2002      1.206          0.899            99,352
                                                       2001      1.000          1.206            12,840

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.184          1.260                --
                                                       2005      1.204          1.184           159,648
                                                       2004      1.156          1.204           127,245
                                                       2003      0.935          1.156           108,925
                                                       2002      1.000          0.935            26,056

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.304          1.423                --
                                                       2005      1.184          1.304           144,007
                                                       2004      1.038          1.184           142,087
                                                       2003      0.792          1.038           112,878
                                                       2002      1.000          0.792            53,735

  Travelers Equity Income Subaccount (11/99).........  2006      1.348          1.415                --
                                                       2005      1.317          1.348           603,020
                                                       2004      1.224          1.317           664,550
                                                       2003      0.952          1.224           643,020
                                                       2002      1.129          0.952           397,607
                                                       2001      1.000          1.129            10,873

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.290          1.321                --
                                                       2005      1.284          1.290           250,936
                                                       2004      1.187          1.284           225,563
                                                       2003      0.990          1.187           218,017
                                                       2002      1.000          0.990            87,108

  Travelers Federated Stock Subaccount (3/02)........  2006      1.091          1.128                --
                                                       2005      1.058          1.091               550
                                                       2004      0.977          1.058               551
                                                       2003      0.781          0.977               553
                                                       2002      1.000          0.781                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.167          1.201                --
                                                       2005      1.096          1.167           113,401
                                                       2004      1.050          1.096           141,124
                                                       2003      0.860          1.050           147,137
                                                       2002      1.137          0.860            95,934
                                                       2001      1.000          1.137             8,222

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.107          1.175                --
                                                       2005      1.000          1.107                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.020                --
                                                       2005      1.000          1.018                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.088                --
                                                       2005      1.000          1.052            14,308

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130                --
                                                       2005      1.000          1.085                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.029          1.047                --
                                                       2005      1.000          1.029                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.249          1.324                --
                                                       2005      1.137          1.249           262,368
                                                       2004      1.002          1.137           282,156
                                                       2003      0.844          1.002           264,799
                                                       2002      1.151          0.844           226,138
                                                       2001      1.000          1.151            20,414

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      0.830          0.877                --
                                                       2005      0.822          0.830           290,467
                                                       2004      0.736          0.822            43,480
                                                       2003      0.548          0.736            29,675
                                                       2002      1.000          0.548             4,683

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.261          1.299                --
                                                       2005      1.250          1.261         2,634,731
                                                       2004      1.144          1.250         3,026,672
                                                       2003      1.002          1.144         3,043,996
                                                       2002      1.080          1.002         2,625,598
                                                       2001      1.000          1.080           476,441

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.165          1.257                --
                                                       2005      1.117          1.165            48,422
                                                       2004      1.000          1.117            23,139

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.290          1.480                --
                                                       2005      1.202          1.290           515,266
                                                       2004      1.060          1.202           451,988
                                                       2003      0.842          1.060           377,074
                                                       2002      1.000          0.842            10,138

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.370          1.451                --
                                                       2005      1.319          1.370            10,011
                                                       2004      1.212          1.319             5,416
                                                       2003      1.000          1.212                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.090                --
                                                       2005      1.000          1.037                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.108          1.117                --
                                                       2005      1.091          1.108           120,414
                                                       2004      1.000          1.091            37,354

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.113          1.101                --
                                                       2005      1.118          1.113            72,091
                                                       2004      1.104          1.118            69,611
                                                       2003      1.054          1.104            74,097
                                                       2002      1.000          1.054            20,923

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.047          1.091                --
                                                       2005      1.047          1.047           241,361
                                                       2004      0.970          1.047           326,300
                                                       2003      0.747          0.970           343,430
                                                       2002      1.148          0.747           286,272
                                                       2001      1.000          1.148            85,438

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278                --
                                                       2005      1.000          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269                --
                                                       2005      1.000          1.108                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.071          1.031                --
                                                       2005      1.048          1.071               687
                                                       2004      1.000          1.048                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.786          0.762                --
                                                       2008      1.250          0.786           187,248
                                                       2007      1.307          1.250           291,557
                                                       2006      1.149          1.307           318,105
                                                       2005      1.127          1.149           406,718
                                                       2004      0.979          1.127           367,381
                                                       2003      0.764          0.979           277,386
                                                       2002      1.000          0.764            94,785

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.614          0.629                --
                                                       2008      1.102          0.614             1,983
                                                       2007      1.000          1.102             1,803
                                                       2006      0.956          1.000             2,074
                                                       2005      0.904          0.956             2,096
                                                       2004      0.889          0.904             1,002
                                                       2003      0.722          0.889               899
                                                       2002      1.000          0.722                --




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.10%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.304          1.269                --
                                                       2005      1.159          1.304                --
                                                       2004      1.093          1.159                --
                                                       2003      1.000          1.093                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.179          1.643           195,446
                                                       2008      1.955          1.179           288,225
                                                       2007      1.738          1.955           310,264
                                                       2006      1.474          1.738           310,194
                                                       2005      1.319          1.474           212,785
                                                       2004      1.187          1.319           120,005
                                                       2003      1.000          1.187            75,501

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.938          1.281         1,054,414
                                                       2008      1.710          0.938         1,274,695
                                                       2007      1.554          1.710         1,391,037
                                                       2006      1.440          1.554         1,396,522
                                                       2005      1.266          1.440           886,386
                                                       2004      1.149          1.266           324,421
                                                       2003      1.000          1.149            87,646

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.907          1.165           665,171
                                                       2008      1.490          0.907           708,281
                                                       2007      1.449          1.490           746,239
                                                       2006      1.284          1.449           750,829
                                                       2005      1.239          1.284           505,039
                                                       2004      1.147          1.239           232,783
                                                       2003      1.000          1.147            87,906

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.551          1.532                --
                                                       2005      1.340          1.551            73,943
                                                       2004      1.145          1.340                --
                                                       2003      1.000          1.145                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.543          2.004                --
                                                       2005      1.470          1.543             1,987
                                                       2004      1.143          1.470                --
                                                       2003      1.000          1.143                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.399          1.337                --
                                                       2007      1.334          1.399                --
                                                       2006      1.169          1.334                --
                                                       2005      1.144          1.169                --
                                                       2004      1.112          1.144                --
                                                       2003      1.000          1.112                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.148          1.082                --
                                                       2007      1.318          1.148                --
                                                       2006      1.297          1.318                --
                                                       2005      1.252          1.297                --
                                                       2004      1.148          1.252                --
                                                       2003      1.000          1.148                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406                --
                                                       2005      1.201          1.295            15,490
                                                       2004      1.074          1.201                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.439                --
                                                       2005      1.199          1.293           138,448
                                                       2004      1.067          1.199                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2009      1.033          1.371                --
                                                       2008      1.842          1.033                --
                                                       2007      1.603          1.842                --
                                                       2006      1.469          1.603                --
                                                       2005      1.286          1.469                --
                                                       2004      1.141          1.286                --
                                                       2003      1.000          1.141                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2009      0.867          1.152                --
                                                       2008      1.509          0.867                --
                                                       2007      1.444          1.509                --
                                                       2006      1.295          1.444                --
                                                       2005      1.096          1.295                --
                                                       2004      1.105          1.096                --
                                                       2003      1.000          1.105                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.242          1.700            85,778
                                                       2008      2.101          1.242            56,548
                                                       2007      1.860          2.101           133,709
                                                       2006      1.690          1.860           110,289
                                                       2005      1.462          1.690            65,896
                                                       2004      1.198          1.462             4,757
                                                       2003      1.000          1.198                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547                --
                                                       2005      1.232          1.334           279,090
                                                       2004      1.117          1.232            40,828
                                                       2003      1.000          1.117                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.044          2.765                --
                                                       2007      2.414          3.044            99,964
                                                       2006      1.924          2.414           109,390
                                                       2005      1.542          1.924            39,664
                                                       2004      1.263          1.542                --
                                                       2003      1.000          1.263                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.155          1.550           304,453
                                                       2008      1.979          1.155           316,483
                                                       2007      1.750          1.979           402,806
                                                       2006      1.472          1.750           352,954
                                                       2005      1.364          1.472           172,546
                                                       2004      1.175          1.364            10,115
                                                       2003      1.000          1.175                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.406          1.678                --
                                                       2005      1.319          1.406           121,975
                                                       2004      1.161          1.319                --
                                                       2003      1.000          1.161                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.057          1.078                --
                                                       2005      1.065          1.057                --
                                                       2004      1.000          1.065                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.204          1.241                --
                                                       2005      1.142          1.204                --
                                                       2004      1.077          1.142                --
                                                       2003      1.000          1.077                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2009      1.185          1.458                --
                                                       2008      1.705          1.185                --
                                                       2007      1.431          1.705                --
                                                       2006      1.374          1.431                --
                                                       2005      1.249          1.374                --
                                                       2004      1.117          1.249                --
                                                       2003      1.000          1.117                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2009      0.890          1.368                --
                                                       2008      1.623          0.890                --
                                                       2007      1.362          1.623                --
                                                       2006      1.290          1.362                --
                                                       2005      1.181          1.290                --
                                                       2004      1.199          1.181                --
                                                       2003      1.000          1.199                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.494          1.405                --
                                                       2007      1.395          1.494                --
                                                       2006      1.208          1.395                --
                                                       2005      1.168          1.208                --
                                                       2004      1.141          1.168                --
                                                       2003      1.000          1.141                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502                --
                                                       2005      1.320          1.344           107,190
                                                       2004      1.173          1.320             4,856
                                                       2003      1.000          1.173                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.826          1.088           231,614
                                                       2008      1.415          0.826           235,408
                                                       2007      1.473          1.415           271,599

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      1.006          1.203           164,808
                                                       2008      1.453          1.006           106,290
                                                       2007      1.409          1.453           124,725

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.895          1.134           207,006
                                                       2008      1.441          0.895           203,562
                                                       2007      1.510          1.441           233,632

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.960          1.171            10,721
                                                       2008      1.523          0.960            10,724
                                                       2007      1.498          1.523            10,724
                                                       2006      1.293          1.498            10,724
                                                       2005      1.240          1.293             5,937
                                                       2004      1.147          1.240                --
                                                       2003      1.000          1.147                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.767          1.070            47,798
                                                       2008      1.250          0.767            49,039
                                                       2007      1.252          1.250            48,526

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.989          1.382            18,520
                                                       2008      1.703          0.989            18,905
                                                       2007      1.581          1.703            18,508
                                                       2006      1.432          1.581            11,063
                                                       2005      1.394          1.432            11,063
                                                       2004      1.236          1.394                --
                                                       2003      1.000          1.236                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.882          0.858                --
                                                       2008      1.442          0.882            61,652
                                                       2007      1.403          1.442            61,718
                                                       2006      1.245          1.403            62,113
                                                       2005      1.219          1.245            60,652
                                                       2004      1.130          1.219            54,008
                                                       2003      1.000          1.130                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.924          1.112                --
                                                       2008      1.262          0.924                --
                                                       2007      1.162          1.262                --
                                                       2006      1.102          1.162                --
                                                       2005      1.078          1.102                --
                                                       2004      1.000          1.078                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.773          0.889            48,279
                                                       2008      1.002          0.773            48,261
                                                       2007      1.010          1.002            47,967
                                                       2006      0.990          1.010            52,538
                                                       2005      0.988          0.990            45,856
                                                       2004      0.997          0.988            31,864
                                                       2003      1.000          0.997             2,406

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.462          1.532                --
                                                       2006      1.264          1.462                --
                                                       2005      1.241          1.264            37,563
                                                       2004      1.170          1.241            37,563
                                                       2003      1.000          1.170                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.203          1.251                --
                                                       2006      1.179          1.203                --
                                                       2005      1.144          1.179                --
                                                       2004      1.162          1.144                --
                                                       2003      1.000          1.162                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.432          1.480                --
                                                       2006      1.316          1.432                --
                                                       2005      1.223          1.316                --
                                                       2004      1.145          1.223                --
                                                       2003      1.000          1.145                --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.334          1.391                --
                                                       2006      1.212          1.334                --
                                                       2005      1.194          1.212                --
                                                       2004      1.125          1.194                --
                                                       2003      1.000          1.125                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.461          1.515                --
                                                       2006      1.272          1.461           115,005
                                                       2005      1.258          1.272           107,753
                                                       2004      1.140          1.258                --
                                                       2003      1.000          1.140                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.635          1.799                --
                                                       2006      1.488          1.635           199,359
                                                       2005      1.404          1.488           173,124
                                                       2004      1.156          1.404            42,026
                                                       2003      1.000          1.156                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.091          1.124                --
                                                       2005      1.073          1.091                --
                                                       2004      1.000          1.073                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.581          1.522                --
                                                       2007      1.523          1.581                --
                                                       2006      1.604          1.523                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      0.952          1.374                --
                                                       2008      1.281          0.952                --
                                                       2007      1.273          1.281                --
                                                       2006      1.212          1.273                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.518          1.589                --
                                                       2006      1.438          1.518                --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.971          1.134                --
                                                       2008      1.582          0.971                --
                                                       2007      1.576          1.582                --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.581          0.768                --
                                                       2008      1.014          0.581                --
                                                       2007      1.216          1.014            60,280
                                                       2006      1.003          1.216            34,117

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.956          1.209             1,955
                                                       2008      1.306          0.956             1,957
                                                       2007      1.347          1.306                --
                                                       2006      1.268          1.347                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.999          1.521           147,125
                                                       2008      1.722          0.999           154,804
                                                       2007      1.774          1.722           152,304
                                                       2006      1.615          1.774           125,236

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.138          1.596            48,101
                                                       2008      2.000          1.138            61,842
                                                       2007      1.565          2.000            63,316
                                                       2006      1.532          1.565            69,085

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.664          0.890                --
                                                       2008      1.055          0.664                --
                                                       2008      1.100          1.055                --
                                                       2007      1.245          1.100                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.903          0.891                --
                                                       2008      1.233          0.903                --
                                                       2007      1.184          1.233                --
                                                       2006      1.124          1.184                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.048          1.408                --
                                                       2008      1.312          1.048                --
                                                       2007      1.254          1.312                --
                                                       2006      1.201          1.254                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.682          0.791                --
                                                       2008      1.093          0.682                --
                                                       2007      1.074          1.093                --
                                                       2006      1.001          1.074                --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.631          0.782           250,826
                                                       2008      1.052          0.631           278,321
                                                       2007      1.068          1.052           287,555
                                                       2006      1.002          1.068                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.813          0.771                --
                                                       2008      1.448          0.813                --
                                                       2007      1.321          1.448                --
                                                       2006      1.342          1.321                --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.829          1.089                --
                                                       2008      1.379          0.829                --
                                                       2007      1.264          1.379                --
                                                       2006      1.278          1.264                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.264          2.091            73,803
                                                       2008      2.769          1.264           154,882

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.172          1.510               695
                                                       2008      2.077          1.172               696
                                                       2007      1.984          2.077                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.085          1.257           289,744
                                                       2008      1.186          1.085           280,038
                                                       2007      1.124          1.186           307,968

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.213          1.347         1,004,038

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.977          1.185                --
                                                       2008      1.485          0.977                --
                                                       2007      1.445          1.485                --
                                                       2006      1.348          1.445                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.142          1.259                --
                                                       2006      1.089          1.142                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.052          1.371           336,639
                                                       2008      1.203          1.052           329,226
                                                       2007      1.153          1.203           482,222
                                                       2006      1.116          1.153           475,545

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.669          0.828           301,892
                                                       2008      0.974          0.669           316,896
                                                       2007      1.025          0.974           346,054
                                                       2006      1.003          1.025           335,357

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.911          1.133                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.822          1.201             5,007
                                                       2008      1.546          0.822             5,011
                                                       2007      1.312          1.546             6,145
                                                       2006      1.348          1.312             7,142

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.039          1.114                --
                                                       2008      1.099          1.039                --
                                                       2007      1.056          1.099                --
                                                       2006      1.020          1.056                --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.905          1.046                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.763          0.957             7,821

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.054          1.036           151,660
                                                       2008      1.046          1.054            54,462
                                                       2007      1.017          1.046             9,494
                                                       2006      0.998          1.017                --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.819          1.059                --
                                                       2008      1.331          0.819                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.713          0.743                --
                                                       2008      1.319          0.713             7,819
                                                       2007      1.296          1.319             7,232
                                                       2006      1.283          1.296             7,020

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.814          0.970            32,795
                                                       2008      1.362          0.814            38,386
                                                       2007      1.337          1.362            37,443
                                                       2006      1.308          1.337            45,657

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.623          0.802                --
                                                       2008      1.068          0.623                --
                                                       2007      1.057          1.068                --
                                                       2006      1.002          1.057                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.900          1.063                --
                                                       2008      1.074          0.900                --
                                                       2007      1.039          1.074                --
                                                       2006      1.001          1.039                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.824          0.998                --
                                                       2008      1.073          0.824                --
                                                       2007      1.046          1.073                --
                                                       2006      1.002          1.046                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.750          0.930                --
                                                       2008      1.074          0.750                --
                                                       2007      1.051          1.074                --
                                                       2006      1.002          1.051                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.682          0.862                --
                                                       2008      1.074          0.682                --
                                                       2007      1.056          1.074            65,004
                                                       2006      1.002          1.056            64,097

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.887          1.087             8,358

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.011          1.172           290,963
                                                       2008      1.329          1.011           384,413
                                                       2007      1.303          1.329           436,817
                                                       2006      1.223          1.303           522,955

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.963          1.140           152,921
                                                       2008      1.458          0.963           196,369
                                                       2007      1.384          1.458           199,040
                                                       2006      1.256          1.384           206,155

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.634          0.869           355,668
                                                       2008      1.090          0.634           486,995
                                                       2007      1.047          1.090           497,959
                                                       2006      0.996          1.047           511,128

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.647          0.906                --
                                                       2008      1.138          0.647                --
                                                       2007      1.065          1.138                --
                                                       2006      0.998          1.065                --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2009      0.710          0.964                --
                                                       2008      1.084          0.710                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.142          1.184                --
                                                       2006      1.078          1.142                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.062          1.087                --
                                                       2008      1.087          1.062                --
                                                       2007      1.062          1.087                --
                                                       2006      1.030          1.062                --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.991          0.998                --
                                                       2005      0.984          0.991                --
                                                       2004      0.994          0.984                --
                                                       2003      1.000          0.994                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.107          1.321                --
                                                       2005      1.069          1.107                --
                                                       2004      1.000          1.069                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.120                --
                                                       2006      1.115          1.099           308,701
                                                       2005      1.115          1.115           222,028
                                                       2004      1.046          1.115            35,218
                                                       2003      1.000          1.046             4,700

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.173          1.210                --
                                                       2008      1.143          1.173           952,015
                                                       2007      1.073          1.143           930,897
                                                       2006      1.056          1.073           949,462
                                                       2005      1.052          1.056           830,620
                                                       2004      1.024          1.052           196,452
                                                       2003      1.000          1.024            10,207

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.845          1.995                --
                                                       2006      1.475          1.845                --
                                                       2005      1.343          1.475                --
                                                       2004      1.180          1.343                --
                                                       2003      1.000          1.180                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.839          1.961                --
                                                       2006      1.601          1.839            13,289
                                                       2005      1.528          1.601            13,871
                                                       2004      1.236          1.528             1,314
                                                       2003      1.000          1.236             1,436

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.262          1.342                --
                                                       2005      1.185          1.262                --
                                                       2004      1.136          1.185                --
                                                       2003      1.000          1.136                --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.128          1.201                --
                                                       2005      1.148          1.128                --
                                                       2004      1.103          1.148                --
                                                       2003      1.000          1.103                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.471          1.604                --
                                                       2005      1.336          1.471                --
                                                       2004      1.172          1.336                --
                                                       2003      1.000          1.172                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.246          1.308                --
                                                       2005      1.218          1.246            45,518
                                                       2004      1.132          1.218                --
                                                       2003      1.000          1.132                --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.184          1.212                --
                                                       2005      1.179          1.184                --
                                                       2004      1.091          1.179                --
                                                       2003      1.000          1.091                --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.280          1.323                --
                                                       2005      1.241          1.280                --
                                                       2004      1.146          1.241                --
                                                       2003      1.000          1.146                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.247          1.283                --
                                                       2005      1.172          1.247             1,666
                                                       2004      1.123          1.172                --
                                                       2003      1.000          1.123                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.106          1.174                --
                                                       2005      1.000          1.106                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.020                --
                                                       2005      1.000          1.017                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.087                --
                                                       2005      1.000          1.051                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.129                --
                                                       2005      1.000          1.084                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.047                --
                                                       2005      1.000          1.028                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.357          1.438                --
                                                       2005      1.236          1.357                --
                                                       2004      1.090          1.236                --
                                                       2003      1.000          1.090                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.276          1.348                --
                                                       2005      1.264          1.276             6,041
                                                       2004      1.132          1.264                --
                                                       2003      1.000          1.132                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.187          1.223                --
                                                       2005      1.177          1.187           358,857
                                                       2004      1.078          1.177           114,230
                                                       2003      1.000          1.078            81,699

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.164          1.256                --
                                                       2005      1.117          1.164           222,621
                                                       2004      1.000          1.117                --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.408          1.615                --
                                                       2005      1.313          1.408            67,392
                                                       2004      1.158          1.313                --
                                                       2003      1.000          1.158                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348                --
                                                       2005      1.226          1.273            24,893
                                                       2004      1.127          1.226                --
                                                       2003      1.000          1.127                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.089                --
                                                       2005      1.000          1.036                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.107          1.116                --
                                                       2005      1.091          1.107           126,564
                                                       2004      1.000          1.091                --

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.031          1.020                --
                                                       2005      1.036          1.031                --
                                                       2004      1.024          1.036                --
                                                       2003      1.000          1.024                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.204          1.254                --
                                                       2005      1.205          1.204                --
                                                       2004      1.116          1.205                --
                                                       2003      1.000          1.116                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278                --
                                                       2005      1.000          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268                --
                                                       2005      1.000          1.107                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.070          1.030                --
                                                       2005      1.047          1.070                --
                                                       2004      1.000          1.047                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.910          0.881                --
                                                       2008      1.447          0.910                --
                                                       2007      1.513          1.447                --
                                                       2006      1.332          1.513                --
                                                       2005      1.306          1.332                --
                                                       2004      1.136          1.306                --
                                                       2003      1.000          1.136                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.780          0.798                --
                                                       2008      1.400          0.780                --
                                                       2007      1.271          1.400                --
                                                       2006      1.216          1.271                --
                                                       2005      1.151          1.216                --
                                                       2004      1.133          1.151                --
                                                       2003      1.000          1.133                --

             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.15%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.364          1.326                --
                                                       2005      1.213          1.364           162,251
                                                       2004      1.144          1.213           149,299
                                                       2003      0.948          1.144             1,664
                                                       2002      1.000          0.948                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.291          1.798           667,050
                                                       2008      2.142          1.291           807,737
                                                       2007      1.905          2.142         1,004,732
                                                       2006      1.616          1.905         1,114,790
                                                       2005      1.448          1.616         1,124,175
                                                       2004      1.303          1.448           898,634
                                                       2003      0.984          1.303            91,690
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.047          1.429         1,799,363
                                                       2008      1.910          1.047         2,132,885
                                                       2007      1.737          1.910         2,575,192
                                                       2006      1.611          1.737         2,907,300
                                                       2005      1.416          1.611         2,977,854
                                                       2004      1.286          1.416         2,427,929
                                                       2003      0.960          1.286           170,165
                                                       2002      1.000          0.960                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.993          1.276         1,352,963
                                                       2008      1.633          0.993         1,744,913
                                                       2007      1.588          1.633         2,466,987
                                                       2006      1.409          1.588         2,699,756
                                                       2005      1.360          1.409         2,772,030
                                                       2004      1.259          1.360         2,235,097
                                                       2003      0.971          1.259           211,761
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.602          1.583                --
                                                       2005      1.385          1.602           112,562
                                                       2004      1.184          1.385            33,944
                                                       2003      0.968          1.184                --
                                                       2002      1.000          0.968                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.779          2.309                --
                                                       2005      1.696          1.779           360,501
                                                       2004      1.319          1.696           318,291
                                                       2003      1.005          1.319            42,691
                                                       2002      1.000          1.005                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.446          1.381                --
                                                       2007      1.379          1.446            68,132
                                                       2006      1.209          1.379            64,906
                                                       2005      1.184          1.209            65,260
                                                       2004      1.151          1.184            39,749
                                                       2003      0.971          1.151             1,366
                                                       2002      1.000          0.971                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.255          1.183                --
                                                       2007      1.442          1.255           121,928
                                                       2006      1.420          1.442           120,708
                                                       2005      1.371          1.420           161,026
                                                       2004      1.258          1.371           114,385
                                                       2003      0.976          1.258            21,265
                                                       2002      1.000          0.976                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.405                --
                                                       2005      1.200          1.294           509,102
                                                       2004      1.073          1.200           434,445
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.437                --
                                                       2005      1.198          1.291           534,756
                                                       2004      1.067          1.198           404,010
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2009      1.124          1.490           338,531
                                                       2008      2.003          1.124           427,449
                                                       2007      1.745          2.003           629,004
                                                       2006      1.600          1.745           700,546
                                                       2005      1.401          1.600           707,001
                                                       2004      1.243          1.401           475,352
                                                       2003      0.991          1.243            36,351
                                                       2002      1.000          0.991                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2009      0.912          1.211            18,848
                                                       2008      1.588          0.912            27,404
                                                       2007      1.520          1.588            39,158
                                                       2006      1.365          1.520            41,166
                                                       2005      1.155          1.365            41,623
                                                       2004      1.166          1.155            51,343
                                                       2003      0.953          1.166                --
                                                       2002      1.000          0.953                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.380          1.888           462,226
                                                       2008      2.335          1.380           656,069
                                                       2007      2.069          2.335           907,113
                                                       2006      1.881          2.069           966,406
                                                       2005      1.628          1.881           921,710
                                                       2004      1.334          1.628           736,858
                                                       2003      0.986          1.334            43,499
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.453          1.683                --
                                                       2005      1.342          1.453           480,845
                                                       2004      1.218          1.342           341,109
                                                       2003      0.994          1.218            66,842
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.466          3.148                --
                                                       2007      2.750          3.466           266,910
                                                       2006      2.193          2.750           301,415
                                                       2005      1.759          2.193           298,025
                                                       2004      1.441          1.759           206,913
                                                       2003      1.000          1.441            62,270

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.254          1.682           250,919
                                                       2008      2.150          1.254           240,039
                                                       2007      1.903          2.150           274,770
                                                       2006      1.601          1.903           253,240
                                                       2005      1.484          1.601           228,682
                                                       2004      1.279          1.484           188,826
                                                       2003      0.989          1.279            18,112
                                                       2002      1.000          0.989                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.528          1.822                --
                                                       2005      1.434          1.528           709,630
                                                       2004      1.263          1.434           617,524
                                                       2003      0.976          1.263           166,521
                                                       2002      1.000          0.976                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.056          1.077                --
                                                       2005      1.065          1.056           189,600
                                                       2004      1.000          1.065            67,343

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.236          1.274                --
                                                       2005      1.173          1.236            19,615
                                                       2004      1.106          1.173            19,624
                                                       2003      0.994          1.106             5,328
                                                       2002      1.000          0.994                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2009      1.292          1.589                --
                                                       2008      1.860          1.292                --
                                                       2007      1.562          1.860                --
                                                       2006      1.500          1.562                --
                                                       2005      1.365          1.500                --
                                                       2004      1.221          1.365                --
                                                       2003      0.988          1.221                --
                                                       2002      1.000          0.988                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2009      1.003          1.540            20,979
                                                       2008      1.829          1.003            14,227
                                                       2007      1.536          1.829            27,896
                                                       2006      1.455          1.536            44,875
                                                       2005      1.332          1.455            46,971
                                                       2004      1.354          1.332            42,662
                                                       2003      0.944          1.354            29,485
                                                       2002      1.000          0.944                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.549          1.457                --
                                                       2007      1.447          1.549             8,023
                                                       2006      1.254          1.447             8,023
                                                       2005      1.213          1.254             8,023
                                                       2004      1.186          1.213             8,023
                                                       2003      0.980          1.186                --
                                                       2002      1.000          0.980                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.521          1.699                --
                                                       2005      1.495          1.521           330,331
                                                       2004      1.329          1.495           295,348
                                                       2003      1.000          1.329            13,380

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.908          1.196           315,660
                                                       2008      1.557          0.908           366,536
                                                       2007      1.621          1.557           399,942

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      1.068          1.276            92,487
                                                       2008      1.543          1.068            41,593
                                                       2007      1.496          1.543            48,045

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      1.001          1.267           257,137
                                                       2008      1.613          1.001           280,129
                                                       2007      1.690          1.613           368,776

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      1.037          1.263           126,146
                                                       2008      1.646          1.037           132,865
                                                       2007      1.619          1.646           199,346
                                                       2006      1.398          1.619           265,093
                                                       2005      1.341          1.398           275,119
                                                       2004      1.241          1.341           185,782
                                                       2003      0.958          1.241             2,898
                                                       2002      1.000          0.958                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.895          1.247            48,426
                                                       2008      1.458          0.895            77,489
                                                       2007      1.462          1.458           124,871

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      1.127          1.575           167,094
                                                       2008      1.943          1.127           181,287
                                                       2007      1.804          1.943           228,468
                                                       2006      1.635          1.804           250,590
                                                       2005      1.592          1.635           237,831
                                                       2004      1.413          1.592           234,884
                                                       2003      0.970          1.413            24,400
                                                       2002      1.000          0.970                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.942          0.915                --
                                                       2008      1.540          0.942           491,107
                                                       2007      1.499          1.540           597,863
                                                       2006      1.331          1.499           717,839
                                                       2005      1.304          1.331           775,963
                                                       2004      1.209          1.304           805,051
                                                       2003      0.967          1.209           192,134
                                                       2002      1.000          0.967                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.922          1.109                --
                                                       2008      1.260          0.922                --
                                                       2007      1.161          1.260             2,933
                                                       2006      1.101          1.161             5,104
                                                       2005      1.078          1.101                --
                                                       2004      1.000          1.078                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.771          0.886           234,333
                                                       2008      1.000          0.771           234,749
                                                       2007      1.008          1.000           480,246
                                                       2006      0.989          1.008           509,516
                                                       2005      0.987          0.989           537,016
                                                       2004      0.997          0.987           430,649
                                                       2003      1.000          0.997            18,897

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.630          1.707                --
                                                       2006      1.410          1.630           376,900
                                                       2005      1.385          1.410           341,534
                                                       2004      1.306          1.385           340,204
                                                       2003      0.960          1.306            61,870
                                                       2002      1.000          0.960                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.405          1.461                --
                                                       2006      1.377          1.405           147,482
                                                       2005      1.337          1.377           161,654
                                                       2004      1.359          1.337           123,908
                                                       2003      0.961          1.359             3,996
                                                       2002      1.000          0.961                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.625          1.680                --
                                                       2006      1.495          1.625           389,361
                                                       2005      1.390          1.495           410,185
                                                       2004      1.302          1.390           309,088
                                                       2003      0.949          1.302            37,229
                                                       2002      1.000          0.949                --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.459          1.521                --
                                                       2006      1.326          1.459            21,787
                                                       2005      1.307          1.326            21,425
                                                       2004      1.232          1.307            14,500
                                                       2003      0.967          1.232                --
                                                       2002      1.000          0.967                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.584          1.643                --
                                                       2006      1.380          1.584           555,965
                                                       2005      1.365          1.380           538,683
                                                       2004      1.238          1.365           413,218
                                                       2003      1.000          1.238            24,805

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.771          1.948                --
                                                       2006      1.612          1.771           656,153
                                                       2005      1.522          1.612           818,793
                                                       2004      1.253          1.522           673,192
                                                       2003      1.000          1.253            30,096

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.090          1.123                --
                                                       2005      1.073          1.090            31,949
                                                       2004      1.000          1.073            29,686

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.722          1.657                --
                                                       2007      1.659          1.722           260,906
                                                       2006      1.749          1.659           325,531

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      1.046          1.509           190,924
                                                       2008      1.409          1.046           238,976
                                                       2007      1.401          1.409           399,415
                                                       2006      1.334          1.401           317,372

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.605          1.680                --
                                                       2006      1.521          1.605           233,191

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      1.026          1.197           150,094
                                                       2008      1.672          1.026           182,224
                                                       2007      1.666          1.672           224,516

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.580          0.767           476,857
                                                       2008      1.014          0.580           530,671
                                                       2007      1.216          1.014           618,920
                                                       2006      1.003          1.216           674,985

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.955          1.206            17,197
                                                       2008      1.304          0.955            13,838
                                                       2007      1.346          1.304            21,953
                                                       2006      1.267          1.346            13,947

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.084          1.650           290,317
                                                       2008      1.869          1.084           351,542
                                                       2007      1.926          1.869           301,204
                                                       2006      1.755          1.926           365,013

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.175          1.646           103,546
                                                       2008      2.064          1.175            98,521
                                                       2007      1.617          2.064           111,010
                                                       2006      1.583          1.617           128,957

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.663          0.888                 0
                                                       2008      1.054          0.663             1,849
                                                       2008      1.098          1.054             4,846
                                                       2007      1.244          1.098             4,846

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.901          0.889                --
                                                       2008      1.231          0.901            31,045
                                                       2007      1.183          1.231            32,551
                                                       2006      1.123          1.183            32,782

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.166          1.565           279,581
                                                       2008      1.460          1.166           294,613
                                                       2007      1.396          1.460           266,003
                                                       2006      1.337          1.396           279,142

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.681          0.790           998,967
                                                       2008      1.093          0.681         1,157,543
                                                       2007      1.074          1.093         1,434,863
                                                       2006      1.001          1.074           935,967

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.630          0.780           576,752
                                                       2008      1.051          0.630           652,363
                                                       2007      1.068          1.051         1,026,474
                                                       2006      1.002          1.068            36,511

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.873          0.828                --
                                                       2008      1.555          0.873           213,795
                                                       2007      1.420          1.555           200,569
                                                       2006      1.443          1.420           211,158

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.827          1.087            21,878
                                                       2008      1.377          0.827            23,838
                                                       2007      1.263          1.377            31,704
                                                       2006      1.277          1.263            15,782

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.439          2.379           161,279
                                                       2008      3.152          1.439           180,092

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.239          1.595             9,612
                                                       2008      2.196          1.239            15,295
                                                       2007      2.099          2.196            74,269

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.079          1.250           428,520
                                                       2008      1.181          1.079           558,929
                                                       2007      1.119          1.181           695,624

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.228          1.364         1,020,095

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.047          1.270             9,799
                                                       2008      1.593          1.047             9,832
                                                       2007      1.550          1.593            15,237
                                                       2006      1.447          1.550            15,225

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.142          1.258                --
                                                       2006      1.089          1.142            14,775

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.049          1.367           423,216
                                                       2008      1.201          1.049           385,457
                                                       2007      1.151          1.201           369,263
                                                       2006      1.115          1.151           293,766

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.668          0.827         1,052,518
                                                       2008      0.973          0.668         1,233,403
                                                       2007      1.025          0.973         1,748,888
                                                       2006      1.003          1.025         1,175,250

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.997          1.240           304,995

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.946          1.382           124,553
                                                       2008      1.782          0.946           142,050
                                                       2007      1.512          1.782           196,413
                                                       2006      1.554          1.512           225,830

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.075          1.151           423,853
                                                       2008      1.137          1.075           401,784
                                                       2007      1.093          1.137           621,001
                                                       2006      1.056          1.093           308,140

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.903          1.044            32,238

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.799          1.002           273,349

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.042          1.024           481,461
                                                       2008      1.035          1.042         1,925,943
                                                       2007      1.007          1.035         1,651,959
                                                       2006      0.988          1.007           984,279

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.846          1.093            66,317
                                                       2008      1.376          0.846            65,927

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.747          0.778                --
                                                       2008      1.382          0.747            64,999
                                                       2007      1.359          1.382            97,383
                                                       2006      1.345          1.359           104,175

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.882          1.051           267,297
                                                       2008      1.477          0.882           287,702
                                                       2007      1.450          1.477           369,177
                                                       2006      1.419          1.450           392,755

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.622          0.801            76,513
                                                       2008      1.068          0.622           155,480
                                                       2007      1.056          1.068           534,814
                                                       2006      1.002          1.056                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.899          1.061           153,984
                                                       2008      1.073          0.899           307,678
                                                       2007      1.039          1.073            28,996
                                                       2006      1.001          1.039            28,996

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.823          0.996           144,977
                                                       2008      1.072          0.823           314,849
                                                       2007      1.045          1.072            40,513
                                                       2006      1.002          1.045            40,513

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.749          0.928           333,514
                                                       2008      1.073          0.749           381,024
                                                       2007      1.051          1.073           770,223
                                                       2006      1.002          1.051           623,831

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.681          0.861           301,501
                                                       2008      1.073          0.681           118,754
                                                       2007      1.055          1.073           255,664
                                                       2006      1.002          1.055           265,171

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.946          1.160           484,508

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.051          1.218         1,521,553
                                                       2008      1.383          1.051         2,168,658
                                                       2007      1.356          1.383         2,697,619
                                                       2006      1.274          1.356         2,763,417

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.961          1.137           132,558
                                                       2008      1.455          0.961           171,510
                                                       2007      1.382          1.455           292,382
                                                       2006      1.255          1.382           301,347

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.634          0.867         1,317,813
                                                       2008      1.089          0.634         1,413,859
                                                       2007      1.047          1.089         1,702,931
                                                       2006      0.996          1.047         1,795,779

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.646          0.904           168,942
                                                       2008      1.137          0.646           185,092
                                                       2007      1.065          1.137           116,999
                                                       2006      0.998          1.065           208,859

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2009      0.776          1.053            82,666
                                                       2008      1.185          0.776           107,073

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.140          1.182                --
                                                       2006      1.077          1.140           178,676

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.060          1.084           109,079
                                                       2008      1.085          1.060           119,310
                                                       2007      1.061          1.085           143,127
                                                       2006      1.029          1.061           137,679

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.981          0.988                --
                                                       2005      0.975          0.981           924,728
                                                       2004      0.986          0.975           422,863
                                                       2003      0.999          0.986           477,541
                                                       2002      1.000          0.999                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.106          1.320                --
                                                       2005      1.068          1.106            85,466
                                                       2004      1.000          1.068            63,559

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.095          1.114                --
                                                       2006      1.110          1.095           746,906
                                                       2005      1.111          1.110           689,777
                                                       2004      1.043          1.111           373,901
                                                       2003      1.000          1.043             6,497

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.188          1.225                --
                                                       2008      1.158          1.188         1,102,385
                                                       2007      1.088          1.158         1,341,831
                                                       2006      1.071          1.088         1,443,055
                                                       2005      1.068          1.071         1,609,764
                                                       2004      1.040          1.068         1,251,034
                                                       2003      1.012          1.040            79,910
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.953          2.110                --
                                                       2006      1.562          1.953            77,002
                                                       2005      1.422          1.562            78,315
                                                       2004      1.251          1.422            67,769
                                                       2003      0.994          1.251                --
                                                       2002      1.000          0.994                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.125          2.266                --
                                                       2006      1.851          2.125           391,043
                                                       2005      1.767          1.851           414,038
                                                       2004      1.431          1.767           365,769
                                                       2003      0.977          1.431            93,868
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.357          1.443                --
                                                       2005      1.275          1.357           211,467
                                                       2004      1.224          1.275           164,673
                                                       2003      0.967          1.224            13,256
                                                       2002      1.000          0.967                --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.257          1.337                --
                                                       2005      1.280          1.257           310,813
                                                       2004      1.230          1.280           262,405
                                                       2003      0.995          1.230             5,021
                                                       2002      1.000          0.995                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.604          1.749                --
                                                       2005      1.458          1.604           324,426
                                                       2004      1.279          1.458           265,932
                                                       2003      0.977          1.279           130,786
                                                       2002      1.000          0.977                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.353          1.419                --
                                                       2005      1.323          1.353           459,819
                                                       2004      1.230          1.323           391,215
                                                       2003      0.958          1.230            36,353
                                                       2002      1.000          0.958                --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.304          1.334                --
                                                       2005      1.299          1.304           355,278
                                                       2004      1.202          1.299           281,780
                                                       2003      1.003          1.202            44,036
                                                       2002      1.000          1.003                --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.362          1.408                --
                                                       2005      1.321          1.362           135,406
                                                       2004      1.221          1.321           113,005
                                                       2003      0.978          1.221                --
                                                       2002      1.000          0.978                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.308          1.345                --
                                                       2005      1.230          1.308            53,718
                                                       2004      1.179          1.230            93,111
                                                       2003      0.967          1.179             2,446
                                                       2002      1.000          0.967                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.106          1.174                --
                                                       2005      1.000          1.106                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.019                --
                                                       2005      1.000          1.017            28,480

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.087                --
                                                       2005      1.000          1.051           207,446

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.129                --
                                                       2005      1.000          1.084           244,231

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.046                --
                                                       2005      1.000          1.028            38,806

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.435          1.521                --
                                                       2005      1.309          1.435           228,582
                                                       2004      1.154          1.309           190,108
                                                       2003      0.973          1.154             6,398
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.472          1.554                --
                                                       2005      1.459          1.472           266,741
                                                       2004      1.306          1.459           168,327
                                                       2003      0.974          1.306            16,281
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.236          1.274                --
                                                       2005      1.226          1.236         2,733,449
                                                       2004      1.124          1.226         2,342,241
                                                       2003      0.986          1.124           192,774
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.163          1.255                --
                                                       2005      1.117          1.163           184,079
                                                       2004      1.000          1.117            25,622

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.530          1.755                --
                                                       2005      1.428          1.530           375,137
                                                       2004      1.260          1.428           316,110
                                                       2003      1.001          1.260             8,954
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.366          1.447                --
                                                       2005      1.317          1.366            18,039
                                                       2004      1.211          1.317            11,668
                                                       2003      1.000          1.211                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.089                --
                                                       2005      1.000          1.036                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.106          1.115                --
                                                       2005      1.090          1.106           319,509
                                                       2004      1.000          1.090           156,625

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.068          1.056                --
                                                       2005      1.073          1.068           418,727
                                                       2004      1.062          1.073           360,483
                                                       2003      1.014          1.062            44,650
                                                       2002      1.000          1.014                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.355          1.411                --
                                                       2005      1.357          1.355            46,788
                                                       2004      1.258          1.357            45,845
                                                       2003      0.969          1.258            18,537
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.277                --
                                                       2005      1.000          1.111             6,163

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.267                --
                                                       2005      1.000          1.107             5,434

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.069          1.029                --
                                                       2005      1.047          1.069           134,885
                                                       2004      1.000          1.047            29,837

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.996          0.965                --
                                                       2008      1.586          0.996           342,592
                                                       2007      1.659          1.586           508,515
                                                       2006      1.461          1.659           668,128
                                                       2005      1.433          1.461           691,668
                                                       2004      1.247          1.433           522,754
                                                       2003      0.974          1.247             6,856
                                                       2002      1.000          0.974                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.817          0.835                --
                                                       2008      1.466          0.817             3,872
                                                       2007      1.332          1.466             3,872
                                                       2006      1.275          1.332             3,872
                                                       2005      1.207          1.275             3,872
                                                       2004      1.188          1.207             3,872
                                                       2003      0.966          1.188                --
                                                       2002      1.000          0.966                --




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.20%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.301          1.264               --
                                                       2005      1.158          1.301               --
                                                       2004      1.092          1.158               --
                                                       2003      1.000          1.092               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.173          1.633           36,458
                                                       2008      1.946          1.173           36,462
                                                       2007      1.733          1.946           36,464
                                                       2006      1.471          1.733           39,406
                                                       2005      1.318          1.471           31,945
                                                       2004      1.187          1.318            8,440
                                                       2003      1.000          1.187               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.933          1.272          210,701
                                                       2008      1.702          0.933          245,921
                                                       2007      1.549          1.702          245,928
                                                       2006      1.437          1.549          265,884
                                                       2005      1.264          1.437          265,627
                                                       2004      1.148          1.264          191,873
                                                       2003      1.000          1.148           37,830

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.902          1.158          133,050
                                                       2008      1.484          0.902          189,455
                                                       2007      1.444          1.484          198,798
                                                       2006      1.281          1.444          198,842
                                                       2005      1.238          1.281          192,713
                                                       2004      1.146          1.238           87,188
                                                       2003      1.000          1.146           38,300

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.547          1.528               --
                                                       2005      1.338          1.547               --
                                                       2004      1.144          1.338               --
                                                       2003      1.000          1.144               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.540          1.998               --
                                                       2005      1.468          1.540               --
                                                       2004      1.142          1.468               --
                                                       2003      1.000          1.142               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.393          1.330               --
                                                       2007      1.329          1.393               --
                                                       2006      1.166          1.329               --
                                                       2005      1.142          1.166               --
                                                       2004      1.112          1.142               --
                                                       2003      1.000          1.112               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.143          1.077               --
                                                       2007      1.314          1.143               --
                                                       2006      1.294          1.314               --
                                                       2005      1.250          1.294               --
                                                       2004      1.148          1.250               --
                                                       2003      1.000          1.148               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.403               --
                                                       2005      1.199          1.293               --
                                                       2004      1.073          1.199               --
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.290          1.435               --
                                                       2005      1.197          1.290          205,418
                                                       2004      1.067          1.197          113,459
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2009      1.028          1.362               --
                                                       2008      1.834          1.028               --
                                                       2007      1.598          1.834               --
                                                       2006      1.466          1.598               --
                                                       2005      1.285          1.466               --
                                                       2004      1.140          1.285               --
                                                       2003      1.000          1.140               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2009      0.862          1.145               --
                                                       2008      1.502          0.862               --
                                                       2007      1.439          1.502               --
                                                       2006      1.292          1.439               --
                                                       2005      1.095          1.292               --
                                                       2004      1.105          1.095               --
                                                       2003      1.000          1.105               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.236          1.689              983
                                                       2008      2.091          1.236              986
                                                       2007      1.854          2.091              988
                                                       2006      1.686          1.854              991
                                                       2005      1.460          1.686               --
                                                       2004      1.197          1.460               --
                                                       2003      1.000          1.197               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.331          1.541               --
                                                       2005      1.230          1.331           39,624
                                                       2004      1.117          1.230            5,352
                                                       2003      1.000          1.117               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.030          2.752               --
                                                       2007      2.406          3.030            2,546
                                                       2006      1.920          2.406            4,547
                                                       2005      1.540          1.920            2,186
                                                       2004      1.262          1.540            2,186
                                                       2003      1.000          1.262               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.149          1.540          111,790
                                                       2008      1.970          1.149          113,246
                                                       2007      1.745          1.970          113,251
                                                       2006      1.468          1.745          132,316
                                                       2005      1.362          1.468          134,366
                                                       2004      1.175          1.362          124,988
                                                       2003      1.000          1.175               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.403          1.672               --
                                                       2005      1.317          1.403               --
                                                       2004      1.161          1.317               --
                                                       2003      1.000          1.161               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.055          1.076               --
                                                       2005      1.064          1.055               --
                                                       2004      1.000          1.064               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.201          1.238               --
                                                       2005      1.140          1.201               --
                                                       2004      1.076          1.140               --
                                                       2003      1.000          1.076               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2009      1.178          1.449               --
                                                       2008      1.697          1.178               --
                                                       2007      1.426          1.697               --
                                                       2006      1.371          1.426               --
                                                       2005      1.247          1.371               --
                                                       2004      1.116          1.247               --
                                                       2003      1.000          1.116               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2009      0.886          1.359               --
                                                       2008      1.616          0.886               --
                                                       2007      1.358          1.616               --
                                                       2006      1.287          1.358               --
                                                       2005      1.179          1.287               --
                                                       2004      1.199          1.179               --
                                                       2003      1.000          1.199               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.487          1.398               --
                                                       2007      1.390          1.487               --
                                                       2006      1.205          1.390               --
                                                       2005      1.167          1.205               --
                                                       2004      1.141          1.167               --
                                                       2003      1.000          1.141               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.341          1.497               --
                                                       2005      1.318          1.341               --
                                                       2004      1.172          1.318               --
                                                       2003      1.000          1.172               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.822          1.081           32,694
                                                       2008      1.409          0.822           42,528
                                                       2007      1.467          1.409           42,528

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      1.001          1.195           90,736
                                                       2008      1.447          1.001          222,306
                                                       2007      1.404          1.447          239,495

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.890          1.126          108,943
                                                       2008      1.435          0.890          147,393
                                                       2007      1.504          1.435          154,084

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.955          1.163           14,163
                                                       2008      1.517          0.955           16,488
                                                       2007      1.492          1.517           16,516
                                                       2006      1.290          1.492           19,347
                                                       2005      1.238          1.290           19,376
                                                       2004      1.146          1.238               --
                                                       2003      1.000          1.146               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.763          1.063            3,572
                                                       2008      1.244          0.763            3,578
                                                       2007      1.248          1.244            3,583

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.983          1.373              768
                                                       2008      1.695          0.983            3,938
                                                       2007      1.576          1.695            3,938
                                                       2006      1.428          1.576               --
                                                       2005      1.392          1.428               --
                                                       2004      1.236          1.392               --
                                                       2003      1.000          1.236               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.878          0.853               --
                                                       2008      1.435          0.878               --
                                                       2007      1.399          1.435               --
                                                       2006      1.242          1.399               --
                                                       2005      1.218          1.242               --
                                                       2004      1.129          1.218               --
                                                       2003      1.000          1.129               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.920          1.106               --
                                                       2008      1.257          0.920               --
                                                       2007      1.159          1.257               --
                                                       2006      1.100          1.159               --
                                                       2005      1.077          1.100               --
                                                       2004      1.000          1.077               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.769          0.884              470
                                                       2008      0.998          0.769               --
                                                       2007      1.006          0.998            4,622
                                                       2006      0.988          1.006            5,618
                                                       2005      0.987          0.988            6,103
                                                       2004      0.997          0.987            7,585
                                                       2003      1.000          0.997               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.457          1.526               --
                                                       2006      1.261          1.457               --
                                                       2005      1.239          1.261            8,725
                                                       2004      1.169          1.239            8,725
                                                       2003      1.000          1.169               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.199          1.247               --
                                                       2006      1.176          1.199               --
                                                       2005      1.142          1.176               --
                                                       2004      1.162          1.142               --
                                                       2003      1.000          1.162               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.427          1.474               --
                                                       2006      1.313          1.427               --
                                                       2005      1.221          1.313               --
                                                       2004      1.144          1.221               --
                                                       2003      1.000          1.144               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.329          1.386               --
                                                       2006      1.209          1.329               --
                                                       2005      1.192          1.209               --
                                                       2004      1.124          1.192               --
                                                       2003      1.000          1.124               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.456          1.510               --
                                                       2006      1.269          1.456          118,364
                                                       2005      1.256          1.269          118,369
                                                       2004      1.140          1.256          114,321
                                                       2003      1.000          1.140               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.630          1.793               --
                                                       2006      1.484          1.630           52,795
                                                       2005      1.402          1.484           48,998
                                                       2004      1.155          1.402           45,463
                                                       2003      1.000          1.155           32,578

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.089          1.122               --
                                                       2005      1.072          1.089               --
                                                       2004      1.000          1.072               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.574          1.514               --
                                                       2007      1.518          1.574               --
                                                       2006      1.600          1.518               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      0.947          1.365               --
                                                       2008      1.276          0.947               --
                                                       2007      1.269          1.276               --
                                                       2006      1.209          1.269               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.513          1.583               --
                                                       2006      1.434          1.513               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.966          1.127               --
                                                       2008      1.575          0.966               --
                                                       2007      1.570          1.575               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.579          0.765            1,042
                                                       2008      1.013          0.579              504
                                                       2007      1.215          1.013              506
                                                       2006      1.003          1.215              507

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.953          1.203              338
                                                       2008      1.303          0.953               --
                                                       2007      1.345          1.303               --
                                                       2006      1.267          1.345               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.994          1.512            1,460
                                                       2008      1.714          0.994            1,462
                                                       2007      1.768          1.714            1,465
                                                       2006      1.611          1.768            4,343

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.132          1.586               --
                                                       2008      1.991          1.132            7,798
                                                       2007      1.560          1.991            3,214
                                                       2006      1.528          1.560               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.662          0.886               --
                                                       2008      1.052          0.662               --
                                                       2008      1.097          1.052               --
                                                       2007      1.243          1.097               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.899          0.887               --
                                                       2008      1.228          0.899               --
                                                       2007      1.181          1.228               --
                                                       2006      1.122          1.181               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.043          1.399               --
                                                       2008      1.306          1.043               --
                                                       2007      1.250          1.306               --
                                                       2006      1.198          1.250               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.681          0.788               --
                                                       2008      1.092          0.681               --
                                                       2007      1.073          1.092               --
                                                       2006      1.001          1.073               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.629          0.779           67,029
                                                       2008      1.051          0.629           80,628
                                                       2007      1.068          1.051           80,634
                                                       2006      1.002          1.068               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.809          0.767               --
                                                       2008      1.441          0.809               --
                                                       2007      1.316          1.441               --
                                                       2006      1.338          1.316               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.826          1.084               --
                                                       2008      1.375          0.826               --
                                                       2007      1.262          1.375               --
                                                       2006      1.277          1.262               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.257          2.078            2,545
                                                       2008      2.756          1.257            2,546

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.166          1.500               --
                                                       2008      2.067          1.166               --
                                                       2007      1.977          2.067               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.079          1.249           27,563
                                                       2008      1.181          1.079           27,563
                                                       2007      1.120          1.181           27,563

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.206          1.339           47,751

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.972          1.178            1,945
                                                       2008      1.479          0.972            1,949
                                                       2007      1.440          1.479            1,952
                                                       2006      1.345          1.440            1,955

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.141          1.257               --
                                                       2006      1.088          1.141               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.047          1.363            3,083
                                                       2008      1.199          1.047            3,471
                                                       2007      1.149          1.199            5,365
                                                       2006      1.114          1.149            6,248

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.667          0.825          153,164
                                                       2008      0.972          0.667          250,493
                                                       2007      1.025          0.972          262,541
                                                       2006      1.003          1.025          292,254

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.906          1.126               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.817          1.193            3,234
                                                       2008      1.540          0.817            3,240
                                                       2007      1.307          1.540            3,245
                                                       2006      1.344          1.307            3,249

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.033          1.107               --
                                                       2008      1.094          1.033               --
                                                       2007      1.052          1.094               --
                                                       2006      1.017          1.052               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.900          1.041               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.758          0.951               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.048          1.030               --
                                                       2008      1.042          1.048               --
                                                       2007      1.014          1.042               --
                                                       2006      0.995          1.014               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.815          1.052               --
                                                       2008      1.325          0.815               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.709          0.738               --
                                                       2008      1.313          0.709               --
                                                       2007      1.292          1.313               --
                                                       2006      1.280          1.292               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.809          0.964               --
                                                       2008      1.356          0.809               --
                                                       2007      1.332          1.356               --
                                                       2006      1.304          1.332               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.621          0.799               --
                                                       2008      1.067          0.621               --
                                                       2007      1.056          1.067               --
                                                       2006      1.002          1.056               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.898          1.059               --
                                                       2008      1.072          0.898               --
                                                       2007      1.038          1.072            9,515
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.822          0.994               --
                                                       2008      1.071          0.822               --
                                                       2007      1.045          1.071               --
                                                       2006      1.002          1.045               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.748          0.926               --
                                                       2008      1.072          0.748               --
                                                       2007      1.050          1.072               --
                                                       2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.680          0.859               --
                                                       2008      1.072          0.680               --
                                                       2007      1.055          1.072               --
                                                       2006      1.002          1.055               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.882          1.080               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.006          1.164           65,388
                                                       2008      1.323          1.006           65,394
                                                       2007      1.299          1.323           69,849
                                                       2006      1.220          1.299           69,860

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.959          1.133               --
                                                       2008      1.453          0.959               --
                                                       2007      1.380          1.453               --
                                                       2006      1.254          1.380               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.633          0.865               --
                                                       2008      1.088          0.633               --
                                                       2007      1.047          1.088               --
                                                       2006      0.996          1.047               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.645          0.902               --
                                                       2008      1.136          0.645               --
                                                       2007      1.064          1.136               --
                                                       2006      0.998          1.064               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2009      0.706          0.958               --
                                                       2008      1.079          0.706               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.139          1.180               --
                                                       2006      1.076          1.139               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.057          1.081               --
                                                       2008      1.083          1.057               --
                                                       2007      1.060          1.083               --
                                                       2006      1.028          1.060               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.989          0.995               --
                                                       2005      0.982          0.989               --
                                                       2004      0.994          0.982               --
                                                       2003      1.000          0.994               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.105          1.318               --
                                                       2005      1.068          1.105               --
                                                       2004      1.000          1.068               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.096          1.115               --
                                                       2006      1.112          1.096           27,563
                                                       2005      1.114          1.112           27,563
                                                       2004      1.045          1.114               --
                                                       2003      1.000          1.045               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.167          1.203               --
                                                       2008      1.138          1.167            6,534
                                                       2007      1.070          1.138            7,973
                                                       2006      1.053          1.070            9,240
                                                       2005      1.051          1.053            9,400
                                                       2004      1.024          1.051            6,562
                                                       2003      1.000          1.024               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.839          1.987               --
                                                       2006      1.472          1.839               --
                                                       2005      1.341          1.472               --
                                                       2004      1.180          1.341               --
                                                       2003      1.000          1.180               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.833          1.954               --
                                                       2006      1.598          1.833               --
                                                       2005      1.526          1.598               --
                                                       2004      1.236          1.526               --
                                                       2003      1.000          1.236               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.259          1.338               --
                                                       2005      1.184          1.259               --
                                                       2004      1.136          1.184               --
                                                       2003      1.000          1.136               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.126          1.198               --
                                                       2005      1.147          1.126               --
                                                       2004      1.103          1.147               --
                                                       2003      1.000          1.103               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.468          1.600               --
                                                       2005      1.335          1.468               --
                                                       2004      1.172          1.335               --
                                                       2003      1.000          1.172               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.243          1.304               --
                                                       2005      1.217          1.243               --
                                                       2004      1.132          1.217               --
                                                       2003      1.000          1.132               --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.181          1.209               --
                                                       2005      1.177          1.181               --
                                                       2004      1.090          1.177               --
                                                       2003      1.000          1.090               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.276          1.319               --
                                                       2005      1.239          1.276               --
                                                       2004      1.146          1.239               --
                                                       2003      1.000          1.146               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.244          1.280               --
                                                       2005      1.170          1.244               --
                                                       2004      1.123          1.170               --
                                                       2003      1.000          1.123               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.173               --
                                                       2005      1.000          1.105               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.019               --
                                                       2005      1.000          1.017               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.086               --
                                                       2005      1.000          1.051               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.128               --
                                                       2005      1.000          1.084               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.046               --
                                                       2005      1.000          1.028               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.353          1.434               --
                                                       2005      1.235          1.353               --
                                                       2004      1.089          1.235               --
                                                       2003      1.000          1.089               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.273          1.344               --
                                                       2005      1.263          1.273            3,253
                                                       2004      1.131          1.263               --
                                                       2003      1.000          1.131               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.184          1.220               --
                                                       2005      1.176          1.184           69,872
                                                       2004      1.078          1.176            4,470
                                                       2003      1.000          1.078               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.163          1.254               --
                                                       2005      1.116          1.163               --
                                                       2004      1.000          1.116               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.405          1.611               --
                                                       2005      1.311          1.405            1,469
                                                       2004      1.158          1.311               --
                                                       2003      1.000          1.158               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.270          1.345               --
                                                       2005      1.225          1.270            1,959
                                                       2004      1.126          1.225              164
                                                       2003      1.000          1.126               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.088               --
                                                       2005      1.000          1.036               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.105          1.114               --
                                                       2005      1.090          1.105            6,615
                                                       2004      1.000          1.090            7,982

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.028          1.017               --
                                                       2005      1.034          1.028               --
                                                       2004      1.024          1.034               --
                                                       2003      1.000          1.024               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.201          1.251               --
                                                       2005      1.203          1.201               --
                                                       2004      1.116          1.203               --
                                                       2003      1.000          1.116               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.277               --
                                                       2005      1.000          1.111               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.267               --
                                                       2005      1.000          1.107               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.068          1.028               --
                                                       2005      1.047          1.068               --
                                                       2004      1.000          1.047               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.905          0.876               --
                                                       2008      1.441          0.905               --
                                                       2007      1.508          1.441               --
                                                       2006      1.329          1.508               --
                                                       2005      1.304          1.329               --
                                                       2004      1.136          1.304               --
                                                       2003      1.000          1.136               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.776          0.794               --
                                                       2008      1.394          0.776               --
                                                       2007      1.267          1.394               --
                                                       2006      1.213          1.267               --
                                                       2005      1.150          1.213               --
                                                       2004      1.132          1.150               --
                                                       2003      1.000          1.132               --

             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.25%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.360          1.321                 --
                                                       2005      1.211          1.360          1,019,795
                                                       2004      1.143          1.211            676,886
                                                       2003      0.948          1.143            234,740
                                                       2002      1.000          0.948                 --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.283          1.786          6,413,451
                                                       2008      2.131          1.283          7,866,718
                                                       2007      1.898          2.131         10,754,051
                                                       2006      1.612          1.898         11,666,294
                                                       2005      1.445          1.612         11,519,191
                                                       2004      1.302          1.445          8,608,663
                                                       2003      0.984          1.302          3,272,115
                                                       2002      1.000          0.984                 --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.041          1.419         17,279,131
                                                       2008      1.901          1.041         20,555,168
                                                       2007      1.730          1.901         27,639,345
                                                       2006      1.606          1.730         33,178,097
                                                       2005      1.413          1.606         36,084,575
                                                       2004      1.285          1.413         27,846,095
                                                       2003      0.960          1.285         13,348,333
                                                       2002      1.000          0.960                 --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.987          1.267         18,535,140
                                                       2008      1.625          0.987         22,490,492
                                                       2007      1.582          1.625         31,610,754
                                                       2006      1.404          1.582         38,914,252
                                                       2005      1.357          1.404         42,938,409
                                                       2004      1.257          1.357         34,891,433
                                                       2003      0.971          1.257         16,543,346
                                                       2002      1.000          0.971                 --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.597          1.577                 --
                                                       2005      1.382          1.597            322,897
                                                       2004      1.183          1.382            155,337
                                                       2003      0.968          1.183            125,330
                                                       2002      1.000          0.968                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.773          2.300                 --
                                                       2005      1.692          1.773          1,258,475
                                                       2004      1.317          1.692            907,982
                                                       2003      1.005          1.317            517,817
                                                       2002      1.000          1.005                 --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.438          1.374                 --
                                                       2007      1.373          1.438            298,656
                                                       2006      1.206          1.373            397,978
                                                       2005      1.181          1.206            391,653
                                                       2004      1.150          1.181            322,804
                                                       2003      0.971          1.150            188,469
                                                       2002      1.000          0.971                 --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.249          1.177                 --
                                                       2007      1.437          1.249            268,359
                                                       2006      1.416          1.437            313,175
                                                       2005      1.369          1.416            377,046
                                                       2004      1.257          1.369            311,733
                                                       2003      0.976          1.257            231,835
                                                       2002      1.000          0.976                 --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.401                 --
                                                       2005      1.199          1.291          1,017,734
                                                       2004      1.073          1.199            635,300
                                                       2003      1.000          1.073             14,159

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.433                 --
                                                       2005      1.197          1.289          1,152,733
                                                       2004      1.067          1.197            585,747
                                                       2003      1.000          1.067             10,036

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2009      1.117          1.479            835,808
                                                       2008      1.993          1.117            879,496
                                                       2007      1.738          1.993          1,772,730
                                                       2006      1.595          1.738          2,182,747
                                                       2005      1.398          1.595          2,061,509
                                                       2004      1.242          1.398          1,531,588
                                                       2003      0.991          1.242            910,082
                                                       2002      1.000          0.991                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2009      0.906          1.203              3,821
                                                       2008      1.580          0.906             11,037
                                                       2007      1.514          1.580             39,535
                                                       2006      1.361          1.514             74,317
                                                       2005      1.153          1.361            130,669
                                                       2004      1.164          1.153            116,084
                                                       2003      0.953          1.164             85,921
                                                       2002      1.000          0.953                 --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.372          1.875          3,621,278
                                                       2008      2.324          1.372          4,092,654
                                                       2007      2.061          2.324          5,936,210
                                                       2006      1.875          2.061          7,374,141
                                                       2005      1.625          1.875          7,786,802
                                                       2004      1.333          1.625          5,697,013
                                                       2003      0.986          1.333          2,642,834
                                                       2002      1.000          0.986                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.448          1.676                 --
                                                       2005      1.340          1.448         10,316,308
                                                       2004      1.217          1.340          7,282,453
                                                       2003      0.994          1.217          4,035,760
                                                       2002      1.000          0.994                 --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.450          3.132                 --
                                                       2007      2.740          3.450          2,318,232
                                                       2006      2.188          2.740          2,629,984
                                                       2005      1.756          2.188          2,655,308
                                                       2004      1.440          1.756          1,329,055
                                                       2003      1.000          1.440            459,909

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.247          1.671          4,419,728
                                                       2008      2.139          1.247          5,349,549
                                                       2007      1.895          2.139          7,187,435
                                                       2006      1.596          1.895          8,555,322
                                                       2005      1.481          1.596          8,963,221
                                                       2004      1.278          1.481          6,219,902
                                                       2003      0.989          1.278          2,712,781
                                                       2002      1.000          0.989                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.524          1.815                 --
                                                       2005      1.431          1.524          2,988,510
                                                       2004      1.262          1.431          1,026,327
                                                       2003      0.976          1.262            293,882
                                                       2002      1.000          0.976                 --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.054          1.075                 --
                                                       2005      1.064          1.054            144,872
                                                       2004      1.000          1.064             31,644

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.232          1.270                 --
                                                       2005      1.170          1.232          1,000,058
                                                       2004      1.105          1.170          1,007,817
                                                       2003      0.994          1.105            761,916
                                                       2002      1.000          0.994                 --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2009      1.284          1.578              7,976
                                                       2008      1.850          1.284              8,431
                                                       2007      1.555          1.850              9,040
                                                       2006      1.496          1.555             23,329
                                                       2005      1.362          1.496             28,557
                                                       2004      1.219          1.362             30,040
                                                       2003      0.988          1.219             34,672
                                                       2002      1.000          0.988                 --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2009      0.997          1.529             26,563
                                                       2008      1.819          0.997             37,835
                                                       2007      1.529          1.819             41,665
                                                       2006      1.450          1.529             51,633
                                                       2005      1.330          1.450             70,170
                                                       2004      1.352          1.330             54,392
                                                       2003      0.944          1.352             41,727
                                                       2002      1.000          0.944                 --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.541          1.449                 --
                                                       2007      1.441          1.541             65,551
                                                       2006      1.250          1.441             89,928
                                                       2005      1.211          1.250            138,407
                                                       2004      1.185          1.211            135,271
                                                       2003      0.980          1.185            198,223
                                                       2002      1.000          0.980                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.517          1.693                 --
                                                       2005      1.492          1.517          1,705,579
                                                       2004      1.328          1.492          1,245,948
                                                       2003      1.000          1.328            374,664

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.903          1.188          8,161,893
                                                       2008      1.549          0.903         10,087,557
                                                       2007      1.614          1.549         16,790,158

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      1.061          1.267          6,445,462
                                                       2008      1.535          1.061          5,061,103
                                                       2007      1.490          1.535          7,070,990

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.995          1.258          7,664,544
                                                       2008      1.605          0.995          9,528,019
                                                       2007      1.683          1.605         14,736,423

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      1.031          1.255          1,458,721
                                                       2008      1.637          1.031          1,626,807
                                                       2007      1.612          1.637          2,279,472
                                                       2006      1.394          1.612          2,883,317
                                                       2005      1.338          1.394          4,364,648
                                                       2004      1.240          1.338          4,367,573
                                                       2003      0.958          1.240          1,988,012
                                                       2002      1.000          0.958                 --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.890          1.238          2,957,488
                                                       2008      1.451          0.890          3,692,461
                                                       2007      1.455          1.451          5,938,566

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      1.120          1.564          1,026,312
                                                       2008      1.933          1.120          1,247,935
                                                       2007      1.797          1.933          2,148,030
                                                       2006      1.630          1.797          1,742,629
                                                       2005      1.589          1.630          2,997,641
                                                       2004      1.412          1.589          2,444,392
                                                       2003      0.970          1.412          1,138,526
                                                       2002      1.000          0.970                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.936          0.909                 --
                                                       2008      1.532          0.936          3,118,573
                                                       2007      1.493          1.532          4,272,623
                                                       2006      1.327          1.493          4,956,784
                                                       2005      1.302          1.327          5,893,196
                                                       2004      1.208          1.302          5,225,862
                                                       2003      0.967          1.208          3,484,316
                                                       2002      1.000          0.967                 --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.918          1.102             61,224
                                                       2008      1.255          0.918             61,224
                                                       2007      1.158          1.255             61,224
                                                       2006      1.099          1.158             61,224
                                                       2005      1.077          1.099             44,664
                                                       2004      1.000          1.077             37,480

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.767          0.881          1,754,680
                                                       2008      0.995          0.767          2,110,862
                                                       2007      1.005          0.995          3,178,256
                                                       2006      0.987          1.005          4,151,183
                                                       2005      0.986          0.987          4,447,365
                                                       2004      0.997          0.986          2,937,368
                                                       2003      1.000          0.997            158,070

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.624          1.700                 --
                                                       2006      1.406          1.624          4,564,455
                                                       2005      1.382          1.406          5,575,091
                                                       2004      1.305          1.382          6,103,588
                                                       2003      0.960          1.305          3,027,981
                                                       2002      1.000          0.960                 --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.399          1.454                 --
                                                       2006      1.373          1.399            221,919
                                                       2005      1.334          1.373            240,936
                                                       2004      1.358          1.334            236,815
                                                       2003      0.961          1.358            179,718
                                                       2002      1.000          0.961                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.619          1.672                 --
                                                       2006      1.491          1.619            410,208
                                                       2005      1.387          1.491            570,991
                                                       2004      1.300          1.387            576,176
                                                       2003      0.949          1.300            503,329
                                                       2002      1.000          0.949                 --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.453          1.514                 --
                                                       2006      1.322          1.453             68,458
                                                       2005      1.304          1.322             76,362
                                                       2004      1.231          1.304             80,237
                                                       2003      0.967          1.231             66,312
                                                       2002      1.000          0.967                 --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.578          1.636                 --
                                                       2006      1.376          1.578          5,723,532
                                                       2005      1.363          1.376          6,713,637
                                                       2004      1.237          1.363          5,690,449
                                                       2003      1.000          1.237          2,497,243

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.764          1.940                 (2)
                                                       2006      1.608          1.764          6,279,204
                                                       2005      1.519          1.608          7,890,703
                                                       2004      1.252          1.519          5,612,052
                                                       2003      1.000          1.252          2,084,375

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.089          1.121                 --
                                                       2005      1.072          1.089            139,374
                                                       2004      1.000          1.072             15,056

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.713          1.648                 --
                                                       2007      1.652          1.713            180,514
                                                       2006      1.743          1.652            228,846

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      1.040          1.499            523,878
                                                       2008      1.402          1.040            629,813
                                                       2007      1.395          1.402            858,402
                                                       2006      1.330          1.395            881,687

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.599          1.673                 --
                                                       2006      1.516          1.599            572,347

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      1.020          1.189            314,548
                                                       2008      1.664          1.020            329,358
                                                       2007      1.659          1.664            504,219

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.578          0.764          1,398,607
                                                       2008      1.012          0.578          1,564,673
                                                       2007      1.215          1.012          2,057,759
                                                       2006      1.003          1.215          2,727,553

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.951          1.201            301,313
                                                       2008      1.301          0.951            170,775
                                                       2007      1.344          1.301            254,616
                                                       2006      1.266          1.344            164,483

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.078          1.638          1,833,231
                                                       2008      1.860          1.078          2,035,846
                                                       2007      1.919          1.860          2,922,567
                                                       2006      1.749          1.919          3,087,346

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.167          1.635            802,041
                                                       2008      2.054          1.167            711,694
                                                       2007      1.610          2.054            528,860
                                                       2006      1.577          1.610            271,642

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.661          0.884            256,718
                                                       2008      1.051          0.661            255,652
                                                       2008      1.095          1.051            525,371
                                                       2007      1.242          1.095            123,065

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.896          0.885                 --
                                                       2008      1.226          0.896            106,858
                                                       2007      1.179          1.226            101,276
                                                       2006      1.121          1.179             65,479

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.159          1.554          1,036,281
                                                       2008      1.453          1.159          1,205,645
                                                       2007      1.391          1.453          1,770,880
                                                       2006      1.333          1.391          2,140,686

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.680          0.787          2,114,384
                                                       2008      1.091          0.680          2,607,065
                                                       2007      1.073          1.091          3,491,053
                                                       2006      1.001          1.073          2,072,174

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.628          0.777          4,589,109
                                                       2008      1.050          0.628          5,888,411
                                                       2007      1.067          1.050          8,579,406
                                                       2006      1.002          1.067            177,197

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.868          0.823                 --
                                                       2008      1.548          0.868            493,398
                                                       2007      1.414          1.548            649,173
                                                       2006      1.438          1.414            891,373

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.824          1.082            121,676
                                                       2008      1.373          0.824            113,345
                                                       2007      1.261          1.373             27,260
                                                       2006      1.276          1.261             25,651

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.430          2.363          1,709,390
                                                       2008      3.136          1.430          1,937,905

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.231          1.584            565,386
                                                       2008      2.185          1.231            641,597
                                                       2007      2.090          2.185            906,287

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.073          1.242          4,124,179
                                                       2008      1.175          1.073          5,381,602
                                                       2007      1.115          1.175          7,087,828

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.221          1.354         17,267,374

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.041          1.261            465,030
                                                       2008      1.585          1.041            508,681
                                                       2007      1.544          1.585            656,154
                                                       2006      1.443          1.544            778,029

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.140          1.256                 --
                                                       2006      1.088          1.140             59,218

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.044          1.359          1,962,628
                                                       2008      1.197          1.044          2,928,208
                                                       2007      1.148          1.197          4,244,491
                                                       2006      1.113          1.148          4,027,463

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.666          0.824          4,263,190
                                                       2008      0.971          0.666          5,051,965
                                                       2007      1.024          0.971          7,273,283
                                                       2006      1.003          1.024          4,452,368

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.991          1.231            741,888

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.940          1.372            704,958
                                                       2008      1.773          0.940            776,099
                                                       2007      1.506          1.773            917,872
                                                       2006      1.549          1.506          1,178,119

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.068          1.143            726,040
                                                       2008      1.131          1.068            768,685
                                                       2007      1.089          1.131          1,228,697
                                                       2006      1.052          1.089            378,941

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.898          1.038             85,678

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.794          0.995          1,545,775

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.036          1.017          1,479,930
                                                       2008      1.030          1.036          3,193,590
                                                       2007      1.003          1.030          2,139,292
                                                       2006      0.985          1.003          1,121,418

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.841          1.085            258,420
                                                       2008      1.368          0.841            294,964

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.742          0.773                 --
                                                       2008      1.375          0.742          1,185,675
                                                       2007      1.353          1.375          1,649,269
                                                       2006      1.341          1.353          1,916,151

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.877          1.043          2,600,613
                                                       2008      1.470          0.877          3,265,721
                                                       2007      1.445          1.470          4,648,555
                                                       2006      1.414          1.445          5,773,243

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.621          0.798            286,201
                                                       2008      1.066          0.621            226,154
                                                       2007      1.056          1.066            368,278
                                                       2006      1.002          1.056            435,071

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.897          1.057          1,315,103
                                                       2008      1.071          0.897          1,528,827
                                                       2007      1.038          1.071          2,114,666
                                                       2006      1.001          1.038            548,068

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.821          0.992          1,407,477
                                                       2008      1.070          0.821          1,581,657
                                                       2007      1.045          1.070          1,388,717
                                                       2006      1.002          1.045            313,622

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.747          0.925          3,354,196
                                                       2008      1.071          0.747          2,842,066
                                                       2007      1.050          1.071          2,899,623
                                                       2006      1.002          1.050          2,266,006

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.679          0.857          1,135,940
                                                       2008      1.071          0.679          1,646,865
                                                       2007      1.055          1.071          2,215,565
                                                       2006      1.002          1.055          1,236,910

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.940          1.152          2,484,256

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.045          1.209         11,175,573
                                                       2008      1.376          1.045         13,798,968
                                                       2007      1.351          1.376         19,480,847
                                                       2006      1.269          1.351         22,904,968

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.957          1.130          1,034,078
                                                       2008      1.450          0.957          1,232,671
                                                       2007      1.378          1.450          1,540,094
                                                       2006      1.252          1.378          1,650,937

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.632          0.864          3,685,845
                                                       2008      1.087          0.632          4,873,943
                                                       2007      1.046          1.087          5,943,469
                                                       2006      0.996          1.046          6,869,926

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.644          0.901            650,089
                                                       2008      1.136          0.644            914,220
                                                       2007      1.064          1.136          1,241,790
                                                       2006      0.998          1.064          1,510,335

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2009      0.772          1.046            177,556
                                                       2008      1.179          0.772            216,413

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.137          1.178                 --
                                                       2006      1.075          1.137            187,465

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.055          1.078            164,292
                                                       2008      1.081          1.055             75,812
                                                       2007      1.058          1.081             49,091
                                                       2006      1.027          1.058             57,884

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.978          0.985                 --
                                                       2005      0.973          0.978            913,662
                                                       2004      0.985          0.973          1,014,654
                                                       2003      0.999          0.985            711,605
                                                       2002      1.000          0.999                 --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.104          1.317                 --
                                                       2005      1.068          1.104             57,587
                                                       2004      1.000          1.068              8,593

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.091          1.110                 --
                                                       2006      1.108          1.091          7,839,426
                                                       2005      1.110          1.108          9,371,512
                                                       2004      1.042          1.110          6,703,404
                                                       2003      1.000          1.042          2,567,539

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.181          1.217                 (4)
                                                       2008      1.152          1.181         18,493,972
                                                       2007      1.084          1.152         26,032,668
                                                       2006      1.067          1.084         29,856,229
                                                       2005      1.066          1.067         34,623,246
                                                       2004      1.039          1.066         28,002,666
                                                       2003      1.012          1.039         16,220,857
                                                       2002      1.000          1.012                 --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.945          2.101                 --
                                                       2006      1.557          1.945          1,116,025
                                                       2005      1.420          1.557          1,188,809
                                                       2004      1.249          1.420          1,202,254
                                                       2003      0.994          1.249          1,017,058
                                                       2002      1.000          0.994                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.117          2.256                 --
                                                       2006      1.846          2.117          2,003,677
                                                       2005      1.764          1.846          2,343,611
                                                       2004      1.429          1.764          1,856,317
                                                       2003      0.977          1.429          1,245,206
                                                       2002      1.000          0.977                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.353          1.438                 --
                                                       2005      1.273          1.353            960,104
                                                       2004      1.222          1.273            873,719
                                                       2003      0.967          1.222            433,041
                                                       2002      1.000          0.967                 --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.253          1.333                 --
                                                       2005      1.277          1.253          2,470,437
                                                       2004      1.229          1.277          2,374,115
                                                       2003      0.995          1.229            596,150
                                                       2002      1.000          0.995                 --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.599          1.743                 --
                                                       2005      1.455          1.599            259,579
                                                       2004      1.278          1.455            254,423
                                                       2003      0.977          1.278            209,822
                                                       2002      1.000          0.977                 --

  Travelers Equity Income Subaccount (11/99).........  2006      1.349          1.414                 --
                                                       2005      1.320          1.349          6,852,978
                                                       2004      1.229          1.320          5,979,259
                                                       2003      0.958          1.229          3,623,265
                                                       2002      1.000          0.958                 --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.300          1.330                 --
                                                       2005      1.296          1.300          1,087,695
                                                       2004      1.201          1.296            919,724
                                                       2003      1.003          1.201            516,662
                                                       2002      1.000          1.003                 --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.358          1.403                 --
                                                       2005      1.318          1.358            165,941
                                                       2004      1.220          1.318            158,630
                                                       2003      0.978          1.220            112,426
                                                       2002      1.000          0.978                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.304          1.341                 --
                                                       2005      1.227          1.304          1,419,278
                                                       2004      1.178          1.227          1,323,451
                                                       2003      0.966          1.178            779,722
                                                       2002      1.000          0.966                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.173                 --
                                                       2005      1.000          1.105            155,703

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.018                 --
                                                       2005      1.000          1.017            137,148

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.086                 --
                                                       2005      1.000          1.050          1,186,342

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127                 --
                                                       2005      1.000          1.083            579,581

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.045                 --
                                                       2005      1.000          1.028              8,861

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.431          1.516                 --
                                                       2005      1.306          1.431            722,175
                                                       2004      1.153          1.306            638,990
                                                       2003      0.973          1.153            354,698
                                                       2002      1.000          0.973                 --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.467          1.549                 --
                                                       2005      1.456          1.467          1,317,158
                                                       2004      1.305          1.456            493,360
                                                       2003      0.974          1.305            363,995
                                                       2002      1.000          0.974                 --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.232          1.269                 --
                                                       2005      1.224          1.232         26,866,522
                                                       2004      1.123          1.224         22,032,112
                                                       2003      0.986          1.123         11,934,543
                                                       2002      1.000          0.986                 --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.162          1.252                 --
                                                       2005      1.116          1.162          1,340,888
                                                       2004      1.000          1.116            205,842

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.526          1.749                 --
                                                       2005      1.425          1.526          3,318,807
                                                       2004      1.259          1.425          2,439,815
                                                       2003      1.001          1.259            663,587
                                                       2002      1.000          1.001                 --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.363          1.443                 --
                                                       2005      1.315          1.363            927,158
                                                       2004      1.210          1.315            613,760
                                                       2003      1.000          1.210            185,744

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.088                 --
                                                       2005      1.000          1.036             44,982

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.104          1.113                 --
                                                       2005      1.089          1.104          3,506,464
                                                       2004      1.000          1.089            528,096

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.064          1.052                 --
                                                       2005      1.071          1.064          1,139,958
                                                       2004      1.061          1.071          1,065,664
                                                       2003      1.014          1.061            543,097
                                                       2002      1.000          1.014                 --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.351          1.407                 --
                                                       2005      1.354          1.351            931,184
                                                       2004      1.256          1.354            915,221
                                                       2003      0.969          1.256            764,083
                                                       2002      1.000          0.969                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.276                 --
                                                       2005      1.000          1.111             20,532

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266                 --
                                                       2005      1.000          1.106              4,691

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.068          1.027                 --
                                                       2005      1.046          1.068             53,294
                                                       2004      1.000          1.046             16,481

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.990          0.958                 --
                                                       2008      1.578          0.990          1,007,476
                                                       2007      1.652          1.578          1,442,269
                                                       2006      1.456          1.652          1,904,003
                                                       2005      1.431          1.456          2,281,096
                                                       2004      1.246          1.431          2,030,623
                                                       2003      0.974          1.246          1,003,439
                                                       2002      1.000          0.974                 --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.812          0.830                 --
                                                       2008      1.459          0.812             17,242
                                                       2007      1.327          1.459             22,200
                                                       2006      1.271          1.327             30,854
                                                       2005      1.205          1.271             38,060
                                                       2004      1.187          1.205             28,691
                                                       2003      0.966          1.187             13,154
                                                       2002      1.000          0.966                 --




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.155          1.121               --
                                                       2005      1.000          1.155               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.888          1.234               --
                                                       2008      1.474          0.888               --
                                                       2007      1.314          1.474           12,281
                                                       2006      1.116          1.314           12,281
                                                       2005      1.000          1.116           12,281

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.740          1.008           11,675
                                                       2008      1.351          0.740           11,675
                                                       2007      1.231          1.351           23,940
                                                       2006      1.143          1.231           24,649
                                                       2005      1.000          1.143           20,595

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.729          0.935               --
                                                       2008      1.200          0.729               --
                                                       2007      1.169          1.200           28,572
                                                       2006      1.039          1.169           28,572
                                                       2005      1.000          1.039           28,572

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.165          1.150               --
                                                       2005      1.000          1.165               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.083          1.404               --
                                                       2005      1.000          1.083           14,479

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.199          1.145               --
                                                       2007      1.145          1.199               --
                                                       2006      1.006          1.145               --
                                                       2005      1.000          1.006               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      0.932          0.878               --
                                                       2007      1.072          0.932               --
                                                       2006      1.057          1.072               --
                                                       2005      1.000          1.057               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.076          1.168               --
                                                       2005      1.000          1.076               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.102          1.226               --
                                                       2005      1.000          1.102               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2009      0.790          1.046               --
                                                       2008      1.411          0.790               --
                                                       2007      1.231          1.411           11,767
                                                       2006      1.130          1.231           12,991
                                                       2005      1.000          1.130           12,773

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2009      0.782          1.038               --
                                                       2008      1.364          0.782               --
                                                       2007      1.308          1.364               --
                                                       2006      1.176          1.308               --
                                                       2005      1.000          1.176               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      0.831          1.135               --
                                                       2008      1.408          0.831               --
                                                       2007      1.250          1.408               --
                                                       2006      1.138          1.250               --
                                                       2005      1.000          1.138               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.079          1.248               --
                                                       2005      1.000          1.079           20,551

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      1.902          1.726               --
                                                       2007      1.511          1.902               --
                                                       2006      1.207          1.511               --
                                                       2005      1.000          1.207               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      0.835          1.119           49,685
                                                       2008      1.434          0.835           49,685
                                                       2007      1.271          1.434           69,967
                                                       2006      1.071          1.271           51,622
                                                       2005      1.000          1.071           21,549

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.061          1.263               --
                                                       2005      1.000          1.061               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      0.986          1.006               --
                                                       2005      1.000          0.986               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.058          1.090               --
                                                       2005      1.000          1.058               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2009      0.968          1.189               --
                                                       2008      1.396          0.968               --
                                                       2007      1.174          1.396               --
                                                       2006      1.130          1.174               --
                                                       2005      1.000          1.130               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2009      0.770          1.180               --
                                                       2008      1.406          0.770               --
                                                       2007      1.182          1.406               --
                                                       2006      1.122          1.182               --
                                                       2005      1.000          1.122               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.280          1.203               --
                                                       2007      1.198          1.280               --
                                                       2006      1.039          1.198               --
                                                       2005      1.000          1.039               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.028          1.147               --
                                                       2005      1.000          1.028               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.680          0.894               --
                                                       2008      1.167          0.680               --
                                                       2007      1.216          1.167               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      0.831          0.992               --
                                                       2008      1.204          0.831               --
                                                       2007      1.168          1.204               --

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.727          0.919           50,638
                                                       2008      1.173          0.727           50,638
                                                       2007      1.230          1.173           50,638

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.771          0.938               --
                                                       2008      1.226          0.771               --
                                                       2007      1.208          1.226               --
                                                       2006      1.045          1.208               --
                                                       2005      1.000          1.045               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.679          0.945               --
                                                       2008      1.109          0.679               --
                                                       2007      1.113          1.109               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.737          1.028               --
                                                       2008      1.272          0.737               --
                                                       2007      1.183          1.272               --
                                                       2006      1.074          1.183               --
                                                       2005      1.000          1.074               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.722          0.702               --
                                                       2008      1.183          0.722               --
                                                       2007      1.153          1.183               --
                                                       2006      1.025          1.153               --
                                                       2005      1.000          1.025               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.869          1.044               --
                                                       2008      1.189          0.869               --
                                                       2007      1.098          1.189               --
                                                       2006      1.043          1.098               --
                                                       2005      1.000          1.043               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.776          0.891               --
                                                       2008      1.008          0.776               --
                                                       2007      1.018          1.008               --
                                                       2006      1.000          1.018               --
                                                       2005      1.000          1.000               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.192          1.248               --
                                                       2006      1.033          1.192               --
                                                       2005      1.000          1.033               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.073          1.116               --
                                                       2006      1.054          1.073               --
                                                       2005      1.000          1.054               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.182          1.221               --
                                                       2006      1.089          1.182               --
                                                       2005      1.000          1.089               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.127          1.175               --
                                                       2006      1.026          1.127               --
                                                       2005      1.000          1.026               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.173          1.216               --
                                                       2006      1.023          1.173               --
                                                       2005      1.000          1.023               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.176          1.294               --
                                                       2006      1.073          1.176               --
                                                       2005      1.000          1.073               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.017          1.046               --
                                                       2005      1.000          1.017               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.169          1.125               --
                                                       2007      1.128          1.169               --
                                                       2006      1.190          1.128               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      0.797          1.148               --
                                                       2008      1.075          0.797               --
                                                       2007      1.070          1.075               --
                                                       2006      1.020          1.070               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.215          1.272               --
                                                       2006      1.153          1.215               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.775          0.902               --
                                                       2008      1.264          0.775               --
                                                       2007      1.261          1.264               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.577          0.762               --
                                                       2008      1.011          0.577               --
                                                       2007      1.214          1.011           17,665
                                                       2006      1.003          1.214           15,393

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.949          1.198               --
                                                       2008      1.299          0.949               --
                                                       2007      1.343          1.299               --
                                                       2006      1.266          1.343               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.753          1.143               --
                                                       2008      1.299          0.753               --
                                                       2007      1.341          1.299               --
                                                       2006      1.223          1.341               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      0.850          1.190               --
                                                       2008      1.497          0.850               --
                                                       2007      1.174          1.497               --
                                                       2006      1.150          1.174               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.660          0.881               --
                                                       2008      1.049          0.660               --
                                                       2008      1.094          1.049               --
                                                       2007      1.240          1.094               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.836          0.825               --
                                                       2008      1.144          0.836               --
                                                       2007      1.101          1.144               --
                                                       2006      1.046          1.101               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      0.920          1.233               --
                                                       2008      1.154          0.920               --
                                                       2007      1.105          1.154               --
                                                       2006      1.060          1.105               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.679          0.785               --
                                                       2008      1.090          0.679               --
                                                       2007      1.073          1.090               --
                                                       2006      1.001          1.073               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.627          0.776               --
                                                       2008      1.049          0.627               --
                                                       2007      1.067          1.049               --
                                                       2006      1.002          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.691          0.655               --
                                                       2008      1.232          0.691               --
                                                       2007      1.127          1.232               --
                                                       2006      1.146          1.127               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.823          1.079               --
                                                       2008      1.371          0.823               --
                                                       2007      1.260          1.371               --
                                                       2006      1.275          1.260               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      0.788          1.301               --
                                                       2008      1.729          0.788               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      0.865          1.112               --
                                                       2008      1.535          0.865               --
                                                       2007      1.469          1.535               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      0.957          1.107               --
                                                       2008      1.048          0.957               --
                                                       2007      0.995          1.048               --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.139          1.263           41,273

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.796          0.964               --
                                                       2008      1.213          0.796               --
                                                       2007      1.182          1.213               --
                                                       2006      1.104          1.182               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.139          1.254               --
                                                       2006      1.087          1.139               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      0.949          1.235               --
                                                       2008      1.088          0.949               --
                                                       2007      1.044          1.088           30,728
                                                       2006      1.013          1.044           30,710

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.665          0.822               --
                                                       2008      0.970          0.665               --
                                                       2007      1.024          0.970               --
                                                       2006      1.003          1.024               --

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.698          0.867               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.669          0.975               --
                                                       2008      1.261          0.669               --
                                                       2007      1.072          1.261               --
                                                       2006      1.103          1.072               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      0.991          1.060               --
                                                       2008      1.050          0.991               --
                                                       2007      1.011          1.050               --
                                                       2006      0.978          1.011               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.837          0.967               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.652          0.818               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.063          1.043           42,557
                                                       2008      1.058          1.063           77,308
                                                       2007      1.030          1.058               --
                                                       2006      1.012          1.030               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.701          0.904               --
                                                       2008      1.140          0.701               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.610          0.635               --
                                                       2008      1.131          0.610               --
                                                       2007      1.114          1.131               --
                                                       2006      1.104          1.114               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.667          0.793               --
                                                       2008      1.119          0.667               --
                                                       2007      1.100          1.119               --
                                                       2006      1.077          1.100               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.620          0.796               --
                                                       2008      1.065          0.620               --
                                                       2007      1.055          1.065               --
                                                       2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.896          1.055               --
                                                       2008      1.071          0.896               --
                                                       2007      1.038          1.071               --
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.819          0.990               --
                                                       2008      1.070          0.819               --
                                                       2007      1.044          1.070               --
                                                       2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.746          0.923               --
                                                       2008      1.070          0.746               --
                                                       2007      1.050          1.070               --
                                                       2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.678          0.856               --
                                                       2008      1.070          0.678               --
                                                       2007      1.054          1.070           76,274
                                                       2006      1.002          1.054           76,274

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.725          0.888               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      0.854          0.987               --
                                                       2008      1.124          0.854               --
                                                       2007      1.104          1.124           28,496
                                                       2006      1.038          1.104           28,254

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.850          1.004               --
                                                       2008      1.290          0.850               --
                                                       2007      1.226          1.290               --
                                                       2006      1.115          1.226               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.631          0.862               --
                                                       2008      1.086          0.631               --
                                                       2007      1.046          1.086               --
                                                       2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.643          0.899               --
                                                       2008      1.135          0.643               --
                                                       2007      1.064          1.135               --
                                                       2006      0.998          1.064               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2009      0.575          0.779               --
                                                       2008      0.880          0.575               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.064          1.102               --
                                                       2006      1.006          1.064               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      0.983          1.004               --
                                                       2008      1.008          0.983               --
                                                       2007      0.987          1.008               --
                                                       2006      0.959          0.987               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      1.006          1.012               --
                                                       2005      1.000          1.006               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.040          1.240               --
                                                       2005      1.000          1.040               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      0.973          0.991               --
                                                       2006      0.989          0.973               --
                                                       2005      1.000          0.989               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.102          1.136               --
                                                       2008      1.076          1.102           19,653
                                                       2007      1.012          1.076           19,653
                                                       2006      0.998          1.012           19,653
                                                       2005      1.000          0.998           13,117

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.367          1.477               --
                                                       2006      1.095          1.367               --
                                                       2005      1.000          1.095               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.207          1.286               --
                                                       2006      1.053          1.207               --
                                                       2005      1.000          1.053               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.079          1.146               --
                                                       2005      1.000          1.079               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      0.996          1.060               --
                                                       2005      1.000          0.996               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.093          1.190               --
                                                       2005      1.000          1.093               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.028          1.077               --
                                                       2005      1.000          1.028               --

  Travelers Federated High Yield Subaccount (3/02)...  2006      0.997          1.020               --
                                                       2005      1.000          0.997               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.029          1.063               --
                                                       2005      1.000          1.029               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.074          1.104               --
                                                       2005      1.000          1.074               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.172               --
                                                       2005      1.000          1.105               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.018               --
                                                       2005      1.000          1.016               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085               --
                                                       2005      1.000          1.050               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127               --
                                                       2005      1.000          1.083           67,777

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.045               --
                                                       2005      1.000          1.027               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.089          1.153               --
                                                       2005      1.000          1.089               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.045          1.103               --
                                                       2005      1.000          1.045               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.008          1.038               --
                                                       2005      1.000          1.008           28,174

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.034          1.115               --
                                                       2005      1.000          1.034               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.067          1.223               --
                                                       2005      1.000          1.067               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.043          1.104               --
                                                       2005      1.000          1.043               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087               --
                                                       2005      1.000          1.035               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.005          1.013               --
                                                       2005      1.000          1.005           28,882

  Travelers Quality Bond Subaccount (3/02)...........  2006      0.989          0.978               --
                                                       2005      1.000          0.989               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.042          1.085               --
                                                       2005      1.000          1.042               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275               --
                                                       2005      1.000          1.110               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266               --
                                                       2005      1.000          1.106               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      0.997          0.959               --
                                                       2005      1.000          0.997               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.698          0.675               --
                                                       2008      1.113          0.698               --
                                                       2007      1.166          1.113            9,943
                                                       2006      1.028          1.166            9,140
                                                       2005      1.000          1.028            9,354

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.683          0.698               --
                                                       2008      1.228          0.683               --
                                                       2007      1.117          1.228               --
                                                       2006      1.071          1.117               --
                                                       2005      1.000          1.071               --




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.35%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.296          1.258                --
                                                       2005      1.155          1.296            26,995
                                                       2004      1.092          1.155                --
                                                       2003      1.000          1.092                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.164          1.617         1,820,923
                                                       2008      1.933          1.164         2,091,862
                                                       2007      1.724          1.933         1,989,234
                                                       2006      1.465          1.724         1,836,843
                                                       2005      1.315          1.465         1,155,309
                                                       2004      1.186          1.315            16,692
                                                       2003      1.000          1.186                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.925          1.260         5,253,242
                                                       2008      1.691          0.925         6,102,592
                                                       2007      1.541          1.691         6,291,384
                                                       2006      1.432          1.541         6,387,307
                                                       2005      1.261          1.432         4,141,302
                                                       2004      1.148          1.261           199,675
                                                       2003      1.000          1.148                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.895          1.147         5,244,656
                                                       2008      1.474          0.895         6,014,864
                                                       2007      1.437          1.474         6,053,884
                                                       2006      1.277          1.437         5,817,067
                                                       2005      1.235          1.277         3,864,895
                                                       2004      1.145          1.235           123,550
                                                       2003      1.000          1.145                --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.541          1.522                --
                                                       2005      1.335          1.541            71,580
                                                       2004      1.143          1.335                --
                                                       2003      1.000          1.143                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.534          1.987                --
                                                       2005      1.465          1.534           204,937
                                                       2004      1.142          1.465                --
                                                       2003      1.000          1.142                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.384          1.321                --
                                                       2007      1.322          1.384                --
                                                       2006      1.162          1.322                --
                                                       2005      1.140          1.162                --
                                                       2004      1.111          1.140                --
                                                       2003      1.000          1.111                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.135          1.069                --
                                                       2007      1.307          1.135             7,959
                                                       2006      1.289          1.307             7,889
                                                       2005      1.247          1.289             7,731
                                                       2004      1.147          1.247                --
                                                       2003      1.000          1.147                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.398                --
                                                       2005      1.197          1.289           119,651
                                                       2004      1.073          1.197             2,361
                                                       2003      1.000          1.073                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.430                --
                                                       2005      1.195          1.286           435,371
                                                       2004      1.066          1.195             8,771
                                                       2003      1.000          1.066                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2009      1.020          1.349           133,879
                                                       2008      1.821          1.020           141,149
                                                       2007      1.590          1.821           114,282
                                                       2006      1.461          1.590           120,861
                                                       2005      1.282          1.461            70,187
                                                       2004      1.140          1.282             8,029
                                                       2003      1.000          1.140                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2009      0.855          1.134                --
                                                       2008      1.492          0.855                --
                                                       2007      1.432          1.492                --
                                                       2006      1.288          1.432                --
                                                       2005      1.092          1.288                --
                                                       2004      1.104          1.092                --
                                                       2003      1.000          1.104                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.226          1.673         1,278,955
                                                       2008      2.078          1.226         1,463,369
                                                       2007      1.844          2.078         1,566,707
                                                       2006      1.680          1.844         1,775,319
                                                       2005      1.457          1.680           964,624
                                                       2004      1.197          1.457             7,282
                                                       2003      1.000          1.197                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.326          1.534                --
                                                       2005      1.228          1.326         1,148,828
                                                       2004      1.116          1.228             8,874
                                                       2003      1.000          1.116                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.010          2.732                --
                                                       2007      2.393          3.010         1,162,246
                                                       2006      1.913          2.393         1,215,088
                                                       2005      1.537          1.913           653,223
                                                       2004      1.261          1.537             2,013
                                                       2003      1.000          1.261                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.140          1.526         1,455,035
                                                       2008      1.957          1.140         1,714,627
                                                       2007      1.736          1.957         1,903,015
                                                       2006      1.463          1.736         1,886,389
                                                       2005      1.359          1.463         1,065,779
                                                       2004      1.174          1.359             2,118
                                                       2003      1.000          1.174                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.398          1.663                --
                                                       2005      1.315          1.398           778,942
                                                       2004      1.160          1.315            13,918
                                                       2003      1.000          1.160                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.052          1.073                --
                                                       2005      1.063          1.052            20,924
                                                       2004      1.000          1.063                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.196          1.233                --
                                                       2005      1.138          1.196                --
                                                       2004      1.075          1.138                --
                                                       2003      1.000          1.075                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2009      1.169          1.435                --
                                                       2008      1.686          1.169                --
                                                       2007      1.419          1.686                --
                                                       2006      1.366          1.419                --
                                                       2005      1.245          1.366                --
                                                       2004      1.116          1.245                --
                                                       2003      1.000          1.116                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2009      0.878          1.346                --
                                                       2008      1.605          0.878                --
                                                       2007      1.351          1.605                --
                                                       2006      1.282          1.351                --
                                                       2005      1.177          1.282                --
                                                       2004      1.198          1.177                --
                                                       2003      1.000          1.198                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.477          1.388                --
                                                       2007      1.383          1.477                --
                                                       2006      1.201          1.383                --
                                                       2005      1.164          1.201                --
                                                       2004      1.140          1.164                --
                                                       2003      1.000          1.140                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.336          1.490                --
                                                       2005      1.315          1.336           266,233
                                                       2004      1.172          1.315                --
                                                       2003      1.000          1.172                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.815          1.071         1,352,024
                                                       2008      1.400          0.815         1,665,293
                                                       2007      1.459          1.400         2,144,900

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      0.993          1.184           955,859
                                                       2008      1.438          0.993           965,027
                                                       2007      1.396          1.438         1,055,670

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.883          1.116           492,325
                                                       2008      1.425          0.883           778,531
                                                       2007      1.496          1.425           918,544

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.947          1.152           179,723
                                                       2008      1.507          0.947           179,843
                                                       2007      1.485          1.507           190,161
                                                       2006      1.285          1.485           193,377
                                                       2005      1.235          1.285           177,368
                                                       2004      1.146          1.235                --
                                                       2003      1.000          1.146                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.757          1.053           282,269
                                                       2008      1.236          0.757           404,107
                                                       2007      1.241          1.236           482,503

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.975          1.360            81,056
                                                       2008      1.684          0.975           139,674
                                                       2007      1.568          1.684           131,989
                                                       2006      1.423          1.568            18,898
                                                       2005      1.389          1.423            27,311
                                                       2004      1.235          1.389             4,834
                                                       2003      1.000          1.235                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.871          0.845                --
                                                       2008      1.426          0.871           619,816
                                                       2007      1.392          1.426           761,039
                                                       2006      1.237          1.392           771,088
                                                       2005      1.215          1.237           779,368
                                                       2004      1.129          1.215            76,132
                                                       2003      1.000          1.129                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.914          1.096                --
                                                       2008      1.251          0.914                --
                                                       2007      1.155          1.251                --
                                                       2006      1.098          1.155                --
                                                       2005      1.076          1.098                --
                                                       2004      1.000          1.076                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.763          0.875           285,649
                                                       2008      0.991          0.763           394,236
                                                       2007      1.001          0.991           601,651
                                                       2006      0.985          1.001           663,786
                                                       2005      0.985          0.985           526,753
                                                       2004      0.997          0.985           124,857
                                                       2003      1.000          0.997                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.450          1.517                --
                                                       2006      1.257          1.450                --
                                                       2005      1.236          1.257                --
                                                       2004      1.169          1.236                --
                                                       2003      1.000          1.169                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.193          1.240                --
                                                       2006      1.172          1.193                --
                                                       2005      1.140          1.172                --
                                                       2004      1.161          1.140                --
                                                       2003      1.000          1.161                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.419          1.466                --
                                                       2006      1.308          1.419            12,949
                                                       2005      1.219          1.308            13,099
                                                       2004      1.144          1.219             1,649
                                                       2003      1.000          1.144                --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.322          1.378                --
                                                       2006      1.204          1.322                --
                                                       2005      1.190          1.204                --
                                                       2004      1.124          1.190                --
                                                       2003      1.000          1.124                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.448          1.501                --
                                                       2006      1.264          1.448           505,646
                                                       2005      1.253          1.264           458,335
                                                       2004      1.139          1.253            40,640
                                                       2003      1.000          1.139                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.621          1.783                --
                                                       2006      1.479          1.621         1,021,048
                                                       2005      1.399          1.479           944,971
                                                       2004      1.155          1.399            33,407
                                                       2003      1.000          1.155                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.087          1.119                --
                                                       2005      1.071          1.087                --
                                                       2004      1.000          1.071                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.564          1.504                --
                                                       2007      1.510          1.564             4,367
                                                       2006      1.594          1.510             4,491

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      0.939          1.352            23,716
                                                       2008      1.267          0.939            28,750
                                                       2007      1.262          1.267            29,999
                                                       2006      1.204          1.262            17,174

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.505          1.574                --
                                                       2006      1.428          1.505            13,156

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.958          1.116            17,472
                                                       2008      1.565          0.958            17,624
                                                       2007      1.561          1.565            16,304

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.577          0.761           630,877
                                                       2008      1.010          0.577           681,041
                                                       2007      1.214          1.010           701,161
                                                       2006      1.003          1.214           799,548

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.948          1.195           146,096
                                                       2008      1.298          0.948           159,621
                                                       2007      1.342          1.298           132,203
                                                       2006      1.265          1.342            63,985

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.986          1.497           255,922
                                                       2008      1.703          0.986           308,636
                                                       2007      1.759          1.703           307,296
                                                       2006      1.604          1.759           514,350

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.123          1.571           271,636
                                                       2008      1.978          1.123           329,850
                                                       2007      1.552          1.978           168,179
                                                       2006      1.522          1.552           132,827

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.658          0.879           103,537
                                                       2008      1.048          0.658           109,150
                                                       2008      1.092          1.048            59,742
                                                       2007      1.239          1.092            47,641

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.892          0.880                --
                                                       2008      1.222          0.892                --
                                                       2007      1.176          1.222                --
                                                       2006      1.119          1.176                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.034          1.385                --
                                                       2008      1.298          1.034                --
                                                       2007      1.244          1.298             1,331
                                                       2006      1.193          1.244             1,329

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.678          0.784           118,953
                                                       2008      1.089          0.678           117,003
                                                       2007      1.072          1.089           153,982
                                                       2006      1.001          1.072            31,253

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.627          0.774         1,233,693
                                                       2008      1.048          0.627         1,453,107
                                                       2007      1.067          1.048         1,504,181
                                                       2006      1.002          1.067                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.802          0.760                --
                                                       2008      1.432          0.802            49,942
                                                       2007      1.310          1.432            55,303
                                                       2006      1.333          1.310            67,191

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.821          1.077            42,628
                                                       2008      1.370          0.821            39,286
                                                       2007      1.259          1.370            44,166
                                                       2006      1.275          1.259            35,268

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.247          2.058         1,082,158
                                                       2008      2.736          1.247         1,239,094

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.156          1.486            14,141
                                                       2008      2.054          1.156            19,421
                                                       2007      1.966          2.054                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.070          1.237         1,290,738
                                                       2008      1.174          1.070         1,377,246
                                                       2007      1.114          1.174         1,394,093

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.196          1.326         3,338,076

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.964          1.166           165,539
                                                       2008      1.469          0.964           173,595
                                                       2007      1.433          1.469           182,216
                                                       2006      1.339          1.433           184,963

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.138          1.253                --
                                                       2006      1.087          1.138            43,379

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.040          1.351         1,329,988
                                                       2008      1.192          1.040         1,506,206
                                                       2007      1.145          1.192         1,749,354
                                                       2006      1.111          1.145         1,421,361

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.665          0.821         1,463,970
                                                       2008      0.970          0.665         1,650,682
                                                       2007      1.024          0.970         1,768,231
                                                       2006      1.003          1.024         1,361,621

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.898          1.115            40,332

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.811          1.182            45,263
                                                       2008      1.530          0.811            67,002
                                                       2007      1.301          1.530           341,012
                                                       2006      1.339          1.301            88,529

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.025          1.096             1,076
                                                       2008      1.087          1.025             1,080
                                                       2007      1.047          1.087             5,840
                                                       2006      1.013          1.047             1,088

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.894          1.032                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.752          0.942           254,015

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.040          1.020           672,352
                                                       2008      1.035          1.040           154,855
                                                       2007      1.009          1.035           146,303
                                                       2006      0.991          1.009            23,504

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.808          1.042                --
                                                       2008      1.316          0.808                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.703          0.732                --
                                                       2008      1.305          0.703           224,608
                                                       2007      1.285          1.305           221,960
                                                       2006      1.274          1.285           230,529

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.803          0.954           534,950
                                                       2008      1.348          0.803           620,276
                                                       2007      1.326          1.348           686,791
                                                       2006      1.299          1.326           731,420

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.619          0.795           138,985
                                                       2008      1.064          0.619            88,293
                                                       2007      1.055          1.064            88,926
                                                       2006      1.002          1.055           378,320

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.894          1.053            88,760
                                                       2008      1.070          0.894            24,285
                                                       2007      1.037          1.070            27,446
                                                       2006      1.001          1.037            31,936

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.818          0.989           164,449
                                                       2008      1.069          0.818           201,974
                                                       2007      1.044          1.069           170,325
                                                       2006      1.002          1.044           163,449

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.745          0.921           779,729
                                                       2008      1.069          0.745           629,708
                                                       2007      1.049          1.069           662,867
                                                       2006      1.002          1.049           719,402

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.678          0.854           322,103
                                                       2008      1.069          0.678           434,810
                                                       2007      1.054          1.069           457,601
                                                       2006      1.002          1.054           465,821

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.874          1.070           662,279

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      0.998          1.153         1,271,937
                                                       2008      1.315          0.998         1,471,375
                                                       2007      1.292          1.315         1,741,962
                                                       2006      1.215          1.292         1,922,840

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.952          1.124           451,475
                                                       2008      1.445          0.952           482,286
                                                       2007      1.374          1.445           526,307
                                                       2006      1.250          1.374           619,542

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.630          0.861         1,600,704
                                                       2008      1.085          0.630         1,891,554
                                                       2007      1.046          1.085         1,983,515
                                                       2006      0.996          1.046         2,041,042

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.642          0.897            36,454
                                                       2008      1.134          0.642            55,430
                                                       2007      1.063          1.134            28,624
                                                       2006      0.998          1.063            28,624

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2009      0.701          0.949             4,722
                                                       2008      1.071          0.701             4,901

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.134          1.175                --
                                                       2006      1.073          1.134            13,772

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.050          1.072             6,048
                                                       2008      1.077          1.050             5,328
                                                       2007      1.055          1.077            15,176
                                                       2006      1.025          1.055            15,673

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.985          0.991                --
                                                       2005      0.980          0.985            56,970
                                                       2004      0.993          0.980                --
                                                       2003      1.000          0.993                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.102          1.313                --
                                                       2005      1.067          1.102            19,841
                                                       2004      1.000          1.067                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.090          1.109                --
                                                       2006      1.108          1.090         1,296,208
                                                       2005      1.111          1.108         1,033,484
                                                       2004      1.045          1.111            96,272
                                                       2003      1.000          1.045                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.157          1.193                --
                                                       2008      1.130          1.157         4,171,345
                                                       2007      1.064          1.130         4,228,796
                                                       2006      1.049          1.064         3,764,766
                                                       2005      1.048          1.049         2,688,262
                                                       2004      1.023          1.048           107,674
                                                       2003      1.000          1.023                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.830          1.976                --
                                                       2006      1.467          1.830                --
                                                       2005      1.338          1.467                --
                                                       2004      1.179          1.338                --
                                                       2003      1.000          1.179                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.824          1.943                --
                                                       2006      1.592          1.824           295,550
                                                       2005      1.523          1.592           280,760
                                                       2004      1.235          1.523                --
                                                       2003      1.000          1.235                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.255          1.333                --
                                                       2005      1.181          1.255            49,939
                                                       2004      1.135          1.181             9,847
                                                       2003      1.000          1.135                --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.122          1.193                --
                                                       2005      1.144          1.122             1,385
                                                       2004      1.102          1.144               225
                                                       2003      1.000          1.102                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.463          1.594                --
                                                       2005      1.332          1.463             4,321
                                                       2004      1.171          1.332                --
                                                       2003      1.000          1.171                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.239          1.299                --
                                                       2005      1.214          1.239           720,262
                                                       2004      1.131          1.214            41,041
                                                       2003      1.000          1.131                --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.177          1.204                --
                                                       2005      1.175          1.177            16,918
                                                       2004      1.090          1.175               219
                                                       2003      1.000          1.090                --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.272          1.314                --
                                                       2005      1.236          1.272                --
                                                       2004      1.145          1.236                --
                                                       2003      1.000          1.145                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.240          1.274                --
                                                       2005      1.168          1.240            64,523
                                                       2004      1.122          1.168             2,527
                                                       2003      1.000          1.122                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.171                --
                                                       2005      1.000          1.104           295,809

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.017                --
                                                       2005      1.000          1.016            31,450

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085                --
                                                       2005      1.000          1.050           489,279

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.126                --
                                                       2005      1.000          1.083           203,169

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.045                --
                                                       2005      1.000          1.027            37,182

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.349          1.428                --
                                                       2005      1.232          1.349            10,886
                                                       2004      1.088          1.232             6,671
                                                       2003      1.000          1.088                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.269          1.339                --
                                                       2005      1.260          1.269            72,202
                                                       2004      1.131          1.260                --
                                                       2003      1.000          1.131                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.180          1.215                --
                                                       2005      1.173          1.180         1,203,637
                                                       2004      1.077          1.173            63,089
                                                       2003      1.000          1.077                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.160          1.250                --
                                                       2005      1.115          1.160           414,455
                                                       2004      1.000          1.115               233

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.400          1.604                --
                                                       2005      1.308          1.400           256,874
                                                       2004      1.157          1.308             2,184
                                                       2003      1.000          1.157                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.265          1.339                --
                                                       2005      1.222          1.265           121,433
                                                       2004      1.126          1.222                --
                                                       2003      1.000          1.126                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087                --
                                                       2005      1.000          1.035            32,972

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.111                --
                                                       2005      1.089          1.102           941,307
                                                       2004      1.000          1.089             8,613

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.025          1.013                --
                                                       2005      1.032          1.025            21,132
                                                       2004      1.023          1.032               743
                                                       2003      1.000          1.023                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.197          1.246                --
                                                       2005      1.201          1.197            26,075
                                                       2004      1.115          1.201                --
                                                       2003      1.000          1.115                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275                --
                                                       2005      1.000          1.110            26,780

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.265                --
                                                       2005      1.000          1.106            36,600

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.066          1.025                --
                                                       2005      1.046          1.066            15,246
                                                       2004      1.000          1.046                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.898          0.868                --
                                                       2008      1.431          0.898            49,461
                                                       2007      1.501          1.431            45,353
                                                       2006      1.324          1.501            46,303
                                                       2005      1.302          1.324            57,756
                                                       2004      1.135          1.302                --
                                                       2003      1.000          1.135                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.770          0.787                --
                                                       2008      1.385          0.770                --
                                                       2007      1.261          1.385                --
                                                       2006      1.209          1.261                --
                                                       2005      1.147          1.209                --
                                                       2004      1.131          1.147                --
                                                       2003      1.000          1.131                --

             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.45%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.352          1.310                --
                                                       2005      1.206          1.352            17,902
                                                       2004      1.141          1.206            36,520
                                                       2003      0.947          1.141            27,611
                                                       2002      1.000          0.947                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.268          1.761           622,216
                                                       2008      2.109          1.268           717,198
                                                       2007      1.882          2.109           845,324
                                                       2006      1.602          1.882           911,520
                                                       2005      1.439          1.602           948,592
                                                       2004      1.299          1.439           939,232
                                                       2003      0.984          1.299           606,925
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.029          1.399         1,750,502
                                                       2008      1.882          1.029         1,842,828
                                                       2007      1.717          1.882         2,450,821
                                                       2006      1.596          1.717         2,875,091
                                                       2005      1.408          1.596         3,079,647
                                                       2004      1.282          1.408         2,959,886
                                                       2003      0.960          1.282         1,589,866
                                                       2002      1.000          0.960                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.975          1.249         1,912,481
                                                       2008      1.608          0.975         2,035,988
                                                       2007      1.569          1.608         2,642,214
                                                       2006      1.396          1.569         3,104,742
                                                       2005      1.352          1.396         3,749,688
                                                       2004      1.255          1.352         3,694,941
                                                       2003      0.971          1.255         2,218,460
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.588          1.567                --
                                                       2005      1.377          1.588            54,696
                                                       2004      1.180          1.377             9,989
                                                       2003      0.968          1.180               785
                                                       2002      1.000          0.968                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.763          2.281                --
                                                       2005      1.685          1.763           168,150
                                                       2004      1.314          1.685           169,491
                                                       2003      1.005          1.314           116,510
                                                       2002      1.000          1.005                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.424          1.359                --
                                                       2007      1.362          1.424            15,100
                                                       2006      1.198          1.362            23,346
                                                       2005      1.177          1.198            23,701
                                                       2004      1.148          1.177            23,236
                                                       2003      0.971          1.148             2,694
                                                       2002      1.000          0.971                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.237          1.164                --
                                                       2007      1.425          1.237            29,587
                                                       2006      1.407          1.425            28,456
                                                       2005      1.363          1.407            29,338
                                                       2004      1.254          1.363            17,501
                                                       2003      0.976          1.254             3,495
                                                       2002      1.000          0.976                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.394                --
                                                       2005      1.196          1.286           362,351
                                                       2004      1.073          1.196           318,587
                                                       2003      1.000          1.073             2,903

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.283          1.426                --
                                                       2005      1.194          1.283           261,208
                                                       2004      1.066          1.194           227,077
                                                       2003      1.000          1.066               240

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2009      1.103          1.459            62,481
                                                       2008      1.973          1.103            64,381
                                                       2007      1.724          1.973            88,720
                                                       2006      1.585          1.724            80,377
                                                       2005      1.393          1.585           101,217
                                                       2004      1.239          1.393            69,583
                                                       2003      0.991          1.239            17,573
                                                       2002      1.000          0.991                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2009      0.895          1.186             8,502
                                                       2008      1.564          0.895             8,502
                                                       2007      1.502          1.564             8,502
                                                       2006      1.352          1.502             8,502
                                                       2005      1.148          1.352                --
                                                       2004      1.162          1.148                --
                                                       2003      0.953          1.162                --
                                                       2002      1.000          0.953                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.356          1.849           350,431
                                                       2008      2.300          1.356           371,451
                                                       2007      2.044          2.300           565,391
                                                       2006      1.864          2.044           664,361
                                                       2005      1.618          1.864           646,045
                                                       2004      1.330          1.618           535,382
                                                       2003      0.986          1.330           212,265
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.440          1.663                --
                                                       2005      1.334          1.440           795,038
                                                       2004      1.214          1.334           717,041
                                                       2003      0.994          1.214           458,930
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.418          3.101                --
                                                       2007      2.720          3.418           192,110
                                                       2006      2.176          2.720           230,006
                                                       2005      1.750          2.176           226,439
                                                       2004      1.438          1.750           160,556
                                                       2003      1.000          1.438            48,022

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.232          1.647           447,909
                                                       2008      2.117          1.232           559,398
                                                       2007      1.880          2.117           777,681
                                                       2006      1.586          1.880           941,992
                                                       2005      1.475          1.586           926,674
                                                       2004      1.275          1.475           838,272
                                                       2003      0.988          1.275           274,144
                                                       2002      1.000          0.988                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.514          1.800                --
                                                       2005      1.425          1.514           114,648
                                                       2004      1.259          1.425            43,957
                                                       2003      0.976          1.259             2,057
                                                       2002      1.000          0.976                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.050          1.071                --
                                                       2005      1.062          1.050             4,730
                                                       2004      1.000          1.062            27,383

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.225          1.261                --
                                                       2005      1.166          1.225                --
                                                       2004      1.103          1.166             7,190
                                                       2003      0.994          1.103            27,518
                                                       2002      1.000          0.994                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2009      1.269          1.556             1,896
                                                       2008      1.832          1.269             1,898
                                                       2007      1.543          1.832             1,900
                                                       2006      1.487          1.543             1,902
                                                       2005      1.356          1.487             2,629
                                                       2004      1.217          1.356             2,698
                                                       2003      0.988          1.217             2,687
                                                       2002      1.000          0.988                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2009      0.985          1.508                --
                                                       2008      1.801          0.985                --
                                                       2007      1.517          1.801                --
                                                       2006      1.442          1.517                --
                                                       2005      1.324          1.442               792
                                                       2004      1.350          1.324               795
                                                       2003      0.944          1.350               664
                                                       2002      1.000          0.944                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.526          1.433                --
                                                       2007      1.430          1.526            15,969
                                                       2006      1.242          1.430            20,377
                                                       2005      1.206          1.242            29,219
                                                       2004      1.182          1.206            28,719
                                                       2003      0.980          1.182            27,591
                                                       2002      1.000          0.980                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.509          1.681                --
                                                       2005      1.487          1.509           326,819
                                                       2004      1.326          1.487           358,842
                                                       2003      1.000          1.326           102,251

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.892          1.171           462,064
                                                       2008      1.534          0.892           531,361
                                                       2007      1.600          1.534           650,353

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      1.048          1.249           652,231
                                                       2008      1.520          1.048           492,441
                                                       2007      1.477          1.520           600,774

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.983          1.241           527,013
                                                       2008      1.588          0.983           596,441
                                                       2007      1.668          1.588           712,487

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      1.018          1.237           158,599
                                                       2008      1.621          1.018           149,673
                                                       2007      1.599          1.621           164,783
                                                       2006      1.386          1.599           171,203
                                                       2005      1.333          1.386           211,911
                                                       2004      1.238          1.333           216,761
                                                       2003      0.958          1.238           171,462
                                                       2002      1.000          0.958                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.879          1.221            86,002
                                                       2008      1.436          0.879           141,978
                                                       2007      1.443          1.436           163,477

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      1.107          1.542            50,380
                                                       2008      1.913          1.107            57,351
                                                       2007      1.783          1.913            89,930
                                                       2006      1.620          1.783            70,029
                                                       2005      1.583          1.620           143,267
                                                       2004      1.409          1.583           205,010
                                                       2003      0.969          1.409           117,984
                                                       2002      1.000          0.969                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.925          0.898                --
                                                       2008      1.517          0.925            34,894
                                                       2007      1.481          1.517            98,810
                                                       2006      1.319          1.481           136,587
                                                       2005      1.296          1.319           152,151
                                                       2004      1.205          1.296           142,982
                                                       2003      0.967          1.205            70,314
                                                       2002      1.000          0.967                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.909          1.090                --
                                                       2008      1.246          0.909                --
                                                       2007      1.152          1.246                --
                                                       2006      1.096          1.152                --
                                                       2005      1.076          1.096                --
                                                       2004      1.000          1.076                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.759          0.870           212,568
                                                       2008      0.987          0.759           229,397
                                                       2007      0.998          0.987           235,972
                                                       2006      0.982          0.998           270,702
                                                       2005      0.983          0.982           343,643
                                                       2004      0.996          0.983           330,135
                                                       2003      1.000          0.996            47,603

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.611          1.685                --
                                                       2006      1.397          1.611           164,737
                                                       2005      1.376          1.397           243,383
                                                       2004      1.302          1.376           262,966
                                                       2003      0.960          1.302           167,690
                                                       2002      1.000          0.960                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.388          1.442                --
                                                       2006      1.364          1.388             2,156
                                                       2005      1.329          1.364             1,994
                                                       2004      1.355          1.329             1,937
                                                       2003      0.961          1.355             1,697
                                                       2002      1.000          0.961                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.606          1.658                --
                                                       2006      1.481          1.606            28,822
                                                       2005      1.381          1.481            27,139
                                                       2004      1.298          1.381            21,740
                                                       2003      0.949          1.298             1,981
                                                       2002      1.000          0.949                --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.441          1.501                --
                                                       2006      1.314          1.441             1,236
                                                       2005      1.299          1.314             1,238
                                                       2004      1.228          1.299             1,241
                                                       2003      0.967          1.228               211
                                                       2002      1.000          0.967                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.566          1.623                --
                                                       2006      1.369          1.566           503,952
                                                       2005      1.358          1.369           620,310
                                                       2004      1.236          1.358           635,874
                                                       2003      1.000          1.236           321,133

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.751          1.925                --
                                                       2006      1.599          1.751           581,538
                                                       2005      1.514          1.599           697,616
                                                       2004      1.251          1.514           613,503
                                                       2003      1.000          1.251           237,691

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.085          1.116                --
                                                       2005      1.071          1.085                --
                                                       2004      1.000          1.071                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.696          1.630                --
                                                       2007      1.639          1.696            13,048
                                                       2006      1.731          1.639            15,526

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      1.028          1.478            34,280
                                                       2008      1.388          1.028            56,433
                                                       2007      1.384          1.388            61,525
                                                       2006      1.321          1.384            57,810

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.586          1.658                --
                                                       2006      1.506          1.586            77,629

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      1.008          1.172            64,349
                                                       2008      1.647          1.008            64,884
                                                       2007      1.644          1.647            56,019

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.575          0.758           132,888
                                                       2008      1.009          0.575           158,211
                                                       2007      1.213          1.009           176,242
                                                       2006      1.003          1.213           200,270

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.944          1.189            30,129
                                                       2008      1.294          0.944            30,014
                                                       2007      1.339          1.294            48,843
                                                       2006      1.264          1.339            43,135

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.065          1.616           128,760
                                                       2008      1.841          1.065           166,017
                                                       2007      1.903          1.841           252,581
                                                       2006      1.737          1.903           239,316

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.153          1.612            83,686
                                                       2008      2.033          1.153           101,120
                                                       2007      1.597          2.033            73,509
                                                       2006      1.567          1.597            62,572

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.656          0.875            29,507
                                                       2008      1.045          0.656            29,651
                                                       2008      1.090          1.045            29,385
                                                       2007      1.237          1.090                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.888          0.876                --
                                                       2008      1.217          0.888                --
                                                       2007      1.173          1.217                --
                                                       2006      1.116          1.173                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.145          1.532            57,331
                                                       2008      1.438          1.145            70,487
                                                       2007      1.380          1.438            71,215
                                                       2006      1.324          1.380            76,652

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.676          0.781           326,074
                                                       2008      1.087          0.676           408,775
                                                       2007      1.072          1.087           664,258
                                                       2006      1.001          1.072           243,560

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.625          0.772           496,863
                                                       2008      1.046          0.625           646,399
                                                       2007      1.066          1.046           798,936
                                                       2006      1.002          1.066                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.857          0.813                --
                                                       2008      1.532          0.857            30,663
                                                       2007      1.403          1.532            28,618
                                                       2006      1.428          1.403            33,146

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.818          1.072            13,511
                                                       2008      1.366          0.818            15,243
                                                       2007      1.257          1.366            42,383
                                                       2006      1.274          1.257            42,794

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.414          2.332            96,612
                                                       2008      3.105          1.414           119,770

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.217          1.562            51,123
                                                       2008      2.163          1.217            59,152
                                                       2007      2.072          2.163            78,241

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.061          1.225           301,467
                                                       2008      1.164          1.061           318,433
                                                       2007      1.106          1.164           260,216

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.205          1.335         1,360,890

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.029          1.244            34,681
                                                       2008      1.571          1.029            41,766
                                                       2007      1.533          1.571            61,326
                                                       2006      1.434          1.533           119,162

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.136          1.251                --
                                                       2006      1.086          1.136             7,052

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.035          1.344           177,313
                                                       2008      1.188          1.035           163,220
                                                       2007      1.142          1.188           219,540
                                                       2006      1.109          1.142           171,152

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.663          0.818           485,285
                                                       2008      0.968          0.663           565,957
                                                       2007      1.023          0.968           773,322
                                                       2006      1.003          1.023           867,304

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.978          1.214            69,341

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.929          1.353            48,338
                                                       2008      1.755          0.929            81,078
                                                       2007      1.494          1.755            88,600
                                                       2006      1.539          1.494            89,328

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.055          1.127            25,181
                                                       2008      1.120          1.055            31,758
                                                       2007      1.080          1.120           135,085
                                                       2006      1.045          1.080            57,422

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.889          1.026                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.783          0.981            69,749

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.023          1.003           115,454
                                                       2008      1.020          1.023           457,759
                                                       2007      0.995          1.020           303,139
                                                       2006      0.978          0.995           298,259

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.831          1.070            14,757
                                                       2008      1.354          0.831            14,042

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.733          0.763                --
                                                       2008      1.361          0.733            38,887
                                                       2007      1.342          1.361            62,372
                                                       2006      1.332          1.342            92,196

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.866          1.029           157,289
                                                       2008      1.455          0.866           185,732
                                                       2007      1.433          1.455           228,215
                                                       2006      1.405          1.433           370,972

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.617          0.792           228,027
                                                       2008      1.062          0.617           228,027
                                                       2007      1.054          1.062           228,027
                                                       2006      1.002          1.054                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.892          1.049                --
                                                       2008      1.068          0.892                --
                                                       2007      1.037          1.068                --
                                                       2006      1.001          1.037                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.816          0.985            66,988
                                                       2008      1.067          0.816            75,121
                                                       2007      1.043          1.067           180,959
                                                       2006      1.002          1.043           372,223

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.743          0.918           260,143
                                                       2008      1.067          0.743           260,178
                                                       2007      1.048          1.067           260,178
                                                       2006      1.002          1.048            66,061

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.676          0.851            76,123
                                                       2008      1.067          0.676            80,317
                                                       2007      1.053          1.067           100,782
                                                       2006      1.002          1.053           134,994

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.928          1.136            20,407

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.033          1.192           781,431
                                                       2008      1.362          1.033           864,282
                                                       2007      1.340          1.362         1,050,728
                                                       2006      1.261          1.340         1,221,226

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.948          1.117           122,785
                                                       2008      1.440          0.948           109,659
                                                       2007      1.371          1.440           115,603
                                                       2006      1.248          1.371           125,653

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.629          0.857           387,761
                                                       2008      1.084          0.629           437,628
                                                       2007      1.045          1.084           686,231
                                                       2006      0.996          1.045           701,592

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.640          0.894             5,290
                                                       2008      1.132          0.640             5,297
                                                       2007      1.063          1.132            26,068
                                                       2006      0.998          1.063             5,309

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2009      0.762          1.031            20,865
                                                       2008      1.167          0.762            23,574

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.131          1.171                --
                                                       2006      1.071          1.131             4,730

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.045          1.066            24,909
                                                       2008      1.073          1.045            38,731
                                                       2007      1.053          1.073            86,594
                                                       2006      1.023          1.053            86,283

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.973          0.978                --
                                                       2005      0.969          0.973           241,352
                                                       2004      0.983          0.969           132,347
                                                       2003      0.999          0.983            11,760
                                                       2002      1.000          0.999                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.100          1.310                --
                                                       2005      1.066          1.100            12,321
                                                       2004      1.000          1.066             6,275

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.083          1.101                --
                                                       2006      1.102          1.083           433,579
                                                       2005      1.106          1.102           715,457
                                                       2004      1.041          1.106           678,713
                                                       2003      1.000          1.041           402,687

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.167          1.202                --
                                                       2008      1.141          1.167         1,559,149
                                                       2007      1.075          1.141         1,775,820
                                                       2006      1.061          1.075         2,224,202
                                                       2005      1.061          1.061         2,820,666
                                                       2004      1.037          1.061         2,705,908
                                                       2003      1.012          1.037         1,817,152
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.929          2.083                --
                                                       2006      1.548          1.929           152,649
                                                       2005      1.414          1.548           118,435
                                                       2004      1.247          1.414           123,675
                                                       2003      0.994          1.247           141,914
                                                       2002      1.000          0.994                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.100          2.236                --
                                                       2006      1.835          2.100            96,742
                                                       2005      1.756          1.835           120,574
                                                       2004      1.426          1.756            89,169
                                                       2003      0.977          1.426            48,389
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.345          1.428                --
                                                       2005      1.268          1.345           101,135
                                                       2004      1.220          1.268            90,190
                                                       2003      0.967          1.220            89,135
                                                       2002      1.000          0.967                --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.246          1.324                --
                                                       2005      1.272          1.246           179,647
                                                       2004      1.226          1.272           167,807
                                                       2003      0.995          1.226            11,156
                                                       2002      1.000          0.995                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.589          1.731                --
                                                       2005      1.449          1.589            61,319
                                                       2004      1.275          1.449            63,067
                                                       2003      0.977          1.275            55,380
                                                       2002      1.000          0.977                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.341          1.405                --
                                                       2005      1.315          1.341           350,621
                                                       2004      1.226          1.315           363,339
                                                       2003      0.958          1.226           232,478
                                                       2002      1.000          0.958                --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.292          1.321                --
                                                       2005      1.291          1.292            87,127
                                                       2004      1.198          1.291            80,330
                                                       2003      1.003          1.198            22,819
                                                       2002      1.000          1.003                --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.350          1.394                --
                                                       2005      1.313          1.350             6,807
                                                       2004      1.217          1.313             5,376
                                                       2003      0.977          1.217                --
                                                       2002      1.000          0.977                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.296          1.332                --
                                                       2005      1.222          1.296           106,339
                                                       2004      1.176          1.222           101,957
                                                       2003      0.966          1.176           100,664
                                                       2002      1.000          0.966                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.170                --
                                                       2005      1.000          1.104                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.016                --
                                                       2005      1.000          1.015                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.084                --
                                                       2005      1.000          1.049                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.082          1.125                --
                                                       2005      1.000          1.082             6,250

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.044                --
                                                       2005      1.000          1.027                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.422          1.506                --
                                                       2005      1.301          1.422           121,684
                                                       2004      1.150          1.301           130,104
                                                       2003      0.973          1.150            85,949
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.458          1.539                --
                                                       2005      1.450          1.458            92,226
                                                       2004      1.302          1.450            27,016
                                                       2003      0.974          1.302             5,936
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.225          1.261                --
                                                       2005      1.219          1.225         1,931,053
                                                       2004      1.121          1.219         1,886,360
                                                       2003      0.986          1.121         1,674,573
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.158          1.248                --
                                                       2005      1.114          1.158            55,119
                                                       2004      1.000          1.114            13,187

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.516          1.737                --
                                                       2005      1.419          1.516           187,814
                                                       2004      1.256          1.419           120,602
                                                       2003      1.001          1.256            47,064
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.355          1.434                --
                                                       2005      1.310          1.355           160,260
                                                       2004      1.208          1.310           160,221
                                                       2003      1.000          1.208            15,008

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.086                --
                                                       2005      1.000          1.034                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.101          1.109                --
                                                       2005      1.088          1.101           206,711
                                                       2004      1.000          1.088            92,201

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.058          1.045                --
                                                       2005      1.067          1.058           135,960
                                                       2004      1.058          1.067           109,346
                                                       2003      1.014          1.058            13,167
                                                       2002      1.000          1.014                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.343          1.397                --
                                                       2005      1.348          1.343            39,402
                                                       2004      1.254          1.348            39,721
                                                       2003      0.969          1.254            36,786
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.274                --
                                                       2005      1.000          1.109                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.264                --
                                                       2005      1.000          1.105                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.064          1.023                --
                                                       2005      1.045          1.064            85,624
                                                       2004      1.000          1.045            43,929

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.978          0.946                --
                                                       2008      1.562          0.978            71,131
                                                       2007      1.639          1.562            73,228
                                                       2006      1.447          1.639           104,710
                                                       2005      1.425          1.447           204,245
                                                       2004      1.243          1.425           211,909
                                                       2003      0.974          1.243           235,475
                                                       2002      1.000          0.974                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.802          0.820                --
                                                       2008      1.444          0.802                --
                                                       2007      1.316          1.444                --
                                                       2006      1.263          1.316                --
                                                       2005      1.200          1.263                --
                                                       2004      1.185          1.200                --
                                                       2003      0.966          1.185                --
                                                       2002      1.000          0.966                --




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.50%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.184          1.148               --
                                                       2005      1.057          1.184               --
                                                       2004      1.000          1.057               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.978          1.358           51,283
                                                       2008      1.628          0.978           51,283
                                                       2007      1.454          1.628           51,283
                                                       2006      1.238          1.454           51,283
                                                       2005      1.112          1.238           51,256
                                                       2004      1.000          1.112               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.791          1.076          170,582
                                                       2008      1.448          0.791          171,524
                                                       2007      1.322          1.448          159,086
                                                       2006      1.230          1.322          165,624
                                                       2005      1.085          1.230           92,330
                                                       2004      1.000          1.085               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.766          0.981          198,217
                                                       2008      1.264          0.766          206,828
                                                       2007      1.234          1.264          208,873
                                                       2006      1.098          1.234          206,132
                                                       2005      1.064          1.098          128,467
                                                       2004      1.000          1.064               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.347          1.329               --
                                                       2005      1.168          1.347               --
                                                       2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.345          1.740               --
                                                       2005      1.287          1.345               --
                                                       2004      1.000          1.287               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.235          1.178               --
                                                       2007      1.182          1.235               --
                                                       2006      1.040          1.182               --
                                                       2005      1.022          1.040               --
                                                       2004      1.000          1.022               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      0.990          0.932               --
                                                       2007      1.141          0.990               --
                                                       2006      1.128          1.141               --
                                                       2005      1.093          1.128               --
                                                       2004      1.000          1.093               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.199          1.300               --
                                                       2005      1.116          1.199               --
                                                       2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.201          1.335               --
                                                       2005      1.118          1.201           14,061
                                                       2004      1.000          1.118               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2009      0.875          1.155               --
                                                       2008      1.565          0.875               --
                                                       2007      1.368          1.565               --
                                                       2006      1.259          1.368               --
                                                       2005      1.106          1.259               --
                                                       2004      1.000          1.106               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2009      0.808          1.070               --
                                                       2008      1.413          0.808               --
                                                       2007      1.358          1.413               --
                                                       2006      1.223          1.358               --
                                                       2005      1.039          1.223               --
                                                       2004      1.000          1.039               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.025          1.397            1,332
                                                       2008      1.741          1.025            3,671
                                                       2007      1.547          1.741            3,671
                                                       2006      1.411          1.547            3,671
                                                       2005      1.226          1.411            2,517
                                                       2004      1.000          1.226               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.185          1.369               --
                                                       2005      1.099          1.185            5,901
                                                       2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.458          2.230               --
                                                       2007      1.957          2.458            1,952
                                                       2006      1.567          1.957            1,954
                                                       2005      1.260          1.567            1,955
                                                       2004      1.000          1.260               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      0.963          1.287            3,726
                                                       2008      1.655          0.963            3,728
                                                       2007      1.470          1.655            1,211
                                                       2006      1.241          1.470            1,212
                                                       2005      1.155          1.241           40,479
                                                       2004      1.000          1.155            6,678

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.188          1.411               --
                                                       2005      1.119          1.188            5,883
                                                       2004      1.000          1.119               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.062          1.083               --
                                                       2005      1.075          1.062               --
                                                       2004      1.000          1.075               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.121          1.154               --
                                                       2005      1.067          1.121               --
                                                       2004      1.000          1.067               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2009      0.969          1.187               --
                                                       2008      1.400          0.969               --
                                                       2007      1.179          1.400               --
                                                       2006      1.137          1.179               --
                                                       2005      1.038          1.137               --
                                                       2004      1.000          1.038               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2009      0.780          1.194               --
                                                       2008      1.428          0.780               --
                                                       2007      1.203          1.428               --
                                                       2006      1.144          1.203               --
                                                       2005      1.052          1.144               --
                                                       2004      1.000          1.052               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.372          1.289               --
                                                       2007      1.286          1.372               --
                                                       2006      1.118          1.286               --
                                                       2005      1.086          1.118               --
                                                       2004      1.000          1.086               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.141          1.271               --
                                                       2005      1.125          1.141               --
                                                       2004      1.000          1.125               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.708          0.929            5,102
                                                       2008      1.218          0.708            5,108
                                                       2007      1.271          1.218            5,113

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      0.876          1.044            2,746
                                                       2008      1.271          0.876            2,749
                                                       2007      1.236          1.271            2,752

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.752          0.948               --
                                                       2008      1.215          0.752               --
                                                       2007      1.277          1.215               --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.822          0.999               --
                                                       2008      1.310          0.822               --
                                                       2007      1.293          1.310               --
                                                       2006      1.121          1.293               --
                                                       2005      1.079          1.121               --
                                                       2004      1.000          1.079               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.651          0.903               --
                                                       2008      1.064          0.651               --
                                                       2007      1.069          1.064               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.813          1.132               --
                                                       2008      1.407          0.813               --
                                                       2007      1.311          1.407               --
                                                       2006      1.192          1.311               --
                                                       2005      1.165          1.192               --
                                                       2004      1.000          1.165               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.761          0.739               --
                                                       2008      1.249          0.761               --
                                                       2007      1.220          1.249               --
                                                       2006      1.087          1.220               --
                                                       2005      1.069          1.087               --
                                                       2004      1.000          1.069               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.907          1.086               --
                                                       2008      1.243          0.907               --
                                                       2007      1.149          1.243               --
                                                       2006      1.094          1.149               --
                                                       2005      1.074          1.094               --
                                                       2004      1.000          1.074               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.768          0.879               --
                                                       2008      0.999          0.768               --
                                                       2007      1.011          0.999               --
                                                       2006      0.995          1.011               --
                                                       2005      0.997          0.995           49,181
                                                       2004      1.000          0.997            7,699

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.235          1.292               --
                                                       2006      1.072          1.235               --
                                                       2005      1.056          1.072               --
                                                       2004      1.000          1.056               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.033          1.073               --
                                                       2006      1.016          1.033               --
                                                       2005      0.990          1.016               --
                                                       2004      1.000          0.990               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.223          1.263               --
                                                       2006      1.129          1.223               --
                                                       2005      1.053          1.129               --
                                                       2004      1.000          1.053               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.180          1.229               --
                                                       2006      1.076          1.180               --
                                                       2005      1.064          1.076               --
                                                       2004      1.000          1.064               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.266          1.311               --
                                                       2006      1.106          1.266           30,295
                                                       2005      1.099          1.106           30,282
                                                       2004      1.000          1.099               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.340          1.473               --
                                                       2006      1.224          1.340           36,783
                                                       2005      1.160          1.224           32,084
                                                       2004      1.000          1.160               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.084          1.116               --
                                                       2005      1.071          1.084               --
                                                       2004      1.000          1.071               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.307          1.256               --
                                                       2007      1.264          1.307               --
                                                       2006      1.335          1.264               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      0.856          1.230               --
                                                       2008      1.157          0.856               --
                                                       2007      1.154          1.157               --
                                                       2006      1.102          1.154               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.368          1.430               --
                                                       2006      1.299          1.368               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.868          1.009               --
                                                       2008      1.420          0.868               --
                                                       2007      1.418          1.420               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.574          0.757               --
                                                       2008      1.008          0.574               --
                                                       2007      1.213          1.008               --
                                                       2006      1.003          1.213               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.943          1.187            1,670
                                                       2008      1.292          0.943            4,577
                                                       2007      1.338          1.292            4,577
                                                       2006      1.263          1.338            4,577

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.857          1.299               --
                                                       2008      1.482          0.857               --
                                                       2007      1.533          1.482               --
                                                       2006      1.400          1.533               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      0.977          1.365               --
                                                       2008      1.723          0.977               --
                                                       2007      1.354          1.723               --
                                                       2006      1.329          1.354               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.655          0.873            1,443
                                                       2008      1.043          0.655            1,444
                                                       2008      1.088          1.043            1,446
                                                       2007      1.236          1.088            1,446

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.886          0.874               --
                                                       2008      1.215          0.886               --
                                                       2007      1.172          1.215               --
                                                       2006      1.116          1.172               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      0.936          1.252               --
                                                       2008      1.176          0.936               --
                                                       2007      1.129          1.176               --
                                                       2006      1.083          1.129               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.675          0.780               --
                                                       2008      1.086          0.675               --
                                                       2007      1.071          1.086               --
                                                       2006      1.001          1.071               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.624          0.770           42,912
                                                       2008      1.045          0.624           46,280
                                                       2007      1.065          1.045           46,288
                                                       2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.711          0.674               --
                                                       2008      1.272          0.711           27,679
                                                       2007      1.165          1.272           27,679
                                                       2006      1.187          1.165           27,679

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.817          1.069               --
                                                       2008      1.364          0.817               --
                                                       2007      1.256          1.364               --
                                                       2006      1.273          1.256               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.017          1.675            1,948
                                                       2008      2.233          1.017            1,950

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      0.995          1.276               --
                                                       2008      1.769          0.995               --
                                                       2007      1.695          1.769               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.021          1.179            2,839
                                                       2008      1.121          1.021            2,842
                                                       2007      1.065          1.121            2,845

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.182          1.310            2,891

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.856          1.035               --
                                                       2008      1.307          0.856               --
                                                       2007      1.277          1.307               --
                                                       2006      1.195          1.277               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.135          1.250               --
                                                       2006      1.085          1.135            1,447

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.047          1.359           23,950
                                                       2008      1.203          1.047           23,958
                                                       2007      1.156          1.203           16,999
                                                       2006      1.123          1.156           17,005

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.662          0.816           21,372
                                                       2008      0.967          0.662           21,381
                                                       2007      1.023          0.967           21,389
                                                       2006      1.003          1.023           21,396

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.774          0.961               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.686          0.998               --
                                                       2008      1.296          0.686               --
                                                       2007      1.104          1.296               --
                                                       2006      1.137          1.104               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.018          1.087               --
                                                       2008      1.081          1.018               --
                                                       2007      1.042          1.081               --
                                                       2006      1.009          1.042               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.887          1.023               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.670          0.839           35,349

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.047          1.026          727,410
                                                       2008      1.044          1.047          828,785
                                                       2007      1.019          1.044          319,950
                                                       2006      1.003          1.019          200,250

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.720          0.927               --
                                                       2008      1.174          0.720               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.627          0.653               --
                                                       2008      1.165          0.627           18,618
                                                       2007      1.150          1.165           18,618
                                                       2006      1.141          1.150           18,618

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.724          0.859               --
                                                       2008      1.217          0.724               --
                                                       2007      1.199          1.217               --
                                                       2006      1.176          1.199               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.616          0.790               --
                                                       2008      1.061          0.616               --
                                                       2007      1.054          1.061               --
                                                       2006      1.002          1.054               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.891          1.047               --
                                                       2008      1.067          0.891               --
                                                       2007      1.036          1.067               --
                                                       2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.815          0.983               --
                                                       2008      1.066          0.815               --
                                                       2007      1.043          1.066               --
                                                       2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.742          0.916           41,399
                                                       2008      1.067          0.742           41,434
                                                       2007      1.048          1.067           41,465
                                                       2006      1.002          1.048           41,465

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.675          0.850               --
                                                       2008      1.066          0.675               --
                                                       2007      1.053          1.066               --
                                                       2006      1.002          1.053               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.764          0.934               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      0.925          1.068            1,664
                                                       2008      1.221          0.925            4,638
                                                       2007      1.202          1.221            4,638
                                                       2006      1.132          1.202            4,638

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.955          1.126           60,110
                                                       2008      1.452          0.955           68,475
                                                       2007      1.383          1.452           77,868
                                                       2006      1.259          1.383           77,868

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.628          0.856            4,096
                                                       2008      1.083          0.628           11,217
                                                       2007      1.045          1.083           11,217
                                                       2006      0.996          1.045           11,217

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.640          0.892               --
                                                       2008      1.131          0.640               --
                                                       2007      1.062          1.131               --
                                                       2006      0.998          1.062               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2009      0.610          0.825               --
                                                       2008      0.934          0.610               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.144          1.184               --
                                                       2006      1.083          1.144               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.069          1.090               --
                                                       2008      1.099          1.069               --
                                                       2007      1.078          1.099               --
                                                       2006      1.048          1.078               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.997          1.003               --
                                                       2005      0.993          0.997               --
                                                       2004      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.095          1.303               --
                                                       2005      1.062          1.095               --
                                                       2004      1.000          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.043          1.061               --
                                                       2006      1.062          1.043            2,847
                                                       2005      1.067          1.062            2,849
                                                       2004      1.000          1.067               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.145          1.179               --
                                                       2008      1.120          1.145            2,894
                                                       2007      1.056          1.120            2,897
                                                       2006      1.043          1.056            2,900
                                                       2005      1.043          1.043            2,902
                                                       2004      1.000          1.043               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.579          1.704               --
                                                       2006      1.267          1.579               --
                                                       2005      1.158          1.267               --
                                                       2004      1.000          1.158               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.424          1.516               --
                                                       2006      1.244          1.424               --
                                                       2005      1.192          1.244               --
                                                       2004      1.000          1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.118          1.187               --
                                                       2005      1.054          1.118           27,665
                                                       2004      1.000          1.054               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.019          1.083               --
                                                       2005      1.042          1.019               --
                                                       2004      1.000          1.042               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.226          1.335               --
                                                       2005      1.118          1.226               --
                                                       2004      1.000          1.118               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.122          1.176               --
                                                       2005      1.101          1.122               --
                                                       2004      1.000          1.101               --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.078          1.102               --
                                                       2005      1.077          1.078               --
                                                       2004      1.000          1.077               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.108          1.144               --
                                                       2005      1.078          1.108               --
                                                       2004      1.000          1.078               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.111          1.141               --
                                                       2005      1.048          1.111            3,154
                                                       2004      1.000          1.048               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.103          1.170               --
                                                       2005      1.000          1.103               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.016               --
                                                       2005      1.000          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.083               --
                                                       2005      1.000          1.049           38,334

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.081          1.125               --
                                                       2005      1.000          1.081               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.026          1.043               --
                                                       2005      1.000          1.026               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.227          1.299               --
                                                       2005      1.123          1.227               --
                                                       2004      1.000          1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.078          1.137               --
                                                       2005      1.073          1.078               --
                                                       2004      1.000          1.073               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.099          1.132               --
                                                       2005      1.095          1.099            3,113
                                                       2004      1.000          1.095               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.169          1.259               --
                                                       2005      1.125          1.169           73,594
                                                       2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.222          1.400               --
                                                       2005      1.144          1.222               --
                                                       2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.129          1.195               --
                                                       2005      1.092          1.129               --
                                                       2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.085               --
                                                       2005      1.000          1.034            1,448

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.115          1.123               --
                                                       2005      1.103          1.115           14,747
                                                       2004      1.000          1.103               --

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.022          1.009               --
                                                       2005      1.031          1.022               --
                                                       2004      1.000          1.031               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.092          1.136               --
                                                       2005      1.097          1.092            9,511
                                                       2004      1.000          1.097               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.273               --
                                                       2005      1.000          1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.263               --
                                                       2005      1.000          1.105            3,127

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.090          1.048               --
                                                       2005      1.072          1.090               --
                                                       2004      1.000          1.072               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.775          0.749               --
                                                       2008      1.237          0.775               --
                                                       2007      1.299          1.237               --
                                                       2006      1.148          1.299               --
                                                       2005      1.130          1.148               --
                                                       2004      1.000          1.130               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.692          0.707               --
                                                       2008      1.246          0.692               --
                                                       2007      1.136          1.246               --
                                                       2006      1.091          1.136               --
                                                       2005      1.037          1.091               --
                                                       2004      1.000          1.037               --




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.55%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.184          1.146               --
                                                       2005      1.057          1.184               --
                                                       2004      1.000          1.057               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.976          1.354           11,334
                                                       2008      1.625          0.976           14,388
                                                       2007      1.452          1.625           14,393
                                                       2006      1.237          1.452           28,294
                                                       2005      1.112          1.237           13,476
                                                       2004      1.000          1.112               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.790          1.073          455,407
                                                       2008      1.446          0.790          472,309
                                                       2007      1.320          1.446          520,965
                                                       2006      1.229          1.320          499,533
                                                       2005      1.085          1.229          411,119
                                                       2004      1.000          1.085           34,031

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.765          0.978          385,454
                                                       2008      1.262          0.765          429,948
                                                       2007      1.233          1.262          460,412
                                                       2006      1.097          1.233          431,176
                                                       2005      1.064          1.097          345,177
                                                       2004      1.000          1.064              766

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.346          1.328               --
                                                       2005      1.168          1.346               --
                                                       2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.344          1.738               --
                                                       2005      1.286          1.344           13,433
                                                       2004      1.000          1.286               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.232          1.176               --
                                                       2007      1.180          1.232               --
                                                       2006      1.039          1.180               --
                                                       2005      1.021          1.039               --
                                                       2004      1.000          1.021               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      0.988          0.930               --
                                                       2007      1.140          0.988           12,899
                                                       2006      1.127          1.140           10,895
                                                       2005      1.092          1.127            6,832
                                                       2004      1.000          1.092               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.198          1.299               --
                                                       2005      1.116          1.198            1,287
                                                       2004      1.000          1.116               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.200          1.334               --
                                                       2005      1.118          1.200           97,012
                                                       2004      1.000          1.118              740

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2009      0.873          1.152           85,744
                                                       2008      1.562          0.873           89,902
                                                       2007      1.366          1.562          133,277
                                                       2006      1.258          1.366           97,234
                                                       2005      1.106          1.258          140,081
                                                       2004      1.000          1.106               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2009      0.806          1.068               --
                                                       2008      1.411          0.806               --
                                                       2007      1.356          1.411               --
                                                       2006      1.222          1.356               --
                                                       2005      1.039          1.222               --
                                                       2004      1.000          1.039               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.023          1.393          120,817
                                                       2008      1.737          1.023          144,604
                                                       2007      1.546          1.737          136,963
                                                       2006      1.410          1.546          145,334
                                                       2005      1.226          1.410          163,704
                                                       2004      1.000          1.226           19,636

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.184          1.367               --
                                                       2005      1.099          1.184           62,704
                                                       2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.454          2.226               --
                                                       2007      1.955          2.454           20,553
                                                       2006      1.566          1.955            9,036
                                                       2005      1.260          1.566           10,108
                                                       2004      1.000          1.260           11,772

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      0.960          1.283           55,818
                                                       2008      1.653          0.960           63,067
                                                       2007      1.468          1.653           61,363
                                                       2006      1.240          1.468          141,961
                                                       2005      1.155          1.240          136,574
                                                       2004      1.000          1.155           63,377

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.187          1.409               --
                                                       2005      1.118          1.187          142,910
                                                       2004      1.000          1.118               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.061          1.082               --
                                                       2005      1.075          1.061            7,363
                                                       2004      1.000          1.075              246

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.120          1.153               --
                                                       2005      1.067          1.120               --
                                                       2004      1.000          1.067               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2009      0.967          1.184               --
                                                       2008      1.397          0.967               --
                                                       2007      1.178          1.397               --
                                                       2006      1.136          1.178               --
                                                       2005      1.038          1.136               --
                                                       2004      1.000          1.038               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2009      0.779          1.191               --
                                                       2008      1.426          0.779               --
                                                       2007      1.202          1.426               --
                                                       2006      1.143          1.202               --
                                                       2005      1.051          1.143               --
                                                       2004      1.000          1.051               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.370          1.286               --
                                                       2007      1.285          1.370               --
                                                       2006      1.117          1.285               --
                                                       2005      1.086          1.117               --
                                                       2004      1.000          1.086               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.140          1.269               --
                                                       2005      1.125          1.140           89,672
                                                       2004      1.000          1.125           64,090

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.707          0.927           40,121
                                                       2008      1.216          0.707           39,332
                                                       2007      1.269          1.216           38,527

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      0.875          1.041           25,809
                                                       2008      1.269          0.875            8,784
                                                       2007      1.234          1.269           49,687

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.750          0.946              717
                                                       2008      1.213          0.750              720
                                                       2007      1.275          1.213              723

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.820          0.996           11,654
                                                       2008      1.308          0.820           15,002
                                                       2007      1.291          1.308           15,002
                                                       2006      1.120          1.291           15,002
                                                       2005      1.078          1.120           15,002
                                                       2004      1.000          1.078               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.649          0.901            5,454
                                                       2008      1.062          0.649           12,988
                                                       2007      1.067          1.062           12,920

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.811          1.129               --
                                                       2008      1.404          0.811            2,859
                                                       2007      1.309          1.404            2,877
                                                       2006      1.191          1.309               --
                                                       2005      1.165          1.191               --
                                                       2004      1.000          1.165               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.759          0.737               --
                                                       2008      1.247          0.759               --
                                                       2007      1.219          1.247               --
                                                       2006      1.086          1.219               --
                                                       2005      1.069          1.086               --
                                                       2004      1.000          1.069               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.905          1.083               --
                                                       2008      1.241          0.905               --
                                                       2007      1.148          1.241               --
                                                       2006      1.093          1.148               --
                                                       2005      1.074          1.093               --
                                                       2004      1.000          1.074               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.766          0.877              720
                                                       2008      0.997          0.766              723
                                                       2007      1.009          0.997              726
                                                       2006      0.995          1.009              728
                                                       2005      0.997          0.995              731
                                                       2004      1.000          0.997               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.233          1.290               --
                                                       2006      1.071          1.233               --
                                                       2005      1.056          1.071               --
                                                       2004      1.000          1.056               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.031          1.071               --
                                                       2006      1.015          1.031               --
                                                       2005      0.990          1.015               --
                                                       2004      1.000          0.990               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.222          1.261               --
                                                       2006      1.128          1.222           28,805
                                                       2005      1.053          1.128           29,935
                                                       2004      1.000          1.053               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.178          1.227               --
                                                       2006      1.075          1.178               --
                                                       2005      1.064          1.075               --
                                                       2004      1.000          1.064               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.264          1.310               --
                                                       2006      1.106          1.264           21,522
                                                       2005      1.098          1.106           28,907
                                                       2004      1.000          1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.338          1.470               --
                                                       2006      1.223          1.338          165,277
                                                       2005      1.159          1.223          161,706
                                                       2004      1.000          1.159           63,332

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.084          1.115               --
                                                       2005      1.070          1.084               --
                                                       2004      1.000          1.070               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.305          1.254               --
                                                       2007      1.262          1.305               --
                                                       2006      1.334          1.262               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      0.854          1.227            6,066
                                                       2008      1.155          0.854            7,463
                                                       2007      1.153          1.155            7,733
                                                       2006      1.101          1.153               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.366          1.428               --
                                                       2006      1.298          1.366           64,367

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.866          1.007           65,902
                                                       2008      1.418          0.866           67,223
                                                       2007      1.416          1.418           65,276

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.574          0.755           10,251
                                                       2008      1.007          0.574           12,570
                                                       2007      1.212          1.007           23,926
                                                       2006      1.003          1.212           15,382

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.941          1.184           11,792
                                                       2008      1.291          0.941           11,795
                                                       2007      1.337          1.291           11,798
                                                       2006      1.263          1.337              725

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.855          1.296               --
                                                       2008      1.480          0.855               --
                                                       2007      1.531          1.480           31,902
                                                       2006      1.398          1.531               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      0.975          1.361           17,970
                                                       2008      1.720          0.975           17,970
                                                       2007      1.353          1.720           17,970
                                                       2006      1.328          1.353               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.654          0.871           12,212
                                                       2008      1.042          0.654           11,114
                                                       2008      1.087          1.042           10,956
                                                       2007      1.234          1.087               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.884          0.872               --
                                                       2008      1.213          0.884               --
                                                       2007      1.171          1.213               --
                                                       2006      1.115          1.171               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      0.934          1.248               --
                                                       2008      1.174          0.934               --
                                                       2007      1.127          1.174               --
                                                       2006      1.082          1.127               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.674          0.778           62,264
                                                       2008      1.085          0.674           64,252
                                                       2007      1.071          1.085           69,200
                                                       2006      1.001          1.071           44,716

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.623          0.769          127,539
                                                       2008      1.044          0.623          128,510
                                                       2007      1.065          1.044          146,333
                                                       2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.710          0.672               --
                                                       2008      1.269          0.710               --
                                                       2007      1.164          1.269               --
                                                       2006      1.185          1.164               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.815          1.067               --
                                                       2008      1.363          0.815               --
                                                       2007      1.255          1.363               --
                                                       2006      1.272          1.255               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.014          1.671           20,553
                                                       2008      2.229          1.014           20,553

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      0.992          1.273           39,314
                                                       2008      1.766          0.992           39,314
                                                       2007      1.693          1.766           39,769

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.019          1.175          257,201
                                                       2008      1.119          1.019          257,385
                                                       2007      1.064          1.119          288,401

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.179          1.306          333,892

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.854          1.032           23,018
                                                       2008      1.305          0.854           23,018
                                                       2007      1.275          1.305           23,018
                                                       2006      1.193          1.275               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.134          1.248               --
                                                       2006      1.085          1.134               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.044          1.355          237,652
                                                       2008      1.200          1.044          259,366
                                                       2007      1.155          1.200          276,798
                                                       2006      1.122          1.155          255,887

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.661          0.815          306,398
                                                       2008      0.966          0.661          317,703
                                                       2007      1.022          0.966          322,152
                                                       2006      1.003          1.022          355,273

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.772          0.958           84,561

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.684          0.995               --
                                                       2008      1.294          0.684               --
                                                       2007      1.102          1.294               --
                                                       2006      1.136          1.102               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.015          1.084               --
                                                       2008      1.079          1.015               --
                                                       2007      1.041          1.079               --
                                                       2006      1.009          1.041               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.885          1.021               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.669          0.837               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.045          1.023          313,968
                                                       2008      1.042          1.045          275,101
                                                       2007      1.018          1.042          142,532
                                                       2006      1.002          1.018          251,652

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.718          0.924               --
                                                       2008      1.171          0.718               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.626          0.651               --
                                                       2008      1.163          0.626            3,340
                                                       2007      1.148          1.163            3,342
                                                       2006      1.140          1.148            3,342

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.722          0.857               (0)
                                                       2008      1.215          0.722            5,620
                                                       2007      1.197          1.215            5,624
                                                       2006      1.174          1.197            5,624

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.616          0.789           32,271
                                                       2008      1.060          0.616           30,912
                                                       2007      1.054          1.060           29,813
                                                       2006      1.002          1.054           30,598

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.890          1.045               --
                                                       2008      1.066          0.890               --
                                                       2007      1.036          1.066               --
                                                       2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.814          0.981               --
                                                       2008      1.065          0.814               --
                                                       2007      1.043          1.065               --
                                                       2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.741          0.914               --
                                                       2008      1.066          0.741               --
                                                       2007      1.048          1.066               --
                                                       2006      1.002          1.048          286,616

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.674          0.848          222,677
                                                       2008      1.065          0.674          224,467
                                                       2007      1.053          1.065          225,359
                                                       2006      1.002          1.053          224,275

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.762          0.932               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      0.923          1.065          199,998
                                                       2008      1.219          0.923          205,532
                                                       2007      1.201          1.219          247,851
                                                       2006      1.131          1.201          243,154

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.953          1.122          108,178
                                                       2008      1.449          0.953          116,387
                                                       2007      1.381          1.449          115,891
                                                       2006      1.258          1.381           77,332

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.627          0.854          169,272
                                                       2008      1.082          0.627          171,373
                                                       2007      1.044          1.082          180,313
                                                       2006      0.996          1.044          152,363

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.639          0.891               --
                                                       2008      1.130          0.639               --
                                                       2007      1.062          1.130               --
                                                       2006      0.998          1.062               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2009      0.609          0.822           12,570
                                                       2008      0.932          0.609           13,323

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.142          1.182               --
                                                       2006      1.082          1.142            8,023

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.067          1.087              245
                                                       2008      1.097          1.067              198
                                                       2007      1.077          1.097              304
                                                       2006      1.047          1.077              282

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.996          1.002               --
                                                       2005      0.993          0.996           39,858
                                                       2004      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.094          1.302               --
                                                       2005      1.062          1.094               --
                                                       2004      1.000          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.042          1.059               --
                                                       2006      1.061          1.042          354,078
                                                       2005      1.066          1.061          298,845
                                                       2004      1.000          1.066           60,172

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.142          1.176               --
                                                       2008      1.118          1.142          338,553
                                                       2007      1.055          1.118          384,569
                                                       2006      1.042          1.055          374,764
                                                       2005      1.043          1.042          357,897
                                                       2004      1.000          1.043           56,932

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.577          1.702               --
                                                       2006      1.266          1.577               --
                                                       2005      1.158          1.266               --
                                                       2004      1.000          1.158               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.422          1.514               --
                                                       2006      1.243          1.422           15,345
                                                       2005      1.192          1.243           19,791
                                                       2004      1.000          1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.117          1.185               --
                                                       2005      1.053          1.117               --
                                                       2004      1.000          1.053               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.019          1.082               --
                                                       2005      1.041          1.019               --
                                                       2004      1.000          1.041               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.225          1.334               --
                                                       2005      1.118          1.225               --
                                                       2004      1.000          1.118               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.121          1.174               --
                                                       2005      1.101          1.121           18,454
                                                       2004      1.000          1.101               --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.077          1.101               --
                                                       2005      1.077          1.077               --
                                                       2004      1.000          1.077               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.107          1.143               --
                                                       2005      1.078          1.107               --
                                                       2004      1.000          1.078               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.110          1.140               --
                                                       2005      1.047          1.110               --
                                                       2004      1.000          1.047               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.103          1.169               --
                                                       2005      1.000          1.103           26,398

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.015               --
                                                       2005      1.000          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.083               --
                                                       2005      1.000          1.049               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.081          1.124               --
                                                       2005      1.000          1.081          456,630

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.026          1.043               --
                                                       2005      1.000          1.026               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.227          1.298               --
                                                       2005      1.123          1.227           79,209
                                                       2004      1.000          1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.077          1.136               --
                                                       2005      1.072          1.077               --
                                                       2004      1.000          1.072               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.099          1.131               --
                                                       2005      1.095          1.099          268,929
                                                       2004      1.000          1.095              983

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.168          1.258               --
                                                       2005      1.125          1.168           27,601
                                                       2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.221          1.398               --
                                                       2005      1.144          1.221               --
                                                       2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.128          1.193               --
                                                       2005      1.092          1.128               --
                                                       2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.085               --
                                                       2005      1.000          1.034               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.114          1.122               --
                                                       2005      1.103          1.114          159,981
                                                       2004      1.000          1.103               --

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.021          1.009               --
                                                       2005      1.031          1.021               --
                                                       2004      1.000          1.031               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.091          1.135               --
                                                       2005      1.097          1.091            2,635
                                                       2004      1.000          1.097               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.272               --
                                                       2005      1.000          1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.263               --
                                                       2005      1.000          1.104              728

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.090          1.047               --
                                                       2005      1.071          1.090              252
                                                       2004      1.000          1.071              242

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.773          0.747               --
                                                       2008      1.235          0.773           84,250
                                                       2007      1.297          1.235           84,309
                                                       2006      1.147          1.297           83,915
                                                       2005      1.130          1.147           80,902
                                                       2004      1.000          1.130               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.690          0.705               --
                                                       2008      1.244          0.690               --
                                                       2007      1.135          1.244               --
                                                       2006      1.090          1.135               --
                                                       2005      1.036          1.090               --
                                                       2004      1.000          1.036               --




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.65%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.287          1.245               --
                                                       2005      1.151          1.287               --
                                                       2004      1.090          1.151               --
                                                       2003      1.000          1.090               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.145          1.587           22,008
                                                       2008      1.908          1.145           22,010
                                                       2007      1.706          1.908           22,011
                                                       2006      1.455          1.706           27,397
                                                       2005      1.309          1.455           27,856
                                                       2004      1.185          1.309           27,909
                                                       2003      1.000          1.185               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.911          1.236           79,883
                                                       2008      1.669          0.911           82,004
                                                       2007      1.526          1.669           82,754
                                                       2006      1.421          1.526           98,548
                                                       2005      1.256          1.421           97,372
                                                       2004      1.146          1.256           91,874
                                                       2003      1.000          1.146               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.880          1.125           58,571
                                                       2008      1.455          0.880           59,802
                                                       2007      1.422          1.455           62,328
                                                       2006      1.268          1.422           62,542
                                                       2005      1.230          1.268           61,685
                                                       2004      1.144          1.230           56,703
                                                       2003      1.000          1.144               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.531          1.509               --
                                                       2005      1.330          1.531               --
                                                       2004      1.142          1.330               --
                                                       2003      1.000          1.142               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.523          1.967               --
                                                       2005      1.459          1.523              848
                                                       2004      1.140          1.459              876
                                                       2003      1.000          1.140               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.365          1.302               --
                                                       2007      1.309          1.365              457
                                                       2006      1.154          1.309              458
                                                       2005      1.135          1.154              459
                                                       2004      1.110          1.135              460
                                                       2003      1.000          1.110               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.120          1.054               --
                                                       2007      1.294          1.120              433
                                                       2006      1.280          1.294              434
                                                       2005      1.242          1.280              435
                                                       2004      1.146          1.242              436
                                                       2003      1.000          1.146               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.280          1.388               --
                                                       2005      1.193          1.280           21,570
                                                       2004      1.073          1.193           21,669
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.278          1.419               --
                                                       2005      1.191          1.278           10,309
                                                       2004      1.066          1.191           10,312
                                                       2003      1.000          1.066               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2009      1.003          1.323           15,156
                                                       2008      1.798          1.003           16,816
                                                       2007      1.574          1.798           18,886
                                                       2006      1.450          1.574           18,887
                                                       2005      1.276          1.450           13,967
                                                       2004      1.138          1.276            1,486
                                                       2003      1.000          1.138               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2009      0.841          1.112               --
                                                       2008      1.473          0.841               --
                                                       2007      1.417          1.473               --
                                                       2006      1.279          1.417               --
                                                       2005      1.088          1.279               --
                                                       2004      1.103          1.088               --
                                                       2003      1.000          1.103               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.206          1.641            9,293
                                                       2008      2.051          1.206            9,297
                                                       2007      1.826          2.051            9,300
                                                       2006      1.668          1.826            9,303
                                                       2005      1.451          1.668            9,306
                                                       2004      1.195          1.451            9,309
                                                       2003      1.000          1.195               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.317          1.518               --
                                                       2005      1.223          1.317            4,255
                                                       2004      1.115          1.223            1,536
                                                       2003      1.000          1.115               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.971          2.694               --
                                                       2007      2.369          2.971              387
                                                       2006      1.899          2.369              388
                                                       2005      1.530          1.899              388
                                                       2004      1.260          1.530              390
                                                       2003      1.000          1.260               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.121          1.497           27,226
                                                       2008      1.932          1.121           28,007
                                                       2007      1.718          1.932           37,773
                                                       2006      1.453          1.718           34,073
                                                       2005      1.354          1.453           41,581
                                                       2004      1.173          1.354           39,024
                                                       2003      1.000          1.173               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.388          1.647               --
                                                       2005      1.309          1.388            3,565
                                                       2004      1.159          1.309            1,018
                                                       2003      1.000          1.159               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.047          1.067               --
                                                       2005      1.061          1.047            1,211
                                                       2004      1.000          1.061            1,131

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.188          1.223               --
                                                       2005      1.133          1.188               --
                                                       2004      1.074          1.133               --
                                                       2003      1.000          1.074               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2009      1.150          1.407               --
                                                       2008      1.664          1.150               --
                                                       2007      1.404          1.664               --
                                                       2006      1.356          1.404               --
                                                       2005      1.240          1.356               --
                                                       2004      1.114          1.240               --
                                                       2003      1.000          1.114               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2009      0.864          1.321               --
                                                       2008      1.584          0.864               --
                                                       2007      1.337          1.584               --
                                                       2006      1.273          1.337               --
                                                       2005      1.172          1.273               --
                                                       2004      1.197          1.172               --
                                                       2003      1.000          1.197               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.458          1.369               --
                                                       2007      1.369          1.458               --
                                                       2006      1.192          1.369               --
                                                       2005      1.159          1.192               --
                                                       2004      1.139          1.159               --
                                                       2003      1.000          1.139               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.326          1.475               --
                                                       2005      1.310          1.326            7,956
                                                       2004      1.170          1.310            5,248
                                                       2003      1.000          1.170               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.802          1.051               --
                                                       2008      1.382          0.802               --
                                                       2007      1.443          1.382               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      0.977          1.161               --
                                                       2008      1.419          0.977               --
                                                       2007      1.380          1.419               --

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.869          1.094               --
                                                       2008      1.407          0.869               --
                                                       2007      1.479          1.407               --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.932          1.130               --
                                                       2008      1.487          0.932               --
                                                       2007      1.470          1.487               --
                                                       2006      1.276          1.470               --
                                                       2005      1.230          1.276               --
                                                       2004      1.144          1.230               --
                                                       2003      1.000          1.144               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.745          1.033              432
                                                       2008      1.220          0.745              433
                                                       2007      1.227          1.220              434

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.960          1.334               --
                                                       2008      1.662          0.960               --
                                                       2007      1.552          1.662               --
                                                       2006      1.413          1.552               --
                                                       2005      1.383          1.413               --
                                                       2004      1.234          1.383               --
                                                       2003      1.000          1.234               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.857          0.831               --
                                                       2008      1.407          0.857               --
                                                       2007      1.378          1.407               --
                                                       2006      1.229          1.378               --
                                                       2005      1.210          1.229               --
                                                       2004      1.127          1.210               --
                                                       2003      1.000          1.127               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.901          1.078               --
                                                       2008      1.237          0.901               --
                                                       2007      1.145          1.237               --
                                                       2006      1.092          1.145               --
                                                       2005      1.074          1.092               --
                                                       2004      1.000          1.074               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.751          0.859               --
                                                       2008      0.979          0.751               --
                                                       2007      0.991          0.979               --
                                                       2006      0.978          0.991               --
                                                       2005      0.981          0.978               --
                                                       2004      0.996          0.981               --
                                                       2003      1.000          0.996               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.435          1.501               --
                                                       2006      1.248          1.435               --
                                                       2005      1.231          1.248               --
                                                       2004      1.167          1.231               --
                                                       2003      1.000          1.167               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.181          1.226               --
                                                       2006      1.163          1.181              438
                                                       2005      1.135          1.163              439
                                                       2004      1.160          1.135              441
                                                       2003      1.000          1.160               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.405          1.450               --
                                                       2006      1.299          1.405               --
                                                       2005      1.214          1.299               --
                                                       2004      1.142          1.214               --
                                                       2003      1.000          1.142               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.309          1.363               --
                                                       2006      1.196          1.309               --
                                                       2005      1.185          1.196               --
                                                       2004      1.122          1.185               --
                                                       2003      1.000          1.122               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.434          1.485               --
                                                       2006      1.255          1.434           41,510
                                                       2005      1.248          1.255           35,892
                                                       2004      1.138          1.248           25,478
                                                       2003      1.000          1.138               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.605          1.763               --
                                                       2006      1.468          1.605           23,912
                                                       2005      1.393          1.468           23,363
                                                       2004      1.153          1.393           19,570
                                                       2003      1.000          1.153               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.081          1.112               --
                                                       2005      1.069          1.081               --
                                                       2004      1.000          1.069               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.544          1.483               --
                                                       2007      1.495          1.544              428
                                                       2006      1.581          1.495              429

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      0.924          1.326            1,898
                                                       2008      1.251          0.924            2,072
                                                       2007      1.250          1.251            2,348
                                                       2006      1.194          1.250            1,099

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.490          1.557               --
                                                       2006      1.417          1.490           15,192

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.943          1.095               --
                                                       2008      1.544          0.943               --
                                                       2007      1.544          1.544               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.572          0.753            1,554
                                                       2008      1.005          0.572            1,425
                                                       2007      1.212          1.005            1,370
                                                       2006      1.003          1.212            1,312

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.937          1.178               --
                                                       2008      1.287          0.937               --
                                                       2007      1.335          1.287               --
                                                       2006      1.261          1.335               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.970          1.469               --
                                                       2008      1.681          0.970               --
                                                       2007      1.741          1.681               --
                                                       2006      1.591          1.741               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.105          1.541               --
                                                       2008      1.952          1.105               --
                                                       2007      1.536          1.952               --
                                                       2006      1.509          1.536               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.651          0.867               --
                                                       2008      1.038          0.651               --
                                                       2008      1.084          1.038               --
                                                       2007      1.232          1.084               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.880          0.867               --
                                                       2008      1.208          0.880               --
                                                       2007      1.167          1.208               --
                                                       2006      1.112          1.167               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.018          1.359              460
                                                       2008      1.281          1.018              461
                                                       2007      1.231          1.281              463
                                                       2006      1.183          1.231            7,764

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.672          0.775           56,041
                                                       2008      1.083          0.672           58,463
                                                       2007      1.070          1.083           61,476
                                                       2006      1.001          1.070            5,967

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.622          0.766           26,021
                                                       2008      1.043          0.622           26,661
                                                       2007      1.064          1.043           27,824
                                                       2006      1.002          1.064               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.789          0.748               --
                                                       2008      1.413          0.789               --
                                                       2007      1.297          1.413               --
                                                       2006      1.322          1.297               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.813          1.062               --
                                                       2008      1.359          0.813               --
                                                       2007      1.253          1.359               --
                                                       2006      1.271          1.253               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.227          2.019              385
                                                       2008      2.698          1.227              386

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.138          1.458               --
                                                       2008      2.027          1.138               --
                                                       2007      1.944          2.027               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.053          1.214            8,808
                                                       2008      1.158          1.053            8,809
                                                       2007      1.101          1.158            8,811

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.175          1.301           10,668

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.948          1.144               --
                                                       2008      1.450          0.948               --
                                                       2007      1.418          1.450               --
                                                       2006      1.328          1.418               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.133          1.246               --
                                                       2006      1.084          1.133               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.025          1.329            4,248
                                                       2008      1.179          1.025            4,248
                                                       2007      1.136          1.179            4,248
                                                       2006      1.104          1.136            4,248

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.659          0.812           23,769
                                                       2008      0.965          0.659           24,428
                                                       2007      1.022          0.965           28,415
                                                       2006      1.003          1.022           27,114

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.883          1.094              439

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.798          1.159               --
                                                       2008      1.510          0.798               --
                                                       2007      1.287          1.510               --
                                                       2006      1.328          1.287            7,029

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.009          1.075              498
                                                       2008      1.073          1.009              499
                                                       2007      1.036          1.073              500
                                                       2006      1.005          1.036               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.880          1.014               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.739          0.924           31,749

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.023          1.001          268,657
                                                       2008      1.021          1.023          731,272
                                                       2007      0.998          1.021          113,659
                                                       2006      0.983          0.998           38,077

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.795          1.022              454
                                                       2008      1.297          0.795              456

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.692          0.720               --
                                                       2008      1.288          0.692           34,069
                                                       2007      1.272          1.288           35,136
                                                       2006      1.264          1.272           35,043

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.790          0.936           14,138
                                                       2008      1.330          0.790           15,811
                                                       2007      1.312          1.330           18,047
                                                       2006      1.288          1.312           18,053

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.614          0.786               --
                                                       2008      1.059          0.614               --
                                                       2007      1.053          1.059               --
                                                       2006      1.002          1.053               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.887          1.041               --
                                                       2008      1.064          0.887               --
                                                       2007      1.035          1.064               --
                                                       2006      1.001          1.035               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.812          0.978               --
                                                       2008      1.063          0.812               --
                                                       2007      1.042          1.063               --
                                                       2006      1.002          1.042               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.739          0.911               --
                                                       2008      1.064          0.739               --
                                                       2007      1.047          1.064           89,046
                                                       2006      1.002          1.047               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.672          0.845           90,786
                                                       2008      1.064          0.672           90,786
                                                       2007      1.052          1.064               --
                                                       2006      1.002          1.052               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.859          1.050               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      0.982          1.131            9,720
                                                       2008      1.297          0.982            9,721
                                                       2007      1.279          1.297            9,722
                                                       2006      1.205          1.279            9,724

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.939          1.105               --
                                                       2008      1.429          0.939               --
                                                       2007      1.364          1.429               --
                                                       2006      1.243          1.364               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.625          0.851           35,568
                                                       2008      1.080          0.625           35,561
                                                       2007      1.044          1.080           35,210
                                                       2006      0.996          1.044           35,381

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.637          0.887               --
                                                       2008      1.128          0.637               --
                                                       2007      1.061          1.128               --
                                                       2006      0.998          1.061               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2009      0.689          0.931              430
                                                       2008      1.056          0.689              432

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.125          1.164               --
                                                       2006      1.067          1.125            1,227

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.035          1.054               --
                                                       2008      1.065          1.035               --
                                                       2007      1.047          1.065               --
                                                       2006      1.019          1.047               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.978          0.983               --
                                                       2005      0.976          0.978           40,712
                                                       2004      0.992          0.976           35,314
                                                       2003      1.000          0.992               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.097          1.304               --
                                                       2005      1.065          1.097               --
                                                       2004      1.000          1.065               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.079          1.097               --
                                                       2006      1.100          1.079            8,812
                                                       2005      1.107          1.100            8,813
                                                       2004      1.043          1.107            2,810
                                                       2003      1.000          1.043               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.139          1.172               --
                                                       2008      1.116          1.139           10,896
                                                       2007      1.053          1.116           11,370
                                                       2006      1.042          1.053           19,597
                                                       2005      1.044          1.042           18,682
                                                       2004      1.022          1.044           11,500
                                                       2003      1.000          1.022               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.811          1.954               --
                                                       2006      1.456          1.811               --
                                                       2005      1.333          1.456               --
                                                       2004      1.178          1.333               --
                                                       2003      1.000          1.178               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.806          1.921               --
                                                       2006      1.581          1.806               --
                                                       2005      1.516          1.581               --
                                                       2004      1.233          1.516               --
                                                       2003      1.000          1.233               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.246          1.322               --
                                                       2005      1.176          1.246               --
                                                       2004      1.134          1.176               --
                                                       2003      1.000          1.134               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.114          1.183               --
                                                       2005      1.140          1.114            7,697
                                                       2004      1.101          1.140            6,971
                                                       2003      1.000          1.101               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.452          1.581               --
                                                       2005      1.326          1.452              430
                                                       2004      1.170          1.326              431
                                                       2003      1.000          1.170               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.230          1.288               --
                                                       2005      1.209          1.230           12,177
                                                       2004      1.130          1.209            1,498
                                                       2003      1.000          1.130               --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.169          1.194               --
                                                       2005      1.170          1.169            1,087
                                                       2004      1.088          1.170            1,017
                                                       2003      1.000          1.088               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.263          1.303               --
                                                       2005      1.231          1.263               --
                                                       2004      1.144          1.231               --
                                                       2003      1.000          1.144               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.231          1.264               --
                                                       2005      1.163          1.231           32,707
                                                       2004      1.121          1.163           28,034
                                                       2003      1.000          1.121               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.102          1.168               --
                                                       2005      1.000          1.102               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.014          1.014               --
                                                       2005      1.000          1.014               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.048          1.082               --
                                                       2005      1.000          1.048               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.080          1.123               --
                                                       2005      1.000          1.080               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.025          1.042               --
                                                       2005      1.000          1.025               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.339          1.417               --
                                                       2005      1.227          1.339           15,412
                                                       2004      1.087          1.227           15,953
                                                       2003      1.000          1.087               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.259          1.328               --
                                                       2005      1.255          1.259            6,551
                                                       2004      1.129          1.255               --
                                                       2003      1.000          1.129               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.171          1.205               --
                                                       2005      1.168          1.171            9,725
                                                       2004      1.076          1.168            9,726
                                                       2003      1.000          1.076               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.154          1.243               --
                                                       2005      1.113          1.154               --
                                                       2004      1.000          1.113               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.390          1.591               --
                                                       2005      1.303          1.390               --
                                                       2004      1.156          1.303               --
                                                       2003      1.000          1.156               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.256          1.328               --
                                                       2005      1.217          1.256               --
                                                       2004      1.124          1.217               --
                                                       2003      1.000          1.124               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.033          1.084               --
                                                       2005      1.000          1.033               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.097          1.104               --
                                                       2005      1.087          1.097            4,248
                                                       2004      1.000          1.087            1,191

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.017          1.005               --
                                                       2005      1.028          1.017              503
                                                       2004      1.022          1.028              504
                                                       2003      1.000          1.022               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.188          1.236               --
                                                       2005      1.196          1.188               --
                                                       2004      1.114          1.196               --
                                                       2003      1.000          1.114               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.108          1.271               --
                                                       2005      1.000          1.108               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.261               --
                                                       2005      1.000          1.103               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.061          1.019               --
                                                       2005      1.044          1.061               --
                                                       2004      1.000          1.044               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.883          0.854               --
                                                       2008      1.413          0.883              440
                                                       2007      1.486          1.413              441
                                                       2006      1.314          1.486              442
                                                       2005      1.296          1.314              443
                                                       2004      1.134          1.296              445
                                                       2003      1.000          1.134               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.758          0.774               --
                                                       2008      1.367          0.758               --
                                                       2007      1.248          1.367               --
                                                       2006      1.200          1.248               --
                                                       2005      1.142          1.200               --
                                                       2004      1.130          1.142               --
                                                       2003      1.000          1.130               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2009.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2009 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

                  CONDENSED FINANCIAL INFORMATION -- VINTAGE L

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.00%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.391          1.452               --
                                                       2005      1.356          1.391           15,522
                                                       2004      1.244          1.356           10,777
                                                       2003      0.960          1.244            2,259
                                                       2002      1.000          0.960               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.370          1.334               --
                                                       2005      1.217          1.370               --
                                                       2004      1.146          1.217               --
                                                       2003      0.948          1.146               --
                                                       2002      1.000          0.948               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.303          1.818          129,042
                                                       2008      2.158          1.303          136,429
                                                       2007      1.917          2.158          165,904
                                                       2006      1.624          1.917          178,010
                                                       2005      1.452          1.624          110,811
                                                       2004      1.305          1.452           42,254
                                                       2003      0.984          1.305           19,446
                                                       2002      1.000          0.984               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.057          1.444          361,028
                                                       2008      1.925          1.057          383,503
                                                       2007      1.748          1.925          430,026
                                                       2006      1.618          1.748          437,863
                                                       2005      1.420          1.618          340,966
                                                       2004      1.288          1.420          120,679
                                                       2003      0.961          1.288           47,022
                                                       2002      1.000          0.961               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      1.002          1.289          289,134
                                                       2008      1.645          1.002          335,713
                                                       2007      1.598          1.645          412,337
                                                       2006      1.415          1.598          415,257
                                                       2005      1.364          1.415          319,906
                                                       2004      1.261          1.364          155,487
                                                       2003      0.971          1.261           60,641
                                                       2002      1.000          0.971               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.610          1.591               --
                                                       2005      1.389          1.610               --
                                                       2004      1.186          1.389               --
                                                       2003      0.968          1.186               --
                                                       2002      1.000          0.968               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.787          2.323               --
                                                       2005      1.701          1.787            1,402
                                                       2004      1.321          1.701               --
                                                       2003      1.005          1.321               --
                                                       2002      1.000          1.005               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410               --
                                                       2005      1.202          1.298           31,491
                                                       2004      1.074          1.202               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.442               --
                                                       2005      1.200          1.295           34,696
                                                       2004      1.067          1.200            9,982
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      1.145          1.522           65,761
                                                       2008      2.035          1.145           62,270
                                                       2007      1.767          2.035           63,885
                                                       2006      1.615          1.767           53,585
                                                       2005      1.410          1.615           36,247
                                                       2004      1.247          1.410            7,076
                                                       2003      0.991          1.247           18,902
                                                       2002      1.000          0.991               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.393          1.908           98,681
                                                       2008      2.353          1.393          100,963
                                                       2007      2.082          2.353          110,828
                                                       2006      1.889          2.082          108,117
                                                       2005      1.633          1.889           93,631
                                                       2004      1.336          1.633           52,848
                                                       2003      0.986          1.336           29,604
                                                       2002      1.000          0.986               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.838          1.114          231,268
                                                       2008      1.215          0.838          233,773
                                                       2007      1.195          1.215          262,340
                                                       2006      1.031          1.195          247,066
                                                       2005      1.000          1.031           77,657

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.958          1.348            3,160
                                                       2008      1.699          0.958            3,164
                                                       2007      1.558          1.699            8,785
                                                       2006      1.463          1.558            8,788
                                                       2005      1.424          1.463            8,791
                                                       2004      1.303          1.424            8,794
                                                       2003      0.969          1.303           12,822
                                                       2002      1.000          0.969               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.459          1.693               --
                                                       2005      1.347          1.459           76,699
                                                       2004      1.220          1.347           10,810
                                                       2003      0.994          1.220           13,197
                                                       2002      1.000          0.994               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.490          3.171               --
                                                       2007      2.765          3.490           37,280
                                                       2006      2.202          2.765           38,825
                                                       2005      1.763          2.202           25,297
                                                       2004      1.442          1.763            1,778
                                                       2003      1.000          1.442           10,805

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.266          1.700           63,644
                                                       2008      2.166          1.266           64,175
                                                       2007      1.914          2.166           61,496
                                                       2006      1.608          1.914           83,242
                                                       2005      1.489          1.608           77,170
                                                       2004      1.281          1.489           58,192
                                                       2003      0.989          1.281           67,115
                                                       2002      1.000          0.989               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.535          1.833               --
                                                       2005      1.438          1.535           28,099
                                                       2004      1.265          1.438            4,542
                                                       2003      0.976          1.265               --
                                                       2002      1.000          0.976               --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      1.228          1.738               --
                                                       2008      2.231          1.228               --
                                                       2007      1.870          2.231               --
                                                       2006      1.684          1.870               --
                                                       2005      1.533          1.684               --
                                                       2004      1.298          1.533               --
                                                       2003      0.983          1.298               --
                                                       2002      1.000          0.983               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708               --
                                                       2005      1.498          1.527           14,774
                                                       2004      1.330          1.498            5,304
                                                       2003      1.000          1.330               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.397          1.485               --
                                                       2006      1.328          1.397               --
                                                       2005      1.274          1.328               --
                                                       2004      1.263          1.274               --
                                                       2003      0.960          1.263               --
                                                       2002      1.000          0.960               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Battermarch Global Equity Subaccount
  (10/02)............................................  2009      0.936          1.108          151,059
                                                       2008      1.627          0.936          245,416
                                                       2007      1.582          1.627          302,619
                                                       2006      1.401          1.582          312,124
                                                       2005      1.341          1.401          308,828
                                                       2004      1.241          1.341          268,982
                                                       2003      0.963          1.241           69,345
                                                       2002      1.000          0.963               --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.916          1.209           97,227
                                                       2008      1.569          0.916           82,009
                                                       2007      1.577          1.569          114,689
                                                       2006      1.479          1.577           98,666
                                                       2005      1.351          1.479           74,697
                                                       2004      1.254          1.351           22,276
                                                       2003      0.951          1.254               --
                                                       2002      1.000          0.951               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      1.077          1.289           44,524
                                                       2008      1.555          1.077           65,888
                                                       2007      1.463          1.555          101,995
                                                       2006      1.300          1.463          102,156
                                                       2005      1.272          1.300          103,012
                                                       2004      1.193          1.272           33,183
                                                       2003      0.977          1.193               --
                                                       2002      1.000          0.977               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      1.011          0.988               --
                                                       2008      1.461          1.011               --
                                                       2007      1.465          1.461           88,545

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.849          1.167           96,437
                                                       2008      1.497          0.849          106,420
                                                       2007      1.500          1.497          132,984
                                                       2006      1.347          1.500          280,040
                                                       2005      1.305          1.347          333,147
                                                       2004      1.249          1.305          257,666
                                                       2003      0.969          1.249          208,086
                                                       2002      1.000          0.969               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.976          1.168               --
                                                       2008      1.394          0.976               --
                                                       2007      1.336          1.394               --
                                                       2006      1.156          1.336               --
                                                       2005      1.181          1.156               --
                                                       2004      1.166          1.181               --
                                                       2003      0.963          1.166               --
                                                       2002      1.000          0.963               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.878          1.055           39,167
                                                       2008      1.377          0.878           55,768
                                                       2007      1.334          1.377          145,958
                                                       2006      1.231          1.334          247,198
                                                       2005      1.205          1.231          291,599
                                                       2004      1.171          1.205          298,891
                                                       2003      0.979          1.171           72,172
                                                       2002      1.000          0.979               --

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (12/99).......................  2009      1.010          1.281           34,946
                                                       2008      1.625          1.010           42,529
                                                       2007      1.637          1.625           47,305
                                                       2006      1.430          1.637           47,233
                                                       2005      1.392          1.430           46,087
                                                       2004      1.312          1.392           25,110
                                                       2003      0.966          1.312              832
                                                       2002      1.000          0.966               --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      1.046          1.277            1,086
                                                       2008      1.658          1.046            1,088
                                                       2007      1.628          1.658            1,089
                                                       2006      1.405          1.628            1,090
                                                       2005      1.345          1.405            1,091
                                                       2004      1.243          1.345               --
                                                       2003      0.958          1.243               --
                                                       2002      1.000          0.958               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.903          1.260           20,134
                                                       2008      1.469          0.903           19,973
                                                       2007      1.424          1.469           20,026
                                                       2006      1.388          1.424           20,131
                                                       2005      1.346          1.388           19,925
                                                       2004      1.369          1.346           12,592
                                                       2003      0.946          1.369               --
                                                       2002      1.000          0.946               --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      1.070          1.427           50,360
                                                       2008      1.687          1.070           51,120
                                                       2007      1.607          1.687           56,923
                                                       2006      1.428          1.607           59,593
                                                       2005      1.345          1.428           62,454
                                                       2004      1.242          1.345           49,857
                                                       2003      0.977          1.242           43,154
                                                       2002      1.000          0.977               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      1.137          1.592           23,192
                                                       2008      1.957          1.137           25,509
                                                       2007      1.815          1.957           25,369
                                                       2006      1.642          1.815            5,625
                                                       2005      1.597          1.642            3,179
                                                       2004      1.415          1.597            1,499
                                                       2003      0.970          1.415               --
                                                       2002      1.000          0.970               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.950          0.924               --
                                                       2008      1.551          0.950            1,309
                                                       2007      1.509          1.551            1,314
                                                       2006      1.337          1.509            4,462
                                                       2005      1.308          1.337            4,470
                                                       2004      1.211          1.308            4,478
                                                       2003      0.967          1.211               --
                                                       2002      1.000          0.967               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.421          1.443               --
                                                       2006      1.291          1.421           88,545
                                                       2005      1.272          1.291           88,545
                                                       2004      1.216          1.272           88,545
                                                       2003      0.962          1.216           88,545
                                                       2002      1.000          0.962               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.042          1.024           19,433
                                                       2008      1.037          1.042          186,492
                                                       2007      1.008          1.037           60,209
                                                       2006      0.983          1.008           60,211
                                                       2005      0.975          0.983           61,140
                                                       2004      0.986          0.975           40,770
                                                       2003      1.000          0.986               --
                                                       2002      1.000          1.000               --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.777          0.895               --
                                                       2008      1.006          0.777               --
                                                       2007      1.013          1.006            6,368
                                                       2006      0.993          1.013            8,876
                                                       2005      0.989          0.993            8,879
                                                       2004      0.998          0.989            8,882
                                                       2003      1.000          0.998               --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      1.018          1.190               --
                                                       2008      1.202          1.018               --
                                                       2007      1.202          1.202               --
                                                       2006      1.164          1.202            2,313
                                                       2005      1.158          1.164            2,316
                                                       2004      1.106          1.158            2,319
                                                       2003      1.010          1.106               --
                                                       2002      1.000          1.010               --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      1.006          1.578           21,469
                                                       2008      1.466          1.006           30,629
                                                       2007      1.491          1.466           62,164
                                                       2006      1.371          1.491           64,836
                                                       2005      1.363          1.371           67,002
                                                       2004      1.259          1.363           44,005
                                                       2003      1.007          1.259               --
                                                       2002      1.000          1.007               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.749          1.864               --
                                                       2006      1.580          1.749           27,505
                                                       2005      1.537          1.580           27,155
                                                       2004      1.356          1.537           27,733
                                                       2003      0.974          1.356           27,696
                                                       2002      1.000          0.974               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.640          1.718               --
                                                       2006      1.417          1.640            2,252
                                                       2005      1.389          1.417            2,252
                                                       2004      1.308          1.389            2,252
                                                       2003      0.960          1.308            2,252
                                                       2002      1.000          0.960               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.592          1.653               --
                                                       2006      1.385          1.592           37,493
                                                       2005      1.369          1.385           36,659
                                                       2004      1.239          1.369           17,462
                                                       2003      1.000          1.239               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.780          1.960               --
                                                       2006      1.618          1.780           62,613
                                                       2005      1.525          1.618           57,739
                                                       2004      1.255          1.525           19,603
                                                       2003      1.000          1.255              574

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.615          1.691               --
                                                       2006      1.529          1.615               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      1.036          1.210               --
                                                       2008      1.685          1.036               --
                                                       2007      1.677          1.685               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.582          0.771            2,666
                                                       2008      1.016          0.582            2,675
                                                       2007      1.217          1.016            2,683
                                                       2006      1.003          1.217            7,846

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.960          1.215               --
                                                       2008      1.310          0.960            3,355
                                                       2007      1.349          1.310            3,355
                                                       2006      1.269          1.349            3,355

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.094          1.668           18,217
                                                       2008      1.884          1.094           18,280
                                                       2007      1.938          1.884           19,288
                                                       2006      1.764          1.938           26,158

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.185          1.664           17,254
                                                       2008      2.080          1.185           17,597
                                                       2007      1.626          2.080           10,814
                                                       2006      1.591          1.626            3,406

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.667          0.894               --
                                                       2008      1.058          0.667               --
                                                       2008      1.102          1.058               --
                                                       2007      1.247          1.102               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.681          0.790          158,859
                                                       2008      1.091          0.681          182,328
                                                       2007      1.073          1.091          281,284
                                                       2006      1.001          1.073          213,216

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.633          0.785           73,236
                                                       2008      1.054          0.633           85,284
                                                       2007      1.069          1.054          119,580
                                                       2006      1.002          1.069            8,374

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.881          0.836               --
                                                       2008      1.567          0.881               --
                                                       2007      1.429          1.567            5,199
                                                       2006      1.450          1.429            5,199

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.832          1.094               --
                                                       2008      1.382          0.832               --
                                                       2007      1.266          1.382               --
                                                       2006      1.279          1.266               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.451          2.403           36,089
                                                       2008      3.176          1.451           39,871

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.250          1.612               --
                                                       2008      2.213          1.250               --
                                                       2007      2.113          2.213               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.088          1.262          119,933
                                                       2008      1.189          1.088          123,065
                                                       2007      1.126          1.189          138,068

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.240          1.378          243,927

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.056          1.282               --
                                                       2008      1.604          1.056               --
                                                       2007      1.559          1.604               --
                                                       2006      1.453          1.559               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.144          1.262               --
                                                       2006      1.090          1.144               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.057          1.379           45,868
                                                       2008      1.208          1.057           57,339
                                                       2007      1.156          1.208           96,041
                                                       2006      1.119          1.156          100,478

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.671          0.831          134,305
                                                       2008      0.975          0.671          146,739
                                                       2007      1.026          0.975          178,099
                                                       2006      1.003          1.026           75,289

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.955          1.396           10,753
                                                       2008      1.795          0.955           11,055
                                                       2007      1.521          1.795           11,926
                                                       2006      1.562          1.521           19,806

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.087          1.165           35,829
                                                       2008      1.150          1.087           40,280
                                                       2007      1.106          1.150           46,243
                                                       2006      1.068          1.106           48,617

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.806          1.013           27,245

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.780          0.770               --
                                                       2008      1.332          0.780               --
                                                       2007      1.360          1.332               --
                                                       2006      1.327          1.360               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.753          0.785               --
                                                       2008      1.393          0.753           27,250
                                                       2007      1.367          1.393           27,254
                                                       2006      1.352          1.367           27,257

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.890          1.062           64,613
                                                       2008      1.489          0.890           64,624
                                                       2007      1.459          1.489           64,633
                                                       2006      1.426          1.459           64,641

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.971          1.332               --
                                                       2008      1.468          0.971               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.625          0.805               --
                                                       2008      1.070          0.625           27,656
                                                       2007      1.057          1.070           27,688
                                                       2006      1.002          1.057           27,716

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.903          1.067               --
                                                       2008      1.076          0.903               --
                                                       2007      1.040          1.076               --
                                                       2006      1.001          1.040           38,308

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.826          1.001               --
                                                       2008      1.075          0.826               --
                                                       2007      1.046          1.075               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.752          0.933           38,802
                                                       2008      1.076          0.752           38,828
                                                       2007      1.052          1.076           38,903
                                                       2006      1.002          1.052              982

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.684          0.865          270,766
                                                       2008      1.075          0.684          285,703
                                                       2007      1.057          1.075          294,393
                                                       2006      1.002          1.057          273,532

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.955          1.172            1,304

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.061          1.231          130,012
                                                       2008      1.393          1.061          140,304
                                                       2007      1.365          1.393          164,171
                                                       2006      1.280          1.365          168,730

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.968          1.146           38,669
                                                       2008      1.464          0.968           43,369
                                                       2007      1.387          1.464           53,875
                                                       2006      1.259          1.387           51,954

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.648          0.909               --
                                                       2008      1.140          0.648               --
                                                       2007      1.066          1.140               --
                                                       2006      0.998          1.066               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.121               --
                                                       2006      1.115          1.101          123,795
                                                       2005      1.114          1.115          157,960
                                                       2004      1.044          1.114           67,168
                                                       2003      1.000          1.044           34,812

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.199          1.237               --
                                                       2008      1.167          1.199          194,527
                                                       2007      1.095          1.167          241,997
                                                       2006      1.076          1.095          225,507
                                                       2005      1.071          1.076          217,671
                                                       2004      1.042          1.071           49,211
                                                       2003      1.012          1.042           91,451
                                                       2002      1.000          1.012               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.965          2.124               --
                                                       2006      1.569          1.965               --
                                                       2005      1.427          1.569               --
                                                       2004      1.253          1.427               --
                                                       2003      0.994          1.253               --
                                                       2002      1.000          0.994               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.138          2.280               --
                                                       2006      1.860          2.138           46,357
                                                       2005      1.773          1.860           43,405
                                                       2004      1.433          1.773           27,512
                                                       2003      0.977          1.433           19,985
                                                       2002      1.000          0.977               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.364          1.450               --
                                                       2005      1.279          1.364            5,199
                                                       2004      1.226          1.279            5,199
                                                       2003      0.967          1.226               --
                                                       2002      1.000          0.967               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.359          1.426               --
                                                       2005      1.327          1.359           64,649
                                                       2004      1.232          1.327           63,717
                                                       2003      0.958          1.232           48,026
                                                       2002      1.000          0.958               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.314          1.352               --
                                                       2005      1.233          1.314            3,521
                                                       2004      1.181          1.233            3,521
                                                       2003      0.967          1.181              616
                                                       2002      1.000          0.967               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.107          1.175               --
                                                       2005      1.000          1.107           23,645

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.021               --
                                                       2005      1.000          1.018           37,600

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.088               --
                                                       2005      1.000          1.052              329

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130               --
                                                       2005      1.000          1.085           43,756

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.029          1.048               --
                                                       2005      1.000          1.029               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.080          1.068               --
                                                       2005      1.087          1.080           50,303
                                                       2004      1.078          1.087           28,479
                                                       2003      1.014          1.078            1,913
                                                       2002      1.000          1.014               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.442          1.529               --
                                                       2005      1.313          1.442               --
                                                       2004      1.156          1.313               --
                                                       2003      0.973          1.156               --
                                                       2002      1.000          0.973               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.478          1.562               --
                                                       2005      1.463          1.478           10,746
                                                       2004      1.308          1.463               --
                                                       2003      0.974          1.308               --
                                                       2002      1.000          0.974               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.242          1.280               --
                                                       2005      1.230          1.242          145,919
                                                       2004      1.126          1.230           83,145
                                                       2003      0.986          1.126           43,414
                                                       2002      1.000          0.986               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.166          1.259               --
                                                       2005      1.118          1.166           44,123
                                                       2004      1.000          1.118               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.537          1.764               --
                                                       2005      1.432          1.537           27,884
                                                       2004      1.262          1.432            6,415
                                                       2003      1.001          1.262            6,515
                                                       2002      1.000          1.001               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453               --
                                                       2005      1.320          1.372               --
                                                       2004      1.212          1.320               --
                                                       2003      1.000          1.212               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.090               --
                                                       2005      1.000          1.037               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.109          1.119               --
                                                       2005      1.091          1.109           93,381
                                                       2004      1.000          1.091           34,210

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.361          1.418               --
                                                       2005      1.361          1.361           22,633
                                                       2004      1.260          1.361           22,637
                                                       2003      0.969          1.260           22,642
                                                       2002      1.000          0.969               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.279               --
                                                       2005      1.000          1.112               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269               --
                                                       2005      1.000          1.108               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.280          1.327               --
                                                       2005      1.211          1.280               --
                                                       2004      1.190          1.211               --
                                                       2003      0.966          1.190               --
                                                       2002      1.000          0.966               --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.537          1.464               --
                                                       2007      1.340          1.537               --
                                                       2006      1.329          1.340               --
                                                       2005      1.257          1.329               --
                                                       2004      1.198          1.257               --
                                                       2003      0.959          1.198               --
                                                       2002      1.000          0.959               --




                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.05%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2009      1.184          1.184                --
                                                       2008      1.184          1.184                --
                                                       2006      1.135          1.184                --
                                                       2005      1.107          1.135           191,901
                                                       2004      1.016          1.107           193,936
                                                       2003      0.785          1.016           182,023
                                                       2002      1.000          0.785           102,137

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.156          1.126                --
                                                       2005      1.028          1.156           347,920
                                                       2004      0.968          1.028           372,515
                                                       2003      0.801          0.968           394,719
                                                       2002      1.182          0.801           422,138
                                                       2001      1.000          1.182           170,836

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.310          1.826           492,396
                                                       2008      2.171          1.310           503,803
                                                       2007      1.929          2.171           688,333
                                                       2006      1.635          1.929           927,883
                                                       2005      1.463          1.635         1,027,930
                                                       2004      1.316          1.463         1,070,524
                                                       2003      0.993          1.316         1,046,278
                                                       2002      1.187          0.993         1,010,551
                                                       2001      1.000          1.187           198,467

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.005          1.372         1,634,039
                                                       2008      1.830          1.005         1,731,530
                                                       2007      1.663          1.830         2,194,734
                                                       2006      1.540          1.663         3,051,113
                                                       2005      1.353          1.540         3,359,314
                                                       2004      1.227          1.353         3,533,116
                                                       2003      0.916          1.227         2,628,725
                                                       2002      1.237          0.916         1,878,262
                                                       2001      1.000          1.237           983,277

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.940          1.209         1,497,875
                                                       2008      1.544          0.940         1,807,005
                                                       2007      1.501          1.544         2,621,532
                                                       2006      1.330          1.501         3,467,098
                                                       2005      1.282          1.330         4,282,897
                                                       2004      1.186          1.282         4,657,202
                                                       2003      0.914          1.186         4,375,502
                                                       2002      1.143          0.914         3,413,144
                                                       2001      1.000          1.143           514,638

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.287          1.272                --
                                                       2005      1.111          1.287            48,830
                                                       2004      0.949          1.111            48,121
                                                       2003      0.775          0.949            47,448
                                                       2002      1.000          0.775            13,963

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.690          2.196                --
                                                       2005      1.609          1.690           247,390
                                                       2004      1.250          1.609           316,497
                                                       2003      0.952          1.250           324,500
                                                       2002      1.000          0.952           254,096

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408                --
                                                       2005      1.201          1.297            50,359
                                                       2004      1.074          1.201            44,617
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.440                --
                                                       2005      1.199          1.294            21,349
                                                       2004      1.067          1.199            16,503
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      1.142          1.518           226,352
                                                       2008      2.032          1.142           204,716
                                                       2007      1.765          2.032           274,092
                                                       2006      1.614          1.765           334,170
                                                       2005      1.410          1.614           343,333
                                                       2004      1.248          1.410           370,976
                                                       2003      0.992          1.248           300,821
                                                       2002      1.118          0.992           223,681
                                                       2001      1.000          1.118            74,817

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.201          1.644           289,772
                                                       2008      2.030          1.201           341,738
                                                       2007      1.796          2.030           357,352
                                                       2006      1.631          1.796           459,141
                                                       2005      1.411          1.631           445,909
                                                       2004      1.155          1.411           361,681
                                                       2003      0.853          1.155           255,006
                                                       2002      1.000          0.853           148,547

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.836          1.111           209,880
                                                       2008      1.214          0.836           277,536
                                                       2007      1.194          1.214           131,920
                                                       2006      1.031          1.194            79,379
                                                       2005      1.000          1.031                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.845          1.188            93,891
                                                       2008      1.500          0.845           148,857
                                                       2007      1.376          1.500           239,163
                                                       2006      1.292          1.376           189,938
                                                       2005      1.259          1.292           139,790
                                                       2004      1.153          1.259           179,492
                                                       2003      0.857          1.153           155,747
                                                       2002      1.227          0.857           175,953
                                                       2001      1.000          1.227             1,300

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.233          1.430                --
                                                       2005      1.138          1.233           606,220
                                                       2004      1.031          1.138           549,617
                                                       2003      0.841          1.031           406,480
                                                       2002      1.000          0.841           111,997

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.482          3.163                --
                                                       2007      2.760          3.482           112,593
                                                       2006      2.199          2.760           115,958
                                                       2005      1.761          2.199            75,757
                                                       2004      1.442          1.761            62,765
                                                       2003      1.000          1.442            27,068

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.154          1.550           461,577
                                                       2008      1.976          1.154           676,353
                                                       2007      1.747          1.976           729,839
                                                       2006      1.469          1.747           853,741
                                                       2005      1.361          1.469           908,858
                                                       2004      1.172          1.361           953,288
                                                       2003      0.904          1.172           513,949
                                                       2002      1.134          0.904           319,815
                                                       2001      1.000          1.134            47,591

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.237          1.477                --
                                                       2005      1.160          1.237           145,298
                                                       2004      1.020          1.160            72,027
                                                       2003      0.788          1.020            27,006
                                                       2002      1.000          0.788            17,719

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      1.015          1.437             4,537
                                                       2008      1.846          1.015             5,932
                                                       2007      1.548          1.846             5,940
                                                       2006      1.394          1.548             1,658
                                                       2005      1.270          1.394             1,665
                                                       2004      1.076          1.270            40,908
                                                       2003      0.815          1.076            41,944
                                                       2002      1.158          0.815            38,099
                                                       2001      1.000          1.158            28,104

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.525          1.705                --
                                                       2005      1.497          1.525            27,875
                                                       2004      1.330          1.497            17,906
                                                       2003      1.000          1.330             4,618

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.247          1.326                --
                                                       2006      1.186          1.247            91,056
                                                       2005      1.139          1.186           104,096
                                                       2004      1.130          1.139           110,268
                                                       2003      0.859          1.130            94,650
                                                       2002      1.197          0.859            85,309
                                                       2001      1.000          1.197               917

Legg Mason Partners Variable Equity Trust
  LMPVET Battermarch Global Equity Subaccount
  (10/02)............................................  2009      1.039          1.231           190,147
                                                       2008      1.808          1.039           190,195
                                                       2007      1.759          1.808           190,306
                                                       2006      1.559          1.759           443,829
                                                       2005      1.493          1.559           450,103
                                                       2004      1.382          1.493           443,467
                                                       2003      1.073          1.382           269,336
                                                       2002      1.000          1.073           155,053

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.769          1.013         1,283,152
                                                       2008      1.317          0.769         1,410,045
                                                       2007      1.324          1.317         1,574,995
                                                       2006      1.242          1.324         2,005,877
                                                       2005      1.136          1.242         2,435,820
                                                       2004      1.054          1.136         2,883,285
                                                       2003      0.800          1.054         2,170,608
                                                       2002      1.212          0.800         2,025,793
                                                       2001      1.000          1.212           522,726

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      1.009          1.208           817,848
                                                       2008      1.458          1.009           748,127
                                                       2007      1.372          1.458           952,825
                                                       2006      1.220          1.372         1,264,599
                                                       2005      1.194          1.220         1,428,707
                                                       2004      1.120          1.194         1,686,191
                                                       2003      0.918          1.120         1,269,264
                                                       2002      1.136          0.918           996,324
                                                       2001      1.000          1.136           237,326

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      1.119          1.093                --
                                                       2008      1.618          1.119           144,847
                                                       2007      1.622          1.618           177,401

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.926          1.272           437,151
                                                       2008      1.633          0.926           607,147
                                                       2007      1.637          1.633           871,180
                                                       2006      1.470          1.637         1,058,218
                                                       2005      1.426          1.470         1,528,706
                                                       2004      1.365          1.426         1,528,994
                                                       2003      1.060          1.365         1,566,924
                                                       2002      1.000          1.060           156,519

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.826          0.987            18,412
                                                       2008      1.180          0.826            18,412
                                                       2007      1.132          1.180            20,957
                                                       2006      0.979          1.132            40,671
                                                       2005      1.001          0.979            40,671
                                                       2004      0.989          1.001           109,047
                                                       2003      0.817          0.989           111,489
                                                       2002      1.127          0.817            40,123
                                                       2001      1.000          1.127                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.927          1.113           759,821
                                                       2008      1.454          0.927         1,057,554
                                                       2007      1.409          1.454         1,246,258
                                                       2006      1.301          1.409         1,505,223
                                                       2005      1.274          1.301         1,756,267
                                                       2004      1.238          1.274         1,780,748
                                                       2003      1.037          1.238         1,256,933
                                                       2002      1.000          1.037           220,092

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (12/99).......................  2009      0.942          1.194           833,873
                                                       2008      1.517          0.942           899,751
                                                       2007      1.529          1.517         1,139,248
                                                       2006      1.336          1.529           951,440
                                                       2005      1.301          1.336         1,396,128
                                                       2004      1.227          1.301         1,767,500
                                                       2003      0.904          1.227         1,862,138
                                                       2002      1.172          0.904         1,831,590
                                                       2001      1.000          1.172           423,086

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.930          1.134           235,588
                                                       2008      1.474          0.930           535,985
                                                       2007      1.448          1.474           555,205
                                                       2006      1.250          1.448           427,683
                                                       2005      1.197          1.250           522,604
                                                       2004      1.107          1.197           554,866
                                                       2003      0.854          1.107           636,125
                                                       2002      1.133          0.854           526,307
                                                       2001      1.000          1.133            14,994

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.828          1.155           461,768
                                                       2008      1.348          0.828           538,204
                                                       2007      1.307          1.348           587,902
                                                       2006      1.275          1.307           627,954
                                                       2005      1.237          1.275           735,016
                                                       2004      1.258          1.237           826,881
                                                       2003      0.870          1.258           566,137
                                                       2002      1.181          0.870           518,804
                                                       2001      1.000          1.181            61,317

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      1.067          1.421           153,848
                                                       2008      1.682          1.067           209,698
                                                       2007      1.603          1.682           222,523
                                                       2006      1.425          1.603           310,542
                                                       2005      1.343          1.425           403,704
                                                       2004      1.241          1.343           518,762
                                                       2003      0.976          1.241           546,831
                                                       2002      1.232          0.976           485,483
                                                       2001      1.000          1.232            97,391

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.939          1.313           120,371
                                                       2008      1.616          0.939           156,691
                                                       2007      1.499          1.616           203,696
                                                       2006      1.357          1.499           213,822
                                                       2005      1.320          1.357           245,178
                                                       2004      1.171          1.320           305,578
                                                       2003      0.802          1.171           295,575
                                                       2002      1.255          0.802           244,170
                                                       2001      1.000          1.255            22,533

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.850          0.826                --
                                                       2008      1.388          0.850           152,863
                                                       2007      1.351          1.388           242,321
                                                       2006      1.198          1.351           246,110
                                                       2005      1.173          1.198           434,032
                                                       2004      1.086          1.173           499,129
                                                       2003      0.867          1.086           389,159
                                                       2002      1.141          0.867           162,856
                                                       2001      1.000          1.141                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.575          1.598                --
                                                       2006      1.432          1.575           192,880
                                                       2005      1.411          1.432           212,838
                                                       2004      1.349          1.411           127,087
                                                       2003      1.068          1.349            54,230
                                                       2002      1.000          1.068            13,418

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.032          1.013           717,485
                                                       2008      1.026          1.032         1,424,947
                                                       2007      0.998          1.026           637,345
                                                       2006      0.974          0.998           228,585
                                                       2005      0.967          0.974           336,949
                                                       2004      0.978          0.967           531,662
                                                       2003      0.992          0.978         1,139,300
                                                       2002      1.000          0.992         1,669,540
                                                       2001      1.000          1.000           207,523

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.775          0.892            26,679
                                                       2008      1.004          0.775            24,497
                                                       2007      1.011          1.004            25,789
                                                       2006      0.991          1.011            35,261
                                                       2005      0.989          0.991            38,858
                                                       2004      0.997          0.989            19,753
                                                       2003      1.000          0.997               579

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      1.043          1.219           150,239
                                                       2008      1.232          1.043           165,544
                                                       2007      1.234          1.232           214,402
                                                       2006      1.195          1.234           359,004
                                                       2005      1.189          1.195           658,183
                                                       2004      1.137          1.189           718,963
                                                       2003      1.039          1.137           641,867
                                                       2002      1.011          1.039           308,520
                                                       2001      1.000          1.011            32,007

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.979          1.534           253,023
                                                       2008      1.427          0.979           266,982
                                                       2007      1.452          1.427           328,399
                                                       2006      1.336          1.452           469,487
                                                       2005      1.329          1.336           532,888
                                                       2004      1.228          1.329           827,859
                                                       2003      0.983          1.228           750,091
                                                       2002      1.037          0.983           446,090
                                                       2001      1.000          1.037            29,916

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.584          1.688                --
                                                       2006      1.432          1.584            51,993
                                                       2005      1.394          1.432            61,578
                                                       2004      1.231          1.394            93,839
                                                       2003      0.885          1.231            78,918
                                                       2002      1.215          0.885            77,835
                                                       2001      1.000          1.215                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.411          1.478                --
                                                       2006      1.219          1.411           595,112
                                                       2005      1.196          1.219           710,038
                                                       2004      1.127          1.196           850,183
                                                       2003      0.827          1.127           867,910
                                                       2002      1.127          0.827           838,091
                                                       2001      1.000          1.127            74,887

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.589          1.649                --
                                                       2006      1.383          1.589         1,067,268
                                                       2005      1.368          1.383         1,103,425
                                                       2004      1.239          1.368         1,091,516
                                                       2003      1.000          1.239           207,608

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.777          1.956                --
                                                       2006      1.616          1.777           798,547
                                                       2005      1.524          1.616           848,933
                                                       2004      1.254          1.524           748,357
                                                       2003      1.000          1.254           254,809

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.398          1.463                --
                                                       2006      1.324          1.398           233,370

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.895          1.046           124,137
                                                       2008      1.458          0.895           150,349
                                                       2007      1.451          1.458           199,400

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.581          0.770           137,131
                                                       2008      1.015          0.581           175,735
                                                       2007      1.216          1.015           312,931
                                                       2006      1.003          1.216           466,627

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.958          1.212             6,991
                                                       2008      1.308          0.958             6,015
                                                       2007      1.348          1.308             5,718
                                                       2006      1.269          1.348             2,871

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.917          1.397           349,810
                                                       2008      1.579          0.917           370,486
                                                       2007      1.626          1.579           412,945
                                                       2006      1.480          1.626           453,404

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      0.946          1.328            64,050
                                                       2008      1.661          0.946            68,723
                                                       2007      1.300          1.661            51,966
                                                       2006      1.272          1.300            48,840

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.665          0.892             3,202
                                                       2008      1.057          0.665             4,006
                                                       2008      1.101          1.057             4,061
                                                       2007      1.246          1.101             1,179

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.680          0.788         1,403,629
                                                       2008      1.090          0.680         1,521,824
                                                       2007      1.073          1.090         1,670,126
                                                       2006      1.001          1.073           613,061

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.632          0.783           928,176
                                                       2008      1.053          0.632           958,675
                                                       2007      1.069          1.053         1,143,115
                                                       2006      1.002          1.069            27,728

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.817          0.775                --
                                                       2008      1.454          0.817            24,483
                                                       2007      1.326          1.454             8,822
                                                       2006      1.346          1.326            10,530

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.830          1.092             1,792
                                                       2008      1.380          0.830             1,792
                                                       2007      1.265          1.380             1,792
                                                       2006      1.278          1.265                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.447          2.395            86,880
                                                       2008      3.168          1.447            96,034

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.150          1.482           131,885
                                                       2008      2.036          1.150           137,886
                                                       2007      1.945          2.036           155,426

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.085          1.258           558,683
                                                       2008      1.186          1.085           626,176
                                                       2007      1.124          1.186           610,074

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.308          1.454         2,656,466

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.053          1.278            89,295
                                                       2008      1.600          1.053            68,653
                                                       2007      1.556          1.600            95,329
                                                       2006      1.451          1.556            81,703

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.143          1.260                --
                                                       2006      1.090          1.143             1,179

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.054          1.375            78,503
                                                       2008      1.206          1.054           107,998
                                                       2007      1.154          1.206           101,535
                                                       2006      1.117          1.154           101,664

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.670          0.830           525,205
                                                       2008      0.974          0.670           523,515
                                                       2007      1.026          0.974           573,020
                                                       2006      1.003          1.026           131,901

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.535          0.783           219,833
                                                       2008      1.007          0.535           236,217
                                                       2007      0.854          1.007           249,539
                                                       2006      0.877          0.854           260,526

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.049          1.123           408,183
                                                       2008      1.110          1.049           405,274
                                                       2007      1.068          1.110           487,330
                                                       2006      1.032          1.068           635,802

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.715          0.898           174,100

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.665          0.657                --
                                                       2008      1.136          0.665            50,041
                                                       2007      1.160          1.136            48,315
                                                       2006      1.132          1.160                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.668          0.696                --
                                                       2008      1.236          0.668           157,097
                                                       2007      1.214          1.236           172,811
                                                       2006      1.201          1.214           208,263

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.882          1.051           287,175
                                                       2008      1.475          0.882           312,384
                                                       2007      1.447          1.475           383,653
                                                       2006      1.415          1.447           490,839

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.756          1.037            52,558
                                                       2008      1.144          0.756            53,083

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.624          0.804                --
                                                       2008      1.069          0.624                --
                                                       2007      1.057          1.069                --
                                                       2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.902          1.065                --
                                                       2008      1.075          0.902                --
                                                       2007      1.040          1.075                --
                                                       2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.825          1.000           104,702
                                                       2008      1.074          0.825           116,283
                                                       2007      1.046          1.074                --
                                                       2006      1.002          1.046             8,483

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.751          0.931           436,032
                                                       2008      1.075          0.751           300,985
                                                       2007      1.051          1.075           473,367
                                                       2006      1.002          1.051           293,332

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.683          0.864                --
                                                       2008      1.074          0.683                --
                                                       2007      1.056          1.074                --
                                                       2006      1.002          1.056                --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.854          1.048           150,629

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.076          1.247         1,108,857
                                                       2008      1.413          1.076         1,277,298
                                                       2007      1.385          1.413         1,770,342
                                                       2006      1.299          1.385         2,329,161

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.966          1.143            43,556
                                                       2008      1.461          0.966            71,259
                                                       2007      1.385          1.461           100,257
                                                       2006      1.257          1.385            61,385

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.647          0.907           196,538
                                                       2008      1.139          0.647           226,017
                                                       2007      1.066          1.139           217,096
                                                       2006      0.998          1.066           244,796

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.119                --
                                                       2006      1.113          1.099           680,672
                                                       2005      1.113          1.113           622,991
                                                       2004      1.043          1.113           537,157
                                                       2003      1.000          1.043           241,210

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.265          1.305                --
                                                       2008      1.232          1.265         3,154,465
                                                       2007      1.156          1.232         3,525,232
                                                       2006      1.137          1.156         3,564,596
                                                       2005      1.132          1.137         4,132,025
                                                       2004      1.102          1.132         5,302,373
                                                       2003      1.071          1.102         5,603,583
                                                       2002      1.002          1.071         4,649,600
                                                       2001      1.000          1.002           359,558

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.809          1.955                --
                                                       2006      1.445          1.809           142,465
                                                       2005      1.315          1.445           208,427
                                                       2004      1.155          1.315           245,992
                                                       2003      0.917          1.155           262,993
                                                       2002      1.137          0.917           209,372
                                                       2001      1.000          1.137             4,558

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.135          2.276                --
                                                       2006      1.858          2.135           269,546
                                                       2005      1.771          1.858           342,993
                                                       2004      1.433          1.771           415,868
                                                       2003      0.977          1.433           407,261
                                                       2002      1.220          0.977           286,310
                                                       2001      1.000          1.220            98,292

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.266          1.346                --
                                                       2005      1.189          1.266            23,272
                                                       2004      1.139          1.189           101,154
                                                       2003      0.899          1.139           100,587
                                                       2002      1.206          0.899            99,352
                                                       2001      1.000          1.206            12,840

  Travelers Equity Income Subaccount (11/99).........  2006      1.348          1.415                --
                                                       2005      1.317          1.348           603,020
                                                       2004      1.224          1.317           664,550
                                                       2003      0.952          1.224           643,020
                                                       2002      1.129          0.952           397,607
                                                       2001      1.000          1.129            10,873

  Travelers Large Cap Subaccount (11/99).............  2006      1.167          1.201                --
                                                       2005      1.096          1.167           113,401
                                                       2004      1.050          1.096           141,124
                                                       2003      0.860          1.050           147,137
                                                       2002      1.137          0.860            95,934
                                                       2001      1.000          1.137             8,222

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.107          1.175                --
                                                       2005      1.000          1.107                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.020                --
                                                       2005      1.000          1.018                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.088                --
                                                       2005      1.000          1.052            14,308

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130                --
                                                       2005      1.000          1.085                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.029          1.047                --
                                                       2005      1.000          1.029                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.043          1.032                --
                                                       2005      1.050          1.043           798,327
                                                       2004      1.042          1.050         1,115,635
                                                       2003      0.981          1.042         1,082,482
                                                       2002      0.980          0.981           969,658
                                                       2001      1.000          0.980           126,164

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.249          1.324                --
                                                       2005      1.137          1.249           262,368
                                                       2004      1.002          1.137           282,156
                                                       2003      0.844          1.002           264,799
                                                       2002      1.151          0.844           226,138
                                                       2001      1.000          1.151            20,414

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      0.830          0.877                --
                                                       2005      0.822          0.830           290,467
                                                       2004      0.736          0.822            43,480
                                                       2003      0.548          0.736            29,675
                                                       2002      1.000          0.548             4,683

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.261          1.299                --
                                                       2005      1.250          1.261         2,634,731
                                                       2004      1.144          1.250         3,026,672
                                                       2003      1.002          1.144         3,043,996
                                                       2002      1.080          1.002         2,625,598
                                                       2001      1.000          1.080           476,441

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.165          1.257                --
                                                       2005      1.117          1.165            48,422
                                                       2004      1.000          1.117            23,139

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.290          1.480                --
                                                       2005      1.202          1.290           515,266
                                                       2004      1.060          1.202           451,988
                                                       2003      0.842          1.060           377,074
                                                       2002      1.000          0.842            10,138

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.370          1.451                --
                                                       2005      1.319          1.370            10,011
                                                       2004      1.212          1.319             5,416
                                                       2003      1.000          1.212                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.090                --
                                                       2005      1.000          1.037                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.108          1.117                --
                                                       2005      1.091          1.108           120,414
                                                       2004      1.000          1.091            37,354

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.047          1.091                --
                                                       2005      1.047          1.047           241,361
                                                       2004      0.970          1.047           326,300
                                                       2003      0.747          0.970           343,430
                                                       2002      1.148          0.747           286,272
                                                       2001      1.000          1.148            85,438

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278                --
                                                       2005      1.000          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269                --
                                                       2005      1.000          1.108                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.092          1.132                --
                                                       2005      1.034          1.092            33,146
                                                       2004      1.016          1.034            98,222
                                                       2003      0.826          1.016           101,564
                                                       2002      1.193          0.826           105,425
                                                       2001      1.000          1.193            46,933

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.198          1.141                --
                                                       2007      1.045          1.198            63,645
                                                       2006      1.037          1.045            96,126
                                                       2005      0.981          1.037           144,555
                                                       2004      0.935          0.981           200,083
                                                       2003      0.750          0.935           194,819
                                                       2002      1.134          0.750           156,956
                                                       2001      1.000          1.134            69,805




                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.20%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.246          1.300               --
                                                       2005      1.218          1.246            6,602
                                                       2004      1.119          1.218            6,602
                                                       2003      1.000          1.119               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.301          1.264               --
                                                       2005      1.158          1.301               --
                                                       2004      1.092          1.158               --
                                                       2003      1.000          1.092               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.173          1.633           36,458
                                                       2008      1.946          1.173           36,462
                                                       2007      1.733          1.946           36,464
                                                       2006      1.471          1.733           39,406
                                                       2005      1.318          1.471           31,945
                                                       2004      1.187          1.318            8,440
                                                       2003      1.000          1.187               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.933          1.272          210,701
                                                       2008      1.702          0.933          245,921
                                                       2007      1.549          1.702          245,928
                                                       2006      1.437          1.549          265,884
                                                       2005      1.264          1.437          265,627
                                                       2004      1.148          1.264          191,873
                                                       2003      1.000          1.148           37,830

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.902          1.158          133,050
                                                       2008      1.484          0.902          189,455
                                                       2007      1.444          1.484          198,798
                                                       2006      1.281          1.444          198,842
                                                       2005      1.238          1.281          192,713
                                                       2004      1.146          1.238           87,188
                                                       2003      1.000          1.146           38,300

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.547          1.528               --
                                                       2005      1.338          1.547               --
                                                       2004      1.144          1.338               --
                                                       2003      1.000          1.144               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.540          1.998               --
                                                       2005      1.468          1.540               --
                                                       2004      1.142          1.468               --
                                                       2003      1.000          1.142               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.403               --
                                                       2005      1.199          1.293               --
                                                       2004      1.073          1.199               --
                                                       2003      1.000          1.073               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.290          1.435               --
                                                       2005      1.197          1.290          205,418
                                                       2004      1.067          1.197          113,459
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      1.036          1.375               --
                                                       2008      1.846          1.036            6,118
                                                       2007      1.606          1.846            6,118
                                                       2006      1.471          1.606            6,118
                                                       2005      1.287          1.471            6,740
                                                       2004      1.140          1.287               --
                                                       2003      1.000          1.140               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.236          1.689              983
                                                       2008      2.091          1.236              986
                                                       2007      1.854          2.091              988
                                                       2006      1.686          1.854              991
                                                       2005      1.460          1.686               --
                                                       2004      1.197          1.460               --
                                                       2003      1.000          1.197               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.832          1.103               --
                                                       2008      1.209          0.832               --
                                                       2007      1.191          1.209               --
                                                       2006      1.030          1.191               --
                                                       2005      1.000          1.030               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.867          1.218            8,937
                                                       2008      1.542          0.867            8,076
                                                       2007      1.417          1.542            8,081
                                                       2006      1.332          1.417            8,085
                                                       2005      1.300          1.332            8,089
                                                       2004      1.192          1.300            4,958
                                                       2003      1.000          1.192               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.331          1.541               --
                                                       2005      1.230          1.331           39,624
                                                       2004      1.117          1.230            5,352
                                                       2003      1.000          1.117               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.030          2.752               --
                                                       2007      2.406          3.030            2,546
                                                       2006      1.920          2.406            4,547
                                                       2005      1.540          1.920            2,186
                                                       2004      1.262          1.540            2,186
                                                       2003      1.000          1.262               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.149          1.540          111,790
                                                       2008      1.970          1.149          113,246
                                                       2007      1.745          1.970          113,251
                                                       2006      1.468          1.745          132,316
                                                       2005      1.362          1.468          134,366
                                                       2004      1.175          1.362          124,988
                                                       2003      1.000          1.175               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.403          1.672               --
                                                       2005      1.317          1.403               --
                                                       2004      1.161          1.317               --
                                                       2003      1.000          1.161               --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      1.068          1.510               --
                                                       2008      1.946          1.068               --
                                                       2007      1.634          1.946            2,101
                                                       2006      1.474          1.634               --
                                                       2005      1.345          1.474               --
                                                       2004      1.141          1.345               --
                                                       2003      1.000          1.141               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.341          1.497               --
                                                       2005      1.318          1.341               --
                                                       2004      1.172          1.318               --
                                                       2003      1.000          1.172               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.265          1.344               --
                                                       2006      1.204          1.265               --
                                                       2005      1.158          1.204               --
                                                       2004      1.151          1.158               --
                                                       2003      1.000          1.151               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Battermarch Global Equity Subaccount
  (10/02)............................................  2009      0.850          1.005           37,179
                                                       2008      1.482          0.850           35,812
                                                       2007      1.444          1.482           34,228
                                                       2006      1.281          1.444          347,992
                                                       2005      1.229          1.281          352,330
                                                       2004      1.140          1.229          356,993
                                                       2003      1.000          1.140               --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.822          1.081           32,694
                                                       2008      1.409          0.822           42,528
                                                       2007      1.419          1.409           42,528
                                                       2006      1.334          1.419           42,528
                                                       2005      1.221          1.334           40,605
                                                       2004      1.135          1.221           40,605
                                                       2003      1.000          1.135           32,549

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      1.001          1.195           90,736
                                                       2008      1.447          1.001          222,306
                                                       2007      1.364          1.447          239,495
                                                       2006      1.215          1.364          251,899
                                                       2005      1.191          1.215          256,359
                                                       2004      1.119          1.191           92,068
                                                       2003      1.000          1.119           35,980

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.923          0.902               --
                                                       2008      1.337          0.923               --
                                                       2007      1.341          1.337            7,465

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.760          1.042            5,416
                                                       2008      1.342          0.760            5,275
                                                       2007      1.347          1.342            5,254
                                                       2006      1.212          1.347            4,184
                                                       2005      1.177          1.212           11,628
                                                       2004      1.128          1.177            7,392
                                                       2003      1.000          1.128               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.912          1.089               --
                                                       2008      1.306          0.912               --
                                                       2007      1.254          1.306               --
                                                       2006      1.087          1.254               --
                                                       2005      1.113          1.087               --
                                                       2004      1.101          1.113               --
                                                       2003      1.000          1.101               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.808          0.970          206,565
                                                       2008      1.270          0.808          205,811
                                                       2007      1.233          1.270          203,103
                                                       2006      1.140          1.233          203,212
                                                       2005      1.118          1.140          203,432
                                                       2004      1.088          1.118           32,569
                                                       2003      1.000          1.088               --

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (12/99).......................  2009      0.890          1.126          108,943
                                                       2008      1.435          0.890          147,393
                                                       2007      1.448          1.435          154,084
                                                       2006      1.268          1.448          174,852
                                                       2005      1.237          1.268          176,470
                                                       2004      1.168          1.237          135,088
                                                       2003      1.000          1.168               --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.955          1.163           14,163
                                                       2008      1.517          0.955           16,488
                                                       2007      1.492          1.517           16,516
                                                       2006      1.290          1.492           19,347
                                                       2005      1.238          1.290           19,376
                                                       2004      1.146          1.238               --
                                                       2003      1.000          1.146               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.763          1.063            3,572
                                                       2008      1.244          0.763            3,578
                                                       2007      1.208          1.244            3,583
                                                       2006      1.180          1.208            3,588
                                                       2005      1.147          1.180            3,593
                                                       2004      1.168          1.147               --
                                                       2003      1.000          1.168               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      0.988          1.314           13,254
                                                       2008      1.560          0.988           26,579
                                                       2007      1.488          1.560           26,579
                                                       2006      1.325          1.488           26,579
                                                       2005      1.251          1.325           26,174
                                                       2004      1.158          1.251            6,147
                                                       2003      1.000          1.158               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.983          1.373              768
                                                       2008      1.695          0.983            3,938
                                                       2007      1.576          1.695            3,938
                                                       2006      1.428          1.576               --
                                                       2005      1.392          1.428               --
                                                       2004      1.236          1.392               --
                                                       2003      1.000          1.236               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.878          0.853               --
                                                       2008      1.435          0.878               --
                                                       2007      1.399          1.435               --
                                                       2006      1.242          1.399               --
                                                       2005      1.218          1.242               --
                                                       2004      1.129          1.218               --
                                                       2003      1.000          1.129               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.303          1.321               --
                                                       2006      1.187          1.303            7,477
                                                       2005      1.171          1.187            7,489
                                                       2004      1.122          1.171            7,498
                                                       2003      1.000          1.122               --

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.040          1.019          168,301
                                                       2008      1.036          1.040          260,935
                                                       2007      1.009          1.036          236,624
                                                       2006      0.986          1.009          106,499
                                                       2005      0.981          0.986          109,235
                                                       2004      0.994          0.981           29,273
                                                       2003      1.000          0.994               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.769          0.884              470
                                                       2008      0.998          0.769               --
                                                       2007      1.006          0.998            4,622
                                                       2006      0.988          1.006            5,618
                                                       2005      0.987          0.988            6,103
                                                       2004      0.997          0.987            7,585
                                                       2003      1.000          0.997               --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      0.962          1.123            1,885
                                                       2008      1.139          0.962            3,681
                                                       2007      1.142          1.139            3,686
                                                       2006      1.107          1.142            3,690
                                                       2005      1.104          1.107            3,695
                                                       2004      1.057          1.104               --
                                                       2003      1.000          1.057               --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.871          1.363           33,705
                                                       2008      1.272          0.871           23,268
                                                       2007      1.296          1.272           24,822
                                                       2006      1.194          1.296          111,565
                                                       2005      1.189          1.194          106,210
                                                       2004      1.101          1.189           86,960
                                                       2003      1.000          1.101               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.582          1.685               --
                                                       2006      1.432          1.582            3,929
                                                       2005      1.395          1.432            4,326
                                                       2004      1.234          1.395               --
                                                       2003      1.000          1.234               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.457          1.526               --
                                                       2006      1.261          1.457               --
                                                       2005      1.239          1.261            8,725
                                                       2004      1.169          1.239            8,725
                                                       2003      1.000          1.169               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.456          1.510               --
                                                       2006      1.269          1.456          118,364
                                                       2005      1.256          1.269          118,369
                                                       2004      1.140          1.256          114,321
                                                       2003      1.000          1.140               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.630          1.793               --
                                                       2006      1.484          1.630           52,795
                                                       2005      1.402          1.484           48,998
                                                       2004      1.155          1.402           45,463
                                                       2003      1.000          1.155           32,578

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.513          1.583               --
                                                       2006      1.434          1.513               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.966          1.127               --
                                                       2008      1.575          0.966               --
                                                       2007      1.570          1.575               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.579          0.765            1,042
                                                       2008      1.013          0.579              504
                                                       2007      1.215          1.013              506
                                                       2006      1.003          1.215              507

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.953          1.203              338
                                                       2008      1.303          0.953               --
                                                       2007      1.345          1.303               --
                                                       2006      1.267          1.345               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.994          1.512            1,460
                                                       2008      1.714          0.994            1,462
                                                       2007      1.768          1.714            1,465
                                                       2006      1.611          1.768            4,343

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.132          1.586               --
                                                       2008      1.991          1.132            7,798
                                                       2007      1.560          1.991            3,214
                                                       2006      1.528          1.560               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.662          0.886               --
                                                       2008      1.052          0.662               --
                                                       2008      1.097          1.052               --
                                                       2007      1.243          1.097               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.677          0.784          195,566
                                                       2008      1.087          0.677          204,163
                                                       2007      1.072          1.087          204,178
                                                       2006      1.001          1.072           66,808

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.629          0.779           67,029
                                                       2008      1.051          0.629           80,628
                                                       2007      1.068          1.051           80,634
                                                       2006      1.002          1.068               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.809          0.767               --
                                                       2008      1.441          0.809               --
                                                       2007      1.316          1.441               --
                                                       2006      1.338          1.316               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.826          1.084               --
                                                       2008      1.375          0.826               --
                                                       2007      1.262          1.375               --
                                                       2006      1.277          1.262               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.257          2.078            2,545
                                                       2008      2.756          1.257            2,546

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.166          1.500               --
                                                       2008      2.067          1.166               --
                                                       2007      1.977          2.067               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.079          1.249           27,563
                                                       2008      1.181          1.079           27,563
                                                       2007      1.120          1.181           27,563

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.206          1.339           47,751

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.972          1.178            1,945
                                                       2008      1.479          0.972            1,949
                                                       2007      1.440          1.479            1,952
                                                       2006      1.345          1.440            1,955

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.141          1.257               --
                                                       2006      1.088          1.141               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.047          1.363            3,083
                                                       2008      1.199          1.047            3,471
                                                       2007      1.149          1.199            5,365
                                                       2006      1.114          1.149            6,248

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.667          0.825          153,164
                                                       2008      0.972          0.667          250,493
                                                       2007      1.025          0.972          262,541
                                                       2006      1.003          1.025          292,254

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.817          1.193            3,234
                                                       2008      1.540          0.817            3,240
                                                       2007      1.307          1.540            3,245
                                                       2006      1.344          1.307            3,249

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.027          1.098           69,444
                                                       2008      1.089          1.027          191,299
                                                       2007      1.049          1.089          198,449
                                                       2006      1.015          1.049          205,183

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.758          0.951               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.733          0.723               --
                                                       2008      1.253          0.733               --
                                                       2007      1.282          1.253               --
                                                       2006      1.252          1.282               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.709          0.738               --
                                                       2008      1.313          0.709               --
                                                       2007      1.292          1.313               --
                                                       2006      1.280          1.292               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.809          0.964               --
                                                       2008      1.356          0.809               --
                                                       2007      1.332          1.356               --
                                                       2006      1.304          1.332               --

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.895          1.225           25,165
                                                       2008      1.355          0.895           25,165

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.621          0.799               --
                                                       2008      1.067          0.621               --
                                                       2007      1.056          1.067               --
                                                       2006      1.002          1.056               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.898          1.059               --
                                                       2008      1.072          0.898               --
                                                       2007      1.038          1.072            9,515
                                                       2006      1.001          1.038               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.822          0.994               --
                                                       2008      1.071          0.822               --
                                                       2007      1.045          1.071               --
                                                       2006      1.002          1.045               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.748          0.926               --
                                                       2008      1.072          0.748               --
                                                       2007      1.050          1.072               --
                                                       2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.680          0.859               --
                                                       2008      1.072          0.680               --
                                                       2007      1.055          1.072               --
                                                       2006      1.002          1.055               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.882          1.080               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.006          1.164           65,388
                                                       2008      1.323          1.006           65,394
                                                       2007      1.299          1.323           69,849
                                                       2006      1.220          1.299           69,860

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.959          1.133               --
                                                       2008      1.453          0.959               --
                                                       2007      1.380          1.453               --
                                                       2006      1.254          1.380               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.645          0.902               --
                                                       2008      1.136          0.645               --
                                                       2007      1.064          1.136               --
                                                       2006      0.998          1.064               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.096          1.115               --
                                                       2006      1.112          1.096           27,563
                                                       2005      1.114          1.112           27,563
                                                       2004      1.045          1.114               --
                                                       2003      1.000          1.045               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.167          1.203               --
                                                       2008      1.138          1.167            6,534
                                                       2007      1.070          1.138            7,973
                                                       2006      1.053          1.070            9,240
                                                       2005      1.051          1.053            9,400
                                                       2004      1.024          1.051            6,562
                                                       2003      1.000          1.024               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.839          1.987               --
                                                       2006      1.472          1.839               --
                                                       2005      1.341          1.472               --
                                                       2004      1.180          1.341               --
                                                       2003      1.000          1.180               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.833          1.954               --
                                                       2006      1.598          1.833               --
                                                       2005      1.526          1.598               --
                                                       2004      1.236          1.526               --
                                                       2003      1.000          1.236               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.259          1.338               --
                                                       2005      1.184          1.259               --
                                                       2004      1.136          1.184               --
                                                       2003      1.000          1.136               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.243          1.304               --
                                                       2005      1.217          1.243               --
                                                       2004      1.132          1.217               --
                                                       2003      1.000          1.132               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.244          1.280               --
                                                       2005      1.170          1.244               --
                                                       2004      1.123          1.170               --
                                                       2003      1.000          1.123               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.173               --
                                                       2005      1.000          1.105               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.019               --
                                                       2005      1.000          1.017               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.086               --
                                                       2005      1.000          1.051               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.128               --
                                                       2005      1.000          1.084               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.046               --
                                                       2005      1.000          1.028               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.026          1.015               --
                                                       2005      1.035          1.026          207,895
                                                       2004      1.029          1.035           41,357
                                                       2003      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.353          1.434               --
                                                       2005      1.235          1.353               --
                                                       2004      1.089          1.235               --
                                                       2003      1.000          1.089               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.273          1.344               --
                                                       2005      1.263          1.273            3,253
                                                       2004      1.131          1.263               --
                                                       2003      1.000          1.131               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.184          1.220               --
                                                       2005      1.176          1.184           69,872
                                                       2004      1.078          1.176            4,470
                                                       2003      1.000          1.078               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.163          1.254               --
                                                       2005      1.116          1.163               --
                                                       2004      1.000          1.116               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.405          1.611               --
                                                       2005      1.311          1.405            1,469
                                                       2004      1.158          1.311               --
                                                       2003      1.000          1.158               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.270          1.345               --
                                                       2005      1.225          1.270            1,959
                                                       2004      1.126          1.225              164
                                                       2003      1.000          1.126               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.088               --
                                                       2005      1.000          1.036               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.105          1.114               --
                                                       2005      1.090          1.105            6,615
                                                       2004      1.000          1.090            7,982

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.201          1.251               --
                                                       2005      1.203          1.201               --
                                                       2004      1.116          1.203               --
                                                       2003      1.000          1.116               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.277               --
                                                       2005      1.000          1.111               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.267               --
                                                       2005      1.000          1.107               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.209          1.252               --
                                                       2005      1.146          1.209               --
                                                       2004      1.128          1.146               --
                                                       2003      1.000          1.128               --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.419          1.351               --
                                                       2007      1.240          1.419           25,165
                                                       2006      1.233          1.240           29,606
                                                       2005      1.167          1.233           29,606
                                                       2004      1.115          1.167           29,606
                                                       2003      1.000          1.115               --




                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.10%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2009      1.304          1.304                --
                                                       2008      1.304          1.304                --
                                                       2006      1.249          1.304                --
                                                       2005      1.220          1.249            29,615
                                                       2004      1.120          1.220             4,812
                                                       2003      1.000          1.120                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.304          1.269                --
                                                       2005      1.159          1.304                --
                                                       2004      1.093          1.159                --
                                                       2003      1.000          1.093                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.179          1.643           195,446
                                                       2008      1.955          1.179           288,225
                                                       2007      1.738          1.955           310,264
                                                       2006      1.474          1.738           310,194
                                                       2005      1.319          1.474           212,785
                                                       2004      1.187          1.319           120,005
                                                       2003      1.000          1.187            75,501

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.938          1.281         1,054,414
                                                       2008      1.710          0.938         1,274,695
                                                       2007      1.554          1.710         1,391,037
                                                       2006      1.440          1.554         1,396,522
                                                       2005      1.266          1.440           886,386
                                                       2004      1.149          1.266           324,421
                                                       2003      1.000          1.149            87,646

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.907          1.165           665,171
                                                       2008      1.490          0.907           708,281
                                                       2007      1.449          1.490           746,239
                                                       2006      1.284          1.449           750,829
                                                       2005      1.239          1.284           505,039
                                                       2004      1.147          1.239           232,783
                                                       2003      1.000          1.147            87,906

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.551          1.532                --
                                                       2005      1.340          1.551            73,943
                                                       2004      1.145          1.340                --
                                                       2003      1.000          1.145                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.543          2.004                --
                                                       2005      1.470          1.543             1,987
                                                       2004      1.143          1.470                --
                                                       2003      1.000          1.143                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406                --
                                                       2005      1.201          1.295            15,490
                                                       2004      1.074          1.201                --
                                                       2003      1.000          1.074                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.439                --
                                                       2005      1.199          1.293           138,448
                                                       2004      1.067          1.199                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      1.042          1.384           386,286
                                                       2008      1.854          1.042           414,250
                                                       2007      1.611          1.854           539,566
                                                       2006      1.474          1.611           537,902
                                                       2005      1.288          1.474           226,388
                                                       2004      1.141          1.288            21,572
                                                       2003      1.000          1.141                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.242          1.700            85,778
                                                       2008      2.101          1.242            56,548
                                                       2007      1.860          2.101           133,709
                                                       2006      1.690          1.860           110,289
                                                       2005      1.462          1.690            65,896
                                                       2004      1.198          1.462             4,757
                                                       2003      1.000          1.198                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.835          1.109           449,288
                                                       2008      1.212          0.835           475,499
                                                       2007      1.193          1.212           605,725
                                                       2006      1.031          1.193           595,396
                                                       2005      1.000          1.031           211,695

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.872          1.226            45,868
                                                       2008      1.548          0.872           141,504
                                                       2007      1.422          1.548           143,793
                                                       2006      1.336          1.422           143,990
                                                       2005      1.302          1.336           116,970
                                                       2004      1.192          1.302            94,927
                                                       2003      1.000          1.192            72,821

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547                --
                                                       2005      1.232          1.334           279,090
                                                       2004      1.117          1.232            40,828
                                                       2003      1.000          1.117                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.044          2.765                --
                                                       2007      2.414          3.044            99,964
                                                       2006      1.924          2.414           109,390
                                                       2005      1.542          1.924            39,664
                                                       2004      1.263          1.542                --
                                                       2003      1.000          1.263                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.155          1.550           304,453
                                                       2008      1.979          1.155           316,483
                                                       2007      1.750          1.979           402,806
                                                       2006      1.472          1.750           352,954
                                                       2005      1.364          1.472           172,546
                                                       2004      1.175          1.364            10,115
                                                       2003      1.000          1.175                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.406          1.678                --
                                                       2005      1.319          1.406           121,975
                                                       2004      1.161          1.319                --
                                                       2003      1.000          1.161                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      1.074          1.519            28,855
                                                       2008      1.954          1.074            34,443
                                                       2007      1.639          1.954            34,743
                                                       2006      1.478          1.639            35,308
                                                       2005      1.347          1.478            33,744
                                                       2004      1.142          1.347                --
                                                       2003      1.000          1.142                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502                --
                                                       2005      1.320          1.344           107,190
                                                       2004      1.173          1.320             4,856
                                                       2003      1.000          1.173                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.269          1.349                --
                                                       2006      1.207          1.269                --
                                                       2005      1.160          1.207                --
                                                       2004      1.151          1.160                --
                                                       2003      1.000          1.151                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Battermarch Global Equity Subaccount
  (10/02)............................................  2009      0.855          1.012            41,593
                                                       2008      1.488          0.855            52,394
                                                       2007      1.449          1.488            62,409
                                                       2006      1.284          1.449           106,317
                                                       2005      1.231          1.284           133,019
                                                       2004      1.140          1.231           121,998
                                                       2003      1.000          1.140                --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.826          1.088           231,614
                                                       2008      1.415          0.826           235,408
                                                       2007      1.424          1.415           271,599
                                                       2006      1.337          1.424           260,345
                                                       2005      1.223          1.337           165,349
                                                       2004      1.136          1.223            67,772
                                                       2003      1.000          1.136                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      1.006          1.203           164,808
                                                       2008      1.453          1.006           106,290
                                                       2007      1.369          1.453           124,725
                                                       2006      1.218          1.369           123,708
                                                       2005      1.192          1.218            52,018
                                                       2004      1.119          1.192            26,682
                                                       2003      1.000          1.119                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.928          0.907                --
                                                       2008      1.343          0.928            90,653
                                                       2007      1.347          1.343           101,562

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.764          1.049           620,974
                                                       2008      1.348          0.764           672,883
                                                       2007      1.352          1.348           782,567
                                                       2006      1.215          1.352           903,680
                                                       2005      1.179          1.215         1,116,130
                                                       2004      1.129          1.179         1,079,685
                                                       2003      1.000          1.129           120,387

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.917          1.096            19,904
                                                       2008      1.312          0.917            21,607
                                                       2007      1.258          1.312            20,726
                                                       2006      1.090          1.258            21,440
                                                       2005      1.115          1.090            21,979
                                                       2004      1.101          1.115            57,419
                                                       2003      1.000          1.101                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.813          0.976           675,141
                                                       2008      1.276          0.813           709,391
                                                       2007      1.237          1.276           742,354
                                                       2006      1.143          1.237           771,021
                                                       2005      1.120          1.143           514,612
                                                       2004      1.089          1.120           289,306
                                                       2003      1.000          1.089             1,107

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (12/99).......................  2009      0.895          1.134           207,006
                                                       2008      1.441          0.895           203,562
                                                       2007      1.453          1.441           233,632
                                                       2006      1.271          1.453           194,665
                                                       2005      1.238          1.271            60,849
                                                       2004      1.169          1.238            25,340
                                                       2003      1.000          1.169             2,903

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.960          1.171            10,721
                                                       2008      1.523          0.960            10,724
                                                       2007      1.498          1.523            10,724
                                                       2006      1.293          1.498            10,724
                                                       2005      1.240          1.293             5,937
                                                       2004      1.147          1.240                --
                                                       2003      1.000          1.147                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.767          1.070            47,798
                                                       2008      1.250          0.767            49,039
                                                       2007      1.212          1.250            48,526
                                                       2006      1.183          1.212            48,629
                                                       2005      1.148          1.183            19,378
                                                       2004      1.169          1.148            46,877
                                                       2003      1.000          1.169                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      0.993          1.322            27,754
                                                       2008      1.567          0.993            27,987
                                                       2007      1.494          1.567            27,537
                                                       2006      1.328          1.494            29,210
                                                       2005      1.252          1.328            27,263
                                                       2004      1.158          1.252            23,009
                                                       2003      1.000          1.158                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.989          1.382            18,520
                                                       2008      1.703          0.989            18,905
                                                       2007      1.581          1.703            18,508
                                                       2006      1.432          1.581            11,063
                                                       2005      1.394          1.432            11,063
                                                       2004      1.236          1.394                --
                                                       2003      1.000          1.236                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.882          0.858                --
                                                       2008      1.442          0.882            61,652
                                                       2007      1.403          1.442            61,718
                                                       2006      1.245          1.403            62,113
                                                       2005      1.219          1.245            60,652
                                                       2004      1.130          1.219            54,008
                                                       2003      1.000          1.130                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.308          1.327                --
                                                       2006      1.189          1.308           121,267
                                                       2005      1.173          1.189           123,127
                                                       2004      1.122          1.173           216,831
                                                       2003      1.000          1.122                --

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.045          1.026           518,350
                                                       2008      1.040          1.045           492,543
                                                       2007      1.013          1.040            68,075
                                                       2006      0.989          1.013            72,872
                                                       2005      0.982          0.989            78,034
                                                       2004      0.994          0.982                --
                                                       2003      1.000          0.994                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.773          0.889            48,279
                                                       2008      1.002          0.773            48,261
                                                       2007      1.010          1.002            47,967
                                                       2006      0.990          1.010            52,538
                                                       2005      0.988          0.990            45,856
                                                       2004      0.997          0.988            31,864
                                                       2003      1.000          0.997             2,406

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      0.968          1.131            36,444
                                                       2008      1.144          0.968            37,673
                                                       2007      1.145          1.144            37,673
                                                       2006      1.110          1.145            37,673
                                                       2005      1.105          1.110            37,673
                                                       2004      1.057          1.105            55,100
                                                       2003      1.000          1.057                --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.876          1.371           179,563
                                                       2008      1.277          0.876           227,671
                                                       2007      1.301          1.277           262,834
                                                       2006      1.197          1.301           267,209
                                                       2005      1.191          1.197           186,636
                                                       2004      1.101          1.191           102,072
                                                       2003      1.000          1.101             2,546

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.587          1.691                --
                                                       2006      1.436          1.587             7,708
                                                       2005      1.397          1.436             4,371
                                                       2004      1.234          1.397             1,478
                                                       2003      1.000          1.234             1,397

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.462          1.532                --
                                                       2006      1.264          1.462                --
                                                       2005      1.241          1.264            37,563
                                                       2004      1.170          1.241            37,563
                                                       2003      1.000          1.170                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.461          1.515                --
                                                       2006      1.272          1.461           115,005
                                                       2005      1.258          1.272           107,753
                                                       2004      1.140          1.258                --
                                                       2003      1.000          1.140                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.635          1.799                --
                                                       2006      1.488          1.635           199,359
                                                       2005      1.404          1.488           173,124
                                                       2004      1.156          1.404            42,026
                                                       2003      1.000          1.156                --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.518          1.589                --
                                                       2006      1.438          1.518                --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.971          1.134                --
                                                       2008      1.582          0.971                --
                                                       2007      1.576          1.582                --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.581          0.768                --
                                                       2008      1.014          0.581                --
                                                       2007      1.216          1.014            60,280
                                                       2006      1.003          1.216            34,117

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.956          1.209             1,955
                                                       2008      1.306          0.956             1,957
                                                       2007      1.347          1.306                --
                                                       2006      1.268          1.347                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.999          1.521           147,125
                                                       2008      1.722          0.999           154,804
                                                       2007      1.774          1.722           152,304
                                                       2006      1.615          1.774           125,236

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.138          1.596            48,101
                                                       2008      2.000          1.138            61,842
                                                       2007      1.565          2.000            63,316
                                                       2006      1.532          1.565            69,085

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.664          0.890                --
                                                       2008      1.055          0.664                --
                                                       2008      1.100          1.055                --
                                                       2007      1.245          1.100                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.679          0.787           539,189
                                                       2008      1.089          0.679           660,398
                                                       2007      1.072          1.089           795,549
                                                       2006      1.001          1.072           655,788

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.631          0.782           250,826
                                                       2008      1.052          0.631           278,321
                                                       2007      1.068          1.052           287,555
                                                       2006      1.002          1.068                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.813          0.771                --
                                                       2008      1.448          0.813                --
                                                       2007      1.321          1.448                --
                                                       2006      1.342          1.321                --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.829          1.089                --
                                                       2008      1.379          0.829                --
                                                       2007      1.264          1.379                --
                                                       2006      1.278          1.264                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.264          2.091            73,803
                                                       2008      2.769          1.264           154,882

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.172          1.510               695
                                                       2008      2.077          1.172               696
                                                       2007      1.984          2.077                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.085          1.257           289,744
                                                       2008      1.186          1.085           280,038
                                                       2007      1.124          1.186           307,968

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.213          1.347         1,004,038

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.977          1.185                --
                                                       2008      1.485          0.977                --
                                                       2007      1.445          1.485                --
                                                       2006      1.348          1.445                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.142          1.259                --
                                                       2006      1.089          1.142                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.052          1.371           336,639
                                                       2008      1.203          1.052           329,226
                                                       2007      1.153          1.203           482,222
                                                       2006      1.116          1.153           475,545

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.669          0.828           301,892
                                                       2008      0.974          0.669           316,896
                                                       2007      1.025          0.974           346,054
                                                       2006      1.003          1.025           335,357

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.822          1.201             5,007
                                                       2008      1.546          0.822             5,011
                                                       2007      1.312          1.546             6,145
                                                       2006      1.348          1.312             7,142

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.033          1.105           134,730
                                                       2008      1.093          1.033           135,379
                                                       2007      1.052          1.093            43,107
                                                       2006      1.017          1.052            43,115

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.763          0.957             7,821

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.737          0.727                --
                                                       2008      1.259          0.737                --
                                                       2007      1.287          1.259                --
                                                       2006      1.256          1.287                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.713          0.743                --
                                                       2008      1.319          0.713             7,819
                                                       2007      1.296          1.319             7,232
                                                       2006      1.283          1.296             7,020

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.814          0.970            32,795
                                                       2008      1.362          0.814            38,386
                                                       2007      1.337          1.362            37,443
                                                       2006      1.308          1.337            45,657

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.900          1.233             4,104
                                                       2008      1.361          0.900             4,088

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.623          0.802                --
                                                       2008      1.068          0.623                --
                                                       2007      1.057          1.068                --
                                                       2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.900          1.063                --
                                                       2008      1.074          0.900                --
                                                       2007      1.039          1.074                --
                                                       2006      1.001          1.039                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.824          0.998                --
                                                       2008      1.073          0.824                --
                                                       2007      1.046          1.073                --
                                                       2006      1.002          1.046                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.750          0.930                --
                                                       2008      1.074          0.750                --
                                                       2007      1.051          1.074                --
                                                       2006      1.002          1.051                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.682          0.862                --
                                                       2008      1.074          0.682                --
                                                       2007      1.056          1.074            65,004
                                                       2006      1.002          1.056            64,097

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.887          1.087             8,358

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.011          1.172           290,963
                                                       2008      1.329          1.011           384,413
                                                       2007      1.303          1.329           436,817
                                                       2006      1.223          1.303           522,955

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.963          1.140           152,921
                                                       2008      1.458          0.963           196,369
                                                       2007      1.384          1.458           199,040
                                                       2006      1.256          1.384           206,155

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.647          0.906                --
                                                       2008      1.138          0.647                --
                                                       2007      1.065          1.138                --
                                                       2006      0.998          1.065                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.120                --
                                                       2006      1.115          1.099           308,701
                                                       2005      1.115          1.115           222,028
                                                       2004      1.046          1.115            35,218
                                                       2003      1.000          1.046             4,700

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.173          1.210                --
                                                       2008      1.143          1.173           952,015
                                                       2007      1.073          1.143           930,897
                                                       2006      1.056          1.073           949,462
                                                       2005      1.052          1.056           830,620
                                                       2004      1.024          1.052           196,452
                                                       2003      1.000          1.024            10,207

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.845          1.995                --
                                                       2006      1.475          1.845                --
                                                       2005      1.343          1.475                --
                                                       2004      1.180          1.343                --
                                                       2003      1.000          1.180                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.839          1.961                --
                                                       2006      1.601          1.839            13,289
                                                       2005      1.528          1.601            13,871
                                                       2004      1.236          1.528             1,314
                                                       2003      1.000          1.236             1,436

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.262          1.342                --
                                                       2005      1.185          1.262                --
                                                       2004      1.136          1.185                --
                                                       2003      1.000          1.136                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.246          1.308                --
                                                       2005      1.218          1.246            45,518
                                                       2004      1.132          1.218                --
                                                       2003      1.000          1.132                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.247          1.283                --
                                                       2005      1.172          1.247             1,666
                                                       2004      1.123          1.172                --
                                                       2003      1.000          1.123                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.106          1.174                --
                                                       2005      1.000          1.106                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.020                --
                                                       2005      1.000          1.017                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.087                --
                                                       2005      1.000          1.051                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.129                --
                                                       2005      1.000          1.084                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.047                --
                                                       2005      1.000          1.028                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.029          1.017                --
                                                       2005      1.036          1.029            34,785
                                                       2004      1.029          1.036            26,629
                                                       2003      1.000          1.029                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.357          1.438                --
                                                       2005      1.236          1.357                --
                                                       2004      1.090          1.236                --
                                                       2003      1.000          1.090                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.276          1.348                --
                                                       2005      1.264          1.276             6,041
                                                       2004      1.132          1.264                --
                                                       2003      1.000          1.132                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.187          1.223                --
                                                       2005      1.177          1.187           358,857
                                                       2004      1.078          1.177           114,230
                                                       2003      1.000          1.078            81,699

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.164          1.256                --
                                                       2005      1.117          1.164           222,621
                                                       2004      1.000          1.117                --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.408          1.615                --
                                                       2005      1.313          1.408            67,392
                                                       2004      1.158          1.313                --
                                                       2003      1.000          1.158                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348                --
                                                       2005      1.226          1.273            24,893
                                                       2004      1.127          1.226                --
                                                       2003      1.000          1.127                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.089                --
                                                       2005      1.000          1.036                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.107          1.116                --
                                                       2005      1.091          1.107           126,564
                                                       2004      1.000          1.091                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.204          1.254                --
                                                       2005      1.205          1.204                --
                                                       2004      1.116          1.205                --
                                                       2003      1.000          1.116                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278                --
                                                       2005      1.000          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268                --
                                                       2005      1.000          1.107                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.212          1.256                --
                                                       2005      1.148          1.212            20,157
                                                       2004      1.128          1.148                --
                                                       2003      1.000          1.128                --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.425          1.358                --
                                                       2007      1.244          1.425             3,859
                                                       2006      1.236          1.244             3,855
                                                       2005      1.169          1.236             3,267
                                                       2004      1.115          1.169             3,336
                                                       2003      1.000          1.115             2,893




                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.25%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.380          1.440                 --
                                                       2005      1.349          1.380          2,207,542
                                                       2004      1.241          1.349          1,908,078
                                                       2003      0.960          1.241          1,179,327
                                                       2002      1.000          0.960                 --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.360          1.321                 --
                                                       2005      1.211          1.360          1,019,795
                                                       2004      1.143          1.211            676,886
                                                       2003      0.948          1.143            234,740
                                                       2002      1.000          0.948                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.283          1.786          6,413,451
                                                       2008      2.131          1.283          7,866,718
                                                       2007      1.898          2.131         10,754,051
                                                       2006      1.612          1.898         11,666,294
                                                       2005      1.445          1.612         11,519,191
                                                       2004      1.302          1.445          8,608,663
                                                       2003      0.984          1.302          3,272,115
                                                       2002      1.000          0.984                 --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.041          1.419         17,279,131
                                                       2008      1.901          1.041         20,555,168
                                                       2007      1.730          1.901         27,639,345
                                                       2006      1.606          1.730         33,178,097
                                                       2005      1.413          1.606         36,084,575
                                                       2004      1.285          1.413         27,846,095
                                                       2003      0.960          1.285         13,348,333
                                                       2002      1.000          0.960                 --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.987          1.267         18,535,140
                                                       2008      1.625          0.987         22,490,492
                                                       2007      1.582          1.625         31,610,754
                                                       2006      1.404          1.582         38,914,252
                                                       2005      1.357          1.404         42,938,409
                                                       2004      1.257          1.357         34,891,433
                                                       2003      0.971          1.257         16,543,346
                                                       2002      1.000          0.971                 --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.597          1.577                 --
                                                       2005      1.382          1.597            322,897
                                                       2004      1.183          1.382            155,337
                                                       2003      0.968          1.183            125,330
                                                       2002      1.000          0.968                 --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.773          2.300                 --
                                                       2005      1.692          1.773          1,258,475
                                                       2004      1.317          1.692            907,982
                                                       2003      1.005          1.317            517,817
                                                       2002      1.000          1.005                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.401                 --
                                                       2005      1.199          1.291          1,017,734
                                                       2004      1.073          1.199            635,300
                                                       2003      1.000          1.073             14,159

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.433                 --
                                                       2005      1.197          1.289          1,152,733
                                                       2004      1.067          1.197            585,747
                                                       2003      1.000          1.067             10,036

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      1.128          1.496          4,834,284
                                                       2008      2.010          1.128          6,046,378
                                                       2007      1.749          2.010          7,693,955
                                                       2006      1.603          1.749          9,020,390
                                                       2005      1.403          1.603          9,170,674
                                                       2004      1.244          1.403          5,398,363
                                                       2003      0.991          1.244          2,658,742
                                                       2002      1.000          0.991                 --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.372          1.875          3,621,278
                                                       2008      2.324          1.372          4,092,654
                                                       2007      2.061          2.324          5,936,210
                                                       2006      1.875          2.061          7,374,141
                                                       2005      1.625          1.875          7,786,802
                                                       2004      1.333          1.625          5,697,013
                                                       2003      0.986          1.333          2,642,834
                                                       2002      1.000          0.986                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.830          1.101          2,671,387
                                                       2008      1.207          0.830          3,281,125
                                                       2007      1.190          1.207          3,749,596
                                                       2006      1.030          1.190          2,737,922
                                                       2005      1.000          1.030          1,009,443

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.943          1.324          1,733,160
                                                       2008      1.678          0.943          1,931,467
                                                       2007      1.543          1.678          2,835,034
                                                       2006      1.452          1.543          3,420,457
                                                       2005      1.417          1.452          4,249,245
                                                       2004      1.300          1.417          4,037,292
                                                       2003      0.969          1.300          2,343,085
                                                       2002      1.000          0.969                 --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.448          1.676                 --
                                                       2005      1.340          1.448         10,316,308
                                                       2004      1.217          1.340          7,282,453
                                                       2003      0.994          1.217          4,035,760
                                                       2002      1.000          0.994                 --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.450          3.132                 --
                                                       2007      2.740          3.450          2,318,232
                                                       2006      2.188          2.740          2,629,984
                                                       2005      1.756          2.188          2,655,308
                                                       2004      1.440          1.756          1,329,055
                                                       2003      1.000          1.440            459,909

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.247          1.671          4,419,728
                                                       2008      2.139          1.247          5,349,549
                                                       2007      1.895          2.139          7,187,435
                                                       2006      1.596          1.895          8,555,322
                                                       2005      1.481          1.596          8,963,221
                                                       2004      1.278          1.481          6,219,902
                                                       2003      0.989          1.278          2,712,781
                                                       2002      1.000          0.989                 --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.524          1.815                 --
                                                       2005      1.431          1.524          2,988,510
                                                       2004      1.262          1.431          1,026,327
                                                       2003      0.976          1.262            293,882
                                                       2002      1.000          0.976                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      1.209          1.708            252,749
                                                       2008      2.203          1.209            328,215
                                                       2007      1.851          2.203            343,923
                                                       2006      1.671          1.851            328,486
                                                       2005      1.525          1.671            397,701
                                                       2004      1.295          1.525            319,453
                                                       2003      0.983          1.295            219,841
                                                       2002      1.000          0.983                 --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.517          1.693                 --
                                                       2005      1.492          1.517          1,705,579
                                                       2004      1.328          1.492          1,245,948
                                                       2003      1.000          1.328            374,664

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.383          1.469                 --
                                                       2006      1.318          1.383            563,380
                                                       2005      1.268          1.318            480,171
                                                       2004      1.260          1.268            448,712
                                                       2003      0.960          1.260            359,025
                                                       2002      1.000          0.960                 --

Legg Mason Partners Variable Equity Trust
  LMPVET Battermarch Global Equity Subaccount
  (10/02)............................................  2009      0.922          1.089          5,348,496
                                                       2008      1.606          0.922          6,163,610
                                                       2007      1.566          1.606          8,736,918
                                                       2006      1.390          1.566         10,546,462
                                                       2005      1.335          1.390         11,577,357
                                                       2004      1.238          1.335          8,533,561
                                                       2003      0.962          1.238          2,738,011
                                                       2002      1.000          0.962                 --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.903          1.188          8,161,893
                                                       2008      1.549          0.903         10,087,557
                                                       2007      1.561          1.549         16,790,158
                                                       2006      1.467          1.561         21,236,684
                                                       2005      1.344          1.467         25,412,629
                                                       2004      1.250          1.344         22,751,474
                                                       2003      0.951          1.250         11,494,472
                                                       2002      1.000          0.951                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      1.061          1.267          6,445,462
                                                       2008      1.535          1.061          5,061,103
                                                       2007      1.448          1.535          7,070,990
                                                       2006      1.290          1.448          8,820,264
                                                       2005      1.265          1.290         10,510,932
                                                       2004      1.190          1.265          9,600,984
                                                       2003      0.977          1.190          5,322,604
                                                       2002      1.000          0.977                 --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.995          0.972                 --
                                                       2008      1.443          0.995          2,930,315
                                                       2007      1.447          1.443          4,439,814

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.836          1.147         23,651,308
                                                       2008      1.479          0.836         27,785,327
                                                       2007      1.485          1.479         41,111,069
                                                       2006      1.337          1.485         51,864,816
                                                       2005      1.299          1.337         65,845,300
                                                       2004      1.245          1.299         61,022,190
                                                       2003      0.969          1.245         30,761,271
                                                       2002      1.000          0.969                 --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.961          1.147            772,262
                                                       2008      1.376          0.961            897,124
                                                       2007      1.323          1.376          1,242,260
                                                       2006      1.147          1.323          1,416,387
                                                       2005      1.175          1.147          1,622,405
                                                       2004      1.163          1.175          1,589,909
                                                       2003      0.963          1.163            975,740
                                                       2002      1.000          0.963                 --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.865          1.037         19,428,974
                                                       2008      1.360          0.865         22,097,104
                                                       2007      1.320          1.360         31,555,909
                                                       2006      1.222          1.320         40,017,095
                                                       2005      1.199          1.222         53,081,546
                                                       2004      1.168          1.199         49,565,817
                                                       2003      0.979          1.168         24,217,295
                                                       2002      1.000          0.979                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (12/99).......................  2009      0.995          1.258          7,664,544
                                                       2008      1.605          0.995          9,528,019
                                                       2007      1.621          1.605         14,736,423
                                                       2006      1.419          1.621         14,682,258
                                                       2005      1.385          1.419         17,117,375
                                                       2004      1.309          1.385         16,184,891
                                                       2003      0.966          1.309          7,989,991
                                                       2002      1.000          0.966                 --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      1.031          1.255          1,458,721
                                                       2008      1.637          1.031          1,626,807
                                                       2007      1.612          1.637          2,279,472
                                                       2006      1.394          1.612          2,883,317
                                                       2005      1.338          1.394          4,364,648
                                                       2004      1.240          1.338          4,367,573
                                                       2003      0.958          1.240          1,988,012
                                                       2002      1.000          0.958                 --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.890          1.238          2,957,488
                                                       2008      1.451          0.890          3,692,461
                                                       2007      1.409          1.451          5,938,566
                                                       2006      1.378          1.409          7,587,073
                                                       2005      1.339          1.378          9,104,409
                                                       2004      1.365          1.339          9,771,190
                                                       2003      0.946          1.365          7,010,022
                                                       2002      1.000          0.946                 --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      1.054          1.402          1,385,852
                                                       2008      1.666          1.054          1,545,985
                                                       2007      1.591          1.666          2,889,218
                                                       2006      1.417          1.591          3,774,438
                                                       2005      1.338          1.417          4,280,078
                                                       2004      1.239          1.338          4,060,031
                                                       2003      0.977          1.239          2,093,102
                                                       2002      1.000          0.977                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      1.120          1.564          1,026,312
                                                       2008      1.933          1.120          1,247,935
                                                       2007      1.797          1.933          2,148,030
                                                       2006      1.630          1.797          1,742,629
                                                       2005      1.589          1.630          2,997,641
                                                       2004      1.412          1.589          2,444,392
                                                       2003      0.970          1.412          1,138,526
                                                       2002      1.000          0.970                 --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.936          0.909                 --
                                                       2008      1.532          0.936          3,118,573
                                                       2007      1.493          1.532          4,272,623
                                                       2006      1.327          1.493          4,956,784
                                                       2005      1.302          1.327          5,893,196
                                                       2004      1.208          1.302          5,225,862
                                                       2003      0.967          1.208          3,484,316
                                                       2002      1.000          0.967                 --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.407          1.425                 --
                                                       2006      1.282          1.407          5,710,696
                                                       2005      1.266          1.282          7,098,282
                                                       2004      1.213          1.266          5,749,368
                                                       2003      0.961          1.213          2,581,176
                                                       2002      1.000          0.961                 --

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.027          1.006          5,645,192
                                                       2008      1.023          1.027         11,010,605
                                                       2007      0.998          1.023         10,346,986
                                                       2006      0.975          0.998          7,327,426
                                                       2005      0.970          0.975          7,484,727
                                                       2004      0.984          0.970          6,463,205
                                                       2003      0.999          0.984          2,711,497
                                                       2002      1.000          0.999                 --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.767          0.881          1,754,680
                                                       2008      0.995          0.767          2,110,862
                                                       2007      1.005          0.995          3,178,256
                                                       2006      0.987          1.005          4,151,183
                                                       2005      0.986          0.987          4,447,365
                                                       2004      0.997          0.986          2,937,368
                                                       2003      1.000          0.997            158,070

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      1.002          1.169          2,068,882
                                                       2008      1.187          1.002          2,786,947
                                                       2007      1.190          1.187          4,089,523
                                                       2006      1.155          1.190          4,885,021
                                                       2005      1.152          1.155          6,531,392
                                                       2004      1.103          1.152          6,205,290
                                                       2003      1.010          1.103          3,210,667
                                                       2002      1.000          1.010                 --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.991          1.550          3,429,824
                                                       2008      1.448          0.991          4,401,834
                                                       2007      1.476          1.448          6,593,186
                                                       2006      1.361          1.476          8,814,668
                                                       2005      1.356          1.361         11,436,070
                                                       2004      1.256          1.356         11,781,817
                                                       2003      1.007          1.256          8,240,112
                                                       2002      1.000          1.007                 --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.731          1.844                 --
                                                       2006      1.568          1.731          1,107,608
                                                       2005      1.529          1.568          2,374,979
                                                       2004      1.353          1.529          1,792,455
                                                       2003      0.974          1.353          2,095,200
                                                       2002      1.000          0.974                 --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.624          1.700                 --
                                                       2006      1.406          1.624          4,564,455
                                                       2005      1.382          1.406          5,575,091
                                                       2004      1.305          1.382          6,103,588
                                                       2003      0.960          1.305          3,027,981
                                                       2002      1.000          0.960                 --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.578          1.636                 --
                                                       2006      1.376          1.578          5,723,532
                                                       2005      1.363          1.376          6,713,637
                                                       2004      1.237          1.363          5,690,449
                                                       2003      1.000          1.237          2,497,243

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.764          1.940                 (2)
                                                       2006      1.608          1.764          6,279,204
                                                       2005      1.519          1.608          7,890,703
                                                       2004      1.252          1.519          5,612,052
                                                       2003      1.000          1.252          2,084,375

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.599          1.673                 --
                                                       2006      1.516          1.599            572,347

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      1.020          1.189            314,548
                                                       2008      1.664          1.020            329,358
                                                       2007      1.659          1.664            504,219

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.578          0.764          1,398,607
                                                       2008      1.012          0.578          1,564,673
                                                       2007      1.215          1.012          2,057,759
                                                       2006      1.003          1.215          2,727,553

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.951          1.201            301,313
                                                       2008      1.301          0.951            170,775
                                                       2007      1.344          1.301            254,616
                                                       2006      1.266          1.344            164,483

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.078          1.638          1,833,231
                                                       2008      1.860          1.078          2,035,846
                                                       2007      1.919          1.860          2,922,567
                                                       2006      1.749          1.919          3,087,346

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.167          1.635            802,041
                                                       2008      2.054          1.167            711,694
                                                       2007      1.610          2.054            528,860
                                                       2006      1.577          1.610            271,642

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.661          0.884            256,718
                                                       2008      1.051          0.661            255,652
                                                       2008      1.095          1.051            525,371
                                                       2007      1.242          1.095            123,065

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.676          0.783          9,621,977
                                                       2008      1.086          0.676         11,726,875
                                                       2007      1.071          1.086         16,684,897
                                                       2006      1.001          1.071         14,753,011

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.628          0.777          4,589,109
                                                       2008      1.050          0.628          5,888,411
                                                       2007      1.067          1.050          8,579,406
                                                       2006      1.002          1.067            177,197

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.868          0.823                 --
                                                       2008      1.548          0.868            493,398
                                                       2007      1.414          1.548            649,173
                                                       2006      1.438          1.414            891,373

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.824          1.082            121,676
                                                       2008      1.373          0.824            113,345
                                                       2007      1.261          1.373             27,260
                                                       2006      1.276          1.261             25,651

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.430          2.363          1,709,390
                                                       2008      3.136          1.430          1,937,905

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.231          1.584            565,386
                                                       2008      2.185          1.231            641,597
                                                       2007      2.090          2.185            906,287

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.073          1.242          4,124,179
                                                       2008      1.175          1.073          5,381,602
                                                       2007      1.115          1.175          7,087,828

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.221          1.354         17,267,374

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.041          1.261            465,030
                                                       2008      1.585          1.041            508,681
                                                       2007      1.544          1.585            656,154
                                                       2006      1.443          1.544            778,029

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.140          1.256                 --
                                                       2006      1.088          1.140             59,218

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.044          1.359          1,962,628
                                                       2008      1.197          1.044          2,928,208
                                                       2007      1.148          1.197          4,244,491
                                                       2006      1.113          1.148          4,027,463

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.666          0.824          4,263,190
                                                       2008      0.971          0.666          5,051,965
                                                       2007      1.024          0.971          7,273,283
                                                       2006      1.003          1.024          4,452,368

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.940          1.372            704,958
                                                       2008      1.773          0.940            776,099
                                                       2007      1.506          1.773            917,872
                                                       2006      1.549          1.506          1,178,119

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.071          1.144          3,922,320
                                                       2008      1.136          1.071          4,616,814
                                                       2007      1.095          1.136          6,672,228
                                                       2006      1.059          1.095          7,917,099

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.794          0.995          1,545,775

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.769          0.758                 --
                                                       2008      1.315          0.769            149,674
                                                       2007      1.347          1.315            207,446
                                                       2006      1.316          1.347            242,061

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.742          0.773                 --
                                                       2008      1.375          0.742          1,185,675
                                                       2007      1.353          1.375          1,649,269
                                                       2006      1.341          1.353          1,916,151

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.877          1.043          2,600,613
                                                       2008      1.470          0.877          3,265,721
                                                       2007      1.445          1.470          4,648,555
                                                       2006      1.414          1.445          5,773,243

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.956          1.309            288,838
                                                       2008      1.448          0.956            305,227

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.621          0.798            286,201
                                                       2008      1.066          0.621            226,154
                                                       2007      1.056          1.066            368,278
                                                       2006      1.002          1.056            435,071

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.897          1.057          1,315,103
                                                       2008      1.071          0.897          1,528,827
                                                       2007      1.038          1.071          2,114,666
                                                       2006      1.001          1.038            548,068

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.821          0.992          1,407,477
                                                       2008      1.070          0.821          1,581,657
                                                       2007      1.045          1.070          1,388,717
                                                       2006      1.002          1.045            313,622

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.747          0.925          3,354,196
                                                       2008      1.071          0.747          2,842,066
                                                       2007      1.050          1.071          2,899,623
                                                       2006      1.002          1.050          2,266,006

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.679          0.857          1,135,940
                                                       2008      1.071          0.679          1,646,865
                                                       2007      1.055          1.071          2,215,565
                                                       2006      1.002          1.055          1,236,910

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.940          1.152          2,484,256

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.045          1.209         11,175,573
                                                       2008      1.376          1.045         13,798,968
                                                       2007      1.351          1.376         19,480,847
                                                       2006      1.269          1.351         22,904,968

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.957          1.130          1,034,078
                                                       2008      1.450          0.957          1,232,671
                                                       2007      1.378          1.450          1,540,094
                                                       2006      1.252          1.378          1,650,937

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.644          0.901            650,089
                                                       2008      1.136          0.644            914,220
                                                       2007      1.064          1.136          1,241,790
                                                       2006      0.998          1.064          1,510,335

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.091          1.110                 --
                                                       2006      1.108          1.091          7,839,426
                                                       2005      1.110          1.108          9,371,512
                                                       2004      1.042          1.110          6,703,404
                                                       2003      1.000          1.042          2,567,539

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.181          1.217                 (4)
                                                       2008      1.152          1.181         18,493,972
                                                       2007      1.084          1.152         26,032,668
                                                       2006      1.067          1.084         29,856,229
                                                       2005      1.066          1.067         34,623,246
                                                       2004      1.039          1.066         28,002,666
                                                       2003      1.012          1.039         16,220,857
                                                       2002      1.000          1.012                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.945          2.101                 --
                                                       2006      1.557          1.945          1,116,025
                                                       2005      1.420          1.557          1,188,809
                                                       2004      1.249          1.420          1,202,254
                                                       2003      0.994          1.249          1,017,058
                                                       2002      1.000          0.994                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.117          2.256                 --
                                                       2006      1.846          2.117          2,003,677
                                                       2005      1.764          1.846          2,343,611
                                                       2004      1.429          1.764          1,856,317
                                                       2003      0.977          1.429          1,245,206
                                                       2002      1.000          0.977                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.353          1.438                 --
                                                       2005      1.273          1.353            960,104
                                                       2004      1.222          1.273            873,719
                                                       2003      0.967          1.222            433,041
                                                       2002      1.000          0.967                 --

  Travelers Equity Income Subaccount (11/99).........  2006      1.349          1.414                 --
                                                       2005      1.320          1.349          6,852,978
                                                       2004      1.229          1.320          5,979,259
                                                       2003      0.958          1.229          3,623,265
                                                       2002      1.000          0.958                 --

  Travelers Large Cap Subaccount (11/99).............  2006      1.304          1.341                 --
                                                       2005      1.227          1.304          1,419,278
                                                       2004      1.178          1.227          1,323,451
                                                       2003      0.966          1.178            779,722
                                                       2002      1.000          0.966                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.173                 --
                                                       2005      1.000          1.105            155,703

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.018                 --
                                                       2005      1.000          1.017            137,148

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.086                 --
                                                       2005      1.000          1.050          1,186,342

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127                 --
                                                       2005      1.000          1.083            579,581

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.045                 --
                                                       2005      1.000          1.028              8,861

  Travelers Managed Income Subaccount (11/99)........  2006      1.072          1.059                 --
                                                       2005      1.081          1.072          9,094,874
                                                       2004      1.075          1.081          8,818,009
                                                       2003      1.014          1.075          4,434,743
                                                       2002      1.000          1.014                 --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.431          1.516                 --
                                                       2005      1.306          1.431            722,175
                                                       2004      1.153          1.306            638,990
                                                       2003      0.973          1.153            354,698
                                                       2002      1.000          0.973                 --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.467          1.549                 --
                                                       2005      1.456          1.467          1,317,158
                                                       2004      1.305          1.456            493,360
                                                       2003      0.974          1.305            363,995
                                                       2002      1.000          0.974                 --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.232          1.269                 --
                                                       2005      1.224          1.232         26,866,522
                                                       2004      1.123          1.224         22,032,112
                                                       2003      0.986          1.123         11,934,543
                                                       2002      1.000          0.986                 --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.162          1.252                 --
                                                       2005      1.116          1.162          1,340,888
                                                       2004      1.000          1.116            205,842

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.526          1.749                 --
                                                       2005      1.425          1.526          3,318,807
                                                       2004      1.259          1.425          2,439,815
                                                       2003      1.001          1.259            663,587
                                                       2002      1.000          1.001                 --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.363          1.443                 --
                                                       2005      1.315          1.363            927,158
                                                       2004      1.210          1.315            613,760
                                                       2003      1.000          1.210            185,744

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.088                 --
                                                       2005      1.000          1.036             44,982

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.104          1.113                 --
                                                       2005      1.089          1.104          3,506,464
                                                       2004      1.000          1.089            528,096

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.351          1.407                 --
                                                       2005      1.354          1.351            931,184
                                                       2004      1.256          1.354            915,221
                                                       2003      0.969          1.256            764,083
                                                       2002      1.000          0.969                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.276                 --
                                                       2005      1.000          1.111             20,532

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266                 --
                                                       2005      1.000          1.106              4,691

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.270          1.316                 --
                                                       2005      1.205          1.270            357,834
                                                       2004      1.186          1.205            224,885
                                                       2003      0.966          1.186            258,633
                                                       2002      1.000          0.966                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.517          1.445                 --
                                                       2007      1.327          1.517            487,221
                                                       2006      1.319          1.327            614,293
                                                       2005      1.250          1.319            656,379
                                                       2004      1.195          1.250            610,988
                                                       2003      0.959          1.195            511,435
                                                       2002      1.000          0.959                 --




                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2009      1.051          1.051               --
                                                       2008      1.051          1.051               --
                                                       2006      1.008          1.051               --
                                                       2005      1.000          1.008               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.155          1.121               --
                                                       2005      1.000          1.155               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.888          1.234               --
                                                       2008      1.474          0.888               --
                                                       2007      1.314          1.474           12,281
                                                       2006      1.116          1.314           12,281
                                                       2005      1.000          1.116           12,281

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.740          1.008           11,675
                                                       2008      1.351          0.740           11,675
                                                       2007      1.231          1.351           23,940
                                                       2006      1.143          1.231           24,649
                                                       2005      1.000          1.143           20,595

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.729          0.935               --
                                                       2008      1.200          0.729               --
                                                       2007      1.169          1.200           28,572
                                                       2006      1.039          1.169           28,572
                                                       2005      1.000          1.039           28,572

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.165          1.150               --
                                                       2005      1.000          1.165               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.083          1.404               --
                                                       2005      1.000          1.083           14,479

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.076          1.168               --
                                                       2005      1.000          1.076               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.102          1.226               --
                                                       2005      1.000          1.102               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      0.795          1.054               --
                                                       2008      1.417          0.795               --
                                                       2007      1.234          1.417            5,986
                                                       2006      1.132          1.234            5,986
                                                       2005      1.000          1.132            5,986

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      0.831          1.135               --
                                                       2008      1.408          0.831               --
                                                       2007      1.250          1.408               --
                                                       2006      1.138          1.250               --
                                                       2005      1.000          1.138               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.829          1.098           12,572
                                                       2008      1.206          0.829           12,572
                                                       2007      1.189          1.206           12,572
                                                       2006      1.029          1.189           12,572
                                                       2005      1.000          1.029            8,420

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.682          0.957               --
                                                       2008      1.213          0.682               --
                                                       2007      1.116          1.213               --
                                                       2006      1.051          1.116               --
                                                       2005      1.000          1.051               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.079          1.248               --
                                                       2005      1.000          1.079           20,551

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      1.902          1.726               --
                                                       2007      1.511          1.902               --
                                                       2006      1.207          1.511               --
                                                       2005      1.000          1.207               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      0.835          1.119           49,685
                                                       2008      1.434          0.835           49,685
                                                       2007      1.271          1.434           69,967
                                                       2006      1.071          1.271           51,622
                                                       2005      1.000          1.071           21,549

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.061          1.263               --
                                                       2005      1.000          1.061               --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      0.797          1.125               --
                                                       2008      1.453          0.797               --
                                                       2007      1.221          1.453               --
                                                       2006      1.103          1.221               --
                                                       2005      1.000          1.103               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.028          1.147               --
                                                       2005      1.000          1.028               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.093          1.161               --
                                                       2006      1.042          1.093               --
                                                       2005      1.000          1.042               --

Legg Mason Partners Variable Equity Trust
  LMPVET Battermarch Global Equity Subaccount
  (10/02)............................................  2009      0.697          0.823          303,869
                                                       2008      1.215          0.697          303,869
                                                       2007      1.185          1.215          303,869
                                                       2006      1.052          1.185          303,869
                                                       2005      1.000          1.052           97,903

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.680          0.894               --
                                                       2008      1.167          0.680               --
                                                       2007      1.177          1.167               --
                                                       2006      1.107          1.177               --
                                                       2005      1.000          1.107               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      0.831          0.992               --
                                                       2008      1.204          0.831               --
                                                       2007      1.136          1.204               --
                                                       2006      1.013          1.136               --
                                                       2005      1.000          1.013               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.789          0.770               --
                                                       2008      1.144          0.789               --
                                                       2007      1.147          1.144               --

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.651          0.893               --
                                                       2008      1.152          0.651               --
                                                       2007      1.157          1.152               --
                                                       2006      1.042          1.157               --
                                                       2005      1.000          1.042               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.819          0.976               --
                                                       2008      1.173          0.819               --
                                                       2007      1.127          1.173               --
                                                       2006      0.978          1.127               --
                                                       2005      1.000          0.978               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.726          0.871          459,689
                                                       2008      1.143          0.726          459,689
                                                       2007      1.110          1.143          459,689
                                                       2006      1.028          1.110          459,689
                                                       2005      1.000          1.028          142,365

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (12/99).......................  2009      0.727          0.919           50,638
                                                       2008      1.173          0.727           50,638
                                                       2007      1.185          1.173           50,638
                                                       2006      1.038          1.185               --
                                                       2005      1.000          1.038               --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.771          0.938               --
                                                       2008      1.226          0.771               --
                                                       2007      1.208          1.226               --
                                                       2006      1.045          1.208               --
                                                       2005      1.000          1.045               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.679          0.945               --
                                                       2008      1.109          0.679               --
                                                       2007      1.077          1.109               --
                                                       2006      1.054          1.077               --
                                                       2005      1.000          1.054               --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      0.794          1.055               --
                                                       2008      1.255          0.794               --
                                                       2007      1.199          1.255               --
                                                       2006      1.068          1.199               --
                                                       2005      1.000          1.068               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.737          1.028               --
                                                       2008      1.272          0.737               --
                                                       2007      1.183          1.272               --
                                                       2006      1.074          1.183               --
                                                       2005      1.000          1.074               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.722          0.702               --
                                                       2008      1.183          0.722               --
                                                       2007      1.153          1.183               --
                                                       2006      1.025          1.153               --
                                                       2005      1.000          1.025               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.116          1.130               --
                                                       2006      1.017          1.116               --
                                                       2005      1.000          1.017               --

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.057          1.035               --
                                                       2008      1.054          1.057          155,624
                                                       2007      1.028          1.054               --
                                                       2006      1.005          1.028               --
                                                       2005      1.000          1.005               --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.776          0.891               --
                                                       2008      1.008          0.776               --
                                                       2007      1.018          1.008               --
                                                       2006      1.000          1.018               --
                                                       2005      1.000          1.000               --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      0.862          1.005               --
                                                       2008      1.021          0.862               --
                                                       2007      1.024          1.021               --
                                                       2006      0.994          1.024               --
                                                       2005      1.000          0.994               --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.725          1.133               --
                                                       2008      1.059          0.725               --
                                                       2007      1.081          1.059               --
                                                       2006      0.996          1.081               --
                                                       2005      1.000          0.996               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.185          1.262               --
                                                       2006      1.074          1.185               --
                                                       2005      1.000          1.074               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.192          1.248               --
                                                       2006      1.033          1.192               --
                                                       2005      1.000          1.033               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.173          1.216               --
                                                       2006      1.023          1.173               --
                                                       2005      1.000          1.023               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.176          1.294               --
                                                       2006      1.073          1.176               --
                                                       2005      1.000          1.073               --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.215          1.272               --
                                                       2006      1.153          1.215               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.775          0.902               --
                                                       2008      1.264          0.775               --
                                                       2007      1.261          1.264               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.577          0.762               --
                                                       2008      1.011          0.577               --
                                                       2007      1.214          1.011           17,665
                                                       2006      1.003          1.214           15,393

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.949          1.198               --
                                                       2008      1.299          0.949               --
                                                       2007      1.343          1.299               --
                                                       2006      1.266          1.343               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.753          1.143               --
                                                       2008      1.299          0.753               --
                                                       2007      1.341          1.299               --
                                                       2006      1.223          1.341               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      0.850          1.190               --
                                                       2008      1.497          0.850               --
                                                       2007      1.174          1.497               --
                                                       2006      1.150          1.174               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.660          0.881               --
                                                       2008      1.049          0.660               --
                                                       2008      1.094          1.049               --
                                                       2007      1.240          1.094               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.675          0.781           14,114
                                                       2008      1.085          0.675           14,114
                                                       2007      1.071          1.085           28,212
                                                       2006      1.001          1.071           28,212

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.627          0.776               --
                                                       2008      1.049          0.627               --
                                                       2007      1.067          1.049               --
                                                       2006      1.002          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.691          0.655               --
                                                       2008      1.232          0.691               --
                                                       2007      1.127          1.232               --
                                                       2006      1.146          1.127               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.823          1.079               --
                                                       2008      1.371          0.823               --
                                                       2007      1.260          1.371               --
                                                       2006      1.275          1.260               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      0.788          1.301               --
                                                       2008      1.729          0.788               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      0.865          1.112               --
                                                       2008      1.535          0.865               --
                                                       2007      1.469          1.535               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      0.957          1.107               --
                                                       2008      1.048          0.957               --
                                                       2007      0.995          1.048               --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.139          1.263           41,273

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.796          0.964               --
                                                       2008      1.213          0.796               --
                                                       2007      1.182          1.213               --
                                                       2006      1.104          1.182               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.139          1.254               --
                                                       2006      1.087          1.139               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      0.949          1.235               --
                                                       2008      1.088          0.949               --
                                                       2007      1.044          1.088           30,728
                                                       2006      1.013          1.044           30,710

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.665          0.822               --
                                                       2008      0.970          0.665               --
                                                       2007      1.024          0.970               --
                                                       2006      1.003          1.024               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.669          0.975               --
                                                       2008      1.261          0.669               --
                                                       2007      1.072          1.261               --
                                                       2006      1.103          1.072               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      0.985          1.052               --
                                                       2008      1.045          0.985               --
                                                       2007      1.008          1.045               --
                                                       2006      0.976          1.008               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.652          0.818               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.647          0.638               --
                                                       2008      1.107          0.647               --
                                                       2007      1.134          1.107               --
                                                       2006      1.108          1.134               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.610          0.635               --
                                                       2008      1.131          0.610               --
                                                       2007      1.114          1.131               --
                                                       2006      1.104          1.114               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.667          0.793               --
                                                       2008      1.119          0.667               --
                                                       2007      1.100          1.119               --
                                                       2006      1.077          1.100               --

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.777          1.062               --
                                                       2008      1.177          0.777               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.620          0.796               --
                                                       2008      1.065          0.620               --
                                                       2007      1.055          1.065               --
                                                       2006      1.002          1.055               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.896          1.055               --
                                                       2008      1.071          0.896               --
                                                       2007      1.038          1.071               --
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.819          0.990               --
                                                       2008      1.070          0.819               --
                                                       2007      1.044          1.070               --
                                                       2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.746          0.923               --
                                                       2008      1.070          0.746               --
                                                       2007      1.050          1.070               --
                                                       2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.678          0.856               --
                                                       2008      1.070          0.678               --
                                                       2007      1.054          1.070           76,274
                                                       2006      1.002          1.054           76,274

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.725          0.888               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      0.854          0.987               --
                                                       2008      1.124          0.854               --
                                                       2007      1.104          1.124           28,496
                                                       2006      1.038          1.104           28,254

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.850          1.004               --
                                                       2008      1.290          0.850               --
                                                       2007      1.226          1.290               --
                                                       2006      1.115          1.226               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.643          0.899               --
                                                       2008      1.135          0.643               --
                                                       2007      1.064          1.135               --
                                                       2006      0.998          1.064               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      0.973          0.991               --
                                                       2006      0.989          0.973               --
                                                       2005      1.000          0.989               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.102          1.136               --
                                                       2008      1.076          1.102           19,653
                                                       2007      1.012          1.076           19,653
                                                       2006      0.998          1.012           19,653
                                                       2005      1.000          0.998           13,117

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.367          1.477               --
                                                       2006      1.095          1.367               --
                                                       2005      1.000          1.095               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.207          1.286               --
                                                       2006      1.053          1.207               --
                                                       2005      1.000          1.053               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.079          1.146               --
                                                       2005      1.000          1.079               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.028          1.077               --
                                                       2005      1.000          1.028               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.074          1.104               --
                                                       2005      1.000          1.074               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.172               --
                                                       2005      1.000          1.105               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.018               --
                                                       2005      1.000          1.016               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085               --
                                                       2005      1.000          1.050               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127               --
                                                       2005      1.000          1.083           67,777

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.045               --
                                                       2005      1.000          1.027               --

  Travelers Managed Income Subaccount (11/99)........  2006      0.987          0.976               --
                                                       2005      1.000          0.987               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.089          1.153               --
                                                       2005      1.000          1.089               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.045          1.103               --
                                                       2005      1.000          1.045               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.008          1.038               --
                                                       2005      1.000          1.008           28,174

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.034          1.115               --
                                                       2005      1.000          1.034               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.067          1.223               --
                                                       2005      1.000          1.067               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.043          1.104               --
                                                       2005      1.000          1.043               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087               --
                                                       2005      1.000          1.035               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.005          1.013               --
                                                       2005      1.000          1.005           28,882

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.042          1.085               --
                                                       2005      1.000          1.042               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275               --
                                                       2005      1.000          1.110               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266               --
                                                       2005      1.000          1.106               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.070          1.108               --
                                                       2005      1.000          1.070               --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.233          1.174               --
                                                       2007      1.079          1.233               --
                                                       2006      1.073          1.079               --
                                                       2005      1.000          1.073               --

                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.35%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2009      1.295          1.295                --
                                                       2008      1.295          1.295                --
                                                       2006      1.242          1.295                --
                                                       2005      1.215          1.242           127,117
                                                       2004      1.119          1.215                --
                                                       2003      1.000          1.119                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.296          1.258                --
                                                       2005      1.155          1.296            26,995
                                                       2004      1.092          1.155                --
                                                       2003      1.000          1.092                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.164          1.617         1,820,923
                                                       2008      1.933          1.164         2,091,862
                                                       2007      1.724          1.933         1,989,234
                                                       2006      1.465          1.724         1,836,843
                                                       2005      1.315          1.465         1,155,309
                                                       2004      1.186          1.315            16,692
                                                       2003      1.000          1.186                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.925          1.260         5,253,242
                                                       2008      1.691          0.925         6,102,592
                                                       2007      1.541          1.691         6,291,384
                                                       2006      1.432          1.541         6,387,307
                                                       2005      1.261          1.432         4,141,302
                                                       2004      1.148          1.261           199,675
                                                       2003      1.000          1.148                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.895          1.147         5,244,656
                                                       2008      1.474          0.895         6,014,864
                                                       2007      1.437          1.474         6,053,884
                                                       2006      1.277          1.437         5,817,067
                                                       2005      1.235          1.277         3,864,895
                                                       2004      1.145          1.235           123,550
                                                       2003      1.000          1.145                --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.541          1.522                --
                                                       2005      1.335          1.541            71,580
                                                       2004      1.143          1.335                --
                                                       2003      1.000          1.143                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.534          1.987                --
                                                       2005      1.465          1.534           204,937
                                                       2004      1.142          1.465                --
                                                       2003      1.000          1.142                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.398                --
                                                       2005      1.197          1.289           119,651
                                                       2004      1.073          1.197             2,361
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.430                --
                                                       2005      1.195          1.286           435,371
                                                       2004      1.066          1.195             8,771
                                                       2003      1.000          1.066                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      1.028          1.362         2,700,830
                                                       2008      1.834          1.028         3,192,632
                                                       2007      1.598          1.834         3,322,160
                                                       2006      1.466          1.598         3,427,431
                                                       2005      1.284          1.466         1,869,913
                                                       2004      1.140          1.284                --
                                                       2003      1.000          1.140                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.226          1.673         1,278,955
                                                       2008      2.078          1.226         1,463,369
                                                       2007      1.844          2.078         1,566,707
                                                       2006      1.680          1.844         1,775,319
                                                       2005      1.457          1.680           964,624
                                                       2004      1.197          1.457             7,282
                                                       2003      1.000          1.197                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.827          1.096         3,073,781
                                                       2008      1.204          0.827         3,196,568
                                                       2007      1.188          1.204         3,626,465
                                                       2006      1.029          1.188         3,148,283
                                                       2005      1.000          1.029         1,585,229

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.860          1.206            85,115
                                                       2008      1.531          0.860            69,928
                                                       2007      1.410          1.531            97,128
                                                       2006      1.328          1.410            74,606
                                                       2005      1.297          1.328            43,388
                                                       2004      1.191          1.297             9,977
                                                       2003      1.000          1.191                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.326          1.534                --
                                                       2005      1.228          1.326         1,148,828
                                                       2004      1.116          1.228             8,874
                                                       2003      1.000          1.116                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.010          2.732                --
                                                       2007      2.393          3.010         1,162,246
                                                       2006      1.913          2.393         1,215,088
                                                       2005      1.537          1.913           653,223
                                                       2004      1.261          1.537             2,013
                                                       2003      1.000          1.261                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.140          1.526         1,455,035
                                                       2008      1.957          1.140         1,714,627
                                                       2007      1.736          1.957         1,903,015
                                                       2006      1.463          1.736         1,886,389
                                                       2005      1.359          1.463         1,065,779
                                                       2004      1.174          1.359             2,118
                                                       2003      1.000          1.174                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.398          1.663                --
                                                       2005      1.315          1.398           778,942
                                                       2004      1.160          1.315            13,918
                                                       2003      1.000          1.160                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      1.060          1.495            27,009
                                                       2008      1.933          1.060            29,840
                                                       2007      1.626          1.933           225,164
                                                       2006      1.469          1.626            21,008
                                                       2005      1.342          1.469            18,602
                                                       2004      1.140          1.342                --
                                                       2003      1.000          1.140                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.336          1.490                --
                                                       2005      1.315          1.336           266,233
                                                       2004      1.172          1.315                --
                                                       2003      1.000          1.172                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.258          1.336                --
                                                       2006      1.200          1.258                --
                                                       2005      1.156          1.200                --
                                                       2004      1.150          1.156                --
                                                       2003      1.000          1.150                --

Legg Mason Partners Variable Equity Trust
  LMPVET Battermarch Global Equity Subaccount
  (10/02)............................................  2009      0.844          0.996         1,427,167
                                                       2008      1.472          0.844         2,085,103
                                                       2007      1.436          1.472         2,808,938
                                                       2006      1.276          1.436         2,957,662
                                                       2005      1.226          1.276         1,546,258
                                                       2004      1.139          1.226            15,706
                                                       2003      1.000          1.139                --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.815          1.071         1,352,024
                                                       2008      1.400          0.815         1,665,293
                                                       2007      1.412          1.400         2,144,900
                                                       2006      1.329          1.412         2,177,509
                                                       2005      1.219          1.329         1,495,208
                                                       2004      1.135          1.219           135,046
                                                       2003      1.000          1.135                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      0.993          1.184           955,859
                                                       2008      1.438          0.993           965,027
                                                       2007      1.358          1.438         1,055,670
                                                       2006      1.211          1.358         1,117,601
                                                       2005      1.188          1.211         1,040,580
                                                       2004      1.118          1.188           109,070
                                                       2003      1.000          1.118                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.916          0.894                --
                                                       2008      1.329          0.916           319,764
                                                       2007      1.333          1.329           545,031

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.753          1.032         2,392,519
                                                       2008      1.333          0.753         2,666,555
                                                       2007      1.340          1.333         3,529,037
                                                       2006      1.208          1.340         3,639,218
                                                       2005      1.174          1.208         2,609,873
                                                       2004      1.128          1.174            66,010
                                                       2003      1.000          1.128                --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.905          1.079            11,666
                                                       2008      1.297          0.905            22,550
                                                       2007      1.248          1.297            74,726
                                                       2006      1.083          1.248            75,667
                                                       2005      1.111          1.083            93,532
                                                       2004      1.100          1.111            18,420
                                                       2003      1.000          1.100                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.802          0.960         4,246,017
                                                       2008      1.262          0.802         5,168,028
                                                       2007      1.227          1.262         5,904,017
                                                       2006      1.136          1.227         6,911,210
                                                       2005      1.116          1.136         4,861,747
                                                       2004      1.088          1.116           405,533
                                                       2003      1.000          1.088                --

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (12/99).......................  2009      0.883          1.116           492,325
                                                       2008      1.425          0.883           778,531
                                                       2007      1.441          1.425           918,544
                                                       2006      1.263          1.441           840,698
                                                       2005      1.234          1.263           687,139
                                                       2004      1.167          1.234            78,545
                                                       2003      1.000          1.167                --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.947          1.152           179,723
                                                       2008      1.507          0.947           179,843
                                                       2007      1.485          1.507           190,161
                                                       2006      1.285          1.485           193,377
                                                       2005      1.235          1.285           177,368
                                                       2004      1.146          1.235                --
                                                       2003      1.000          1.146                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.757          1.053           282,269
                                                       2008      1.236          0.757           404,107
                                                       2007      1.202          1.236           482,503
                                                       2006      1.176          1.202           540,044
                                                       2005      1.144          1.176           474,812
                                                       2004      1.167          1.144            17,873
                                                       2003      1.000          1.167                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      0.980          1.301           416,392
                                                       2008      1.550          0.980           539,165
                                                       2007      1.481          1.550           587,815
                                                       2006      1.321          1.481           622,298
                                                       2005      1.248          1.321           716,785
                                                       2004      1.157          1.248           250,879
                                                       2003      1.000          1.157                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.975          1.360            81,056
                                                       2008      1.684          0.975           139,674
                                                       2007      1.568          1.684           131,989
                                                       2006      1.423          1.568            18,898
                                                       2005      1.389          1.423            27,311
                                                       2004      1.235          1.389             4,834
                                                       2003      1.000          1.235                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.871          0.845                --
                                                       2008      1.426          0.871           619,816
                                                       2007      1.392          1.426           761,039
                                                       2006      1.237          1.392           771,088
                                                       2005      1.215          1.237           779,368
                                                       2004      1.129          1.215            76,132
                                                       2003      1.000          1.129                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.297          1.313                --
                                                       2006      1.182          1.297           623,134
                                                       2005      1.169          1.182           551,799
                                                       2004      1.121          1.169            26,484
                                                       2003      1.000          1.121                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.031          1.010         1,223,655
                                                       2008      1.029          1.031         2,560,810
                                                       2007      1.004          1.029         1,322,232
                                                       2006      0.983          1.004           845,554
                                                       2005      0.978          0.983            62,290
                                                       2004      0.993          0.978           131,110
                                                       2003      1.000          0.993                --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.763          0.875           285,649
                                                       2008      0.991          0.763           394,236
                                                       2007      1.001          0.991           601,651
                                                       2006      0.985          1.001           663,786
                                                       2005      0.985          0.985           526,753
                                                       2004      0.997          0.985           124,857
                                                       2003      1.000          0.997                --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      0.955          1.113            45,072
                                                       2008      1.131          0.955            53,607
                                                       2007      1.136          1.131            69,170
                                                       2006      1.103          1.136            69,487
                                                       2005      1.101          1.103            96,787
                                                       2004      1.056          1.101            22,686
                                                       2003      1.000          1.056                --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.864          1.350         1,027,347
                                                       2008      1.263          0.864         1,407,255
                                                       2007      1.290          1.263         1,501,251
                                                       2006      1.190          1.290         1,597,304
                                                       2005      1.187          1.190         1,059,905
                                                       2004      1.100          1.187            71,552
                                                       2003      1.000          1.100                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.574          1.675                --
                                                       2006      1.427          1.574           117,303
                                                       2005      1.393          1.427           103,410
                                                       2004      1.233          1.393                --
                                                       2003      1.000          1.233                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.450          1.517                --
                                                       2006      1.257          1.450                --
                                                       2005      1.236          1.257                --
                                                       2004      1.169          1.236                --
                                                       2003      1.000          1.169                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.448          1.501                --
                                                       2006      1.264          1.448           505,646
                                                       2005      1.253          1.264           458,335
                                                       2004      1.139          1.253            40,640
                                                       2003      1.000          1.139                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.621          1.783                --
                                                       2006      1.479          1.621         1,021,048
                                                       2005      1.399          1.479           944,971
                                                       2004      1.155          1.399            33,407
                                                       2003      1.000          1.155                --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.505          1.574                --
                                                       2006      1.428          1.505            13,156

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.958          1.116            17,472
                                                       2008      1.565          0.958            17,624
                                                       2007      1.561          1.565            16,304

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.577          0.761           630,877
                                                       2008      1.010          0.577           681,041
                                                       2007      1.214          1.010           701,161
                                                       2006      1.003          1.214           799,548

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.948          1.195           146,096
                                                       2008      1.298          0.948           159,621
                                                       2007      1.342          1.298           132,203
                                                       2006      1.265          1.342            63,985

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.986          1.497           255,922
                                                       2008      1.703          0.986           308,636
                                                       2007      1.759          1.703           307,296
                                                       2006      1.604          1.759           514,350

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.123          1.571           271,636
                                                       2008      1.978          1.123           329,850
                                                       2007      1.552          1.978           168,179
                                                       2006      1.522          1.552           132,827

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.658          0.879           103,537
                                                       2008      1.048          0.658           109,150
                                                       2008      1.092          1.048            59,742
                                                       2007      1.239          1.092            47,641

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.674          0.780         2,495,892
                                                       2008      1.084          0.674         2,929,009
                                                       2007      1.070          1.084         3,309,548
                                                       2006      1.001          1.070         2,861,770

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.627          0.774         1,233,693
                                                       2008      1.048          0.627         1,453,107
                                                       2007      1.067          1.048         1,504,181
                                                       2006      1.002          1.067                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.802          0.760                --
                                                       2008      1.432          0.802            49,942
                                                       2007      1.310          1.432            55,303
                                                       2006      1.333          1.310            67,191

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.821          1.077            42,628
                                                       2008      1.370          0.821            39,286
                                                       2007      1.259          1.370            44,166
                                                       2006      1.275          1.259            35,268

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.247          2.058         1,082,158
                                                       2008      2.736          1.247         1,239,094

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.156          1.486            14,141
                                                       2008      2.054          1.156            19,421
                                                       2007      1.966          2.054                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.070          1.237         1,290,738
                                                       2008      1.174          1.070         1,377,246
                                                       2007      1.114          1.174         1,394,093

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.196          1.326         3,338,076

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.964          1.166           165,539
                                                       2008      1.469          0.964           173,595
                                                       2007      1.433          1.469           182,216
                                                       2006      1.339          1.433           184,963

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.138          1.253                --
                                                       2006      1.087          1.138            43,379

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.040          1.351         1,329,988
                                                       2008      1.192          1.040         1,506,206
                                                       2007      1.145          1.192         1,749,354
                                                       2006      1.111          1.145         1,421,361

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.665          0.821         1,463,970
                                                       2008      0.970          0.665         1,650,682
                                                       2007      1.024          0.970         1,768,231
                                                       2006      1.003          1.024         1,361,621

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.811          1.182            45,263
                                                       2008      1.530          0.811            67,002
                                                       2007      1.301          1.530           341,012
                                                       2006      1.339          1.301            88,529

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.019          1.088           671,588
                                                       2008      1.082          1.019           788,769
                                                       2007      1.043          1.082           931,682
                                                       2006      1.010          1.043           934,982

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.752          0.942           254,015

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.727          0.717                --
                                                       2008      1.245          0.727            20,408
                                                       2007      1.276          1.245            19,718
                                                       2006      1.247          1.276            19,469

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.703          0.732                --
                                                       2008      1.305          0.703           224,608
                                                       2007      1.285          1.305           221,960
                                                       2006      1.274          1.285           230,529

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.803          0.954           534,950
                                                       2008      1.348          0.803           620,276
                                                       2007      1.326          1.348           686,791
                                                       2006      1.299          1.326           731,420

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.888          1.214             3,898
                                                       2008      1.345          0.888             3,344

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.619          0.795           138,985
                                                       2008      1.064          0.619            88,293
                                                       2007      1.055          1.064            88,926
                                                       2006      1.002          1.055           378,320

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.894          1.053            88,760
                                                       2008      1.070          0.894            24,285
                                                       2007      1.037          1.070            27,446
                                                       2006      1.001          1.037            31,936

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.818          0.989           164,449
                                                       2008      1.069          0.818           201,974
                                                       2007      1.044          1.069           170,325
                                                       2006      1.002          1.044           163,449

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.745          0.921           779,729
                                                       2008      1.069          0.745           629,708
                                                       2007      1.049          1.069           662,867
                                                       2006      1.002          1.049           719,402

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.678          0.854           322,103
                                                       2008      1.069          0.678           434,810
                                                       2007      1.054          1.069           457,601
                                                       2006      1.002          1.054           465,821

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.874          1.070           662,279

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      0.998          1.153         1,271,937
                                                       2008      1.315          0.998         1,471,375
                                                       2007      1.292          1.315         1,741,962
                                                       2006      1.215          1.292         1,922,840

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.952          1.124           451,475
                                                       2008      1.445          0.952           482,286
                                                       2007      1.374          1.445           526,307
                                                       2006      1.250          1.374           619,542

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.642          0.897            36,454
                                                       2008      1.134          0.642            55,430
                                                       2007      1.063          1.134            28,624
                                                       2006      0.998          1.063            28,624

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.090          1.109                --
                                                       2006      1.108          1.090         1,296,208
                                                       2005      1.111          1.108         1,033,484
                                                       2004      1.045          1.111            96,272
                                                       2003      1.000          1.045                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.157          1.193                --
                                                       2008      1.130          1.157         4,171,345
                                                       2007      1.064          1.130         4,228,796
                                                       2006      1.049          1.064         3,764,766
                                                       2005      1.048          1.049         2,688,262
                                                       2004      1.023          1.048           107,674
                                                       2003      1.000          1.023                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.830          1.976                --
                                                       2006      1.467          1.830                --
                                                       2005      1.338          1.467                --
                                                       2004      1.179          1.338                --
                                                       2003      1.000          1.179                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.824          1.943                --
                                                       2006      1.592          1.824           295,550
                                                       2005      1.523          1.592           280,760
                                                       2004      1.235          1.523                --
                                                       2003      1.000          1.235                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.255          1.333                --
                                                       2005      1.181          1.255            49,939
                                                       2004      1.135          1.181             9,847
                                                       2003      1.000          1.135                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.239          1.299                --
                                                       2005      1.214          1.239           720,262
                                                       2004      1.131          1.214            41,041
                                                       2003      1.000          1.131                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.240          1.274                --
                                                       2005      1.168          1.240            64,523
                                                       2004      1.122          1.168             2,527
                                                       2003      1.000          1.122                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.171                --
                                                       2005      1.000          1.104           295,809

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.017                --
                                                       2005      1.000          1.016            31,450

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085                --
                                                       2005      1.000          1.050           489,279

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.126                --
                                                       2005      1.000          1.083           203,169

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.045                --
                                                       2005      1.000          1.027            37,182

  Travelers Managed Income Subaccount (11/99)........  2006      1.023          1.010                --
                                                       2005      1.033          1.023           772,350
                                                       2004      1.028          1.033            77,717
                                                       2003      1.000          1.028                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.349          1.428                --
                                                       2005      1.232          1.349            10,886
                                                       2004      1.088          1.232             6,671
                                                       2003      1.000          1.088                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.269          1.339                --
                                                       2005      1.260          1.269            72,202
                                                       2004      1.131          1.260                --
                                                       2003      1.000          1.131                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.180          1.215                --
                                                       2005      1.173          1.180         1,203,637
                                                       2004      1.077          1.173            63,089
                                                       2003      1.000          1.077                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.160          1.250                --
                                                       2005      1.115          1.160           414,455
                                                       2004      1.000          1.115               233

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.400          1.604                --
                                                       2005      1.308          1.400           256,874
                                                       2004      1.157          1.308             2,184
                                                       2003      1.000          1.157                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.265          1.339                --
                                                       2005      1.222          1.265           121,433
                                                       2004      1.126          1.222                --
                                                       2003      1.000          1.126                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087                --
                                                       2005      1.000          1.035            32,972

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.111                --
                                                       2005      1.089          1.102           941,307
                                                       2004      1.000          1.089             8,613

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.197          1.246                --
                                                       2005      1.201          1.197            26,075
                                                       2004      1.115          1.201                --
                                                       2003      1.000          1.115                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275                --
                                                       2005      1.000          1.110            26,780

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.265                --
                                                       2005      1.000          1.106            36,600

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.205          1.247                --
                                                       2005      1.144          1.205             8,358
                                                       2004      1.127          1.144                --
                                                       2003      1.000          1.127                --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.410          1.342                --
                                                       2007      1.234          1.410             3,613
                                                       2006      1.228          1.234             3,432
                                                       2005      1.165          1.228             3,556
                                                       2004      1.114          1.165                --
                                                       2003      1.000          1.114                --

                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.40%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.240          1.293                --
                                                       2005      1.215          1.240            40,440
                                                       2004      1.119          1.215            35,600
                                                       2003      1.000          1.119             2,538

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.295          1.256                --
                                                       2005      1.155          1.295            64,325
                                                       2004      1.092          1.155            64,332
                                                       2003      1.000          1.092            54,932

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.160          1.612           103,901
                                                       2008      1.929          1.160           124,938
                                                       2007      1.721          1.929           127,649
                                                       2006      1.464          1.721           153,891
                                                       2005      1.314          1.464           130,702
                                                       2004      1.186          1.314           104,100
                                                       2003      1.000          1.186            42,498

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.923          1.256           422,155
                                                       2008      1.687          0.923           434,684
                                                       2007      1.539          1.687           490,193
                                                       2006      1.430          1.539           562,438
                                                       2005      1.260          1.430           515,454
                                                       2004      1.148          1.260           480,906
                                                       2003      1.000          1.148            77,164

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.892          1.143           393,448
                                                       2008      1.471          0.892           591,752
                                                       2007      1.434          1.471           643,623
                                                       2006      1.275          1.434           786,871
                                                       2005      1.234          1.275           830,800
                                                       2004      1.145          1.234           718,825
                                                       2003      1.000          1.145           266,304

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.540          1.519                --
                                                       2005      1.334          1.540                --
                                                       2004      1.143          1.334                --
                                                       2003      1.000          1.143                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.532          1.984                --
                                                       2005      1.464          1.532             1,439
                                                       2004      1.142          1.464                --
                                                       2003      1.000          1.142                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.287          1.396                --
                                                       2005      1.197          1.287            12,342
                                                       2004      1.073          1.197             4,134
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.284          1.428                --
                                                       2005      1.195          1.284            31,033
                                                       2004      1.066          1.195            32,246
                                                       2003      1.000          1.066                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      1.025          1.357            16,725
                                                       2008      1.830          1.025            13,425
                                                       2007      1.595          1.830            13,427
                                                       2006      1.464          1.595            13,430
                                                       2005      1.283          1.464            24,211
                                                       2004      1.139          1.283            12,533
                                                       2003      1.000          1.139            12,030

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.222          1.668            12,105
                                                       2008      2.073          1.222            15,579
                                                       2007      1.841          2.073            15,763
                                                       2006      1.678          1.841            30,175
                                                       2005      1.456          1.678            30,180
                                                       2004      1.196          1.456            28,742
                                                       2003      1.000          1.196            14,418

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.826          1.093                --
                                                       2008      1.203          0.826                --
                                                       2007      1.187          1.203             1,728
                                                       2006      1.028          1.187                --
                                                       2005      1.000          1.028                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.858          1.202            12,965
                                                       2008      1.528          0.858            17,420
                                                       2007      1.407          1.528            21,464
                                                       2006      1.326          1.407            36,304
                                                       2005      1.296          1.326            40,749
                                                       2004      1.191          1.296            40,760
                                                       2003      1.000          1.191            32,847

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.325          1.531                --
                                                       2005      1.227          1.325            37,224
                                                       2004      1.116          1.227            16,357
                                                       2003      1.000          1.116             2,701

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.004          2.726                --
                                                       2007      2.389          3.004            16,435
                                                       2006      1.911          2.389            14,302
                                                       2005      1.536          1.911            11,241
                                                       2004      1.261          1.536            11,240
                                                       2003      1.000          1.261             9,470

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.137          1.521           127,513
                                                       2008      1.953          1.137           126,714
                                                       2007      1.733          1.953           211,660
                                                       2006      1.461          1.733           214,591
                                                       2005      1.359          1.461           224,692
                                                       2004      1.174          1.359           207,787
                                                       2003      1.000          1.174            90,643

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.396          1.661                --
                                                       2005      1.314          1.396                --
                                                       2004      1.160          1.314                --
                                                       2003      1.000          1.160                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      1.057          1.491                --
                                                       2008      1.929          1.057                --
                                                       2007      1.623          1.929                --
                                                       2006      1.467          1.623                --
                                                       2005      1.341          1.467                --
                                                       2004      1.140          1.341                --
                                                       2003      1.000          1.140                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.334          1.487                --
                                                       2005      1.314          1.334             1,669
                                                       2004      1.172          1.314                --
                                                       2003      1.000          1.172                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.256          1.334                --
                                                       2006      1.199          1.256                --
                                                       2005      1.155          1.199                --
                                                       2004      1.150          1.155                --
                                                       2003      1.000          1.150                --

Legg Mason Partners Variable Equity Trust
  LMPVET Battermarch Global Equity Subaccount
  (10/02)............................................  2009      0.841          0.993            55,240
                                                       2008      1.469          0.841            73,145
                                                       2007      1.434          1.469           873,636
                                                       2006      1.275          1.434           877,770
                                                       2005      1.226          1.275           999,594
                                                       2004      1.139          1.226           887,498
                                                       2003      1.000          1.139            86,060

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.813          1.068           107,849
                                                       2008      1.397          0.813           118,038
                                                       2007      1.410          1.397           120,253
                                                       2006      1.327          1.410           192,389
                                                       2005      1.218          1.327           199,983
                                                       2004      1.134          1.218           161,470
                                                       2003      1.000          1.134           115,226

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      0.990          1.180            71,910
                                                       2008      1.434          0.990            37,127
                                                       2007      1.355          1.434            39,632
                                                       2006      1.209          1.355           110,612
                                                       2005      1.188          1.209           114,565
                                                       2004      1.118          1.188           115,192
                                                       2003      1.000          1.118            34,635

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.913          0.892                --
                                                       2008      1.326          0.913            66,457
                                                       2007      1.330          1.326           108,788

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.751          1.029           370,373
                                                       2008      1.330          0.751           425,348
                                                       2007      1.338          1.330           730,771
                                                       2006      1.206          1.338         1,116,980
                                                       2005      1.174          1.206         1,470,976
                                                       2004      1.127          1.174         1,298,547
                                                       2003      1.000          1.127           275,157

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.902          1.076            31,705
                                                       2008      1.294          0.902            31,705
                                                       2007      1.246          1.294            31,705
                                                       2006      1.082          1.246            32,957
                                                       2005      1.110          1.082            29,088
                                                       2004      1.100          1.110             9,295
                                                       2003      1.000          1.100                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.800          0.957           370,399
                                                       2008      1.259          0.800           551,254
                                                       2007      1.224          1.259         1,084,370
                                                       2006      1.135          1.224         1,437,103
                                                       2005      1.115          1.135         1,521,832
                                                       2004      1.088          1.115         1,232,850
                                                       2003      1.000          1.088           159,079

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (12/99).......................  2009      0.881          1.112            41,648
                                                       2008      1.422          0.881            51,716
                                                       2007      1.439          1.422            63,019
                                                       2006      1.262          1.439            83,533
                                                       2005      1.233          1.262            84,433
                                                       2004      1.167          1.233            83,515
                                                       2003      1.000          1.167                --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.945          1.149            11,756
                                                       2008      1.504          0.945            11,756
                                                       2007      1.482          1.504            28,027
                                                       2006      1.284          1.482            28,027
                                                       2005      1.234          1.284            28,027
                                                       2004      1.146          1.234            28,027
                                                       2003      1.000          1.146            18,100

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.755          1.049            84,629
                                                       2008      1.233          0.755            87,496
                                                       2007      1.200          1.233            87,628
                                                       2006      1.175          1.200           137,096
                                                       2005      1.144          1.175           137,228
                                                       2004      1.167          1.144           136,554
                                                       2003      1.000          1.167            78,921

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      0.977          1.297             5,447
                                                       2008      1.546          0.977            14,160
                                                       2007      1.478          1.546            19,158
                                                       2006      1.319          1.478            24,312
                                                       2005      1.247          1.319            30,525
                                                       2004      1.157          1.247            24,204
                                                       2003      1.000          1.157             4,542

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.973          1.356            19,922
                                                       2008      1.681          0.973            27,882
                                                       2007      1.565          1.681            27,535
                                                       2006      1.421          1.565            22,532
                                                       2005      1.388          1.421            23,037
                                                       2004      1.235          1.388            19,666
                                                       2003      1.000          1.235                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.868          0.843                --
                                                       2008      1.423          0.868            43,429
                                                       2007      1.389          1.423            54,393
                                                       2006      1.236          1.389            54,396
                                                       2005      1.214          1.236            91,902
                                                       2004      1.128          1.214            87,604
                                                       2003      1.000          1.128                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.295          1.310                --
                                                       2006      1.181          1.295           110,586
                                                       2005      1.168          1.181           111,705
                                                       2004      1.121          1.168           113,543
                                                       2003      1.000          1.121                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.029          1.006           234,736
                                                       2008      1.027          1.029           177,645
                                                       2007      1.003          1.027           338,801
                                                       2006      0.981          1.003            43,488
                                                       2005      0.978          0.981            37,664
                                                       2004      0.993          0.978            13,129
                                                       2003      1.000          0.993           355,494

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.761          0.872                --
                                                       2008      0.989          0.761                --
                                                       2007      1.000          0.989                --
                                                       2006      0.983          1.000             2,300
                                                       2005      0.984          0.983             2,304
                                                       2004      0.996          0.984             2,307
                                                       2003      1.000          0.996                --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      0.952          1.109             7,972
                                                       2008      1.129          0.952            28,078
                                                       2007      1.134          1.129            51,836
                                                       2006      1.102          1.134            51,497
                                                       2005      1.100          1.102            59,706
                                                       2004      1.056          1.100            40,885
                                                       2003      1.000          1.056                --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.862          1.345            22,746
                                                       2008      1.261          0.862            48,018
                                                       2007      1.287          1.261            60,238
                                                       2006      1.188          1.287            62,294
                                                       2005      1.186          1.188            75,058
                                                       2004      1.100          1.186            96,288
                                                       2003      1.000          1.100            10,679

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.571          1.672                --
                                                       2006      1.425          1.571             4,756
                                                       2005      1.392          1.425                --
                                                       2004      1.233          1.392                --
                                                       2003      1.000          1.233                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.447          1.515                --
                                                       2006      1.255          1.447             2,477
                                                       2005      1.236          1.255             2,482
                                                       2004      1.168          1.236             2,131
                                                       2003      1.000          1.168             1,623

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.446          1.499                --
                                                       2006      1.263          1.446           183,341
                                                       2005      1.253          1.263           184,555
                                                       2004      1.139          1.253           181,000
                                                       2003      1.000          1.139                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.619          1.779                --
                                                       2006      1.477          1.619            99,294
                                                       2005      1.398          1.477            73,957
                                                       2004      1.154          1.398            55,550
                                                       2003      1.000          1.154            22,683

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.502          1.571                --
                                                       2006      1.426          1.502                --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.956          1.112                --
                                                       2008      1.561          0.956                --
                                                       2007      1.558          1.561                --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.576          0.760             2,361
                                                       2008      1.009          0.576             2,364
                                                       2007      1.214          1.009             2,366
                                                       2006      1.003          1.214             2,368

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.946          1.192                --
                                                       2008      1.296          0.946                --
                                                       2007      1.341          1.296                --
                                                       2006      1.264          1.341                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.983          1.493             6,955
                                                       2008      1.699          0.983            75,872
                                                       2007      1.756          1.699           175,528
                                                       2006      1.602          1.756           197,528

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.120          1.566                --
                                                       2008      1.973          1.120                --
                                                       2007      1.549          1.973                --
                                                       2006      1.519          1.549                --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.657          0.877                --
                                                       2008      1.046          0.657                --
                                                       2008      1.091          1.046                --
                                                       2007      1.238          1.091                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.673          0.778           360,167
                                                       2008      1.083          0.673           219,096
                                                       2007      1.070          1.083           222,448
                                                       2006      1.001          1.070           104,445

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.626          0.773           113,737
                                                       2008      1.047          0.626           113,775
                                                       2007      1.066          1.047           116,793
                                                       2006      1.002          1.066                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.800          0.758                --
                                                       2008      1.429          0.800             1,245
                                                       2007      1.308          1.429                --
                                                       2006      1.331          1.308                --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.820          1.074                --
                                                       2008      1.368          0.820                --
                                                       2007      1.258          1.368             1,579
                                                       2006      1.274          1.258                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.244          2.051           125,473
                                                       2008      2.730          1.244            69,245

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.153          1.481                --
                                                       2008      2.049          1.153                --
                                                       2007      1.962          2.049                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.067          1.233            47,059
                                                       2008      1.171          1.067            26,337
                                                       2007      1.112          1.171           275,716

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.192          1.322           171,578

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.961          1.163                --
                                                       2008      1.466          0.961                --
                                                       2007      1.430          1.466                --
                                                       2006      1.337          1.430                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.137          1.252                --
                                                       2006      1.086          1.137                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.037          1.348            65,110
                                                       2008      1.190          1.037            70,995
                                                       2007      1.143          1.190            72,486
                                                       2006      1.110          1.143            72,490

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.664          0.819            64,909
                                                       2008      0.969          0.664            64,917
                                                       2007      1.023          0.969            64,924
                                                       2006      1.003          1.023            45,462

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.808          1.178                --
                                                       2008      1.526          0.808                --
                                                       2007      1.298          1.526                --
                                                       2006      1.337          1.298                --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.016          1.084            63,729
                                                       2008      1.079          1.016           171,476
                                                       2007      1.042          1.079           175,849
                                                       2006      1.009          1.042           220,738

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.750          0.939            10,272

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.725          0.715                --
                                                       2008      1.242          0.725            28,327
                                                       2007      1.274          1.242            34,007
                                                       2006      1.246          1.274            33,859

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.701          0.730                --
                                                       2008      1.302          0.701             9,213
                                                       2007      1.283          1.302             9,213
                                                       2006      1.273          1.283             9,213

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.801          0.951             5,523
                                                       2008      1.345          0.801             5,539
                                                       2007      1.323          1.345             5,552
                                                       2006      1.297          1.323             5,563

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.885          1.210             5,971
                                                       2008      1.342          0.885             5,977

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.618          0.793                --
                                                       2008      1.063          0.618                --
                                                       2007      1.055          1.063           209,930
                                                       2006      1.002          1.055           209,930

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.893          1.051            39,969
                                                       2008      1.069          0.893             1,147
                                                       2007      1.037          1.069                --
                                                       2006      1.001          1.037                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.817          0.987                --
                                                       2008      1.068          0.817                --
                                                       2007      1.044          1.068                --
                                                       2006      1.002          1.044                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.744          0.919                --
                                                       2008      1.068          0.744                --
                                                       2007      1.049          1.068                --
                                                       2006      1.002          1.049                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.677          0.853                --
                                                       2008      1.068          0.677                --
                                                       2007      1.054          1.068                --
                                                       2006      1.002          1.054                --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.872          1.067            43,394

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      0.995          1.150           434,108
                                                       2008      1.312          0.995           461,217
                                                       2007      1.290          1.312           555,513
                                                       2006      1.213          1.290           556,314

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.950          1.121               859
                                                       2008      1.442          0.950            18,120
                                                       2007      1.373          1.442            18,554
                                                       2006      1.249          1.373                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2009      0.629          0.859            17,257
                                                       2008      1.085          0.629            17,269
                                                       2007      1.045          1.085            17,279
                                                       2006      0.996          1.045            17,288

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.641          0.896            21,787
                                                       2008      1.133          0.641            21,796
                                                       2007      1.063          1.133            21,804
                                                       2006      0.998          1.063            82,771

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.088          1.107                --
                                                       2006      1.107          1.088           303,779
                                                       2005      1.111          1.107           305,601
                                                       2004      1.044          1.111           321,599
                                                       2003      1.000          1.044            27,851

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.154          1.189                --
                                                       2008      1.128          1.154           334,014
                                                       2007      1.062          1.128           397,874
                                                       2006      1.048          1.062           287,446
                                                       2005      1.048          1.048           293,821
                                                       2004      1.023          1.048           260,189
                                                       2003      1.000          1.023            55,309

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.827          1.973                --
                                                       2006      1.465          1.827                --
                                                       2005      1.337          1.465                --
                                                       2004      1.179          1.337                --
                                                       2003      1.000          1.179                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.821          1.939                --
                                                       2006      1.590          1.821            45,034
                                                       2005      1.521          1.590            42,115
                                                       2004      1.235          1.521            40,678
                                                       2003      1.000          1.235            40,678

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.253          1.331                --
                                                       2005      1.180          1.253                --
                                                       2004      1.135          1.180                --
                                                       2003      1.000          1.135                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.238          1.297                --
                                                       2005      1.213          1.238             5,576
                                                       2004      1.131          1.213             4,871
                                                       2003      1.000          1.131                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.238          1.273                --
                                                       2005      1.167          1.238                --
                                                       2004      1.122          1.167                --
                                                       2003      1.000          1.122                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.171                --
                                                       2005      1.000          1.104                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.017                --
                                                       2005      1.000          1.016            36,971

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.084                --
                                                       2005      1.000          1.049                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.082          1.126                --
                                                       2005      1.000          1.082                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.044                --
                                                       2005      1.000          1.027                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.021          1.009                --
                                                       2005      1.032          1.021           217,662
                                                       2004      1.028          1.032           224,013
                                                       2003      1.000          1.028            26,182

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.347          1.426                --
                                                       2005      1.231          1.347                --
                                                       2004      1.088          1.231                --
                                                       2003      1.000          1.088                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.267          1.337                --
                                                       2005      1.259          1.267                --
                                                       2004      1.130          1.259                --
                                                       2003      1.000          1.130                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.178          1.213                --
                                                       2005      1.172          1.178           586,757
                                                       2004      1.077          1.172           503,064
                                                       2003      1.000          1.077            23,587

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.159          1.249                --
                                                       2005      1.115          1.159                --
                                                       2004      1.000          1.115                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.398          1.602                --
                                                       2005      1.308          1.398           176,158
                                                       2004      1.157          1.308            44,612
                                                       2003      1.000          1.157             8,972

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.264          1.337                --
                                                       2005      1.221          1.264                --
                                                       2004      1.126          1.221                --
                                                       2003      1.000          1.126                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.086                --
                                                       2005      1.000          1.035                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.110                --
                                                       2005      1.088          1.102            76,874
                                                       2004      1.000          1.088            76,457

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.196          1.244                --
                                                       2005      1.200          1.196             9,423
                                                       2004      1.115          1.200             9,423
                                                       2003      1.000          1.115                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.274                --
                                                       2005      1.000          1.110                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.264                --
                                                       2005      1.000          1.105                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.203          1.246                --
                                                       2005      1.143          1.203            34,151
                                                       2004      1.127          1.143            32,748
                                                       2003      1.000          1.127                --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.407          1.339                --
                                                       2007      1.232          1.407            13,200
                                                       2006      1.227          1.232            12,718
                                                       2005      1.164          1.227            13,045
                                                       2004      1.114          1.164             8,789
                                                       2003      1.000          1.114               229

                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.45%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.372          1.430                --
                                                       2005      1.344          1.372           112,648
                                                       2004      1.238          1.344           118,266
                                                       2003      0.960          1.238            88,029
                                                       2002      1.000          0.960                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.352          1.310                --
                                                       2005      1.206          1.352            17,902
                                                       2004      1.141          1.206            36,520
                                                       2003      0.947          1.141            27,611
                                                       2002      1.000          0.947                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.268          1.761           622,216
                                                       2008      2.109          1.268           717,198
                                                       2007      1.882          2.109           845,324
                                                       2006      1.602          1.882           911,520
                                                       2005      1.439          1.602           948,592
                                                       2004      1.299          1.439           939,232
                                                       2003      0.984          1.299           606,925
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.029          1.399         1,750,502
                                                       2008      1.882          1.029         1,842,828
                                                       2007      1.717          1.882         2,450,821
                                                       2006      1.596          1.717         2,875,091
                                                       2005      1.408          1.596         3,079,647
                                                       2004      1.282          1.408         2,959,886
                                                       2003      0.960          1.282         1,589,866
                                                       2002      1.000          0.960                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.975          1.249         1,912,481
                                                       2008      1.608          0.975         2,035,988
                                                       2007      1.569          1.608         2,642,214
                                                       2006      1.396          1.569         3,104,742
                                                       2005      1.352          1.396         3,749,688
                                                       2004      1.255          1.352         3,694,941
                                                       2003      0.971          1.255         2,218,460
                                                       2002      1.000          0.971                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.588          1.567                --
                                                       2005      1.377          1.588            54,696
                                                       2004      1.180          1.377             9,989
                                                       2003      0.968          1.180               785
                                                       2002      1.000          0.968                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.763          2.281                --
                                                       2005      1.685          1.763           168,150
                                                       2004      1.314          1.685           169,491
                                                       2003      1.005          1.314           116,510
                                                       2002      1.000          1.005                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.394                --
                                                       2005      1.196          1.286           362,351
                                                       2004      1.073          1.196           318,587
                                                       2003      1.000          1.073             2,903

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.283          1.426                --
                                                       2005      1.194          1.283           261,208
                                                       2004      1.066          1.194           227,077
                                                       2003      1.000          1.066               240

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      1.114          1.475           268,736
                                                       2008      1.990          1.114           282,289
                                                       2007      1.735          1.990           401,485
                                                       2006      1.594          1.735           475,024
                                                       2005      1.397          1.594           478,999
                                                       2004      1.242          1.397           409,292
                                                       2003      0.991          1.242           213,718
                                                       2002      1.000          0.991                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.356          1.849           350,431
                                                       2008      2.300          1.356           371,451
                                                       2007      2.044          2.300           565,391
                                                       2006      1.864          2.044           664,361
                                                       2005      1.618          1.864           646,045
                                                       2004      1.330          1.618           535,382
                                                       2003      0.986          1.330           212,265
                                                       2002      1.000          0.986                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.824          1.091            64,143
                                                       2008      1.201          0.824            57,684
                                                       2007      1.186          1.201           146,278
                                                       2006      1.028          1.186            81,467
                                                       2005      1.000          1.028            20,402

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.932          1.306           223,264
                                                       2008      1.661          0.932           273,954
                                                       2007      1.530          1.661           310,894
                                                       2006      1.443          1.530           418,820
                                                       2005      1.411          1.443           433,985
                                                       2004      1.297          1.411           462,146
                                                       2003      0.968          1.297           332,319
                                                       2002      1.000          0.968                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.440          1.663                --
                                                       2005      1.334          1.440           795,038
                                                       2004      1.214          1.334           717,041
                                                       2003      0.994          1.214           458,930
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.418          3.101                --
                                                       2007      2.720          3.418           192,110
                                                       2006      2.176          2.720           230,006
                                                       2005      1.750          2.176           226,439
                                                       2004      1.438          1.750           160,556
                                                       2003      1.000          1.438            48,022

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.232          1.647           447,909
                                                       2008      2.117          1.232           559,398
                                                       2007      1.880          2.117           777,681
                                                       2006      1.586          1.880           941,992
                                                       2005      1.475          1.586           926,674
                                                       2004      1.275          1.475           838,272
                                                       2003      0.988          1.275           274,144
                                                       2002      1.000          0.988                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.514          1.800                --
                                                       2005      1.425          1.514           114,648
                                                       2004      1.259          1.425            43,957
                                                       2003      0.976          1.259             2,057
                                                       2002      1.000          0.976                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      1.195          1.684            11,132
                                                       2008      2.181          1.195            16,900
                                                       2007      1.837          2.181            14,917
                                                       2006      1.661          1.837            69,354
                                                       2005      1.519          1.661            86,844
                                                       2004      1.292          1.519            79,984
                                                       2003      0.983          1.292            61,684
                                                       2002      1.000          0.983                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.509          1.681                --
                                                       2005      1.487          1.509           326,819
                                                       2004      1.326          1.487           358,842
                                                       2003      1.000          1.326           102,251

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.372          1.456                --
                                                       2006      1.310          1.372           164,233
                                                       2005      1.262          1.310           170,251
                                                       2004      1.258          1.262           170,523
                                                       2003      0.960          1.258           127,274
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Equity Trust
  LMPVET Battermarch Global Equity Subaccount
  (10/02)............................................  2009      0.911          1.074           193,155
                                                       2008      1.590          0.911           244,341
                                                       2007      1.554          1.590           250,335
                                                       2006      1.382          1.554           324,000
                                                       2005      1.329          1.382           593,024
                                                       2004      1.235          1.329           258,857
                                                       2003      0.962          1.235            57,917
                                                       2002      1.000          0.962                --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.892          1.171           462,064
                                                       2008      1.534          0.892           531,361
                                                       2007      1.549          1.534           650,353
                                                       2006      1.459          1.549           681,642
                                                       2005      1.339          1.459           923,195
                                                       2004      1.248          1.339           955,288
                                                       2003      0.951          1.248           826,554
                                                       2002      1.000          0.951                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      1.048          1.249           652,231
                                                       2008      1.520          1.048           492,441
                                                       2007      1.437          1.520           600,774
                                                       2006      1.283          1.437           646,613
                                                       2005      1.260          1.283           809,539
                                                       2004      1.187          1.260           738,429
                                                       2003      0.977          1.187           505,815
                                                       2002      1.000          0.977                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.983          0.960                --
                                                       2008      1.428          0.983           167,769
                                                       2007      1.433          1.428           215,001

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.826          1.131         1,179,401
                                                       2008      1.464          0.826         1,308,236
                                                       2007      1.473          1.464         2,148,712
                                                       2006      1.328          1.473         3,132,860
                                                       2005      1.293          1.328         4,097,406
                                                       2004      1.243          1.293         3,938,967
                                                       2003      0.969          1.243         2,089,352
                                                       2002      1.000          0.969                --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.950          1.131             7,771
                                                       2008      1.363          0.950            19,256
                                                       2007      1.312          1.363            23,142
                                                       2006      1.140          1.312            36,585
                                                       2005      1.170          1.140            52,423
                                                       2004      1.160          1.170            54,112
                                                       2003      0.963          1.160            20,788
                                                       2002      1.000          0.963                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.854          1.022           762,486
                                                       2008      1.346          0.854           876,432
                                                       2007      1.310          1.346         1,536,804
                                                       2006      1.215          1.310         1,997,656
                                                       2005      1.194          1.215         2,926,511
                                                       2004      1.165          1.194         3,143,512
                                                       2003      0.979          1.165         1,606,291
                                                       2002      1.000          0.979                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (12/99).......................  2009      0.983          1.241           527,013
                                                       2008      1.588          0.983           596,441
                                                       2007      1.608          1.588           712,487
                                                       2006      1.410          1.608           785,346
                                                       2005      1.379          1.410           997,095
                                                       2004      1.306          1.379         1,049,017
                                                       2003      0.965          1.306           799,789
                                                       2002      1.000          0.965                --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      1.018          1.237           158,599
                                                       2008      1.621          1.018           149,673
                                                       2007      1.599          1.621           164,783
                                                       2006      1.386          1.599           171,203
                                                       2005      1.333          1.386           211,911
                                                       2004      1.238          1.333           216,761
                                                       2003      0.958          1.238           171,462
                                                       2002      1.000          0.958                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.879          1.221            86,002
                                                       2008      1.436          0.879           141,978
                                                       2007      1.398          1.436           163,477
                                                       2006      1.370          1.398           317,185
                                                       2005      1.334          1.370           463,770
                                                       2004      1.362          1.334           598,131
                                                       2003      0.946          1.362           394,331
                                                       2002      1.000          0.946                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      1.042          1.382            85,317
                                                       2008      1.649          1.042           152,075
                                                       2007      1.578          1.649           231,336
                                                       2006      1.408          1.578           326,064
                                                       2005      1.332          1.408           385,744
                                                       2004      1.236          1.332           561,478
                                                       2003      0.976          1.236           311,907
                                                       2002      1.000          0.976                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      1.107          1.542            50,380
                                                       2008      1.913          1.107            57,351
                                                       2007      1.783          1.913            89,930
                                                       2006      1.620          1.783            70,029
                                                       2005      1.583          1.620           143,267
                                                       2004      1.409          1.583           205,010
                                                       2003      0.969          1.409           117,984
                                                       2002      1.000          0.969                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.925          0.898                --
                                                       2008      1.517          0.925            34,894
                                                       2007      1.481          1.517            98,810
                                                       2006      1.319          1.481           136,587
                                                       2005      1.296          1.319           152,151
                                                       2004      1.205          1.296           142,982
                                                       2003      0.967          1.205            70,314
                                                       2002      1.000          0.967                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.396          1.411                --
                                                       2006      1.274          1.396           277,264
                                                       2005      1.261          1.274           315,343
                                                       2004      1.210          1.261           215,652
                                                       2003      0.961          1.210            95,903
                                                       2002      1.000          0.961                --

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.014          0.992           234,494
                                                       2008      1.013          1.014           605,509
                                                       2007      0.990          1.013           420,574
                                                       2006      0.969          0.990           159,970
                                                       2005      0.966          0.969           496,424
                                                       2004      0.982          0.966           589,082
                                                       2003      0.999          0.982           611,970
                                                       2002      1.000          0.999                --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.759          0.870           212,568
                                                       2008      0.987          0.759           229,397
                                                       2007      0.998          0.987           235,972
                                                       2006      0.982          0.998           270,702
                                                       2005      0.983          0.982           343,643
                                                       2004      0.996          0.983           330,135
                                                       2003      1.000          0.996            47,603

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      0.990          1.153            78,626
                                                       2008      1.175          0.990            79,002
                                                       2007      1.181          1.175           110,929
                                                       2006      1.148          1.181           176,146
                                                       2005      1.147          1.148           406,310
                                                       2004      1.101          1.147           379,768
                                                       2003      1.010          1.101           256,584
                                                       2002      1.000          1.010                --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.979          1.528           251,608
                                                       2008      1.433          0.979           266,650
                                                       2007      1.465          1.433           352,052
                                                       2006      1.352          1.465           414,956
                                                       2005      1.351          1.352           623,810
                                                       2004      1.253          1.351           618,112
                                                       2003      1.007          1.253           598,011
                                                       2002      1.000          1.007                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.717          1.828                --
                                                       2006      1.559          1.717            62,178
                                                       2005      1.523          1.559            64,424
                                                       2004      1.350          1.523            69,737
                                                       2003      0.974          1.350            66,935
                                                       2002      1.000          0.974                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.611          1.685                --
                                                       2006      1.397          1.611           164,737
                                                       2005      1.376          1.397           243,383
                                                       2004      1.302          1.376           262,966
                                                       2003      0.960          1.302           167,690
                                                       2002      1.000          0.960                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.566          1.623                --
                                                       2006      1.369          1.566           503,952
                                                       2005      1.358          1.369           620,310
                                                       2004      1.236          1.358           635,874
                                                       2003      1.000          1.236           321,133

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.751          1.925                --
                                                       2006      1.599          1.751           581,538
                                                       2005      1.514          1.599           697,616
                                                       2004      1.251          1.514           613,503
                                                       2003      1.000          1.251           237,691

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.586          1.658                --
                                                       2006      1.506          1.586            77,629

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      1.008          1.172            64,349
                                                       2008      1.647          1.008            64,884
                                                       2007      1.644          1.647            56,019

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.575          0.758           132,888
                                                       2008      1.009          0.575           158,211
                                                       2007      1.213          1.009           176,242
                                                       2006      1.003          1.213           200,270

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.944          1.189            30,129
                                                       2008      1.294          0.944            30,014
                                                       2007      1.339          1.294            48,843
                                                       2006      1.264          1.339            43,135

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.065          1.616           128,760
                                                       2008      1.841          1.065           166,017
                                                       2007      1.903          1.841           252,581
                                                       2006      1.737          1.903           239,316

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.153          1.612            83,686
                                                       2008      2.033          1.153           101,120
                                                       2007      1.597          2.033            73,509
                                                       2006      1.567          1.597            62,572

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.656          0.875            29,507
                                                       2008      1.045          0.656            29,651
                                                       2008      1.090          1.045            29,385
                                                       2007      1.237          1.090                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.673          0.777           871,811
                                                       2008      1.083          0.673           840,429
                                                       2007      1.070          1.083         1,118,420
                                                       2006      1.001          1.070         1,080,842

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.625          0.772           496,863
                                                       2008      1.046          0.625           646,399
                                                       2007      1.066          1.046           798,936
                                                       2006      1.002          1.066                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.857          0.813                --
                                                       2008      1.532          0.857            30,663
                                                       2007      1.403          1.532            28,618
                                                       2006      1.428          1.403            33,146

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.818          1.072            13,511
                                                       2008      1.366          0.818            15,243
                                                       2007      1.257          1.366            42,383
                                                       2006      1.274          1.257            42,794

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.414          2.332            96,612
                                                       2008      3.105          1.414           119,770

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.217          1.562            51,123
                                                       2008      2.163          1.217            59,152
                                                       2007      2.072          2.163            78,241

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.061          1.225           301,467
                                                       2008      1.164          1.061           318,433
                                                       2007      1.106          1.164           260,216

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.205          1.335         1,360,890

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.029          1.244            34,681
                                                       2008      1.571          1.029            41,766
                                                       2007      1.533          1.571            61,326
                                                       2006      1.434          1.533           119,162

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.136          1.251                --
                                                       2006      1.086          1.136             7,052

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.035          1.344           177,313
                                                       2008      1.188          1.035           163,220
                                                       2007      1.142          1.188           219,540
                                                       2006      1.109          1.142           171,152

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.663          0.818           485,285
                                                       2008      0.968          0.663           565,957
                                                       2007      1.023          0.968           773,322
                                                       2006      1.003          1.023           867,304

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.929          1.353            48,338
                                                       2008      1.755          0.929            81,078
                                                       2007      1.494          1.755            88,600
                                                       2006      1.539          1.494            89,328

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.058          1.128           526,265
                                                       2008      1.124          1.058           533,678
                                                       2007      1.086          1.124           674,523
                                                       2006      1.052          1.086           906,848

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.783          0.981            69,749

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.759          0.749                --
                                                       2008      1.302          0.759                --
                                                       2007      1.336          1.302                --
                                                       2006      1.307          1.336            39,617

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.733          0.763                --
                                                       2008      1.361          0.733            38,887
                                                       2007      1.342          1.361            62,372
                                                       2006      1.332          1.342            92,196

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.866          1.029           157,289
                                                       2008      1.455          0.866           185,732
                                                       2007      1.433          1.455           228,215
                                                       2006      1.405          1.433           370,972

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.945          1.291           110,805
                                                       2008      1.433          0.945           111,150

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.617          0.792           228,027
                                                       2008      1.062          0.617           228,027
                                                       2007      1.054          1.062           228,027
                                                       2006      1.002          1.054                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.892          1.049                --
                                                       2008      1.068          0.892                --
                                                       2007      1.037          1.068                --
                                                       2006      1.001          1.037                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.816          0.985            66,988
                                                       2008      1.067          0.816            75,121
                                                       2007      1.043          1.067           180,959
                                                       2006      1.002          1.043           372,223

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.743          0.918           260,143
                                                       2008      1.067          0.743           260,178
                                                       2007      1.048          1.067           260,178
                                                       2006      1.002          1.048            66,061

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.676          0.851            76,123
                                                       2008      1.067          0.676            80,317
                                                       2007      1.053          1.067           100,782
                                                       2006      1.002          1.053           134,994

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.928          1.136            20,407

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.033          1.192           781,431
                                                       2008      1.362          1.033           864,282
                                                       2007      1.340          1.362         1,050,728
                                                       2006      1.261          1.340         1,221,226

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.948          1.117           122,785
                                                       2008      1.440          0.948           109,659
                                                       2007      1.371          1.440           115,603
                                                       2006      1.248          1.371           125,653

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.640          0.894             5,290
                                                       2008      1.132          0.640             5,297
                                                       2007      1.063          1.132            26,068
                                                       2006      0.998          1.063             5,309

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.083          1.101                --
                                                       2006      1.102          1.083           433,579
                                                       2005      1.106          1.102           715,457
                                                       2004      1.041          1.106           678,713
                                                       2003      1.000          1.041           402,687

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.167          1.202                --
                                                       2008      1.141          1.167         1,559,149
                                                       2007      1.075          1.141         1,775,820
                                                       2006      1.061          1.075         2,224,202
                                                       2005      1.061          1.061         2,820,666
                                                       2004      1.037          1.061         2,705,908
                                                       2003      1.012          1.037         1,817,152
                                                       2002      1.000          1.012                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.929          2.083                --
                                                       2006      1.548          1.929           152,649
                                                       2005      1.414          1.548           118,435
                                                       2004      1.247          1.414           123,675
                                                       2003      0.994          1.247           141,914
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.100          2.236                --
                                                       2006      1.835          2.100            96,742
                                                       2005      1.756          1.835           120,574
                                                       2004      1.426          1.756            89,169
                                                       2003      0.977          1.426            48,389
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.345          1.428                --
                                                       2005      1.268          1.345           101,135
                                                       2004      1.220          1.268            90,190
                                                       2003      0.967          1.220            89,135
                                                       2002      1.000          0.967                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.341          1.405                --
                                                       2005      1.315          1.341           350,621
                                                       2004      1.226          1.315           363,339
                                                       2003      0.958          1.226           232,478
                                                       2002      1.000          0.958                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.296          1.332                --
                                                       2005      1.222          1.296           106,339
                                                       2004      1.176          1.222           101,957
                                                       2003      0.966          1.176           100,664
                                                       2002      1.000          0.966                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.170                --
                                                       2005      1.000          1.104                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.016                --
                                                       2005      1.000          1.015                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.084                --
                                                       2005      1.000          1.049                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.082          1.125                --
                                                       2005      1.000          1.082             6,250

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.044                --
                                                       2005      1.000          1.027                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.065          1.052                --
                                                       2005      1.077          1.065           996,352
                                                       2004      1.073          1.077         1,002,647
                                                       2003      1.014          1.073           888,204
                                                       2002      1.000          1.014                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.422          1.506                --
                                                       2005      1.301          1.422           121,684
                                                       2004      1.150          1.301           130,104
                                                       2003      0.973          1.150            85,949
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.458          1.539                --
                                                       2005      1.450          1.458            92,226
                                                       2004      1.302          1.450            27,016
                                                       2003      0.974          1.302             5,936
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.225          1.261                --
                                                       2005      1.219          1.225         1,931,053
                                                       2004      1.121          1.219         1,886,360
                                                       2003      0.986          1.121         1,674,573
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.158          1.248                --
                                                       2005      1.114          1.158            55,119
                                                       2004      1.000          1.114            13,187

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.516          1.737                --
                                                       2005      1.419          1.516           187,814
                                                       2004      1.256          1.419           120,602
                                                       2003      1.001          1.256            47,064
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.355          1.434                --
                                                       2005      1.310          1.355           160,260
                                                       2004      1.208          1.310           160,221
                                                       2003      1.000          1.208            15,008

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.086                --
                                                       2005      1.000          1.034                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.101          1.109                --
                                                       2005      1.088          1.101           206,711
                                                       2004      1.000          1.088            92,201

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.343          1.397                --
                                                       2005      1.348          1.343            39,402
                                                       2004      1.254          1.348            39,721
                                                       2003      0.969          1.254            36,786
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.274                --
                                                       2005      1.000          1.109                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.264                --
                                                       2005      1.000          1.105                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.263          1.307                --
                                                       2005      1.200          1.263            14,916
                                                       2004      1.184          1.200            11,065
                                                       2003      0.966          1.184            12,206
                                                       2002      1.000          0.966                --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.502          1.430                --
                                                       2007      1.316          1.502           117,177
                                                       2006      1.311          1.316           126,265
                                                       2005      1.245          1.311           135,330
                                                       2004      1.192          1.245           143,021
                                                       2003      0.959          1.192           139,962
                                                       2002      1.000          0.959                --




                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.50%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2009      1.148          1.148               --
                                                       2008      1.148          1.148               --
                                                       2006      1.102          1.148               --
                                                       2005      1.080          1.102            2,694
                                                       2004      1.000          1.080               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.184          1.148               --
                                                       2005      1.057          1.184               --
                                                       2004      1.000          1.057               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.978          1.358           51,283
                                                       2008      1.628          0.978           51,283
                                                       2007      1.454          1.628           51,283
                                                       2006      1.238          1.454           51,283
                                                       2005      1.112          1.238           51,256
                                                       2004      1.000          1.112               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.791          1.076          170,582
                                                       2008      1.448          0.791          171,524
                                                       2007      1.322          1.448          159,086
                                                       2006      1.230          1.322          165,624
                                                       2005      1.085          1.230           92,330
                                                       2004      1.000          1.085               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.766          0.981          198,217
                                                       2008      1.264          0.766          206,828
                                                       2007      1.234          1.264          208,873
                                                       2006      1.098          1.234          206,132
                                                       2005      1.064          1.098          128,467
                                                       2004      1.000          1.064               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.347          1.329               --
                                                       2005      1.168          1.347               --
                                                       2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.345          1.740               --
                                                       2005      1.287          1.345               --
                                                       2004      1.000          1.287               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.199          1.300               --
                                                       2005      1.116          1.199               --
                                                       2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.201          1.335               --
                                                       2005      1.118          1.201           14,061
                                                       2004      1.000          1.118               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      0.880          1.165            5,133
                                                       2008      1.573          0.880            5,138
                                                       2007      1.373          1.573            5,142
                                                       2006      1.261          1.373            5,142
                                                       2005      1.107          1.261            2,007
                                                       2004      1.000          1.107               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.025          1.397            1,332
                                                       2008      1.741          1.025            3,671
                                                       2007      1.547          1.741            3,671
                                                       2006      1.411          1.547            3,671
                                                       2005      1.226          1.411            2,517
                                                       2004      1.000          1.226               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.823          1.088           77,548
                                                       2008      1.199          0.823           78,568
                                                       2007      1.185          1.199           78,574
                                                       2006      1.028          1.185           78,574
                                                       2005      1.000          1.028           78,539

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.715          1.001               --
                                                       2008      1.274          0.715               --
                                                       2007      1.175          1.274               --
                                                       2006      1.108          1.175               --
                                                       2005      1.084          1.108               --
                                                       2004      1.000          1.084               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.185          1.369               --
                                                       2005      1.099          1.185            5,901
                                                       2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.458          2.230               --
                                                       2007      1.957          2.458            1,952
                                                       2006      1.567          1.957            1,954
                                                       2005      1.260          1.567            1,955
                                                       2004      1.000          1.260               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      0.963          1.287            3,726
                                                       2008      1.655          0.963            3,728
                                                       2007      1.470          1.655            1,211
                                                       2006      1.241          1.470            1,212
                                                       2005      1.155          1.241           40,479
                                                       2004      1.000          1.155            6,678

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.188          1.411               --
                                                       2005      1.119          1.188            5,883
                                                       2004      1.000          1.119               --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      0.886          1.248               --
                                                       2008      1.619          0.886               --
                                                       2007      1.363          1.619               --
                                                       2006      1.234          1.363               --
                                                       2005      1.129          1.234               --
                                                       2004      1.000          1.129               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.141          1.271               --
                                                       2005      1.125          1.141               --
                                                       2004      1.000          1.125               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.113          1.181               --
                                                       2006      1.063          1.113               --
                                                       2005      1.025          1.063               --
                                                       2004      1.000          1.025               --

Legg Mason Partners Variable Equity Trust
  LMPVET Battermarch Global Equity Subaccount
  (10/02)............................................  2009      0.729          0.859               --
                                                       2008      1.273          0.729               --
                                                       2007      1.244          1.273               --
                                                       2006      1.107          1.244               --
                                                       2005      1.066          1.107               --
                                                       2004      1.000          1.066               --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.708          0.929            5,102
                                                       2008      1.218          0.708            5,108
                                                       2007      1.231          1.218            5,113
                                                       2006      1.160          1.231            5,118
                                                       2005      1.065          1.160            5,121
                                                       2004      1.000          1.065               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      0.876          1.044            2,746
                                                       2008      1.271          0.876            2,749
                                                       2007      1.202          1.271            2,752
                                                       2006      1.074          1.202            2,755
                                                       2005      1.056          1.074            2,757
                                                       2004      1.000          1.056               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.803          0.784               --
                                                       2008      1.168          0.803               --
                                                       2007      1.171          1.168               --

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.662          0.905           13,057
                                                       2008      1.173          0.662           13,071
                                                       2007      1.181          1.173           13,082
                                                       2006      1.065          1.181           13,082
                                                       2005      1.038          1.065          323,975
                                                       2004      1.000          1.038           52,148

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.822          0.979               --
                                                       2008      1.180          0.822               --
                                                       2007      1.137          1.180               --
                                                       2006      0.988          1.137               --
                                                       2005      1.015          0.988               --
                                                       2004      1.000          1.015               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.736          0.880          492,247
                                                       2008      1.160          0.736          513,672
                                                       2007      1.129          1.160          440,391
                                                       2006      1.048          1.129               --
                                                       2005      1.030          1.048               --
                                                       2004      1.000          1.030               --

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (12/99).......................  2009      0.752          0.948               --
                                                       2008      1.215          0.752               --
                                                       2007      1.231          1.215               --
                                                       2006      1.080          1.231               --
                                                       2005      1.057          1.080               --
                                                       2004      1.000          1.057               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.822          0.999               --
                                                       2008      1.310          0.822               --
                                                       2007      1.293          1.310               --
                                                       2006      1.121          1.293               --
                                                       2005      1.079          1.121               --
                                                       2004      1.000          1.079               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.651          0.903               --
                                                       2008      1.064          0.651               --
                                                       2007      1.036          1.064               --
                                                       2006      1.015          1.036               --
                                                       2005      0.989          1.015               --
                                                       2004      1.000          0.989               --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      0.853          1.132               --
                                                       2008      1.352          0.853               --
                                                       2007      1.294          1.352               --
                                                       2006      1.155          1.294               --
                                                       2005      1.094          1.155               --
                                                       2004      1.000          1.094               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.813          1.132               --
                                                       2008      1.407          0.813               --
                                                       2007      1.311          1.407               --
                                                       2006      1.192          1.311               --
                                                       2005      1.165          1.192               --
                                                       2004      1.000          1.165               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.761          0.739               --
                                                       2008      1.249          0.761               --
                                                       2007      1.220          1.249               --
                                                       2006      1.087          1.220               --
                                                       2005      1.069          1.087               --
                                                       2004      1.000          1.069               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.141          1.154               --
                                                       2006      1.042          1.141               --
                                                       2005      1.032          1.042               --
                                                       2004      1.000          1.032               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.040          1.017               --
                                                       2008      1.039          1.040               --
                                                       2007      1.016          1.039               --
                                                       2006      0.995          1.016               --
                                                       2005      0.993          0.995               --
                                                       2004      1.000          0.993               --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.768          0.879               --
                                                       2008      0.999          0.768               --
                                                       2007      1.011          0.999               --
                                                       2006      0.995          1.011               --
                                                       2005      0.997          0.995           49,181
                                                       2004      1.000          0.997            7,699

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      0.921          1.072               --
                                                       2008      1.094          0.921               --
                                                       2007      1.100          1.094               --
                                                       2006      1.070          1.100               --
                                                       2005      1.069          1.070               --
                                                       2004      1.000          1.069               --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.784          1.223           63,202
                                                       2008      1.148          0.784           71,035
                                                       2007      1.174          1.148           82,052
                                                       2006      1.085          1.174           76,867
                                                       2005      1.084          1.085           39,525
                                                       2004      1.000          1.084               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.316          1.400               --
                                                       2006      1.195          1.316               --
                                                       2005      1.168          1.195               --
                                                       2004      1.000          1.168               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.235          1.292               --
                                                       2006      1.072          1.235               --
                                                       2005      1.056          1.072               --
                                                       2004      1.000          1.056               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.266          1.311               --
                                                       2006      1.106          1.266           30,295
                                                       2005      1.099          1.106           30,282
                                                       2004      1.000          1.099               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.340          1.473               --
                                                       2006      1.224          1.340           36,783
                                                       2005      1.160          1.224           32,084
                                                       2004      1.000          1.160               --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.368          1.430               --
                                                       2006      1.299          1.368               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.868          1.009               --
                                                       2008      1.420          0.868               --
                                                       2007      1.418          1.420               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.574          0.757               --
                                                       2008      1.008          0.574               --
                                                       2007      1.213          1.008               --
                                                       2006      1.003          1.213               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.943          1.187            1,670
                                                       2008      1.292          0.943            4,577
                                                       2007      1.338          1.292            4,577
                                                       2006      1.263          1.338            4,577

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.857          1.299               --
                                                       2008      1.482          0.857               --
                                                       2007      1.533          1.482               --
                                                       2006      1.400          1.533               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      0.977          1.365               --
                                                       2008      1.723          0.977               --
                                                       2007      1.354          1.723               --
                                                       2006      1.329          1.354               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.655          0.873            1,443
                                                       2008      1.043          0.655            1,444
                                                       2008      1.088          1.043            1,446
                                                       2007      1.236          1.088            1,446

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.672          0.776           42,880
                                                       2008      1.082          0.672           49,919
                                                       2007      1.069          1.082           49,925
                                                       2006      1.001          1.069           14,105

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.624          0.770           42,912
                                                       2008      1.045          0.624           46,280
                                                       2007      1.065          1.045           46,288
                                                       2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.711          0.674               --
                                                       2008      1.272          0.711           27,679
                                                       2007      1.165          1.272           27,679
                                                       2006      1.187          1.165           27,679

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.817          1.069               --
                                                       2008      1.364          0.817               --
                                                       2007      1.256          1.364               --
                                                       2006      1.273          1.256               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.017          1.675            1,948
                                                       2008      2.233          1.017            1,950

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      0.995          1.276               --
                                                       2008      1.769          0.995               --
                                                       2007      1.695          1.769               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.021          1.179            2,839
                                                       2008      1.121          1.021            2,842
                                                       2007      1.065          1.121            2,845

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.182          1.310            2,891

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.856          1.035               --
                                                       2008      1.307          0.856               --
                                                       2007      1.277          1.307               --
                                                       2006      1.195          1.277               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.135          1.250               --
                                                       2006      1.085          1.135            1,447

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.047          1.359           23,950
                                                       2008      1.203          1.047           23,958
                                                       2007      1.156          1.203           16,999
                                                       2006      1.123          1.156           17,005

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.662          0.816           21,372
                                                       2008      0.967          0.662           21,381
                                                       2007      1.023          0.967           21,389
                                                       2006      1.003          1.023           21,396

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.686          0.998               --
                                                       2008      1.296          0.686               --
                                                       2007      1.104          1.296               --
                                                       2006      1.137          1.104               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.008          1.075               --
                                                       2008      1.072          1.008               --
                                                       2007      1.036          1.072               --
                                                       2006      1.004          1.036               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.670          0.839           35,349

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.654          0.645               --
                                                       2008      1.122          0.654               --
                                                       2007      1.152          1.122               --
                                                       2006      1.127          1.152               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.627          0.653               --
                                                       2008      1.165          0.627           18,618
                                                       2007      1.150          1.165           18,618
                                                       2006      1.141          1.150           18,618

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.724          0.859               --
                                                       2008      1.217          0.724               --
                                                       2007      1.199          1.217               --
                                                       2006      1.176          1.199               --

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.801          1.094               --
                                                       2008      1.216          0.801               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.616          0.790               --
                                                       2008      1.061          0.616               --
                                                       2007      1.054          1.061               --
                                                       2006      1.002          1.054               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.891          1.047               --
                                                       2008      1.067          0.891               --
                                                       2007      1.036          1.067               --
                                                       2006      1.001          1.036               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.815          0.983               --
                                                       2008      1.066          0.815               --
                                                       2007      1.043          1.066               --
                                                       2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.742          0.916           41,399
                                                       2008      1.067          0.742           41,434
                                                       2007      1.048          1.067           41,465
                                                       2006      1.002          1.048           41,465

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.675          0.850               --
                                                       2008      1.066          0.675               --
                                                       2007      1.053          1.066               --
                                                       2006      1.002          1.053               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.764          0.934               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      0.925          1.068            1,664
                                                       2008      1.221          0.925            4,638
                                                       2007      1.202          1.221            4,638
                                                       2006      1.132          1.202            4,638

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.955          1.126           60,110
                                                       2008      1.452          0.955           68,475
                                                       2007      1.383          1.452           77,868
                                                       2006      1.259          1.383           77,868

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.640          0.892               --
                                                       2008      1.131          0.640               --
                                                       2007      1.062          1.131               --
                                                       2006      0.998          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.043          1.061               --
                                                       2006      1.062          1.043            2,847
                                                       2005      1.067          1.062            2,849
                                                       2004      1.000          1.067               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.145          1.179               --
                                                       2008      1.120          1.145            2,894
                                                       2007      1.056          1.120            2,897
                                                       2006      1.043          1.056            2,900
                                                       2005      1.043          1.043            2,902
                                                       2004      1.000          1.043               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.579          1.704               --
                                                       2006      1.267          1.579               --
                                                       2005      1.158          1.267               --
                                                       2004      1.000          1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.424          1.516               --
                                                       2006      1.244          1.424               --
                                                       2005      1.192          1.244               --
                                                       2004      1.000          1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.118          1.187               --
                                                       2005      1.054          1.118           27,665
                                                       2004      1.000          1.054               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.122          1.176               --
                                                       2005      1.101          1.122               --
                                                       2004      1.000          1.101               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.111          1.141               --
                                                       2005      1.048          1.111            3,154
                                                       2004      1.000          1.048               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.103          1.170               --
                                                       2005      1.000          1.103               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.016               --
                                                       2005      1.000          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.083               --
                                                       2005      1.000          1.049           38,334

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.081          1.125               --
                                                       2005      1.000          1.081               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.026          1.043               --
                                                       2005      1.000          1.026               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.016          1.004               --
                                                       2005      1.028          1.016           48,093
                                                       2004      1.000          1.028            7,480

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.227          1.299               --
                                                       2005      1.123          1.227               --
                                                       2004      1.000          1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.078          1.137               --
                                                       2005      1.073          1.078               --
                                                       2004      1.000          1.073               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.099          1.132               --
                                                       2005      1.095          1.099            3,113
                                                       2004      1.000          1.095               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.169          1.259               --
                                                       2005      1.125          1.169           73,594
                                                       2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.222          1.400               --
                                                       2005      1.144          1.222               --
                                                       2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.129          1.195               --
                                                       2005      1.092          1.129               --
                                                       2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.085               --
                                                       2005      1.000          1.034            1,448

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.115          1.123               --
                                                       2005      1.103          1.115           14,747
                                                       2004      1.000          1.103               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.092          1.136               --
                                                       2005      1.097          1.092            9,511
                                                       2004      1.000          1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.273               --
                                                       2005      1.000          1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.263               --
                                                       2005      1.000          1.105            3,127

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.089          1.127               --
                                                       2005      1.036          1.089               --
                                                       2004      1.000          1.036               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.275          1.213               --
                                                       2007      1.117          1.275               --
                                                       2006      1.114          1.117               --
                                                       2005      1.058          1.114               --
                                                       2004      1.000          1.058               --




                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.55%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2009      1.147          1.147               --
                                                       2008      1.147          1.147               --
                                                       2006      1.101          1.147               --
                                                       2005      1.080          1.101           20,275
                                                       2004      1.000          1.080               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.184          1.146               --
                                                       2005      1.057          1.184               --
                                                       2004      1.000          1.057               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.976          1.354           11,334
                                                       2008      1.625          0.976           14,388
                                                       2007      1.452          1.625           14,393
                                                       2006      1.237          1.452           28,294
                                                       2005      1.112          1.237           13,476
                                                       2004      1.000          1.112               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.790          1.073          455,407
                                                       2008      1.446          0.790          472,309
                                                       2007      1.320          1.446          520,965
                                                       2006      1.229          1.320          499,533
                                                       2005      1.085          1.229          411,119
                                                       2004      1.000          1.085           34,031

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.765          0.978          385,454
                                                       2008      1.262          0.765          429,948
                                                       2007      1.233          1.262          460,412
                                                       2006      1.097          1.233          431,176
                                                       2005      1.064          1.097          345,177
                                                       2004      1.000          1.064              766

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.346          1.328               --
                                                       2005      1.168          1.346               --
                                                       2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.344          1.738               --
                                                       2005      1.286          1.344           13,433
                                                       2004      1.000          1.286               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.198          1.299               --
                                                       2005      1.116          1.198            1,287
                                                       2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.200          1.334               --
                                                       2005      1.118          1.200           97,012
                                                       2004      1.000          1.118              740

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      0.878          1.162          139,659
                                                       2008      1.570          0.878          139,659
                                                       2007      1.371          1.570          139,659
                                                       2006      1.260          1.371          120,320
                                                       2005      1.106          1.260           37,790
                                                       2004      1.000          1.106               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.023          1.393          120,817
                                                       2008      1.737          1.023          144,604
                                                       2007      1.546          1.737          136,963
                                                       2006      1.410          1.546          145,334
                                                       2005      1.226          1.410          163,704
                                                       2004      1.000          1.226           19,636

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.821          1.086           20,722
                                                       2008      1.198          0.821           20,736
                                                       2007      1.184          1.198           20,736
                                                       2006      1.027          1.184           16,826
                                                       2005      1.000          1.027            5,741

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.713          0.998           42,102
                                                       2008      1.272          0.713           46,376
                                                       2007      1.173          1.272           19,438
                                                       2006      1.107          1.173           20,456
                                                       2005      1.084          1.107           20,338
                                                       2004      1.000          1.084            9,872

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.184          1.367               --
                                                       2005      1.099          1.184           62,704
                                                       2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.454          2.226               --
                                                       2007      1.955          2.454           20,553
                                                       2006      1.566          1.955            9,036
                                                       2005      1.260          1.566           10,108
                                                       2004      1.000          1.260           11,772

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      0.960          1.283           55,818
                                                       2008      1.653          0.960           63,067
                                                       2007      1.468          1.653           61,363
                                                       2006      1.240          1.468          141,961
                                                       2005      1.155          1.240          136,574
                                                       2004      1.000          1.155           63,377

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.187          1.409               --
                                                       2005      1.118          1.187          142,910
                                                       2004      1.000          1.118               --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      0.884          1.245               --
                                                       2008      1.616          0.884               --
                                                       2007      1.362          1.616               --
                                                       2006      1.233          1.362               --
                                                       2005      1.129          1.233               --
                                                       2004      1.000          1.129               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.140          1.269               --
                                                       2005      1.125          1.140           89,672
                                                       2004      1.000          1.125           64,090

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.112          1.180               --
                                                       2006      1.062          1.112               --
                                                       2005      1.025          1.062               --
                                                       2004      1.000          1.025               --

Legg Mason Partners Variable Equity Trust
  LMPVET Battermarch Global Equity Subaccount
  (10/02)............................................  2009      0.727          0.856          351,797
                                                       2008      1.271          0.727          357,400
                                                       2007      1.243          1.271          397,902
                                                       2006      1.107          1.243          464,735
                                                       2005      1.065          1.107          406,369
                                                       2004      1.000          1.065          103,866

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.707          0.927           40,121
                                                       2008      1.216          0.707           39,332
                                                       2007      1.229          1.216           38,527
                                                       2006      1.159          1.229            9,883
                                                       2005      1.065          1.159            9,552
                                                       2004      1.000          1.065               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      0.875          1.041           25,809
                                                       2008      1.269          0.875            8,784
                                                       2007      1.201          1.269           49,687
                                                       2006      1.073          1.201           49,720
                                                       2005      1.055          1.073           49,206
                                                       2004      1.000          1.055           33,887

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.802          0.782               --
                                                       2008      1.166          0.802           20,960
                                                       2007      1.169          1.166           21,153

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.660          0.903          466,526
                                                       2008      1.171          0.660          526,150
                                                       2007      1.179          1.171          480,799
                                                       2006      1.065          1.179          548,567
                                                       2005      1.038          1.065          478,793
                                                       2004      1.000          1.038           26,690

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.820          0.976               --
                                                       2008      1.178          0.820               --
                                                       2007      1.135          1.178               --
                                                       2006      0.987          1.135               --
                                                       2005      1.015          0.987               --
                                                       2004      1.000          1.015               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.734          0.878           50,412
                                                       2008      1.158          0.734           48,510
                                                       2007      1.128          1.158           50,751
                                                       2006      1.047          1.128           52,797
                                                       2005      1.030          1.047           52,916
                                                       2004      1.000          1.030               --

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (12/99).......................  2009      0.750          0.946              717
                                                       2008      1.213          0.750              720
                                                       2007      1.229          1.213              723
                                                       2006      1.079          1.229              725
                                                       2005      1.057          1.079              728
                                                       2004      1.000          1.057               --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.820          0.996           11,654
                                                       2008      1.308          0.820           15,002
                                                       2007      1.291          1.308           15,002
                                                       2006      1.120          1.291           15,002
                                                       2005      1.078          1.120           15,002
                                                       2004      1.000          1.078               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.649          0.901            5,454
                                                       2008      1.062          0.649           12,988
                                                       2007      1.034          1.062           12,920
                                                       2006      1.014          1.034           12,949
                                                       2005      0.989          1.014           12,501
                                                       2004      1.000          0.989               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      0.851          1.128           29,725
                                                       2008      1.349          0.851           30,416
                                                       2007      1.292          1.349           28,787
                                                       2006      1.154          1.292           18,302
                                                       2005      1.093          1.154           19,256
                                                       2004      1.000          1.093            9,888

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.811          1.129               --
                                                       2008      1.404          0.811            2,859
                                                       2007      1.309          1.404            2,877
                                                       2006      1.191          1.309               --
                                                       2005      1.165          1.191               --
                                                       2004      1.000          1.165               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.759          0.737               --
                                                       2008      1.247          0.759               --
                                                       2007      1.219          1.247               --
                                                       2006      1.086          1.219               --
                                                       2005      1.069          1.086               --
                                                       2004      1.000          1.069               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.140          1.152               --
                                                       2006      1.041          1.140           20,815
                                                       2005      1.032          1.041           20,662
                                                       2004      1.000          1.032           10,329

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.038          1.014              723
                                                       2008      1.038          1.038              726
                                                       2007      1.014          1.038              729
                                                       2006      0.995          1.014              732
                                                       2005      0.992          0.995              734
                                                       2004      1.000          0.992               --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.766          0.877              720
                                                       2008      0.997          0.766              723
                                                       2007      1.009          0.997              726
                                                       2006      0.995          1.009              728
                                                       2005      0.997          0.995              731
                                                       2004      1.000          0.997               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      0.919          1.069               --
                                                       2008      1.092          0.919               --
                                                       2007      1.098          1.092               --
                                                       2006      1.069          1.098               --
                                                       2005      1.069          1.069               --
                                                       2004      1.000          1.069               --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.782          1.220           32,543
                                                       2008      1.146          0.782           45,575
                                                       2007      1.172          1.146           47,385
                                                       2006      1.084          1.172           13,287
                                                       2005      1.083          1.084           12,550
                                                       2004      1.000          1.083               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.314          1.398               --
                                                       2006      1.194          1.314            2,986
                                                       2005      1.168          1.194            2,962
                                                       2004      1.000          1.168               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.233          1.290               --
                                                       2006      1.071          1.233               --
                                                       2005      1.056          1.071               --
                                                       2004      1.000          1.056               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.264          1.310               --
                                                       2006      1.106          1.264           21,522
                                                       2005      1.098          1.106           28,907
                                                       2004      1.000          1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.338          1.470               --
                                                       2006      1.223          1.338          165,277
                                                       2005      1.159          1.223          161,706
                                                       2004      1.000          1.159           63,332

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.366          1.428               --
                                                       2006      1.298          1.366           64,367

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.866          1.007           65,902
                                                       2008      1.418          0.866           67,223
                                                       2007      1.416          1.418           65,276

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.574          0.755           10,251
                                                       2008      1.007          0.574           12,570
                                                       2007      1.212          1.007           23,926
                                                       2006      1.003          1.212           15,382

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.941          1.184           11,792
                                                       2008      1.291          0.941           11,795
                                                       2007      1.337          1.291           11,798
                                                       2006      1.263          1.337              725

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.855          1.296               --
                                                       2008      1.480          0.855               --
                                                       2007      1.531          1.480           31,902
                                                       2006      1.398          1.531               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      0.975          1.361           17,970
                                                       2008      1.720          0.975           17,970
                                                       2007      1.353          1.720           17,970
                                                       2006      1.328          1.353               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.654          0.871           12,212
                                                       2008      1.042          0.654           11,114
                                                       2008      1.087          1.042           10,956
                                                       2007      1.234          1.087               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.671          0.774            9,108
                                                       2008      1.081          0.671           22,259
                                                       2007      1.069          1.081           21,937
                                                       2006      1.001          1.069           65,545

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.623          0.769          127,539
                                                       2008      1.044          0.623          128,510
                                                       2007      1.065          1.044          146,333
                                                       2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.710          0.672               --
                                                       2008      1.269          0.710               --
                                                       2007      1.164          1.269               --
                                                       2006      1.185          1.164               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.815          1.067               --
                                                       2008      1.363          0.815               --
                                                       2007      1.255          1.363               --
                                                       2006      1.272          1.255               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.014          1.671           20,553
                                                       2008      2.229          1.014           20,553

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      0.992          1.273           39,314
                                                       2008      1.766          0.992           39,314
                                                       2007      1.693          1.766           39,769

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.019          1.175          257,201
                                                       2008      1.119          1.019          257,385
                                                       2007      1.064          1.119          288,401

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.179          1.306          333,892

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.854          1.032           23,018
                                                       2008      1.305          0.854           23,018
                                                       2007      1.275          1.305           23,018
                                                       2006      1.193          1.275               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.134          1.248               --
                                                       2006      1.085          1.134               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.044          1.355          237,652
                                                       2008      1.200          1.044          259,366
                                                       2007      1.155          1.200          276,798
                                                       2006      1.122          1.155          255,887

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.661          0.815          306,398
                                                       2008      0.966          0.661          317,703
                                                       2007      1.022          0.966          322,152
                                                       2006      1.003          1.022          355,273

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.684          0.995               --
                                                       2008      1.294          0.684               --
                                                       2007      1.102          1.294               --
                                                       2006      1.136          1.102               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.006          1.072           63,505
                                                       2008      1.070          1.006           63,511
                                                       2007      1.034          1.070           63,516
                                                       2006      1.003          1.034            4,099

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.669          0.837               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.653          0.643               --
                                                       2008      1.120          0.653               --
                                                       2007      1.150          1.120               --
                                                       2006      1.126          1.150               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.626          0.651               --
                                                       2008      1.163          0.626            3,340
                                                       2007      1.148          1.163            3,342
                                                       2006      1.140          1.148            3,342

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.722          0.857               (0)
                                                       2008      1.215          0.722            5,620
                                                       2007      1.197          1.215            5,624
                                                       2006      1.174          1.197            5,624

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.799          1.091               --
                                                       2008      1.213          0.799               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.616          0.789           32,271
                                                       2008      1.060          0.616           30,912
                                                       2007      1.054          1.060           29,813
                                                       2006      1.002          1.054           30,598

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.890          1.045               --
                                                       2008      1.066          0.890               --
                                                       2007      1.036          1.066               --
                                                       2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.814          0.981               --
                                                       2008      1.065          0.814               --
                                                       2007      1.043          1.065               --
                                                       2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.741          0.914               --
                                                       2008      1.066          0.741               --
                                                       2007      1.048          1.066               --
                                                       2006      1.002          1.048          286,616

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.674          0.848          222,677
                                                       2008      1.065          0.674          224,467
                                                       2007      1.053          1.065          225,359
                                                       2006      1.002          1.053          224,275

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.762          0.932               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      0.923          1.065          199,998
                                                       2008      1.219          0.923          205,532
                                                       2007      1.201          1.219          247,851
                                                       2006      1.131          1.201          243,154

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.953          1.122          108,178
                                                       2008      1.449          0.953          116,387
                                                       2007      1.381          1.449          115,891
                                                       2006      1.258          1.381           77,332

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.639          0.891               --
                                                       2008      1.130          0.639               --
                                                       2007      1.062          1.130               --
                                                       2006      0.998          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.042          1.059               --
                                                       2006      1.061          1.042          354,078
                                                       2005      1.066          1.061          298,845
                                                       2004      1.000          1.066           60,172

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.142          1.176               --
                                                       2008      1.118          1.142          338,553
                                                       2007      1.055          1.118          384,569
                                                       2006      1.042          1.055          374,764
                                                       2005      1.043          1.042          357,897
                                                       2004      1.000          1.043           56,932

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.577          1.702               --
                                                       2006      1.266          1.577               --
                                                       2005      1.158          1.266               --
                                                       2004      1.000          1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.422          1.514               --
                                                       2006      1.243          1.422           15,345
                                                       2005      1.192          1.243           19,791
                                                       2004      1.000          1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.117          1.185               --
                                                       2005      1.053          1.117               --
                                                       2004      1.000          1.053               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (11/99).........  2006      1.121          1.174               --
                                                       2005      1.101          1.121           18,454
                                                       2004      1.000          1.101               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.110          1.140               --
                                                       2005      1.047          1.110               --
                                                       2004      1.000          1.047               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.103          1.169               --
                                                       2005      1.000          1.103           26,398

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.015               --
                                                       2005      1.000          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.083               --
                                                       2005      1.000          1.049               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.081          1.124               --
                                                       2005      1.000          1.081          456,630

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.026          1.043               --
                                                       2005      1.000          1.026               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.016          1.003               --
                                                       2005      1.028          1.016            4,104
                                                       2004      1.000          1.028               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.227          1.298               --
                                                       2005      1.123          1.227           79,209
                                                       2004      1.000          1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.077          1.136               --
                                                       2005      1.072          1.077               --
                                                       2004      1.000          1.072               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.099          1.131               --
                                                       2005      1.095          1.099          268,929
                                                       2004      1.000          1.095              983

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.168          1.258               --
                                                       2005      1.125          1.168           27,601
                                                       2004      1.000          1.125               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.221          1.398               --
                                                       2005      1.144          1.221               --
                                                       2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.128          1.193               --
                                                       2005      1.092          1.128               --
                                                       2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.085               --
                                                       2005      1.000          1.034               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.114          1.122               --
                                                       2005      1.103          1.114          159,981
                                                       2004      1.000          1.103               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.091          1.135               --
                                                       2005      1.097          1.091            2,635
                                                       2004      1.000          1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.272               --
                                                       2005      1.000          1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.263               --
                                                       2005      1.000          1.104              728

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.088          1.126               --
                                                       2005      1.035          1.088               --
                                                       2004      1.000          1.035               --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.272          1.210               --
                                                       2007      1.116          1.272               --
                                                       2006      1.113          1.116               --
                                                       2005      1.058          1.113               --
                                                       2004      1.000          1.058               --




                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.60%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.234          1.286                --
                                                       2005      1.211          1.234                --
                                                       2004      1.118          1.211                --
                                                       2003      1.000          1.118                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.288          1.247                --
                                                       2005      1.151          1.288                --
                                                       2004      1.091          1.151                --
                                                       2003      1.000          1.091                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.148          1.592           326,343
                                                       2008      1.912          1.148           295,275
                                                       2007      1.709          1.912           298,130
                                                       2006      1.457          1.709           299,516
                                                       2005      1.310          1.457           282,025
                                                       2004      1.185          1.310           183,593
                                                       2003      1.000          1.185            14,783

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.913          1.240           689,867
                                                       2008      1.673          0.913           536,739
                                                       2007      1.528          1.673           625,553
                                                       2006      1.423          1.528           634,338
                                                       2005      1.257          1.423           631,090
                                                       2004      1.147          1.257           445,466
                                                       2003      1.000          1.147            52,996

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.883          1.129           584,339
                                                       2008      1.458          0.883           503,075
                                                       2007      1.425          1.458           579,568
                                                       2006      1.269          1.425           614,144
                                                       2005      1.231          1.269           622,504
                                                       2004      1.144          1.231           413,574
                                                       2003      1.000          1.144            90,555

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.532          1.511                --
                                                       2005      1.330          1.532                --
                                                       2004      1.142          1.330                --
                                                       2003      1.000          1.142                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.525          1.971                --
                                                       2005      1.460          1.525                --
                                                       2004      1.141          1.460                --
                                                       2003      1.000          1.141                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.282          1.389                --
                                                       2005      1.194          1.282             8,434
                                                       2004      1.073          1.194                --
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.279          1.421                --
                                                       2005      1.192          1.279            80,769
                                                       2004      1.066          1.192            73,096
                                                       2003      1.000          1.066                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      1.014          1.340           117,917
                                                       2008      1.814          1.014           216,999
                                                       2007      1.584          1.814           156,414
                                                       2006      1.457          1.584           170,454
                                                       2005      1.280          1.457           172,795
                                                       2004      1.139          1.280            65,331
                                                       2003      1.000          1.139            23,369

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.209          1.646           124,864
                                                       2008      2.055          1.209            26,485
                                                       2007      1.829          2.055            16,354
                                                       2006      1.670          1.829            65,237
                                                       2005      1.452          1.670            65,314
                                                       2004      1.195          1.452             5,627
                                                       2003      1.000          1.195                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.820          1.083                --
                                                       2008      1.196          0.820                --
                                                       2007      1.183          1.196                --
                                                       2006      1.027          1.183                --
                                                       2005      1.000          1.027                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.849          1.187            14,745
                                                       2008      1.515          0.849            15,876
                                                       2007      1.398          1.515            15,876
                                                       2006      1.320          1.398            15,876
                                                       2005      1.293          1.320            20,154
                                                       2004      1.190          1.293            20,152
                                                       2003      1.000          1.190             4,453

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.318          1.521                --
                                                       2005      1.224          1.318            52,376
                                                       2004      1.115          1.224            45,881
                                                       2003      1.000          1.115            24,126

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.978          2.700                --
                                                       2007      2.373          2.978                --
                                                       2006      1.902          2.373                --
                                                       2005      1.531          1.902                --
                                                       2004      1.260          1.531                --
                                                       2003      1.000          1.260                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.124          1.501            36,547
                                                       2008      1.936          1.124            37,000
                                                       2007      1.721          1.936             8,134
                                                       2006      1.454          1.721            22,958
                                                       2005      1.355          1.454            31,756
                                                       2004      1.173          1.355            31,137
                                                       2003      1.000          1.173            13,468

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.390          1.649                --
                                                       2005      1.310          1.390            13,531
                                                       2004      1.159          1.310             1,520
                                                       2003      1.000          1.159                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      1.046          1.472            26,685
                                                       2008      1.912          1.046            32,443
                                                       2007      1.612          1.912             5,758
                                                       2006      1.460          1.612             5,758
                                                       2005      1.337          1.460             5,758
                                                       2004      1.139          1.337             5,758
                                                       2003      1.000          1.139                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.328          1.477                --
                                                       2005      1.310          1.328                --
                                                       2004      1.171          1.310                --
                                                       2003      1.000          1.171                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.248          1.324                --
                                                       2006      1.193          1.248                --
                                                       2005      1.152          1.193                --
                                                       2004      1.149          1.152                --
                                                       2003      1.000          1.149                --

Legg Mason Partners Variable Equity Trust
  LMPVET Battermarch Global Equity Subaccount
  (10/02)............................................  2009      0.832          0.980            14,352
                                                       2008      1.456          0.832            15,364
                                                       2007      1.424          1.456            49,695
                                                       2006      1.269          1.424            82,455
                                                       2005      1.222          1.269            85,525
                                                       2004      1.138          1.222            85,274
                                                       2003      1.000          1.138            24,738

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.804          1.054            93,299
                                                       2008      1.385          0.804            99,601
                                                       2007      1.400          1.385           138,064
                                                       2006      1.321          1.400           162,170
                                                       2005      1.214          1.321           160,262
                                                       2004      1.134          1.214           160,975
                                                       2003      1.000          1.134            71,394

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      0.979          1.165            64,534
                                                       2008      1.422          0.979             5,072
                                                       2007      1.346          1.422            30,548
                                                       2006      1.203          1.346            30,558
                                                       2005      1.184          1.203            31,908
                                                       2004      1.117          1.184            17,157
                                                       2003      1.000          1.117            16,356

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.903          0.881                --
                                                       2008      1.314          0.903            67,222
                                                       2007      1.318          1.314            68,636

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.743          1.016           411,839
                                                       2008      1.319          0.743           520,354
                                                       2007      1.329          1.319           653,664
                                                       2006      1.200          1.329           667,648
                                                       2005      1.170          1.200           709,905
                                                       2004      1.126          1.170           678,003
                                                       2003      1.000          1.126           148,388

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.893          1.062                --
                                                       2008      1.283          0.893             3,298
                                                       2007      1.237          1.283             5,373
                                                       2006      1.077          1.237             5,373
                                                       2005      1.107          1.077            30,024
                                                       2004      1.099          1.107            26,596
                                                       2003      1.000          1.099                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.791          0.945           210,062
                                                       2008      1.248          0.791           216,854
                                                       2007      1.216          1.248           589,996
                                                       2006      1.130          1.216           789,181
                                                       2005      1.112          1.130         1,027,957
                                                       2004      1.087          1.112           766,233
                                                       2003      1.000          1.087            83,053

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (12/99).......................  2009      0.871          1.098            70,869
                                                       2008      1.410          0.871           144,412
                                                       2007      1.429          1.410           153,671
                                                       2006      1.256          1.429           137,556
                                                       2005      1.230          1.256           135,489
                                                       2004      1.166          1.230           131,180
                                                       2003      1.000          1.166            52,593

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.935          1.134            17,623
                                                       2008      1.490          0.935            25,886
                                                       2007      1.472          1.490            33,858
                                                       2006      1.278          1.472            34,027
                                                       2005      1.231          1.278            34,030
                                                       2004      1.145          1.231            33,530
                                                       2003      1.000          1.145                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.747          1.036            24,688
                                                       2008      1.222          0.747            24,695
                                                       2007      1.192          1.222            24,702
                                                       2006      1.169          1.192            24,707
                                                       2005      1.140          1.169            24,714
                                                       2004      1.166          1.140            24,720
                                                       2003      1.000          1.166            24,722

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      0.967          1.281             1,922
                                                       2008      1.533          0.967             1,926
                                                       2007      1.468          1.533             1,929
                                                       2006      1.313          1.468             1,933
                                                       2005      1.244          1.313             6,430
                                                       2004      1.156          1.244             4,492
                                                       2003      1.000          1.156                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.962          1.339            12,808
                                                       2008      1.666          0.962            12,808
                                                       2007      1.554          1.666            12,808
                                                       2006      1.415          1.554            12,808
                                                       2005      1.384          1.415            12,808
                                                       2004      1.234          1.384            12,808
                                                       2003      1.000          1.234            12,808

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.859          0.833                --
                                                       2008      1.410          0.859            34,123
                                                       2007      1.380          1.410            51,981
                                                       2006      1.230          1.380            55,755
                                                       2005      1.211          1.230            56,132
                                                       2004      1.127          1.211            69,683
                                                       2003      1.000          1.127            19,639

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.286          1.299                --
                                                       2006      1.175          1.286            68,659
                                                       2005      1.165          1.175            23,449
                                                       2004      1.120          1.165            19,488
                                                       2003      1.000          1.120                --

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.018          0.994           109,621
                                                       2008      1.018          1.018           149,816
                                                       2007      0.996          1.018           454,296
                                                       2006      0.977          0.996            15,394
                                                       2005      0.975          0.977            16,921
                                                       2004      0.992          0.975                --
                                                       2003      1.000          0.992                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.753          0.861                --
                                                       2008      0.981          0.753                --
                                                       2007      0.993          0.981            22,377
                                                       2006      0.979          0.993            42,139
                                                       2005      0.982          0.979            46,552
                                                       2004      0.996          0.982            69,337
                                                       2003      1.000          0.996            29,937

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      0.942          1.095            17,342
                                                       2008      1.119          0.942            18,875
                                                       2007      1.126          1.119            19,841
                                                       2006      1.097          1.126            19,843
                                                       2005      1.097          1.097            20,117
                                                       2004      1.055          1.097            17,356
                                                       2003      1.000          1.055             6,423

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.852          1.328            29,310
                                                       2008      1.250          0.852            33,555
                                                       2007      1.279          1.250            59,443
                                                       2006      1.183          1.279            68,783
                                                       2005      1.183          1.183            79,690
                                                       2004      1.099          1.183            81,083
                                                       2003      1.000          1.099             2,317

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.560          1.660                --
                                                       2006      1.419          1.560             3,347
                                                       2005      1.388          1.419             3,347
                                                       2004      1.232          1.388             3,347
                                                       2003      1.000          1.232             3,347

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.438          1.503                --
                                                       2006      1.249          1.438            17,056
                                                       2005      1.232          1.249            51,513
                                                       2004      1.168          1.232            51,513
                                                       2003      1.000          1.168                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.436          1.488                --
                                                       2006      1.257          1.436           278,027
                                                       2005      1.249          1.257           300,534
                                                       2004      1.138          1.249            83,066
                                                       2003      1.000          1.138            34,762

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.608          1.766                --
                                                       2006      1.470          1.608           119,336
                                                       2005      1.394          1.470           124,386
                                                       2004      1.153          1.394            22,009
                                                       2003      1.000          1.153            14,386

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.492          1.560                --
                                                       2006      1.419          1.492                --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.945          1.098                --
                                                       2008      1.548          0.945                --
                                                       2007      1.547          1.548                --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.573          0.754                --
                                                       2008      1.006          0.573                --
                                                       2007      1.212          1.006                --
                                                       2006      1.003          1.212                --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.939          1.181                --
                                                       2008      1.289          0.939                --
                                                       2007      1.336          1.289                --
                                                       2006      1.262          1.336                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.973          1.474           141,759
                                                       2008      1.684          0.973           168,210
                                                       2007      1.744          1.684            98,803
                                                       2006      1.593          1.744            98,803

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.108          1.546             7,770
                                                       2008      1.956          1.108                --
                                                       2007      1.539          1.956                --
                                                       2006      1.511          1.539                --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.652          0.869                --
                                                       2008      1.040          0.652                --
                                                       2008      1.085          1.040                --
                                                       2007      1.233          1.085                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.670          0.773           173,128
                                                       2008      1.080          0.670           423,165
                                                       2007      1.069          1.080           441,380
                                                       2006      1.001          1.069            73,140

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.622          0.767            32,720
                                                       2008      1.043          0.622            32,720
                                                       2007      1.065          1.043            39,039
                                                       2006      1.002          1.065                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.791          0.750                --
                                                       2008      1.416          0.791               781
                                                       2007      1.299          1.416               783
                                                       2006      1.324          1.299               785

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.814          1.064                (0)
                                                       2008      1.361          0.814             1,091
                                                       2007      1.254          1.361             1,778
                                                       2006      1.272          1.254             1,778

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.230          2.025            26,770
                                                       2008      2.704          1.230            20,117

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.141          1.462                --
                                                       2008      2.031          1.141                --
                                                       2007      1.947          2.031                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.056          1.218            42,623
                                                       2008      1.161          1.056            24,778
                                                       2007      1.104          1.161            24,778

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.179          1.305            67,116

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.951          1.148            79,170
                                                       2008      1.453          0.951             2,093
                                                       2007      1.421          1.453             3,409
                                                       2006      1.330          1.421            18,035

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.134          1.247                --
                                                       2006      1.084          1.134                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.028          1.332                (0)
                                                       2008      1.182          1.028                --
                                                       2007      1.137          1.182            12,995
                                                       2006      1.105          1.137            12,995

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.660          0.813           119,958
                                                       2008      0.965          0.660           157,314
                                                       2007      1.022          0.965           122,538
                                                       2006      1.003          1.022           114,470

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.800          1.163             1,324
                                                       2008      1.513          0.800             1,327
                                                       2007      1.290          1.513             8,908
                                                       2006      1.330          1.290             8,910

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.005          1.070            16,055
                                                       2008      1.070          1.005             2,680
                                                       2007      1.035          1.070            74,783
                                                       2006      1.004          1.035            80,679

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.741          0.927               808

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.717          0.707                --
                                                       2008      1.231          0.717            19,499
                                                       2007      1.265          1.231            54,319
                                                       2006      1.239          1.265            54,319

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.694          0.722                --
                                                       2008      1.290          0.694            46,249
                                                       2007      1.274          1.290                --
                                                       2006      1.266          1.274                --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.792          0.939                (0)
                                                       2008      1.333          0.792             5,023
                                                       2007      1.314          1.333            12,406
                                                       2006      1.290          1.314            16,135

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.876          1.194            25,373
                                                       2008      1.329          0.876            26,612

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.615          0.788                --
                                                       2008      1.060          0.615                --
                                                       2007      1.053          1.060                --
                                                       2006      1.002          1.053                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.889          1.043                --
                                                       2008      1.065          0.889                --
                                                       2007      1.036          1.065                --
                                                       2006      1.001          1.036                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.813          0.980                --
                                                       2008      1.064          0.813                --
                                                       2007      1.042          1.064                --
                                                       2006      1.002          1.042                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.740          0.913                --
                                                       2008      1.065          0.740                --
                                                       2007      1.047          1.065                --
                                                       2006      1.002          1.047                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.673          0.846                --
                                                       2008      1.065          0.673             1,929
                                                       2007      1.052          1.065             3,143
                                                       2006      1.002          1.052             3,143

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.862          1.053            23,587

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      0.984          1.135           169,949
                                                       2008      1.300          0.984           172,321
                                                       2007      1.281          1.300           229,849
                                                       2006      1.207          1.281           229,884

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.941          1.108                --
                                                       2008      1.432          0.941                --
                                                       2007      1.365          1.432                --
                                                       2006      1.244          1.365                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2009      0.626          0.853            32,218
                                                       2008      1.081          0.626            32,218
                                                       2007      1.044          1.081            32,218
                                                       2006      0.996          1.044            32,218

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.638          0.889                --
                                                       2008      1.129          0.638                --
                                                       2007      1.062          1.129                --
                                                       2006      0.998          1.062                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.081          1.099                --
                                                       2006      1.102          1.081            24,778
                                                       2005      1.107          1.102            24,778
                                                       2004      1.044          1.107            24,778
                                                       2003      1.000          1.044             8,388

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.142          1.176                --
                                                       2008      1.118          1.142            76,399
                                                       2007      1.055          1.118           143,519
                                                       2006      1.043          1.055           150,585
                                                       2005      1.045          1.043           183,492
                                                       2004      1.022          1.045           111,986
                                                       2003      1.000          1.022            18,097

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.814          1.958                --
                                                       2006      1.458          1.814                --
                                                       2005      1.334          1.458                --
                                                       2004      1.178          1.334                --
                                                       2003      1.000          1.178                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.809          1.925                --
                                                       2006      1.582          1.809           103,489
                                                       2005      1.517          1.582            48,165
                                                       2004      1.234          1.517             4,533
                                                       2003      1.000          1.234             4,533

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.247          1.324                --
                                                       2005      1.177          1.247               788
                                                       2004      1.134          1.177               790
                                                       2003      1.000          1.134               791

  Travelers Equity Income Subaccount (11/99).........  2006      1.232          1.290                --
                                                       2005      1.210          1.232            17,027
                                                       2004      1.130          1.210            12,164
                                                       2003      1.000          1.130             3,725

  Travelers Large Cap Subaccount (11/99).............  2006      1.232          1.266                --
                                                       2005      1.164          1.232                --
                                                       2004      1.121          1.164                --
                                                       2003      1.000          1.121                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.103          1.169                --
                                                       2005      1.000          1.103                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.014          1.015                --
                                                       2005      1.000          1.014                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.048          1.082                --
                                                       2005      1.000          1.048                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.081          1.124                --
                                                       2005      1.000          1.081             3,105

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.026          1.042                --
                                                       2005      1.000          1.026                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.017          1.004                --
                                                       2005      1.029          1.017            82,749
                                                       2004      1.027          1.029            66,571
                                                       2003      1.000          1.027                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.341          1.419                --
                                                       2005      1.228          1.341                --
                                                       2004      1.087          1.228                --
                                                       2003      1.000          1.087                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.261          1.330                --
                                                       2005      1.256          1.261             8,919
                                                       2004      1.130          1.256                --
                                                       2003      1.000          1.130                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.173          1.207                --
                                                       2005      1.169          1.173           247,382
                                                       2004      1.076          1.169           212,496
                                                       2003      1.000          1.076            92,014

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.155          1.244                --
                                                       2005      1.113          1.155                --
                                                       2004      1.000          1.113                --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.392          1.593                --
                                                       2005      1.304          1.392            98,803
                                                       2004      1.156          1.304            98,803
                                                       2003      1.000          1.156                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.258          1.330                --
                                                       2005      1.218          1.258            19,943
                                                       2004      1.125          1.218            16,914
                                                       2003      1.000          1.125                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.084                --
                                                       2005      1.000          1.034                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.098          1.105                --
                                                       2005      1.087          1.098            12,995
                                                       2004      1.000          1.087                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.190          1.238                --
                                                       2005      1.197          1.190                --
                                                       2004      1.114          1.197             6,418
                                                       2003      1.000          1.114             3,281

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.108          1.272                --
                                                       2005      1.000          1.108             1,971

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.262                --
                                                       2005      1.000          1.104                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.197          1.239                --
                                                       2005      1.140          1.197            54,319
                                                       2004      1.126          1.140            54,319
                                                       2003      1.000          1.126                --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.394          1.326                --
                                                       2007      1.224          1.394            26,612
                                                       2006      1.221          1.224            26,612
                                                       2005      1.161          1.221            26,612
                                                       2004      1.113          1.161            26,612
                                                       2003      1.000          1.113            14,111




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2009.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2009 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class I and is no longer available as a funding option.

            CONDENSED FINANCIAL INFORMATION -- PIONEER ANNUISTAR FLEX

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.00%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.190          1.266               --
                                                       2006      1.144          1.190               --
                                                       2005      1.075          1.144               --
                                                       2004      1.032          1.075               --
                                                       2003      1.000          1.032               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.423          1.404               --
                                                       2007      1.328          1.423               --
                                                       2006      1.221          1.328               --
                                                       2005      1.161          1.221               --
                                                       2004      1.043          1.161               --
                                                       2003      1.000          1.043               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2009      0.891          1.025               --
                                                       2008      1.247          0.891               --
                                                       2007      1.308          1.247               --
                                                       2006      1.139          1.308               --
                                                       2005      1.124          1.139               --
                                                       2004      1.033          1.124               --
                                                       2003      1.000          1.033               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.958          1.348            3,160
                                                       2008      1.699          0.958            3,164
                                                       2007      1.558          1.699            8,785
                                                       2006      1.463          1.558            8,788
                                                       2005      1.424          1.463            8,791
                                                       2004      1.303          1.424            8,794
                                                       2003      1.000          1.303           12,822

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.266          1.700           63,644
                                                       2008      2.166          1.266           64,175
                                                       2007      1.914          2.166           61,496
                                                       2006      1.608          1.914           83,242
                                                       2005      1.489          1.608           77,170
                                                       2004      1.281          1.489           58,192
                                                       2003      1.000          1.281           67,115

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2009      0.753          0.991               --
                                                       2008      1.293          0.753               --
                                                       2007      1.346          1.293               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2009      0.878          1.055           39,167
                                                       2008      1.377          0.878           55,768
                                                       2007      1.376          1.377          145,958

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      1.010          1.281           34,946
                                                       2008      1.625          1.010           42,529
                                                       2007      1.701          1.625           47,305

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.232          1.289               --
                                                       2006      1.066          1.232               --
                                                       2005      1.000          1.066               --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.226          1.259               --
                                                       2006      1.114          1.226               --
                                                       2005      1.104          1.114               --
                                                       2004      1.038          1.104               --
                                                       2003      1.000          1.038               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.314          1.358               --
                                                       2006      1.211          1.314               --
                                                       2005      1.126          1.211               --
                                                       2004      1.056          1.126               --
                                                       2003      1.000          1.056               --

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.667          0.894               --
                                                       2008      1.058          0.667               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.731          0.693               --
                                                       2008      1.302          0.731               --
                                                       2007      1.251          1.302               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.250          1.612               --
                                                       2008      2.213          1.250               --
                                                       2007      2.113          2.213               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2009      0.597          0.840               --
                                                       2008      1.126          0.597               --
                                                       2007      1.005          1.126               --
                                                       2006      1.000          1.005               --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2009      1.102          1.344               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2009      0.713          0.894               --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2009      1.052          1.035               --
                                                       2008      1.043          1.052               --
                                                       2007      1.013          1.043               --
                                                       2006      0.993          1.013               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2009      0.743          0.862               --
                                                       2008      0.977          0.743               --
                                                       2007      0.996          0.977               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2009      0.637          0.873               --
                                                       2008      1.093          0.637               --
                                                       2007      1.049          1.093               --
                                                       2006      0.996          1.049               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.986          0.993               --
                                                       2005      0.978          0.986               --
                                                       2004      0.987          0.978               --
                                                       2003      1.000          0.987               --
                                                       2002      1.000          1.000               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.130          1.180               --
                                                       2005      1.100          1.130               --
                                                       2004      1.052          1.100               --
                                                       2003      1.000          1.052               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.407          1.530               --
                                                       2005      1.259          1.407               --
                                                       2004      1.080          1.259               --
                                                       2003      1.000          1.080               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.021          1.056               --
                                                       2006      1.010          1.021               --
                                                       2005      1.012          1.010               --
                                                       2004      1.002          1.012               --
                                                       2003      1.000          1.002               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.990          1.109               --
                                                       2005      0.998          0.990               --
                                                       2004      1.000          0.998               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.077          1.141               --
                                                       2005      1.059          1.077               --
                                                       2004      1.033          1.059               --
                                                       2003      1.000          1.033               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2009      1.060          1.219               --
                                                       2008      1.091          1.060               --
                                                       2007      1.079          1.091               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2009      0.869          0.986               --
                                                       2008      1.315          0.869               --
                                                       2007      1.261          1.315               --
                                                       2006      1.098          1.261               --
                                                       2005      1.000          1.098               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2009      1.338          2.282               --
                                                       2008      3.274          1.338               --
                                                       2007      2.345          3.274               --
                                                       2006      1.765          2.345               --
                                                       2005      1.309          1.765               --
                                                       2004      1.125          1.309               --
                                                       2003      1.000          1.125               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.006          1.123               --
                                                       2008      1.476          1.006               --
                                                       2007      1.498          1.476               --
                                                       2006      1.251          1.498               --
                                                       2005      1.210          1.251               --
                                                       2004      1.064          1.210               --
                                                       2003      1.000          1.064               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.168          1.281               --
                                                       2006      0.999          1.168               --
                                                       2005      1.000          0.999               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.340          1.695               --
                                                       2005      1.268          1.340               --
                                                       2004      1.094          1.268               --
                                                       2003      1.000          1.094               --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2009      0.896          1.097               --
                                                       2008      1.393          0.896               --
                                                       2007      1.356          1.393               --
                                                       2006      1.189          1.356               --
                                                       2005      1.145          1.189               --
                                                       2004      1.053          1.145               --
                                                       2003      1.000          1.053               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.739          0.736               --
                                                       2008      1.147          0.739               --
                                                       2007      1.146          1.147               --
                                                       2006      1.044          1.146               --
                                                       2005      1.000          1.044               --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2009      0.747          1.172               --
                                                       2008      1.185          0.747               --
                                                       2007      1.145          1.185               --
                                                       2006      1.079          1.145               --
                                                       2005      1.082          1.079               --
                                                       2004      1.025          1.082               --
                                                       2003      1.000          1.025               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.740          0.708               --
                                                       2008      1.255          0.740               --
                                                       2007      1.217          1.255               --
                                                       2006      1.085          1.217               --
                                                       2005      1.000          1.085               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2009      0.779          1.013               --
                                                       2008      1.224          0.779               --
                                                       2007      1.181          1.224               --
                                                       2006      1.069          1.181               --
                                                       2005      1.000          1.069               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2009      0.795          1.024               --
                                                       2008      1.177          0.795               --
                                                       2007      1.137          1.177               --
                                                       2006      1.048          1.137               --
                                                       2005      1.000          1.048               --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.610          0.642               --
                                                       2008      1.222          0.610               --
                                                       2007      1.160          1.222               --
                                                       2006      1.086          1.160               --
                                                       2005      1.073          1.086               --
                                                       2004      1.029          1.073               --
                                                       2003      1.000          1.029               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      1.027          0.937               --
                                                       2008      1.910          1.027               --
                                                       2007      1.721          1.910               --
                                                       2006      1.432          1.721               --
                                                       2005      1.268          1.432               --
                                                       2004      1.093          1.268               --
                                                       2003      1.000          1.093               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.977          1.199               --
                                                       2008      1.505          0.977               --
                                                       2007      1.457          1.505               --
                                                       2006      1.324          1.457               --
                                                       2005      1.255          1.324               --
                                                       2004      1.051          1.255               --
                                                       2003      1.000          1.051               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.747          0.768               --
                                                       2008      1.236          0.747               --
                                                       2007      1.166          1.236               --
                                                       2006      1.157          1.166               --
                                                       2005      1.092          1.157               --
                                                       2004      1.000          1.092               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2009      1.000          1.289               --
                                                       2008      1.655          1.000               --
                                                       2007      2.087          1.655               --
                                                       2006      1.560          2.087               --
                                                       2005      1.385          1.560               --
                                                       2004      1.044          1.385               --
                                                       2003      1.000          1.044               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.159          1.366               --
                                                       2006      1.097          1.159               --
                                                       2005      1.070          1.097               --
                                                       2004      1.000          1.070               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.839          0.800               --
                                                       2008      1.383          0.839               --
                                                       2007      1.521          1.383               --
                                                       2006      1.359          1.521               --
                                                       2005      1.248          1.359               --
                                                       2004      1.062          1.248               --
                                                       2003      1.000          1.062               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.148          1.217               --
                                                       2005      1.152          1.148               --
                                                       2004      1.038          1.152               --
                                                       2003      1.000          1.038               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.039          1.098               --
                                                       2008      1.201          1.039               --
                                                       2007      1.154          1.201               --
                                                       2006      1.108          1.154               --
                                                       2005      1.103          1.108               --
                                                       2004      1.024          1.103               --
                                                       2003      1.000          1.024               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.341          1.338               --
                                                       2006      1.189          1.341               --
                                                       2005      1.159          1.189               --
                                                       2004      1.061          1.159               --
                                                       2003      1.000          1.061               --

            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.05%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.188          1.264                --
                                                       2006      1.143          1.188            40,647
                                                       2005      1.075          1.143            43,562
                                                       2004      1.032          1.075            40,658
                                                       2003      1.000          1.032                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.420          1.401                --
                                                       2007      1.326          1.420             2,326
                                                       2006      1.220          1.326             2,277
                                                       2005      1.161          1.220               998
                                                       2004      1.043          1.161                --
                                                       2003      1.000          1.043                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2009      0.889          1.022            81,030
                                                       2008      1.245          0.889           103,047
                                                       2007      1.306          1.245           138,639
                                                       2006      1.138          1.306           140,002
                                                       2005      1.123          1.138           203,847
                                                       2004      1.033          1.123           169,628
                                                       2003      1.000          1.033                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.845          1.188            93,891
                                                       2008      1.500          0.845           148,857
                                                       2007      1.376          1.500           239,163
                                                       2006      1.292          1.376           189,938
                                                       2005      1.259          1.292           139,790
                                                       2004      1.153          1.259           179,492
                                                       2003      1.000          1.153           155,747

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.154          1.550           461,577
                                                       2008      1.976          1.154           676,353
                                                       2007      1.747          1.976           729,839
                                                       2006      1.469          1.747           853,741
                                                       2005      1.361          1.469           908,858
                                                       2004      1.172          1.361           953,288
                                                       2003      1.000          1.172           513,949

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2009      0.751          0.987            48,316
                                                       2008      1.290          0.751            56,796
                                                       2007      1.344          1.290            43,853

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2009      0.927          1.113           759,821
                                                       2008      1.454          0.927         1,057,554
                                                       2007      1.454          1.454         1,246,258

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.942          1.194           833,873
                                                       2008      1.517          0.942           899,751
                                                       2007      1.588          1.517         1,139,248

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.231          1.288                --
                                                       2006      1.066          1.231                --
                                                       2005      1.000          1.066                --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.224          1.257                --
                                                       2006      1.113          1.224            24,641
                                                       2005      1.103          1.113            10,159
                                                       2004      1.038          1.103             5,595
                                                       2003      1.000          1.038                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.312          1.356                --
                                                       2006      1.209          1.312            38,447
                                                       2005      1.126          1.209            38,050
                                                       2004      1.056          1.126            39,542
                                                       2003      1.000          1.056                --

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.665          0.892             3,202
                                                       2008      1.057          0.665             4,006

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.729          0.692                --
                                                       2008      1.299          0.729            23,620
                                                       2007      1.249          1.299            37,011

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.150          1.482           131,885
                                                       2008      2.036          1.150           137,886
                                                       2007      1.945          2.036           155,426

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2009      0.596          0.839            27,277
                                                       2008      1.125          0.596            15,957
                                                       2007      1.005          1.125            15,930
                                                       2006      1.000          1.005            15,953

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2009      1.099          1.340            56,591

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2009      0.711          0.891            23,468

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2009      1.043          1.027           318,574
                                                       2008      1.035          1.043           407,918
                                                       2007      1.006          1.035           440,208
                                                       2006      0.987          1.006           519,111

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2009      0.743          0.861             4,802
                                                       2008      0.976          0.743             4,835
                                                       2007      0.996          0.976                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2009      0.636          0.871           150,644
                                                       2008      1.092          0.636           189,218
                                                       2007      1.049          1.092           139,910
                                                       2006      0.996          1.049           104,745

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.980          0.987                --
                                                       2005      0.972          0.980           120,340
                                                       2004      0.982          0.972           320,499
                                                       2003      0.995          0.982           486,707
                                                       2002      1.000          0.995           187,176

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.129          1.178                --
                                                       2005      1.099          1.129            52,627
                                                       2004      1.052          1.099            45,941
                                                       2003      1.000          1.052                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.406          1.528                --
                                                       2005      1.258          1.406           126,041
                                                       2004      1.080          1.258           100,296
                                                       2003      1.000          1.080                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.019          1.054                --
                                                       2006      1.009          1.019            50,981
                                                       2005      1.012          1.009            52,599
                                                       2004      1.002          1.012            32,300
                                                       2003      1.000          1.002                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.989          1.108                --
                                                       2005      0.998          0.989            25,569
                                                       2004      1.000          0.998            23,613

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.075          1.139                --
                                                       2005      1.058          1.075            21,041
                                                       2004      1.033          1.058                --
                                                       2003      1.000          1.033                --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2009      1.059          1.217            36,889
                                                       2008      1.091          1.059           105,224
                                                       2007      1.079          1.091            80,175

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2009      0.868          0.984                --
                                                       2008      1.313          0.868                --
                                                       2007      1.260          1.313                --
                                                       2006      1.097          1.260                --
                                                       2005      1.000          1.097                --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2009      1.335          2.275             3,586
                                                       2008      3.267          1.335             3,850
                                                       2007      2.341          3.267             6,411
                                                       2006      1.764          2.341             3,915
                                                       2005      1.308          1.764             3,574
                                                       2004      1.125          1.308             3,194
                                                       2003      1.000          1.125                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.003          1.120            51,052
                                                       2008      1.473          1.003            68,845
                                                       2007      1.496          1.473            68,859
                                                       2006      1.250          1.496            74,000
                                                       2005      1.209          1.250           122,924
                                                       2004      1.064          1.209            85,350
                                                       2003      1.000          1.064                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.167          1.279                --
                                                       2006      0.999          1.167                --
                                                       2005      1.000          0.999                --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.338          1.693                --
                                                       2005      1.267          1.338                --
                                                       2004      1.094          1.267                --
                                                       2003      1.000          1.094                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2009      0.894          1.094           205,883
                                                       2008      1.390          0.894           225,832
                                                       2007      1.354          1.390           253,060
                                                       2006      1.188          1.354           139,950
                                                       2005      1.144          1.188           122,330
                                                       2004      1.053          1.144           122,767
                                                       2003      1.000          1.053                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.738          0.735                --
                                                       2008      1.146          0.738                --
                                                       2007      1.145          1.146                --
                                                       2006      1.044          1.145                --
                                                       2005      1.000          1.044                --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2009      0.745          1.169            89,337
                                                       2008      1.182          0.745           116,591
                                                       2007      1.143          1.182           163,210
                                                       2006      1.078          1.143           173,445
                                                       2005      1.082          1.078           243,066
                                                       2004      1.024          1.082           162,564
                                                       2003      1.000          1.024                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.739          0.706                --
                                                       2008      1.253          0.739                --
                                                       2007      1.216          1.253                --
                                                       2006      1.085          1.216                --
                                                       2005      1.000          1.085                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2009      0.777          1.010           346,046
                                                       2008      1.222          0.777           434,965
                                                       2007      1.180          1.222           404,345
                                                       2006      1.069          1.180           251,379
                                                       2005      1.000          1.069                --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2009      0.794          1.022           187,303
                                                       2008      1.176          0.794           259,891
                                                       2007      1.136          1.176           219,453
                                                       2006      1.048          1.136            39,794
                                                       2005      1.000          1.048                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.609          0.640                --
                                                       2008      1.219          0.609            28,932
                                                       2007      1.158          1.219            28,808
                                                       2006      1.085          1.158            28,792
                                                       2005      1.073          1.085            28,484
                                                       2004      1.029          1.073            28,185
                                                       2003      1.000          1.029                --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      1.025          0.935                --
                                                       2008      1.906          1.025             3,323
                                                       2007      1.718          1.906            16,777
                                                       2006      1.431          1.718             1,808
                                                       2005      1.268          1.431               893
                                                       2004      1.093          1.268                --
                                                       2003      1.000          1.093                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.974          1.196            77,976
                                                       2008      1.501          0.974           107,902
                                                       2007      1.455          1.501           107,645
                                                       2006      1.323          1.455           109,942
                                                       2005      1.254          1.323            99,104
                                                       2004      1.051          1.254            97,250
                                                       2003      1.000          1.051                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.745          0.766                --
                                                       2008      1.234          0.745            77,912
                                                       2007      1.165          1.234            77,772
                                                       2006      1.156          1.165            74,361
                                                       2005      1.091          1.156           149,132
                                                       2004      1.000          1.091            97,754

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2009      0.997          1.285            17,887
                                                       2008      1.651          0.997            21,768
                                                       2007      2.084          1.651            31,960
                                                       2006      1.558          2.084            34,588
                                                       2005      1.385          1.558            36,541
                                                       2004      1.044          1.385            24,930
                                                       2003      1.000          1.044                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.158          1.363                --
                                                       2006      1.096          1.158           116,299
                                                       2005      1.069          1.096           115,167
                                                       2004      1.000          1.069            88,717

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.837          0.798                --
                                                       2008      1.381          0.837            47,448
                                                       2007      1.518          1.381            51,746
                                                       2006      1.358          1.518            52,123
                                                       2005      1.247          1.358            97,353
                                                       2004      1.062          1.247            23,767
                                                       2003      1.000          1.062                --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.147          1.216                --
                                                       2005      1.152          1.147            26,183
                                                       2004      1.038          1.152            21,804
                                                       2003      1.000          1.038                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.037          1.095                --
                                                       2008      1.198          1.037            75,090
                                                       2007      1.152          1.198           119,210
                                                       2006      1.107          1.152           272,712
                                                       2005      1.103          1.107           148,260
                                                       2004      1.024          1.103           139,896
                                                       2003      1.000          1.024                --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.339          1.335                --
                                                       2006      1.188          1.339           125,813
                                                       2005      1.158          1.188           127,237
                                                       2004      1.061          1.158           127,701
                                                       2003      1.000          1.061                --




            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.10%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.186          1.262               --
                                                       2006      1.142          1.186          161,608
                                                       2005      1.074          1.142               --
                                                       2004      1.032          1.074               --
                                                       2003      1.000          1.032               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.417          1.398               --
                                                       2007      1.324          1.417               --
                                                       2006      1.219          1.324               --
                                                       2005      1.160          1.219               --
                                                       2004      1.043          1.160               --
                                                       2003      1.000          1.043               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2009      0.887          1.019           15,923
                                                       2008      1.242          0.887            1,240
                                                       2007      1.304          1.242            4,434
                                                       2006      1.137          1.304            4,243
                                                       2005      1.122          1.137              980
                                                       2004      1.033          1.122               --
                                                       2003      1.000          1.033               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.872          1.226           45,868
                                                       2008      1.548          0.872          141,504
                                                       2007      1.422          1.548          143,793
                                                       2006      1.336          1.422          143,990
                                                       2005      1.302          1.336          116,970
                                                       2004      1.192          1.302           94,927
                                                       2003      1.000          1.192           72,821

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.155          1.550          304,453
                                                       2008      1.979          1.155          316,483
                                                       2007      1.750          1.979          402,806
                                                       2006      1.472          1.750          352,954
                                                       2005      1.364          1.472          172,546
                                                       2004      1.175          1.364           10,115
                                                       2003      1.000          1.175               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2009      0.749          0.984               --
                                                       2008      1.288          0.749               --
                                                       2007      1.342          1.288               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2009      0.813          0.976          675,141
                                                       2008      1.276          0.813          709,391
                                                       2007      1.276          1.276          742,354

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.895          1.134          207,006
                                                       2008      1.441          0.895          203,562
                                                       2007      1.510          1.441          233,632

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.230          1.287               --
                                                       2006      1.065          1.230           50,140
                                                       2005      1.000          1.065              519

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.222          1.255               --
                                                       2006      1.112          1.222           16,891
                                                       2005      1.103          1.112              988
                                                       2004      1.038          1.103               --
                                                       2003      1.000          1.038               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.310          1.354               --
                                                       2006      1.208          1.310               --
                                                       2005      1.125          1.208               --
                                                       2004      1.056          1.125               --
                                                       2003      1.000          1.056               --

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.664          0.890               --
                                                       2008      1.055          0.664               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.727          0.690               --
                                                       2008      1.297          0.727          161,608
                                                       2007      1.246          1.297          161,608

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.172          1.510              695
                                                       2008      2.077          1.172              696
                                                       2007      1.984          2.077               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2009      0.595          0.837          140,021
                                                       2008      1.124          0.595          133,311
                                                       2007      1.005          1.124          132,990
                                                       2006      1.000          1.005          123,001

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2009      1.096          1.335           32,947

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2009      0.709          0.888          171,698

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2009      1.054          1.036          151,660
                                                       2008      1.046          1.054           54,462
                                                       2007      1.017          1.046            9,494
                                                       2006      0.998          1.017               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2009      0.742          0.860               --
                                                       2008      0.976          0.742           25,315
                                                       2007      0.996          0.976               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2009      0.635          0.869           50,673
                                                       2008      1.091          0.635           50,676
                                                       2007      1.048          1.091           58,001
                                                       2006      0.996          1.048           54,963

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.991          0.998               --
                                                       2005      0.984          0.991               --
                                                       2004      0.994          0.984               --
                                                       2003      1.000          0.994               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.128          1.177               --
                                                       2005      1.098          1.128              486
                                                       2004      1.052          1.098               --
                                                       2003      1.000          1.052               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.404          1.526               --
                                                       2005      1.257          1.404            5,451
                                                       2004      1.080          1.257               --
                                                       2003      1.000          1.080               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.018          1.052               --
                                                       2006      1.008          1.018            9,170
                                                       2005      1.011          1.008            6,366
                                                       2004      1.002          1.011               --
                                                       2003      1.000          1.002               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.988          1.106               --
                                                       2005      0.997          0.988              838
                                                       2004      1.000          0.997               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.074          1.137               --
                                                       2005      1.058          1.074               --
                                                       2004      1.033          1.058               --
                                                       2003      1.000          1.033               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2009      1.059          1.216           41,263
                                                       2008      1.091          1.059           17,985
                                                       2007      1.079          1.091            9,568

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2009      0.866          0.981          104,484
                                                       2008      1.311          0.866          104,737
                                                       2007      1.258          1.311          150,966
                                                       2006      1.097          1.258          123,631
                                                       2005      1.000          1.097           64,769

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2009      1.331          2.268           20,365
                                                       2008      3.261          1.331            9,617
                                                       2007      2.338          3.261           11,164
                                                       2006      1.762          2.338           11,870
                                                       2005      1.307          1.762            2,877
                                                       2004      1.125          1.307               --
                                                       2003      1.000          1.125               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.001          1.116            1,312
                                                       2008      1.470          1.001            7,488
                                                       2007      1.493          1.470           43,572
                                                       2006      1.249          1.493           43,300
                                                       2005      1.208          1.249            8,644
                                                       2004      1.064          1.208               --
                                                       2003      1.000          1.064               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.166          1.278               --
                                                       2006      0.998          1.166           15,375
                                                       2005      1.000          0.998           15,375

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.337          1.690               --
                                                       2005      1.266          1.337              426
                                                       2004      1.094          1.266               --
                                                       2003      1.000          1.094               --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2009      0.891          1.090           19,357
                                                       2008      1.387          0.891           19,370
                                                       2007      1.352          1.387           19,371
                                                       2006      1.186          1.352              711
                                                       2005      1.144          1.186              712
                                                       2004      1.053          1.144               --
                                                       2003      1.000          1.053               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.736          0.733               --
                                                       2008      1.144          0.736           16,717
                                                       2007      1.144          1.144           61,131
                                                       2006      1.043          1.144           60,728
                                                       2005      1.000          1.043               --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2009      0.744          1.165           36,320
                                                       2008      1.180          0.744            9,109
                                                       2007      1.141          1.180            9,578
                                                       2006      1.077          1.141               --
                                                       2005      1.081          1.077               --
                                                       2004      1.024          1.081               --
                                                       2003      1.000          1.024               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.738          0.705               --
                                                       2008      1.251          0.738           41,740
                                                       2007      1.215          1.251           41,764
                                                       2006      1.084          1.215           41,788
                                                       2005      1.000          1.084           11,721

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2009      0.776          1.008          231,257
                                                       2008      1.221          0.776          222,762
                                                       2007      1.179          1.221          176,550
                                                       2006      1.069          1.179          248,930
                                                       2005      1.000          1.069           76,623

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2009      0.792          1.020          121,998
                                                       2008      1.174          0.792          343,061
                                                       2007      1.135          1.174          138,189
                                                       2006      1.048          1.135          185,314
                                                       2005      1.000          1.048           61,758

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.607          0.638               --
                                                       2008      1.217          0.607               --
                                                       2007      1.157          1.217               --
                                                       2006      1.083          1.157               --
                                                       2005      1.072          1.083               --
                                                       2004      1.029          1.072               --
                                                       2003      1.000          1.029               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      1.022          0.932               --
                                                       2008      1.903          1.022           19,109
                                                       2007      1.716          1.903           19,995
                                                       2006      1.429          1.716           20,742
                                                       2005      1.267          1.429            4,669
                                                       2004      1.093          1.267               --
                                                       2003      1.000          1.093               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.972          1.192            4,881
                                                       2008      1.498          0.972            4,881
                                                       2007      1.453          1.498           32,364
                                                       2006      1.321          1.453           32,305
                                                       2005      1.254          1.321           46,366
                                                       2004      1.051          1.254               --
                                                       2003      1.000          1.051               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.743          0.764               --
                                                       2008      1.231          0.743           41,111
                                                       2007      1.163          1.231           60,354
                                                       2006      1.155          1.163           53,854
                                                       2005      1.091          1.155           26,356
                                                       2004      1.000          1.091               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2009      0.995          1.281            9,610
                                                       2008      1.648          0.995               --
                                                       2007      2.080          1.648               --
                                                       2006      1.557          2.080               --
                                                       2005      1.384          1.557               --
                                                       2004      1.044          1.384               --
                                                       2003      1.000          1.044               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.156          1.361               --
                                                       2006      1.095          1.156            7,884
                                                       2005      1.069          1.095            7,875
                                                       2004      1.000          1.069               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.835          0.795               --
                                                       2008      1.378          0.835           16,632
                                                       2007      1.516          1.378           17,880
                                                       2006      1.356          1.516           22,575
                                                       2005      1.247          1.356            4,694
                                                       2004      1.062          1.247               --
                                                       2003      1.000          1.062               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.146          1.214               --
                                                       2005      1.151          1.146               --
                                                       2004      1.038          1.151               --
                                                       2003      1.000          1.038               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.034          1.092               --
                                                       2008      1.196          1.034           12,387
                                                       2007      1.151          1.196           20,847
                                                       2006      1.106          1.151           11,455
                                                       2005      1.102          1.106           11,336
                                                       2004      1.024          1.102               --
                                                       2003      1.000          1.024               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.337          1.332               --
                                                       2006      1.187          1.337           13,932
                                                       2005      1.158          1.187               --
                                                       2004      1.061          1.158               --
                                                       2003      1.000          1.061               --




            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.20%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.182          1.258               --
                                                       2006      1.140          1.182               --
                                                       2005      1.073          1.140               --
                                                       2004      1.031          1.073               --
                                                       2003      1.000          1.031               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.411          1.392               --
                                                       2007      1.320          1.411               --
                                                       2006      1.216          1.320               --
                                                       2005      1.159          1.216               --
                                                       2004      1.043          1.159               --
                                                       2003      1.000          1.043               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2009      0.882          1.013               --
                                                       2008      1.237          0.882               --
                                                       2007      1.300          1.237               --
                                                       2006      1.134          1.300               --
                                                       2005      1.121          1.134               --
                                                       2004      1.032          1.121               --
                                                       2003      1.000          1.032               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.867          1.218            8,937
                                                       2008      1.542          0.867            8,076
                                                       2007      1.417          1.542            8,081
                                                       2006      1.332          1.417            8,085
                                                       2005      1.300          1.332            8,089
                                                       2004      1.192          1.300            4,958
                                                       2003      1.000          1.192               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.149          1.540          111,790
                                                       2008      1.970          1.149          113,246
                                                       2007      1.745          1.970          113,251
                                                       2006      1.468          1.745          132,316
                                                       2005      1.362          1.468          134,366
                                                       2004      1.175          1.362          124,988
                                                       2003      1.000          1.175               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2009      0.745          0.978               --
                                                       2008      1.282          0.745               --
                                                       2007      1.337          1.282               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2009      0.808          0.970          206,565
                                                       2008      1.270          0.808          205,811
                                                       2007      1.271          1.270          203,103

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.890          1.126          108,943
                                                       2008      1.435          0.890          147,393
                                                       2007      1.504          1.435          154,084

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.228          1.284               --
                                                       2006      1.065          1.228               --
                                                       2005      1.000          1.065               --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.219          1.251               --
                                                       2006      1.110          1.219               --
                                                       2005      1.102          1.110               --
                                                       2004      1.038          1.102               --
                                                       2003      1.000          1.038               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.306          1.349               --
                                                       2006      1.206          1.306               --
                                                       2005      1.124          1.206               --
                                                       2004      1.056          1.124               --
                                                       2003      1.000          1.056               --

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.662          0.886               --
                                                       2008      1.052          0.662               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.724          0.686               --
                                                       2008      1.291          0.724               --
                                                       2007      1.242          1.291               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.166          1.500               --
                                                       2008      2.067          1.166               --
                                                       2007      1.977          2.067               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2009      0.593          0.834               --
                                                       2008      1.122          0.593               --
                                                       2007      1.004          1.122               --
                                                       2006      1.000          1.004               --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2009      1.090          1.327               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2009      0.705          0.883               --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2009      1.048          1.030               --
                                                       2008      1.042          1.048               --
                                                       2007      1.014          1.042               --
                                                       2006      0.995          1.014               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2009      0.741          0.857               --
                                                       2008      0.975          0.741               --
                                                       2007      0.996          0.975               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2009      0.633          0.866               --
                                                       2008      1.089          0.633               --
                                                       2007      1.047          1.089               --
                                                       2006      0.996          1.047               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.989          0.995               --
                                                       2005      0.982          0.989               --
                                                       2004      0.994          0.982               --
                                                       2003      1.000          0.994               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.126          1.174               --
                                                       2005      1.097          1.126               --
                                                       2004      1.052          1.097               --
                                                       2003      1.000          1.052               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.402          1.523               --
                                                       2005      1.256          1.402               --
                                                       2004      1.080          1.256               --
                                                       2003      1.000          1.080               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.015          1.047               --
                                                       2006      1.005          1.015               --
                                                       2005      1.010          1.005               --
                                                       2004      1.002          1.010               --
                                                       2003      1.000          1.002               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.986          1.103               --
                                                       2005      0.996          0.986               --
                                                       2004      1.000          0.996               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.072          1.134               --
                                                       2005      1.057          1.072               --
                                                       2004      1.033          1.057               --
                                                       2003      1.000          1.033               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2009      1.057          1.213               --
                                                       2008      1.090          1.057               --
                                                       2007      1.079          1.090               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2009      0.863          0.977               --
                                                       2008      1.307          0.863               --
                                                       2007      1.256          1.307               --
                                                       2006      1.096          1.256               --
                                                       2005      1.000          1.096               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2009      1.324          2.255               --
                                                       2008      3.247          1.324               --
                                                       2007      2.331          3.247               --
                                                       2006      1.758          2.331               --
                                                       2005      1.306          1.758               --
                                                       2004      1.125          1.306               --
                                                       2003      1.000          1.125               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2009      0.996          1.109               --
                                                       2008      1.464          0.996               --
                                                       2007      1.489          1.464               --
                                                       2006      1.246          1.489               --
                                                       2005      1.207          1.246               --
                                                       2004      1.063          1.207               --
                                                       2003      1.000          1.063               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.164          1.275               --
                                                       2006      0.998          1.164               --
                                                       2005      1.000          0.998               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.334          1.685               --
                                                       2005      1.265          1.334               --
                                                       2004      1.094          1.265               --
                                                       2003      1.000          1.094               --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2009      0.887          1.084               --
                                                       2008      1.381          0.887               --
                                                       2007      1.348          1.381               --
                                                       2006      1.184          1.348               --
                                                       2005      1.142          1.184               --
                                                       2004      1.053          1.142               --
                                                       2003      1.000          1.053               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.733          0.730               --
                                                       2008      1.141          0.733               --
                                                       2007      1.142          1.141               --
                                                       2006      1.042          1.142               --
                                                       2005      1.000          1.042               --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2009      0.740          1.158               --
                                                       2008      1.175          0.740               --
                                                       2007      1.138          1.175               --
                                                       2006      1.074          1.138               --
                                                       2005      1.080          1.074               --
                                                       2004      1.024          1.080               --
                                                       2003      1.000          1.024               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.735          0.702               --
                                                       2008      1.248          0.735               --
                                                       2007      1.213          1.248               --
                                                       2006      1.084          1.213               --
                                                       2005      1.000          1.084               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2009      0.773          1.003               --
                                                       2008      1.218          0.773               --
                                                       2007      1.177          1.218               --
                                                       2006      1.068          1.177               --
                                                       2005      1.000          1.068               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2009      0.789          1.015               --
                                                       2008      1.171          0.789               --
                                                       2007      1.133          1.171               --
                                                       2006      1.047          1.133               --
                                                       2005      1.000          1.047               --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.604          0.635               --
                                                       2008      1.212          0.604               --
                                                       2007      1.153          1.212               --
                                                       2006      1.081          1.153               --
                                                       2005      1.071          1.081               --
                                                       2004      1.029          1.071               --
                                                       2003      1.000          1.029               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      1.017          0.927               --
                                                       2008      1.895          1.017               --
                                                       2007      1.711          1.895               --
                                                       2006      1.426          1.711               --
                                                       2005      1.266          1.426               --
                                                       2004      1.092          1.266               --
                                                       2003      1.000          1.092               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.967          1.185               --
                                                       2008      1.492          0.967               --
                                                       2007      1.448          1.492               --
                                                       2006      1.319          1.448               --
                                                       2005      1.252          1.319               --
                                                       2004      1.051          1.252               --
                                                       2003      1.000          1.051               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.740          0.760               --
                                                       2008      1.227          0.740               --
                                                       2007      1.160          1.227               --
                                                       2006      1.153          1.160               --
                                                       2005      1.090          1.153               --
                                                       2004      1.000          1.090               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2009      0.990          1.274               --
                                                       2008      1.641          0.990               --
                                                       2007      2.074          1.641               --
                                                       2006      1.553          2.074               --
                                                       2005      1.382          1.553               --
                                                       2004      1.044          1.382               --
                                                       2003      1.000          1.044               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.153          1.356               --
                                                       2006      1.093          1.153               --
                                                       2005      1.068          1.093               --
                                                       2004      1.000          1.068               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.831          0.791               --
                                                       2008      1.372          0.831               --
                                                       2007      1.511          1.372               --
                                                       2006      1.353          1.511               --
                                                       2005      1.245          1.353               --
                                                       2004      1.062          1.245               --
                                                       2003      1.000          1.062               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.143          1.211               --
                                                       2005      1.150          1.143               --
                                                       2004      1.038          1.150               --
                                                       2003      1.000          1.038               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.029          1.086               --
                                                       2008      1.191          1.029               --
                                                       2007      1.147          1.191               --
                                                       2006      1.104          1.147               --
                                                       2005      1.101          1.104               --
                                                       2004      1.023          1.101               --
                                                       2003      1.000          1.023               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.333          1.327               --
                                                       2006      1.184          1.333               --
                                                       2005      1.157          1.184               --
                                                       2004      1.061          1.157               --
                                                       2003      1.000          1.061               --




            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.25%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.181          1.256                 --
                                                       2006      1.138          1.181            555,544
                                                       2005      1.072          1.138            562,683
                                                       2004      1.031          1.072            432,311
                                                       2003      1.000          1.031                 --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.408          1.389                 --
                                                       2007      1.318          1.408            364,681
                                                       2006      1.215          1.318            390,668
                                                       2005      1.158          1.215            400,577
                                                       2004      1.043          1.158            359,909
                                                       2003      1.000          1.043                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2009      0.880          1.010            881,311
                                                       2008      1.235          0.880          1,154,221
                                                       2007      1.298          1.235          1,814,340
                                                       2006      1.133          1.298          1,882,417
                                                       2005      1.120          1.133          1,879,412
                                                       2004      1.032          1.120          1,202,183
                                                       2003      1.000          1.032                 --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.943          1.324          1,733,160
                                                       2008      1.678          0.943          1,931,467
                                                       2007      1.543          1.678          2,835,034
                                                       2006      1.452          1.543          3,420,457
                                                       2005      1.417          1.452          4,249,245
                                                       2004      1.300          1.417          4,037,292
                                                       2003      1.000          1.300          2,343,085

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.247          1.671          4,419,728
                                                       2008      2.139          1.247          5,349,549
                                                       2007      1.895          2.139          7,187,435
                                                       2006      1.596          1.895          8,555,322
                                                       2005      1.481          1.596          8,963,221
                                                       2004      1.278          1.481          6,219,902
                                                       2003      1.000          1.278          2,712,781

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2009      0.743          0.975            557,192
                                                       2008      1.280          0.743            638,972
                                                       2007      1.335          1.280            997,729

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2009      0.865          1.037         19,428,974
                                                       2008      1.360          0.865         22,097,104
                                                       2007      1.361          1.360         31,555,909

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.995          1.258          7,664,544
                                                       2008      1.605          0.995          9,528,019
                                                       2007      1.683          1.605         14,736,423

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.227          1.283                 --
                                                       2006      1.064          1.227             96,776
                                                       2005      1.000          1.064             56,835

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.217          1.249                 --
                                                       2006      1.108          1.217            277,030
                                                       2005      1.101          1.108            248,368
                                                       2004      1.038          1.101            175,845
                                                       2003      1.000          1.038                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.304          1.347                 --
                                                       2006      1.204          1.304          1,156,308
                                                       2005      1.123          1.204          1,301,396
                                                       2004      1.056          1.123            934,565
                                                       2003      1.000          1.056                 --

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.661          0.884            256,718
                                                       2008      1.051          0.661            255,652

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.722          0.684                 --
                                                       2008      1.289          0.722            367,054
                                                       2007      1.240          1.289            471,249

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.231          1.584            565,386
                                                       2008      2.185          1.231            641,597
                                                       2007      2.090          2.185            906,287

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2009      0.593          0.833            602,482
                                                       2008      1.121          0.593            549,342
                                                       2007      1.003          1.121            758,684
                                                       2006      1.000          1.003            833,968

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2009      1.087          1.323            853,724

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2009      0.703          0.880            382,062

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2009      1.036          1.017          1,479,930
                                                       2008      1.030          1.036          3,193,590
                                                       2007      1.003          1.030          2,139,292
                                                       2006      0.985          1.003          1,121,418

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2009      0.740          0.856             31,076
                                                       2008      0.975          0.740             59,881
                                                       2007      0.996          0.975                 --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2009      0.633          0.865            616,845
                                                       2008      1.088          0.633            946,246
                                                       2007      1.047          1.088          1,164,106
                                                       2006      0.996          1.047          1,290,904

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.978          0.985                 --
                                                       2005      0.973          0.978            913,662
                                                       2004      0.985          0.973          1,014,654
                                                       2003      0.999          0.985            711,605
                                                       2002      1.000          0.999                 --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.124          1.173                 --
                                                       2005      1.097          1.124            710,061
                                                       2004      1.052          1.097            373,451
                                                       2003      1.000          1.052                 --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.400          1.521                 --
                                                       2005      1.255          1.400            842,660
                                                       2004      1.080          1.255            517,763
                                                       2003      1.000          1.080                 --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.013          1.045                 --
                                                       2006      1.004          1.013            743,996
                                                       2005      1.009          1.004            695,251
                                                       2004      1.002          1.009            320,291
                                                       2003      1.000          1.002                 --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.986          1.102                 --
                                                       2005      0.996          0.986             33,738
                                                       2004      1.000          0.996             23,565

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.071          1.132                 --
                                                       2005      1.056          1.071            231,998
                                                       2004      1.033          1.056            205,788
                                                       2003      1.000          1.033                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2009      1.057          1.212            173,192
                                                       2008      1.090          1.057            426,592
                                                       2007      1.079          1.090            482,342

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2009      0.861          0.974            338,763
                                                       2008      1.306          0.861            163,613
                                                       2007      1.255          1.306            170,589
                                                       2006      1.096          1.255            216,382
                                                       2005      1.000          1.096            138,032

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2009      1.321          2.248            207,282
                                                       2008      3.241          1.321            147,639
                                                       2007      2.327          3.241            151,762
                                                       2006      1.756          2.327            213,283
                                                       2005      1.305          1.756            250,416
                                                       2004      1.125          1.305            193,943
                                                       2003      1.000          1.125                 --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2009      0.993          1.106            532,575
                                                       2008      1.461          0.993            693,555
                                                       2007      1.487          1.461          1,135,803
                                                       2006      1.245          1.487          1,192,974
                                                       2005      1.207          1.245          1,220,782
                                                       2004      1.063          1.207            926,741
                                                       2003      1.000          1.063                 --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.164          1.274                 --
                                                       2006      0.998          1.164             13,586
                                                       2005      1.000          0.998             13,586

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.333          1.683                 --
                                                       2005      1.264          1.333             54,132
                                                       2004      1.094          1.264             35,674
                                                       2003      1.000          1.094                 --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2009      0.885          1.080            683,717
                                                       2008      1.378          0.885            870,222
                                                       2007      1.346          1.378          1,205,765
                                                       2006      1.183          1.346            888,089
                                                       2005      1.142          1.183          1,168,893
                                                       2004      1.053          1.142            903,407
                                                       2003      1.000          1.053                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.732          0.729                 --
                                                       2008      1.140          0.732             83,827
                                                       2007      1.141          1.140             80,434
                                                       2006      1.042          1.141            107,686
                                                       2005      1.000          1.042             68,795

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2009      0.738          1.155            461,605
                                                       2008      1.173          0.738            752,945
                                                       2007      1.136          1.173          1,326,909
                                                       2006      1.073          1.136          1,383,584
                                                       2005      1.079          1.073          1,397,486
                                                       2004      1.024          1.079            892,942
                                                       2003      1.000          1.024                 --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.734          0.701                 --
                                                       2008      1.247          0.734            207,028
                                                       2007      1.212          1.247            247,460
                                                       2006      1.083          1.212            260,396
                                                       2005      1.000          1.083            190,939

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2009      0.772          1.001            450,517
                                                       2008      1.216          0.772            356,930
                                                       2007      1.176          1.216            520,476
                                                       2006      1.068          1.176            507,680
                                                       2005      1.000          1.068            106,744

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2009      0.788          1.013            211,427
                                                       2008      1.170          0.788            186,745
                                                       2007      1.132          1.170            273,036
                                                       2006      1.047          1.132            278,721
                                                       2005      1.000          1.047            727,734

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.603          0.633                 --
                                                       2008      1.209          0.603             46,215
                                                       2007      1.151          1.209             77,327
                                                       2006      1.080          1.151             60,242
                                                       2005      1.070          1.080             59,975
                                                       2004      1.029          1.070             61,661
                                                       2003      1.000          1.029                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      1.014          0.925                 --
                                                       2008      1.891          1.014            128,622
                                                       2007      1.708          1.891            202,333
                                                       2006      1.425          1.708            168,702
                                                       2005      1.265          1.425            110,423
                                                       2004      1.092          1.265             80,298
                                                       2003      1.000          1.092                 --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.964          1.181            273,760
                                                       2008      1.489          0.964            377,199
                                                       2007      1.446          1.489            444,137
                                                       2006      1.317          1.446            475,706
                                                       2005      1.251          1.317            514,960
                                                       2004      1.051          1.251            253,835
                                                       2003      1.000          1.051                 --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.738          0.758                 --
                                                       2008      1.224          0.738            396,300
                                                       2007      1.158          1.224            458,296
                                                       2006      1.152          1.158            533,070
                                                       2005      1.089          1.152            360,162
                                                       2004      1.000          1.089            127,744

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2009      0.987          1.270            112,644
                                                       2008      1.638          0.987            120,481
                                                       2007      2.071          1.638            191,937
                                                       2006      1.552          2.071            185,525
                                                       2005      1.382          1.552            194,365
                                                       2004      1.044          1.382            161,141
                                                       2003      1.000          1.044                 --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.151          1.353                 --
                                                       2006      1.092          1.151            358,273
                                                       2005      1.068          1.092            392,122
                                                       2004      1.000          1.068            156,253

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.829          0.789                 --
                                                       2008      1.369          0.829            211,641
                                                       2007      1.509          1.369            250,511
                                                       2006      1.352          1.509            273,860
                                                       2005      1.244          1.352            275,744
                                                       2004      1.062          1.244            157,633
                                                       2003      1.000          1.062                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.142          1.209                 --
                                                       2005      1.149          1.142             38,933
                                                       2004      1.038          1.149             22,339
                                                       2003      1.000          1.038                 --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.026          1.083                 --
                                                       2008      1.189          1.026          1,211,508
                                                       2007      1.145          1.189          2,071,854
                                                       2006      1.102          1.145          2,162,777
                                                       2005      1.100          1.102          2,099,018
                                                       2004      1.023          1.100          1,284,326
                                                       2003      1.000          1.023                 --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.331          1.324                 --
                                                       2006      1.183          1.331            453,512
                                                       2005      1.156          1.183            469,359
                                                       2004      1.061          1.156            345,731
                                                       2003      1.000          1.061                 --




            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.116          1.187               --
                                                       2006      1.077          1.116           86,977
                                                       2005      1.000          1.077               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.215          1.198               --
                                                       2007      1.138          1.215               --
                                                       2006      1.049          1.138               --
                                                       2005      1.000          1.049               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2009      0.786          0.901           27,817
                                                       2008      1.103          0.786           48,501
                                                       2007      1.160          1.103           50,255
                                                       2006      1.014          1.160           45,273
                                                       2005      1.000          1.014               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.682          0.957               --
                                                       2008      1.213          0.682               --
                                                       2007      1.116          1.213               --
                                                       2006      1.051          1.116               --
                                                       2005      1.000          1.051               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      0.835          1.119           49,685
                                                       2008      1.434          0.835           49,685
                                                       2007      1.271          1.434           69,967
                                                       2006      1.071          1.271           51,622
                                                       2005      1.000          1.071           21,549

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2009      0.670          0.878               (0)
                                                       2008      1.153          0.670            9,473
                                                       2007      1.203          1.153            8,636

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2009      0.726          0.871          459,689
                                                       2008      1.143          0.726          459,689
                                                       2007      1.144          1.143          459,689

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.727          0.919           50,638
                                                       2008      1.173          0.727           50,638
                                                       2007      1.230          1.173           50,638

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.226          1.282               --
                                                       2006      1.064          1.226           44,800
                                                       2005      1.000          1.064               --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.111          1.140               --
                                                       2006      1.013          1.111               --
                                                       2005      1.000          1.013               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.176          1.214               --
                                                       2006      1.087          1.176            8,646
                                                       2005      1.000          1.087               --

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.660          0.881               --
                                                       2008      1.049          0.660               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.682          0.646               --
                                                       2008      1.217          0.682           86,962
                                                       2007      1.172          1.217           86,977

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      0.865          1.112               --
                                                       2008      1.535          0.865               --
                                                       2007      1.469          1.535               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2009      0.592          0.831           53,057
                                                       2008      1.120          0.592           19,598
                                                       2007      1.003          1.120           19,598
                                                       2006      1.000          1.003           19,598

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2009      0.981          1.194               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2009      0.664          0.831           86,942

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2009      1.063          1.043           42,557
                                                       2008      1.058          1.063           77,308
                                                       2007      1.030          1.058               --
                                                       2006      1.012          1.030               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2009      0.740          0.855               --
                                                       2008      0.975          0.740               --
                                                       2007      0.996          0.975               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2009      0.632          0.863               --
                                                       2008      1.087          0.632               --
                                                       2007      1.047          1.087               --
                                                       2006      0.996          1.047               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      1.006          1.012               --
                                                       2005      1.000          1.006               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.039          1.084               --
                                                       2005      1.000          1.039               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.142          1.240               --
                                                       2005      1.000          1.142               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      0.998          1.030               --
                                                       2006      0.990          0.998               --
                                                       2005      1.000          0.990               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.989          1.105               --
                                                       2005      1.000          0.989               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.012          1.069               --
                                                       2005      1.000          1.012               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2009      1.056          1.211               --
                                                       2008      1.090          1.056               --
                                                       2007      1.079          1.090               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2009      0.859          0.972               --
                                                       2008      1.304          0.859               --
                                                       2007      1.254          1.304               --
                                                       2006      1.095          1.254               --
                                                       2005      1.000          1.095               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2009      0.970          1.650           27,815
                                                       2008      2.381          0.970           27,820
                                                       2007      1.711          2.381           27,824
                                                       2006      1.292          1.711           15,562
                                                       2005      1.000          1.292               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2009      0.818          0.910               --
                                                       2008      1.203          0.818           31,346
                                                       2007      1.225          1.203           32,864
                                                       2006      1.026          1.225           33,766
                                                       2005      1.000          1.026               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.163          1.272               --
                                                       2006      0.998          1.163               --
                                                       2005      1.000          0.998               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.037          1.308               --
                                                       2005      1.000          1.037               --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2009      0.780          0.952               --
                                                       2008      1.215          0.780               --
                                                       2007      1.187          1.215               --
                                                       2006      1.044          1.187               --
                                                       2005      1.000          1.044               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.731          0.727               --
                                                       2008      1.138          0.731               --
                                                       2007      1.140          1.138               --
                                                       2006      1.042          1.140               --
                                                       2005      1.000          1.042               --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2009      0.681          1.064               --
                                                       2008      1.082          0.681               --
                                                       2007      1.049          1.082               --
                                                       2006      0.991          1.049               --
                                                       2005      1.000          0.991               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.732          0.699               --
                                                       2008      1.245          0.732           26,594
                                                       2007      1.211          1.245           26,597
                                                       2006      1.083          1.211           23,065
                                                       2005      1.000          1.083               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2009      0.770          0.999               --
                                                       2008      1.214          0.770               --
                                                       2007      1.175          1.214               --
                                                       2006      1.067          1.175               --
                                                       2005      1.000          1.067               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2009      0.787          1.010           81,104
                                                       2008      1.168          0.787           56,048
                                                       2007      1.131          1.168           59,486
                                                       2006      1.047          1.131           59,486
                                                       2005      1.000          1.047               --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.568          0.596               --
                                                       2008      1.139          0.568           48,100
                                                       2007      1.085          1.139           48,100
                                                       2006      1.019          1.085           43,386
                                                       2005      1.000          1.019               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      0.798          0.728               --
                                                       2008      1.489          0.798           19,124
                                                       2007      1.346          1.489           19,128
                                                       2006      1.123          1.346           19,128
                                                       2005      1.000          1.123               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.773          0.946               --
                                                       2008      1.194          0.773            8,570
                                                       2007      1.159          1.194            8,164
                                                       2006      1.057          1.159            8,771
                                                       2005      1.000          1.057               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.699          0.718               --
                                                       2008      1.160          0.699           47,007
                                                       2007      1.098          1.160           47,007
                                                       2006      1.093          1.098           47,007
                                                       2005      1.000          1.093               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2009      0.747          0.960               --
                                                       2008      1.239          0.747           13,658
                                                       2007      1.568          1.239           11,151
                                                       2006      1.175          1.568           10,195
                                                       2005      1.000          1.175               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.069          1.255               --
                                                       2006      1.014          1.069               --
                                                       2005      1.000          1.014               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.675          0.643               --
                                                       2008      1.116          0.675               --
                                                       2007      1.230          1.116               --
                                                       2006      1.103          1.230               --
                                                       2005      1.000          1.103               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.027          1.087               --
                                                       2005      1.000          1.027               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      0.927          0.978               --
                                                       2008      1.074          0.927               --
                                                       2007      1.035          1.074               --
                                                       2006      0.997          1.035               --
                                                       2005      1.000          0.997               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.149          1.143               --
                                                       2006      1.022          1.149               --
                                                       2005      1.000          1.022               --

            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.35%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.177          1.251                --
                                                       2006      1.136          1.177            37,691
                                                       2005      1.071          1.136             8,281
                                                       2004      1.031          1.071                --
                                                       2003      1.000          1.031                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.403          1.383                --
                                                       2007      1.314          1.403             7,262
                                                       2006      1.212          1.314            13,469
                                                       2005      1.157          1.212            12,465
                                                       2004      1.043          1.157                --
                                                       2003      1.000          1.043                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2009      0.875          1.003           148,987
                                                       2008      1.230          0.875           168,660
                                                       2007      1.294          1.230           174,817
                                                       2006      1.131          1.294           136,516
                                                       2005      1.119          1.131            63,975
                                                       2004      1.032          1.119                --
                                                       2003      1.000          1.032                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.860          1.206            85,115
                                                       2008      1.531          0.860            69,928
                                                       2007      1.410          1.531            97,128
                                                       2006      1.328          1.410            74,606
                                                       2005      1.297          1.328            43,388
                                                       2004      1.191          1.297             9,977
                                                       2003      1.000          1.191                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.140          1.526         1,455,035
                                                       2008      1.957          1.140         1,714,627
                                                       2007      1.736          1.957         1,903,015
                                                       2006      1.463          1.736         1,886,389
                                                       2005      1.359          1.463         1,065,779
                                                       2004      1.174          1.359             2,118
                                                       2003      1.000          1.174                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2009      0.740          0.970            23,964
                                                       2008      1.274          0.740            23,964
                                                       2007      1.330          1.274            27,603

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2009      0.802          0.960         4,246,017
                                                       2008      1.262          0.802         5,168,028
                                                       2007      1.264          1.262         5,904,017

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.883          1.116           492,325
                                                       2008      1.425          0.883           778,531
                                                       2007      1.496          1.425           918,544

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.225          1.280                --
                                                       2006      1.064          1.225            66,738
                                                       2005      1.000          1.064            24,195

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.213          1.244                --
                                                       2006      1.106          1.213            65,367
                                                       2005      1.100          1.106            31,284
                                                       2004      1.038          1.100                --
                                                       2003      1.000          1.038                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.300          1.342                --
                                                       2006      1.202          1.300            23,964
                                                       2005      1.122          1.202                --
                                                       2004      1.056          1.122                --
                                                       2003      1.000          1.056                --

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.658          0.879           103,537
                                                       2008      1.048          0.658           109,150

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.718          0.680                --
                                                       2008      1.283          0.718            50,408
                                                       2007      1.236          1.283            48,055

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.156          1.486            14,141
                                                       2008      2.054          1.156            19,421
                                                       2007      1.966          2.054                --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2009      0.591          0.830           167,840
                                                       2008      1.119          0.591            94,316
                                                       2007      1.003          1.119            90,008
                                                       2006      1.000          1.003            76,385

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2009      1.081          1.315           361,765

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2009      0.699          0.875            47,762

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2009      1.040          1.020           672,352
                                                       2008      1.035          1.040           154,855
                                                       2007      1.009          1.035           146,303
                                                       2006      0.991          1.009            23,504

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2009      0.739          0.854           100,566
                                                       2008      0.974          0.739           102,664
                                                       2007      0.996          0.974            57,837

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2009      0.631          0.861           192,001
                                                       2008      1.087          0.631           197,323
                                                       2007      1.046          1.087           196,769
                                                       2006      0.996          1.046           191,281

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.985          0.991                --
                                                       2005      0.980          0.985            56,970
                                                       2004      0.993          0.980                --
                                                       2003      1.000          0.993                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.122          1.170                --
                                                       2005      1.095          1.122            19,609
                                                       2004      1.052          1.095                --
                                                       2003      1.000          1.052                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.397          1.517                --
                                                       2005      1.254          1.397            39,998
                                                       2004      1.080          1.254                --
                                                       2003      1.000          1.080                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.010          1.041                --
                                                       2006      1.002          1.010            92,989
                                                       2005      1.008          1.002            28,988
                                                       2004      1.002          1.008                --
                                                       2003      1.000          1.002                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.984          1.099                --
                                                       2005      0.995          0.984                --
                                                       2004      1.000          0.995                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.069          1.129                --
                                                       2005      1.055          1.069                --
                                                       2004      1.032          1.055                --
                                                       2003      1.000          1.032                --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2009      1.056          1.209           112,704
                                                       2008      1.090          1.056           100,256
                                                       2007      1.079          1.090           119,939

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2009      0.858          0.970           228,170
                                                       2008      1.302          0.858           246,308
                                                       2007      1.253          1.302           261,354
                                                       2006      1.095          1.253           225,895
                                                       2005      1.000          1.095             6,064

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2009      1.314          2.234            58,210
                                                       2008      3.227          1.314            56,687
                                                       2007      2.320          3.227            55,257
                                                       2006      1.753          2.320            58,870
                                                       2005      1.304          1.753            72,531
                                                       2004      1.125          1.304               492
                                                       2003      1.000          1.125                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2009      0.988          1.099           119,903
                                                       2008      1.455          0.988           118,595
                                                       2007      1.482          1.455           119,670
                                                       2006      1.242          1.482            63,719
                                                       2005      1.205          1.242            38,979
                                                       2004      1.063          1.205                --
                                                       2003      1.000          1.063                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.162          1.271                --
                                                       2006      0.998          1.162                --
                                                       2005      1.000          0.998                --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.330          1.677                --
                                                       2005      1.263          1.330                --
                                                       2004      1.094          1.263                --
                                                       2003      1.000          1.094                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2009      0.880          1.074            73,901
                                                       2008      1.373          0.880            73,032
                                                       2007      1.341          1.373            74,605
                                                       2006      1.180          1.341            39,296
                                                       2005      1.141          1.180            39,677
                                                       2004      1.053          1.141             7,119
                                                       2003      1.000          1.053                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.729          0.726                --
                                                       2008      1.137          0.729           351,413
                                                       2007      1.139          1.137           319,532
                                                       2006      1.041          1.139           273,748
                                                       2005      1.000          1.041           181,834

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2009      0.734          1.147           190,266
                                                       2008      1.168          0.734           122,592
                                                       2007      1.132          1.168           128,631
                                                       2006      1.071          1.132           123,428
                                                       2005      1.078          1.071           105,250
                                                       2004      1.024          1.078             2,370
                                                       2003      1.000          1.024                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.731          0.698                --
                                                       2008      1.243          0.731           287,617
                                                       2007      1.210          1.243           280,935
                                                       2006      1.083          1.210           280,935
                                                       2005      1.000          1.083            71,011

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2009      0.769          0.997           285,988
                                                       2008      1.213          0.769           370,844
                                                       2007      1.174          1.213           325,402
                                                       2006      1.067          1.174           330,350
                                                       2005      1.000          1.067            55,568

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2009      0.785          1.008           976,171
                                                       2008      1.167          0.785         1,253,933
                                                       2007      1.131          1.167           974,883
                                                       2006      1.046          1.131           740,520
                                                       2005      1.000          1.046           160,928

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.600          0.630                --
                                                       2008      1.204          0.600             5,973
                                                       2007      1.148          1.204             4,695
                                                       2006      1.078          1.148             4,708
                                                       2005      1.069          1.078             4,439
                                                       2004      1.029          1.069               707
                                                       2003      1.000          1.029                --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      1.009          0.920                --
                                                       2008      1.883          1.009            61,428
                                                       2007      1.703          1.883            62,969
                                                       2006      1.422          1.703            61,290
                                                       2005      1.263          1.422            33,192
                                                       2004      1.092          1.263             1,514
                                                       2003      1.000          1.092                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.960          1.174           117,412
                                                       2008      1.483          0.960           128,650
                                                       2007      1.442          1.483           134,566
                                                       2006      1.314          1.442           140,823
                                                       2005      1.250          1.314            98,308
                                                       2004      1.051          1.250             4,075
                                                       2003      1.000          1.051                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.735          0.755                --
                                                       2008      1.220          0.735           224,451
                                                       2007      1.155          1.220           182,527
                                                       2006      1.150          1.155           178,028
                                                       2005      1.088          1.150            33,748
                                                       2004      1.000          1.088               918

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2009      0.982          1.262            43,100
                                                       2008      1.631          0.982            69,318
                                                       2007      2.064          1.631            64,150
                                                       2006      1.548          2.064            58,568
                                                       2005      1.380          1.548             3,133
                                                       2004      1.043          1.380               546
                                                       2003      1.000          1.043                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.148          1.349                --
                                                       2006      1.090          1.148            91,786
                                                       2005      1.067          1.090            12,907
                                                       2004      1.000          1.067             2,434

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.824          0.785                --
                                                       2008      1.364          0.824            77,129
                                                       2007      1.504          1.364            94,128
                                                       2006      1.349          1.504            89,399
                                                       2005      1.243          1.349            66,580
                                                       2004      1.061          1.243               708
                                                       2003      1.000          1.061                --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.140          1.206                --
                                                       2005      1.148          1.140            10,534
                                                       2004      1.038          1.148                --
                                                       2003      1.000          1.038                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.021          1.077                --
                                                       2008      1.184          1.021           414,510
                                                       2007      1.142          1.184           429,802
                                                       2006      1.100          1.142           306,618
                                                       2005      1.099          1.100            94,643
                                                       2004      1.023          1.099             7,126
                                                       2003      1.000          1.023                --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.327          1.319                --
                                                       2006      1.181          1.327            23,033
                                                       2005      1.155          1.181             6,081
                                                       2004      1.061          1.155               976
                                                       2003      1.000          1.061                --




            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.45%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.173          1.247                --
                                                       2006      1.134          1.173            75,956
                                                       2005      1.070          1.134            71,707
                                                       2004      1.031          1.070            48,653
                                                       2003      1.000          1.031                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.397          1.376                --
                                                       2007      1.310          1.397            23,426
                                                       2006      1.210          1.310            23,817
                                                       2005      1.156          1.210            21,449
                                                       2004      1.043          1.156             9,365
                                                       2003      1.000          1.043                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2009      0.871          0.997           560,176
                                                       2008      1.225          0.871           593,846
                                                       2007      1.290          1.225           610,506
                                                       2006      1.128          1.290           625,035
                                                       2005      1.118          1.128           623,115
                                                       2004      1.032          1.118           295,144
                                                       2003      1.000          1.032                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.932          1.306           223,264
                                                       2008      1.661          0.932           273,954
                                                       2007      1.530          1.661           310,894
                                                       2006      1.443          1.530           418,820
                                                       2005      1.411          1.443           433,985
                                                       2004      1.297          1.411           462,146
                                                       2003      1.000          1.297           332,319

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.232          1.647           447,909
                                                       2008      2.117          1.232           559,398
                                                       2007      1.880          2.117           777,681
                                                       2006      1.586          1.880           941,992
                                                       2005      1.475          1.586           926,674
                                                       2004      1.275          1.475           838,272
                                                       2003      1.000          1.275           274,144

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2009      0.736          0.964           184,399
                                                       2008      1.269          0.736           199,471
                                                       2007      1.325          1.269           266,352

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2009      0.854          1.022           762,486
                                                       2008      1.346          0.854           876,432
                                                       2007      1.349          1.346         1,536,804

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.983          1.241           527,013
                                                       2008      1.588          0.983           596,441
                                                       2007      1.668          1.588           712,487

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.223          1.278                --
                                                       2006      1.063          1.223                --
                                                       2005      1.000          1.063                --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.209          1.240                --
                                                       2006      1.104          1.209            69,491
                                                       2005      1.099          1.104            70,582
                                                       2004      1.038          1.099            67,572
                                                       2003      1.000          1.038                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.296          1.338                --
                                                       2006      1.199          1.296           273,183
                                                       2005      1.121          1.199           269,263
                                                       2004      1.056          1.121           242,037
                                                       2003      1.000          1.056                --

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.656          0.875            29,507
                                                       2008      1.045          0.656            29,651

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.714          0.677                --
                                                       2008      1.278          0.714            43,310
                                                       2007      1.232          1.278            75,180

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.217          1.562            51,123
                                                       2008      2.163          1.217            59,152
                                                       2007      2.072          2.163            78,241

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2009      0.589          0.827            85,577
                                                       2008      1.117          0.589            42,586
                                                       2007      1.002          1.117            42,591
                                                       2006      1.000          1.002            42,591

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2009      1.075          1.307            35,331

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2009      0.696          0.870            45,379

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2009      1.023          1.003           115,454
                                                       2008      1.020          1.023           457,759
                                                       2007      0.995          1.020           303,139
                                                       2006      0.978          0.995           298,259

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2009      0.738          0.852                --
                                                       2008      0.974          0.738                --
                                                       2007      0.996          0.974                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2009      0.629          0.858           203,532
                                                       2008      1.085          0.629           230,608
                                                       2007      1.046          1.085           223,119
                                                       2006      0.996          1.046           156,903

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.973          0.978                --
                                                       2005      0.969          0.973           241,352
                                                       2004      0.983          0.969           132,347
                                                       2003      0.999          0.983            11,760
                                                       2002      1.000          0.999                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.120          1.167                --
                                                       2005      1.094          1.120            36,295
                                                       2004      1.052          1.094            36,298
                                                       2003      1.000          1.052                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.394          1.513                --
                                                       2005      1.253          1.394           103,815
                                                       2004      1.080          1.253           103,116
                                                       2003      1.000          1.080                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.007          1.037                --
                                                       2006      1.000          1.007            80,888
                                                       2005      1.007          1.000            79,153
                                                       2004      1.002          1.007            65,239
                                                       2003      1.000          1.002                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.982          1.096                --
                                                       2005      0.994          0.982            42,199
                                                       2004      1.000          0.994            40,346

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.066          1.125                --
                                                       2005      1.054          1.066            24,510
                                                       2004      1.032          1.054            23,553
                                                       2003      1.000          1.032                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2009      1.054          1.207            43,200
                                                       2008      1.090          1.054            59,416
                                                       2007      1.079          1.090            79,584

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2009      0.855          0.965             1,975
                                                       2008      1.298          0.855             5,981
                                                       2007      1.251          1.298            32,105
                                                       2006      1.094          1.251            37,638
                                                       2005      1.000          1.094            41,161

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2009      1.308          2.220            34,322
                                                       2008      3.214          1.308            36,195
                                                       2007      2.313          3.214            26,976
                                                       2006      1.749          2.313            36,211
                                                       2005      1.302          1.749            42,782
                                                       2004      1.125          1.302            32,885
                                                       2003      1.000          1.125                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2009      0.983          1.093            58,253
                                                       2008      1.449          0.983            67,891
                                                       2007      1.477          1.449            82,747
                                                       2006      1.240          1.477            87,938
                                                       2005      1.204          1.240            89,202
                                                       2004      1.063          1.204            97,836
                                                       2003      1.000          1.063                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.160          1.268                --
                                                       2006      0.997          1.160                --
                                                       2005      1.000          0.997                --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.327          1.672                --
                                                       2005      1.261          1.327             3,040
                                                       2004      1.093          1.261             2,893
                                                       2003      1.000          1.093                --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2009      0.876          1.067           194,476
                                                       2008      1.367          0.876           215,039
                                                       2007      1.337          1.367           285,612
                                                       2006      1.178          1.337           216,081
                                                       2005      1.139          1.178           213,740
                                                       2004      1.052          1.139           157,222
                                                       2003      1.000          1.052                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.727          0.723                --
                                                       2008      1.133          0.727           268,271
                                                       2007      1.137          1.133           347,875
                                                       2006      1.041          1.137           324,902
                                                       2005      1.000          1.041           290,000

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2009      0.730          1.140           185,086
                                                       2008      1.163          0.730           191,793
                                                       2007      1.129          1.163           197,991
                                                       2006      1.069          1.129           201,045
                                                       2005      1.077          1.069           196,500
                                                       2004      1.024          1.077           371,644
                                                       2003      1.000          1.024                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.728          0.695                --
                                                       2008      1.240          0.728            38,295
                                                       2007      1.208          1.240            38,295
                                                       2006      1.082          1.208            38,295
                                                       2005      1.000          1.082             3,255

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2009      0.766          0.992            36,184
                                                       2008      1.210          0.766                --
                                                       2007      1.173          1.210                --
                                                       2006      1.066          1.173                --
                                                       2005      1.000          1.066                --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2009      0.782          1.004            10,912
                                                       2008      1.164          0.782            23,897
                                                       2007      1.129          1.164            24,547
                                                       2006      1.046          1.129            24,701
                                                       2005      1.000          1.046                --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.597          0.626                --
                                                       2008      1.199          0.597             2,675
                                                       2007      1.144          1.199             2,680
                                                       2006      1.075          1.144             2,685
                                                       2005      1.068          1.075             2,690
                                                       2004      1.029          1.068             2,695
                                                       2003      1.000          1.029                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      1.004          0.915                --
                                                       2008      1.875          1.004             7,737
                                                       2007      1.697          1.875            10,902
                                                       2006      1.419          1.697            10,907
                                                       2005      1.262          1.419             7,902
                                                       2004      1.092          1.262             7,607
                                                       2003      1.000          1.092                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.955          1.167            86,161
                                                       2008      1.477          0.955           110,687
                                                       2007      1.437          1.477           145,877
                                                       2006      1.312          1.437           153,047
                                                       2005      1.249          1.312           152,095
                                                       2004      1.051          1.249           132,635
                                                       2003      1.000          1.051                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.731          0.751                --
                                                       2008      1.215          0.731            42,731
                                                       2007      1.152          1.215            55,994
                                                       2006      1.148          1.152            59,842
                                                       2005      1.088          1.148            19,339
                                                       2004      1.000          1.088                --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2009      0.977          1.254            18,261
                                                       2008      1.624          0.977            15,937
                                                       2007      2.058          1.624            22,251
                                                       2006      1.545          2.058            24,712
                                                       2005      1.378          1.545            24,463
                                                       2004      1.043          1.378            30,092
                                                       2003      1.000          1.043                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.145          1.344                --
                                                       2006      1.088          1.145            60,326
                                                       2005      1.066          1.088            57,697
                                                       2004      1.000          1.066            56,735

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.820          0.780                --
                                                       2008      1.358          0.820            31,281
                                                       2007      1.500          1.358            50,516
                                                       2006      1.346          1.500            51,122
                                                       2005      1.242          1.346            48,657
                                                       2004      1.061          1.242            48,409
                                                       2003      1.000          1.061                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.137          1.203                --
                                                       2005      1.146          1.137             4,437
                                                       2004      1.038          1.146             4,276
                                                       2003      1.000          1.038                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.016          1.071                --
                                                       2008      1.179          1.016            49,904
                                                       2007      1.138          1.179           126,182
                                                       2006      1.098          1.138           122,564
                                                       2005      1.098          1.098           120,411
                                                       2004      1.023          1.098            54,426
                                                       2003      1.000          1.023                --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.323          1.314                --
                                                       2006      1.178          1.323            86,660
                                                       2005      1.153          1.178            85,742
                                                       2004      1.061          1.153            64,933
                                                       2003      1.000          1.061                --




            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.50%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.155          1.227                 --
                                                       2006      1.116          1.155                 --
                                                       2005      1.054          1.116                 --
                                                       2004      1.000          1.054                 --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.285          1.266                 --
                                                       2007      1.206          1.285                 --
                                                       2006      1.114          1.206                 --
                                                       2005      1.064          1.114                 --
                                                       2004      1.000          1.064                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2009      0.833          0.954                 --
                                                       2008      1.172          0.833                 --
                                                       2007      1.235          1.172                 --
                                                       2006      1.081          1.235                 --
                                                       2005      1.072          1.081                 --
                                                       2004      1.000          1.072                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.715          1.001                 --
                                                       2008      1.274          0.715                 --
                                                       2007      1.175          1.274                 --
                                                       2006      1.108          1.175                 --
                                                       2005      1.084          1.108                 --
                                                       2004      1.000          1.084                 --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      0.963          1.287              3,726
                                                       2008      1.655          0.963              3,728
                                                       2007      1.470          1.655              1,211
                                                       2006      1.241          1.470              1,212
                                                       2005      1.155          1.241             40,479
                                                       2004      1.000          1.155              6,678

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2009      0.689          0.902                 --
                                                       2008      1.189          0.689                 --
                                                       2007      1.242          1.189                 --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2009      0.736          0.880            492,247
                                                       2008      1.160          0.736            513,672
                                                       2007      1.163          1.160            440,391

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.752          0.948                 --
                                                       2008      1.215          0.752                 --
                                                       2007      1.277          1.215                 --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.222          1.277                 --
                                                       2006      1.063          1.222                 --
                                                       2005      1.000          1.063                 --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.158          1.187                 --
                                                       2006      1.057          1.158            287,514
                                                       2005      1.053          1.057                 --
                                                       2004      1.000          1.053                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.215          1.254                 --
                                                       2006      1.125          1.215                 --
                                                       2005      1.052          1.125                 --
                                                       2004      1.000          1.052                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.655          0.873              1,443
                                                       2008      1.043          0.655              1,444

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.702          0.665                 --
                                                       2008      1.257          0.702                 --
                                                       2007      1.212          1.257                 --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      0.995          1.276                 --
                                                       2008      1.769          0.995                 --
                                                       2007      1.695          1.769                 --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2009      0.589          0.825                 --
                                                       2008      1.117          0.589                 --
                                                       2007      1.002          1.117                 --
                                                       2006      1.000          1.002                 --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2009      1.072          1.304            827,139

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2009      0.684          0.855                 --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2009      1.047          1.026            727,410
                                                       2008      1.044          1.047            828,785
                                                       2007      1.019          1.044            319,950
                                                       2006      1.003          1.019            200,250

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2009      0.737          0.850          1,606,830
                                                       2008      0.973          0.737          1,454,572
                                                       2007      0.996          0.973             77,438

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2009      0.628          0.857                 --
                                                       2008      1.084          0.628                 --
                                                       2007      1.045          1.084                 --
                                                       2006      0.996          1.045                 --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.997          1.003                 --
                                                       2005      0.993          0.997                 --
                                                       2004      1.000          0.993                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.070          1.115                 --
                                                       2005      1.046          1.070                 --
                                                       2004      1.000          1.046                 --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.300          1.410                 --
                                                       2005      1.168          1.300                 --
                                                       2004      1.000          1.168                 --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.030          1.061                 --
                                                       2006      1.024          1.030                 18
                                                       2005      1.032          1.024                 --
                                                       2004      1.000          1.032                 --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.978          1.091                 --
                                                       2005      0.991          0.978                 --
                                                       2004      1.000          0.991                 --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.037          1.094                 --
                                                       2005      1.025          1.037                 --
                                                       2004      1.000          1.025                 --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2009      1.054          1.206            196,345
                                                       2008      1.090          1.054             92,474
                                                       2007      1.079          1.090                 --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2009      0.853          0.963                 --
                                                       2008      1.297          0.853                 --
                                                       2007      1.250          1.297                 --
                                                       2006      1.094          1.250                 --
                                                       2005      1.000          1.094                 --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2009      1.297          2.202                 --
                                                       2008      3.190          1.297                 --
                                                       2007      2.296          3.190                 --
                                                       2006      1.737          2.296                 --
                                                       2005      1.294          1.737                 --
                                                       2004      1.000          1.294                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2009      0.916          1.018                 --
                                                       2008      1.351          0.916                 --
                                                       2007      1.378          1.351                 --
                                                       2006      1.157          1.378                 --
                                                       2005      1.124          1.157                 --
                                                       2004      1.000          1.124                 --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.160          1.266                 --
                                                       2006      0.997          1.160                 --
                                                       2005      1.000          0.997                 --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.237          1.558                 --
                                                       2005      1.177          1.237                 --
                                                       2004      1.000          1.177                 --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2009      0.836          1.018                 --
                                                       2008      1.306          0.836                 --
                                                       2007      1.278          1.306                 --
                                                       2006      1.126          1.278                 --
                                                       2005      1.090          1.126                 --
                                                       2004      1.000          1.090                 --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.725          0.721                 --
                                                       2008      1.132          0.725          1,288,035
                                                       2007      1.136          1.132          1,379,675
                                                       2006      1.040          1.136          1,108,388
                                                       2005      1.000          1.040                 --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2009      0.734          1.145            230,018
                                                       2008      1.169          0.734            191,663
                                                       2007      1.135          1.169             14,328
                                                       2006      1.075          1.135                 --
                                                       2005      1.084          1.075                 --
                                                       2004      1.000          1.084                 --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.727          0.694                 --
                                                       2008      1.238          0.727                 --
                                                       2007      1.207          1.238                 --
                                                       2006      1.082          1.207                 --
                                                       2005      1.000          1.082                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2009      0.765          0.990         14,091,325
                                                       2008      1.208          0.765         14,781,443
                                                       2007      1.172          1.208         11,881,094
                                                       2006      1.066          1.172          6,538,277
                                                       2005      1.000          1.066                 --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2009      0.781          1.001          9,064,640
                                                       2008      1.163          0.781          9,308,711
                                                       2007      1.128          1.163          7,442,796
                                                       2006      1.045          1.128          3,185,557
                                                       2005      1.000          1.045                 --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.602          0.632                 --
                                                       2008      1.212          0.602                 --
                                                       2007      1.156          1.212                 --
                                                       2006      1.088          1.156                 --
                                                       2005      1.080          1.088                 --
                                                       2004      1.000          1.080                 --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      0.928          0.846                 --
                                                       2008      1.735          0.928                 --
                                                       2007      1.571          1.735                 --
                                                       2006      1.314          1.571                 --
                                                       2005      1.169          1.314                 --
                                                       2004      1.000          1.169                 --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.872          1.065                 --
                                                       2008      1.350          0.872                 --
                                                       2007      1.314          1.350                 --
                                                       2006      1.200          1.314                 --
                                                       2005      1.143          1.200                 --
                                                       2004      1.000          1.143                 --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.717          0.737                 --
                                                       2008      1.193          0.717                 --
                                                       2007      1.131          1.193                 --
                                                       2006      1.128          1.131                 --
                                                       2005      1.069          1.128                 --
                                                       2004      1.000          1.069                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2009      0.925          1.186                 --
                                                       2008      1.538          0.925                 --
                                                       2007      1.950          1.538                 --
                                                       2006      1.465          1.950                 --
                                                       2005      1.307          1.465                 --
                                                       2004      1.000          1.307                 --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.083          1.271                 --
                                                       2006      1.030          1.083                 --
                                                       2005      1.010          1.030                 --
                                                       2004      1.000          1.010                 --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.760          0.723                 --
                                                       2008      1.259          0.760                 --
                                                       2007      1.391          1.259                 --
                                                       2006      1.250          1.391                 --
                                                       2005      1.153          1.250                 --
                                                       2004      1.000          1.153                 --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.098          1.161                 --
                                                       2005      1.107          1.098                 --
                                                       2004      1.000          1.107                 --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.014          1.069                 --
                                                       2008      1.177          1.014            621,814
                                                       2007      1.137          1.177            194,625
                                                       2006      1.097          1.137             96,599
                                                       2005      1.098          1.097                 --
                                                       2004      1.000          1.098                 --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.243          1.235                 --
                                                       2006      1.108          1.243                 --
                                                       2005      1.085          1.108                 --
                                                       2004      1.000          1.085                 --




            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.55%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.153          1.225               --
                                                       2006      1.115          1.153           10,572
                                                       2005      1.054          1.115            4,484
                                                       2004      1.000          1.054               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.283          1.263               --
                                                       2007      1.204          1.283            9,191
                                                       2006      1.113          1.204            9,306
                                                       2005      1.064          1.113            2,228
                                                       2004      1.000          1.064               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2009      0.831          0.951          114,243
                                                       2008      1.170          0.831          127,438
                                                       2007      1.233          1.170          129,085
                                                       2006      1.080          1.233          132,903
                                                       2005      1.071          1.080          133,735
                                                       2004      1.000          1.071               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.713          0.998           42,102
                                                       2008      1.272          0.713           46,376
                                                       2007      1.173          1.272           19,438
                                                       2006      1.107          1.173           20,456
                                                       2005      1.084          1.107           20,338
                                                       2004      1.000          1.084            9,872

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      0.960          1.283           55,818
                                                       2008      1.653          0.960           63,067
                                                       2007      1.468          1.653           61,363
                                                       2006      1.240          1.468          141,961
                                                       2005      1.155          1.240          136,574
                                                       2004      1.000          1.155           63,377

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2009      0.688          0.900           22,456
                                                       2008      1.187          0.688           26,044
                                                       2007      1.241          1.187           26,047

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2009      0.734          0.878           50,412
                                                       2008      1.158          0.734           48,510
                                                       2007      1.161          1.158           50,751

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.750          0.946              717
                                                       2008      1.213          0.750              720
                                                       2007      1.275          1.213              723

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.221          1.276               --
                                                       2006      1.062          1.221               --
                                                       2005      1.000          1.062               --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.156          1.185               --
                                                       2006      1.056          1.156              857
                                                       2005      1.052          1.056              861
                                                       2004      1.000          1.052               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.214          1.252               --
                                                       2006      1.124          1.214           26,050
                                                       2005      1.052          1.124           26,052
                                                       2004      1.000          1.052               --

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.654          0.871           12,212
                                                       2008      1.042          0.654           11,114

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.701          0.663               --
                                                       2008      1.255          0.701           12,103
                                                       2007      1.210          1.255            9,921

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      0.992          1.273           39,314
                                                       2008      1.766          0.992           39,314
                                                       2007      1.693          1.766           39,769

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2009      0.588          0.824              950
                                                       2008      1.116          0.588              956
                                                       2007      1.001          1.116              961
                                                       2006      1.000          1.001              965

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2009      1.070          1.300           48,110

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2009      0.682          0.852           13,406

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2009      1.045          1.023          313,968
                                                       2008      1.042          1.045          275,101
                                                       2007      1.018          1.042          142,532
                                                       2006      1.002          1.018          251,652

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2009      0.736          0.849               --
                                                       2008      0.973          0.736               --
                                                       2007      0.996          0.973               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2009      0.627          0.855           45,105
                                                       2008      1.083          0.627           37,642
                                                       2007      1.045          1.083           38,583
                                                       2006      0.996          1.045           40,211

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.996          1.002               --
                                                       2005      0.993          0.996           39,858
                                                       2004      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.069          1.114               --
                                                       2005      1.046          1.069              866
                                                       2004      1.000          1.046               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.299          1.409               --
                                                       2005      1.168          1.299           25,799
                                                       2004      1.000          1.168               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.029          1.059               --
                                                       2006      1.023          1.029           79,869
                                                       2005      1.032          1.023           33,873
                                                       2004      1.000          1.032               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.978          1.090               --
                                                       2005      0.991          0.978               --
                                                       2004      1.000          0.991               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.036          1.092               --
                                                       2005      1.025          1.036              879
                                                       2004      1.000          1.025               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2009      1.053          1.204           52,961
                                                       2008      1.090          1.053           67,696
                                                       2007      1.079          1.090           83,985

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2009      0.851          0.961               --
                                                       2008      1.295          0.851               --
                                                       2007      1.249          1.295               --
                                                       2006      1.093          1.249               --
                                                       2005      1.000          1.093               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2009      1.294          2.195           11,960
                                                       2008      3.184          1.294           10,978
                                                       2007      2.293          3.184            8,152
                                                       2006      1.736          2.293           12,089
                                                       2005      1.294          1.736            6,296
                                                       2004      1.000          1.294               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2009      0.914          1.015           72,179
                                                       2008      1.349          0.914           78,085
                                                       2007      1.377          1.349           83,410
                                                       2006      1.156          1.377           90,154
                                                       2005      1.124          1.156           92,428
                                                       2004      1.000          1.124               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.159          1.265               --
                                                       2006      0.997          1.159               --
                                                       2005      1.000          0.997               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.236          1.556               --
                                                       2005      1.176          1.236               --
                                                       2004      1.000          1.176               --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2009      0.834          1.015           93,967
                                                       2008      1.303          0.834           79,426
                                                       2007      1.276          1.303           79,846
                                                       2006      1.125          1.276               --
                                                       2005      1.089          1.125               --
                                                       2004      1.000          1.089               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.724          0.720               --
                                                       2008      1.130          0.724           19,758
                                                       2007      1.136          1.130           63,050
                                                       2006      1.040          1.136           62,573
                                                       2005      1.000          1.040           63,320

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2009      0.732          1.142          166,216
                                                       2008      1.167          0.732           53,238
                                                       2007      1.134          1.167           99,624
                                                       2006      1.074          1.134           99,376
                                                       2005      1.084          1.074           80,756
                                                       2004      1.000          1.084               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.726          0.692               --
                                                       2008      1.237          0.726           92,509
                                                       2007      1.206          1.237           91,110
                                                       2006      1.081          1.206           91,483
                                                       2005      1.000          1.081               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2009      0.763          0.987           21,535
                                                       2008      1.207          0.763           26,163
                                                       2007      1.171          1.207           26,793
                                                       2006      1.066          1.171           26,667
                                                       2005      1.000          1.066               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2009      0.780          0.999          147,184
                                                       2008      1.161          0.780          161,408
                                                       2007      1.127          1.161          169,154
                                                       2006      1.045          1.127           83,286
                                                       2005      1.000          1.045           38,446

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.601          0.631               --
                                                       2008      1.209          0.601              544
                                                       2007      1.155          1.209              547
                                                       2006      1.087          1.155              549
                                                       2005      1.080          1.087              552
                                                       2004      1.000          1.080               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      0.926          0.844               --
                                                       2008      1.732          0.926           16,449
                                                       2007      1.569          1.732           14,003
                                                       2006      1.313          1.569           15,655
                                                       2005      1.169          1.313            6,002
                                                       2004      1.000          1.169               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.870          1.062           91,072
                                                       2008      1.347          0.870           95,383
                                                       2007      1.312          1.347          104,718
                                                       2006      1.199          1.312          104,586
                                                       2005      1.142          1.199          106,480
                                                       2004      1.000          1.142               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.716          0.735               --
                                                       2008      1.191          0.716           21,057
                                                       2007      1.130          1.191           19,622
                                                       2006      1.128          1.130           20,461
                                                       2005      1.069          1.128            6,799
                                                       2004      1.000          1.069               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2009      0.923          1.183           74,508
                                                       2008      1.535          0.923           47,947
                                                       2007      1.947          1.535           43,296
                                                       2006      1.463          1.947           48,600
                                                       2005      1.307          1.463           45,118
                                                       2004      1.000          1.307               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.082          1.269               --
                                                       2006      1.029          1.082           37,539
                                                       2005      1.009          1.029           27,863
                                                       2004      1.000          1.009               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.758          0.721               --
                                                       2008      1.257          0.758           41,624
                                                       2007      1.389          1.257           39,190
                                                       2006      1.249          1.389           39,043
                                                       2005      1.153          1.249           30,278
                                                       2004      1.000          1.153               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.097          1.160               --
                                                       2005      1.107          1.097               --
                                                       2004      1.000          1.107               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.011          1.066               --
                                                       2008      1.175          1.011           54,549
                                                       2007      1.135          1.175           59,349
                                                       2006      1.096          1.135           57,460
                                                       2005      1.097          1.096           47,392
                                                       2004      1.000          1.097               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.242          1.233               --
                                                       2006      1.107          1.242           87,544
                                                       2005      1.085          1.107           66,146
                                                       2004      1.000          1.085               --




            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.65%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.166          1.239                --
                                                       2006      1.129          1.166            11,660
                                                       2005      1.068          1.129            16,532
                                                       2004      1.031          1.068            15,243
                                                       2003      1.000          1.031                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.385          1.364                --
                                                       2007      1.302          1.385                --
                                                       2006      1.205          1.302                --
                                                       2005      1.153          1.205                --
                                                       2004      1.042          1.153                --
                                                       2003      1.000          1.042                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2009      0.862          0.985            29,883
                                                       2008      1.215          0.862            40,088
                                                       2007      1.282          1.215            60,075
                                                       2006      1.124          1.282            60,652
                                                       2005      1.116          1.124            77,251
                                                       2004      1.032          1.116            74,934
                                                       2003      1.000          1.032                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.846          1.183            18,166
                                                       2008      1.511          0.846            17,314
                                                       2007      1.395          1.511            28,339
                                                       2006      1.318          1.395            32,417
                                                       2005      1.292          1.318            39,590
                                                       2004      1.190          1.292            36,614
                                                       2003      1.000          1.190                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.121          1.497            27,226
                                                       2008      1.932          1.121            28,007
                                                       2007      1.718          1.932            37,773
                                                       2006      1.453          1.718            34,073
                                                       2005      1.354          1.453            41,581
                                                       2004      1.173          1.354            39,024
                                                       2003      1.000          1.173                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2009      0.728          0.952            35,188
                                                       2008      1.259          0.728            34,133
                                                       2007      1.316          1.259            40,944

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2009      0.789          0.942           154,530
                                                       2008      1.246          0.789           182,676
                                                       2007      1.250          1.246           127,245

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.869          1.094                --
                                                       2008      1.407          0.869                --
                                                       2007      1.479          1.407                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.219          1.273                --
                                                       2006      1.062          1.219                --
                                                       2005      1.000          1.062                --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.202          1.232                --
                                                       2006      1.099          1.202            73,488
                                                       2005      1.096          1.099                --
                                                       2004      1.037          1.096                --
                                                       2003      1.000          1.037                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.288          1.328                --
                                                       2006      1.194          1.288            38,118
                                                       2005      1.118          1.194            39,508
                                                       2004      1.056          1.118            34,041
                                                       2003      1.000          1.056                --

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.651          0.867                --
                                                       2008      1.038          0.651                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.707          0.669                --
                                                       2008      1.268          0.707            13,229
                                                       2007      1.223          1.268            11,176

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.138          1.458                --
                                                       2008      2.027          1.138                --
                                                       2007      1.944          2.027                --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2009      0.586          0.820            31,451
                                                       2008      1.114          0.586            29,975
                                                       2007      1.001          1.114            30,020
                                                       2006      1.000          1.001            29,146

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2009      1.063          1.291           315,674

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2009      0.688          0.859                --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2009      1.023          1.001           268,657
                                                       2008      1.021          1.023           731,272
                                                       2007      0.998          1.021           113,659
                                                       2006      0.983          0.998            38,077

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2009      0.735          0.847            63,404
                                                       2008      0.972          0.735            68,515
                                                       2007      0.996          0.972                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2009      0.626          0.852             3,356
                                                       2008      1.081          0.626            18,535
                                                       2007      1.044          1.081            15,657
                                                       2006      0.996          1.044            16,432

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.978          0.983                --
                                                       2005      0.976          0.978            40,712
                                                       2004      0.992          0.976            35,314
                                                       2003      1.000          0.992                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.115          1.161                --
                                                       2005      1.092          1.115            26,841
                                                       2004      1.052          1.092            22,202
                                                       2003      1.000          1.052                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.388          1.506                --
                                                       2005      1.250          1.388            15,536
                                                       2004      1.080          1.250            16,085
                                                       2003      1.000          1.080                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.001          1.029                --
                                                       2006      0.996          1.001            88,503
                                                       2005      1.005          0.996            38,119
                                                       2004      1.001          1.005            35,567
                                                       2003      1.000          1.001                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.978          1.089                --
                                                       2005      0.993          0.978            16,012
                                                       2004      1.000          0.993            13,393

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.062          1.118                --
                                                       2005      1.051          1.062                --
                                                       2004      1.032          1.051                --
                                                       2003      1.000          1.032                --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2009      1.052          1.202            75,952
                                                       2008      1.090          1.052           101,374
                                                       2007      1.079          1.090            76,996

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2009      0.848          0.956                --
                                                       2008      1.291          0.848                --
                                                       2007      1.246          1.291                --
                                                       2006      1.092          1.246                --
                                                       2005      1.000          1.092             4,905

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2009      1.294          2.194            11,074
                                                       2008      3.188          1.294            12,528
                                                       2007      2.298          3.188            17,202
                                                       2006      1.742          2.298            25,035
                                                       2005      1.299          1.742            37,507
                                                       2004      1.124          1.299            39,586
                                                       2003      1.000          1.124                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2009      0.973          1.079                --
                                                       2008      1.437          0.973                --
                                                       2007      1.468          1.437                --
                                                       2006      1.234          1.468                --
                                                       2005      1.201          1.234                --
                                                       2004      1.063          1.201                --
                                                       2003      1.000          1.063                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.157          1.262                --
                                                       2006      0.996          1.157                --
                                                       2005      1.000          0.996                --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.322          1.662                --
                                                       2005      1.259          1.322             2,281
                                                       2004      1.093          1.259             2,281
                                                       2003      1.000          1.093                --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2009      0.867          1.054            72,187
                                                       2008      1.356          0.867            63,691
                                                       2007      1.329          1.356           100,859
                                                       2006      1.173          1.329            66,424
                                                       2005      1.137          1.173            79,024
                                                       2004      1.052          1.137            74,378
                                                       2003      1.000          1.052                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.721          0.717                --
                                                       2008      1.127          0.721           123,665
                                                       2007      1.134          1.127            68,183
                                                       2006      1.039          1.134            33,773
                                                       2005      1.000          1.039                --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2009      0.723          1.127            29,888
                                                       2008      1.153          0.723            22,857
                                                       2007      1.122          1.153           128,254
                                                       2006      1.064          1.122           115,966
                                                       2005      1.075          1.064           113,735
                                                       2004      1.024          1.075             9,601
                                                       2003      1.000          1.024                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.723          0.690                --
                                                       2008      1.234          0.723                --
                                                       2007      1.204          1.234                --
                                                       2006      1.081          1.204                --
                                                       2005      1.000          1.081             4,988

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2009      0.761          0.983         4,229,201
                                                       2008      1.203          0.761         4,305,022
                                                       2007      1.169          1.203         4,515,243
                                                       2006      1.065          1.169         3,065,117
                                                       2005      1.000          1.065                --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2009      0.777          0.994         1,615,304
                                                       2008      1.158          0.777         1,449,443
                                                       2007      1.125          1.158         2,078,203
                                                       2006      1.045          1.125         1,833,211
                                                       2005      1.000          1.045                --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.591          0.620                --
                                                       2008      1.189          0.591                --
                                                       2007      1.137          1.189                --
                                                       2006      1.071          1.137                --
                                                       2005      1.066          1.071                --
                                                       2004      1.029          1.066                --
                                                       2003      1.000          1.029                --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      0.994          0.905                --
                                                       2008      1.860          0.994                --
                                                       2007      1.687          1.860                --
                                                       2006      1.413          1.687                --
                                                       2005      1.259          1.413                --
                                                       2004      1.092          1.259                --
                                                       2003      1.000          1.092                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.945          1.153             2,392
                                                       2008      1.465          0.945             2,133
                                                       2007      1.428          1.465             1,991
                                                       2006      1.306          1.428             2,143
                                                       2005      1.246          1.306             1,781
                                                       2004      1.051          1.246             1,965
                                                       2003      1.000          1.051                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.724          0.743                --
                                                       2008      1.206          0.724            35,070
                                                       2007      1.145          1.206            35,070
                                                       2006      1.144          1.145            34,272
                                                       2005      1.086          1.144            15,476
                                                       2004      1.000          1.086            13,088

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2009      0.967          1.239                --
                                                       2008      1.611          0.967                --
                                                       2007      2.045          1.611                --
                                                       2006      1.539          2.045                --
                                                       2005      1.375          1.539             8,481
                                                       2004      1.043          1.375             8,481
                                                       2003      1.000          1.043                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.139          1.334                --
                                                       2006      1.084          1.139                --
                                                       2005      1.064          1.084                --
                                                       2004      1.000          1.064                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.812          0.772                --
                                                       2008      1.347          0.812                --
                                                       2007      1.490          1.347                --
                                                       2006      1.341          1.490                --
                                                       2005      1.239          1.341             4,518
                                                       2004      1.061          1.239             4,518
                                                       2003      1.000          1.061                --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.132          1.197                --
                                                       2005      1.144          1.132                --
                                                       2004      1.038          1.144                --
                                                       2003      1.000          1.038                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.006          1.060                --
                                                       2008      1.169          1.006           170,064
                                                       2007      1.131          1.169           196,459
                                                       2006      1.093          1.131           162,813
                                                       2005      1.095          1.093            82,149
                                                       2004      1.023          1.095            73,931
                                                       2003      1.000          1.023                --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.314          1.304                --
                                                       2006      1.173          1.314            44,121
                                                       2005      1.151          1.173            52,572
                                                       2004      1.061          1.151            47,115
                                                       2003      1.000          1.061                --

            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.70%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.149          1.220                --
                                                       2006      1.113          1.149                --
                                                       2005      1.053          1.113                --
                                                       2004      1.000          1.053                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.276          1.256                --
                                                       2007      1.199          1.276                --
                                                       2006      1.110          1.199                --
                                                       2005      1.063          1.110                --
                                                       2004      1.000          1.063                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2009      0.826          0.943                --
                                                       2008      1.164          0.826                --
                                                       2007      1.229          1.164                --
                                                       2006      1.078          1.229                --
                                                       2005      1.070          1.078                --
                                                       2004      1.000          1.070                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.708          0.990                --
                                                       2008      1.265          0.708                --
                                                       2007      1.169          1.265                --
                                                       2006      1.105          1.169                --
                                                       2005      1.083          1.105                --
                                                       2004      1.000          1.083                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      0.954          1.272             7,318
                                                       2008      1.644          0.954             8,325
                                                       2007      1.463          1.644             7,824
                                                       2006      1.237          1.463             8,544
                                                       2005      1.154          1.237             4,762
                                                       2004      1.000          1.154                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2009      0.683          0.892                --
                                                       2008      1.181          0.683                --
                                                       2007      1.235          1.181                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2009      0.729          0.870           294,707
                                                       2008      1.152          0.729           298,666
                                                       2007      1.156          1.152           130,657

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.745          0.938                --
                                                       2008      1.207          0.745             5,857
                                                       2007      1.269          1.207             5,857

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.218          1.272                --
                                                       2006      1.061          1.218                --
                                                       2005      1.000          1.061                --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.152          1.180                --
                                                       2006      1.054          1.152                --
                                                       2005      1.052          1.054                --
                                                       2004      1.000          1.052                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.209          1.247                --
                                                       2006      1.122          1.209                --
                                                       2005      1.051          1.122                --
                                                       2004      1.000          1.051                --

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.650          0.865                --
                                                       2008      1.037          0.650                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.696          0.659                --
                                                       2008      1.248          0.696                --
                                                       2007      1.205          1.248                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      0.986          1.262                --
                                                       2008      1.757          0.986                --
                                                       2007      1.685          1.757                --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2009      0.586          0.819                --
                                                       2008      1.113          0.586                --
                                                       2007      1.000          1.113                --
                                                       2006      1.000          1.000                --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2009      1.062          1.289            18,096

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2009      0.677          0.845                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2009      1.038          1.015             4,279
                                                       2008      1.037          1.038                --
                                                       2007      1.014          1.037                --
                                                       2006      0.999          1.014                --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2009      0.735          0.846            77,612
                                                       2008      0.972          0.735           204,159
                                                       2007      0.996          0.972                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2009      0.625          0.850                --
                                                       2008      1.080          0.625                --
                                                       2007      1.044          1.080                --
                                                       2006      0.996          1.044                --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.994          0.999                --
                                                       2005      0.992          0.994                --
                                                       2004      1.000          0.992                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.067          1.111                --
                                                       2005      1.045          1.067                --
                                                       2004      1.000          1.045                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.296          1.405                --
                                                       2005      1.167          1.296                --
                                                       2004      1.000          1.167                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.025          1.054                --
                                                       2006      1.021          1.025                --
                                                       2005      1.031          1.021                --
                                                       2004      1.000          1.031                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.975          1.086                --
                                                       2005      0.990          0.975                --
                                                       2004      1.000          0.990                --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.034          1.088                --
                                                       2005      1.024          1.034                --
                                                       2004      1.000          1.024                --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2009      1.051          1.200                --
                                                       2008      1.090          1.051                --
                                                       2007      1.079          1.090                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2009      0.847          0.954                --
                                                       2008      1.289          0.847                --
                                                       2007      1.245          1.289                --
                                                       2006      1.092          1.245                --
                                                       2005      1.000          1.092                --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2009      1.285          2.177                --
                                                       2008      3.168          1.285                --
                                                       2007      2.285          3.168                --
                                                       2006      1.732          2.285                --
                                                       2005      1.293          1.732                --
                                                       2004      1.000          1.293                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2009      0.908          1.006                --
                                                       2008      1.342          0.908                --
                                                       2007      1.371          1.342                --
                                                       2006      1.153          1.371                --
                                                       2005      1.123          1.153                --
                                                       2004      1.000          1.123                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.156          1.261                --
                                                       2006      0.996          1.156                --
                                                       2005      1.000          0.996                --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.234          1.551                --
                                                       2005      1.175          1.234                --
                                                       2004      1.000          1.175                --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2009      0.828          1.007                --
                                                       2008      1.296          0.828                --
                                                       2007      1.271          1.296                --
                                                       2006      1.122          1.271                --
                                                       2005      1.088          1.122                --
                                                       2004      1.000          1.088                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.720          0.716                --
                                                       2008      1.126          0.720             8,886
                                                       2007      1.133          1.126             8,706
                                                       2006      1.039          1.133               605
                                                       2005      1.000          1.039                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2009      0.727          1.133            21,698
                                                       2008      1.161          0.727                --
                                                       2007      1.130          1.161                --
                                                       2006      1.072          1.130                --
                                                       2005      1.083          1.072                --
                                                       2004      1.000          1.083                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.722          0.688                --
                                                       2008      1.232          0.722                --
                                                       2007      1.203          1.232                --
                                                       2006      1.080          1.203                --
                                                       2005      1.000          1.080                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2009      0.759          0.981         2,599,984
                                                       2008      1.202          0.759         2,778,453
                                                       2007      1.168          1.202         2,562,329
                                                       2006      1.065          1.168           981,528
                                                       2005      1.000          1.065                --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2009      0.775          0.992         1,553,320
                                                       2008      1.157          0.775         1,440,687
                                                       2007      1.124          1.157           313,774
                                                       2006      1.044          1.124            15,631
                                                       2005      1.000          1.044                --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.597          0.626                --
                                                       2008      1.203          0.597                --
                                                       2007      1.151          1.203                --
                                                       2006      1.084          1.151                --
                                                       2005      1.079          1.084                --
                                                       2004      1.000          1.079                --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      0.920          0.838                --
                                                       2008      1.723          0.920                --
                                                       2007      1.563          1.723                --
                                                       2006      1.310          1.563                --
                                                       2005      1.168          1.310                --
                                                       2004      1.000          1.168                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.864          1.053                --
                                                       2008      1.340          0.864                --
                                                       2007      1.307          1.340                --
                                                       2006      1.196          1.307                --
                                                       2005      1.142          1.196                --
                                                       2004      1.000          1.142                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.711          0.729                --
                                                       2008      1.184          0.711                --
                                                       2007      1.126          1.184                --
                                                       2006      1.125          1.126                --
                                                       2005      1.068          1.125                --
                                                       2004      1.000          1.068                --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2009      0.916          1.173                --
                                                       2008      1.527          0.916                --
                                                       2007      1.940          1.527                --
                                                       2006      1.460          1.940                --
                                                       2005      1.306          1.460                --
                                                       2004      1.000          1.306                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.078          1.262                --
                                                       2006      1.027          1.078                --
                                                       2005      1.009          1.027                --
                                                       2004      1.000          1.009                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.753          0.716                --
                                                       2008      1.250          0.753                --
                                                       2007      1.384          1.250                --
                                                       2006      1.246          1.384                --
                                                       2005      1.152          1.246                --
                                                       2004      1.000          1.152                --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.094          1.157                --
                                                       2005      1.106          1.094                --
                                                       2004      1.000          1.106                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.004          1.059                --
                                                       2008      1.169          1.004                --
                                                       2007      1.131          1.169                --
                                                       2006      1.094          1.131                --
                                                       2005      1.096          1.094                --
                                                       2004      1.000          1.096                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.237          1.226                --
                                                       2006      1.105          1.237                --
                                                       2005      1.084          1.105                --
                                                       2004      1.000          1.084                --




            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.75%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.147          1.218               --
                                                       2006      1.112          1.147               --
                                                       2005      1.052          1.112               --
                                                       2004      1.000          1.052               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.273          1.254               --
                                                       2007      1.198          1.273               --
                                                       2006      1.109          1.198               --
                                                       2005      1.063          1.109               --
                                                       2004      1.000          1.063               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2009      0.824          0.940               --
                                                       2008      1.162          0.824               --
                                                       2007      1.227          1.162               --
                                                       2006      1.077          1.227               --
                                                       2005      1.070          1.077               --
                                                       2004      1.000          1.070               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.707          0.987              937
                                                       2008      1.263          0.707            1,686
                                                       2007      1.167          1.263            1,686
                                                       2006      1.104          1.167            1,686
                                                       2005      1.083          1.104            1,686
                                                       2004      1.000          1.083               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      0.952          1.269            9,241
                                                       2008      1.641          0.952            9,241
                                                       2007      1.461          1.641            9,241
                                                       2006      1.236          1.461            9,241
                                                       2005      1.154          1.236            9,241
                                                       2004      1.000          1.154               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2009      0.681          0.890               --
                                                       2008      1.179          0.681               --
                                                       2007      1.234          1.179               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2009      0.727          0.868               --
                                                       2008      1.150          0.727               --
                                                       2007      1.155          1.150               --

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.743          0.935              948
                                                       2008      1.205          0.743            1,705
                                                       2007      1.268          1.205            1,705

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.217          1.271               --
                                                       2006      1.061          1.217            1,716
                                                       2005      1.000          1.061            1,716

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.150          1.178               --
                                                       2006      1.053          1.150               --
                                                       2005      1.051          1.053               --
                                                       2004      1.000          1.051               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.208          1.245               --
                                                       2006      1.121          1.208               --
                                                       2005      1.050          1.121               --
                                                       2004      1.000          1.050               --

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.649          0.863               --
                                                       2008      1.035          0.649               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.694          0.657               --
                                                       2008      1.246          0.694               --
                                                       2007      1.203          1.246               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      0.983          1.259               --
                                                       2008      1.754          0.983               --
                                                       2007      1.683          1.754               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2009      0.585          0.817               --
                                                       2008      1.112          0.585               --
                                                       2007      1.000          1.112               --
                                                       2006      1.000          1.000               --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2009      1.059          1.286            4,483

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2009      0.675          0.843               --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2009      1.036          1.012            7,693
                                                       2008      1.035          1.036           18,119
                                                       2007      1.013          1.035           18,148
                                                       2006      0.998          1.013           18,177

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2009      0.734          0.845               --
                                                       2008      0.972          0.734               --
                                                       2007      0.996          0.972               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2009      0.624          0.849               --
                                                       2008      1.079          0.624               --
                                                       2007      1.044          1.079               --
                                                       2006      0.996          1.044               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.993          0.998               --
                                                       2005      0.992          0.993           18,207
                                                       2004      1.000          0.992               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.066          1.110               --
                                                       2005      1.045          1.066               --
                                                       2004      1.000          1.045               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.295          1.404               --
                                                       2005      1.166          1.295               --
                                                       2004      1.000          1.166               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.024          1.052               --
                                                       2006      1.020          1.024            8,535
                                                       2005      1.030          1.020            8,535
                                                       2004      1.000          1.030               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.975          1.084               --
                                                       2005      0.990          0.975               --
                                                       2004      1.000          0.990               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.033          1.087               --
                                                       2005      1.024          1.033               --
                                                       2004      1.000          1.024               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2009      1.051          1.199            4,626
                                                       2008      1.090          1.051            8,323
                                                       2007      1.079          1.090            8,323

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2009      0.845          0.951              949
                                                       2008      1.288          0.845            1,708
                                                       2007      1.244          1.288            1,708
                                                       2006      1.092          1.244            1,708
                                                       2005      1.000          1.092            1,708

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2009      1.282          2.171              729
                                                       2008      3.162          1.282            1,311
                                                       2007      2.282          3.162            1,311
                                                       2006      1.731          2.282            1,311
                                                       2005      1.293          1.731            1,311
                                                       2004      1.000          1.293               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2009      0.906          1.004               --
                                                       2008      1.339          0.906               --
                                                       2007      1.370          1.339               --
                                                       2006      1.153          1.370               --
                                                       2005      1.123          1.153               --
                                                       2004      1.000          1.123               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.156          1.259               --
                                                       2006      0.996          1.156               --
                                                       2005      1.000          0.996               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.233          1.549               --
                                                       2005      1.175          1.233               --
                                                       2004      1.000          1.175               --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2009      0.826          1.004               --
                                                       2008      1.294          0.826               --
                                                       2007      1.270          1.294               --
                                                       2006      1.121          1.270               --
                                                       2005      1.088          1.121               --
                                                       2004      1.000          1.088               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.719          0.714               --
                                                       2008      1.124          0.719            8,716
                                                       2007      1.132          1.124            8,716
                                                       2006      1.039          1.132            8,716
                                                       2005      1.000          1.039            8,716

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2009      0.726          1.130               --
                                                       2008      1.159          0.726               --
                                                       2007      1.128          1.159               --
                                                       2006      1.071          1.128               --
                                                       2005      1.083          1.071               --
                                                       2004      1.000          1.083               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.721          0.687               --
                                                       2008      1.230          0.721               --
                                                       2007      1.203          1.230               --
                                                       2006      1.080          1.203               --
                                                       2005      1.000          1.080               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2009      0.758          0.978           65,353
                                                       2008      1.200          0.758           65,661
                                                       2007      1.167          1.200           64,465
                                                       2006      1.065          1.167           42,258
                                                       2005      1.000          1.065           35,696

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2009      0.774          0.990           63,304
                                                       2008      1.155          0.774           63,000
                                                       2007      1.124          1.155           64,173
                                                       2006      1.044          1.124           29,135
                                                       2005      1.000          1.044           24,183

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.596          0.625               --
                                                       2008      1.201          0.596               --
                                                       2007      1.149          1.201               --
                                                       2006      1.083          1.149               --
                                                       2005      1.079          1.083               --
                                                       2004      1.000          1.079               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      0.918          0.836               --
                                                       2008      1.720          0.918            1,584
                                                       2007      1.561          1.720            1,584
                                                       2006      1.309          1.561            1,584
                                                       2005      1.168          1.309            1,584
                                                       2004      1.000          1.168               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.862          1.051              828
                                                       2008      1.338          0.862            1,489
                                                       2007      1.306          1.338            1,489
                                                       2006      1.195          1.306            1,489
                                                       2005      1.141          1.195            1,489
                                                       2004      1.000          1.141               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.709          0.728               --
                                                       2008      1.182          0.709            1,664
                                                       2007      1.124          1.182            1,664
                                                       2006      1.124          1.124            1,664
                                                       2005      1.068          1.124            1,664
                                                       2004      1.000          1.068               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2009      0.914          1.170               --
                                                       2008      1.525          0.914               --
                                                       2007      1.937          1.525               --
                                                       2006      1.459          1.937               --
                                                       2005      1.305          1.459               --
                                                       2004      1.000          1.305               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.077          1.260               --
                                                       2006      1.026          1.077               --
                                                       2005      1.008          1.026               --
                                                       2004      1.000          1.008               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.751          0.714               --
                                                       2008      1.248          0.751               --
                                                       2007      1.382          1.248               --
                                                       2006      1.245          1.382               --
                                                       2005      1.151          1.245               --
                                                       2004      1.000          1.151               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.093          1.156               --
                                                       2005      1.106          1.093               --
                                                       2004      1.000          1.106               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.002          1.056               --
                                                       2008      1.167          1.002            8,066
                                                       2007      1.130          1.167            8,066
                                                       2006      1.093          1.130            8,066
                                                       2005      1.096          1.093            8,066
                                                       2004      1.000          1.096               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.236          1.224               --
                                                       2006      1.104          1.236               --
                                                       2005      1.084          1.104               --
                                                       2004      1.000          1.084               --




            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.85%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      0.986          1.046               --
                                                       2006      1.000          0.986               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.100          1.083               --
                                                       2007      1.036          1.100               --
                                                       2006      1.000          1.036               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2009      0.742          0.846               --
                                                       2008      1.047          0.742               --
                                                       2007      1.107          1.047               --
                                                       2006      1.000          1.107               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.601          0.838               --
                                                       2008      1.075          0.601               --
                                                       2007      0.994          1.075               --
                                                       2006      1.000          0.994               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      0.737          0.982               --
                                                       2008      1.272          0.737               --
                                                       2007      1.134          1.272               --
                                                       2006      1.000          1.134               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2009      0.577          0.752               --
                                                       2008      0.999          0.577               --
                                                       2007      1.046          0.999               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2009      0.683          0.813               --
                                                       2008      1.080          0.683               --
                                                       2007      1.085          1.080               --

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.664          0.835               --
                                                       2008      1.078          0.664               --
                                                       2007      1.135          1.078               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.102          1.150               --
                                                       2006      1.000          1.102               --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.068          1.093               --
                                                       2006      1.000          1.068               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.024          1.056               --
                                                       2006      1.000          1.024               --

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.611          0.812               --
                                                       2008      0.976          0.611               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.595          0.563               --
                                                       2008      1.069          0.595               --
                                                       2007      1.033          1.069               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      0.737          0.943               --
                                                       2008      1.316          0.737               --
                                                       2007      1.264          1.316               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2009      0.583          0.814               --
                                                       2008      1.110          0.583               --
                                                       2007      0.999          1.110               --
                                                       2006      1.000          0.999               --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2009      0.962          1.167               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2009      0.579          0.722               --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2009      1.039          1.014               --
                                                       2008      1.039          1.039               --
                                                       2007      1.018          1.039               --
                                                       2006      1.004          1.018               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2009      0.733          0.842               --
                                                       2008      0.971          0.733               --
                                                       2007      0.996          0.971               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2009      0.622          0.846               --
                                                       2008      1.077          0.622               --
                                                       2007      1.043          1.077               --
                                                       2006      0.996          1.043               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      1.000          1.004               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.000          1.005               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.000          1.033               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.005          1.032               --
                                                       2006      1.000          1.005               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      1.000          1.084               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.030               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2009      1.050          1.196               --
                                                       2008      1.089          1.050               --
                                                       2007      1.079          1.089               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2009      0.746          0.839               --
                                                       2008      1.138          0.746               --
                                                       2007      1.100          1.138               --
                                                       2006      1.000          1.100               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2009      0.662          1.120               --
                                                       2008      1.635          0.662               --
                                                       2007      1.181          1.635               --
                                                       2006      1.000          1.181               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2009      0.759          0.841               --
                                                       2008      1.124          0.759               --
                                                       2007      1.151          1.124               --
                                                       2006      1.000          1.151               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.107          1.205               --
                                                       2006      1.000          1.107               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.000          1.190               --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2009      0.714          0.867               --
                                                       2008      1.120          0.714               --
                                                       2007      1.100          1.120               --
                                                       2006      1.000          1.100               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.681          0.676               --
                                                       2008      1.066          0.681               --
                                                       2007      1.074          1.066               --
                                                       2006      1.000          1.074               --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2009      0.670          1.042               --
                                                       2008      1.071          0.670               --
                                                       2007      1.044          1.071               --
                                                       2006      1.000          1.044               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.640          0.610               --
                                                       2008      1.094          0.640               --
                                                       2007      1.070          1.094               --
                                                       2006      1.000          1.070               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2009      0.687          0.886          510,583
                                                       2008      1.090          0.687          526,974
                                                       2007      1.060          1.090          543,081
                                                       2006      1.000          1.060          206,206

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2009      0.721          0.922          832,159
                                                       2008      1.077          0.721          871,997
                                                       2007      1.049          1.077          906,855
                                                       2006      1.000          1.049          775,264

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.545          0.572               --
                                                       2008      1.101          0.545               --
                                                       2007      1.054          1.101               --
                                                       2006      1.000          1.054               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      0.658          0.599               --
                                                       2008      1.235          0.658               --
                                                       2007      1.122          1.235               --
                                                       2006      1.000          1.122               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.701          0.854               --
                                                       2008      1.089          0.701               --
                                                       2007      1.064          1.089               --
                                                       2006      1.000          1.064               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.619          0.635               --
                                                       2008      1.032          0.619               --
                                                       2007      0.983          1.032               --
                                                       2006      1.000          0.983               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2009      0.587          0.750               --
                                                       2008      0.979          0.587               --
                                                       2007      1.245          0.979               --
                                                       2006      1.000          1.245               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.004          1.174               --
                                                       2006      1.000          1.004               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.562          0.534               --
                                                       2008      0.934          0.562               --
                                                       2007      1.035          0.934               --
                                                       2006      1.000          1.035               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          0.986               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      0.911          0.959               --
                                                       2008      1.061          0.911               --
                                                       2007      1.028          1.061               --
                                                       2006      1.000          1.028               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.081          1.070               --
                                                       2006      1.000          1.081               --

            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.90%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      0.985          1.046               --
                                                       2006      1.000          0.985               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.099          1.082               --
                                                       2007      1.036          1.099               --
                                                       2006      1.000          1.036               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2009      0.741          0.844               --
                                                       2008      1.046          0.741               --
                                                       2007      1.107          1.046               --
                                                       2006      1.000          1.107               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.600          0.836               --
                                                       2008      1.074          0.600               --
                                                       2007      0.994          1.074               --
                                                       2006      1.000          0.994               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      0.736          0.980               --
                                                       2008      1.271          0.736               --
                                                       2007      1.133          1.271               --
                                                       2006      1.000          1.133               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2009      0.576          0.751               --
                                                       2008      0.998          0.576               --
                                                       2007      1.046          0.998               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2009      0.682          0.812               --
                                                       2008      1.079          0.682               --
                                                       2007      1.084          1.079               --

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/07)........................  2009      0.663          0.833               --
                                                       2008      1.077          0.663               --
                                                       2007      1.134          1.077               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.102          1.150               --
                                                       2006      1.000          1.102               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.067          1.093               --
                                                       2006      1.000          1.067               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.024          1.055               --
                                                       2006      1.000          1.024               --

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2009      0.610          0.811               --
                                                       2008      0.975          0.610               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.594          0.562               --
                                                       2008      1.068          0.594               --
                                                       2007      1.033          1.068               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      0.736          0.941               --
                                                       2008      1.315          0.736               --
                                                       2007      1.263          1.315               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2009      0.582          0.813               --
                                                       2008      1.109          0.582               --
                                                       2007      0.999          1.109               --
                                                       2006      1.000          0.999               --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2009      0.961          1.165               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2009      0.578          0.720               --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2009      1.037          1.012               --
                                                       2008      1.038          1.037               --
                                                       2007      1.017          1.038               --
                                                       2006      1.004          1.017               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2009      0.732          0.841               --
                                                       2008      0.971          0.732               --
                                                       2007      0.996          0.971               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2009      0.622          0.844               --
                                                       2008      1.077          0.622               --
                                                       2007      1.043          1.077               --
                                                       2006      0.996          1.043               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      1.000          1.004               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.000          1.005               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.000          1.033               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.005          1.031               --
                                                       2006      1.000          1.005               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      1.000          1.084               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.030               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2009      1.049          1.195               --
                                                       2008      1.089          1.049               --
                                                       2007      1.079          1.089               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2009      0.745          0.837               --
                                                       2008      1.137          0.745               --
                                                       2007      1.100          1.137               --
                                                       2006      1.000          1.100               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2009      0.661          1.118               --
                                                       2008      1.633          0.661               --
                                                       2007      1.180          1.633               --
                                                       2006      1.000          1.180               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2009      0.758          0.839               --
                                                       2008      1.123          0.758               --
                                                       2007      1.150          1.123               --
                                                       2006      1.000          1.150               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.106          1.204               --
                                                       2006      1.000          1.106               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.000          1.190               --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2009      0.713          0.866               --
                                                       2008      1.119          0.713               --
                                                       2007      1.099          1.119               --
                                                       2006      1.000          1.099               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.680          0.675               --
                                                       2008      1.065          0.680               --
                                                       2007      1.073          1.065               --
                                                       2006      1.000          1.073               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2009      0.669          1.040               --
                                                       2008      1.070          0.669               --
                                                       2007      1.043          1.070               --
                                                       2006      1.000          1.043               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.639          0.609               --
                                                       2008      1.093          0.639               --
                                                       2007      1.070          1.093               --
                                                       2006      1.000          1.070               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2009      0.686          0.885          118,832
                                                       2008      1.089          0.686          118,942
                                                       2007      1.060          1.089          119,036
                                                       2006      1.000          1.060          119,036

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2009      0.720          0.920               --
                                                       2008      1.076          0.720               --
                                                       2007      1.049          1.076               --
                                                       2006      1.000          1.049               --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.544          0.571               --
                                                       2008      1.100          0.544               --
                                                       2007      1.054          1.100               --
                                                       2006      1.000          1.054               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      0.657          0.598               --
                                                       2008      1.234          0.657               --
                                                       2007      1.121          1.234               --
                                                       2006      1.000          1.121               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.700          0.852               --
                                                       2008      1.088          0.700               --
                                                       2007      1.064          1.088               --
                                                       2006      1.000          1.064               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.618          0.634               --
                                                       2008      1.031          0.618               --
                                                       2007      0.982          1.031               --
                                                       2006      1.000          0.982               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2009      0.586          0.748               --
                                                       2008      0.978          0.586               --
                                                       2007      1.245          0.978               --
                                                       2006      1.000          1.245               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.003          1.173               --
                                                       2006      1.000          1.003               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.561          0.533               --
                                                       2008      0.933          0.561               --
                                                       2007      1.035          0.933               --
                                                       2006      1.000          1.035               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          0.986               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      0.909          0.958               --
                                                       2008      1.060          0.909               --
                                                       2007      1.028          1.060               --
                                                       2006      1.000          1.028               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.080          1.069               --
                                                       2006      1.000          1.080               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2009.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2009 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust -- Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 4/28/2008, AIM Variable Insurance Funds-AIM V.I. Mid Cap Core Equity Fund was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Strategic Income VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Global High Yield VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Ibbotson Aggressive Allocation VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Independence VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Small Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and Board of Directors of MetLife Insurance Company of Connecticut

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2009, the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 7 for each of the periods presented in the five year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2009, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights for each of the periods presented in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 31, 2010

This page is intentionally left blank.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

                                                                       ALLIANCEBERNSTEIN
                                                         ALGER CAPITAL   GLOBAL THEMATIC
                                      AIM V.I. UTILITIES  APPRECIATION            GROWTH AMERICAN FUNDS BOND
                                              SUBACCOUNT    SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                      ------------------ ------------- ----------------- -------------------
ASSETS:
  Investments at fair value                  $ 2,716,233   $ 4,100,549       $ 1,520,169         $ 8,185,030
  Due from MetLife Insurance
     Company of Connecticut                           --            --                --                  --
                                      ------------------ ------------- ----------------- -------------------
       Total Assets                            2,716,233     4,100,549         1,520,169           8,185,030
                                      ------------------ ------------- ----------------- -------------------
LIABILITIES:
  Other payables                                      --            --                --                  --
  Due to MetLife Insurance
     Company of Connecticut                           --            --                --                  --
                                      ------------------ ------------- ----------------- -------------------
       Total Liabilities                              --            --                --                  --
                                      ------------------ ------------- ----------------- -------------------
NET ASSETS                                   $ 2,716,233   $ 4,100,549       $ 1,520,169         $ 8,185,030
                                      ================== ============= ================= ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 2,716,233   $ 4,100,549       $ 1,520,169         $ 8,185,030
  Net assets from contracts in payout                 --            --                --                  --
                                      ------------------ ------------- ----------------- -------------------
       Total Net Assets                      $ 2,716,233   $ 4,100,549       $ 1,520,169         $ 8,185,030
                                      ================== ============= ================= ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                     AMERICAN FUNDS
                                      AMERICAN FUNDS   GLOBAL SMALL AMERICAN FUNDS AMERICAN FUNDS
                                       GLOBAL GROWTH CAPITALIZATION         GROWTH  GROWTH-INCOME
                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                      -------------- -------------- -------------- --------------
ASSETS:
  Investments at fair value            $ 212,149,219    $ 5,011,389  $ 421,186,273  $ 376,941,251
  Due from MetLife Insurance
     Company of Connecticut                       --             --             --             --
                                      -------------- -------------- -------------- --------------
       Total Assets                      212,149,219      5,011,389    421,186,273    376,941,251
                                      -------------- -------------- -------------- --------------
LIABILITIES:
  Other payables                                  --             --             --             --
  Due to MetLife Insurance
     Company of Connecticut                       --             --             --             --
                                      -------------- -------------- -------------- --------------
       Total Liabilities                          --             --             --             --
                                      -------------- -------------- -------------- --------------
NET ASSETS                             $ 212,149,219    $ 5,011,389  $ 421,186,273  $ 376,941,251
                                      ============== ============== ============== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 212,117,741    $ 5,011,389  $ 421,139,926  $ 376,910,205
  Net assets from contracts in payout         31,478             --         46,347         31,046
                                      -------------- -------------- -------------- --------------
       Total Net Assets                $ 212,149,219    $ 5,011,389  $ 421,186,273  $ 376,941,251
                                      ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

 CREDIT SUISSE TRUST
INTERNATIONAL EQUITY DELAWARE VIP SMALL   DREYFUS SOCIALLY DWSI CAPITAL   DWSI GLOBAL
            FLEX III          CAP VALUE RESPONSIBLE GROWTH       GROWTH OPPORTUNITIES DWSI HEALTH CARE
          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT   SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
-------------------- ------------------ ------------------ ------------ ------------- ----------------
         $ 1,116,134       $ 21,004,334          $ 639,903 $ 10,469,508   $ 4,150,504      $ 3,035,975
                  --                 --                 --           --            --               --
-------------------- ------------------ ------------------ ------------ ------------- ----------------
           1,116,134         21,004,334            639,903   10,469,508     4,150,504        3,035,975
-------------------- ------------------ ------------------ ------------ ------------- ----------------
                  --                 --                 --           --            --               --
                  --                 --                 --           --            --               --
-------------------- ------------------ ------------------ ------------ ------------- ----------------
                  --                 --                 --           --            --               --
-------------------- ------------------ ------------------ ------------ ------------- ----------------
         $ 1,116,134       $ 21,004,334          $ 639,903 $ 10,469,508   $ 4,150,504      $ 3,035,975
==================== ================== ================== ============ ============= ================
         $ 1,116,134       $ 21,000,419          $ 639,903 $ 10,469,508   $ 4,150,504      $ 3,035,975
                  --              3,915                 --           --            --               --
-------------------- ------------------ ------------------ ------------ ------------- ----------------
         $ 1,116,134       $ 21,004,334          $ 639,903 $ 10,469,508   $ 4,150,504      $ 3,035,975
==================== ================== ================== ============ ============= ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      DWSII GOVERNMENT & DWSII DREMAN SMALL DWSII GLOBAL
                                       AGENCY SECURITIES      MID CAP VALUE     THEMATIC DWSII TECHNOLOGY
                                              SUBACCOUNT         SUBACCOUNT   SUBACCOUNT       SUBACCOUNT
                                      ------------------ ------------------ ------------ ----------------
ASSETS:
  Investments at fair value                  $ 6,311,542       $ 10,898,028  $ 5,030,435      $ 2,585,299
  Due from MetLife Insurance
     Company of Connecticut                           --                 --           --               --
                                      ------------------ ------------------ ------------ ----------------
       Total Assets                            6,311,542         10,898,028    5,030,435        2,585,299
                                      ------------------ ------------------ ------------ ----------------
LIABILITIES:
  Other payables                                      --                 --           --               --
  Due to MetLife Insurance
     Company of Connecticut                           --                 --           --               --
                                      ------------------ ------------------ ------------ ----------------
       Total Liabilities                              --                 --           --               --
                                      ------------------ ------------------ ------------ ----------------
NET ASSETS                                   $ 6,311,542       $ 10,898,028  $ 5,030,435      $ 2,585,299
                                      ================== ================== ============ ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 6,311,542       $ 10,898,028  $ 5,030,435      $ 2,585,299
  Net assets from contracts in payout                 --                 --           --               --
                                      ------------------ ------------------ ------------ ----------------
       Total Net Assets                      $ 6,311,542       $ 10,898,028  $ 5,030,435      $ 2,585,299
                                      ================== ================== ============ ================

The accompanying notes are an integral part of these financial statements.

                 FIDELITY VIP
 FIDELITY VIP DYNAMIC CAPITAL  FIDELITY VIP FIDELITY VIP HIGH                        FTVIPT FRANKLIN
   CONTRAFUND    APPRECIATION EQUITY-INCOME            INCOME FIDELITY VIP MID CAP INCOME SECURITIES
   SUBACCOUNT      SUBACCOUNT    SUBACCOUNT        SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
------------- --------------- ------------- ----------------- -------------------- -----------------
$ 257,127,712     $ 2,578,968 $ 240,102,941      $ 31,480,724        $ 298,753,019      $ 41,814,022
           --              --            --                --                   --                --
------------- --------------- ------------- ----------------- -------------------- -----------------
  257,127,712       2,578,968   240,102,941        31,480,724          298,753,019        41,814,022
------------- --------------- ------------- ----------------- -------------------- -----------------
           --              --            --                --                   --                --
           --              --            --                --                   --                --
------------- --------------- ------------- ----------------- -------------------- -----------------
           --              --            --                --                   --                --
------------- --------------- ------------- ----------------- -------------------- -----------------
$ 257,127,712     $ 2,578,968 $ 240,102,941      $ 31,480,724        $ 298,753,019      $ 41,814,022
============= =============== ============= ================= ==================== =================
$ 257,053,405     $ 2,578,968 $ 239,691,431      $ 31,436,585        $ 298,610,102      $ 41,603,143
       74,307              --       411,510            44,139              142,917           210,879
------------- --------------- ------------- ----------------- -------------------- -----------------
$ 257,127,712     $ 2,578,968 $ 240,102,941      $ 31,480,724        $ 298,753,019      $ 41,814,022
============= =============== ============= ================= ==================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                       FTVIPT FRANKLIN   FTVIPT FRANKLIN                     FTVIPT TEMPLETON
                                      RISING DIVIDENDS     SMALL-MID CAP     FTVIPT MUTUAL DEVELOPING MARKETS
                                            SECURITIES GROWTH SECURITIES SHARES SECURITIES         SECURITIES
                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                      ---------------- ----------------- ----------------- ------------------
ASSETS:
  Investments at fair value               $ 21,564,888      $ 44,113,405      $ 50,121,663       $ 31,239,521
  Due from MetLife Insurance
     Company of Connecticut                         --                --                --                 --
                                      ---------------- ----------------- ----------------- ------------------
       Total Assets                         21,564,888        44,113,405        50,121,663         31,239,521
                                      ---------------- ----------------- ----------------- ------------------
LIABILITIES:
  Other payables                                    --                --                --                 --
  Due to MetLife Insurance
     Company of Connecticut                         --                --                --                 --
                                      ---------------- ----------------- ----------------- ------------------
       Total Liabilities                            --                --                --                 --
                                      ---------------- ----------------- ----------------- ------------------
NET ASSETS                                $ 21,564,888      $ 44,113,405      $ 50,121,663       $ 31,239,521
                                      ================ ================= ================= ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 21,564,888      $ 44,113,405      $ 50,121,663       $ 31,233,812
  Net assets from contracts in payout               --                --                --              5,709
                                      ---------------- ----------------- ----------------- ------------------
       Total Net Assets                   $ 21,564,888      $ 44,113,405      $ 50,121,663       $ 31,239,521
                                      ================ ================= ================= ==================

The accompanying notes are an integral part of these financial statements.

  FTVIPT TEMPLETON  FTVIPT TEMPLETON  JANUS ASPEN JANUS ASPEN GLOBAL JANUS ASPEN GLOBAL
FOREIGN SECURITIES GROWTH SECURITIES   ENTERPRISE      LIFE SCIENCES         TECHNOLOGY JANUS ASPEN OVERSEAS
        SUBACCOUNT        SUBACCOUNT   SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
------------------ ----------------- ------------ ------------------ ------------------ --------------------
     $ 144,240,071      $ 30,735,098 $ 17,035,938        $ 4,409,682        $ 7,376,909         $ 79,311,828
                --                --           --                 --                 --                   15
------------------ ----------------- ------------ ------------------ ------------------ --------------------
       144,240,071        30,735,098   17,035,938          4,409,682          7,376,909           79,311,843
------------------ ----------------- ------------ ------------------ ------------------ --------------------
                --                --           --                 --                 --                   --
                --                --           --                 --                 --                   --
------------------ ----------------- ------------ ------------------ ------------------ --------------------
                --                --           --                 --                 --                   --
------------------ ----------------- ------------ ------------------ ------------------ --------------------
     $ 144,240,071      $ 30,735,098 $ 17,035,938        $ 4,409,682        $ 7,376,909         $ 79,311,843
================== ================= ============ ================== ================== ====================
     $ 144,217,200      $ 30,735,098 $ 17,035,938        $ 4,409,682        $ 7,376,909         $ 79,216,196
            22,871                --           --                 --                 --               95,647
------------------ ----------------- ------------ ------------------ ------------------ --------------------
     $ 144,240,071      $ 30,735,098 $ 17,035,938        $ 4,409,682        $ 7,376,909         $ 79,311,843
================== ================= ============ ================== ================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                               LMPVET               LMPVET
                                                                         BATTERYMARCH CLEARBRIDGE VARIABLE
                                      JANUS ASPEN PERKINS JANUS ASPEN VARIABLE GLOBAL        EQUITY INCOME
                                            MID CAP VALUE   WORLDWIDE          EQUITY              BUILDER
                                               SUBACCOUNT  SUBACCOUNT      SUBACCOUNT           SUBACCOUNT
                                      ------------------- ----------- --------------- --------------------
ASSETS:
  Investments at fair value                   $ 2,453,292 $ 1,081,304    $ 39,277,028        $ 137,170,499
  Due from MetLife Insurance
     Company of Connecticut                            --          --              --                   --
                                      ------------------- ----------- --------------- --------------------
       Total Assets                             2,453,292   1,081,304      39,277,028          137,170,499
                                      ------------------- ----------- --------------- --------------------
LIABILITIES:
  Other payables                                       --          --              --                   --
  Due to MetLife Insurance
     Company of Connecticut                            --          --              --                   18
                                      ------------------- ----------- --------------- --------------------
       Total Liabilities                               --          --              --                   18
                                      ------------------- ----------- --------------- --------------------
NET ASSETS                                    $ 2,453,292 $ 1,081,304    $ 39,277,028        $ 137,170,481
                                      =================== =========== =============== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units          $ 2,453,292 $ 1,081,304    $ 39,277,028        $ 137,129,590
  Net assets from contracts in payout                  --          --              --               40,891
                                      ------------------- ----------- --------------- --------------------
       Total Net Assets                       $ 2,453,292 $ 1,081,304    $ 39,277,028        $ 137,170,481
                                      =================== =========== =============== ====================

The accompanying notes are an integral part of these financial statements.

              LMPVET               LMPVET               LMPVET               LMPVET               LMPVET               LMPVET
CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE
   AGGRESSIVE GROWTH         APPRECIATION              CAPITAL    DIVIDEND STRATEGY    FUNDAMENTAL VALUE            INVESTORS
          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
       $ 486,236,715        $ 463,631,866        $ 110,062,798         $ 39,911,756        $ 494,512,287        $ 172,680,085
                  --                   --                   --                   --                   --                   --
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
         486,236,715          463,631,866          110,062,798           39,911,756          494,512,287          172,680,085
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
                  --                   --                   --                   --                  223                   --
                  --                  261                   --                   --                   --                   --
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
                  --                  261                   --                   --                  223                   --
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
       $ 486,236,715        $ 463,631,605        $ 110,062,798         $ 39,911,756        $ 494,512,064        $ 172,680,085
==================== ==================== ==================== ==================== ==================== ====================
       $ 486,006,931        $ 463,615,230        $ 110,061,133         $ 39,911,756        $ 494,406,780        $ 172,632,438
             229,784               16,375                1,665                   --              105,284               47,647
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
       $ 486,236,715        $ 463,631,605        $ 110,062,798         $ 39,911,756        $ 494,512,064        $ 172,680,085
==================== ==================== ==================== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                                                             LMPVET GLOBAL
                                                    LMPVET               LMPVET               LMPVET     CURRENTS VARIABLE
                                      CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE INTERNATIONAL ALL CAP
                                          LARGE CAP GROWTH         MID CAP CORE     SMALL CAP GROWTH           OPPORTUNITY
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                      -------------------- -------------------- -------------------- ---------------------
ASSETS:
  Investments at fair value                  $ 137,942,475         $ 62,841,873         $ 68,494,048          $ 72,976,986
  Due from MetLife Insurance
     Company of Connecticut                             --                   --                   --                    --
                                      -------------------- -------------------- -------------------- ---------------------
       Total Assets                            137,942,475           62,841,873           68,494,048            72,976,986
                                      -------------------- -------------------- -------------------- ---------------------
LIABILITIES:
  Other payables                                        --                   --                   --                    --
  Due to MetLife Insurance
     Company of Connecticut                             --                   --                   --                    --
                                      -------------------- -------------------- -------------------- ---------------------
       Total Liabilities                                --                   --                   --                    --
                                      -------------------- -------------------- -------------------- ---------------------
NET ASSETS                                   $ 137,942,475         $ 62,841,873         $ 68,494,048          $ 72,976,986
                                      ==================== ==================== ==================== =====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 137,928,286         $ 62,830,807         $ 68,485,037          $ 72,928,215
  Net assets from contracts in payout               14,189               11,066                9,011                48,771
                                      -------------------- -------------------- -------------------- ---------------------
       Total Net Assets                      $ 137,942,475         $ 62,841,873         $ 68,494,048          $ 72,976,986
                                      ==================== ==================== ==================== =====================

The accompanying notes are an integral part of these financial statements.

                                                                      LMPVIT WESTERN        LMPVIT WESTERN
LMPVET INVESTMENT                                                     ASSET VARIABLE        ASSET VARIABLE
 COUNSEL VARIABLE LMPVET LIFESTYLE LMPVET LIFESTYLE LMPVET LIFESTYLE ADJUSTABLE RATE DIVERSIFIED STRATEGIC
 SOCIAL AWARENESS   ALLOCATION 50%   ALLOCATION 70%   ALLOCATION 85%          INCOME                INCOME
       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT            SUBACCOUNT
----------------- ---------------- ---------------- ---------------- --------------- ---------------------
     $ 55,656,183    $ 104,008,687     $ 57,089,042     $ 34,156,185    $ 17,529,423          $ 34,599,462
               --               --               --               --              --                    --
----------------- ---------------- ---------------- ---------------- --------------- ---------------------
       55,656,183      104,008,687       57,089,042       34,156,185      17,529,423            34,599,462
----------------- ---------------- ---------------- ---------------- --------------- ---------------------
               --               --               --               --              --                    --
               --               --               --               --              --                    --
----------------- ---------------- ---------------- ---------------- --------------- ---------------------
               --               --               --               --              --                    --
----------------- ---------------- ---------------- ---------------- --------------- ---------------------
     $ 55,656,183    $ 104,008,687     $ 57,089,042     $ 34,156,185    $ 17,529,423          $ 34,599,462
================= ================ ================ ================ =============== =====================
     $ 55,656,183    $ 103,962,228     $ 57,089,042     $ 34,156,185    $ 17,494,841          $ 34,599,462
               --           46,459               --               --          34,582                    --
----------------- ---------------- ---------------- ---------------- --------------- ---------------------
     $ 55,656,183    $ 104,008,687     $ 57,089,042     $ 34,156,185    $ 17,529,423          $ 34,599,462
================= ================ ================ ================ =============== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                             LMPVIT WESTERN      LMPVIT WESTERN       LMPVIT WESTERN LMPVIT WESTERN
                                      ASSET VARIABLE GLOBAL ASSET VARIABLE HIGH ASSET VARIABLE MONEY ASSET VARIABLE
                                            HIGH YIELD BOND              INCOME               MARKET STRATEGIC BOND
                                                 SUBACCOUNT          SUBACCOUNT           SUBACCOUNT     SUBACCOUNT
                                      --------------------- ------------------- -------------------- --------------
ASSETS:
  Investments at fair value                    $ 14,895,212       $ 151,238,219        $ 235,550,647   $ 34,243,010
  Due from MetLife Insurance
     Company of Connecticut                              --                  --                   --             --
                                      --------------------- ------------------- -------------------- --------------
       Total Assets                              14,895,212         151,238,219          235,550,647     34,243,010
                                      --------------------- ------------------- -------------------- --------------
LIABILITIES:
  Other payables                                         --                  --                   --             --
  Due to MetLife Insurance
     Company of Connecticut                              --                  --                   --             --
                                      --------------------- ------------------- -------------------- --------------
       Total Liabilities                                 --                  --                   --             --
                                      --------------------- ------------------- -------------------- --------------
NET ASSETS                                     $ 14,895,212       $ 151,238,219        $ 235,550,647   $ 34,243,010
                                      ===================== =================== ==================== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units           $ 14,895,212       $ 151,196,921        $ 235,544,915   $ 34,243,010
  Net assets from contracts in payout                    --              41,298                5,732             --
                                      --------------------- ------------------- -------------------- --------------
       Total Net Assets                        $ 14,895,212       $ 151,238,219        $ 235,550,647   $ 34,243,010
                                      ===================== =================== ==================== ==============

The accompanying notes are an integral part of these financial statements.

 MIST AMERICAN MIST AMERICAN  MIST AMERICAN
FUNDS BALANCED  FUNDS GROWTH FUNDS MODERATE MIST BATTERYMARCH MIST BLACKROCK MIST BLACKROCK
    ALLOCATION    ALLOCATION     ALLOCATION GROWTH AND INCOME     HIGH YIELD LARGE CAP CORE
    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-------------- ------------- -------------- ----------------- -------------- --------------
     $ 966,059     $ 733,008      $ 628,194     $ 261,765,961  $ 105,877,776   $ 56,574,643
            --            --             --                --             --             --
-------------- ------------- -------------- ----------------- -------------- --------------
       966,059       733,008        628,194       261,765,961    105,877,776     56,574,643
-------------- ------------- -------------- ----------------- -------------- --------------
            --            --             --                --             --             --
            --            --             --                --             --             --
-------------- ------------- -------------- ----------------- -------------- --------------
            --            --             --                --             --             --
-------------- ------------- -------------- ----------------- -------------- --------------
     $ 966,059     $ 733,008      $ 628,194     $ 261,765,961  $ 105,877,776   $ 56,574,643
============== ============= ============== ================= ============== ==============
     $ 966,059     $ 733,008      $ 628,194     $ 259,044,903  $ 105,825,470   $ 56,573,041
            --            --             --         2,721,058         52,306          1,602
-------------- ------------- -------------- ----------------- -------------- --------------
     $ 966,059     $ 733,008      $ 628,194     $ 261,765,961  $ 105,877,776   $ 56,574,643
============== ============= ============== ================= ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                              MIST HARRIS
                                      MIST CLARION GLOBAL MIST DREMAN SMALL       OAKMARK
                                              REAL ESTATE         CAP VALUE INTERNATIONAL MIST JANUS FORTY
                                               SUBACCOUNT        SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                      ------------------- ----------------- ------------- ----------------
ASSETS:
  Investments at fair value                  $ 84,648,075      $ 13,676,299  $ 86,620,909    $ 617,906,720
  Due from MetLife Insurance
     Company of Connecticut                            --                --            --               --
                                      ------------------- ----------------- ------------- ----------------
       Total Assets                            84,648,075        13,676,299    86,620,909      617,906,720
                                      ------------------- ----------------- ------------- ----------------
LIABILITIES:
  Other payables                                       --                --            --               --
  Due to MetLife Insurance
     Company of Connecticut                            --                --            --               --
                                      ------------------- ----------------- ------------- ----------------
       Total Liabilities                               --                --            --               --
                                      ------------------- ----------------- ------------- ----------------
NET ASSETS                                   $ 84,648,075      $ 13,676,299  $ 86,620,909    $ 617,906,720
                                      =================== ================= ============= ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 84,633,805      $ 13,648,966  $ 86,610,404    $ 617,327,364
  Net assets from contracts in payout              14,270            27,333        10,505          579,356
                                      ------------------- ----------------- ------------- ----------------
       Total Net Assets                      $ 84,648,075      $ 13,676,299  $ 86,620,909    $ 617,906,720
                                      =================== ================= ============= ================

The accompanying notes are an integral part of these financial statements.

                 MIST LEGG MASON
 MIST LAZARD PARTNERS AGGRESSIVE MIST LEGG MASON MIST LOOMIS SAYLES MIST LORD ABBETT  MIST LORD ABBETT
     MID CAP              GROWTH    VALUE EQUITY     GLOBAL MARKETS   BOND DEBENTURE GROWTH AND INCOME
  SUBACCOUNT          SUBACCOUNT      SUBACCOUNT         SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
------------ ------------------- --------------- ------------------ ---------------- -----------------
$ 90,411,267           $ 138,656     $ 4,295,464      $ 166,789,133     $ 70,758,842     $ 149,934,901
          --                  --              --                 --               --                --
------------ ------------------- --------------- ------------------ ---------------- -----------------
  90,411,267             138,656       4,295,464        166,789,133       70,758,842       149,934,901
------------ ------------------- --------------- ------------------ ---------------- -----------------
          --                  --              --                 --               --                --
          --                  --              --                 --               --                --
------------ ------------------- --------------- ------------------ ---------------- -----------------
          --                  --              --                 --               --                --
------------ ------------------- --------------- ------------------ ---------------- -----------------
$ 90,411,267           $ 138,656     $ 4,295,464      $ 166,789,133     $ 70,758,842     $ 149,934,901
============ =================== =============== ================== ================ =================
$ 90,400,718           $ 138,656     $ 4,295,464      $ 166,527,219     $ 70,753,841     $ 149,928,242
      10,549                  --              --            261,914            5,001             6,659
------------ ------------------- --------------- ------------------ ---------------- -----------------
$ 90,411,267           $ 138,656     $ 4,295,464      $ 166,789,133     $ 70,758,842     $ 149,934,901
============ =================== =============== ================== ================ =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      MIST LORD ABBETT     MIST MET/AIM MIST MET/FRANKLIN      MIST METLIFE
                                         MID CAP VALUE SMALL CAP GROWTH     MUTUAL SHARES BALANCED STRATEGY
                                            SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                      ---------------- ---------------- ----------------- -----------------
ASSETS:
  Investments at fair value               $ 56,795,766      $ 8,271,522         $ 530,058      $ 24,265,282
  Due from MetLife Insurance
     Company of Connecticut                         --               --                --                --
                                      ---------------- ---------------- ----------------- -----------------
       Total Assets                         56,795,766        8,271,522           530,058        24,265,282
                                      ---------------- ---------------- ----------------- -----------------
LIABILITIES:
  Other payables                                    --               --                --                --
  Due to MetLife Insurance
     Company of Connecticut                         --               --                --                --
                                      ---------------- ---------------- ----------------- -----------------
       Total Liabilities                            --               --                --                --
                                      ---------------- ---------------- ----------------- -----------------
NET ASSETS                                $ 56,795,766      $ 8,271,522         $ 530,058      $ 24,265,282
                                      ================ ================ ================= =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 56,775,028      $ 8,271,522         $ 530,058      $ 24,265,282
  Net assets from contracts in payout           20,738               --                --                --
                                      ---------------- ---------------- ----------------- -----------------
       Total Net Assets                   $ 56,795,766      $ 8,271,522         $ 530,058      $ 24,265,282
                                      ================ ================ ================= =================

The accompanying notes are an integral part of these financial statements.

                                                                                                    MIST PIMCO
   MIST METLIFE      MIST METLIFE MIST MFS EMERGING MIST MFS RESEARCH     MIST OPPENHEIMER INFLATION PROTECTED
GROWTH STRATEGY MODERATE STRATEGY    MARKETS EQUITY     INTERNATIONAL CAPITAL APPRECIATION                BOND
     SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
--------------- ----------------- ----------------- ----------------- -------------------- -------------------
   $ 23,350,459      $ 14,418,041     $ 106,330,059      $ 77,964,871        $ 351,416,197       $ 104,939,462
             --                --                --                --                   --                  --
--------------- ----------------- ----------------- ----------------- -------------------- -------------------
     23,350,459        14,418,041       106,330,059        77,964,871          351,416,197         104,939,462
--------------- ----------------- ----------------- ----------------- -------------------- -------------------
             --                --                --                --                   --                  --
             --                --                --                --                   --                  --
--------------- ----------------- ----------------- ----------------- -------------------- -------------------
             --                --                --                --                   --                  --
--------------- ----------------- ----------------- ----------------- -------------------- -------------------
   $ 23,350,459      $ 14,418,041     $ 106,330,059      $ 77,964,871        $ 351,416,197       $ 104,939,462
=============== ================= ================= ================= ==================== ===================
   $ 23,350,459      $ 14,418,041     $ 106,317,486      $ 77,958,068        $ 351,183,151       $ 104,775,268
             --                --            12,573             6,803              233,046             164,194
--------------- ----------------- ----------------- ----------------- -------------------- -------------------
   $ 23,350,459      $ 14,418,041     $ 106,330,059      $ 77,964,871        $ 351,416,197       $ 104,939,462
=============== ================= ================= ================= ==================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      MIST PIMCO TOTAL                       MIST PIONEER MIST SSGA GROWTH
                                                RETURN MIST PIONEER FUND STRATEGIC INCOME   AND INCOME ETF
                                            SUBACCOUNT        SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                      ---------------- ----------------- ---------------- ----------------
ASSETS:
  Investments at fair value              $ 437,011,528      $ 48,615,076    $ 249,602,835    $ 122,341,279
  Due from MetLife Insurance
     Company of Connecticut                         --                --               --               --
                                      ---------------- ----------------- ---------------- ----------------
       Total Assets                        437,011,528        48,615,076      249,602,835      122,341,279
                                      ---------------- ----------------- ---------------- ----------------
LIABILITIES:
  Other payables                                    --                --               --               --
  Due to MetLife Insurance
     Company of Connecticut                         --                --               --               --
                                      ---------------- ----------------- ---------------- ----------------
       Total Liabilities                            --                --               --               --
                                      ---------------- ----------------- ---------------- ----------------
NET ASSETS                               $ 437,011,528      $ 48,615,076    $ 249,602,835    $ 122,341,279
                                      ================ ================= ================ ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 436,801,371      $ 48,581,479    $ 249,516,409    $ 122,341,279
  Net assets from contracts in payout          210,157            33,597           86,426               --
                                      ---------------- ----------------- ---------------- ----------------
       Total Net Assets                  $ 437,011,528      $ 48,615,076    $ 249,602,835    $ 122,341,279
                                      ================ ================= ================ ================

The accompanying notes are an integral part of these financial statements.

MIST SSGA GROWTH MIST T. ROWE PRICE MIST THIRD AVENUE MIST TURNER MID MIST VAN KAMPEN MIST VAN KAMPEN
             ETF     MID CAP GROWTH   SMALL CAP VALUE      CAP GROWTH        COMSTOCK  MID CAP GROWTH
      SUBACCOUNT         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------------- ------------------ ----------------- --------------- --------------- ---------------
   $ 148,328,139        $ 2,536,266     $ 149,634,615     $ 3,118,333   $ 237,036,843    $ 17,892,218
              --                 --                --              --              --              --
---------------- ------------------ ----------------- --------------- --------------- ---------------
     148,328,139          2,536,266       149,634,615       3,118,333     237,036,843      17,892,218
---------------- ------------------ ----------------- --------------- --------------- ---------------
              --                 --                --              --              --              --
              --                 --                --              --              --              --
---------------- ------------------ ----------------- --------------- --------------- ---------------
              --                 --                --              --              --              --
---------------- ------------------ ----------------- --------------- --------------- ---------------
   $ 148,328,139        $ 2,536,266     $ 149,634,615     $ 3,118,333   $ 237,036,843    $ 17,892,218
================ ================== ================= =============== =============== ===============
   $ 148,328,139        $ 2,536,266     $ 149,508,978     $ 3,118,333   $ 237,005,963    $ 17,892,218
              --                 --           125,637              --          30,880              --
---------------- ------------------ ----------------- --------------- --------------- ---------------
   $ 148,328,139        $ 2,536,266     $ 149,634,615     $ 3,118,333   $ 237,036,843    $ 17,892,218
================ ================== ================= =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                                                MSF BARCLAYS
                                             MORGAN STANLEY  MORGAN STANLEY MORGAN STANLEY CAPITAL AGGREGATE
                                      CAPITAL OPPORTUNITIES DIVIDEND GROWTH  S&P 500 INDEX        BOND INDEX
                                                 SUBACCOUNT      SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                      --------------------- --------------- -------------- -----------------
ASSETS:
  Investments at fair value                     $ 1,228,624     $ 2,276,427    $ 7,067,118     $ 124,909,151
  Due from MetLife Insurance
     Company of Connecticut                              --              --             --                --
                                      --------------------- --------------- -------------- -----------------
       Total Assets                               1,228,624       2,276,427      7,067,118       124,909,151
                                      --------------------- --------------- -------------- -----------------
LIABILITIES:
  Other payables                                         --              --             --                --
  Due to MetLife Insurance
     Company of Connecticut                              --              --             --                --
                                      --------------------- --------------- -------------- -----------------
       Total Liabilities                                 --              --             --                --
                                      --------------------- --------------- -------------- -----------------
NET ASSETS                                      $ 1,228,624     $ 2,276,427    $ 7,067,118     $ 124,909,151
                                      ===================== =============== ============== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units            $ 1,228,624     $ 2,276,427    $ 7,067,118     $ 124,594,500
  Net assets from contracts in payout                    --              --             --           314,651
                                      --------------------- --------------- -------------- -----------------
       Total Net Assets                         $ 1,228,624     $ 2,276,427    $ 7,067,118     $ 124,909,151
                                      ===================== =============== ============== =================

The accompanying notes are an integral part of these financial statements.

                                                                      MSF BLACKROCK
    MSF BLACKROCK MSF BLACKROCK BOND MSF BLACKROCK   MSF BLACKROCK LEGACY LARGE CAP MSF BLACKROCK
AGGRESSIVE GROWTH             INCOME   DIVERSIFIED LARGE CAP VALUE           GROWTH  MONEY MARKET
       SUBACCOUNT         SUBACCOUNT    SUBACCOUNT      SUBACCOUNT       SUBACCOUNT    SUBACCOUNT
----------------- ------------------ ------------- --------------- ---------------- -------------
    $ 118,461,145      $ 310,155,879 $ 281,893,639    $ 19,257,470    $ 269,927,201 $ 335,600,196
               --                 --            --              --               --            13
----------------- ------------------ ------------- --------------- ---------------- -------------
      118,461,145        310,155,879   281,893,639      19,257,470      269,927,201   335,600,209
----------------- ------------------ ------------- --------------- ---------------- -------------
               --                 --            --              --               --            --
               --                 --            --              --               --            --
----------------- ------------------ ------------- --------------- ---------------- -------------
               --                 --            --              --               --            --
----------------- ------------------ ------------- --------------- ---------------- -------------
    $ 118,461,145      $ 310,155,879 $ 281,893,639    $ 19,257,470    $ 269,927,201 $ 335,600,209
================= ================== ============= =============== ================ =============
    $ 118,452,604      $ 309,950,479 $ 281,246,197    $ 19,257,470    $ 269,724,975 $ 335,439,296
            8,541            205,400       647,442              --          202,226       160,913
----------------- ------------------ ------------- --------------- ---------------- -------------
    $ 118,461,145      $ 310,155,879 $ 281,893,639    $ 19,257,470    $ 269,927,201 $ 335,600,209
================= ================== ============= =============== ================ =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      MSF DAVIS VENTURE  MSF FI VALUE                     MSF LOOMIS SAYLES
                                                  VALUE       LEADERS MSF JENNISON GROWTH    SMALL CAP CORE
                                             SUBACCOUNT    SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                      ----------------- ------------- ------------------- -----------------
ASSETS:
  Investments at fair value                $ 49,036,833 $ 103,755,815        $ 61,763,702         $ 325,388
  Due from MetLife Insurance
     Company of Connecticut                          --            --                  --                --
                                      ----------------- ------------- ------------------- -----------------
       Total Assets                          49,036,833   103,755,815          61,763,702           325,388
                                      ----------------- ------------- ------------------- -----------------
LIABILITIES:
  Other payables                                     --            --                  --                --
  Due to MetLife Insurance
     Company of Connecticut                          --            --                  --                --
                                      ----------------- ------------- ------------------- -----------------
       Total Liabilities                             --            --                  --                --
                                      ----------------- ------------- ------------------- -----------------
NET ASSETS                                 $ 49,036,833 $ 103,755,815        $ 61,763,702         $ 325,388
                                      ================= ============= =================== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 49,021,283 $ 103,754,483        $ 61,763,702         $ 325,388
  Net assets from contracts in payout            15,550         1,332                  --                --
                                      ----------------- ------------- ------------------- -----------------
       Total Net Assets                    $ 49,036,833 $ 103,755,815        $ 61,763,702         $ 325,388
                                      ================= ============= =================== =================

The accompanying notes are an integral part of these financial statements.

MSF MET/DIMENSIONAL                        MSF METLIFE         MSF METLIFE
INTERNATIONAL SMALL           MSF METLIFE CONSERVATIVE     CONSERVATIVE TO MSF METLIFE MID         MSF METLIFE
            COMPANY AGGRESSIVE ALLOCATION   ALLOCATION MODERATE ALLOCATION CAP STOCK INDEX MODERATE ALLOCATION
         SUBACCOUNT            SUBACCOUNT   SUBACCOUNT          SUBACCOUNT      SUBACCOUNT          SUBACCOUNT
------------------- --------------------- ------------ ------------------- --------------- -------------------
           $ 75,431          $ 57,912,078 $ 32,861,250        $ 89,073,057     $ 6,254,414       $ 411,199,938
                 --                    --           --                  --              --                  --
------------------- --------------------- ------------ ------------------- --------------- -------------------
             75,431            57,912,078   32,861,250          89,073,057       6,254,414         411,199,938
------------------- --------------------- ------------ ------------------- --------------- -------------------
                 --                    --           --                  --              --                  --
                 --                    --           --                  --              --                  --
------------------- --------------------- ------------ ------------------- --------------- -------------------
                 --                    --           --                  --              --                  --
------------------- --------------------- ------------ ------------------- --------------- -------------------
           $ 75,431          $ 57,912,078 $ 32,861,250        $ 89,073,057     $ 6,254,414       $ 411,199,938
=================== ===================== ============ =================== =============== ===================
           $ 75,431          $ 57,912,078 $ 32,861,250        $ 89,068,510     $ 6,254,414       $ 411,199,938
                 --                    --           --               4,547              --                  --
------------------- --------------------- ------------ ------------------- --------------- -------------------
           $ 75,431          $ 57,912,078 $ 32,861,250        $ 89,073,057     $ 6,254,414       $ 411,199,938
=================== ===================== ============ =================== =============== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                MSF METLIFE
                                                MODERATE TO MSF METLIFE STOCK MSF MFS TOTAL
                                      AGGRESSIVE ALLOCATION             INDEX        RETURN MSF MFS VALUE
                                                 SUBACCOUNT        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                      --------------------- ----------------- ------------- -------------
ASSETS:
  Investments at fair value                   $ 356,369,177     $ 894,068,941 $ 636,362,549  $ 71,463,612
  Due from MetLife Insurance
     Company of Connecticut                              --                --            --            --
                                      --------------------- ----------------- ------------- -------------
       Total Assets                             356,369,177       894,068,941   636,362,549    71,463,612
                                      --------------------- ----------------- ------------- -------------
LIABILITIES:
  Other payables                                         --                --            --            --
  Due to MetLife Insurance
     Company of Connecticut                              --                --            --            --
                                      --------------------- ----------------- ------------- -------------
       Total Liabilities                                 --                --            --            --
                                      --------------------- ----------------- ------------- -------------
NET ASSETS                                    $ 356,369,177     $ 894,068,941 $ 636,362,549  $ 71,463,612
                                      ===================== ================= ============= =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units          $ 356,369,177     $ 893,306,532 $ 635,918,831  $ 71,427,971
  Net assets from contracts in payout                    --           762,409       443,718        35,641
                                      --------------------- ----------------- ------------- -------------
       Total Net Assets                       $ 356,369,177     $ 894,068,941 $ 636,362,549  $ 71,463,612
                                      ===================== ================= ============= =============

The accompanying notes are an integral part of these financial statements.

                    MSF NEUBERGER
MSF MORGAN STANLEY BERMAN MID CAP MSF OPPENHEIMER MSF RUSSELL 2000 MSF T. ROWE PRICE MSF T. ROWE PRICE
        EAFE INDEX          VALUE   GLOBAL EQUITY            INDEX  LARGE CAP GROWTH  SMALL CAP GROWTH
        SUBACCOUNT     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
------------------ -------------- --------------- ---------------- ----------------- -----------------
      $ 81,732,457   $ 17,694,207   $ 374,398,305    $ 102,896,929      $ 49,610,845      $ 87,765,568
                --             --              --               --                --                --
------------------ -------------- --------------- ---------------- ----------------- -----------------
        81,732,457     17,694,207     374,398,305      102,896,929        49,610,845        87,765,568
------------------ -------------- --------------- ---------------- ----------------- -----------------
                --             --              --               --                --                --
                --             --              --               --                --                --
------------------ -------------- --------------- ---------------- ----------------- -----------------
                --             --              --               --                --                --
------------------ -------------- --------------- ---------------- ----------------- -----------------
      $ 81,732,457   $ 17,694,207   $ 374,398,305    $ 102,896,929      $ 49,610,845      $ 87,765,568
================== ============== =============== ================ ================= =================
      $ 81,608,073   $ 17,694,207   $ 374,268,651    $ 102,800,281      $ 49,604,935      $ 87,757,907
           124,384             --         129,654           96,648             5,910             7,661
------------------ -------------- --------------- ---------------- ----------------- -----------------
      $ 81,732,457   $ 17,694,207   $ 374,398,305    $ 102,896,929      $ 49,610,845      $ 87,765,568
================== ============== =============== ================ ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                         MSF WESTERN ASSET MSF WESTERN ASSET
                                      MANAGEMENT STRATEGIC   MANAGEMENT U.S.                  PIONEER VCT CULLEN
                                        BOND OPPORTUNITIES        GOVERNMENT PIONEER VCT BOND              VALUE
                                                SUBACCOUNT        SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                      -------------------- ----------------- ---------------- ------------------
ASSETS:
  Investments at fair value                    $ 8,142,474     $ 185,790,047     $ 27,892,198       $ 14,626,585
  Due from MetLife Insurance
     Company of Connecticut                             --                --               --                 --
                                      -------------------- ----------------- ---------------- ------------------
       Total Assets                              8,142,474       185,790,047       27,892,198         14,626,585
                                      -------------------- ----------------- ---------------- ------------------
LIABILITIES:
  Other payables                                        --                --               --                 --
  Due to MetLife Insurance
     Company of Connecticut                             --                --               --                 --
                                      -------------------- ----------------- ---------------- ------------------
       Total Liabilities                                --                --               --                 --
                                      -------------------- ----------------- ---------------- ------------------
NET ASSETS                                     $ 8,142,474     $ 185,790,047     $ 27,892,198       $ 14,626,585
                                      ==================== ================= ================ ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units           $ 8,131,958     $ 185,711,001     $ 27,892,198       $ 14,626,585
  Net assets from contracts in payout               10,516            79,046               --                 --
                                      -------------------- ----------------- ---------------- ------------------
       Total Net Assets                        $ 8,142,474     $ 185,790,047     $ 27,892,198       $ 14,626,585
                                      ==================== ================= ================ ==================

The accompanying notes are an integral part of these financial statements.

                                                                            PIONEER VCT       PIONEER VCT
     PIONEER VCT PIONEER VCT EQUITY                  PIONEER VCT HIGH          IBBOTSON IBBOTSON MODERATE
EMERGING MARKETS             INCOME PIONEER VCT FUND            YIELD GROWTH ALLOCATION        ALLOCATION
      SUBACCOUNT         SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
---------------- ------------------ ---------------- ---------------- ----------------- -----------------
    $ 25,836,006       $ 19,818,006     $ 29,315,550     $ 45,200,432     $ 233,598,663     $ 129,177,322
              --                 --               --               --                --                --
---------------- ------------------ ---------------- ---------------- ----------------- -----------------
      25,836,006         19,818,006       29,315,550       45,200,432       233,598,663       129,177,322
---------------- ------------------ ---------------- ---------------- ----------------- -----------------
              --                 --               --               --                --                --
              --                 --               --               --                --                --
---------------- ------------------ ---------------- ---------------- ----------------- -----------------
              --                 --               --               --                --                --
---------------- ------------------ ---------------- ---------------- ----------------- -----------------
    $ 25,836,006       $ 19,818,006     $ 29,315,550     $ 45,200,432     $ 233,598,663     $ 129,177,322
================ ================== ================ ================ ================= =================
    $ 25,836,006       $ 19,818,006     $ 29,315,550     $ 45,200,432     $ 233,598,663     $ 129,177,322
              --                 --               --               --                --                --
---------------- ------------------ ---------------- ---------------- ----------------- -----------------
    $ 25,836,006       $ 19,818,006     $ 29,315,550     $ 45,200,432     $ 233,598,663     $ 129,177,322
================ ================== ================ ================ ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                        PIONEER VCT PIONEER VCT REAL                    UIF EQUITY AND
                                      MID CAP VALUE    ESTATE SHARES UIF CAPITAL GROWTH         INCOME
                                         SUBACCOUNT       SUBACCOUNT         SUBACCOUNT     SUBACCOUNT
                                      ------------- ---------------- ------------------ --------------
ASSETS:
  Investments at fair value            $ 43,949,273     $ 12,313,902        $ 9,168,364  $ 148,131,048
  Due from MetLife Insurance
     Company of Connecticut                      --               --                 --             --
                                      ------------- ---------------- ------------------ --------------
       Total Assets                      43,949,273       12,313,902          9,168,364    148,131,048
                                      ------------- ---------------- ------------------ --------------
LIABILITIES:
  Other payables                                 --               --                 --             --
  Due to MetLife Insurance
     Company of Connecticut                      --               --                 --             --
                                      ------------- ---------------- ------------------ --------------
       Total Liabilities                         --               --                 --             --
                                      ------------- ---------------- ------------------ --------------
NET ASSETS                             $ 43,949,273     $ 12,313,902        $ 9,168,364  $ 148,131,048
                                      ============= ================ ================== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 43,949,273     $ 12,313,902        $ 9,168,364  $ 148,131,048
  Net assets from contracts in payout            --               --                 --             --
                                      ------------- ---------------- ------------------ --------------
       Total Net Assets                $ 43,949,273     $ 12,313,902        $ 9,168,364  $ 148,131,048
                                      ============= ================ ================== ==============

The accompanying notes are an integral part of these financial statements.

UIF SMALL COMPANY                                   VAN KAMPEN LIT VAN KAMPEN LIT    VAN KAMPEN LIT
           GROWTH UIF U.S. REAL ESTATE    UIF VALUE CAPITAL GROWTH     GOVERNMENT GROWTH AND INCOME
       SUBACCOUNT           SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
----------------- -------------------- ------------ -------------- -------------- -----------------
      $ 5,198,856         $ 20,149,396 $ 10,792,318   $ 15,653,524   $ 30,860,900     $ 141,710,332
               --                   --           --             --             --                --
----------------- -------------------- ------------ -------------- -------------- -----------------
        5,198,856           20,149,396   10,792,318     15,653,524     30,860,900       141,710,332
----------------- -------------------- ------------ -------------- -------------- -----------------
               --                   --           --             --             --                --
               --                   --           --             --             --                --
----------------- -------------------- ------------ -------------- -------------- -----------------
               --                   --           --             --             --                --
----------------- -------------------- ------------ -------------- -------------- -----------------
      $ 5,198,856         $ 20,149,396 $ 10,792,318   $ 15,653,524   $ 30,860,900     $ 141,710,332
================= ==================== ============ ============== ============== =================
      $ 5,198,856         $ 20,149,396 $ 10,792,318   $ 15,653,524   $ 30,860,900     $ 141,710,332
               --                   --           --             --             --                --
----------------- -------------------- ------------ -------------- -------------- -----------------
      $ 5,198,856         $ 20,149,396 $ 10,792,318   $ 15,653,524   $ 30,860,900     $ 141,710,332
================= ==================== ============ ============== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2009

                                                         WELLS FARGO VT
                                                    SMALL/MID CAP VALUE
                                                             SUBACCOUNT
                                                    -------------------
ASSETS:
  Investments at fair value                                 $ 4,195,513
  Due from MetLife Insurance Company of Connecticut                  --
                                                    -------------------
       Total Assets                                           4,195,513
                                                    -------------------
LIABILITIES:
  Other payables                                                     --
  Due to MetLife Insurance Company of Connecticut                    --
                                                    -------------------
       Total Liabilities                                             --
                                                    -------------------
NET ASSETS                                                  $ 4,195,513
                                                    ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units                        $ 4,195,513
  Net assets from contracts in payout                                --
                                                    -------------------
       Total Net Assets                                     $ 4,195,513
                                                    ===================

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                    ALLIANCEBERNSTEIN
                                                                   ALGER CAPITAL      GLOBAL THEMATIC
                                             AIM V.I. UTILITIES     APPRECIATION               GROWTH    AMERICAN FUNDS BOND
                                                     SUBACCOUNT       SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                         ------------------------- ---------------- -------------------- -------------------
INVESTMENT INCOME:
      Dividends                                       $ 121,630             $ --                 $ --              $ 231,532
                                         ------------------------- ---------------- -------------------- -------------------
EXPENSES:
      Mortality and expense risk
        charges                                          47,925           58,287               19,240                 84,181
      Administrative charges                              3,934            4,898                1,861                  8,642
                                         ------------------------- ---------------- -------------------- -------------------
        Total expenses                                   51,859           63,185               21,101                 92,823
                                         ------------------------- ---------------- -------------------- -------------------
           Net investment income (loss)                  69,771          (63,185)             (21,101)               138,709
                                         ------------------------- ---------------- -------------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                        30,658               --                   --                     --
      Realized gains (losses) on sale of
        investments                                    (307,609)        (171,791)             (84,987)                41,200
                                         ------------------------- ---------------- -------------------- -------------------
           Net realized gains (losses)                 (276,951)        (171,791)             (84,987)                41,200
                                         ------------------------- ---------------- -------------------- -------------------
     Change in unrealized gains (losses)
        on investments                                  504,389        1,524,297              611,181                474,040
                                         ------------------------- ---------------- -------------------- -------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                     227,438        1,352,506              526,194                515,240
                                         ------------------------- ---------------- -------------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations                     $ 297,209      $ 1,289,321            $ 505,093              $ 653,949
                                         ========================= ================ ==================== ===================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                  AMERICAN FUNDS                                         CREDIT SUISSE TRUST
AMERICAN FUNDS      GLOBAL SMALL    AMERICAN FUNDS    AMERICAN FUNDS    INTERNATIONAL EQUITY    DELAWARE VIP SMALL
 GLOBAL GROWTH    CAPITALIZATION            GROWTH     GROWTH-INCOME                FLEX III             CAP VALUE
    SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT          SUBACCOUNT (a)            SUBACCOUNT
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
   $ 2,596,244          $ 11,197       $ 2,406,629       $ 5,328,080                    $ --             $ 185,908
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
     2,939,041            35,078         6,092,933         5,624,949                   1,135               234,953
       263,024             3,600           533,798           494,233                      89                13,707
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
     3,202,065            38,678         6,626,731         6,119,182                   1,224               248,660
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
      (605,821)          (27,481)       (4,220,102)         (791,102)                 (1,224)              (62,752)
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
            --                --                --                --                      --                    --
    (6,576,880)          (75,814)      (24,705,289)      (17,517,477)                     13              (963,011)
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
    (6,576,880)          (75,814)      (24,705,289)      (17,517,477)                     13              (963,011)
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
    69,579,164         1,073,599       146,571,824       106,008,565                  11,945             6,093,453
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
    63,002,284           997,785       121,866,535        88,491,088                  11,958             5,130,442
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
  $ 62,396,463         $ 970,304     $ 117,646,433      $ 87,699,986                $ 10,734           $ 5,067,690
================= ================= ================= ================= ======================= =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                             DREYFUS SOCIALLY    DWSI CAPITAL      DWSI GLOBAL
                                           RESPONSIBLE GROWTH          GROWTH    OPPORTUNITIES    DWSI HEALTH CARE
                                                   SUBACCOUNT      SUBACCOUNT       SUBACCOUNT          SUBACCOUNT
                                           --------------------- --------------- ---------------- -------------------
INVESTMENT INCOME:
      Dividends                                       $ 3,548       $ 104,929         $ 51,600            $ 35,703
                                           --------------------- --------------- ---------------- -------------------
EXPENSES:
      Mortality and expense risk
        charges                                        10,178         175,165           64,588              57,088
      Administrative charges                              815          14,509            5,306               4,664
                                           --------------------- --------------- ---------------- -------------------
        Total expenses                                 10,993         189,674           69,894              61,752
                                           --------------------- --------------- ---------------- -------------------
           Net investment income (loss)                (7,445)        (84,745)         (18,294)            (26,049)
                                           --------------------- --------------- ---------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                          --              --               --              45,255
      Realized gains (losses) on sale of
        investments                                    (8,612)       (428,918)        (520,689)           (373,455)
                                           --------------------- --------------- ---------------- -------------------
           Net realized gains (losses)                 (8,612)       (428,918)        (520,689)           (328,200)
                                           --------------------- --------------- ---------------- -------------------
     Change in unrealized gains (losses)
        on investments                                167,504       2,567,860        1,875,555             876,549
                                           --------------------- --------------- ---------------- -------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                   158,892       2,138,942        1,354,866             548,349
                                           --------------------- --------------- ---------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations                   $ 151,447     $ 2,054,197      $ 1,336,572           $ 522,300
                                           ===================== =============== ================ ===================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                                FIDELITY VIP
DWSII GOVERNMENT & DWSII DREMAN SMALL    DWSII GLOBAL                        FIDELITY VIP    DYNAMIC CAPITAL
 AGENCY SECURITIES      MID CAP VALUE        THEMATIC    DWSII TECHNOLOGY      CONTRAFUND       APPRECIATION
        SUBACCOUNT         SUBACCOUNT      SUBACCOUNT          SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
------------------ --------------------- --------------- ------------------- --------------- ------------------
         $ 326,381          $ 160,357        $ 54,334                $ --     $ 2,663,174              $ 370
------------------ --------------------- --------------- ------------------- --------------- ------------------
           126,411            172,104          79,113              35,514       3,249,406             32,256
            10,384             14,162           6,421               2,991         203,880              2,451
------------------ --------------------- --------------- ------------------- --------------- ------------------
           136,795            186,266          85,534              38,505       3,453,286             34,707
------------------ --------------------- --------------- ------------------- --------------- ------------------
           189,586            (25,909)        (31,200)            (38,505)       (790,112)           (34,337)
------------------ --------------------- --------------- ------------------- --------------- ------------------
                --                 --              --                  --          62,789                 --
            78,507         (1,775,916)       (963,630)           (142,956)    (16,771,134)          (129,793)
------------------ --------------------- --------------- ------------------- --------------- ------------------
            78,507         (1,775,916)       (963,630)           (142,956)    (16,708,345)          (129,793)
------------------ --------------------- --------------- ------------------- --------------- ------------------
           114,010          4,133,959       2,464,090           1,081,036      82,793,336            818,618
------------------ --------------------- --------------- ------------------- --------------- ------------------
           192,517          2,358,043       1,500,460             938,080      66,084,991            688,825
------------------ --------------------- --------------- ------------------- --------------- ------------------
         $ 382,103        $ 2,332,134     $ 1,469,260           $ 899,575    $ 65,294,879          $ 654,488
================== ===================== =============== =================== =============== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                              FIDELITY VIP    FIDELITY VIP HIGH                              FTVIPT FRANKLIN
                                             EQUITY-INCOME               INCOME    FIDELITY VIP MID CAP    INCOME SECURITIES
                                                SUBACCOUNT           SUBACCOUNT              SUBACCOUNT           SUBACCOUNT
                                         -------------------- -------------------- ----------------------- --------------------
INVESTMENT INCOME:
      Dividends                                $ 4,770,047          $ 2,248,512             $ 1,182,171          $ 2,572,919
                                         -------------------- -------------------- ----------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                  2,490,964              329,040               3,702,531              530,238
      Administrative charges                        17,121                   77                 228,957               48,056
                                         -------------------- -------------------- ----------------------- --------------------
        Total expenses                           2,508,085              329,117               3,931,488              578,294
                                         -------------------- -------------------- ----------------------- --------------------
           Net investment income (loss)          2,261,962            1,919,395              (2,749,317)           1,994,625
                                         -------------------- -------------------- ----------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                       --                   --               1,361,724                   --
      Realized gains (losses) on sale of
        investments                            (10,652,547)          (1,567,583)            (12,903,324)          (1,539,514)
                                         -------------------- -------------------- ----------------------- --------------------
           Net realized gains (losses)         (10,652,547)          (1,567,583)            (11,541,600)          (1,539,514)
                                         -------------------- -------------------- ----------------------- --------------------
     Change in unrealized gains (losses)
        on investments                          62,113,756            9,420,622              96,991,411            9,278,014
                                         -------------------- -------------------- ----------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                             51,461,209            7,853,039              85,449,811            7,738,500
                                         -------------------- -------------------- ----------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations             $ 53,723,171          $ 9,772,434            $ 82,700,494          $ 9,733,125
                                         ==================== ==================== ======================= ====================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

 FTVIPT FRANKLIN      FTVIPT FRANKLIN                           FTVIPT TEMPLETON
RISING DIVIDENDS        SMALL-MID CAP        FTVIPT MUTUAL    DEVELOPING MARKETS      FTVIPT TEMPLETON     FTVIPT TEMPLETON
      SECURITIES    GROWTH SECURITIES    SHARES SECURITIES            SECURITIES    FOREIGN SECURITIES    GROWTH SECURITIES
      SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
       $ 295,787                 $ --            $ 857,982             $ 901,311           $ 4,300,213            $ 852,954
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
         362,025              617,174              667,997               270,721             2,145,743              399,334
          30,118               49,565               67,190                   530               169,476               40,345
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
         392,143              666,739              735,187               271,251             2,315,219              439,679
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
         (96,356)            (666,739)             122,795               630,060             1,984,994              413,275
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
              --                   --                   --                87,025             5,304,998                   --
      (1,416,329)          (2,917,638)          (3,008,444)           (1,896,084)           (6,841,100)          (2,348,467)
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
      (1,416,329)          (2,917,638)          (3,008,444)           (1,809,059)           (1,536,102)          (2,348,467)
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
       4,327,402           16,747,645           12,517,371            13,249,671            38,123,807            8,945,989
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
       2,911,073           13,830,007            9,508,927            11,440,612            36,587,705            6,597,522
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
     $ 2,814,717         $ 13,163,268          $ 9,631,722          $ 12,070,672          $ 38,572,699          $ 7,010,797
=================== ==================== ==================== ===================== ===================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                             JANUS ASPEN    JANUS ASPEN GLOBAL    JANUS ASPEN GLOBAL
                                              ENTERPRISE         LIFE SCIENCES            TECHNOLOGY    JANUS ASPEN OVERSEAS
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                                         ------------------ --------------------- --------------------- -----------------------
INVESTMENT INCOME:
      Dividends                                     $ --                  $ --                  $ --               $ 259,997
                                         ------------------ --------------------- --------------------- -----------------------
EXPENSES:
      Mortality and expense risk
        charges                                  218,567                58,728                92,593                 821,272
      Administrative charges                      18,851                 6,354                 9,023                  12,806
                                         ------------------ --------------------- --------------------- -----------------------
        Total expenses                           237,418                65,082               101,616                 834,078
                                         ------------------ --------------------- --------------------- -----------------------
           Net investment income (loss)         (237,418)              (65,082)             (101,616)               (574,081)
                                         ------------------ --------------------- --------------------- -----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                     --                70,264                    --               1,796,581
      Realized gains (losses) on sale of
        investments                             (724,584)               77,020              (244,032)               (783,291)
                                         ------------------ --------------------- --------------------- -----------------------
           Net realized gains (losses)          (724,584)              147,284              (244,032)              1,013,290
                                         ------------------ --------------------- --------------------- -----------------------
     Change in unrealized gains (losses)
        on investments                         6,330,570               814,440             2,947,239              33,888,245
                                         ------------------ --------------------- --------------------- -----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                            5,605,986               961,724             2,703,207              34,901,535
                                         ------------------ --------------------- --------------------- -----------------------
     Net increase (decrease) in net assets
        resulting from operations            $ 5,368,568             $ 896,642           $ 2,601,591            $ 34,327,454
                                         ================== ===================== ===================== =======================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                               LMPVET                  LMPVET
                                         BATTERYMARCH    CLEARBRIDGE VARIABLE                  LMPVET                  LMPVET
JANUS ASPEN PERKINS    JANUS ASPEN    VARIABLE GLOBAL           EQUITY INCOME    CLEARBRIDGE VARIABLE    CLEARBRIDGE VARIABLE
      MID CAP VALUE      WORLDWIDE             EQUITY                 BUILDER       AGGRESSIVE GROWTH            APPRECIATION
         SUBACCOUNT     SUBACCOUNT         SUBACCOUNT              SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
            $ 7,656       $ 12,620        $ 1,122,525             $ 4,029,811                    $ --             $ 8,923,043
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
             34,575          6,209            644,244               2,234,571               6,458,110               6,204,572
              3,383             66             53,996                 192,511                 592,983                 628,199
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
             37,958          6,275            698,240               2,427,082               7,051,093               6,832,771
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
            (30,302)         6,345            424,285               1,602,729              (7,051,093)              2,090,272
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
             62,158             --                 --                      --                      --                      --
            (54,521)       (75,022)        (3,836,943)            (14,524,548)            (17,861,687)            (30,028,463)
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
              7,637        (75,022)        (3,836,943)            (14,524,548)            (17,861,687)            (30,028,463)
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
            647,116        381,968          9,668,932              36,785,072             149,132,490             106,224,694
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
            654,753        306,946          5,831,989              22,260,524             131,270,803              76,196,231
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
          $ 624,451      $ 313,291        $ 6,256,274            $ 23,863,253           $ 124,219,710            $ 78,286,503
====================== ============== ================== ======================= ======================= =======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                         LMPVET                LMPVET                LMPVET                LMPVET
                                           CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                        CAPITAL     DIVIDEND STRATEGY     FUNDAMENTAL VALUE             INVESTORS
                                                     SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                           --------------------- --------------------- --------------------- -----------------------
INVESTMENT INCOME:
      Dividends                                       $ 658,519             $ 723,246           $ 5,897,663           $ 2,977,736
                                           --------------------- --------------------- --------------------- -----------------------
EXPENSES:
      Mortality and expense risk
        charges                                       1,850,925               528,784             6,391,385             2,086,991
      Administrative charges                            151,952                54,751               590,927               205,664
                                           --------------------- --------------------- --------------------- -----------------------
        Total expenses                                2,002,877               583,535             6,982,312             2,292,655
                                           --------------------- --------------------- --------------------- -----------------------
           Net investment income (loss)              (1,344,358)              139,711            (1,084,649)              685,081
                                           --------------------- --------------------- --------------------- -----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                            --                    --                    --                    --
      Realized gains (losses) on sale of
        investments                                 (12,702,092)           (2,302,035)          (34,264,282)          (14,240,352)
                                           --------------------- --------------------- --------------------- -----------------------
           Net realized gains (losses)              (12,702,092)           (2,302,035)          (34,264,282)          (14,240,352)
                                           --------------------- --------------------- --------------------- -----------------------
     Change in unrealized gains (losses)
        on investments                               46,179,122             8,948,351           144,706,434            46,249,821
                                           --------------------- --------------------- --------------------- -----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                  33,477,030             6,646,316           110,442,152            32,009,469
                                           --------------------- --------------------- --------------------- -----------------------
     Net increase (decrease) in net assets
        resulting from operations                  $ 32,132,672           $ 6,786,027         $ 109,357,503          $ 32,694,550
                                           ===================== ===================== ===================== =======================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                           LMPVET GLOBAL
              LMPVET                 LMPVET                LMPVET      CURRENTS VARIABLE  LMPVET INVESTMENT
CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  INTERNATIONAL ALL CAP   COUNSEL VARIABLE    LMPVET LIFESTYLE
    LARGE CAP GROWTH           MID CAP CORE      SMALL CAP GROWTH            OPPORTUNITY   SOCIAL AWARENESS      ALLOCATION 50%
          SUBACCOUNT             SUBACCOUNT            SUBACCOUNT             SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
           $ 325,691              $ 255,927                  $ --              $ 743,764          $ 760,307         $ 4,743,235
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
           1,863,708                883,329               908,096                793,045            630,666           1,290,077
             163,723                 85,414                75,182                 75,457             26,935             145,222
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
           2,027,431                968,743               983,278                868,502            657,601           1,435,299
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
          (1,701,740)              (712,816)             (983,278)              (124,738)           102,706           3,307,936
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
                  --                     --                    --                     --                 --                  --
          (4,162,966)            (4,817,934)           (4,191,230)           (12,308,346)        (1,676,548)         (6,644,148)
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
          (4,162,966)            (4,817,934)           (4,191,230)           (12,308,346)        (1,676,548)         (6,644,148)
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
          47,784,748             22,148,353            25,432,378             28,306,410         11,411,988          28,756,003
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
          43,621,782             17,330,419            21,241,148             15,998,064          9,735,440          22,111,855
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
        $ 41,920,042           $ 16,617,603          $ 20,257,870           $ 15,873,326        $ 9,838,146        $ 25,419,791
====================== ===================== ===================== ====================== ==================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                    LMPVIT WESTERN           LMPVIT WESTERN
                                                                                    ASSET VARIABLE           ASSET VARIABLE
                                           LMPVET LIFESTYLE    LMPVET LIFESTYLE    ADJUSTABLE RATE    DIVERSIFIED STRATEGIC
                                             ALLOCATION 70%      ALLOCATION 85%             INCOME                   INCOME
                                                 SUBACCOUNT          SUBACCOUNT         SUBACCOUNT               SUBACCOUNT
                                           ------------------- ------------------- ------------------ ------------------------
INVESTMENT INCOME:
      Dividends                                 $ 1,786,731           $ 708,990          $ 307,704              $ 1,748,677
                                           ------------------- ------------------- ------------------ ------------------------
EXPENSES:
      Mortality and expense risk
        charges                                     654,525             389,447            282,840                  509,504
      Administrative charges                         77,160              45,894             23,175                   51,860
                                           ------------------- ------------------- ------------------ ------------------------
        Total expenses                              731,685             435,341            306,015                  561,364
                                           ------------------- ------------------- ------------------ ------------------------
           Net investment income (loss)           1,055,046             273,649              1,689                1,187,313
                                           ------------------- ------------------- ------------------ ------------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                        --                  --                 --                       --
      Realized gains (losses) on sale of
        investments                              (3,894,622)         (2,712,191)        (1,237,717)              (1,650,498)
                                           ------------------- ------------------- ------------------ ------------------------
           Net realized gains (losses)           (3,894,622)         (2,712,191)        (1,237,717)              (1,650,498)
                                           ------------------- ------------------- ------------------ ------------------------
     Change in unrealized gains (losses)
        on investments                           16,767,233          10,599,302          3,615,554                6,040,840
                                           ------------------- ------------------- ------------------ ------------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                              12,872,611           7,887,111          2,377,837                4,390,342
                                           ------------------- ------------------- ------------------ ------------------------
     Net increase (decrease) in net assets
        resulting from operations              $ 13,927,657         $ 8,160,760        $ 2,379,526              $ 5,577,655
                                           =================== =================== ================== ========================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

       LMPVIT WESTERN         LMPVIT WESTERN          LMPVIT WESTERN    LMPVIT WESTERN     MIST AMERICAN    MIST AMERICAN
ASSET VARIABLE GLOBAL    ASSET VARIABLE HIGH    ASSET VARIABLE MONEY    ASSET VARIABLE    FUNDS BALANCED     FUNDS GROWTH
      HIGH YIELD BOND                 INCOME                  MARKET    STRATEGIC BOND        ALLOCATION       ALLOCATION
           SUBACCOUNT             SUBACCOUNT              SUBACCOUNT        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
          $ 1,334,338           $ 15,046,496               $ 748,316       $ 1,450,425              $ --             $ --
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
              214,092              1,971,540               4,529,417           543,592             3,518            2,692
               18,653                195,975                 441,245            47,577                19                9
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
              232,745              2,167,515               4,970,662           591,169             3,537            2,701
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
            1,101,593             12,878,981              (4,222,346)          859,256            (3,537)          (2,701)
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
                   --                     --                      --           313,248                --               --
           (1,124,277)           (13,761,983)                     --        (1,414,133)           (2,084)          (3,419)
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
           (1,124,277)           (13,761,983)                     --        (1,100,885)           (2,084)          (3,419)
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
            5,223,839             60,394,730                      --         5,935,050           160,261          142,000
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
            4,099,562             46,632,747                      --         4,834,165           158,177          138,581
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
          $ 5,201,155           $ 59,511,728            $ (4,222,346)      $ 5,693,421         $ 154,640        $ 135,880
======================== ====================== ======================= ================= ================= ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                              MIST AMERICAN
                                             FUNDS MODERATE    MIST BATTERYMARCH    MIST BLACKROCK    MIST BLACKROCK
                                                 ALLOCATION    GROWTH AND INCOME        HIGH YIELD    LARGE CAP CORE
                                                 SUBACCOUNT           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                         --------------------- -------------------- ----------------- -----------------
INVESTMENT INCOME:
      Dividends                                        $ --          $ 5,218,829       $ 5,241,322         $ 736,785
                                         --------------------- -------------------- ----------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                       1,992            2,767,615         1,222,590           733,401
      Administrative charges                              7                   --            76,238            72,173
                                         --------------------- -------------------- ----------------- -----------------
        Total expenses                                1,999            2,767,615         1,298,828           805,574
                                         --------------------- -------------------- ----------------- -----------------
           Net investment income (loss)              (1,999)           2,451,214         3,942,494           (68,789)
                                         --------------------- -------------------- ----------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                        --                   --                --                --
      Realized gains (losses) on sale of
        investments                                     257          (16,872,998)       (3,320,122)       (5,945,472)
                                         --------------------- -------------------- ----------------- -----------------
           Net realized gains (losses)                  257          (16,872,998)       (3,320,122)       (5,945,472)
                                         --------------------- -------------------- ----------------- -----------------
     Change in unrealized gains (losses)
        on investments                               60,785           58,842,052        33,546,583        14,317,076
                                         --------------------- -------------------- ----------------- -----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                  61,042           41,969,054        30,226,461         8,371,604
                                         --------------------- -------------------- ----------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations                  $ 59,043         $ 44,420,268      $ 34,168,955       $ 8,302,815
                                         ===================== ==================== ================= =================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                              MIST HARRIS                                            MIST LEGG MASON
MIST CLARION GLOBAL    MIST DREMAN SMALL          OAKMARK                         MIST LAZARD    PARTNERS AGGRESSIVE
        REAL ESTATE            CAP VALUE    INTERNATIONAL    MIST JANUS FORTY         MID CAP                 GROWTH
         SUBACCOUNT           SUBACCOUNT       SUBACCOUNT          SUBACCOUNT      SUBACCOUNT             SUBACCOUNT
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
        $ 2,514,101            $ 105,297      $ 5,876,645                $ --     $ 1,047,368                   $ --
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
          1,081,532              182,604        1,103,379           6,287,342       1,027,083                    556
             75,556               11,575           90,887             117,864          59,405                     --
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
          1,157,088              194,179        1,194,266           6,405,206       1,086,488                    556
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
          1,357,013              (88,882)       4,682,379          (6,405,206)        (39,120)                  (556)
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
                 --                   --               --                  --              --                     --
        (12,691,428)            (912,364)     (10,091,158)        (19,418,471)     (5,453,218)                11,965
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
        (12,691,428)            (912,364)     (10,091,158)        (19,418,471)     (5,453,218)                11,965
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
         33,247,888            3,949,380       36,479,104         209,631,483      29,578,070                 35,410
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
         20,556,460            3,037,016       26,387,946         190,213,012      24,124,852                 47,375
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
       $ 21,913,473          $ 2,948,134     $ 31,070,325       $ 183,807,806    $ 24,085,732               $ 46,819
====================== ==================== ================ =================== =============== ======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                             MIST LEGG MASON    MIST LOOMIS SAYLES    MIST LORD ABBETT     MIST LORD ABBETT
                                                VALUE EQUITY        GLOBAL MARKETS      BOND DEBENTURE    GROWTH AND INCOME
                                                  SUBACCOUNT            SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                         ---------------------- --------------------- ------------------- --------------------
INVESTMENT INCOME:
      Dividends                                     $ 71,842           $ 3,418,848         $ 4,933,740          $ 3,083,644
                                         ---------------------- --------------------- ------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                       73,392             1,696,967             930,633            2,326,601
      Administrative charges                           5,937                 1,204              86,699              182,900
                                         ---------------------- --------------------- ------------------- --------------------
        Total expenses                                79,329             1,698,171           1,017,332            2,509,501
                                         ---------------------- --------------------- ------------------- --------------------
           Net investment income (loss)               (7,487)            1,720,677           3,916,408              574,143
                                         ---------------------- --------------------- ------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                         --                    --                  --                   --
      Realized gains (losses) on sale of
        investments                               (1,301,245)           (5,651,441)         (1,636,650)         (15,335,665)
                                         ---------------------- --------------------- ------------------- --------------------
           Net realized gains (losses)            (1,301,245)           (5,651,441)         (1,636,650)         (15,335,665)
                                         ---------------------- --------------------- ------------------- --------------------
     Change in unrealized gains (losses)
        on investments                             2,481,916            51,705,781          16,963,593           36,121,241
                                         ---------------------- --------------------- ------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                1,180,671            46,054,340          15,326,943           20,785,576
                                         ---------------------- --------------------- ------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                $ 1,173,184          $ 47,775,017        $ 19,243,351         $ 21,359,719
                                         ====================== ===================== =================== ====================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

MIST LORD ABBETT        MIST MET/AIM    MIST MET/FRANKLIN         MIST METLIFE       MIST METLIFE         MIST METLIFE
   MID CAP VALUE    SMALL CAP GROWTH        MUTUAL SHARES    BALANCED STRATEGY    GROWTH STRATEGY    MODERATE STRATEGY
      SUBACCOUNT          SUBACCOUNT           SUBACCOUNT       SUBACCOUNT (b)     SUBACCOUNT (b)       SUBACCOUNT (b)
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
     $ 1,111,895                $ --                 $ --                 $ --               $ --                 $ --
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
         907,047             105,500                6,125              278,533            266,059              169,424
          73,909               6,453                  510               22,809             21,523               13,890
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
         980,956             111,953                6,635              301,342            287,582              183,314
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
         130,939            (111,953)              (6,635)            (301,342)          (287,582)            (183,314)
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
              --                  --                   --                   --                 --                   --
      (8,459,967)           (704,842)                 838              237,772            251,517              179,733
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
      (8,459,967)           (704,842)                 838              237,772            251,517              179,733
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
      19,719,017           2,705,257               85,427            4,710,288          5,018,238            2,565,637
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
      11,259,050           2,000,415               86,265            4,948,060          5,269,755            2,745,370
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
    $ 11,389,989         $ 1,888,462             $ 79,630          $ 4,646,718        $ 4,982,173          $ 2,562,056
=================== =================== ==================== ==================== ================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                                                      MIST PIMCO
                                           MIST MFS EMERGING    MIST MFS RESEARCH        MIST OPPENHEIMER    INFLATION PROTECTED
                                              MARKETS EQUITY        INTERNATIONAL    CAPITAL APPRECIATION                   BOND
                                                  SUBACCOUNT           SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                           -------------------- -------------------- ----------------------- ----------------------
INVESTMENT INCOME:
      Dividends                                  $ 1,552,384          $ 2,218,254                    $ --            $ 3,608,990
                                           -------------------- -------------------- ----------------------- ----------------------
EXPENSES:
      Mortality and expense risk
        charges                                    1,439,524            1,114,754               3,620,927              1,551,667
      Administrative charges                         122,216               90,471                  29,656                112,937
                                           -------------------- -------------------- ----------------------- ----------------------
        Total expenses                             1,561,740            1,205,225               3,650,583              1,664,604
                                           -------------------- -------------------- ----------------------- ----------------------
           Net investment income (loss)               (9,356)           1,013,029              (3,650,583)             1,944,386
                                           -------------------- -------------------- ----------------------- ----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                         --                   --                      --                     --
      Realized gains (losses) on sale of
        investments                               (9,293,010)         (10,563,967)            (15,735,907)               (65,519)
                                           -------------------- -------------------- ----------------------- ----------------------
           Net realized gains (losses)            (9,293,010)         (10,563,967)            (15,735,907)               (65,519)
                                           -------------------- -------------------- ----------------------- ----------------------
     Change in unrealized gains (losses)
        on investments                            51,948,455           27,743,824             125,727,403             12,384,689
                                           -------------------- -------------------- ----------------------- ----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                               42,655,445           17,179,857             109,991,496             12,319,170
                                           -------------------- -------------------- ----------------------- ----------------------
     Net increase (decrease) in net assets
        resulting from operations               $ 42,646,089         $ 18,192,886           $ 106,340,913           $ 14,263,556
                                           ==================== ==================== ======================= ======================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

MIST PIMCO TOTAL                             MIST PIONEER    MIST SSGA GROWTH    MIST SSGA GROWTH    MIST T. ROWE PRICE
          RETURN    MIST PIONEER FUND    STRATEGIC INCOME      AND INCOME ETF                 ETF        MID CAP GROWTH
      SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
     $ 1,629,074            $ 361,000         $ 9,101,098         $ 2,381,960         $ 2,491,512                  $ --
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
       4,688,177              465,029           3,092,115           1,389,576           1,614,968                29,031
         376,731               35,727             275,772                  --                  --                 2,455
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
       5,064,908              500,756           3,367,887           1,389,576           1,614,968                31,486
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
      (3,435,834)            (139,756)          5,733,211             992,384             876,544               (31,486)
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
         950,195                   --                  --                  --                  --                    --
       2,531,849             (620,443)           (188,988)         (2,255,281)         (2,989,223)             (127,441)
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
       3,482,044             (620,443)           (188,988)         (2,255,281)         (2,989,223)             (127,441)
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
      46,874,754           10,674,334          50,068,119          24,831,651          34,332,000               748,484
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
      50,356,798           10,053,891          49,879,131          22,576,370          31,342,777               621,043
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
    $ 46,920,964          $ 9,914,135        $ 55,612,342        $ 23,568,754        $ 32,219,321             $ 589,557
=================== ==================== =================== =================== =================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                           MIST THIRD AVENUE    MIST TURNER MID    MIST VAN KAMPEN    MIST VAN KAMPEN
                                             SMALL CAP VALUE         CAP GROWTH           COMSTOCK     MID CAP GROWTH
                                                  SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                           -------------------- ------------------ ------------------ ------------------
INVESTMENT INCOME:
      Dividends                                  $ 1,567,808               $ --           $ 15,007            $ 2,158
                                           -------------------- ------------------ ------------------ ------------------
EXPENSES:
      Mortality and expense risk
        charges                                    1,962,050             49,203          2,305,727            256,567
      Administrative charges                         115,447              3,880            217,362             22,561
                                           -------------------- ------------------ ------------------ ------------------
        Total expenses                             2,077,497             53,083          2,523,089            279,128
                                           -------------------- ------------------ ------------------ ------------------
           Net investment income (loss)             (509,689)           (53,083)        (2,508,082)          (276,970)
                                           -------------------- ------------------ ------------------ ------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                  1,455,103                 --                 --                 --
      Realized gains (losses) on sale of
        investments                              (11,677,140)          (363,716)         3,522,859         (1,381,216)
                                           -------------------- ------------------ ------------------ ------------------
           Net realized gains (losses)           (10,222,037)          (363,716)         3,522,859         (1,381,216)
                                           -------------------- ------------------ ------------------ ------------------
     Change in unrealized gains (losses)
        on investments                            40,735,191          1,412,188         55,307,087          8,351,445
                                           -------------------- ------------------ ------------------ ------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                               30,513,154          1,048,472         58,829,946          6,970,229
                                           -------------------- ------------------ ------------------ ------------------
     Net increase (decrease) in net assets
        resulting from operations               $ 30,003,465          $ 995,389       $ 56,321,864        $ 6,693,259
                                           ==================== ================== ================== ==================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                   MSF BARCLAYS
       MORGAN STANLEY     MORGAN STANLEY    MORGAN STANLEY    CAPITAL AGGREGATE        MSF BLACKROCK    MSF BLACKROCK BOND
CAPITAL OPPORTUNITIES    DIVIDEND GROWTH     S&P 500 INDEX           BOND INDEX    AGGRESSIVE GROWTH                INCOME
           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
              $ 1,206           $ 37,010         $ 153,393          $ 8,138,685             $ 67,571          $ 20,619,312
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
               20,478             42,097           114,306            1,480,010            1,389,506             4,425,368
                1,458              3,158             9,007                  125              138,559               344,186
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
               21,936             45,255           123,313            1,480,135            1,528,065             4,769,554
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
              (20,730)            (8,245)           30,080            6,658,550           (1,460,494)           15,849,758
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
                   --                 --                --                   --                   --                    --
               (3,174)           (41,581)         (110,424)             117,524           (5,561,733)           (1,318,378)
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
               (3,174)           (41,581)         (110,424)             117,524           (5,561,733)           (1,318,378)
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
              526,176            498,780         1,433,544           (1,818,067)          47,151,550             8,009,416
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
              523,002            457,199         1,323,120           (1,700,543)          41,589,817             6,691,038
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
            $ 502,272          $ 448,954       $ 1,353,200          $ 4,958,007         $ 40,129,323          $ 22,540,796
======================== ================== ================= ==================== ==================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                    MSF BLACKROCK
                                             MSF BLACKROCK      MSF BLACKROCK    LEGACY LARGE CAP    MSF BLACKROCK
                                               DIVERSIFIED    LARGE CAP VALUE              GROWTH     MONEY MARKET
                                                SUBACCOUNT         SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                         -------------------- ------------------ ------------------- ----------------
INVESTMENT INCOME:
      Dividends                                $ 6,243,335          $ 229,093               $ 217      $ 1,778,484
                                         -------------------- ------------------ ------------------- ----------------
EXPENSES:
      Mortality and expense risk
        charges                                  2,675,377            301,007           2,115,717        5,883,197
      Administrative charges                        13,407             24,719             183,091          432,648
                                         -------------------- ------------------ ------------------- ----------------
        Total expenses                           2,688,784            325,726           2,298,808        6,315,845
                                         -------------------- ------------------ ------------------- ----------------
           Net investment income (loss)          3,554,551            (96,633)         (2,298,591)      (4,537,361)
                                         -------------------- ------------------ ------------------- ----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                       --                 --                  --               --
      Realized gains (losses) on sale of
        investments                             (3,639,908)        (1,183,439)          2,742,618               --
                                         -------------------- ------------------ ------------------- ----------------
           Net realized gains (losses)          (3,639,908)        (1,183,439)          2,742,618               --
                                         -------------------- ------------------ ------------------- ----------------
     Change in unrealized gains (losses)
        on investments                          42,314,738          2,824,117          63,399,818               --
                                         -------------------- ------------------ ------------------- ----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                             38,674,830          1,640,678          66,142,436               --
                                         -------------------- ------------------ ------------------- ----------------
     Net increase (decrease) in net assets
        resulting from operations             $ 42,229,381        $ 1,544,045        $ 63,843,845     $ (4,537,361)
                                         ==================== ================== =================== ================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                 MSF MET/DIMENSIONAL
MSF DAVIS VENTURE    MSF FI VALUE                           MSF LOOMIS SAYLES    INTERNATIONAL SMALL              MSF METLIFE
            VALUE         LEADERS    MSF JENNISON GROWTH       SMALL CAP CORE                COMPANY    AGGRESSIVE ALLOCATION
       SUBACCOUNT      SUBACCOUNT             SUBACCOUNT       SUBACCOUNT (b)         SUBACCOUNT (b)               SUBACCOUNT
-------------------- --------------- ---------------------- -------------------- ---------------------- ------------------------
        $ 649,264     $ 2,650,021               $ 23,690                 $ --                   $ --              $ 1,026,823
-------------------- --------------- ---------------------- -------------------- ---------------------- ------------------------
          632,697       1,412,297                765,729                2,085                    325                  538,791
           49,396         118,845                 81,654                  174                     22                    6,585
-------------------- --------------- ---------------------- -------------------- --- ------------------ ------------------------
          682,093       1,531,142                847,383                2,259                    347                  545,376
-------------------- --------------- ---------------------- -------------------- --- ------------------ ------------------------
          (32,829)      1,118,879               (823,693)              (2,259)                  (347)                 481,447
-------------------- --------------- ---------------------- -------------------- --- ------------------ ------------------------
               --              --                     --                   --                     --                   84,067
       (4,049,816)    (14,115,110)            (3,764,322)               1,003                    101               (2,743,899)
-------------------- --------------- ---------------------- -------------------- --- ------------------ ------------------------
       (4,049,816)    (14,115,110)            (3,764,322)               1,003                    101               (2,659,832)
-------------------- --------------- ---------------------- -------------------- --- ------------------ ------------------------
       15,655,746      30,416,145             22,199,459               43,867                    933               15,262,035
-------------------- --------------- ---------------------- -------------------- --- ------------------ ------------------------
       11,605,930      16,301,035             18,435,137               44,870                  1,034               12,602,203
-------------------- --------------- ---------------------- -------------------- --- ------------------ ------------------------
     $ 11,573,101    $ 17,419,914           $ 17,611,444             $ 42,611                  $ 687             $ 13,083,650
==================== =============== ====================== ==================== ====================== ========================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                              MSF METLIFE            MSF METLIFE
                                             CONSERVATIVE        CONSERVATIVE TO    MSF METLIFE MID            MSF METLIFE
                                               ALLOCATION    MODERATE ALLOCATION    CAP STOCK INDEX    MODERATE ALLOCATION
                                               SUBACCOUNT             SUBACCOUNT         SUBACCOUNT             SUBACCOUNT
                                         ------------------- ---------------------- ------------------ ----------------------
INVESTMENT INCOME:
      Dividends                                 $ 872,442            $ 2,627,083           $ 91,179           $ 10,978,640
                                         ------------------- ---------------------- ------------------ ----------------------
EXPENSES:
      Mortality and expense risk
        charges                                   431,336              1,019,809             64,234              4,493,587
      Administrative charges                       27,332                 22,629                 --                 47,225
                                         ------------------- ---------------------- ------------------ ----------------------
        Total expenses                            458,668              1,042,438             64,234              4,540,812
                                         ------------------- ---------------------- ------------------ ----------------------
           Net investment income (loss)           413,774              1,584,645             26,945              6,437,828
                                         ------------------- ---------------------- ------------------ ----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                 177,132                594,022            200,594              5,793,157
      Realized gains (losses) on sale of
        investments                              (384,337)            (3,329,873)          (282,833)           (14,217,660)
                                         ------------------- ---------------------- ------------------ ----------------------
           Net realized gains (losses)           (207,205)            (2,735,851)           (82,239)            (8,424,503)
                                         ------------------- ---------------------- ------------------ ----------------------
     Change in unrealized gains (losses)
        on investments                          4,656,981             17,221,045          1,716,453             84,951,148
                                         ------------------- ---------------------- ------------------ ----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                             4,449,776             14,485,194          1,634,214             76,526,645
                                         ------------------- ---------------------- ------------------ ----------------------
     Net increase (decrease) in net assets
        resulting from operations             $ 4,863,550           $ 16,069,839        $ 1,661,159           $ 82,964,473
                                         =================== ====================== ================== ======================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

          MSF METLIFE                                                                                  MSF NEUBERGER
          MODERATE TO    MSF METLIFE STOCK    MSF MFS TOTAL                     MSF MORGAN STANLEY    BERMAN MID CAP
AGGRESSIVE ALLOCATION                INDEX           RETURN    MSF MFS VALUE            EAFE INDEX             VALUE
           SUBACCOUNT           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT            SUBACCOUNT        SUBACCOUNT
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
          $ 7,901,020          $ 9,862,835     $ 25,238,385             $ --           $ 3,024,148         $ 241,170
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
            3,610,598           12,696,510        8,561,781          991,504               776,040           231,811
               25,279              470,632          712,881           62,397                 1,165            22,597
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
            3,635,877           13,167,142        9,274,662        1,053,901               777,205           254,408
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
            4,265,143           (3,304,307)      15,963,723       (1,053,901)            2,246,943           (13,238)
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
            4,329,326            7,391,925               --               --               490,979             4,799
          (12,764,994)          (5,440,052)     (34,447,130)      (4,999,974)           (5,999,715)       (2,148,775)
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
           (8,435,668)           1,951,873      (34,447,130)      (4,999,974)           (5,508,736)       (2,143,976)
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
           81,483,365          195,977,835      110,011,807       17,381,628            20,857,492         8,013,551
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
           73,047,697          197,929,708       75,564,677       12,381,654            15,348,756         5,869,575
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
         $ 77,312,840        $ 194,625,401     $ 91,528,400     $ 11,327,753          $ 17,595,699       $ 5,856,337
======================== ==================== ================ ================ ===================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                           MSF OPPENHEIMER    MSF RUSSELL 2000    MSF T. ROWE PRICE    MSF T. ROWE PRICE
                                             GLOBAL EQUITY               INDEX     LARGE CAP GROWTH     SMALL CAP GROWTH
                                                SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------ ------------------- -------------------- --------------------
INVESTMENT INCOME:
      Dividends                                $ 7,944,004         $ 1,800,820            $ 145,238             $ 45,650
                                           ------------------ ------------------- -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                  4,394,930             989,744              635,923              978,322
      Administrative charges                       161,903               4,785               56,915               48,184
                                           ------------------ ------------------- -------------------- --------------------
        Total expenses                           4,556,833             994,529              692,838            1,026,506
                                           ------------------ ------------------- -------------------- --------------------
           Net investment income (loss)          3,387,171             806,291             (547,600)            (980,856)
                                           ------------------ ------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                       --           2,452,180                   --            2,092,270
      Realized gains (losses) on sale of
        investments                            (19,069,420)         (4,995,710)          (3,347,314)          (3,889,309)
                                           ------------------ ------------------- -------------------- --------------------
           Net realized gains (losses)         (19,069,420)         (2,543,530)          (3,347,314)          (1,797,039)
                                           ------------------ ------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                         121,479,376          22,055,715           18,732,599           26,909,994
                                           ------------------ ------------------- -------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                            102,409,956          19,512,185           15,385,285           25,112,955
                                           ------------------ ------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations            $ 105,797,127        $ 20,318,476         $ 14,837,685         $ 24,132,099
                                           ================== =================== ==================== ====================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

   MSF WESTERN ASSET    MSF WESTERN ASSET
MANAGEMENT STRATEGIC      MANAGEMENT U.S.                     PIONEER VCT CULLEN         PIONEER VCT    PIONEER VCT EQUITY
  BOND OPPORTUNITIES           GOVERNMENT    PIONEER VCT BOND              VALUE    EMERGING MARKETS                INCOME
          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
           $ 504,701          $ 9,085,048         $ 1,363,463          $ 100,891           $ 173,343             $ 566,234
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
              82,920            2,449,337             458,504            225,828             349,847               317,742
               8,452              185,480              38,371             19,424              29,112                27,465
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
              91,372            2,634,817             496,875            245,252             378,959               345,207
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
             413,329            6,450,231             866,588           (144,361)           (205,616)              221,027
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
             222,756                   --                  --                 --                  --                    --
            (154,355)            (721,385)             32,213           (813,411)         (1,576,847)           (2,218,347)
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
              68,401             (721,385)             32,213           (813,411)         (1,576,847)           (2,218,347)
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
           1,508,727             (318,941)          2,672,431          2,993,813          11,768,760             3,879,742
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
           1,577,128           (1,040,326)          2,704,644          2,180,402          10,191,913             1,661,395
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
         $ 1,990,457          $ 5,409,905         $ 3,571,232        $ 2,036,041         $ 9,986,297           $ 1,882,422
======================= ==================== ================ ===================== =================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                           PIONEER VCT          PIONEER VCT
                                                                 PIONEER VCT HIGH             IBBOTSON    IBBOTSON MODERATE
                                             PIONEER VCT FUND               YIELD    GROWTH ALLOCATION           ALLOCATION
                                                   SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                         ----------------------- ------------------- -------------------- --------------------
INVESTMENT INCOME:
      Dividends                                     $ 418,280         $ 2,852,347          $ 5,073,813          $ 3,901,482
                                         ----------------------- ------------------- -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                       470,351             657,403            4,252,233            2,278,837
      Administrative charges                           40,297              55,787              302,706              170,262
                                         ----------------------- ------------------- -------------------- --------------------
        Total expenses                                510,648             713,190            4,554,939            2,449,099
                                         ----------------------- ------------------- -------------------- --------------------
           Net investment income (loss)               (92,368)          2,139,157              518,874            1,452,383
                                         ----------------------- ------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                          --                  --                   --                   --
      Realized gains (losses) on sale of
        investments                                (2,511,656)         (3,715,616)          (6,908,239)          (5,417,146)
                                         ----------------------- ------------------- -------------------- --------------------
           Net realized gains (losses)             (2,511,656)         (3,715,616)          (6,908,239)          (5,417,146)
                                         ----------------------- ------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                              8,020,176          18,157,409           60,945,509           33,415,291
                                         ----------------------- ------------------- -------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                 5,508,520          14,441,793           54,037,270           27,998,145
                                         ----------------------- ------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                 $ 5,416,152        $ 16,580,950         $ 54,556,144         $ 29,450,528
                                         ======================= =================== ==================== ====================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

  PIONEER VCT    PIONEER VCT REAL                          UIF EQUITY AND    UIF SMALL COMPANY
MID CAP VALUE       ESTATE SHARES    UIF CAPITAL GROWTH            INCOME               GROWTH    UIF U.S. REAL ESTATE
   SUBACCOUNT          SUBACCOUNT            SUBACCOUNT        SUBACCOUNT           SUBACCOUNT              SUBACCOUNT
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
    $ 510,872           $ 427,004                  $ --       $ 3,789,548                 $ --               $ 546,438
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
      635,160             169,017               125,409         2,028,601               86,782                 244,079
       59,282              14,313                11,696           203,293                6,657                  24,877
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
      694,442             183,330               137,105         2,231,894               93,439                 268,956
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
     (183,570)            243,674              (137,105)        1,557,654              (93,439)                277,482
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
           --                  --                    --                --                   --                      --
   (5,882,485)         (2,726,121)             (228,359)       (5,413,388)            (366,726)             (3,203,984)
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
   (5,882,485)         (2,726,121)             (228,359)       (5,413,388)            (366,726)             (3,203,984)
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
   14,148,015           5,240,904             4,138,075        28,392,647            2,107,383               7,377,546
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
    8,265,530           2,514,783             3,909,716        22,979,259            1,740,657               4,173,562
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
  $ 8,081,960         $ 2,758,457           $ 3,772,611      $ 24,536,913          $ 1,647,218             $ 4,451,044
================ =================== ===================== ================= ==================== =======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                           VAN KAMPEN LIT    VAN KAMPEN LIT       VAN KAMPEN LIT
                                              UIF VALUE    CAPITAL GROWTH        GOVERNMENT    GROWTH AND INCOME
                                             SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                         ----------------- ----------------- ----------------- --------------------
INVESTMENT INCOME:
      Dividends                               $ 342,879           $ 3,281       $ 2,084,011          $ 4,709,248
                                         ----------------- ----------------- ----------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                 150,354           224,935           530,656            1,942,830
      Administrative charges                     14,844            19,645            50,752              193,773
                                         ----------------- ----------------- ----------------- --------------------
        Total expenses                          165,198           244,580           581,408            2,136,603
                                         ----------------- ----------------- ----------------- --------------------
           Net investment income (loss)         177,681          (241,299)        1,502,603            2,572,645
                                         ----------------- ----------------- ----------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                    --                --                --                   --
      Realized gains (losses) on sale of
        investments                          (1,851,398)         (776,417)         (284,663)          (6,266,645)
                                         ----------------- ----------------- ----------------- --------------------
           Net realized gains (losses)       (1,851,398)         (776,417)         (284,663)          (6,266,645)
                                         ----------------- ----------------- ----------------- --------------------
     Change in unrealized gains (losses)
        on investments                        4,160,466         7,384,771        (1,508,004)          29,356,135
                                         ----------------- ----------------- ----------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                           2,309,068         6,608,354        (1,792,667)          23,089,490
                                         ----------------- ----------------- ----------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations           $ 2,486,749       $ 6,367,055        $ (290,064)        $ 25,662,135
                                         ================= ================= ================= ====================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

61

     WELLS FARGO VT
SMALL/MID CAP VALUE
         SUBACCOUNT
----------------------
           $ 39,226
----------------------
             41,135
              2,680
----------------------
             43,815
----------------------
             (4,589)
----------------------
                 --
           (281,210)
----------------------
           (281,210)
----------------------
          1,812,544
----------------------
          1,531,334
----------------------
        $ 1,526,745
======================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                                  ALLIANCEBERNSTEIN GLOBAL
                                              AIM V.I. UTILITIES    ALGER CAPITAL APPRECIATION             THEMATIC GROWTH
                                                      SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
                                    ------------------------------- ----------------------------- ---------------------------
                                           2009             2008           2009           2008         2009           2008
                                    -------------- ---------------- -------------- -------------- ------------ --------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 69,771       $ 27,491      $   (63,185)   $   (91,381)   $  (21,101)   $   (31,714)
  Net realized gains (losses)          (276,951)         575,182       (171,791)        46,131       (84,987)       (22,007)
  Change in unrealized gains
     (losses) on investments            504,389       (2,236,607)     1,524,297     (2,807,081)      611,181     (1,152,431)
                                    -------------- ---------------- -------------- -------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting
       from operations                  297,209       (1,633,934)     1,289,321     (2,852,331)      505,093     (1,206,152)
                                    -------------- ---------------- -------------- -------------- ------------ --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                11,514           50,490          2,267         39,676        32,974         30,940
  Net transfers (including
     fixed account)                    (274,674)         (36,677)        67,417         47,378         1,345        (22,437)
  Contract charges                         (935)          (1,072)        (1,214)        (1,183)         (665)          (767)
  Transfers for contract benefits
     and terminations                  (322,570)        (652,300)      (203,330)      (545,717)      (86,751)      (547,893)
                                    -------------- ---------------- -------------- -------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions           (586,665)        (639,559)      (134,860)      (459,846)      (53,097)      (540,157)
                                    -------------- ---------------- -------------- -------------- ------------ --------------
     Net increase (decrease)
       in net assets                   (289,456)      (2,273,493)     1,154,461     (3,312,177)      451,996     (1,746,309)
NET ASSETS:
  Beginning of year                   3,005,689        5,279,182      2,946,088      6,258,265     1,068,173      2,814,482
                                    -------------- ---------------- -------------- -------------- ------------ --------------
  End of year                       $ 2,716,233    $ 3,005,689      $ 4,100,549    $ 2,946,088    $1,520,169    $ 1,068,173
                                    ============== ================ ============== ============== ============ ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                      AMERICAN FUNDS GLOBAL
       AMERICAN FUNDS BOND       AMERICAN FUNDS GLOBAL GROWTH          SMALL CAPITALIZATION              AMERICAN FUNDS GROWTH
                SUBACCOUNT                         SUBACCOUNT                    SUBACCOUNT                         SUBACCOUNT
----------------------------- ---------------------------------- ----------------------------- ----------------------------------
         2009      2008 (a)              2009            2008             2009      2008 (a)              2009            2008
---------------- ------------ ------------------ --------------- ---------------- ------------ ------------------ ---------------
  $ 138,709      $ 108,747      $    (605,821)   $   (142,104)    $    (27,481)   $     (6,288)   $    (4,220,102) $   (5,563,967)
       41,200      (66,518)        (6,576,880)     25,178,828          (75,814)         (1,312)       (24,705,289)     58,090,301
      474,040     (224,525)        69,579,164    (145,949,450)       1,073,599        (466,474)       146,571,824    (344,375,290)
---------------- ------------ ------------------ --------------- ---------------- ------------ ------------------ ---------------
      653,949     (182,296)        62,396,463    (120,912,726)         970,304        (474,074)       117,646,433    (291,848,956)
---------------- ------------ ------------------ --------------- ---------------- ------------ ------------------ ---------------
       14,031       18,748          2,103,180       4,095,898           69,989          31,938          3,589,929       6,669,922
    5,941,968    2,717,109         (3,187,187)     (4,073,076)       3,249,242       1,498,692         (3,206,464)     (9,335,039)
       (2,080)        (509)           (53,372)        (50,579)          (1,218)           (248)          (111,683)       (113,111)
     (798,020)    (177,870)       (20,898,203)    (29,031,921)        (294,260)        (38,976)       (37,939,209)    (59,936,898)
---------------- ------------ ------------------ --------------- ---------------- ------------ ------------------ ---------------
    5,155,899    2,557,478        (22,035,582)    (29,059,678)       3,023,753       1,491,406        (37,667,427)    (62,715,126)
---------------- ------------ ------------------ --------------- ---------------- ------------ ------------------ ---------------
    5,809,848    2,375,182         40,360,881    (149,972,404)       3,994,057       1,017,332         79,979,006    (354,564,082)
    2,375,182           --        171,788,338     321,760,742        1,017,332           --           341,207,267     695,771,349
---------------- ------------ ------------------ --------------- ---------------- ------------ ------------------ ---------------
  $ 8,185,030    $  2,375,182   $ 212,149,219    $171,788,338      $ 5,011,389    $  1,017,332    $   421,186,273 $   341,207,267
================ ============ ================== =============== ================ ============ ================== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                        CREDIT SUISSE TRUST
                                                                              INTERNATIONAL
                                        AMERICAN FUNDS GROWTH-INCOME        EQUITY FLEX III   DELAWARE VIP SMALL CAP VALUE
                                                          SUBACCOUNT             SUBACCOUNT                     SUBACCOUNT
                                    ----------------------------------- ------------------- ------------------------------
                                             2009               2008            2009 (b)         2009              2008
                                    ---------------- ------------------ ------------------- ------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ (791,102)     $ (889,308)      $        (1,224)    $    (62,752)  $      (169,506)
  Net realized gains (losses)         (17,517,477)        30,644,415                 13         (963,011)        1,842,673
  Change in unrealized gains
     (losses) on investments          106,008,565       (253,965,899)            11,945        6,093,453       (10,637,836)
                                    ---------------- ------------------ ------------------- ------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                 87,699,986       (224,210,792)            10,734        5,067,690        (8,964,669)
                                    ---------------- ------------------ ------------------- ------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               1,710,990          3,859,518                 53          768,029         1,169,218
  Net transfers (including
     fixed account)                    (4,005,829)       (22,119,042)         1,164,922       (1,112,736)       (3,019,184)
  Contract charges                        (98,634)           (99,249)                --           (4,072)           (2,451)
  Transfers for contract benefits
     and terminations                 (35,638,924)       (59,967,950)           (59,575)      (2,272,700)       (4,122,434)
                                    ---------------- ------------------ ------------------- ------------- ----------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions          (38,032,397)       (78,326,723)         1,105,400       (2,621,479)       (5,974,851)
                                    ---------------- ------------------ ------------------- ------------- ----------------
     Net increase (decrease)
       in net assets                   49,667,589       (302,537,515)         1,116,134        2,446,211       (14,939,520)
NET ASSETS:
  Beginning of year                   327,273,662        629,811,177                 --       18,558,123        33,497,643
                                    ---------------- ------------------ ------------------- ------------- ----------------
  End of year                       $ 376,941,251    $ 327,273,662      $     1,116,134     $ 21,004,334   $    18,558,123
                                    ================ ================== =================== ============= ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

DREYFUS SOCIALLY RESPONSIBLE
                     GROWTH              DWSI CAPITAL GROWTH      DWSI GLOBAL OPPORTUNITIES               DWSI HEALTH CARE
                 SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
------------------------------- ------------------------------- ------------------------------ ------------------------------
       2009             2008              2009          2008             2009          2008             2009           2008
-------------- ---------------- ----------------- ------------- ---------------- ------------- ---------------- -------------
$ (7,445)      $     (10,996)   $    (84,745)      $ (182,493)   $     (18,294)  $  (110,568)   $     (26,049)  $   (89,831)
     (8,612)          (2,702)       (428,918)         269,436         (520,689)      802,913         (328,200)      712,873
    167,504         (282,713)      2,567,860       (5,437,835)       1,875,555    (4,347,920)         876,549    (1,898,312)
-------------- ---------------- ----------------- ------------- ---------------- ------------- ---------------- -------------
    151,447         (296,411)      2,054,197       (5,350,892)       1,336,572    (3,655,575)         522,300    (1,275,270)
-------------- ---------------- ----------------- ------------- ---------------- ------------- ---------------- -------------
         --            2,631          45,060           51,494           31,397        46,560           18,171        25,319
     17,405           11,883         (22,283)      (1,705,808)        (260,268)      (62,435)        (692,774)     (264,427)
       (188)            (186)         (3,801)          (4,034)          (1,317)       (1,418)          (1,130)       (1,104)
    (24,169)         (14,953)     (1,241,898)      (1,359,460)        (205,835)     (494,530)        (296,064)     (409,210)
-------------- ---------------- ----------------- ------------- ---------------- ------------- ---------------- -------------
     (6,952)            (625)     (1,222,922)      (3,017,808)        (436,023)     (511,823)        (971,797)     (649,422)
-------------- ---------------- ----------------- ------------- ---------------- ------------- ---------------- -------------
    144,495         (297,036)        831,275       (8,368,700)         900,549    (4,167,398)        (449,497)   (1,924,692)
    495,408          792,444       9,638,233       18,006,933        3,249,955     7,417,353        3,485,472     5,410,164
-------------- ---------------- ----------------- ------------- ---------------- ------------- ---------------- -------------
$ 639,903      $     495,408    $ 10,469,508      $ 9,638,233    $   4,150,504   $ 3,249,955    $   3,035,975   $ 3,485,472
============== ================ ================= ============= ================ ============= ================ =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                        DWSII GOVERNMENT & AGENCY     DWSII DREMAN SMALL MID CAP
                                                       SECURITIES                          VALUE       DWSII GLOBAL THEMATIC
                                                       SUBACCOUNT                     SUBACCOUNT                  SUBACCOUNT
                                    -------------------------------- ------------------------------ ---------------------------
                                           2009              2008            2009           2008         2009           2008
                                    --------------- ---------------- --------------- -------------- ------------ --------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 189,586        $ 161,042      $  (25,909)    $   (85,024)   $   (31,200) $     (59,432)
  Net realized gains (losses)            78,507          (16,194)     (1,775,916)      4,834,318       (963,630)     1,461,215
  Change in unrealized gains
     (losses) on investments            114,010          (17,071)      4,133,959     (10,319,630)     2,464,090     (5,697,593)
                                    --------------- ---------------- --------------- -------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting
       from operations                  382,103          127,777       2,332,134      (5,570,336)     1,469,260     (4,295,810)
                                    --------------- ---------------- --------------- -------------- ------------ --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                27,127           45,559          25,171          67,741         15,288         31,254
  Net transfers (including
     fixed account)                     (97,347)       3,768,709        (416,275)     (1,097,326)      (220,460)      (849,432)
  Contract charges                       (2,004)          (1,627)         (3,132)         (3,214)        (1,306)        (1,295)
  Transfers for contract benefits
     and terminations                (1,661,665)      (1,032,141)       (818,717)     (1,456,971)      (305,950)      (685,930)
                                    --------------- ---------------- --------------- -------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions         (1,733,889)       2,780,500      (1,212,953)     (2,489,770)      (512,428)    (1,505,403)
                                    --------------- ---------------- --------------- -------------- ------------ --------------
     Net increase (decrease)
       in net assets                 (1,351,786)       2,908,277       1,119,181      (8,060,106)       956,832     (5,801,213)
NET ASSETS:
  Beginning of year                   7,663,328        4,755,051       9,778,847      17,838,953      4,073,603      9,874,816
                                    --------------- ---------------- --------------- -------------- ------------ --------------
  End of year                       $ 6,311,542      $ 7,663,328     $10,898,028     $ 9,778,847    $ 5,030,435  $   4,073,603
                                    ============== ================= =============== ============== ============ ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                  FIDELITY VIP DYNAMIC CAPITAL
           DWSII TECHNOLOGY            FIDELITY VIP CONTRAFUND                    APPRECIATION         FIDELITY VIP EQUITY-INCOME
                 SUBACCOUNT                         SUBACCOUNT                      SUBACCOUNT                         SUBACCOUNT
------------------------------ ---------------------------------- ------------------------------- ----------------------------------
         2009          2008               2009            2008             2009           2008               2009            2008
---------------- ------------- ------------------ --------------- ---------------- -------------- ------------------ ---------------
   $  (38,505)    $   (45,310)   $    (790,112)    $  (2,491,871)   $     (34,337)  $    (40,740)   $     2,261,962    $  3,610,598
     (142,956)        (65,877)     (16,708,345)       (4,273,545)        (129,793)       (16,974)       (10,652,547)     (6,497,573)
    1,081,036      (1,329,213)      82,793,336      (159,012,593)         818,618     (1,661,209)        62,113,756    (158,555,008)
---------------- ------------- ------------------ --------------- ---------------- -------------- ------------------ ---------------
      899,575      (1,440,400)      65,294,879      (165,778,009)         654,488     (1,718,923)        53,723,171    (161,441,983)
---------------- ------------- ------------------ --------------- ---------------- -------------- ------------------ ---------------
       14,506          26,550        8,923,870        12,523,302           37,546         84,750         10,893,760      16,011,209
      475,552        (122,312)        (716,148)       (2,132,610)         (52,568)      (530,611)        (6,636,933)    (24,029,309)
         (844)           (758)        (120,314)         (123,002)            (821)          (692)          (221,912)       (252,582)
     (312,792)       (138,735)     (20,640,415)      (35,694,869)        (170,595)      (321,030)       (17,175,039)    (31,660,417)
---------------- ------------- ------------------ --------------- ---------------- -------------- ------------------ ---------------
      176,422        (235,255)     (12,553,007)      (25,427,179)        (186,438)      (767,583)       (13,140,124)    (39,931,099)
---------------- ------------- ------------------ --------------- ---------------- -------------- ------------------ ---------------
    1,075,997      (1,675,655)      52,741,872      (191,205,188)         468,050     (2,486,506)        40,583,047    (201,373,082)
    1,509,302       3,184,957      204,385,840       395,591,028        2,110,918      4,597,424        199,519,894     400,892,976
---------------- ------------- ------------------ --------------- ---------------- -------------- ------------------ ---------------
   $2,585,299     $ 1,509,302    $ 257,127,712     $ 204,385,840    $   2,578,968   $  2,110,918    $   240,102,941    $199,519,894
================ ============= ================== =============== ================ ============== ================== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                                         FTVIPT FRANKLIN INCOME
                                       FIDELITY VIP HIGH INCOME              FIDELITY VIP MID CAP                    SECURITIES
                                                     SUBACCOUNT                        SUBACCOUNT                    SUBACCOUNT
                                 --------------------------------- --------------------------------- -----------------------------
                                         2009              2008             2009             2008          2009            2008
                                 --------------- ----------------- ---------------- ---------------- ------------- ---------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)   $  1,919,395     $   2,315,834     $ (2,749,317)    $ (4,544,559)   $ 1,994,625    $  1,141,913
  Net realized gains (losses)      (1,567,583)       (1,196,314)     (11,541,600)      53,982,650     (1,539,514)       (652,981)
  Change in unrealized gains
     (losses) on investments        9,420,622        (9,618,517)      96,991,411     (215,124,181)     9,278,014     (11,768,551)
                                 --------------- ----------------- ---------------- ---------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              9,772,434        (8,498,997)      82,700,494     (165,686,090)     9,733,125     (11,279,619)
                                 --------------- ----------------- ---------------- ---------------- ------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners           1,168,468         1,242,887       11,429,630       17,669,552        122,335         104,965
  Net transfers (including
     fixed account)                  (154,405)       (1,439,819)      (4,886,037)     (16,505,114)    10,654,161       5,509,171
  Contract charges                    (27,334)          (27,738)        (139,312)        (145,548)        (6,415)         (4,325)
  Transfers for contract
     benefits
     and terminations              (3,059,687)       (3,216,660)     (22,453,024)     (38,463,190)    (3,829,278)     (3,608,708)
                                 --------------- ----------------- ---------------- ---------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from
       contract transactions       (2,072,958)       (3,441,330)     (16,048,743)     (37,444,300)     6,940,803       2,001,103
                                 --------------- ----------------- ---------------- ---------------- ------------- ---------------
     Net increase (decrease)
       in net assets                7,699,476       (11,940,327)      66,651,751     (203,130,390)    16,673,928      (9,278,516)
NET ASSETS:
  Beginning of year                23,781,248        35,721,575      232,101,268      435,231,658     25,140,094      34,418,610
                                 --------------- ----------------- ---------------- ---------------- ------------- ---------------
  End of year                    $ 31,480,724     $  23,781,248     $298,753,019     $232,101,268    $41,814,022    $ 25,140,094
                                 =============== ================= ================ ================ ============= ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

       FTVIPT FRANKLIN RISING  FTVIPT FRANKLIN SMALL-MID CAP                                         FTVIPT TEMPLETON DEVELOPING
         DIVIDENDS SECURITIES              GROWTH SECURITIES   FTVIPT MUTUAL SHARES SECURITIES                MARKETS SECURITIES
                   SUBACCOUNT                     SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT
------------------------------ ------------------------------- ---------------------------------- ---------------------------------
          2009          2008             2009          2008              2009             2008              2009            2008
---------------- ------------- ---------------- -------------- ----------------- ---------------- ----------------- ---------------
$      (96,356)   $  (28,769)   $  (666,739)     $  (907,644)     $    122,795        $ 889,708      $    630,060    $    177,411
    (1,416,329)     (334,360)    (2,917,638)       5,243,480        (3,008,444)       1,537,858        (1,809,059)     23,030,599
     4,327,402    (9,350,267)    16,747,645      (30,953,725)       12,517,371      (33,386,323)       13,249,671     (65,209,597)
---------------- ------------- ---------------- -------------- ----------------- ---------------- ----------------- ---------------
     2,814,717    (9,713,396)    13,163,268      (26,617,889)        9,631,722      (30,958,757)       12,070,672     (42,001,587)
---------------- ------------- ---------------- -------------- ----------------- ---------------- ----------------- ---------------
       114,740       747,655        493,680        1,022,356           181,390          787,259         1,963,269       3,248,389
    (1,057,711)   (2,278,656)     1,140,202       (2,495,602)          193,954       (4,868,005)        2,242,506     (91,131,411)
        (9,196)       (9,296)       (18,154)         (18,087)          (20,435)         (22,059)          (18,675)        (21,219)
    (1,985,005)   (3,445,949)    (3,163,976)      (6,580,391)       (5,103,719)      (8,084,621)       (1,763,389)     (6,070,296)
---------------- ------------- ---------------- -------------- ----------------- ---------------- ----------------- ---------------
    (2,937,172)   (4,986,246)    (1,548,248)      (8,071,724)       (4,748,810)     (12,187,426)        2,423,711     (93,974,537)
---------------- ------------- ---------------- -------------- ----------------- ---------------- ----------------- ---------------
      (122,455)  (14,699,642)    11,615,020      (34,689,613)        4,882,912      (43,146,183)       14,494,383    (135,976,124)
    21,687,343    36,386,985     32,498,385       67,187,998        45,238,751       88,384,934        16,745,138     152,721,262
---------------- ------------- ---------------- -------------- ----------------- ---------------- ----------------- ---------------
$   21,564,888   $21,687,343   $ 44,113,405      $32,498,385     $  50,121,663     $ 45,238,751      $ 31,239,521    $ 16,745,138
================ ============= ================ ============== ================= ================ ================= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                          FTVIPT TEMPLETON FOREIGN         FTVIPT TEMPLETON GROWTH
                                                        SECURITIES                      SECURITIES        JANUS ASPEN ENTERPRISE
                                                        SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                  ----------------------------------- ------------------------------- -----------------------------
                                           2009               2008            2009            2008          2009            2008
                                  ---------------- ------------------ --------------- --------------- ------------- ---------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)    $   1,984,994    $     1,048,056    $    413,275    $     58,313    $  (237,418)   $   (345,794)
  Net realized gains (losses)        (1,536,102)        20,467,386      (2,348,467)      1,967,334       (724,584)      1,503,330
  Change in unrealized gains
     (losses) on investments         38,123,807       (114,496,778)      8,945,989     (23,386,449)     6,330,570     (12,730,826)
                                  ---------------- ------------------ --------------- --------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations               38,572,699        (92,981,336)      7,010,797     (21,360,802)     5,368,568     (11,573,290)
                                  ---------------- ------------------ --------------- --------------- ------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             1,930,577          2,957,266         135,958         263,429        374,347       1,024,615
  Net transfers (including
     fixed account)                  (4,329,483)        (7,608,103)       (229,946)         10,794       (724,842)       (517,484)
  Contract charges                      (41,237)           (40,943)        (15,114)        (15,691)        (5,404)         (5,794)
  Transfers for contract benefits
     and terminations               (13,483,049)       (21,601,173)     (2,712,248)     (4,437,436)    (1,764,183)     (2,482,216)
                                  ---------------- ------------------ --------------- --------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions   (15,923,192)       (26,292,953)     (2,821,350)     (4,178,904)    (2,120,082)     (1,980,879)
                                  ---------------- ------------------ --------------- --------------- ------------- ---------------
     Net increase (decrease)
       in net assets                 22,649,507       (119,274,289)      4,189,447     (25,539,706)     3,248,486     (13,554,169)
NET ASSETS:
  Beginning of year                 121,590,564        240,864,853      26,545,651      52,085,357     13,787,452      27,341,621
                                  ---------------- ------------------ --------------- --------------- ------------- ---------------
  End of year                     $ 144,240,071    $   121,590,564    $ 30,735,098    $ 26,545,651    $17,035,938    $ 13,787,452
                                  ================ ================== =============== =============== ============= ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

JANUS ASPEN GLOBAL LIFE SCIENCES JANUS ASPEN GLOBAL TECHNOLOGY             JANUS ASPEN OVERSEAS  JANUS ASPEN PERKINS MID CAP VALUE
                      SUBACCOUNT                    SUBACCOUNT                       SUBACCOUNT                         SUBACCOUNT
-------------------------------- -------------------------------- ------------------------------ ----------------------------------
         2009              2008           2009            2008              2009         2008             2009              2008
--------------- ---------------- ---------------- --------------- --------------- -------------- -------------- -----------------
$     (65,082)  $       (97,412) $    (101,616)   $   (128,421)   $     (574,081) $   (164,459)   $    (30,302)  $       (36,924)
      147,284           515,283       (244,032)       (123,645)        1,013,290    13,444,378           7,637           406,277
      814,440        (2,583,481)     2,947,239      (4,309,848)       33,888,245   (65,791,608)        647,116        (1,306,582)
--------------- ---------------- ---------------- --------------- --------------- -------------- -------------- -----------------
      896,642        (2,165,610)     2,601,591      (4,561,914)       34,327,454   (52,511,689)        624,451          (937,229)
--------------- ---------------- ---------------- --------------- --------------- -------------- -------------- -----------------
        3,782             4,226         13,205          24,603         4,554,697     6,820,699          16,500                --
     (253,711)         (352,261)       485,712        (158,477)          691,509    (2,219,184)        (27,459)           24,812
       (2,829)           (3,262)        (3,683)         (3,819)          (54,179)      (50,468)           (457)             (462)
     (768,383)       (1,223,754)      (655,431)     (1,229,082)       (5,509,534)   (5,662,321)       (361,047)         (502,273)
--------------- ---------------- ---------------- --------------- --------------- -------------- -------------- -----------------
   (1,021,141)       (1,575,051)      (160,197)     (1,366,775)         (317,507)   (1,111,274)       (372,463)         (477,923)
--------------- ---------------- ---------------- --------------- --------------- -------------- -------------- -----------------
     (124,499)       (3,740,661)     2,441,394      (5,928,689)       34,009,947   (53,622,963)        251,988        (1,415,152)
    4,534,181         8,274,842      4,935,515      10,864,204        45,301,896    98,924,859       2,201,304         3,616,456
--------------- ---------------- ---------------- --------------- --------------- -------------- -------------- -----------------
$   4,409,682   $     4,534,181  $   7,376,909    $  4,935,515    $   79,311,843  $ 45,301,896    $  2,453,292   $     2,201,304
=============== ================ ================ =============== =============== ============== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                     LMPVET BATTERYMARCH VARIABLE     LMPVET CLEARBRIDGE VARIABLE
                                           JANUS ASPEN WORLDWIDE                    GLOBAL EQUITY           EQUITY INCOME BUILDER
                                                      SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                    ------------------------------- -------------------------------- -------------------------------
                                           2009             2008            2009             2008           2009             2008
                                    -------------- ---------------- --------------- ---------------- -------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $ 6,345    $    (103,705)    $   424,285     $ (1,125,784)   $  1,602,729   $   (1,938,875)
  Net realized gains (losses)           (75,022)       4,444,624      (3,836,943)       6,324,271     (14,524,548)      (8,947,363)
  Change in unrealized gains
     (losses) on investments            381,968       (6,683,395)      9,668,932      (35,987,482)      36,785,072     (71,866,879)
                                    -------------- ---------------- --------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                  313,291       (2,342,476)      6,256,274      (30,788,995)      23,863,253     (82,753,117)
                                    -------------- ---------------- --------------- ---------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               121,118          193,865          25,154          192,764          768,503       1,979,925
  Net transfers (including
     fixed account)                     (79,484)     (23,767,018)     (1,868,570)      (4,116,433)      (5,254,861)    (16,389,562)
  Contract charges                         (193)            (153)        (12,237)         (12,186)         (47,584)        (48,397)
  Transfers for contract benefits
     and terminations                  (206,698)      (1,494,294)     (2,935,083)     (10,047,512)     (13,628,806)    (27,085,025)
                                    -------------- ---------------- --------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions           (165,257)     (25,067,600)     (4,790,736)     (13,983,367)     (18,162,748)    (41,543,059)
                                    -------------- ---------------- --------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets                    148,034      (27,410,076)      1,465,538      (44,772,362)       5,700,505    (124,296,176)
NET ASSETS:
  Beginning of year                     933,270       28,343,346      37,811,490       82,583,852      131,469,976     255,766,152
                                    -------------- ---------------- --------------- ---------------- -------------- ----------------
  End of year                       $ 1,081,304      $   933,270     $39,277,028     $ 37,811,490     $137,170,481   $ 131,469,976
                                    ============== ================ =============== ================ ============== ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

    LMPVET CLEARBRIDGE VARIABLE        LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE
              AGGRESSIVE GROWTH                       APPRECIATION                         CAPITAL              DIVIDEND STRATEGY
                     SUBACCOUNT                         SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
---------------------------------- ------------------------------- -------------------------------- --------------------------------
           2009            2008               2009          2008              2009          2008              2009           2008
------------------ --------------- ---------------- -------------- ---------------- --------------- ----------------- --------------
$ (7,051,093)      $(10,682,078)     $   2,090,272 $  (2,640,096)  $    (1,344,358) $ (3,119,209)      $   139,711    $   603,598
    (17,861,687)      6,981,186        (30,028,463)   22,333,532       (12,702,092)   29,866,607        (2,302,035)    (1,314,142)
    149,132,490    (321,052,738)       106,224,694  (238,791,753)       46,179,122  (107,121,597)        8,948,351    (17,573,568)
------------------ --------------- ---------------- -------------- ---------------- --------------- ----------------- --------------
    124,219,710    (324,753,630)        78,286,503  (219,098,317)       32,132,672   (80,374,199)        6,786,027    (18,284,112)
------------------ --------------- ---------------- -------------- ---------------- --------------- ----------------- --------------
      5,542,412       8,925,401          2,600,191     4,365,406             8,676        80,293           219,993        390,250
    (20,163,235)    (42,347,744)       (11,998,752)  (48,805,811)       (6,336,360)  (18,356,010)         (933,717)    (3,081,498)
       (371,456)       (415,120)          (342,983)     (391,070)          (35,240)      (36,590)          (35,116)       (39,155)
    (51,924,996)    (85,476,209)       (58,044,381)  (97,667,163)      (10,767,950)  (27,850,590)       (4,884,975)    (8,066,270)
------------------ --------------- ---------------- -------------- ---------------- --------------- ----------------- --------------
    (66,917,275)   (119,313,672)       (67,785,925) (142,498,638)      (17,130,874)  (46,162,897)       (5,633,815)   (10,796,673)
------------------ --------------- ---------------- -------------- ---------------- --------------- ----------------- --------------
     57,302,435    (444,067,302)        10,500,578  (361,596,955)       15,001,798  (126,537,096)        1,152,212    (29,080,785)
    428,934,280     873,001,582        453,131,027   814,727,982        95,061,000   221,598,096        38,759,544     67,840,329
------------------ --------------- ---------------- -------------- ---------------- --------------- ----------------- --------------
$   486,236,715    $428,934,280    $   463,631,605  $453,131,027   $   110,062,798  $ 95,061,000    $   39,911,756    $38,759,544
================== =============== ================ ============== ================ =============== ================= ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                   LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE
                                             FUNDAMENTAL VALUE                         INVESTORS                LARGE CAP GROWTH
                                                    SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
                              ----------------------------------- --------------------------------- -------------------------------
                                       2009               2008             2009             2008           2009             2008
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income
 (loss)                        $ (1,084,649)     $     146,583    $     685,081     $   (591,328)   $(1,701,740)    $ (2,434,388)
  Net realized gains (losses)   (34,264,282)       (14,805,483)     (14,240,352)      (1,502,162)    (4,162,966)          88,318
  Change in unrealized gains
     (losses) on investments    144,706,434       (286,063,407)      46,249,821     (105,245,206)    47,784,748      (76,817,254)
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets
       resulting
       from operations          109,357,503       (300,722,307)      32,694,550     (107,338,696)    41,920,042      (79,163,324)
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners         5,068,079          8,621,864        1,516,788        2,488,133        969,736        1,798,240
  Net transfers (including
     fixed account)             (20,340,485)       (48,654,348)      (5,165,234)     (16,377,761)    (5,377,553)     (12,440,014)
  Contract charges                 (295,178)          (319,653)        (113,847)        (129,821)       (63,731)         (68,335)
  Transfers for contract
     benefits
     and terminations           (56,687,701)      (100,575,463)     (22,376,338)     (43,469,753)   (15,160,894)     (28,733,323)
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets
       resulting
       from
       contract transactions    (72,255,285)      (140,927,600)     (26,138,631)     (57,489,202)   (19,632,442)     (39,443,432)
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets             37,102,218       (441,649,907)       6,555,919     (164,827,898)    22,287,600     (118,606,756)
NET ASSETS:
  Beginning of year             457,409,846        899,059,753      166,124,166      330,952,064    115,654,875      234,261,631
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
  End of year                 $ 494,512,064    $   457,409,846    $ 172,680,085    $ 166,124,166    $137,942,475    $115,654,875
                              ================ ================== ================ ================ ============== ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

  LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE    LMPVET GLOBAL CURRENTS VARIABLE  LMPVET INVESTMENT COUNSEL VARIABLE
                 MID CAP CORE               SMALL CAP GROWTH  INTERNATIONAL ALL CAP OPPORTUNITY                    SOCIAL AWARENESS
                   SUBACCOUNT                     SUBACCOUNT                         SUBACCOUNT                          SUBACCOUNT
------------------------------- ------------------------------ --------------------------------- ----------------------------------
          2009          2008              2009         2008              2009             2008            2009                2008
---------------- ------------- --------------- -------------- --------------- ----------------- ----------------- -----------------
 $    (712,816)   $ (1,269,715)  $    (983,278) $ (1,455,340)   $    (124,738) $       590,857   $     102,706     $       342,811
    (4,817,934)     (3,753,382)     (4,191,230)    1,045,510      (12,308,346)     (12,209,484)     (1,676,548)           (938,481)
    22,148,353     (29,132,186)     25,432,378   (40,484,444)      28,306,410      (44,954,847)     11,411,988         (18,204,899)
---------------- ------------- --------------- -------------- --------------- ----------------- ----------------- -----------------
    16,617,603     (34,155,283)     20,257,870   (40,894,274)      15,873,326      (56,573,474)      9,838,146         (18,800,569)
---------------- ------------- --------------- -------------- --------------- ----------------- ----------------- -----------------
       181,097         404,885         972,776     1,401,801        1,013,444        1,703,924       1,664,098           2,435,962
    (2,694,717)     (6,563,468)       (254,063)   (6,153,396)      (1,310,696)      (3,537,285)     (1,318,402)         (1,913,333)
       (32,020)        (35,978)        (30,235)      (33,507)         (67,770)         (75,243)        (53,521)            (57,222)
    (6,750,987)    (11,479,223)     (6,371,456)  (11,268,492)      (8,020,793)     (16,060,554)     (4,566,254)         (6,794,422)
---------------- ------------- --------------- -------------- --------------- ----------------- ----------------- -----------------
    (9,296,627)    (17,673,784)     (5,682,978)  (16,053,594)      (8,385,815)     (17,969,158)     (4,274,079)         (6,329,015)
---------------- ------------- --------------- -------------- --------------- ----------------- ----------------- -----------------
     7,320,976     (51,829,067)     14,574,892   (56,947,868)       7,487,511      (74,542,632)      5,564,067         (25,129,584)
    55,520,897     107,349,964      53,919,156   110,867,024       65,489,475      140,032,107      50,092,116          75,221,700
---------------- ------------- --------------- -------------- --------------- ----------------- ----------------- -----------------
$   62,841,873    $ 55,520,897   $  68,494,048  $ 53,919,156    $  72,976,986   $   65,489,475   $  55,656,183     $    50,092,116
================ ============= =============== ============== =============== ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                              LMPVET LIFESTYLE ALLOCATION 50%      LMPVET LIFESTYLE ALLOCATION 70%   LMPVET LIFESTYLE ALLOCATION 85%
                                                   SUBACCOUNT                           SUBACCOUNT                        SUBACCOUNT
                              ------------------------------- ------- ------------------------------ -------------------------------
                                       2009              2008                 2009           2008          2009                2008
                              ---------------- --------------         -------------- --------------- ------------ ------------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income
 (loss)                        $  3,307,936         $    2,479,250     $ 1,055,046    $   643,117    $   273,649      $     101,157
  Net realized gains (losses)    (6,644,148)               512,059      (3,894,622)    (2,801,886)    (2,712,191)        (1,546,513)
  Change in unrealized gains
     (losses) on investments     28,756,003            (47,437,354)     16,767,233    (25,721,491)    10,599,302        (19,093,660)
                              ---------------- ---------------------- -------------- --------------- ------------ ------------------
     Net increase (decrease)
       in net assets
       resulting
       from operations           25,419,791            (44,446,045)     13,927,657    (27,880,260)     8,160,760        (20,539,016)
                              ---------------- ---------------------- -------------- --------------- ------------ ------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners           421,353                556,869         404,966        745,232        223,317            544,794
  Net transfers (including
     fixed account)              (2,074,026)            (3,284,578)       (878,539)    (1,094,099)      (918,880)           156,260
  Contract charges                  (71,612)               (85,586)        (64,159)       (73,518)       (47,938)           (55,245)
  Transfers for contract
     benefits
     and terminations           (17,826,389)           (26,535,523)     (7,039,118)   (12,414,104)    (3,591,201)        (8,089,907)
                              ---------------- ---------------------- -------------- --------------- ------------ ------------------
     Net increase (decrease)
       in net assets
       resulting from
       contract transactions    (19,550,674)           (29,348,818)     (7,576,850)   (12,836,489)    (4,334,702)        (7,444,098)
                              ---------------- ---------------------- -------------- --------------- ------------ ------------------
     Net increase (decrease)
       in net assets              5,869,117            (73,794,863)      6,350,807    (40,716,749)     3,826,058        (27,983,114)
NET ASSETS:
  Beginning of year              98,139,570            171,934,433      50,738,235     91,454,984     30,330,127         58,313,241
                              ---------------- ---------------------- -------------- --------------- ------------ ------------------
  End of year                  $104,008,687         $   98,139,570     $57,089,042    $50,738,235    $34,156,185       $ 30,330,127
                              ================ ====================== =============  =============== ============ ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

LMPVIT WESTERN ASSET VARIABLE  LMPVIT WESTERN ASSET VARIABLE    LMPVIT WESTERN ASSET VARIABLE      LMPVIT WESTERN ASSET VARIABLE
       ADJUSTABLE RATE INCOME   DIVERSIFIED STRATEGIC INCOME           GLOBAL HIGH YIELD BOND                        HIGH INCOME
                   SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT                         SUBACCOUNT
------------------------------ -------------------------------- -------------------------------- --------------------------------
          2009         2008              2009           2008              2009           2008               2009          2008
--------------- -------------- ----------------- -------------- ----------------- -------------- ---------------- ---------------
     $ 1,689    $   617,188     $   1,187,313    $ 1,805,621     $   1,101,593    $ 1,256,829     $   12,878,981  $ 14,780,997
    (1,237,717)  (1,744,008)       (1,650,498)    (2,437,742)       (1,124,277)      (759,385)       (13,761,983)  (14,694,020)
     3,615,554   (4,846,224)        6,040,840     (6,518,920)        5,223,839     (5,842,294)        60,394,730   (57,188,572)
--------------- -------------- ----------------- -------------- ----------------- -------------- ---------------- ---------------
     2,379,526   (5,973,044)        5,577,655     (7,151,041)        5,201,155     (5,344,850)        59,511,728   (57,101,595)
--------------- -------------- ----------------- -------------- ----------------- -------------- ---------------- ---------------
       146,166      297,371            31,283          2,520            17,424         21,255            492,931     1,057,627
       509,089   (2,718,587)       (1,415,849)    (2,221,054)        1,163,720       (836,592)        (6,744,472)  (14,809,942)
        (4,710)      (5,004)           (9,247)        (9,538)           (2,558)        (2,481)           (61,218)      (63,309)
    (2,419,377)  (5,203,533)       (4,505,429)    (9,758,886)       (1,935,342)    (2,023,159)       (17,104,190)  (29,348,192)
--------------- -------------- ----------------- -------------- ----------------- -------------- ---------------- ---------------
    (1,768,832)  (7,629,753)       (5,899,242)   (11,986,958)         (756,756)    (2,840,977)       (23,416,949)  (43,163,816)
--------------- -------------- ----------------- -------------- ----------------- -------------- ---------------- ---------------
       610,694  (13,602,797)         (321,587)   (19,137,999)        4,444,399     (8,185,827)        36,094,779  (100,265,411)
    16,918,729   30,521,526        34,921,049     54,059,048        10,450,813     18,636,640        115,143,440   215,408,851
--------------- -------------- ----------------- -------------- ----------------- -------------- ---------------- ---------------
$ 17,529,423    $16,918,729      $ 34,599,462    $34,921,049     $  14,895,212    $10,450,813     $ 151,238,219   $115,143,440
=============== ============== ================= ============== ================= ============== ================ ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                  LMPVIT WESTERN ASSET VARIABLE    LMPVIT WESTERN ASSET VARIABLE    MIST AMERICAN FUNDS BALANCED
                                                   MONEY MARKET                   STRATEGIC BOND        ALLOCATION
                                                     SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                               ----------------------------------- -------------------------------- -------------------------------
                                        2009               2008            2009             2008       2009              2008 (a)
                               ---------------- ------------------ --------------- ---------------- ------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)  $ (4,222,346)     $   2,377,684    $    859,256     $  1,569,046    $  (3,537)          $  11,203
  Net realized gains (losses)             --                 --      (1,100,885)      (1,709,334)      (2,084)              (2,050)
  Change in unrealized gains
     (losses) on investments              --                 --       5,935,050       (7,636,352)     160,261              (53,327)
                               ---------------- ------------------ --------------- ---------------- ------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from operations            (4,222,346)         2,377,684       5,693,421       (7,776,640)     154,640              (44,174)
                               ---------------- ------------------ --------------- ---------------- ------------- -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners          2,955,932          5,878,809           7,220           74,985      320,557              153,405
  Net transfers (including
     fixed account)                5,762,379        232,037,321       2,613,984       (2,873,419)     197,687              222,951
  Contract charges                   (95,517)           (72,944)         (4,939)          (4,566)        (224)                  --
  Transfers for contract
     benefits
     and terminations           (106,871,806)      (134,617,023)     (4,288,148)      (5,118,590)     (31,577)              (7,206)
                               ---------------- ------------------ --------------- ---------------- ------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions              (98,249,015)       103,226,163      (1,671,883)      (7,921,590)     486,443              369,150
                               ---------------- ------------------ --------------- ---------------- ------------- -----------------
     Net increase (decrease)
       in net assets            (102,471,361)       105,603,847       4,021,538      (15,698,230)     641,083              324,976
NET ASSETS:
  Beginning of year              338,022,005        232,418,158      30,221,472       45,919,702      324,976                   --
                               ---------------- ------------------ --------------- ---------------- ------------- -----------------
  End of year                  $ 235,550,647    $   338,022,005    $ 34,243,010     $ 30,221,472    $ 966,059            $ 324,976
                               ================ ================== =============== ================ ========== ====================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

MIST AMERICAN FUNDS GROWTH    MIST AMERICAN FUNDS MODERATE       MIST BATTERYMARCH GROWTH AND
                ALLOCATION                      ALLOCATION                             INCOME         MIST BLACKROCK HIGH YIELD
                SUBACCOUNT                      SUBACCOUNT                         SUBACCOUNT                        SUBACCOUNT
----------------------------- ------------------------------- ---------------------------------- ---------------------------------
       2009        2008 (a)          2009          2008 (a)              2009            2008               2009           2008
-------------- -------------- -------------- ---------------- ------------------ --------------- ------------------ --------------
$    (2,701)      $  9,580    $    (1,999)   $       3,334    $     2,451,214    $    869,227    $     3,942,494    $ 6,246,964
     (3,419)        (1,143)           257              (33)       (16,872,998)     37,057,822         (3,320,122)    (4,075,599)
    142,000        (70,650)        60,785          (20,669)        58,842,052    (192,954,457)        33,546,583    (30,512,042)
-------------- -------------- -------------- ---------------- ------------------ --------------- ------------------ --------------
    135,880        (62,213)        59,043          (17,368)        44,420,268    (155,027,408)        34,168,955    (28,340,677)
-------------- -------------- -------------- ---------------- ------------------ --------------- ------------------ --------------
    304,211         89,672        154,163           64,926          4,446,298       7,429,266          2,835,110      3,263,835
    100,506        210,873        325,211           50,616         (6,613,857)    (14,248,935)         2,735,589     (2,251,185)
       (203)            --           (338)              --           (223,627)       (255,637)           (50,803)       (49,656)
    (38,467)        (7,251)        (8,618)             559        (19,408,271)    (39,080,820)       (11,868,622)   (15,406,466)
-------------- -------------- -------------- ---------------- ------------------ --------------- ------------------ --------------
    366,047        293,294        470,418          116,101        (21,799,457)    (46,156,126)        (6,348,726)   (14,443,472)
-------------- -------------- -------------- ---------------- ------------------ --------------- ------------------ --------------
    501,927        231,081        529,461           98,733         22,620,811    (201,183,534)        27,820,229    (42,784,149)
    231,081             --         98,733               --        239,145,150     440,328,684         78,057,547    120,841,696
-------------- -------------- -------------- ---------------- ------------------ --------------- ------------------ --------------
$ 733,008         $231,081    $ 628,194      $      98,733    $ 261,765,961      $239,145,150    $   105,877,776    $ 78,057,547
============== ============== ============== ================ ================== =============== ================== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                MIST BLACKROCK LARGE CAP CORE    MIST CLARION GLOBAL REAL ESTATE    MIST DREMAN SMALL CAP VALUE
                                                   SUBACCOUNT                         SUBACCOUNT                     SUBACCOUNT
                               --------------------------------- ---------------------------------- ------------------------------
                                       2009              2008            2009               2008          2009             2008
                               --------------- ----------------- --------------- ------------------ ------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)    $ (68,789)    $    (748,568)   $  1,357,013    $       506,749    $    (88,882)  $     (114,441)
  Net realized gains (losses)    (5,945,472)         (737,377)    (12,691,428)           203,798        (912,364)        (200,681)
  Change in unrealized gains
     (losses) on investments     14,317,076       (34,965,394)     33,247,888        (53,984,766)      3,949,380       (3,531,575)
                               --------------- ----------------- --------------- ------------------ ------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations            8,302,815       (36,451,339)     21,913,473        (53,274,219)      2,948,134       (3,846,697)
                               --------------- ----------------- --------------- ------------------ ------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners           588,063           774,078       3,165,013          3,968,299         442,189          582,257
  Net transfers (including
     fixed account)                (220,275)       (1,651,178)       (504,030)        (7,748,575)        705,191        1,842,423
  Contract charges                  (53,613)          (63,318)        (39,919)           (43,112)         (4,125)          (3,876)
  Transfers for contract
     benefits
     and terminations            (6,306,936)      (12,654,876)     (8,466,907)       (15,024,743)     (1,232,508)      (1,064,845)
                               --------------- ----------------- --------------- ------------------ ------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from
       contract transactions     (5,992,761)      (13,595,294)     (5,845,843)       (18,848,131)        (89,253)       1,355,959
                               --------------- ----------------- --------------- ------------------ ------------- ----------------
     Net increase (decrease)
       in net assets              2,310,054       (50,046,633)     16,067,630        (72,122,350)      2,858,881       (2,490,738)
NET ASSETS:
  Beginning of year              54,264,589       104,311,222      68,580,445        140,702,795      10,817,418       13,308,156
                               --------------- ----------------- --------------- ------------------ ------------- ----------------
  End of year                  $ 56,574,643    $   54,264,589    $ 84,648,075    $    68,580,445    $ 13,676,299     $ 10,817,418
                               =============== ================= =============== ================== ============= ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                  MIST HARRIS                                                                        MIST LEGG MASON PARTNERS
        OAKMARK INTERNATIONAL                   MIST JANUS FORTY              MIST LAZARD MID CAP           AGGRESSIVE GROWTH
                   SUBACCOUNT                         SUBACCOUNT                       SUBACCOUNT                  SUBACCOUNT
-------------------------------- ---------------------------------- -------------------------------- -------------- ------------
          2009           2008               2009            2008              2009           2008           2009      2008 (a)
----------------- -------------- ------------------ --------------- ----------------- -------------- -------------- ------------
 $ 4,682,379      $   360,106    $    (6,405,206)   $ 34,636,207      $    (39,120)   $  (964,192)   $      (556)   $     (69)
   (10,091,158)     6,710,521        (19,418,471)     10,335,932        (5,453,218)    (2,842,032)        11,965           (9)
    36,479,104    (56,193,090)       209,631,483    (393,691,219)       29,578,070    (40,689,078)        35,410       (6,904)
----------------- -------------- ------------------ --------------- ----------------- -------------- -------------- ------------
    31,070,325    (49,122,463)       183,807,806    (348,719,080)       24,085,732    (44,495,302)        46,819       (6,982)
----------------- -------------- ------------------ --------------- ----------------- -------------- -------------- ------------
     1,113,251      2,006,867         21,551,964      31,620,247         2,613,232      2,696,382         32,362       36,113
    (1,017,156)    (5,702,394)          (426,999)        129,273        (1,741,861)   117,636,546         13,680       24,200
       (26,663)       (23,819)          (529,803)       (578,393)          (51,613)       (53,045)           (29)          --
    (7,306,904)   (14,954,222)       (42,839,362)    (71,609,168)       (7,477,909)    (9,538,218)        (6,822)        (685)
----------------- -------------- ------------------ --------------- ----------------- -------------- -------------- ------------
    (7,237,472)   (18,673,568)       (22,244,200)    (40,438,041)       (6,658,151)   110,741,665         39,191       59,628
----------------- -------------- ------------------ --------------- ----------------- -------------- -------------- ------------
    23,832,853    (67,796,031)       161,563,606    (389,157,121)       17,427,581     66,246,363         86,010       52,646
    62,788,056    130,584,087        456,343,114     845,500,235        72,983,686      6,737,323         52,646           --
----------------- -------------- ------------------ --------------- ----------------- -------------- -------------- ------------
$ 86,620,909      $62,788,056    $   617,906,720    $456,343,114    $   90,411,267    $72,983,686    $   138,656    $  52,646
================= ============== ================== =============== ================= ============== ============== ============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                         MIST LOOMIS SAYLES GLOBAL         MIST LORD ABBETT BOND
                                    MIST LEGG MASON VALUE EQUITY                           MARKETS                     DEBENTURE
                                                      SUBACCOUNT                        SUBACCOUNT                    SUBACCOUNT
                                    ------------------------------- --------------------------------- -----------------------------
                                           2009             2008             2009             2008          2009            2008
                                    -------------- ---------------- ---------------- ---------------- ------------- ---------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ (7,487)   $    (106,758)   $   1,720,677    $   7,348,205   $ 3,916,408     $ 2,303,361
  Net realized gains (losses)        (1,301,245)        (255,490)      (5,651,441)       8,455,484    (1,636,650)       (419,048)
  Change in unrealized gains
     (losses) on investments          2,481,916       (3,716,890)      51,705,781     (108,312,444)   16,963,593     (17,926,208)
                                    -------------- ---------------- ---------------- ---------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                1,173,184       (4,079,138)      47,775,017      (92,508,755)   19,243,351     (16,041,895)
                                    -------------- ---------------- ---------------- ---------------- ------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                37,584           24,523        5,841,713        9,718,553       452,683         980,959
  Net transfers (including
     fixed account)                     186,327          800,980       (4,332,251)     (10,090,938)    2,278,449        (647,421)
  Contract charges                         (603)            (548)        (129,077)        (142,112)      (22,052)        (21,535)
  Transfers for contract benefits
     and terminations                (1,450,175)        (485,053)     (12,276,292)     (20,764,812)   (9,591,221)    (14,440,499)
                                    -------------- ---------------- ---------------- ---------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions         (1,226,867)         339,902      (10,895,907)     (21,279,309)   (6,882,141)    (14,128,496)
                                    -------------- ---------------- ---------------- ---------------- ------------- ---------------
     Net increase (decrease)
       in net assets                    (53,683)      (3,739,236)      36,879,110     (113,788,064)   12,361,210     (30,170,391)
NET ASSETS:
  Beginning of year                   4,349,147        8,088,383      129,910,023      243,698,087    58,397,632      88,568,023
                                    -------------- ---------------- ---------------- ---------------- ------------- ---------------
  End of year                       $ 4,295,464    $   4,349,147    $ 166,789,133    $ 129,910,023    $70,758,842    $58,397,632
                                    ============== ================ ================ ================ ============= ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

    MIST LORD ABBETT GROWTH AND
                         INCOME MIST LORD ABBETT MID CAP VALUE    MIST MET/AIM SMALL CAP GROWTH    MIST MET/FRANKLIN MUTUAL SHARES
                     SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT     SUBACCOUNT
------------------------------- --------------------------------- -------------------------------- -------------- -----------------
           2009         2008              2009            2008             2009            2008           2009             2008 (a)
--------------- --------------- ----------------- --------------- ---------------- --------------- -------------- -----------------
    $ 574,143   $   (518,466)   $      130,939    $ (1,019,069)   $    (111,953)   $   (123,380)   $    (6,635)   $          6,490
   (15,335,665)    9,287,273        (8,459,967)      3,511,504         (704,842)        128,558            838              (1,898)
     36,121,241 (103,500,968)       19,719,017     (39,220,051)       2,705,257      (3,655,653)        85,427              (9,000)
--------------- --------------- ----------------- --------------- ---------------- --------------- -------------- -----------------
     21,359,719  (94,732,161)       11,389,989     (36,727,616)       1,888,462      (3,650,475)        79,630              (4,408)
--------------- --------------- ----------------- --------------- ---------------- --------------- -------------- -----------------
      1,651,942    2,812,848           358,828         722,714          224,001         363,342          1,230                  --
    (2,622,078)   (3,690,353)       (1,779,563)     (4,465,340)       1,005,814       2,553,268        214,583             258,422
       (48,861)      (51,334)          (15,016)        (15,297)          (2,760)         (2,737)           (35)                 --
   (15,460,342)  (27,056,746)       (5,007,118)     (9,262,215)        (509,413)       (544,964)       (19,501)                137
--------------- --------------- ----------------- --------------- ---------------- --------------- -------------- -----------------
   (16,479,339)  (27,985,585)       (6,442,869)    (13,020,138)         717,642       2,368,909        196,277             258,559
--------------- --------------- ----------------- --------------- ---------------- --------------- -------------- -----------------
      4,880,380 (122,717,746)        4,947,120     (49,747,754)       2,606,104      (1,281,566)       275,907             254,151
    145,054,521  267,772,267        51,848,646     101,596,400        5,665,418       6,946,984        254,151                  --
--------------- --------------- ----------------- --------------- ---------------- --------------- -------------- -----------------
$ 149,934,901   $145,054,521    $   56,795,766    $ 51,848,646    $   8,271,522    $  5,665,418    $   530,058    $         254,151
=============== =============== ================= =============== ================ =============== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                         MIST METLIFE    MIST METLIFE         MIST METLIFE         MIST MFS EMERGING MARKETS
                                    BALANCED STRATEGY GROWTH STRATEGY    MODERATE STRATEGY                            EQUITY
                                           SUBACCOUNT      SUBACCOUNT           SUBACCOUNT                        SUBACCOUNT
                                    ----------------- --------------- -------------------- ---------------------------------
                                           2009 (c)        2009 (c)             2009 (c)          2009               2008
                                    ----------------- --------------- -------------------- -------------- ------------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (301,342)   $   (287,582)   $        (183,314)   $     (9,356)        $ (721,578)
  Net realized gains (losses)              237,772         251,517              179,733      (9,293,010)          (497,728)
  Change in unrealized gains
     (losses) on investments             4,710,288       5,018,238            2,565,637      51,948,455        (73,587,241)
                                    ----------------- --------------- -------------------- -------------- ------------------
     Net increase (decrease)
       in net assets resulting
       from operations                   4,646,718       4,982,173            2,562,056      42,646,089        (74,806,547)
                                    ----------------- --------------- -------------------- -------------- ------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                   27,807          38,042              229,967         344,509          1,133,641
  Net transfers (including
     fixed account)                     20,779,948      19,240,050           12,075,665       2,379,869         84,954,513
  Contract charges                          (7,434)         (7,208)              (5,082)        (23,252)           (19,897)
  Transfers for contract benefits
     and terminations                   (1,181,757)       (902,598)            (444,565)     (8,374,122)       (11,582,681)
                                    ----------------- --------------- -------------------- -------------- ------------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            19,618,564      18,368,286           11,855,985      (5,672,996)        74,485,576
                                    ----------------- --------------- -------------------- -------------- ------------------
     Net increase (decrease)
       in net assets                    24,265,282      23,350,459           14,418,041      36,973,093           (320,971)
NET ASSETS:
  Beginning of year                             --              --                   --      69,356,966         69,677,937
                                    ----------------- --------------- -------------------- -------------- ------------------
  End of year                       $   24,265,282    $23,350,459     $      14,418,041    $106,330,059       $ 69,356,966
                                    ================= =============== ==================== ============== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                        MIST OPPENHEIMER CAPITAL   MIST PIMCO INFLATION PROTECTED
MIST MFS RESEARCH INTERNATIONAL                     APPRECIATION                             BOND          MIST PIMCO TOTAL RETURN
                     SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
-------------------------------- --------------------------------- --------------------------------- ------------------------------
          2009            2008              2009           2008               2009           2008               2009          2008
---------------- --------------- ----------------- --------------- ------------------ -------------- ------------------ -----------
 $ 1,013,029     $     (49,444)  $    (3,650,583) $  (2,603,878)   $     1,944,386    $ 1,999,870    $    (3,435,834)   $  379,105
   (10,563,967)      2,404,190       (15,735,907)    (2,534,553)           (65,519)        67,398          3,482,044       335,639
    27,743,824     (56,604,872)      125,727,403   (207,510,855)        12,384,689    (12,342,340)        46,874,754    (1,309,807)
---------------- --------------- ----------------- --------------- ------------------ -------------- ------------------ -----------
    18,192,886     (54,250,126)      106,340,913   (212,649,286)        14,263,556    (10,275,072)        46,920,964      (595,063)
---------------- --------------- ----------------- --------------- ------------------ -------------- ------------------ -----------
     1,173,880       2,064,377        11,807,411     11,715,054          1,973,077      1,744,128          5,074,691       209,761
    (1,790,513)     28,536,374        (5,621,823)   458,413,613         11,450,930     25,682,744        417,280,463     6,769,412
       (25,292)        (25,361)         (331,667)      (365,437)           (29,677)       (25,206)          (109,662)       (2,178)
    (7,634,744)    (10,612,912)      (22,675,479)   (25,668,464)       (12,545,627)   (13,650,899)       (54,406,078)   (2,986,989)
---------------- --------------- ----------------- --------------- ------------------ -------------- ------------------ -----------
    (8,276,669)     19,962,478       (16,821,558)   444,094,766            848,703     13,750,767        367,839,414     3,990,006
---------------- --------------- ----------------- --------------- ------------------ -------------- ------------------ -----------
     9,916,217     (34,287,648)       89,519,355    231,445,480         15,112,259      3,475,695        414,760,378     3,394,943
    68,048,654     102,336,302       261,896,842     30,451,362         89,827,203     86,351,508         22,251,150    18,856,207
---------------- --------------- ----------------- --------------- ------------------ -------------- ------------------ -----------
$ 77,964,871     $  68,048,654   $ 351,416,197     $261,896,842    $   104,939,462    $89,827,203    $   437,011,528    $22,251,150
================ =============== ================= =============== ================== ============== ================== ===========

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                                             MIST SSGA GROWTH AND
                                              MIST PIONEER FUND     MIST PIONEER STRATEGIC INCOME                      INCOME ETF
                                                     SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
                                 --------------------------------- --------------------------------- -------------------------------
                                         2009              2008             2009             2008           2009             2008
                                 --------------- ----------------- ---------------- ---------------- -------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $ (139,756)     $    (87,006)     $ 5,733,211     $  9,535,930    $    992,384   $      906,619
  Net realized gains (losses)        (620,443)         (238,413)        (188,988)      (1,938,011)     (2,255,281)       2,866,731
  Change in unrealized gains
     (losses) on investments       10,674,334        (9,816,853)      50,068,119      (31,195,525)     24,831,651      (44,648,567)
                                 --------------- ----------------- ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations              9,914,135       (10,142,272)      55,612,342      (23,597,606)     23,568,754      (40,875,217)
                                 --------------- ----------------- ---------------- ---------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             730,485           991,484        3,025,381        3,581,237       5,625,107        8,882,895
  Net transfers (including
     fixed account)                23,026,848          (990,274)      60,557,349       13,389,090      (4,402,096)      (8,791,168)
  Contract charges                    (30,183)          (17,060)         (73,100)         (50,472)       (195,538)        (218,764)
  Transfers for contract
     benefits
     and terminations              (3,865,309)       (3,330,523)     (25,602,384)     (24,422,789)    (11,908,112)     (16,649,019)
                                 --------------- ----------------- ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from
       contract transactions       19,861,841        (3,346,373)      37,907,246       (7,502,934)    (10,880,639)     (16,776,056)
                                 --------------- ----------------- ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets               29,775,976       (13,488,645)      93,519,588      (31,100,540)     12,688,115      (57,651,273)
NET ASSETS:
  Beginning of year                18,839,100        32,327,745      156,083,247      187,183,787     109,653,164      167,304,437
                                 --------------- ----------------- ---------------- ---------------- -------------- ----------------
  End of year                    $ 48,615,076    $   18,839,100    $ 249,602,835    $ 156,083,247    $122,341,279    $ 109,653,164
                                 =============== ================= ================ ================ ============== ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                  MIST T. ROWE PRICE MID CAP                                                 MIST TURNER MID CAP
          MIST SSGA GROWTH ETF                       GROWTH     MIST THIRD AVENUE SMALL CAP VALUE                         GROWTH
                    SUBACCOUNT                   SUBACCOUNT                            SUBACCOUNT                     SUBACCOUNT
--------------------------------- ----------------------------- ------------------------------------ ------------------------------
           2009           2008             2009      2008 (a)              2009              2008             2009       2008 (a)
------------------ -------------- ---------------- ------------ ------------------ ----------------- ---------------- -------------
    $ 876,544      $    503,190     $    (31,486)   $ (18,381)   $      (509,689)   $   (1,533,128)    $    (53,083)   $  (49,738)
     (2,989,223)      3,199,635         (127,441)     (43,931)       (10,222,037)        4,093,317         (363,716)     (135,578)
     34,332,000     (69,119,633)         748,484     (583,520)        40,735,191       (64,026,673)       1,412,188    (1,830,916)
------------------ -------------- ---------------- ------------ ------------------ ----------------- ---------------- -------------
     32,219,321     (65,416,808)         589,557     (645,832)        30,003,465       (61,466,484)         995,389    (2,016,232)
------------------ -------------- ---------------- ------------ ------------------ ----------------- ---------------- -------------
      9,285,810      16,289,863           71,177        2,147          5,154,111         8,015,346            9,364        14,897
     (6,955,257)    (16,721,992)         925,351    1,744,086         (5,074,616)      (19,084,521)         (14,949)    4,570,829
       (236,972)       (265,768)            (505)        (380)           (89,548)         (100,008)          (1,046)       (1,103)
     (9,446,385)    (13,154,590)        (110,975)     (38,360)       (12,549,405)      (19,079,001)        (201,507)     (237,309)
------------------ -------------- ---------------- ------------ ------------------ ----------------- ---------------- -------------
     (7,352,804)    (13,852,487)         885,048    1,707,493        (12,559,458)      (30,248,184)        (208,138)    4,347,314
------------------ -------------- ---------------- ------------ ------------------ ----------------- ---------------- -------------
     24,866,517     (79,269,295)       1,474,605    1,061,661         17,444,007       (91,714,668)         787,251     2,331,082
    123,461,622     202,730,917        1,061,661           --        132,190,608       223,905,276        2,331,082            --
------------------ -------------- ---------------- ------------ ------------------ ----------------- ---------------- -------------
$ 148,328,139      $123,461,622    $   2,536,266   $1,061,661    $   149,634,615   $   132,190,608    $   3,118,333   $ 2,331,082
================== ============== ================ ============ ================== ================= ================ =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                           MIST VAN KAMPEN MID CAP     MORGAN STANLEY CAPITAL
                                          MIST VAN KAMPEN COMSTOCK                          GROWTH              OPPORTUNITIES
                                                        SUBACCOUNT                      SUBACCOUNT                 SUBACCOUNT
                                    ----------------------------------- ------------------------------- --------------------------
                                             2009             2008            2009            2008         2009          2008
                                    ----------------   ---------------- --------------- --------------- ------------ -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ (2,508,082)       $ 2,487        $  (276,970)     $  (209,542)     $   (20,730) $   (28,978)
  Net realized gains (losses)           3,522,859          (45,580)      (1,381,216)        (805,959)          (3,174)      66,520
  Change in unrealized gains
     (losses) on investments           55,307,087         (319,346)       8,351,445      (10,201,486)         526,176     (846,778)
                                    ----------------   ---------------- --------------- ---------------  ------------ -------------
     Net increase (decrease)
       in net assets resulting
       from operations                 56,321,864         (362,439)       6,693,259      (11,216,987)         502,272     (809,236)
                                    ----------------   ---------------- --------------- ---------------  ------------ -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 897,453           25,976           59,236           96,526            1,200           --
  Net transfers (including
     fixed account)                   197,759,833         (295,329)         399,825       20,536,961           41,974     (698,591)
  Contract charges                       (120,334)            (207)          (3,622)          (3,271)            (126)        (122)
  Transfers for contract benefits
     and terminations                 (18,470,317)        (135,685)      (1,861,341)      (2,108,366)         (70,086)    (181,769)
                                    ----------------   ---------------- --------------- ---------------  ------------ -------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions          180,066,635         (405,245)      (1,405,902)      18,521,850          (27,038)    (880,482)
                                    ----------------   ---------------- --------------- ---------------  ------------ -------------
     Net increase (decrease)
       in net assets                  236,388,499         (767,684)       5,287,357        7,304,863          475,234   (1,689,718)
NET ASSETS:
  Beginning of year                       648,344        1,416,028       12,604,861        5,299,998          753,390    2,443,108
                                    ----------------   ---------------- --------------- ---------------  ------------ -------------
  End of year                       $ 237,036,843      $   648,344      $17,892,218     $ 12,604,861       $1,228,624 $    753,390
                                    ================   ================ =============== ===============  ============ =============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                               MSF BARCLAYS CAPITAL AGGREGATE                    MSF BLACKROCK
MORGAN STANLEY DIVIDEND GROWTH   MORGAN STANLEY S&P 500 INDEX                      BOND INDEX                AGGRESSIVE GROWTH
                    SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
-------------------------------- ----------------------------- --------------------------------- ------------------------------
         2009             2008            2009           2008             2009           2008               2009         2008
---------------- --------------- ---------------- ------------ ------------------ -------------- ---------------- -------------
  $    (8,245)   $     (49,874)     $ 30,080      $     9,605    $   6,658,550   $   5,127,410    $   (1,460,494) $ (2,320,904)
      (41,581)          11,587        (110,424)        14,702          117,524        (137,346)       (5,561,733)     (583,784)
      498,780       (1,265,207)      1,433,544     (3,665,149)      (1,818,067)      1,373,510        47,151,550  (82,608,125)
---------------- --------------- ---------------- ------------ ------------------ -------------- ---------------- -------------
      448,954       (1,303,494)      1,353,200     (3,640,842)       4,958,007       6,363,574        40,129,323  (85,512,813)
---------------- --------------- ---------------- ------------ ------------------ -------------- ---------------- -------------
          200               --          27,898         21,500        4,759,392       7,011,637         1,007,472    1,680,989
      147,897         (195,144)        209,799        106,124       (4,887,320)     (9,762,625)       (2,001,221)   (5,832,422)
         (257)            (286)         (1,040)          (950)        (109,783)       (110,415)         (100,380)     (114,132)
     (301,578)        (336,166)       (196,050)      (508,939)     (15,526,500)    (21,803,188)      (12,129,817)  (25,496,166)
---------------- --------------- ---------------- ------------ ------------------ -------------- ---------------- -------------
     (153,738)        (531,596)         40,607       (382,265)     (15,764,211)    (24,664,591)      (13,223,946)  (29,761,731)
---------------- --------------- ---------------- ------------ ------------------ -------------- ---------------- -------------
      295,216       (1,835,090)      1,393,807     (4,023,107)     (10,806,204)    (18,301,017)       26,905,377  (115,274,544)
    1,981,211        3,816,301       5,673,311      9,696,418      135,715,355     154,016,372        91,555,768   206,830,312
---------------- --------------- ---------------- ------------ ------------------ -------------- ---------------- -------------
$   2,276,427     $  1,981,211   $   7,067,118    $ 5,673,311  $   124,909,151    $135,715,355    $  118,461,145  $ 91,555,768
================ =============== ================ ============ ================== ============== ================ =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                    MSF BLACKROCK BOND INCOME         MSF BLACKROCK DIVERSIFIED    MSF BLACKROCK LARGE CAP VALUE
                                                   SUBACCOUNT                        SUBACCOUNT                       SUBACCOUNT
                             ----------------------------------- --------------------------------- --------------------------------
                                      2009               2008             2009             2008          2009            2008 (a)
                             ---------------- ------------------ ---------------- ---------------- ------------- ------------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income
 (loss)                       $ 15,849,758     $   12,803,418    $   3,554,551    $   2,428,537    $   (96,633)     $   (310,808)
  Net realized gains
 (losses)                       (1,318,378)           947,866       (3,639,908)      (2,076,771)   (1,183,439)          (620,613)
  Change in unrealized gains
     (losses) on investments     8,009,416        (32,707,621)      42,314,738      (45,812,412)    2,824,117         (7,918,754)
                             ---------------- ------------------ ---------------- ---------------- ------------- ------------------
     Net increase (decrease)
       in net assets
       resulting
       from operations          22,540,796        (18,956,337)      42,229,381      (45,460,646)    1,544,045         (8,850,175)
                             ---------------- ------------------ ---------------- ---------------- ------------- ------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners        2,837,319          3,883,712        5,537,932        4,653,829       268,895            125,416
  Net transfers (including
     fixed account)             20,579,435         (5,102,152)     132,215,313         (396,394)      624,990         28,505,246
  Contract charges                (116,686)          (120,024)        (251,232)        (137,629)       (6,896)            (6,825)
  Transfers for contract
     benefits
     and terminations          (40,944,661)       (62,634,821)     (20,744,481)     (18,148,617)   (1,170,695)        (1,776,531)
                             ---------------- ------------------ ---------------- ---------------- ------------- ------------------
     Net increase (decrease)
       in net assets
       resulting from
       contract transactions   (17,644,593)       (63,973,285)     116,757,532      (14,028,811)     (283,706)        26,847,306
                             ---------------- ------------------ ---------------- ---------------- ------------- ------------------
     Net increase (decrease)
       in net assets             4,896,203        (82,929,622)     158,986,913      (59,489,457)    1,260,339         17,997,131
NET ASSETS:
  Beginning of year            305,259,676        388,189,298      122,906,726      182,396,183    17,997,131                 --
                             ---------------- ------------------ ---------------- ---------------- ------------- ------------------
  End of year                $ 310,155,879    $   305,259,676    $ 281,893,639    $ 122,906,726    $ 19,257,470    $  17,997,131
                             ================ ================== ================ ================ ============= ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

MSF BLACKROCK LEGACY LARGE CAP
                        GROWTH       MSF BLACKROCK MONEY MARKET        MSF DAVIS VENTURE VALUE            MSF FI VALUE LEADERS
                    SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
------------------------------- -------------------------------- ------------------------------ ---------------------------------
           2009       2008 (a)             2009          2008              2009      2008 (a)              2009           2008
----------------- ------------- ---------------- --------------- --------------- -------------- ------------------ --------------
$    (2,298,591)  $       (10)  $    (4,537,361) $  4,708,669    $      (32,829) $  (628,533)     $   1,118,879    $    347,602
      2,742,618            (6)               --            --        (4,049,816)  (2,115,336)       (14,115,110)      3,536,071
     63,399,818          (375)               --            --        15,655,746  (24,222,679)        30,416,145     (77,542,269)
----------------- ------------- ---------------- --------------- --------------- -------------- ------------------ --------------
     63,843,845          (391)       (4,537,361)    4,708,669        11,573,101  (26,966,548)        17,419,914     (73,658,596)
----------------- ------------- ---------------- --------------- --------------- -------------- ------------------ --------------
      2,584,629        14,879        13,812,864    18,848,298           511,862      621,722            707,028       1,056,746
    220,173,602         4,867       116,918,241   391,137,857           637,188   73,206,950         (3,105,174)       (117,906)
       (149,841)           --          (171,530)     (144,491)          (14,523)     (12,042)           (33,631)        (33,741)
    (16,544,345)          (44)     (231,513,145) (309,355,748)       (4,880,875)  (5,640,002)       (11,994,511)    (22,610,267)
----------------- ------------- ---------------- --------------- --------------- -------------- ------------------ --------------
    206,064,045        19,702      (100,953,570)  100,485,916        (3,746,348)  68,176,628        (14,426,288)    (21,705,168)
----------------- ------------- ---------------- --------------- --------------- -------------- ------------------ --------------
    269,907,890        19,311      (105,490,931)  105,194,585         7,826,753   41,210,080          2,993,626     (95,363,764)
         19,311            --       441,091,140   335,896,555        41,210,080           --        100,762,189     196,125,953
----------------- ------------- ---------------- --------------- --------------- -------------- ------------------ --------------
$   269,927,201   $    19,311   $   335,600,209  $441,091,140    $   49,036,833  $41,210,080    $   103,755,815    $100,762,189
================= ============= ================ =============== =============== ============== ================== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                             MSF
                                                                       MSF       MET/DIMENSIONAL
                                                             LOOMIS SAYLES         INTERNATIONAL
                                 MSF JENNISON GROWTH        SMALL CAP CORE         SMALL COMPANY  MSF METLIFE AGGRESSIVE ALLOCATION
                                          SUBACCOUNT            SUBACCOUNT            SUBACCOUNT                         SUBACCOUNT
                             ------------------------------- -------------------- -------------- ----------------------------------
                                     2009         2008 (a)         2009 (c)           2009 (c)         2009                   2008
                             ------------ ------------------ -------------------- -------------- ------------- --------------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income
 (loss)                       $ (823,693)   $    (771,689)   $      (2,259)       $      (347)   $   481,447      $      (391,670)
  Net realized gains
 (losses)                     (3,764,322)      (1,710,483)           1,003                101     (2,659,832)              19,900
  Change in unrealized gains
     (losses) on investments  22,199,459      (25,817,754)          43,867                933     15,262,035          (30,203,547)
                             ------------ ------------------ -------------------- -------------- ------------- --------------------
     Net increase (decrease)
       in net assets
       resulting
       from operations        17,611,444      (28,299,926)          42,611                687     13,083,650           (30,575,317)
                             ------------ ------------------ -------------------- -------------- ------------- --------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners        420,491          289,023           39,528              2,821      4,450,429             5,462,086
  Net transfers (including
     fixed account)           (2,249,842)      87,925,070          254,535             72,058        497,698            (2,606,692)
  Contract charges               (54,956)         (60,439)             (20)                (1)       (68,969)              (69,726)
  Transfers for contract
     benefits
     and terminations         (6,953,762)      (6,863,401)         (11,266)              (134)    (3,689,758)           (5,688,662)
                             ------------ ------------------ -------------------- -------------- ------------- --------------------
     Net increase (decrease)
       in net assets
       resulting
       from
       contract transactions  (8,838,069)      81,290,253          282,777             74,744      1,189,400            (2,902,994)
                             ------------ ------------------ -------------------- -------------- ------------- --------------------
     Net increase (decrease)
       in net assets           8,773,375       52,990,327          325,388             75,431     14,273,050           (33,478,311)
NET ASSETS:
  Beginning of year           52,990,327              --               --                 --      43,639,028             77,117,339
                             ------------ ------------------ -------------------- -------------- ------------- --------------------
  End of year                $61,763,702  $   52,990,327     $     325,388         $   75,431    $57,912,078           $ 43,639,028
                             ============ ================== ==================== ============== ============== ===================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                 MSF METLIFE    MSF METLIFE CONSERVATIVE TO
     CONSERVATIVE ALLOCATION            MODERATE ALLOCATION  MSF METLIFE MID CAP STOCK INDEX    MSF METLIFE MODERATE ALLOCATION
                  SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT                         SUBACCOUNT
----------------------------- ------------------------------ ---------------------------------- ----------------------------------
          2009        2008              2009         2008             2009              2008               2009            2008
--------------- ------------- ---------------  -------------- ---------------- ----------------- ------------------ ---------------
  $    413,774  $  (177,171)   $    1,584,645  $  (152,398)    $     26,945    $        5,831      $   6,437,828    $ (1,865,325)
      (207,205)    (358,759)       (2,735,851)   (1,177,646)         (82,239)          194,205         (8,424,503)     (2,747,758)
     4,656,981   (3,754,793)       17,221,045   (21,885,122)       1,716,453        (2,504,793)        84,951,148    (146,964,157)
--------------- ------------- ---------------  -------------- ---------------- ----------------- ------------------ ---------------
     4,863,550   (4,290,723)       16,069,839   (23,215,166)       1,661,159        (2,304,757)        82,964,473    (151,577,240)
--------------- ------------- ---------------  -------------- ---------------- ----------------- ------------------ ---------------
     1,051,508    1,006,796         3,798,278     4,999,651          404,500           500,192         21,531,199      30,484,065
     7,292,500   13,649,344         4,082,362     4,705,961          313,320           928,007         (2,092,627)     (1,062,555)
        (9,805)      (6,885)          (58,296)      (53,640)          (4,740)           (4,504)          (464,281)       (458,718)
    (4,309,783)  (3,627,058)      (11,035,816)  (12,261,330)        (473,648)         (468,551)       (40,662,396)    (57,581,578)
--------------- ------------- ---------------  -------------- ---------------- ----------------- ------------------ ---------------
     4,024,420   11,022,197        (3,213,472)   (2,609,358)         239,432           955,144        (21,688,105)    (28,618,786)
--------------- ------------- ---------------  -------------- ---------------- ----------------- ------------------ ---------------
     8,887,970    6,731,474        12,856,367   (25,824,524)       1,900,591        (1,349,613)        61,276,368    (180,196,026)
    23,973,280   17,241,806        76,216,690   102,041,214        4,353,823         5,703,436        349,923,570     530,119,596
--------------- ------------- ---------------  -------------- ---------------- ----------------- ------------------ ---------------
  $ 32,861,250  $23,973,280    $   89,073,057  $ 76,216,690    $   6,254,414   $     4,353,823    $   411,199,938   $ 349,923,570
=============== ============= ===============  =============  =============== ================= ================== ===============


The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                       MSF METLIFE MODERATE TO
                                         AGGRESSIVE ALLOCATION           MSF METLIFE STOCK INDEX            MSF MFS TOTAL RETURN
                                                    SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
                              ----------------------------------- --------------------------------- -------------------------------
                                       2009               2008             2009             2008           2009             2008
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income
 (loss)                         $ 4,265,143    $    (2,264,924)   $  (3,304,307)    $   3,903,640   $  15,963,723   $   16,414,038
  Net realized gains (losses)    (8,435,668)        (1,237,714)        1,951,873        6,818,391     (34,447,130)      39,935,543
  Change in unrealized gains
     (losses) on investments     81,483,365       (165,604,362)      195,977,835     (234,453,075)    110,011,807     (269,876,523)
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets
       resulting
       from operations           77,312,840       (169,107,000)      194,625,401     (223,731,044)     91,528,400     (213,526,942)
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners        19,494,043         27,473,081        44,566,390       31,336,147       9,924,994       18,543,406
  Net transfers (including
     fixed account)              (5,053,431)       (14,092,274)      356,245,886      (15,863,917)    (14,533,124)     (53,485,899)
  Contract charges                 (501,237)          (507,748)         (717,515)        (519,423)       (340,402)        (361,212)
  Transfers for contract
     benefits
     and terminations           (25,862,094)       (52,660,768)      (54,957,009)     (52,834,989)    (75,536,392)    (126,932,204)
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets
       resulting from
       contract transactions    (11,922,719)       (39,787,709)      345,137,752      (37,882,182)    (80,484,924)    (162,235,909)
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets             65,390,121       (208,894,709)      539,763,153     (261,613,226)     11,043,476     (375,762,851)
NET ASSETS:
  Beginning of year             290,979,056        499,873,765       354,305,788      615,919,014     625,319,073    1,001,081,924
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
  End of year                 $ 356,369,177    $   290,979,056     $ 894,068,941    $ 354,305,788   $ 636,362,549   $  625,319,073
                             ================= ================== ================ ================ ============== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                  MSF NEUBERGER BERMAN MID CAP
               MSF MFS VALUE    MSF MORGAN STANLEY EAFE INDEX                            VALUE      MSF OPPENHEIMER GLOBAL EQUITY
                  SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT                         SUBACCOUNT
------------------------------- -------------------------------- -------------------------------- --------------------------------
         2009           2008              2009           2008              2009           2008               2009            2008
---------------- -------------- ----------------- -------------- ----------------- -------------- ------------------ -------------
$  (1,053,901)   $      159,429    $  2,246,943   $   2,005,623     $   (13,238)   $    (195,294)      $  3,387,171  $    2,727,978
   (4,999,974)        3,231,319      (5,508,736)       (658,454)     (2,143,976)      (1,517,733)       (19,069,420)      2,873,384
   17,381,628       (36,694,100)     20,857,492     (56,104,443)      8,013,551      (12,349,170)       121,479,376    (227,361,542)
---------------- -------------- ----------------- -------------- ----------------- -------------- ------------------ -------------
   11,327,753       (33,303,352)     17,595,699     (54,757,274)      5,856,337      (14,062,197)       105,797,127    (221,760,180)
---------------- -------------- ----------------- -------------- ----------------- -------------- ------------------ -------------
    2,390,601         2,820,416       4,135,125       5,909,368             360           17,195         10,838,290     15,812,281
      595,560         9,352,956      (1,890,853)     (5,869,050)        (93,852)      (1,432,913)       (11,470,315)    (9,902,172)
      (27,661)          (27,637)        (63,731)        (68,004)         (4,384)          (4,868)          (218,579)      (231,757)
   (7,102,579)       (9,595,401)     (7,136,781)    (13,804,908)     (2,030,810)      (3,869,399)       (26,389,228)   (45,357,256)
---------------- -------------- ----------------- -------------- ----------------- -------------- ------------------ -------------
   (4,144,079)        2,550,334      (4,956,240)    (13,832,594)     (2,128,686)      (5,289,985)       (27,239,832)   (39,678,904)
---------------- -------------- ----------------- -------------- ----------------- -------------- ------------------ -------------
    7,183,674       (30,753,018)     12,639,459     (68,589,868)      3,727,651      (19,352,182)        78,557,295   (261,439,084)
   64,279,938        95,032,956      69,092,998     137,682,866      13,966,556       33,318,738        295,841,010    557,280,094
---------------- -------------- ----------------- -------------- ----------------- -------------- ------------------ -------------
$  71,463,612    $   64,279,938    $ 81,732,457   $  69,092,998     $17,694,207    $  13,966,556     $  374,398,305  $ 295,841,010
================ ============== ================= ============== ================= ============== ================== =============


The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                 MSF T. ROWE PRICE LARGE CAP      MSF T. ROWE PRICE SMALL CAP
                                      MSF RUSSELL 2000 INDEX                          GROWTH                           GROWTH
                                                  SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                             ---------------------------------- ------------------------------- --------------------------------
                                      2009              2008            2009            2008          2009            2008 (a)
                             ---------------- ----------------- --------------- --------------- --------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income
 (loss)                          $ 806,291       $ 185,873        $ (547,600)     $ (781,717)     $(980,856)        $ (911,596)
  Net realized gains
 (losses)                       (2,543,530)        2,774,662      (3,347,314)      1,304,205     (1,797,039)        (1,494,596)
  Change in unrealized gains
     (losses) on investments    22,055,715       (49,989,694)     18,732,599     (31,653,779)    26,909,994        (33,942,023)
                             ---------------- ----------------- --------------- --------------- --------------- -----------------
     Net increase (decrease)
       in net assets
       resulting
       from operations          20,318,476       (47,029,159)     14,837,685     (31,131,291)    24,132,099        (36,348,215)
                             ---------------- ----------------- --------------- --------------- --------------- -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners        4,460,129         6,179,495         626,777         712,242      3,385,801          3,362,652
  Net transfers (including
     fixed account)             (1,149,109)       (4,089,244)        545,731       5,428,813       (640,078)       111,767,249
  Contract charges                 (85,892)          (89,790)        (24,343)        (26,154)       (66,976)           (67,168)
  Transfers for contract
     benefits
     and terminations           (7,939,018)      (14,208,155)     (5,612,072)     (9,263,104)    (8,104,221)        (9,655,575)
                             ---------------- ----------------- --------------- --------------- --------------- -----------------
     Net increase (decrease)
       in net assets
       resulting from
       contract transactions    (4,713,890)      (12,207,694)     (4,463,907)     (3,148,203)    (5,425,474)       105,407,158
                             ---------------- ----------------- --------------- --------------- --------------- -----------------
     Net increase (decrease)
       in net assets            15,604,586       (59,236,853)     10,373,778     (34,279,494)    18,706,625         69,058,943
NET ASSETS:
  Beginning of year             87,292,343       146,529,196      39,237,067      73,516,561     69,058,943                 --
                             ---------------- ----------------- --------------- --------------- --------------- -----------------
  End of year                $ 102,896,929    $ 87,292,343       $49,610,845    $ 39,237,067    $87,765,568       $ 69,058,943
                             ================ ================= =============== =============== =============== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

MSF WESTERN ASSET MANAGEMENT      MSF WESTERN ASSET MANAGEMENT
STRATEGIC BOND OPPORTUNITIES                   U.S. GOVERNMENT                PIONEER VCT BOND        PIONEER VCT CULLEN VALUE
                  SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
------------------------------- --------------------------------- ------------------------------- -------------------------------
         2009           2008               2009           2008              2009          2008              2009          2008
---------------- -------------- ------------------ -------------- ----------------- ------------- ----------------- -------------
    $ 413,329     $  255,680        $ 6,450,231    $ 3,296,353         $ 866,588     $ 798,259       $  (144,361)   $  (86,435)
       68,401        (43,621)          (721,385)        49,847            32,213      (348,052)         (813,411)     (435,026)
    1,508,727     (1,649,036)          (318,941)    (7,436,714)        2,672,431    (1,381,462)        2,993,813    (6,255,903)
---------------- -------------- ------------------ -------------- ----------------- ------------- ----------------- -------------
    1,990,457     (1,436,977)         5,409,905     (4,090,514)        3,571,232      (931,255)        2,036,041    (6,777,364)
---------------- -------------- ------------------ -------------- ----------------- ------------- ----------------- -------------
       85,859        105,039          3,449,301      5,061,107           200,788       743,721            81,834       438,120
      453,192        658,850         (5,051,223)   104,528,429         4,376,855     5,195,315           664,394       903,243
       (3,714)        (3,614)          (114,731)      (120,736)           (9,278)       (7,876)           (5,817)       (4,536)
   (1,321,293)    (1,555,245)       (27,819,606)   (31,187,228)       (3,752,302)   (2,871,592)         (714,231)   (1,725,616)
---------------- -------------- ------------------ -------------- ----------------- ------------- ----------------- -------------
     (785,956)      (794,970)       (29,536,259)    78,281,572           816,063     3,059,568            26,180      (388,789)
---------------- -------------- ------------------ -------------- ----------------- ------------- ----------------- -------------
    1,204,501     (2,231,947)       (24,126,354)    74,191,058         4,387,295     2,128,313         2,062,221    (7,166,153)
    6,937,973      9,169,920        209,916,401    135,725,343        23,504,903    21,376,590        12,564,364    19,730,517
---------------- -------------- ------------------ -------------- ----------------- ------------- ----------------- -------------
$   8,142,474    $ 6,937,973      $ 185,790,047    $209,916,401      $27,892,198    $ 23,504,903    $ 14,626,585    $ 12,564,364
================ ============== ================== ============== ================= ============= ================= =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                      PIONEER VCT EMERGING MARKETS       PIONEER VCT EQUITY INCOME              PIONEER VCT FUND
                                                        SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                    --------------------------------- ------------------------------- -----------------------------
                                            2009              2008            2009            2008          2009            2008
                                    --------------- ----------------- --------------- --------------- ------------- ---------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ (205,616)    $    (480,087)    $   221,027     $   199,856    $   (92,368)    $  (168,830)
  Net realized gains (losses)         (1,576,847)        4,292,822      (2,218,347)      1,464,623     (2,511,656)      1,419,780
  Change in unrealized gains
     (losses) on investments          11,768,760       (24,224,720)      3,879,742     (11,870,333)     8,020,176     (18,308,776)
                                    --------------- ----------------- --------------- --------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                 9,986,297       (20,411,985)      1,882,422     (10,205,854)     5,416,152     (17,057,826)
                                    --------------- ----------------- --------------- --------------- ------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                267,589           975,687          83,892         619,549        249,651         678,369
  Net transfers (including
     fixed account)                    3,184,385        (2,200,952)     (1,469,368)     (2,892,677)    (2,239,001)     (1,026,717)
  Contract charges                       (10,903)           (9,643)         (8,818)         (9,368)       (13,716)        (14,901)
  Transfers for contract benefits
     and terminations                 (1,306,343)       (1,658,953)     (1,503,317)     (2,825,967)    (2,903,709)     (7,669,370)
                                    --------------- ----------------- --------------- --------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions           2,134,728        (2,893,861)     (2,897,611)     (5,108,463)    (4,906,775)     (8,032,619)
                                    --------------- ----------------- --------------- --------------- ------------- ---------------
     Net increase (decrease)
       in net assets                  12,121,025       (23,305,846)     (1,015,189)    (15,314,317)       509,377     (25,090,445)
NET ASSETS:
  Beginning of year                   13,714,981        37,020,827      20,833,195      36,147,512     28,806,173      53,896,618
                                    --------------- ----------------- --------------- --------------- ------------- ---------------
  End of year                       $ 25,836,006    $ 13,714,981       $19,818,006    $ 20,833,195    $29,315,550    $ 28,806,173
                                    =============== ================= =============== =============== ============= ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                     PIONEER VCT                       PIONEER VCT
       PIONEER VCT HIGH YIELD         IBBOTSON GROWTH ALLOCATION      IBBOTSON MODERATE ALLOCATION        PIONEER VCT MID CAP VALUE
                   SUBACCOUNT                         SUBACCOUNT                        SUBACCOUNT                       SUBACCOUNT
-------------------------------- ---------------------------------- --------------------------------- ------------------------------
          2009           2008               2009            2008               2009           2008              2009           2008
----------------- -------------- ------------------ --------------- ------------------ -------------- ----------------- ------------
   $ 2,139,157     $  2,035,056        $ 518,874     $   (31,263)     $ 1,452,383     $  1,030,401     $ (183,570)     $   (508,471)
    (3,715,616)    (1,236,125)        (6,908,239)     12,737,572         (5,417,146)     4,764,891        (5,882,485)        47,971
    18,157,409    (13,840,996)        60,945,509    (117,209,186)        33,415,291    (57,555,464)       14,148,015    (23,144,446)
----------------- -------------- ------------------ --------------- ------------------ -------------- ----------------- ------------
    16,580,950    (13,042,065)        54,556,144    (104,502,877)        29,450,528    (51,760,172)        8,081,960    (23,604,946)
----------------- -------------- ------------------ --------------- ------------------ -------------- ----------------- ------------
       534,196      1,427,713          3,902,753      47,247,566          1,954,854     17,255,667           268,840        735,787
     5,441,552       (795,928)            47,840      (5,405,441)         4,193,489     (2,444,515)       (1,433,734)    (5,318,844)
       (14,695)       (10,249)          (133,723)        (90,460)           (46,905)       (36,834)          (20,950)       (22,584)
    (3,325,448)    (3,747,304)        (9,226,017)     (7,446,571)       (10,183,335)    (9,086,408)       (3,844,567)    (5,815,701)
----------------- -------------- ------------------ --------------- ------------------ -------------- ----------------- ------------
     2,635,605     (3,125,768)        (5,409,147)     34,305,094         (4,081,897)     5,687,910        (5,030,411)   (10,421,342)
----------------- -------------- ------------------ --------------- ------------------ -------------- ----------------- ------------
    19,216,555    (16,167,833)        49,146,997     (70,197,783)        25,368,631    (46,072,262)        3,051,549    (34,026,288)
    25,983,877     42,151,710        184,451,666     254,649,449        103,808,691    149,880,953        40,897,724     74,924,012
----------------- -------------- ------------------ --------------- ------------------ -------------- ----------------- ------------
$   45,200,432    $25,983,877       $233,598,663     $184,451,666     $  129,177,322    $ 103,808,691     $43,949,273    $40,897,724
================= ============== ================== =============== ================== ============== ================= ============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                    PIONEER VCT REAL ESTATE SHARES            UIF CAPITAL GROWTH           UIF EQUITY AND INCOME
                                                        SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                    --------------------------------- ----------------------------- -------------------------------
                                            2009              2008           2009           2008           2009             2008
                                    --------------- ----------------- -------------- -------------- -------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 243,674       $   321,642     $ (137,105)   $  (185,720)   $ 1,557,654      $ 1,416,789
  Net realized gains (losses)         (2,726,121)        3,107,876       (228,359)       534,764     (5,413,388)       3,480,143
  Change in unrealized gains
     (losses) on investments           5,240,904       (10,249,558)     4,138,075     (7,581,642)    28,392,647      (57,249,024)
                                    --------------- ----------------- -------------- -------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                 2,758,457        (6,820,040)     3,772,611     (7,232,598)    24,536,913      (52,352,092)
                                    --------------- ----------------- -------------- -------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 95,753           442,004            540          5,621        486,817        1,660,758
  Net transfers (including
     fixed account)                      211,648          (513,209)      (126,359)      (876,321)    (3,462,561)     (17,530,258)
  Contract charges                        (6,413)           (6,924)        (2,377)        (2,386)       (54,617)         (57,742)
  Transfers for contract benefits
     and terminations                   (770,938)       (1,455,139)    (1,054,680)    (2,211,770)   (16,085,834)     (23,832,898)
                                    --------------- ----------------- -------------- -------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            (469,950)       (1,533,268)    (1,182,876)    (3,084,856)   (19,116,195)     (39,760,140)
                                    --------------- ----------------- -------------- -------------- -------------- ----------------
     Net increase (decrease)
       in net assets                   2,288,507        (8,353,308)     2,589,735    (10,317,454)     5,420,718      (92,112,232)
NET ASSETS:
  Beginning of year                   10,025,395        18,378,703      6,578,629     16,896,083    142,710,330      234,822,562
                                    --------------- ----------------- -------------- -------------- -------------- ----------------
  End of year                       $ 12,313,902    $   10,025,395     $9,168,364     $6,578,629    $148,131,048    $142,710,330
                                    =============== ================= ============== ============== ============== ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

   UIF SMALL COMPANY GROWTH             UIF U.S. REAL ESTATE                        UIF VALUE     VAN KAMPEN LIT CAPITAL GROWTH
                 SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT                        SUBACCOUNT
------------------------------ -------------------------------- -------------------------------- ---------------------------------
         2009          2008              2009           2008              2009           2008              2009            2008
---------------- ------------- ----------------- -------------- ----------------- -------------- ----------------- ---------------
 $    (93,439)   $ (126,673)      $   277,482     $  485,615       $   177,681     $  265,532     $    (241,299)      $(550,989)
     (366,726)      421,134        (3,203,984)     1,451,537        (1,851,398)     1,560,266          (776,417)     (9,258,760)
    2,107,383    (3,384,971)        7,377,546    (12,937,822)        4,160,466     (8,736,252)        7,384,771      (7,263,071)
---------------- ------------- ----------------- -------------- ----------------- -------------- ----------------- ---------------
    1,647,218    (3,090,510)        4,451,044    (11,000,670)        2,486,749     (6,910,454)        6,367,055     (17,072,820)
---------------- ------------- ----------------- -------------- ----------------- -------------- ----------------- ---------------
           --        11,179           102,434        320,530                10         31,581            13,943         277,391
       85,232      (729,000)          194,831     (1,348,044)         (296,311)    (1,727,425)         (403,716)    (94,163,371)
         (961)         (930)          (10,890)       (12,650)           (2,996)        (3,226)           (5,062)         (6,467)
     (528,136)     (566,913)       (1,844,493)    (3,809,362)       (1,813,078)    (2,663,487)       (1,278,462)     (7,230,653)
---------------- ------------- ----------------- -------------- ----------------- -------------- ----------------- ---------------
     (443,865)   (1,285,664)       (1,558,118)    (4,849,526)       (2,112,375)    (4,362,557)       (1,673,297)   (101,123,100)
---------------- ------------- ----------------- -------------- ----------------- -------------- ----------------- ---------------
    1,203,353    (4,376,174)        2,892,926    (15,850,196)          374,374    (11,273,011)        4,693,758    (118,195,920)
    3,995,503     8,371,677        17,256,470     33,106,666        10,417,944     21,690,955        10,959,766     129,155,686
---------------- ------------- ----------------- -------------- ----------------- -------------- ----------------- ---------------
$   5,198,856    $3,995,503    $   20,149,396    $17,256,470    $   10,792,318    $10,417,944    $   15,653,524    $ 10,959,766
================ ============= ================= ============== ================= ============== ================= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                 VAN KAMPEN                WELLS FARGO
                              VAN KAMPEN LIT GOVERNMENT               LIT GROWTH AND INCOME     VT SMALL/MID CAP VALUE
                                             SUBACCOUNT                          SUBACCOUNT                 SUBACCOUNT
                         --------------------------------- --------------------------------- -------------------------
                                    2009              2008             2009             2008         2009         2008
                         --------------- ----------------- ---------------- ---------------- ------------ ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment
     income (loss)        $ 1,502,603     $   1,136,523       $2,572,645         $592,793     $ (4,589)     $ (64,758)
  Net realized
     gains (losses)          (284,663)         (379,206)      (6,266,645)       8,310,789     (281,210)       681,398
  Change in unrealized
     gains (losses)
     on investments        (1,508,004)         (960,412)      29,356,135      (86,630,042)   1,812,544     (2,896,130)
                         --------------- ----------------- ---------------- ---------------- ------------ ------------
     Net increase
       (decrease) in net
       assets resulting
       from operations       (290,064)         (203,095)      25,662,135      (77,726,460)   1,526,745     (2,279,490)
                         --------------- ----------------- ---------------- ---------------- ------------ ------------
CONTRACT TRANSACTIONS:
  Purchase payments
     received from
     contract owners           32,415            69,750          466,185          999,977       83,273        116,452
  Net transfers
     (including
     fixed account)         2,404,293           657,329       (4,108,032)     (16,646,151)     131,168         71,884
  Contract charges             (6,351)           (6,028)         (70,142)         (78,202)      (1,888)          (690)
  Transfers for contract
     benefits and
     terminations          (7,128,617)       (8,167,048)     (17,834,557)     (29,099,613)    (203,308)      (867,208)
                         --------------- ----------------- ---------------- ---------------- ------------ ------------
     Net increase
       (decrease) in net
       assets resulting
       from contract
       transactions        (4,698,260)       (7,445,997)     (21,546,546)     (44,823,989)       9,245       (679,562)
                         --------------- ----------------- ---------------- ---------------- ------------ ------------
     Net increase
       (decrease) in
       net assets          (4,988,324)       (7,649,092)       4,115,589     (122,550,449)   1,535,990     (2,959,052)
                         --------------- ----------------- ---------------- ---------------- ------------ ------------
NET ASSETS:
  Beginning of year        35,849,224        43,498,316      137,594,743      260,145,192    2,659,523      5,618,575
                         --------------- ----------------- ---------------- ---------------- ------------ ------------
  End of year            $ 30,860,900    $   35,849,224     $141,710,332     $137,594,743    $4,195,513    $2,659,523
                         =============== ================= ================ ================ ============ ============


(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on November 14, 2002 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the State of Connecticut Insurance Department.

On December 8, 2008, pursuant to a resolution by the Board of Directors of MetLife Insurance Company of Connecticut, the Company combined twenty-three registered variable annuity separate accounts with and into the Separate Account (the "Combination"). Since this was a transaction among entities under common control, it was accounted for in a manner similar to a pooling of interests and reflected in the financial statements as occurring on January 1, 2008. The financial statements and financial information for prior years have been recast in order to provide comparative information. The Combination was a tax-free transaction and there were no changes in the Company's obligations or the rights and benefits of any contract owners under the Contracts of each separate account pre or post Combination. The table below lists the separate accounts that combined with and into the Separate Account:

MetLife of CT Fund ABD for Variable Annuities
MetLife of CT Fund ABD II for Variable Annuities
MetLife of CT Fund BD for Variable Annuities
MetLife of CT Fund BD II for Variable Annuities
MetLife of CT Fund BD III for Variable Annuities
MetLife of CT Fund BD IV for Variable Annuities
MetLife of CT Separate Account Five for Variable
Annuities
MetLife of CT Separate Account Six for Variable
Annuities
MetLife of CT Separate Account Seven for Variable
Annuities
MetLife of CT Separate Account Eight for Variable
Annuities
MetLife of CT Separate Account Nine for Variable
Annuities
MetLife of CT Separate Account Ten for Variable
Annuities
MetLife of CT Separate Account Twelve for Variable
Annuities

MetLife of CT Separate Account Thirteen for Variable
Annuities
MetLife of CT Separate Account Fourteen for Variable
Annuities
MetLife of CT Separate Account PF for Variable
Annuities
MetLife of CT Separate Account PF II for Variable
Annuities
MetLife of CT Separate Account TM for Variable
Annuities
MetLife of CT Separate Account TM II for Variable
Annuities
MetLife Insurance Company of Connecticut Variable
Annuity Separate Account 2002
MetLife Life and Annuity Company of Connecticut
Variable Annuity Separate Account 2002
MetLife of CT Fund U for Variable Annuities
MetLife of CT Separate Account QP for Variable
Annuities

Each Subaccount of the aforementioned separate accounts has been combined with the Subaccounts of the Separate Account or added as an additional Subaccount if a corresponding Subaccount did not already exist.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds ("AIM V.I.")
The Alger Portfolios ("Alger")
AllianceBernstein Variable Products Series Fund, Inc.
("AllianceBernstein")
American Funds Insurance Series ("American Funds")
Credit Suisse Trust
Delaware VIP Trust ("Delaware VIP")
Dreyfus Socially Responsible Growth Fund, Inc.
("Dreyfus Socially Responsible Growth")

DWS Variable Series I ("DWSI")
DWS Variable Series II ("DWSII")
Fidelity Variable Insurance Products ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust
("FTVIPT")

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")*
Morgan Stanley Variable Investment Series
("Morgan Stanley")
Metropolitan Series Fund ("MSF")*

Pioneer Variable Contracts Trust ("Pioneer VCT")
The Universal Institutional Funds, Inc. ("UIF")
Van Kampen Life Investment Trust ("Van Kampen LIT")
Wells Fargo Variable Trust ("Wells Fargo VT")

* See Note 5 for discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. LIST OF SUBACCOUNTS

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2009:

AIM V.I. Utilities Subaccount
Alger Capital Appreciation Subaccount
AllianceBernstein Global Thematic Growth Subaccount
American Funds Bond Subaccount
American Funds Global Growth Subaccount
American Funds Global Small Capitalization Subaccount
American Funds Growth Subaccount
American Funds Growth-Income Subaccount
Credit Suisse Trust International Equity Flex III
Subaccount*
Delaware VIP Small Cap Value Subaccount
Dreyfus Socially Responsible Growth Subaccount
DWSI Capital Growth Subaccount
DWSI Global Opportunities Subaccount
DWSI Health Care Subaccount
DWSII Government & Agency Securities Subaccount
DWSII Dreman Small Mid Cap Value Subaccount
DWSII Global Thematic Subaccount
DWSII Technology Subaccount
Fidelity VIP Contrafund Subaccount**
Fidelity VIP Dynamic Capital Appreciation Subaccount
Fidelity VIP Equity-Income Subaccount**
Fidelity VIP High Income Subaccount
Fidelity VIP Mid Cap Subaccount
FTVIPT Franklin Income Securities Subaccount
FTVIPT Franklin Rising Dividends Securities
Subaccount
FTVIPT Franklin Small-Mid Cap Growth Securities
Subaccount
FTVIPT Mutual Shares Securities Subaccount
FTVIPT Templeton Developing Markets Securities
Subaccount

FTVIPT Templeton Foreign Securities Subaccount
FTVIPT Templeton Growth Securities Subaccount**
Janus Aspen Enterprise Subaccount
Janus Aspen Global Life Sciences Subaccount
Janus Aspen Global Technology Subaccount
Janus Aspen Overseas Subaccount
Janus Aspen Perkins Mid Cap Value Subaccount
Janus Aspen Worldwide Subaccount
LMPVET Batterymarch Variable Global Equity Subaccount**
LMPVET ClearBridge Variable Equity Income Builder Subaccount**
LMPVET ClearBridge Variable Aggressive Growth Subaccount**
LMPVET ClearBridge Variable Appreciation Subaccount**
LMPVET ClearBridge Variable Capital Subaccount
LMPVET ClearBridge Variable Dividend Strategy Subaccount
LMPVET ClearBridge Variable Fundamental Value Subaccount
LMPVET ClearBridge Variable Investors Subaccount**
LMPVET ClearBridge Variable Large Cap Growth Subaccount
LMPVET ClearBridge Variable Mid Cap Core Subaccount
LMPVET ClearBridge Variable Small Cap Growth Subaccount
LMPVET Global Currents Variable International All Cap Opportunity Subaccount LMPVET Investment Counsel Variable Social Awareness Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONTINUED)

LMPVET Lifestyle Allocation 50% Subaccount
LMPVET Lifestyle Allocation 70% Subaccount
LMPVET Lifestyle Allocation 85% Subaccount
LMPVIT Western Asset Variable Adjustable Rate
Income Subaccount
LMPVIT Western Asset Variable Diversified Strategic
Income Subaccount
LMPVIT Western Asset Variable Global High Yield
Bond Subaccount
LMPVIT Western Asset Variable High Income
Subaccount
LMPVIT Western Asset Variable Money Market
Subaccount
LMPVIT Western Asset Variable Strategic Bond
Subaccount
MIST American Funds Balanced Allocation Subaccount
MIST American Funds Growth Allocation Subaccount
MIST American Funds Moderate Allocation Subaccount
MIST Batterymarch Growth and Income Subaccount
MIST BlackRock High Yield Subaccount
MIST BlackRock Large Cap Core Subaccount**
MIST Clarion Global Real Estate Subaccount**
MIST Dreman Small Cap Value Subaccount
MIST Harris Oakmark International Subaccount
MIST Janus Forty Subaccount
MIST Lazard Mid Cap Subaccount
MIST Legg Mason Partners Aggressive Growth
Subaccount
MIST Legg Mason Value Equity Subaccount
MIST Loomis Sayles Global Markets Subaccount
MIST Lord Abbett Bond Debenture Subaccount
MIST Lord Abbett Growth and Income Subaccount
MIST Lord Abbett Mid Cap Value Subaccount
MIST Met/AIM Small Cap Growth Subaccount
MIST Met/Franklin Mutual Shares Subaccount
MIST MetLife Balanced Strategy Subaccount*
MIST MetLife Growth Strategy Subaccount*
MIST MetLife Moderate Strategy Subaccount*
MIST MFS Emerging Markets Equity Subaccount**
MIST MFS Research International Subaccount
MIST Oppenheimer Capital Appreciation Subaccount**
MIST PIMCO Inflation Protected Bond Subaccount**
MIST PIMCO Total Return Subaccount
MIST Pioneer Fund Subaccount
MIST Pioneer Strategic Income Subaccount
MIST SSgA Growth and Income ETF Subaccount
MIST SSgA Growth ETF Subaccount
MIST T. Rowe Price Mid Cap Growth Subaccount
MIST Third Avenue Small Cap Value Subaccount

MIST Turner Mid Cap Growth Subaccount
MIST Van Kampen Comstock Subaccount
MIST Van Kampen Mid Cap Growth Subaccount**
Morgan Stanley Capital Opportunities Subaccount
Morgan Stanley Dividend Growth Subaccount
Morgan Stanley S&P 500 Index Subaccount
MSF Barclays Capital Aggregate Bond Index
Subaccount
MSF BlackRock Aggressive Growth Subaccount
MSF BlackRock Bond Income Subaccount**
MSF BlackRock Diversified Subaccount**
MSF BlackRock Large Cap Value Subaccount
MSF BlackRock Legacy Large Cap Growth Subaccount
MSF BlackRock Money Market Subaccount**
MSF Davis Venture Value Subaccount**
MSF FI Value Leaders Subaccount**
MSF Jennison Growth Subaccount**
MSF Loomis Sayles Small Cap Core Subaccount*
MSF Met/Dimensional International Small Company
Subaccount*
MSF MetLife Aggressive Allocation Subaccount
MSF MetLife Conservative Allocation Subaccount
MSF MetLife Conservative to Moderate Allocation
Subaccount
MSF MetLife Mid Cap Stock Index Subaccount
MSF MetLife Moderate Allocation Subaccount
MSF MetLife Moderate to Aggressive Allocation
Subaccount
MSF MetLife Stock Index Subaccount**
MSF MFS Total Return Subaccount**
MSF MFS Value Subaccount
MSF Morgan Stanley EAFE Index Subaccount**
MSF Neuberger Berman Mid Cap Value Subaccount
MSF Oppenheimer Global Equity Subaccount**
MSF Russell 2000 Index Subaccount
MSF T. Rowe Price Large Cap Growth Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount
MSF Western Asset Management Strategic Bond
Opportunities Subaccount
MSF Western Asset Management U.S. Government
Subaccount
Pioneer VCT Bond Subaccount
Pioneer VCT Cullen Value Subaccount
Pioneer VCT Emerging Markets Subaccount
Pioneer VCT Equity Income Subaccount
Pioneer VCT Fund Subaccount
Pioneer VCT High Yield Subaccount
Pioneer VCT Ibbotson Growth Allocation Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONCLUDED)

Pioneer VCT Ibbotson Moderate Allocation
Subaccount
Pioneer VCT Mid Cap Value Subaccount
Pioneer VCT Real Estate Shares Subaccount
UIF Capital Growth Subaccount
UIF Equity and Income Subaccount
UIF Small Company Growth Subaccount

UIF U.S. Real Estate Subaccount
UIF Value Subaccount
Van Kampen LIT Capital Growth Subaccount**
Van Kampen LIT Government Subaccount**
Van Kampen LIT Growth and Income Subaccount**
Wells Fargo VT Small/Mid Cap Value Subaccount

* This Subaccount began operations during the year ended December 31, 2009.

** This Subaccount invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.

3. PORTFOLIO CHANGES

The following Subaccounts ceased operations during the year ended December 31, 2009:

Credit Suisse International Equity Flex II
MSF Capital Guardian U.S. Equity Subaccount
MSF FI Large Cap Subaccount
MIST Legg Mason Partners Managed Assets
Subaccount
MIST Met/AIM Capital Appreciation Subaccount
UIF Core Plus Fixed Income Subaccount
DWSII Conservative Allocation Subaccount
DWSII Growth Allocation Subaccount
DWSII Moderate Allocation Subaccount
Janus Aspen Forty Subaccount
LMPVET Equity Index Subaccount

PIMCO VIT Total Return Subaccount
Pioneer VCT Strategic Income Subaccount
Van Kampen LIT Comstock Subaccount
Van Kampen LIT Enterprise Subaccount
Pioneer VCT Global High Yield Subaccount
Pioneer VCT Ibbotson Aggressive Allocation
Subaccount
Pioneer VCT Independence Subaccount
Pioneer VCT International Value Subaccount
Pioneer VCT Oak Ridge Large Cap Growth
Subaccount
Pioneer VCT Small Cap Value Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2009:

NAME CHANGES:

FORMER NAME                                            NEW NAME
(AllianceBernstein) Global Technology Portfolio        (AllianceBernstein) Global Thematic Growth Portfolio
(Credit Suisse Trust) Global Small Cap Portfolio       (Credit Suisse Trust) International Equity Flex II Portfolio
(Janus Aspen) Mid Cap Growth Portfolio                 (Janus Aspen) Enterprise Portfolio
(Janus Aspen) International Growth Portfolio           (Janus Aspen) Overseas Portfolio
(Janus Aspen) Mid Cap Value Portfolio                  (Janus Aspen) Perkins Mid Cap Value Portfolio
(Janus Aspen) Worldwide Growth Portfolio               (Janus Aspen) Worldwide Portfolio
(LMPVET) Global Equity Portfolio                       (LMPVET) Batterymarch Variable Global Equity
                                                       Portfolio
(LMPVET) Capital and Income Portfolio                  (LMPVET) ClearBridge Variable Equity Income
                                                       Builder Portfolio
(LMPVET) Aggressive Growth Portfolio                   (LMPVET) ClearBridge Variable Aggressive Growth
                                                       Portfolio
(LMPVET) Appreciation Portfolio                        (LMPVET ClearBridge Variable Appreciation Portfolio
(LMPVET Capital Portfolio                              (LMPVET) ClearBridge Variable Capital Portfolio

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONTINUED)

FORMER NAME                                               NEW NAME
(LMPVET Dividend Strategy Portfolio                       (LMPVET) ClearBridge Variable Dividend Strategy
                                                          Portfolio
(LMPVET) Fundamental Value Portfolio                      (LMPVET) ClearBridge Variable Fundamental Value
                                                          Portfolio
(LMPVET) Investors Portfolio                              (LMPVET) ClearBridge Variable Investors Portfolio
(LMPVET) Large Cap Growth Portfolio                       (LMPVET) ClearBridge Variable Large Cap Growth
                                                          Portfolio
(LMPVET) Mid Cap Core Portfolio                           (LMPVET) ClearBridge Variable Mid Cap Core Portfolio
(LMPVET) Small Cap Growth Portfolio                       (LMPVET) ClearBridge Variable Small Cap Growth
                                                          Portfolio
(LMPVET) International All Cap Opportunity Portfolio      (LMPVET) Global Currents Variable International All Cap
                                                          Opportunity Portfolio
(LMPVET) Social Awareness Portfolio                       (LMPVET) Investment Counsel Variable Social
                                                          Awareness Portfolio
(LMPVIT) Adjustable Rate Income Portfolio                 (LMPVIT) Western Asset Variable Adjustable Rate
                                                          Income Portfolio
(LMPVIT) Diversified Strategic Income Portfolio           (LMPVIT) Western Asset Variable Diversified
                                                          Strategic Income Portfolio
(LMPVIT) Global High Yield Bond Portfolio                 (LMPVIT) Western Asset Variable Global High Yield
                                                          Bond Portfolio
(LMPVIT) High Income Portfolio                            (LMPVIT) Western Asset Variable High Income Portfolio
(LMPVIT) Money Market Portfolio                           (LMPVIT) Western Asset Variable Money Market
                                                          Portfolio
(LMPVIT) Strategic Bond Portfolio                         (LMPVIT) Western Asset Variable Strategic Bond
                                                          Portfolio
(MSF) Lehman Brothers Aggregate Bond Index Portfolio      (MSF) Barclays Capital Aggregate Bond Index Portfolio

MERGERS:

FORMER PORTFOLIO                                          NEW PORTFOLIO
(Credit Suisse Trust) International Equity Flex II        (Credit Suisse Trust) International Equity Flex III
Portfolio                                                 Portfolio
(MSF) Capital Guardian U.S. Equity Portfolio              (MIST) Pioneer Fund Portfolio
(MIST) Legg Mason Partners Managed Assets Portfolio       (MSF) BlackRock Diversified Portfolio
(MSF) FI Large Cap Portfolio                              (MSF) BlackRock Legacy Large Cap Growth Portfolio
(MIST) Met/AIM Capital Appreciation Portfolio             (MSF) BlackRock Legacy Large Cap Growth Portfolio

SUBSTITUTIONS:

FORMER PORTFOLIO                                          NEW PORTFOLIO
(Janus Aspen) Forty Portfolio                             (MIST) Janus Forty Portfolio
(DWSII) Moderate Allocation Portfolio                     (MIST) MetLife Balanced Strategy Portfolio
(DWSII) Growth Allocation Portfolio                       (MIST) MetLife Growth Strategy Portfolio
(DWSII) Conservative Allocation Portfolio                 (MIST) MetLife Moderate Strategy Portfolio
(PIMCO VIT) Total Return Portfolio                        (MIST) PIMCO Total Return Portfolio
(Pioneer VCT) Strategic Income Portfolio                  (MIST) Pioneer Strategic Income Portfolio
(Van Kampen LIT) Comstock Portfolio                       (MIST) Van Kampen Comstock Portfolio
(UIF) Core Plus Fixed Income Portfolio                    (MSF) BlackRock Bond Income Portfolio
(LMPVET) Equity Index Portfolio                           (MSF) MetLife Stock Index Portfolio

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONCLUDED)

LIQUIDATIONS:

(Van Kampen LIT) Enterprise Portfolio
(Pioneer VCT) Global High Yield Portfolio
(Pioneer VCT) Ibbotson Aggressive Allocation Portfolio
(Pioneer VCT) Independence Portfolio
(Pioneer VCT) International Value Portfolio
(Pioneer VCT) Oak Ridge Large Cap Growth Portfolio
(Pioneer VCT) Small Cap Value Portfolio

TRUST NAME CHANGES:

FORMER NAME                                               NEW Name
The Alger American Fund                                   The Alger Portfolios

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

In June 2009, the Financial Accounting Standards Board ("FASB") approved FASB ACCOUNTING STANDARDS CODIFICATION ("Codification") as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental entities. Codification, which changed the referencing and organization of accounting guidance without modification of existing GAAP, is effective for interim and annual periods ending after September 15, 2009. Since it did not modify existing GAAP, Codification did not have any impact on the financial results of the Divisions. On the effective date of Codification, substantially all existing non-Securities and Exchange Commission accounting and reporting standards were superseded and, therefore, are no longer referenced by title in the accompanying notes to the financial statements.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Subaccounts' investment in shares of the portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1   Unadjusted quoted prices in active markets for identical assets.
Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

Each Subaccount invests in shares of open-ended mutual funds which calculate a daily NAV based on the value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares help by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of the Subaccounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective December 31, 2009, the Separate Account adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate a NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements about the nature and risks of investments measured at fair value on a recurring or non-recurring basis. As a result, the Separate Account classified all of its investments, which utilize a NAV to measure fair value, as Level 2 in the fair value hierarchy.

Effective April 1, 2009, the Separate Account adopted prospectively new guidance, which establishes general standards for accounting and disclosures of events that occur subsequent to the statements of assets and liabilities date but before financial statements are issued, as revised in February 2010. The Separate Account has provided the required disclosures, if any, in its financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

Effective January 1, 2008, the Separate Account adopted new fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets measured at fair value. The adoption of this guidance did not have an impact on the fair value of items measured at fair value for each of the Subaccounts.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable
Subaccounts:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution of each contract and the Separate Account.

ENHANCED STEPPED-UP PROVISION -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee the periodic return on the investment.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

FLOOR BENEFIT -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

EQUITY PROTECTION -- For an additional charge, the Company will guarantee your principal (sum of purchase payments adjusted proportionally for any withdrawals).

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2009:

Mortality and Expense Risk                     0.30% - 1.90%
                                               ---------------
Administrative                                 0.10% - 0.15%
                                               ---------------
Enhanced Stepped-Up Provision                  0.15% - 0.25%
                                               ---------------
Guaranteed Minimum Withdrawal Benefit          0.25% - 1.00%
                                               ---------------
Guaranteed Minimum Withdrawal Benefit for Life 0.65% - 1.50%
                                               ---------------
Guaranteed Minimum Accumulation Benefit        0.40% - 0.50%
                                               ---------------
Floor Benefit                                  0.25% - 1.40%
                                               ---------------
Equity Protection                              0.80% - 2.10%
                                               ===============

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts.

Certain investments in the various portfolios of the MIST and MSF Trusts hold shares that are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an indirect affiliate of the Company. On May 1, 2009, Met Investors Advisory, LLC, an indirect affiliate of the Company and previous manager of the MIST Trust, merged into MetLife Advisers, LLC.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                                   FOR THE YEAR ENDED
                                                                 AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                                 ----------------------- ----------------------------
                                                                                               COST OF       PROCEEDS
                                                                     SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                                 ---------- ------------ ------------- --------------
AIM V.I. Utilities Subaccount                                       187,197    3,192,970       533,466      1,020,984
Alger Capital Appreciation Subaccount                                91,103    3,569,876       787,351        986,314
AllianceBernstein Global Thematic Growth Subaccount                  93,033    1,429,029       340,951        415,243
American Funds Bond Subaccount                                      800,100    7,935,514     6,815,801      1,521,545
American Funds Global Growth Subaccount                          10,879,448  202,376,643    15,248,881     37,897,140
American Funds Global Small Capitalization Subaccount               282,332    4,404,264     3,638,781        642,729
American Funds Growth Subaccount                                  9,136,365  478,491,668    19,952,626     61,847,092
American Funds Growth-Income Subaccount                          12,089,203  418,502,891    16,878,854     55,709,287
Credit Suisse Trust International Equity Flex III Subaccount (a)    190,466    1,104,187     1,106,179          2,005
Delaware VIP Small Cap Value Subaccount                             864,020   21,406,964     1,274,449      3,959,643
Dreyfus Socially Responsible Growth Subaccount                       24,517      603,183        36,280         50,994
DWSI Capital Growth Subaccount                                      620,967   10,237,684       925,391      2,234,614
DWSI Global Opportunities Subaccount                                373,582    4,817,472       610,348      1,065,895
DWSI Health Care Subaccount                                         277,258    3,189,044       574,899      1,529,019
DWSII Government & Agency Securities Subaccount                     495,023    6,077,607     2,337,517      3,883,014
DWSII Dreman Small Mid Cap Value Subaccount                       1,086,543   15,841,360       839,638      2,079,964
DWSII Global Thematic Subaccount                                    609,749    7,199,554       492,203      1,036,994
DWSII Technology Subaccount                                         286,618    2,417,893       695,245        558,152
Fidelity VIP Contrafund Subaccount                               12,635,684  327,735,234    17,430,229     30,719,454
Fidelity VIP Dynamic Capital Appreciation Subaccount                365,288    2,771,060       124,386        346,841
Fidelity VIP Equity-Income Subaccount                            14,293,590  301,342,802     8,368,771     19,247,444
Fidelity VIP High Income Subaccount                               5,950,987   38,086,489     4,318,119      4,471,764
Fidelity VIP Mid Cap Subaccount                                  11,902,513  330,957,835    17,611,289     35,055,608
FTVIPT Franklin Income Securities Subaccount                      2,961,333   42,901,611    15,461,332      6,528,856
FTVIPT Franklin Rising Dividends Securities Subaccount            1,359,703   23,157,105     2,102,403      5,138,455
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount        2,614,903   48,785,141     5,147,027      7,366,940
FTVIPT Mutual Shares Securities Subaccount                        3,437,700   57,965,912     2,318,695      6,944,805
FTVIPT Templeton Developing Markets Securities Subaccount         3,194,221   33,958,663     6,134,102      2,993,738
FTVIPT Templeton Foreign Securities Subaccount                   10,724,169  149,317,257    18,149,428     26,789,891
FTVIPT Templeton Growth Securities Subaccount                     2,955,297   37,171,264     2,253,310      4,661,529
Janus Aspen Enterprise Subaccount                                   569,764   16,864,914       955,426      3,315,622
Janus Aspen Global Life Sciences Subaccount                         439,647    3,533,720       204,577      1,221,610
Janus Aspen Global Technology Subaccount                          1,621,292    6,857,229     1,129,898      1,393,550
Janus Aspen Overseas Subaccount                                   1,759,357   75,498,358     9,111,458      8,206,813
Janus Aspen Perkins Mid Cap Value Subaccount                        178,942    2,326,158       167,504        508,598
Janus Aspen Worldwide Subaccount                                     41,700    1,140,343       125,768        284,825
LMPVET Batterymarch Variable Global Equity Subaccount             3,653,676   53,779,174     1,950,667      6,320,685
LMPVET ClearBridge Variable Equity Income Builder
  Subaccount                                                     14,772,679  188,013,745     8,108,618     24,674,112
LMPVET ClearBridge Variable Aggressive Growth Subaccount         37,181,118  483,362,609     5,120,845     79,099,024
LMPVET ClearBridge Variable Appreciation Subaccount              21,952,269  496,355,601    26,896,203     92,599,896
LMPVET ClearBridge Variable Capital Subaccount                   10,865,034  147,861,427     1,505,254     19,984,594
LMPVET ClearBridge Variable Dividend Strategy Subaccount          4,630,131   45,667,169     1,277,359      6,774,513
LMPVET ClearBridge Variable Fundamental Value Subaccount         28,834,536  574,276,362     8,979,046     82,326,079
LMPVET ClearBridge Variable Investors Subaccount                 13,903,387  213,612,074     5,333,197     30,793,483
LMPVET ClearBridge Variable Large Cap Growth Subaccount           9,364,729  130,550,054     3,890,789     25,231,292
LMPVET ClearBridge Variable Mid Cap Core Subaccount               5,807,936   72,714,188     1,425,797     11,438,537
LMPVET ClearBridge Variable Small Cap Growth Subaccount           5,546,075   75,099,559     4,036,619     10,710,311
LMPVET Global Currents Variable International All Cap
  Opportunity Subaccount                                         11,676,314  125,219,631     2,667,748     11,179,599
LMPVET Investment Counsel Variable Social Awareness
  Subaccount                                                      2,525,234   59,394,958     1,912,324      6,085,163
LMPVET Lifestyle Allocation 50% Subaccount                        9,952,984  113,711,249     6,158,660     22,401,537
LMPVET Lifestyle Allocation 70% Subaccount                        5,990,455   67,752,732     2,263,550      8,785,574
LMPVET Lifestyle Allocation 85% Subaccount                        3,213,187   41,880,090     1,056,224      5,117,603

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                             FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                           ----------------------- ----------------------------
                                                                                         COST OF       PROCEEDS
                                                                SHARES    COST ($) PURCHASES ($) FROM SALES ($)
                                                           ----------- ----------- ------------- --------------
LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount                                                 2,158,791  20,390,382     2,647,706      4,419,854
LMPVIT Western Asset Variable Diversified Strategic Income
  Subaccount                                                 4,418,831  40,153,708     2,867,687      7,582,023
LMPVIT Western Asset Variable Global High Yield Bond
  Subaccount                                                 1,986,027  16,429,198     3,842,355      3,499,657
LMPVIT Western Asset Variable High Income Subaccount        26,862,912 186,344,735    19,694,494     30,236,645
LMPVIT Western Asset Variable Money Market Subaccount      235,550,633 235,550,617    82,229,775    184,704,904
LMPVIT Western Asset Variable Strategic Bond Subaccount      3,891,251  39,112,677     5,639,845      6,141,234
MIST American Funds Balanced Allocation Subaccount             109,530     859,126       535,462         52,702
MIST American Funds Growth Allocation Subaccount                89,065     661,658       452,268         89,069
MIST American Funds Moderate Allocation Subaccount              68,060     588,078       488,576         20,266
MIST Batterymarch Growth and Income Subaccount              17,941,464 363,068,430     6,025,045     25,373,355
MIST BlackRock High Yield Subaccount                        13,207,411 104,909,009    16,125,131     18,537,410
MIST BlackRock Large Cap Core Subaccount                     7,281,159  76,225,186     3,846,893      9,913,173
MIST Clarion Global Real Estate Subaccount                   8,837,045 124,314,955    10,093,829     14,590,668
MIST Dreman Small Cap Value Subaccount                       1,092,353  13,226,764     4,025,535      4,207,883
MIST Harris Oakmark International Subaccount                 7,188,456 108,475,045    14,320,593     16,881,746
MIST Janus Forty Subaccount                                  9,543,172 700,975,385    21,433,723     50,088,287
MIST Lazard Mid Cap Subaccount                               9,672,035 102,299,437     6,076,124     12,779,796
MIST Legg Mason Partners Aggressive Growth Subaccount           23,225     110,150       129,540         90,959
MIST Legg Mason Value Equity Subaccount                        693,935   5,692,752       677,833      1,912,979
MIST Loomis Sayles Global Markets Subaccount                16,678,913 182,071,132     5,229,034     14,404,465
MIST Lord Abbett Bond Debenture Subaccount                   5,780,948  66,901,281    14,065,417     17,034,776
MIST Lord Abbett Growth and Income Subaccount                7,945,678 207,892,081     8,558,161     24,473,207
MIST Lord Abbett Mid Cap Value Subaccount                    4,475,631  86,459,757     3,633,427      9,951,887
MIST Met/AIM Small Cap Growth Subaccount                       737,210   8,929,736     2,423,702      1,820,749
MIST Met/Franklin Mutual Shares Subaccount                      65,601     453,631       219,284         29,743
MIST MetLife Balanced Strategy Subaccount (b)                2,600,781  19,554,995    21,280,196      1,962,974
MIST MetLife Growth Strategy Subaccount (b)                  2,524,374  18,332,221    19,800,455      1,719,751
MIST MetLife Moderate Strategy Subaccount (b)                1,481,813  11,852,403    13,390,195      1,717,525
MIST MFS Emerging Markets Equity Subaccount                 11,236,804 114,164,264    15,411,596     21,103,617
MIST MFS Research International Subaccount                   8,374,312 102,226,309     9,025,419     16,295,632
MIST Oppenheimer Capital Appreciation Subaccount            62,141,671 430,907,359     7,668,048     28,142,695
MIST PIMCO Inflation Protected Bond Subaccount               9,397,659  98,973,001    26,872,500     24,086,627
MIST PIMCO Total Return Subaccount                          36,816,474 390,433,853   412,074,535     46,721,335
MIST Pioneer Fund Subaccount                                 3,960,068  44,339,063    26,464,677      6,746,546
MIST Pioneer Strategic Income Subaccount                    23,862,632 221,222,799    86,592,742     42,959,250
MIST SSgA Growth and Income ETF Subaccount                  11,854,775 121,451,301     3,444,348     13,332,605
MIST SSgA Growth ETF Subaccount                             15,073,998 155,124,161     4,534,608     11,010,869
MIST T. Rowe Price Mid Cap Growth Subaccount                   335,928   2,371,302     1,332,411        479,514
MIST Third Avenue Small Cap Value Subaccount                11,838,181 193,971,000     8,856,334     20,477,301
MIST Turner Mid Cap Growth Subaccount                          293,076   3,537,061       500,491        762,966
MIST Van Kampen Comstock Subaccount                         28,183,975 182,067,804   202,032,544     24,474,442
MIST Van Kampen Mid Cap Growth Subaccount                    2,006,300  19,237,330     2,059,004      3,744,937
Morgan Stanley Capital Opportunities Subaccount                 39,366   1,044,513       110,704        159,094
Morgan Stanley Dividend Growth Subaccount                      173,905   2,365,659       226,404        389,059
Morgan Stanley S&P 500 Index Subaccount                        701,102   7,389,273       548,765        478,991
MSF Barclays Capital Aggregate Bond Index Subaccount        11,417,655 123,111,015    10,291,285     19,397,190
MSF BlackRock Aggressive Growth Subaccount                   5,108,286 121,661,805     4,382,669     19,072,202
MSF BlackRock Bond Income Subaccount                         2,992,613 307,556,990    58,061,690     59,865,212
MSF BlackRock Diversified Subaccount                        19,295,988 282,782,870   145,173,699     24,863,010
MSF BlackRock Large Cap Value Subaccount                     2,044,317  24,352,108     2,164,369      2,546,355
MSF BlackRock Legacy Large Cap Growth Subaccount            11,760,576 206,527,758   223,794,992     20,029,548
MSF BlackRock Money Market Subaccount                        3,356,005 335,600,196   196,362,418    301,859,959

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                             FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                           ----------------------- ----------------------------
                                                                                         COST OF       PROCEEDS
                                                               SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                           ---------- ------------ ------------- --------------
MSF Davis Venture Value Subaccount                          1,743,736   57,603,766     4,757,500      8,541,223
MSF FI Value Leaders Subaccount                               827,685  155,692,441     4,832,499     18,148,543
MSF Jennison Growth Subaccount                              5,693,908   65,381,997     1,452,363     11,116,887
MSF Loomis Sayles Small Cap Core Subaccount (b)                 1,897      281,521       290,189          9,671
MSF Met/Dimensional International Small Company
  Subaccount (b)                                                5,202       74,498        76,201          1,804
MSF MetLife Aggressive Allocation Subaccount                6,213,739   72,408,191     7,251,312      5,498,595
MSF MetLife Conservative Allocation Subaccount              3,039,891   31,221,494    14,688,718     10,075,992
MSF MetLife Conservative to Moderate Allocation Subaccount  8,507,453   92,133,420    16,280,476     17,318,278
MSF MetLife Mid Cap Stock Index Subaccount                    563,461    7,016,549     1,266,132        799,160
MSF MetLife Moderate Allocation Subaccount                 40,874,744  467,019,414    34,630,551     44,091,468
MSF MetLife Moderate to Aggressive Allocation Subaccount   36,701,252  436,069,341    23,765,749     27,096,807
MSF MetLife Stock Index Subaccount                         34,085,215  932,875,109   486,300,710    137,076,329
MSF MFS Total Return Subaccount                             5,267,846  740,510,515    41,272,859    105,804,077
MSF MFS Value Subaccount                                    6,382,627   83,149,971     7,399,497     12,604,990
MSF Morgan Stanley EAFE Index Subaccount                    7,207,447  118,701,680     5,407,693      7,626,457
MSF Neuberger Berman Mid Cap Value Subaccount               1,106,580   24,149,765       904,641      3,043,423
MSF Oppenheimer Global Equity Subaccount                   27,812,062  432,563,811    17,506,315     41,370,204
MSF Russell 2000 Index Subaccount                           9,698,107  131,970,462     7,183,542      8,639,305
MSF T. Rowe Price Large Cap Growth Subaccount               3,863,771   52,785,067     5,003,093     10,019,380
MSF T. Rowe Price Small Cap Growth Subaccount               7,437,758   94,797,596     7,124,776     11,443,027
MSF Western Asset Management Strategic Bond Opportunities
  Subaccount                                                  667,963    7,789,670     2,020,582      2,170,596
MSF Western Asset Management U.S. Government Subaccount    15,665,263  186,472,335    21,502,036     44,591,357
Pioneer VCT Bond Subaccount                                 2,448,832   26,452,355    11,030,018      9,349,615
Pioneer VCT Cullen Value Subaccount                         1,410,470   15,717,935     2,738,154      2,858,306
Pioneer VCT Emerging Markets Subaccount                       959,021   25,215,840     5,797,568      3,870,490
Pioneer VCT Equity Income Subaccount                        1,176,143   23,806,145     2,195,763      4,874,577
Pioneer VCT Fund Subaccount                                 1,496,455   31,629,514     2,509,021      7,510,628
Pioneer VCT High Yield Subaccount                           4,752,933   41,268,052    19,185,624     14,413,219
Pioneer VCT Ibbotson Growth Allocation Subaccount          24,511,927  277,414,941    12,701,309     17,594,471
Pioneer VCT Ibbotson Moderate Allocation Subaccount        13,441,969  145,178,652    14,518,602     17,150,739
Pioneer VCT Mid Cap Value Subaccount                        3,049,915   60,848,185     2,661,920      7,878,193
Pioneer VCT Real Estate Shares Subaccount                     945,042   18,654,017     1,848,062      2,076,528
UIF Capital Growth Subaccount                                 543,471    7,675,089       747,108      2,068,441
UIF Equity and Income Subaccount                           11,572,738  148,099,003     8,419,190     25,977,793
UIF Small Company Growth Subaccount                           390,011    5,689,273       426,453        965,021
UIF U.S. Real Estate Subaccount                             1,985,162   30,487,911     2,025,314      3,306,077
UIF Value Subaccount                                        1,277,197   14,851,506       649,199      2,585,324
Van Kampen LIT Capital Growth Subaccount                      557,329   15,501,338       688,257      2,604,866
Van Kampen LIT Government Subaccount                        3,515,536   32,522,880     5,925,739      9,123,004
Van Kampen LIT Growth and Income Subaccount                 8,646,891  146,298,125     6,802,184     25,777,963
Wells Fargo VT Small/Mid Cap Value Subaccount                 535,824    5,047,496       457,097        452,796

(b) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portolio, series, or fund for each of the periods presented in the five years ended December 31, 2009:

                                                   AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                       ----------------------------------------- --------------------------------------------------
                                                       UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                           LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                             UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ----------- ----------------- ----------- ------------- ---------------- -------------------
AIM V.I. Utilities Subaccount     2009   1,703,060     1.178 - 1.654   2,716,233          4.58      1.55 - 2.65    11.86 - 13.13
                                  2008   2,120,045     1.051 - 1.462   3,005,689          2.63      1.55 - 2.65 (34.12) - (33.39)
                                  2007   2,469,440     1.594 - 2.195   5,279,182          1.88      1.55 - 2.65     8.89 - 18.78
                                  2006   2,609,332     1.356 - 1.848   4,720,973          3.70      1.55 - 2.65    22.21 - 23.53
                                  2005   2,293,179     1.109 - 1.496   3,373,187          3.14      1.55 - 2.65   (4.01) - 15.08
Alger Capital Appreciation        2009   2,568,654     1.342 - 1.648   4,100,549            --      1.55 - 2.65    46.68 - 48.33
  Subaccount                      2008   2,726,355     0.914 - 1.111   2,946,088            --      1.55 - 2.65 (46.69) - (46.09)
                                  2007   3,117,230     1.713 - 2.061   6,258,265            --      1.55 - 2.65   (1.42) - 31.11
                                  2006   2,554,978     1.319 - 1.572   3,936,492            --      1.55 - 2.55    11.13 - 17.14
                                  2005   2,116,370     1.138 - 1.342   2,791,102            --      1.55 - 2.55     7.67 - 18.75
AllianceBernstein Global          2009   1,859,710     0.804 - 0.821   1,520,169            --      1.65 - 1.90    50.28 - 50.64
  Thematic Growth                 2008   1,967,504     0.535 - 0.545   1,068,173            --      1.65 - 1.90 (48.51) - (48.29)
  Subaccount                      2007   2,675,537     1.039 - 1.054   2,814,482            --      1.65 - 1.90    17.67 - 17.90
                                  2006   2,190,516     0.883 - 0.894   1,954,454            --      1.65 - 1.90      6.39 - 6.56
                                  2005   2,307,864     0.830 - 0.839   1,932,597            --      1.65 - 1.90      1.72 - 2.07
American Funds Bond Subaccount    2009   5,354,874     1.477 - 1.574   8,185,030          4.01      1.40 - 1.90    10.47 - 11.08
  (Commenced 4/28/2008)           2008   1,707,759     1.337 - 1.417   2,375,182          8.67      1.40 - 1.90 (10.75) - (10.45)
American Funds Global Growth      2009 130,525,259     1.259 - 1.948 212,149,219          1.43      0.30 - 2.70    38.52 - 41.88
  Subaccount                      2008 148,315,752     0.888 - 1.392 171,788,338          1.71      0.30 - 2.70 (40.07) - (38.58)
                                  2007 169,495,269     1.474 - 2.299 321,760,742          2.69      0.30 - 2.70   (4.70) - 14.13
                                  2006 173,618,310     1.314 - 2.036 291,622,286          0.87      0.60 - 2.70     4.78 - 19.70
                                  2005 159,643,333     1.116 - 1.720 226,113,392          0.67      0.60 - 2.70     4.71 - 16.59
American Funds Global Small       2009   1,997,395     2.430 - 2.576   5,011,389          0.46      1.40 - 1.90    58.31 - 59.01
  Capitalization Subaccount       2008     638,633     1.535 - 1.620   1,017,332            --      1.40 - 1.90 (49.55) - (49.38)
  (Commenced 4/28/2008)
American Funds Growth             2009 323,767,342     0.988 - 1.543 421,186,273          0.66      0.30 - 2.70    35.68 - 38.90
  Subaccount                      2008 359,615,200     0.720 - 1.126 341,207,267          0.78      0.30 - 2.70 (45.51) - (44.10)
                                  2007 404,396,586     1.304 - 2.044 695,771,349          0.76      0.30 - 2.70     1.50 - 11.72
                                  2006 450,065,711     1.178 - 1.851 702,140,584          0.80      0.60 - 2.70     6.05 - 10.10
                                  2005 438,281,614     1.084 - 1.708 630,855,530          0.76      0.60 - 2.70   (1.12) - 19.73
American Funds Growth-Income      2009 305,682,875     0.953 - 1.377 376,941,251          1.60      0.30 - 2.75    27.57 - 30.86
  Subaccount                      2008 341,874,694     0.729 - 1.067 327,273,662          1.64      0.30 - 2.75 (39.52) - (38.03)
                                  2007 401,435,769     1.200 - 1.746 629,811,177          1.45      0.30 - 2.75    (3.07) - 4.36
                                  2006 448,353,025     1.169 - 1.691 683,271,350          1.56      0.60 - 2.75    12.07 - 14.56
                                  2005 454,437,804     1.039 - 1.493 613,002,232          1.45      0.60 - 2.75    (0.90) - 9.88
Credit Suisse Trust International 2009   1,019,821     0.772 - 1.182   1,116,134            --      1.55 - 2.65    28.26 - 29.75
  Equity Flex III Subaccount
  (Commenced 12/14/2009)
Delaware VIP Small Cap Value      2009  11,809,419     1.282 - 2.358  21,004,334          1.02      0.30 - 2.60    28.40 - 31.49
  Subaccount                      2008  13,377,371     0.975 - 1.799  18,558,123          0.81      0.30 - 2.60 (31.67) - (30.11)
                                  2007  16,388,529     1.395 - 2.582  33,497,643          0.53      0.30 - 2.60  (13.94) - (7.16)
                                  2006  18,944,541     1.694 - 2.781  44,633,441          0.26      0.60 - 2.60    13.24 - 15.49
                                  2005  23,296,777     1.496 - 2.408  47,613,484          0.36      0.60 - 2.60     3.23 - 15.30

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                  ----------------------------------------- --------------------------------------------------
                                                  UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                      LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                  ----------- ----------------- ----------- ------------- ---------------- -------------------
Dreyfus Socially Responsible 2009     574,094     0.964 - 1.151     639,903          0.64      1.55 - 2.65    29.92 - 31.39
  Growth Subaccount          2008     582,742     0.742 - 0.876     495,408          0.43      1.55 - 2.65 (36.31) - (35.59)
                             2007     598,700     1.165 - 1.360     792,444          0.27      1.55 - 2.65      4.67 - 5.84
                             2006     656,269     1.113 - 1.285     822,659            --      1.55 - 2.65      6.10 - 7.35
                             2005     639,030     1.049 - 1.197     750,074            --      1.55 - 2.65      0.86 - 6.78
DWSI Capital Growth          2009   8,917,378     0.985 - 1.218  10,469,508          1.08      1.55 - 2.65    23.17 - 24.54
  Subaccount                 2008  10,177,735     0.799 - 0.978   9,638,233          0.66      1.55 - 2.65 (34.97) - (34.27)
                             2007  12,449,333     1.228 - 1.488  18,006,933          0.25      1.55 - 2.65   (1.15) - 10.47
                             2006  13,752,175     1.123 - 1.347  18,078,133          0.20      1.55 - 2.65    (0.48) - 6.48
                             2005   8,674,019     1.100 - 1.265  10,745,435          0.24      1.55 - 2.65     3.48 - 11.97
DWSI Global Opportunities    2009   2,726,698     0.998 - 1.625   4,150,504          1.44      1.55 - 2.65    43.79 - 45.35
  Subaccount                 2008   3,092,106     0.693 - 1.118   3,249,955            --      1.55 - 2.65 (51.48) - (50.92)
                             2007   3,436,720     1.427 - 2.278   7,417,353          1.02      1.55 - 2.65      2.13 - 7.25
                             2006   3,546,894     1.344 - 2.124   7,150,397          0.91      1.55 - 2.65    18.75 - 20.00
                             2005   3,777,884     1.131 - 1.770   6,397,887          0.34      1.55 - 2.65     1.16 - 16.61
DWSI Health Care Subaccount  2009   2,380,096     1.082 - 1.346   3,035,975          1.14      1.55 - 2.65    18.59 - 19.96
                             2008   3,239,205     0.911 - 1.122   3,485,472            --      1.55 - 2.65 (25.52) - (24.70)
                             2007   3,781,290     1.222 - 1.490   5,410,164            --      1.55 - 2.65     9.88 - 11.11
                             2006   4,014,878     1.110 - 1.341   5,185,746            --      1.55 - 2.65      0.54 - 4.20
                             2005   4,480,590     1.077 - 1.287   5,590,375            --      1.55 - 2.65    (0.63) - 8.95
DWSII Government & Agency    2009   5,472,346     1.102 - 1.184   6,311,542          4.70      1.55 - 2.65      4.95 - 6.09
  Securities Subaccount      2008   7,027,315     1.050 - 1.116   7,663,328          4.25      1.55 - 2.65      1.74 - 2.86
                             2007   4,467,580     1.032 - 1.089   4,755,051          4.04      1.55 - 2.65      2.69 - 3.93
                             2006   4,873,458     1.005 - 1.054   5,013,915          3.50      1.55 - 2.65      1.10 - 2.15
                             2005   5,426,615     0.994 - 1.037   5,480,771          3.49      1.55 - 2.65    (0.58) - 0.98
DWSII Dreman Small Mid Cap   2009   6,769,158     1.064 - 1.718  10,898,028          1.69      1.55 - 2.65    25.92 - 27.35
  Value Subaccount           2008   7,699,706     0.844 - 1.349   9,778,847          1.35      1.55 - 2.65 (35.41) - (34.74)
                             2007   9,139,529     1.306 - 2.067  17,838,953          0.60      1.55 - 2.65    (0.07) - 1.13
                             2006  10,404,529     1.305 - 2.044  20,277,059          0.38      1.55 - 2.65    21.35 - 22.62
                             2005  10,844,583     1.075 - 1.667  17,276,994          0.32      1.55 - 2.65   (0.87) - 14.30
DWSII Global Thematic        2009   3,417,264     1.092 - 1.546   5,030,435          1.26      1.55 - 2.65    39.48 - 41.06
  Subaccount                 2008   3,883,900     0.782 - 1.096   4,073,603          1.13      1.55 - 2.65 (49.25) - (48.71)
                             2007   4,800,961     1.540 - 2.137   9,874,816          0.24      1.55 - 2.65      3.02 - 4.24
                             2006   4,292,759     1.493 - 2.050   8,490,261          0.19      1.55 - 2.65    11.58 - 27.65
                             2005   3,994,060     1.181 - 1.606   6,184,114            --      1.55 - 2.65     0.17 - 22.10
DWSII Technology Subaccount  2009   2,355,755     0.924 - 1.139   2,585,299            --      1.55 - 2.65    55.82 - 57.32
                             2008   2,162,417     0.593 - 0.724   1,509,302            --      1.55 - 2.65 (47.89) - (47.23)
                             2007   2,400,140     1.138 - 1.372   3,184,957            --      1.55 - 2.65   (3.20) - 12.09
                             2006   2,425,200     1.025 - 1.224   2,880,253            --      1.55 - 2.65   (8.95) - (1.13)
                             2005   2,829,966     1.045 - 1.238   3,423,884          0.11      1.55 - 2.65     0.58 - 15.49
Fidelity VIP Contrafund      2009 181,273,642     1.004 - 1.610 257,127,712          1.23      0.30 - 2.70    31.90 - 35.08
  Subaccount                 2008 193,501,420     0.759 - 1.210 204,385,840          0.80      0.30 - 2.70 (44.22) - (42.88)
                             2007 213,235,728     1.357 - 2.150 395,591,028          0.78      0.30 - 2.70     1.63 - 16.61
                             2006 217,238,460     1.185 - 1.866 347,552,039          1.04      0.60 - 2.70     1.41 - 10.72
                             2005 196,360,677     1.089 - 1.705 283,983,247          0.12      0.60 - 2.65   (1.48) - 19.20


METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ---------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ----------- ----------------- ----------- ------------- ---------------- -------------------
Fidelity VIP Dynamic Capital    2009   2,259,227     0.822 - 1.350   2,578,968          0.02      0.30 - 2.50    32.49 - 35.41
  Appreciation Subaccount       2008   2,474,553     0.614 - 1.002   2,110,918          0.42      0.30 - 2.50 (42.79) - (41.56)
                                2007   3,119,214     1.062 - 1.738   4,597,424          0.11      0.30 - 2.50    (4.18) - 6.13
                                2006   3,947,554     1.009 - 1.657   5,424,170          0.23      0.60 - 2.50     0.45 - 13.09
                                2005   4,166,735     0.899 - 1.480   5,146,611            --      0.60 - 2.50     5.46 - 26.48
Fidelity VIP Equity-Income      2009 108,541,676     0.948 - 2.597 240,102,941          2.34      0.30 - 1.90    27.47 - 29.73
  Subaccount                    2008 115,661,779     0.741 - 2.019 199,519,894          2.41      0.30 - 1.90 (43.90) - (42.78)
                                2007 132,444,044     1.316 - 3.566 400,892,976          1.74      0.30 - 1.90    (0.65) - 1.22
                                2006 140,114,841     1.319 - 3.557 432,505,764          3.32      0.30 - 1.90    17.68 - 19.76
                                2005 148,557,889     1.118 - 2.996 390,160,736          1.64      0.30 - 1.90   (0.53) - 10.53
Fidelity VIP High Income        2009  14,725,421     1.247 - 2.288  31,480,724          8.11      0.30 - 1.30    42.09 - 43.51
  Subaccount                    2008  15,749,612     0.877 - 1.609  23,781,248          8.57      0.30 - 1.30 (25.93) - (25.18)
                                2007  17,441,474     1.184 - 2.172  35,721,575          7.77      0.30 - 1.30    (0.59) - 2.49
                                2006  19,961,947     1.205 - 2.140  40,452,391          7.59      0.30 - 1.30     9.71 - 10.86
                                2005  22,298,010     1.087 - 1.948  41,324,308         15.19      0.30 - 1.30      1.41 - 2.45
Fidelity VIP Mid Cap Subaccount 2009 163,964,353     1.099 - 2.099 298,753,019          0.47      0.30 - 2.70    36.02 - 39.41
                                2008 175,219,157     0.806 - 1.527 232,101,268          0.24      0.30 - 2.70 (41.24) - (39.82)
                                2007 194,928,164     1.367 - 2.573 435,231,658          0.49      0.30 - 2.70   (0.31) - 14.63
                                2006 202,604,640     1.214 - 2.269 401,512,281          0.17      0.60 - 2.70     3.20 - 11.75
                                2005 189,610,580     1.106 - 2.053 340,760,006            --      0.60 - 2.70   (0.91) - 20.72
FTVIPT Franklin Income          2009  30,320,651     1.078 - 4.290  41,814,022          8.12      1.30 - 2.70    31.95 - 33.84
  Securities Subaccount         2008  27,781,181     0.817 - 3.209  25,140,094          5.49      1.30 - 2.70 (31.52) - (30.53)
  (Commenced 5/2/2005)          2007  28,070,936     1.193 - 1.255  34,418,610          3.38      1.30 - 2.70    (4.04) - 2.40
                                2006  20,579,714     1.181 - 1.227  24,768,105          3.41      1.30 - 2.70     0.42 - 16.70
                                2005   8,531,050     1.027 - 1.052   8,854,406          0.44      1.30 - 2.55    (3.63) - 5.18
FTVIPT Franklin Rising          2009  18,663,538     0.901 - 1.240  21,564,888          1.47      1.50 - 2.65    14.27 - 15.66
  Dividends Securities          2008  21,627,695     0.786 - 1.073  21,687,343          1.84      1.50 - 2.65 (29.05) - (28.22)
  Subaccount                    2007  25,791,683     1.103 - 1.495  36,386,985          2.37      1.50 - 2.65   (5.23) - (4.14)
                                2006  27,084,209     1.160 - 1.566  40,222,505          1.05      1.50 - 2.65   (0.93) - 15.40
                                2005  25,720,494     1.079 - 1.357  33,439,039          0.90      1.45 - 2.65    (0.31) - 7.06
FTVIPT Franklin Small-Mid Cap   2009  38,242,323     0.792 - 1.463  44,113,405            --      1.25 - 2.75    39.60 - 41.80
  Growth Securities             2008  39,918,390     0.562 - 1.037  32,498,385            --      1.25 - 2.75 (44.02) - (43.20)
  Subaccount                    2007  46,602,557     0.995 - 1.837  67,189,742            --      1.25 - 2.75      5.24 - 9.89
                                2006  51,461,967     0.911 - 1.681  68,132,735            --      1.25 - 2.75   (2.74) - 10.68
                                2005  59,469,386     0.853 - 1.575  73,527,779            --      1.25 - 2.75     1.70 - 14.55
FTVIPT Mutual Shares Securities 2009  42,535,689     1.147 - 1.264  50,121,663          1.91      1.40 - 1.90    23.60 - 24.29
  Subaccount                    2008  47,564,032     0.928 - 1.017  45,238,751          2.96      1.40 - 1.90 (38.26) - (37.99)
                                2007  57,502,398     1.503 - 1.640  88,384,934          1.44      1.40 - 1.90      1.49 - 2.05
                                2006  57,394,982     1.239 - 1.772  86,503,678          0.87      0.60 - 2.70    15.23 - 17.67
                                2005 127,598,458     1.079 - 1.523 171,403,069          0.87      0.60 - 2.65     0.25 - 10.51
FTVIPT Templeton Developing     2009  15,673,026     1.745 - 2.849  31,239,521          4.01      0.30 - 1.80    69.58 - 72.16
  Markets Securities            2008  14,310,331     1.029 - 3.333  16,745,138          1.88      0.30 - 2.75  (53.56) - (8.93)
  Subaccount                    2007  49,160,016     1.880 - 4.056 152,721,262          2.31      0.30 - 2.75     1.06 - 28.01
                                2006  50,749,927     1.500 - 3.212 127,222,929          1.11      0.60 - 2.75    15.15 - 28.34
                                2005  46,875,652     1.203 - 2.557  95,464,644          1.24      0.60 - 2.75     2.15 - 27.70

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                   ----------------------------------------- --------------------------------------------------
                                                   UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                       LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ----------- ----------------- ----------- ------------- ---------------- -------------------
FTVIPT Templeton Foreign      2009  97,704,725     1.097 - 1.902 144,240,071          3.43      0.30 - 2.75    33.29 - 36.64
  Securities Subaccount       2008 111,025,532     0.823 - 1.412 121,590,564          2.41      0.30 - 2.75 (41.99) - (40.56)
                              2007 128,820,623     1.418 - 2.409 240,864,853          1.97      0.30 - 2.75     0.36 - 14.76
                              2006 144,140,237     1.262 - 2.123 237,798,804          1.25      0.60 - 2.75     5.63 - 20.74
                              2005 143,497,805     1.067 - 1.778 199,114,339          1.15      0.60 - 2.75     1.78 - 12.00
FTVIPT Templeton Growth       2009  26,961,380     1.100 - 4.461  30,735,098          3.17      1.40 - 1.90    28.65 - 29.32
  Securities Subaccount       2008  29,971,329     0.855 - 1.006  26,545,651          1.79      1.40 - 1.90 (43.41) - (43.13)
                              2007  33,358,379     1.511 - 1.769  52,085,357          1.33      1.40 - 1.90      0.40 - 0.91
                              2006  33,917,235     1.273 - 4.461  52,475,326          0.32      0.60 - 2.65    16.33 - 21.07
                              2005 174,829,031     1.065 - 3.820 450,592,379          1.20      0.60 - 2.65     0.08 - 10.18
Janus Aspen Enterprise        2009  24,776,585     0.502 - 1.786  17,035,938            --      0.30 - 2.60    40.68 - 44.00
  Subaccount                  2008  28,579,786     0.354 - 1.262  13,787,452          0.06      0.30 - 2.60 (45.29) - (44.02)
                              2007  32,312,340     0.643 - 2.299  27,341,621          0.07      0.30 - 2.60     3.53 - 21.04
                              2006  37,639,585     0.538 - 1.932  25,719,132            --      0.60 - 2.60     2.48 - 12.66
                              2005  44,168,328     0.484 - 1.744  26,603,760            --      0.60 - 2.60     0.14 - 17.92
Janus Aspen Global Life       2009   3,783,040     1.056 - 1.685   4,409,682            --      1.40 - 2.45    22.54 - 23.87
  Sciences Subaccount         2008   4,863,385     0.856 - 1.366   4,534,181            --      1.40 - 2.45 (30.73) - (29.98)
                              2007   6,247,528     1.228 - 1.959   8,274,842            --      1.40 - 2.45     7.01 - 20.04
                              2006   7,103,646     1.027 - 1.639   7,888,399            --      1.40 - 2.50      3.67 - 4.88
                              2005   8,222,083     0.984 - 1.570   8,731,258            --      1.40 - 2.50     9.53 - 10.72
Janus Aspen Global Technology 2009  11,535,408     0.400 - 1.711   7,376,909            --      1.40 - 2.50    53.05 - 54.61
  Subaccount                  2008  12,535,710     0.260 - 1.110   4,935,515          0.09      1.40 - 2.50 (45.40) - (44.65)
                              2007  15,556,567     0.472 - 2.017  10,864,204          0.37      1.40 - 2.50   (3.32) - 20.00
                              2006  16,742,310     0.395 - 1.688   8,626,487            --      1.40 - 2.45      5.20 - 6.30
                              2005  18,659,741     0.373 - 1.594   8,786,656            --      1.40 - 2.50     1.60 - 23.46
Janus Aspen Overseas          2009  43,929,512     1.279 - 3.093  79,311,843          0.42      1.25 - 2.50    74.67 - 76.85
  Subaccount                  2008  45,196,584     0.727 - 1.767  45,301,896          1.14      1.25 - 2.50 (53.41) - (52.82)
                              2007  46,649,433     1.551 - 3.783  98,924,859          0.46      1.25 - 2.50    24.82 - 26.43
                              2006  39,477,549     1.235 - 3.023  63,301,996          1.93      1.25 - 2.50     7.41 - 44.80
                              2005  30,624,812     0.858 - 2.108  30,587,703          1.09      1.25 - 2.50    28.72 - 33.92
Janus Aspen Perkins Mid Cap   2009   1,321,540     1.805 - 1.891   2,453,292          0.34      1.40 - 2.10    30.14 - 31.05
  Value Subaccount            2008   1,549,198     1.387 - 1.443   2,201,304          0.40      1.40 - 2.10 (29.38) - (28.92)
                              2007   1,802,779     1.964 - 2.030   3,616,456          1.25      1.40 - 2.10      4.91 - 5.67
                              2006   2,062,278     1.872 - 1.921   3,922,565          1.03      1.40 - 2.10    12.70 - 13.47
                              2005   2,101,134     1.661 - 1.693   3,530,008          0.65      1.40 - 2.10      7.72 - 8.53
Janus Aspen Worldwide         2009   1,215,231     0.748 - 1.134   1,081,304          1.30      0.30 - 1.30    35.75 - 36.96
  Subaccount                  2008   1,473,348     0.551 - 1.606     933,270          0.15      0.30 - 2.45  (45.55) - (5.61)
                              2007  34,679,126     0.711 - 1.706  28,343,346          0.55      0.30 - 2.50    (5.11) - 8.61
                              2006  39,895,818     0.662 - 1.588  29,737,903          1.61      0.60 - 2.50     8.51 - 17.31
                              2005  46,394,416     0.572 - 1.377  29,711,140          1.20      0.60 - 2.45      2.99 - 4.92
LMPVET Batterymarch           2009  37,665,030     0.823 - 1.299  39,277,028          3.11      1.30 - 2.60    17.63 - 19.29
  Variable Global Equity      2008  42,841,696     0.697 - 1.089  37,811,490          0.07      1.30 - 2.60 (42.86) - (42.11)
  Subaccount                  2007  53,650,045     1.215 - 1.881  82,583,852          0.54      1.30 - 2.60      2.17 - 3.58
                              2006  59,433,754     1.185 - 1.816  89,196,048          1.17      1.30 - 2.60    12.21 - 13.71
                              2005  61,757,365     1.052 - 1.597  82,415,988          0.84      1.30 - 2.60     1.94 - 10.96

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                UNIT VALUE(1)               INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                    LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ----------- ------------- ------------- ------------- ---------------- -------------------
LMPVET ClearBridge Variable    2009 135,980,347 0.821 - 1.221   137,170,481          3.17      0.30 - 2.70    19.33 - 22.53
  Equity Income Builder        2008 156,487,513 0.688 - 0.999   131,469,976          0.92      0.30 - 2.75 (36.73) - (35.21)
  Subaccount                   2007 193,635,280 1.086 - 1.547   255,776,152          1.33      0.30 - 2.75    (1.75) - 5.10
                               2006 206,024,660 1.105 - 1.455   263,625,366          1.58      1.30 - 2.70      0.48 - 9.40
                               2005 211,410,592 1.020 - 1.333   252,369,546          1.40      1.30 - 2.70      0.96 - 7.50
LMPVET ClearBridge Variable    2009 532,331,659 0.762 - 1.317   486,236,715            --      0.30 - 2.70    30.76 - 34.11
  Aggressive Growth            2008 622,180,674 0.574 - 0.996   428,934,280            --      0.30 - 2.70 (42.18) - (40.60)
  Subaccount                   2007 741,329,212 0.978 - 1.824   873,001,582            --      0.30 - 2.70    (6.31) - 6.75
                               2006 828,375,230 1.011 - 1.763 1,008,765,968            --      0.60 - 2.70   (0.83) - 12.52
                               2005 882,099,864 0.946 - 1.616 1,008,008,342            --      0.60 - 2.70   (1.02) - 19.50
LMPVET ClearBridge Variable    2009 397,735,990 1.012 - 1.490   463,631,605          2.10      0.60 - 2.70    18.86 - 21.39
  Appreciation Subaccount      2008 467,330,035 0.796 - 1.237   453,131,027          1.19      0.30 - 2.70 (31.28) - (29.54)
                               2007 583,776,051 1.149 - 1.775   814,727,982          1.06      0.30 - 2.70      0.32 - 7.74
                               2006 591,237,387 1.143 - 1.660   775,105,401          1.08      0.60 - 2.70     9.13 - 14.14
                               2005 652,374,697 1.014 - 1.466   758,783,275          0.86      0.60 - 2.70    (1.29) - 7.69
LMPVET ClearBridge Variable    2009  97,741,534 0.895 - 1.343   110,062,798          0.66      1.30 - 2.70    36.43 - 38.45
  Capital Subaccount           2008 115,893,792 0.653 - 0.970    95,061,000          0.05      1.30 - 2.70 (43.67) - (42.87)
                               2007 152,949,759 1.151 - 1.698   221,598,096          0.36      1.30 - 2.70    (0.94) - 0.48
                               2006 183,219,024 1.152 - 1.690   265,543,722          0.59      1.30 - 2.70     9.02 - 12.22
                               2005 217,659,613 1.033 - 1.506   283,401,915          0.37      1.30 - 2.70    (1.29) - 8.67
LMPVET ClearBridge Variable    2009  49,502,519 0.694 - 1.235    39,911,756          1.97      0.30 - 2.60    18.92 - 21.69
  Dividend Strategy            2008  57,971,618 0.576 - 1.035    38,759,544          2.71      0.30 - 2.60 (30.40) - (28.79)
  Subaccount                   2007  71,241,834 0.818 - 1.482    67,840,329          1.94      0.30 - 2.60    (0.82) - 5.77
                               2006  81,696,891 0.779 - 1.424    73,888,601          2.07      0.60 - 2.60    14.86 - 17.29
                               2005  96,864,753 0.670 - 1.235    74,835,821          1.92      0.60 - 2.60    (3.04) - 1.64
LMPVET ClearBridge Variable    2009 428,072,804 0.901 - 2.730   494,512,064          1.33      0.30 - 2.75    25.84 - 28.91
  Fundamental Value Subaccount 2008 503,204,890 0.716 - 2.135   457,409,846          1.59      0.30 - 2.75 (38.34) - (36.73)
                               2007 615,032,338 1.159 - 3.407   899,059,753          1.20      0.30 - 2.75    (8.41) - 0.62
                               2006 579,041,469 1.176 - 3.404   857,241,747          1.57      0.60 - 2.70     7.52 - 16.10
                               2005 640,934,562 1.035 - 2.948   838,842,449          0.95      0.60 - 2.70   (0.08) - 11.22
LMPVET ClearBridge Variable    2009 153,410,278 0.920 - 1.643   172,680,085          1.90      0.30 - 2.70    21.21 - 24.09
  Investors Subaccount         2008 180,915,479 0.759 - 1.327   166,124,166          1.22      0.30 - 2.70 (37.38) - (35.81)
                               2007 228,211,487 1.212 - 2.074   330,952,064          1.43      0.30 - 2.70    (4.61) - 3.29
                               2006 101,551,259 1.199 - 2.008   156,887,651          1.54      0.60 - 2.70     3.61 - 17.50
                               2005 123,030,450 1.036 - 1.709   163,740,192          1.16      0.60 - 2.70     1.34 - 11.01
LMPVET ClearBridge Variable    2009 128,748,339 0.856 - 1.510   137,942,475          0.27      0.30 - 2.70    38.57 - 42.03
  Large Cap Growth Subaccount  2008 150,824,586 0.612 - 1.067   115,654,875          0.26      0.30 - 2.70 (38.96) - (37.50)
                               2007 188,404,599 0.994 - 1.712   234,261,631          0.04      0.30 - 2.70    (1.31) - 4.65
                               2006 232,886,086 0.961 - 1.636   281,734,618          0.14      0.60 - 2.70      1.55 - 5.41
                               2005 278,785,232 0.936 - 1.573   329,657,840          0.13      0.60 - 2.70   (2.08) - 14.01
LMPVET ClearBridge Variable    2009  49,070,208 1.076 - 1.510    62,841,873          0.46      1.30 - 2.70    32.43 - 34.18
  Mid Cap Core Subaccount      2008  57,996,976 0.806 - 1.130    55,520,897          0.19      1.30 - 2.70 (37.03) - (36.11)
                               2007  71,238,308 1.269 - 1.778   107,349,964          0.37      1.30 - 2.70    (3.30) - 5.81
                               2006  84,470,972 1.208 - 1.697   121,343,232          0.53      1.30 - 2.70    11.72 - 13.30
                               2005  97,571,737 1.072 - 1.511   124,336,440          0.62      1.30 - 2.70     2.58 - 15.72

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                  AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                      ----------------------------------------- --------------------------------------------------
                                                      UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                          LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                      ----------- ----------------- ----------- ------------- ---------------- -------------------
LMPVET ClearBridge Variable      2009  54,202,034     0.962 - 1.770  68,494,048            --      0.30 - 2.75    38.93 - 42.35
  Small Cap Growth Subaccount    2008  59,867,011     0.686 - 1.262  53,919,156            --      0.30 - 2.75 (42.32) - (40.89)
                                 2007  71,547,703     1.177 - 2.168 110,867,024            --      0.30 - 2.75    (2.50) - 9.34
                                 2006  48,654,073     1.089 - 2.006  72,415,820            --      0.60 - 2.75     2.71 - 12.18
                                 2005  53,101,252     0.983 - 1.812  72,504,142            --      0.60 - 2.75   (1.49) - 15.51
LMPVET Global Currents           2009  72,264,608     0.656 - 1.431  72,976,986          1.16      0.30 - 2.45    25.53 - 28.15
  Variable International All Cap 2008  83,125,785     0.519 - 1.132  65,489,475          1.91      0.30 - 2.45 (44.82) - (43.56)
  Opportunity Subaccount         2007  99,535,027     0.933 - 2.034 140,032,107          0.89      0.30 - 2.45      3.76 - 6.07
                                 2006 117,587,244     0.891 - 1.946 158,149,388          2.06      0.30 - 2.45    22.84 - 25.44
                                 2005 136,186,093     0.719 - 1.572 147,650,094          1.33      0.30 - 2.45     9.01 - 11.39
LMPVET Investment Counsel        2009  35,265,807     0.862 - 2.837  55,656,183          1.52      0.30 - 2.50    19.84 - 22.47
  Variable Social Awareness      2008  39,745,946     0.711 - 2.339  50,092,116          1.84      0.30 - 2.50 (27.04) - (25.45)
  Subaccount                     2007  44,597,635     0.964 - 3.166  75,221,700          1.34      0.30 - 2.60     3.74 - 10.56
                                 2006  49,752,084     0.882 - 2.891  76,089,838          0.51      0.30 - 2.60     3.03 - 13.49
                                 2005  55,905,779     0.830 - 2.718  79,195,743          0.71      0.30 - 2.60    (1.02) - 7.18
LMPVET Lifestyle Allocation      2009  82,791,698     1.158 - 1.542 104,008,687          4.97      1.17 - 1.90    29.82 - 30.79
  50% Subaccount                 2008 101,668,320     0.892 - 1.179  98,139,570          3.26      1.17 - 1.90 (28.75) - (28.20)
                                 2007 127,276,506     1.252 - 1.642 171,934,433          3.41      1.17 - 1.90      1.29 - 2.05
                                 2006 145,594,514     1.236 - 1.609 193,888,194          2.71      1.17 - 1.90      6.19 - 6.91
                                 2005 169,628,482     1.164 - 1.505 212,166,507          2.22      1.17 - 1.90      0.61 - 1.35
LMPVET Lifestyle Allocation      2009  52,457,087     1.062 - 1.328  57,089,042          3.47      1.17 - 1.90    30.47 - 31.36
  70% Subaccount                 2008  61,066,781     0.814 - 1.011  50,738,235          2.32      1.17 - 1.90 (34.09) - (33.57)
                                 2007  73,092,932     1.235 - 1.522  91,454,984          2.55      1.17 - 1.90      1.90 - 2.63
                                 2006  87,069,481     1.209 - 1.483 106,393,247          1.83      1.17 - 1.90      6.78 - 7.62
                                 2005 101,949,763     1.126 - 1.378 116,033,705          1.45      1.17 - 1.90      2.81 - 3.53
LMPVET Lifestyle Allocation      2009  33,143,582     0.995 - 1.299  34,156,185          2.32      1.17 - 1.90    30.07 - 30.95
  85% Subaccount                 2008  38,462,858     0.765 - 0.992  30,330,127          1.65      1.17 - 1.90 (38.60) - (38.15)
                                 2007  45,631,090     1.246 - 1.604  58,313,241          1.51      1.17 - 1.90      1.38 - 2.17
                                 2006  53,182,538     1.229 - 1.570  66,724,256          0.99      1.17 - 1.90      7.43 - 8.20
                                 2005  64,153,803     1.144 - 1.451  74,562,883          0.44      1.17 - 1.90      4.00 - 4.84
LMPVIT Western Asset Variable    2009  19,371,479     0.861 - 0.987  17,529,423          1.87      0.30 - 2.70    14.32 - 17.08
  Adjustable Rate Income         2008  21,578,202     0.753 - 0.843  16,918,729          4.31      0.30 - 2.70 (23.29) - (21.44)
  Subaccount                     2007  30,126,619     0.981 - 1.073  30,521,526          4.33      0.30 - 2.70    (1.39) - 0.75
                                 2006  35,144,629     0.993 - 1.061  35,771,917          4.31      0.60 - 2.70      1.09 - 3.51
                                 2005  39,587,779     0.979 - 1.025  39,430,489          3.40      0.60 - 2.70    (0.31) - 1.79
LMPVIT Western Asset Variable    2009  26,699,119     1.093 - 1.445  34,599,462          5.05      1.30 - 2.60    16.24 - 17.83
  Diversified Strategic Income   2008  31,595,735     0.936 - 1.228  34,921,049          5.68      1.30 - 2.60 (15.82) - (14.74)
  Subaccount                     2007  41,508,754     1.107 - 1.442  54,059,048          4.83      1.30 - 2.60    (0.62) - 0.62
                                 2006  50,158,783     1.109 - 1.434  65,204,884          5.64      1.16 - 2.60      2.64 - 4.06
                                 2005  60,220,905     1.075 - 1.380  75,567,646          5.28      1.30 - 2.60    (0.27) - 1.42
LMPVIT Western Asset Variable    2009  10,569,292     1.082 - 1.724  14,895,212         10.68      1.40 - 2.60    51.46 - 53.38
  Global High Yield Bond         2008  11,006,706     0.713 - 1.124  10,450,813         10.04      1.40 - 2.60 (32.56) - (31.80)
  Subaccount                     2007  13,236,960     1.055 - 1.648  18,636,640          6.73      1.40 - 2.60   (4.92) - (1.44)
                                 2006  14,752,622     1.084 - 1.672  21,408,366          5.68      1.40 - 2.60      5.72 - 9.07
                                 2005  15,852,482     1.002 - 1.533  21,690,069          6.20      1.40 - 2.60    (0.20) - 3.89

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ----------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ----------- ----------------- ----------- ------------- ---------------- -------------------
LMPVIT Western Asset Variable   2009 102,925,900     1.155 - 2.020 151,238,219         11.51      0.30 - 2.70    55.73 - 59.42
  High Income Subaccount        2008 123,565,072     0.736 - 1.278 115,143,440         10.18      0.30 - 2.70 (31.84) - (30.18)
                                2007 159,566,246     1.072 - 1.847 215,408,851          8.20      0.30 - 2.70    (2.40) - 0.97
                                2006 184,544,851     1.089 - 1.863 252,450,183          7.49      0.30 - 2.70     6.38 - 10.67
                                2005 209,633,796     1.000 - 1.699 263,313,301          7.92      0.30 - 2.70    (0.97) - 4.59
LMPVIT Western Asset Variable   2009 211,991,805     0.991 - 1.431 235,550,617          0.25      0.30 - 2.70   (2.52) - (0.09)
  Money Market Subaccount       2008 300,953,532     1.010 - 1.445 338,022,005          2.50      0.30 - 2.70    (0.10) - 2.32
                                2007 206,176,952     1.010 - 1.425 232,418,158          4.79      0.30 - 2.70      0.58 - 4.57
                                2006 206,111,427     0.988 - 1.374 226,874,276          4.52      0.30 - 2.70      0.10 - 4.28
                                2005 224,635,730     0.969 - 1.329 240,933,053          2.77      0.30 - 2.70      0.20 - 2.49
LMPVIT Western Asset Variable   2009  28,485,160     0.985 - 1.493  34,243,010          4.57      1.40 - 2.60    18.59 - 20.11
  Strategic Bond Subaccount     2008  29,886,687     0.826 - 1.243  30,221,472          5.95      1.40 - 2.60 (19.10) - (18.17)
                                2007  36,686,427     1.018 - 1.519  45,919,702          4.69      1.40 - 2.60    (0.64) - 0.60
                                2006  39,934,855     1.021 - 1.510  50,131,185          5.38      1.40 - 2.60      2.15 - 3.57
                                2005  40,623,641     0.993 - 1.458  50,131,485          5.03      1.40 - 2.60    (0.50) - 1.22
MIST American Funds Balanced    2009   1,066,350     0.896 - 0.911     966,059            --      0.30 - 1.30    27.64 - 28.85
  Allocation Subaccount         2008     460,585     0.703 - 0.707     324,976          9.23      0.30 - 1.15 (29.79) - (29.38)
  (Commenced 4/28/2008)
MIST American Funds Growth      2009     860,371     0.842 - 0.857     733,008            --      0.30 - 1.30    32.18 - 33.70
  Allocation Subaccount         2008     361,073     0.637 - 0.641     231,081          8.34      0.30 - 1.30 (36.32) - (35.88)
  (Commenced 4/28/2008)
MIST American Funds Moderate    2009     664,781     0.937 - 0.953     628,194            --      0.30 - 1.30    21.85 - 22.97
  Allocation Subaccount         2008     127,658     0.769 - 0.775      98,733          6.60      0.30 - 1.30 (23.20) - (22.67)
  (Commenced 4/28/2008)
MIST Batterymarch Growth and    2009  14,486,682    1.002 - 19.108 261,765,961          2.26      1.00 - 1.65    20.00 - 20.68
  Income Subaccount             2008  15,925,617    0.835 - 15.834 239,145,150          1.44      1.00 - 1.65 (37.92) - (37.50)
  (Commenced 5/1/2006)          2007  18,277,607    1.345 - 25.333 440,328,684          0.87      1.00 - 1.65      6.07 - 6.77
                                2006  21,299,043    1.268 - 23.727 482,879,112            --      1.00 - 1.65      7.55 - 8.09
MIST BlackRock High Yield       2009  52,060,128     1.099 - 6.584 105,877,776          5.75      0.19 - 2.65    42.84 - 46.92
  Subaccount                    2008  55,599,982     0.769 - 4.524  78,057,547          7.33      0.19 - 2.65 (26.75) - (24.36)
  (Commenced 5/1/2006)          2007  63,143,456     1.132 - 6.037 120,841,696          5.94      0.19 - 2.64    (3.27) - 2.16
                                2006  45,095,489     1.151 - 1.603  65,000,201            --      0.60 - 2.65      3.01 - 6.11
MIST BlackRock Large Cap        2009  63,249,054     0.712 - 1.314  56,574,643          1.44      0.30 - 2.75    15.99 - 18.86
  Core Subaccount               2008  71,441,239     0.607 - 1.123  54,264,589          0.59      0.30 - 2.75 (39.06) - (37.48)
  (Commenced 5/1/2006)          2007  85,113,395     0.983 - 1.827 104,311,222          0.71      0.30 - 2.70    (2.36) - 5.26
                                2006 101,594,807     0.938 - 1.744 118,294,948            --      0.60 - 2.70     5.05 - 10.59
MIST Clarion Global Real Estate 2009  98,568,292     0.750 - 1.979  84,648,075          3.61      0.30 - 2.75    31.31 - 34.81
  Subaccount                    2008 105,420,478     0.570 - 1.490  68,580,445          2.12      0.30 - 2.75 (43.20) - (41.78)
  (Commenced 11/14/2005)        2007 124,374,407     1.003 - 2.594 140,702,795          1.01      0.30 - 2.75  (24.83) - (2.70)
                                2006 139,168,963     1.211 - 1.454 170,229,023          0.01      0.30 - 2.75   (1.14) - 35.26
                                2005     306,793     1.074 - 1.075     329,565            --      1.70 - 2.60    (0.19) - 7.40

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------------- ----------- ------------- ---------------- -------------------
MIST Dreman Small Cap Value    2009  11,126,251     0.984 - 1.296  13,676,299          0.92      0.30 - 2.70    25.72 - 28.66
  Subaccount                   2008  11,190,143     0.772 - 1.017  10,817,418          0.75      0.30 - 2.70 (27.24) - (25.45)
  (Commenced 5/1/2006)         2007  10,129,896     1.045 - 1.377  13,308,156            --      0.30 - 2.70  (11.59) - (1.49)
                               2006   6,819,826     1.068 - 1.408   9,181,770          0.61      0.60 - 2.70   (0.37) - 18.86
MIST Harris Oakmark            2009  65,954,572     0.986 - 1.786  86,620,909          8.30      0.30 - 2.70    51.28 - 55.03
  International Subaccount     2008  73,645,655     0.646 - 1.168  62,788,056          2.06      0.30 - 2.70 (42.32) - (40.90)
  (Commenced 5/1/2006)         2007  89,021,152     1.109 - 2.005 130,584,087          0.94      0.29 - 2.69  (11.52) - (1.45)
                               2006  97,474,617     1.139 - 2.057 145,215,968            --      0.56 - 2.66     4.17 - 17.50
MIST Janus Forty Subaccount    2009 178,453,861     0.690 - 7.156 617,906,720            --      0.30 - 2.75    39.33 - 42.78
  (Commenced 5/1/2006)         2008 184,741,781     0.491 - 5.059 456,343,114          6.04      0.30 - 2.75 (43.44) - (42.04)
                               2007 191,666,259     0.859 - 8.811 845,500,235          0.17      0.30 - 2.75   (0.95) - 30.11
                               2006 214,476,771     0.671 - 6.839 749,436,415            --      0.30 - 2.75     1.73 - 13.45
MIST Lazard Mid Cap Subaccount 2009  64,642,037     0.855 - 2.185  90,411,267          1.37      0.30 - 2.65    33.13 - 36.70
  (Commenced 4/30/2007)        2008  69,717,278     0.639 - 1.603  72,983,686          0.08      0.30 - 2.65  (39.91) - (3.15)
                               2007   5,965,059     1.059 - 1.161   6,737,323            --      0.30 - 2.60  (14.93) - (5.73)
MIST Legg Mason Partners       2009     206,409     0.625 - 0.683     138,656            --      0.30 - 1.30    31.30 - 32.62
  Aggressive Growth Subaccount 2008     103,980     0.491 - 0.515      52,646            --      0.30 - 0.90 (36.79) - (36.53)
  (Commenced 4/28/2008)
MIST Legg Mason Value Equity   2009   7,082,207     0.590 - 0.660   4,295,464          1.79      0.30 - 2.60    34.40 - 37.50
  Subaccount                   2008   9,703,866     0.439 - 0.480   4,349,147          0.02      0.30 - 2.60 (55.79) - (54.76)
  (Commenced 11/14/2005)       2007   8,033,958     0.993 - 1.013   8,088,383            --      1.70 - 2.60   (8.39) - (7.49)
                               2006   8,080,451     1.084 - 1.095   8,812,069            --      1.70 - 2.60      3.83 - 9.20
                               2005   3,024,819     1.043 - 1.045   3,158,285            --      1.70 - 2.60    (1.79) - 4.50
MIST Loomis Sayles Global      2009  43,268,117     1.440 - 4.312 166,789,133          2.44      0.30 - 1.65    38.65 - 40.52
  Markets Subaccount           2008  46,805,268     1.036 - 3.096 129,910,023          5.05      0.30 - 1.65 (40.09) - (39.26)
  (Commenced 4/30/2007)        2007  52,358,564     1.725 - 5.148 243,698,087            --      0.30 - 1.65    19.39 - 20.46
MIST Lord Abbett Bond          2009  45,437,764     1.245 - 1.982  70,758,842          7.78      0.30 - 2.65    33.50 - 36.72
  Debenture Subaccount         2008  50,357,034     0.938 - 1.462  58,397,632          4.53      0.30 - 2.65 (20.53) - (18.67)
  (Commenced 5/1/2006)         2007  60,470,520     1.178 - 1.813  88,568,023          5.47      0.30 - 2.65      1.31 - 6.16
                               2006  63,399,577     1.130 - 1.717  89,513,985            --      0.60 - 2.65      4.06 - 5.79
MIST Lord Abbett Growth and    2009 178,302,083     0.770 - 4.000 149,934,901          2.27      0.30 - 2.70    15.27 - 18.02
  Income Subaccount            2008 200,939,476     0.668 - 3.431 145,054,521          1.55      0.30 - 2.70 (38.03) - (36.47)
  (Commenced 11/14/2005)       2007 239,539,828     1.078 - 1.407 267,772,267          0.68      0.05 - 2.70    (2.62) - 3.32
                               2006 191,555,885     1.068 - 1.187 209,981,658          0.02      0.35 - 2.70     6.69 - 15.80
                               2005     492,132     1.024 - 1.025     504,179          1.25      1.70 - 2.60    (0.77) - 2.40
MIST Lord Abbett Mid Cap       2009  70,579,098     0.765 - 1.078  56,795,766          2.21      0.30 - 2.70    23.15 - 26.08
  Value Subaccount             2008  80,119,831     0.620 - 0.855  51,848,646          0.58      0.30 - 2.75 (40.44) - (38.93)
  (Commenced 11/14/2005)       2007  94,328,307     1.041 - 1.401 101,596,400          0.06      0.30 - 2.75  (11.39) - (0.56)
                               2006   4,978,445     1.064 - 1.142   5,537,536          0.32      1.30 - 2.70   (0.47) - 15.75
                               2005     748,298     1.034 - 1.035     774,357          0.80      1.70 - 2.60    (0.86) - 3.50
MIST Met/AIM Small Cap         2009   7,370,837     0.907 - 1.169   8,271,522            --      0.30 - 2.70    30.71 - 33.87
  Growth Subaccount            2008   6,688,902     0.685 - 0.882   5,665,418            --      0.30 - 2.70 (40.29) - (38.81)
  (Commenced 5/1/2006)         2007   4,965,688     1.129 - 1.455   6,946,984            --      0.30 - 2.70   (7.16) - 10.77
                               2006   3,177,286     1.026 - 1.322   4,073,297            --      0.60 - 2.70   (1.47) - 14.44

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                   ----------------------------------------- --------------------------------------------------
                                                   UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                       LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ----------- ----------------- ----------- ------------- ---------------- -------------------
MIST Met/Franklin Mutual      2009     658,147     0.800 - 0.809     530,058            --      1.70 - 2.35    21.95 - 22.76
  Shares Subaccount           2008     386,422     0.656 - 0.659     254,151         10.69      1.70 - 2.25 (34.37) - (34.19)
  (Commenced 4/28/2008)
MIST MetLife Balanced         2009  23,223,388     0.944 - 1.070  24,265,282            --      1.55 - 2.65    22.33 - 23.27
  Strategy Subaccount
  (Commenced 5/4/2009)
MIST MetLife Growth           2009  22,113,186     0.941 - 1.083  23,350,459            --      1.55 - 2.55    26.14 - 27.11
  Strategy Subaccount
  (Commenced 5/4/2009)
MIST MetLife Moderate         2009  13,266,871     0.996 - 1.113  14,418,041            --      1.55 - 2.55    20.11 - 20.98
  Strategy Subaccount
  (Commenced 5/4/2009)
MIST MFS Emerging Markets     2009  45,575,766     1.276 - 3.195 106,330,059          1.85      0.30 - 2.75    64.38 - 68.59
  Equity Subaccount           2008  49,186,008     0.776 - 1.928  69,356,966          0.98      0.30 - 2.75   (58.76) - 0.58
  (Commenced 4/30/2007)       2007  22,838,831     2.030 - 4.094  69,677,937            --      0.30 - 2.65     0.00 - 26.05
MIST MFS Research             2009  57,249,025     1.038 - 1.809  77,964,871          3.25      0.30 - 2.65    28.09 - 31.20
  International Subaccount    2008  65,026,844     0.810 - 1.398  68,048,654          1.70      0.30 - 2.65 (44.56) - (42.53)
  (Commenced 11/14/2005)      2007  57,544,188     1.442 - 2.468 102,336,302          0.15      0.30 - 2.60   (3.39) - 11.36
                              2006   5,651,436     1.307 - 1.320   7,437,528          1.36      1.70 - 2.60    11.89 - 24.41
                              2005     322,712     1.059 - 1.061     342,188          0.70      1.70 - 2.60    (0.28) - 6.53
MIST Oppenheimer Capital      2009 431,970,938     0.779 - 0.878 351,416,197            --      0.30 - 2.65    39.93 - 43.70
  Appreciation Subaccount     2008 458,261,491     0.550 - 0.611 261,896,842          0.31      0.30 - 2.65 (47.40) - (45.98)
  (Commenced 5/1/2006)        2007  26,945,381     1.114 - 1.137  30,451,362            --      1.40 - 2.65   (3.52) - 12.69
                              2006  25,498,695     1.001 - 1.009  25,665,518            --      1.40 - 2.65   (0.59) - 11.07
MIST PIMCO Inflation          2009  85,594,721     1.092 - 1.323 104,939,462          3.81      0.30 - 2.75    14.94 - 18.00
  Protected Bond Subaccount   2008  84,875,080     0.947 - 1.132  89,827,203          3.82      0.30 - 2.70   (9.46) - (7.14)
  (Commenced 11/14/2005)      2007  73,914,152     1.041 - 1.228  86,351,508          0.17      0.80 - 2.70     0.00 - 10.15
                              2006   4,512,924     0.977 - 0.987   4,439,945          2.92      0.30 - 2.60   (2.20) - (1.30)
                              2005   1,391,214     0.999 - 1.000   1,390,519            --      1.70 - 2.60    (0.99) - 0.81
MIST PIMCO Total Return       2009 309,041,939     1.213 - 1.724 437,011,528          0.57      0.30 - 2.70    10.87 - 16.13
  Subaccount                  2008  20,657,165     1.055 - 1.085  22,251,150          3.60      1.70 - 2.60   (2.22) - (1.36)
  (Commenced 11/14/2005)      2007  17,237,540     1.079 - 1.100  18,856,207          3.31      1.70 - 2.60      4.86 - 5.77
                              2006  15,842,977     1.029 - 1.040  16,420,536          2.29      1.70 - 2.60      1.78 - 2.77
                              2005   3,430,988     1.011 - 1.012   3,469,914            --      1.70 - 2.60      0.30 - 1.51
MIST Pioneer Fund Subaccount  2009  35,071,315     0.778 - 1.690  48,615,076          1.01      0.30 - 2.60    20.72 - 26.30
  (Commenced 5/1/2006)        2008  16,387,552     0.680 - 1.382  18,839,100          1.12      0.30 - 2.60 (34.56) - (32.98)
                              2007  18,642,832     1.026 - 2.083  32,327,745          0.89      0.30 - 2.60    (1.73) - 4.65
                              2006  21,298,211     0.989 - 2.009  35,569,034            --      0.30 - 2.60     6.84 - 10.95
MIST Pioneer Strategic Income 2009 167,562,465     1.174 - 2.399 249,602,835          4.51      0.30 - 2.75    22.59 - 32.67
  Subaccount                  2008 132,562,461     0.949 - 1.824 156,083,247          6.69      0.30 - 2.70 (14.11) - (10.96)
  (Commenced 5/1/2006)        2007 137,915,159     1.088 - 2.067 187,183,787          0.68      0.30 - 2.70    (0.25) - 6.25
                              2006 139,920,997     1.044 - 1.961 183,340,432          4.59      0.30 - 2.70      1.32 - 4.57

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                   AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                       ----------------------------------------- --------------------------------------------------
                                                       UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                           LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                             UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ----------- ----------------- ----------- ------------- ---------------- -------------------
MIST SSgA Growth and              2009 118,121,815             1.036 122,341,279          2.14             1.25            23.33
  Income ETF Subaccount           2008 130,577,256             0.840 109,653,164          1.90             1.25           (25.99)
  (Commenced 11/14/2005           2007 147,441,601             1.135 167,304,437            --             1.25             4.13
  and began transactions in 2006) 2006 158,709,583             1.090 173,013,019          1.47             1.25             9.00
MIST SSgA Growth ETF              2009 151,971,206             0.976 148,328,139          1.93             1.25            27.42
  Subaccount                      2008 161,274,026             0.766 123,461,622          1.56             1.25           (33.74)
  (Commenced 11/14/2005 and       2007 175,301,265             1.156 202,730,917            --             1.25             4.24
  began transactions in 2006)     2006 181,206,750             1.109 200,905,447          1.09             1.25            10.90
MIST T. Rowe Price Mid Cap        2009   2,174,650     0.755 - 1.302   2,536,266            --      1.55 - 2.65    29.50 - 43.23
  Growth Subaccount               2008   1,198,311     0.761 - 0.909   1,061,661            --      1.55 - 2.65 (38.51) - (38.05)
  (Commenced 4/28/2008)
MIST Third Avenue Small Cap       2009 135,415,681     0.810 - 1.619 149,634,615          1.19      0.30 - 2.70    23.10 - 26.11
  Value Subaccount                2008 150,325,118     0.658 - 1.298 132,190,608          0.77      0.30 - 2.70 (31.74) - (30.08)
  (Commenced 5/1/2006)            2007 177,121,221     0.964 - 1.876 223,905,276          0.36      0.30 - 2.70  (10.65) - (3.56)
                                  2006  63,225,110     1.021 - 1.792  70,653,137            --      0.60 - 2.70      1.79 - 5.99
MIST Turner Mid Cap Growth        2009   2,403,026     1.074 - 1.371   3,118,333            --      1.55 - 2.65    43.39 - 44.93
  Subaccount                      2008   2,586,292     0.749 - 0.946   2,331,082            --      1.55 - 2.65 (45.80) - (45.39)
  (Commenced 4/28/2008)
MIST Van Kampen Comstock          2009 212,159,391     0.834 - 1.373 237,036,843          0.01      0.30 - 2.75    23.19 - 31.15
  Subaccount                      2008     938,859     0.677 - 0.696     648,344          2.17      1.70 - 2.60 (37.55) - (37.01)
  (Commenced 11/14/2005)          2007   1,286,953     1.084 - 1.105   1,416,028          1.48      1.70 - 2.60   (5.41) - (4.08)
                                  2006   1,279,856     1.141 - 1.152   1,471,570            --      1.70 - 2.60     1.06 - 14.06
                                  2005     104,387     1.009 - 1.010     105,369          2.33      1.70 - 2.60    (1.18) - 0.90
MIST Van Kampen Mid Cap           2009  15,136,307     0.750 - 2.045  17,892,218          0.01      0.30 - 2.60    53.24 - 56.78
  Growth Subaccount               2008  16,241,619     0.485 - 1.321  12,604,861          0.43      0.30 - 2.60 (49.06) - (47.29)
  (Commenced 11/14/2005)          2007   3,986,582     1.311 - 1.336   5,299,998            --      1.70 - 2.60   (7.20) - 21.34
                                  2006   4,406,247     1.090 - 1.101   4,834,885            --      1.70 - 2.60      5.62 - 6.58
                                  2005     736,746     1.032 - 1.033     760,699            --      1.70 - 2.60    (1.43) - 3.20
Morgan Stanley Capital            2009     921,618     1.128 - 1.419   1,228,624          0.12      1.60 - 2.60    66.53 - 68.13
  Opportunities Subaccount        2008     938,169     0.676 - 0.844     753,390          0.17      1.60 - 2.60 (49.11) - (48.57)
                                  2007   1,543,165     1.326 - 1.641   2,443,108          0.16      1.60 - 2.60    16.12 - 17.30
                                  2006   1,027,015     1.142 - 1.399   1,389,661            --      1.60 - 2.60      1.29 - 2.27
                                  2005   1,016,022     1.124 - 1.368   1,353,782            --      1.60 - 2.60     3.79 - 22.19
Morgan Stanley Dividend           2009   2,297,823     0.863 - 1.029   2,276,427          1.75      1.60 - 2.50    20.90 - 22.06
  Growth Subaccount               2008   2,424,014     0.711 - 0.843   1,981,211          0.42      1.60 - 2.50 (38.06) - (37.51)
                                  2007   2,901,396     1.193 - 1.349   3,816,301          1.01      1.60 - 2.50    (5.62) - 2.27
                                  2006   3,107,296     1.177 - 1.319   4,019,208          1.15      1.60 - 2.50      8.08 - 9.10
                                  2005   3,176,334     1.089 - 1.209   3,788,337          1.11      1.60 - 2.50      2.78 - 5.32
Morgan Stanley S&P 500 Index      2009   6,684,139     0.890 - 1.095   7,067,118          2.54      1.55 - 2.60    22.77 - 24.19
  Subaccount                      2008   6,631,301     0.722 - 0.883   5,673,311          2.18      1.55 - 2.60 (38.88) - (38.23)
                                  2007   6,967,206     1.178 - 1.430   9,696,418          1.53      1.55 - 2.60      2.29 - 3.36
                                  2006   7,539,294     1.147 - 1.384  10,207,594          1.43      1.55 - 2.60    12.32 - 13.44
                                  2005   8,719,992     1.019 - 1.220  10,480,009          1.51      1.55 - 2.60    (1.15) - 6.44

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ----------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ----------- ----------------- ----------- ------------- ---------------- -------------------
MSF Barclays Capital Aggregate  2009  62,894,452     1.181 - 2.241 124,909,151          6.40      0.30 - 1.40      3.69 - 4.85
  Bond Index Subaccount         2008  71,329,220     1.139 - 2.158 135,715,355          4.71      0.30 - 1.40      4.50 - 5.66
  (Commenced 11/12/2007)        2007  85,048,945     1.090 - 2.062 154,016,372            --      0.30 - 1.40      1.27 - 1.43
MSF BlackRock Aggressive        2009 136,340,583     0.533 - 1.463 118,461,145          0.07      0.30 - 2.70    45.36 - 48.77
  Growth Subaccount             2008 154,809,818     0.364 - 0.998  91,555,768            --      0.30 - 2.70 (47.24) - (45.92)
  (Commenced 5/1/2006)          2007 185,128,306     0.683 - 1.874 206,830,312            --      0.30 - 2.70   (0.56) - 19.69
                                2006 221,481,261     0.577 - 1.584 209,191,278            --      0.60 - 2.70    (3.09) - 9.61
MSF BlackRock Bond Income       2009 254,242,025     0.970 - 1.805 310,155,879          6.84      0.30 - 2.75      5.70 - 9.11
  Subaccount                    2008 265,533,848     0.912 - 1.671 305,259,676          5.16      0.30 - 2.75   (9.43) - (3.72)
  (Commenced 5/1/2006)          2007 316,222,898     1.044 - 1.753 388,189,298          3.22      0.30 - 2.70      1.11 - 6.01
                                2006 358,237,572     1.006 - 1.672 422,073,952            --      0.30 - 2.70      3.00 - 4.82
MSF BlackRock Diversified       2009 141,009,077     0.974 - 5.481 281,893,639          2.89      0.30 - 2.65    13.92 - 18.94
  Subaccount                    2008  68,632,597     0.855 - 1.964 122,906,726          2.82      0.30 - 2.65 (26.08) - (23.80)
  (Commenced 4/30/2007)         2007  72,810,413     1.185 - 2.645 182,396,183            --      0.30 - 1.65      0.34 - 1.22
MSF BlackRock Large Cap         2009  18,388,146     0.790 - 1.118  19,257,470          1.36      0.30 - 2.65     8.19 - 10.69
  Value Subaccount              2008  18,738,894     0.730 - 1.010  17,997,131            --      0.30 - 2.65 (32.35) - (31.26)
  (Commenced 4/28/2008)
MSF BlackRock Legacy Large      2009 278,436,667     0.600 - 2.847 269,927,201            --      0.30 - 2.75    28.38 - 30.51
  Cap Growth Subaccount         2008       8,268             2.335      19,311            --             0.30           (34.82)
  (Commenced 4/28/2008)
MSF BlackRock Money Market      2009 292,409,144     1.000 - 1.866 335,600,209          0.45      0.30 - 2.75    (2.34) - 0.09
  Subaccount                    2008 380,710,006     1.023 - 1.890 441,091,140          2.77      0.30 - 2.90    (0.10) - 3.28
  (Commenced 5/1/2006)          2007 296,236,103     1.020 - 1.298 335,896,555          4.94      0.30 - 2.90      0.29 - 4.42
                                2006 226,079,051     0.995 - 1.243 247,590,076          3.29      0.60 - 2.90      0.00 - 2.90
MSF Davis Venture Value         2009  46,272,413     0.820 - 1.219  49,036,833          1.55      0.30 - 2.75    28.12 - 31.64
  Subaccount                    2008  50,458,028     0.633 - 0.941  41,210,080            --      0.30 - 2.75 (38.81) - (37.72)
  (Commenced 4/28/2008)
MSF FI Value Leaders Subaccount 2009  90,780,311     0.790 - 1.492 103,755,815          2.82      0.30 - 2.65    18.31 - 21.34
  (Commenced 5/1/2006)          2008 105,348,325     0.664 - 1.243 100,762,189          1.84      0.30 - 2.65 (40.60) - (39.17)
                                2007 122,428,834     1.113 - 2.067 196,125,953          0.85      0.30 - 2.65    (5.58) - 3.43
                                2006 144,737,748     1.094 - 2.014 228,429,756            --      0.60 - 2.65      1.86 - 3.31
MSF Jennison Growth Subaccount  2009  92,196,381     0.492 - 1.368  61,763,702          0.04      0.30 - 2.60    36.00 - 39.13
  (Commenced 4/28/2008)         2008 110,066,602     0.357 - 0.995  52,990,327            --      0.30 - 2.60 (34.22) - (33.18)
MSF Loomis Sayles Small Cap     2009     123,912     2.398 - 2.718     325,388            --      1.70 - 2.50    26.14 - 26.77
  Core Subaccount
  (Commenced 5/4/2009)
MSF Met/Dimensional             2009      53,278     1.408 - 1.421      75,431            --      1.70 - 2.50    38.45 - 39.18
  International Small Company
  Subaccount
  (Commenced 5/4/2009)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                             AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------- --------------------------------------------------
                                                   UNIT VALUE(1)               INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                       LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                             UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ----------- ------------- ------------- ------------- ---------------- -------------------
MSF MetLife Aggressive            2009  66,763,928 0.788 - 0.887    57,912,078          2.17      0.30 - 2.60    28.08 - 31.02
  Allocation Subaccount           2008  65,363,759 0.615 - 0.677    43,639,028          0.52      0.30 - 2.60 (41.98) - (40.61)
  (Commenced 11/14/2005           2007  68,089,229 1.060 - 1.146    77,117,339          0.03      0.30 - 2.60    (8.11) - 2.98
  and began transactions in 2006) 2006   8,380,176 1.053 - 1.124     8,993,489          0.03      0.30 - 2.60     4.05 - 12.55
MSF MetLife Conservative          2009  30,329,127 1.040 - 1.144    32,861,250          3.10      0.30 - 2.70    17.38 - 20.17
  Allocation Subaccount           2008  26,245,707 0.886 - 0.952    23,973,280          0.89      0.30 - 2.70 (16.65) - (14.70)
  (Commenced 11/14/2005           2007  15,892,326 1.067 - 1.116    17,241,806            --      0.30 - 2.50    (0.09) - 5.28
  and began transactions in 2006) 2006   6,328,313 1.036 - 1.060     6,590,303          0.11      0.30 - 2.50      0.97 - 5.80
MSF MetLife Conservative          2009  86,062,934 0.983 - 1.086    89,073,057          3.32      0.30 - 2.50    20.61 - 23.27
  to Moderate Allocation          2008  89,863,744 0.815 - 0.881    76,216,690          1.12      0.30 - 2.50 (23.55) - (21.83)
  Subaccount                      2007  93,106,882 1.067 - 1.127   102,041,214            --      0.30 - 2.45    (1.10) - 4.55
  (Commenced 11/14/2005           2006  10,121,656 1.043 - 1.078    10,666,045          0.14      0.30 - 2.45    (0.67) - 8.71
  and began transactions in 2006)
MSF MetLife Mid Cap Stock         2009   6,859,089         0.912     6,254,414          1.77             1.25            35.31
  Index Subaccount                2008   6,459,837         0.674     4,353,823          1.37             1.25           (36.95)
  (Commenced 5/1/2006)            2007   5,333,803         1.069     5,703,436          0.72             1.25             6.37
                                  2006   2,799,148         1.005     2,811,968            --             1.25             0.10
MSF MetLife Moderate              2009 422,006,805 0.908 - 1.023   411,199,938          3.02      0.30 - 2.75    23.17 - 26.14
  Allocation Subaccount           2008 448,656,252 0.737 - 0.811   349,923,570          0.82      0.30 - 2.75 (30.60) - (28.80)
  (Commenced 11/14/2005           2007 479,135,478 1.063 - 1.139   530,119,596            --      0.30 - 2.70    (3.58) - 4.02
  and began transactions in 2006) 2006  42,183,505 1.047 - 1.095    44,694,570          0.05      0.30 - 2.70   (0.38) - 10.81
MSF MetLife Moderate to           2009 385,002,457 0.845 - 0.959   356,369,177          2.58      0.30 - 2.65    25.71 - 28.72
  Aggressive Allocation           2008 401,062,441 0.672 - 0.745   290,979,056          0.62      0.30 - 2.65 (36.84) - (35.33)
  Subaccount                      2007 442,105,761 1.065 - 1.152   499,873,765          0.02      0.30 - 2.60    (5.55) - 3.50
  (Commenced 11/14/2005           2006  41,298,469 1.052 - 1.113    44,253,248          0.04      0.30 - 2.60     4.99 - 12.69
  and began transactions in 2006)
MSF MetLife Stock Index           2009 956,309,555 0.696 - 1.820   894,068,941          1.48      0.28 - 3.50    22.80 - 28.15
  Subaccount                      2008 491,992,717 0.558 - 1.450   354,305,788          1.98      0.28 - 2.50 (38.82) - (37.32)
  (Commenced 5/1/2006)            2007 531,845,303 0.899 - 2.319   615,919,014          0.02      0.28 - 1.63    (1.67) - 3.87
                                  2006   3,215,810         1.086     3,490,938            --             1.25             8.49
MSF MFS Total Return              2009 424,517,109 0.846 - 2.605   636,362,549          4.24      0.30 - 2.75    15.10 - 18.01
  Subaccount                      2008 485,162,845 0.735 - 2.227   625,319,073          3.54      0.30 - 2.90 (24.58) - (22.59)
  (Commenced 5/1/2006)            2007 592,318,130 0.973 - 2.900 1,001,081,924          2.00      0.30 - 2.90    (3.63) - 3.88
                                  2006 660,387,222 1.064 - 2.817 1,099,814,721            --      0.30 - 2.70      2.14 - 9.19
MSF MFS Value Subaccount          2009  58,644,242 1.024 - 1.470    71,463,612            --      0.30 - 2.70    17.51 - 20.39
  (Commenced 5/1/2006)            2008  62,480,214 0.864 - 1.245    64,279,938          1.88      0.30 - 2.70 (34.35) - (31.31)
                                  2007  61,212,759 1.305 - 1.887    95,032,956            --      0.30 - 2.70    (2.29) - 6.94
                                  2006  58,246,549 1.236 - 1.793    86,361,909          1.31      0.60 - 2.70     0.58 - 12.66
MSF Morgan Stanley EAFE           2009  48,947,939 0.854 - 2.025    81,732,457          4.32      0.30 - 1.60    26.52 - 28.27
  Index Subaccount                2008  52,994,262 0.675 - 1.594    69,092,998          3.03      0.30 - 1.60 (42.99) - (42.23)
  (Commenced 5/1/2006)            2007  61,113,909 1.184 - 2.786   137,682,866          0.02      0.30 - 1.60    (1.47) - 9.29
                                  2006      73,275 1.086 - 1.087        79,571            --      1.40 - 1.60    15.90 - 18.41

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                    ------------------------------------- -------------------------------------------------

                                                UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                    LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ----------- ------------- ----------- ------------- ---------------- -------------------
MSF Neuberger Berman Mid Cap   2009  13,067,556 0.922 - 1.586  17,694,207          1.60      1.40 - 2.60    44.25 - 46.12
  Value Subaccount             2008  15,069,022 0.636 - 1.092  13,966,556          0.88      1.40 - 2.60 (48.66) - (48.09)
  (Commenced 4/30/2007)        2007  18,555,447 1.236 - 2.113  33,318,738            --      1.40 - 2.60   (7.66) - (6.90)
MSF Oppenheimer Global         2009 410,567,773 0.849 - 1.589 374,398,305          2.51      0.30 - 2.70    36.04 - 40.00
  Equity Subaccount            2008 448,654,570 0.623 - 1.146 295,841,010          2.07      0.30 - 2.75 (42.21) - (40.55)
  (Commenced 5/1/2006)         2007 494,911,133 1.078 - 1.959 557,280,094          1.01      0.30 - 2.75    (3.86) - 6.12
                               2006 522,236,566 1.043 - 1.062 549,917,370            --      0.29 - 2.75     3.26 - 18.89
MSF Russell 2000 Index         2009  52,166,793 1.064 - 2.384 102,896,929          2.08      0.30 - 1.65    23.86 - 25.64
  Subaccount                   2008  54,971,926 0.859 - 1.916  87,292,343          1.30      0.30 - 1.65 (34.53) - (33.61)
  (Commenced 4/30/2007)        2007  60,356,432 1.309 - 2.917 146,529,196            --      0.30 - 1.65   (7.89) - (0.63)
MSF T. Rowe Price Large Cap    2009  53,594,235 0.887 - 1.386  49,610,845          0.34      0.30 - 2.65    39.25 - 42.59
  Growth Subaccount            2008  59,778,256 0.637 - 0.972  39,237,067          0.29      0.30 - 2.65 (43.53) - (42.18)
  (Commenced 5/1/2006)         2007  64,027,839 1.129 - 1.156  73,516,561          0.20      1.17 - 2.60    (2.24) - 7.84
                               2006  72,617,849 1.062 - 1.072  77,601,882            --      1.17 - 2.60      2.50 - 9.79
MSF T. Rowe Price Small Cap    2009  84,858,983 0.788 - 1.491  87,765,568          0.06      0.30 - 2.65    34.93 - 38.25
  Growth Subaccount            2008  91,237,701 0.584 - 1.082  69,058,943            --      0.30 - 2.65 (34.75) - (33.70)
  (Commenced 4/28/2008)
MSF Western Asset Management   2009   3,762,287 2.058 - 2.267   8,142,474          6.88      1.17 - 1.45    30.34 - 30.64
  Strategic Bond Opportunities 2008   4,192,426 1.579 - 1.736   6,937,973          4.25      1.17 - 1.45 (16.23) - (15.99)
  Subaccount                   2007   4,659,891 1.885 - 2.068   9,169,920          2.79      1.17 - 1.45      2.50 - 2.78
  (Commenced 5/1/2006)         2006   5,511,825 1.839 - 2.013  10,516,569            --      1.17 - 1.45      4.37 - 4.56
MSF Western Asset Management   2009 140,576,689 1.004 - 2.314 185,790,047          4.76      0.15 - 2.45      1.78 - 4.15
  U.S. Government Subaccount   2008 165,146,188 1.006 - 2.243 209,916,401          3.03      0.15 - 2.45   (2.77) - (0.45)
  (Commenced 11/14/2005 and    2007  85,176,942 1.028 - 2.276 135,725,343          2.75      0.15 - 2.45      0.83 - 4.21
  began transactions in 2006)  2006  93,487,936 1.002 - 2.205 145,461,037          0.02      0.15 - 2.45      2.77 - 4.40
Pioneer VCT Bond Subaccount    2009  22,861,075 1.199 - 1.232  27,892,198          5.31      1.50 - 2.75    14.08 - 15.57
  (Commenced 2/14/2005 and     2008  22,163,097 1.051 - 1.066  23,504,903          5.07      1.50 - 2.75   (3.58) - (2.38)
  began transactions in 2007)  2007  19,594,381 1.090 - 1.092  21,376,590          0.65      1.50 - 2.75      9.00 - 9.20
Pioneer VCT Cullen Value       2009  14,948,808 0.944 - 0.995  14,626,585          0.78      1.50 - 2.75    12.54 - 14.01
  Subaccount                   2008  14,609,008 0.837 - 0.874  12,564,364          1.38      1.50 - 2.75 (34.39) - (33.56)
  (Commenced 2/14/2005)        2007  15,163,835 1.274 - 1.320  19,730,517          0.81      1.50 - 2.75    (3.44) - 4.79
                               2006  11,247,180 1.229 - 1.264  14,016,258          0.19      1.50 - 2.75     1.06 - 15.47
                               2005   3,968,836 1.077 - 1.099   4,302,483            --      1.50 - 2.75   (1.08) - 12.41
Pioneer VCT Emerging Markets   2009   9,315,020 1.650 - 3.147  25,836,006          0.89      1.50 - 2.75    69.34 - 71.42
  Subaccount                   2008   8,306,485 0.970 - 1.837  13,714,981          0.09      1.50 - 2.75 (59.46) - (58.92)
                               2007   9,123,959 2.381 - 4.474  37,020,827          0.34      1.50 - 2.75     3.09 - 41.66
                               2006   8,408,497 1.711 - 3.190  24,663,407          0.33      1.50 - 2.75     3.83 - 33.47
                               2005   7,090,159 1.731 - 2.397  16,064,316          0.46      1.45 - 2.75    11.01 - 39.65
Pioneer VCT Equity Income      2009  16,094,477 0.910 - 1.307  19,818,006          3.08      1.50 - 2.60    10.96 - 12.19
  Subaccount                   2008  18,907,498 0.817 - 1.165  20,833,195          2.58      1.50 - 2.60 (32.29) - (31.52)
                               2007  22,291,961 1.203 - 1.703  36,147,512          2.30      1.50 - 2.60   (9.22) - (0.96)
                               2006  21,474,930 1.225 - 1.720  35,515,293          2.39      1.50 - 2.60     0.65 - 20.32
                               2005  19,606,053 1.155 - 1.430  27,195,942          2.17      1.50 - 2.60    (0.52) - 5.08

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------------- ----------- ------------- ---------------- -------------------
Pioneer VCT Fund Subaccount    2009  24,462,769     0.975 - 1.298  29,315,550          1.55      1.40 - 2.65    21.57 - 23.12
                               2008  29,416,956     0.795 - 1.055  28,806,173          1.48      1.40 - 2.65 (36.06) - (35.26)
                               2007  35,397,790     1.233 - 1.633  53,896,618          1.03      1.40 - 2.65      0.00 - 3.36
                               2006  26,477,150     1.198 - 1.583  39,184,315          1.12      1.40 - 2.65   (0.91) - 14.74
                               2005  25,896,466     1.081 - 1.385  33,634,022          1.12      1.40 - 2.65      1.11 - 7.72
Pioneer VCT High Yield         2009  34,914,553     1.041 - 1.355  45,200,432          7.65      1.50 - 2.75    55.61 - 57.72
  Subaccount                   2008  31,465,476     0.669 - 0.860  25,983,877          7.95      1.50 - 2.75 (37.36) - (36.62)
                               2007  32,302,590     1.068 - 1.357  42,151,710          5.08      1.50 - 2.75    (2.54) - 4.05
                               2006  37,727,733     1.044 - 1.305  47,756,669          5.29      1.50 - 2.75      0.17 - 6.62
                               2005  35,815,878     1.064 - 1.224  42,939,846          5.25      1.50 - 2.75    (1.02) - 4.78
Pioneer VCT Ibbotson Growth    2009 235,330,904     0.885 - 1.029 233,598,663          2.51      1.50 - 2.90    28.97 - 30.66
  Allocation Subaccount        2008 241,041,098     0.686 - 0.788 184,451,666          2.24      1.50 - 2.90 (37.01) - (36.04)
  (Commenced 2/14/2005)        2007 211,130,637     1.089 - 1.232 254,649,449          1.01      1.50 - 2.90    (5.52) - 4.06
                               2006 126,729,579     1.060 - 1.184 147,898,331          0.14      1.55 - 2.90     0.09 - 12.25
                               2005  12,369,174     1.056 - 1.069  13,133,060            --      1.55 - 2.75      0.95 - 9.15
Pioneer VCT Ibbotson Moderate  2009 127,523,679     0.920 - 1.047 129,177,322          3.43      1.50 - 2.90    27.74 - 29.49
  Allocation Subaccount        2008 131,739,676     0.720 - 0.809 103,808,691          2.90      1.50 - 2.90 (33.09) - (32.13)
  (Commenced 2/14/2005)        2007 128,084,206     1.076 - 1.192 149,880,953          1.00      1.50 - 2.90    (3.28) - 4.10
                               2006  86,309,793     1.049 - 1.145  97,657,013          0.30      1.50 - 2.90    (0.29) - 9.01
                               2005  19,042,427     1.042 - 1.051  19,956,928            --      1.50 - 2.75      0.00 - 7.28
Pioneer VCT Mid Cap Value      2009  31,686,148     0.946 - 1.551  43,949,273          1.29      1.40 - 2.75    21.93 - 23.45
  Subaccount                   2008  36,082,317     0.773 - 1.258  40,897,724          0.87      1.40 - 2.75 (35.58) - (34.65)
                               2007  42,880,338     1.194 - 1.929  74,924,012          0.57      1.40 - 2.75      2.45 - 3.86
                               2006  41,251,442     1.159 - 1.859  69,754,126            --      1.40 - 2.75     1.67 - 10.69
                               2005  39,157,194     1.061 - 1.682  60,191,736          0.20      1.40 - 2.75    (0.50) - 9.28
Pioneer VCT Real Estate Shares 2009   8,382,574     0.960 - 1.600  12,313,902          4.45      1.50 - 2.60    28.17 - 29.57
  Subaccount                   2008   8,720,284     0.746 - 1.235  10,025,395          3.91      1.50 - 2.60 (39.99) - (39.28)
                               2007   9,621,836     1.239 - 2.035  18,378,703          2.53      1.50 - 2.60  (29.06) - (6.17)
                               2006  10,809,247     1.568 - 2.555  26,428,356          2.38      1.50 - 2.65     6.59 - 34.46
                               2005   9,531,565     1.393 - 1.901  17,593,988          3.18      1.50 - 2.65     2.80 - 21.74
UIF Capital Growth Subaccount  2009   9,106,525     0.714 - 1.498   9,168,364            --      1.40 - 2.60    61.13 - 63.27
                               2008  10,817,955     0.439 - 0.922   6,578,629          0.19      1.40 - 2.60 (50.47) - (49.93)
                               2007  13,918,589     0.879 - 1.850  16,896,083            --      1.40 - 2.60   (4.56) - 20.24
                               2006  15,038,110     0.734 - 1.547  14,919,355            --      1.40 - 2.60     1.44 - 12.06
                               2005  16,859,446     0.717 - 1.514  16,085,548          0.49      1.40 - 2.60     8.61 - 21.19
UIF Equity and Income          2009 106,877,677     1.363 - 1.409 148,131,048          2.80      1.40 - 1.90    20.19 - 20.74
  Subaccount                   2008 124,047,368     1.134 - 1.167 142,710,330          2.39      1.40 - 1.90 (24.15) - (23.73)
                               2007 155,243,293     1.495 - 1.530 234,822,562          1.82      1.40 - 1.90      1.42 - 1.93
                               2006 159,327,387     1.474 - 1.501 236,989,018          1.18      1.40 - 1.90     7.54 - 11.02
                               2005 166,193,665     1.333 - 1.352 221,493,947          0.65      1.40 - 1.90      0.29 - 7.73
UIF Small Company Growth       2009   3,466,629     0.957 - 1.678   5,198,856            --      1.50 - 2.60    42.84 - 44.44
  Subaccount                   2008   3,860,379     0.668 - 1.162   3,995,503            --      1.50 - 2.60 (41.94) - (41.31)
                               2007   4,724,867     1.146 - 1.980   8,371,677            --      1.50 - 2.60      0.22 - 1.38
                               2006   5,465,764     1.140 - 1.953   9,595,543            --      1.50 - 2.60   (3.44) - 10.15
                               2005   5,750,508     1.042 - 1.773   9,248,366            --      1.50 - 2.60   (2.74) - 13.11

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                                             AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                     ----------------------------------------- -----------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ----------- ----------------- ----------- ------------- ---------------- ----------------
UIF U.S. Real Estate Subaccount 2009  20,079,803     0.991 - 1.014  20,149,396          3.29      1.40 - 1.90    25.92 - 26.59
                                2008  21,716,459     0.787 - 0.801  17,256,470          3.42      1.40 - 1.90 (39.04) - (38.76)
                                2007  25,452,950     1.291 - 1.308  33,106,666          1.14      1.40 - 1.90   (18.65) - 0.00
                                2006  26,061,240     1.307 - 3.188  41,540,700          1.22      1.40 - 2.60    25.79 - 36.17
                                2005  27,328,651     1.036 - 2.513  46,295,559          1.16      1.40 - 2.60   (0.46) - 23.44
UIF Value Subaccount            2009   8,970,605     0.927 - 1.442  10,792,318          3.46      1.40 - 2.60    27.63 - 29.21
                                2008  11,197,020     0.719 - 1.122  10,417,944          3.32      1.40 - 2.60 (37.51) - (36.79)
                                2007  14,734,499     1.119 - 1.783  21,690,955          1.88      1.40 - 2.60   (5.54) - (4.38)
                                2006  18,091,492     1.179 - 1.875  27,827,059          1.73      1.40 - 2.60    13.92 - 15.22
                                2005  22,434,091     1.029 - 1.635  29,974,857          1.36      1.40 - 2.60      0.29 - 7.01
Van Kampen LIT Capital Growth   2009  15,018,782     0.579 - 1.314  15,653,524          0.02      1.40 - 2.60     0.00 - 63.84
  Subaccount                    2008  17,441,725     0.355 - 1.499  10,959,766          0.53      0.30 - 2.60  (50.44) - (4.25)
                                2007 157,200,754     0.563 - 1.600 129,155,686          0.01      0.30 - 2.60     5.60 - 15.96
                                2006 183,574,207     0.490 - 1.398 131,085,818            --      0.60 - 2.60    (2.87) - 2.04
                                2005 214,518,774     0.484 - 1.389 150,033,001          0.08      0.60 - 2.60     0.00 - 13.65
Van Kampen LIT Government       2009  26,434,581     1.019 - 1.437  30,860,900          6.16      1.40 - 2.60   (1.76) - (0.42)
  Subaccount                    2008  30,065,152     1.036 - 1.443  35,849,224          4.57      1.40 - 2.60    (1.10) - 0.42
                                2007  36,097,912     1.047 - 1.437  43,498,316          4.50      1.40 - 2.60      2.93 - 5.82
                                2006  36,311,329     1.003 - 1.358  42,076,135          4.55      1.40 - 2.60      0.38 - 1.88
                                2005  41,540,131     0.997 - 1.333  47,876,833          3.93      1.40 - 2.60    (0.50) - 2.15
Van Kampen LIT Growth and       2009 114,335,077     0.943 - 1.559 141,710,332          3.64      1.40 - 2.60    21.02 - 22.66
  Income Subaccount             2008 135,745,590     0.778 - 1.271 137,594,743          1.94      1.40 - 2.60 (34.00) - (33.00)
                                2007 171,568,422     1.176 - 1.897 260,145,192          1.42      1.40 - 2.60    (0.07) - 1.39
                                2006 191,394,053     1.175 - 1.871 288,321,844          1.00      1.40 - 2.60    12.96 - 14.57
                                2005 201,641,201     1.037 - 1.633 267,003,721          0.86      1.40 - 2.60   (0.28) - 10.35
Wells Fargo VT Small/Mid Cap    2009   2,853,960     1.280 - 1.947   4,195,513          1.23      0.30 - 1.85    57.11 - 59.59
  Value Subaccount              2008   2,939,820     0.809 - 1.223   2,659,523            --      0.30 - 1.85 (45.53) - (44.70)
                                2007   3,380,492     1.478 - 2.219   5,618,575          0.02      0.30 - 1.85   (9.07) - (1.29)
                                2006   4,426,775     1.507 - 2.248   7,539,536            --      0.60 - 1.85    13.67 - 15.05
                                2005   5,387,691     1.319 - 1.954   8,045,493          0.39      0.60 - 1.85    14.35 - 15.83

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, if any, within the underlying portfolio, series, or fund of the Trusts which may have unique investment income ratios.

(3) These amounts represent annualized contract expenses of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

 The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Subaccount.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                                                                                 ALLIANCEBERNSTEIN GLOBAL
                                      AIM V.I. UTILITIES    ALGER CAPITAL APPRECIATION                    THEMATIC GROWTH
                                              SUBACCOUNT                    SUBACCOUNT                         SUBACCOUNT
                               ---------------------------- ----------------------------- ----------------------------------
                                    2009            2008           2009           2008            2009               2008
                               ------------ --------------- -------------- -------------- --------------- ------------------
Units beginning of year          2,120,045       2,469,440      2,726,355      3,117,230       1,967,504          2,675,537
Units issued and transferred
  from other funding options       311,111         541,084        635,750        689,733         539,364            859,219
Units redeemed and transferred
  to other funding options        (728,096)       (890,479)      (793,451)    (1,080,608)       (647,158)        (1,567,252)
Annuity units                           --              --             --             --              --                 --
                               ------------ --------------- -------------- -------------- --------------- ------------------
Units end of year                1,703,060       2,120,045      2,568,654      2,726,355       1,859,710          1,967,504
                               ============ =============== ============== ============== =============== ==================
                                                                                                            CREDIT SUISSE
                                                                                                                    TRUST
                                                                                        AMERICAN FUNDS      INTERNATIONAL
                                                  AMERICAN FUNDS GROWTH                  GROWTH-INCOME    EQUITY FLEX III
                                                             SUBACCOUNT                     SUBACCOUNT         SUBACCOUNT
                                            ------------------------------ ------------------------------ ------------------
                                                    2009           2008           2009            2008            2009 (b)
                                            --------------- -------------- -------------- --------------- ------------------
Units beginning of year                       359,615,200    404,396,586    341,874,694     401,435,769                 --
Units issued and transferred
  from other funding options                   29,804,962     55,163,107     19,861,178      41,474,159          1,020,193
Units redeemed and transferred
  to other funding options                    (65,637,716)   (99,925,785)   (56,042,741)   (101,022,978)              (372)
Annuity units                                     (15,104)       (18,708)       (10,256)        (12,256)                --
                                            --------------- -------------- -------------- --------------- ------------------
Units end of year                             323,767,342    359,615,200    305,682,875     341,874,694          1,019,821
                                            =============== ============== ============== =============== ==================
                                                                                                DWSII GOVERNMENT & AGENCY
                               DWSI GLOBAL OPPORTUNITIES              DWSI HEALTH CARE                         SECURITIES
                                              SUBACCOUNT                    SUBACCOUNT                         SUBACCOUNT
                               ---------------------------- ----------------------------- ----------------------------------
                                    2009            2008           2009           2008            2009               2008
                               ------------ --------------- -------------- -------------- --------------- ------------------
Units beginning of year         3,092,106       3,436,720      3,239,205      3,781,290       7,027,315          4,467,580
Units issued and transferred
  from other funding options      534,155         566,703        516,084        678,397       1,916,845          7,363,635
Units redeemed and transferred
  to other funding options       (899,563)       (911,317)    (1,375,193)    (1,220,482)     (3,471,814)        (4,803,900)
Annuity units                          --              --             --             --              --                 --
                               ------------ --------------- -------------- -------------- --------------- ------------------
Units end of year               2,726,698       3,092,106      2,380,096      3,239,205       5,472,346          7,027,315
                               ============ =============== ============== ============== =============== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.

                                                                             AMERICAN FUNDS
         AMERICAN FUNDS BOND    AMERICAN FUNDS GLOBAL GROWTH    GLOBAL SMALL CAPITALIZATION
                  SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
------------------------------- ------------------------------- ------------------------------
      2009           2008 (a)          2009             2008          2009          2008 (a)
------------- ----------------- -------------- ---------------- ------------- ----------------
 1,707,759                --    148,315,752      169,495,269       638,633               --
 4,925,075         2,558,253     13,121,160       27,500,148     1,770,996          714,915
(1,277,960)         (850,494)   (30,904,150)     (48,671,724)     (412,234)         (76,282)
        --                --         (7,503)          (7,941)           --               --
------------- ----------------- -------------- ---------------- ------------- ----------------
 5,354,874         1,707,759    130,525,259      148,315,752     1,997,395          638,633
============= ================= ============== ================ ============= ================
                                DREYFUS SOCIALLY RESPONSIBLE
DELAWARE VIP SMALL CAP VALUE                          GROWTH            DWSI CAPITAL GROWTH
                  SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
------------------------------- ------------------------------- ------------------------------
      2009              2008           2009             2008          2009             2008
------------- ----------------- -------------- ---------------- ------------- ----------------
13,377,371        16,388,529        582,742          598,700    10,177,735       12,449,333
 1,307,264         1,815,244         48,318           68,939     1,044,047          936,204
(2,875,120)       (4,826,301)       (56,966)         (84,897)   (2,304,404)      (3,207,802)
       (96)             (101)            --               --            --               --
------------- ----------------- -------------- ---------------- ------------- ----------------
11,809,419        13,377,371        574,094          582,742     8,917,378       10,177,735
============= ================= ============== ================ ============= ================
     DWSII DREMAN SMALL MID CAP
                          VALUE           DWSII GLOBAL THEMATIC               DWSII TECHNOLOGY
                     SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
------------------------------- ------------------------------- ------------------------------
      2009              2008           2009             2008          2009             2008
------------- ----------------- -------------- ---------------- ------------- ----------------
 7,699,706         9,139,529      3,883,900        4,800,961     2,162,417        2,400,140
   721,536           639,967        430,732          657,302       883,709          480,518
(1,652,084)       (2,079,790)      (897,368)      (1,574,363)     (690,371)        (718,241)
        --                --             --               --            --               --
------------- ----------------- -------------- ---------------- ------------- ----------------
 6,769,158         7,699,706      3,417,264        3,883,900     2,355,755        2,162,417
============= ================= ============== ================ ============= ================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                                                 FIDELITY VIP DYNAMIC CAPITAL
                                  FIDELITY VIP CONTRAFUND                        APPRECIATION       FIDELITY VIP EQUITY-INCOME
                                               SUBACCOUNT                          SUBACCOUNT                       SUBACCOUNT
                               ----------------------------- ----------------------------------- --------------------------------
                                      2009           2008          2009                  2008           2009              2008
                               -------------- -------------- ------------- --------------------- -------------- -----------------
Units beginning of year        193,501,420    213,235,728     2,474,553             3,119,214    115,661,779       132,444,044
Units issued and transferred
  from other funding options    22,068,618     36,595,783       127,581               358,076     10,367,230        14,287,668
Units redeemed and transferred
  to other funding options     (34,286,786)   (56,298,109)     (342,907)           (1,002,737)   (17,470,189)      (31,033,691)
Annuity units                       (9,610)       (31,982)           --                    --        (17,144)          (36,242)
                               -------------- -------------- ------------- --------------------- -------------- -----------------
Units end of year              181,273,642    193,501,420     2,259,227             2,474,553    108,541,676       115,661,779
                               ============== ============== ============= ===================== ============== =================
                                   FTVIPT FRANKLIN RISING       FTVIPT FRANKLIN SMALL-MID CAP             FTVIPT MUTUAL SHARES
                                     DIVIDENDS SECURITIES                   GROWTH SECURITIES                       SECURITIES
                                               SUBACCOUNT                          SUBACCOUNT                       SUBACCOUNT
                               ----------------------------- ----------------------------------- --------------------------------
                                      2009           2008          2009                  2008           2009              2008
                               -------------- -------------- ------------- --------------------- -------------- -----------------
Units beginning of year         21,627,695     25,791,683    39,918,390            46,602,557     47,564,032        57,502,398
Units issued and transferred
  from other funding options     2,498,543      3,097,927     6,607,651             6,899,373      4,369,812         7,986,329
Units redeemed and transferred
  to other funding options      (5,462,700)    (7,261,915)   (8,283,718)          (13,583,540)    (9,398,155)      (17,924,695)
Annuity units                           --             --            --                    --             --                --
                               -------------- -------------- ------------- --------------------- -------------- -----------------
Units end of year               18,663,538     21,627,695    38,242,323            39,918,390     42,535,689        47,564,032
                               ============== ============== ============= ===================== ============== =================
                                   JANUS ASPEN ENTERPRISE    JANUS ASPEN GLOBAL LIFE SCIENCES    JANUS ASPEN GLOBAL TECHNOLOGY
                                               SUBACCOUNT                          SUBACCOUNT                       SUBACCOUNT
                               ----------------------------- ----------------------------------- --------------------------------
                                      2009           2008          2009                  2008           2009              2008
                               -------------- -------------- ------------- --------------------- -------------- -----------------
Units beginning of year         28,579,786     32,312,340     4,863,385             6,247,528     12,535,710        15,556,567
Units issued and transferred
  from other funding options     1,817,052      4,042,163       135,831               685,367      1,801,575         1,856,689
Units redeemed and transferred
  to other funding options      (5,620,253)    (7,774,717)   (1,216,176)           (2,069,510)    (2,801,877)       (4,877,546)
Annuity units                           --             --            --                    --             --                --
                               -------------- -------------- ------------- --------------------- -------------- -----------------
Units end of year               24,776,585     28,579,786     3,783,040             4,863,385     11,535,408        12,535,710
                               ============== ============== ============= ===================== ============== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.

                                                                 FTVIPT FRANKLIN INCOME
   FIDELITY VIP HIGH INCOME           FIDELITY VIP MID CAP                   SECURITIES
                 SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
------------------------------ ------------------------------ ----------------------------
       2009            2008           2009            2008          2009           2008
-------------- --------------- -------------- --------------- ------------- --------------
 15,749,612      17,441,474    175,219,157     194,928,164    27,781,181     28,070,936
  2,137,591       1,333,806     20,288,000      31,773,133     9,004,127      9,072,671
 (3,160,478)     (3,024,276)   (31,533,212)    (51,443,862)   (6,383,740)    (9,281,977)
     (1,304)         (1,392)        (9,592)        (38,278)      (80,917)       (80,449)
-------------- --------------- -------------- --------------- ------------- --------------
 14,725,421      15,749,612    163,964,353     175,219,157    30,320,651     27,781,181
============== =============== ============== =============== ============= ==============
FTVIPT TEMPLETON DEVELOPING       FTVIPT TEMPLETON FOREIGN      FTVIPT TEMPLETON GROWTH
         MARKETS SECURITIES                     SECURITIES                   SECURITIES
                 SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
------------------------------ ------------------------------ ----------------------------
       2009            2008           2009            2008          2009           2008
-------------- --------------- -------------- --------------- ------------- --------------
 14,310,331      49,160,016    111,025,532     128,820,623    29,971,329     33,358,379
  5,528,051       9,366,166     11,667,247      17,912,651     3,541,833      5,079,727
 (4,165,268)    (44,214,992)   (24,983,524)    (35,702,746)   (6,552,782)    (8,457,755)
        (88)           (859)        (4,530)         (4,996)           --         (9,022)
-------------- --------------- -------------- --------------- ------------- --------------
 15,673,026      14,310,331     97,704,725     111,025,532    26,961,380     29,971,329
============== =============== ============== =============== ============= ==============
                               JANUS ASPEN PERKINS MID CAP
       JANUS ASPEN OVERSEAS                          VALUE        JANUS ASPEN WORLDWIDE
                 SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
------------------------------ ------------------------------ ----------------------------
       2009            2008           2009            2008          2009           2008
-------------- --------------- -------------- --------------- ------------- --------------
 45,196,584      46,649,433      1,549,198       1,802,779     1,473,348     34,679,126
  9,972,299      13,877,193         68,958         390,994       194,639      1,406,803
(11,236,412)    (15,326,930)      (296,616)       (644,575)     (452,756)   (34,612,581)
     (2,959)         (3,112)            --              --            --             --
-------------- --------------- -------------- --------------- ------------- --------------
 43,929,512      45,196,584      1,321,540       1,549,198     1,215,231      1,473,348
============== =============== ============== =============== ============= ==============

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                      LMPVET BATTERYMARCH                LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE
                                   VARIABLE GLOBAL EQUITY    VARIABLE EQUITY INCOME BUILDER     VARIABLE AGGRESSIVE GROWTH
                                               SUBACCOUNT                        SUBACCOUNT                     SUBACCOUNT
                               ----------------------------- --------------------------------- ------------------------------
                                      2009           2008           2009               2008           2009            2008
                               -------------- -------------- -------------- ------------------ -------------- ---------------
Units beginning of year          42,841,696     53,650,045    156,487,513        193,635,280    622,180,657     741,329,195
Units issued and transferred
  from other funding options      1,576,901      4,871,445      6,146,968         12,757,613     25,041,583      45,417,207
Units redeemed and transferred
  to other funding options       (6,753,567)   (15,679,794)   (26,651,145)       (49,840,769)   (114,856,923) (164,525,988)
Annuity units                            --             --         (2,989)           (64,611)       (33,658)        (39,757)
                               -------------- -------------- -------------- ------------------ -------------- ---------------
Units end of year                37,665,030     42,841,696    135,980,347        156,487,513    532,331,659     622,180,657
                               ============== ============== ============== ================== ============== ===============
                                       LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE
                               VARIABLE FUNDAMENTAL VALUE                VARIABLE INVESTORS      VARIABLE LARGE CAP GROWTH
                                               SUBACCOUNT                        SUBACCOUNT                     SUBACCOUNT
                               ----------------------------- --------------------------------- ------------------------------
                                      2009           2008           2009               2008           2009            2008
                               -------------- -------------- -------------- ------------------ -------------- ---------------
Units beginning of year         503,204,890    615,032,338    180,915,479        228,211,487    150,824,586     188,404,599
Units issued and transferred
  from other funding options     19,939,685     27,347,759      4,954,357          7,204,426      6,632,618       9,347,832
Units redeemed and transferred
  to other funding options      (95,066,018) (139,153,569)    (32,455,226)       (54,495,930)   (28,704,937)    (46,899,939)
Annuity units                        (5,753)       (21,638)        (4,332)            (4,504)        (3,928)        (27,906)
                               -------------- -------------- -------------- ------------------ -------------- ---------------
Units end of year               428,072,804    503,204,890    153,410,278        180,915,479    128,748,339     150,824,586
                               ============== ============== ============== ================== ============== ===============
                                LMPVET INVESTMENT COUNSEL                  LMPVET LIFESTYLE               LMPVET LIFESTYLE
                                VARIABLE SOCIAL AWARENESS                    ALLOCATION 50%                 ALLOCATION 70%
                                               SUBACCOUNT                        SUBACCOUNT                     SUBACCOUNT
                               ----------------------------- --------------------------------- ------------------------------
                                      2009           2008           2009               2008           2009            2008
                               -------------- -------------- -------------- ------------------ -------------- ---------------
Units beginning of year          39,745,946     44,597,635    101,668,320        127,276,506     61,066,781      73,092,932
Units issued and transferred
  from other funding options      1,913,450      2,983,810      3,512,105          6,975,696      1,198,558       3,700,758
Units redeemed and transferred
  to other funding options       (6,393,589)    (7,835,499)   (22,386,554)       (32,581,509)    (9,808,252)    (15,726,909)
Annuity units                            --             --         (2,173)            (2,373)            --              --
                               -------------- -------------- -------------- ------------------ -------------- ---------------
Units end of year                35,265,807     39,745,946     82,791,698        101,668,320     52,457,087      61,066,781
                               ============== ============== ============== ================== ============== ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.

         LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
      VARIABLE APPRECIATION                   VARIABLE CAPITAL       VARIABLE DIVIDEND STRATEGY
                 SUBACCOUNT                         SUBACCOUNT                       SUBACCOUNT
------------------------------ ---------------------------------- --------------------------------
       2009            2008           2009                2008           2009              2008
-------------- --------------- -------------- ------------------- -------------- -----------------
  467,330,035     583,776,051    115,893,792         152,949,759     57,971,618        71,241,834
   30,878,780      19,645,962      1,367,660           9,342,391      1,678,190         2,146,451
 (100,471,136) (136,076,838)    (19,519,422)        (46,397,847)   (10,147,289)      (15,416,667)
       (1,689)        (15,140)          (496)               (511)            --                --
-------------- --------------- -------------- ------------------- -------------- -----------------
  397,735,990     467,330,035     97,741,534         115,893,792     49,502,519        57,971,618
============== =============== ============== =================== ============== =================
                                                                         LMPVET GLOBAL CURRENTS
         LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE           VARIABLE INTERNATIONAL
      VARIABLE MID CAP CORE          VARIABLE SMALL CAP GROWTH              ALL CAP OPPORTUNITY
                 SUBACCOUNT                         SUBACCOUNT                       SUBACCOUNT
------------------------------ ---------------------------------- --------------------------------
       2009            2008           2009                2008           2009              2008
-------------- --------------- -------------- ------------------- -------------- -----------------
  57,996,976      71,238,308     59,867,011          71,547,703     83,125,785        99,535,027
   1,987,298       4,630,484      5,617,063           8,627,856      4,217,573         4,509,352
 (10,913,669)    (17,871,398)   (11,281,696)        (20,288,794)   (15,076,835)      (20,916,603)
        (397)           (418)          (344)            (19,754)        (1,915)           (1,991)
-------------- --------------- -------------- ------------------- -------------- -----------------
  49,070,208      57,996,976     54,202,034          59,867,011     72,264,608        83,125,785
============== =============== ============== =================== ============== =================
           LMPVET LIFESTYLE               LMPVIT WESTERN ASSET    LMPVIT WESTERN ASSET VARIABLE
             ALLOCATION 85%    VARIABLE ADJUSTABLE RATE INCOME     DIVERSIFIED STRATEGIC INCOME
                 SUBACCOUNT                         SUBACCOUNT                       SUBACCOUNT
------------------------------ ---------------------------------- --------------------------------
       2009            2008           2009                2008           2009              2008
-------------- --------------- -------------- ------------------- -------------- -----------------
 38,462,858      45,631,090     21,578,202          30,126,619     31,595,735        41,508,754
    792,612       2,583,599      3,008,355           3,279,533      1,029,808         1,477,469
 (6,111,888)     (9,751,831)    (5,197,558)        (11,809,506)    (5,926,424)      (11,390,488)
         --              --        (17,520)            (18,444)            --                --
-------------- --------------- -------------- ------------------- -------------- -----------------
 33,143,582      38,462,858     19,371,479          21,578,202     26,699,119        31,595,735
============== =============== ============== =================== ============== =================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                          LMPVIT WESTERN ASSET          LMPVIT WESTERN ASSET           LMPVIT WESTERN ASSET
                               VARIABLE GLOBAL HIGH YIELD BOND          VARIABLE HIGH INCOME          VARIABLE MONEY MARKET
                                                    SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                               ---------------------------------- ----------------------------- ------------------------------
                                      2009                2008           2009           2008           2009            2008
                               -------------- ------------------- -------------- -------------- -------------- ---------------
Units beginning of year         11,006,706          13,236,960    123,565,072    159,566,246    300,953,532     206,176,952
Units issued and transferred
  from other funding options     2,466,060           1,406,201      7,369,592      8,141,871    105,822,969     313,840,098
Units redeemed and transferred
  to other funding options      (2,903,474)         (3,636,455)   (28,006,842)   (44,140,525)   (194,784,310) (219,047,586)
Annuity units                           --                  --         (1,922)        (2,520)          (386)        (15,932)
                               -------------- ------------------- -------------- -------------- -------------- ---------------
Units end of year               10,569,292          11,006,706    102,925,900    123,565,072    211,991,805     300,953,532
                               ============== =================== ============== ============== ============== ===============
                                           MIST AMERICAN FUNDS             MIST BATTERYMARCH
                                           MODERATE ALLOCATION             GROWTH AND INCOME      MIST BLACKROCK HIGH YIELD
                                                    SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                               ---------------------------------- ----------------------------- ------------------------------
                                      2009             2008 (c)          2009           2008           2009            2008
                               -------------- ------------------- -------------- -------------- -------------- ---------------
Units beginning of year            127,658                  --     15,925,617     18,277,607     55,599,982      63,143,456
Units issued and transferred
  from other funding options       563,977             129,651        493,209        553,085      9,636,760      13,404,132
Units redeemed and transferred
  to other funding options         (26,854)             (1,993)    (1,912,235)    (2,868,242)   (13,174,770)    (20,945,324)
Annuity units                           --                  --        (19,909)       (36,833)        (1,844)         (2,282)
                               -------------- ------------------- -------------- -------------- -------------- ---------------
Units end of year                  664,781             127,658     14,486,682     15,925,617     52,060,128      55,599,982
                               ============== =================== ============== ============== ============== ===============
                                           MIST HARRIS OAKMARK
                                                 INTERNATIONAL              MIST JANUS FORTY            MIST LAZARD MID CAP
                                                    SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                               ---------------------------------- ----------------------------- ------------------------------
                                      2009                2008           2009           2008           2009            2008
                               -------------- ------------------- -------------- -------------- -------------- ---------------
Units beginning of year         73,645,655          89,021,152    184,741,781    191,666,259     69,717,278       5,965,059
Units issued and transferred
  from other funding options    10,673,945          12,283,381     26,521,640     35,586,199      7,840,573      78,507,650
Units redeemed and transferred
  to other funding options     (18,362,314)        (27,655,992)   (32,797,664)   (42,494,684)   (12,913,580)    (14,753,226)
Annuity units                       (2,714)             (2,886)       (11,896)       (15,993)        (2,234)         (2,205)
                               -------------- ------------------- -------------- -------------- -------------- ---------------
Units end of year               65,954,572          73,645,655    178,453,861    184,741,781     64,642,037      69,717,278
                               ============== =================== ============== ============== ============== ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.

      LMPVIT WESTERN ASSET                MIST AMERICAN FUNDS            MIST AMERICAN FUNDS
   VARIABLE STRATEGIC BOND                BALANCED ALLOCATION              GROWTH ALLOCATION
                SUBACCOUNT                         SUBACCOUNT                     SUBACCOUNT
----------------------------- ---------------------------------- ------------------------------
       2009           2008           2009             2008 (c)         2009          2008 (c)
-------------- -------------- -------------- ------------------- ------------- ----------------
 29,886,687     36,686,427        460,585                  --       361,073               --
  3,943,911      4,028,656        689,352             491,400       695,329          370,168
 (5,345,438)   (10,828,396)       (83,587)            (30,815)     (196,031)          (9,095)
         --             --             --                  --            --               --
-------------- -------------- -------------- ------------------- ------------- ----------------
 28,485,160     29,886,687      1,066,350             460,585       860,371          361,073
============== ============== ============== =================== ============= ================
            MIST BLACKROCK
            LARGE CAP CORE    MIST CLARION GLOBAL REAL ESTATE    MIST DREMAN SMALL CAP VALUE
                SUBACCOUNT                         SUBACCOUNT                     SUBACCOUNT
----------------------------- ---------------------------------- ------------------------------
       2009           2008           2009                2008          2009             2008
-------------- -------------- -------------- ------------------- ------------- ----------------
 71,441,239     85,113,395    105,420,478         124,374,407    11,190,143       10,129,896
  4,964,683      5,270,904     17,771,520          18,707,489     4,438,969        5,328,802
(13,156,289)   (18,942,463)   (24,618,144)        (37,655,788)   (4,493,640)      (4,259,261)
       (579)          (597)        (5,562)             (5,630)       (9,221)          (9,294)
-------------- -------------- -------------- ------------------- ------------- ----------------
 63,249,054     71,441,239     98,568,292         105,420,478    11,126,251       11,190,143
============== ============== ============== =================== ============= ================
  MIST LEGG MASON PARTNERS                                         MIST LOOMIS SAYLES GLOBAL
         AGGRESSIVE GROWTH       MIST LEGG MASON VALUE EQUITY                        MARKETS
                SUBACCOUNT                         SUBACCOUNT                     SUBACCOUNT
----------------------------- ---------------------------------- ------------------------------
       2009        2008 (a)          2009                2008          2009             2008
-------------- -------------- -------------- ------------------- ------------- ----------------
    103,980             --      9,703,866           8,033,958    46,805,268       52,358,564
    250,318        105,177      1,280,252           3,996,526     3,395,470        5,734,193
   (147,889)        (1,197)    (3,901,911)         (2,326,618)   (6,928,614)     (11,282,786)
         --             --             --                  --        (4,007)          (4,703)
-------------- -------------- -------------- ------------------- ------------- ----------------
    206,409        103,980      7,082,207           9,703,866    43,268,117       46,805,268
============== ============== ============== =================== ============= ================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                     MIST LORD ABBETT BOND      MIST LORD ABBETT GROWTH AND       MIST LORD ABBETT MID CAP
                                                 DEBENTURE                           INCOME                          VALUE
                                                SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                               ------------------------------ -------------------------------- ------------------------------
                                      2009            2008           2009              2008           2009            2008
                               -------------- --------------- -------------- ----------------- -------------- ---------------
Units beginning of year         50,357,034      60,470,520    200,939,476       239,539,828     80,119,831      94,328,307
Units issued and transferred
  from other funding options     9,882,514      11,413,825     14,323,735        24,971,450      5,274,862      11,992,371
Units redeemed and transferred
  to other funding options     (14,801,618)    (21,527,276)   (36,959,914)      (63,570,547)   (14,804,572)    (26,189,315)
Annuity units                         (166)            (35)        (1,214)           (1,255)       (11,023)        (11,532)
                               -------------- --------------- -------------- ----------------- -------------- ---------------
Units end of year               45,437,764      50,357,034    178,302,083       200,939,476     70,579,098      80,119,831
                               ============== =============== ============== ================= ============== ===============
                                              MIST METLIFE
                                                  MODERATE        MIST MFS EMERGING MARKETS              MIST MFS RESEARCH
                                                  STRATEGY                           EQUITY                  INTERNATIONAL
                                                SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                                              --------------- -------------------------------- ------------------------------
                                                   2009 (c)          2009              2008           2009            2008
                                              --------------- -------------- ----------------- -------------- ---------------
Units beginning of year                                 --     49,186,008        22,838,831     65,026,844      57,544,188
Units issued and transferred
  from other funding options                    14,801,322      9,064,974        40,525,553      8,589,839      30,450,774
Units redeemed and transferred
  to other funding options                      (1,534,451)   (12,673,038)      (14,131,168)   (16,366,998)    (22,967,437)
Annuity units                                           --         (2,178)          (47,208)          (660)           (681)
                                              --------------- -------------- ----------------- -------------- ---------------
Units end of year                               13,266,871     45,575,766        49,186,008     57,249,025      65,026,844
                                              =============== ============== ================= ============== ===============
                                                                                               MIST SSGA GROWTH AND INCOME
                                         MIST PIONEER FUND    MIST PIONEER STRATEGIC INCOME                            ETF
                                                SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                               ------------------------------ -------------------------------- ------------------------------
                                      2009            2008           2009              2008           2009            2008
                               -------------- --------------- -------------- ----------------- -------------- ---------------
Units beginning of year         16,387,552      18,642,832    132,562,461       137,915,159    130,577,256     147,441,601
Units issued and transferred
  from other funding options    24,415,857       2,159,128     77,355,592        45,319,530      8,168,476      10,810,249
Units redeemed and transferred
  to other funding options      (5,728,286)     (4,411,126)   (42,352,952)      (50,662,029)   (20,623,917)    (27,654,822)
Annuity units                       (3,808)         (3,282)        (2,636)          (10,199)            --         (19,772)
                               -------------- --------------- -------------- ----------------- -------------- ---------------
Units end of year               35,071,315      16,387,552    167,562,465       132,562,461    118,121,815     130,577,256
                               ============== =============== ============== ================= ============== ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.

                                                            MIST METLIFE
    MIST MET/AIM SMALL CAP      MIST MET/FRANKLIN MUTUAL        BALANCED       MIST METLIFE
                    GROWTH                        SHARES        STRATEGY    GROWTH STRATEGY
                SUBACCOUNT                    SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
----------------------------- ----------------------------- --------------- ------------------
       2009           2008           2009        2008 (c)        2009 (c)           2009 (c)
-------------- -------------- -------------- -------------- --------------- ------------------
  6,688,902      4,965,688        386,422             --              --                 --
  2,937,223      4,081,747        311,768        402,082      25,069,293         23,643,324
 (2,255,288)    (2,358,533)       (40,043)       (15,660)     (1,845,905)        (1,530,138)
         --             --             --             --              --                 --
-------------- -------------- -------------- -------------- --------------- ------------------
  7,370,837      6,688,902        658,147        386,422      23,223,388         22,113,186
============== ============== ============== ============== =============== ==================
  MIST OPPENHEIMER CAPITAL          MIST PIMCO INFLATION
              APPRECIATION                PROTECTED BOND            MIST PIMCO TOTAL RETURN
                SUBACCOUNT                    SUBACCOUNT                         SUBACCOUNT
----------------------------- ----------------------------- ----------------------------------
       2009           2008           2009           2008            2009               2008
-------------- -------------- -------------- -------------- --------------- ------------------
458,261,491     26,945,381     84,875,080     73,914,152      20,657,165         17,237,540
 32,964,076    490,416,021     25,623,177     55,080,775     353,064,362         13,361,486
(59,221,074)   (59,063,984)   (24,849,412)   (44,062,375)    (64,636,470)        (9,941,861)
    (33,555)       (35,927)       (54,124)       (57,472)        (43,118)                --
-------------- -------------- -------------- -------------- --------------- ------------------
431,970,938    458,261,491     85,594,721     84,875,080     309,041,939         20,657,165
============== ============== ============== ============== =============== ==================
                              MIST T. ROWE PRICE MID CAP        MIST THIRD AVENUE SMALL CAP
      MIST SSGA GROWTH ETF                        GROWTH                              VALUE
                SUBACCOUNT                    SUBACCOUNT                         SUBACCOUNT
----------------------------- ----------------------------- ----------------------------------
       2009           2008           2009        2008 (a)           2009               2008
-------------- -------------- -------------- -------------- --------------- ------------------
161,274,026    175,301,265      1,198,311             --     150,325,118        177,121,221
 13,981,723     18,913,980      1,483,807      1,313,857      13,644,051         19,461,690
(23,284,543)   (32,941,219)      (507,468)      (115,546)    (28,544,910)       (46,248,260)
         --             --             --             --          (8,578)            (9,533)
-------------- -------------- -------------- -------------- --------------- ------------------
151,971,206    161,274,026      2,174,650      1,198,311     135,415,681        150,325,118
============== ============== ============== ============== =============== ==================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                                                                                  MIST VAN KAMPEN MID CAP
                                   MIST TURNER MID CAP GROWTH      MIST VAN KAMPEN COMSTOCK                        GROWTH
                                                   SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                               --------------------------------- ----------------------------- -----------------------------
                                      2009            2008 (a)          2009           2008           2009           2008
                               -------------- ------------------ -------------- -------------- -------------- --------------
Units beginning of year          2,586,292                 --        938,859      1,286,953     16,241,619      3,986,582
Units issued and transferred
  from other funding options       543,637          3,304,390    238,433,146        367,017      2,494,850     17,261,405
Units redeemed and transferred
  to other funding options        (726,903)          (718,098)   (27,211,052)      (715,111)    (3,600,162)    (5,006,368)
Annuity units                           --                 --         (1,562)            --             --             --
                               -------------- ------------------ -------------- -------------- -------------- --------------
Units end of year                2,403,026          2,586,292    212,159,391        938,859     15,136,307     16,241,619
                               ============== ================== ============== ============== ============== ==============
                               MSF BARCLAYS CAPITAL AGGREGATE      MSF BLACKROCK AGGRESSIVE
                                                   BOND INDEX                        GROWTH     MSF BLACKROCK BOND INCOME
                                                   SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                               --------------------------------- ----------------------------- -----------------------------
                                      2009               2008           2009           2008           2009           2008
                               -------------- ------------------ -------------- -------------- -------------- --------------
Units beginning of year         71,329,220         85,048,945    154,809,818    185,128,306    265,533,848    316,222,898
Units issued and transferred
  from other funding options     4,522,116          6,662,776     11,597,873     15,997,294     47,664,934     48,033,562
Units redeemed and transferred
  to other funding options     (12,923,441)       (20,344,684)   (30,066,258)   (46,314,387)   (58,942,583)   (98,704,913)
Annuity units                      (33,443)           (37,817)          (850)        (1,395)       (14,174)       (17,699)
                               -------------- ------------------ -------------- -------------- -------------- --------------
Units end of year               62,894,452         71,329,220    136,340,583    154,809,818    254,242,025    265,533,848
                               ============== ================== ============== ============== ============== ==============
                                   MSF BLACKROCK MONEY MARKET       MSF DAVIS VENTURE VALUE          MSF FI VALUE LEADERS
                                                   SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                               --------------------------------- ----------------------------- -----------------------------
                                      2009               2008           2009        2008 (a)          2009           2008
                               -------------- ------------------ -------------- -------------- -------------- --------------
Units beginning of year        380,710,006        296,236,103     50,458,028             --    105,348,325    122,428,834
Units issued and transferred
  from other funding options   256,827,253        439,713,371      5,822,709     59,566,076      3,306,746     13,205,740
Units redeemed and transferred
  to other funding options        (345,112,951) (355,192,067)    (10,007,164)    (9,107,237)   (17,874,636)   (30,285,941)
Annuity units                      (15,164)           (47,401)        (1,160)          (811)          (124)          (308)
                               -------------- ------------------ -------------- -------------- -------------- --------------
Units end of year              292,409,144        380,710,006     46,272,413     50,458,028     90,780,311    105,348,325
                               ============== ================== ============== ============== ============== ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.

    MORGAN STANLEY CAPITAL              MORGAN STANLEY DIVIDEND
             OPPORTUNITIES                               GROWTH    MORGAN STANLEY S&P 500 INDEX
                SUBACCOUNT                           SUBACCOUNT                      SUBACCOUNT
----------------------------- ------------------------------------ -------------------------------
       2009           2008              2009               2008           2009             2008
-------------- -------------- ----------------- ------------------ -------------- ----------------
    938,169      1,543,165         2,424,014          2,901,396      6,631,301        6,967,206
    105,653        161,422           248,605            155,105        418,096          698,993
   (122,204)      (766,418)         (374,796)          (632,487)      (365,258)      (1,034,898)
         --             --                --                 --             --               --
-------------- -------------- ----------------- ------------------ -------------- ----------------
    921,618        938,169         2,297,823          2,424,014      6,684,139        6,631,301
============== ============== ================= ================== ============== ================
                                                                           MSF BLACKROCK LEGACY
 MSF BLACKROCK DIVERSIFIED        MSF BLACKROCK LARGE CAP VALUE                LARGE CAP GROWTH
                SUBACCOUNT                           SUBACCOUNT                      SUBACCOUNT
----------------------------- ------------------------------------ -------------------------------
       2009           2008              2009            2008 (a)          2009          2008 (a)
-------------- -------------- ----------------- ------------------ -------------- ----------------
 68,632,597     72,810,413        18,738,894                 --          8,268               --
 88,629,282      8,867,222         2,596,788         21,918,891    306,515,504            8,346
(16,199,549)   (13,031,544)       (2,947,536)        (3,179,997)   (28,084,538)             (78)
    (53,253)       (13,494)               --                 --         (2,567)              --
-------------- -------------- ----------------- ------------------ -------------- ----------------
141,009,077     68,632,597        18,388,146         18,738,894    278,436,667            8,268
============== ============== ================= ================== ============== ================
                                                            MSF
                                  MSF LOOMIS    MET/DIMENSIONAL
                                      SAYLES      INTERNATIONAL          MSF METLIFE AGGRESSIVE
       MSF JENNISON GROWTH    SMALL CAP CORE      SMALL COMPANY                      ALLOCATION
                SUBACCOUNT        SUBACCOUNT         SUBACCOUNT                      SUBACCOUNT
----------------------------- ----------------- ------------------ -------------------------------
       2009        2008 (a)          2009 (c)           2009 (c)          2009             2008
-------------- -------------- ----------------- ------------------ -------------- ----------------
110,066,602             --                --                 --     65,363,759       68,089,229
  3,934,898    128,301,941           129,080             54,367     11,760,998       10,038,761
(21,805,119)   (18,234,255)           (5,168)            (1,089)   (10,360,829)     (12,764,231)
         --         (1,084)               --                 --             --               --
-------------- -------------- ----------------- ------------------ -------------- ----------------
 92,196,381    110,066,602           123,912             53,278     66,763,928       65,363,759
============== ============== ================= ================== ============== ================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                  MSF METLIFE CONSERVATIVE    MSF METLIFE CONSERVATIVE TO       MSF METLIFE MID CAP STOCK
                                                ALLOCATION            MODERATE ALLOCATION                           INDEX
                                                SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                               ------------------------------ ------------------------------ -------------------------------
                                      2009            2008           2009            2008          2009              2008
                               -------------- --------------- -------------- --------------- ------------- -----------------
Units beginning of year         26,245,707      15,892,326     89,863,744      93,106,882     6,459,837         5,333,803
Units issued and transferred
  from other funding options    14,733,303      21,441,245     18,050,743      22,709,478     1,952,677         3,115,382
Units redeemed and transferred
  to other funding options     (10,649,883)    (11,087,864)   (21,851,231)    (25,932,681)   (1,553,425)       (1,989,348)
Annuity units                           --              --           (322)        (19,935)           --                --
                               -------------- --------------- -------------- --------------- ------------- -----------------
Units end of year               30,329,127      26,245,707     86,062,934      89,863,744     6,859,089         6,459,837
                               ============== =============== ============== =============== ============= =================
                                                                                                  MSF MORGAN STANLEY EAFE
                                      MSF MFS TOTAL RETURN                  MSF MFS VALUE                           INDEX
                                                SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                               ------------------------------ ------------------------------ -------------------------------
                                      2009            2008           2009            2008          2009              2008
                               -------------- --------------- -------------- --------------- ------------- -----------------
Units beginning of year        485,162,845     592,318,130     62,480,214      61,212,759    52,994,262        61,113,909
Units issued and transferred
  from other funding options    27,802,263      41,510,325     10,053,613      19,802,281     4,469,929         4,932,202
Units redeemed and transferred
  to other funding options      (88,416,078) (148,590,359)    (13,880,648)    (18,525,739)   (8,501,720)      (13,034,978)
Annuity units                      (31,921)        (75,251)        (8,937)         (9,087)      (14,532)          (16,871)
                               -------------- --------------- -------------- --------------- ------------- -----------------
Units end of year              424,517,109     485,162,845     58,644,242      62,480,214    48,947,939        52,994,262
                               ============== =============== ============== =============== ============= =================
                               MSF T. ROWE PRICE LARGE CAP    MSF T. ROWE PRICE SMALL CAP    MSF WESTERN ASSET MANAGEMENT
                                                    GROWTH                         GROWTH    STRATEGIC BOND OPPORTUNITIES
                                                SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                               ------------------------------ ------------------------------ -------------------------------
                                      2009            2008           2009         2008 (a)         2009              2008
                               -------------- --------------- -------------- --------------- ------------- -----------------
Units beginning of year         59,778,256      64,027,839     91,237,701              --     4,192,426         4,659,891
Units issued and transferred
  from other funding options     7,699,624      14,332,093     10,593,137     107,560,744       707,203           703,862
Units redeemed and transferred
  to other funding options     (13,883,453)    (18,581,676)   (16,970,977)    (16,321,622)   (1,136,444)       (1,170,259)
Annuity units                         (192)             --           (878)         (1,421)         (898)           (1,068)
                               -------------- --------------- -------------- --------------- ------------- -----------------
Units end of year               53,594,235      59,778,256     84,858,983      91,237,701     3,762,287         4,192,426
                               ============== =============== ============== =============== ============= =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.

        MSF METLIFE MODERATE       MSF METLIFE MODERATE TO
                  ALLOCATION         AGGRESSIVE ALLOCATION        MSF METLIFE STOCK INDEX
                  SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
------------------------------- ----------------------------- ------------------------------
       2009             2008           2009           2008            2009           2008
-------------- ---------------- -------------- -------------- --------------- --------------
448,656,252      479,135,478    401,062,441    442,105,761     491,992,717    531,845,303
 51,387,983       67,031,031     38,986,571     44,066,905     696,524,264     59,765,661
(78,037,430)     (97,510,257)   (55,046,555)   (85,110,225)   (232,068,819)   (99,488,537)
         --               --             --             --        (138,607)      (129,710)
-------------- ---------------- -------------- -------------- --------------- --------------
422,006,805      448,656,252    385,002,457    401,062,441     956,309,555    491,992,717
============== ================ ============== ============== =============== ==============
        MSF NEUBERGER BERMAN        MSF OPPENHEIMER GLOBAL
               MID CAP VALUE                        EQUITY         MSF RUSSELL 2000 INDEX
                  SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
------------------------------- ----------------------------- ------------------------------
       2009             2008           2009           2008            2009           2008
-------------- ---------------- -------------- -------------- --------------- --------------
 15,069,022       18,555,447    448,654,570    494,911,133      54,971,926     60,356,432
    663,981        1,083,190     31,827,929     59,982,748       5,677,967      6,296,137
 (2,665,447)      (4,569,615)   (69,887,580) (106,201,344)      (8,473,272)   (11,669,227)
         --               --        (27,146)       (37,967)         (9,828)       (11,416)
-------------- ---------------- -------------- -------------- --------------- --------------
 13,067,556       15,069,022    410,567,773    448,654,570      52,166,793     54,971,926
============== ================ ============== ============== =============== ==============
MSF WESTERN ASSET MANAGEMENT
             U.S. GOVERNMENT              PIONEER VCT BOND       PIONEER VCT CULLEN VALUE
                  SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
------------------------------- ----------------------------- ------------------------------
       2009             2008           2009           2008            2009           2008
-------------- ---------------- -------------- -------------- --------------- --------------
165,146,188       85,176,942     22,163,097     19,594,381      14,609,008     15,163,835
 22,474,954      138,688,994      9,950,015     14,589,696       4,014,544      4,793,648
(47,040,203)     (58,715,835)    (9,252,037)   (12,020,980)     (3,674,744)    (5,348,475)
     (4,250)          (3,913)            --             --              --             --
-------------- ---------------- -------------- -------------- --------------- --------------
140,576,689      165,146,188     22,861,075     22,163,097      14,948,808     14,609,008
============== ================ ============== ============== =============== ==============

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                               PIONEER VCT EMERGING MARKETS         PIONEER VCT EQUITY INCOME             PIONEER VCT FUND
                                                 SUBACCOUNT                        SUBACCOUNT                   SUBACCOUNT
                               ------------------------------- --------------------------------- ----------------------------
                                     2009              2008          2009                2008          2009           2008
                               ------------- ----------------- ------------- ------------------- ------------- --------------
Units beginning of year         8,306,485         9,123,959    18,907,498          22,291,961    29,416,956     35,397,790
Units issued and transferred
  from other funding options    3,198,231         2,013,301     2,054,030           2,904,676     3,159,501      4,982,780
Units redeemed and transferred
  to other funding options     (2,189,696)       (2,830,775)   (4,867,051)         (6,289,139)   (8,113,688)   (10,963,614)
Annuity units                          --                --            --                  --            --             --
                               ------------- ----------------- ------------- ------------------- ------------- --------------
Units end of year               9,315,020         8,306,485    16,094,477          18,907,498    24,462,769     29,416,956
                               ============= ================= ============= =================== ============= ==============
                                  PIONEER VCT MID CAP VALUE    PIONEER VCT REAL ESTATE SHARES           UIF CAPITAL GROWTH
                                                 SUBACCOUNT                        SUBACCOUNT                   SUBACCOUNT
                               ------------------------------- --------------------------------- ----------------------------
                                     2009              2008          2009                2008          2009           2008
                               ------------- ----------------- ------------- ------------------- ------------- --------------
Units beginning of year        36,082,317        42,880,338     8,720,284           9,621,836    10,817,955     13,918,589
Units issued and transferred
  from other funding options    3,318,562         4,365,643     1,914,667           1,881,019       836,261      1,237,043
Units redeemed and transferred
  to other funding options     (7,714,731)      (11,163,664)   (2,252,377)         (2,782,571)   (2,547,691)    (4,337,677)
Annuity units                          --                --            --                  --            --             --
                               ------------- ----------------- ------------- ------------------- ------------- --------------
Units end of year              31,686,148        36,082,317     8,382,574           8,720,284     9,106,525     10,817,955
                               ============= ================= ============= =================== ============= ==============
                                                  UIF VALUE     VAN KAMPEN LIT CAPITAL GROWTH    VAN KAMPEN LIT GOVERNMENT
                                                 SUBACCOUNT                        SUBACCOUNT                   SUBACCOUNT
                               ------------------------------- --------------------------------- ----------------------------
                                     2009              2008          2009                2008          2009           2008
                               ------------- ----------------- ------------- ------------------- ------------- --------------
Units beginning of year        11,197,020        14,734,499    17,441,725         157,200,754    30,065,152     36,097,912
Units issued and transferred
  from other funding options      170,325           264,435       857,484           3,907,137     4,086,700      7,107,328
Units redeemed and transferred
  to other funding options     (2,396,740)       (3,801,914)        (3,280,427) (143,666,166)    (7,717,271)   (13,140,088)
Annuity units                          --                --            --                  --            --             --
                               ------------- ----------------- ------------- ------------------- ------------- --------------
Units end of year               8,970,605        11,197,020    15,018,782          17,441,725    26,434,581     30,065,152
                               ============= ================= ============= =================== ============= ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.

                              PIONEER VCT IBBOTSON GROWTH          PIONEER VCT IBBOTSON
    PIONEER VCT HIGH YIELD                     ALLOCATION           MODERATE ALLOCATION
                SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
----------------------------- ------------------------------ -----------------------------
       2009           2008           2009            2008           2009           2008
-------------- -------------- -------------- --------------- -------------- --------------
 31,465,476     32,302,590    241,041,098     211,130,637    131,739,676    128,084,206
 19,813,022     12,070,279     14,508,026      49,136,283     15,064,233     28,764,616
(16,363,945)   (12,907,393)   (20,218,220)    (19,225,822)   (19,280,230)   (25,109,146)
         --             --             --              --             --             --
-------------- -------------- -------------- --------------- -------------- --------------
 34,914,553     31,465,476    235,330,904     241,041,098    127,523,679    131,739,676
============== ============== ============== =============== ============== ==============
     UIF EQUITY AND INCOME       UIF SMALL COMPANY GROWTH          UIF U.S. REAL ESTATE
                SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
----------------------------- ------------------------------ -----------------------------
       2009           2008           2009            2008           2009           2008
-------------- -------------- -------------- --------------- -------------- --------------
124,047,368    155,243,293      3,860,379       4,724,867     21,716,459     25,452,950
 10,001,544     25,941,166        328,711         604,656      4,599,928      6,983,727
(27,171,235)   (57,133,995)      (722,461)     (1,469,144)    (6,236,584)   (10,711,401)
         --         (3,096)            --              --             --         (8,817)
-------------- -------------- -------------- --------------- -------------- --------------
106,877,677    124,047,368      3,466,629       3,860,379     20,079,803     21,716,459
============== ============== ============== =============== ============== ==============
 VAN KAMPEN LIT GROWTH AND                 WELLS FARGO VT
                    INCOME            SMALL/MID CAP VALUE
                SUBACCOUNT                     SUBACCOUNT
----------------------------- ------------------------------
       2009           2008           2009            2008
-------------- -------------- -------------- ---------------
135,745,590    171,568,422      2,939,820       3,380,492
  6,236,740     17,315,992        340,726         464,842
(27,647,253)   (53,138,824)      (426,586)       (905,514)
         --             --             --
-------------- -------------- -------------- ---------------
114,335,077    135,745,590      2,853,960       2,939,820
============== ============== ============== ===============

This page is intentionally left blank.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2009 and 2008, and the related consolidated statements of operations, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2009. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and changed its method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 24, 2010

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2009 AND 2008

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                  2009       2008
                                                                --------   --------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $42,435 and $39,601,
     respectively)............................................  $ 41,275   $ 34,846
  Equity securities available-for-sale, at estimated fair
     value (cost: $494 and $673, respectively)................       459        474
  Trading securities, at estimated fair value (cost: $868 and
     $251, respectively)......................................       938        232
  Mortgage loans (net of valuation allowances of $77 and $46,
     respectively)............................................     4,748      4,447
  Policy loans................................................     1,189      1,192
  Real estate and real estate joint ventures..................       445        608
  Other limited partnership interests.........................     1,236      1,249
  Short-term investments......................................     1,775      3,127
  Other invested assets.......................................     1,498      2,297
                                                                --------   --------
     Total investments........................................    53,563     48,472
Cash and cash equivalents.....................................     2,574      5,656
Accrued investment income.....................................       516        487
Premiums and other receivables................................    13,444     12,463
Deferred policy acquisition costs and value of business
  acquired....................................................     5,244      5,440
Current income tax recoverable................................        --         66
Deferred income tax assets....................................     1,147      1,843
Goodwill......................................................       953        953
Other assets..................................................       799        752
Separate account assets.......................................    49,449     35,892
                                                                --------   --------
     Total assets.............................................  $127,689   $112,024
                                                                ========   ========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES
Future policy benefits........................................  $ 21,621   $ 20,213
Policyholder account balances.................................    37,442     37,175
Other policyholder funds......................................     2,297      2,085
Payables for collateral under securities loaned and other
  transactions................................................     7,169      7,871
Short-term debt...............................................        --        300
Long-term debt -- affiliated..................................       950        950
Current income tax payable....................................        23         --
Other liabilities.............................................     2,177      2,604
Separate account liabilities..................................    49,449     35,892
                                                                --------   --------
     Total liabilities........................................   121,128    107,090
                                                                --------   --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 11)

STOCKHOLDERS' EQUITY
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2009 and 2008..................................        86         86
Additional paid-in capital....................................     6,719      6,719
Retained earnings.............................................       541        965
Accumulated other comprehensive loss..........................      (785)    (2,836)
                                                                --------   --------
     Total stockholders' equity...............................     6,561      4,934
                                                                --------   --------
     Total liabilities and stockholders' equity...............  $127,689   $112,024
                                                                ========   ========




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                      CONSOLIDATED STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                             2009     2008     2007
                                                           -------   ------   ------
REVENUES
Premiums.................................................  $ 1,312   $  634   $  353
Universal life and investment-type product policy fees...    1,380    1,378    1,411
Net investment income....................................    2,335    2,494    2,893
Other revenues...........................................      598      230      251
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities..........................................     (552)    (401)     (28)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive loss..      165       --       --
  Other net investment gains (losses), net...............   (1,479)     950     (114)
                                                           -------   ------   ------
     Total net investment gains (losses).................   (1,866)     549     (142)
                                                           -------   ------   ------
       Total revenues....................................    3,759    5,285    4,766
                                                           -------   ------   ------
EXPENSES
Policyholder benefits and claims.........................    2,065    1,446      978
Interest credited to policyholder account balances.......    1,301    1,130    1,299
Other expenses...........................................    1,207    1,933    1,446
                                                           -------   ------   ------
       Total expenses....................................    4,573    4,509    3,723
                                                           -------   ------   ------
Income (loss) from continuing operations before provision
  for income tax.........................................     (814)     776    1,043
Provision for income tax expense (benefit)...............     (368)     203      303
                                                           -------   ------   ------
Income (loss) from continuing operations, net of income
  tax....................................................     (446)     573      740
Income (loss) from discontinued operations, net of income
  tax....................................................       --       --        4
                                                           -------   ------   ------
Net income (loss)........................................  $  (446)  $  573   $  744
                                                           =======   ======   ======




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)


                                                                        ACCUMULATED OTHER COMPREHENSIVE LOSS
                                                                      ----------------------------------------
                                                                            NET                      FOREIGN
                                                ADDITIONAL              UNREALIZED    OTHER-THAN-    CURRENCY
                                        COMMON    PAID-IN   RETAINED    INVESTMENT     TEMPORARY   TRANSLATION   TOTAL
                                         STOCK    CAPITAL   EARNINGS  GAINS (LOSSES)  IMPAIRMENTS  ADJUSTMENTS   EQUITY
                                        ------  ----------  --------  --------------  -----------  -----------  -------
Balance at December 31, 2006..........    $86     $7,123      $ 520       $  (314)        $ --        $  --     $ 7,415
Cumulative effect of change in
  accounting principle, net of income
  tax (Note 1)........................                          (86)                                                (86)
                                          ---     ------      -----       -------         ----        -----     -------
Balance at January 1, 2007............     86      7,123        434          (314)          --           --       7,329
Dividend paid to MetLife..............              (404)      (286)                                               (690)
Comprehensive income (loss):
  Net income..........................                          744                                                 744
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                         (2)                                   (2)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                        (45)                                  (45)
     Foreign currency translation
       adjustments, net of income
       tax............................                                                                   12          12
                                                                                                                -------
     Other comprehensive loss.........                                                                              (35)
                                                                                                                -------
  Comprehensive income................                                                                              709
                                          ---     ------      -----       -------         ----        -----     -------
Balance at December 31, 2007..........     86      6,719        892          (361)          --           12       7,348
Dividend paid to MetLife..............                         (500)                                               (500)
Comprehensive income (loss):
  Net income..........................                          573                                                 573
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                         21                                    21
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                     (2,342)                               (2,342)
     Foreign currency translation
       adjustments, net of income
       tax............................                                                                 (166)       (166)
                                                                                                                -------
     Other comprehensive loss.........                                                                           (2,487)
                                                                                                                -------
  Comprehensive loss..................                                                                           (1,914)
                                          ---     ------      -----       -------         ----        -----     -------
Balance at December 31, 2008..........     86      6,719        965        (2,682)          --         (154)      4,934
Cumulative effect of changes in
  accounting principle, net of income
  tax (Note 1)........................                           22                        (22)                      --
Comprehensive income (loss):
  Net loss............................                         (446)                                               (446)
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                        (14)                                  (14)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                      2,103          (61)                   2,042
     Foreign currency translation
       adjustments, net of income
       tax............................                                                                   45          45
                                                                                                                -------
     Other comprehensive income.......                                                                            2,073
                                                                                                                -------
  Comprehensive income................                                                                            1,627
                                          ---     ------      -----       -------         ----        -----     -------
Balance at December 31, 2009..........    $86     $6,719      $ 541       $  (593)        $(83)       $(109)    $ 6,561
                                          ===     ======      =====       =======         ====        =====     =======




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                               2009       2008       2007
                                                             --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)..........................................  $   (446)  $    573   $    744
Adjustments to reconcile net income (loss) to net cash
  (used in) provided by operating activities:
  Depreciation and amortization expenses...................        29         29         26
  Amortization of premiums and accretion of discounts
     associated with investments, net......................      (198)       (18)        11
  (Gains) losses from sales of investments and businesses,
     net...................................................     1,866       (546)       145
  Gain from recapture of ceded reinsurance.................        --         --        (22)
  Undistributed equity earnings of real estate joint
     ventures and other limited partnership interests......        98         97       (121)
  Interest credited to policyholder account balances.......     1,301      1,130      1,299
  Universal life and investment-type product policy fees...    (1,380)    (1,378)    (1,411)
  Change in accrued investment income......................       (29)       150        (35)
  Change in premiums and other receivables.................    (2,307)    (2,561)       360
  Change in deferred policy acquisition costs, net.........      (559)       330         61
  Change in insurance-related liabilities..................     1,648        997         71
  Change in trading securities.............................      (597)      (218)        --
  Change in income tax recoverable (payable)...............      (303)       262        308
  Change in other assets...................................       449        598        675
  Change in other liabilities..............................      (166)     1,176        234
  Other, net...............................................        32         38         --
                                                             --------   --------   --------
Net cash (used in) provided by operating activities........      (562)       659      2,345
                                                             --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
  Fixed maturity securities................................    13,076     20,183     21,546
  Equity securities........................................       141        126        146
  Mortgage loans...........................................       444        522      1,208
  Real estate and real estate joint ventures...............         4         15        155
  Other limited partnership interests......................       142        203        465
Purchases of:
  Fixed maturity securities................................   (16,192)   (14,027)   (19,365)
  Equity securities........................................       (74)       (65)      (357)
  Mortgage loans...........................................      (783)      (621)    (2,030)
  Real estate and real estate joint ventures...............       (31)      (102)      (458)
  Other limited partnership interests......................      (203)      (458)      (515)
Net change in short-term investments.......................     1,445     (1,887)      (558)
Net change in other invested assets........................      (194)       445       (175)
Net change in policy loans.................................         3       (279)         5
Other, net.................................................        (2)        --         16
                                                             --------   --------   --------
Net cash (used in) provided by investing activities........    (2,224)     4,055         83
                                                             --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits.................................................    20,783      7,146     11,395
  Withdrawals..............................................   (20,067)    (5,307)   (13,563)
Net change in payables for collateral under securities
  loaned and other transactions............................      (702)    (2,600)     1,316
Net change in short-term debt..............................      (300)       300         --
Long-term debt issued -- affiliated........................        --        750        200
Long-term debt repaid -- affiliated........................        --       (435)        --
Debt issuance costs........................................        --         (8)        --
Financing element on certain derivative instruments........       (53)       (46)        33
Dividends on common stock..................................        --       (500)      (690)
                                                             --------   --------   --------
Net cash used in financing activities......................      (339)      (700)    (1,309)
                                                             --------   --------   --------
Effect of change in foreign currency exchange rates on cash
  balances.................................................        43       (132)         6
                                                             --------   --------   --------
Change in cash and cash equivalents........................    (3,082)     3,882      1,125
Cash and cash equivalents, beginning of year...............     5,656      1,774        649
                                                             --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR.....................  $  2,574   $  5,656   $  1,774
                                                             ========   ========   ========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:
  Interest.................................................  $     73   $     64   $     33
                                                             ========   ========   ========
  Income tax...............................................  $    (63)  $    (48)  $     (6)
                                                             ========   ========   ========
Non-cash transactions during the year:
  Contribution of equity securities to MetLife Foundation..  $     --   $     --   $     12
                                                             ========   ========   ========




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). MetLife Insurance Company of Connecticut is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     During 2009, the Company realigned its former institutional and individual businesses into three operating segments: Retirement Products, Corporate Benefit Funding and Insurance Products. The segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements. In addition, the Company reports certain of its operations in Corporate & Other. See Note 14 for further business segment information.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of MetLife Insurance Company of Connecticut and its subsidiaries, partnerships and joint ventures in which the Company has control. Intercompany accounts and transactions have been eliminated.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2009 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements.

     A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

     In June 2009, the Financial Accounting Standards Board ("FASB") approved FASB Accounting Standards Codification ("Codification") as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental entities. Codification changed the referencing and organization of accounting guidance without modification of existing GAAP. Since it did not modify existing GAAP, Codification did not have any impact on the Company's financial condition or results of operations. On the effective date of Codification, substantially all existing non-SEC accounting and reporting standards were superseded and, therefore, are no longer referenced by title in the accompanying consolidated financial statements.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with the same credit standing. It requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value the Company considers three broad valuation techniques: (i) the market approach; (ii) the income approach; and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of input to its valuation. The input levels are as follows:

     Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

     Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

     Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     Prior to January 1, 2009, the measurement and disclosures of fair value based on exit price excluded certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination, reporting units measured at estimated fair value in the first step of a goodwill impairment test and indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

  Investments

     The accounting policies for the Company's principal investments are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover. See also Note 2.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below cost or amortized cost recovers; (vii) with respect to equity securities, whether the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost; (viii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and
     (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Effective April 1, 2009, the Company prospectively adopted new guidance on the recognition and presentation of other-than-temporary impairment ("OTTI") losses as described in "Adoption of New Accounting Pronouncements -- Financial Instruments." The new guidance requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded as other comprehensive income (loss). There was no change for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          Prior to the adoption of the new OTTI guidance, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of estimated fair value to the security's amortized cost basis. Also, prior to the adoption of this guidance, the entire difference between the fixed maturity security's amortized cost basis and its estimated fair value was recognized in earnings if it was determined to have an OTTI.

          With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          With respect to perpetual hybrid securities that have attributes of both debt and equity, some of which are classified as fixed maturity securities and some of which are classified as non-redeemable preferred stock within equity securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

          Upon adoption of the new OTTI guidance, the Company's methodology and significant inputs used to determine the amount of the credit loss are as follows:

          (i) The Company calculates the recovery value of fixed maturity securities by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

          (ii) When determining the collectability and the period over which the fixed maturity security is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                 corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

          (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

          (iv) When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process which incorporates available information and management's best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates, and the overall macroeconomic conditions.

            The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. These impairments are included within net investment gains (losses). The Company does not change the revised cost basis for subsequent recoveries in value.

            In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

            The Company has invested in certain structured transactions that are variable interest entities ("VIEs"). These structured transactions include asset-backed securitizations, hybrid securities, joint ventures, limited partnerships and limited liability companies. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on a quarterly basis.

            Trading Securities. The Company's trading securities portfolio, principally consisting of fixed maturity and equity securities, supports investment strategies that involve the active and frequent purchase and sale of securities, and supports asset and liability matching strategies for certain insurance products. Trading securities are presented at estimated fair value with subsequent changes in estimated fair value recognized in net investment income. Related dividends and investment income are also included in net investment income.

            Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with brokerage

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans. Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, loan specific valuation allowances are established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan's original effective interest rate; (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent; or (iii) the loan's observable market price. The Company also establishes allowances for loan losses for pools of loans with similar characteristics, such as mortgage loans based on similar property types, similar loan-to-value, or similar debt service coverage ratio factors when, based on past experience, it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to accrue for loans on which interest is generally more than 60 days past due and/or when the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded in accordance with the loan agreement as a reduction of principal and/or as interest income. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has significant influence or more than a 20% interest. For certain of those joint ventures the Company records its share of earnings using a three-month lag methodology for all instances where the timely financial information is available and the contractual right exists to receive such financial information. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in affiliated money market pools.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, investments in insurance enterprise joint ventures and tax credit partnerships.

          Freestanding derivatives with positive estimated fair values are described in the derivatives accounting policy which follows.

          Joint venture investments represent the Company's investments in entities that engage in insurance underwriting activities and are accounted for on the equity method. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits and are also accounted for under the equity method or under the effective yield method. The Company reports the equity in earnings of joint venture investments and tax credit partnerships in net investment income.

     The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs to these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

     The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

     The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities, certain structured investment transactions, trading securities, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The accounting rules for the determination of when an entity is a VIE and when to consolidate a VIE are complex. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The primary beneficiary is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both.

     When assessing the expected losses to determine the primary beneficiary for structured investment products such as asset-backed securitizations and collateralized debt obligations, the Company uses historical default probabilities based on the credit rating of each issuer and other inputs including maturity dates, industry

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


classifications and geographic location. Using computational algorithms, the analysis simulates default scenarios resulting in a range of expected losses and the probability associated with each occurrence. For other investment structures such as hybrid securities, joint ventures, limited partnerships and limited liability companies, the Company takes into consideration the design of the VIE and generally uses a qualitative approach to determine if it is the primary beneficiary. This approach includes an analysis of all contractual and implied rights and obligations held by all parties including profit and loss allocations, repayment or residual value guarantees, put and call options and other derivative instruments. If the primary beneficiary of a VIE can not be identified using this qualitative approach, the Company calculates the expected losses and expected residual returns of the VIE using a probability-weighted cash flow model. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage risks relating to its ongoing business. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact in the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity and the deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at estimated fair value in the consolidated financial statements and that their related changes in estimated fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was $2 million and less than $1 million at December 31, 2009 and 2008, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $102 million and $76 million at December 31, 2009 and 2008, respectively. Accumulated amortization of capitalized software was $42 million and $26 million at December 31, 2009 and 2008, respectively. Related amortization expense was $16 million, $15 million and $11 million for the years ended December 31, 2009, 2008 and 2007, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as deferred policy acquisition costs ("DAC"). Such costs consist principally of commissions and agency and policy issuance expenses. Value of business acquired ("VOBA") is an intangible asset that represents the present value of future profits embedded in acquired insurance annuity and investment -- type contracts. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company amortizes DAC and VOBA related to non-participating and non-dividend paying traditional contracts (primarily term insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Value of Distribution Agreements and Customer Relationships Acquired

     Value of distribution agreements ("VODA") is reported in other assets and represents the present value of future profits associated with the expected future business derived from the distribution agreements. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past acquisitions are amortized over useful life ranging from 10 to 30 years and such amortization is included in other expenses. Each year the Company reviews VODA and VOCRA to determine the recoverability of these balances.

  Goodwill

     Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments.

     For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill is recognized as an impairment and recorded as a charge against net income.

     In performing its goodwill impairment tests, when management believes meaningful comparable market data are available, the estimated fair values of the reporting units are determined using a market multiple approach. When relevant comparables are not available, the Company uses a discounted cash flow model. For reporting units

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


which are particularly sensitive to market assumptions, such as the retirement products and individual life reporting units, the Company may corroborate its estimated fair values by using additional valuation methodologies.

     The key inputs, judgments and assumptions necessary in determining estimated fair value include projected earnings, current book value (with and without accumulated other comprehensive income), the level of economic capital required to support the mix of business, long term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels and the discount rate management believes appropriate to the risk associated with the respective reporting unit. The estimated fair value of the retirement products and individual life reporting units are particularly sensitive to the equity market levels.

     Management applies significant judgment when determining the estimated fair value of the Company's reporting units. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

     During our 2009 impairment tests of goodwill, management concluded that the fair values of all reporting units were in excess of their carrying values and, therefore, goodwill was not impaired. However, management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

     See Note 6 for further consideration of goodwill impairment testing during 2009.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for future policy benefit liabilities on non-participating traditional life insurance range from 3% to 7%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 9%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefits relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefits ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefits ("GMAB") and settlement features in certain GMIB described above provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net investment gains (losses).

     At inception of the GMWB, GMAB and certain GMIB contracts, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

     The fair values for these embedded derivatives are then estimated based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. Beginning in 2008, the valuation of these embedded derivatives includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's debt, as well as its claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior, and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraphs to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of these embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes to the same affiliated reinsurance company certain directly written GMIB guarantees that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


estimated fair value reported in net investment gains (losses). The value of these embedded derivatives is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 12%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC"), as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Premiums related to workers' compensation contracts are recognized as revenue on a pro rata basis over the applicable contract term.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net investment gains (losses) as part of the estimated fair value of embedded derivatives.

  Other Revenues

     Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     The Company files a consolidated U.S. federal income tax return with its includable subsidiaries in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii)   future reversals of existing taxable temporary differences;

     (iii)  taxable income in prior carryback years; and

     (iv)   tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 10) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its life insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

     Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations generally are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include: mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


offset within the same line in the consolidated statements of operations. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

     As more fully described in "Summary of Significant Accounting Policies and Critical Accounting Estimates," effective April 1, 2009, the Company adopted new OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities in interim and annual financial statements.

     The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of $22 million to retained earnings with a corresponding increase to accumulated other comprehensive loss to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of $36 million, net of policyholder related amounts of $2 million and net of deferred income taxes of $12 million, resulting in the net cumulative effect adjustment of $22 million. The increase in the amortized cost basis of fixed maturity securities of $36 million by sector was as follows: $17 million -- ABS, $6 million -- U.S. corporate securities and $13 million -- CMBS.

     As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $148 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

     Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its consolidated financial statements.

     The following new pronouncements relating to financial instruments had no material impact on the Company's consolidated financial statements:

     - Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions.

     - Effective December 31, 2008, the Company adopted new guidance on the recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets. This new guidance more closely aligns the determination of whether an OTTI has occurred for a beneficial interest in a securitized financial asset with the original guidance for fixed maturity securities classified as available-for-sale or held-to-maturity.

     - Effective January 1, 2008, the Company adopted new guidance relating to application of the shortcut method of accounting for derivative instruments and hedging activities. This guidance permits interest rate swaps to

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by current accounting guidance on fair value measurements, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace.

     - Effective January 1, 2008, the Company adopted new guidance that permits a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset. This new guidance also includes certain terminology modifications. Upon adoption of this guidance, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements.

  Business Combinations and Noncontrolling Interests

     Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the consolidated financial statements. Under this new guidance:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - Net income (loss) includes amounts attributable to noncontrolling interests.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The adoption of this guidance on a prospective basis did not have an impact on the Company's consolidated financial statements. As the Company did not have a minority interest, the adoption of this guidance, which required

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


retrospective application of presentation requirements of noncontrolling interest, did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2009, the Company adopted prospectively new guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

  Fair Value

     Effective January 1, 2008, the Company adopted new fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets and liabilities measured at fair value. The adoption of this guidance changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs, as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of this guidance also changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts. The change in valuation of embedded derivatives associated with guarantees on annuity contracts resulted from the incorporation of risk margins associated with non-capital market inputs and the inclusion of the Company's own credit standing in their valuation. At January 1, 2008, the impact of adopting the guidance on assets and liabilities measured at estimated fair value was $59 million ($38 million, net of income tax) and was recognized as a change in estimate in the accompanying consolidated statement of operations where it was presented in the respective statement of operations caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). The addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's consolidated net income in future periods. The Company provided all of the material disclosures in Note 4.

     Effective April 1, 2009, the Company adopted new guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its consolidated financial statements. This adoption did not have any other material impact on the Company's consolidated financial statements.

     The following new pronouncements relating to fair value had no material impact on the Company's consolidated financial statements:

     - In February 2007, the FASB issued guidance related to the fair value option for financial assets and financial liabilities. This guidance permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to recognize related unrealized gains and losses in earnings. The fair value option is applied on an instrument-by-instrument basis upon adoption of the standard, upon the acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election is an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Effective September 30, 2008, the Company adopted new guidance relating to the fair value measurements of financial assets when the market for those assets is not active. It provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value.

     - Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

     - Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

     - Effective December 31, 2009, the Company adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements, for both interim and annual periods, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

     - Effective December 31, 2009, the Company adopted new guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Other Pronouncements

     Effective April 1, 2009, the Company adopted prospectively new guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the required disclosures in its consolidated financial statements.

     Effective December 31, 2008, the Company adopted new guidance relating to disclosures by public entities about transfers of financial assets and interests in VIEs. This guidance requires additional qualitative and quantitative disclosures about a transferors' continuing involvement in transferred financial assets and involvement in VIEs. The exact nature of the additional required VIE disclosures vary and depend on whether or not the VIE is a qualifying special purpose entity ("QSPE"). For VIEs that are QSPEs, the additional disclosures are only required for a non-transferor sponsor holding a variable interest or a non-transferor servicer holding a significant variable interest. For VIEs that are not QSPEs, the additional disclosures are only required if the Company is the primary beneficiary, and if not the primary beneficiary, only if the Company holds a significant variable interest in the VIE or is its sponsor. The Company provided all of the material disclosures in its consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Effective January 1, 2007, the Company adopted new guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in guidance relating to accounting and reporting by insurance enterprises for long-duration contracts and for realized gains and losses from the sale of investments. As a result of the adoption of the new guidance, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed. The adoption of this guidance resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. Prior to the adoption, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption, DAC on such contracts is to be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of $86 million, net of income tax of $46 million, which was recorded as a reduction to retained earnings.

     The following new pronouncements had no material impact on the Company's consolidated financial statements:

     - Effective January 1, 2008, the Company prospectively adopted new guidance on the sale of real estate when the agreement includes a buy-sell clause. This guidance addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity and concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance.

     - Effective January 1, 2007, the Company adopted new guidance on income taxes. This guidance clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. It requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In January 2010, the FASB issued new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3 (Accounting Standards Update ("ASU") 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements). In addition, this guidance provides clarification of existing disclosure requirements about (a) level of disaggregation and (b) inputs and valuation techniques. The update is effective for the first quarter of 2010. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

     In June 2009, the FASB issued additional guidance related to financial instrument transfers (ASU 2009-16, Transfers and Servicing (Topic 860):
Accounting for Transfers of Financial Assets) and evaluation of VIEs for consolidation (ASU 2009-17, Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities). The guidance is effective for the first quarter of 2010:

     - The financial instrument transfer guidance eliminates the concept of a "QSPE," eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The guidance also requires additional disclosures about transfers of financial assets, including securitized transactions, as well as a

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       company's continuing involvement in transferred financial assets. The Company does not expect the adoption of the new guidance to have a material impact on the Company's consolidated financial statements.

     - The consolidation guidance relating to VIEs changes the determination of the primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the primary beneficiary must have both the ability to direct the activities of the VIE and the obligation to absorb either losses or gains that could be significant to the VIE. The guidance also changes when reassessment is needed, as well as requires enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements. The Company does not expect the adoption of the new guidance to have a material impact on the Company's consolidated financial statements. Subsequently, this guidance was indefinitely deferred for an interest in an entity that has the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting purposes that are consistent with those followed by investment companies (ASU 2010-10, Consolidation (Topic 810): Amendments to Statement 167 for Certain Investment Funds).

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below at December 31, 2009 include the noncredit loss component of OTTI loss:

                                                           DECEMBER 31, 2009
                                       ---------------------------------------------------------
                                                        GROSS UNREALIZED
                                        COST OR    -------------------------   ESTIMATED
                                       AMORTIZED            TEMPORARY   OTTI      FAIR      % OF
                                          COST      GAIN       LOSS     LOSS     VALUE     TOTAL
                                       ---------   ------   ---------   ----   ---------   -----
                                                             (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities............   $15,598    $  441     $  639    $  2    $15,398     37.3%
Foreign corporate securities.........     7,292       307        255       6      7,338     17.8
U.S. Treasury and agency securities..     6,503        35        281      --      6,257     15.2
RMBS.................................     6,183       153        402      82      5,852     14.2
CMBS.................................     2,808        43        216      18      2,617      6.3
ABS..................................     2,152        33        163      33      1,989      4.8
State and political subdivision
  securities.........................     1,291        12        124      --      1,179      2.8
Foreign government securities........       608        46          9      --        645      1.6
                                        -------    ------     ------    ----    -------    -----
  Total fixed maturity securities
     (1), (2)........................   $42,435    $1,070     $2,089    $141    $41,275    100.0%
                                        =======    ======     ======    ====    =======    =====
EQUITY SECURITIES:
Non-redeemable preferred stock (1)...   $   351    $   10     $   55    $ --    $   306     66.7%
Common stock.........................       143        11          1      --        153     33.3
                                        -------    ------     ------    ----    -------    -----
  Total equity securities (3)........   $   494    $   21     $   56    $ --    $   459    100.0%
                                        =======    ======     ======    ====    =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                         DECEMBER 31, 2008
                                          -----------------------------------------------
                                                           GROSS
                                           COST OR       UNREALIZED     ESTIMATED
                                          AMORTIZED   ---------------      FAIR      % OF
                                             COST      GAIN     LOSS      VALUE     TOTAL
                                          ---------   ------   ------   ---------   -----
                                                           (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities...............   $15,440    $  126   $2,335    $13,231     38.0%
Foreign corporate securities............     6,157        41    1,136      5,062     14.5
U.S. Treasury and agency securities.....     3,407       926       --      4,333     12.4
RMBS....................................     7,901       124      932      7,093     20.4
CMBS....................................     2,933         6      665      2,274      6.5
ABS.....................................     2,429         1      703      1,727      5.0
State and political subdivision
  securities............................       880         2      225        657      1.9
Foreign government securities...........       454        48       33        469      1.3
                                           -------    ------   ------    -------    -----
  Total fixed maturity securities (1),
     (2)................................   $39,601    $1,274   $6,029    $34,846    100.0%
                                           =======    ======   ======    =======    =====
EQUITY SECURITIES:
Non-redeemable preferred stock (1)......   $   551    $    1   $  196    $   356     75.1%
Common stock............................       122         1        5        118     24.9
                                           -------    ------   ------    -------    -----
  Total equity securities (3)...........   $   673    $    2   $  201    $   474    100.0%
                                           =======    ======   ======    =======    =====



--------

   (1) At time of acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has a punitive interest rate step-up feature, as it believes in most instances this feature will compel the issuer to redeem the security at the specified call date. Perpetual securities that do not have a punitive interest rate step-up feature are classified as equity securities within non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." The following table presents the perpetual hybrid securities held by the Company at:

                                                                                 DECEMBER 31,
                                                                            ---------------------
                                                                               2009        2008
                              CLASSIFICATION                                ---------   ---------
-------------------------------------------------------------------------   ESTIMATED   ESTIMATED
CONSOLIDATED BALANCE                                                           FAIR        FAIR
SHEETS                        SECTOR TABLE            PRIMARY ISSUERS         VALUE       VALUE
------------------------  --------------------   ------------------------   ---------   ---------
                                                                                (IN MILLIONS)
                          Non-redeemable         Non-U.S. financial
Equity securities         preferred stock        institutions                  $237        $304
                          Non-redeemable         U.S. financial
Equity securities         preferred stock        institutions                  $ 43        $ 52
Fixed maturity            Foreign corporate      Non-U.S. financial
  securities              securities             institutions                  $580        $425
Fixed maturity            U.S. corporate         U.S. financial
  securities              securities             institutions                  $ 17        $ 16


--------

   (2) The Company held $513 million and $385 million at estimated fair value of redeemable preferred stock which have stated maturity dates at December 31, 2009 and 2008, respectively. These securities, commonly referred to as "capital securities," are primarily issued by U.S. financial institutions, have cumulative interest deferral features and are included in the U.S. corporate securities sector within fixed maturity securities.

   (3) Equity securities primarily consist of investments in common and preferred stocks, including certain perpetual hybrid securities and mutual fund interests. Privately-held equity securities represented $82 million and $102 million at estimated fair value at December 31, 2009 and 2008, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company held foreign currency derivatives with notional amounts of $855 million and $883 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2009 and 2008, respectively.

     The following table presents selected information about certain fixed maturity securities held by the Company at:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2009     2008
                                                                  ------   ------
                                                                   (IN MILLIONS)
Below investment grade or non-rated fixed maturity securities
  (1):
  Estimated fair value..........................................  $3,866   $2,559
  Net unrealized loss...........................................  $  467   $1,130
Non-income producing fixed maturity securities (1):
  Estimated fair value..........................................  $   67   $   17
  Net unrealized gain (loss)....................................  $    2   $   (2)
Fixed maturity securities credit enhanced by financial guarantor insurers -- by sector -- at estimated fair value:
  State and political subdivision securities....................  $  493   $  415
  U.S. corporate securities.....................................     458      525
  ABS...........................................................     107      145
  RMBS..........................................................       7        8
  CMBS..........................................................       3        3
                                                                  ------   ------
     Total fixed maturity securities credit enhanced by
       financial guarantor insurers.............................  $1,068   $1,096
                                                                  ======   ======
Ratings of the financial guarantor insurers providing the credit enhancement:
  Portion rated Aa/AA...........................................      25%      20%
                                                                  ======   ======
  Portion rated A...............................................      --%      --%
                                                                  ======   ======
  Portion rated Baa/BBB.........................................      39%      65%
                                                                  ======   ======



--------

   (1) Based on rating agency designations and equivalent ratings of the National Association of Insurance Commissioners ("NAIC"), with the exception of non-agency RMBS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA. Non-agency RMBS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA, at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholders' equity, other than securities of the U.S. government and certain U.S. government agencies. The Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $6.3 billion and $4.3 billion at December 31, 2009 and 2008, respectively.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. The Company maintains a diversified portfolio of corporate fixed maturity securities across industries and issuers. This portfolio does not have an exposure to any single issuer in excess of 1% of total investments. The tables below

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


present the major industry types that comprise the corporate fixed maturity securities holdings, the largest exposure to a single issuer and the combined holdings in the ten issuers to which it had the largest exposure at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
Corporate fixed maturity securities -- by industry
  type:
  Foreign (1)......................................   $ 7,338     32.3%   $ 5,062     27.6%
  Consumer.........................................     3,507     15.4      2,666     14.6
  Utility..........................................     3,328     14.6      2,810     15.4
  Finance..........................................     3,145     13.8      3,397     18.6
  Industrial.......................................     3,047     13.4      1,775      9.7
  Communications...................................     1,669      7.4      1,305      7.1
  Other............................................       702      3.1      1,278      7.0
                                                      -------    -----    -------    -----
     Total.........................................   $22,736    100.0%   $18,293    100.0%
                                                      =======    =====    =======    =====



--------

   (1) Includes U.S. Dollar-denominated debt obligations of foreign obligors and other foreign fixed maturity security investments.

                                                                  DECEMBER 31,
                                               -------------------------------------------------
                                                         2009                      2008
                                               -----------------------   -----------------------
                                               ESTIMATED                 ESTIMATED
                                                  FAIR      % OF TOTAL      FAIR      % OF TOTAL
                                                 VALUE     INVESTMENTS     VALUE     INVESTMENTS
                                               ---------   -----------   ---------   -----------
                                                                 (IN MILLIONS)
Concentrations within corporate fixed
  maturity securities:
  Largest exposure to a single issuer........    $  204        0.4%        $  313        0.6%
  Holdings in ten issuers with the largest
     exposures...............................    $1,695        3.2%        $1,732        3.6%

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- RMBS. The table below presents the Company's RMBS holdings and portion rated Aaa/AAA and portion rated NAIC 1 at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
By security type:
  Collateralized mortgage obligations..............    $3,646     62.3%    $5,028     70.9%
  Pass-through securities..........................     2,206     37.7      2,065     29.1
                                                       ------    -----     ------    -----
     Total RMBS....................................    $5,852    100.0%    $7,093    100.0%
                                                       ======    =====     ======    =====
By risk profile:
  Agency...........................................    $4,095     70.0%    $4,856     68.4%
  Prime............................................     1,118     19.1      1,531     21.6
  Alternative residential mortgage loans...........       639     10.9        706     10.0
                                                       ------    -----     ------    -----
     Total RMBS....................................    $5,852    100.0%    $7,093    100.0%
                                                       ======    =====     ======    =====
Portion rated Aaa/AAA (1)..........................    $4,347     74.3%    $6,514     91.8%
                                                       ======    =====     ======    =====
Portion rated NAIC 1 (2)...........................    $4,835     82.6%    $6,753     95.2%
                                                       ======    =====     ======    =====



--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA. Non-agency RMBS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA, at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Collateralized mortgage obligations are a type of mortgage-backed security structured by dividing the cash flows of mortgages into separate pools or tranches of risk that create multiple classes of bonds with varying maturities and priority of payments. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities.

     Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit-worthy borrowers with high quality credit profiles. Alternative residential mortgage loans ("Alt-A") are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. Sub-prime mortgage lending is the origination of residential mortgage loans to borrowers with weak credit profiles. During 2009, there were significant ratings downgrades from investment grade to below investment grade for non-agency RMBS, both Alt-A and prime RMBS, contributing to the decrease in the percentage of RMBS with a Aaa/AAA rating to 74.3% at December 31, 2009 as compared to 91.8% at December 31, 2008, and a decrease in RMBS with a rating of NAIC 1 to 82.6% at December 31, 2009 as compared to 95.2% at December 31, 2008. These downgrades also contributed to the substantial decrease presented below in the Company's Alt-A securities holdings rated Aa/AA or better or rated NAIC 1 as compared to December 31, 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's investment in Alt-A RMBS by vintage year (vintage year refers to the year of origination and not to the year of purchase) and certain other selected data:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                   (IN MILLIONS)
VINTAGE YEAR:
2004 & Prior.......................................     $ 15       2.3%     $ 51       7.2%
2005...............................................      336      52.6       387      54.8
2006...............................................       83      13.0       102      14.5
2007...............................................      205      32.1       166      23.5
2008...............................................       --        --        --        --
2009...............................................       --        --        --        --
                                                        ----     -----      ----     -----
Total..............................................     $639     100.0%     $706     100.0%
                                                        ====     =====      ====     =====




                                                              DECEMBER 31,
                                                     -----------------------------
                                                          2009            2008
                                                     -------------   -------------
                                                     AMOU-    % OF   AMOU-    % OF
                                                       NT    TOTAL     NT    TOTAL
                                                     -----   -----   -----   -----
                                                             (IN MILLIONS)
Net unrealized loss................................   $235            $376
Rated Aa/AA or better (1)..........................            2.3%           64.9%
Rated NAIC 1 (2)...................................           16.6%           66.6%

Fixed rate.........................................           95.6%           96.4%
Hybrid ARM.........................................            4.4             3.6
                                                             -- --           -- --
                                                              100-            100-
Total Alt-A RMBS...................................             .0%             .0%
                                                             == ==           == ==



--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA. Non-agency RMBS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA, at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- CMBS. The Company's holdings in CMBS were $2.6 billion and $2.3 billion at estimated fair value at December 31, 2009 and 2008, respectively. The Company had no exposure to CMBS index securities and holdings of commercial real estate collateralized debt obligations securities had an estimated fair value of $70 million and $74 million at December 31, 2009 and 2008, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's holdings of CMBS by vintage year and certain other selected data at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
VINTAGE YEAR:
2003 & Prior.......................................    $1,202     45.9%    $  915     40.2%
2004...............................................       512     19.6        559     24.6
2005...............................................       472     18.0        438     19.3
2006...............................................       407     15.6        341     15.0
2007...............................................        24      0.9         21      0.9
2008...............................................        --       --         --       --
2009...............................................        --       --         --       --
                                                       ------    -----     ------    -----
Total..............................................    $2,617    100.0%    $2,274    100.0%
                                                       ======    =====     ======    =====




                                                              DECEMBER 31,
                                                     -----------------------------
                                                          2009            2008
                                                     -------------   -------------
                                                     AMOU-    % OF   AMOU-    % OF
                                                       NT    TOTAL     NT    TOTAL
                                                     -----   -----   -----   -----
                                                             (IN MILLIONS)
Net unrealized loss................................   $191            $659
Rated Aaa/AAA......................................            83%             90%


     Concentrations of Credit Risk (Fixed Maturity Securities) -- ABS. The Company's holdings in ABS were $2.0 billion and $1.7 billion at estimated fair value at December 31, 2009 and 2008, respectively. The Company's ABS are diversified both by sector and by issuer.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the types of and certain other information about ABS held by the Company at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                   (IN MILLIONS)
By collateral type:
  Credit card loans................................    $  920     46.3%    $  706     40.9%
  RMBS backed by sub-prime mortgage loans..........       247     12.4        335     19.4
  Automobile loans.................................       205     10.3        206     11.9
  Student loans....................................       158      7.9        100      5.8
  Other loans......................................       459     23.1        380     22.0
                                                       ------    -----     ------    -----
     Total.........................................    $1,989    100.0%    $1,727    100.0%
                                                       ======    =====     ======    =====
Portion rated Aaa/AAA (1)..........................    $1,292     65.0%    $1,110     64.3%
                                                       ======    =====     ======    =====
Portion rated NAIC 1 (2)...........................    $1,767     88.8%    $1,512     87.6%
                                                       ======    =====     ======    =====
  RMBS backed by sub-prime mortgage
     loans -- portion credit enhanced by financial
     guarantor insurers............................               20.6%               18.0%
  Of the 20.6% and 18.0% credit enhanced, the
     financial guarantor insurers were rated as
     follows:
     By financial guarantor insurers rated Aa/AA...                0.7%                1.0%
     By financial guarantor insurers rated A.......                0.2%                 --%
     By financial guarantor insurers rated
       Baa/BBB.....................................                 --%               52.1%


--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS backed by sub-prime mortgage loans held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA. Non-agency RMBS backed by sub-prime mortgage loans held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA, at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Equity Securities). The Company is not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholders' equity at December 31, 2009 and 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                                  DECEMBER 31,
                                                 ---------------------------------------------
                                                          2009                    2008
                                                 ---------------------   ---------------------
                                                             ESTIMATED               ESTIMATED
                                                 AMORTIZED      FAIR     AMORTIZED      FAIR
                                                    COST       VALUE        COST       VALUE
                                                 ---------   ---------   ---------   ---------
                                                                 (IN MILLIONS)
Due in one year or less........................   $ 1,023     $ 1,029     $   993     $   966
Due after one year through five years..........     9,048       9,202       6,337       5,755
Due after five years through ten years.........     7,882       7,980       7,329       6,195
Due after ten years............................    13,339      12,606      11,679      10,836
                                                  -------     -------     -------     -------
  Subtotal.....................................    31,292      30,817      26,338      23,752
RMBS, CMBS and ABS.............................    11,143      10,458      13,263      11,094
                                                  -------     -------     -------     -------
  Total fixed maturity securities..............   $42,435     $41,275     $39,601     $34,846
                                                  =======     =======     =======     =======



     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

  EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired. As described more fully in Note 1, effective April 1, 2009, the Company adopted new OTTI guidance that amends the methodology for determining for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how the amount of the OTTI loss that is charged to earnings is determined. There was no change in the OTTI methodology for equity securities.

     With respect to fixed maturity securities, the Company considers, amongst other impairment criteria, whether it has the intent to sell a particular impaired fixed maturity security. The Company's intent to sell a particular impaired fixed maturity security considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. In certain circumstances, the Company may determine that it does not intend to sell a particular security but that it is more likely than not that it will be required to sell that security before recovery of the decline in estimated fair value below amortized cost. In such instances, the fixed maturity security will be deemed other-than-temporarily impaired in the period during which it was determined more likely than not that the security will be required to be sold and an OTTI loss will be recorded in earnings. If the Company does not have the intent to sell (i.e., has not made the decision to sell) and it does not believe that it is more likely than not that it will be required to sell the security before recovery of its amortized cost, an impairment assessment is made, as described in Note 1. Prior to April 1, 2009, the Company's assessment of OTTI for fixed maturity securities was performed in the same manner as described below for equity securities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost. Decisions to sell equity securities are based on current conditions in relation to the same broad portfolio management considerations in a manner consistent with that described above for fixed maturity securities.

     With respect to perpetual hybrid securities, some of which are classified as fixed maturity securities and some of which are classified as equity securities, within non-redeemable preferred stock, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities with an unrealized loss, regardless of credit rating, have deferred any dividend payments.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows at:

                                                            YEARS ENDED DECEMBER 31,
                                                           -------------------------
                                                             2009      2008     2007
                                                           -------   -------   -----
                                                                 (IN MILLIONS)
Fixed maturity securities that were temporarily
  impaired...............................................  $(1,019)  $(4,755)  $(593)
Fixed maturity securities with noncredit OTTI losses in
  other comprehensive loss...............................     (141)       --      --
                                                           -------   -------   -----
  Total fixed maturity securities........................   (1,160)   (4,755)   (593)
Equity securities........................................      (35)     (199)    (40)
Derivatives..............................................       (4)       12     (16)
Short-term investments...................................      (10)     (100)     --
Other....................................................       (3)       (3)     --
                                                           -------   -------   -----
  Subtotal...............................................   (1,212)   (5,045)   (649)
                                                           -------   -------   -----
Amounts allocated from:
  DAC and VOBA on which noncredit OTTI losses have been
     recognized..........................................       12        --      --
  DAC and VOBA...........................................      151       916      93
                                                           -------   -------   -----
     Subtotal............................................      163       916      93
Deferred income tax benefit (expense) on which noncredit
  OTTI losses have been recognized.......................       46        --      --
Deferred income tax benefit (expense)....................      327     1,447     195
                                                           -------   -------   -----
Net unrealized investment gains (losses).................  $  (676)  $(2,682)  $(361)
                                                           =======   =======   =====



     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive loss, as presented above of $141 million, includes $36 million related to the transition adjustment, $165 million ($148 million, net of DAC) of noncredit losses recognized in the year ended December 31, 2009 and $60 million of subsequent increases in estimated fair value during the year ended December 31, 2009 on such securities for which a noncredit loss was previously recognized in accumulated other comprehensive loss.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The changes in net unrealized investment gains (losses) are as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                           -------------------------
                                                             2009      2008     2007
                                                           -------   -------   -----
                                                                 (IN MILLIONS)
Balance, beginning of period.............................  $(2,682)  $  (361)  $(314)
Cumulative effect of changes in accounting principle, net
  of income tax..........................................      (22)       --      --
Fixed maturity securities on which noncredit OTTI losses
  have been recognized...................................     (105)       --      --
Unrealized investment gains (losses) during the year.....    3,974    (4,396)    (98)
Unrealized investment gains (losses) relating to:
  DAC and VOBA on which noncredit OTTI losses have been
     recognized..........................................       10        --      --
  DAC and VOBA...........................................     (765)      823      27
  Deferred income tax benefit (expense) on which
     noncredit OTTI losses have been recognized..........       34        --      --
  Deferred income tax benefit (expense)..................   (1,120)    1,252      24
                                                           -------   -------   -----
Balance, end of period...................................  $  (676)  $(2,682)  $(361)
                                                           =======   =======   =====
Change in net unrealized investment gains (losses).......  $ 2,006   $(2,321)  $ (47)
                                                           =======   =======   =====



  CONTINUOUS GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below at December 31, 2009 include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive loss are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                  DECEMBER 31, 2009
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........     $2,164       $ 87       $ 4,314      $  554      $ 6,478      $  641
Foreign corporate securities.......        759         27         1,488         234        2,247         261
U.S. Treasury and agency
  securities.......................      5,265        271            26          10        5,291         281
RMBS...............................        703         12         1,910         472        2,613         484
CMBS...............................        334          3         1,054         231        1,388         234
ABS................................        125         11           821         185          946         196
State and political subdivision
  securities.......................        413         16           433         108          846         124
Foreign government securities......        132          4            25           5          157           9
                                        ------       ----       -------      ------      -------      ------
  Total fixed maturity securities..     $9,895       $431       $10,071      $1,799      $19,966      $2,230
                                        ======       ====       =======      ======      =======      ======
EQUITY SECURITIES:
Non-redeemable preferred stock.....     $   21       $  9       $   198      $   46      $   219      $   55
Common stock.......................          3          1             3          --            6           1
                                        ------       ----       -------      ------      -------      ------
  Total equity securities..........     $   24       $ 10       $   201      $   46      $   225      $   56
                                        ======       ====       =======      ======      =======      ======
Total number of securities in an
  unrealized loss position.........        708                    1,236
                                        ======                  =======




                                                                  DECEMBER 31, 2008
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........    $ 6,302      $1,001       $4,823      $1,334      $11,125      $2,335
Foreign corporate securities.......      2,684         517        1,530         619        4,214       1,136
U.S. Treasury and agency
  securities.......................         34          --           --          --           34          --
RMBS...............................      1,740         501          934         431        2,674         932
CMBS...............................      1,485         289          679         376        2,164         665
ABS................................        961         221          699         482        1,660         703
State and political subdivision
  securities.......................        348          91          220         134          568         225
Foreign government securities......        229          21           20          12          249          33
                                       -------      ------       ------      ------      -------      ------
  Total fixed maturity securities..    $13,783      $2,641       $8,905      $3,388      $22,688      $6,029
                                       =======      ======       ======      ======      =======      ======
EQUITY SECURITIES..................    $   124      $   59       $  191      $  142      $   315      $  201
                                       =======      ======       ======      ======      =======      ======
Total number of securities in an
  unrealized loss position.........      2,634                    1,340
                                       =======                   ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31, 2009, gross unrealized loss as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                              DECEMBER 31, 2009
                                      ----------------------------------------------------------------
                                        COST OR AMORTIZED     GROSS UNREALIZED
                                              COST                  LOSS          NUMBER OF SECURITIES
                                      --------------------   ------------------   --------------------
                                      LESS THAN     20% OR   LESS THAN   20% OR   LESS THAN     20% OR
                                         20%         MORE       20%       MORE       20%         MORE
                                      ---------     ------   ---------   ------   ---------     ------
                                                 (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months................   $ 8,310      $  790     $  173    $  199      609           74
Six months or greater but less than
  nine months.......................     1,084         132        114        37       33           24
Nine months or greater but less than
  twelve months.....................       694         362         74       102       30           29
Twelve months or greater............     8,478       2,346        737       794      867          260
                                       -------      ------     ------    ------
  Total.............................   $18,566      $3,630     $1,098    $1,132
                                       =======      ======     ======    ======
Percentage of cost or amortized
  cost..............................                                6%       31%
                                                               ======    ======
EQUITY SECURITIES:
Less than six months................   $     3      $    9     $   --    $    3        7            3
Six months or greater but less than
  nine months.......................        --          --         --        --       --           --
Nine months or greater but less than
  twelve months.....................        10          20          1         8        2            3
Twelve months or greater............       161          78         21        23       17            6
                                       -------      ------     ------    ------
  Total.............................   $   174      $  107     $   22    $   34
                                       =======      ======     ======    ======
Percentage of cost..................                               13%       32%
                                                               ======    ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                              DECEMBER 31, 2008
                                     -------------------------------------------------------------------
                                       COST OR AMORTIZED       GROSS UNREALIZED
                                              COST                   LOSS           NUMBER OF SECURITIES
                                     ---------------------   --------------------   --------------------
                                     LESS THAN      20% OR   LESS THAN     20% OR   LESS THAN     20% OR
                                        20%          MORE       20%         MORE       20%         MORE
                                     ---------     -------   ---------     ------   ---------     ------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months...............   $ 5,444      $ 9,799     $  392      $3,547     1,314        1,089
Six months or greater but less than
  nine months......................     2,737          542        213         271       349           54
Nine months or greater but less
  than twelve months...............     3,554          810        392         470       342           95
Twelve months or greater...........     5,639          192        614         130       642           28
                                      -------      -------     ------      ------
  Total............................   $17,374      $11,343     $1,611      $4,418
                                      =======      =======     ======      ======
Percentage of cost or amortized
  cost.............................                                 9%         39%
                                                               ======      ======
EQUITY SECURITIES:
Less than six months...............   $    23      $   298     $    3      $  130        13           50
Six months or greater but less than
  nine months......................        18           53          3          20         2            5
Nine months or greater but less
  than twelve months...............        --          102         --          43        --            9
Twelve months or greater...........        22           --          2          --         6           --
                                      -------      -------     ------      ------
  Total............................   $    63      $   453     $    8      $  193
                                      =======      =======     ======      ======
Percentage of cost.................                                13%         43%
                                                               ======      ======



     Equity securities with a gross unrealized loss of 20% or more for twelve months or greater increased from none at December 31, 2008 to $23 million at December 31, 2009. As shown in the section below "Evaluating Temporarily Impaired Available for Sale Securities," the $23 million of equity securities with a gross unrealized loss of 20% or more for twelve months or greater at December 31, 2009 were investment grade non-redeemable preferred stock, all of which were financial services industry investment grade non-redeemable preferred stock, of which 28% were rated A or better.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CONCENTRATION OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The Company's gross unrealized losses related to its fixed maturity and equity securities, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31, 2009, of $2.3 billion and $6.2 billion at December 31, 2009 and 2008, respectively, were concentrated, calculated as a percentage of gross unrealized loss and OTTI loss, by sector and industry as follows:

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2009   2008
                                                                     ----   ----
SECTOR:
  U.S. corporate securities........................................    28%    37%
  RMBS.............................................................    21     15
  U.S. Treasury and agency securities..............................    12     --
  Foreign corporate securities.....................................    11     18
  CMBS.............................................................    10     11
  ABS..............................................................     9     11
  State and political subdivision securities.......................     5      4
  Other............................................................     4      4
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===
INDUSTRY:
  Mortgage-backed..................................................    31%    26%
  Finance..........................................................    22     25
  U.S. Treasury and agency securities..............................    12     --
  Asset-backed.....................................................     9     11
  Consumer.........................................................     6     10
  State and political subdivision securities.......................     5      4
  Utility..........................................................     4      9
  Communications...................................................     3      7
  Industrial.......................................................     2      4
  Other............................................................     6      4
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

     The following table presents the Company's fixed maturity and equity securities with a gross unrealized loss of greater than $10 million, the number of securities, total gross unrealized loss and percentage of total gross unrealized loss at:

                                                                     DECEMBER 31,
                                                  -------------------------------------------------
                                                            2009                      2008
                                                  -----------------------   -----------------------
                                                     FIXED                     FIXED
                                                   MATURITY      EQUITY      MATURITY      EQUITY
                                                  SECURITIES   SECURITIES   SECURITIES   SECURITIES
                                                  ----------   ----------   ----------   ----------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Number of securities............................       33           --           103           6
Total gross unrealized loss.....................     $510         $ --        $1,758         $84
Percentage of total gross unrealized loss.......       23%          --%           29%         42%


     The fixed maturity and equity securities, each with a gross unrealized loss greater than $10 million, decreased $1,332 million during the year ended December 31, 2009. These securities were included in the Company's OTTI review process. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the cause of the decline in, or improvement in, gross unrealized losses for the year ended December 31, 2009 being primarily attributable to improving market conditions, including narrowing of credit spreads reflecting an improvement in liquidity and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling, and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

     In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities is given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration is given by the Company to a decline in market value and the likelihood such market value decline will recover.

     The following table presents certain information about the Company's equity securities available-for-sale with a gross unrealized loss of 20% or more at December 31, 2009:

                                                                      NON-REDEEMABLE PREFERRED STOCK
                                       --------------------------------------------------------------------------------------------
                                             ALL TYPES OF                                 INVESTMENT GRADE
                          ALL EQUITY        NON-REDEEMABLE       ------------------------------------------------------------------
                          SECURITIES       PREFERRED STOCK              ALL INDUSTRIES              FINANCIAL SERVICES INDUSTRY
                          ----------   -----------------------   ----------------------------   -----------------------------------
                             GROSS        GROSS      % OF ALL       GROSS         % OF ALL         GROSS                     % A
                          UNREALIZED   UNREALIZED     EQUITY     UNREALIZED    NON-REDEEMABLE   UNREALIZED    % OF ALL      RATED
                             LOSS         LOSS      SECURITIES      LOSS      PREFERRED STOCK      LOSS      INDUSTRIES   OR BETTER
                          ----------   ----------   ----------   ----------   ---------------   ----------   ----------   ---------
                                                                         (IN MILLIONS)
Less than six months....      $ 3          $ 1           33%         $ 1            100%            $ 1          100%         --%
Six months or greater
  but less than twelve
  months................        8            8          100%           8            100%              8          100%        100%
Twelve months or
  greater...............       23           23          100%          23            100%             23          100%         28%
                              ---          ---                       ---                            ---
All equity securities
  with a gross
  unrealized loss of 20%
  or more...............      $34          $32           94%         $32            100%            $32          100%         44%
                              ===          ===                       ===                            ===



     In connection with the equity securities impairment review process at December 31, 2009, the Company evaluated its holdings in non-redeemable preferred stock, particularly those of financial services companies. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred stock with a severe or an extended unrealized loss.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

The Company also considered whether any non-redeemable preferred stock with an unrealized loss, regardless of credit rating, have deferred any dividend payments. No such dividend payments were deferred.

     With respect to common stock holdings, the Company considered the duration and severity of the unrealized losses for securities in an unrealized loss position of 20% or more; and the duration of unrealized losses for securities in an unrealized loss position of 20% or less in an extended unrealized loss position (i.e., 12 months or greater).

     Future other-than-temporary impairments will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit rating, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals and any of the above factors deteriorate, additional other-than-temporary impairments may be incurred in upcoming quarters.

  NET INVESTMENT GAINS (LOSSES)

     As described more fully in Note 1, effective April 1, 2009, the Company adopted new guidance on the recognition and presentation of OTTI that amends the methodology to determine for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how OTTI losses that are charged to earnings are measured. There was no change in the methodology for identification and measurement of OTTI losses charged to earnings for impaired equity securities.

     The components of net investment gains (losses) are as follows:

                                                              YEARS ENDED DECEMBER
                                                                      31,
                                                            -----------------------
                                                              2009     2008    2007
                                                            -------   -----   -----
                                                                 (IN MILLIONS)
Total losses on fixed maturity securities:
Total OTTI losses recognized..............................  $  (552)  $(401)  $ (28)
Less: Noncredit portion of OTTI losses transferred to and
  recognized in other comprehensive loss..................      165      --      --
                                                            -------   -----   -----
  Net OTTI losses on fixed maturity securities recognized
     in earnings..........................................     (387)   (401)    (28)
  Fixed maturity securities -- net gains (losses) on sales
     and disposals........................................     (115)   (255)   (244)
                                                            -------   -----   -----
     Total losses on fixed maturity securities............     (502)   (656)   (272)
                                                            -------   -----   -----
Other net investment gains (losses):
  Equity securities.......................................     (119)    (60)     15
  Mortgage loans..........................................      (32)    (44)     (2)
  Real estate and real estate joint ventures..............      (61)     (1)      1
  Other limited partnership interests.....................      (72)     (9)    (19)
  Freestanding derivatives................................     (717)    558     189
  Embedded derivatives....................................     (314)    436     116
  Other...................................................      (49)    325    (170)
                                                            -------   -----   -----
     Total net investment gains (losses)..................  $(1,866)  $ 549   $(142)
                                                            =======   =====   =====



     See Note 8 for discussion of affiliated net investment gains (losses) included in embedded derivatives in the table above.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as follows:

                                 FIXED MATURITY SECURITIES       EQUITY SECURITIES                   TOTAL
                                --------------------------    -----------------------    ----------------------------
                                                               YEARS ENDED DECEMBER 31,
                                -------------------------------------------------------------------------------------
                                 2009      2008      2007      2009     2008     2007     2009       2008       2007
                                ------   -------   -------    -----     ----     ----    ------    -------    -------
                                                               (IN MILLIONS)
Proceeds......................  $8,766   $11,450   $14,693    $ 113     $ 76     $133    $8,879    $11,526    $14,826
                                ======   =======   =======    =====     ====     ====    ======    =======    =======
Gross investment gains........  $  180   $   126   $   120    $   6     $ 15     $ 26    $  186    $   141    $   146
                                ------   -------   -------    -----     ----     ----    ------    -------    -------
Gross investment losses.......    (295)     (381)     (364)     (28)     (25)      (9)     (323)      (406)      (373)
                                ------   -------   -------    -----     ----     ----    ------    -------    -------
Total OTTI losses recognized
  in earnings:
  Credit-related..............    (348)     (366)      (20)      --       --       --      (348)      (366)       (20)
  Other (1)...................     (39)      (35)       (8)     (97)     (50)      (2)     (136)       (85)       (10)
                                ------   -------   -------    -----     ----     ----    ------    -------    -------
  Total OTTI losses recognized
     in earnings..............    (387)     (401)      (28)     (97)     (50)      (2)     (484)      (451)       (30)
                                ------   -------   -------    -----     ----     ----    ------    -------    -------
Net investment gains
  (losses)....................  $ (502)  $  (656)  $  (272)   $(119)    $(60)    $ 15    $ (621)   $  (716)   $  (257)
                                ======   =======   =======    =====     ====     ====    ======    =======    =======



--------

   (1) Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in estimated fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions, or the Company's need to shift the portfolio to maintain its portfolio management objectives. Investment gains and losses on sales of securities are determined on a specific identification basis.

     Fixed maturity security OTTI losses recognized in earnings relates to the following sectors and industries:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                             2009     2008     2007
                                                             ----     ----     ----
                                                                  (IN MILLIONS)
U.S. and foreign corporate securities:
  Communications...........................................  $ 88     $ 21     $ --
  Finance..................................................    84      225        8
  Consumer.................................................    53       35       --
  Industrial...............................................    18       --        2
  Utility..................................................     6       --       --
  Other....................................................    --       40       17
                                                             ----     ----     ----
     Total U.S. and foreign corporate securities...........   249      321       27
  CMBS.....................................................    69       65       --
  ABS......................................................    45       15        1
  RMBS.....................................................    24       --       --
                                                             ----     ----     ----
     Total.................................................  $387     $401      $28
                                                             ====     ====     ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity security OTTI losses recognized in earnings relates to the following sectors and industries:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                             2009      2008      2007
                                                             ----      ----      ----
                                                                   (IN MILLIONS)
Sector:
  Non-redeemable preferred stock...........................   $92       $38      $ --
  Common stock.............................................     5        12         2
                                                              ---       ---      ----
  Total....................................................   $97       $50       $ 2
                                                              ===       ===      ====
Industry:
  Financial services industry:
     Perpetual hybrid securities...........................   $72       $ 9       $--
     Common and remaining non-redeemable preferred stock...     3        34        --
                                                              ---       ---      ----
       Total financial services industry...................    75        43        --
Other......................................................    22         7         2
                                                              ---       ---      ----
  Total....................................................   $97       $50       $ 2
                                                              ===       ===      ====



  CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE LOSS

     The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held by the Company at December 31, 2009 for which a portion of the OTTI loss was recognized in other comprehensive loss:

                                                            YEAR ENDED DECEMBER 31, 2009
                                                            ----------------------------
                                                                    (IN MILLIONS)
Balance, beginning of period..............................              $ --
Credit loss component of OTTI loss not reclassified to
  other comprehensive loss in the cumulative effect
  transition adjustment...................................                92
Additions:
  Initial impairments -- credit loss OTTI recognized on
     securities not previously impaired...................                97
  Additional impairments -- credit loss OTTI recognized on
     securities previously impaired.......................                43
Reductions:
  Due to sales (or maturities, pay downs or prepayments)
     during the period of securities previously credit
     loss OTTI impaired...................................               (18)
  Due to increases in cash flows -- accretion of previous
     credit loss OTTI.....................................                (1)
                                                                        ----
Balance, end of period....................................              $213
                                                                        ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                             2009     2008     2007
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
Fixed maturity securities.................................  $2,094   $2,455   $2,803
Equity securities.........................................      27       44       45
Trading securities........................................      97      (19)      --
Mortgage loans............................................     239      255      263
Policy loans..............................................      80       64       53
Real estate and real estate joint ventures................    (120)      11       81
Other limited partnership interests.......................      17      (69)     164
Cash, cash equivalents and short-term investments.........      16       67      104
International joint ventures..............................      (4)      (4)      (4)
Other.....................................................      (2)      (3)      11
                                                            ------   ------   ------
  Total investment income.................................   2,444    2,801    3,520
Less: Investment expenses.................................     109      307      627
                                                            ------   ------   ------
  Net investment income...................................  $2,335   $2,494   $2,893
                                                            ======   ======   ======



     Affiliated investment expenses, included in the table above, were $47 million, $32 million and $36 million for the years ended December 31, 2009, 2008 and 2007, respectively. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to its counterparties the cash collateral under its control, the amounts of which by aging category are presented below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Elements of the securities lending programs are presented below at:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2009     2008
                                                                  ------   ------
                                                                   (IN MILLIONS)
Securities on loan:
  Cost or amortized cost........................................  $6,173   $5,638
  Estimated fair value..........................................  $6,051   $6,346
Aging of cash collateral liability:
  Open (1)......................................................  $1,325   $1,222
  Less than thirty days.........................................   3,342    4,284
  Thirty days or greater but less than sixty days...............   1,323      901
  Sixty days or greater but less than ninety days...............      --       --
  Ninety days or greater........................................     234       --
                                                                  ------   ------
     Total cash collateral liability............................  $6,224   $6,407
                                                                  ======   ======
Security collateral on deposit from counterparties..............  $   --   $  153
                                                                  ======   ======
Reinvestment portfolio -- estimated fair value..................  $5,686   $4,988
                                                                  ======   ======



--------

   (1) Open -- meaning that the related loaned security could be returned to the Company on the next business day requiring the Company to immediately return the cash collateral.

     The estimated fair value of the securities related to the cash collateral on open at December 31, 2009 has increased to $1,291 million from $1,196 million at December 31, 2008. Of the $1,291 million of estimated fair value of the securities related to the cash collateral on open at December 31, 2009, $1,257 million were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan, related to the cash collateral aged less than thirty days to ninety days or greater, was primarily U.S. Treasury and agency securities, and very liquid RMBS. The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including RMBS, ABS, U.S. corporate and foreign corporate securities).

     Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

     The invested assets on deposit and invested assets pledged as collateral are presented in the table below. The amounts presented in the table below are at estimated fair value for cash and cash equivalents and fixed maturity and equity securities.

                                                                    DECEMBER 31,
                                                                   -------------
                                                                   2009    2008
                                                                   ----   ------
                                                                   (IN MILLIONS)
Invested assets on deposit:
  Regulatory agencies (1)........................................  $ 21   $   23
Invested assets pledged as collateral:
  Debt and funding agreements -- FHLB of Boston (2)..............   419    1,284
  Derivative transactions (3)....................................    18       66
                                                                   ----   ------
  Total invested assets on deposit and pledged as collateral.....  $458   $1,373
                                                                   ====   ======



--------

   (1) The Company had investment assets on deposit with regulatory agencies consisting primarily of fixed maturity and equity securities.

   (2) The Company has pledged fixed maturity securities in support of its debt and funding agreements with the Federal Home Loan Bank of Boston ("FHLB of Boston"). The nature of these Federal Home Loan Bank arrangements is described in Note 7.

   (3) Certain of the Company's invested assets are pledged as collateral for various derivative transactions as described in Note 3.

     See also the immediately preceding section "Securities Lending" for the amount of the Company's cash and invested assets received from and due back to counterparties pursuant to the securities lending program.

  TRADING SECURITIES

     The Company has trading securities portfolios to support investment strategies that involve the active and frequent purchase and sale of securities and asset and liability matching strategies for certain insurance products.

     At December 31, 2009 and 2008, trading securities at estimated fair value were $938 million and $232 million, respectively.

     Interest and dividends earned on trading securities, in addition to the net realized gains (losses) and changes in estimated fair value subsequent to purchase, recognized on the trading securities included within net investment income totaled $97 million and ($19) million for the years ended December 31, 2009 and 2008, respectively. Changes in estimated fair value subsequent to purchase of the trading securities included within net investment income were $90 million and ($21) million for the years ended December 31, 2009 and 2008, respectively. As the Company established its trading securities portfolios in 2008, there was no net investment income from such securities for the year ended December 31, 2007.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  MORTGAGE LOANS

     Mortgage loans are categorized as follows:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                   (IN MILLIONS)
Mortgage loans held-for-investment:
  Commercial mortgage loans.........................   $3,620     75.0%   $3,301     73.4%
  Agricultural mortgage loans.......................    1,204     25.0     1,185     26.4
  Consumer loans....................................        1       --         7      0.2
                                                       ------    -----    ------    -----
     Total mortgage loans held-for-investment.......    4,825    100.0%    4,493    100.0%
                                                                 =====              =====
  Less: Valuation allowances........................       77                 46
                                                       ------             ------
     Total mortgage loans, net......................   $4,748             $4,447
                                                       ======             ======



     See "-- Related Party Investment Transactions" for discussion of affiliated mortgage loans included in the table above.

     Mortgage Loans by Geographic Region and Property Type -- The Company diversifies its mortgage loans by both geographic region and property type to reduce risk of concentration. Mortgage loans are collateralized by properties primarily located in the United States. The carrying value of the Company's mortgage loans located in California, New York and Florida were 27%, 12% and 7% at December 31, 2009, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate. Commercial mortgage loans at December 31, 2009 and 2008 were $3,620 million and $3,301 million, respectively, or 75.0% and 73.4%, respectively, of total mortgage loans prior to valuation allowances. Net of valuation allowances, commercial

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


mortgage loans were $3,546 million and $3,257 million, respectively, at December 31, 2009 and 2008 and there was diversity across geographic regions and property types as shown below at:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                   (IN MILLIONS)
REGION:
South Atlantic......................................   $  909     25.6%   $  842     25.9%
Pacific.............................................      879     24.8       753     23.1
Middle Atlantic.....................................      678     19.1       516     15.8
New England.........................................      398     11.2       412     12.6
West South Central..................................      220      6.2       264      8.1
East North Central..................................      177      5.0       152      4.7
East South Central..................................      108      3.1       130      4.0
Mountain............................................       66      1.9        67      2.1
International.......................................       57      1.6        59      1.8
West North Central..................................       14      0.4        22      0.7
Other...............................................       40      1.1        40      1.2
                                                       ------    -----    ------    -----
  Total.............................................   $3,546    100.0%   $3,257    100.0%
                                                       ======    =====    ======    =====
PROPERTY TYPE:
Office..............................................   $1,406     39.6%   $1,188     36.5%
Retail..............................................      901     25.4       760     23.3
Apartments..........................................      521     14.7       553     17.0
Hotel...............................................      375     10.6       396     12.2
Industrial..........................................      127      3.6       151      4.6
Other...............................................      216      6.1       209      6.4
                                                       ------    -----    ------    -----
  Total.............................................   $3,546    100.0%   $3,257    100.0%
                                                       ======    =====    ======    =====



     Information regarding valuation allowances on mortgage loans held-for-investment is as follows:

                                                                YEARS ENDED DECEMBER
                                                                        31,
                                                              -----------------------
                                                              2009      2008     2007
                                                              ----      ----     ----
                                                                   (IN MILLIONS)
Balance, January 1,.........................................   $46      $  8      $ 6
Additions...................................................    36        75        7
Deductions..................................................    (5)      (37)      (5)
                                                               ---      ----      ---
Balance, December 31,.......................................   $77      $ 46      $ 8
                                                               ===      ====      ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Impaired mortgage loans held-for-investment consisted of the following:

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2009   2008
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)
Impaired loans with valuation allowances...........................   $24    $24
Impaired loans without valuation allowances........................    12      2
                                                                      ---    ---
  Subtotal.........................................................    36     26
Less: Valuation allowances on impaired loans.......................    24     24
                                                                      ---    ---
  Impaired loans, net..............................................   $12    $ 2
                                                                      ===    ===



     Information about impaired loans, restructured loans, loans 90 days or more past due and loans in foreclosure is as follows:

                                                                AS OF AND FOR THE
                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2009      2008      2007
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Impaired loans -- average investment during the period....   $32       $42       $21
Impaired loans -- interest income recognized -- accrual
  basis...................................................  $ --       $ 1       $ 3
Impaired loans -- interest income recognized -- cash
  basis...................................................   $ 2       $ 1       $ 1
Restructured loans -- amount..............................   $--      $ --      $ --
Restructured loans -- interest income recognized..........   $--       $--       $--
Loans 90 days or more past due, interest still
  accruing -- amortized cost..............................   $ 4       $--       $--
Loans 90 days or more past due, interest no longer
  accruing -- amortized cost..............................   $--       $--       $--
Loans in foreclosure -- amortized cost....................   $ 6       $ 1       $--


  REAL ESTATE HOLDINGS

     Real estate holdings by type consisted of the following:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Real estate.........................................    $ 88      19.8%    $ 86      14.1%
  Accumulated depreciation..........................     (17)     (3.8)     (16)     (2.6)
                                                        ----     -----     ----     -----
  Net real estate...................................      71      16.0       70      11.5
Real estate joint ventures and funds................     374      84.0      538      88.5
                                                        ----     -----     ----     -----
  Total real estate holdings........................    $445     100.0%    $608     100.0%
                                                        ====     =====     ====     =====



     Related depreciation expense on real estate was $3 million, $5 million and $8 million for the years ended December 31, 2009, 2008 and 2007, respectively. There was no depreciation expense related to discontinued operations for the years ended December 31, 2009, 2008 and 2007.

     The Company did not own real estate held-for-sale at December 31, 2009 or 2008. Impairments of real estate and real estate joint ventures were $61 million for the year ended December 31, 2009. There were no impairments of real estate and real estate joint ventures for the years ended December 31, 2008 and 2007. The carrying value of non-

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


income producing real estate was $1 million at December 31, 2009 and 2008. The Company did not own real estate acquired in satisfaction of debt at December 31, 2009 and 2008.

     The Company diversifies its real estate holdings by both geographic region and property type to reduce risk of concentration. The Company's real estate holdings are primarily located in the United States, and at December 31, 2009, 23%, 21%, 16% were located in California, New York and Georgia, respectively.

     Real estate holdings were categorized as follows:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Office..............................................    $127      28.6%    $252      41.5%
Real estate investment funds........................      96      21.6      138      22.7
Apartments..........................................      72      16.2      100      16.4
Land................................................      43       9.6       32       5.3
Industrial..........................................      25       5.6       --        --
Retail..............................................      16       3.6       17       2.8
Agriculture.........................................      11       2.5       14       2.3
Other...............................................      55      12.3       55       9.0
                                                        ----     -----     ----     -----
  Total real estate holdings........................    $445     100.0%    $608     100.0%
                                                        ====     =====     ====     =====



  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $1.2 billion at both December 31, 2009 and 2008. Included within other limited partnership interests were $335 million and $340 million at December 31, 2009 and 2008, respectively, of investments in hedge funds. Impairments of other limited partnership interests, principally cost method other limited partnership interests, were $66 million, $5 million and $2 million for the years ended December 31, 2009, 2008 and 2007, respectively.

  OTHER INVESTED ASSETS

     The following table presents the carrying value of the Company's other invested assets by type at:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Freestanding derivatives with positive fair values..   $1,470     98.1%   $2,258     98.3%
Joint venture investments...........................       26      1.8        31      1.3
Tax credit partnerships.............................        2      0.1         4      0.2
Other...............................................       --       --         4      0.2
                                                       ------    -----    ------    -----
  Total.............................................   $1,498    100.0%   $2,297    100.0%
                                                       ======    =====    ======    =====



     See Note 3 for information regarding the freestanding derivatives with positive estimated fair values. Joint venture investments are accounted for on the equity method and represent the Company's investment in insurance

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

underwriting joint ventures in China. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits, and are accounted for under the equity method or under the effective yield method.

  VARIABLE INTEREST ENTITIES

     The Company invests in certain entities that are VIEs, as a passive investor holding a limited partnership interest, or as a sponsor or debt holder. The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at December 31, 2009 and 2008:

                                                                   DECEMBER 31,
                                                 -----------------------------------------------
                                                          2009                     2008
                                                 ----------------------   ----------------------
                                                              MAXIMUM                  MAXIMUM
                                                 CARRYING     EXPOSURE    CARRYING     EXPOSURE
                                                  AMOUNT    TO LOSS (1)    AMOUNT    TO LOSS (1)
                                                 --------   -----------   --------   -----------
                                                                  (IN MILLIONS)
Other limited partnership interests............   $  838       $1,273      $  672       $1,060
Fixed maturity securities available-for-sale:
  Foreign corporate securities.................      304          304         152          152
  U.S. corporate securities....................      247          247         182          182
Real estate joint ventures.....................       32           39          41           41
                                                  ------       ------      ------       ------
  Total........................................   $1,421       $1,863      $1,047       $1,435
                                                  ======       ======      ======       ======



--------

   (1) The maximum exposure to loss relating to the real estate joint ventures and other limited partnership interests is equal to the carrying amounts plus any unfunded commitments. The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

     As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2009, 2008 and 2007.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2009 and 2008, the Company held $285 million and $1.6 billion, respectively, in the Metropolitan Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income from these investments was $2 million, $10 million and $25 million for the years ended December 31, 2009, 2008 and 2007, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Transfers of invested assets are done at estimated fair value with net investment gains (losses) recognized by the affiliate initiating the transfer. Invested assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                             2009     2008     2007
                                                             ----     ----     ----
                                                                  (IN MILLIONS)
Estimated fair value of invested assets transferred to
  affiliates...............................................  $717     $ 27     $628
Amortized cost of invested assets transferred to
  affiliates...............................................  $769     $ 23     $629
Net investment gains (losses) recognized on transfers to
  affiliates...............................................  $(52)    $  4     $ (1)
Estimated fair value of invested assets transferred from
  affiliates...............................................  $143     $230     $836


     During the year ended December 31, 2009, the Company loaned $200 million to wholly-owned real estate subsidiaries of an affiliate, MLIC, which is included in mortgage loans. Loans of $140 million bear interest at 7.26% and are due in quarterly principal and interest payments of $3 million through January 2020. Loans of $60 million bear interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. The loans to affiliates are secured by interests in the real estate subsidiaries, which own operating real estate with a value in excess of the loans.

3.  DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

See Note 4 for information about the fair value hierarchy for derivatives.

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS AND NON DERIVATIVE FINANCIAL INSTRUMENTS

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the notional amount, estimated

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held at:

                                                                              DECEMBER 31,
                                                      ------------------------------------------------------------
                                                                   2009                           2008
                                                      -----------------------------  -----------------------------
                                                                     ESTIMATED                      ESTIMATED
                                                                        FAIR                           FAIR
                                                                     VALUE (1)                      VALUE (1)
PRIMARY UNDERLYING                                    NOTIONAL  -------------------  NOTIONAL  -------------------
RISK EXPOSURE                INSTRUMENT TYPE           AMOUNT   ASSETS  LIABILITIES   AMOUNT   ASSETS  LIABILITIES
------------------  --------------------------------  --------  ------  -----------  --------  ------  -----------
                                                                              (IN MILLIONS)
Interest rate       Interest rate swaps.............   $ 5,261  $  534      $179      $ 7,074  $  736      $347
                    Interest rate floors............     7,986      78        34       12,071     494        --
                    Interest rate caps..............     4,003      15        --        3,513       1        --
                    Interest rate futures...........       835       2         1        1,064       4        11
Foreign currency    Foreign currency swaps..........     2,678     689        93        3,771     699       219
                    Foreign currency forwards.......        79       3        --           92      --         9
Credit              Swap spreadlocks................        --      --        --          208      --         8
                    Credit default swaps............       966      12        31          648      19         8
                    Credit forwards.................        90      --         3           --      --        --
Equity market       Equity futures..................        81       1        --          370      --         5
                    Equity options..................       775     112        --          813     248        --
                    Variance swaps..................     1,081      24         6        1,081      57        --
                                                       -------  ------      ----      -------  ------      ----
                      Total.........................   $23,835  $1,470      $347      $30,705  $2,258      $607
                                                       =======  ======      ====      =======  ======      ====



--------

   (1) The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2009:

                                                               REMAINING LIFE
                                   ---------------------------------------------------------------------
                                                 AFTER ONE YEAR   AFTER FIVE YEARS
                                   ONE YEAR OR    THROUGH FIVE       THROUGH TEN     AFTER TEN
                                       LESS           YEARS             YEARS          YEARS      TOTAL
                                   -----------   --------------   ----------------   ---------   -------
                                                               (IN MILLIONS)
Interest rate swaps..............     $  442         $ 2,612           $  933          $1,274    $ 5,261
Interest rate floors.............         --              --            7,986              --      7,986
Interest rate caps...............          3           4,000               --              --      4,003
Interest rate futures............        835              --               --              --        835
Foreign currency swaps...........        145           1,878              399             256      2,678
Foreign currency forwards........         79              --               --              --         79
Credit default swaps.............         --             928               38              --        966
Credit forwards..................         90              --               --              --         90
Equity futures...................         81              --               --              --         81
Equity options...................        121             577               77              --        775
Variance swaps...................         --             519              562              --      1,081
                                      ------         -------           ------          ------    -------
  Total..........................     $1,796         $10,514           $9,995          $1,530    $23,835
                                      ======         =======           ======          ======    =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value and non-qualifying hedging relationships.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table. The Company utilizes basis swaps in non-qualifying hedging relationships.

     Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps in the preceding table. The Company utilizes inflation swaps in non-qualifying hedging relationships.

     Implied volatility swaps are used by the Company primarily as economic hedges of interest rate risk associated with the Company's investments in mortgage-backed securities. In an implied volatility swap, the Company exchanges fixed payments for floating payments that are linked to certain market volatility measures. If implied volatility rises, the floating payments that the Company receives will increase, and if implied volatility falls, the floating payments that the Company receives will decrease. Implied volatility swaps are included in interest rate swaps in the preceding table. The Company utilizes implied volatility swaps in non-qualifying hedging relationships.

     The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

     The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and non-qualifying hedging relationships.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow, and non-qualifying hedging relationships.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

     Swap spreadlocks are used by the Company to hedge invested assets on an economic basis against the risk of changes in credit spreads. Swap spreadlocks are forward transactions between two parties whose underlying reference index is a forward starting interest rate swap where the Company agrees to pay a coupon based on a predetermined reference swap spread in exchange for receiving a coupon based on a floating rate. The Company has the option to cash settle with the counterparty in lieu of maintaining the swap after the effective date. The Company utilizes swap spreadlocks in non-qualifying hedging relationships.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or agency security. These credit default swaps are not designated as hedging instruments.

     The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

     In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. Equity index options are included in equity options in the preceding table. The Company utilizes equity index options in non-qualifying hedging relationships.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in variance swaps in the preceding table. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

  HEDGING

     The following table presents the notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                       DECEMBER 31,
                                            -----------------------------------------------------------------
                                                          2009                              2008
                                            -------------------------------   -------------------------------
                                                             ESTIMATED                         ESTIMATED
                                                               FAIR                              FAIR
                                                               VALUE                             VALUE
DERIVATIVES DESIGNATED AS HEDGING           NOTIONAL   --------------------   NOTIONAL   --------------------
INSTRUMENTS                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
------------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                      (IN MILLIONS)
Fair Value Hedges:
  Foreign currency swaps..................   $  850     $370        $15        $  707     $ 68        $133
  Interest rate swaps.....................      220       11          2           138       --          28
                                             ------     ----        ---        ------     ----        ----
     Subtotal.............................    1,070      381         17           845       68         161
                                             ------     ----        ---        ------     ----        ----
Cash Flow Hedges:
  Foreign currency swaps..................      166       15          7           486       91          --
  Credit forwards.........................       90       --          3            --       --          --
                                             ------     ----        ---        ------     ----        ----
     Subtotal.............................      256       15         10           486       91          --
                                             ------     ----        ---        ------     ----        ----
Total Qualifying Hedges...................   $1,326     $396        $27        $1,331     $159        $161
                                             ======     ====        ===        ======     ====        ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the notional amount and estimated fair value of derivatives that are not designated or do not qualify as hedging instruments by derivative type at:

                                                                   DECEMBER 31,
                                           ------------------------------------------------------------
                                                        2009                           2008
                                           -----------------------------  -----------------------------
                                                          ESTIMATED                      ESTIMATED
                                                             FAIR                           FAIR
                                                            VALUE                          VALUE
DERIVATIVES NOT DESIGNATED OR NOT          NOTIONAL  -------------------  NOTIONAL  -------------------
QUALIFYING AS HEDGING INSTRUMENTS           AMOUNT   ASSETS  LIABILITIES   AMOUNT   ASSETS  LIABILITIES
-----------------------------------------  --------  ------  -----------  --------  ------  -----------
                                                                   (IN MILLIONS)
Interest rate swaps......................   $ 5,041  $  523      $177      $ 6,936  $  736      $319
Interest rate floors.....................     7,986      78        34       12,071     494        --
Interest rate caps.......................     4,003      15        --        3,513       1        --
Interest rate futures....................       835       2         1        1,064       4        11
Foreign currency swaps...................     1,662     304        71        2,578     540        86
Foreign currency forwards................        79       3        --           92      --         9
Swap spreadlocks.........................        --      --        --          208      --         8
Credit default swaps.....................       966      12        31          648      19         8
Equity futures...........................        81       1        --          370      --         5
Equity options...........................       775     112        --          813     248        --
Variance swaps...........................     1,081      24         6        1,081      57        --
                                            -------  ------      ----      -------  ------      ----
Total non-designated or non-qualifying
  derivatives............................   $22,509  $1,074      $320      $29,374  $2,099      $446
                                            =======  ======      ====      =======  ======      ====



     The following table presents the settlement payments recorded in income for the:

                                                               YEARS ENDED DECEMBER 31,
                                                               ------------------------
                                                               2009      2008      2007
                                                               ----      ----      ----
                                                                     (IN MILLIONS)
Qualifying hedges:
  Net investment income...................................      $(1)      $(2)     $ --
  Interest credited to policyholder account balances......       40         6        (6)
Non-qualifying hedges:
  Net investment gains (losses)...........................       (8)       43        82
                                                                ---       ---      ----
  Total...................................................      $31       $47       $76
                                                                ===       ===      ====



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities to floating rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net investment gains (losses). The following table represents the amount of such net investment gains (losses) recognized for the years ended December 31, 2009, 2008 and 2007:

                                                                         NET INVESTMENT                        INEFFECTIVENESS
                                                                         GAINS (LOSSES)  NET INVESTMENT GAINS   RECOGNIZED IN
DERIVATIVES IN FAIR VALUE          HEDGED ITEMS IN FAIR VALUE              RECOGNIZED     (LOSSES) RECOGNIZED   NET INVESTMENT
HEDGING RELATIONSHIPS              HEDGING RELATIONSHIPS                FOR DERIVATIVES    FOR HEDGED ITEMS     GAINS (LOSSES)
---------------------------------  -----------------------------------  ---------------  --------------------  ---------------
                                                                                             (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps:               Fixed maturity securities..........        $  6               $  (6)              $ --
                                   Policyholder account balances (1)..          (8)                  4                 (4)
Foreign currency swaps:            Foreign-denominated
                                   policyholder account balances (2)..         111                (117)                (6)
                                                                              ----               -----               ----
  Total...............................................................        $109               $(119)              $(10)
                                                                              ====               =====               ====
FOR THE YEAR ENDED DECEMBER 31, 2008..................................        $(87)              $  86               $ (1)
                                                                              ====               =====               ====
FOR THE YEAR ENDED DECEMBER 31, 2007..................................        $ 18               $ (20)              $ (2)
                                                                              ====               =====               ====



--------

   (1) Fixed rate liabilities

   (2) Fixed rate or floating rate liabilities

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; and (ii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments.

     For the years ended December 31, 2009, 2008 and 2007, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2009, 2008 and 2007, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or within two months of that date. As of December 31, 2009, the maximum length of time over which the Company is hedging its exposure to variability in future cash flows for forecasted transactions does not exceed one year. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2008 and 2007.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                             2009      2008      2007
                                                             ----      ----      ----
                                                                   (IN MILLIONS)
Other comprehensive income (loss), balance at January 1,...  $ 20      $(13)     $ (9)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges......   (44)        9        39
Amounts reclassified to net investment gains (losses)......    23        24       (43)
                                                             ----      ----      ----
Other comprehensive income (loss), balance at December
  31,......................................................  $ (1)     $ 20      $(13)
                                                             ====      ====      ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2009, $4 million of deferred net losses on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings within the next 12 months.

     The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholders' equity for the years ended December 31, 2009, 2008 and 2007:

                                                                           AMOUNT AND LOCATION
                                                                            OF GAINS (LOSSES)
                                                                            RECLASSIFIED FROM
                                               AMOUNT OF GAINS       ACCUMULATED OTHER COMPREHENSIVE
                                              (LOSSES) DEFERRED     INCOME (LOSS) INTO INCOME (LOSS)
                                             IN ACCUMULATED OTHER   --------------------------------
DERIVATIVES IN CASH FLOW                     COMPREHENSIVE INCOME            NET INVESTMENT
HEDGING RELATIONSHIPS                       (LOSS) ON DERIVATIVES            GAINS (LOSSES)
------------------------------------------  ---------------------   --------------------------------
                                                                  (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
  Foreign currency swaps..................           $(58)                        $(36)
  Interest rate forwards..................             17                           13
  Credit forwards.........................             (3)                          --
                                                     ----                         ----
     Total................................           $(44)                        $(23)
                                                     ====                         ====
FOR THE YEAR ENDED DECEMBER 31, 2008:
  Foreign currency swaps..................           $  9                         $(24)
                                                     ----                         ----
     Total................................           $  9                         $(24)
                                                     ====                         ====
FOR THE YEAR ENDED DECEMBER 31, 2007:
  Foreign currency swaps..................           $ 39                         $ 43
                                                     ----                         ----
     Total................................           $ 39                         $ 43
                                                     ====                         ====



  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps, implied volatility swaps, caps and floors, and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options, interest rate futures and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) swap spreadlocks to economically hedge invested assets against the risk of changes in credit spreads; (vi) credit default swaps to synthetically create investments; (vii) interest rate forwards to buy and sell securities to economically hedge its exposure to interest rates; (viii) basis swaps to better match the cash flows of assets and related liabilities; (ix) inflation swaps to reduce risk generated from inflation-indexed liabilities; and (x) equity options to economically hedge certain invested assets against adverse changes in equity indices.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the amount and location of gains (losses) recognized in income for derivatives that are not designated or qualifying as hedging instruments:

                                                                   NET            NET
                                                               INVESTMENT     INVESTMENT
                                                             GAINS (LOSSES)   INCOME (1)
                                                             --------------   ----------
                                                                    (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps........................................       $(149)         $  --
Interest rate floors.......................................        (265)            --
Interest rate caps.........................................           4             --
Interest rate futures......................................         (37)            --
Equity futures.............................................         (71)            --
Foreign currency swaps.....................................          (3)            --
Foreign currency forwards..................................          (4)            --
Equity options.............................................        (121)            (1)
Variance swaps.............................................         (40)            --
Credit default swaps.......................................         (50)            --
                                                                  -----          -----
  Total....................................................       $(736)           $(1)
                                                                  =====          =====
FOR THE YEAR ENDED DECEMBER 31, 2008.......................       $ 514            $--
                                                                  =====          =====
FOR THE YEAR ENDED DECEMBER 31, 2007.......................       $ 112            $--
                                                                  =====          =====



--------

   (1) Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

  CREDIT DERIVATIVES

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $477 million and $277 million at December 31, 2009 and 2008, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2009, the Company would have received $8 million to terminate all of these contracts, and at December 31, 2008, the Company would have paid $3 million to terminate all of these contracts.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2009 and 2008:

                                                                          DECEMBER 31,
                                  --------------------------------------------------------------------------------------------
                                                       2009                                           2008
                                  ---------------------------------------------  ---------------------------------------------
                                                       MAXIMUM                                        MAXIMUM
                                     ESTIMATED         AMOUNT                       ESTIMATED        AMOUNT OF
                                        FAIR          OF FUTURE      WEIGHTED          FAIR           FUTURE        WEIGHTED
RATING AGENCY DESIGNATION OF      VALUE OF CREDIT  PAYMENTS UNDER     AVERAGE    VALUE OF CREDIT  PAYMENTS UNDER     AVERAGE
REFERENCED                            DEFAULT      CREDIT DEFAULT    YEARS TO        DEFAULT      CREDIT DEFAULT    YEARS TO
CREDIT OBLIGATIONS (1)                 SWAPS          SWAPS (2)    MATURITY (3)       SWAPS          SWAPS (2)    MATURITY (3)
--------------------------------  ---------------  --------------  ------------  ---------------  --------------  ------------
                                                                          (IN MILLIONS)
AAA/AA/A
Single name credit default swaps
  (corporate)...................        $ 1             $ 25            4.0           $  --            $ 25            5.0
Credit default swaps referencing
  indices.......................          7              437            3.5              (2)            222            4.0
                                        ---             ----                          -----            ----
Subtotal........................          8              462            3.5              (2)            247            4.1
                                        ---             ----                          -----            ----
BAA
Single name credit default swaps
  (corporate)...................         --                5            4.0              --              10            5.0
Credit default swaps referencing
  indices.......................         --               10            5.0              --              --             --
                                        ---             ----                          -----            ----
Subtotal........................         --               15            4.7              --              10            5.0
                                        ---             ----                          -----            ----
BA
Single name credit default swaps
  (corporate)...................         --               --             --              (1)             20            0.7
Credit default swaps referencing
  indices.......................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
Subtotal........................         --               --             --              (1)             20            0.7
                                        ---             ----                          -----            ----
B
Single name credit default swaps
  (corporate)...................         --               --             --              --              --             --
Credit default swaps referencing
  indices.......................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
Subtotal........................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
CAA AND LOWER
Single name credit default swaps
  (corporate)...................         --               --             --              --              --             --
Credit default swaps referencing
  indices.......................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
Subtotal........................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
IN OR NEAR DEFAULT
Single name credit default swaps
  (corporate)...................         --               --             --              --              --             --
Credit default swaps referencing
  indices.......................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
Subtotal........................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
Total...........................        $ 8             $477            3.5             $(3)           $277            3.9
                                        ===             ====                          =====            ====



--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service, S&P and Fitch Ratings. If no rating is available from a rating agency, then the MetLife rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

  CREDIT RISK ON FREESTANDING DERIVATIVES

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 4 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2009 and 2008, the Company was obligated to return cash collateral under its control of $945 million and $1,464 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2009 and 2008, the Company had also accepted collateral consisting of various securities with a fair market value of $88 million and $215 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but at December 31, 2009, none of the collateral had been sold or repledged.

     The Company's collateral arrangements for its over-the-counter derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

     The following table presents the estimated fair value of the Company's over-the-counter derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

        ESTIMATED                 ESTIMATED
    FAIR VALUE (1) OF           FAIR VALUE OF
   DERIVATIVES IN NET            COLLATERAL
   LIABILITY POSITION             PROVIDED                   FAIR VALUE OF INCREMENTAL COLLATERAL
    DECEMBER 31, 2009         DECEMBER 31, 2009                         PROVIDED UPON:
------------------------  ------------------------   ---------------------------------------------------
                                                                                    DOWNGRADE IN THE
                                                                                 COMPANY'S CREDIT RATING
                                                             ONE NOTCH          TO A LEVEL THAT TRIGGERS
                                                             DOWNGRADE               FULL OVERNIGHT
                                                              IN THE              COLLATERALIZATION OR
                                                             COMPANY'S                 TERMINATION
                               FIXED MATURITY                 CREDIT                OF THE DERIVATIVE
                               SECURITIES (2)                 RATING                    POSITION
                          ------------------------   ------------------------   ------------------------
                                              (IN MILLIONS)
           $42                      $ --                        $8                         $42

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) After taking into consideration the existence of netting agreements.

   (2) Included in fixed maturity securities in the consolidated balance sheets. The counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2009, the Company did not provide any cash collateral.

     Without considering the effect of netting agreements, the estimated fair value of the Company's over-the-counter derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2009 was $99 million. At December 31, 2009, the Company did not provide any securities collateral in connection with these derivatives. In the unlikely event that both: (i) the Company's credit rating is downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and
(ii) the Company's netting agreements are deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability position at December 31, 2009 would be $99 million. This amount does not consider gross derivative assets of $57 million for which the Company has the contractual right of offset.

     At December 31, 2008, the Company provided securities collateral for various arrangements in connection with derivative instruments of $7 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

     The Company also has exchange-traded futures, which require the pledging of collateral. At December 31, 2009, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2008, the Company pledged securities collateral for exchange-traded futures of $26 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2009 and 2008, the Company provided cash collateral for exchange-traded futures of $18 million and $33 million, respectively, which is included in premiums and other receivables.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated reinsurance contracts of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; and ceded reinsurance written on a funds withheld basis.

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                    DECEMBER 31,
                                                                   -------------
                                                                   2009    2008
                                                                   ----   ------
                                                                   (IN MILLIONS)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits..............................  $724   $2,062
  Call options in equity securities..............................    (5)     (36)
                                                                   ----   ------
     Net embedded derivatives within asset host contracts........  $719   $2,026
                                                                   ====   ======
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.............................  $290   $1,432
  Other..........................................................   (11)     (27)
                                                                   ----   ------
     Net embedded derivatives within liability host contracts....  $279   $1,405
                                                                   ====   ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents changes in estimated fair value related to embedded derivatives:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                               2009   2008   2007
                                                              -----   ----   ----
                                                                 (IN MILLIONS)
Net investment gains (losses) (1), (2)......................  $(314)  $436   $116


--------

   (1) Effective January 1, 2008, the valuation of the Company's guaranteed minimum benefits includes an adjustment for the Company's own credit. Included in net investment gains (losses) for the years ended December 31, 2009 and 2008 were gains (losses) of ($567) million and $738 million, respectively, in connection with this adjustment.

   (2) See Note 8 for discussion of affiliated net investment gains (losses) included in the table above.

4.  FAIR VALUE

     Effective January 1, 2008, the Company prospectively adopted the provisions of fair value measurement guidance. Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Amounts related to the Company's financial instruments are as follows:

                                                                                ESTIMATED
                                                          NOTIONAL   CARRYING      FAIR
DECEMBER 31, 2009                                          AMOUNT      VALUE      VALUE
--------------------------------------------------------  --------   --------   ---------
                                                                   (IN MILLIONS)
ASSETS
Fixed maturity securities...............................              $41,275    $41,275
Equity securities.......................................              $   459    $   459
Trading securities......................................              $   938    $   938
Mortgage loans..........................................              $ 4,748    $ 4,345
Policy loans............................................              $ 1,189    $ 1,243
Real estate joint ventures (1)..........................              $    64    $    62
Other limited partnership interests (1).................              $   128    $   151
Short-term investments..................................              $ 1,775    $ 1,775
Other invested assets (2)...............................   $16,580    $ 1,470    $ 1,470
Cash and cash equivalents...............................              $ 2,574    $ 2,574
Accrued investment income...............................              $   516    $   516
Premiums and other receivables (1)......................              $ 4,582    $ 4,032
Separate account assets.................................              $49,449    $49,449
Net embedded derivatives within asset host contracts
  (3)...................................................              $   724    $   724
LIABILITIES
Policyholder account balances (1).......................              $24,591    $24,233
Payables for collateral under securities loaned and
  other transactions....................................              $ 7,169    $ 7,169
Long-term debt -- affiliated............................              $   950    $ 1,003
Other liabilities: (1)
  Derivative liabilities................................   $ 7,255    $   347    $   347
  Other.................................................              $   188    $   188
Separate account liabilities (1)........................              $ 1,367    $ 1,367
Net embedded derivatives within liability host contracts
  (3)...................................................              $   279    $   279
COMMITMENTS (4)
Mortgage loan commitments...............................   $   131    $    --    $    (5)
Commitments to fund bank credit facilities and private
  corporate bond investments............................   $   445    $    --    $   (29)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                                ESTIMATED
                                                          NOTIONAL   CARRYING      FAIR
DECEMBER 31, 2008                                          AMOUNT      VALUE      VALUE
--------------------------------------------------------  --------   --------   ---------
                                                                   (IN MILLIONS)
ASSETS
Fixed maturity securities...............................              $34,846    $34,846
Equity securities.......................................              $   474    $   474
Trading securities......................................              $   232    $   232
Mortgage loans..........................................              $ 4,447    $ 4,252
Policy loans............................................              $ 1,192    $ 1,296
Real estate joint ventures (1)..........................              $    92    $   103
Other limited partnership interests (1).................              $   189    $   247
Short-term investments..................................              $ 3,127    $ 3,127
Other invested assets (2)...............................   $21,395    $ 2,258    $ 2,258
Cash and cash equivalents...............................              $ 5,656    $ 5,656
Accrued investment income...............................              $   487    $   487
Premiums and other receivables (1)......................              $ 3,171    $ 2,700
Separate account assets.................................              $35,892    $35,892
Net embedded derivatives within asset host contracts
  (3)...................................................              $ 2,062    $ 2,062
LIABILITIES
Policyholder account balances (1).......................              $26,316    $23,937
Payables for collateral under securities loaned and
  other transactions....................................              $ 7,871    $ 7,871
Short-term debt.........................................              $   300    $   300
Long-term debt -- affiliated............................              $   950    $   671
Other liabilities: (1)
  Derivative liabilities................................   $ 9,310    $   607    $   607
  Other.................................................              $   158    $   158
Separate account liabilities (1)........................              $ 1,181    $ 1,181
Net embedded derivatives within liability host contracts
  (3)...................................................              $ 1,405    $ 1,405
COMMITMENTS (4)
Mortgage loan commitments...............................   $   231    $    --    $   (15)
Commitments to fund bank credit facilities and private
  corporate bond investments............................   $   332    $    --    $  (101)


--------

   (1) Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

   (2) Other invested assets is comprised of freestanding derivatives with positive estimated fair values.

   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. At December 31, 2009 and 2008, equity securities also included embedded derivatives of ($5) million and ($36) million, respectively.

   (4) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities, Equity Securities and Trading Securities -- When available, the estimated fair value of the Company's fixed maturity, equity and trading securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are assumed to be consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

     Mortgage Loans -- The Company originates mortgage loans principally for investment purposes. These loans are primarily carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

     Policy Loans -- For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Real Estate Joint Ventures and Other Limited Partnership Interests -- Real estate joint ventures and other limited partnership interests included in the preceding tables consist of those investments accounted for using the cost method. The remaining carrying value recognized in the consolidated balance sheets represents investments in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


real estate or real estate joint ventures and other limited partnership interests accounted for using the equity method, which do not meet the definition of financial instruments for which fair value is required to be disclosed.

     The estimated fair values for other limited partnership interests and real estate joint ventures accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments -- Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required. Short-term investments that meet the definition of a security are recognized at estimated fair value in the consolidated balance sheets in the same manner described above for similar instruments that are classified within captions of other major investment classes.

     Other Invested Assets -- Other invested assets in the consolidated balance sheets are principally comprised of freestanding derivatives with positive estimated fair values, investments in tax credit partnerships and joint ventures. Investments in tax credit partnerships and joint venture investments, which are accounted for under the equity method or under the effective yield method, are not financial instruments subject to fair value disclosure. Accordingly, they have been excluded from the preceding table.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the section labeled "Derivatives" which follows.

     Cash and Cash Equivalents -- Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income -- Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums and Other Receivables -- Premiums and other receivables in the consolidated balance sheets are principally comprised of premiums due and unpaid for insurance contracts, amounts recoverable under reinsurance contracts, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions, amounts receivable for securities sold but not yet settled, fees and general operating receivables and embedded derivatives related to the ceded reinsurance of certain variable annuity guarantees.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance contracts, which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting, have been included in the preceding table with the estimated fair value determined as the present value of expected future cash flows under the related contracts discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

     Embedded derivatives recognized in connection with ceded reinsurance of certain variable annuity guarantees are included in this caption in the consolidated financial statements but excluded from this caption in the preceding table as they are separately presented. The estimated fair value of these embedded derivatives is described in the section labeled "Embedded Derivatives within Asset and Liability Host Contracts" which follows.

     Separate Account Assets -- Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets are based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, other limited partnership interests, short-term investments and cash and cash equivalents. The estimated fair value of mutual funds is based upon quoted prices or reported NAVs provided by the fund manager. Accounting guidance effective for December 31, 2009 clarified how investments that use NAV as a practical expedient for their fair value measurement are classified in the fair value hierarchy. As a result, the Company has included certain mutual funds in the amount of $48.9 billion in Level 2 of the fair value hierarchy which were previously included in Level 1. The estimated fair values of fixed maturity securities, equity securities, short-term investments and cash and cash equivalents held by separate accounts are determined on a basis consistent with the methodologies described herein for similar financial instruments held within the general account. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

     Policyholder Account Balances -- Policyholder account balances in the tables above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the consolidated financial statements but excluded from this caption in the tables above as they are separately presented therein. The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the consolidated balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities, and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread for the Company's own credit which is determined using publicly available information relating to the Company's debt, as well as its claims paying ability.

     Short-term and Affiliated Long-term Debt -- The estimated fair value for short-term debt approximates carrying value due to the short-term nature of these obligations. The estimated fair value of affiliated long-term debt is generally determined by discounting expected future cash flows using market rates currently available for debt with similar terms, remaining maturities and reflecting the credit risk of the Company including inputs, when available, from actively traded debt of other companies with similar types of borrowing arrangements.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in its own credit are necessary.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Other Liabilities -- Other liabilities in the consolidated balance sheets are principally comprised of freestanding derivatives with negative estimated fair values; taxes payable; obligations for employee-related benefits; interest due on the Company's debt obligations; amounts due for securities purchased but not yet settled; funds withheld under ceded reinsurance contracts and, when applicable, their associated embedded derivatives; and general operating accruals and payables.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- and embedded derivatives within asset and liability host contracts are described in the sections labeled "Derivatives" and "Embedded Derivatives within Asset and Liability Host Contracts" which follow.

     The remaining other amounts included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest payable; amounts due for securities purchased but not yet settled; and funds withheld under reinsurance contracts recognized using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the recognized carrying values.

     Separate Account Liabilities -- Separate account liabilities included in the table above represent those balances due to policyholders under contracts that are classified as investment contracts. The difference between the separate account liabilities reflected above and the amounts presented in the consolidated balance sheets represents those contracts classified as insurance contracts which do not satisfy the criteria of financial instruments for which estimated fair value is to be disclosed.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

     Separate account liabilities, whether related to investment or insurance contracts, are recognized in the consolidated balance sheets at an equivalent summary total of the separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized capital gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described above, the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

     Derivatives -- The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and are assumed to be consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread over the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     Embedded Derivatives within Asset and Liability Host Contracts -- Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded in the financial statements at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit guarantees. GMWB, GMAB and certain GMIB are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net investment gains (losses). These embedded derivatives are classified within policyholder account balances. The fair value for these guarantees are estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these guarantees includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's debt, as well as its claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraph to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIB guarantees that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company. Because the direct guarantee is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct guarantee.

     The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described above in "Fixed Maturity Securities, Equity Securities and Trading Securities" and "Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities with changes in estimated fair value recorded in net investment gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

     Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments -- The estimated fair values for mortgage loan commitments and commitments to fund bank credit facilities and private corporate bond investments reflected in the above table represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the original commitments.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The assets and liabilities measured at estimated fair value on a recurring basis are determined as described in the preceding section. These estimated fair values and their corresponding fair value hierarchy are summarized as follows:

                                                                 DECEMBER 31, 2009
                                          --------------------------------------------------------------
                                            FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                          ---------------------------------------------------
                                           QUOTED PRICES IN
                                          ACTIVE MARKETS FOR                      SIGNIFICANT    TOTAL
                                           IDENTICAL ASSETS   SIGNIFICANT OTHER  UNOBSERVABLE  ESTIMATED
                                            AND LIABILITIES   OBSERVABLE INPUTS     INPUTS        FAIR
                                               (LEVEL 1)          (LEVEL 2)        (LEVEL 3)     VALUE
                                          ------------------  -----------------  ------------  ---------
                                                                   (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.............        $   --             $13,793          $1,605      $15,398
  Foreign corporate securities..........            --               6,344             994        7,338
  U.S. Treasury and agency securities...         3,972               2,252              33        6,257
  RMBS..................................            --               5,827              25        5,852
  CMBS..................................            --               2,572              45        2,617
  ABS...................................            --               1,452             537        1,989
  State and political subdivision
     securities.........................            --               1,147              32        1,179
  Foreign government securities.........            --                 629              16          645
                                                ------             -------          ------      -------
     Total fixed maturity securities....         3,972              34,016           3,287       41,275
                                                ------             -------          ------      -------
Equity securities:
  Non-redeemable preferred stock........            --                  48             258          306
  Common stock..........................            72                  70              11          153
                                                ------             -------          ------      -------
     Total equity securities............            72                 118             269          459
                                                ------             -------          ------      -------
Trading securities......................           931                   7              --          938
Short-term investments (1)..............         1,057                 703               8        1,768
Derivative assets (2)...................             3               1,410              57        1,470
Net embedded derivatives within asset
  host contracts (3)....................            --                  --             724          724
Separate account assets (4).............            69              49,227             153       49,449
                                                ------             -------          ------      -------
  Total assets..........................        $6,104             $85,481          $4,498      $96,083
                                                ======             =======          ======      =======
LIABILITIES
Derivative liabilities (2)..............        $    1             $   336          $   10      $   347
Net embedded derivatives within
  liability host contracts (3)..........            --                  --             279          279
                                                ------             -------          ------      -------
  Total liabilities.....................        $    1             $   336          $  289      $   626
                                                ======             =======          ======      =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                 DECEMBER 31, 2008
                                          --------------------------------------------------------------
                                            FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                          ---------------------------------------------------
                                           QUOTED PRICES IN
                                          ACTIVE MARKETS FOR                      SIGNIFICANT    TOTAL
                                           IDENTICAL ASSETS   SIGNIFICANT OTHER  UNOBSERVABLE  ESTIMATED
                                            AND LIABILITIES   OBSERVABLE INPUTS     INPUTS        FAIR
                                               (LEVEL 1)          (LEVEL 2)        (LEVEL 3)     VALUE
                                          ------------------  -----------------  ------------  ---------
                                                                   (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.............        $    --            $11,830          $1,401      $13,231
  Foreign corporate securities..........             --              4,136             926        5,062
  U.S. Treasury and agency securities...          2,107              2,190              36        4,333
  RMBS..................................             --              7,031              62        7,093
  CMBS..................................             --              2,158             116        2,274
  ABS...................................             --              1,169             558        1,727
  State and political subdivision
     securities.........................             --                633              24          657
  Foreign government securities.........             --                459              10          469
                                                -------            -------          ------      -------
     Total fixed maturity securities....          2,107             29,606           3,133       34,846
                                                -------            -------          ------      -------
Equity securities:
  Non-redeemable preferred stock........             --                 38             318          356
  Common stock..........................             40                 70               8          118
                                                -------            -------          ------      -------
     Total equity securities............             40                108             326          474
                                                -------            -------          ------      -------
Trading securities......................            176                  6              50          232
Short-term investments (1)..............          1,171              1,952              --        3,123
Derivative assets (2)...................              4              1,928             326        2,258
Net embedded derivatives within asset
  host contracts (3)....................             --                 --           2,062        2,062
Separate account assets (4).............         35,567                166             159       35,892
                                                -------            -------          ------      -------
  Total assets..........................        $39,065            $33,766          $6,056      $78,887
                                                =======            =======          ======      =======
LIABILITIES
Derivative liabilities (2)..............        $    16            $   574          $   17      $   607
Net embedded derivatives within
  liability host contracts (3)..........             --                 --           1,405        1,405
                                                -------            -------          ------      -------
  Total liabilities.....................        $    16            $   574          $1,422      $ 2,012
                                                =======            =======          ======      =======



--------

   (1) Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value (e.g. time deposits, etc.).

   (2) Derivative assets are presented within other invested assets and derivative liabilities are presented within other liabilities. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the following tables.

   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. At December 31, 2009 and 2008, equity securities also included embedded derivatives of ($5) million and ($36) million, respectively.

   (4) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets and liabilities included within the three-level fair value hierarchy presented in the preceding table.

     Level 1 This category includes certain U.S. Treasury and agency fixed maturity securities; exchange-traded common stock; trading securities and certain short-term money market securities. As it relates to derivatives, this level includes exchange-traded equity and interest rate futures. Separate account assets classified within this level are similar in nature to those classified in this level for the general account.

     Level 2 This category includes fixed maturity and equity securities priced principally by independent pricing services using observable inputs. Fixed maturity securities classified as Level 2 include most U.S. Treasury and agency securities, as well as the majority of U.S. and foreign corporate securities, RMBS, CMBS, state and political subdivision securities, foreign government securities, and ABS. Equity securities classified as Level 2 securities consist principally of common stock and non-redeemable preferred stock where market quotes are available but are not considered actively traded. Short-term investments and trading securities included within Level 2 are of a similar nature to these fixed maturity and equity securities. As it relates to derivatives, this level includes all types of derivative instruments utilized by the Company with the exception of exchange-traded futures included within Level 1 and those derivative instruments with unobservable inputs as described in Level 3. Separate account assets classified within this level are generally similar to those classified within this level for the general account, with the exception of certain mutual funds without readily determinable fair values given prices are not published publicly.

     Level 3 This category includes fixed maturity securities priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. This level primarily consists of less liquid fixed maturity securities with very limited trading activity or where less price transparency exists around the inputs to the valuation methodologies including: U.S. and foreign corporate securities -- including below investment grade private placements; CMBS; and ABS -- including all of those supported by sub-prime mortgage loans. Equity securities classified as Level 3 securities consist principally of non-redeemable preferred stock and common stock of companies that are privately held or of companies for which there has been very limited trading activity or where less price transparency exists around the inputs to the valuation. Short-term investments and trading securities included within Level 3 are of a similar nature to these fixed maturity and equity securities. As it relates to derivatives, this category includes: swap spreadlocks with maturities which extend beyond observable periods; equity variance swaps with unobservable volatility inputs or that are priced via independent broker quotations; foreign currency swaps priced through independent broker quotations; interest rate swaps with maturities which extend beyond the observable portion of the yield curve; credit default swaps based upon baskets of credits having unobservable credit correlations; equity options with unobservable volatility inputs; implied volatility swaps with unobservable volatility inputs; credit forwards having unobservable repurchase rates and interest rate caps referencing unobservable yield curves and/or which include liquidity and volatility adjustments. Separate account assets classified within this level are generally similar to those classified within this level for the general account; however, they also include other limited partnership interests. Embedded derivatives classified within this level include embedded derivatives associated with certain variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for the years ended December 31, 2009 and 2008 is as follows:

                                        FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) (1)
                               --------------------------------------------------------------------------------------------
                                                                               TOTAL REALIZED/UNREALIZED
                                                                              GAINS (LOSSES) INCLUDED IN:
                                                                            ------------------------------     PURCHASES,
                                                                                                 OTHER           SALES,
                                    BALANCE,        IMPACT OF    BALANCE,                    COMPREHENSIVE   ISSUANCES AND
                               DECEMBER 31, 2007  ADOPTION (2)  JANUARY 1,  EARNINGS (3, 4)  INCOME (LOSS)  SETTLEMENTS (5)
                               -----------------  ------------  ----------  ---------------  -------------  ---------------
                                                                                     (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER
  31, 2009:
Fixed maturity securities:
  U.S. corporate securities..                                     $1,401         $(114)         $   192          $(172)
  Foreign corporate
     securities..............                                        926           (95)             334            (47)
  U.S. Treasury and agency
     securities..............                                         36            --               (1)            (2)
  RMBS.......................                                         62            (4)               5             (9)
  CMBS.......................                                        116           (42)              50             (7)
  ABS........................                                        558           (51)             171           (138)
  State and political
     subdivision securities..                                         24            --                6              2
  Foreign government
     securities..............                                         10            --                1             (1)
                                                                  ------         -----          -------          -----
     Total fixed maturity
       securities............                                     $3,133         $(306)         $   758          $(374)
                                                                  ======         =====          =======          =====
Equity securities:
  Non-redeemable preferred
     stock...................                                     $  318         $(101)         $   113          $ (66)
  Common stock...............                                          8            --               (1)             4
                                                                  ------         -----          -------          -----
     Total equity
       securities............                                     $  326         $(101)         $   112          $ (62)
                                                                  ======         =====          =======          =====
Trading securities...........                                     $   50         $  --          $    --          $ (50)
Short-term investments.......                                     $   --         $  --          $    --          $   8
Net derivatives (7)..........                                     $  309         $ (40)         $    (3)         $ (15)
Separate account assets (8)..                                     $  159         $  (7)         $    --          $   1
Net embedded derivatives
  (9)........................                                     $  657         $(328)         $    --          $ 116

FOR THE YEAR ENDED DECEMBER
  31, 2008:
Fixed maturity securities:
  U.S. corporate securities..        $1,645           $  --       $1,645         $(167)         $  (313)         $ 101
  Foreign corporate
     securities..............         1,355              --        1,355           (12)            (504)          (110)
  U.S. Treasury and agency
     securities..............            19              --           19            --               --             34
  RMBS.......................           323              --          323             2              (46)          (156)
  CMBS.......................           258              --          258           (66)             (76)            --
  ABS........................           925              --          925           (20)            (254)           (84)
  State and political
     subdivision securities..            44              --           44            (1)             (19)            --
  Foreign government
     securities..............            33              --           33             1               (2)           (17)
                                     ------           -----       ------         -----          -------          -----
     Total fixed maturity
       securities............        $4,602             $--       $4,602         $(263)         $(1,214)         $(232)
                                     ======           =====       ======         =====          =======          =====
Equity securities:
  Non-redeemable preferred
     stock...................        $  521             $--       $  521         $ (44)         $  (109)         $ (50)
  Common stock...............            35              --           35            (4)              (1)           (22)
                                     ------           -----       ------         -----          -------          -----
     Total equity
       securities............        $  556             $--       $  556         $ (48)         $  (110)         $ (72)
                                     ======           =====       ======         =====          =======          =====
Trading securities...........        $   --             $--       $   --         $  --          $    --          $  50
Net derivatives (7)..........        $  108             $--       $  108         $ 266          $    --          $ (65)
Separate account assets (8)..        $  183             $--       $  183         $ (22)         $    --          $  --
Net embedded derivatives
  (9)........................        $  125             $92       $  217         $ 366          $    --          $  74
                                  FAIR VALUE MEASUREMENTS
                                     USING SIGNIFICANT
                                UNOBSERVABLE INPUTS (LEVEL
                                          3) (1)
                               ----------------------------
                                 TRANSFER IN
                                 AND/OR OUT      BALANCE,
                               OF LEVEL 3 (6)  DECEMBER 31,
                               --------------  ------------
FOR THE YEAR ENDED DECEMBER
  31, 2009:
Fixed maturity securities:
  U.S. corporate securities..       $ 298         $1,605
  Foreign corporate
     securities..............        (124)           994
  U.S. Treasury and agency
     securities..............          --             33
  RMBS.......................         (29)            25
  CMBS.......................         (72)            45
  ABS........................          (3)           537
  State and political
     subdivision securities..          --             32
  Foreign government
     securities..............           6             16
                                    -----         ------
     Total fixed maturity
       securities............       $  76         $3,287
                                    =====         ======
Equity securities:
  Non-redeemable preferred
     stock...................       $  (6)        $  258
  Common stock...............          --             11
                                    -----         ------
     Total equity
       securities............       $  (6)        $  269
                                    =====         ======
Trading securities...........       $  --         $   --
Short-term investments.......       $  --         $    8
Net derivatives (7)..........       $(204)        $   47
Separate account assets (8)..       $  --         $  153
Net embedded derivatives
  (9)........................       $  --         $  445

FOR THE YEAR ENDED DECEMBER
  31, 2008:
Fixed maturity securities:
  U.S. corporate securities..       $ 135         $1,401
  Foreign corporate
     securities..............         197            926
  U.S. Treasury and agency
     securities..............         (17)            36
  RMBS.......................         (61)            62
  CMBS.......................          --            116
  ABS........................          (9)           558
  State and political
     subdivision securities..          --             24
  Foreign government
     securities..............          (5)            10
                                    -----         ------
     Total fixed maturity
       securities............       $ 240         $3,133
                                    =====         ======
Equity securities:
  Non-redeemable preferred
     stock...................       $  --         $  318
  Common stock...............          --              8
                                    -----         ------
     Total equity
       securities............       $  --         $  326
                                    =====         ======
Trading securities...........       $  --         $   50
Net derivatives (7)..........       $  --         $  309
Separate account assets (8)..       $  (2)        $  159
Net embedded derivatives
  (9)........................       $  --         $  657


--------

   (1) Amounts presented do not reflect any associated hedging activities. Actual earnings associated with Level 3, inclusive of hedging activities, could differ materially.

   (2) Impact of adoption of fair value measurement guidance represents the amount recognized in earnings as a change in estimate associated with Level 3 financial instruments held at January 1, 2008. Such amount was offset by a reduction to DAC of $30 million resulting in a net impact of $62 million. This net impact of

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       $62 million along with a $3 million reduction in the estimated fair value of Level 2 freestanding derivatives resulted in a total net impact of adoption of $59 million.

   (3) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains (losses). Impairments charged to earnings are included within net investment gains (losses) which are reported within the earnings caption of total gains (losses). Lapses associated with embedded derivatives are included with the earnings caption of total gains (losses).

   (4) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (5) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (6) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers in and/or out of Level 3 occurred at the beginning of the period. Items transferred in and out in the same period are excluded from the rollforward.

   (7) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

   (8) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities.

   (9) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

     The tables below summarize both realized and unrealized gains and losses for the years ended December 31, 2009 and 2008 due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                              TOTAL GAINS AND LOSSES
                                                     ----------------------------------------
                                                       CLASSIFICATION OF REALIZED/UNREALIZED
                                                                       GAINS
                                                           (LOSSES) INCLUDED IN EARNINGS
                                                     ----------------------------------------
                                                                          NET
                                                         NET           INVESTMENT
                                                     INVESTMENT          GAINS
                                                       INCOME           (LOSSES)        TOTAL
                                                     ----------      -------------      -----
                                                                     (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
  U.S. corporate securities........................       $ 3            $(117)         $(114)
  Foreign corporate securities.....................        (1)             (94)           (95)
  RMBS.............................................        --               (4)            (4)
  CMBS.............................................         1              (43)           (42)
  ABS..............................................        --              (51)           (51)
                                                        -----            -----          -----
     Total fixed maturity securities...............       $ 3            $(309)         $(306)
                                                        =====            =====          =====
Equity securities:
  Non-redeemable preferred stock...................     $  --            $(101)         $(101)
                                                        -----            -----          -----
     Total equity securities.......................       $--            $(101)         $(101)
                                                        =====            =====          =====
Net derivatives....................................       $--            $ (40)         $ (40)
Net embedded derivatives...........................       $--            $(328)         $(328)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                              TOTAL GAINS AND LOSSES
                                                     ----------------------------------------
                                                       CLASSIFICATION OF REALIZED/UNREALIZED
                                                                       GAINS
                                                           (LOSSES) INCLUDED IN EARNINGS
                                                     ----------------------------------------
                                                                          NET
                                                         NET           INVESTMENT
                                                     INVESTMENT          GAINS
                                                       INCOME           (LOSSES)        TOTAL
                                                     ----------      -------------      -----
                                                                     (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities:
  U.S. corporate securities........................       $ 5            $(172)         $(167)
  Foreign corporate securities.....................        (3)              (9)           (12)
  RMBS.............................................        --                2              2
  CMBS.............................................         4              (70)           (66)
  ABS..............................................        --              (20)           (20)
  State and political subdivision securities.......        (1)              --             (1)
  Foreign government securities....................         1               --              1
                                                        -----            -----          -----
     Total fixed maturity securities...............       $ 6            $(269)         $(263)
                                                        =====            =====          =====
Equity securities:
  Non-redeemable preferred stock...................     $  --            $ (44)         $ (44)
  Common stock.....................................        --               (4)            (4)
                                                        -----            -----          -----
     Total equity securities.......................       $--            $ (48)         $ (48)
                                                        =====            =====          =====
Net derivatives....................................       $--            $ 266          $ 266
Net embedded derivatives...........................       $--            $ 366          $ 366

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The tables below summarize the portion of unrealized gains and losses recorded in earnings for the years ended December 31, 2009 and 2008 for Level 3 assets and liabilities that were still held at December 31, 2009 and 2008, respectively.

                                                       CHANGES IN UNREALIZED GAINS (LOSSES)
                                                      RELATING TO ASSETS AND LIABILITIES HELD
                                                                        AT
                                                                 DECEMBER 31, 2009
                                                     ----------------------------------------
                                                                          NET
                                                         NET           INVESTMENT
                                                     INVESTMENT          GAINS
                                                       INCOME           (LOSSES)        TOTAL
                                                     ----------      -------------      -----
                                                                     (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
  U.S. corporate securities........................     $  6             $(105)         $ (99)
  Foreign corporate securities.....................       (1)              (43)           (44)
  CMBS.............................................        1               (56)           (55)
  ABS..............................................       --               (21)           (21)
                                                        ----             -----          -----
     Total fixed maturity securities...............      $ 6             $(225)         $(219)
                                                        ====             =====          =====
Equity securities:
  Non-redeemable preferred stock...................     $ --             $ (38)         $ (38)
                                                        ----             -----          -----
     Total equity securities.......................      $--             $ (38)         $ (38)
                                                        ====             =====          =====
Net derivatives....................................      $--             $ (33)         $ (33)
Net embedded derivatives...........................      $--             $(332)         $(332)



                                                       CHANGES IN UNREALIZED GAINS (LOSSES)
                                                        RELATING TO ASSETS AND LIABILITIES
                                                                     HELD AT
                                                                DECEMBER 31, 2008
                                                      -------------------------------------
                                                                          NET
                                                          NET         INVESTMENT
                                                      INVESTMENT         GAINS
                                                        INCOME         (LOSSES)       TOTAL
                                                      ----------      ----------      -----
                                                                  (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities:
  U.S. corporate securities.........................       $ 4          $ (139)       $(135)
  Foreign corporate securities......................        (3)             (6)          (9)
  CMBS..............................................         4             (69)         (65)
  ABS...............................................        --             (16)         (16)
  Foreign government securities.....................         1              --            1
                                                         -----          ------        -----
     Total fixed maturity securities................       $ 6           $(230)       $(224)
                                                         =====          ======        =====
Equity securities:
  Non-redeemable preferred stock....................       $--           $ (29)       $ (29)
                                                         -----          ------        -----
     Total equity securities........................     $  --           $ (29)       $ (29)
                                                         =====          ======        =====
Net derivatives.....................................       $--           $ 233        $ 233
Net embedded derivatives............................       $--           $ 353        $ 353

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NON-RECURRING FAIR VALUE MEASUREMENTS

     Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables above. The amounts below relate to certain investments measured at estimated fair value during the period and still held as of the reporting dates.

                                                       FOR THE YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------
                                                2009                                      2008
                              ---------------------------------------   ---------------------------------------
                                                ESTIMATED                                 ESTIMATED
                                 CARRYING          FAIR                    CARRYING          FAIR
                              VALUE PRIOR TO   VALUE AFTER     GAINS    VALUE PRIOR TO   VALUE AFTER     GAINS
                                IMPAIRMENT      IMPAIRMENT   (LOSSES)     IMPAIRMENT      IMPAIRMENT   (LOSSES)
                              --------------   -----------   --------   --------------   -----------   --------
                                                                (IN MILLIONS)
Mortgage loans (1)..........       $ --            $ --        $ --           $24            $ --        $(24)
Other limited partnership
  interests (2).............       $110             $44        $(66)          $11             $ 6        $ (5)
Real estate joint ventures
  (3).......................       $ 90             $48        $(42)         $ --             $--        $ --


--------

   (1) Mortgage Loans -- The impaired mortgage loans presented above were written down to their estimated fair values at the date the impairments were recognized. Estimated fair values for impaired mortgage loans are based on observable market prices or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, on the estimated fair value of the underlying collateral, or the present value of the expected future cash flows. Impairments to estimated fair value represent non-recurring fair value measurements that have been categorized as Level 3 due to the lack of price transparency inherent in the limited markets for such mortgage loans.

   (2) Other Limited Partnership Interests -- The impaired investments presented above were accounted for using the cost basis. Impairments on these cost basis investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several private equity and debt funds that typically invest primarily in a diversified pool of investments across certain investment strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; below investment grade debt and mezzanine debt funds. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds, and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. Unfunded commitments for these investments were $32 million as of December 31, 2009.

   (3) Real Estate Joint Ventures -- The impaired investments presented above were accounted for using the cost basis. Impairments on these cost basis investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several real estate funds that typically invest primarily in commercial real estate. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds, and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. Unfunded commitments for these investments were $40 million as of December 31, 2009.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                              DAC     VOBA     TOTAL
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
Balance at January 1, 2007................................  $1,991   $3,120   $5,111
  Effect of adoption of new accounting principle..........      (7)    (125)    (132)
  Capitalizations.........................................     682       --      682
                                                            ------   ------   ------
     Subtotal.............................................   2,666    2,995    5,661
                                                            ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)........................      44      (16)      28
     Other expenses.......................................     388      324      712
                                                            ------   ------   ------
       Total amortization.................................     432      308      740
                                                            ------   ------   ------
  Less: Unrealized investment gains (losses)..............     (18)      (9)     (27)
                                                            ------   ------   ------
Balance at December 31, 2007..............................   2,252    2,696    4,948
  Capitalizations.........................................     835       --      835
                                                            ------   ------   ------
     Subtotal.............................................   3,087    2,696    5,783
                                                            ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)........................     190       35      225
     Other expenses.......................................     504      434      938
                                                            ------   ------   ------
       Total amortization.................................     694      469    1,163
                                                            ------   ------   ------
  Less: Unrealized investment gains (losses)..............    (389)    (434)    (823)
  Less: Other.............................................       3       --        3
                                                            ------   ------   ------
Balance at December 31, 2008..............................   2,779    2,661    5,440
  Capitalizations.........................................     851       --      851
                                                            ------   ------   ------
     Subtotal.............................................   3,630    2,661    6,291
                                                            ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)........................    (225)     (86)    (311)
     Other expenses.......................................     408      197      605
                                                            ------   ------   ------
       Total amortization.................................     183      111      294
                                                            ------   ------   ------
  Less: Unrealized investment gains (losses)..............     322      433      755
  Less: Other.............................................      (2)      --       (2)
                                                            ------   ------   ------
Balance at December 31, 2009..............................  $3,127   $2,117   $5,244
                                                            ======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $319 million in 2010, $282 million in 2011, $244 million in 2012, $200 million in 2013, and $163 million in 2014.

     Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding DAC and VOBA by segment and reporting unit is as follows:

                                               DAC               VOBA             TOTAL
                                         ---------------   ---------------   ---------------
                                                             DECEMBER 31,
                                         ---------------------------------------------------
                                          2009     2008     2009     2008     2009     2008
                                         ------   ------   ------   ------   ------   ------
                                                            (IN MILLIONS)
Retirement Products....................  $1,785   $1,416   $1,275   $1,755   $3,060   $3,171
Corporate Benefit Funding..............       6        5        1        3        7        8
Insurance Products.....................   1,292    1,351      841      903    2,133    2,254
Corporate & Other......................      44        7       --       --       44        7
                                         ------   ------   ------   ------   ------   ------
  Total................................  $3,127   $2,779   $2,117   $2,661   $5,244   $5,440
                                         ======   ======   ======   ======   ======   ======



6.  GOODWILL

     Goodwill is the excess of cost over the estimated fair value of net assets acquired. Information regarding goodwill by segment and reporting unit is as follows:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2009   2008
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Retirement Products...............................................  $219   $219
Corporate Benefit Funding.........................................   307    307
Insurance Products:
  Non-medical health..............................................     5      5
  Individual life.................................................    17     17
                                                                    ----   ----
     Total Insurance Products.....................................    22     22
Corporate & Other.................................................   405    405
                                                                    ----   ----
Total.............................................................  $953   $953
                                                                    ====   ====



     As described in more detail in Note 1, the Company performed its annual goodwill impairment tests during the third quarter of 2009 based upon data at June 30, 2009 that indicated that goodwill was not impaired. During the fourth quarter of 2009, the Company realigned its reportable segments. See Notes 1 and
14. The 2009 annual goodwill impairment tests were based on the segment structure in existence prior to such realignment. The realignment did not significantly change the reporting units for goodwill impairment testing purposes and management concluded that no additional tests were required at December 31, 2009.

     Previously, due to economic conditions, the sustained low level of equity markets, declining market capitalizations in the insurance industry and lower operating earnings projections, particularly in individual annuity and variable & universal life reporting units, management performed an interim goodwill impairment test at December 31, 2008 and again, for certain reporting units most affected by the current economic environment at March 31, 2009. Based upon the tests performed, management concluded no impairment of goodwill had occurred for any of the Company's reporting units at March 31, 2009 and December 31, 2008.

     Management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Continued deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are as follows:

                                                                                   OTHER
                                        FUTURE POLICY        POLICYHOLDER       POLICYHOLDER
                                           BENEFITS        ACCOUNT BALANCES        FUNDS
                                      -----------------   -----------------   ---------------
                                                            DECEMBER 31,
                                      -------------------------------------------------------
                                        2009      2008      2009      2008     2009     2008
                                      -------   -------   -------   -------   ------   ------
                                                           (IN MILLIONS)
Retirement Products.................  $ 1,435   $ 1,215   $21,059   $18,905   $   19   $   30
Corporate Benefit Funding...........   12,697    12,043     9,393    12,553        5        5
Insurance Products..................    2,391     2,123     6,052     5,531    1,997    1,848
Corporate & Other...................    5,098     4,832       938       186      276      202
                                      -------   -------   -------   -------   ------   ------
  Total.............................  $21,621   $20,213   $37,442   $37,175   $2,297   $2,085
                                      =======   =======   =======   =======   ======   ======



     See Note 8 for discussion of affiliated reinsurance liabilities included in the table above.

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding the VODA and VOCRA, which are reported in other assets, is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2009      2008      2007
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $224      $232      $237
Amortization..............................................    (9)       (8)       (5)
                                                            ----      ----      ----
Balance at December 31,...................................  $215      $224      $232
                                                            ====      ====      ====



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $11 million in 2010, $13 million in 2011, $15 million in 2012, $16 million in 2013 and $17 million in 2014.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2009      2008      2007
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $422      $403      $330
Capitalization............................................   124       111       124
Amortization..............................................   (53)      (92)      (51)
                                                            ----      ----      ----
Balance at December 31,...................................  $493      $422      $403
                                                            ====      ====      ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $49.4 billion and $35.9 billion at December 31, 2009 and 2008, respectively, for which the policyholder assumes all investment risk.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $804 million, $893 million and $947 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     For the years ended December 31, 2009, 2008 and 2007, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. Dollars or foreign currencies, to an SPE that has issued debt securities for which payment of interest and principal is secured by such funding agreements. During the year ended December 31, 2009, there were no new issuances of funding agreements under this program and the Company repaid $1.3 billion of such funding agreements. During the years ended December 31, 2008 and 2007, the Company issued $54 million and $653 million, respectively, and repaid $678 million and $616 million, respectively, of such funding agreements. At December 31, 2009 and 2008, funding agreements outstanding, which are included in policyholder account balances, were $3.1 billion and $4.2 billion, respectively. During the years ended December 31, 2009, 2008 and 2007, interest credited on the funding agreements, which are included in interest credited to policyholder account balances, was $109 million, $189 million and $230 million, respectively.

     MICC is a member of the FHLB of Boston and holds $70 million of common stock of the FHLB of Boston at both December 31, 2009 and 2008, which is included in equity securities. MICC has also entered into funding agreements with the FHLB of Boston whereby MICC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including RMBS, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MICC, the FHLB of Boston's recovery on the collateral is limited to the amount of MICC's liability to the FHLB of Boston. The amount of MICC's liability for funding agreements with the FHLB of Boston was $326 million and $526 million at December 31, 2009 and 2008, respectively, which is included in policyholder account balances. In addition, at December 31, 2008, MICC had advances of $300 million from the FHLB of Boston with original maturities of less than one year and therefore, such advances are included in short-term debt. There were no such advances at December 31, 2009. These advances and the advances on these funding agreements are collateralized by mortgage-backed securities with estimated fair values of $419 million and $1,284 million at December 31, 2009 and 2008, respectively. During the years ended December 31, 2009, 2008 and 2007, interest credited on the funding agreements, which are included in interest credited to policyholder account balances, was $6 million, $15 million and $34 million, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy holder funds, is as follows:

                                                           YEARS ENDED DECEMBER
                                                                   31,
                                                          ---------------------
                                                           2009    2008    2007
                                                          -----   -----   -----
                                                              (IN MILLIONS)
Balance at January 1,...................................  $ 691   $ 612   $ 551
  Less: Reinsurance recoverables........................   (589)   (463)   (403)
                                                          -----   -----   -----
Net balance at January 1,...............................    102     149     148
                                                          -----   -----   -----

Incurred related to:
  Current year..........................................     26       8      32
  Prior years...........................................    (17)    (29)     (5)
                                                          -----   -----   -----
                                                              9     (21)     27
                                                          -----   -----   -----
Paid related to:
  Current year..........................................     (1)     (2)     (2)
  Prior years...........................................    (11)    (24)    (24)
                                                          -----   -----   -----
                                                            (12)    (26)    (26)
                                                          -----   -----   -----
Net balance at December 31,.............................     99     102     149
  Add: Reinsurance recoverables.........................    706     589     463
                                                          -----   -----   -----
Balance at December 31,.................................  $ 805   $ 691   $ 612
                                                          =====   =====   =====



     During 2009, 2008 and 2007, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased by $17 million, $29 million and $5 million for the years ended December 31, 2009, 2008 and 2007, respectively. In all years presented, the change was due to differences between the actual benefit periods and expected benefit periods for disability contracts. In addition, 2008 and 2007 includes the change between the actual benefit period and expected benefit period for LTC contracts. See Note 8 for information on the reinsurance of LTC business.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                                    DECEMBER 31,
                                          ---------------------------------------------------------------
                                                       2009                             2008
                                          ------------------------------   ------------------------------
                                              IN THE             AT            IN THE             AT
                                          EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                          --------------   -------------   --------------   -------------
                                                                   (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value..................     $  15,705             N/A        $   9,721             N/A
Net amount at risk (2)..................     $   1,018 (3)         N/A        $   2,813 (3)         N/A
Average attained age of
  contractholders.......................      62 years             N/A         62 years             N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value..................     $  35,687       $  22,157        $  27,572       $  13,217
Net amount at risk (2)..................     $   5,093 (3)   $   4,158 (4)    $   9,876 (3)   $   6,323 (4)
Average attained age of
  contractholders.......................      60 years        61 years         58 years        61 years



                                                                     DECEMBER 31,
                                                              -------------------------
                                                                 2009           2008
                                                              ----------     ----------
                                                               SECONDARY      SECONDARY
                                                              GUARANTEES     GUARANTEES
                                                              ----------     ----------
                                                                    (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate account)...............    $   3,805      $   2,917
Net amount at risk (2).....................................    $  58,134 (3)  $  43,237 (3)
Average attained age of policyholders......................     58 years       58 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                           UNIVERSAL AND
                                                                           VARIABLE LIFE
                                                                             CONTRACTS
                                                                           -------------
                                                   ANNUITY CONTRACTS
                                              --------------------------
                                              GUARANTEED     GUARANTEED
                                                 DEATH     ANNUITIZATION     SECONDARY
                                               BENEFITS       BENEFITS       GUARANTEES    TOTAL
                                              ----------   -------------   -------------   -----
                                                                 (IN MILLIONS)
DIRECT:
  Balance at January 1, 2007................     $ 24           $ 17            $ 31        $ 72
     Incurred guaranteed benefits...........       16             28              34          78
     Paid guaranteed benefits...............      (10)            --              --         (10)
                                                 ----           ----            ----        ----
  Balance at December 31, 2007..............       30             45              65         140
     Incurred guaranteed benefits...........      118            176              43         337
     Paid guaranteed benefits...............      (50)            --              --         (50)
                                                 ----           ----            ----        ----
  Balance at December 31, 2008..............       98            221             108         427
     Incurred guaranteed benefits...........       48             (6)            187         229
     Paid guaranteed benefits...............      (89)            --              --         (89)
                                                 ----           ----            ----        ----
  Balance at December 31, 2009..............     $ 57           $215            $295        $567
                                                 ====           ====            ====        ====
CEDED:
  Balance at January 1, 2007................     $ 24           $ 17            $ --        $ 41
     Incurred guaranteed benefits...........       10             --              --          10
     Paid guaranteed benefits...............       (6)            --              --          (6)
                                                 ----           ----            ----        ----
  Balance at December 31, 2007..............       28             17              --          45
     Incurred guaranteed benefits...........       94             55              --         149
     Paid guaranteed benefits...............      (36)            --              --         (36)
                                                 ----           ----            ----        ----
  Balance at December 31, 2008..............       86             72              --         158
     Incurred guaranteed benefits...........       38              2             142         182
     Paid guaranteed benefits...............      (68)            --              --         (68)
                                                 ----           ----            ----        ----
  Balance at December 31, 2009..............     $ 56           $ 74            $142        $272
                                                 ====           ====            ====        ====
NET:
  Balance at January 1, 2007................     $ --           $ --            $ 31        $ 31
     Incurred guaranteed benefits...........        6             28              34          68
     Paid guaranteed benefits...............       (4)            --              --          (4)
                                                 ----           ----            ----        ----
  Balance at December 31, 2007..............        2             28              65          95
     Incurred guaranteed benefits...........       24            121              43         188
     Paid guaranteed benefits...............      (14)            --              --         (14)
                                                 ----           ----            ----        ----
  Balance at December 31, 2008..............       12            149             108         269
     Incurred guaranteed benefits...........       10             (8)             45          47
     Paid guaranteed benefits...............      (21)            --              --         (21)
                                                 ----           ----            ----        ----
  Balance at December 31, 2009..............     $  1           $141            $153        $295
                                                 ====           ====            ====        ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2009      2008
                                                                -------   -------
                                                                  (IN MILLIONS)
Fund Groupings:
  Equity......................................................  $27,202   $21,738
  Balanced....................................................   14,693     6,971
  Bond........................................................    2,682     2,280
  Money Market................................................    1,454     1,715
  Specialty...................................................      824       228
                                                                -------   -------
     Total....................................................  $46,855   $32,932
                                                                =======   =======



8.  REINSURANCE

     The Company's Insurance Products segment participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

     For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for certain individual life insurance policies. Under the new retention guidelines, the Company reinsures up to 90% of the mortality risk in excess of $1 million. Retention limits remain unchanged for other new individual life insurance policies. Policies reinsured in years prior to 2005 remain reinsured under the original reinsurance agreements. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to an affiliate.

     For other policies within the Insurance Products segment, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements.

     The Company's Retirement Products segment reinsures 100% of the living and death benefit guarantees associated with its variable annuities issued since 2006 to an affiliated reinsurer and certain portions of the living and death benefit guarantees associated with its variable annuities issued prior to 2006 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its new production of fixed annuities to an affiliated reinsurer. The Company enters into similar agreements for new or in-force business depending on market conditions.

     The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, as considered appropriate. The impact of these activities on the financial results of these segments has not been significant.

     The Company also reinsures, through 100% quota share reinsurance agreements, certain LTC and workers' compensation business written by the Company. These are run-off businesses which have been included within Corporate & Other.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers and periodically monitors collectibility of reinsurance balances. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which as of December 31, 2009 and 2008, were immaterial.

     The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of the Company's reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. At December 31, 2009, the Company had $2.3 billion of unsecured unaffiliated reinsurance recoverable balances.

     At December 31, 2009, the Company had $5.9 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $5.6 billion, or 95%, were with the Company's five largest unaffiliated ceded reinsurers, including $2.0 billion of which were unsecured.

     The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                           --------------------------
                                                             2009      2008     2007
                                                           -------   -------   ------
                                                                  (IN MILLIONS)
PREMIUMS:
  Direct premiums........................................  $ 1,782   $ 1,042   $  654
  Reinsurance assumed....................................       14        15       17
  Reinsurance ceded......................................     (484)     (423)    (318)
                                                           -------   -------   ------
     Net premiums........................................  $ 1,312   $   634   $  353
                                                           =======   =======   ======
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Direct universal life and investment-type product
     policy fees.........................................  $ 1,681   $ 1,710   $1,680
  Reinsurance assumed....................................      115       197      119
  Reinsurance ceded......................................     (416)     (529)    (388)
                                                           -------   -------   ------
     Net universal life and investment-type product
       policy fees.......................................  $ 1,380   $ 1,378   $1,411
                                                           =======   =======   ======
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims................  $ 3,314   $ 2,775   $1,722
  Reinsurance assumed....................................       10        23       22
  Reinsurance ceded......................................   (1,259)   (1,352)    (766)
                                                           -------   -------   ------
     Net policyholder benefits and claims................  $ 2,065   $ 1,446   $  978
                                                           =======   =======   ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                                DECEMBER 31, 2009
                                                   -------------------------------------------
                                                    TOTAL
                                                   BALANCE                       TOTAL, NET OF
                                                    SHEET    ASSUMED    CEDED     REINSURANCE
                                                   -------   -------   -------   -------------
                                                                  (IN MILLIONS)
ASSETS:
Premiums and other receivables...................  $13,444    $   30   $13,135      $   279
Deferred policy acquisition costs and value of
  business acquired..............................    5,244       230      (414)       5,428
                                                   -------    ------   -------      -------
  Total assets...................................  $18,688    $  260   $12,721      $ 5,707
                                                   =======    ======   =======      =======
LIABILITIES:
Future policy benefits...........................  $21,621    $   80   $    --      $21,541
Policyholder account balances....................   37,442        --        --       37,442
Other policyholder funds.........................    2,297     1,393       294          610
Other liabilities................................    2,177        10     1,332          835
                                                   -------    ------   -------      -------
  Total liabilities..............................  $63,537    $1,483   $ 1,626      $60,428
                                                   =======    ======   =======      =======




                                                                DECEMBER 31, 2008
                                                   -------------------------------------------
                                                    TOTAL
                                                   BALANCE                       TOTAL, NET OF
                                                    SHEET    ASSUMED    CEDED     REINSURANCE
                                                   -------   -------   -------   -------------
                                                                  (IN MILLIONS)
ASSETS:
Premiums and other receivables...................  $12,463    $   48   $12,073      $   342
Deferred policy acquisition costs and value of
  business acquired..............................    5,440       312      (292)       5,420
                                                   -------    ------   -------      -------
  Total assets...................................  $17,903    $  360   $11,781      $ 5,762
                                                   =======    ======   =======      =======
LIABILITIES:
Future policy benefits...........................  $20,213    $   87   $    --      $20,126
Policyholder account balances....................   37,175        --       (19)      37,194
Other policyholder funds.........................    2,085     1,369       172          544
Other liabilities................................    2,604        10     1,061        1,533
                                                   -------    ------   -------      -------
  Total liabilities..............................  $62,077    $1,466   $ 1,214      $59,397
                                                   =======    ======   =======      =======



     The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina ("MRSC"), Exeter Reassurance Company, Ltd., General American Life Insurance Company and MetLife Reinsurance Company of Vermont ("MRV"). The Company had a reinsurance agreement with Mitsui Sumitomo MetLife Insurance Co., Ltd., an affiliate; however, effective December 31, 2008 this arrangement was modified via a novation as explained in detail below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of affiliated reinsurance included in the consolidated statements of operations is as follows:

                                                              YEARS ENDED DECEMBER
                                                                      31,
                                                             ---------------------
                                                              2009    2008    2007
                                                             -----   -----   -----
                                                                 (IN MILLIONS)
PREMIUMS:
  Reinsurance assumed......................................  $  14   $  15   $  17
  Reinsurance ceded (1)....................................   (166)   (116)    (20)
                                                             -----   -----   -----
     Net premiums..........................................  $(152)  $(101)  $  (3)
                                                             =====   =====   =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Reinsurance assumed......................................  $ 115   $ 197   $ 119
  Reinsurance ceded (1)....................................   (168)   (278)   (166)
                                                             -----   -----   -----
     Net universal life and investment-type product policy
       fees................................................  $ (53)  $ (81)  $ (47)
                                                             =====   =====   =====
OTHER REVENUES:
  Reinsurance assumed......................................  $  --   $  --   $  --
  Reinsurance ceded........................................    477      83      85
                                                             -----   -----   -----
     Net other revenues....................................  $ 477   $  83   $  85
                                                             =====   =====   =====
POLICYHOLDER BENEFITS AND CLAIMS:
  Reinsurance assumed......................................  $   8   $  19   $  18
  Reinsurance ceded (1)....................................   (239)   (274)    (43)
                                                             -----   -----   -----
     Net policyholder benefits and claims..................  $(231)  $(255)  $ (25)
                                                             =====   =====   =====
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
  Reinsurance assumed......................................  $  64   $  57   $  53
  Reinsurance ceded........................................    (33)    (22)     --
                                                             -----   -----   -----
     Net interest credited to policyholder account
       balances............................................  $  31   $  35   $  53
                                                             =====   =====   =====
OTHER EXPENSES:
  Reinsurance assumed......................................  $ 105   $  97   $  39
  Reinsurance ceded (1)....................................    102      76      35
                                                             -----   -----   -----
     Net other expenses....................................  $ 207   $ 173   $  74
                                                             =====   =====   =====



--------

   (1) In September 2008, MICC's parent, MetLife, completed a tax-free split-off of its majority owned subsidiary, Reinsurance Group of America, Incorporated ("RGA"). After the split-off, reinsurance transactions with RGA were no longer considered affiliated transactions. For purposes of comparison, the 2008 affiliated transactions with RGA have been removed from the presentation in the table above. Affiliated transactions with RGA at December 31, 2008 include ceded premiums, ceded fees, ceded benefits and ceded interest costs of $9 million, $36 million, $47 million and ($1) million, respectively, and at December 31, 2007 include ceded premiums, ceded fees, ceded benefits and ceded interest costs of $12 million, $50 million, $52 million and ($2) million, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of affiliated reinsurance included in the consolidated balance sheets is as follows:

                                                                DECEMBER 31,
                                                    -----------------------------------
                                                          2009               2008
                                                    ----------------   ----------------
                                                    ASSUMED    CEDED   ASSUMED    CEDED
                                                    -------   ------   -------   ------
                                                               (IN MILLIONS)
ASSETS:
Premiums and other receivables....................   $   30   $7,157    $   34   $6,547
Deferred policy acquisition costs and value of
  business acquired...............................      230     (399)      312     (279)
                                                     ------   ------    ------   ------
  Total assets....................................   $  260   $6,758    $  346   $6,268
                                                     ======   ======    ======   ======
LIABILITIES:
Future policy benefits............................   $   27   $   --    $   25   $   --
Other policyholder funds..........................    1,393      284     1,368      168
Other liabilities.................................        9    1,150         8      890
                                                     ------   ------    ------   ------
  Total liabilities...............................   $1,429   $1,434    $1,401   $1,058
                                                     ======   ======    ======   ======



     The Company had assumed, under a reinsurance contract, risks related to guaranteed minimum benefit guarantees issued in connection with certain variable annuity products from a joint venture owned by an affiliate of the Company. These risks were retroceded in full to another affiliate under a retrocessional agreement resulting in no impact on net investment gains (losses). Effective December 31, 2008, the retrocession was recaptured by the Company and a novation agreement was executed whereby, the affiliated retrocessionaire assumed the business directly from the joint venture. As a result of this recapture and the related novation, the Company no longer assumes from the joint venture or cedes to the affiliate any risks related to these guaranteed minimum benefit guarantees. Upon the recapture and simultaneous novation, the embedded derivative asset of approximately $626 million associated with the retrocession was settled by transferring the embedded derivative liability associated with the assumption from the joint venture to the new reinsurer. As per the terms of the recapture and novation agreement, the amounts were offset resulting in no net gain or loss. For the years ended December 31, 2008 and 2007, net investment gains (losses) included $170 million and ($113) million, respectively, in changes in fair value of such embedded derivatives. For the years ended December 31, 2008 and 2007, $64 million and $42 million, respectively, of bifurcation fees associated with the embedded derivatives were included in net investment gains (losses).

     The Company has also ceded risks to another affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The embedded derivatives associated with the cessions are included within premiums and other receivables and were assets of $724 million and $2,042 million at December 31, 2009 and 2008, respectively. For the years ended December 31, 2009, 2008 and 2007, net investment gains (losses) included ($1,456) million, $1,685 million, and $276 million, respectively, in changes in fair value of such embedded derivatives, as well as the associated bifurcation fees.

     Effective December 20, 2007, MLI-USA recaptured two ceded blocks of business (the "Recaptured Business") from Exeter. The Recaptured Business consisted of two blocks of universal life secondary guarantee risk, one assumed from GALIC, and the other written by MLI-USA. The recapture resulted in a pre-tax gain of $22 million for the year ended December 31, 2007. Concurrent with the recapture, the same business was ceded to MRV. The cession does not transfer risk to MRV and is therefore accounted for under the deposit method.

     Effective December 31, 2007, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRV, on a 90% coinsurance with funds withheld basis. The agreement was amended in 2009 to include policies

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


issued by MLI-USA through December 31, 2009. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheet. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and reduced the funds withheld balance by $11 million and $27 million at December 31, 2009 and 2008, respectively. The changes in fair value of the embedded derivatives, included in net investment gains (losses), were ($16) million and $27 million at December 31, 2009 and 2008, respectively. The reinsurance agreement also includes an experience refund provision, whereby some or all of the profits on the underlying reinsurance agreement are returned to MLI-USA from MRV during the first several years of the reinsurance agreement. The experience refund reduced the funds withheld by MLI-USA from MRV by $180 million and $259 million at December 31, 2009 and 2008, respectively, and are considered unearned revenue and amortized over the life of the contract using the same assumption basis as the deferred acquisition cost in the underlying policies. The amortization of the unearned revenue associated with the experience refund was $36 million and $38 million at December 31, 2009 and 2008, respectively, and is included in universal life and investment-type product policy fees in the consolidated statement of operations. At December 31, 2009 and 2008, the unearned revenue related to the experience refund was $337 million and $221 million, respectively, and is included in other policyholder funds in the consolidated balance sheet.

     The Company cedes its universal life secondary guarantee ("ULSG") risk to MRSC under certain reinsurance treaties. These treaties do not expose the Company to a reasonable possibility of a significant loss from insurance risk and are recorded using the deposit method of accounting. During 2009, the Company completed a review of various ULSG assumptions and projections including its regular annual third party assessment of these treaties and related assumptions. As a result of projected lower lapse rates and lower interest rates, the Company refined its effective yield methodology to include these updated assumptions and resultant projected cash flows. Due to the refinement of the methodology, the deposit receivable balance for these treaties was increased by $279 million, with a corresponding increase in other revenue during the year ended December 31, 2009.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. At December 31, 2009, the Company had $4.3 billion of unsecured affiliated reinsurance recoverable balances.

9.  DEBT

     Long-term -- affiliated debt and short-term debt outstanding is as follows:

                                                                    DECEMBER 31,
                                                                   -------------
                                                                   2009    2008
                                                                   ----   ------
                                                                   (IN MILLIONS)
Surplus notes, interest rate 8.595%, due 2038....................  $750   $  750
Surplus notes, interest rate 3-month LIBOR plus 1.15%, maturity
  date 2009......................................................    --      200
Surplus notes, interest rate 6-month LIBOR plus 1.80%, maturity
  date 2011......................................................   200       --
                                                                   ----   ------
Total long-term debt -- affiliated...............................   950      950
Total short-term debt............................................    --      300
                                                                   ----   ------
  Total..........................................................  $950   $1,250
                                                                   ====   ======



     On December 21, 2009, MetLife Insurance Company of Connecticut renewed the $200 million surplus note to MetLife Credit Corporation, originally issued in December 2007, with a new maturity date of December 2011, and an interest rate of 6-month LIBOR plus 1.80%.

     In April 2008, MetLife Insurance Company of Connecticut issued a surplus note with a principal amount of $750 million and an interest rate of 8.595%, to MetLife Capital Trust X, an affiliate.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     MetLife was the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2007. In June 2008, with approval from the Delaware Commissioner of Insurance ("Delaware Commissioner"), MLI-USA repaid this surplus note of $400 million with accrued interest of $5 million.

     MetLife Investors Group, Inc. ("MLIG") was the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at December 31, 2007. In June 2008, with approval from the Delaware Commissioner, MLI-USA repaid these surplus notes of $25 million and $10 million.

     The aggregate maturities of long-term debt at December 31, 2009 were $200 million in 2011 and $750 million in 2038.

     Interest expense related to the Company's indebtedness, included in other expenses, was $71 million, $72 million and $33 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     Payments of interest and principal on these outstanding surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

  SHORT-TERM DEBT

     At December 31, 2009, the Company did not have any short-term debt. At December 31, 2008, short-term debt was $300 million, which consisted of MetLife Insurance Company of Connecticut's liability for collateralized borrowings from the FHLB of Boston with original maturities of less than one year. During the years ended December 31, 2009 and 2008, the weighed average interest rate on short-term debt was 2.70% and 2.75%, respectively. During the years ended December 31, 2009 and 2008, the average daily balance of short-term debt was $83 million and $67 million, respectively, and was outstanding for an average of 99 days and 81 days, respectively.

10.  INCOME TAX

     The provision for income tax from continuing operations is as follows:

                                                               YEARS ENDED
                                                               DECEMBER 31,
                                                           -------------------
                                                            2009   2008   2007
                                                           -----   ----   ----
                                                              (IN MILLIONS)
Current:
  Federal................................................  $  24   $(50)  $  9
  State and local........................................      1     (2)     4
  Foreign................................................     (4)    --      1
                                                           -----   ----   ----
  Subtotal...............................................     21    (52)    14
                                                           -----   ----   ----
Deferred:
  Federal................................................   (380)   260    306
  Foreign................................................     (9)    (5)   (17)
                                                           -----   ----   ----
  Subtotal...............................................   (389)   255    289
                                                           -----   ----   ----
Provision for income tax expense (benefit)...............  $(368)  $203   $303
                                                           =====   ====   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                               2009   2008   2007
                                                              -----   ----   ----
                                                                 (IN MILLIONS)
Tax provision at U.S. statutory rate........................  $(285)  $273   $365
Tax effect of:
  Tax-exempt investment income..............................    (69)   (65)   (65)
  Prior year tax............................................    (17)    (4)     9
  Foreign tax rate differential and change in valuation
     allowance..............................................      3     --     (7)
  State tax, net of federal benefit.........................     --     (1)     3
  Other, net................................................     --     --     (2)
                                                              -----   ----   ----
Provision for income tax expense (benefit)..................  $(368)  $203   $303
                                                              =====   ====   ====



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2009     2008
                                                                  ------   ------
                                                                   (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other reserves.......................  $1,574   $1,548
  Net operating loss carryforwards..............................     111       94
  Net unrealized investment losses..............................     372    1,447
  Operating lease reserves......................................       4        8
  Capital loss carryforwards....................................     423      269
  Investments, including derivatives............................     304       --
  Tax credit carryforwards......................................     102       45
  Other.........................................................      16       24
                                                                  ------   ------
                                                                   2,906    3,435
                                                                  ------   ------
Deferred income tax liabilities:
  Investments, including derivatives............................      --      113
  DAC and VOBA..................................................   1,748    1,479
  Other.........................................................      11       --
                                                                  ------   ------
                                                                   1,759    1,592
                                                                  ------   ------
Net deferred income tax asset...................................  $1,147   $1,843
                                                                  ======   ======



     Domestic net operating loss carryforwards amount to $189 million at December 31, 2009 and will expire beginning in 2025. Foreign net operating loss carryforwards amount to $168 million at December 31, 2009 with indefinite expiration. Capital loss carryforwards amount to $1,209 million at December 31, 2009 and will expire beginning in 2010. Tax credit carryforwards amount to $102 million at December 31, 2009 and will expire beginning in 2017.

     The Company has not established a valuation allowance against the deferred tax asset of $372 million recognized in connection with unrealized losses at December 31, 2009. A valuation allowance was not considered

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


necessary based upon the Company's intent and ability to hold such securities until their recovery or maturity and the existence of tax-planning strategies that include sources of future taxable income against which such losses could be offset.

     The Company will file a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Under this tax allocation agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by such tax allocation agreement.

     Pursuant to Internal Revenue Service ("IRS") rules, the Company is excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of the Company. In 2011, the Company is expected to join the consolidated return and become a party to the MetLife tax sharing agreement. Accordingly, the Company's losses will be eligible to be included in the consolidated return and the resulting tax savings to MetLife will generate a payment to the Company for the losses used.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2005 and is no longer subject to foreign income tax examinations for the years prior to 2006. The IRS exam of the next audit cycle, covering the 2005 tax year, is expected to begin in early 2010.

     The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     At December 31, 2007, the Company's total amount of unrecognized tax benefits was $53 million and there were no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized. The total amount of unrecognized tax benefits decreased by $11 million from January 1, 2007 primarily due to a settlement reached with the IRS with respect to a post-sale purchase price adjustment. As a result of the settlement, an item within the liability for unrecognized tax benefits in the amount of $6 million, was reclassified to deferred income tax payable.

     At December 31, 2009 and 2008, the Company's total amount of unrecognized tax benefits was $44 million and $48 million, respectively, and there were no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized.

     The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2009      2008      2007
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Balance at beginning of the period..........................   $48       $53       $64
Additions for tax positions of prior years..................     2        --        --
Reductions for tax positions of prior years.................    --        --        (2)
Additions for tax positions of current year.................    --         2         5
Reductions for tax positions of current year................    (6)       (7)       (8)
Settlements with tax authorities............................    --        --        (6)
                                                               ---       ---       ---
Balance at end of the period................................   $44       $48       $53
                                                               ===       ===       ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     During the year ended December 31, 2007, the Company recognized $2 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2007, the Company had $3 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $2 million from January 1, 2007.

     During the year ended December 31, 2008, the Company recognized $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2008, the Company had $4 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $1 million from December 31, 2007.

     During the year ended December 31, 2009, the Company recognized less than $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2009, the Company had $4 million of accrued interest associated with the liability for unrecognized tax benefits.

     The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2009 and 2008, the Company recognized an income tax benefit of $68 million and $64 million, respectively, related to the separate account DRD. The 2009 benefit included a benefit of $16 million related to a true-up of the prior year tax return.

11.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and financial personnel. Estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2009.

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Travelers Ins. Co., et al. v. Banc of America Securities LLC (S.D.N.Y., filed December 13, 2001). On January 6, 2009, after a jury trial, the district court entered a judgment in favor of The Travelers Insurance Company, now known as MetLife Insurance Company of Connecticut, in the amount of approximately $42 million in connection with securities and common law claims against the defendant. On May 14, 2009, the district court issued an opinion and order denying the defendant's post judgment motion seeking a judgment in its favor or, in the alternative, a new trial. On June 3, 2009, the defendant filed a notice of appeal from the January 6, 2009 judgment and the May 14, 2009 opinion and order. As it is possible that the judgment could be affected during appellate practice, and the Company has not collected any portion of the judgment, the Company has not recognized any award amount in its consolidated financial statements.

     A former Tower Square Securities financial services representative is alleged to have misappropriated funds from 40 customers. The Illinois Securities Division, the U.S. Postal Inspector, the IRS, FINRA and the U.S. Attorney's Office are conducting inquiries.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2009   2008
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments...........   $ 8    $ 6
  Premium tax offsets currently available for paid assessments.....     1      1
                                                                      ---    ---
                                                                      $ 9    $ 7
                                                                      ===    ===
Other Liabilities:
  Insolvency assessments...........................................   $13    $10
                                                                      ===    ===



     Assessments levied against the Company were $1 million, less than $1 million and less than $1 million for the years ended December 31, 2009, 2008 and 2007, respectively.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:

                                                                            GROSS
                                                                 RENTAL    RENTAL
                                                                 INCOME   PAYMENTS
                                                                 ------   --------
                                                                   (IN MILLIONS)
2010...........................................................    $ 3       $ 6
2011...........................................................    $ 3       $ 6
2012...........................................................    $ 3       $--
2013...........................................................    $ 3       $--
2014...........................................................    $ 3       $--
Thereafter.....................................................    $73       $--


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.5 billion and $1.6 billion at December 31, 2009 and 2008, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $131 million and $231 million at December 31, 2009 and 2008, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $445 million and $332 million at December 31, 2009 and 2008, respectively.

  OTHER COMMITMENTS

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2009 and 2008, the Company had agreed to fund up to $126 million and $135 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $158 million and $160 million, respectively, to custody accounts to secure the notes. Each of these affiliates is permitted by contract to sell or repledge this collateral.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $322 million and $347 million at December 31, 2009 and 2008, respectively. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2009 and 2008. The remainder of the risk was ceded to external reinsurers.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding at both December 31, 2009 and 2008. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MLIG.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Department of Insurance have adopted Statutory Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Connecticut and Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance contracts and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

     Statutory net income of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $81 million, $242 million and $1,101 million for the years ended December 31, 2009, 2008 and 2007, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $4.9 billion and $5.5 billion at December 31, 2009 and 2008, respectively.

     Statutory net loss of MLI-USA, a Delaware domiciled insurer, was $24 million, $482 million and $1,106 million for the years ended December 31, 2009, 2008 and 2007, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $1,406 million and $761 million at December 31, 2009 and 2008, respectively.

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its stockholders as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the year ended December 31, 2009, MetLife Insurance Company of Connecticut did not pay a dividend to its stockholders. During the years ended December 31, 2008 and 2007, MetLife Insurance Company of Connecticut paid a dividend of $500 million and $690 million, respectively. Of the $690 million, $404 million was a return of capital as approved by the insurance regulator. The maximum amount of dividends which MetLife Insurance Company of Connecticut may pay to its stockholders in 2010 without prior regulatory approval is $659 million.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2009, 2008 and 2007, MLI-USA did not pay dividends to MetLife Insurance Company of Connecticut. Because MLI-USA's statutory unassigned funds was negative as of December 31, 2009, MLI-USA cannot pay any dividends in 2010 without prior regulatory approval.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2009, 2008 and 2007 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                            YEARS ENDED DECEMBER 31,
                                                           -------------------------
                                                             2009      2008     2007
                                                           -------   -------   -----
                                                                 (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year...................................................  $ 3,365   $(5,022)  $(358)
Income tax effect of holding gains (losses)..............   (1,174)    1,760     122
Reclassification adjustments:
  Recognized holding (gains) losses included in current
     year income.........................................      588       674     260
  Amortization of premiums and accretion of discounts
     associated with investments.........................      (83)      (48)     --
  Income tax effect......................................     (176)     (220)    (88)
Allocation of holding (gains) losses on investments
  relating to other policyholder amounts.................     (755)      823      27
Income tax effect of allocation of holding (gains) losses
  to other policyholder amounts..........................      263      (288)    (10)
                                                           -------   -------   -----
Net unrealized investment gains (losses), net of income
  tax....................................................    2,028    (2,321)    (47)
Foreign currency translation adjustment, net of income
  tax....................................................       45      (166)     12
                                                           -------   -------   -----
Other comprehensive income (loss), excluding cumulative
  effect of change in accounting principle...............    2,073    (2,487)    (35)
Cumulative effect of change in accounting principle, net
  of income tax of $12 million, effective April 1, 2009
  (See Note 1)...........................................      (22)       --      --
                                                           -------   -------   -----
Other comprehensive income (loss)........................  $ 2,051   $(2,487)  $ (35)
                                                           =======   =======   =====



13.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                             2009     2008     2007
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
Compensation..............................................  $  148   $  118   $  121
Commissions...............................................     794      733      633
Interest and debt issue costs.............................      72       74       35
Affiliated interest costs on ceded reinsurance............     107       96       31
Amortization of DAC and VOBA..............................     294    1,163      740
Capitalization of DAC.....................................    (851)    (835)    (682)
Rent......................................................       4        4        5
Insurance tax.............................................      45       38       44
Other.....................................................     594      542      519
                                                            ------   ------   ------
Total other expenses......................................  $1,207   $1,933   $1,446
                                                            ======   ======   ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Interest and Debt Issue Costs

     Interest and debt issue costs include interest expense on debt (see Note 9) and interest on tax audits.

  Amortization and Capitalization of DAC and VOBA

     See Note 5 for deferred acquisition costs by segment and a rollforward of deferred acquisition costs including impacts of amortization and capitalization.

  Affiliated Expenses

     Commissions, amortization of DAC and capitalization of DAC include the impact of affiliated reinsurance transactions.

     See Notes 8, 9 and 16 for discussion of affiliated expenses included in the table above.

14.  BUSINESS SEGMENT INFORMATION

     As described in Note 1, during 2009, the Company realigned its former institutional and individual businesses into three operating segments:
Retirement Products, Corporate Benefit Funding and Insurance Products segments. In addition, the Company reports certain of its operations in Corporate & Other.

     Retirement Products offers asset accumulation and income products, including a wide variety of annuities. Corporate Benefit Funding offers pension risk solutions, structured settlements, stable value & investment products and other benefit funding products. Insurance Products offers a broad range of protection products and services to individuals, corporations and other institutions, and is organized into two distinct businesses: Individual Life and Non-Medical Health. Individual Life includes variable life, universal life, term life and whole life insurance products. Non-Medical Health includes individual disability insurance products.

     Corporate & Other contains the excess capital not allocated to the business segments, various domestic and international start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt and expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings.

     Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, it is the Company's measure of segment performance reported below. Operating earnings is not determined in accordance with GAAP and should not be viewed as a substitute for GAAP income
(loss) from continuing operations, net of income tax. However, the Company believes the presentation of operating earnings herein as we measure it for management purposes enhances the understanding of segment performance by highlighting the results from operations and the underlying profitability drivers of the businesses.

     Operating earnings is defined as operating revenues less operating expenses, net of income tax.

     Operating revenues is defined as GAAP revenues (i) less net investment gains (losses), (ii) less amortization of unearned revenue related to net investment gains (losses), (iii) plus scheduled periodic settlement payments on derivative instruments that are hedges of investments but do not qualify for hedge accounting treatment, (iv) plus income from discontinued real estate operations, if applicable, and (v) plus, for operating joint ventures reported under the equity method of accounting, the aforementioned adjustments and those identified in the definition of operating expenses, net of income tax, if applicable to these joint ventures.

     Operating expenses is defined as GAAP expenses (i) less changes in experience-rated contractholder liabilities due to asset value fluctuations,
(ii) less costs related to business combinations (since January 1, 2009), (iii) less

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


amortization of DAC and VOBA related to net investment gains (losses) and (iv) plus scheduled periodic settlement payments on derivative instruments that are hedges of policyholder account balances but do not qualify for hedge accounting treatment.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other for the years ended December 31, 2009, 2008 and 2007 and at December 31, 2009 and 2008. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

                                                   OPERATING EARNINGS
                                --------------------------------------------------------
                                             CORPORATE
                                RETIREMENT    BENEFIT    INSURANCE   CORPORATE                               TOTAL
YEAR ENDED DECEMBER 31, 2009:    PRODUCTS     FUNDING     PRODUCTS    & OTHER     TOTAL    ADJUSTMENTS   CONSOLIDATED
-----------------------------   ----------   ---------   ---------   ---------   -------   -----------   ------------
                                                                    (IN MILLIONS)
REVENUES
Premiums......................    $  339       $  849      $  124      $  --     $ 1,312     $    --        $ 1,312
Universal life and investment-
  type product policy fees....       748           29         618          5       1,400         (20)         1,380
Net investment income.........       884        1,061         381         40       2,366         (31)         2,335
Other revenues................       264            6         328         --         598          --            598
Net investment gains
  (losses)....................        --           --          --         --          --      (1,866)        (1,866)
                                  ------       ------      ------      -----     -------     -------        -------
  Total revenues..............     2,235        1,945       1,451         45       5,676      (1,917)         3,759
                                  ------       ------      ------      -----     -------     -------        -------
BENEFITS AND EXPENSES
Policyholder benefits and
  claims......................       420        1,360         223          1       2,004          61          2,065
Interest credited to
  policyholder account
  balances....................       741          265         243         91       1,340         (39)         1,301
Capitalization of DAC.........      (528)          (2)       (285)       (36)       (851)         --           (851)
Amortization of DAC and VOBA..       329            3         271          2         605        (311)           294
Interest expense..............        --            2          --         69          71          --             71
Other expenses................       928           34         648         84       1,694          (1)         1,693
                                  ------       ------      ------      -----     -------     -------        -------
  Total benefits and
     expenses.................     1,890        1,662       1,100        211       4,863        (290)         4,573
                                  ------       ------      ------      -----     -------     -------        -------
Provision for income tax
  expense (benefit)...........       121           97         123       (138)        203        (571)          (368)
                                  ------       ------      ------      -----     -------                    -------
OPERATING EARNINGS............    $  224       $  186      $  228      $ (28)        610
                                  ======       ======      ======      =====
Adjustments to:
  Total revenues..............................................................    (1,917)
  Total benefits and expenses.................................................       290
  Provision for income tax (expense) benefit..................................       571
                                                                                 -------
INCOME (LOSS) FROM CONTINUING OPERATIONS, NET OF INCOME TAX...................   $  (446)                   $  (446)
                                                                                 =======                    =======




                                             CORPORATE
                                RETIREMENT    BENEFIT    INSURANCE   CORPORATE
AT DECEMBER 31, 2009:            PRODUCTS     FUNDING     PRODUCTS    & OTHER      TOTAL
---------------------           ----------   ---------   ---------   ---------   --------
                                                      (IN MILLIONS)
Total assets..................    $73,840     $28,046     $13,647     $12,156    $127,689
Separate account assets.......    $47,000     $ 1,502     $   947     $    --    $ 49,449
Separate account liabilities..    $47,000     $ 1,502     $   947     $    --    $ 49,449

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                    OPERATING EARNINGS
                                 -------------------------------------------------------
                                              CORPORATE
                                 RETIREMENT    BENEFIT    INSURANCE   CORPORATE                              TOTAL
YEAR ENDED DECEMBER 31, 2008:     PRODUCTS     FUNDING     PRODUCTS    & OTHER     TOTAL   ADJUSTMENTS   CONSOLIDATED
-----------------------------    ----------   ---------   ---------   ---------   ------   -----------   ------------
                                                                     (IN MILLIONS)
REVENUES
Premiums.......................    $  118       $  415      $   90       $ 11     $  634       $ --         $  634
Universal life and investment-
  type product policy fees.....       831           41         486          3      1,361         17          1,378
Net investment income..........       788        1,334         337         59      2,518        (24)         2,494
Other revenues.................       160            9          55          6        230         --            230
Net investment gains (losses)..        --           --          --         --         --        549            549
                                   ------       ------      ------       ----     ------       ----         ------
  Total revenues...............     1,897        1,799         968         79      4,743        542          5,285
                                   ------       ------      ------       ----     ------       ----         ------
BENEFITS AND EXPENSES
Policyholder benefits and
  claims.......................       384          893         193         29      1,499        (53)         1,446
Interest credited to
  policyholder account
  balances.....................       479          430         223        (21)     1,111         19          1,130
Capitalization of DAC..........      (474)          (5)       (347)        (9)      (835)        --           (835)
Amortization of DAC and VOBA...       640           13         283          2        938        225          1,163
Interest expense...............         1            2          --         69         72         --             72
Other expenses.................       769           36         683         45      1,533         --          1,533
                                   ------       ------      ------       ----     ------       ----         ------
  Total benefits and expenses..     1,799        1,369       1,035        115      4,318        191          4,509
                                   ------       ------      ------       ----     ------       ----         ------
Provision for income tax
  expense (benefit)............        34          150         (24)       (79)        81        122            203
                                   ------       ------      ------       ----     ------                    ------
OPERATING EARNINGS.............    $   64       $  280      $  (43)      $ 43        344
                                   ======       ======      ======       ====
Adjustments to:
  Total revenues...............................................................      542
  Total benefits and expenses..................................................     (191)
  Provision for income tax (expense) benefit...................................     (122)
                                                                                  ------
INCOME (LOSS) FROM CONTINUING OPERATIONS, NET OF INCOME TAX....................   $  573                    $  573
                                                                                  ======                    ======




                                             CORPORATE
                                RETIREMENT    BENEFIT    INSURANCE   CORPORATE
AT DECEMBER 31, 2008:            PRODUCTS     FUNDING     PRODUCTS    & OTHER      TOTAL
---------------------           ----------   ---------   ---------   ---------   --------
                                                      (IN MILLIONS)
Total assets..................    $57,743     $28,796     $12,217     $13,268    $112,024
Separate account assets.......    $33,763     $ 1,398     $   731     $    --    $ 35,892
Separate account liabilities..    $33,763     $ 1,398     $   731     $    --    $ 35,892

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                    OPERATING EARNINGS
                                 -------------------------------------------------------
                                              CORPORATE
                                 RETIREMENT    BENEFIT    INSURANCE   CORPORATE                              TOTAL
YEAR ENDED DECEMBER 31, 2007:     PRODUCTS     FUNDING     PRODUCTS    & OTHER     TOTAL   ADJUSTMENTS   CONSOLIDATED
-----------------------------    ----------   ---------   ---------   ---------   ------   -----------   ------------
                                                              (IN MILLIONS)
REVENUES
Premiums.......................    $  136       $   25      $  168       $ 24     $  353      $  --         $  353
Universal life and investment-
  type product policy fees.....       885           39         496          2      1,422        (11)         1,411
Net investment income..........       801        1,528         320        293      2,942        (49)         2,893
Other revenues.................       173           14          64         --        251         --            251
Net investment gains (losses)..        --           --          --         --         --       (142)          (142)
                                   ------       ------      ------       ----     ------      -----         ------
  Total revenues...............     1,995        1,606       1,048        319      4,968       (202)         4,766
                                   ------       ------      ------       ----     ------      -----         ------
BENEFITS AND EXPENSES
Policyholder benefits and
  claims.......................       239          492         239         33      1,003        (25)           978
Interest credited to
  policyholder account
  balances.....................       447          604         214         --      1,265         34          1,299
Capitalization of DAC..........      (493)          (8)       (179)        (2)      (682)        --           (682)
Amortization of DAC and VOBA...       475           23         214         --        712         28            740
Interest expense...............         2           --           1         30         33         --             33
Other expenses.................       798           33         485         39      1,355         --          1,355
                                   ------       ------      ------       ----     ------      -----         ------
  Total benefits and expenses..     1,468        1,144         974        100      3,686         37          3,723
                                   ------       ------      ------       ----     ------      -----         ------
Provision for income tax
  expense (benefit)............       187          158          27         17        389        (86)           303
                                   ------       ------      ------       ----     ------                    ------
OPERATING EARNINGS.............    $  340       $  304      $   47       $202        893
                                   ======       ======      ======       ====
Adjustments to:
  Total revenues...............................................................     (202)
  Total benefits and expenses..................................................      (37)
  Provision for income tax (expense) benefit...................................       86
                                                                                  ------
INCOME (LOSS) FROM CONTINUING OPERATIONS, NET OF INCOME TAX....................   $  740                    $  740
                                                                                  ======                    ======



     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2009, 2008 and 2007. Revenues from U.S. operations were $2.9 billion and $4.9 billion for the years ended December 31, 2009 and 2008, respectively, which represented 76% and 92%, respectively, of consolidated revenues. Substantially all of the Company's revenue originated in the U.S. for the year ended December 31, 2007.

15.  DISCONTINUED OPERATIONS

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or estimated fair value less expected disposition costs.

     The Company did not have any discontinued operations for either of the years ended December 31, 2009 or 2008. In the Corporate Benefit Funding segment, the Company had net investment income of $1 million, net investment gains of $5 million and income tax of $2 million related to discontinued operations, resulting in income from discontinued operations of $4 million, net of income tax, for the year ended December 31, 2007.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

16.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a master service agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $338 million, $256 million and $271 million, included in other expenses, for services performed under the master service agreement for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a service agreement with MetLife Group, Inc. ("MetLife Group"), a wholly owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $113 million, $108 million and $107 million, included in other expenses, for services performed under the service agreement for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into marketing agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $149 million, $148 million and $117 million, included in other expenses, for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a distribution service agreement with MetLife Investors Distribution Company ("MDC"), in which MDC agrees to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate MDC for the sale and servicing of such insurance products in accordance with the terms of the agreement. MDC charged the Company $499 million, $442 million and $517 million, included in other expenses, for the years ended December 31, 2009, 2008 and 2007, respectively. In addition, the Company has entered into service agreements with MDC, in which the Company agrees to provide certain administrative services to MDC. MDC agrees to compensate the Company for the administrative services provided in accordance with the terms of the agreements. The Company received fee revenue of $71 million, $65 million and $62 million, included in other revenues, for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a global service agreement with MetLife Services and Solutions, LLC ("MetLife Services") which provides financial control and reporting processes, as well as procurement services to support the activities of the Company. MetLife Services charged the Company $1 million included in other expenses, for services performed under the global service agreement for both years ended December 31, 2009 and 2008. The Company did not incur any such expenses for the year ended December 31, 2007.

     The Company has entered into an investment service agreement with several affiliates ("Advisors"), in which the Advisors provide investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by the Company. Under the terms of the agreement, the net profit or loss of the Advisors is allocated to the Company resulting in revenue of $85 million, $91 million and $90 million included in universal life and investment-type product policy fees, for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company had net receivables from affiliates of $46 million and $92 million at December 31, 2009 and 2008, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 8. See Notes 2, 8 and 9 for additional related party transactions.

17.  SUBSEQUENT EVENT

     The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2009 consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2009

                                  (IN MILLIONS)

                                                                     ESTIMATED      AMOUNT AT
                                                      COST OR           FAIR     WHICH SHOWN ON
TYPE OF INVESTMENTS                             AMORTIZED COST (1)     VALUE      BALANCE SHEET
----------------------------------------------  ------------------   ---------   --------------
Fixed maturity securities:
  Bonds:
     U.S. Treasury and agency securities......        $ 6,503         $ 6,257        $ 6,257
     Foreign government securities............            608             645            645
     Public utilities.........................          2,380           2,396          2,396
     State and political subdivision
       securities.............................          1,291           1,179          1,179
     All other corporate bonds................         19,186          19,230         19,230
                                                      -------         -------        -------
       Total bonds............................         29,968          29,707         29,707
  Mortgage-backed and asset-backed
     securities...............................         11,143          10,458         10,458
  Redeemable preferred stock..................          1,324           1,110          1,110
                                                      -------         -------        -------
     Total fixed maturity securities..........         42,435          41,275         41,275
                                                      -------         -------        -------
Trading securities............................            868             938            938
                                                      -------         -------        -------
Equity securities:
  Non-redeemable preferred stock..............            351             306            306
Common stock:
  Industrial, miscellaneous and all other.....            143             153            153
                                                      -------         -------        -------
     Total equity securities..................            494             459            459
                                                      -------         -------        -------
Mortgage loans................................          4,748                          4,748
Policy loans..................................          1,189                          1,189
Real estate and real estate joint ventures....            445                            445
Other limited partnership interests...........          1,236                          1,236
Short-term investments........................          1,775                          1,775
Other invested assets.........................          1,498                          1,498
                                                      -------                        -------
     Total investments........................        $54,688                        $53,563
                                                      =======                        =======



--------

   (1) The Company's trading securities portfolio is mainly comprised of fixed maturity and equity securities. Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

                  CONDENSED FINANCIAL INFORMATION OF REGISTRANT
                           DECEMBER 31, 2009 AND 2008

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                   2009      2008
                                                                 -------   -------
CONDENSED BALANCE SHEETS
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $33,325 and $34,567,
     respectively).............................................  $32,132   $30,172
  Equity securities available-for-sale, at estimated fair value
     (cost: $484 and $662, respectively).......................      448       467
  Trading securities, at estimated fair value (cost: $0 and
     $50, respectively)........................................       --        50
  Mortgage loans (net of valuation allowances of $52 and $19,
     respectively).............................................    4,122     4,060
  Policy loans.................................................    1,139     1,151
  Real estate and real estate joint ventures...................      278       367
  Other limited partnership interests..........................      925       947
  Short-term investments.......................................      923     1,539
  Investment in subsidiaries...................................    4,131     3,411
  Other invested assets........................................    1,467     2,136
                                                                 -------   -------
     Total investments.........................................   45,565    44,300
Cash and cash equivalents......................................    1,817     4,753
Accrued investment income......................................      397       421
Premiums and other receivables.................................    5,827     5,501
Receivables from subsidiaries..................................      627       348
Deferred policy acquisition costs and value of business
  acquired.....................................................    2,640     3,344
Deferred income tax assets.....................................    1,513     2,272
Goodwill.......................................................      885       885
Other assets...................................................      162       167
Separate account assets........................................   19,491    17,375
                                                                 -------   -------
     Total assets..............................................  $78,924   $79,366
                                                                 =======   =======
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES
Future policy benefits.........................................  $19,036   $18,993
Policyholder account balances..................................   26,127    28,283
Other policyholder funds.......................................      466       415
Payables for collateral under securities loaned and other
  transactions.................................................    5,562     6,983
Short-term debt................................................       --       300
Long-term debt -- affiliated...................................      950       950
Current income tax payable.....................................        7        64
Other liabilities..............................................      724     1,069
Separate account liabilities...................................   19,491    17,375
                                                                 -------   -------
     Total liabilities.........................................   72,363    74,432
                                                                 -------   -------
STOCKHOLDERS' EQUITY
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2009 and 2008, respectively.....................       86        86
Additional paid-in capital.....................................    6,719     6,719
Retained earnings..............................................      541       965
Accumulated other comprehensive loss...........................     (785)   (2,836)
                                                                 -------   -------
     Total stockholders' equity................................    6,561     4,934
                                                                 -------   -------
     Total liabilities and stockholders' equity................  $78,924   $79,366
                                                                 =======   =======




         See accompanying notes to the condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                             2009     2008     2007
                                                           -------   ------   ------
CONDENSED STATEMENTS OF OPERATIONS
REVENUES
Premiums.................................................  $   141   $  110   $  177
Universal life and investment-type product policy fees...      631      741      841
Net investment income....................................    1,895    2,226    2,588
Equity in earnings from subsidiaries.....................     (316)     278      248
Other income.............................................      328       60       66
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities..........................................     (534)    (386)     (28)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive loss..      160       --       --
  Other net investment gains (losses), net...............     (823)     207     (317)
                                                           -------   ------   ------
     Total net investment gains (losses).................   (1,197)    (179)    (345)
                                                           -------   ------   ------
       Total revenues....................................    1,482    3,236    3,575
                                                           -------   ------   ------
EXPENSES
Policyholder benefits and claims.........................      801      682      741
Interest credited to policyholder account balances.......      801      896    1,057
Other expenses...........................................      494    1,006      796
                                                           -------   ------   ------
       Total expenses....................................    2,096    2,584    2,594
                                                           -------   ------   ------
Income (loss) from continuing operations before provision
  for income tax.........................................     (614)     652      981
Provision for income tax expense (benefit)...............     (168)      79      241
                                                           -------   ------   ------
Income (loss) from continuing operations.................     (446)     573      740
Income (loss) from discontinued operations, net of income
  tax....................................................       --       --        4
                                                           -------   ------   ------
Net income (loss)........................................  $  (446)  $  573   $  744
                                                           =======   ======   ======




         See accompanying notes to the condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                          2009       2008       2007
                                                        --------   --------   --------
CONDENSED STATEMENTS OF CASH FLOWS
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities.............  $    993   $    856   $  2,333
                                                        --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
  Fixed maturity securities...........................    10,125     18,221     19,995
  Equity securities...................................       129        119        172
  Mortgage loans......................................       429        458      1,103
  Real estate and real estate joint ventures..........         3         15        117
  Other limited partnership interests.................        94        181        423
Purchases of:
  Fixed maturity securities...........................    (9,247)   (11,263)   (17,608)
  Equity securities...................................       (61)       (65)      (277)
  Mortgage loans......................................      (531)      (560)    (1,996)
  Real estate and real estate joint ventures..........       (19)       (47)      (241)
  Other limited partnership interests.................      (127)      (340)      (325)
  Net change in short-term investments................       619       (934)      (320)
  Net change in other invested assets.................    (1,150)       (66)      (984)
  Net change in policy loans..........................        12       (277)         6
  Other, net..........................................        --         --          2
                                                        --------   --------   --------
Net cash provided by investing activities.............       276      5,442         67
                                                        --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits............................................    15,236      3,275      2,830
  Withdrawals.........................................   (17,667)    (4,008)    (5,330)
Net change in payables for collateral under securities
  loaned and other transactions.......................    (1,421)    (2,560)     1,288
Net change in short-term debt.........................      (300)       300         --
Long-term debt issued -- affiliated...................        --        750        200
Debt issuance costs...................................        --         (8)        --
Financing element on certain derivative instruments...       (53)       (46)        33
Dividends on common stock.............................        --       (500)      (690)
                                                        --------   --------   --------
Net cash used in financing activities.................    (4,205)    (2,797)    (1,669)
                                                        --------   --------   --------
Change in cash and cash equivalents...................    (2,936)     3,501        731
Cash and cash equivalents, beginning of year..........     4,753      1,252        521
                                                        --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR................  $  1,817   $  4,753   $  1,252
                                                        ========   ========   ========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:
  Interest............................................  $     73   $     44   $      1
                                                        ========   ========   ========
  Income tax..........................................  $     76   $    (41)  $     79
                                                        ========   ========   ========
Non-cash transactions during the year:
  Contribution of equity securities to MetLife
     Foundation.......................................  $     --   $     --   $     12
                                                        ========   ========   ========




         See accompanying notes to the condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

           NOTES TO THE CONDENSED FINANCIAL INFORMATION OF REGISTRANT

     The condensed financial information of MetLife Insurance Company of Connecticut ("the Registrant") should be read in conjunction with the Consolidated Financial Statements of MetLife Insurance Company of Connecticut and subsidiaries and the notes thereto. These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Registrant. Investments in subsidiaries are accounted for using the equity method of accounting.

     The condensed unconsolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America except as stated previously which also requires management to make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ materially from these estimates.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                             DAC       FUTURE POLICY     POLICYHOLDER
                                             AND    BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                     VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE (1)
-----------------------------------------  ------   ------------------   ------------   -----------
2009
Retirement Products......................  $3,060         $ 1,454           $21,059         $ --
Corporate Benefit Funding................       7          12,702             9,393           --
Insurance Products.......................   2,133           4,388             6,052          286
Corporate & Other........................      44           5,374               938           14
                                           ------         -------           -------         ----
          Total..........................  $5,244         $23,918           $37,442         $300
                                           ======         =======           =======         ====
2008
Retirement Products......................  $3,171         $ 1,245           $18,905         $ --
Corporate Benefit Funding................       8          12,048            12,553           --
Insurance Products.......................   2,254           3,971             5,531          545
Corporate & Other........................       7           5,034               186            3
                                           ------         -------           -------         ----
          Total..........................  $5,440         $22,298           $37,175         $548
                                           ======         =======           =======         ====
2007
Retirement Products......................  $2,983         $   979           $15,059         $ --
Corporate Benefit Funding................      16          12,044            13,543           --
Insurance Products.......................   1,947           3,569             5,041          342
Corporate & Other........................       2           4,761               172            1
                                           ------         -------           -------         ----
          Total..........................  $4,948         $21,353           $33,815         $343
                                           ======         =======           =======         ====



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

         CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION -- (CONTINUED)
                        DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                                                AMORTIZATION OF
                                  PREMIUM          NET         POLICYHOLDER       DAC AND VOBA        OTHER
                                REVENUE AND    INVESTMENT      BENEFITS AND        CHARGED TO       OPERATING    PREMIUMS WRITTEN
SEGMENT                       POLICY CHARGES     INCOME     INTEREST CREDITED    OTHER EXPENSES   EXPENSES (1)   (EXCLUDING LIFE)
---------------------------   --------------   ----------   -----------------   ---------------   ------------   ----------------
2009
Retirement Products........       $1,087         $  854           $1,161             $   77           $399             $ --
Corporate Benefit Funding..          878          1,069            1,647                  3             34               --
Insurance Products.........          722            375              466                213            362                4
Corporate & Other..........            5             37               92                  1            118               --
                                  ------         ------           ------             ------           ----             ----
          Total............       $2,692         $2,335           $3,366             $  294           $913              $ 4
                                  ======         ======           ======             ======           ====             ====
2008
Retirement Products........       $  949         $  773           $  863             $  860           $296              $--
Corporate Benefit Funding..          456          1,334            1,289                 13             33               --
Insurance Products.........          593            333              416                288            336                5
Corporate & Other..........           14             54                8                  2            105               12
                                  ------         ------           ------             ------           ----             ----
          Total............       $2,012         $2,494           $2,576             $1,163           $770              $17
                                  ======         ======           ======             ======           ====             ====
2007
Retirement Products........       $1,021         $  783           $  686             $  524           $306              $--
Corporate Benefit Funding..           64          1,497            1,105                 23             25               --
Insurance Products.........          653            320              453                193            308                7
Corporate & Other..........           26            293               33                 --             67               25
                                  ------         ------           ------             ------           ----             ----
          Total............       $1,764         $2,893           $2,277             $  740           $706              $32
                                  ======         ======           ======             ======           ====             ====



--------

   (1) Includes other expenses, excluding amortization of DAC and VOBA charged to other expenses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                                                    % AMOUNT
                                                                                     ASSUMED
                                   GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                   ------------   --------   -------   ----------   --------
2009
Life insurance in-force..........    $278,335     $242,647   $ 9,044     $44,732      20.2%
                                     ========     ========   =======     =======
Insurance premium
Life insurance...................    $  1,525     $    235   $    14     $ 1,304       1.1%
Accident and health..............         257          249        --           8        --%
                                     --------     --------   -------     -------
  Total insurance premium........    $  1,782     $    484   $    14     $ 1,312       1.1%
                                     ========     ========   =======     =======
2008
Life insurance in-force..........    $226,418     $191,146   $ 8,800     $44,072      20.0%
                                     ========     ========   =======     =======
Insurance premium
Life insurance...................    $    779     $    181   $    15     $   613       2.4%
Accident and health..............         263          242        --          21        --%
                                     --------     --------   -------     -------
  Total insurance premium........    $  1,042     $    423   $    15     $   634       2.4%
                                     ========     ========   =======     =======
2007
Life insurance in-force..........    $189,630     $152,943   $13,934     $50,621      27.5%
                                     ========     ========   =======     =======
Insurance premium
Life insurance...................    $    384     $     82   $    17     $   319       5.3%
Accident and health..............         270          236        --          34        --%
                                     --------     --------   -------     -------
  Total insurance premium........    $    654     $    318   $    17     $   353       4.8%
                                     ========     ========   =======     =======



     For the year ended December 31, 2009, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $120,549 million and $9,044 million, respectively, and life insurance premiums of $166 million and $14 million, respectively. For the year ended December 31, 2008, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $77,679 million and $8,800 million, respectively, and life insurance premiums of $125 million and $15 million, respectively. For the year ended December 31, 2007, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $48,852 million and $13,934 million, respectively, and life insurance premiums of $32 million and $17 million, respectively.

                                    VINTAGE 3

                              PORTFOLIO ARCHITECT 3

                              PORTFOLIO ARCHITECT L

                                    VINTAGE L

                             PIONEER ANNUISTAR FLEX


                       STATEMENT OF ADDITIONAL INFORMATION

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                              1300 HALL BOULEVARD,
                       BLOOMFIELD, CONNECTICUT 06002-2910

MIC-Book-04-08-81-82-83                                       May 1, 2010

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:


     (1)  Statement of Assets and Liabilities as of December 31, 2009



     (2)  Statement of Operations for the year ended December 31, 2009



     (3) Statement of Changes in Net Assets for the years ended December 31, 2009 and 2008


     (4)  Notes to Financial Statements


(b) The consolidated financial statements and schedules of MetLife Insurance Company of Connecticut and subsidiaries and the report of Independent Registered Public Accounting Firm, are included in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:



     (1)  Consolidated Balance Sheets as of December 31, 2009 and 2008



     (2) Consolidated Statements of Operations for the years ended December 31, 2009, 2008 and 2007



     (3) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2009, 2008 and 2007



     (4) Consolidated Statements of Cash Flows for the year ended December 31, 2009, 2008 and 2007


     (5)  Notes to Consolidated Financial Statements

     (6)  Financial Statement Schedules

(b)  Exhibits


 EXHIBIT
 NUMBER    DESCRIPTION
 -------   -----------
1(a).      Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to
           Exhibit 1 to Travelers Fund ABD for Variable Annuities' Registration Statement
           on Form N-4 EL, File Nos. 033-65343/07465, filed December 22, 1995.)

1(b).      Resolution of The MetLife Insurance Company of Connecticut Board of Directors,
           dated March 24, 2008, authorizing the combining of MetLife of CT Separate
           Account Nine for Variable Annuities into MetLife of CT Separate Account Eleven for Variable Annuities. (Incorporated herein by reference to Exhibit 1(b). to
           Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File
           333-152256/811-21262 filed November 20, 2008.)

2.         Not Applicable

3(a).      Distribution and Principal Underwriting Agreement among the Registrant,
           MetLife Insurance Company of Connecticut and MetLife Investors Distribution
           Company. (Incorporated herein by reference to Exhibit 3(a) to Post-Effective
           Amendment No. 1 to MetLife of CT Separate Account Eleven for Variable
           Annuities to the Registration Statement on Form N-4, File No. 333-152256/811-
           21262 filed on April 7, 2009.)

3(b).      Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to
           MetLife of CT Fund ABD for Variable Annuities to the Registration Statement on
           Form N-4, File No. 033-65343/811-07465 filed April 4, 2007.)

3(c)       Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to
           Exhibit 3(d) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for
           Variable Annuities to the Registration Statement on Form N-4, File No. 033-
           65343/811-07465 filed April 4, 2007.)

3(d)       Services Agreement between MetLife Investors Distribution Company and MetLife
           Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit
           3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable
           Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242,
           filed April 7, 2008.)


 EXHIBIT
 NUMBER    DESCRIPTION
 -------   -----------
3(e)       Form of Enterprise Selling Agreement 02-10 (MetLife Investors Distribution
           Company Sales Agreement). (Incorporated herein by reference to Exhibit 3(f) to
           Post-Effective No. 2 to MetLife of CT Separate Account QPN for Variable
           Annuities' Registration Statement on Form N-4, File No. 333-156911, filed
           April 6, 2010)

4(a).      Form of Variable Annuity Contract. (Incorporated herein by reference to
           Exhibit 4 to the Registration Statement on Form N-4, File No. 333-82009, filed on September 29, 1999.)

4(b).      Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4(b)
           to the Registration Statement on Form N-4, File No. 333-65926, filed on June
           11, 2003.)

4(c).      Death Benefit Endorsement A. (Incorporated herein by reference to Exhibit 4(c)
           to the Registration Statement on Form N-4, File No. 333-65926, filed on June
           11, 2003.)

4(d).      Death Benefit Endorsement B. (Incorporated herein by reference to Exhibit 4(d)
           to the Registration Statement on Form N-4, File No. 333-65926, filed on June
           11, 2003.)

4(e).      Deferred Annual Step-Up Death Benefit Endorsement. (Incorporated herein by reference to Exhibit 4(e) to the Registration Statement on Form N-4, File No.
           333-65926, filed on June 11, 2003.)

4(f).      Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to
           Exhibit 4(f) to the Registration Statement on Form N-4, File No. 333-65926,
           filed on June 11, 2003.)

4(f)(1).   Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement
           on Form N-4, file No. 333-101778, filed November 19, 2004.)

4(g).      Spousal Continuation Rider. (Incorporated herein by reference to Exhibit 4(g)
           to the Registration Statement on Form N-4, File No. 333-65926, filed on June
           11, 2003.)

4(h).      Beneficiary Rider. (Incorporated herein by reference to Exhibit 4(h) to the
           Registration Statement on Form N-4, File No. 333-65926, filed on June 11,
           2003.)

4(i).      Planned Death Benefit Settlement Options Rider. (Incorporated herein by reference to Exhibit 4(i) to the Registration Statement on Form N-4, File No.
           333-65926, filed on June 11, 2003.)

4(j).      Inherited Contract Rider. (Incorporated herein by reference to Exhibit 4(j) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11,
           2003.)

4(k).      Fixed Account Interest Rate Endorsement. (Incorporated herein by reference to
           Exhibit 4(k) to the Registration Statement on Form N-4, File No. 333-65926,
           filed on June 11, 2003.)

4(l).      Enhanced Stepped-Up Provision Rider 15 -- Vintage L. (Incorporated herein by reference to Exhibit 4(l) to the Registration Statement on Form N-4, File No.
           333-65926, filed on June 11, 2003.)

4(m).      Enhanced Stepped-Up Provision Rider 20 -- Portfolio Architect L, Pioneer L.
           (Incorporated herein by reference to Exhibit 4(m) to the Registration
           Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)

4(n).      Guaranteed Minimum Withdrawal Rider For Life. (Incorporated herein by reference to Exhibit 4(n) to Post-Effective Amendment No. 7 to the
           Registration Statement on Form N-4, File No. 333-65926, filed on December 23,
           2005.)

4(o).      Company Name Change Endorsement The Travelers Insurance Company effective May
           1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective
           Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the
           Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)

4(p).      Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4(d) to
           Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable
           Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed
           April 6, 2006.)

4(q).      Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4(e) to
           Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable
           Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed
           April 6, 2006.)

5(a).      Form of Variable Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4,
           File No. 333-82009 filed on June 11, 2003.)

5(b).      Form of Variable Annuity Application. (Incorporated herein by reference to
           Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
           Variable Annuities to the Registration Statement on Form N-4, File No. 033-
           65343 filed April 6, 2006.)


 EXHIBIT
 NUMBER    DESCRIPTION
 -------   -----------
6(a).      Charter of The Travelers Insurance Company, as amended on October 19, 1994.
           (Incorporated herein by reference to Exhibit 6(a) to the Registration
           Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)

6(b).      By-Laws of The Travelers Insurance Company, as amended on October 20, 1994.
           (Incorporated herein by reference to Exhibit 6(b) to the Registration
           Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)

6(c).      Certificate of Amendment of the Charter as Amended and Restated of The
           Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The Travelers
           Fund ABD for Variable Annuities Registration Statement on Form N-4, File No.
           033-65343 filed April 6, 2006.)

6(d).      Certificate of Correction, dated April 4, 2007, to the Certificate of
           Amendment to the Charter of MetLife Insurance Company of Connecticut, dated
           February 10, 2006. (Incorporated herein by reference to Exhibit 6(d) to the
           Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for
           Variable Annuities' Registration Statement on Form N-4, File Nos. 333-
           65926/811-09411, filed on October 31, 2007.)

7.         Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4,
           File No. 333-65942, filed April 15, 2003.)

8(a).      Participation Agreement Among Metropolitan Series Fund, Inc., MetLife
           Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance
           Company of Connecticut (effective August 31, 2007). (Incorporated herein by reference to Exhibit 8(e) to Post-effective Amendment No. 11 to MetLife of CT
           Separate Account Nine for Variable Annuities' Registration Statement on Form
           N-4, File Nos. 333-65926/811-09411, filed October 31, 2007.)

8(b).      Participation Agreement Among Met Investors Series Trust, Met Investors
           Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance
           Company and The Travelers Life and Annuity Company effective November 1, 2005.
           (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment
           No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement
           on Form N-4, File No. 033-65343 filed April 6, 2006.)

8(c).      Participation Agreement Among The Travelers Insurance Company, The Travelers
           Life and Annuity Company, American Funds Insurance Series, American Funds
           Distributors, Inc. and Capital Research and Management Company effective
           October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and
           April 28, 2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-
           Effective Amendment No. 19 to the Registration Statement on Form N-4, File No.
           333-101778, filed April 7, 2009.)

8(d).      Amended and Restated Participation Agreement Among The Travelers Insurance
           Company, The Travelers Life and Annuity Company, Travelers Distribution LLC,
           Franklin Templeton Variable Insurance Products Trust and Franklin Templeton
           Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and
           Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the
           Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(e).      Participation Agreement Among The Travelers Insurance Company, The Travelers
           Life and Annuity Company and Janus Aspen Series effective May 1, 2000 and
           Amendments to the Participation Agreement (respectively effective July 1,
           2000, October 15, 2000, May 1, 2001, May 24, 2001, January 31, 2002, May 1,
           2003, August 1, 2004 and April 28, 2008.) (Incorporated herein by reference to
           Exhibit 8(j) to Post-Effective Amendment No. 19 to the Registration Statement
           on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(f).      Participation Agreement Among MetLife Insurance Company of Connecticut, Legg
           Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income
           Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor,
           LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit
           8(k) to Post-Effective Amendment No. 19 to the Registration Statement on Form
           N-4, File No. 333-101778, filed April 7, 2009.)


 EXHIBIT
 NUMBER    DESCRIPTION
 -------   -----------
8(g).      Participation Agreement Among The Travelers Insurance Company, The Travelers
           Life and Annuity Company, Oppenheimer Variable Account Funds and Oppenheimer
           Funds, Inc. effective January 1, 2002 and Amendments to the Participation
           Agreement (respectively effective May 1, 2003, May 3, 2004, May 2, 2005 and
           April 28, 2008.) (Incorporated herein by reference to Exhibit 8(r) to Post-
           Effective Amendment No. 19 to the Registration Statement on Form N-4, File No.
           333-101778, filed April 7, 2009.)

8(h).      Participation Agreement Among The Travelers Insurance Company, The Travelers
           Life and Annuity Company, PIMCO Variable Insurance Trust and PIMCO Advisors
           Distribution LLC effective May 1, 2001 and Amendments to the Participation
           Agreement (respectively effective January 31, 2002, April 23, 2003 and
           February 17, 2004.) (Incorporated herein by reference to Exhibit 8(l) to Post-
           Effective Amendment No. 19 to the Registration Statement on Form N-4, File No.
           333-101778, filed April 7, 2009.)

8(i).      Participation Agreement Among The Travelers Insurance Company, The Travelers
           Life and Annuity Company, Pioneer Variable Contracts Trust, Pioneer Investment
           Management, Inc. and Pioneer Fund Distributor, Inc. effective January 1, 2002 and Amendments to the Participation Agreement (respectively effective May 1,
           2003 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(m) to
           Post-Effective Amendment No. 19 to the Registration Statement on Form N-4,
           File No. 333-101778, filed April 7, 2009.)

8(j).      Participation Agreement Among The Travelers Insurance Company, The Travelers
           Life and Annuity Company, Van Kampen Life Investment Trust, Van Kampen Funds
           Inc. and Van Kampen Asset Management effective May 1, 2005 and an Amendment to the Participation Agreement (effective April 28, 2008.) (Incorporated herein by reference to Exhibit 8(n) to Post-Effective Amendment No. 19 to the
           Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(k).      Amended and Restated Participation Agreement Among The Travelers Insurance
           Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund
           III effective May 1, 2001 and Amendments to the Amended and Restated
           Participation Agreement (respectively effective May 1, 2003, December 8, 2004,
           October 1, 2005, June 18, 2007 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the
           Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

9          Opinion of Counsel as to the legality of securities being registered.
           (Incorporated herein by reference to Exhibit 1(b). to Pre-Effective Amendment
           No. 1 to the Registration Statement on Form N-4, File 333-152256/811-21262
           filed November 20, 2008.)

10.        Consent of Deloitte & Touche LLP, Independent Registered Public Accounting
           Firm. (Filed herewith.)

11.        Not applicable

12.        Not applicable

13.        Powers of Attorney authorizing Michele H. Abate, Paul G. Cellupica, Richard S.
           Collins, John E. Connolly, Jr., Gina C. Sandonato, Myra L. Saul and Marie C.
           Swift to act as signatory for Michael K. Farrell, Peter M. Carlson, Maria R.
           Morris, Robert E. Sollmann, Jr. and Stanley J. Talbi (Filed herewith.)



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
    MetLife Insurance Company of Connecticut
    1300 Hall Boulevard
    Bloomfield, CT 06002-2910


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Michael K. Farrell            Chairman of the Board, President, Chief Executive Officer and
10 Park Avenue                Director
Morristown, NJ 07962

Maria R. Morris               Director
1095 Avenue of the Americas
New York, NY 10036


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Robert E. Sollman, Jr.        Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Peter M. Carlson              Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036

Steven A. Kandarian           Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

James L. Lipscomb             Executive Vice President and General Counsel
1095 Avenue of the Americas
New York, NY 10036

Stanley J. Talbi              Executive Vice President and Chief Financial Officer
1095 Avenue of the Americas
New York, NY 10036

Steven J. Goulart             Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036

Jeffrey A. Welikson           Senior Vice President and Secretary
1095 Avenue of the Americas
New York, NY 10036

William D. Cammarata          Senior Vice President
18210 Crane Nest Dr.
Tampa, FL 33647

Elizabeth M. Forget           Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Gene L. Lunman                Senior Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Roberto Baron                 Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036

S. Peter Headley              Vice President and Assistant Secretary
8717 W. 110(th) Street
Suite 700
Overland Park, KS 66210

Bennett Kleinberg             Vice President and Senior Actuary
1300 Hall Boulevard
Bloomfield, CT 06002

Christopher A. Kremer         Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Paul L. LeClair               Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Jonathan L. Rosenthal         Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Patrick D. Studley            Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036



NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Andrew T. Aoyama              Vice President
200 Park Avenue
40(th) Floor
New York, NY 10166

Steven J. Brash               Vice President
1095 Avenue of the Americas
New York, NY 10036

Herbert B. Brown              Vice President
1095 Avenue of the Americas
New York, NY 10036

Dierdre E. Curran             Vice President
300 Davidson Ave
Somerset, NJ 08873

Mark J. Davis                 Vice President
501 Route 22
Bridgewater, NJ 08807

Judith A. Gulotta             Vice President
10 Park Avenue
Morristown, NJ 07962

John J. Iwanicki              Vice President
18210 Crane Nest Dr.
Tampa, FL 33647

Sebastian J. Janssen          Vice President
485-B US Highway 1 South
Suite 420
Iselin, NJ 08830

Karen A. Johnson              Vice President
501 Boylston Street
Boston, MA 02116

James W. Koeger               Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Daniel A. O'Neill             Vice President
8717 W. 110(th) Street
Suite 700
Overland Park, KS 62210

Mark S. Reilly                Vice President and Illustration Actuary
1300 Hall Boulevard
Bloomfield, CT 06002

Ragai A. Roushdy              Vice President
10 Park Avenue
Morristown, NJ 07962

Katherine J. Schoos           Vice President
700 Quaker Lane
Warwick, RI 02886

Mark H. Wilsmann              Vice President
10 Park Avenue
Morristown, NJ 07962

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2009

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2009. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Affiliated Insurance Agency LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

G.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

H.    MetLife Securities, Inc. (DE)

I.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

J.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

K.    MetLife Investors Insurance Company (MO)

L.    First MetLife Investors Insurance Company (NY)

M.    Walnut Street Securities, Inc. (MO)

N.    Newbury Insurance Company, Limited (Bermuda)

O.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

P.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      8.    MetLife Global, Inc. (DE)

      9.    MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil)

      10.   MetLife Insurance Limited (United Kingdom)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13.   MetLife Insurance S.A./NV (Belgium)

      14.   MetLife Services Limited (United Kingdom)

      15.   MetLife Insurance Limited (Australia)

            a)    MetLife Investments Pty Limited (Australia)

                  i) MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investment Pty Limited. MetLife Investments Pty Limited is a wholly owned subsidiary of MetLife Insurance Limited.

            b)    MetLife Services (Singapore) PTE Limited (Singapore)

      16. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      17. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      18. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      19.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., LTD. (Japan)


            c)    MetLife Limited (Hong Kong)


      20.   MetLife NC Limited (Ireland)


      21.   MetLife Europe Services Limited (Ireland)


      22.   Metropolitan Realty Management, Inc. (DE)

            a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by
               Metropolitan Realty Management, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

            b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by
               Metropolitan Realty Management, Inc. and 2% is owned by MetLife International Holdings, Inc.

            c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan
               Realty Management, Inc. and 1.29459% is owned by MetLife International Holdings, Inc.

               1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                    a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

               2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      23.   MetLife International Limited, LLC (DE)

      24. MetLife Planos Odontologicos Ltda. (Brazil) 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      25.   MetLife Global Holdings Corporation (Mexico)

      26.   MetLife Ireland Holdings One Limited (Ireland)

      27.   MetLife Ireland Holdings Two Limited (Ireland)

Q.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   Metropolitan Marine Way Investments Limited (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   Bond Trust Account A (MA)

      19.   MetLife Investments Asia Limited (Hong Kong).

      20. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      21. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      22.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      23.   GenAmerica Financial, LLC (DE)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

      24.   Corporate Real Estate Holdings, LLC (DE)

      25. Ten Park SPC (Caman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      26.   MetLife Tower Resources Group, Inc. (DE)

      27.   Headland - Pacific Palisades, LLC (CA)

      28. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      29.   Krisman, Inc. (MO)

      30.   Special Multi-Asset Receivables Trust (DE)

      31.   White Oak Royalty Company (OK)

      32.   500 Grant Street GP LLC (DE)

      33. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      34.   MetLife Canada/MetVie Canada (Canada)

      35.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      36.   Euro CL Investments LLC (DE)

      37.   MEX DF Properties, LLC (DE)

      38. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      39.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      40.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      41.   MLIC Asset Holdings, LLC (DE)

      42.   85 Broad Street Mezzanine LLC (CT)

            (a)   85 Broad Street LLC (DE)

      43.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            (a)   The Building at 575 Fifth LLC (DE)

      44. CML Columbia Park Fund I LLC (DE)- 24% of membership interest is held by MetLife Insurance Company of Connecticut, 76% of membership interest is held by Metropolitan Life Insurance Company.

R.    MetLife Capital Trust IV (DE)

S. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

            b)    ML/VCC Gilroy, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (IRELAND)

               i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   Tribeca Distressed Securities, L.L.C. (DE)

      18.   MetLife Investors USA Insurance Comapny (DE)

      19.   TLA Holdings II LLC (DE)

      20.   TLA Holdings III (DE)

T.    MetLife Reinsurance Company of South Carolina (SC)

U.    MetLife Investment Advisors Company, LLC (DE)

V.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

W.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


X.    SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

Y.    MetLife Capital Trust X (DE)

Z.    Cova Life Management Company (DE)

AA.   MetLife Reinsurance Company of Charleston (SC)


1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

                                        6

TEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2010, there were 1,067 qualified contracts and 1,443 non-qualified contracts of Vintage 3; there were 200 qualified contracts and 232 non-qualified contracts of Portfolio Architect 3; there were 371 qualified contracts and 490 non-qualified contracts of Portfolio Architect L; there were 2,286 qualified contracts and 2,727 non-qualified contracts of Vintage L; and there were 607 qualified contracts and 552 non-qualified contracts of Pioneer Annuistar Flex offered by the Registrant.


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614

MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):

MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance,
MetLife of CT Fund UL III for Variable Life Insurance

Metropolitan Life Variable Annuity Separate Account II


Met Investors Series Trust

MetLife Investors Variable Annuity Account One

MetLife Investors Variable Life Account One


MetLife Investors USA Separate Account A

MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.


NAME AND PRINCIPAL             POSITIONS AND OFFICES
BUSINESS ADDRESS               WITH UNDERWRITER
----------------------------   ---------------------------------------------------------------
Michael K. Farrell             Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham               Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta             Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester              President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget            Executive Vice President
1095 Avenues of the Americas
New York, NY 10036


NAME AND PRINCIPAL             POSITIONS AND OFFICES
BUSINESS ADDRESS               WITH UNDERWRITER
----------------------------   ---------------------------------------------------------------
Paul A. LaPiana                Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson             Executive Vice President, General Counsel and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614

Andrew G. Aiello               Senior Vice President, Channel Head-National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jeffrey A. Barker              Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers             Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Curtis Wohlers                 Senior Vice President, National Sales Manager, Independent
1300 Hall Boulevard            Planners and Insurance Advisors
Bloomfield, CT 06002

Jay S. Kaduson                 Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Steven J. Goulart              Treasurer
1095 Avenue of the Americas
New York, NY 10036

Peter Gruppuso                 Vice President, Chief Financial Officer
501 Route 22
Bridgewater, NJ 08807

Debora L. Buffington           Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                    Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy A. Sturdivant            Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros               Vice President
1095 Avenue of the Americas
New York, NY 10036

(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                                                  (2)
                  (1)                      NET UNDERWRITING          (3)              (4)
           NAME OF PRINCIPAL                 DISCOUNTS AND     COMPENSATION ON     BROKERAGE             (5)
              UNDERWRITER                     COMMISSIONS         REDEMPTION      COMMISSIONS    OTHER COMPENSATION
           -----------------               ----------------    ---------------    -----------    ------------------
MetLife Investors Distribution
  Company..............................      $114,483,902             $0               $0                $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910



MetLife, 501 Boylston Street, Boston, MA 02116



MetLife, 1095 Avenue of the Americas, New York, 10036



MetLife, 18210 Crane Nest Drive, Tampa, FL 33647


ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.



The MetLife Insurance Company of Connecticut hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MetLife Insurance Company of Connecticut.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Morristown, and State of New Jersey, on this 6th day of April 2010.


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                                  (Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                   (Depositor)

                                        By:      /s/ MICHAEL K. FARRELL
                                            ------------------------------------
                                                Michael K. Farrell, President

As required by the Securities Act of 1933 this registration statement has been signed by the following persons in the capacities indicated on this 6th day of April 2010.




         /s/ *MICHAEL K. FARRELL                  Chairman of the Board, President and Chief
---------------------------------------------        Executive Officer
             (Michael K. Farrell)

          /s/ *STANLEY J. TALBI                   Executive Vice President and Chief
---------------------------------------------        Financial Officer
              (Stanley J. Talbi)

          /s/ *PETER M. CARLSON                   Executive Vice President and Chief
---------------------------------------------        Accounting Officer
              (Peter M. Carlson)

          /s/ *MARIA R. MORRIS                    Director
---------------------------------------------
              (Maria R. Morris)

      /s/ *ROBERT E. SOLLMANN, JR.                Director
---------------------------------------------
          (Robert E. Sollmann, Jr.)




                                        By:       /s/ MICHELE H. ABATE
                                            ------------------------------------
                                             Michele H. Abate, Attorney-in-Fact

* MetLife Insurance Company of Connecticut. Executed by Michele H. Abate on behalf of those indicated pursuant to powers of attorney filed herewith.

                                  EXHIBIT INDEX


10    Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm

13    Powers of Attorney